UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03618

BRIGHTHOUSE FUNDS TRUST II

(Exact name of registrant as specified in charter)

11225 North Community House Rd.

Charlotte, NC 28277

(Address of principal executive offices) (zip code)

Kristi Slavin

c/o Brighthouse Investment Advisers, LLC

11225 North Community House Rd.

Charlotte, NC 28277

(Name and address of agent for service)

Copy to:

Brian D. McCabe, Esq.

Ropes and Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (980) 949-5121

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,387,214,821
  # of Portfolio Investments93
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$4,693,707

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	4.7
MercadoLibre, Inc.	4.2
Tencent Holdings Ltd.	3.3
Deutsche Boerse AG	2.7
Ryanair Holdings PLC	2.6
SAP SE	2.5
Scout24 SE	2.5
DSV AS	2.4
CRH PLC	2.2
Samsung Electronics Co. Ltd.	2.0

Top Sectors

Value	Value
Energy	1.1
Consumer Staples	4.9
Health Care	5.7
Materials	5.9
Communication Services	11.7
Consumer Discretionary	15.8
Financials	16.8
Industrials	17.8
Information Technology	19.7

Top 10 Countries

Value	Value
Taiwan	4.7
Canada	4.7
Italy	4.9
Denmark	5.8
France	6.4
Netherlands	6.5
United States	6.9
Germany	8.9
China	9.5
Japan	11.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$54	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,387,214,821
  # of Portfolio Investments93
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$4,693,707

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	4.7
MercadoLibre, Inc.	4.2
Tencent Holdings Ltd.	3.3
Deutsche Boerse AG	2.7
Ryanair Holdings PLC	2.6
SAP SE	2.5
Scout24 SE	2.5
DSV AS	2.4
CRH PLC	2.2
Samsung Electronics Co. Ltd.	2.0

Top Sectors

Value	Value
Energy	1.1
Consumer Staples	4.9
Health Care	5.7
Materials	5.9
Communication Services	11.7
Consumer Discretionary	15.8
Financials	16.8
Industrials	17.8
Information Technology	19.7

Top 10 Countries

Value	Value
Taiwan	4.7
Canada	4.7
Italy	4.9
Denmark	5.8
France	6.4
Netherlands	6.5
United States	6.9
Germany	8.9
China	9.5
Japan	11.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$49	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,387,214,821
  # of Portfolio Investments93
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$4,693,707

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	4.7
MercadoLibre, Inc.	4.2
Tencent Holdings Ltd.	3.3
Deutsche Boerse AG	2.7
Ryanair Holdings PLC	2.6
SAP SE	2.5
Scout24 SE	2.5
DSV AS	2.4
CRH PLC	2.2
Samsung Electronics Co. Ltd.	2.0

Top Sectors

Value	Value
Energy	1.1
Consumer Staples	4.9
Health Care	5.7
Materials	5.9
Communication Services	11.7
Consumer Discretionary	15.8
Financials	16.8
Industrials	17.8
Information Technology	19.7

Top 10 Countries

Value	Value
Taiwan	4.7
Canada	4.7
Italy	4.9
Denmark	5.8
France	6.4
Netherlands	6.5
United States	6.9
Germany	8.9
China	9.5
Japan	11.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,588,096,601
  # of Portfolio Investments2,436
  Portfolio Turnover Rate207%
  Total Advisory Fees Paid$4,317,140

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	15.0
U.S. Treasury Notes	14.5
Federal National Mortgage Association	10.2
U.S. Treasury Bonds	7.5
Federal Home Loan Mortgage Corp.	6.9
Government National Mortgage Association	3.0
Government National Mortgage Association, TBA	2.6
EQT Corp.	2.0
JPMorgan Chase & Co.	1.9
Morgan Stanley	1.3

Asset Allocation

Value	Value
Convertible Bonds	0.1
Preferred Stocks	0.2
Common Stocks	0.5
Municipals	0.7
Floating Rate Loans	0.8
Short-Term Investments	4.0
Foreign Government	4.4
Asset-Backed Securities	8.7
Non-Agency Mortgage-Backed Securities	10.1
U.S. Treasury & Government Agencies	22.1
Corporate Bonds & Notes	26.6
Agency Sponsored Mortgage-Backed Securities	38.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$32	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,588,096,601
  # of Portfolio Investments2,436
  Portfolio Turnover Rate207%
  Total Advisory Fees Paid$4,317,140

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	15.0
U.S. Treasury Notes	14.5
Federal National Mortgage Association	10.2
U.S. Treasury Bonds	7.5
Federal Home Loan Mortgage Corp.	6.9
Government National Mortgage Association	3.0
Government National Mortgage Association, TBA	2.6
EQT Corp.	2.0
JPMorgan Chase & Co.	1.9
Morgan Stanley	1.3

Asset Allocation

Value	Value
Convertible Bonds	0.1
Preferred Stocks	0.2
Common Stocks	0.5
Municipals	0.7
Floating Rate Loans	0.8
Short-Term Investments	4.0
Foreign Government	4.4
Asset-Backed Securities	8.7
Non-Agency Mortgage-Backed Securities	10.1
U.S. Treasury & Government Agencies	22.1
Corporate Bonds & Notes	26.6
Agency Sponsored Mortgage-Backed Securities	38.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,588,096,601
  # of Portfolio Investments2,436
  Portfolio Turnover Rate207%
  Total Advisory Fees Paid$4,317,140

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	15.0
U.S. Treasury Notes	14.5
Federal National Mortgage Association	10.2
U.S. Treasury Bonds	7.5
Federal Home Loan Mortgage Corp.	6.9
Government National Mortgage Association	3.0
Government National Mortgage Association, TBA	2.6
EQT Corp.	2.0
JPMorgan Chase & Co.	1.9
Morgan Stanley	1.3

Asset Allocation

Value	Value
Convertible Bonds	0.1
Preferred Stocks	0.2
Common Stocks	0.5
Municipals	0.7
Floating Rate Loans	0.8
Short-Term Investments	4.0
Foreign Government	4.4
Asset-Backed Securities	8.7
Non-Agency Mortgage-Backed Securities	10.1
U.S. Treasury & Government Agencies	22.1
Corporate Bonds & Notes	26.6
Agency Sponsored Mortgage-Backed Securities	38.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,845,789,274
  # of Portfolio Investments47
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$4,510,581

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	12.3
Microsoft Corp.	10.5
Amazon.com, Inc.	9.0
Meta Platforms, Inc.	7.2
Broadcom, Inc.	6.1
Apple, Inc.	5.6
Visa, Inc.	4.2
Netflix, Inc.	3.9
Intuit, Inc.	3.5
Eli Lilly & Co.	3.0

Top Sectors

Value	Value
Real Estate	0.2
Materials	0.7
Industrials	4.6
Health Care	7.4
Financials	8.2
Consumer Discretionary	14.8
Communication Services	15.2
Information Technology	49.0

Top Countries

Value	Value
Canada	0.4
China	0.6
Netherlands	1.5
Italy	1.6
Taiwan	1.9
United States	94.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,845,789,274
  # of Portfolio Investments47
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$4,510,581

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	12.3
Microsoft Corp.	10.5
Amazon.com, Inc.	9.0
Meta Platforms, Inc.	7.2
Broadcom, Inc.	6.1
Apple, Inc.	5.6
Visa, Inc.	4.2
Netflix, Inc.	3.9
Intuit, Inc.	3.5
Eli Lilly & Co.	3.0

Top Sectors

Value	Value
Real Estate	0.2
Materials	0.7
Industrials	4.6
Health Care	7.4
Financials	8.2
Consumer Discretionary	14.8
Communication Services	15.2
Information Technology	49.0

Top Countries

Value	Value
Canada	0.4
China	0.6
Netherlands	1.5
Italy	1.6
Taiwan	1.9
United States	94.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,845,789,274
  # of Portfolio Investments47
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$4,510,581

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	12.3
Microsoft Corp.	10.5
Amazon.com, Inc.	9.0
Meta Platforms, Inc.	7.2
Broadcom, Inc.	6.1
Apple, Inc.	5.6
Visa, Inc.	4.2
Netflix, Inc.	3.9
Intuit, Inc.	3.5
Eli Lilly & Co.	3.0

Top Sectors

Value	Value
Real Estate	0.2
Materials	0.7
Industrials	4.6
Health Care	7.4
Financials	8.2
Consumer Discretionary	14.8
Communication Services	15.2
Information Technology	49.0

Top Countries

Value	Value
Canada	0.4
China	0.6
Netherlands	1.5
Italy	1.6
Taiwan	1.9
United States	94.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$772,918,742
  # of Portfolio Investments158
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$1,248,187

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

JPMorgan Securities LLC	10.4
BofA Securities, Inc.	9.4
Westpac Banking Corp.	3.3
Royal Bank of Canada	3.3
Macquarie Bank Ltd.	2.7
CDP Financial Inc	2.6
Chesham Finance Ltd./Chesham Finance LLC	2.6
Canadian Imperial Bank of Commerce	2.5
Ionic Funding LLC	2.0
TD Securities (USA) LLC	1.9

Asset Allocation

Value	Value
U.S. Treasury	0.4
Time Deposits	1.4
Repurchase Agreements	21.7
Certificate of Deposit	28.0
Commercial Paper	48.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$772,918,742
  # of Portfolio Investments158
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$1,248,187

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

JPMorgan Securities LLC	10.4
BofA Securities, Inc.	9.4
Westpac Banking Corp.	3.3
Royal Bank of Canada	3.3
Macquarie Bank Ltd.	2.7
CDP Financial Inc	2.6
Chesham Finance Ltd./Chesham Finance LLC	2.6
Canadian Imperial Bank of Commerce	2.5
Ionic Funding LLC	2.0
TD Securities (USA) LLC	1.9

Asset Allocation

Value	Value
U.S. Treasury	0.4
Time Deposits	1.4
Repurchase Agreements	21.7
Certificate of Deposit	28.0
Commercial Paper	48.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$26	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$772,918,742
  # of Portfolio Investments158
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$1,248,187

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

JPMorgan Securities LLC	10.4
BofA Securities, Inc.	9.4
Westpac Banking Corp.	3.3
Royal Bank of Canada	3.3
Macquarie Bank Ltd.	2.7
CDP Financial Inc	2.6
Chesham Finance Ltd./Chesham Finance LLC	2.6
Canadian Imperial Bank of Commerce	2.5
Ionic Funding LLC	2.0
TD Securities (USA) LLC	1.9

Asset Allocation

Value	Value
U.S. Treasury	0.4
Time Deposits	1.4
Repurchase Agreements	21.7
Certificate of Deposit	28.0
Commercial Paper	48.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 20 Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$5	0.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$316,945,073
  # of Portfolio Investments34
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$70,152

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	13.0
Western Asset Management U.S. Government Portfolio, Class A	13.0
PIMCO Total Return Portfolio, Class A	12.5
TCW Core Fixed Income Portfolio, Class A	10.0
PIMCO Inflation Protected Bond Portfolio, Class A	8.3
JPMorgan Core Bond Portfolio, Class A	8.2
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	5.0
Brighthouse/Franklin Low Duration Total Return Portfolio, Class A	5.0
MFS Value Portfolio, Class A	2.5
Invesco Comstock Portfolio, Class A	2.0

Asset Allocation

Value	Value
Emerging Market Equities	0.3
Real Estate Equities	0.5
U.S. Mid Cap Equities	0.5
Global Equities	1.5
International Fixed Income	2.0
U.S. Small Cap Equities	2.8
International Developed Market Equities	3.8
High Yield Fixed Income	7.5
U.S. Large Cap Equities	11.3
Investment Grade Fixed Income	70.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 20 Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$316,945,073
  # of Portfolio Investments34
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$70,152

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	13.0
Western Asset Management U.S. Government Portfolio, Class A	13.0
PIMCO Total Return Portfolio, Class A	12.5
TCW Core Fixed Income Portfolio, Class A	10.0
PIMCO Inflation Protected Bond Portfolio, Class A	8.3
JPMorgan Core Bond Portfolio, Class A	8.2
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	5.0
Brighthouse/Franklin Low Duration Total Return Portfolio, Class A	5.0
MFS Value Portfolio, Class A	2.5
Invesco Comstock Portfolio, Class A	2.0

Asset Allocation

Value	Value
Emerging Market Equities	0.3
Real Estate Equities	0.5
U.S. Mid Cap Equities	0.5
Global Equities	1.5
International Fixed Income	2.0
U.S. Small Cap Equities	2.8
International Developed Market Equities	3.8
High Yield Fixed Income	7.5
U.S. Large Cap Equities	11.3
Investment Grade Fixed Income	70.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 40 Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,207,444,460
  # of Portfolio Investments38
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$984,402

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	10.1
PIMCO Total Return Portfolio, Class A	9.8
Western Asset Management U.S. Government Portfolio, Class A	8.3
TCW Core Fixed Income Portfolio, Class A	7.5
PIMCO Inflation Protected Bond Portfolio, Class A	5.3
JPMorgan Core Bond Portfolio, Class A	4.1
MFS Value Portfolio, Class A	3.8
T. Rowe Price Large Cap Value Portfolio, Class A	3.5
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.5
Invesco Comstock Portfolio, Class A	3.3

Asset Allocation

Value	Value
Real Estate Equities	0.7
U.S. Mid Cap Equities	1.0
Emerging Market Equities	1.5
Global Equities	3.0
International Fixed Income	4.0
U.S. Small Cap Equities	4.5
High Yield Fixed Income	6.3
International Developed Market Equities	8.9
U.S. Large Cap Equities	21.9
Investment Grade Fixed Income	48.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 40 Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,207,444,460
  # of Portfolio Investments38
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$984,402

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	10.1
PIMCO Total Return Portfolio, Class A	9.8
Western Asset Management U.S. Government Portfolio, Class A	8.3
TCW Core Fixed Income Portfolio, Class A	7.5
PIMCO Inflation Protected Bond Portfolio, Class A	5.3
JPMorgan Core Bond Portfolio, Class A	4.1
MFS Value Portfolio, Class A	3.8
T. Rowe Price Large Cap Value Portfolio, Class A	3.5
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.5
Invesco Comstock Portfolio, Class A	3.3

Asset Allocation

Value	Value
Real Estate Equities	0.7
U.S. Mid Cap Equities	1.0
Emerging Market Equities	1.5
Global Equities	3.0
International Fixed Income	4.0
U.S. Small Cap Equities	4.5
High Yield Fixed Income	6.3
International Developed Market Equities	8.9
U.S. Large Cap Equities	21.9
Investment Grade Fixed Income	48.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 60 Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$8,873,444,037
  # of Portfolio Investments39
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$2,359,293

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	7.6
PIMCO Total Return Portfolio, Class A	6.3
TCW Core Fixed Income Portfolio, Class A	5.3
MFS Value Portfolio, Class A	5.1
T. Rowe Price Large Cap Value Portfolio, Class A	4.5
Invesco Comstock Portfolio, Class A	4.3
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.3
Western Asset Management U.S. Government Portfolio, Class A	4.3
Harris Oakmark International Portfolio, Class A	4.1
Baillie Gifford International Stock Portfolio, Class A	3.5

Asset Allocation

Value	Value
U.S. Mid Cap Equities	1.0
Real Estate Equities	1.5
Emerging Market Equities	2.5
International Fixed Income	3.8
Global Equities	4.0
High Yield Fixed Income	4.3
U.S. Small Cap Equities	6.4
International Developed Market Equities	14.2
Investment Grade Fixed Income	30.2
U.S. Large Cap Equities	32.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 60 Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$8,873,444,037
  # of Portfolio Investments39
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$2,359,293

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	7.6
PIMCO Total Return Portfolio, Class A	6.3
TCW Core Fixed Income Portfolio, Class A	5.3
MFS Value Portfolio, Class A	5.1
T. Rowe Price Large Cap Value Portfolio, Class A	4.5
Invesco Comstock Portfolio, Class A	4.3
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.3
Western Asset Management U.S. Government Portfolio, Class A	4.3
Harris Oakmark International Portfolio, Class A	4.1
Baillie Gifford International Stock Portfolio, Class A	3.5

Asset Allocation

Value	Value
U.S. Mid Cap Equities	1.0
Real Estate Equities	1.5
Emerging Market Equities	2.5
International Fixed Income	3.8
Global Equities	4.0
High Yield Fixed Income	4.3
U.S. Small Cap Equities	6.4
International Developed Market Equities	14.2
Investment Grade Fixed Income	30.2
U.S. Large Cap Equities	32.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 80 Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$8,194,362,789
  # of Portfolio Investments40
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$2,167,004

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

MFS Value Portfolio, Class A	5.8
Invesco Comstock Portfolio, Class A	5.3
T. Rowe Price Large Cap Value Portfolio, Class A	5.3
Jennison Growth Portfolio, Class A	4.9
Harris Oakmark International Portfolio, Class A	4.8
Loomis Sayles Growth Portfolio, Class A	4.6
Baillie Gifford International Stock Portfolio, Class A	4.5
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.5
Brighthouse/Wellington Large Cap Research Portfolio, Class A	4.3
BlackRock Bond Income Portfolio, Class A	4.3

Asset Allocation

Value	Value
International Fixed Income	1.8
Real Estate Equities	2.5
U.S. Mid Cap Equities	2.5
High Yield Fixed Income	3.0
Emerging Market Equities	3.5
Global Equities	4.5
U.S. Small Cap Equities	8.3
Investment Grade Fixed Income	13.3
International Developed Market Equities	19.0
U.S. Large Cap Equities	41.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 80 Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$8,194,362,789
  # of Portfolio Investments40
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$2,167,004

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

MFS Value Portfolio, Class A	5.8
Invesco Comstock Portfolio, Class A	5.3
T. Rowe Price Large Cap Value Portfolio, Class A	5.3
Jennison Growth Portfolio, Class A	4.9
Harris Oakmark International Portfolio, Class A	4.8
Loomis Sayles Growth Portfolio, Class A	4.6
Baillie Gifford International Stock Portfolio, Class A	4.5
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.5
Brighthouse/Wellington Large Cap Research Portfolio, Class A	4.3
BlackRock Bond Income Portfolio, Class A	4.3

Asset Allocation

Value	Value
International Fixed Income	1.8
Real Estate Equities	2.5
U.S. Mid Cap Equities	2.5
High Yield Fixed Income	3.0
Emerging Market Equities	3.5
Global Equities	4.5
U.S. Small Cap Equities	8.3
Investment Grade Fixed Income	13.3
International Developed Market Equities	19.0
U.S. Large Cap Equities	41.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$657,693,455
  # of Portfolio Investments69
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$2,377,178

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

First Citizens BancShares, Inc.	3.4
Vontier Corp.	3.2
Lamar Advertising Co.	3.2
Genpact Ltd.	3.0
OGE Energy Corp.	2.9
U-Haul Holding Co. (Non-Voting Shares)	2.8
Expedia Group, Inc.	2.6
nVent Electric PLC	2.5
Waters Corp.	2.4
Analog Devices, Inc.	2.4

Top 10 Sectors

Value	Value
Energy	3.7
Utilities	5.2
Consumer Staples	5.6
Real Estate	8.0
Information Technology	9.3
Communication Services	9.7
Industrials	13.4
Financials	14.0
Health Care	14.1
Consumer Discretionary	14.5

Top Countries

Value	Value
Israel	1.7
United States	97.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$657,693,455
  # of Portfolio Investments69
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$2,377,178

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

First Citizens BancShares, Inc.	3.4
Vontier Corp.	3.2
Lamar Advertising Co.	3.2
Genpact Ltd.	3.0
OGE Energy Corp.	2.9
U-Haul Holding Co. (Non-Voting Shares)	2.8
Expedia Group, Inc.	2.6
nVent Electric PLC	2.5
Waters Corp.	2.4
Analog Devices, Inc.	2.4

Top 10 Sectors

Value	Value
Energy	3.7
Utilities	5.2
Consumer Staples	5.6
Real Estate	8.0
Information Technology	9.3
Communication Services	9.7
Industrials	13.4
Financials	14.0
Health Care	14.1
Consumer Discretionary	14.5

Top Countries

Value	Value
Israel	1.7
United States	97.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$45	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$657,693,455
  # of Portfolio Investments69
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$2,377,178

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

First Citizens BancShares, Inc.	3.4
Vontier Corp.	3.2
Lamar Advertising Co.	3.2
Genpact Ltd.	3.0
OGE Energy Corp.	2.9
U-Haul Holding Co. (Non-Voting Shares)	2.8
Expedia Group, Inc.	2.6
nVent Electric PLC	2.5
Waters Corp.	2.4
Analog Devices, Inc.	2.4

Top 10 Sectors

Value	Value
Energy	3.7
Utilities	5.2
Consumer Staples	5.6
Real Estate	8.0
Information Technology	9.3
Communication Services	9.7
Industrials	13.4
Financials	14.0
Health Care	14.1
Consumer Discretionary	14.5

Top Countries

Value	Value
Israel	1.7
United States	97.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Dimensional International Small Company Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$478,713,927
  # of Portfolio Investments3,392
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$1,514,591

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Belimo Holding AG	0.5
Swiss Prime Site AG	0.5
BAWAG Group AG	0.4
PSP Swiss Property AG	0.4
Banco de Sabadell SA	0.4
Swissquote Group Holding SA	0.4
SPIE SA	0.4
Orion OYJ	0.3
Gaztransport Et Technigaz SA	0.3
LEG Immobilien SE	0.3

Top 10 Sectors

Value	Value
Communication Services	3.6
Real Estate	4.5
Energy	4.7
Health Care	4.8
Consumer Staples	5.6
Information Technology	7.7
Consumer Discretionary	12.1
Materials	12.5
Financials	15.1
Industrials	25.7

Top 10 Countries

Value	Value
Sweden	2.8
Finland	2.9
Italy	4.5
France	5.3
Australia	5.9
Germany	6.4
Switzerland	8.3
Canada	10.2
United Kingdom	11.2
Japan	23.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Dimensional International Small Company Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$56	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$478,713,927
  # of Portfolio Investments3,392
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$1,514,591

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Belimo Holding AG	0.5
Swiss Prime Site AG	0.5
BAWAG Group AG	0.4
PSP Swiss Property AG	0.4
Banco de Sabadell SA	0.4
Swissquote Group Holding SA	0.4
SPIE SA	0.4
Orion OYJ	0.3
Gaztransport Et Technigaz SA	0.3
LEG Immobilien SE	0.3

Top 10 Sectors

Value	Value
Communication Services	3.6
Real Estate	4.5
Energy	4.7
Health Care	4.8
Consumer Staples	5.6
Information Technology	7.7
Consumer Discretionary	12.1
Materials	12.5
Financials	15.1
Industrials	25.7

Top 10 Countries

Value	Value
Sweden	2.8
Finland	2.9
Italy	4.5
France	5.3
Australia	5.9
Germany	6.4
Switzerland	8.3
Canada	10.2
United Kingdom	11.2
Japan	23.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,178,232,136
  # of Portfolio Investments1,475
  Portfolio Turnover Rate94%
  Total Advisory Fees Paid$2,507,210

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	4.9
Microsoft Corp.	4.6
Apple, Inc.	3.2
Alphabet, Inc.	2.8
Amazon.com, Inc.	2.7
Wells Fargo & Co.	2.1
Broadcom, Inc.	1.9
Berkshire Hathaway, Inc.	1.2
Mastercard, Inc.	1.1
Exxon Mobil Corp.	1.0

Top 10 Fixed Income Issuers

U.S. Treasury Notes	4.9
U.S. Treasury Bonds	4.8
Uniform Mortgage-Backed Security, TBA	4.7
Federal National Mortgage Association	4.5
Federal Home Loan Mortgage Corp.	2.1
Government National Mortgage Association	1.9
U.S. Treasury Inflation-Indexed Bonds	0.9
Government National Mortgage Association, TBA	0.8
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
U.S. Treasury Inflation-Indexed Notes	0.5

Top 10 Countries

Value	Value
Romania	0.2
Mexico	0.2
Canada	0.3
France	0.3
Bermuda	0.3
Cayman Islands	0.4
Germany	0.5
Netherlands	0.6
United Kingdom	1.1
United States	98.9

Asset Allocation

Value	Value
Floating Rate Loan	0.0
Municipals	0.4
Foreign Government	0.9
Short-Term Investments	1.2
Asset-Backed Securities	2.7
Non-Agency Mortgage-Backed Securities	3.8
Corporate Bonds & Notes	8.9
U.S. Treasury & Government Agencies	11.2
Agency Sponsored Mortgage-Backed Securities	15.7
Common Stocks	60.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,178,232,136
  # of Portfolio Investments1,475
  Portfolio Turnover Rate94%
  Total Advisory Fees Paid$2,507,210

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	4.9
Microsoft Corp.	4.6
Apple, Inc.	3.2
Alphabet, Inc.	2.8
Amazon.com, Inc.	2.7
Wells Fargo & Co.	2.1
Broadcom, Inc.	1.9
Berkshire Hathaway, Inc.	1.2
Mastercard, Inc.	1.1
Exxon Mobil Corp.	1.0

Top 10 Fixed Income Issuers

U.S. Treasury Notes	4.9
U.S. Treasury Bonds	4.8
Uniform Mortgage-Backed Security, TBA	4.7
Federal National Mortgage Association	4.5
Federal Home Loan Mortgage Corp.	2.1
Government National Mortgage Association	1.9
U.S. Treasury Inflation-Indexed Bonds	0.9
Government National Mortgage Association, TBA	0.8
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
U.S. Treasury Inflation-Indexed Notes	0.5

Top 10 Countries

Value	Value
Romania	0.2
Mexico	0.2
Canada	0.3
France	0.3
Bermuda	0.3
Cayman Islands	0.4
Germany	0.5
Netherlands	0.6
United Kingdom	1.1
United States	98.9

Asset Allocation

Value	Value
Floating Rate Loan	0.0
Municipals	0.4
Foreign Government	0.9
Short-Term Investments	1.2
Asset-Backed Securities	2.7
Non-Agency Mortgage-Backed Securities	3.8
Corporate Bonds & Notes	8.9
U.S. Treasury & Government Agencies	11.2
Agency Sponsored Mortgage-Backed Securities	15.7
Common Stocks	60.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$32	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,178,232,136
  # of Portfolio Investments1,475
  Portfolio Turnover Rate94%
  Total Advisory Fees Paid$2,507,210

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	4.9
Microsoft Corp.	4.6
Apple, Inc.	3.2
Alphabet, Inc.	2.8
Amazon.com, Inc.	2.7
Wells Fargo & Co.	2.1
Broadcom, Inc.	1.9
Berkshire Hathaway, Inc.	1.2
Mastercard, Inc.	1.1
Exxon Mobil Corp.	1.0

Top 10 Fixed Income Issuers

U.S. Treasury Notes	4.9
U.S. Treasury Bonds	4.8
Uniform Mortgage-Backed Security, TBA	4.7
Federal National Mortgage Association	4.5
Federal Home Loan Mortgage Corp.	2.1
Government National Mortgage Association	1.9
U.S. Treasury Inflation-Indexed Bonds	0.9
Government National Mortgage Association, TBA	0.8
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
U.S. Treasury Inflation-Indexed Notes	0.5

Top 10 Countries

Value	Value
Romania	0.2
Mexico	0.2
Canada	0.3
France	0.3
Bermuda	0.3
Cayman Islands	0.4
Germany	0.5
Netherlands	0.6
United Kingdom	1.1
United States	98.9

Asset Allocation

Value	Value
Floating Rate Loan	0.0
Municipals	0.4
Foreign Government	0.9
Short-Term Investments	1.2
Asset-Backed Securities	2.7
Non-Agency Mortgage-Backed Securities	3.8
Corporate Bonds & Notes	8.9
U.S. Treasury & Government Agencies	11.2
Agency Sponsored Mortgage-Backed Securities	15.7
Common Stocks	60.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,878,852,841
  # of Portfolio Investments52
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$8,014,194

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Microsoft Corp.	4.9
Broadcom, Inc.	3.8
Intuit, Inc.	3.5
Texas Instruments, Inc.	3.5
American Express Co.	3.3
Mastercard, Inc.	3.2
TJX Cos., Inc.	3.2
Apple, Inc.	3.1
Visa, Inc.	3.1
Linde PLC	2.9

Top Sectors

Value	Value
Real Estate	0.9
Communication Services	2.7
Materials	4.9
Consumer Staples	10.4
Consumer Discretionary	10.5
Health Care	15.0
Industrials	15.6
Financials	15.8
Information Technology	21.3

Top Countries

Value	Value
Canada	2.0
United Kingdom	2.1
Ireland	2.6
United States	90.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,878,852,841
  # of Portfolio Investments52
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$8,014,194

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Microsoft Corp.	4.9
Broadcom, Inc.	3.8
Intuit, Inc.	3.5
Texas Instruments, Inc.	3.5
American Express Co.	3.3
Mastercard, Inc.	3.2
TJX Cos., Inc.	3.2
Apple, Inc.	3.1
Visa, Inc.	3.1
Linde PLC	2.9

Top Sectors

Value	Value
Real Estate	0.9
Communication Services	2.7
Materials	4.9
Consumer Staples	10.4
Consumer Discretionary	10.5
Health Care	15.0
Industrials	15.6
Financials	15.8
Information Technology	21.3

Top Countries

Value	Value
Canada	2.0
United Kingdom	2.1
Ireland	2.6
United States	90.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,878,852,841
  # of Portfolio Investments52
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$8,014,194

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Microsoft Corp.	4.9
Broadcom, Inc.	3.8
Intuit, Inc.	3.5
Texas Instruments, Inc.	3.5
American Express Co.	3.3
Mastercard, Inc.	3.2
TJX Cos., Inc.	3.2
Apple, Inc.	3.1
Visa, Inc.	3.1
Linde PLC	2.9

Top Sectors

Value	Value
Real Estate	0.9
Communication Services	2.7
Materials	4.9
Consumer Staples	10.4
Consumer Discretionary	10.5
Health Care	15.0
Industrials	15.6
Financials	15.8
Information Technology	21.3

Top Countries

Value	Value
Canada	2.0
United Kingdom	2.1
Ireland	2.6
United States	90.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,014,376,433
  # of Portfolio Investments98
  Portfolio Turnover Rate40%
  Total Advisory Fees Paid$3,164,768

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

XPO, Inc.	2.8
Cheniere Energy, Inc.	2.5
Twilio, Inc.	2.3
FTAI Aviation Ltd.	2.0
Block, Inc.	2.0
Dexcom, Inc.	1.9
Veeva Systems, Inc.	1.7
Vertiv Holdings Co.	1.7
ROBLOX Corp.	1.7
ATI, Inc.	1.7

Top 10 Sectors

Value	Value
Utilities	1.6
Real Estate	1.6
Consumer Staples	2.0
Communication Services	3.1
Energy	3.4
Financials	7.8
Consumer Discretionary	10.7
Health Care	15.4
Industrials	21.4
Information Technology	29.9

Top Countries

Value	Value
Switzerland	0.7
Japan	1.6
United States	95.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$47	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,014,376,433
  # of Portfolio Investments98
  Portfolio Turnover Rate40%
  Total Advisory Fees Paid$3,164,768

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

XPO, Inc.	2.8
Cheniere Energy, Inc.	2.5
Twilio, Inc.	2.3
FTAI Aviation Ltd.	2.0
Block, Inc.	2.0
Dexcom, Inc.	1.9
Veeva Systems, Inc.	1.7
Vertiv Holdings Co.	1.7
ROBLOX Corp.	1.7
ATI, Inc.	1.7

Top 10 Sectors

Value	Value
Utilities	1.6
Real Estate	1.6
Consumer Staples	2.0
Communication Services	3.1
Energy	3.4
Financials	7.8
Consumer Discretionary	10.7
Health Care	15.4
Industrials	21.4
Information Technology	29.9

Top Countries

Value	Value
Switzerland	0.7
Japan	1.6
United States	95.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio: Class D

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$39	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,014,376,433
  # of Portfolio Investments98
  Portfolio Turnover Rate40%
  Total Advisory Fees Paid$3,164,768

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

XPO, Inc.	2.8
Cheniere Energy, Inc.	2.5
Twilio, Inc.	2.3
FTAI Aviation Ltd.	2.0
Block, Inc.	2.0
Dexcom, Inc.	1.9
Veeva Systems, Inc.	1.7
Vertiv Holdings Co.	1.7
ROBLOX Corp.	1.7
ATI, Inc.	1.7

Top 10 Sectors

Value	Value
Utilities	1.6
Real Estate	1.6
Consumer Staples	2.0
Communication Services	3.1
Energy	3.4
Financials	7.8
Consumer Discretionary	10.7
Health Care	15.4
Industrials	21.4
Information Technology	29.9

Top Countries

Value	Value
Switzerland	0.7
Japan	1.6
United States	95.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,014,376,433
  # of Portfolio Investments98
  Portfolio Turnover Rate40%
  Total Advisory Fees Paid$3,164,768

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

XPO, Inc.	2.8
Cheniere Energy, Inc.	2.5
Twilio, Inc.	2.3
FTAI Aviation Ltd.	2.0
Block, Inc.	2.0
Dexcom, Inc.	1.9
Veeva Systems, Inc.	1.7
Vertiv Holdings Co.	1.7
ROBLOX Corp.	1.7
ATI, Inc.	1.7

Top 10 Sectors

Value	Value
Utilities	1.6
Real Estate	1.6
Consumer Staples	2.0
Communication Services	3.1
Energy	3.4
Financials	7.8
Consumer Discretionary	10.7
Health Care	15.4
Industrials	21.4
Information Technology	29.9

Top Countries

Value	Value
Switzerland	0.7
Japan	1.6
United States	95.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Jennison Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,973,917,878
  # of Portfolio Investments75
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$7,179,886

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	10.3
Amazon.com, Inc.	7.6
Microsoft Corp.	7.0
Meta Platforms, Inc.	6.1
Broadcom, Inc.	5.3
Netflix, Inc.	5.1
Apple, Inc.	4.6
Alphabet, Inc.	3.7
Eli Lilly & Co.	2.9
Mastercard, Inc.	2.7

Top Sectors

Value	Value
Utilities	1.5
Consumer Staples	3.5
Industrials	5.4
Financials	7.4
Health Care	9.7
Consumer Discretionary	16.3
Communication Services	19.0
Information Technology	37.1

Top Countries

Value	Value
United Kingdom	0.4
Spain	0.5
Canada	0.5
Germany	0.7
Denmark	1.0
Taiwan	1.2
Brazil	1.2
United States	94.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Jennison Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$41	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,973,917,878
  # of Portfolio Investments75
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$7,179,886

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	10.3
Amazon.com, Inc.	7.6
Microsoft Corp.	7.0
Meta Platforms, Inc.	6.1
Broadcom, Inc.	5.3
Netflix, Inc.	5.1
Apple, Inc.	4.6
Alphabet, Inc.	3.7
Eli Lilly & Co.	2.9
Mastercard, Inc.	2.7

Top Sectors

Value	Value
Utilities	1.5
Consumer Staples	3.5
Industrials	5.4
Financials	7.4
Health Care	9.7
Consumer Discretionary	16.3
Communication Services	19.0
Information Technology	37.1

Top Countries

Value	Value
United Kingdom	0.4
Spain	0.5
Canada	0.5
Germany	0.7
Denmark	1.0
Taiwan	1.2
Brazil	1.2
United States	94.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Jennison Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,973,917,878
  # of Portfolio Investments75
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$7,179,886

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	10.3
Amazon.com, Inc.	7.6
Microsoft Corp.	7.0
Meta Platforms, Inc.	6.1
Broadcom, Inc.	5.3
Netflix, Inc.	5.1
Apple, Inc.	4.6
Alphabet, Inc.	3.7
Eli Lilly & Co.	2.9
Mastercard, Inc.	2.7

Top Sectors

Value	Value
Utilities	1.5
Consumer Staples	3.5
Industrials	5.4
Financials	7.4
Health Care	9.7
Consumer Discretionary	16.3
Communication Services	19.0
Information Technology	37.1

Top Countries

Value	Value
United Kingdom	0.4
Spain	0.5
Canada	0.5
Germany	0.7
Denmark	1.0
Taiwan	1.2
Brazil	1.2
United States	94.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$350,825,622
  # of Portfolio Investments210
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$1,413,199

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

U.S. Cellular Corp.	1.5
TTM Technologies, Inc.	1.4
Talen Energy Corp.	1.3
Moog, Inc.	1.3
Wintrust Financial Corp.	1.3
Arcosa, Inc.	1.2
Popular, Inc.	1.2
Federal Agricultural Mortgage Corp.	1.2
Vontier Corp.	1.2
Antero Resources Corp.	1.1

Top 10 Sectors

Value	Value
Communication Services	3.0
Real Estate	3.1
Materials	3.4
Utilities	3.6
Energy	5.4
Consumer Discretionary	9.2
Information Technology	12.1
Health Care	12.2
Financials	19.3
Industrials	24.4

Top 10 Countries

Value	Value
Guernsey, Channel Islands	0.1
Israel	0.1
Costa Rica	0.2
Bahamas	0.3
Bermuda	0.6
Switzerland	0.9
Canada	0.9
Puerto Rico	1.5
United Kingdom	2.8
United States	91.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$57	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$350,825,622
  # of Portfolio Investments210
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$1,413,199

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

U.S. Cellular Corp.	1.5
TTM Technologies, Inc.	1.4
Talen Energy Corp.	1.3
Moog, Inc.	1.3
Wintrust Financial Corp.	1.3
Arcosa, Inc.	1.2
Popular, Inc.	1.2
Federal Agricultural Mortgage Corp.	1.2
Vontier Corp.	1.2
Antero Resources Corp.	1.1

Top 10 Sectors

Value	Value
Communication Services	3.0
Real Estate	3.1
Materials	3.4
Utilities	3.6
Energy	5.4
Consumer Discretionary	9.2
Information Technology	12.1
Health Care	12.2
Financials	19.3
Industrials	24.4

Top 10 Countries

Value	Value
Guernsey, Channel Islands	0.1
Israel	0.1
Costa Rica	0.2
Bahamas	0.3
Bermuda	0.6
Switzerland	0.9
Canada	0.9
Puerto Rico	1.5
United Kingdom	2.8
United States	91.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$350,825,622
  # of Portfolio Investments210
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$1,413,199

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

U.S. Cellular Corp.	1.5
TTM Technologies, Inc.	1.4
Talen Energy Corp.	1.3
Moog, Inc.	1.3
Wintrust Financial Corp.	1.3
Arcosa, Inc.	1.2
Popular, Inc.	1.2
Federal Agricultural Mortgage Corp.	1.2
Vontier Corp.	1.2
Antero Resources Corp.	1.1

Top 10 Sectors

Value	Value
Communication Services	3.0
Real Estate	3.1
Materials	3.4
Utilities	3.6
Energy	5.4
Consumer Discretionary	9.2
Information Technology	12.1
Health Care	12.2
Financials	19.3
Industrials	24.4

Top 10 Countries

Value	Value
Guernsey, Channel Islands	0.1
Israel	0.1
Costa Rica	0.2
Bahamas	0.3
Bermuda	0.6
Switzerland	0.9
Canada	0.9
Puerto Rico	1.5
United Kingdom	2.8
United States	91.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$332,590,415
  # of Portfolio Investments106
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$1,284,652

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Sterling Infrastructure, Inc.	2.2
Kratos Defense & Security Solutions, Inc.	2.1
ESCO Technologies, Inc.	2.1
MACOM Technology Solutions Holdings, Inc.	2.0
Construction Partners, Inc.	1.8
RBC Bearings, Inc.	1.7
Casella Waste Systems, Inc.	1.7
Intapp, Inc.	1.6
Verona Pharma PLC	1.6
Varonis Systems, Inc.	1.6

Top Sectors

Value	Value
Communication Services	0.5
Consumer Staples	3.1
Energy	3.3
Financials	8.8
Consumer Discretionary	11.7
Information Technology	19.4
Health Care	24.8
Industrials	26.0

Top Countries

Value	Value
Guernsey, Channel Islands	0.2
Canada	0.5
Israel	0.6
Costa Rica	0.9
Bahamas	1.1
Puerto Rico	1.1
United Kingdom	2.6
United States	90.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$55	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$332,590,415
  # of Portfolio Investments106
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$1,284,652

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Sterling Infrastructure, Inc.	2.2
Kratos Defense & Security Solutions, Inc.	2.1
ESCO Technologies, Inc.	2.1
MACOM Technology Solutions Holdings, Inc.	2.0
Construction Partners, Inc.	1.8
RBC Bearings, Inc.	1.7
Casella Waste Systems, Inc.	1.7
Intapp, Inc.	1.6
Verona Pharma PLC	1.6
Varonis Systems, Inc.	1.6

Top Sectors

Value	Value
Communication Services	0.5
Consumer Staples	3.1
Energy	3.3
Financials	8.8
Consumer Discretionary	11.7
Information Technology	19.4
Health Care	24.8
Industrials	26.0

Top Countries

Value	Value
Guernsey, Channel Islands	0.2
Canada	0.5
Israel	0.6
Costa Rica	0.9
Bahamas	1.1
Puerto Rico	1.1
United Kingdom	2.6
United States	90.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$51	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$332,590,415
  # of Portfolio Investments106
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$1,284,652

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Sterling Infrastructure, Inc.	2.2
Kratos Defense & Security Solutions, Inc.	2.1
ESCO Technologies, Inc.	2.1
MACOM Technology Solutions Holdings, Inc.	2.0
Construction Partners, Inc.	1.8
RBC Bearings, Inc.	1.7
Casella Waste Systems, Inc.	1.7
Intapp, Inc.	1.6
Verona Pharma PLC	1.6
Varonis Systems, Inc.	1.6

Top Sectors

Value	Value
Communication Services	0.5
Consumer Staples	3.1
Energy	3.3
Financials	8.8
Consumer Discretionary	11.7
Information Technology	19.4
Health Care	24.8
Industrials	26.0

Top Countries

Value	Value
Guernsey, Channel Islands	0.2
Canada	0.5
Israel	0.6
Costa Rica	0.9
Bahamas	1.1
Puerto Rico	1.1
United Kingdom	2.6
United States	90.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,549,904,793
  # of Portfolio Investments1,693
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$4,209,799

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	35.7
Federal National Mortgage Association	10.9
U.S. Treasury Bonds	9.2
Federal Home Loan Mortgage Corp.	8.0
Government National Mortgage Association	5.7
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
Bank of America Corp.	0.6
JPMorgan Chase & Co.	0.6
Goldman Sachs Group, Inc.	0.4
Wells Fargo & Co.	0.4

Asset Allocation

Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.5
Municipals	0.5
Non-Agency Mortgage-Backed Securities	0.7
Foreign Government	1.5
Agency Sponsored Mortgage-Backed Securities	25.0
Corporate Bonds & Notes	25.2
U.S. Treasury & Government Agencies	45.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,549,904,793
  # of Portfolio Investments1,693
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$4,209,799

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	35.7
Federal National Mortgage Association	10.9
U.S. Treasury Bonds	9.2
Federal Home Loan Mortgage Corp.	8.0
Government National Mortgage Association	5.7
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
Bank of America Corp.	0.6
JPMorgan Chase & Co.	0.6
Goldman Sachs Group, Inc.	0.4
Wells Fargo & Co.	0.4

Asset Allocation

Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.5
Municipals	0.5
Non-Agency Mortgage-Backed Securities	0.7
Foreign Government	1.5
Agency Sponsored Mortgage-Backed Securities	25.0
Corporate Bonds & Notes	25.2
U.S. Treasury & Government Agencies	45.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,549,904,793
  # of Portfolio Investments1,693
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$4,209,799

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	35.7
Federal National Mortgage Association	10.9
U.S. Treasury Bonds	9.2
Federal Home Loan Mortgage Corp.	8.0
Government National Mortgage Association	5.7
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
Bank of America Corp.	0.6
JPMorgan Chase & Co.	0.6
Goldman Sachs Group, Inc.	0.4
Wells Fargo & Co.	0.4

Asset Allocation

Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.5
Municipals	0.5
Non-Agency Mortgage-Backed Securities	0.7
Foreign Government	1.5
Agency Sponsored Mortgage-Backed Securities	25.0
Corporate Bonds & Notes	25.2
U.S. Treasury & Government Agencies	45.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio: Class G

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,549,904,793
  # of Portfolio Investments1,693
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$4,209,799

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	35.7
Federal National Mortgage Association	10.9
U.S. Treasury Bonds	9.2
Federal Home Loan Mortgage Corp.	8.0
Government National Mortgage Association	5.7
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
Bank of America Corp.	0.6
JPMorgan Chase & Co.	0.6
Goldman Sachs Group, Inc.	0.4
Wells Fargo & Co.	0.4

Asset Allocation

Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.5
Municipals	0.5
Non-Agency Mortgage-Backed Securities	0.7
Foreign Government	1.5
Agency Sponsored Mortgage-Backed Securities	25.0
Corporate Bonds & Notes	25.2
U.S. Treasury & Government Agencies	45.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$14	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,161,919,821
  # of Portfolio Investments431
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$1,445,008

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	1.8
Interactive Brokers Group, Inc.	0.8
EMCOR Group, Inc.	0.8
Guidewire Software, Inc.	0.7
RB Global, Inc.	0.7
Flex Ltd.	0.6
Casey's General Stores, Inc.	0.6
Comfort Systems USA, Inc.	0.6
Curtiss-Wright Corp.	0.6
Pure Storage, Inc.	0.6

Top 10 Sectors

Value	Value
Utilities	2.8
Energy	3.6
Consumer Staples	5.2
Materials	5.2
Real Estate	6.6
Health Care	8.3
Information Technology	11.3
Consumer Discretionary	12.8
Financials	17.6
Industrials	22.0

Top Countries

Value	Value
Japan	0.1
Sweden	0.3
Thailand	0.4
Bermuda	0.4
Canada	0.7
United States	96.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,161,919,821
  # of Portfolio Investments431
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$1,445,008

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	1.8
Interactive Brokers Group, Inc.	0.8
EMCOR Group, Inc.	0.8
Guidewire Software, Inc.	0.7
RB Global, Inc.	0.7
Flex Ltd.	0.6
Casey's General Stores, Inc.	0.6
Comfort Systems USA, Inc.	0.6
Curtiss-Wright Corp.	0.6
Pure Storage, Inc.	0.6

Top 10 Sectors

Value	Value
Utilities	2.8
Energy	3.6
Consumer Staples	5.2
Materials	5.2
Real Estate	6.6
Health Care	8.3
Information Technology	11.3
Consumer Discretionary	12.8
Financials	17.6
Industrials	22.0

Top Countries

Value	Value
Japan	0.1
Sweden	0.3
Thailand	0.4
Bermuda	0.4
Canada	0.7
United States	96.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,161,919,821
  # of Portfolio Investments431
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$1,445,008

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	1.8
Interactive Brokers Group, Inc.	0.8
EMCOR Group, Inc.	0.8
Guidewire Software, Inc.	0.7
RB Global, Inc.	0.7
Flex Ltd.	0.6
Casey's General Stores, Inc.	0.6
Comfort Systems USA, Inc.	0.6
Curtiss-Wright Corp.	0.6
Pure Storage, Inc.	0.6

Top 10 Sectors

Value	Value
Utilities	2.8
Energy	3.6
Consumer Staples	5.2
Materials	5.2
Real Estate	6.6
Health Care	8.3
Information Technology	11.3
Consumer Discretionary	12.8
Financials	17.6
Industrials	22.0

Top Countries

Value	Value
Japan	0.1
Sweden	0.3
Thailand	0.4
Bermuda	0.4
Canada	0.7
United States	96.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio: Class G

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,161,919,821
  # of Portfolio Investments431
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$1,445,008

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	1.8
Interactive Brokers Group, Inc.	0.8
EMCOR Group, Inc.	0.8
Guidewire Software, Inc.	0.7
RB Global, Inc.	0.7
Flex Ltd.	0.6
Casey's General Stores, Inc.	0.6
Comfort Systems USA, Inc.	0.6
Curtiss-Wright Corp.	0.6
Pure Storage, Inc.	0.6

Top 10 Sectors

Value	Value
Utilities	2.8
Energy	3.6
Consumer Staples	5.2
Materials	5.2
Real Estate	6.6
Health Care	8.3
Information Technology	11.3
Consumer Discretionary	12.8
Financials	17.6
Industrials	22.0

Top Countries

Value	Value
Japan	0.1
Sweden	0.3
Thailand	0.4
Bermuda	0.4
Canada	0.7
United States	96.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife MSCI EAFE® Index Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,462,395,443
  # of Portfolio Investments711
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$2,122,369

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

SAP SE	1.6
ASML Holding NV	1.6
Nestle SA	1.3
Roche Holding AG	1.3
Novartis AG	1.2
Novo Nordisk AS	1.2
AstraZeneca PLC	1.1
HSBC Holdings PLC	1.1
Shell PLC	1.1
Commonwealth Bank of Australia	1.1

Top 10 Sectors

Value	Value
Energy	3.1
Utilities	3.4
Communication Services	5.3
Materials	5.5
Consumer Staples	7.8
Information Technology	8.3
Consumer Discretionary	9.5
Health Care	10.9
Industrials	18.5
Financials	23.1

Top 10 Countries

Value	Value
Spain	3.1
Italy	3.1
Netherlands	4.1
Switzerland	4.8
Australia	6.7
France	9.3
United States	9.9
Germany	10.1
United Kingdom	11.1
Japan	21.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife MSCI EAFE® Index Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$33	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,462,395,443
  # of Portfolio Investments711
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$2,122,369

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

SAP SE	1.6
ASML Holding NV	1.6
Nestle SA	1.3
Roche Holding AG	1.3
Novartis AG	1.2
Novo Nordisk AS	1.2
AstraZeneca PLC	1.1
HSBC Holdings PLC	1.1
Shell PLC	1.1
Commonwealth Bank of Australia	1.1

Top 10 Sectors

Value	Value
Energy	3.1
Utilities	3.4
Communication Services	5.3
Materials	5.5
Consumer Staples	7.8
Information Technology	8.3
Consumer Discretionary	9.5
Health Care	10.9
Industrials	18.5
Financials	23.1

Top 10 Countries

Value	Value
Spain	3.1
Italy	3.1
Netherlands	4.1
Switzerland	4.8
Australia	6.7
France	9.3
United States	9.9
Germany	10.1
United Kingdom	11.1
Japan	21.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife MSCI EAFE® Index Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$27	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,462,395,443
  # of Portfolio Investments711
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$2,122,369

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

SAP SE	1.6
ASML Holding NV	1.6
Nestle SA	1.3
Roche Holding AG	1.3
Novartis AG	1.2
Novo Nordisk AS	1.2
AstraZeneca PLC	1.1
HSBC Holdings PLC	1.1
Shell PLC	1.1
Commonwealth Bank of Australia	1.1

Top 10 Sectors

Value	Value
Energy	3.1
Utilities	3.4
Communication Services	5.3
Materials	5.5
Consumer Staples	7.8
Information Technology	8.3
Consumer Discretionary	9.5
Health Care	10.9
Industrials	18.5
Financials	23.1

Top 10 Countries

Value	Value
Spain	3.1
Italy	3.1
Netherlands	4.1
Switzerland	4.8
Australia	6.7
France	9.3
United States	9.9
Germany	10.1
United Kingdom	11.1
Japan	21.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife MSCI EAFE® Index Portfolio: Class G

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$35	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,462,395,443
  # of Portfolio Investments711
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$2,122,369

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

SAP SE	1.6
ASML Holding NV	1.6
Nestle SA	1.3
Roche Holding AG	1.3
Novartis AG	1.2
Novo Nordisk AS	1.2
AstraZeneca PLC	1.1
HSBC Holdings PLC	1.1
Shell PLC	1.1
Commonwealth Bank of Australia	1.1

Top 10 Sectors

Value	Value
Energy	3.1
Utilities	3.4
Communication Services	5.3
Materials	5.5
Consumer Staples	7.8
Information Technology	8.3
Consumer Discretionary	9.5
Health Care	10.9
Industrials	18.5
Financials	23.1

Top 10 Countries

Value	Value
Spain	3.1
Italy	3.1
Netherlands	4.1
Switzerland	4.8
Australia	6.7
France	9.3
United States	9.9
Germany	10.1
United Kingdom	11.1
Japan	21.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Russell 2000® Index Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$955,506,134
  # of Portfolio Investments1,857
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$1,141,515

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.1
Credo Technology Group Holding Ltd.	0.5
Fabrinet	0.4
IonQ, Inc.	0.4
Hims & Hers Health, Inc.	0.4
HealthEquity, Inc.	0.3
Ensign Group, Inc.	0.3
Fluor Corp.	0.3
Blueprint Medicines Corp.	0.3
AeroVironment, Inc.	0.3

Top 10 Sectors

Value	Value
Communication Services	2.5
Utilities	3.1
Materials	3.6
Energy	4.7
Real Estate	5.9
Consumer Discretionary	9.6
Information Technology	14.1
Health Care	15.3
Industrials	16.4
Financials	18.5

Top 10 Countries

Value	Value
Bermuda	0.1
Cameroon	0.2
Norway	0.2
Switzerland	0.2
Brazil	0.2
Puerto Rico	0.3
United Kingdom	0.4
Thailand	0.4
Canada	0.8
United States	94.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Russell 2000® Index Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$955,506,134
  # of Portfolio Investments1,857
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$1,141,515

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.1
Credo Technology Group Holding Ltd.	0.5
Fabrinet	0.4
IonQ, Inc.	0.4
Hims & Hers Health, Inc.	0.4
HealthEquity, Inc.	0.3
Ensign Group, Inc.	0.3
Fluor Corp.	0.3
Blueprint Medicines Corp.	0.3
AeroVironment, Inc.	0.3

Top 10 Sectors

Value	Value
Communication Services	2.5
Utilities	3.1
Materials	3.6
Energy	4.7
Real Estate	5.9
Consumer Discretionary	9.6
Information Technology	14.1
Health Care	15.3
Industrials	16.4
Financials	18.5

Top 10 Countries

Value	Value
Bermuda	0.1
Cameroon	0.2
Norway	0.2
Switzerland	0.2
Brazil	0.2
Puerto Rico	0.3
United Kingdom	0.4
Thailand	0.4
Canada	0.8
United States	94.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Russell 2000® Index Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$22	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$955,506,134
  # of Portfolio Investments1,857
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$1,141,515

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.1
Credo Technology Group Holding Ltd.	0.5
Fabrinet	0.4
IonQ, Inc.	0.4
Hims & Hers Health, Inc.	0.4
HealthEquity, Inc.	0.3
Ensign Group, Inc.	0.3
Fluor Corp.	0.3
Blueprint Medicines Corp.	0.3
AeroVironment, Inc.	0.3

Top 10 Sectors

Value	Value
Communication Services	2.5
Utilities	3.1
Materials	3.6
Energy	4.7
Real Estate	5.9
Consumer Discretionary	9.6
Information Technology	14.1
Health Care	15.3
Industrials	16.4
Financials	18.5

Top 10 Countries

Value	Value
Bermuda	0.1
Cameroon	0.2
Norway	0.2
Switzerland	0.2
Brazil	0.2
Puerto Rico	0.3
United Kingdom	0.4
Thailand	0.4
Canada	0.8
United States	94.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Russell 2000® Index Portfolio: Class G

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$29	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$955,506,134
  # of Portfolio Investments1,857
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$1,141,515

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.1
Credo Technology Group Holding Ltd.	0.5
Fabrinet	0.4
IonQ, Inc.	0.4
Hims & Hers Health, Inc.	0.4
HealthEquity, Inc.	0.3
Ensign Group, Inc.	0.3
Fluor Corp.	0.3
Blueprint Medicines Corp.	0.3
AeroVironment, Inc.	0.3

Top 10 Sectors

Value	Value
Communication Services	2.5
Utilities	3.1
Materials	3.6
Energy	4.7
Real Estate	5.9
Consumer Discretionary	9.6
Information Technology	14.1
Health Care	15.3
Industrials	16.4
Financials	18.5

Top 10 Countries

Value	Value
Bermuda	0.1
Cameroon	0.2
Norway	0.2
Switzerland	0.2
Brazil	0.2
Puerto Rico	0.3
United Kingdom	0.4
Thailand	0.4
Canada	0.8
United States	94.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Stock Index Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$8,868,685,261
  # of Portfolio Investments558
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$10,145,514

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	7.3
Microsoft Corp.	7.0
Apple, Inc.	5.8
Amazon.com, Inc.	3.9
Alphabet, Inc.	3.5
Meta Platforms, Inc.	3.0
Broadcom, Inc.	2.4
Berkshire Hathaway, Inc.	1.7
Tesla, Inc.	1.7
JPMorgan Chase & Co.	1.5

Top 10 Sectors

Value	Value
Real Estate	2.0
Utilities	2.4
Energy	2.9
Consumer Staples	5.4
Industrials	8.5
Health Care	9.2
Communication Services	9.7
Consumer Discretionary	10.3
Financials	13.9
Information Technology	32.8

Top Countries

Value	Value
Jersey, Channel Islands	0.0Footnote Reference*
Switzerland	0.1
Netherlands	0.1
Ireland	0.4
United States	98.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Stock Index Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$8,868,685,261
  # of Portfolio Investments558
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$10,145,514

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	7.3
Microsoft Corp.	7.0
Apple, Inc.	5.8
Amazon.com, Inc.	3.9
Alphabet, Inc.	3.5
Meta Platforms, Inc.	3.0
Broadcom, Inc.	2.4
Berkshire Hathaway, Inc.	1.7
Tesla, Inc.	1.7
JPMorgan Chase & Co.	1.5

Top 10 Sectors

Value	Value
Real Estate	2.0
Utilities	2.4
Energy	2.9
Consumer Staples	5.4
Industrials	8.5
Health Care	9.2
Communication Services	9.7
Consumer Discretionary	10.3
Financials	13.9
Information Technology	32.8

Top Countries

Value	Value
Jersey, Channel Islands	0.0Footnote Reference*
Switzerland	0.1
Netherlands	0.1
Ireland	0.4
United States	98.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Stock Index Portfolio: Class D

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$18	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$8,868,685,261
  # of Portfolio Investments558
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$10,145,514

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	7.3
Microsoft Corp.	7.0
Apple, Inc.	5.8
Amazon.com, Inc.	3.9
Alphabet, Inc.	3.5
Meta Platforms, Inc.	3.0
Broadcom, Inc.	2.4
Berkshire Hathaway, Inc.	1.7
Tesla, Inc.	1.7
JPMorgan Chase & Co.	1.5

Top 10 Sectors

Value	Value
Real Estate	2.0
Utilities	2.4
Energy	2.9
Consumer Staples	5.4
Industrials	8.5
Health Care	9.2
Communication Services	9.7
Consumer Discretionary	10.3
Financials	13.9
Information Technology	32.8

Top Countries

Value	Value
Jersey, Channel Islands	0.0Footnote Reference*
Switzerland	0.1
Netherlands	0.1
Ireland	0.4
United States	98.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Stock Index Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$8,868,685,261
  # of Portfolio Investments558
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$10,145,514

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	7.3
Microsoft Corp.	7.0
Apple, Inc.	5.8
Amazon.com, Inc.	3.9
Alphabet, Inc.	3.5
Meta Platforms, Inc.	3.0
Broadcom, Inc.	2.4
Berkshire Hathaway, Inc.	1.7
Tesla, Inc.	1.7
JPMorgan Chase & Co.	1.5

Top 10 Sectors

Value	Value
Real Estate	2.0
Utilities	2.4
Energy	2.9
Consumer Staples	5.4
Industrials	8.5
Health Care	9.2
Communication Services	9.7
Consumer Discretionary	10.3
Financials	13.9
Information Technology	32.8

Top Countries

Value	Value
Jersey, Channel Islands	0.0Footnote Reference*
Switzerland	0.1
Netherlands	0.1
Ireland	0.4
United States	98.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Stock Index Portfolio: Class G

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$8,868,685,261
  # of Portfolio Investments558
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$10,145,514

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	7.3
Microsoft Corp.	7.0
Apple, Inc.	5.8
Amazon.com, Inc.	3.9
Alphabet, Inc.	3.5
Meta Platforms, Inc.	3.0
Broadcom, Inc.	2.4
Berkshire Hathaway, Inc.	1.7
Tesla, Inc.	1.7
JPMorgan Chase & Co.	1.5

Top 10 Sectors

Value	Value
Real Estate	2.0
Utilities	2.4
Energy	2.9
Consumer Staples	5.4
Industrials	8.5
Health Care	9.2
Communication Services	9.7
Consumer Discretionary	10.3
Financials	13.9
Information Technology	32.8

Top Countries

Value	Value
Jersey, Channel Islands	0.0Footnote Reference*
Switzerland	0.1
Netherlands	0.1
Ireland	0.4
United States	98.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Total Return Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$586,601,477
  # of Portfolio Investments833
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$1,593,637

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Charles Schwab Corp.	2.7
Goldman Sachs Group, Inc.	2.0
Medtronic PLC	1.8
Microsoft Corp.	1.8
Cigna Group	1.7
Bank of America Corp.	1.7
Johnson & Johnson	1.6
Pfizer, Inc.	1.6
Becton Dickinson & Co.	1.5
Northern Trust Corp.	1.5

Top 10 Fixed Income Issuers

U.S. Treasury Notes	4.7
Federal National Mortgage Association	4.4
U.S. Treasury Bonds	4.2
Federal Home Loan Mortgage Corp.	2.4
Government National Mortgage Association	2.3
LoanCore Issuer Ltd.	0.9
OCP CLO Ltd.	0.7
JPMorgan Chase & Co.	0.5
Uniform Mortgage-Backed Security, TBA	0.5
BSPRT Issuer Ltd.	0.4

Top 10 Countries

Value	Value
South Korea	0.3
Japan	0.4
Germany	0.7
Netherlands	0.8
Jersey, Channel Islands	0.9
Ireland	0.9
Canada	1.3
United Kingdom	1.9
Cayman Islands	2.9
United States	87.4

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.3
Municipals	0.5
Preferred Stocks	0.9
Short-Term Investments	1.2
Non-Agency Mortgage-Backed Securities	2.0
Asset-Backed Securities	4.1
U.S. Treasury & Government Agencies	8.9
Agency Sponsored Mortgage-Backed Securities	9.9
Corporate Bonds & Notes	12.4
Common Stocks	59.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Total Return Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$586,601,477
  # of Portfolio Investments833
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$1,593,637

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Charles Schwab Corp.	2.7
Goldman Sachs Group, Inc.	2.0
Medtronic PLC	1.8
Microsoft Corp.	1.8
Cigna Group	1.7
Bank of America Corp.	1.7
Johnson & Johnson	1.6
Pfizer, Inc.	1.6
Becton Dickinson & Co.	1.5
Northern Trust Corp.	1.5

Top 10 Fixed Income Issuers

U.S. Treasury Notes	4.7
Federal National Mortgage Association	4.4
U.S. Treasury Bonds	4.2
Federal Home Loan Mortgage Corp.	2.4
Government National Mortgage Association	2.3
LoanCore Issuer Ltd.	0.9
OCP CLO Ltd.	0.7
JPMorgan Chase & Co.	0.5
Uniform Mortgage-Backed Security, TBA	0.5
BSPRT Issuer Ltd.	0.4

Top 10 Countries

Value	Value
South Korea	0.3
Japan	0.4
Germany	0.7
Netherlands	0.8
Jersey, Channel Islands	0.9
Ireland	0.9
Canada	1.3
United Kingdom	1.9
Cayman Islands	2.9
United States	87.4

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.3
Municipals	0.5
Preferred Stocks	0.9
Short-Term Investments	1.2
Non-Agency Mortgage-Backed Securities	2.0
Asset-Backed Securities	4.1
U.S. Treasury & Government Agencies	8.9
Agency Sponsored Mortgage-Backed Securities	9.9
Corporate Bonds & Notes	12.4
Common Stocks	59.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Total Return Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$586,601,477
  # of Portfolio Investments833
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$1,593,637

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Charles Schwab Corp.	2.7
Goldman Sachs Group, Inc.	2.0
Medtronic PLC	1.8
Microsoft Corp.	1.8
Cigna Group	1.7
Bank of America Corp.	1.7
Johnson & Johnson	1.6
Pfizer, Inc.	1.6
Becton Dickinson & Co.	1.5
Northern Trust Corp.	1.5

Top 10 Fixed Income Issuers

U.S. Treasury Notes	4.7
Federal National Mortgage Association	4.4
U.S. Treasury Bonds	4.2
Federal Home Loan Mortgage Corp.	2.4
Government National Mortgage Association	2.3
LoanCore Issuer Ltd.	0.9
OCP CLO Ltd.	0.7
JPMorgan Chase & Co.	0.5
Uniform Mortgage-Backed Security, TBA	0.5
BSPRT Issuer Ltd.	0.4

Top 10 Countries

Value	Value
South Korea	0.3
Japan	0.4
Germany	0.7
Netherlands	0.8
Jersey, Channel Islands	0.9
Ireland	0.9
Canada	1.3
United Kingdom	1.9
Cayman Islands	2.9
United States	87.4

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.3
Municipals	0.5
Preferred Stocks	0.9
Short-Term Investments	1.2
Non-Agency Mortgage-Backed Securities	2.0
Asset-Backed Securities	4.1
U.S. Treasury & Government Agencies	8.9
Agency Sponsored Mortgage-Backed Securities	9.9
Corporate Bonds & Notes	12.4
Common Stocks	59.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Total Return Portfolio: Class F

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$586,601,477
  # of Portfolio Investments833
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$1,593,637

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Charles Schwab Corp.	2.7
Goldman Sachs Group, Inc.	2.0
Medtronic PLC	1.8
Microsoft Corp.	1.8
Cigna Group	1.7
Bank of America Corp.	1.7
Johnson & Johnson	1.6
Pfizer, Inc.	1.6
Becton Dickinson & Co.	1.5
Northern Trust Corp.	1.5

Top 10 Fixed Income Issuers

U.S. Treasury Notes	4.7
Federal National Mortgage Association	4.4
U.S. Treasury Bonds	4.2
Federal Home Loan Mortgage Corp.	2.4
Government National Mortgage Association	2.3
LoanCore Issuer Ltd.	0.9
OCP CLO Ltd.	0.7
JPMorgan Chase & Co.	0.5
Uniform Mortgage-Backed Security, TBA	0.5
BSPRT Issuer Ltd.	0.4

Top 10 Countries

Value	Value
South Korea	0.3
Japan	0.4
Germany	0.7
Netherlands	0.8
Jersey, Channel Islands	0.9
Ireland	0.9
Canada	1.3
United Kingdom	1.9
Cayman Islands	2.9
United States	87.4

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.3
Municipals	0.5
Preferred Stocks	0.9
Short-Term Investments	1.2
Non-Agency Mortgage-Backed Securities	2.0
Asset-Backed Securities	4.1
U.S. Treasury & Government Agencies	8.9
Agency Sponsored Mortgage-Backed Securities	9.9
Corporate Bonds & Notes	12.4
Common Stocks	59.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Value Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,641,201,558
  # of Portfolio Investments79
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$7,202,320

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

JPMorgan Chase & Co.	4.7
Progressive Corp.	4.1
Cigna Group	3.2
McKesson Corp.	3.0
RTX Corp.	2.6
American Express Co.	2.4
Boeing Co.	2.4
Marsh & McLennan Cos., Inc.	2.2
Morgan Stanley	2.1
Duke Energy Corp.	2.0

Top 10 Sectors

Value	Value
Materials	1.8
Real Estate	1.9
Consumer Discretionary	3.1
Energy	5.7
Consumer Staples	6.3
Information Technology	8.2
Utilities	9.0
Health Care	14.5
Industrials	17.2
Financials	31.1

Top Countries

Value	Value
Canada	0.4
United Kingdom	0.9
Netherlands	1.3
Ireland	1.7
United States	94.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Value Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,641,201,558
  # of Portfolio Investments79
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$7,202,320

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

JPMorgan Chase & Co.	4.7
Progressive Corp.	4.1
Cigna Group	3.2
McKesson Corp.	3.0
RTX Corp.	2.6
American Express Co.	2.4
Boeing Co.	2.4
Marsh & McLennan Cos., Inc.	2.2
Morgan Stanley	2.1
Duke Energy Corp.	2.0

Top 10 Sectors

Value	Value
Materials	1.8
Real Estate	1.9
Consumer Discretionary	3.1
Energy	5.7
Consumer Staples	6.3
Information Technology	8.2
Utilities	9.0
Health Care	14.5
Industrials	17.2
Financials	31.1

Top Countries

Value	Value
Canada	0.4
United Kingdom	0.9
Netherlands	1.3
Ireland	1.7
United States	94.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Value Portfolio: Class D

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,641,201,558
  # of Portfolio Investments79
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$7,202,320

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

JPMorgan Chase & Co.	4.7
Progressive Corp.	4.1
Cigna Group	3.2
McKesson Corp.	3.0
RTX Corp.	2.6
American Express Co.	2.4
Boeing Co.	2.4
Marsh & McLennan Cos., Inc.	2.2
Morgan Stanley	2.1
Duke Energy Corp.	2.0

Top 10 Sectors

Value	Value
Materials	1.8
Real Estate	1.9
Consumer Discretionary	3.1
Energy	5.7
Consumer Staples	6.3
Information Technology	8.2
Utilities	9.0
Health Care	14.5
Industrials	17.2
Financials	31.1

Top Countries

Value	Value
Canada	0.4
United Kingdom	0.9
Netherlands	1.3
Ireland	1.7
United States	94.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Value Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,641,201,558
  # of Portfolio Investments79
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$7,202,320

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

JPMorgan Chase & Co.	4.7
Progressive Corp.	4.1
Cigna Group	3.2
McKesson Corp.	3.0
RTX Corp.	2.6
American Express Co.	2.4
Boeing Co.	2.4
Marsh & McLennan Cos., Inc.	2.2
Morgan Stanley	2.1
Duke Energy Corp.	2.0

Top 10 Sectors

Value	Value
Materials	1.8
Real Estate	1.9
Consumer Discretionary	3.1
Energy	5.7
Consumer Staples	6.3
Information Technology	8.2
Utilities	9.0
Health Care	14.5
Industrials	17.2
Financials	31.1

Top Countries

Value	Value
Canada	0.4
United Kingdom	0.9
Netherlands	1.3
Ireland	1.7
United States	94.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$819,704,658
  # of Portfolio Investments110
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$3,105,424

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Valmont Industries, Inc.	1.9
Texas Roadhouse, Inc.	1.8
RBC Bearings, Inc.	1.7
FirstService Corp.	1.7
Kirby Corp.	1.7
Haemonetics Corp.	1.7
Littelfuse, Inc.	1.6
Tetra Tech, Inc.	1.5
Chemed Corp.	1.5
SPX Technologies, Inc.	1.5

Top 10 Sectors

Value	Value
Communication Services	2.3
Utilities	2.6
Real Estate	2.7
Materials	3.0
Energy	5.2
Health Care	6.0
Consumer Discretionary	7.9
Financials	16.0
Information Technology	17.7
Industrials	34.7

Top Countries

Value	Value
Italy	0.6
Canada	3.2
United States	95.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$51	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$819,704,658
  # of Portfolio Investments110
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$3,105,424

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Valmont Industries, Inc.	1.9
Texas Roadhouse, Inc.	1.8
RBC Bearings, Inc.	1.7
FirstService Corp.	1.7
Kirby Corp.	1.7
Haemonetics Corp.	1.7
Littelfuse, Inc.	1.6
Tetra Tech, Inc.	1.5
Chemed Corp.	1.5
SPX Technologies, Inc.	1.5

Top 10 Sectors

Value	Value
Communication Services	2.3
Utilities	2.6
Real Estate	2.7
Materials	3.0
Energy	5.2
Health Care	6.0
Consumer Discretionary	7.9
Financials	16.0
Information Technology	17.7
Industrials	34.7

Top Countries

Value	Value
Italy	0.6
Canada	3.2
United States	95.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$47	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$819,704,658
  # of Portfolio Investments110
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$3,105,424

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Valmont Industries, Inc.	1.9
Texas Roadhouse, Inc.	1.8
RBC Bearings, Inc.	1.7
FirstService Corp.	1.7
Kirby Corp.	1.7
Haemonetics Corp.	1.7
Littelfuse, Inc.	1.6
Tetra Tech, Inc.	1.5
Chemed Corp.	1.5
SPX Technologies, Inc.	1.5

Top 10 Sectors

Value	Value
Communication Services	2.3
Utilities	2.6
Real Estate	2.7
Materials	3.0
Energy	5.2
Health Care	6.0
Consumer Discretionary	7.9
Financials	16.0
Information Technology	17.7
Industrials	34.7

Top Countries

Value	Value
Italy	0.6
Canada	3.2
United States	95.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,270,730,871
  # of Portfolio Investments84
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$5,513,363

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Microsoft Corp.	13.2
NVIDIA Corp.	12.5
Apple, Inc.	8.4
Amazon.com, Inc.	7.3
Meta Platforms, Inc.	5.8
Broadcom, Inc.	4.6
Alphabet, Inc.	3.7
Netflix, Inc.	3.1
Visa, Inc.	2.9
Eli Lilly & Co.	2.3

Top Sectors

Value	Value
Consumer Staples	0.0Footnote Reference*
Materials	0.8
Industrials	3.6
Health Care	7.2
Financials	7.2
Communication Services	13.4
Consumer Discretionary	15.6
Information Technology	51.7
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Top Countries

Value	Value
South Korea	0.7
Italy	0.8
Brazil	0.8
Canada	0.9
Taiwan	1.2
Netherlands	1.6
United States	93.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,270,730,871
  # of Portfolio Investments84
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$5,513,363

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Microsoft Corp.	13.2
NVIDIA Corp.	12.5
Apple, Inc.	8.4
Amazon.com, Inc.	7.3
Meta Platforms, Inc.	5.8
Broadcom, Inc.	4.6
Alphabet, Inc.	3.7
Netflix, Inc.	3.1
Visa, Inc.	2.9
Eli Lilly & Co.	2.3

Top Sectors

Value	Value
Consumer Staples	0.0Footnote Reference*
Materials	0.8
Industrials	3.6
Health Care	7.2
Financials	7.2
Communication Services	13.4
Consumer Discretionary	15.6
Information Technology	51.7
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Top Countries

Value	Value
South Korea	0.7
Italy	0.8
Brazil	0.8
Canada	0.9
Taiwan	1.2
Netherlands	1.6
United States	93.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,270,730,871
  # of Portfolio Investments84
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$5,513,363

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Microsoft Corp.	13.2
NVIDIA Corp.	12.5
Apple, Inc.	8.4
Amazon.com, Inc.	7.3
Meta Platforms, Inc.	5.8
Broadcom, Inc.	4.6
Alphabet, Inc.	3.7
Netflix, Inc.	3.1
Visa, Inc.	2.9
Eli Lilly & Co.	2.3

Top Sectors

Value	Value
Consumer Staples	0.0Footnote Reference*
Materials	0.8
Industrials	3.6
Health Care	7.2
Financials	7.2
Communication Services	13.4
Consumer Discretionary	15.6
Information Technology	51.7
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Top Countries

Value	Value
South Korea	0.7
Italy	0.8
Brazil	0.8
Canada	0.9
Taiwan	1.2
Netherlands	1.6
United States	93.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,091,925,367
  # of Portfolio Investments358
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid$2,393,513

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Rambus, Inc.	1.1
Fabrinet	1.1
Carpenter Technology Corp.	1.0
Planet Fitness, Inc.	0.9
API Group Corp.	0.9
Wingstop, Inc.	0.9
ATI, Inc.	0.9
InterDigital, Inc.	0.8
Ensign Group, Inc.	0.8
Applied Industrial Technologies, Inc.	0.8

Top 10 Sectors

Value	Value
Real Estate	1.2
Communication Services	2.2
Consumer Staples	2.9
Energy	4.2
Materials	4.3
Financials	6.4
Consumer Discretionary	12.9
Health Care	20.3
Information Technology	21.4
Industrials	23.8

Top Countries

Value	Value
Netherlands	0.2
Denmark	0.2
Israel	0.2
Canada	0.7
Puerto Rico	0.8
United Kingdom	1.0
Thailand	1.1
United States	95.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,091,925,367
  # of Portfolio Investments358
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid$2,393,513

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Rambus, Inc.	1.1
Fabrinet	1.1
Carpenter Technology Corp.	1.0
Planet Fitness, Inc.	0.9
API Group Corp.	0.9
Wingstop, Inc.	0.9
ATI, Inc.	0.9
InterDigital, Inc.	0.8
Ensign Group, Inc.	0.8
Applied Industrial Technologies, Inc.	0.8

Top 10 Sectors

Value	Value
Real Estate	1.2
Communication Services	2.2
Consumer Staples	2.9
Energy	4.2
Materials	4.3
Financials	6.4
Consumer Discretionary	12.9
Health Care	20.3
Information Technology	21.4
Industrials	23.8

Top Countries

Value	Value
Netherlands	0.2
Denmark	0.2
Israel	0.2
Canada	0.7
Puerto Rico	0.8
United Kingdom	1.0
Thailand	1.1
United States	95.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$32	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,091,925,367
  # of Portfolio Investments358
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid$2,393,513

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Rambus, Inc.	1.1
Fabrinet	1.1
Carpenter Technology Corp.	1.0
Planet Fitness, Inc.	0.9
API Group Corp.	0.9
Wingstop, Inc.	0.9
ATI, Inc.	0.9
InterDigital, Inc.	0.8
Ensign Group, Inc.	0.8
Applied Industrial Technologies, Inc.	0.8

Top 10 Sectors

Value	Value
Real Estate	1.2
Communication Services	2.2
Consumer Staples	2.9
Energy	4.2
Materials	4.3
Financials	6.4
Consumer Discretionary	12.9
Health Care	20.3
Information Technology	21.4
Industrials	23.8

Top Countries

Value	Value
Netherlands	0.2
Denmark	0.2
Israel	0.2
Canada	0.7
Puerto Rico	0.8
United Kingdom	1.0
Thailand	1.1
United States	95.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio: Class G

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$39	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,091,925,367
  # of Portfolio Investments358
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid$2,393,513

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Rambus, Inc.	1.1
Fabrinet	1.1
Carpenter Technology Corp.	1.0
Planet Fitness, Inc.	0.9
API Group Corp.	0.9
Wingstop, Inc.	0.9
ATI, Inc.	0.9
InterDigital, Inc.	0.8
Ensign Group, Inc.	0.8
Applied Industrial Technologies, Inc.	0.8

Top 10 Sectors

Value	Value
Real Estate	1.2
Communication Services	2.2
Consumer Staples	2.9
Energy	4.2
Materials	4.3
Financials	6.4
Consumer Discretionary	12.9
Health Care	20.3
Information Technology	21.4
Industrials	23.8

Top Countries

Value	Value
Netherlands	0.2
Denmark	0.2
Israel	0.2
Canada	0.7
Puerto Rico	0.8
United Kingdom	1.0
Thailand	1.1
United States	95.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Global Natural Resources Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$763,012,954
  # of Portfolio Investments92
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$2,712,285

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Shell PLC	4.8
Exxon Mobil Corp.	4.3
JBS NV	3.2
Freeport-McMoRan, Inc.	3.2
Corteva, Inc.	3.1
Nutrien Ltd.	3.0
TotalEnergies SE	2.9
Kinross Gold Corp.	2.8
Agnico Eagle Mines Ltd.	2.6
FMC Corp.	2.4

Top Sectors

Value	Value
Real Estate	1.6
Utilities	2.2
Industrials	2.9
Consumer Staples	8.2
Energy	32.4
Materials	50.0

Top 10 Countries

Value	Value
United Kingdom	1.0
China	1.2
Zambia	1.2
Luxembourg	1.4
Brazil	1.5
Australia	3.9
South Africa	4.2
France	4.2
Canada	21.4
United States	54.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Global Natural Resources Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$54	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$763,012,954
  # of Portfolio Investments92
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$2,712,285

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Shell PLC	4.8
Exxon Mobil Corp.	4.3
JBS NV	3.2
Freeport-McMoRan, Inc.	3.2
Corteva, Inc.	3.1
Nutrien Ltd.	3.0
TotalEnergies SE	2.9
Kinross Gold Corp.	2.8
Agnico Eagle Mines Ltd.	2.6
FMC Corp.	2.4

Top Sectors

Value	Value
Real Estate	1.6
Utilities	2.2
Industrials	2.9
Consumer Staples	8.2
Energy	32.4
Materials	50.0

Top 10 Countries

Value	Value
United Kingdom	1.0
China	1.2
Zambia	1.2
Luxembourg	1.4
Brazil	1.5
Australia	3.9
South Africa	4.2
France	4.2
Canada	21.4
United States	54.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,868,168,114
  # of Portfolio Investments896
  Portfolio Turnover Rate39%
  Total Advisory Fees Paid$5,118,418

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Federal National Mortgage Association	2.7
Mcclatchy Media Co. LLC	1.7
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.6
BX Commercial Mortgage Trust	1.5
Uniform Mortgage-Backed Security, TBA	1.4
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.2
Federal Home Loan Mortgage Corp.	1.1
Inter-American Development Bank	1.1
Occidental Petroleum Corp.	1.0
CSC Holdings LLC	1.0

Asset Allocation

Value	Value
Escrow Shares	0.0
Convertible Bonds	0.0Footnote Reference*
Common Stocks	0.1
Convertible Preferred Stocks	0.3
Short-Term Investments	1.1
Foreign Government	5.2
Asset-Backed Securities	9.9
Agency Sponsored Mortgage-Backed Securities	10.3
Floating Rate Loans	13.1
Non-Agency Mortgage-Backed Securities	14.7
Corporate Bonds & Notes	44.7
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,868,168,114
  # of Portfolio Investments896
  Portfolio Turnover Rate39%
  Total Advisory Fees Paid$5,118,418

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Federal National Mortgage Association	2.7
Mcclatchy Media Co. LLC	1.7
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.6
BX Commercial Mortgage Trust	1.5
Uniform Mortgage-Backed Security, TBA	1.4
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.2
Federal Home Loan Mortgage Corp.	1.1
Inter-American Development Bank	1.1
Occidental Petroleum Corp.	1.0
CSC Holdings LLC	1.0

Asset Allocation

Value	Value
Escrow Shares	0.0
Convertible Bonds	0.0Footnote Reference*
Common Stocks	0.1
Convertible Preferred Stocks	0.3
Short-Term Investments	1.1
Foreign Government	5.2
Asset-Backed Securities	9.9
Agency Sponsored Mortgage-Backed Securities	10.3
Floating Rate Loans	13.1
Non-Agency Mortgage-Backed Securities	14.7
Corporate Bonds & Notes	44.7
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,868,168,114
  # of Portfolio Investments896
  Portfolio Turnover Rate39%
  Total Advisory Fees Paid$5,118,418

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Federal National Mortgage Association	2.7
Mcclatchy Media Co. LLC	1.7
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.6
BX Commercial Mortgage Trust	1.5
Uniform Mortgage-Backed Security, TBA	1.4
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.2
Federal Home Loan Mortgage Corp.	1.1
Inter-American Development Bank	1.1
Occidental Petroleum Corp.	1.0
CSC Holdings LLC	1.0

Asset Allocation

Value	Value
Escrow Shares	0.0
Convertible Bonds	0.0Footnote Reference*
Common Stocks	0.1
Convertible Preferred Stocks	0.3
Short-Term Investments	1.1
Foreign Government	5.2
Asset-Backed Securities	9.9
Agency Sponsored Mortgage-Backed Securities	10.3
Floating Rate Loans	13.1
Non-Agency Mortgage-Backed Securities	14.7
Corporate Bonds & Notes	44.7
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,264,810,670
  # of Portfolio Investments859
  Portfolio Turnover Rate95%
  Total Advisory Fees Paid$2,948,900

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	15.6
Federal National Mortgage Association	14.6
Federal Home Loan Mortgage Corp.	12.7
Resolution Funding Corp. Principal STRIPS	7.9
Government National Mortgage Association	7.2
Federal Home Loan Banks	6.9
Federal Farm Credit Banks Funding Corp.	5.2
Uniform Mortgage-Backed Security, TBA	3.9
U.S. Treasury Inflation-Indexed Notes	3.8
Resolution Funding Corp. Interest STRIPS	3.1

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Corporate Bonds & Notes	0.8
Short-Term Investments	2.0
Foreign Government	3.8
Non-Agency Mortgage-Backed Securities	4.7
Agency Sponsored Mortgage-Backed Securities	42.1
U.S. Treasury & Government Agencies	52.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,264,810,670
  # of Portfolio Investments859
  Portfolio Turnover Rate95%
  Total Advisory Fees Paid$2,948,900

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	15.6
Federal National Mortgage Association	14.6
Federal Home Loan Mortgage Corp.	12.7
Resolution Funding Corp. Principal STRIPS	7.9
Government National Mortgage Association	7.2
Federal Home Loan Banks	6.9
Federal Farm Credit Banks Funding Corp.	5.2
Uniform Mortgage-Backed Security, TBA	3.9
U.S. Treasury Inflation-Indexed Notes	3.8
Resolution Funding Corp. Interest STRIPS	3.1

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Corporate Bonds & Notes	0.8
Short-Term Investments	2.0
Foreign Government	3.8
Non-Agency Mortgage-Backed Securities	4.7
Agency Sponsored Mortgage-Backed Securities	42.1
U.S. Treasury & Government Agencies	52.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,264,810,670
  # of Portfolio Investments859
  Portfolio Turnover Rate95%
  Total Advisory Fees Paid$2,948,900

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	15.6
Federal National Mortgage Association	14.6
Federal Home Loan Mortgage Corp.	12.7
Resolution Funding Corp. Principal STRIPS	7.9
Government National Mortgage Association	7.2
Federal Home Loan Banks	6.9
Federal Farm Credit Banks Funding Corp.	5.2
Uniform Mortgage-Backed Security, TBA	3.9
U.S. Treasury Inflation-Indexed Notes	3.8
Resolution Funding Corp. Interest STRIPS	3.1

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Corporate Bonds & Notes	0.8
Short-Term Investments	2.0
Foreign Government	3.8
Non-Agency Mortgage-Backed Securities	4.7
Agency Sponsored Mortgage-Backed Securities	42.1
U.S. Treasury & Government Agencies	52.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

(b) Not applicable.

Item 2. Code of Ethics.

Item applicable only to annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Item applicable only to annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Item applicable only to annual report on Form N-CSR.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Brighthouse Funds Trust II
Semi-Annual Financial Statements
June 30, 2025

Brighthouse Funds Trust II
Table of Contents

Section ASchedule of Investments (Item 6), Financial Statements and Financial Highlights (Item 7)
Glossary of Abbreviations	BHFTII-2
Baillie Gifford International Stock Portfolio	BHFTII-3
BlackRock Bond Income Portfolio	BHFTII-11
BlackRock Capital Appreciation Portfolio	BHFTII-58
BlackRock Ultra-Short Term Bond Portfolio	BHFTII-66
Brighthouse Asset Allocation 20 Portfolio	BHFTII-73
Brighthouse Asset Allocation 40 Portfolio	BHFTII-79
Brighthouse Asset Allocation 60 Portfolio	BHFTII-85
Brighthouse Asset Allocation 80 Portfolio	BHFTII-91
Brighthouse/Artisan Mid Cap Value Portfolio	BHFTII-97
Brighthouse/Dimensional International Small Company Portfolio	BHFTII-104
Brighthouse/Wellington Balanced Portfolio	BHFTII-142
Brighthouse/Wellington Core Equity Opportunities Portfolio	BHFTII-170
Frontier Mid Cap Growth Portfolio	BHFTII-177
Jennison Growth Portfolio	BHFTII-185
Loomis Sayles Small Cap Core Portfolio	BHFTII-192
Loomis Sayles Small Cap Growth Portfolio	BHFTII-201
MetLife Aggregate Bond Index Portfolio	BHFTII-209
MetLife Mid Cap Stock Index Portfolio	BHFTII-236
MetLife MSCI EAFE Index Portfolio	BHFTII-249
MetLife Russell 2000 Index Portfolio	BHFTII-264
MetLife Stock Index Portfolio	BHFTII-291
MFS® Total Return Portfolio	BHFTII-306
MFS® Value Portfolio	BHFTII-324
Neuberger Berman Genesis Portfolio	BHFTII-332
T. Rowe Price Large Cap Growth Portfolio	BHFTII-339
T. Rowe Price Small Cap Growth Portfolio	BHFTII-349
VanEck Global Natural Resources Portfolio	BHFTII-360
Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-367
Western Asset Management U.S. Government Portfolio	BHFTII-397
Section BNotes to Financial Statements	BHFTII-412
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Item 8)
Not applicable
Proxy Disclosures for Open-End Management Investment Companies (Item 9)
Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Item 10)
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included under Statements of Operations in the Financial Statements under Item 7 above.
Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)
Not applicable

Brighthouse Funds Trust II
Glossary of Abbreviations

Counterparties

(ANZ)	— Australia & New Zealand Banking Corp.
(BBP)	— Barclays Bank PLC
(BNP)	— BNP Paribas SA
(BNY)	— Bank of New York Mellon
(BOA)	— Bank of America NA
(CBNA)	— Citibank NA
(CSI)	— Credit Suisse International
(DBAG)	— Deutsche Bank AG
(GSBU)	— Goldman Sachs Bank USA
(GSC)	— Goldman Sachs & Co.
(GSI)	— Goldman Sachs International
(HSBC)	— HSBC Bank PLC
(JPMC)	— JPMorgan Chase Bank NA
(MSC)	— Morgan Stanley & Co.
(MSCS)	— Morgan Stanley Capital Services LLC
(MSIP)	— Morgan Stanley & Co. International PLC
(NWM)	— NatWest Markets PLC
(RBC)	— Royal Bank of Canada
(SCB)	— Standard Chartered Bank
(SG)	— Societe Generale Paris
(SSBT)	— State Street Bank and Trust Co.
(TDB)	— Toronto Dominion Bank
(UBSA)	— UBS AG
Currencies

(AUD)	— Australian Dollar
(BRL)	— Brazilian Real
(CAD)	— Canadian Dollar
(CHF)	— Swiss Franc
(CNH)	— Chinese Renminbi
(COP)	— Colombian Peso
(CZK)	— Czech Koruna
(EGP)	— Egypt Pound
(EUR)	— Euro
(GBP)	— British Pound
(HUF)	— Hungarian Forint
(INR)	— Indian Rupee
(JMD)	— Jamaica Dollar
(JPY)	— Japanese Yen
(MXN)	— Peso
(NGN)	— Nigeria Naira
(NZD)	— New Zealand Dollar
(PEN)	— Peruvian Nuevo Sol
(PLN)	— Polish Zloty
(SEK)	— Swedish Krona
(TRY)	— Turkish Lira
(USD)	— United States Dollar
(UYU)	— Uruguay Peso
Index Abbreviations

(CDI)	— Brazil Interbank Deposit Rate
(CDX.NA.HY)	— Markit North America High Yield CDS Index
(CMBX.NA.AAA)	— Markit North America AAA Rated CMBS Index
(CMBX.NA.BBB-)	— Markit North America BBB- Rated CMBS Index
(CPI)	— Consumer Price Index
(CPURNSA)	— U.S. Consumer Price for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)	— Euro Interbank Offered Rate
(FEDEFF)	— Effective Federal Funds Rate
(H15)	— U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR)	— Markit iTraxx Europe CDS Index
(ITRX.EUR.XOVER)	— Markit iTraxx Europe Crossover CDS Index
(ITRX.FINSR)	— Markit iTraxx Europe Senior Financial CDS Index
(MTA)	— Monthly Treasury Average Index
(OBFR)	— U.S. Overnight Bank Funding Rate
(PRIME)	— U.S. Federal Reserve Prime Rate
(RFUCCT)	— Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)	— Secured Overnight Financing Rate
(SOFR30A)	— Secured Overnight Financing Rate 30-Day Average
(SOFR90A)	— Secured Overnight Financing Rate 90-Day Average
(SONIA)	— Sterling Overnight Interbank Average Rate
(TIIE)	— Mexican Interbank Equilibrium Interest Rate
(TONA)	— Tokyo Overnight Average Rate
(TSFR)	— Term Secured Overnight Financing Rate
(UKG)	— U.K. Government Bond
(UST)	— U.S. Treasury Bill Rate
Other Abbreviations

(ACES)	— Alternative Credit Enhancement Securities
(ADR)	— American Depositary Receipt
(CDO)	— Collateralized Debt Obligation
(CDS)	— Credit Default Swap
(CLO)	— Collateralized Loan Obligation
(CMS)	— Constant Maturity Swap
(DAC)	— Designated Activity Company
(ETF)	— Exchange-Traded Fund
(ICE)	— Intercontinental Exchange, Inc.
(IG)	— Investment Grade
(IRS)	— Interest Rate Swap
(REIT)	— Real Estate Investment Trust
(REMICS)	— Real Estate Mortgage Investment Conduit
(STACR)	— Structured Agency Credit Risk
BHFTII-2

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Australia — 1.5%
Rio Tinto PLC	349,661	$20,375,632
Brazil — 4.5%
B3 SA - Brasil Bolsa Balcao	1,214,100	3,258,099
MercadoLibre, Inc. (a)	22,492	58,785,766
		62,043,865
Canada — 4.7%
Constellation Software, Inc.	5,557	20,376,143
Lumine Group, Inc. (a)	426,672	14,986,394
Shopify, Inc. - Class A (a)	128,709	14,846,583
Stella-Jones, Inc.	133,922	7,719,139
TFI International, Inc.	82,948	7,445,980
		65,374,239
China — 9.5%
Kweichow Moutai Co. Ltd. - Class A	42,200	8,320,380
Meituan - Class B (a)	682,870	10,928,276
Midea Group Co. Ltd. - Class A	1,936,000	19,480,915
PDD Holdings, Inc. (ADR) (a)	57,798	6,049,139
Ping An Insurance Group Co. of China Ltd. - Class H	1,355,500	8,629,767
Silergy Corp.	562,000	6,838,670
Tencent Holdings Ltd.	717,700	46,095,791
Tencent Music Entertainment Group (ADR) (b)	1,330,538	25,932,185
		132,275,123
Denmark — 5.8%
Demant AS (a)	342,947	14,321,600
DSV AS	138,130	33,181,484
Novo Nordisk AS - Class B	132,917	9,274,679
Novonesis (Novozymes) - B Shares	320,853	23,039,118
		79,816,881
Finland — 0.9%
Kone OYJ - Class B	186,579	12,287,912
France — 6.4%
Danone SA	335,087	27,377,689
Dassault Systemes SE	414,434	15,022,440
Edenred SE	570,837	17,704,893
LVMH Moet Hennessy Louis Vuitton SE	21,353	11,198,616
Nexans SA	65,604	8,586,718
Sartorius Stedim Biotech	34,480	8,251,896
		88,142,252
Germany — 8.9%
BioNTech SE (ADR) (a) (b)	58,970	6,278,536
Deutsche Boerse AG	113,261	36,957,335
Rational AG	13,972	11,718,047
SAP SE	112,708	34,284,387
Scout24 SE	248,337	34,246,551
		123,484,856
Hong Kong — 1.4%
AIA Group Ltd.	2,158,000	19,406,406
Security Description	Shares	Value
India — 3.9%
HDFC Bank Ltd.	1,097,788	$25,590,749
ICICI Lombard General Insurance Co. Ltd.	579,851	13,829,552
Reliance Industries Ltd.	846,970	14,817,546
		54,237,847
Ireland — 1.7%
Kingspan Group PLC	281,953	23,977,103
Italy — 4.9%
FinecoBank Banca Fineco SpA	1,192,215	26,462,532
Ryanair Holdings PLC (ADR)	615,253	35,481,641
Technoprobe SpA (a) (b)	761,116	6,655,234
		68,599,407
Japan — 11.7%
FANUC Corp.	274,000	7,453,338
Keyence Corp.	25,200	10,118,774
Money Forward, Inc. (a) (b)	322,800	10,993,245
MonotaRO Co. Ltd. (b)	801,500	15,820,675
Nihon M&A Center Holdings, Inc.	2,469,000	12,500,162
Nintendo Co. Ltd.	166,900	16,008,549
Olympus Corp. (b)	759,500	9,011,879
Recruit Holdings Co. Ltd.	200,900	11,828,844
Shimano, Inc. (b)	122,700	17,810,064
SMC Corp.	27,100	9,759,336
Sony Group Corp.	1,060,900	27,657,149
Unicharm Corp.	1,749,900	12,674,326
		161,636,341
Kazakhstan — 0.8%
Kaspi.KZ JSC (ADR)	136,446	11,582,901
Netherlands — 6.5%
Adyen NV (a)	13,373	24,554,314
ASML Holding NV	22,981	18,399,676
EXOR NV	124,765	12,582,163
IMCD NV	111,461	15,000,463
Topicus.com, Inc. (a)	159,566	19,991,596
		90,528,212
Panama — 0.7%
Copa Holdings SA - Class A	87,169	9,585,975
Russia — 0.0%
GMK Norilskiy Nickel PAO (a) (c) (d)	3,921,000	0
MMC Norilsk Nickel PJSC (ADR) (a) (c) (d)	7	0
		0
Singapore — 1.5%
Sea Ltd. (ADR) (a)	133,279	21,316,643
South Africa — 1.4%
Discovery Ltd.	1,653,878	20,115,361
South Korea — 3.2%
Coupang, Inc. (a)	575,893	17,253,754
See accompanying notes to financial statements.
BHFTII-3

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Securities Lending Reinvestments (e)—1.5%
Security Description	Shares/ Principal Amount*	Value
South Korea — (Continued)
Samsung Electronics Co. Ltd.	626,366	$27,769,710
		45,023,464
Spain — 1.7%
Amadeus IT Group SA	270,621	22,894,066
Sweden — 2.0%
Atlas Copco AB - B Shares	1,536,890	21,897,826
MIPS AB	126,469	5,940,255
		27,838,081
Switzerland — 2.1%
Cie Financiere Richemont SA - Class A	76,751	14,515,246
Sandoz Group AG	263,886	14,499,274
		29,014,520
Taiwan — 4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,800,000	64,990,809
United Kingdom — 1.9%
B&M European Value Retail SA	1,773,716	6,614,008
Unilever PLC	316,112	19,254,113
		25,868,121
United States — 6.9%
CRH PLC	325,952	30,123,064
Experian PLC	434,649	22,391,615
Monday.com Ltd. (a)	25,308	7,958,860
Roche Holding AG	51,814	16,938,538
Spotify Technology SA (a)	23,516	18,044,767
		95,456,844
Total Common Stocks (Cost $1,003,440,799)		1,375,872,861

Warrants—0.0%
Canada — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	10,541	0

Short-Term Investments—0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25 with a maturity value of $11,103,941; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $11,325,172	11,102,939	11,102,939
Total Short-Term Investments (Cost $11,102,939)		11,102,939

Security Description	Shares/ Principal Amount*	Value

Short-Term Investment Funds — 0.3%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.220% (f)	500,000	$500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.190% (f)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (f)	500,000	500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.230% (f)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.270% (f)	500,000	500,000
		3,500,000

Repurchase Agreements — 1.2%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,074	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $1,000,121; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $1,020,000	1,000,000	1,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $3,000,365; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $3,060,372	3,000,000	3,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $3,523,783; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $3,593,822	3,523,354	3,523,354
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $1,000,122; collateralized by various Common Stock with an aggregate market value of $1,100,000	1,000,000	1,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $3,500,426; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $3,570,001	3,500,000	3,500,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $3,000,370; collateralized by various Common Stock with an aggregate market value of $3,337,856	3,000,000	3,000,000
See accompanying notes to financial statements.
BHFTII-4

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $1,000,123; collateralized by various Common Stock with an aggregate market value of $1,100,135	1,000,000	$1,000,000
		17,023,354
Total Securities Lending Reinvestments (Cost $20,523,354)		20,523,354
Total Investments—101.5% (Cost $1,035,067,092)		1,407,499,154
Other assets and liabilities (net)—(1.5)%		(20,284,333)
Net Assets—100.0%		$1,387,214,821

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $25,977,351 and the collateral received consisted of cash in the amount of
$20,523,354 and non-cash collateral with a value of $6,478,915. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending

Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2025.

Ten Largest Industries as of June 30, 2025 (Unaudited)	% of Net Assets
Software	8.9
Semiconductors & Semiconductor Equipment	7.0
Broadline Retail	6.4
Entertainment	5.9
Interactive Media & Services	5.8
Machinery	4.5
Insurance	4.5
Financial Services	4.0
Capital Markets	3.8
Banks	3.7
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$104,877,396	$0	$269,114,414
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(20,523,354)	$—	$—	$—	$(20,523,354)
Gross amount of recognized liabilities for securities lending transactions					$(20,523,354)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$20,375,632	$—	$20,375,632
Brazil	62,043,865	—	—	62,043,865
Canada	65,374,239	—	—	65,374,239
China	31,981,324	100,293,799	—	132,275,123
Denmark	—	79,816,881	—	79,816,881
Finland	—	12,287,912	—	12,287,912
France	—	88,142,252	—	88,142,252
See accompanying notes to financial statements.
BHFTII-5

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Germany	$6,278,536	$117,206,320	$—	$123,484,856
Hong Kong	—	19,406,406	—	19,406,406
India	—	54,237,847	—	54,237,847
Ireland	—	23,977,103	—	23,977,103
Italy	35,481,641	33,117,766	—	68,599,407
Japan	—	161,636,341	—	161,636,341
Kazakhstan	11,582,901	—	—	11,582,901
Netherlands	19,991,596	70,536,616	—	90,528,212
Panama	9,585,975	—	—	9,585,975
Russia	—	—	0	0
Singapore	21,316,643	—	—	21,316,643
South Africa	—	20,115,361	—	20,115,361
South Korea	17,253,754	27,769,710	—	45,023,464
Spain	—	22,894,066	—	22,894,066
Sweden	—	27,838,081	—	27,838,081
Switzerland	—	29,014,520	—	29,014,520
Taiwan	—	64,990,809	—	64,990,809
United Kingdom	—	25,868,121	—	25,868,121
United States	26,003,627	69,453,217	—	95,456,844
Total Common Stocks	306,894,101	1,068,978,760	0	1,375,872,861
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	11,102,939	—	11,102,939
Securities Lending Reinvestments
Short-Term Investment Funds	3,500,000	—	—	3,500,000
Repurchase Agreements	—	17,023,354	—	17,023,354
Total Securities Lending Reinvestments	3,500,000	17,023,354	—	20,523,354
Total Investments	$310,394,101	$1,097,105,053	$0	$1,407,499,154
Collateral for Securities Loaned (Liability)	$—	$(20,523,354)	$—	$(20,523,354)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
See accompanying notes to financial statements.
BHFTII-6

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,407,499,154
Cash denominated in foreign currencies (c)	2,728,348
Receivable for:
Investments sold	1,759,674
Fund shares sold	22,566
Dividends and interest	3,849,600
Prepaid expenses	11,096
Total Assets	1,415,870,438
Liabilities
Collateral for securities loaned	20,523,354
Payable for:
Investments purchased	1,962,842
Fund shares redeemed	1,110,731
Foreign taxes	3,528,117
Accrued Expenses:
Management fees	782,002
Distribution and service fees	49,041
Deferred trustees’ fees	236,335
Other expenses	463,195
Total Liabilities	28,655,617
Net Assets	$1,387,214,821
Net Assets Consist of:
Paid in surplus	$957,263,450
Distributable earnings (Accumulated losses) (d)	429,951,371
Net Assets	$1,387,214,821
Net Assets
Class A	$1,141,592,474
Class B	233,890,388
Class E	11,731,959
Capital Shares Outstanding*
Class A	99,239,671
Class B	20,822,854
Class E	1,035,736
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.50
Class B	11.23
Class E	11.33

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,035,067,092.
(b)	Includes securities loaned at value of $25,977,351.
(c)	Identified cost of cash denominated in foreign currencies was $2,718,144.
(d)	Includes foreign capital gains tax of $3,528,117.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$14,718,985
Interest	137,290
Securities lending income	46,349
Total investment income	14,902,624
Expenses
Management fees	5,461,123
Administration fees	35,819
Custodian and accounting fees	132,973
Distribution and service fees—Class B	285,370
Distribution and service fees—Class E	8,422
Audit and tax services	28,322
Legal	22,722
Trustees’ fees and expenses	20,044
Shareholder reporting	38,556
Insurance	6,177
Miscellaneous	54,330
Total expenses	6,093,858
Less management fee waiver	(767,416)
Net expenses	5,326,442
Net Investment Income	9,576,182
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	62,318,696
Foreign currency transactions	71,090
Net realized gain (loss)	62,389,786
Net change in unrealized appreciation (depreciation) on:
Investments (b)	160,210,510
Foreign currency transactions	314,608
Net change in unrealized appreciation (depreciation)	160,525,118
Net realized and unrealized gain (loss)	222,914,904
Net Increase (Decrease) in Net Assets From Operations	$232,491,086

(a)	Net of foreign withholding taxes of $1,826,599.
(b)	Includes change in foreign capital gains tax of $(877,596).
See accompanying notes to financial statements.
BHFTII-7

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$9,576,182	$9,263,299
Net realized gain (loss)	62,389,786	55,667,152
Net change in unrealized appreciation (depreciation)	160,525,118	8,121,305
Increase (decrease) in net assets from operations	232,491,086	73,051,756
From Distributions to Shareholders
Class A	(53,163,843)	(86,518,467)
Class B	(10,641,620)	(16,794,354)
Class E	(541,321)	(851,241)
Total distributions	(64,346,784)	(104,164,062)
Increase (decrease) in net assets from capital share transactions	(111,001,692)	(156,780,934)
Total increase (decrease) in net assets	57,142,610	(187,893,240)
Net Assets
Beginning of period	1,330,072,211	1,517,965,451
End of period	$1,387,214,821	$1,330,072,211

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	342,669	$3,783,315	889,455	$9,416,137
Reinvestments	4,651,255	53,163,843	8,367,357	86,518,467
Redemptions	(13,276,129)	(149,421,458)	(21,420,903)	(228,452,877)
Net increase (decrease)	(8,282,205)	$(92,474,300)	(12,164,091)	$(132,518,273)
Class B
Sales	339,904	$3,499,911	588,578	$6,022,162
Reinvestments	953,550	10,641,620	1,661,163	16,794,354
Redemptions	(2,961,224)	(31,991,438)	(4,400,607)	(45,571,608)
Net increase (decrease)	(1,667,770)	$(17,849,907)	(2,150,866)	$(22,755,092)
Class E
Sales	17,436	$188,076	42,472	$435,413
Reinvestments	48,117	541,321	83,537	851,241
Redemptions	(129,927)	(1,406,882)	(268,551)	(2,794,223)
Net increase (decrease)	(64,374)	$(677,485)	(142,542)	$(1,507,569)
Increase (decrease) derived from capital shares transactions		$(111,001,692)		$(156,780,934)
See accompanying notes to financial statements.
BHFTII-8

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.19	$10.47	$8.94	$14.04	$15.78	$13.58
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08	0.07	0.07	0.09	0.14	0.09
Net realized and unrealized gain (loss)	1.79	0.42	1.59	(4.12)	(0.16)	3.18
Total income (loss) from investment operations	1.87	0.49	1.66	(4.03)	(0.02)	3.27
Less Distributions
Distributions from net investment income	(0.08)	(0.09)	(0.13)	(0.12)	(0.15)	(0.27)
Distributions from net realized capital gains	(0.48)	(0.68)	0.00	(0.95)	(1.57)	(0.80)
Total distributions	(0.56)	(0.77)	(0.13)	(1.07)	(1.72)	(1.07)
Net Asset Value, End of Period	$11.50	$10.19	$10.47	$8.94	$14.04	$15.78
Total Return (%) (b)	18.38 (c)	4.62	18.59	(28.60)	(0.76)	26.58
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.86 (d)	0.85	0.86	0.85	0.84	0.84
Net ratio of expenses to average net assets (%) (e)	0.75 (d)	0.73	0.75	0.73	0.71	0.72
Ratio of net investment income (loss) to average net assets (%)	1.46 (d)	0.67	0.73	0.93	0.93	0.67
Portfolio turnover rate (%)	8 (c)	14	11	18	14	20
Net assets, end of period (in millions)	$1,141.6	$1,095.4	$1,252.9	$1,259.7	$1,605.6	$1,681.6

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.95	$10.24	$8.74	$13.75	$15.49	$13.35
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.06	0.04	0.05	0.07	0.10	0.05
Net realized and unrealized gain (loss)	1.75	0.41	1.55	(4.04)	(0.15)	3.13
Total income (loss) from investment operations	1.81	0.45	1.60	(3.97)	(0.05)	3.18
Less Distributions
Distributions from net investment income	(0.05)	(0.06)	(0.10)	(0.09)	(0.12)	(0.24)
Distributions from net realized capital gains	(0.48)	(0.68)	0.00	(0.95)	(1.57)	(0.80)
Total distributions	(0.53)	(0.74)	(0.10)	(1.04)	(1.69)	(1.04)
Net Asset Value, End of Period	$11.23	$9.95	$10.24	$8.74	$13.75	$15.49
Total Return (%) (b)	18.22 (c)	4.36	18.36	(28.81)	(0.99)	26.26
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.11 (d)	1.10	1.11	1.10	1.09	1.09
Net ratio of expenses to average net assets (%) (e)	1.00 (d)	0.98	1.00	0.98	0.96	0.97
Ratio of net investment income (loss) to average net assets (%)	1.21 (d)	0.42	0.47	0.69	0.69	0.41
Portfolio turnover rate (%)	8 (c)	14	11	18	14	20
Net assets, end of period (in millions)	$233.9	$223.7	$252.2	$241.7	$327.4	$353.2
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-9

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.03	$10.32	$8.81	$13.85	$15.59	$13.43
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.07	0.05	0.06	0.08	0.12	0.07
Net realized and unrealized gain (loss)	1.77	0.41	1.56	(4.07)	(0.16)	3.14
Total income (loss) from investment operations	1.84	0.46	1.62	(3.99)	(0.04)	3.21
Less Distributions
Distributions from net investment income	(0.06)	(0.07)	(0.11)	(0.10)	(0.13)	(0.25)
Distributions from net realized capital gains	(0.48)	(0.68)	0.00	(0.95)	(1.57)	(0.80)
Total distributions	(0.54)	(0.75)	(0.11)	(1.05)	(1.70)	(1.05)
Net Asset Value, End of Period	$11.33	$10.03	$10.32	$8.81	$13.85	$15.59
Total Return (%) (b)	18.40 (c)	4.42	18.46	(28.74)	(0.91)	26.37
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.01 (d)	1.00	1.01	1.00	0.99	0.99
Net ratio of expenses to average net assets (%) (e)	0.90 (d)	0.88	0.90	0.88	0.86	0.87
Ratio of net investment income (loss) to average net assets (%)	1.32 (d)	0.52	0.58	0.79	0.79	0.50
Portfolio turnover rate (%)	8 (c)	14	11	18	14	20
Net assets, end of period (in millions)	$11.7	$11.0	$12.8	$12.2	$17.7	$19.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-10

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—38.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations — 0.8%
Federal Home Loan Mortgage Corp. REMICS
5.705%, SOFR30A + 1.400%, 03/25/55 (a)	18,065,520	$18,110,612
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
Zero Coupon, 07/25/56 (144A) (b)	769,174	116,167
1.423%, 07/25/56 (144A) (a) (c)	867,665	97,921
3.495%, 05/25/57 (a)	157,107	69,522
Government National Mortgage Association REMICS
3.000%, 08/20/50 (c)	1,350,783	224,760
3.000%, 02/20/51 (c)	1,161,033	193,638
3.000%, 05/20/51 (c)	3,989,784	678,962
3.000%, 08/20/51 (c)	1,161,830	197,504
Seasoned Loans Structured Transaction Trust
4.750%, 09/25/60 (144A) (a)	1,113,784	1,102,110
		20,791,196
Agency Mortgage-Backed Securities — 37.9%
Federal Home Loan Mortgage Corp.
1.500%, 04/01/36	2,586,193	2,313,343
1.500%, 05/01/36	463,752	414,709
1.500%, 08/01/50	802,774	608,626
1.500%, 10/01/50	2,016,544	1,518,075
2.000%, 09/01/35	597,566	549,470
2.000%, 01/01/36	1,236,297	1,139,737
2.000%, 02/01/36	1,511,767	1,394,324
2.000%, 03/01/36	244,122	224,856
2.000%, 05/01/36	1,419,273	1,311,209
2.000%, 06/01/36	971,097	896,249
2.000%, 07/01/36	413,343	381,481
2.000%, 04/01/37	450,202	413,850
2.000%, 02/01/42	371,367	318,981
2.000%, 03/01/42	1,341,244	1,143,320
2.000%, 04/01/42	391,591	335,311
2.000%, 08/01/50	281,055	225,670
2.000%, 09/01/50	397,311	317,135
2.000%, 11/01/50	533,573	429,491
2.000%, 02/01/51	13,969,318	11,124,400
2.000%, 03/01/51	3,192,759	2,540,548
2.000%, 04/01/51	1,595,142	1,285,778
2.000%, 05/01/51	966,041	777,852
2.000%, 07/01/51	3,658,377	2,960,455
2.000%, 09/01/51	1,308,113	1,048,407
2.000%, 10/01/51	3,705,311	2,958,785
2.000%, 12/01/51	2,687,418	2,164,940
2.000%, 01/01/52	13,293,353	10,704,500
2.000%, 02/01/52	1,499,211	1,206,937
2.500%, 04/01/27	5,111	5,026
2.500%, 10/01/28	54,768	53,524
2.500%, 08/01/29	126,578	123,006
2.500%, 12/01/29	62,914	60,878
2.500%, 05/01/30	201,244	194,926
2.500%, 07/01/30	121,798	117,818
2.500%, 08/01/30	477,690	462,292
2.500%, 09/01/30	524,000	506,723
2.500%, 04/01/31	420,128	405,763
2.500%, 07/01/50	360,321	303,740
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
2.500%, 02/01/51	3,047,857	$2,586,344
2.500%, 05/01/51	10,683,524	9,024,663
2.500%, 11/01/51	9,505,427	8,032,518
2.500%, 12/01/51	4,739,780	3,991,759
2.500%, 01/01/52	15,574,267	13,099,080
3.000%, 09/01/27	39,572	39,034
3.000%, 07/01/28	27,852	27,450
3.000%, 01/01/30	137,767	135,035
3.000%, 04/01/30	720,029	704,582
3.000%, 05/01/30	145,839	142,475
3.000%, 06/01/30	4,719	4,612
3.000%, 07/01/30	274,210	268,250
3.000%, 08/01/30	80,995	79,149
3.000%, 09/01/37	42,865	40,433
3.000%, 06/01/38	873,048	821,169
3.000%, 01/01/43	626,739	567,549
3.000%, 03/01/43	1,075,026	972,992
3.000%, 06/01/44	5,556,790	5,023,765
3.000%, 12/01/46	666,547	596,555
3.000%, 02/01/47	469,249	421,203
3.000%, 08/01/50	4,049,513	3,574,204
3.000%, 09/01/50	1,767,011	1,577,800
3.000%, 07/01/51	365,472	322,424
3.000%, 10/01/51	509,319	445,930
3.000%, 02/01/52	268,876	236,939
3.000%, 03/01/52	7,780,483	6,848,312
3.000%, 08/01/52	13,972,431	12,231,231
3.500%, 01/01/34	360,112	352,322
3.500%, 05/01/35	1,284,041	1,247,266
3.500%, 04/01/42	742,653	698,284
3.500%, 05/01/42	23,548	22,128
3.500%, 08/01/42	598,181	562,216
3.500%, 10/01/42	28,392	26,754
3.500%, 06/01/43	113,441	106,421
3.500%, 01/01/44	204,172	191,645
3.500%, 05/01/44	33,372	31,286
3.500%, 06/01/44	94,350	87,035
3.500%, 07/01/44	38,068	35,531
3.500%, 09/01/44	85,768	79,973
3.500%, 09/01/45	60,619	56,074
3.500%, 03/01/46	2,124,974	1,993,250
3.500%, 09/01/46	490,941	454,465
3.500%, 03/01/47	546,646	503,353
3.500%, 10/01/47	519,639	482,630
3.500%, 12/01/47	596,098	553,643
3.500%, 01/01/48	3,051,919	2,823,016
3.500%, 06/01/48	826,189	762,640
3.500%, 08/01/50	253,992	231,657
4.000%, 08/01/40	77,212	74,650
4.000%, 09/01/40	90,183	87,303
4.000%, 10/01/40	52,843	51,167
4.000%, 11/01/40	169,147	163,684
4.000%, 04/01/41	4,303	4,164
4.000%, 10/01/41	151,331	146,171
4.000%, 09/01/43	145,803	139,971
See accompanying notes to financial statements.
BHFTII-11

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 04/01/44	333,487	$314,327
4.000%, 07/01/44	58,137	56,124
4.000%, 01/01/45	206,397	198,922
4.000%, 02/01/45	75,267	72,024
4.000%, 09/01/45	390,547	374,108
4.000%, 12/01/45	2,616,131	2,484,325
4.000%, 07/01/47	1,008,338	956,329
4.000%, 04/01/48	2,070,021	1,946,026
4.000%, 06/01/48	927,435	881,422
4.000%, 05/01/49	95,844	90,731
4.000%, 03/01/50	1,945,358	1,841,250
4.000%, 06/01/50	1,099,958	1,035,260
4.000%, 07/01/50	789,524	746,718
4.000%, 06/01/52	328,201	310,389
4.500%, 02/01/39	301,346	301,680
4.500%, 08/01/39	222,652	220,607
4.500%, 12/01/39	70,179	70,084
4.500%, 07/01/40	25,083	25,033
4.500%, 05/01/41	317,856	315,339
4.500%, 05/01/42	372,015	371,587
4.500%, 10/01/43	72,819	71,206
4.500%, 12/01/43	408,772	404,346
4.500%, 04/01/47	743,236	726,351
4.500%, 05/01/47	279,576	273,012
4.500%, 07/01/47	602,699	588,417
4.500%, 02/01/49	913,150	887,207
4.500%, 04/01/49	449,945	438,040
4.500%, 07/01/52	1,469,773	1,408,338
4.500%, 08/01/52	417,945	400,409
5.000%, 10/01/41	190,082	192,682
5.000%, 11/01/41	1,280,155	1,299,216
5.000%, 06/01/52	24,738	24,453
5.000%, 07/01/52	426,566	422,999
5.000%, 08/01/52	967,869	955,578
5.000%, 09/01/52	37,814	37,331
5.000%, 10/01/52	115,832	114,173
5.000%, 11/01/52	762,091	755,169
5.000%, 12/01/52	3,435,501	3,404,295
5.000%, 01/01/53	1,014,393	1,004,848
5.000%, 02/01/53	281,935	279,374
5.500%, 02/01/35	41,459	42,476
5.500%, 09/01/39	59,897	61,307
5.500%, 01/01/40	39,482	39,800
5.500%, 06/01/41	651,358	670,410
5.500%, 01/01/53	898,943	906,591
5.500%, 03/01/53	1,228,261	1,238,859
5.500%, 05/01/53	3,516,821	3,547,163
5.500%, 08/01/53	269,400	270,615
5.500%, 12/01/54	3,260,947	3,282,735
6.000%, 11/01/52	54,963	56,378
6.000%, 01/01/53	1,026,448	1,044,963
6.000%, 02/01/53	582,975	593,210
6.000%, 03/01/53	357,883	364,312
6.000%, 04/01/53	545,838	559,395
6.000%, 05/01/53	2,087,644	2,139,318
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
6.000%, 06/01/53	1,268,076	$1,300,611
6.500%, 11/01/53	468,044	487,057
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.919%, 05/25/29 (a) (c)	5,863,549	130,043
5.028%, 10/25/31	341,000	349,288
Federal National Mortgage Association
1.500%, 12/01/35	130,651	116,759
1.500%, 03/01/36	285,684	256,005
1.500%, 05/01/36	471,737	422,718
1.500%, 06/01/36	1,655,288	1,480,256
1.500%, 12/01/36	774,091	689,960
1.500%, 02/01/37	486,802	436,211
1.500%, 11/01/41	16,535,643	13,660,244
1.500%, 12/01/41	8,452,397	6,979,459
1.500%, 10/01/50	2,095,915	1,577,303
1.500%, 11/01/50	1,824,967	1,374,553
1.500%, 03/01/51	2,464,541	1,855,018
2.000%, 10/01/31	53,434	50,799
2.000%, 11/01/31	696,312	661,671
2.000%, 12/01/31	77,450	73,590
2.000%, 03/01/32	513,422	486,850
2.000%, 06/01/35	597,548	551,724
2.000%, 09/01/35	206,701	190,019
2.000%, 02/01/36	216,326	198,860
2.000%, 03/01/36	363,167	333,842
2.000%, 04/01/36	484,392	447,520
2.000%, 05/01/36	340,412	314,492
2.000%, 07/01/36	554,089	509,346
2.000%, 09/01/36	722,448	662,417
2.000%, 11/01/36	253,097	233,583
2.000%, 01/01/37	246,571	227,563
2.000%, 02/01/37	927,621	853,142
2.000%, 03/01/37	2,372,945	2,178,726
2.000%, 04/01/37	761,799	701,659
2.000%, 10/01/40	275,065	240,312
2.000%, 12/01/40	1,208,725	1,044,047
2.000%, 12/01/41	1,177,781	1,013,844
2.000%, 02/01/42	600,577	516,417
2.000%, 03/01/42	5,811,077	4,991,342
2.000%, 04/01/42	916,702	786,537
2.000%, 08/01/42	3,669,633	3,162,256
2.000%, 08/01/50	674,556	538,860
2.000%, 09/01/50	1,431,984	1,140,761
2.000%, 10/01/50	1,823,246	1,454,778
2.000%, 11/01/50	311,991	248,549
2.000%, 12/01/50	1,896,153	1,525,670
2.000%, 01/01/51	12,401,723	9,887,669
2.000%, 02/01/51	1,510,110	1,202,097
2.000%, 03/01/51	1,483,447	1,193,717
2.000%, 04/01/51	2,749,238	2,213,646
2.000%, 08/01/51	3,203,746	2,563,604
2.000%, 11/01/51	8,584,517	6,881,379
2.000%, 12/01/51	5,517,330	4,434,249
2.000%, 01/01/52	5,997,073	4,836,342
See accompanying notes to financial statements.
BHFTII-12

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.000%, 02/01/52	9,998,892	$8,022,939
2.000%, 03/01/52	4,161,402	3,343,703
2.500%, 09/01/27	24,550	24,113
2.500%, 02/01/28	4,158	4,071
2.500%, 04/01/28	9,519	9,315
2.500%, 08/01/28	31,414	30,682
2.500%, 01/01/30	236,280	228,533
2.500%, 02/01/30	20,278	19,728
2.500%, 03/01/30	44,167	42,755
2.500%, 07/01/30	135,922	131,345
2.500%, 08/01/30	476,583	461,076
2.500%, 09/01/30	331,571	320,184
2.500%, 11/01/30	590,527	570,150
2.500%, 03/01/31	18,766	18,365
2.500%, 06/01/31	191,750	184,640
2.500%, 07/01/31	101,409	97,640
2.500%, 08/01/31	14,372	13,832
2.500%, 10/01/31	929,190	894,226
2.500%, 11/01/31	577,062	554,999
2.500%, 02/01/32	27,917	26,861
2.500%, 03/01/32	110,083	105,552
2.500%, 08/01/32	650,766	626,281
2.500%, 02/01/33	1,069,261	1,033,672
2.500%, 07/01/50	7,634,818	6,438,402
2.500%, 08/01/50	4,805,726	4,052,430
2.500%, 11/01/50	1,880,235	1,598,454
2.500%, 09/01/51	4,854,271	4,076,055
2.500%, 11/01/51	7,513,387	6,284,968
2.500%, 01/01/52	15,522,637	13,084,044
2.500%, 02/01/52	2,927,930	2,473,774
3.000%, 04/01/28	23,848	23,415
3.000%, 05/01/28	29,093	28,564
3.000%, 10/01/28	60,844	59,732
3.000%, 11/01/28	387,319	380,290
3.000%, 12/01/28	87,170	85,365
3.000%, 01/01/29	54,805	53,700
3.000%, 04/01/29	202,715	197,252
3.000%, 05/01/29	309,074	301,183
3.000%, 08/01/29	302,146	294,584
3.000%, 10/01/29	80,827	79,164
3.000%, 03/01/30	202,869	198,660
3.000%, 04/01/30	164,383	160,938
3.000%, 05/01/30	261,516	255,952
3.000%, 07/01/30	209,485	204,395
3.000%, 08/01/30	847,887	828,387
3.000%, 09/01/30	231,011	225,767
3.000%, 08/01/31	767,247	746,852
3.000%, 09/01/31	113,858	111,225
3.000%, 03/01/32	214,487	208,274
3.000%, 10/01/36	34,477	32,421
3.000%, 11/01/36	362,455	341,530
3.000%, 12/01/36	603,752	570,651
3.000%, 03/01/43	3,544,865	3,193,406
3.000%, 04/01/43	2,069,145	1,867,635
3.000%, 05/01/43	1,072,863	968,538
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.000%, 06/01/43	32,705	$29,376
3.000%, 06/01/46	21,707	19,343
3.000%, 08/01/46	26,315	23,644
3.000%, 11/01/46	1,207,115	1,078,688
3.000%, 02/01/47	302,212	270,129
3.000%, 03/01/47	1,244,736	1,110,411
3.000%, 03/01/50	428,527	381,045
3.000%, 08/01/50	1,707,529	1,505,076
3.000%, 11/01/51	2,086,455	1,830,144
3.000%, 12/01/51	914,846	803,911
3.000%, 04/01/52	300,750	264,716
3.000%, 05/01/52	483,323	422,420
3.500%, 08/01/28	48,247	47,503
3.500%, 10/01/28	469,680	461,831
3.500%, 11/01/28	439,832	432,701
3.500%, 02/01/29	619,172	610,306
3.500%, 04/01/29	119,354	117,449
3.500%, 05/01/29	419,727	413,723
3.500%, 07/01/29	209,763	206,528
3.500%, 09/01/29	45,417	44,697
3.500%, 08/01/30	136,571	134,907
3.500%, 11/01/32	69,040	68,007
3.500%, 01/01/33	40,336	39,703
3.500%, 01/01/42	181,756	170,805
3.500%, 04/01/42	117,667	110,453
3.500%, 05/01/42	12,243	11,494
3.500%, 06/01/42	31,546	29,609
3.500%, 07/01/42	43,773	41,058
3.500%, 02/01/45	1,248,235	1,171,207
3.500%, 05/01/47	554,782	512,001
3.500%, 11/01/47	396,533	364,556
3.500%, 12/01/47	397,448	364,864
3.500%, 01/01/48	1,153,094	1,065,243
3.500%, 02/01/48	181,155	166,183
3.500%, 03/01/48	1,011,501	927,223
3.500%, 04/01/48	658,375	612,320
3.500%, 06/01/49	6,767,222	6,228,501
3.500%, 01/01/51	6,757,916	6,153,400
4.000%, 08/01/33	241,314	237,021
4.000%, 10/01/33	1,537,642	1,532,843
4.000%, 01/01/41	70,453	67,467
4.000%, 01/01/42	336,107	324,240
4.000%, 02/01/42	677,190	652,859
4.000%, 05/01/42	106,996	103,062
4.000%, 11/01/46	114,603	108,571
4.000%, 06/01/47	402,435	382,601
4.000%, 08/01/47	262,788	248,871
4.000%, 09/01/47	22,638	21,435
4.000%, 10/01/47	178,629	169,124
4.000%, 01/01/48	178,813	169,278
4.000%, 04/01/48	40,291	38,137
4.000%, 05/01/48	47,665	45,114
4.000%, 06/01/48	33,814	32,004
4.000%, 07/01/48	33,371	31,585
4.000%, 08/01/48	541,899	511,818
See accompanying notes to financial statements.
BHFTII-13

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.000%, 09/01/48	219,832	$207,962
4.000%, 10/01/48	96,895	91,593
4.000%, 09/01/49	896,289	845,263
4.000%, 03/01/50	364,819	342,407
4.000%, 04/01/50	190,767	178,646
4.000%, 05/01/50	360,092	339,746
4.000%, 06/01/50	487,027	457,422
4.000%, 11/01/50	41,234	38,621
4.000%, 01/01/51	2,673,236	2,525,348
4.000%, 03/01/51	2,121,663	2,003,443
4.000%, 04/01/52	452,598	425,221
4.000%, 05/01/52	2,816,912	2,663,456
4.500%, 07/01/25	70	70
4.500%, 06/01/26	5,933	5,920
4.500%, 08/01/39	313,982	313,268
4.500%, 11/01/39	282,662	281,961
4.500%, 01/01/40	11,297	11,271
4.500%, 04/01/40	20,968	20,905
4.500%, 05/01/40	52,312	52,166
4.500%, 06/01/40	55,072	54,884
4.500%, 07/01/40	111,017	110,708
4.500%, 11/01/40	228,251	227,098
4.500%, 07/01/41	47,314	47,032
4.500%, 09/01/41	207,722	206,673
4.500%, 10/01/41	59,395	58,966
4.500%, 01/01/42	44,883	44,731
4.500%, 08/01/42	277,880	276,477
4.500%, 09/01/43	219,503	212,591
4.500%, 10/01/43	463,669	449,677
4.500%, 11/01/43	1,042,444	1,019,228
4.500%, 12/01/43	490,597	482,619
4.500%, 01/01/44	334,171	327,426
4.500%, 06/01/44	1,488,598	1,461,331
4.500%, 07/01/45	449,649	439,559
4.500%, 09/01/45	215,843	211,712
4.500%, 11/01/45	815,115	798,855
4.500%, 12/01/45	295,230	290,066
4.500%, 07/01/46	1,391,168	1,367,406
4.500%, 09/01/46	231,725	227,337
4.500%, 09/01/47	26,440	25,776
4.500%, 10/01/47	179,077	173,852
4.500%, 11/01/47	912,115	888,182
4.500%, 12/01/47	35,191	34,227
4.500%, 01/01/48	872,059	848,942
4.500%, 02/01/48	48,805	47,528
4.500%, 03/01/48	94,300	91,770
4.500%, 04/01/48	474,977	466,199
4.500%, 05/01/48	4,231,878	4,128,740
4.500%, 07/01/48	70,158	68,330
4.500%, 08/01/48	877,373	855,377
4.500%, 11/01/48	541,146	526,160
4.500%, 02/01/49	4,715,305	4,625,998
4.500%, 05/01/49	4,353,426	4,265,594
4.500%, 07/01/52	227,216	217,734
5.000%, 11/01/32	1,216	1,232
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.000%, 09/01/35	52,409	$52,922
5.000%, 06/01/39	2,266,759	2,291,431
5.000%, 04/01/41	4,714	4,662
5.000%, 07/01/41	81,100	82,076
5.000%, 08/01/41	58,271	58,996
5.000%, 01/01/42	40,467	40,954
5.000%, 07/01/52	897,594	888,865
5.000%, 12/01/52	391,545	386,046
5.000%, 01/01/53	3,224,258	3,186,827
5.500%, 11/01/32	244,545	247,418
5.500%, 12/01/32	39,484	40,815
5.500%, 01/01/33	152,546	155,868
5.500%, 12/01/33	55,732	56,933
5.500%, 05/01/34	482,912	494,779
5.500%, 08/01/37	513,734	526,137
5.500%, 02/01/38	119,507	122,609
5.500%, 03/01/38	56,060	57,630
5.500%, 06/01/38	38,919	39,571
5.500%, 12/01/38	42,517	42,901
5.500%, 01/01/39	112,042	114,906
5.500%, 08/01/39	76,215	78,250
5.500%, 12/01/39	148,733	152,416
5.500%, 04/01/40	9,190	9,395
5.500%, 04/01/41	87,854	89,815
5.500%, 01/01/53	831,516	836,565
5.500%, 05/01/53	4,382,178	4,419,332
5.500%, 06/01/53	1,230,335	1,240,949
5.810%, 06/01/31	796,000	825,260
6.000%, 02/01/34	56,540	58,765
6.000%, 08/01/34	42,379	43,990
6.000%, 04/01/35	659,746	683,173
6.000%, 06/01/36	84,005	87,793
6.000%, 02/01/38	127,434	133,595
6.000%, 03/01/38	56,677	59,416
6.000%, 05/01/38	150,404	157,675
6.000%, 10/01/38	179,061	187,581
6.000%, 12/01/38	59,811	62,702
6.000%, 04/01/40	576,429	604,296
6.000%, 09/01/40	67,033	70,275
6.000%, 06/01/41	147,775	154,919
6.000%, 11/01/52	61,217	62,621
6.000%, 01/01/53	1,375,345	1,400,963
6.000%, 04/01/53	371,108	380,638
6.000%, 05/01/53	1,855,342	1,903,016
6.000%, 07/01/53	1,990,787	2,041,993
6.000%, 08/01/53	3,991,575	4,071,423
6.500%, 05/01/40	828,366	866,904
6.500%, 08/01/53	1,565,345	1,634,444
6.500%, 09/01/53	453,186	473,954
6.500%, 10/01/53	1,195,763	1,248,546
6.500%, 02/01/54	2,694,607	2,795,372
6.500%, 06/01/54	3,057,983	3,158,442
6.500%, 08/01/54	2,078,870	2,159,737
FREMF Mortgage Trust
0.100%, 01/25/29 (144A) (c)	24,573,491	64,704
See accompanying notes to financial statements.
BHFTII-14

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
FREMF Mortgage Trust
4.379%, 08/25/50 (144A) (a)	304,000	$297,130
Government National Mortgage Association
2.000%, 08/20/50	6,044,163	4,924,576
2.000%, 11/20/50	774,307	630,891
2.000%, 01/20/51	9,013,088	7,341,992
2.000%, 02/20/51	674,719	549,958
2.500%, 04/20/51	5,198,347	4,419,791
2.500%, 10/20/51	3,092,748	2,628,892
2.500%, 12/20/51	2,109,901	1,793,445
2.500%, 05/20/52	4,335,988	3,685,635
2.500%, 06/20/52	3,358,090	2,854,413
2.500%, 07/20/52	2,254,330	1,916,325
2.500%, 12/20/52	381,548	324,321
2.500%, 01/20/53	1,578,870	1,342,071
3.000%, 12/20/44	31,687	28,551
3.000%, 02/15/45	369,716	336,399
3.000%, 09/20/47	644,501	576,881
3.000%, 03/20/49	15,633	14,012
3.000%, 05/20/50	254,140	225,667
3.000%, 01/20/51	17,967,283	15,949,969
3.500%, 01/15/42	99,396	92,875
3.500%, 02/15/42	41,600	38,922
3.500%, 04/15/42	128,709	120,336
3.500%, 05/15/42	138,538	129,620
3.500%, 08/15/42	137,036	128,088
3.500%, 11/15/42	50,942	47,489
3.500%, 12/15/42	444,458	415,532
3.500%, 01/15/43	111,952	104,746
3.500%, 02/15/43	252,997	235,887
3.500%, 03/15/43	198,857	185,375
3.500%, 04/15/43	607,185	566,228
3.500%, 04/20/43	588,376	550,182
3.500%, 05/15/43	821,427	765,875
3.500%, 05/20/43	321,409	300,545
3.500%, 06/15/43	265,965	247,968
3.500%, 07/15/43	620,243	580,081
3.500%, 07/20/43	24,931	23,310
3.500%, 02/20/44	626,506	584,857
3.500%, 03/20/45	22,490	20,939
3.500%, 04/20/45	33,551	31,230
3.500%, 05/20/45	137,004	127,514
3.500%, 07/20/45	24,592	22,886
3.500%, 08/20/45	33,323	31,011
3.500%, 10/20/45	63,034	58,661
3.500%, 11/20/45	23,419	21,794
3.500%, 12/20/45	349,188	324,548
3.500%, 01/20/46	70,743	65,836
3.500%, 05/20/46	289,647	269,556
3.500%, 09/20/46	110,564	102,666
3.500%, 10/20/46	711,536	654,080
3.500%, 03/20/48	26,755	24,708
3.500%, 04/20/48	10,995	10,141
3.500%, 05/20/52	7,739,192	7,059,578
4.000%, 04/20/39	11,757	11,258
4.000%, 07/20/39	87,813	84,010
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.000%, 09/20/40	22,601	$21,612
4.000%, 10/20/40	262,445	250,965
4.000%, 11/20/40	147,202	140,763
4.000%, 12/20/40	562,611	538,002
4.000%, 01/20/41	501,794	479,845
4.000%, 02/20/41	8,828	8,441
4.000%, 03/15/41	210,817	200,911
4.000%, 12/15/41	20,563	19,597
4.000%, 07/20/43	54,330	51,801
4.000%, 08/20/44	211,450	200,064
4.000%, 10/20/46	29,483	27,555
4.000%, 05/20/47	134,270	125,739
4.000%, 06/20/47	343,670	323,954
4.000%, 11/20/47	394,315	371,693
4.000%, 12/20/47	194,692	183,330
4.000%, 05/20/50	389,485	366,668
4.000%, 12/20/52	4,251,953	3,990,672
4.500%, 12/20/39	20,323	20,166
4.500%, 01/20/40	24,561	24,371
4.500%, 02/20/40	20,277	20,119
4.500%, 05/20/40	1,274	1,264
4.500%, 02/15/42	2,524,984	2,471,355
4.500%, 03/15/47	61,007	59,318
4.500%, 04/15/47	127,050	123,566
4.500%, 05/15/47	48,237	47,097
4.500%, 09/20/48	202,536	196,294
4.500%, 03/20/49	796,154	777,492
4.500%, 04/20/49	173,122	169,073
4.500%, 05/20/49	664,721	644,506
4.500%, 04/20/50	19,314	18,747
5.000%, 10/20/33	205,970	207,449
5.000%, 12/15/38	78,083	79,034
5.000%, 07/15/39	131,844	133,560
5.000%, 10/15/39	100,185	100,602
5.000%, 10/20/39	73,111	74,279
5.000%, 09/15/40	5,745	5,767
5.000%, 12/15/40	266,147	269,617
5.000%, 07/20/42	104,618	105,518
5.500%, 04/15/33	6,538	6,693
Government National Mortgage Association, TBA
2.000%, TBA (d)	11,177,000	9,100,314
2.500%, TBA (d)	5,507,000	4,677,863
3.000%, TBA (d)	1,157,000	1,023,204
3.500%, TBA (d)	598,000	542,597
4.000%, TBA (d)	3,175,000	2,951,544
4.500%, TBA (d)	7,716,000	7,384,659
5.000%, TBA (d)	14,535,000	14,275,510
5.500%, TBA (d)	17,190,000	17,212,558
6.000%, TBA (d)	10,903,000	11,062,263
6.500%, TBA (d)	5,321,000	5,462,164
Uniform Mortgage-Backed Security, TBA
2.500%, TBA (d)	1,620,400	1,638,769
3.500%, TBA (d)	5,754,000	5,070,216
4.000%, TBA (d)	3,127,000	2,883,881
5.000%, TBA (d)	36,337,000	35,606,632
See accompanying notes to financial statements.
BHFTII-15

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Uniform Mortgage-Backed Security, TBA
5.500%, TBA (d)	182,478,000	$182,436,253
6.000%, TBA (d)	148,199,000	150,588,389
6.500%, TBA (d)	8,499,000	8,763,904
		981,536,231
Total Agency Sponsored Mortgage-Backed Securities (Cost $1,049,098,578)		1,002,327,427

Corporate Bonds & Notes—26.6%
Aerospace/Defense — 0.2%
Boeing Co.
7.008%, 05/01/64	858,000	942,382
Embraer Netherlands Finance BV
5.980%, 02/11/35	580,000	597,864
General Dynamics Corp.
4.950%, 08/15/35	169,000	169,646
L3Harris Technologies, Inc.
5.250%, 06/01/31	531,000	547,705
Northrop Grumman Corp.
4.030%, 10/15/47	200,000	159,468
4.950%, 03/15/53	2,594,000	2,331,537
5.200%, 06/01/54	308,000	286,977
5.250%, 05/01/50 (e)	147,000	137,758
		5,173,337
Agriculture — 0.6%
Altria Group, Inc.
3.400%, 02/04/41	2,031,000	1,506,642
3.875%, 09/16/46	581,000	429,699
4.250%, 08/09/42	968,000	786,874
4.450%, 05/06/50	1,233,000	964,904
6.200%, 02/14/59	149,000	149,138
BAT Capital Corp.
3.734%, 09/25/40	343,000	270,753
4.540%, 08/15/47	1,414,000	1,142,260
4.758%, 09/06/49	2,749,000	2,266,270
5.650%, 03/16/52	1,696,000	1,580,233
7.079%, 08/02/43	3,182,000	3,504,574
7.081%, 08/02/53	3,113,000	3,467,419
Reynolds American, Inc.
5.850%, 08/15/45	266,000	256,637
		16,325,403
Airlines — 0.1%
Air Canada Pass-Through Trust
3.700%, 07/15/27 (144A)	3,638	3,594
Allegiant Travel Co.
7.250%, 08/15/27 (144A)	175,000	175,051
JetBlue Pass-Through Trust
2.750%, 11/15/33	89,274	78,124
Latam Airlines Group SA
7.625%, 01/07/31 (144A)	979,000	982,671
Security Description	Principal Amount*	Value

Airlines—(Continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500%, 06/20/27 (144A)	610,852	$611,653
Spirit Airlines Pass-Through Trust
3.375%, 08/15/31	145,502	128,797
3.650%, 08/15/31	383,424	332,042
4.100%, 10/01/29	12,270	11,256
Turkish Airlines Pass-Through Trust
4.200%, 09/15/28 (144A)	370,706	358,881
		2,682,069
Apparel — 0.0%
William Carter Co.
5.625%, 03/15/27 (144A) (e)	21,000	20,869
Auto Manufacturers — 0.1%
Aston Martin Capital Holdings Ltd.
10.000%, 03/31/29 (144A)	217,000	205,475
General Motors Financial Co., Inc.
5.400%, 04/06/26	316,000	317,434
5.900%, 01/07/35	123,000	123,653
6.100%, 01/07/34	1,175,000	1,209,344
		1,855,906
Auto Parts & Equipment — 0.0%
Tenneco, Inc.
8.000%, 11/17/28 (144A) (e)	410,000	405,448
Banks — 6.4%
Akbank TAS
9.369%, 5Y H15 + 5.270%, 03/14/29 (a)	946,000	963,915
Bank of America Corp.
1.734%, SOFR + 0.960%, 07/22/27 (a)	131,000	127,329
2.087%, SOFR + 1.060%, 06/14/29 (a)	126,000	118,104
2.299%, SOFR + 1.220%, 07/21/32 (a)	908,000	791,253
2.592%, SOFR + 2.150%, 04/29/31 (a)	2,882,000	2,634,726
2.884%, 3M TSFR + 1.452%, 10/22/30 (a)	610,000	570,961
2.972%, SOFR + 1.330%, 02/04/33 (a)	2,653,000	2,375,726
3.419%, 3M TSFR + 1.302%, 12/20/28 (a)	4,000	3,910
3.593%, 3M TSFR + 1.632%, 07/21/28 (a)	4,749,000	4,676,102
3.970%, 3M TSFR + 1.332%, 03/05/29 (a)	2,651,000	2,621,671
4.271%, 3M TSFR + 1.572%, 07/23/29 (a)	360,000	358,814
4.571%, SOFR + 1.830%, 04/27/33 (a)	3,787,000	3,726,677
4.875%, 04/01/44	272,000	252,033
5.162%, SOFR + 1.000%, 01/24/31 (a)	515,000	527,849
5.202%, SOFR + 1.630%, 04/25/29 (a)	930,000	950,425
5.288%, SOFR + 1.910%, 04/25/34 (a)	572,000	583,459
5.511%, SOFR + 1.310%, 01/24/36 (a)	137,000	140,865
5.819%, SOFR + 1.570%, 09/15/29 (a)	517,000	538,568
Citigroup, Inc.
2.666%, SOFR + 1.146%, 01/29/31 (a)	983,000	901,297
2.976%, SOFR + 1.422%, 11/05/30 (a)	1,590,000	1,487,539
3.057%, SOFR + 1.351%, 01/25/33 (a)	252,000	225,215
3.785%, SOFR + 1.939%, 03/17/33 (a)	4,700,000	4,393,441
4.542%, SOFR + 1.338%, 09/19/30 (a)	1,120,000	1,114,923
4.643%, SOFR + 1.143%, 05/07/28 (a)	3,893,000	3,903,319
See accompanying notes to financial statements.
BHFTII-16

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc.
4.786%, SOFR + 0.870%, 03/04/29 (a)	2,698,000	$2,717,377
4.952%, SOFR + 1.463%, 05/07/31 (a)	2,137,000	2,161,356
5.174%, SOFR + 1.364%, 02/13/30 (a)	2,834,000	2,891,342
FNB Corp.
5.722%, SOFR + 1.930%, 12/11/30 (a)	91,000	91,515
Goldman Sachs Group, Inc.
1.542%, SOFR + 0.818%, 09/10/27 (a)	2,002,000	1,932,946
1.948%, SOFR + 0.913%, 10/21/27 (a)	375,000	363,098
1.992%, SOFR + 1.090%, 01/27/32 (a)	599,000	518,827
2.615%, SOFR + 1.281%, 04/22/32 (a)	703,000	624,864
2.640%, SOFR + 1.114%, 02/24/28 (a)	136,000	132,083
2.650%, SOFR + 1.264%, 10/21/32 (a)	3,987,000	3,523,114
3.691%, 3M TSFR + 1.772%, 06/05/28 (a)	996,000	981,843
4.223%, 3M TSFR + 1.563%, 05/01/29 (a)	393,000	390,760
4.482%, SOFR + 1.725%, 08/23/28 (a)	3,310,000	3,314,397
4.692%, SOFR + 1.135%, 10/23/30 (a)	775,000	777,328
4.937%, SOFR + 1.319%, 04/23/28 (a)	5,890,000	5,935,906
5.049%, SOFR + 1.210%, 07/23/30 (a)	487,000	495,086
5.207%, SOFR + 1.078%, 01/28/31 (a)	2,116,000	2,165,531
5.218%, SOFR + 1.580%, 04/23/31 (a)	3,790,000	3,885,400
5.330%, SOFR + 1.550%, 07/23/35 (a)	1,999,000	2,016,380
5.727%, SOFR + 1.265%, 04/25/30 (a)	522,000	543,378
6.484%, SOFR + 1.770%, 10/24/29 (a)	707,000	749,962
JPMorgan Chase & Co.
2.069%, SOFR + 1.015%, 06/01/29 (a)	2,545,000	2,387,019
2.963%, SOFR + 1.260%, 01/25/33 (a)	1,211,000	1,088,484
3.109%, SOFR + 2.440%, 04/22/51 (a) (e)	1,842,000	1,239,467
3.540%, 3M TSFR + 1.642%, 05/01/28 (a)	37,000	36,452
4.505%, SOFR + 0.860%, 10/22/28 (a)	6,099,000	6,117,240
4.915%, SOFR + 0.800%, 01/24/29 (a)	2,217,000	2,246,771
4.979%, SOFR + 0.930%, 07/22/28 (a)	4,143,000	4,196,126
4.995%, SOFR + 1.125%, 07/22/30 (a)	8,597,000	8,754,001
5.012%, SOFR + 1.310%, 01/23/30 (a)	243,000	247,485
5.103%, SOFR + 1.435%, 04/22/31 (a)	3,485,000	3,571,443
5.140%, SOFR + 1.010%, 01/24/31 (a)	6,559,000	6,726,117
5.502%, SOFR + 1.315%, 01/24/36 (a)	1,199,000	1,234,968
5.571%, SOFR + 0.930%, 04/22/28 (a)	1,954,000	1,994,096
5.572%, SOFR + 1.680%, 04/22/36 (a)	1,619,000	1,677,840
5.581%, SOFR + 1.160%, 04/22/30 (a)	727,000	754,885
5.766%, SOFR + 1.490%, 04/22/35 (a)	3,200,000	3,361,884
6.070%, SOFR + 1.330%, 10/22/27 (a)	1,676,000	1,712,397
KeyBank NA
5.000%, 01/26/33	1,910,000	1,884,774
Morgan Stanley
1.593%, SOFR + 0.879%, 05/04/27 (a)	1,773,000	1,730,184
2.239%, SOFR + 1.178%, 07/21/32 (a)	3,018,000	2,613,430
2.475%, SOFR + 1.000%, 01/21/28 (a)	2,424,000	2,352,857
2.511%, SOFR + 1.200%, 10/20/32 (a)	280,000	245,199
2.699%, SOFR + 1.143%, 01/22/31 (a)	420,000	387,289
2.943%, SOFR + 1.290%, 01/21/33 (a)	2,562,000	2,286,570
3.772%, 3M TSFR + 1.402%, 01/24/29 (a)	3,364,000	3,315,972
4.994%, SOFR + 1.380%, 04/12/29 (a)	4,547,000	4,613,147
5.042%, SOFR + 1.215%, 07/19/30 (a)	5,959,000	6,060,240
5.173%, SOFR + 1.450%, 01/16/30 (a)	3,604,000	3,679,500
5.230%, SOFR + 1.108%, 01/15/31 (a)	1,495,000	1,530,421
Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley
5.250%, SOFR + 1.870%, 04/21/34 (a)	2,454,000	$2,496,327
5.587%, SOFR + 1.418%, 01/18/36 (a)	1,463,000	1,501,791
5.656%, SOFR + 1.260%, 04/18/30 (a)	1,065,000	1,106,227
6.407%, SOFR + 1.830%, 11/01/29 (a)	731,000	774,291
Wells Fargo & Co.
3.350%, SOFR + 1.500%, 03/02/33 (a)	2,394,000	2,186,320
4.611%, SOFR + 2.130%, 04/25/53 (a) (e)	6,000	5,113
4.897%, SOFR + 2.100%, 07/25/33 (a)	897,000	897,174
4.900%, SOFR + 0.780%, 01/24/28 (a)	364,000	366,636
5.198%, SOFR + 1.500%, 01/23/30 (a)	2,585,000	2,647,821
5.244%, SOFR + 1.110%, 01/24/31 (a)	991,000	1,016,605
5.389%, SOFR + 2.020%, 04/24/34 (a)	1,484,000	1,518,499
5.605%, SOFR + 1.740%, 04/23/36 (a)	201,000	207,476
5.707%, SOFR + 1.070%, 04/22/28 (a)	2,219,000	2,267,187
		165,238,339
Biotechnology — 0.1%
Amgen, Inc.
3.000%, 01/15/52	1,116,000	716,526
4.400%, 02/22/62	726,000	566,694
5.750%, 03/02/63	570,000	554,148
		1,837,368
Building Materials — 0.0%
Cemex SAB de CV
7.200%, 5Y H15 + 3.520%, 06/10/30 (144A) (a)	949,000	958,727
Chemicals — 0.1%
OCP SA
6.750%, 05/02/34	932,000	965,396
6.750%, 05/02/34 (144A)	200,000	207,158
Olympus Water U.S. Holding Corp.
9.750%, 11/15/28 (144A)	203,000	213,765
Orbia Advance Corp. SAB de CV
6.800%, 05/13/30 (144A)	1,173,000	1,198,806
Sasol Financing USA LLC
8.750%, 05/03/29	960,000	950,590
		3,535,715
Commercial Services — 0.1%
Block, Inc.
3.500%, 06/01/31	464,000	425,613
DP World Ltd.
6.850%, 07/02/37	1,080,000	1,176,137
Kaspi.KZ JSC
6.250%, 03/26/30	1,185,000	1,191,382
OT Midco, Inc.
10.000%, 02/15/30 (144A)	346,000	267,026
		3,060,158
Computers — 0.4%
Gartner, Inc.
3.625%, 06/15/29 (144A)	1,505,000	1,430,907
3.750%, 10/01/30 (144A)	2,505,000	2,344,075
See accompanying notes to financial statements.
BHFTII-17

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Computers—(Continued)
Gartner, Inc.
4.500%, 07/01/28 (144A)	6,313,000	$6,247,189
		10,022,171
Diversified Financial Services — 0.8%
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust
6.088%, 12/15/44 (144A)	2,750,000	2,751,497
OneMain Finance Corp.
7.125%, 11/15/31 (e)	10,000	10,405
SURA Asset Management SA
6.350%, 05/13/32 (144A)	562,000	590,718
Synchrony Financial
2.875%, 10/28/31 (e)	3,567,000	3,094,872
3.950%, 12/01/27	262,000	257,631
5.150%, 03/19/29	3,225,000	3,238,020
5.450%, SOFR + 1.680%, 03/06/31 (a)	5,211,000	5,256,433
5.935%, SOFR + 2.130%, 08/02/30 (a)	2,633,000	2,705,352
7.250%, 02/02/33	2,653,000	2,775,952
United Wholesale Mortgage LLC
5.500%, 04/15/29 (144A)	5,000	4,853
UWM Holdings LLC
6.625%, 02/01/30 (144A)	196,000	196,203
		20,881,936
Electric — 3.1%
AEP Texas, Inc.
3.450%, 05/15/51	1,059,000	710,568
4.150%, 05/01/49	172,000	130,250
5.400%, 06/01/33	181,000	183,609
5.700%, 05/15/34	120,000	122,598
AEP Transmission Co. LLC
3.150%, 09/15/49	1,093,000	728,992
3.750%, 12/01/47	176,000	133,248
4.250%, 09/15/48	169,000	135,362
5.375%, 06/15/35	190,000	194,134
AES Andes SA
6.300%, 03/15/29	470,000	482,976
AES Panama Generation Holdings SRL
4.375%, 05/31/30	188,168	172,188
Alabama Power Co.
3.750%, 03/01/45	311,000	242,418
6.000%, 03/01/39	167,000	179,162
Baltimore Gas & Electric Co.
2.900%, 06/15/50	48,000	30,013
3.200%, 09/15/49	192,000	130,184
Consumers Energy Co.
5.050%, 05/15/35	554,000	557,836
Dominion Energy South Carolina, Inc.
5.300%, 01/15/35	122,000	124,724
Dominion Energy, Inc.
7.000%, 5Y H15 + 2.511%, 06/01/54 (a)	1,169,000	1,254,258
Duke Energy Carolinas LLC
3.200%, 08/15/49	1,643,000	1,110,104
3.700%, 12/01/47	1,066,000	801,936
3.950%, 03/15/48	344,000	268,435
Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Corp.
3.500%, 06/15/51	1,046,000	$718,352
3.950%, 08/15/47	681,000	511,734
5.000%, 08/15/52 (e)	398,000	348,928
5.800%, 06/15/54 (e)	2,381,000	2,324,799
Duke Energy Florida LLC
3.000%, 12/15/51	364,000	229,885
Duke Energy Ohio, Inc.
2.125%, 06/01/30	1,153,000	1,038,157
5.250%, 04/01/33	328,000	337,803
5.550%, 03/15/54	340,000	332,156
Duke Energy Progress LLC
2.500%, 08/15/50	1,809,000	1,046,675
4.000%, 04/01/52	478,000	366,758
5.050%, 03/15/35	875,000	878,707
5.350%, 03/15/53	391,000	371,802
5.550%, 03/15/55	469,000	458,417
FirstEnergy Corp.
2.650%, 03/01/30	1,157,000	1,062,334
3.400%, 03/01/50	4,372,000	2,963,035
3.900%, 07/15/27	3,919,000	3,875,061
4.850%, 07/15/47	1,914,000	1,626,372
FirstEnergy Transmission LLC
4.550%, 04/01/49 (144A)	1,440,000	1,220,550
5.000%, 01/15/35	2,766,000	2,736,231
5.450%, 07/15/44 (144A)	965,000	919,618
Florida Power & Light Co.
3.150%, 10/01/49	509,000	343,924
3.990%, 03/01/49	1,746,000	1,374,519
5.800%, 03/15/65	128,000	129,784
Georgia Power Co.
3.250%, 03/15/51	747,000	512,104
4.700%, 05/15/32	960,000	959,814
4.850%, 03/15/31	421,000	430,134
4.950%, 05/17/33	1,346,000	1,356,426
5.125%, 05/15/52 (e)	274,000	256,061
MidAmerican Energy Co.
3.650%, 08/01/48	369,000	276,021
Minejesa Capital BV
5.625%, 08/10/37	1,012,000	974,247
MVM Energetika Zrt
6.500%, 03/13/31	1,149,000	1,188,115
NRG Energy, Inc.
4.450%, 06/15/29 (144A)	1,749,000	1,720,711
7.000%, 03/15/33 (144A)	4,144,000	4,548,848
Ohio Edison Co.
4.950%, 12/15/29 (144A)	89,000	90,219
Ohio Power Co.
2.600%, 04/01/30 (e)	946,000	870,774
2.900%, 10/01/51	189,000	115,404
4.000%, 06/01/49	635,000	481,257
4.150%, 04/01/48	164,000	126,724
Pacific Gas & Electric Co.
3.300%, 08/01/40	886,000	633,841
3.500%, 08/01/50	254,000	162,861
3.750%, 08/15/42	166,000	118,338
See accompanying notes to financial statements.
BHFTII-18

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Pacific Gas & Electric Co.
4.000%, 12/01/46	749,000	$536,249
4.500%, 07/01/40	913,894	761,510
4.750%, 02/15/44	750,000	608,522
4.950%, 07/01/50	2,404,000	1,937,643
5.250%, 03/01/52	4,457,000	3,708,311
5.900%, 10/01/54	414,000	375,351
6.150%, 01/15/33	794,000	817,784
6.400%, 06/15/33	705,000	736,945
6.750%, 01/15/53	855,000	860,254
PECO Energy Co.
2.850%, 09/15/51	303,000	190,811
4.600%, 05/15/52	643,000	549,943
5.250%, 09/15/54	233,000	220,794
PG&E Corp.
5.250%, 07/01/30	3,326,000	3,168,489
7.375%, 5Y H15 + 3.883%, 03/15/55 (a)	2,564,000	2,428,160
Pinnacle West Capital Corp.
5.150%, 05/15/30	2,572,000	2,632,901
Southern Co.
4.250%, 07/01/36	109,000	99,668
4.850%, 03/15/35 (e)	1,219,000	1,191,649
5.200%, 06/15/33	322,000	327,618
5.700%, 10/15/32	715,000	751,034
Vistra Operations Co. LLC
5.050%, 12/30/26 (144A)	436,000	438,132
5.700%, 12/30/34 (144A) (e)	3,087,000	3,143,489
6.000%, 04/15/34 (144A) (e)	3,336,000	3,464,303
6.950%, 10/15/33 (144A)	3,038,000	3,335,982
		80,016,037
Energy-Alternate Sources — 0.1%
Continuum Energy Pte. Ltd.
12.850%, 7.850% PIK, 09/11/27 (f) (g) (h)	1,448,010	1,448,010
Greenko Wind Projects Mauritius Ltd.
7.250%, 09/27/28	944,000	952,059
SCC Power PLC
4.000%, 4.000% PIK, 05/17/32 (144A) (h)	174,358	41,846
8.000%, 4.000% PIK, 12/31/28 (144A) (h)	437,329	283,171
		2,725,086
Engineering & Construction — 0.1%
IHS Holding Ltd.
8.250%, 11/29/31	954,000	961,708
TAV Havalimanlari Holding AS
8.500%, 12/07/28	921,000	961,098
Weekley Homes LLC/Weekley Finance Corp.
4.875%, 09/15/28 (144A)	177,000	171,439
		2,094,245
Entertainment — 0.5%
Affinity Interactive
6.875%, 12/15/27 (144A)	107,000	65,671
HR Ottawa LP
11.000%, 03/31/31 (144A)	3,772,000	3,706,976
Security Description	Principal Amount*	Value

Entertainment—(Continued)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, 05/01/29 (144A)	232,000	$223,478
Warnermedia Holdings, Inc.
3.755%, 03/15/27	8,006,000	7,812,575
5.141%, 03/15/52	47,000	29,023
		11,837,723
Environmental Control — 0.0%
Clean Harbors, Inc.
4.875%, 07/15/27 (144A)	72,000	71,647
Reworld Holding Corp.
4.875%, 12/01/29 (144A)	101,000	96,086
		167,733
Food — 0.0%
Pilgrim's Pride Corp.
6.250%, 07/01/33	436,000	460,974
Forest Products & Paper — 0.0%
Suzano Austria GmbH
3.125%, 01/15/32	994,000	875,981
Gas — 0.1%
New Generation Gas Gathering LLC
9.360%, SOFR + 5.750%, 09/30/29 † (a) (f) (g)	1,303,351	1,293,576
Healthcare-Products — 0.1%
Solventum Corp.
5.400%, 03/01/29	423,000	435,591
5.600%, 03/23/34	758,000	780,092
		1,215,683
Healthcare-Services — 0.4%
Elevance Health, Inc.
3.600%, 03/15/51	1,243,000	874,796
5.700%, 02/15/55 (e)	187,000	181,213
HCA, Inc.
2.375%, 07/15/31	290,000	252,409
3.500%, 07/15/51	137,000	90,752
4.375%, 03/15/42	139,000	115,813
5.250%, 06/15/49	252,000	223,867
5.450%, 04/01/31	2,485,000	2,562,379
5.450%, 09/15/34	824,000	831,131
5.500%, 06/01/33	989,000	1,012,549
5.750%, 03/01/35	1,286,000	1,322,488
5.875%, 02/01/29	37,000	38,401
6.100%, 04/01/64	1,427,000	1,391,617
6.200%, 03/01/55	866,000	872,168
Select Medical Corp.
6.250%, 12/01/32 (144A) (e)	377,000	379,251
		10,148,834
Home Builders — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	77,000	73,535
See accompanying notes to financial statements.
BHFTII-19

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Home Builders—(Continued)
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, 04/01/30 (144A)	190,000	$180,679
6.625%, 01/15/28 (144A)	727,000	730,002
Beazer Homes USA, Inc.
7.250%, 10/15/29	772,000	779,294
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
5.000%, 06/15/29 (144A)	135,000	122,861
DR Horton, Inc.
5.000%, 10/15/34 (e)	666,000	658,437
5.500%, 10/15/35	1,075,000	1,094,624
Forestar Group, Inc.
5.000%, 03/01/28 (144A)	287,000	282,541
Homes by WestBay, LLC
11.000%, 02/06/30 † (f) (g)	3,134,000	3,138,074
LGI Homes, Inc.
7.000%, 11/15/32 (144A) (e)	253,000	240,793
8.750%, 12/15/28 (144A)	232,000	241,173
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	337,000	323,905
5.250%, 12/15/27 (144A)	245,000	243,821
STL Holding Co. LLC
8.750%, 02/15/29 (144A)	178,000	185,961
		8,295,700
Insurance — 0.0%
Ambac Assurance Corp.
5.100% (144A) (i)	162,922	219,945
American International Group, Inc.
4.375%, 06/30/50	214,000	179,106
		399,051
Internet — 0.2%
Expedia Group, Inc.
3.250%, 02/15/30	296,000	279,227
5.400%, 02/15/35	127,000	127,875
Meta Platforms, Inc.
4.650%, 08/15/62	2,410,000	2,031,507
5.550%, 08/15/64	1,528,000	1,493,218
Prosus NV
4.193%, 01/19/32	1,271,000	1,190,482
		5,122,309
Investment Companies — 0.1%
Flourishing Trade & Investment Ltd.
11.035%, 04/02/28 (f) (g) (h)	2,195,000	2,238,900
Prime Investment Partners Ltd.
11.000%, 05/01/30 (f) (g)	692,000	690,654
		2,929,554
Iron/Steel — 0.1%
Mineral Resources Ltd.
8.500%, 05/01/30 (144A)	56,000	55,723
9.250%, 10/01/28 (144A) (e)	125,000	127,926
Samarco Mineracao SA
9.500%, 5.500% PIK, 06/30/31 (h)	976,685	960,136
Security Description	Principal Amount*	Value

Iron/Steel—(Continued)
Vale Overseas Ltd.
6.400%, 06/28/54	1,211,000	$1,190,133
		2,333,918
Lodging — 0.1%
Full House Resorts, Inc.
8.250%, 02/15/28 (144A) (e)	97,000	94,252
MGM Resorts International
6.500%, 04/15/32 (e)	12,000	12,196
Sonder Holdings, Inc.
7.000%, 12/10/27 † (f) (g) (h)	1,775,608	1,522,584
		1,629,032
Media — 0.9%
AMC Networks, Inc.
4.250%, 02/15/29 (e)	405,000	324,450
10.250%, 01/15/29 (144A)	261,000	270,583
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 01/15/34 (144A) (e)	888,000	790,486
4.500%, 05/01/32	1,111,000	1,034,611
4.750%, 02/01/32 (144A) (e)	29,000	27,507
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 03/01/42	642,000	457,777
3.700%, 04/01/51	444,000	295,753
3.850%, 04/01/61	1,582,000	1,013,545
3.900%, 06/01/52	4,345,000	2,982,016
3.950%, 06/30/62	1,226,000	789,932
4.400%, 12/01/61	3,423,000	2,400,159
4.800%, 03/01/50	1,622,000	1,297,711
5.250%, 04/01/53	183,000	155,475
5.750%, 04/01/48	664,000	603,810
6.384%, 10/23/35	815,000	856,001
6.550%, 06/01/34	719,000	767,143
6.650%, 02/01/34	185,000	198,106
6.834%, 10/23/55	131,000	134,061
Comcast Corp.
2.650%, 08/15/62	443,000	231,565
2.987%, 11/01/63	1,599,000	899,101
CSC Holdings LLC
5.500%, 04/15/27 (144A)	400,000	381,899
11.250%, 05/15/28 (144A)	200,000	199,247
11.750%, 01/31/29 (144A)	247,000	234,935
Discovery Communications LLC
3.950%, 03/20/28	1,631,000	1,558,649
Paramount Global
2.900%, 01/15/27	2,661,000	2,590,109
3.375%, 02/15/28	417,000	403,460
3.700%, 10/04/26	570,000	557,043
4.375%, 03/15/43	347,000	255,452
4.600%, 01/15/45	397,000	293,670
4.900%, 08/15/44	152,000	117,242
5.250%, 04/01/44	579,000	460,885
6.375%, 5Y H15 + 3.999%, 03/30/62 (a) (e)	241,000	236,791
		22,819,174
See accompanying notes to financial statements.
BHFTII-20

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Mining — 0.2%
Corp. Nacional del Cobre de Chile
6.440%, 01/26/36	1,131,000	$1,183,065
Glencore Funding LLC
2.625%, 09/23/31 (144A)	473,000	415,222
5.186%, 04/01/30 (144A)	262,000	267,120
5.371%, 04/04/29 (144A)	354,000	362,969
5.700%, 05/08/33 (144A)	113,000	116,829
6.375%, 10/06/30 (144A)	1,383,000	1,484,307
Stillwater Mining Co.
4.500%, 11/16/29	1,087,000	969,972
Vedanta Resources Finance II PLC
10.875%, 09/17/29	927,000	960,008
Volcan Cia Minera SAA
8.750%, 01/24/30 (144A)	30,000	29,802
		5,789,294
Oil & Gas — 4.7%
Antero Resources Corp.
5.375%, 03/01/30 (144A) (e)	6,454,000	6,495,293
7.625%, 02/01/29 (144A)	545,000	559,514
APA Corp.
5.250%, 02/01/42 (144A)	137,000	109,588
California Resources Corp.
8.250%, 06/15/29 (144A)	179,000	183,739
Civitas Resources, Inc.
5.000%, 10/15/26 (144A)	294,000	290,317
8.375%, 07/01/28 (144A)	268,000	274,408
8.625%, 11/01/30 (144A)	56,000	56,853
CNX Resources Corp.
7.250%, 03/01/32 (144A)	978,000	1,012,633
Crescent Energy Finance LLC
7.375%, 01/15/33 (144A)	56,000	53,525
Diamondback Energy, Inc.
3.125%, 03/24/31 (e)	5,682,000	5,204,400
3.250%, 12/01/26	8,219,000	8,097,325
3.500%, 12/01/29 (e)	10,250,000	9,805,333
4.250%, 03/15/52 (e)	303,000	228,000
4.400%, 03/24/51 (e)	708,000	546,306
Ecopetrol SA
7.750%, 02/01/32	953,000	936,563
EQT Corp.
3.125%, 05/15/26 (144A)	2,443,000	2,405,382
3.625%, 05/15/31 (144A)	5,606,000	5,196,147
3.900%, 10/01/27	2,789,000	2,752,030
4.500%, 01/15/29 (144A)	5,647,000	5,578,357
4.750%, 01/15/31 (144A) (e)	9,506,000	9,356,508
5.000%, 01/15/29	1,887,000	1,902,990
5.500%, 07/15/28 (144A)	196,000	199,032
5.700%, 04/01/28	2,928,000	3,011,796
5.750%, 02/01/34 (e)	4,046,000	4,183,432
6.375%, 04/01/29 (144A)	2,517,000	2,596,272
6.500%, 07/01/27 (144A)	1,423,000	1,455,064
7.000%, 02/01/30 (e)	3,384,000	3,668,389
7.500%, 06/01/27 (144A)	1,400,000	1,425,472
7.500%, 06/01/30 (144A)	6,772,000	7,442,515
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Expand Energy Corp.
4.750%, 02/01/32	3,454,000	$3,358,621
5.375%, 02/01/29	2,423,000	2,425,255
5.375%, 03/15/30	2,001,000	2,006,611
5.700%, 01/15/35	6,132,000	6,219,436
5.875%, 02/01/29 (144A)	531,000	533,135
6.750%, 04/15/29 (144A)	2,016,000	2,040,134
Hess Corp.
6.000%, 01/15/40	287,000	302,051
7.300%, 08/15/31	498,000	564,809
NAK Naftogaz Ukraine via Kondor Finance PLC
7.125%, 07/19/26 (EUR) (h)	468,881	477,065
7.625%, 11/08/28 (144A) (h)	442,505	347,367
ORLEN SA
6.000%, 01/30/35	1,156,000	1,185,364
Permian Resources Operating LLC
5.375%, 01/15/26 (144A)	23,000	22,961
8.000%, 04/15/27 (144A)	358,000	366,019
Petroleos Mexicanos
7.500%, 03/31/26	2,965,000	2,916,819
8.750%, 06/02/29	69,800	72,315
10.000%, 02/07/33 (e)	32,000	34,260
Pioneer MidCo. LLC
11.625%, 11/18/30 † (f) (g) (h)	1,370,221	1,389,130
Pioneer Natural Resources Co.
2.150%, 01/15/31	584,000	518,721
Raizen Fuels Finance SA
6.250%, 07/08/32 (144A)	796,000	790,030
6.450%, 03/05/34	406,000	406,399
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.875%, 11/01/28 (144A)	200,000	209,414
SM Energy Co.
6.750%, 08/01/29 (144A)	30,000	29,890
Transocean Titan Financing Ltd.
8.375%, 02/01/28 (144A)	99,524	101,093
Transocean, Inc.
8.250%, 05/15/29 (144A)	239,000	220,966
Trident Energy Finance PLC
12.500%, 11/30/29	212,000	211,779
Vantage Drilling International Ltd.
9.500%, 02/15/28 (144A)	25,000	24,875
Viper Energy, Inc.
5.375%, 11/01/27 (144A) (e)	2,960,000	2,963,220
7.375%, 11/01/31 (144A)	5,831,000	6,187,188
Vista Energy Argentina SAU
7.625%, 12/10/35 (144A)	194,000	188,083
8.500%, 06/10/33 (144A)	949,000	959,088
Wildfire Intermediate Holdings LLC
7.500%, 10/15/29 (144A)	151,000	149,999
YPF SA
9.500%, 01/17/31 (144A)	146,000	153,816
		122,403,096
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125%, 08/15/26 (144A) †	982,000	921,971
See accompanying notes to financial statements.
BHFTII-21

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Clydesdale Acquisition Holdings, Inc.
8.750%, 04/15/30 (144A)	192,000	$196,382
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27 (144A)	187,000	190,065
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500%, 05/15/30 (144A)	502,000	513,153
		1,821,571
Pharmaceuticals — 0.1%
Becton Dickinson & Co.
5.081%, 06/07/29	838,000	856,236
CVS Health Corp.
4.125%, 04/01/40	265,000	221,242
5.125%, 07/20/45	488,000	432,180
5.300%, 12/05/43	577,000	523,941
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 05/19/33 (e)	183,000	182,450
Pfizer, Inc.
2.700%, 05/28/50 (e)	993,000	616,523
4.000%, 12/15/36 (e)	137,000	125,504
		2,958,076
Pipelines — 2.2%
Cameron LNG LLC
3.302%, 01/15/35 (144A)	1,829,000	1,568,012
3.402%, 01/15/38 (144A)	1,253,000	1,067,595
Cheniere Corpus Christi Holdings LLC
2.742%, 12/31/39	2,966,000	2,413,983
5.125%, 06/30/27	3,045,000	3,073,544
Cheniere Energy Partners LP
3.250%, 01/31/32	2,599,000	2,329,838
4.000%, 03/01/31	2,955,000	2,811,924
5.550%, 10/30/35 (144A)	680,000	685,346
5.750%, 08/15/34 (e)	2,365,000	2,428,785
5.950%, 06/30/33	1,381,000	1,441,537
Cheniere Energy, Inc.
5.650%, 04/15/34 (e)	6,151,000	6,299,729
Energy Transfer LP
4.950%, 06/15/28	124,000	125,842
5.950%, 05/15/54	2,225,000	2,116,637
7.375%, 02/01/31 (144A)	4,437,000	4,649,271
EQM Midstream Partners LP
6.500%, 07/01/27 (144A)	1,390,000	1,421,320
Greensaif Pipelines Bidco SARL
5.853%, 02/23/36	1,171,000	1,182,723
Kinder Morgan, Inc.
5.850%, 06/01/35	296,000	306,829
NGPL PipeCo LLC
3.250%, 07/15/31 (144A)	3,594,000	3,201,724
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (e)	4,763,000	4,755,032
5.000%, 03/15/27	3,656,000	3,677,947
5.875%, 06/30/26	650,000	653,537
5.900%, 09/15/37	1,985,000	2,064,679
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Targa Resources Corp.
4.200%, 02/01/33	1,234,000	$1,156,258
4.950%, 04/15/52	1,130,000	942,671
6.150%, 03/01/29	1,427,000	1,500,710
6.500%, 02/15/53	232,000	238,166
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, 01/15/32	102,000	95,063
4.875%, 02/01/31	2,730,000	2,708,101
5.500%, 03/01/30	2,294,000	2,328,130
Venture Global LNG, Inc.
7.000%, 01/15/30 (144A)	56,000	56,611
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (a)	254,000	246,938
		57,548,482
Real Estate — 0.3%
Five Point Operating Co. LP/Five Point Capital Corp.
10.500%, 01/15/28 (144A) (j)	394,604	401,455
Howard Hughes Corp.
5.375%, 08/01/28 (144A)	416,000	412,895
Lessen Holdings, Inc.
12.170%, SOFR + 8.500%, 01/05/28 † (a) (f) (g)	1,888,083	1,739,491
Resort Communities Loanco LP
12.500%, 2.000% PIK, 11/21/28 (f) (g) (h)	4,335,291	4,362,603
		6,916,444
Real Estate Investment Trusts — 1.6%
American Tower Corp.
2.700%, 04/15/31	529,000	474,381
2.900%, 01/15/30	1,167,000	1,087,436
3.950%, 03/15/29	599,000	586,387
5.000%, 01/31/30 (e)	806,000	821,620
5.450%, 02/15/34	2,773,000	2,855,133
Crown Castle, Inc.
2.100%, 04/01/31	264,000	226,503
2.250%, 01/15/31	246,000	214,011
2.500%, 07/15/31	125,000	109,072
4.300%, 02/15/29	881,000	869,518
5.600%, 06/01/29	120,000	123,856
Equinix, Inc.
2.500%, 05/15/31	3,607,000	3,195,735
2.950%, 09/15/51	468,000	288,488
3.400%, 02/15/52	420,000	280,966
3.900%, 04/15/32	2,006,000	1,899,928
Extra Space Storage LP
3.900%, 04/01/29	227,000	222,280
4.000%, 06/15/29	18,000	17,652
5.500%, 07/01/30	3,116,000	3,232,108
GLP Capital LP/GLP Financing II, Inc.
3.250%, 01/15/32	1,980,000	1,742,627
4.000%, 01/15/30	929,000	892,761
4.000%, 01/15/31	3,155,000	2,973,754
5.300%, 01/15/29	3,122,000	3,156,617
5.750%, 06/01/28	984,000	1,008,301
6.250%, 09/15/54 (e)	2,137,000	2,086,035
See accompanying notes to financial statements.
BHFTII-22

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, 05/15/29 (144A)	340,000	$329,428
Service Properties Trust
5.500%, 12/15/27	71,000	70,347
8.375%, 06/15/29	828,000	861,192
8.875%, 06/15/32 (e)	899,000	924,404
Store Capital LLC
5.400%, 04/30/30 (144A)	2,770,000	2,806,507
Trust Fibra Uno
7.700%, 01/23/32	1,128,000	1,175,506
VICI Properties LP
4.750%, 02/15/28	1,517,000	1,525,320
4.750%, 04/01/28	780,000	786,380
4.950%, 02/15/30	4,039,000	4,062,629
VICI Properties LP/VICI Note Co., Inc.
3.750%, 02/15/27 (144A)	786,000	773,953
4.625%, 12/01/29 (144A)	645,000	633,672
XHR LP
4.875%, 06/01/29 (144A)	52,000	50,396
		42,364,903
Semiconductors — 0.6%
Broadcom, Inc.
2.450%, 02/15/31 (144A)	143,000	127,870
3.137%, 11/15/35 (144A)	1,240,000	1,045,865
3.187%, 11/15/36 (144A)	2,998,000	2,485,313
3.419%, 04/15/33 (144A)	1,082,000	981,297
3.469%, 04/15/34 (144A)	141,000	125,954
4.550%, 02/15/32	125,000	123,843
4.800%, 10/15/34	1,654,000	1,634,018
4.926%, 05/15/37 (144A)	337,000	327,067
5.150%, 11/15/31	3,008,000	3,094,561
5.200%, 04/15/32	1,517,000	1,559,962
Foundry JV Holdco LLC
5.500%, 01/25/31 (144A)	562,000	576,441
5.900%, 01/25/33 (144A)	1,614,000	1,673,203
6.100%, 01/25/36 (144A)	204,000	211,061
6.150%, 01/25/32 (144A)	311,000	327,247
6.200%, 01/25/37 (144A)	823,000	856,649
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.650%, 02/15/32 (e)	285,000	248,027
		15,398,378
Software — 0.8%
AppLovin Corp.
5.125%, 12/01/29	3,180,000	3,221,391
5.375%, 12/01/31	4,482,000	4,560,767
5.950%, 12/01/54	2,623,000	2,561,704
Cloud Software Group, Inc.
9.000%, 09/30/29 (144A)	128,000	132,675
Oracle Corp.
4.000%, 07/15/46	421,000	324,696
5.375%, 09/27/54	235,000	214,822
5.500%, 09/27/64	1,530,000	1,393,463
6.000%, 08/03/55	2,269,000	2,265,177
Security Description	Principal Amount*	Value

Software—(Continued)
Oracle Corp.
6.125%, 08/03/65	5,080,000	$5,085,120
6.900%, 11/09/52	170,000	189,098
		19,948,913
Telecommunications — 1.0%
AT&T, Inc.
3.500%, 09/15/53	2,133,000	1,443,737
3.650%, 09/15/59	1,589,000	1,066,067
3.800%, 12/01/57	4,961,000	3,471,218
3.850%, 06/01/60	1,211,000	846,753
6.050%, 08/15/56	521,000	531,689
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A)	200,000	201,026
Digicel Group Holdings Ltd.
Zero Coupon, 12/31/30 (144A) (g)	145,972	8,758
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S.
12.000%, 3.000% PIK, 05/25/27 (h)	124,254	125,341
Frontier Communications Holdings LLC
5.000%, 05/01/28 (144A)	1,841,000	1,840,225
5.875%, 11/01/29	1,267,400	1,280,049
8.625%, 03/15/31 (144A)	621,000	659,817
Level 3 Financing, Inc.
10.000%, 10/15/32 (144A)	139,960	141,359
Liberty Costa Rica Senior Secured Finance
10.875%, 01/15/31	200,000	212,700
Telecom Argentina SA
9.250%, 05/28/33 (144A)	938,115	954,645
T-Mobile USA, Inc.
2.400%, 03/15/29	645,000	600,575
2.550%, 02/15/31	1,718,000	1,538,000
2.625%, 02/15/29	446,000	418,417
3.375%, 04/15/29	311,000	299,228
3.600%, 11/15/60	558,000	372,071
3.875%, 04/15/30	3,380,000	3,282,716
5.125%, 05/15/32	197,000	200,899
5.800%, 09/15/62	2,356,000	2,307,818
Turk Telekomunikasyon AS
7.375%, 05/20/29	940,000	958,452
Verizon Communications, Inc.
1.500%, 09/18/30	492,000	424,952
4.400%, 11/01/34 (e)	1,365,000	1,295,485
5.401%, 07/02/37 (144A)	1,351,000	1,359,146
7.750%, 12/01/30	484,000	557,111
WOM Mobile SA
11.000%, 6.500% PIK, 04/01/31 (144A) (h)	154,612	152,617
Zayo Group Holdings, Inc.
4.000%, 03/01/27 (144A) †	71,000	66,582
		26,617,453
Transportation — 0.0%
Union Pacific Railroad Co. Pass-Through Trust
3.227%, 05/14/26	517,795	511,607
See accompanying notes to financial statements.
BHFTII-23

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Water — 0.0%
Thames Water Utilities Finance PLC
4.000%, 06/19/27 (GBP)	400,000	$382,581
Thames Water Utilities Ltd.
Zero Coupon, 03/22/27 (144A) (GBP)	3,000	3,434
		386,015
Total Corporate Bonds & Notes (Cost $682,936,177)		689,026,288

U.S. Treasury & Government Agencies—22.1%
U.S. Treasury — 22.1%
U.S. Treasury Bonds
1.125%, 05/15/40	9,628,000	5,985,908
1.125%, 08/15/40	9,628,000	5,923,100
1.375%, 11/15/40	9,628,000	6,133,713
1.375%, 08/15/50	2,681,000	1,321,859
1.625%, 11/15/50	3,942,300	2,076,945
1.875%, 02/15/41	1,431,600	984,672
1.875%, 11/15/51	6,549,100	3,643,448
2.000%, 08/15/51	2,681,000	1,545,659
2.250%, 08/15/49	7,927,000	4,972,644
2.375%, 05/15/51	5,888,700	3,734,034
2.500%, 02/15/45 (k) (l)	17,887,000	12,592,169
2.750%, 11/15/47 (l)	17,887,000	12,719,334
2.875%, 05/15/49	2,681,000	1,924,560
3.000%, 05/15/47	6,579,700	4,927,321
3.000%, 02/15/48	12,026,300	8,935,635
3.000%, 02/15/49	12,024,800	8,859,835
3.000%, 08/15/52 (k)	14,868,800	10,732,834
3.125%, 02/15/43	3,443,000	2,768,791
3.125%, 08/15/44	6,418,100	5,060,521
3.125%, 05/15/48	2,681,000	2,034,104
3.625%, 08/15/43	9,487,000	8,161,785
3.625%, 02/15/53	6,526,000	5,327,357
3.625%, 05/15/53	7,906,500	6,448,739
3.750%, 08/15/41	791,000	708,656
3.750%, 11/15/43	9,487,000	8,289,266
3.875%, 02/15/43	3,561,500	3,188,099
4.125%, 08/15/44	3,582,800	3,282,321
4.125%, 08/15/53	1,956,200	1,747,360
4.250%, 05/15/39	898,000	874,252
4.250%, 08/15/54	852,000	778,049
4.375%, 11/15/39	898,000	880,286
4.500%, 08/15/39	9,665,200	9,628,956
4.625%, 11/15/44	4,210,000	4,121,195
4.750%, 11/15/53 (l)	12,928,400	12,811,236
4.750%, 05/15/55	22,156,000	22,031,373
U.S. Treasury Inflation-Indexed Notes
1.625%, 10/15/29 (m)	1,631,056	1,651,074
U.S. Treasury Notes
0.375%, 09/30/27	6,320,000	5,868,219
0.500%, 05/31/27	13,670,000	12,858,878
0.500%, 08/31/27	17,436,300	16,277,740
0.625%, 07/31/26	14,128,300	13,629,946
1.125%, 08/31/28	5,030,000	4,644,498
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.250%, 03/31/28	3,772,200	$3,532,164
1.250%, 05/31/28	14,508,000	13,534,377
1.500%, 02/15/30	4,871,000	4,407,874
2.375%, 05/15/27	13,530,500	13,195,937
2.375%, 03/31/29	3,772,300	3,594,295
2.750%, 08/15/32 (k)	22,425,000	20,687,063
2.875%, 04/30/29	7,545,000	7,314,819
2.875%, 05/15/32	1,552,500	1,448,555
3.125%, 08/31/29	13,516,000	13,189,715
3.250%, 06/30/27	37,217,000	36,884,082
3.250%, 06/30/29	11,482,600	11,272,684
3.500%, 01/31/30	8,144,900	8,050,088
3.625%, 05/31/28	7,232,700	7,217,444
3.625%, 09/30/31	11,385,000	11,194,657
3.750%, 12/31/28	17,354,000	17,369,592
3.875%, 11/30/27	6,100,000	6,123,352
4.000%, 01/15/27	10,412,300	10,437,111
4.000%, 02/15/34	8,864,000	8,771,551
4.250%, 03/15/27	10,412,300	10,491,206
4.250%, 06/30/31	12,978,100	13,217,891
4.250%, 05/15/35	39,031,000	39,091,986
4.375%, 12/15/26	7,323,200	7,377,838
4.500%, 07/15/26	12,977,300	13,045,608
4.500%, 12/31/31	11,015,400	11,357,910
4.625%, 03/15/26	14,800,000	14,852,176
4.875%, 10/31/30	14,030,900	14,728,608
Total U.S. Treasury & Government Agencies (Cost $613,632,567)		572,474,954

Non-Agency Mortgage-Backed Securities—10.1%
Collateralized Mortgage Obligations — 4.0%
Agate Bay Mortgage Trust
3.461%, 04/25/45 (144A) (a)	150,000	92,150
3.486%, 06/25/45 (144A) (a)	104,000	60,109
3.627%, 01/25/45 (144A) (a)	130,000	79,220
Ajax Mortgage Loan Trust
1.740%, 12/25/60 (144A) (a)	3,323,284	2,918,322
2.693%, 12/25/60 (144A) (a)	744,000	568,833
2.940%, 12/25/60 (144A) (a)	293,000	210,844
3.729%, 12/25/60 (144A) (a)	449,000	287,904
4.875%, 06/25/61 (144A) (a)	4,868,177	4,850,796
4.875%, 06/25/61 (144A) (j)	3,098,430	3,095,732
5.000%, 03/25/60 (144A) (j)	2,438,608	2,441,192
5.115%, 01/25/61 (144A) (j)	1,110,472	1,107,405
American Home Mortgage Assets Trust
5.339%, 12M MTA + 0.940%, 10/25/46 (a)	291,691	189,234
Angel Oak Mortgage Trust
4.800%, 11/25/67 (144A) (j)	1,568,666	1,558,443
5.637%, 02/25/70 (144A) (j)	914,674	917,228
Atlas Funding PLC
5.774%, SONIA + 1.550%, 09/20/61 (GBP) (a)	99,899	137,097
Banc of America Alternative Loan Trust
5.500%, 10/25/33	532,460	536,255
6.498%, 10/25/36 (j)	237,503	63,025
See accompanying notes to financial statements.
BHFTII-24

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Barclays Mortgage Trust
5.000%, 11/25/51 (144A) (j)	1,510,406	$1,506,164
Braccan Mortgage Funding PLC
8.577%, SONIA + 4.340%, 02/15/67 (GBP) (a)	458,754	632,457
BRAVO Residential Funding Trust
5.678%, 11/25/64 (144A) (j)	1,168,582	1,174,203
CFMT LLC
3.000%, 06/25/34 (144A) (a)	161,000	150,473
Chase Mortgage Finance Trust
5.868%, 02/25/37 (a)	1,132,842	1,122,626
6.000%, 12/25/37	6,202,552	2,495,083
CHL Mortgage Pass-Through Trust
5.359%, 12M MTA + 0.960%, 04/25/46 (a)	3,102,930	843,992
5.750%, 07/25/37	293,621	137,347
6.000%, 05/25/37	2,823,521	1,215,253
6.000%, 08/25/37	5,519,554	2,346,733
6.000%, 01/25/38	935,446	391,834
Citadel PLC
5.674%, SONIA + 1.450%, 04/28/60 (GBP) (a)	100,000	137,447
5.974%, SONIA + 1.750%, 04/28/60 (GBP) (a)	100,000	137,447
6.674%, SONIA + 2.450%, 04/28/60 (GBP) (a)	100,000	137,234
7.974%, SONIA + 3.750%, 04/28/60 (GBP) (a)	100,000	137,269
Citigroup Mortgage Loan Trust, Inc.
4.934%, 1M TSFR + 0.614%, 05/25/37 (a)	252,844	233,941
COLT Mortgage Loan Trust
7.852%, 09/25/68 (144A) (a)	2,314,000	2,332,957
Countrywide Alternative Loan Trust
4.622%, 1M TSFR + 0.304%, 03/20/47 (a)	721,997	619,389
4.714%, 1M TSFR + 0.394%, 04/25/47 (a)	353,245	324,211
4.722%, 1M TSFR + 0.404%, 12/20/46 (a)	3,180,180	2,794,735
4.784%, 1M TSFR + 0.464%, 06/25/35 (a)	841,669	741,685
4.814%, 1M TSFR + 0.494%, 10/25/46 (a)	481,583	447,883
4.832%, 1M TSFR + 0.514%, 07/20/46 (a)	1,164,023	986,486
4.892%, 1M TSFR + 0.574%, 05/20/46 (a)	1,993,925	1,771,634
4.894%, 1M TSFR + 0.574%, 03/25/36 (a)	147,141	145,037
4.894%, 1M TSFR + 0.574%, 11/25/36 (a)	516,362	445,406
4.934%, 1M TSFR + 0.614%, 07/25/46 (a)	2,133,737	1,840,326
4.994%, 1M TSFR + 0.674%, 08/25/35 (a)	4,228,331	4,034,081
5.500%, 06/25/25	67,027	53,857
5.500%, 04/25/37	509,716	234,027
6.000%, 05/25/36	1,254,835	471,592
6.000%, 04/25/37	89,331	39,341
6.000%, 05/25/37	1,938,276	884,887
6.129%, 12M MTA + 1.730%, 11/25/46 (a)	1,372,140	1,132,432
6.250%, 10/25/36	163,951	80,843
Cross Mortgage Trust
5.735%, 02/25/70 (144A) (a)	745,982	749,530
7.135%, 11/25/68 (144A) (j)	322,574	327,432
CRSO Trust
7.121%, 07/10/40 (a)	5,522,122	5,793,487
CSFB Mortgage-Backed Pass-Through Certificates
5.784%, 1M TSFR + 1.464%, 11/25/35 (a)	407,217	86,512
CSMC Trust
3.784%, 02/25/61 (144A) (a)	1,449,173	1,435,153
4.265%, 03/25/67 (144A) (a)	560,000	546,743
8.854%, 12/25/67 (144A) (a)	1,570,981	1,561,823
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
CSMC Trust Capital Certificates
6.500%, 10/27/37 (144A)	2,614,500	$982,063
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.774%, 1M TSFR + 0.454%, 08/25/47 (a)	248,932	227,294
Exmoor Funding PLC
6.139%, SONIA + 1.900%, 03/25/94 (GBP) (a)	100,000	138,539
7.039%, SONIA + 2.800%, 03/25/94 (GBP) (a)	100,000	137,027
Gaea Mortgage Loan Trust
6.750%, 02/25/30 (144A) (a)	285,485	280,120
GCAT Trust
3.471%, 05/25/66 (144A) (a)	240,000	174,972
GreenPoint Mortgage Funding Trust
6.399%, 12M MTA + 2.000%, 03/25/36 (a)	79,808	74,648
GS Mortgage-Backed Securities Corp. Trust
4.372%, 11/25/49 (144A) (a)	240,616	218,042
GSR Mortgage Loan Trust
6.000%, 07/25/37	330,363	209,333
HarborView Mortgage Loan Trust
4.842%, 1M TSFR + 0.524%, 12/19/36 (a)	1,028,497	805,333
Impac Secured Assets Trust
4.774%, 1M TSFR + 0.454%, 11/25/36 (a)	118,799	107,874
IndyMac INDX Mortgage Loan Trust
4.009%, 09/25/37 (a)	599,561	389,924
JP Morgan Alternative Loan Trust
4.826%, 05/25/37 (a)	106,860	94,866
4.854%, 1M TSFR + 0.534%, 03/25/37 (a)	386,140	319,637
JP Morgan Mortgage Trust
0.264%, 02/25/52 (144A) (a) (c)	7,849,894	122,747
0.500%, 02/25/52 (144A) (a) (c)	7,850,573	215,685
2.500%, 02/25/52 (144A) (a)	6,126,217	5,035,365
3.128%, 02/25/52 (144A) (a)	119,719	56,629
3.264%, 02/25/52 (144A) (a)	920,889	773,872
6.500%, 08/25/36	182,325	55,854
Legacy Mortgage Asset Trust
3.375%, 02/25/59 (144A) (a)	523,922	504,106
5.750%, 04/25/61 (144A) (j)	2,281,960	2,281,430
MASTR Resecuritization Trust
4.262%, 08/25/37 (144A) (a)	207,935	81,614
Merrill Lynch Mortgage Investors Trust
4.754%, 1M TSFR + 0.434%, 09/25/37 (a)	95,434	50,274
5.853%, 05/25/36 (a)	358,856	234,788
MFA Trust
3.514%, 04/25/65 (144A) (a)	540,000	439,718
Miltonia Mortgage Finance SRL
3.458%, 3M EURIBOR + 1.300%, 04/28/62 (EUR) (a)	258,000	299,630
Morgan Stanley Resecuritization Trust
4.117%, 12M MTA + 0.710%, 12/27/46 (144A) (a)	3,293,199	2,983,656
Mortgage Loan Resecuritization Trust
4.783%, 04/16/36 (144A) (a)	499,810	490,319
Mortimer PLC
5.789%, SONIA + 1.550%, 09/22/67 (GBP) (a)	100,000	137,654
6.339%, SONIA + 2.100%, 09/22/67 (GBP) (a)	100,000	137,534
New Residential Mortgage Loan Trust
4.250%, 12/25/57 (144A) (a)	152,551	149,564
NLT Trust
3.322%, 08/25/56 (144A) (a)	1,361,000	1,029,582
See accompanying notes to financial statements.
BHFTII-25

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust
7.134%, 05/25/36 (j)	211,368	$37,485
NYMT Trust
7.375%, 05/25/64 (144A) (j)	1,009,970	1,004,123
OBX Trust
5.648%, 12/01/64 (144A) (j)	695,760	699,517
PRET LLC
7.125%, 04/25/54 (144A) (j)	294,643	296,488
PRPM LLC
6.610%, 10/25/25 (144A) (j)	772,060	771,566
RALI Trust
4.794%, 1M TSFR + 0.474%, 12/25/36 (a)	365,774	319,394
Reperforming Loan Trust REMICS
4.774%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	137,008	131,809
Residential Asset Securitization Trust
2.016%, -1x 1M TSFR + 6.336%, 09/25/37 (a) (c)	11,364,644	1,256,020
4.984%, 1M TSFR + 0.664%, 09/25/37 (a)	11,364,644	3,131,336
6.250%, 12/25/36	3,552,239	2,474,012
RFMSI Trust
5.539%, 11/25/36 (a)	25,756	21,156
5.631%, 08/25/36 (a)	705,579	500,455
RMF Buyout Issuance Trust
3.690%, 11/25/31 (144A) (a)	509,000	481,349
Saluda Grade Alternative Mortgage Trust
7.762%, 04/25/30 (144A) (j)	825,000	830,381
Sequoia Mortgage Trust
4.504%, 07/20/37 (a)	129,925	102,632
Stratton Mortgage Funding PLC
5.739%, SONIA + 1.500%, 06/25/49 (GBP) (a)	100,000	137,108
Structured Adjustable Rate Mortgage Loan Trust
4.077%, 04/25/36 (a)	161,672	84,509
4.831%, 04/25/47 (a)	499,033	187,678
Structured Asset Mortgage Investments II Trust
4.814%, 1M TSFR + 0.494%, 06/25/36 (a)	688,756	598,277
4.854%, 1M TSFR + 0.534%, 05/25/46 (a)	117,472	82,697
4.894%, 1M TSFR + 0.574%, 02/25/36 (a)	413,861	384,065
Verus Securitization Trust
7.475%, 03/25/68 (144A) (a)	484,000	483,469
Visio Trust
3.910%, 11/25/54 (144A) (a)	169,000	151,677
5.937%, 08/25/57 (144A) (a)	171,000	170,166
Vista Point Securitization Trust
4.900%, 04/25/65 (144A) (a)	100,000	97,861
Voyager OPTONE Delaware Trust
2.760%, 02/25/38 (144A) (a) (c)	2,803,520	611,674
WaMu Mortgage Pass-Through Certificates Trust
3.716%, 04/25/37 (a)	3,720,738	3,362,880
5.149%, 12M MTA + 0.750%, 06/25/47 (a)	1,228,245	1,019,401
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.114%, 10/25/36 (j)	850,174	285,759
4.954%, 1M TSFR + 0.634%, 12/25/35 (a)	1,635,151	1,440,007
5.054%, 1M TSFR + 0.734%, 06/25/37 (a)	119,936	110,261
5.099%, 12M MTA + 0.700%, 01/25/47 (a)	1,994,000	1,677,332
Winchester 1 PLC
5.848%, SONIA + 1.550%, 10/21/56 (GBP) (a)	100,000	136,900
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Winchester 1 PLC
6.298%, SONIA + 2.000%, 10/21/56 (GBP) (a)	100,000	$137,138
		104,251,056
Commercial Mortgage-Backed Securities — 6.1%
1211 Avenue of the Americas Trust
4.280%, 08/10/35 (144A) (a)	230,000	210,165
245 Park Avenue Trust
0.271%, 06/05/37 (144A) (a) (c)	5,000,000	15,609
3.779%, 06/05/37 (144A) (a)	207,000	193,494
280 Park Avenue Mortgage Trust
6.149%, 1M TSFR + 1.836%, 09/15/34 (144A) (a)	500,000	486,250
6.731%, 1M TSFR + 2.419%, 09/15/34 (144A) (a)	2,998,451	2,886,009
ACREC LLC
5.625%, 1M TSFR + 1.310%, 08/18/42 (144A) (a)	1,870,000	1,863,034
Arbor Multifamily Mortgage Securities Trust
1.750%, 05/15/53 (144A)	126,000	100,701
ARES Commercial Mortgage Trust
5.755%, 1M TSFR + 1.443%, 10/15/34 (144A) (a)	1,120,000	1,121,048
6.003%, 1M TSFR + 1.692%, 07/15/41 (144A) (a)	100,000	100,156
8.250%, 1M TSFR + 3.938%, 07/15/41 (144A) (a)	1,500,000	1,499,979
Ashford Hospitality Trust
6.584%, 1M TSFR + 2.272%, 04/15/35 (144A) (a)	138,000	135,759
Atrium Hotel Portfolio Trust
6.559%, 1M TSFR + 2.247%, 12/15/36 (144A) (a)	1,041,000	978,540
9.520%, 11/10/29 (144A) (a)	100,000	102,500
BAHA Trust
6.171%, 12/10/41 (144A) (a)	1,450,000	1,501,094
BAMLL Trust
6.162%, 1M TSFR + 1.850%, 02/15/42 (144A) (a)	1,435,000	1,435,050
9.562%, 1M TSFR + 5.250%, 02/15/42 (144A) (a)	585,000	581,247
Bank
0.459%, 09/15/62 (a) (c)	8,619,000	123,035
Bank of America Merrill Lynch Commercial Mortgage Trust
0.727%, 02/15/50 (a) (c)	4,070,000	32,823
Bayview Commercial Asset Trust
4.809%, 1M TSFR + 0.489%, 10/25/36 (144A) (a)	53,428	51,135
4.839%, 1M TSFR + 0.519%, 03/25/37 (144A) (a)	88,582	83,769
4.884%, 1M TSFR + 0.564%, 01/25/36 (144A) (a)	44,261	41,704
4.884%, 1M TSFR + 0.564%, 10/25/36 (144A) (a)	54,365	52,005
4.974%, 1M TSFR + 0.654%, 04/25/36 (144A) (a)	48,835	45,659
5.109%, 1M TSFR + 0.789%, 01/25/36 (144A) (a)	32,950	31,130
6.684%, 1M TSFR + 1.614%, 12/25/37 (144A) (a)	732,264	646,385
BBCMS Mortgage Trust
5.231%, 1M TSFR + 0.919%, 03/15/37 (144A) (a)	1,770,000	1,672,931
Benchmark Mortgage Trust
1.177%, 03/15/52 (a) (c)	3,334,126	100,017
1.362%, 02/15/54 (a) (c)	5,042,097	252,483
BFLD Trust
8.127%, 1M TSFR + 3.814%, 10/15/35 (144A) (a)	663,000	8,281
BHMS Mortgage Trust
5.859%, 1M TSFR + 1.547%, 07/15/35 (144A) (a)	4,059,844	4,057,722
BMP Trust
7.701%, 1M TSFR + 3.389%, 06/15/41 (144A) (a)	382,000	380,772
BPR Mortgage Trust
7.497%, 12/05/39 (144A)	1,000,000	1,041,345
See accompanying notes to financial statements.
BHFTII-26

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BPR Trust
8.027%, 1M TSFR + 3.714%, 09/15/38 (144A) (a)	492,000	$487,111
BWAY Mortgage Trust
3.446%, 03/10/33 (144A)	1,495,000	1,367,344
3.454%, 03/10/33 (144A)	1,184,203	1,126,009
3.633%, 03/10/33 (144A)	600,000	542,508
BX Commercial Mortgage Trust
2.843%, 03/09/44 (144A) (a)	1,658,472	1,511,200
5.337%, 1M TSFR + 1.024%, 02/15/33 (144A) (a)	2,391,915	2,390,389
5.605%, 1M TSFR + 1.293%, 12/15/39 (144A) (a)	656,400	657,015
5.753%, 1M TSFR + 1.442%, 02/15/39 (144A) (a)	194,800	195,104
5.754%, 1M TSFR + 1.442%, 02/15/39 (144A) (a)	1,070,076	1,071,410
5.853%, 1M TSFR + 1.541%, 05/15/34 (144A) (a)	611,944	611,944
5.953%, 1M TSFR + 1.641%, 05/15/41 (144A) (a)	1,874,423	1,876,766
6.073%, 1M TSFR + 1.761%, 12/09/40 (144A) (a)	605,027	606,724
6.577%, 1M TSFR + 2.264%, 02/15/33 (144A) (a)	1,466,417	1,463,033
7.193%, 1M TSFR + 2.880%, 10/15/41 (144A) (a)	1,240,000	1,247,734
7.227%, 1M TSFR + 2.914%, 06/15/38 (144A) (a)	605,460	605,839
7.451%, 1M TSFR + 3.140%, 02/15/39 (144A) (a)	3,229,166	3,238,248
7.453%, 1M TSFR + 3.141%, 06/15/27 (144A) (a)	560,000	564,200
7.901%, 1M TSFR + 3.589%, 12/09/40 (144A) (a)	826,274	828,710
8.240%, 1M TSFR + 3.927%, 10/15/41 (144A) (a)	302,000	302,754
8.500%, 1M TSFR + 4.188%, 02/15/39 (144A) (a)	1,912,879	1,860,887
8.677%, 1M TSFR + 4.364%, 02/15/33 (144A) (a)	979,005	976,729
BX Trust
4.076%, 12/09/41 (144A) (a)	1,743,000	1,629,371
5.162%, 1M TSFR + 0.850%, 01/15/39 (144A) (a)	1,260,000	1,259,212
5.227%, 1M TSFR + 0.914%, 02/15/36 (144A) (a)	162,000	161,899
5.326%, 1M TSFR + 1.014%, 10/15/36 (144A) (a)	713,000	712,332
5.755%, 1M TSFR + 1.443%, 03/15/42 (144A) (a)	530,000	529,669
5.803%, 1M TSFR + 1.491%, 07/15/29 (144A) (a)	2,434,000	2,433,239
5.853%, 1M TSFR + 1.541%, 06/15/37 (144A) (a)	1,877,885	1,877,885
6.402%, 1M TSFR + 2.090%, 03/15/41 (144A) (a)	530,000	530,000
6.827%, 1M TSFR + 2.514%, 02/15/36 (144A) (a)	1,742,188	1,730,211
7.002%, 1M TSFR + 2.690%, 05/15/38 (144A) (a)	5,434,000	5,467,890
7.201%, 1M TSFR + 2.889%, 07/15/29 (144A) (a)	460,000	457,412
7.253%, 1M TSFR + 2.941%, 03/15/30 (144A) (a)	1,409,000	1,380,899
7.427%, 1M TSFR + 3.114%, 01/15/34 (144A) (a)	171,500	171,288
7.427%, 1M TSFR + 3.114%, 02/15/36 (144A) (a)	893,171	882,006
8.250%, 1M TSFR + 3.938%, 07/15/29 (144A) (a)	1,180,000	1,175,874
8.751%, 1M TSFR + 4.439%, 03/15/41 (144A) (a)	1,141,000	1,152,724
9.701%, 1M TSFR + 5.389%, 03/15/41 (144A) (a)	547,000	552,636
BXP Trust
2.868%, 01/15/44 (144A) (a)	327,000	255,898
3.670%, 08/13/37 (144A) (a)	760,000	618,380
Cassia SRL
4.560%, 3M EURIBOR + 2.500%, 05/22/34 (144A) (EUR) (a)	1,206,207	1,423,803
CD Mortgage Trust
3.631%, 02/10/50	350,000	336,875
3.956%, 08/15/50 (a)	363,000	348,614
CENT Trust
6.932%, 1M TSFR + 2.620%, 09/15/38 (144A) † (a)	2,110,000	2,112,623
CFCRE Commercial Mortgage Trust
0.857%, 05/10/58 (a) (c)	2,370,000	12,675
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
CFK Trust
4.791%, 01/15/39 (144A) (a)	728,000	$678,995
CFSP Mortgage Trust
6.500%, 04/15/37	1,122,080	1,074,906
Citigroup Commercial Mortgage Trust
0.912%, 11/10/42 (144A) (a) (c)	7,730,000	280,459
COAST Commercial Mortgage Trust
6.903%, 1M TSFR + 2.591%, 08/15/36 (144A) (a)	2,090,000	2,091,207
COMM Mortgage Trust
3.285%, 10/10/36 (144A) (a)	140,636	102,117
6.153%, 1M TSFR + 1.841%, 06/15/41 (144A) (a)	1,220,000	1,219,618
6.902%, 1M TSFR + 2.590%, 06/15/41 (144A) (a)	367,000	365,509
8.799%, 1M TSFR + 4.487%, 06/15/41 (144A) (a)	484,000	479,581
CSAIL Commercial Mortgage Trust
0.322%, 11/15/50 (a) (c)	3,940,000	23,642
0.674%, 09/15/52 (a) (c)	4,150,000	81,788
1.462%, 09/15/52 (a) (c)	2,847,496	118,742
1.694%, 06/15/52 (a) (c)	6,872,558	335,756
CSMC Trust
3.904%, 11/10/32 (144A) (a)	301,000	90,454
5.309%, 1M TSFR + 0.997%, 12/15/30 (144A) (a)	157,073	156,609
9.789%, 1M TSFR + 5.476%, 10/15/37 (144A) (a)	423,000	391,204
DBJPM Mortgage Trust
1.000%, 06/10/50 (a) (c)	2,060,000	32,383
3.276%, 05/10/49	240,000	236,521
DBSG Mortgage Trust
6.144%, 06/10/37 (144A) (a)	374,607	381,199
ELM Trust
0.242%, 06/10/39 (144A) (a) (c)	7,464,000	15,836
1.613%, 06/10/39 (144A) (a) (c)	6,760,000	95,245
5.994%, 06/10/39 (144A) (a)	1,420,000	1,432,859
8.046%, 06/10/39 (144A) (a)	924,000	926,517
ELP Commercial Mortgage Trust
7.543%, 1M TSFR + 3.230%, 11/15/38 (144A) (a)	411,663	411,148
Extended Stay America Trust
6.677%, 1M TSFR + 2.364%, 07/15/38 (144A) (a)	325,079	325,485
7.277%, 1M TSFR + 2.964%, 07/15/38 (144A) (a)	827,707	829,777
8.127%, 1M TSFR + 3.814%, 07/15/38 (144A) (a)	4,253,472	4,253,472
Fontainebleau Miami Beach Mortgage Trust
5.762%, 1M TSFR + 1.450%, 12/15/39 (144A) (a)	1,285,419	1,285,419
9.962%, 1M TSFR + 5.650%, 12/15/39 (144A) (a)	297,000	296,678
FS Trust
6.123%, 1M TSFR + 1.811%, 08/15/39 (144A) (a)	1,727,000	1,732,251
GS Mortgage Securities Corp. Trust
2.856%, 05/10/34 (144A)	602,464	524,751
5.312%, 1M TSFR + 0.999%, 11/15/36 (144A) (a)	1,140,000	1,131,450
6.403%, 1M TSFR + 2.091%, 03/15/28 (144A) (a)	130,000	130,325
6.965%, 1M TSFR + 2.650%, 11/25/41 (144A) (a)	1,117,000	1,118,996
GS Mortgage Securities Trust
1.772%, 12/12/53 (144A) (a) (c)	2,945,426	199,699
3.931%, 11/10/52 (a)	60,000	54,643
3.932%, 10/10/35 (144A) (a)	200,000	191,960
4.553%, 07/10/48 (a)	110,000	106,754
GWT Trust
6.003%, 1M TSFR + 1.691%, 05/15/41 (144A) (a)	2,672,000	2,678,754
See accompanying notes to financial statements.
BHFTII-27

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
HIH Trust
7.952%, 1M TSFR + 3.640%, 10/15/41 (144A) (a)	177,346	$176,902
HILT Commercial Mortgage Trust
5.853%, 1M TSFR + 1.541%, 05/15/37 (144A) (a)	1,946,000	1,947,216
6.752%, 1M TSFR + 2.440%, 05/15/37 (144A) (a)	1,203,000	1,202,248
7.501%, 1M TSFR + 3.189%, 05/15/37 (144A) (a)	815,000	813,472
HLTN Commercial Mortgage Trust
5.953%, 1M TSFR + 1.642%, 06/15/41 (144A) (a)	2,918,633	2,920,457
HMH Trust
3.062%, 07/05/31 (144A)	740,000	629,000
HTL Commercial Mortgage Trust
10.602%, 05/10/39 (144A) (a)	3,379,000	3,474,742
Hudson Yards Mortgage Trust
3.041%, 12/10/41 (144A) (a)	662,050	559,045
JP Morgan Chase Commercial Mortgage Securities Trust
0.593%, 04/15/46 (a) (c)	3,280,054	9,955
0.750%, 08/15/49 (144A) (a) (c)	5,300,000	35,372
5.569%, 1M TSFR + 1.257%, 06/15/35 (144A) (a)	116,290	100,080
6.377%, 1M TSFR + 2.064%, 04/15/38 (144A) (a)	787,000	787,492
6.519%, 1M TSFR + 2.207%, 07/15/36 (144A) (a)	570,000	542,217
7.127%, 1M TSFR + 2.814%, 04/15/38 (144A) (a)	959,000	959,599
7.447%, 1M TSFR + 3.134%, 10/15/33 (144A) (a)	180,000	173,298
7.627%, 1M TSFR + 3.314%, 04/15/38 (144A) (a)	450,000	450,281
8.101%, 1M TSFR + 3.790%, 04/15/37 (144A) (a)	797,620	753,934
JPMBB Commercial Mortgage Securities Trust
0.549%, 09/15/47 (a) (c)	86,662	1
4.284%, 12/15/48 (144A) (a)	150,000	135,944
JPMDB Commercial Mortgage Securities Trust
0.750%, 12/15/49 (144A) (a) (c)	2,067,000	16,475
JW Commercial Mortgage Trust
5.933%, 1M TSFR + 1.621%, 06/15/39 (144A) (a)	1,410,000	1,410,879
7.501%, 1M TSFR + 3.189%, 06/15/39 (144A) (a)	310,000	308,682
KSL Commercial Mortgage Trust
5.854%, 1M TSFR + 1.542%, 12/15/39 (144A) (a)	6,369,000	6,356,710
LBA Trust
5.903%, 1M TSFR + 1.591%, 06/15/39 (144A) (a)	1,840,000	1,841,147
8.749%, 1M TSFR + 4.437%, 06/15/39 (144A) (a)	153,000	152,191
Lehman Brothers Small Balance Commercial Mortgage Trust
4.884%, 1M TSFR + 0.564%, 09/25/36 (144A) (a)	152,742	145,120
LEX Mortgage Trust
5.036%, 10/13/33 (144A) (a)	1,711,000	1,719,957
LSTAR Commercial Mortgage Trust
1.001%, 03/10/50 (144A) (a) (c)	587,560	5,642
MCR Mortgage Trust
0.920%, 06/12/39 (144A) (c)	2,421,000	30,247
5.924%, 06/12/39 (144A)	520,000	526,281
8.725%, 06/12/39 (144A)	322,000	325,652
8.966%, 1M TSFR + 4.654%, 02/15/37 (144A) (a)	350,476	348,839
MFT Mortgage Trust
3.593%, 02/10/42 (144A) (a)	350,781	220,296
MHC Commercial Mortgage Trust
6.527%, 1M TSFR + 2.215%, 04/15/38 (144A) (a)	602,400	603,529
7.027%, 1M TSFR + 2.715%, 04/15/38 (144A) (a)	154,400	154,400
Morgan Stanley Bank of America Merrill Lynch Trust
1.378%, 12/15/47 (144A) (a) (c)	1,810,000	61
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Capital I Trust
1.157%, 03/15/52 (a) (c)	2,164,125	$65,426
2.295%, 06/15/50 (144A) (a) (c)	1,190,000	42,506
3.000%, 06/15/52 (144A)	97,000	77,652
4.061%, 12/15/50 (a)	4,067,000	3,945,318
MSWF Commercial Mortgage Trust
1.141%, 12/15/56 (a) (c)	8,238,800	486,036
Natixis Commercial Mortgage Securities Trust
4.404%, 06/17/38 (144A)	265,000	260,759
NJ Trust
6.697%, 01/06/29 (144A) (a)	350,000	368,118
NYCT Trust
8.150%, 1M TSFR + 3.838%, 08/15/29 (144A) (a)	198,000	195,916
Olympic Tower Mortgage Trust
0.511%, 05/10/39 (144A) (a) (c)	13,300,000	75,975
4.077%, 05/10/39 (144A) (a)	1,049,000	787,547
One Bryant Park Trust
2.516%, 09/15/54 (144A)	128,000	116,531
One Market Plaza Trust
Zero Coupon, 02/10/32 (144A) (a) (c)	17,538,712	175
0.219%, 02/10/32 (144A) (a) (c)	3,507,742	6,395
One New York Plaza Trust
7.177%, 1M TSFR + 2.864%, 01/15/36 (144A) (a)	160,000	149,336
OPEN Trust
7.401%, 1M TSFR + 3.089%, 11/15/40 (144A) (a)	41,693	41,706
ORL Trust
5.804%, 1M TSFR + 1.493%, 12/15/39 (144A) (a)	2,560,000	2,559,200
PGA Trust
6.203%, 1M TSFR + 1.891%, 06/15/39 (144A) (a)	1,527,000	1,529,443
PRM5 Trust
5.812%, 03/10/33 (144A) (a)	262,000	260,772
ROCK Trust
5.388%, 11/13/41 (144A)	1,116,274	1,141,932
SCG Commercial Mortgage Trust
6.462%, 1M TSFR + 2.150%, 03/15/35 (144A) (a)	100,000	98,752
7.262%, 1M TSFR + 2.950%, 03/15/35 (144A) (a)	581,000	585,842
SCG Mortgage Trust
6.053%, 1M TSFR + 1.741%, 04/15/41 (144A) (a)	2,258,000	2,259,411
SHR Trust
7.912%, 1M TSFR + 3.600%, 10/15/41 (144A) (a)	255,000	254,841
SREIT Trust
7.045%, 1M TSFR + 2.733%, 11/15/36 (144A) (a)	342,700	342,914
7.051%, 1M TSFR + 2.739%, 11/15/38 (144A) (a)	746,569	746,569
TCO Commercial Mortgage Trust
5.555%, 1M TSFR + 1.243%, 12/15/39 (144A) (a)	1,329,000	1,328,585
7.053%, 1M TSFR + 2.741%, 12/15/39 (144A) (a)	100,000	99,003
Thunder Logistics DAC
4.177%, 3M EURIBOR + 2.050%, 11/17/36 (EUR) (a)	71,578	84,442
4.677%, 3M EURIBOR + 2.550%, 11/17/36 (EUR) (a)	71,578	84,526
TTAN
7.327%, 1M TSFR + 3.014%, 03/15/38 (144A) (a)	507,569	508,045
TYSN Mortgage Trust
6.799%, 12/10/33 (144A) (a)	320,000	338,965
U.K. Logistics DAC
5.887%, SONIA + 1.650%, 05/17/34 (GBP) (a)	202,000	277,830
8.461%, SONIA + 4.000%, 05/17/35 (GBP) (a)	803,000	1,102,231
See accompanying notes to financial statements.
BHFTII-28

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
UBS Commercial Mortgage Trust
1.110%, 12/15/52 (a) (c)	6,770,320	$212,141
1.578%, 10/15/52 (a) (c)	3,950,126	192,308
VEGAS Trust
6.424%, 07/10/36 (144A) (a)	3,150,000	3,013,212
Velocity Commercial Capital Loan Trust
2.520%, 12/26/51 (144A) (a)	1,998,895	1,780,636
2.980%, 02/25/50 (144A) (a)	95,946	71,888
4.240%, 11/25/47 (144A) (a)	66,639	62,040
4.480%, 12/26/51 (144A) (a)	237,634	193,411
5.000%, 11/25/47 (144A) (a)	39,173	35,272
7.330%, 02/25/55 (144A) (a)	313,599	316,064
10.150%, 02/25/55 (144A) (a)	108,573	109,361
Wells Fargo Commercial Mortgage Trust
0.312%, 07/15/43 (144A) (a) (c)	5,050,000	44,112
1.140%, 12/15/48 (a) (c)	795,222	161
1.380%, 08/15/49 (144A) (a) (c)	1,430,000	17,405
1.571%, 05/15/52 (a) (c)	4,573,594	183,824
5.484%, 07/15/35 (144A) (a)	421,000	423,524
6.215%, 07/15/43 (144A)	640,000	660,675
6.432%, 07/15/43 (144A)	407,000	416,372
7.082%, 07/15/43 (144A)	170,000	172,266
		156,424,347
Total Non-Agency Mortgage-Backed Securities (Cost $274,029,811)		260,675,403

Asset-Backed Securities—8.7%
Asset-Backed - Automobile — 0.1%
Asset-Backed European Securitisation Transaction Twenty- Three SARL
3.476%, 1M EURIBOR + 1.600%, 03/21/34 (EUR) (a)	100,000	118,607
Auto ABS Italian Stella Loans SRL
3.629%, 1M EURIBOR + 1.700%, 12/29/36 (EUR) (a)	84,227	99,998
4.229%, 1M EURIBOR + 2.300%, 12/29/36 (EUR) (a)	84,227	100,157
Auto1 Car Funding SARL
5.392%, 1M EURIBOR + 3.500%, 12/15/33 (EUR) (a)	100,000	121,462
Cardiff Auto Receivables Securitisation PLC
6.124%, SONIA + 1.900%, 08/20/31 (GBP) (a)	259,000	355,544
6.824%, SONIA + 2.600%, 08/20/31 (GBP) (a)	197,000	270,878
Dowson PLC
8.174%, SONIA + 3.950%, 08/20/31 (GBP) (a)	500,000	682,446
11.174%, SONIA + 6.950%, 08/20/31 (GBP) (a)	500,000	682,547
Hill FL BV
3.861%, 1M EURIBOR + 1.950%, 10/18/32 (EUR) (a)	100,000	116,000
OneMain Direct Auto Receivables Trust
6.100%, 07/14/37 (144A)	196,000	198,975
Pony SA
3.092%, 1M EURIBOR + 1.200%, 01/14/33 (EUR) (a)	100,000	117,902
3.542%, 1M EURIBOR + 1.650%, 01/14/33 (EUR) (a)	100,000	118,096
SCF Rahoituspalvelut XIII DAC
3.299%, 1M EURIBOR + 1.400%, 06/25/34 (EUR) (a)	100,000	117,789
		3,100,401
Security Description	Principal Amount*	Value

Asset-Backed - Credit Card — 0.1%
Newday Funding Master Issuer PLC
5.623%, SONIA + 1.400%, 07/15/32 (GBP) (a)	100,000	$137,781
6.123%, SONIA + 1.900%, 07/15/32 (GBP) (a)	111,000	153,583
6.873%, SONIA + 2.650%, 07/15/32 (GBP) (a)	246,000	340,652
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
3.888%, 1M EURIBOR + 1.800%, 10/27/42 (EUR) (a)	100,000	117,898
6.088%, 1M EURIBOR + 4.000%, 10/27/42 (EUR) (a)	100,000	118,648
		868,562
Asset-Backed - Home Equity — 0.9%
Ace Securities Corp.
Zero Coupon, 08/15/30	149,790	141,785
ACE Securities Corp. Home Equity Loan Trust
4.694%, 1M TSFR + 0.374%, 05/25/37 (a)	970,980	152,562
Argent Mortgage Loan Trust
4.914%, 1M TSFR + 0.594%, 05/25/35 (a)	1,577,293	1,282,445
Argent Securities Trust
4.734%, 1M TSFR + 0.414%, 07/25/36 (a)	525,035	140,098
Bayview Financial Revolving Asset Trust
5.441%, 1M TSFR + 1.114%, 05/28/39 (144A) (a)	2,780,607	2,327,995
5.441%, 1M TSFR + 1.114%, 12/28/40 (144A) (a)	86,010	91,410
Bear Stearns Asset-Backed Securities I Trust
4.914%, 1M TSFR + 0.594%, 06/25/36 (a)	390,033	379,885
5.134%, 1M TSFR + 0.814%, 04/25/37 (a)	2,965,000	2,826,674
6.159%, 1M TSFR + 1.839%, 08/25/34 (a)	1,726	1,702
6.250%, 12/25/35 (j)	1,122,442	1,096,791
6.250%, 02/25/36 (j)	1,352,996	1,393,789
Bear Stearns Asset-Backed Securities Trust
4.994%, 1M TSFR + 0.674%, 04/25/36 (a)	2,046,579	1,926,356
6.989%, 1M TSFR + 5.364%, 06/25/35 (a)	2,142,000	2,175,144
Bear Stearns Structured Products Trust
6.434%, 1M TSFR + 2.114%, 03/25/37 (144A) (a)	553,330	549,771
Citigroup Mortgage Loan Trust, Inc.
4.634%, 1M TSFR + 0.314%, 05/25/37 (a)	1,514,216	989,193
4.704%, 1M TSFR + 0.384%, 05/25/37 (a)	687,823	449,234
CWABS Asset-Backed Certificates Trust
4.809%, 1M TSFR + 0.489%, 06/25/37 (a)	884,209	765,663
CWHEQ Home Equity Loan Trust
6.155%, 06/25/35	25,993	40,078
GSAA Home Equity Trust
5.772%, 11/25/36 (a)	155,098	42,473
Home Equity Mortgage Loan Asset-Backed Trust
3.779%, 1M TSFR + 2.139%, 07/25/34 (a)	92,076	88,307
Home Equity Mortgage Trust
5.867%, 07/25/36 (j)	449,539	42,310
Irwin Home Equity Loan Trust
6.530%, 09/25/37 (144A) (j)	12,239	12,279
MASTR Asset-Backed Securities Trust
4.954%, 1M TSFR + 0.634%, 06/25/36 (144A) (a)	286,771	266,679
4.994%, 1M TSFR + 0.674%, 05/25/37 (a)	621,846	525,808
Morgan Stanley Mortgage Loan Trust
6.463%, 01/25/47 (j)	3,103,667	1,078,429
6.512%, 10/25/36 (j)	266,899	58,321
Option One Mortgage Loan Trust
4.644%, 1M TSFR + 0.324%, 03/25/37 (a)	930,000	801,404
See accompanying notes to financial statements.
BHFTII-29

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Option One Mortgage Loan Trust
5.860%, 01/25/37 (j)	20,691	$20,186
5.866%%, 01/25/37 (j)	2,080,751	1,785,918
RCKT Mortgage Trust
8.005%, 04/25/44 (144A) (a)	1,647,000	1,684,990
9.895%, 04/25/44 (144A) (a)	116,000	121,566
Yale Mortgage Loan Trust
4.834%, 1M TSFR + 0.514%, 06/25/37 (144A) (a)	690,778	214,035
		23,473,280
Asset-Backed - Manufactured Housing — 0.3%
BankAmerica Manufactured Housing Contract Trust
7.070%, 02/10/22 (a)	470,000	48,368
7.191%, 12/10/25 (a)	4,000,000	379,437
BCMSC Trust
7.575%, 06/15/30 (a)	1,270,292	88,835
7.830%, 06/15/30 (a)	1,178,846	85,121
8.290%, 06/15/30 (a)	850,435	65,014
Cascade MH Asset Trust
4.000%, 11/25/44 (144A) (a)	1,376,521	1,312,309
Conseco Finance Corp.
6.830%, 04/01/30 (a)	934,501	950,198
7.500%, 03/01/30 (a)	344,579	96,713
7.860%, 03/01/30 (a)	321,760	94,332
Conseco Finance Securitizations Corp.
7.960%, 05/01/31	878,314	173,732
8.060%, 09/01/29 (a)	586,391	80,028
8.200%, 05/01/31	1,604,918	327,027
Credit Suisse First Boston Mortgage Securities Corp.
8.100%, 09/25/31 (a)	196,551	198,924
Credit-Based Asset Servicing & Securitization LLC
6.750%%, 10/25/36 (144A) (j)	3,922,979	3,208,940
GreenPoint Manufactured Housing
9.230%, 12/15/29 (a)	250,971	250,523
Lehman ABS Manufactured Housing Contract Trust
6.630%, 04/15/40 (a)	311,156	313,639
Oakwood Mortgage Investors, Inc.
6.930%, 09/15/31 (a)	140,444	59,373
7.620%, 06/15/32 (a)	600,821	607,210
Origen Manufactured Housing Contract Trust
6.160%, 10/15/37 (144A) (a)	52,986	52,657
7.820%, 03/15/32 (a)	147,333	147,721
		8,540,101
Asset-Backed - Other — 6.5%
720 East CLO VII Ltd.
5.341%, 3M TSFR + 1.060%, 04/20/37 (144A) (a)	970,000	961,790
AB BSL CLO 3 Ltd.
5.520%, 3M TSFR + 1.250%, 04/20/38 (144A) (a)	250,000	251,323
AGL CLO 12 Ltd.
5.691%, 3M TSFR + 1.422%, 07/20/34 (144A) (a)	1,310,000	1,311,691
AGL CLO 32 Ltd.
5.650%, 3M TSFR + 1.380%, 07/21/37 (144A) (a)	250,000	250,784
AGL Core CLO 15 Ltd.
5.681%, 3M TSFR + 1.412%, 01/20/35 (144A) (a)	250,000	250,423
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
AGL Core CLO 2 Ltd.
5.730%, 3M TSFR + 1.460%, 07/20/37 (144A) (a)	950,000	$952,352
AGL Core CLO 4 Ltd.
5.650%, 3M TSFR + 1.380%, 10/20/37 (144A) (a)	860,000	863,377
AIMCO CLO 11 Ltd.
5.930%, 3M TSFR + 1.650%, 07/17/37 (144A) (a)	330,000	330,747
AIMCO CLO 21 Ltd.
6.190%, 3M TSFR + 1.920%, 04/18/37 (144A) (a)	250,000	250,906
Anchorage Capital CLO 15 Ltd.
5.621%, 3M TSFR + 1.410%, 07/20/38 (144A) (a)	250,000	250,000
Anchorage Capital CLO 17 Ltd.
5.486%, 3M TSFR + 1.230%, 02/15/38 (144A) (a)	1,890,000	1,888,940
Anchorage Capital CLO 6 Ltd.
6.372%, 3M TSFR + 2.100%, 04/22/34 (144A) (a)	540,000	540,481
Anchorage Capital CLO 7 Ltd.
5.843%, 3M TSFR + 1.560%, 04/28/37 (144A) (a)	830,000	832,414
6.333%, 3M TSFR + 2.050%, 04/28/37 (144A) (a)	1,480,000	1,485,600
8.083%, 3M TSFR + 3.800%, 04/28/37 (144A) (a)	250,000	251,882
Anchorage Capital CLO 8 Ltd.
6.344%, 3M TSFR + 2.062%, 10/27/34 (144A) (a)	1,050,000	1,053,831
Apidos CLO XXII Ltd.
6.031%, 3M TSFR + 1.762%, 04/20/31 (144A) (a)	250,000	250,452
Apidos CLO XXV Ltd.
5.870%, 3M TSFR + 1.600%, 01/20/37 (144A) (a)	650,000	649,297
AREIT Ltd.
5.998%, 1M TSFR + 1.686%, 05/17/41 (144A) (a)	3,001,884	2,991,561
ARES European CLO XII DAC
3.936%, 3M EURIBOR + 1.700%, 04/20/32 (144A) (EUR) (a)	297,000	349,899
ARES LIX CLO Ltd.
5.573%, 3M TSFR + 1.292%, 04/25/34 (144A) (a)	250,000	250,220
ARES LVI CLO Ltd.
5.532%, 3M TSFR + 1.250%, 01/25/38 (144A) (a)	350,000	350,724
Asimi Funding PLC
5.573%, SONIA + 1.350%, 09/16/31 (GBP) (a)	100,000	137,297
5.973%, SONIA + 1.750%, 05/16/32 (GBP) (a)	99,170	136,278
6.173%, SONIA + 1.950%, 09/16/31 (GBP) (a)	100,000	137,667
Assurant CLO II Ltd.
5.571%, 3M TSFR + 1.302%, 04/20/31 (144A) (a)	66,814	66,809
Avoca CLO XXII DAC
3.579%, 3M EURIBOR + 1.300%, 04/15/35 (EUR) (a)	150,000	174,844
5.179%, 3M EURIBOR + 2.900%, 04/15/35 (144A) (EUR) (a)	250,000	290,776
Bain Capital Credit CLO Ltd.
5.776%, 3M TSFR + 1.520%, 07/15/37 (144A) (a)	1,170,000	1,173,408
5.820%, 3M TSFR + 1.550%, 07/19/31 (144A) (a)	250,000	250,349
7.637%, 3M TSFR + 3.362%, 07/24/34 (144A) (a)	250,000	249,441
Ballyrock CLO 15 Ltd.
5.586%, 3M TSFR + 1.330%, 01/15/38 (144A) (a)	1,010,000	1,011,370
Ballyrock CLO Ltd.
10.681%, 3M TSFR + 6.412%, 10/20/31 (144A) (a)	250,000	249,090
Bankers Healthcare Group Securitization Trust
5.170%, 09/17/31 (144A)	100,000	99,816
Barings CLO Ltd.
5.931%, 3M TSFR + 1.662%, 01/20/31 (144A) (a)	250,000	250,353
See accompanying notes to financial statements.
BHFTII-30

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Battalion CLO 18 Ltd.
6.268%, 3M TSFR + 2.012%, 10/15/36 (144A) (a)	298,000	$298,183
Battalion CLO VIII Ltd.
5.601%, 3M TSFR + 1.332%, 07/18/30 (144A) (a)	272,318	272,417
6.081%, 3M TSFR + 1.812%, 07/18/30 (144A) (a)	642,000	642,511
Battalion CLO XI Ltd.
6.257%, 3M TSFR + 1.982%, 04/24/34 (144A) (a)	250,000	250,375
BBAM U.S. CLO I Ltd.
5.456%, 3M TSFR + 1.200%, 03/30/38 (144A) (a)	390,000	390,107
Benefit Street Partners CLO V-B Ltd.
5.800%, 3M TSFR + 1.530%, 07/20/37 (144A) (a)	2,100,000	2,106,565
Benefit Street Partners CLO VIII Ltd.
5.631%, 3M TSFR + 1.362%, 01/20/31 (144A) (a)	451,599	451,678
Benefit Street Partners CLO XVI Ltd.
5.600%, 3M TSFR + 1.320%, 01/17/38 (144A) (a)	250,000	250,493
Benefit Street Partners CLO XX Ltd.
5.688%, 3M TSFR + 1.432%, 07/15/34 (144A) (a)	310,000	310,384
11.268%, 3M TSFR + 7.012%, 07/15/34 (144A) (a)	250,000	250,031
BHG Securitization Trust
2.240%, 10/17/34 (144A)	130,000	123,475
Birch Grove CLO 3 Ltd.
5.530%, 3M TSFR + 1.260%, 01/19/38 (144A) (a)	910,000	911,170
5.870%, 3M TSFR + 1.600%, 01/19/38 (144A) (a)	250,000	249,753
BlueMountain CLO Ltd.
6.132%, 3M TSFR + 1.850%, 10/25/30 (144A) (a)	970,000	972,667
6.288%, 3M TSFR + 1.962%, 08/15/31 (144A) (a)	250,000	250,483
BlueMountain CLO XXII Ltd.
6.018%, 3M TSFR + 1.762%, 07/15/31 (144A) (a)	660,000	660,642
BlueMountain CLO XXVIII Ltd.
5.778%, 3M TSFR + 1.522%, 04/15/34 (144A) (a)	100,000	100,107
BlueMountain EUR CLO DAC
4.029%, 3M EURIBOR + 1.750%, 10/15/35 (144A) (EUR) (a)	560,000	659,656
BlueMountain Fuji U.S. CLO II Ltd.
5.531%, 3M TSFR + 1.262%, 10/20/30 (144A) (a)	70,310	70,331
Bridge Street CLO II Ltd.
5.761%, 3M TSFR + 1.492%, 07/20/34 (144A) (a)	250,000	250,174
Brignole Co.
5.871%, 1M EURIBOR + 4.000%, 02/24/42 (EUR) (a)	65,750	78,377
Bryant Park Funding Ltd.
5.493%, 3M TSFR + 1.200%, 04/15/38 (144A) (a)	250,000	248,508
Canyon CLO Ltd.
5.588%, 3M TSFR + 1.332%, 07/15/31 (144A) (a)	464,111	464,307
5.656%, 3M TSFR + 1.400%, 10/15/37 (144A) (a)	330,000	330,845
6.206%, 3M TSFR + 1.950%, 10/15/37 (144A) (a)	290,000	291,053
6.306%, 3M TSFR + 2.050%, 05/15/37 (144A) (a)	660,000	662,329
Carlyle Global Market Strategies CLO Ltd.
5.511%, 3M TSFR + 1.232%, 04/17/31 (144A) (a)	223,554	223,605
Carlyle U.S. CLO Ltd.
6.050%, 3M TSFR + 1.780%, 10/21/37 (144A) (a)	520,000	521,975
6.872%, 3M TSFR + 2.600%, 07/20/35 (144A) (a)	250,000	250,000
Carrington Mortgage Loan Trust
4.594%, 1M TSFR + 0.274%, 10/25/36 (a)	79,783	77,650
CBAM Ltd.
5.941%, 3M TSFR + 1.662%, 04/17/31 (144A) (a)	250,000	250,466
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
C-BASS Trust
4.754%, 1M TSFR + 0.434%, 10/25/36 (a)	140,497	$96,093
Cedar Funding II CLO Ltd.
5.611%, 3M TSFR + 1.342%, 04/20/34 (144A) (a)	535,000	536,285
5.881%, 3M TSFR + 1.612%, 04/20/34 (144A) (a)	510,000	510,374
Cedar Funding V CLO Ltd.
5.641%, 3M TSFR + 1.362%, 07/17/31 (144A) (a)	436,734	436,964
Cedar Funding XI CLO Ltd.
5.629%, 3M TSFR + 1.300%, 05/29/32 (144A) (a)	250,000	250,278
Cedar Funding XIV CLO Ltd.
5.956%, 3M TSFR + 1.700%, 10/15/37 (144A) (a)	250,000	250,792
CIFC Funding Ltd.
5.590%, 3M TSFR + 1.320%, 01/18/38 (144A) (a)	510,000	511,402
5.601%, 3M TSFR + 1.332%, 04/20/34 (144A) (a)	250,000	250,371
5.639%, 3M TSFR + 1.360%, 07/23/37 (144A) (a)	1,380,000	1,382,778
5.661%, 3M TSFR + 1.392%, 10/20/34 (144A) (a)	1,190,000	1,191,190
5.668%, 3M TSFR + 1.412%, 07/15/36 (144A) (a)	250,000	250,251
5.690%, 3M TSFR + 1.410%, 07/17/37 (144A) (a)	250,000	251,089
5.711%, 3M TSFR + 1.450%, 07/16/37 (144A) (a)	940,000	943,945
5.750%, 3M TSFR + 1.480%, 07/21/37 (144A) (a)	1,090,000	1,092,865
5.820%, 3M TSFR + 1.550%, 04/21/37 (144A) (a)	1,170,000	1,173,839
5.870%, 3M TSFR + 1.600%, 01/20/37 (144A) (a)	390,000	391,092
5.931%, 3M TSFR + 1.662%, 01/18/31 (144A) (a)	330,000	330,328
6.032%, 3M TSFR + 1.750%, 07/25/37 (144A) (a)	730,000	732,718
6.168%, 3M TSFR + 1.912%, 10/15/34 (144A) (a)	250,000	250,652
6.181%, 3M TSFR + 1.912%, 10/20/34 (144A) (a)	250,000	250,994
6.272%, 3M TSFR + 2.012%, 07/16/30 (144A) (a)	250,000	250,323
6.320%, 3M TSFR + 2.050%, 04/21/37 (144A) (a)	250,000	250,380
Citigroup Mortgage Loan Trust, Inc.
4.604%, 1M TSFR + 0.284%, 07/25/45 (a)	509,622	352,351
8.184%, 1M TSFR + 3.864%, 07/25/37 (a)	4,602,562	4,109,689
Clover CLO LLC
5.800%, 3M TSFR + 1.530%, 04/20/37 (144A) (a)	250,000	250,628
6.220%, 3M TSFR + 1.950%, 04/20/37 (144A) (a)	250,000	251,055
Countrywide Asset-Backed Certificates Trust
4.528%, 04/25/36 (a)	609,414	540,045
Credit-Based Asset Servicing & Securitization LLC
2.985%, 12/25/36 (j)	128,190	104,214
CVC Cordatus Loan Fund IV DAC
3.360%, 3M EURIBOR + 1.300%, 02/22/34 (EUR) (a)	250,000	292,586
CWABS Asset-Backed Certificates Trust
4.854%, 1M TSFR + 0.534%, 04/25/46 (a)	512,291	394,180
CWHEQ Revolving Home Equity Loan Trust
4.576%, 1M TSFR + 0.264%, 11/15/36 (a)	65,580	64,169
4.606%, 1M TSFR + 0.294%, 05/15/35 (a)	19,163	18,979
Diameter Capital CLO 1 Ltd.
5.646%, 3M TSFR + 1.390%, 10/15/37 (144A) (a)	250,000	250,679
Dryden 53 CLO Ltd.
5.638%, 3M TSFR + 1.382%, 01/15/31 (144A) (a)	3,716,049	3,715,120
Dryden 65 CLO Ltd.
6.131%, 3M TSFR + 1.862%, 07/18/30 (144A) (a)	250,000	250,378
Dryden 77 CLO Ltd.
5.704%, 3M TSFR + 1.382%, 05/20/34 (144A) (a)	610,000	610,228
Dryden 87 CLO Ltd.
5.684%, 3M TSFR + 1.362%, 05/20/34 (144A) (a)	400,000	400,201
See accompanying notes to financial statements.
BHFTII-31

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Eaton Vance CLO Ltd.
6.068%, 3M TSFR + 1.812%, 01/15/34 (144A) (a)	250,000	$250,002
Edenbrook Mortgage Funding PLC
6.189%, SONIA + 1.950%, 03/22/57 (GBP) (a)	241,132	331,230
6.789%, SONIA + 2.550%, 03/22/57 (GBP) (a)	138,924	191,538
Elmwood CLO 27 Ltd.
6.220%, 3M TSFR + 1.950%, 04/18/37 (144A) (a)	250,000	250,997
Elmwood CLO 29 Ltd.
5.790%, 3M TSFR + 1.520%, 04/20/37 (144A) (a)	730,000	731,825
Elmwood CLO 30 Ltd.
5.710%, 3M TSFR + 1.430%, 07/17/37 (144A) (a)	390,000	391,228
Elmwood CLO 39 Ltd.
5.424%, 3M TSFR + 1.140%, 04/17/38 (144A) (a)	1,750,000	1,757,136
Elmwood CLO II Ltd.
5.620%, 3M TSFR + 1.350%, 10/20/37 (144A) (a)	1,140,000	1,143,705
5.970%, 3M TSFR + 1.700%, 10/20/37 (144A) (a)	250,000	250,554
Elmwood CLO XII Ltd.
5.616%, 3M TSFR + 1.360%, 10/15/37 (144A) (a)	250,000	250,765
Equity One Mortgage Pass-Through Trust
5.459%, 12/25/33 (a)	2,986,237	2,551,496
Euro-Galaxy III CLO DAC
5.441%, 3M EURIBOR + 3.250%, 04/24/34 (144A) (EUR) (a)	290,000	339,694
Fairstone Financial Issuance Trust I
3.735%, 10/20/39 (144A) (CAD)	203,846	148,929
First Franklin Mortgage Loan Trust
4.584%, 1M TSFR + 0.264%, 12/25/36 (a)	1,248,724	1,071,890
4.674%, 1M TSFR + 0.354%, 10/25/36 (a)	129,578	83,480
4.714%, 1M TSFR + 0.394%, 12/25/36 (a)	3,496,176	1,406,304
4.854%, 1M TSFR + 0.534%, 12/25/36 (a)	6,431,434	2,593,358
Flatiron CLO 20 Ltd.
6.242%, 3M TSFR + 1.920%, 05/20/36 (144A) (a)	250,000	250,258
Flatiron CLO 21 Ltd.
5.630%, 3M TSFR + 1.360%, 10/19/37 (144A) (a)	2,390,000	2,402,877
Flatiron CLO 25 Ltd.
5.880%, 3M TSFR + 1.600%, 10/17/37 (144A) (a)	250,000	250,456
Fortuna Consumer Loan ABS DAC
3.561%, 1M EURIBOR + 1.650%, 10/18/34 (EUR) (a)	100,000	118,327
6.011%, 1M EURIBOR + 4.100%, 10/18/34 (EUR) (a)	300,000	357,613
Foundation Finance Trust
2.190%, 01/15/42 (144A)	360,484	342,516
4.930%, 03/15/50 (144A)	220,919	220,432
5.680%, 04/15/52 (144A)	138,000	137,990
8.350%, 04/15/52 (144A)	300,000	299,969
Fremont Home Loan Trust
4.714%, 1M TSFR + 0.394%, 02/25/37 (a)	572,062	418,672
FTA Consumo Santander
3.563%, 3M EURIBOR + 1.300%, 07/20/38 (EUR) (a)	86,311	101,945
3.913%, 3M EURIBOR + 1.650%, 07/20/38 (EUR) (a)	86,311	101,943
Golden Bar Securitisation SRL
3.536%, 3M EURIBOR + 1.500%, 09/22/43 (EUR) (a)	219,143	260,531
Golden Ray SA - Compartment 1
4.088%, 1M EURIBOR + 2.000%, 12/27/57 (EUR) (a)	100,000	116,672
GoldenTree Loan Management U.S. CLO 11 Ltd.
5.350%, 3M TSFR + 1.080%, 10/20/34 (144A) (a)	910,000	909,036
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Goldman Home Improvement Trust Issuer Trust
1.970%, 06/25/51 (144A)	288,911	$283,054
Golub Capital Partners CLO 41B-R Ltd.
5.851%, 3M TSFR + 1.582%, 01/20/34 (144A) (a)	390,000	390,190
Golub Capital Partners CLO 52 B R Ltd.
6.270%, 3M TSFR + 2.000%, 04/20/37 (144A) (a)	250,000	250,655
Golub Capital Partners CLO 77 B Ltd.
5.546%, 3M TSFR + 1.250%, 01/25/38 (144A) (a)	298,333	298,698
GoodLeap Home Improvement Solutions Trust
5.350%, 10/20/46 (144A)	232,687	235,335
Gracie Point International Funding LLC
6.298%, SOFR90A + 1.950%, 09/01/26 (144A) (a)	339,076	339,628
Henley CLO IV DAC
3.508%, 3M EURIBOR + 1.350%, 04/25/34 (EUR) (a)	100,000	117,149
Hermitage PLC
5.823%, SONIA + 1.600%, 04/21/33 (GBP) (a)	74,544	102,617
6.573%, SONIA + 2.350%, 04/21/33 (GBP) (a)	65,390	90,523
8.123%, SONIA + 3.900%, 04/21/33 (GBP) (a)	78,468	108,682
Home Partners of America Trust
3.799%, 12/17/26 (144A)	1,359,241	1,309,086
Invesco Euro CLO V DAC
6.079%, 3M EURIBOR + 3.800%, 01/15/34 (EUR) (a)	100,000	117,610
Juniper Valley Park CLO Ltd.
5.820%, 3M TSFR + 1.550%, 07/20/36 (144A) (a)	270,000	269,589
Knollwood CDO Ltd.
10.700%, PRIME + 3.200%, 01/10/39 (144A) † (a)	1,394,689	139
LCM 26 Ltd.
5.601%, 3M TSFR + 1.332%, 01/20/31 (144A) (a)	229,251	229,223
LCM 29 Ltd.
5.588%, 3M TSFR + 1.332%, 04/15/31 (144A) (a)	138,106	138,161
Lehman ABS Mortgage Loan Trust
4.524%, 1M TSFR + 0.204%, 06/25/37 (144A) (a)	119,239	78,905
Lendmark Funding Trust
5.690%, 02/21/34 (144A)	100,000	100,806
Loanpal Solar Loan Ltd.
2.290%, 01/20/48 (144A)	688,219	573,583
2.750%, 07/20/47 (144A)	738,326	623,176
Long Beach Mortgage Loan Trust
4.734%, 1M TSFR + 0.414%, 06/25/36 (a)	437,797	204,206
4.754%, 1M TSFR + 0.434%, 08/25/36 (a)	487,437	194,673
Madison Park Funding LI Ltd.
6.231%, 3M TSFR + 1.962%, 07/19/34 (144A) (a)	260,000	260,196
Madison Park Funding LXII Ltd.
6.130%, 3M TSFR + 1.850%, 07/17/36 (144A) (a)	250,000	250,345
Madison Park Funding LXVII Ltd.
6.332%, 3M TSFR + 2.050%, 04/25/37 (144A) (a)	640,000	642,851
Madison Park Funding XIX Ltd.
5.872%, 3M TSFR + 1.600%, 01/22/37 (144A) (a)	1,094,000	1,096,650
Madison Park Funding XXIII Ltd.
6.544%, 3M TSFR + 2.262%, 07/27/31 (144A) (a)	250,000	250,778
Madison Park Funding XXIX Ltd.
5.495%, 3M TSFR + 1.180%, 03/25/38 (144A) (a)	1,250,000	1,248,567
Mariner Finance Issuance Trust
4.680%, 11/20/36 (144A)	400,000	367,773
6.360%, 11/20/38 (144A)	183,000	186,536
See accompanying notes to financial statements.
BHFTII-32

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Merrill Lynch First Franklin Mortgage Loan Trust
4.914%, 1M TSFR + 0.594%, 05/25/37 (a)	3,872,465	$2,804,516
Mill City Solar Loan Ltd.
3.690%, 07/20/43 (144A)	811,922	713,870
Mosaic Solar Loan Trust
2.100%, 04/20/46 (144A)	104,132	92,464
2.880%, 09/20/40 (144A)	92,942	81,806
MP CLO III Ltd.
5.781%, 3M TSFR + 1.512%, 10/20/30 (144A) (a)	18,019	18,022
Myers Park CLO Ltd.
5.931%, 3M TSFR + 1.662%, 10/20/30 (144A) (a)	290,000	290,150
Neuberger Berman CLO XXI Ltd.
5.590%, 3M TSFR + 1.320%, 01/20/39 (144A) (a)	870,000	872,827
Neuberger Berman Loan Advisers CLO 32 Ltd.
5.931%, 3M TSFR + 1.662%, 01/20/32 (144A) (a)	250,000	250,128
Neuberger Berman Loan Advisers CLO 46 Ltd.
5.770%, 3M TSFR + 1.500%, 01/20/37 (144A) (a)	250,000	249,319
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.834%, 1M TSFR + 0.514%, 10/25/36 (144A) (a)	44,140	56,012
Noria DE
3.539%, 1M EURIBOR + 1.650%, 02/25/43 (EUR) (a)	100,000	117,789
5.439%, 1M EURIBOR + 3.550%, 02/25/43 (EUR) (a)	100,000	117,917
Oceana Australian Fixed Income Trust
10.500%, 07/31/28 (AUD) † (f) (g)	639,000	426,362
12.000%, 07/31/25 (AUD) † (f) (g)	304,000	200,338
12.500%, 07/31/26 (AUD) † (f) (g)	456,000	307,619
12.500%, 07/31/27 (AUD) † (f) (g)	759,000	523,913
OCP CLO Ltd.
5.472%, 3M TSFR + 1.262%, 04/10/33 (144A) (a)	217,329	217,557
5.624%, 3M TSFR + 1.342%, 04/26/31 (144A) (a)	15,322	15,322
5.640%, 3M TSFR + 1.370%, 07/20/37 (144A) (a)	500,000	500,745
5.670%, 3M TSFR + 1.400%, 07/20/37 (144A) (a)	250,000	250,754
5.944%, 3M TSFR + 1.662%, 04/26/31 (144A) (a)	180,000	180,084
Octagon 57 Ltd.
6.168%, 3M TSFR + 1.912%, 10/15/34 (144A) (a)	250,000	250,192
Octagon Investment Partners 18-R Ltd.
5.482%, 3M TSFR + 1.222%, 04/16/31 (144A) (a)	648,333	648,294
Octagon Investment Partners 39 Ltd.
6.070%, 3M TSFR + 1.800%, 10/20/30 (144A) (a)	860,000	861,735
Octagon Investment Partners XV Ltd.
5.881%, 3M TSFR + 1.612%, 07/19/30 (144A) (a)	250,000	249,992
Octagon Investment Partners XVI Ltd.
5.561%, 3M TSFR + 1.282%, 07/17/30 (144A) (a)	1,366,794	1,367,309
Octagon Investment Partners XVII Ltd.
5.543%, 3M TSFR + 1.262%, 01/25/31 (144A) (a)	369,386	369,345
OHA Credit Funding 17 Ltd.
5.750%, 3M TSFR + 1.480%, 04/20/37 (144A) (a)	490,000	492,569
OHA Credit Funding 2 Ltd.
5.510%, 3M TSFR + 1.240%, 01/21/38 (144A) (a)	2,590,000	2,599,689
OHA Credit Funding 3 Ltd.
5.590%, 3M TSFR + 1.320%, 01/20/38 (144A) (a)	300,000	301,190
OHA Credit Funding 7 Ltd.
Zero Coupon, 3M TSFR + 1.280%, 07/19/38 (144A) (a)	250,000	250,000
5.570%, 3M TSFR + 1.300%, 02/24/37 (144A) (a)	630,000	630,000
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
OHA Credit Funding 9 Ltd.
5.970%, 3M TSFR + 1.700%, 10/19/37 (144A) (a)	350,000	$350,753
OHA Credit Partners XI Ltd.
5.730%, 3M TSFR + 1.460%, 04/20/37 (144A) (a)	540,000	541,604
OHA Credit Partners XII Ltd.
6.229%, 3M TSFR + 1.950%, 04/23/37 (144A) (a)	250,000	250,951
OHA Loan Funding Ltd.
5.630%, 3M TSFR + 1.302%, 05/23/31 (144A) (a)	2,122,324	2,123,705
5.681%, 3M TSFR + 1.412%, 01/19/37 (144A) (a)	310,000	310,191
5.730%, 3M TSFR + 1.460%, 07/20/37 (144A) (a)	610,000	611,872
OneMain Financial Issuance Trust
5.790%, 05/14/41 (144A)	2,497,000	2,612,928
Owl Rock CLO XVIII LLC
5.975%, 3M TSFR + 1.700%, 07/24/36 (144A) (a)	460,000	458,039
OZLM XVIII Ltd.
5.538%, 3M TSFR + 1.282%, 04/15/31 (144A) (a)	118,868	118,887
6.068%, 3M TSFR + 1.812%, 04/15/31 (144A) (a)	250,000	250,155
OZLM XXII Ltd.
5.611%, 3M TSFR + 1.332%, 01/17/31 (144A) (a)	32,466	32,470
Palmer Square CLO Ltd.
5.668%, 3M TSFR + 1.412%, 01/15/35 (144A) (a)	250,000	250,176
5.719%, 3M TSFR + 1.412%, 11/14/34 (144A) (a)	550,000	550,387
5.976%, 3M TSFR + 1.650%, 11/15/36 (144A) (a)	250,000	250,355
Palmer Square Loan Funding Ltd.
5.856%, 3M TSFR + 1.600%, 04/15/31 (144A) (a)	1,580,000	1,580,741
9.518%, 3M TSFR + 5.262%, 10/15/29 (144A) (a)	270,000	268,963
Park Blue CLO Ltd.
5.641%, 3M TSFR + 1.340%, 01/25/38 (144A) (a)	250,000	250,625
PCL Funding IX PLC
5.523%, SONIA + 1.300%, 07/16/29 (GBP) (a)	100,000	136,889
Point Broadband Funding LLC
8.156%, 07/20/55 (144A)	1,276,000	1,276,000
Prima Capital CRE Securitization Ltd.
4.000%, 08/24/40 (144A)	729,378	705,555
Progress Residential Trust
3.407%, 05/17/38 (144A)	1,340,000	1,313,345
3.436%, 05/17/26 (144A)	1,070,000	1,055,031
3.666%, 12/17/40 (144A)	296,418	281,091
4.053%, 11/17/40 (144A)	221,000	211,223
4.608%, 12/17/40 (144A)	1,197,598	1,163,533
Quarzo SRL
4.275%, 3M EURIBOR + 2.300%, 06/15/41 (EUR) (a)	81,863	97,474
5.675%, 3M EURIBOR + 3.700%, 06/15/41 (EUR) (a)	81,863	97,454
Race Point IX CLO Ltd.
5.458%, 3M TSFR + 1.202%, 10/15/30 (144A) (a)	119,417	119,384
Rad CLO 15 Ltd.
5.621%, 3M TSFR + 1.352%, 01/20/34 (144A) (a)	246,730	246,668
Rad CLO 25 Ltd.
5.730%, 3M TSFR + 1.460%, 07/20/37 (144A) (a)	640,000	641,688
Rad CLO 7 Ltd.
5.630%, 3M TSFR + 1.350%, 04/17/36 (144A) (a)	250,000	250,102
6.180%, 3M TSFR + 1.900%, 04/17/36 (144A) (a)	460,000	460,289
6.880%, 3M TSFR + 2.600%, 04/17/36 (144A) (a)	250,000	249,767
8.430%, 3M TSFR + 4.150%, 04/17/36 (144A) (a)	250,000	249,648
Redwood Funding Trust
7.500%, 07/25/59 (144A) (j)	583,982	581,785
See accompanying notes to financial statements.
BHFTII-33

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Regatta 31 Funding Ltd.
5.401%, 3M TSFR + 1.170%, 03/25/38 (144A) (a)	270,000	$270,093
5.831%, 3M TSFR + 1.600%, 03/25/38 (144A) (a)	250,000	250,717
Regatta VI Funding Ltd.
5.691%, 3M TSFR + 1.422%, 04/20/34 (144A) (a)	760,000	760,489
Regatta VII Funding Ltd.
5.731%, 3M TSFR + 1.412%, 06/20/34 (144A) (a)	280,000	280,535
Regatta XIX Funding Ltd.
6.122%, 3M TSFR + 1.850%, 04/20/35 (144A) (a)	250,000	251,082
Regatta XVIII Funding Ltd.
5.416%, 3M TSFR + 1.160%, 04/15/38 (144A) (a)	436,000	435,043
Regatta XXIV Funding Ltd.
5.590%, 3M TSFR + 1.320%, 01/20/38 (144A) (a)	250,000	250,710
Regatta XXVII Funding Ltd.
5.813%, 3M TSFR + 1.530%, 04/26/37 (144A) (a)	470,000	471,346
Regional Management Issuance Trust
1.900%, 08/15/33 (144A)	173,000	164,687
3.875%, 10/17/33 (f) (g)	3,710,000	3,552,325
5.110%, 12/15/33 (144A)	261,000	262,428
7.460%, 07/15/36 (144A)	102,000	105,874
Riserva CLO Ltd.
5.591%, 3M TSFR + 1.322%, 01/18/34 (144A) (a)	940,000	941,178
Rockford Tower CLO Ltd.
5.631%, 3M TSFR + 1.362%, 04/20/34 (144A) (a)	856,000	858,062
5.721%, 3M TSFR + 1.452%, 10/20/30 (144A) (a)	895,728	895,964
6.018%, 3M TSFR + 1.762%, 10/15/29 (144A) (a)	1,781,000	1,785,369
7.368%, 3M TSFR + 3.112%, 10/15/29 (144A) (a)	939,000	939,948
Romark WM-R Ltd.
5.561%, 3M TSFR + 1.292%, 04/20/31 (144A) (a)	226,207	226,263
RR 12 Ltd.
5.856%, 3M TSFR + 1.600%, 01/15/36 (144A) (a)	250,000	249,721
RR 19 Ltd.
5.915%, 3M TSFR + 1.550%, 04/15/40 (144A) (a)	250,000	250,510
RR 32 Ltd.
5.616%, 3M TSFR + 1.360%, 10/15/39 (144A) (a)	1,860,000	1,863,571
RR 38 Ltd.
5.472%, 3M TSFR + 1.150%, 04/15/40 (144A) (a)	1,620,000	1,618,131
RR 5 Ltd.
6.206%, 3M TSFR + 1.950%, 07/15/39 (144A) (a)	250,000	250,875
Saxon Asset Securities Trust
2.117%, 08/25/35 (j)	164,114	124,127
SC Germany SA Compartment Consumer
3.292%, 1M EURIBOR + 1.400%, 05/14/38 (EUR) (a)	100,000	118,752
3.592%, 1M EURIBOR + 1.700%, 05/14/38 (EUR) (a)	100,000	117,976
3.664%, 1M EURIBOR + 1.750%, 12/14/38 (EUR) (a)	100,000	118,631
Securitized Asset-Backed Receivables LLC Trust
4.874%, 1M TSFR + 0.554%, 01/25/37 (a)	82,000	59,912
Service Experts Issuer LLC
2.670%, 02/02/32 (144A)	373,949	364,434
6.390%, 11/20/35 (144A)	507,684	516,774
SG Mortgage Securities Trust
4.854%, 1M TSFR + 0.534%, 10/25/36 (a)	570,000	431,361
Signal Peak CLO 5 Ltd.
5.832%, 3M TSFR + 1.550%, 04/25/37 (144A) (a)	270,000	270,813
Silver Point CLO 4 Ltd.
5.886%, 3M TSFR + 1.630%, 04/15/37 (144A) (a)	1,090,000	1,093,416
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Silver Point CLO 8 Ltd.
5.432%, 3M TSFR + 1.210%, 04/15/38 (144A) (a)	770,000	$768,863
Sixth Street CLO IX Ltd.
5.650%, 3M TSFR + 1.380%, 07/21/37 (144A) (a)	300,000	300,679
Sixth Street CLO XIX Ltd.
5.631%, 3M TSFR + 1.362%, 07/20/34 (144A) (a)	573,000	573,599
Sixth Street CLO XX Ltd.
5.957%, 3M TSFR + 1.650%, 07/17/38 (144A) (a)	250,000	250,000
6.181%, 3M TSFR + 1.912%, 10/20/34 (144A) (a)	250,000	250,000
SoFi Personal Loan Trust
1.749%, 02/12/31	23,003	648,247
6.060%, 02/12/31 (144A)	794,375	797,902
Sound Point CLO II Ltd.
5.614%, 3M TSFR + 1.332%, 01/26/31 (144A) (a)	122,791	122,853
Soundview Home Loan Trust
4.959%, 1M TSFR + 0.639%, 01/25/37 (a)	3,399,241	3,247,573
5.229%, 1M TSFR + 0.909%, 01/25/35 (a)	12,298	10,358
5.454%, 1M TSFR + 1.134%, 11/25/35 (a)	158,500	126,766
Steele Creek CLO Ltd.
5.768%, 3M TSFR + 1.512%, 10/15/30 (144A) (a)	83,309	83,314
Subway Funding LLC
6.268%, 07/30/54 (144A)	832,815	853,193
Sycamore Tree CLO Ltd.
6.520%, 3M TSFR + 2.250%, 04/20/36 (144A) (a)	320,000	320,378
Symphony CLO XX Ltd.
5.811%, 3M TSFR + 1.550%, 01/16/32 (144A) (a)	250,000	250,015
Symphony CLO XXVI Ltd.
5.611%, 3M TSFR + 1.342%, 04/20/33 (144A) (a)	328,511	328,965
Tiaa CLO III Ltd.
5.672%, 3M TSFR + 1.412%, 01/16/31 (144A) (a)	109,752	109,786
TICP CLO VI Ltd.
5.638%, 3M TSFR + 1.382%, 01/15/34 (144A) (a)	820,000	821,476
TICP CLO VII Ltd.
6.156%, 3M TSFR + 1.900%, 04/15/33 (144A) (a)	395,000	395,335
TICP CLO XI Ltd.
6.332%, 3M TSFR + 2.050%, 04/25/37 (144A) (a)	260,000	261,216
Trestles CLO IV Ltd.
5.701%, 3M TSFR + 1.432%, 07/21/34 (144A) (a)	1,170,000	1,170,398
Tricon Residential Trust
3.692%, 07/17/38 (144A)	795,000	776,652
4.133%, 07/17/38 (144A)	639,000	622,456
Trinitas CLO IV Ltd.
5.931%, 3M TSFR + 1.662%, 10/18/31 (144A) (a)	160,000	160,074
Trinitas CLO VII Ltd.
5.342%, 3M TSFR + 1.060%, 01/25/35 (144A) (a)	500,000	496,657
Trinitas CLO XIV Ltd.
6.232%, 3M TSFR + 1.950%, 01/25/34 (144A) (a)	560,000	560,264
Vantage Data Centers Jersey Borrower SPV Ltd.
6.172%, 05/28/39 (GBP)	480,000	675,350
Venture 32 CLO Ltd.
5.601%, 3M TSFR + 1.332%, 07/18/31 (144A) (a)	181,708	181,797
Verdelite Static CLO Ltd.
5.400%, 3M TSFR + 1.130%, 07/20/32 (144A) (a)	327,959	327,795
VOLT CVI LLC
5.734%, 12/26/51 (144A) (j)	1,020,682	1,017,517
See accompanying notes to financial statements.
BHFTII-34

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Voya CLO Ltd.
5.456%, 3M TSFR + 1.200%, 10/15/31 (144A) (a)	465,798	$466,334
5.470%, 3M TSFR + 1.200%, 07/20/32 (144A) (a)	1,156,334	1,155,769
5.626%, 3M TSFR + 1.370%, 10/15/37 (144A) (a)	1,990,000	1,993,522
5.853%, 3M TSFR + 1.550%, 04/20/38 (144A) (a)	250,000	250,804
Voya Euro CLO V DAC
4.029%, 3M EURIBOR + 1.750%, 04/15/35 (144A) (EUR) (a)	340,000	400,556
Washington Mutual Asset-Backed Certificates WMABS Trust
4.420%, 1M TSFR + 0.424%, 10/25/36 (a)	473,970	356,700
4.794%, 1M TSFR + 0.474%, 09/25/36 (a)	1,590,860	403,071
Whitebox CLO I Ltd.
5.595%, 3M TSFR + 1.320%, 07/24/36 (144A) (a)	253,000	253,087
7.375%, 3M TSFR + 3.100%, 07/24/36 (144A) (a)	500,000	500,331
10.025%, 3M TSFR + 5.750%, 07/24/36 (144A) (a)	250,000	249,337
Whitebox CLO II Ltd.
5.655%, 3M TSFR + 1.380%, 10/24/37 (144A) (a)	981,000	983,182
Whitebox CLO III Ltd.
7.106%, 3M TSFR + 2.850%, 10/15/35 (144A) (a)	250,000	250,164
9.906%, 3M TSFR + 5.650%, 10/15/35 (144A) (a)	250,000	250,619
		167,680,394
Asset-Backed - Student Loan — 0.8%
College Avenue Student Loans LLC
2.420%, 06/25/52 (144A)	115,479	104,533
2.720%, 06/25/52 (144A)	64,059	59,021
Navient Private Education Loan Trust
5.326%, 1M TSFR + 1.014%, 11/15/68 (144A) (a)	184,886	184,354
Navient Private Education Refi Loan Trust
2.610%, 04/15/60 (144A)	141,583	126,954
2.690%, 07/15/69 (144A)	450,000	381,208
3.480%, 04/15/60 (144A)	374,818	349,908
5.660%, 10/15/72 (144A)	1,896,362	1,920,854
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	2,102,119	1,832,668
2.680%, 04/20/62 (144A)	3,120,000	2,745,902
2.850%, 04/20/62 (144A)	3,661,000	3,237,822
2.900%, 04/20/62 (144A)	1,640,000	1,462,498
3.360%, 04/20/62 (144A)	110,000	94,936
3.500%, 04/20/62 (144A)	170,000	145,938
3.570%, 04/20/62 (144A)	142,000	121,916
3.750%, 04/20/62 (144A)	277,000	239,221
4.380%, 04/20/62 (144A)	100,000	85,611
4.440%, 04/20/62 (144A)	160,000	140,769
4.750%, 04/20/62 (144A)	260,000	227,985
4.930%, 04/20/62 (144A)	374,000	333,182
6.555%, SOFR30A + 2.250%, 11/25/53 (144A) (a)	426,732	433,165
Prodigy Finance DAC
5.684%, 1M TSFR + 1.364%, 07/25/51 (144A) (a)	206,419	206,221
6.934%, 1M TSFR + 2.614%, 07/25/51 (144A) (a)	47,545	48,070
Scholar Funding Trust
5.075%, SOFR30A + 0.764%, 01/30/45 (144A) (a)	2,077,425	2,047,427
SLM Private Education Loan Trust
9.176%, 1M TSFR + 4.864%, 10/15/41 (144A) (a)	1,887,486	1,977,263
SMB Private Education Loan Trust
2.300%, 01/15/53 (144A)	109,455	105,836
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
SMB Private Education Loan Trust
2.990%, 01/15/53 (144A)	1,070,599	$935,244
3.000%, 01/15/53 (144A)	68,313	59,217
3.500%, 12/17/40 (144A)	321,576	319,567
3.860%%, 01/15/53 (144A)	458,008	415,083
3.930%, 01/15/53 (144A)	33,390	29,672
5.403%, SOFR30A + 1.100%, 06/17/52 (144A) (a)	526,668	522,896
		20,894,941
Total Asset-Backed Securities (Cost $232,920,337)		224,557,679

Foreign Government—4.4%
Sovereign — 4.4%
Brazil Notas do Tesouro Nacional
10.000%, 01/01/29 (BRL)	20,100,000	3,394,474
10.000%, 01/01/35 (BRL)	56,786,000	8,617,914
Bundesrepublik Deutschland Bundesanleihe
2.500%, 08/15/54 (EUR)	4,447,000	4,654,659
Colombia TES
6.250%, 07/09/36 (COP)	23,813,200,000	3,761,280
European Union
2.500%, 10/04/52 (EUR)	2,020,000	1,849,516
3.000%, 03/04/53 (EUR)	19,294,541	19,505,903
Indonesia Government International Bonds
2.850%, 02/14/30	2,172,000	2,034,342
3.050%, 03/12/51	1,965,000	1,292,571
Israel Government International Bonds
5.750%, 03/12/54	1,440,000	1,332,754
Italy Buoni Poliennali Del Tesoro
3.650%, 08/01/35 (144A) (EUR)	15,423,000	18,498,473
Japan Government Thirty Year Bonds
2.300%, 12/20/54 (JPY)	1,025,050,000	6,390,609
2.400%, 03/20/55 (JPY)	521,550,000	3,323,353
Kingdom of Belgium Government Bonds
3.300%, 06/22/54 (144A) (EUR)	5,790,320	6,074,034
Mexico Government International Bonds
2.659%, 05/24/31	3,275,000	2,832,875
3.500%, 02/12/34	3,805,000	3,188,590
4.500%, 01/31/50	4,504,000	3,270,129
4.875%, 05/19/33	458,000	431,986
6.350%, 02/09/35	6,239,000	6,372,203
6.875%, 05/13/37	4,211,000	4,389,125
Panama Government International Bonds
3.875%, 03/17/28	1,279,000	1,235,066
4.500%, 04/01/56	1,811,000	1,171,608
Peru Government International Bonds
3.550%, 03/10/51	2,017,000	1,382,593
Philippines Government International Bonds
3.000%, 02/01/28	1,834,000	1,771,095
3.200%, 07/06/46	2,044,000	1,439,340
U.K. Gilts
4.375%, 07/31/54 (GBP)	3,185,527	3,787,557
Uruguay Government International Bonds
4.375%, 10/27/27	1,266,587	1,269,019
See accompanying notes to financial statements.
BHFTII-35

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Uruguay Government International Bonds
5.100%, 06/18/50	1,478,733	$1,363,717
Total Foreign Government (Cost $119,227,777)		114,634,785

Floating Rate Loans (n)—0.8%
Agriculture — 0.0%
Hydrofarm Holdings LLC
2021 Term Loan, 10.041%, 3M TSFR + 5.500%, 10/25/28	347,018	289,760
Apparel — 0.0%
Fanatics Commerce Intermediate Holdco LLC
Term Loan B, 7.691%, 1M TSFR + 3.250%, 11/24/28	82,823	82,927
Auto Parts & Equipment — 0.0%
Emerald Technologies U.S. Acquisitionco, Inc.
Term Loan, 10.733%, 3M TSFR + 6.250%, 12/29/27	254,750	178,325
Chemicals — 0.0%
Flexsys Holdings, Inc.
2025 Second Out Refinancing Term Loan, 9.691%, 1M TSFR + 5.250%, 08/01/29	341,198	177,209
Commercial Services — 0.1%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.177%, 1M TSFR + 3.750%, 05/12/28	595,787	599,083
Digital Room Holdings, Inc.
2021 Term Loan, 9.677%, 1M TSFR + 5.250%, 12/21/28	500,197	496,446
Interface Security Systems LLC
Term Loan, 08/07/25 † (f) (g)	1,936,457	1,016,640
USAVFLOW II Ltd.
Term Loan B, 10.812%, 1M TSFR + 6.500%, 08/16/29 † (f) (g)	295,000	295,737
Vaco Holdings LLC
2022 Term Loan, 9.446%, 3M TSFR + 5.000%, 01/21/29	269,758	248,093
		2,655,999
Computers — 0.2%
Alorica, Inc.
2022 Term Loan, 11.202%, 1M TSFR + 6.875%, 12/21/27 † (f) (g)	792,778	781,917
Coreweave Compute Acquisition Co. II LLC
Delayed Draw Term Loan, 13.915% - 17.532%, 3M TSFR + 9.620%, 07/31/28 † (f) (g) (o)	1,946,800	1,929,863
Coreweave Compute Acquisition Co. IV LLC
2024 Delayed Draw Term Loan, 10.279% - 10.330%, 1M TSFR + 6.000%, 3M TSFR + 6.000%, 05/16/29 † (f) (g) (o) (p)	2,784,000	2,752,819
Veritas U.S., Inc.
2024 Priority Term Loan, 16.796%, 3M TSFR + 12.500%, 12/09/29	156,014	157,184
		5,621,783
Security Description	Principal Amount*	Value

Cosmetics/Personal Care — 0.0%
Euro Parfums Fze
Term Loan B, 10.995%, 6M TSFR + 6.750%, 06/23/28 (f) (g)	174,970	$178,697
Diversified Financial Services — 0.0%
CPPIB Capital, Inc.
Term Loan B, 7.046%, 3M TSFR + 2.750%, 08/20/31	423,798	423,269
Entertainment — 0.1%
Bally's Corp.
2021 Term Loan B, 7.784%, 3M TSFR + 3.250%, 10/02/28	1,291,221	1,147,170
ECL Entertainment LLC
2024 1st Lien Term Loan B, 7.827%, 1M TSFR + 3.500%, 09/03/30	848,732	852,976
J&J Ventures Gaming LLC
2025 Repriced Term Loan B, 7.827%, 1M TSFR + 3.500%, 04/26/30	312,561	309,094
Maverick Gaming LLC
2024 PIK Term Loan, 13.781%, 3M TSFR + 7.500%, 06/03/28 †	267,247	243,862
2024 Second Out Term Loan, 13.781%, 3M TSFR + 7.500%, 06/03/28 †	469,331	305,065
		2,858,167
Healthcare-Services — 0.0%
Medical Solutions Holdings, Inc.
2021 2nd Lien Term Loan, 11.380%, 3M TSFR + 7.000%, 11/01/29	274,000	128,095
Lodging — 0.1%
Spectacle Gary Holdings LLC
2021 Term Loan B, 8.696%, 3M TSFR + 4.250%, 12/11/28	1,239,186	1,214,402
Media — 0.1%
CSC Holdings LLC
2019 Term Loan B5, 9.000%, PRIME + 1.500%, 04/15/27	153,451	149,807
DirecTV Financing LLC
2025 Term Loan B, 9.827%, 1M TSFR + 5.500%, 02/17/31	536,740	515,270
Term Loan, 9.541%, 3M TSFR + 5.000%, 08/02/27	44,610	44,850
		709,927
Oil & Gas — 0.0%
CVR Energy, Inc.
Term Loan B, 8.296%, 3M TSFR + 4.000%, 12/30/27	393,942	394,434
Oil & Gas Services — 0.2%
Northwind Midstream Partners LLC
Term Loan, 10.696%, 3M TSFR + 6.250%, 03/03/32 † (f) (g)	2,721,000	2,670,117
Solaris Energy Infrastructure LLC
Term Loan, 10.296%, 3M TSFR + 6.000%, 09/11/29 (f) (g)	1,604,000	1,604,000
		4,274,117
See accompanying notes to financial statements.
BHFTII-36

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Floating Rate Loans (n)—(Continued)
Security Description	Principal Amount*/ Shares	Value

Software — 0.0%
ConnectWise LLC
2021 Term Loan B, 8.057%, 3M TSFR + 3.500%, 09/29/28	404,835	$407,365
Telecommunications — 0.0%
Connect Finco SARL
2024 Extended Term Loan B, 8.827%, 1M TSFR + 4.500%, 09/27/29	519,740	495,540
Total Floating Rate Loans (Cost $21,747,421)		20,090,016

Municipals—0.7%
American Municipal Power, Inc.
8.084%, 02/15/50	510,000	646,819
Bay Area Toll Authority
7.043%, 04/01/50	1,215,000	1,377,102
City of San Antonio Electric & Gas Systems Revenue
5.808%, 02/01/41	875,000	883,743
Los Angeles Community College District, General Obligation Unlimited
6.600%, 08/01/42	785,000	851,670
Metropolitan Transportation Authority
6.668%, 11/15/39	170,000	183,844
6.814%, 11/15/40	210,000	227,780
Municipal Electric Authority of Georgia
6.637%, 04/01/57	443,000	478,321
New Jersey Turnpike Authority
7.414%, 01/01/40	492,000	587,962
New York City Municipal Water Finance Authority
5.882%, 06/15/44	270,000	273,688
New York State Dormitory Authority
5.389%, 03/15/40	355,000	355,196
Port Authority of New York & New Jersey
4.960%, 08/01/46	1,350,000	1,268,635
Port of Beaumont Navigation District
10.000%, 07/01/26	1,475,000	1,490,218
State of California, General Obligation Unlimited
4.600%, 04/01/38	3,765,000	3,826,249
7.550%, 04/01/39	780,000	934,816
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33	2,626,372	2,634,211
State of Texas, General Obligation Unlimited
5.517%, 04/01/39	820,000	844,015
University of California
4.858%, 05/15/2112	239,000	198,206
Total Municipals (Cost $18,889,036)		17,062,475

Common Stocks—0.5%
Banks — 0.1%
Flagstar Financial, Inc.	89,337	946,972
JPMorgan Chase & Co.	6,929	2,008,787
		2,955,759
Security Description	Shares	Value
Broadline Retail — 0.0%
Rakuten Group, Inc. (q)	42,394	$233,337
Communications Equipment — 0.0%
CommScope Holding Co., Inc. (q)	24,072	199,316
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc. (q)	87,019	381,143
Electrical Equipment — 0.0%
Freewire Technologies † (f) (g) (q)	25	0
GE Vernova, Inc.	810	428,612
		428,612
Energy Equipment & Services — 0.1%
Flowco Holdings, Inc. - Class A	19,901	354,437
Solaris Energy Infrastructure, Inc. (k)	39,658	1,121,925
		1,476,362
Entertainment — 0.0%
Warner Bros Discovery, Inc. (q)	49,094	562,617
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc. (q)	10,266	291,452
Genius Sports Ltd. (q)	112,759	1,172,693
		1,464,145
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp.	1,832	355,060
Lodging — 0.0%
Sonder Holdings, Inc. - Class A † (q)	4,351	11,748
Machinery — 0.0%
Palladyne AI Corp. (e) (q)	1,162	10,063
Media — 0.0%
AMC Networks, Inc. - Class A (q)	21,427	134,347
Metals & Mining — 0.0%
Algoma Steel Group, Inc.	44,147	304,173
Mortgage Real Estate Investment Trusts — 0.1%
Blackstone Mortgage Trust, Inc. - Class A (e) (k)	78,544	1,511,972
Oil, Gas & Consumable Fuels — 0.0%
Kinder Morgan, Inc.	9,618	282,769
Venture Global, Inc. - Class A (e)	1,377	21,454
Viper Energy, Inc.	3,843	146,533
		450,756
Professional Services — 0.0%
Amentum Holdings, Inc. (q)	21,539	508,536
Residential REITs — 0.1%
Invitation Homes, Inc.	20,048	657,574
See accompanying notes to financial statements.
BHFTII-37

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Warrants—0.0%
Security Description	Shares/ Principal Amount*	Value
Software — 0.0%
IREN Ltd. (q)	12,326	$179,590
Wireless Telecommunication Services — 0.0%
WOM New Holdco (g) (q)	1,032	28,896
Total Common Stocks (Cost $11,250,886)		11,854,006

Preferred Stocks—0.2%
Home Builders — 0.1%
Dream Finders Homes, Inc., 9.000%, 09/08/26 † (f) (g)	2,628	2,588,580
IT Services — 0.1%
Versa Networks, Inc. - Series E, 12.000% PIK † (f) (g) (h)	678,151	3,465,352
Oil & Gas — 0.0%
Insight M, Inc. - Series D † (f) (g) (q)	481,839	109,618
Software — 0.0%
Lessen Holdings, Inc. † (f) (g) (q)	23,458	68,732
Total Preferred Stocks (Cost $5,048,899)		6,232,282

Convertible Bonds—0.1%
Diversified Financial Services — 0.0%
WOM Chile Holdco SpA
5.000%, 5.000% PIK, 04/01/32 (144A) (h)	546,844	540,364
Energy-Alternate Sources — 0.0%
Stem, Inc.
0.500%, 12/01/28 (144A)	102,000	24,735
Investment Companies — 0.0%
IREN Ltd.
3.500%, 12/15/29 (144A)	206,000	266,358
Media — 0.0%
DISH Network Corp.
Zero Coupon, 12/15/25	459,000	413,100
3.375%, 08/15/26	130,000	107,965
		521,065
Oil & Gas Services — 0.1%
Solaris Energy Infrastructure, Inc.
4.750%, 05/01/30	608,000	811,300
Pipelines — 0.0%
Golar LNG Ltd.
2.750%, 12/15/30 (144A)	112,000	114,800
Software — 0.0%
Core Scientific, Inc.
Zero Coupon, 06/15/31 (144A)	71,000	77,124
Total Convertible Bonds (Cost $2,107,720)		2,355,746

Security Description	Shares	Value

IT Services — 0.0%
Versa Networks, Inc., Expires 10/07/32 † (f) (g) (q)	83,584	$337,679
Lodging — 0.0%
Sonder Holdings, Inc. Expires 04/11/30 † (f) (g)	43,128	63,398
Sonder Holdings, Inc. Expires 12/30/29 †	4,323	11,629
		75,027
Machinery — 0.0%
Palladyne AI Corp., Expires 09/24/26 (q)	102,425	39,126
Oil & Gas — 0.0%
Insight M, Inc., Expires 01/31/29 † (f) (g) (q)	499,269	49,028
Software — 0.0%
Aurora Innovation, Inc., Expires 11/03/26 (q)	2,636	2,294
Latch, Inc., Expires 06/04/26 (q)	6,439	0
		2,294
Specialty Retail — 0.0%
EVgo, Inc., Expires 07/01/26 (q)	12,581	2,768
Total Warrants (Cost $172,352)		505,922

Convertible Preferred Stocks—0.0%
Aerospace & Defense — 0.0%
Boeing Co., 6.000%, 10/15/27	5,400	367,200
IT Services — 0.0%
Cohesity Global, Inc. - Series G-1 (q)	1,382	31,095
Cohesity Global, Inc. - Series G (q)	2,000	45,000
		76,095
Total Convertible Preferred Stocks (Cost $337,440)		443,295

Escrow Shares—0.0%
Oil & Gas — 0.0%
Chesapeake Energy Corp. (f) (g) (q)	100,000	0
Savings & Loans — 0.0%
Washington Mutual, Inc. (f) (g) (q)	8,777,000	0
Total Escrow Shares (Cost $0)		0
See accompanying notes to financial statements.
BHFTII-38

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Short-Term Investments—3.9%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—3.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $102,402,544; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $104,441,350	102,393,300	$102,393,300
Total Short-Term Investments (Cost $102,393,300)		102,393,300

Securities Lending Reinvestments (r)—0.2%
Short-Term Investment Funds—0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.190% (s)	600,000	600,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.220% (s)	600,000	600,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.260% (s)	600,000	600,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.230% (s)	600,000	600,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.270% (s)	600,000	600,000
		3,000,000

Repurchase Agreements—0.1%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $1,000,122; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $1,020,000	1,000,000	1,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $500,061; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $510,062	500,000	500,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $304,815; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $310,874	304,778	304,778
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $500,062; collateralized by various Common Stock with an aggregate market value of $556,309	500,000	$500,000
		2,304,778
Total Securities Lending Reinvestments (Cost $5,304,778)		5,304,778
Total Purchased Options—0.1% (t) (Cost $1,815,303)		1,670,261
Total Investments—117.1% (Cost $3,140,912,382)		3,031,608,617
Unfunded Loan Commitments—(0.0)% (Cost $(969,284))		(969,284)
Net Investments—117.1% (Cost $3,139,943,098)		3,030,639,333
Other assets and liabilities (net)—(17.1)%		(442,542,732)
Net Assets—100.0%		$2,588,096,601

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2025, the market value of restricted securities was
$30,344,186, which is 1.2% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Principal only security.
(c)	Interest only security.
(d)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(e)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $18,652,817 and the collateral received consisted of cash in the amount of $5,304,778 and non-cash collateral with a value of $13,986,575. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 1.6% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Payment-in kind security for which part of the income earned may be paid as additional
See accompanying notes to financial statements.
BHFTII-39

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
principal.
(i)	Perpetual bond with no specified maturity date.
(j)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(k)	All or a portion of the security was pledged as collateral against open OTC derivative contracts. As of June 30, 2025, the market value of securities pledged was $1,004,720.
(l)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2025, the market value of securities pledged was $7,088,702.
(m)	Principal amount of security is adjusted for inflation.
(n)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(o)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of June 30, 2025.
(p)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(q)	Non-income producing security.
(r)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(s)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(t)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$536,398,340, which is 20.7% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount		Cost	Value
Alorica, Inc., 11.202%, 12/21/27	01/26/23	USD	792,778	$788,777	$781,917
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 08/15/26	04/16/24-07/25/24	USD	982,000	898,260	921,971
CENT Trust, 6.932%, 09/15/38	11/09/23-11/28/23	USD	2,110,000	2,122,356	2,112,623
Coreweave Compute Acquisition Co. II LLC, 13.915% - 17.532%, 07/31/28	07/31/23	USD	1,946,800	1,945,860	1,929,863
Coreweave Compute Acquisition Co. IV LLC, 10.279% - 10.330%, 05/16/29	05/20/24	USD	2,784,000	2,784,000	2,752,819
Dream Finders Homes, Inc., 9.000%, 09/08/26	09/29/21		2,628	2,601,720	2,588,580
Freewire Technologies	03/21/24		25	25	0
Homes by WestBay, LLC, 11.000%, 02/06/30	02/06/24	USD	3,134,000	3,088,919	3,138,074
Insight M, Inc. - Series D	01/31/24		481,839	164,500	109,618
Insight M, Inc., Expires 01/31/29	01/31/24-07/31/24		499,269	0	49,028
Interface Security Systems LLC, Zero Coupon, 08/07/25	08/13/19-05/30/25	USD	1,936,457	1,897,512	1,016,640
Knollwood CDO Ltd., 10.700%, 01/10/39	02/10/04	USD	1,394,689	1,394,689	139
Lessen Holdings, Inc.	01/05/23		23,458	303,694	68,732
Lessen Holdings, Inc., 12.170%, 01/05/28	01/05/23-03/31/25	USD	1,888,083	1,850,679	1,739,491
Maverick Gaming LLC, 13.781%, 06/03/28	04/03/24-04/05/24	USD	267,247	235,347	243,862
Maverick Gaming LLC, 13.781%, 06/03/28	04/03/24-01/03/25	USD	469,331	466,573	305,065
New Generation Gas Gathering LLC, 9.360%, 09/30/29	09/30/24-05/15/25	USD	1,303,351	1,285,547	1,293,576
Northwind Midstream Partners LLC, 10.696%, 03/03/32	03/18/25	USD	2,721,000	2,668,828	2,670,117
Oceana Australian Fixed Income Trust, 10.500%, 07/31/28	01/14/25	AUD	639,000	395,509	426,362
Oceana Australian Fixed Income Trust, 12.000%, 07/31/25	08/31/23	AUD	304,000	196,977	200,338
Oceana Australian Fixed Income Trust, 12.500%, 07/31/27	08/31/23	AUD	759,000	491,794	523,913
Oceana Australian Fixed Income Trust, 12.500%, 07/31/26	08/31/23	AUD	456,000	295,465	307,619
Pioneer MidCo. LLC, 11.625%, 11/18/30	01/27/23-03/31/25	USD	1,370,221	1,352,266	1,389,130
Sonder Holdings, Inc. - Class A	08/13/24		4,351	43	11,748
Sonder Holdings, Inc., 7.000%, 12/10/27	01/19/22-03/31/25	USD	1,775,608	1,761,545	1,522,584
Sonder Holdings, Inc. Expires 04/11/30	04/11/25		43,128	0	63,398
Sonder Holdings, Inc. Expires 12/30/29	12/30/24		4,323	0	11,629
USAVFLOW II Ltd., 10.812%, 08/16/29	08/20/24	USD	295,000	295,000	295,737
Versa Networks, Inc. - Series E	10/14/22		678,151	1,978,985	3,465,352
Versa Networks, Inc., Expires 10/07/32	10/14/22		83,584	0	337,679
Zayo Group Holdings, Inc., 4.000%, 03/01/27	09/03/24-09/04/24	USD	71,000	64,593	66,582
					$30,344,186
TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	1.500%	TBA	$(2,697,000)	$(2,376,731)	$(2,396,119)
Uniform Mortgage-Backed Security, TBA	2.000%	TBA	(2,592,000)	(2,396,360)	(2,431,464)
See accompanying notes to financial statements.
BHFTII-40

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	3.000%	TBA	$(5,618,300)	$(4,882,310)	$(4,928,492)
Uniform Mortgage-Backed Security, TBA	4.500%	TBA	(20,374,000)	(18,881,232)	(19,336,372)
Totals				$(28,536,633)	$(29,092,447)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$4,994,189,518	$858,252,195	$4 ,859,041,143	$835,379,308
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2025 were as follows:
Purchases	Sales
$3,691,808,684	$3,466,137,554
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(41,164)	$—	$—	$—	$(41,164)
Corporate Bonds & Notes	(5,263,614)	—	—	—	(5,263,614)
Total Borrowings	$(5,304,778)	$—	$—	$—	$(5,304,778)
Gross amount of recognized liabilities for securities lending transactions					$(5,304,778)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	30,746,818	BBP	09/17/25	USD	5,425,590	$126,507
BRL	3,615,510	CBNA	09/17/25	USD	639,800	13,070
CAD	1,632,000	RBC	09/17/25	USD	1,208,631	(5,553)
CZK	42,992,118	SSBT	07/22/25	USD	1,960,142	89,283
CZK	2,230,000	SSBT	09/17/25	USD	104,458	2,032
EGP	10,789,900	MSIP	12/22/25	USD	192,402	10,506
EUR	53,932	BNY	07/16/25	USD	61,364	2,223
EUR	123,830	BNY	07/16/25	USD	140,895	5,105
EUR	147,795	BBP	07/16/25	USD	168,021	6,235
GBP	6,411,000	NWM	09/17/25	USD	8,782,487	21,882
HUF	27,529,000	MSIP	09/17/25	USD	79,045	1,772
MXN	48,826,252	GSI	09/17/25	USD	2,564,000	17,051
MXN	47,353,005	JPMC	09/17/25	USD	2,476,715	26,457
NGN	81,599,380	CBNA	09/04/25	USD	51,385	(196)
NGN	81,599,380	CBNA	09/04/25	USD	51,385	(196)
NGN	84,480,000	MSIP	09/04/25	USD	51,200	1,796
PEN	1,114,520	CBNA	08/04/25	USD	304,015	10,355
PLN	13,030,101	SSBT	07/11/25	USD	3,460,458	153,881
SEK	5,711,000	NWM	09/17/25	USD	607,276	(592)
See accompanying notes to financial statements.
BHFTII-41

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TRY	5,359,410	BBP	07/31/25	USD	126,000	$5,487
TRY	4,807,000	UBSA	09/03/25	USD	108,962	5,181
TRY	5,720,841	UBSA	10/24/25	USD	123,000	7,055

Contracts to Deliver
AUD	12,000	TDB	09/17/25	USD	7,763	(147)
AUD	806,000	UBSA	09/17/25	USD	522,917	(8,393)
BRL	58,552,200	BBP	09/17/25	USD	10,332,133	(240,911)
BRL	6,663,000	SSBT	09/17/25	USD	1,179,981	(23,188)
COP	4,208,989,982	JPMC	09/17/25	USD	1,000,188	(19,244)
COP	3,109,561,019	SSBT	09/17/25	USD	754,144	997
COP	4,188,398,000	SSBT	09/17/25	USD	1,018,208	3,763
COP	4,201,068,006	SSBT	09/17/25	USD	1,022,357	4,843
CZK	35,799,516	HSBC	07/22/25	USD	1,630,163	(76,392)
CZK	7,192,602	HSBC	07/22/25	USD	327,592	(15,277)
EGP	10,789,900	CBNA	12/22/25	USD	192,299	(10,609)
EUR	23,301,800	DBAG	09/17/25	USD	27,134,305	(453,675)
EUR	13,239,000	DBAG	09/17/25	USD	15,397,606	(276,603)
EUR	8,546,968	DBAG	09/17/25	USD	9,952,709	(166,405)
EUR	2,640,000	DBAG	09/17/25	USD	3,062,594	(63,012)
EUR	419,558	HSBC	09/17/25	USD	479,861	(16,872)
EUR	271,625	MSIP	07/16/25	USD	309,348	(10,908)
EUR	52,921	MSIP	07/16/25	USD	60,271	(2,125)
EUR	374,032	SCB	09/17/25	USD	436,213	(6,620)
EUR	798,936	SSBT	09/17/25	USD	932,390	(13,504)
EUR	374,032	TDB	09/17/25	USD	436,213	(6,620)
EUR	1,011	UBSA	07/16/25	USD	1,149	(43)
GBP	8,837,900	MSIP	09/17/25	USD	12,018,138	(119,146)
GBP	4,384,000	MSIP	09/17/25	USD	5,933,749	(86,896)
GBP	882,000	UBSA	09/17/25	USD	1,194,690	(16,580)
JPY	1,395,777,000	JPMC	09/17/25	USD	9,823,511	47,146
JPY	88,349,000	RBC	09/17/25	USD	619,547	729
NGN	267,291,920	MSIP	09/04/25	USD	153,970	(13,707)
PEN	1,114,520	CBNA	08/04/25	USD	302,711	(11,659)
PLN	11,047,695	HSBC	07/11/25	USD	2,841,727	(222,724)
PLN	1,982,406	NWM	07/11/25	USD	523,458	(26,430)
TRY	5,530,140	BBP	07/31/25	USD	126,000	(9,676)
TRY	4,807,000	BBP	09/03/25	USD	107,737	(6,406)
TRY	5,777,002	BBP	10/24/25	USD	123,000	(8,332)
Net Unrealized Depreciation						$(1,375,285)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month SOFR Futures	03/17/26	1,579	USD	380,262,675	$242,613
Euro-Bobl Futures	09/08/25	206	EUR	24,242,080	(34,620)
U.S. Treasury Long Bond Futures	09/19/25	433	USD	49,997,969	1,108,825
U.S. Treasury Note 2 Year Futures	09/30/25	3,114	USD	647,784,986	2,283,939
U.S. Treasury Note 5 Year Futures	09/30/25	1,613	USD	175,817,000	1,741,436
See accompanying notes to financial statements.
BHFTII-42

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Futures Contracts — (Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/15/25	(90)	AUD	(10,315,733)	$(64,929)
Euro-Buxl 30 Year Bond Futures	09/08/25	(62)	EUR	(7,361,880)	118,162
Russell 2000 Index E-Mini Futures	09/19/25	(34)	USD	(3,725,890)	(124,735)
S&P 500 Index E-Mini Futures	09/19/25	(23)	USD	(7,191,813)	(189,173)
U.S. Treasury Note 10 Year Futures	09/19/25	(108)	USD	(12,109,500)	(133,754)
U.S. Treasury Note Ultra 10 Year Futures	09/19/25	(2,156)	USD	(246,356,688)	(5,133,498)
U.S. Treasury Ultra Long Bond Futures	09/19/25	(78)	USD	(9,291,750)	(112,171)
Net Unrealized Depreciation					$(297,905)
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
CAD Call/USD Put	CAD	1.335	07/24/25	MSIP	49,000	USD	49,000	$6,345	$5,199	$(1,146)
JPY Call/USD Put	JPY	150.000	11/20/25	BBP	26,483,000	USD	26,483,000	59,586	39,883	(19,703)
MXN Call/USD Put	MXN	19.100	08/14/25	MSIP	37,348,000	USD	37,348,000	349,988	836,595	486,607
USD Call/EUR Put	USD	1.020	07/15/25	BBP	900,000	EUR	900,000	1,690	1	(1,689)
USD Call/EUR Put	USD	1.055	07/15/25	UBSA	600,000	EUR	600,000	3,955	1	(3,954)
Totals								$421,564	$881,679	$460,115

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	3.930%	SOFR	Pay	03/29/27	MSIP	2,150,400	USD	2,150,400	$90,801	$93,233	$2,432
Call - OTC - 10 Yr. IRS	3.995%	SOFR	Pay	06/04/27	GSI	3,490,000	USD	3,490,000	150,402	162,781	12,379
Call - OTC - 10 Yr. IRS	4.000%	SOFR	Pay	03/29/27	BNP	634,000	USD	634,000	26,501	29,820	3,319
Call - OTC - 10 Yr. IRS	4.008%	SOFR	Pay	04/14/27	DBAG	301,735	USD	301,735	13,570	14,250	680
Call - OTC - 10 Yr. IRS	4.045%	SOFR	Pay	04/12/27	CBNA	601,300	USD	601,300	27,103	29,448	2,345
Call - OTC - 10 Yr. IRS	4.340%	SOFR	Pay	01/13/27	DBAG	736,505	USD	736,505	32,189	46,079	13,890
Call - OTC - 10 Yr. IRS	4.350%	SOFR	Pay	01/13/27	DBAG	736,505	USD	736,505	31,744	46,492	14,748
Put - OTC - 10 Yr. IRS	3.930%	SOFR	Receive	03/29/27	MSIP	2,150,400	USD	2,150,400	90,801	75,655	(15,146)
Put - OTC - 10 Yr. IRS	3.995%	SOFR	Receive	06/04/27	GSI	3,490,000	USD	3,490,000	150,402	124,082	(26,320)
Put - OTC - 10 Yr. IRS	4.000%	SOFR	Receive	03/29/27	BNP	634,000	USD	634,000	26,501	20,932	(5,569)
Put - OTC - 10 Yr. IRS	4.008%	SOFR	Receive	04/14/27	DBAG	301,735	USD	301,735	13,570	10,039	(3,531)
Put - OTC - 10 Yr. IRS	4.045%	SOFR	Receive	04/12/27	CBNA	601,300	USD	601,300	27,104	19,250	(7,854)
Put - OTC - 10 Yr. IRS	4.340%	SOFR	Receive	01/13/27	DBAG	736,505	USD	736,505	31,438	15,524	(15,914)
Put - OTC - 10 Yr. IRS	4.350%	SOFR	Receive	01/13/27	DBAG	736,505	USD	736,505	31,744	15,356	(16,388)
Put - OTC - 30 Yr. IRS	4.350%	SOFR	Receive	08/13/25	GSI	35,878,000	USD	35,878,000	524,110	73,063	(451,047)
Totals									$1,267,980	$776,004	$(491,976)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - Russell 2000 Index E-Mini Futures	USD	2,000.000	07/18/25	38	USD	3,800	$125,759	$12,578	$(113,181)
See accompanying notes to financial statements.
BHFTII-43

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Written Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
CAD Call/USD Put	CAD	1.335	07/24/25	BBP	(49,000)	USD	(49,000)	$(7,840)	$(5,199)	$2,641
MXN Call/USD Put	MXN	18.500	08/14/25	MSIP	(37,348,000)	USD	(37,348,000)	(95,125)	(200,895)	(105,770)
USD Call/EUR Put	USD	1.020	07/15/25	UBSA	(900,000)	EUR	(900,000)	(2,001)	(1)	2,000
USD Call/EUR Put	USD	1.055	07/15/25	UBSA	(600,000)	EUR	(600,000)	(556)	(1)	555
Totals								$(105,522)	$(206,096)	$(100,574)

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. IRS	4.025%	SOFR	Pay	08/13/25	GSI	(138,195,000)	USD	(138,195,000)	$(609,148)	$(27,960)	$581,188

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - 3 Month SOFR Futures	USD	96.000	10/10/25	(1,074)	USD	(2,685,000)	$(273,150)	$(120,825)	$152,325
Put - Russell 2000 Index E-Mini Futures	USD	1,900.000	07/18/25	(38)	USD	(3,800)	(63,181)	(4,484)	58,697
Totals							$(336,331)	$(125,309)	$211,022
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.800%	Annually	05/16/26	USD	50,240,000	$(64,985)	$80	$(65,065)
Pay	12M SOFR	Annually	3.900%	Annually	05/16/26	USD	36,611,000	(15,986)	59	(16,045)
Pay	6M EURIBOR	Semi-Annually	2.184%	Semi-Annually	11/07/54	EUR	919,000	(126,030)	35	(126,065)
Pay	6M EURIBOR	Semi-Annually	2.260%	Semi-Annually	10/22/54	EUR	590,000	(70,251)	(2,799)	(67,452)
Pay	6M EURIBOR	Semi-Annually	2.441%	Semi-Annually	06/24/54	EUR	828,000	(62,181)	31	(62,212)
Pay	FEDEFF PRV	Maturity	4.273%	Maturity	09/17/25	USD	1,889,027,780	25,983	3,589	22,394
Pay	FEDEFF PRV	Maturity	4.277%	Maturity	09/17/25	USD	90,190,000	1,727	171	1,556
Pay	FEDEFF PRV	Maturity	4.288%	Maturity	09/17/25	USD	944,372,220	32,085	1,794	30,291
Pay	FEDEFF PRV	Maturity	4.307%	Maturity	09/17/25	USD	987,216,000	59,491	1,875	57,616
Pay	FEDEFF PRV	Maturity	4.308%	Maturity	09/17/25	USD	981,957,000	60,498	1,866	58,632
Receive	12M CPURNSA	Maturity	2.428%	Maturity	04/15/30	USD	7,456,698	8,808	89	8,719
Receive	12M CPURNSA	Maturity	2.429%	Maturity	04/15/30	USD	3,673,250	4,167	43	4,124
Receive	12M CPURNSA	Maturity	2.531%	Maturity	04/15/29	USD	3,177,500	5,229	(587)	5,816
Receive	12M CPURNSA	Maturity	2.536%	Maturity	04/15/29	USD	3,344,500	4,691	(487)	5,178
Receive	12M CPURNSA	Maturity	2.562%	Maturity	04/15/29	USD	6,490,000	1,133	77	1,056
Receive	12M CPURNSA	Maturity	2.569%	Maturity	04/15/29	USD	4,000,000	(801)	47	(848)
Receive	12M CPURNSA	Maturity	2.641%	Maturity	04/15/29	USD	6,462,000	(23,910)	76	(23,986)
Receive	12M CPURNSA	Maturity	2.648%	Maturity	04/15/29	USD	4,310,215	(17,421)	51	(17,472)
Receive	12M CPURNSA	Maturity	2.670%	Maturity	04/15/29	USD	4,230,000	(21,539)	50	(21,589)
Receive	12M CPURNSA	Maturity	2.684%	Maturity	04/15/29	USD	3,231,000	(18,742)	39	(18,781)
Receive	12M CPURNSA	Maturity	2.685%	Maturity	04/15/29	USD	3,231,000	(18,900)	39	(18,939)
Receive	12M CPURNSA	Maturity	2.688%	Maturity	04/15/28	USD	4,014,500	6,812	678	6,134
Receive	12M CPURNSA	Maturity	2.688%	Maturity	04/15/29	USD	6,462,000	(38,591)	76	(38,667)
Receive	12M CPURNSA	Maturity	2.691%	Maturity	04/15/28	USD	4,181,500	6,302	575	5,727
Receive	12M CPURNSA	Maturity	2.724%	Maturity	04/15/29	USD	6,462,000	(49,975)	76	(50,051)
Receive	12M CPURNSA	Maturity	2.729%	Maturity	04/15/28	USD	5,000,000	(2,066)	29	(2,095)
Receive	12M CPURNSA	Maturity	2.735%	Maturity	04/15/28	USD	8,400,000	(5,725)	49	(5,774)
Receive	12M CPURNSA	Maturity	2.790%	Maturity	04/15/28	USD	8,078,000	(28,032)	48	(28,080)
Receive	12M CPURNSA	Maturity	2.832%	Maturity	04/15/28	USD	5,581,000	(31,417)	47	(31,464)
See accompanying notes to financial statements.
BHFTII-44

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M CPURNSA	Maturity	2.834%	Maturity	04/15/28	USD	8,078,000	$(46,192)	$69	$(46,261)
Receive	12M CPURNSA	Maturity	2.835%	Maturity	04/15/28	USD	4,039,000	(23,352)	35	(23,387)
Receive	12M CPURNSA	Maturity	2.836%	Maturity	04/15/28	USD	4,039,000	(23,455)	35	(23,490)
Receive	12M CPURNSA	Maturity	2.870%	Maturity	04/15/28	USD	8,078,000	(60,885)	70	(60,955)
Receive	12M SOFR	Annually	3.794%	Annually	05/16/26	USD	50,240,000	67,697	80	67,617
Receive	12M SOFR	Annually	3.814%	Annually	05/16/26	USD	36,611,000	42,965	23,114	19,851
Receive	12M TONA	Annually	0.683%	Annually	04/21/27	JPY	3,257,950,188	29,092	75	29,017
Receive	12M TONA	Annually	0.685%	Annually	04/21/27	JPY	3,296,037,736	28,980	76	28,904
Receive	12M TONA	Annually	0.698%	Annually	05/11/27	JPY	2,601,672,453	22,337	60	22,277
Receive	12M TONA	Annually	0.812%	Annually	03/12/27	JPY	750,000,000	(1,076)	17	(1,093)
Receive	12M TONA	Annually	0.998%	Annually	03/12/27	JPY	3,395,348,847	(48,160)	75	(48,235)
Receive	12M TONA	Annually	1.018%	Annually	03/12/27	JPY	7,697,595,372	(120,256)	169	(120,425)
Receive	12M TONA	Annually	1.027%	Annually	03/12/27	JPY	8,309,049,195	(134,393)	182	(134,575)
Receive	6M EURIBOR	Semi-Annually	2.429%	Semi-Annually	06/19/54	EUR	792,000	61,989	29	61,960
Receive	6M EURIBOR	Semi-Annually	2.429%	Semi-Annually	06/20/54	EUR	1,184,000	92,608	44	92,564
Receive	6M EURIBOR	Semi-Annually	2.456%	Semi-Annually	03/22/54	EUR	1,250,000	90,829	(1,724)	92,553
Receive	6M EURIBOR	Semi-Annually	2.490%	Semi-Annually	02/19/54	EUR	5,160,760	332,715	(42,333)	375,048
Receive	6M EURIBOR	Semi-Annually	2.506%	Semi-Annually	02/20/54	EUR	4,730,760	287,844	(55,102)	342,946
Receive	6M EURIBOR	Semi-Annually	2.511%	Semi-Annually	03/01/54	EUR	2,978,000	177,132	(38,434)	215,566
Receive	6M EURIBOR	Semi-Annually	2.513%	Semi-Annually	02/20/54	EUR	6,031,000	356,358	(79,930)	436,288
Receive	6M EURIBOR	Semi-Annually	2.543%	Semi-Annually	04/22/54	EUR	5,340,000	276,083	3,357	272,726
Totals								$1,029,234	$(182,320)	$1,211,554
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.EUR.43.V1	(1.000%)	Quarterly	06/20/30	0.546%	EUR	2,890,000	$(72,613)	$(61,116)	$(11,497)
ITRX.EUR.XOVER.43.V1	(5.000%)	Quarterly	06/20/30	2.802%	EUR	1,089,000	(119,353)	(68,113)	(51,240)
ITRX.FINSR.43.V1	(1.000%)	Quarterly	06/20/30	0.588%	EUR	9,090,000	(206,517)	(165,709)	(40,808)
Totals							$(398,483)	$(294,938)	$(103,545)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.44.V1	5.000%	Quarterly	06/21/30	3.183%	USD	113,402,105	$8,511,849	$5,697,771	$2,814,078
OTC Credit Default Swap Contracts on Corporate Issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Electric Power Co., Inc. 3.200%, due on 11/13/27	(1.000%)	Quarterly	12/20/29	BOA	0.308%	USD	5,854,000	$(168,165)	$(145,659)	$(22,506)
American Express Co. 4.050%, due on 05/03/29	(1.000%)	Quarterly	12/20/29	GSI	0.284%	USD	3,000,000	(89,297)	(76,179)	(13,118)
Boeing Co. 5.150%, due on 05/01/30	(1.000%)	Quarterly	12/20/28	DBAG	0.573%	USD	700,000	(9,754)	(2,376)	(7,378)
Boeing Co. 5.150%, due on 05/01/30	(1.000%)	Quarterly	06/20/29	JPMC	0.612%	USD	700,000	(10,019)	6,669	(16,688)
See accompanying notes to financial statements.
BHFTII-45

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
OTC Credit Default Swap Contracts on Corporate Issues—Buy Protection (a) — (Continued)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.477%	EUR	600,000	$(10,743)	$29,783	$(40,526)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.477%	EUR	352,000	(6,302)	11,385	(17,687)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.477%	EUR	117,000	(2,095)	3,784	(5,879)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.477%	EUR	131,000	(2,346)	4,462	(6,808)
Dominion Energy, Inc. 4.250%, due on 06/01/28	(1.000%)	Quarterly	12/20/29	GSI	0.313%	USD	2,879,000	(82,121)	(69,381)	(12,740)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	BNP	0.315%	EUR	134,000	(3,146)	3,610	(6,756)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.315%	EUR	37,000	(869)	1,219	(2,088)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.315%	EUR	112,000	(2,630)	3,542	(6,172)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.315%	EUR	117,000	(2,747)	4,152	(6,899)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.315%	EUR	1,000,000	(23,481)	21,248	(44,729)
Totals								$(413,715)	$(203,741)	$(209,974)
OTC Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.6.AAA	(0.500%)	Monthly	05/11/63	DBAG	0.500%	USD	2,619	$—	$(1)	$1
CMBX.NA.9.AAA	(0.500%)	Monthly	09/17/58	MSIP	0.164%	USD	777,209	(518)	9,157	(9,675)
CMBX.NA.9.AAA	(0.500%)	Monthly	09/17/58	MSIP	0.164%	USD	15,687	(11)	202	(213)
CMBX.NA.9.BBB	(3.000%)	Monthly	09/17/58	CBNA	81.749%	USD	500,000	85,500	14,874	70,626
CMBX.NA.9.BBB	(3.000%)	Monthly	09/17/58	MSIP	81.749%	USD	105,000	17,955	5,115	12,840
Totals								$102,926	$29,347	$73,579
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.10.BBB	3.000%	Monthly	11/17/59	JPMC	20.199%	USD	40,000	$(7,550)	$(3,454)	$(4,096)
CMBX.NA.9.BBB	3.000%	Monthly	09/17/58	DBAG	81.749%	USD	467,000	(79,857)	(55,364)	(24,493)
CMBX.NA.9.BBB	3.000%	Monthly	09/17/58	MSIP	81.749%	USD	138,000	(23,598)	(161)	(23,437)
Totals								$(111,005)	$(58,979)	$(52,026)
See accompanying notes to financial statements.
BHFTII-46

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	0.000%	Quarterly	11/06/25	GSI	GSC Intraday Delta Replication VX Series 5 Excess Return Strategy	USD	13,515,076	$7,781	$—	$7,781

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Quarterly	09/20/25	BNP	iBoxx USD Liquid High Yield Index	USD	1,422,000	$(17,148)	$12	$(17,136)
Receive	12M SOFR	Quarterly	09/20/25	MSIP	iBoxx USD Liquid Investment Grade Index	USD	1,750,000	(22,660)	15	(22,645)
Totals								$(39,808)	$27	$(39,781)

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	OTC swap contracts at market value (a)	$103,455	OTC swap contracts at market value (a)	$565,057
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	2,814,078	Unrealized depreciation on centrally cleared swap contracts (b) (c)	103,545
Equity	Investments at market value (c) (d)	12,578
	OTC swap contracts at market value	7,781
			Unrealized depreciation on futures contracts (c) (e)	313,908
			Written options at value (c)	4,484
Foreign Exchange	Investments at market value (d)	881,679
	Unrealized appreciation on forward foreign currency exchange contracts	563,356	Unrealized depreciation on forward foreign currency exchange contracts	1,938,641
			Written options at value	206,096
Interest Rate	Investments at market value (d)	776,004
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	2,264,560	Unrealized depreciation on centrally cleared swap contracts (b) (c)	1,053,006
	Unrealized appreciation on futures contracts (c) (e)	5,494,975	Unrealized depreciation on futures contracts (c) (e)	5,478,972
			Written options at value (f)	148,785
Total		$12,918,466		$9,812,494

(a)	Excludes OTC swap interest receivable of $4,521 and OTC swap interest payable of $5,304.
(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
(d)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
See accompanying notes to financial statements.
BHFTII-47

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
(e)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

(f)	Includes exchange traded written options with a value of $120,825 that are not subject to a master netting agreement.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of New York Mellon	$7,328	$—	$—	$7,328
Barclays Bank PLC	178,113	(178,113)	—	—
BNP Paribas SA	50,752	(20,294)	(30,458)	—
Citibank NA	157,623	(22,660)	(134,963)	—
Deutsche Bank AG	147,740	(147,740)	—	—
Goldman Sachs International	384,758	(199,378)	(180,000)	5,380
JPMorgan Chase Bank NA	73,603	(73,603)	—	—
Morgan Stanley & Co. International PLC	1,042,711	(480,464)	(562,247)	—
NatWest Markets PLC	21,882	(21,882)	—	—
Royal Bank of Canada	729	(729)	—	—
State Street Bank and Trust Co.	254,799	(36,692)	—	218,107
UBS AG	12,237	(12,237)	—	—
	$2,332,275	$(1,193,792)	$(907,668)	$230,815
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2025.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$168,165	$—	$(168,165)	$—
Barclays Bank PLC	270,524	(178,113)	—	92,411
BNP Paribas SA	20,294	(20,294)	—	—
Citibank NA	22,660	(22,660)	—	—
Deutsche Bank AG	1,049,306	(147,740)	—	901,566
Goldman Sachs International	199,378	(199,378)	—	—
HSBC Bank PLC	331,265	—	—	331,265
JPMorgan Chase Bank NA	88,026	(73,603)	(14,423)	—
Morgan Stanley & Co. International PLC	480,464	(480,464)	—	—
NatWest Markets PLC	27,022	(21,882)	—	5,140
Royal Bank of Canada	5,553	(729)	—	4,824
Standard Chartered Bank	6,620	—	—	6,620
State Street Bank and Trust Co.	36,692	(36,692)	—	—
Toronto Dominion Bank	6,767	—	—	6,767
UBS AG	25,018	(12,237)	—	12,781
	$2,737,754	$(1,193,792)	$(182,588)	$1,361,374

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$(3,010,484)	$324	$(21,594)	$(880,443)	$(3,912,197)
Forward foreign currency transactions	—	—	—	(4,827,679)	(4,827,679)
See accompanying notes to financial statements.
BHFTII-48

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Futures contracts	$681,079	$—	$(1,828,785)	$—	$(1,147,706)
Swap contracts	(706,907)	(470,336)	(399,072)	—	(1,576,315)
Written options	824,971	6,532	(66,665)	704,847	1,469,685
	$(2,211,341)	$(463,480)	$(2,316,116)	$(5,003,275)	$(9,994,212)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$1,420,431	$—	$(113,181)	$457,312	$1,764,562
Forward foreign currency transactions	—	—	—	(3,002,991)	(3,002,991)
Futures contracts	4,929,943	—	(381,169)	—	4,548,774
Swap contracts	2,581,851	2,193,287	23,344	—	4,798,482
Written options	449,306	—	58,697	(106,771)	401,232
	$9,381,531	$2,193,287	$(412,309)	$(2,652,450)	$8,510,059
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$1,228,846,727
Forward foreign currency transactions	150,438,300
Futures contracts long	730,927,493
Futures contracts short	(144,340,377)
Swap contracts	1,928,317,887
Written options	(1,634,375,776)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Agency Sponsored Mortgage-Backed Securities*	$—	$1,002,327,427	$—	$1,002,327,427
Corporate Bonds & Notes
Aerospace/Defense	—	5,173,337	—	5,173,337
Agriculture	—	16,325,403	—	16,325,403
Airlines	—	2,682,069	—	2,682,069
Apparel	—	20,869	—	20,869
Auto Manufacturers	—	1,855,906	—	1,855,906
Auto Parts & Equipment	—	405,448	—	405,448
Banks	—	165,238,339	—	165,238,339
Biotechnology	—	1,837,368	—	1,837,368
Building Materials	—	958,727	—	958,727
Chemicals	—	3,535,715	—	3,535,715
Commercial Services	—	3,060,158	—	3,060,158
Computers	—	10,022,171	—	10,022,171
Diversified Financial Services	—	20,881,936	—	20,881,936
Electric	—	80,016,037	—	80,016,037
Energy-Alternate Sources	—	1,277,076	1,448,010	2,725,086
Engineering & Construction	—	2,094,245	—	2,094,245
Entertainment	—	11,837,723	—	11,837,723
Environmental Control	—	167,733	—	167,733
Food	—	460,974	—	460,974
Forest Products & Paper	—	875,981	—	875,981
Gas	—	—	1,293,576	1,293,576
Healthcare-Products	—	1,215,683	—	1,215,683
Healthcare-Services	—	10,148,834	—	10,148,834
See accompanying notes to financial statements.
BHFTII-49

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Home Builders	$—	$5,157,626	$3,138,074	$8,295,700
Insurance	—	399,051	—	399,051
Internet	—	5,122,309	—	5,122,309
Investment Companies	—	—	2,929,554	2,929,554
Iron/Steel	—	2,333,918	—	2,333,918
Lodging	—	106,448	1,522,584	1,629,032
Media	—	22,819,174	—	22,819,174
Mining	—	5,789,294	—	5,789,294
Oil & Gas	—	121,013,966	1,389,130	122,403,096
Packaging & Containers	—	1,821,571	—	1,821,571
Pharmaceuticals	—	2,958,076	—	2,958,076
Pipelines	—	57,548,482	—	57,548,482
Real Estate	—	814,350	6,102,094	6,916,444
Real Estate Investment Trusts	—	42,364,903	—	42,364,903
Semiconductors	—	15,398,378	—	15,398,378
Software	—	19,948,913	—	19,948,913
Telecommunications	—	26,608,695	8,758	26,617,453
Transportation	—	511,607	—	511,607
Water	—	386,015	—	386,015
Total Corporate Bonds & Notes	—	671,194,508	17,831,780	689,026,288
Total U.S. Treasury & Government Agencies*	—	572,474,954	—	572,474,954
Total Non-Agency Mortgage-Backed Securities*	—	260,675,403	—	260,675,403
Asset-Backed Securities
Asset-Backed - Automobile	—	3,100,401	—	3,100,401
Asset-Backed - Credit Card	—	868,562	—	868,562
Asset-Backed - Home Equity	—	23,473,280	—	23,473,280
Asset-Backed - Manufactured Housing	—	8,540,101	—	8,540,101
Asset-Backed - Other	—	162,669,837	5,010,557	167,680,394
Asset-Backed - Student Loan	—	20,894,941	—	20,894,941
Total Asset-Backed Securities	—	219,547,122	5,010,557	224,557,679
Total Foreign Government*	—	114,634,785	—	114,634,785
Floating Rate Loans
Agriculture	—	289,760	—	289,760
Apparel	—	82,927	—	82,927
Auto Parts & Equipment	—	178,325	—	178,325
Chemicals	—	177,209	—	177,209
Commercial Services	—	1,343,622	1,312,377	2,655,999
Computers (Less Unfunded Loan Commitments of $969,284)	—	157,184	4,495,315	4,652,499
Cosmetics/Personal Care	—	—	178,697	178,697
Diversified Financial Services	—	423,269	—	423,269
Entertainment	—	2,858,167	—	2,858,167
Healthcare-Services	—	128,095	—	128,095
Lodging	—	1,214,402	—	1,214,402
Media	—	709,927	—	709,927
Oil & Gas	—	394,434	—	394,434
Oil & Gas Services	—	—	4,274,117	4,274,117
Software	—	407,365	—	407,365
Telecommunications	—	495,540	—	495,540
Total Floating Rate Loans (Less Unfunded Loan Commitments of $969,284)	—	8,860,226	10,260,506	19,120,732
Total Municipals*	—	17,062,475	—	17,062,475
Common Stocks
Banks	2,955,759	—	—	2,955,759
Broadline Retail	—	233,337	—	233,337
Communications Equipment	199,316	—	—	199,316
Diversified Telecommunication Services	381,143	—	—	381,143
Electrical Equipment	428,612	—	0	428,612
Energy Equipment & Services	1,476,362	—	—	1,476,362
Entertainment	562,617	—	—	562,617
Hotels, Restaurants & Leisure	1,464,145	—	—	1,464,145
Independent Power and Renewable Electricity Producers	355,060	—	—	355,060
Lodging	11,748	—	—	11,748
Machinery	10,063	—	—	10,063
See accompanying notes to financial statements.
BHFTII-50

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Media	$134,347	$—	$—	$134,347
Metals & Mining	304,173	—	—	304,173
Mortgage Real Estate Investment Trusts	1,511,972	—	—	1,511,972
Oil, Gas & Consumable Fuels	450,756	—	—	450,756
Professional Services	508,536	—	—	508,536
Residential REITs	657,574	—	—	657,574
Software	179,590	—	—	179,590
Wireless Telecommunication Services	—	—	28,896	28,896
Total Common Stocks	11,591,773	233,337	28,896	11,854,006
Total Preferred Stocks*	—	—	6,232,282	6,232,282
Total Convertible Bonds*	—	2,355,746	—	2,355,746
Warrants
IT Services	—	—	337,679	337,679
Lodging	—	11,629	63,398	75,027
Machinery	39,126	—	—	39,126
Oil & Gas	—	—	49,028	49,028
Software	2,294	0	—	2,294
Specialty Retail	2,768	—	—	2,768
Total Warrants	44,188	11,629	450,105	505,922
Convertible Preferred Stocks
Aerospace & Defense	367,200	—	—	367,200
IT Services	—	76,095	—	76,095
Total Convertible Preferred Stocks	367,200	76,095	—	443,295
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	102,393,300	—	102,393,300
Securities Lending Reinvestments
Short-Term Investment Funds	3,000,000	—	—	3,000,000
Repurchase Agreements	—	2,304,778	—	2,304,778
Total Securities Lending Reinvestments	3,000,000	2,304,778	—	5,304,778
Purchased Options
Foreign Currency Options at Value	—	881,679	—	881,679
Interest Rate Swaptions at Value	—	776,004	—	776,004
Options on Exchange-Traded Futures Contracts at Value	12,578	—	—	12,578
Total Purchased Options at Value	12,578	1,657,683	—	1,670,261
Total Net Investments	$15,015,739	$2,975,809,468	$39,814,126	$3,030,639,333
Collateral for Securities Loaned (Liability)	$—	$(5,304,778)	$—	$(5,304,778)
TBA Forward Sales Commitments (Liability)	$—	$(29,092,447)	$—	$(29,092,447)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$563,356	$—	$563,356
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,938,641)	—	(1,938,641)
Total Forward Contracts	$—	$(1,375,285)	$—	$(1,375,285)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,494,975	$—	$—	$5,494,975
Futures Contracts (Unrealized Depreciation)	(5,792,880)	—	—	(5,792,880)
Total Futures Contracts	$(297,905)	$—	$—	$(297,905)
Written Options
Foreign Currency Options at Value	$—	$(206,096)	$—	$(206,096)
Interest Rate Swaptions at Value	—	(27,960)	—	(27,960)
Options on Exchange-Traded Futures Contracts at Value	(125,309)	—	—	(125,309)
Total Written Options	$(125,309)	$(234,056)	$—	$(359,365)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$5,078,638	$—	$5,078,638
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,156,551)	—	(1,156,551)
Total Centrally Cleared Swap Contracts	$—	$3,922,087	$—	$3,922,087
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$111,236	$—	$111,236
See accompanying notes to financial statements.
BHFTII-51

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts at Value (Liabilities)	$—	$(565,057)	$—	$(565,057)
Total OTC Swap Contracts	$—	$(453,821)	$—	$(453,821)

*	See Schedule of Investments for additional detailed categorizations.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Balance as of December 31, 2024	Purchases	Sales	Realized Gain/ (Loss)	Amortization	Change in Unrealized Appreciation (Depreciation)	Balance as of June 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investment Held at June 30, 2025
Corporate Bonds
Energy-Alternate Sources	$1,446,848	$55,203	$—	$—	$2,142	$ (56,183)	$1,448,010	$ (56,183)
Gas	401,188	882,613	—	—	1,435	8,340	1,293,576	8,340
Home Builders	6,474,985	—	(3,104,000)	93,120	3,645	(329,676)	3,138,074	(15,240)
Investment Companies	—	3,346,654	(468,120)	7,120	32	43,868	2,929,554	43,868
Lodging	1,875,301	98,943	(0)	(303,825)	3,771	(151,606)	1,522,584	(151,606)
Oil & Gas	1,325,851	76,708	—	—	—	(13,429)	1,389,130	(13,429)
Real Estate	6,102,817	33,132	(17,273)	421	17,322	(34,325)	6,102,094	(34,325)
Telecommunications	12,000	—	(14,032)	5,820	3,505	1,465	8,758	1,465
Asset-Backed Securities
Asset-Backed - Other	4,423,661	395,509	—	—	—	191,387	5,010,557	191,387
Floating Rate Loans
Commercial Services	1,202,184	57,142	—	—	22,974	30,077	1,312,377	30,077
Computers*	4,377,494	406,665	(259,910)	241	1,855	(31,030)	4,495,315	(31,030)
Cosmetics/Personal Care	176,072	—	—	—	505	2,120	178,697	2,120
Oil & Gas Services	1,604,000	2,666,580	—	—	5,440	(1,903)	4,274,117	(1,903)
Preferred Stocks
Home Builders	2,611,575	—	—	—	—	(22,995)	2,588,580	(22,995)
IT Services	3,600,982	—	—	—	—	(135,630)	3,465,352	(135,630)
Oil & Gas	127,446	—	—	—	—	(17,828)	109,618	(17,828)
Software	91,721	—	—	—	—	(22,989)	68,732	(22,989)
Common Stocks
Wireless Telecommunication Services	—	664	—	—	—	28,232	28,896	28,232
Warants
IT Services	373,621	—	—	—	—	(35,942)	337,679	(35,942)
Lodging	—	0	—	—	—	63,398	63,398	63,398
Oil & Gas	36,197	—	—	—	—	12,831	49,028	12,831
Escrow Shares
Oil & Gas	0	—	—	—	—	—	0	—
Savings & Loans	0	—	—	—	—	—	0	—
	$36,263,943	$8,019,813	$(3,863,335)	$(197,103)	$62,626	$(471,818)	$39,814,126	$(157,382)
* Values are net of unfunded loan commitments.
See accompanying notes to financial statements.
BHFTII-52

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)

	Fair Value at June 30, 2025	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Corporate Bonds
Energy - Alternate Sources	$1,448,010	Market Yield Analysis	Midpoint Yield Spread	8.37%	8.37%	8.37%	Decrease
			Reference Index Spread	3.97%	3.97%	3.97%	Decrease
Home Builders	3,138,074	Market Yield Analysis	Midpoint Yield Spread	7.00%	7.00%	7.00%	Decrease
			Reference Index Spread	3.96%	3.96%	3.96%	Decrease
Investment Companies	690,654	Market Transaction	Transaction Price	$99.81	$99.81	$99.81	Increase
	2,238,900	Market Yield Analysis	Midpoint Yield Spread	6.34%	6.34%	6.34%	Decrease
			Reference Index Spread	3.93%	3.93%	3.93%	Decrease
Lodging	1,522,584	Market Yield Analysis	Midpoint Yield Spread	10.25%	10.25%	10.25%	Decrease
			Reference Index Spread	3.92%	3.92%	3.92%	Decrease
Oil & Gas	1,389,130	Market Yield Analysis	Midpoint Yield Spread	7.75%	7.75%	7.75%	Decrease
			Reference Index Spread	4.06%	4.06%	4.06%	Decrease
Gas	1,293,576	Market Yield Analysis	Midpoint Yield Spread	5.54%	5.54%	5.54%	Decrease
			Reference Index Spread	3.61%	3.61%	3.61%	Decrease
Real Estate	6,102,094	Market Yield Analysis	Midpoint Yield Spread	9.25%	12.50%	10.18%	Decrease
			Reference Index Spread	3.67%	3.91%	3.84%	Decrease
Telecommunications	8,758	Broker Quotations	Single-Source Quote	$6.00	$6.00	$6.00	Increase
Asset-Backed Securities			Reference Index Spread	3.99%	3.99%	3.99%	Decrease
Asset-Backed - Other	5,010,557	Discounted Cash Flow	Implied Yield	9.92%	10.45%	10.03%	Decrease
		Market Yield Analysis	Midpoint Yield Spread	3.33%	3.33%	3.33%	Decrease
			Reference Index Spread	4.06%	4.06%	4.06%	Decrease
Floating Rate Loans
Commercial Services	1,016,640	EV Coverage Analysis	EV/EBITDA Multiple	12.25x	12.25x	12.25x	Increase
			Loan/EV Coverage Ratio	0.53x	0.53x	0.53x	Increase
	295,737	Market Yield Analysis	Midpoint Yield Spread	6.38%	6.38%	6.38%	Decrease
			Reference Index Spread	3.61%	3.61%	3.61%	Decrease
Computers *	4,495,315	Market Yield Analysis	Midpoint Yield Spread	6.60%	10.91%	8.61%	Decrease
			Reference Index Spread	3.61%	3.84%	3.72%	Decrease
Cosmetics/Personal Care	178,697	Market Yield Analysis	Midpoint Yield Spread	5.25%	5.25%	5.25%	Decrease
			Reference Index Spread	3.70%	3.70%	3.70%	Decrease
Oil & Gas Services	4,274,117	Market Yield Analysis	Midpoint Yield Spread	6.00%	6.86%	6.54%	Decrease
			Reference Index Spread	3.61%	3.76%	3.70%	Decrease
Preferred Stock
Home Builders	2,588,580	Market Yield Analysis	Midpoint Yield Spread	6.24%	6.24%	6.24%	Decrease
			Reference Index Spread	4.07%	4.07%	4.07%	Decrease
IT Services	3,465,352	Comparable Company Analysis	EV/Revenue Multiple	8.50x	8.50x	8.50x	Increase
			Accrued Dividend/Share	$1.05	$1.05	$1.05	Increase
Software	68,732	Option Pricing Method	Volatility	80.00%	80.00%	80.00%	Increase
			Risk Free Rate	3.96%	3.96%	3.96%	Decrease
			EV/Gross Profit Multiple	4.50x	4.50x	4.50x	Increase
Oil & Gas	109,618	Option Pricing Method	Volatility	49.00%	49.00%	49.00%	Increase
			Risk Free Rate	3.89%	3.89%	3.89%	Decrease
			EV/Revenue Multiple	4.87x	4.87x	4.87x	Increase
Warrants			Risk Free Rate	4.02%	4.02%	4.02%	Decrease
Lodging	63,398	Black-Scholes Model	Volatility	32.50%	32.50%	32.50%	Increase
			Risk Free Rate	3.97%	3.97%	3.97%	Decrease
			Strike Price	$1.00	$1.00	$1.00	Decrease
IT Services	337,679	Comparable Company Analysis	EV/Revenue Multiple	8.50x	8.50x	8.50x	Increase
Oil & Gas	49,028	Option Pricing Method	Volatility	49.00%	49.00%	49.00%	Increase
			Risk Free Rate	3.89%	3.89%	3.89%	Decrease
			EV/Revenue Multiple	4.87x	4.87x	4.87x	Increase
Common Stock
Electrical Equipment	0	Liquidation Analysis	Expected Payout	$0.00	$0.00	$0.00	Increase
Wireless Telecommunication Services	28,896	Broker Quotations	Single-Source Quote	$28.00	$28.00	$28.00	Increase
* Market values are net of unfunded loan commitments.
See accompanying notes to financial statements.
BHFTII-53

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b) (c)	$3,030,639,333
Cash	11,263,153
Cash denominated in foreign currencies (d)	12,233,799
Cash collateral for centrally cleared swap contracts	14,385,000
OTC swap contracts at market value (e)	111,236
Unrealized appreciation on forward foreign currency exchange contracts	563,356
Receivable for:
Investments sold	254,681
TBA securities sold (f)	73,235,741
Fund shares sold	916,533
Principal paydowns	124,579
Dividends and interest	22,466,695
Interest on OTC swap contracts	4,521
Variation margin on centrally cleared swap contracts	507,675
Prepaid expenses	19,891
Total Assets	3,166,726,193
Liabilities
Written options at value (g)	359,365
TBA Forward sale commitments, at value	29,092,447
OTC swap contracts at market value (h)	565,057
Cash collateral (i)	5,806,100
Unrealized depreciation on forward foreign currency exchange contracts	1,938,641
Collateral for securities loaned	5,304,778
Payable for:
Investments purchased	31,865,874
TBA securities purchased	500,991,489
Fund shares redeemed	229,276
Variation margin on futures contracts	289,145
Interest on forward sales commitments	63,320
Interest on OTC swap contracts	5,304
Accrued Expenses:
Management fees	712,847
Distribution and service fees	89,914
Deferred trustees’ fees	213,646
Other expenses	1,102,389
Total Liabilities	578,629,592
Commitments and contingent liabilitites (j)	—
Net Assets	$2,588,096,601
Net Assets Consist of:
Paid in surplus	$3,134,988,076
Distributable earnings (Accumulated losses)	(546,891,475)
Net Assets	$2,588,096,601
Net Assets
Class A	$2,118,941,092
Class B	402,869,501
Class E	66,286,008
Capital Shares Outstanding*
Class A	23,893,903
Class B	4,646,587
Class E	755,553
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$88.68
Class B	86.70
Class E	87.73

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $3,139,943,098.
(b)	Investments at value is net of unfunded loan commitments of $969,284.
(c)	Includes securities loaned at value of $18,652,817.
(d)	Identified cost of cash denominated in foreign currencies was $12,149,001.
(e)	Net premium paid on OTC swap contracts was $19,988.
(f)	Included within TBA securities sold is $38,070,498 related to TBA forward sale commitments and included within TBA securities purchased is $9,492,043 related to TBA forward sale commitments.
(g)	Premiums received on written options were $1,051,001.
(h)	Net premium received on OTC swap contracts was $253,334.
(i)	Includes collateral of $1,124,100 for OTC derivative contracts and $4,682,000 for TBA securities.
(j)	See Note 7 of the Notes to Financial Statements.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$262,088
Interest (b)	62,381,253
Securities lending income	15,930
Total investment income	62,659,271
Expenses
Management fees	4,522,903
Administration fees	63,891
Custodian and accounting fees	332,647
Distribution and service fees—Class B	507,497
Distribution and service fees—Class E	49,651
Audit and tax services	70,331
Legal	22,723
Trustees’ fees and expenses	20,044
Shareholder reporting	63,018
Insurance	11,603
Miscellaneous	16,509
Total expenses	5,680,817
Less management fee waiver	(205,763)
Net expenses	5,475,054
Net Investment Income	57,184,217
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (c)	(15,068,928)
Purchased options	(3,912,197)
Futures contracts	(1,147,706)
Written options	1,469,685
Swap contracts	(1,576,315)
Foreign currency transactions	378,042
Forward foreign currency transactions	(4,827,679)
Net realized gain (loss)	(24,685,098)
Net change in unrealized appreciation (depreciation) on:
Investments	68,798,359
Purchased options	1,764,562
Futures contracts	4,548,774
Written options	401,232
Swap contracts	4,798,482
Foreign currency transactions	307,135
Forward foreign currency transactions	(3,002,991)
Net change in unrealized appreciation (depreciation)	77,615,553
Net realized and unrealized gain (loss)	52,930,455
Net Increase (Decrease) in Net Assets From Operations	$110,114,672

(a)	Net of foreign withholding taxes of $662.
(b)	Net of foreign withholding taxes of $19,940.
(c)	Net of foreign capital gains tax of $1,825.
See accompanying notes to financial statements.
BHFTII-54

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$57,184,217	$128,816,271
Net realized gain (loss)	(24,685,098)	(32,887,607)
Net change in unrealized appreciation (depreciation)	77,615,553	(51,976,594)
Increase (decrease) in net assets from operations	110,114,672	43,952,070
From Distributions to Shareholders
Class A	(113,330,478)	(94,630,886)
Class B	(21,080,638)	(16,624,288)
Class E	(3,490,058)	(2,836,129)
Total distributions	(137,901,174)	(114,091,303)
Increase (decrease) in net assets from capital share transactions	9,116,024	(134,420,073)
Total increase (decrease) in net assets	(18,670,478)	(204,559,306)
Net Assets
Beginning of period	2,606,767,079	2,811,326,385
End of period	$2,588,096,601	$2,606,767,079

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	1,172,607	$107,523,003	763,276	$69,507,785
Reinvestments	1,296,242	113,330,478	1,070,364	94,630,886
Redemptions	(2,197,675)	(201,065,925)	(3,292,859)	(298,923,522)
Net increase (decrease)	271,174	$19,787,556	(1,459,219)	$(134,784,851)
Class B
Sales	139,374	$12,316,141	459,097	$40,851,289
Reinvestments	246,586	21,080,638	192,099	16,624,288
Redemptions	(479,890)	(42,769,630)	(592,974)	(52,798,714)
Net increase (decrease)	(93,930)	$(9,372,851)	58,222	$4,676,863
Class E
Sales	9,285	$832,791	57,413	$5,161,230
Reinvestments	40,347	3,490,058	32,409	2,836,129
Redemptions	(62,443)	(5,621,530)	(136,749)	(12,309,444)
Net increase (decrease)	(12,811)	$(1,298,681)	(46,927)	$(4,312,085)
Increase (decrease) derived from capital shares transactions		$9,116,024		$(134,420,073)
See accompanying notes to financial statements.
BHFTII-55

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$89.84	$92.27	$89.99	$108.15	$113.91	$108.84
Income (Loss) from Investment Operations
Net investment income (loss) (a)	2.07	4.24	3.55	2.45	2.04	2.67
Net realized and unrealized gain (loss)	1.78	(2.92)	1.61	(17.68)	(2.58)	6.54
Total income (loss) from investment operations	3.85	1.32	5.16	(15.23)	(0.54)	9.21
Less Distributions
Distributions from net investment income	(5.01)	(3.75)	(2.88)	(2.81)	(3.05)	(4.14)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.12)	(2.17)	0.00
Total distributions	(5.01)	(3.75)	(2.88)	(2.93)	(5.22)	(4.14)
Net Asset Value, End of Period	$88.68	$89.84	$92.27	$89.99	$108.15	$113.91
Total Return (%) (b)	4.33 (c)	1.51	5.84	(14.15)	(0.43)	8.60
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.41 (d)	0.40	0.40	0.39	0.37	0.39
Gross ratio of expenses to average net assets excluding interest expense (%)	0.41 (d)	0.40	0.40	0.39	0.37	0.39
Net ratio of expenses to average net assets (%) (e)	0.39 (d)	0.39	0.39	0.38	0.37	0.39
Net ratio of expenses to average net assets excluding interest expense (%) (e)	0.39 (d)	0.39	0.39	0.38	0.37	0.39
Ratio of net investment income (loss) to average net assets (%)	4.58 (d)	4.66	3.93	2.55	1.86	2.40
Portfolio turnover rate (%)	207 (c)(f)	455 (f)	435 (f)	376 (f)	486 (f)	437 (f)
Net assets, end of period (in millions)	$2,118.9	$2,122.2	$2,314.2	$2,354.2	$3,024.7	$2,797.7

	Class B
	Six Months Ended June 30, (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$87.82	$90.28	$88.08	$105.87	$111.65	$106.74
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.91	3.93	3.26	2.16	1.73	2.34
Net realized and unrealized gain (loss)	1.75	(2.86)	1.57	(17.30)	(2.54)	6.42
Total income (loss) from investment operations	3.66	1.07	4.83	(15.14)	(0.81)	8.76
Less Distributions
Distributions from net investment income	(4.78)	(3.53)	(2.63)	(2.53)	(2.80)	(3.85)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.12)	(2.17)	0.00
Total distributions	(4.78)	(3.53)	(2.63)	(2.65)	(4.97)	(3.85)
Net Asset Value, End of Period	$86.70	$87.82	$90.28	$88.08	$105.87	$111.65
Total Return (%) (b)	4.20 (c)	1.24	5.59	(14.36)	(0.69)	8.34
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.66 (d)	0.65	0.65	0.64	0.62	0.64
Gross ratio of expenses to average net assets excluding interest expense (%)	0.66 (d)	0.65	0.65	0.64	0.62	0.64
Net ratio of expenses to average net assets (%) (e)	0.64 (d)	0.64	0.64	0.63	0.62	0.64
Net ratio of expenses to average net assets excluding interest expense (%) (e)	0.64 (d)	0.64	0.64	0.63	0.62	0.64
Ratio of net investment income (loss) to average net assets (%)	4.33 (d)	4.42	3.69	2.30	1.61	2.14
Portfolio turnover rate (%)	207 (c)(f)	455 (f)	435 (f)	376 (f)	486 (f)	437 (f)
Net assets, end of period (in millions)	$402.9	$416.3	$422.7	$410.3	$539.9	$516.4
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-56

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$88.85	$91.28	$89.04	$107.01	$112.78	$107.78
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.97	4.06	3.38	2.28	1.86	2.48
Net realized and unrealized gain (loss)	1.78	(2.88)	1.58	(17.48)	(2.57)	6.48
Total income (loss) from investment operations	3.75	1.18	4.96	(15.20)	(0.71)	8.96
Less Distributions
Distributions from net investment income	(4.87)	(3.61)	(2.72)	(2.65)	(2.89)	(3.96)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.12)	(2.17)	0.00
Total distributions	(4.87)	(3.61)	(2.72)	(2.77)	(5.06)	(3.96)
Net Asset Value, End of Period	$87.73	$88.85	$91.28	$89.04	$107.01	$112.78
Total Return (%) (b)	4.26 (c)	1.35	5.68	(14.27)	(0.60)	8.44
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.56 (d)	0.55	0.55	0.54	0.52	0.54
Gross ratio of expenses to average net assets excluding interest expense (%)	0.56 (d)	0.55	0.55	0.54	0.52	0.54
Net ratio of expenses to average net assets (%) (e)	0.54 (d)	0.54	0.54	0.53	0.52	0.54
Net ratio of expenses to average net assets excluding interest expense (%) (e)	0.54 (d)	0.54	0.54	0.53	0.52	0.54
Ratio of net investment income (loss) to average net assets (%)	4.43 (d)	4.51	3.78	2.40	1.71	2.25
Portfolio turnover rate (%)	207 (c)(f)	455 (f)	435 (f)	376 (f)	486 (f)	437 (f)
Net assets, end of period (in millions)	$66.3	$68.3	$74.4	$76.9	$100.2	$93.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 88%, 181%, 130%, 64%, 82%, and 93% for the six months ended June 30,
2025 and for each of the years ended December 31, 2024 through 2020 respectively.

See accompanying notes to financial statements.
BHFTII-57

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.7%
Axon Enterprise, Inc. (a)	16,463	$13,630,376
TransDigm Group, Inc.	23,553	35,815,634
		49,446,010
Automobiles — 3.7%
Ferrari NV	59,463	29,180,873
Tesla, Inc. (a)	121,793	38,688,764
		67,869,637
Broadline Retail — 9.0%
Amazon.com, Inc. (a)	758,489	166,404,902
Building Products — 1.6%
Trane Technologies PLC	67,483	29,517,739
Capital Markets — 4.1%
Blue Owl Capital, Inc.	764,381	14,683,759
KKR & Co., Inc. (b)	289,595	38,524,823
S&P Global, Inc.	40,859	21,544,542
		74,753,124
Chemicals — 0.7%
Sherwin-Williams Co.	39,100	13,425,376
Commercial Services & Supplies — 0.3%
Copart, Inc. (a)	130,137	6,385,823
Entertainment — 6.1%
Netflix, Inc. (a) (b)	53,932	72,221,959
Spotify Technology SA (a)	53,336	40,926,846
		113,148,805
Financial Services — 4.2%
Visa, Inc. - Class A	216,564	76,891,048
Health Care Equipment & Supplies — 3.2%
Boston Scientific Corp. (a)	222,708	23,921,066
Intuitive Surgical, Inc. (a)	64,123	34,845,080
		58,766,146
Hotels, Restaurants & Leisure — 1.1%
Hilton Worldwide Holdings, Inc.	75,568	20,126,781
Interactive Media & Services — 7.2%
Meta Platforms, Inc. - Class A	180,414	133,161,769
IT Services — 0.4%
Shopify, Inc. - Class A (a)	59,760	6,893,316
Life Sciences Tools & Services — 1.2%
Danaher Corp.	114,871	22,691,617
Media — 1.2%
Charter Communications, Inc. - Class A (a)	55,709	22,774,396
Pharmaceuticals — 3.0%
Eli Lilly & Co.	70,067	54,619,329
Security Description	Shares/ Principal Amount*	Value
Real Estate Management & Development — 0.2%
CoStar Group, Inc. (a)	49,296	$3,963,398
Semiconductors & Semiconductor Equipment — 21.9%
ASM International NV	24,509	15,692,297
ASML Holding NV	15,417	12,355,030
Broadcom, Inc.	408,366	112,566,088
NVIDIA Corp.	1,440,490	227,583,015
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	155,265	35,165,970
		403,362,400
Software — 19.3%
AppLovin Corp. - Class A (a)	109,049	38,175,874
Cadence Design Systems, Inc. (a)	126,152	38,873,739
Fair Isaac Corp. (a)	11,221	20,511,539
Intuit, Inc.	81,612	64,280,059
Microsoft Corp.	389,765	193,873,009
		355,714,220
Specialty Retail — 1.0%
Carvana Co. (a)	55,828	18,811,803
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc.	506,705	103,960,665
Total Common Stocks (Cost $982,946,685)		1,802,688,304

Convertible Preferred Stocks—1.8%
Software — 1.8%
Databricks, Inc. - Series D † (a) (c) (d)	239,200	25,876,656
Databricks, Inc. - Series J † (a) (c) (d)	70,572	7,634,479
Total Convertible Preferred Stocks (Cost $28,653,910)		33,511,135

Preferred Stocks—0.6%
Interactive Media & Services — 0.6%
Bytedance Ltd. - Series E-1 † (a) (c) (d) (Cost $5,371,984)	49,026	11,375,993

Short-Term Investments—0.1%
Repurchase Agreement—0.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $1,457,662; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $1,486,752	1,457,530	1,457,530
Total Short-Term Investments (Cost $1,457,530)		1,457,530
See accompanying notes to financial statements.
BHFTII-58

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—0.0%

Security Description	Shares/ Principal Amount*	Value

Short-Term Investment Funds—0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.190% (f)	100,000	$100,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.220% (f)	100,000	100,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.260% (f)	100,000	100,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.230% (f)	100,000	100,000
		400,000

Repurchase Agreements—0.0%
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $178,189; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $181,730	178,167	178,167
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.360%, due on 07/01/25 with a maturity value of $31,687; collateralized by U.S. Treasury Obligations with rates ranging from 2.250% - 3.250%, maturity dates ranging from 05/15/41 - 05/15/52, and an aggregate market value of $32,317	31,683	31,683
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $100,012; collateralized by various Common Stock with an aggregate market value of $111,262	100,000	100,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $100,012; collateralized by various Common Stock with an aggregate market value of $110,014	100,000	100,000
		409,850
Total Securities Lending Reinvestments (Cost $809,850)		809,850
Total Investments—100.2% (Cost $1,019,239,959)		1,849,842,812
Other assets and liabilities (net)—(0.2)%		(4,053,538)
Net Assets—100.0%		$1,845,789,274

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2025, the market value of restricted securities was $44,887,128, which is 2.4% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $6,623,008 and the collateral received consisted of cash in the amount of
$809,850 and non-cash collateral with a value of $6,213,896. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 2.4% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2025.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Bytedance Ltd. - Series E-1	12/10/20	49,026	$5,371,984	$11,375,993
Databricks, Inc. - Series D	03/27/25	239,200	22,126,000	25,876,656
Databricks, Inc. - Series J	01/21/25	70,572	6,527,910	7,634,479
				$44,887,128
See accompanying notes to financial statements.
BHFTII-59

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$342,343,938	$0	$420,564,912
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(809,850)	$—	$—	$—	$(809,850)
Gross amount of recognized liabilities for securities lending transactions					$(809,850)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$49,446,010	$—	$—	$49,446,010
Automobiles	67,869,637	—	—	67,869,637
Broadline Retail	166,404,902	—	—	166,404,902
Building Products	29,517,739	—	—	29,517,739
Capital Markets	74,753,124	—	—	74,753,124
Chemicals	13,425,376	—	—	13,425,376
Commercial Services & Supplies	6,385,823	—	—	6,385,823
Entertainment	113,148,805	—	—	113,148,805
Financial Services	76,891,048	—	—	76,891,048
Health Care Equipment & Supplies	58,766,146	—	—	58,766,146
Hotels, Restaurants & Leisure	20,126,781	—	—	20,126,781
Interactive Media & Services	133,161,769	—	—	133,161,769
IT Services	6,893,316	—	—	6,893,316
Life Sciences Tools & Services	22,691,617	—	—	22,691,617
Media	22,774,396	—	—	22,774,396
Pharmaceuticals	54,619,329	—	—	54,619,329
Real Estate Management & Development	3,963,398	—	—	3,963,398
Semiconductors & Semiconductor Equipment	387,670,103	15,692,297	—	403,362,400
Software	355,714,220	—	—	355,714,220
Specialty Retail	18,811,803	—	—	18,811,803
Technology Hardware, Storage & Peripherals	103,960,665	—	—	103,960,665
Total Common Stocks	1,786,996,007	15,692,297	—	1,802,688,304
Total Convertible Preferred Stocks*	—	—	33,511,135	33,511,135
Total Preferred Stocks*	—	—	11,375,993	11,375,993
Total Short-Term Investments*	—	1,457,530	—	1,457,530
Securities Lending Reinvestments
Short-Term Investment Funds	400,000	—	—	400,000
Repurchase Agreements	—	409,850	—	409,850
Total Securities Lending Reinvestments	400,000	409,850	—	809,850
Total Investments	$1,787,396,007	$17,559,677	$44,887,128	$1,849,842,812
Collateral for Securities Loaned (Liability)	$—	$(809,850)	$—	$(809,850)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-60

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2024	Purchases	Change in Unrealized Appreciation/ (Depreciation)	Balance as of June 30, 2025	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at June 30, 2025
Convertible Preferred Stocks
Software	$—	$28,653,910	$4,857,225	$33,511,135	$4,857,225
Preferred Stocks
Interactive Media & Services	8,858,998	—	2,516,995	11,375,993	2,516,995
	$8,858,998	$28,653,910	$7,374,220	$44,887,128	$7,374,220

	Fair Value at June 30, 2025	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Convertible Preferred Stocks
Software	$33,511,135	Comparable Company Analysis	Enterprise Value/CY Revenue	18.0x	18.0x	18.0x	Increase
Preferred Stocks
Interactive Media & Services	11,375,993	Comparable Company Analysis	Enterprise Value/TTM Revenue	1.5x	1.5x	1.5x	Increase
See accompanying notes to financial statements.
BHFTII-61

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,849,842,812
Receivable for:
Investments sold	2,612,791
Fund shares sold	129,946
Dividends and interest	166,095
Prepaid expenses	14,179
Total Assets	1,852,765,823
Liabilities
Collateral for securities loaned	809,850
Payable for:
Investments purchased	937,799
Fund shares redeemed	3,870,082
Accrued Expenses:
Management fees	778,102
Distribution and service fees	73,094
Deferred trustees’ fees	215,491
Other expenses	292,131
Total Liabilities	6,976,549
Net Assets	$1,845,789,274
Net Assets Consist of:
Paid in surplus	$894,424,328
Distributable earnings (Accumulated losses)	951,364,946
Net Assets	$1,845,789,274
Net Assets
Class A	$1,457,667,120
Class B	336,116,403
Class E	52,005,751
Capital Shares Outstanding*
Class A	34,723,258
Class B	9,184,656
Class E	1,324,970
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$41.98
Class B	36.60
Class E	39.25

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,019,239,959.
(b)	Includes securities loaned at value of $6,623,008.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$3,273,744
Interest	92,927
Securities lending income	17,244
Total investment income	3,383,915
Expenses
Management fees	5,890,064
Administration fees	42,165
Custodian and accounting fees	41,342
Distribution and service fees—Class B	384,178
Distribution and service fees—Class E	36,479
Audit and tax services	25,047
Legal	22,722
Trustees’ fees and expenses	20,044
Shareholder reporting	46,097
Insurance	7,322
Miscellaneous	9,963
Total expenses	6,525,423
Less management fee waiver	(1,379,483)
Net expenses	5,145,940
Net Investment Loss	(1,762,025)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	122,870,072
Foreign currency transactions	(124)
Net realized gain (loss)	122,869,948
Net change in unrealized appreciation (depreciation) on:
Investments	1,315,905
Foreign currency transactions	1,773
Net change in unrealized appreciation (depreciation)	1,317,678
Net realized and unrealized gain (loss)	124,187,626
Net Increase (Decrease) in Net Assets From Operations	$122,425,601

(a)	Net of foreign withholding taxes of $87,162.
See accompanying notes to financial statements.
BHFTII-62

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(1,762,025)	$(2,256,692)
Net realized gain (loss)	122,869,948	244,373,325
Net change in unrealized appreciation (depreciation)	1,317,678	246,087,503
Increase (decrease) in net assets from operations	122,425,601	488,204,136
From Distributions to Shareholders
Class A	(184,777,593)	(83,194,998)
Class B	(48,152,874)	(20,073,538)
Class E	(7,021,775)	(3,116,139)
Total distributions	(239,952,242)	(106,384,675)
Increase (decrease) in net assets from capital share transactions	162,132,057	(222,605,846)
Total increase (decrease) in net assets	44,605,416	159,213,615
Net Assets
Beginning of period	1,801,183,858	1,641,970,243
End of period	$1,845,789,274	$1,801,183,858

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	657,366	$27,885,516	756,828	$30,668,090
Reinvestments	4,586,190	184,777,593	1,995,562	83,194,998
Redemptions	(2,081,892)	(90,402,075)	(7,632,190)	(318,785,834)
Net increase (decrease)	3,161,664	$122,261,034	(4,879,800)	$(204,922,746)
Class B
Sales	419,761	$15,586,112	771,180	$28,467,047
Reinvestments	1,370,705	48,152,874	540,483	20,073,538
Redemptions	(704,571)	(26,897,686)	(1,732,625)	(64,339,216)
Net increase (decrease)	1,085,895	$36,841,300	(420,962)	$(15,798,631)
Class E
Sales	67,341	$2,725,029	174,713	$6,814,030
Reinvestments	186,402	7,021,775	79,110	3,116,139
Redemptions	(166,910)	(6,717,081)	(300,992)	(11,814,638)
Net increase (decrease)	86,833	$3,029,723	(47,169)	$(1,884,469)
Increase (decrease) derived from capital shares transactions		$162,132,057		$(222,605,846)
See accompanying notes to financial statements.
BHFTII-63

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$45.10	$36.24	$24.69	$56.20	$53.39	$43.16
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)	(0.03)	0.04	0.03	(0.09)	(0.07)
Net realized and unrealized gain (loss)	2.95	11.41	12.12	(20.40)	10.57	16.02
Total income (loss) from investment operations	2.92	11.38	12.16	(20.37)	10.48	15.95
Less Distributions
Distributions from net investment income	0.00	(0.03)	(0.01)	0.00	0.00	0.00
Distributions from net realized capital gains	(6.04)	(2.49)	(0.60)	(11.14)	(7.67)	(5.72)
Total distributions	(6.04)	(2.52)	(0.61)	(11.14)	(7.67)	(5.72)
Net Asset Value, End of Period	$41.98	$45.10	$36.24	$24.69	$56.20	$53.39
Total Return (%) (b)	7.05 (c)	31.99	49.61	(37.61)	21.20	40.66
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.72 (d)	0.72	0.73	0.73	0.71	0.72
Net ratio of expenses to average net assets (%) (e)	0.56 (d)	0.56	0.58	0.63	0.62	0.63
Ratio of net investment income (loss) to average net assets (%)	(0.16) (d)	(0.08)	0.13	0.08	(0.17)	(0.14)
Portfolio turnover rate (%)	20 (c)	26	22	65	41	37
Net assets, end of period (in millions)	$1,457.7	$1,423.5	$1,320.7	$1,067.3	$1,703.3	$1,651.2

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$40.12	$32.52	$22.25	$52.39	$50.37	$41.11
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.08)	(0.12)	(0.03)	(0.05)	(0.22)	(0.17)
Net realized and unrealized gain (loss)	2.60	10.21	10.90	(18.95)	9.91	15.15
Total income (loss) from investment operations	2.52	10.09	10.87	(19.00)	9.69	14.98
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(6.04)	(2.49)	(0.60)	(11.14)	(7.67)	(5.72)
Total distributions	(6.04)	(2.49)	(0.60)	(11.14)	(7.67)	(5.72)
Net Asset Value, End of Period	$36.60	$40.12	$32.52	$22.25	$52.39	$50.37
Total Return (%) (b)	6.92 (c)	31.65	49.23	(37.75)	20.88	40.31
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.97 (d)	0.97	0.98	0.98	0.96	0.97
Net ratio of expenses to average net assets (%) (e)	0.81 (d)	0.81	0.83	0.88	0.87	0.88
Ratio of net investment income (loss) to average net assets (%)	(0.41) (d)	(0.33)	(0.12)	(0.17)	(0.42)	(0.39)
Portfolio turnover rate (%)	20 (c)	26	22	65	41	37
Net assets, end of period (in millions)	$336.1	$325.0	$277.1	$214.5	$336.4	$294.1
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-64

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$42.58	$34.35	$23.46	$54.28	$51.88	$42.15
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.06)	(0.09)	(0.01)	(0.02)	(0.17)	(0.13)
Net realized and unrealized gain (loss)	2.77	10.81	11.50	(19.66)	10.24	15.58
Total income (loss) from investment operations	2.71	10.72	11.49	(19.68)	10.07	15.45
Less Distributions
Distributions from net realized capital gains	(6.04)	(2.49)	(0.60)	(11.14)	(7.67)	(5.72)
Total distributions	(6.04)	(2.49)	(0.60)	(11.14)	(7.67)	(5.72)
Net Asset Value, End of Period	$39.25	$42.58	$34.35	$23.46	$54.28	$51.88
Total Return (%) (b)	6.97 (c)	31.81	49.33	(37.68)	21.02	40.44
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87 (d)	0.87	0.88	0.88	0.86	0.87
Net ratio of expenses to average net assets (%) (e)	0.71 (d)	0.71	0.73	0.78	0.77	0.78
Ratio of net investment income (loss) to average net assets (%)	(0.31) (d)	(0.23)	(0.02)	(0.07)	(0.32)	(0.29)
Portfolio turnover rate (%)	20 (c)	26	22	65	41	37
Net assets, end of period (in millions)	$52.0	$52.7	$44.2	$31.9	$55.7	$52.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-65

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Short-Term Investments—99.8% of Net Assets

Security Description	Principal Amount*	Value

Certificate of Deposit—28.0%
Banco Santander SA
4.510%, 07/08/25	12,000,000	$12,000,091
Bank of America NA
4.420%, 11/05/25	2,000,000	1,999,839
4.500%, 01/02/26	2,000,000	2,000,310
4.540%, 07/10/25	2,000,000	2,000,020
4.640%, SOFR + 0.280%, 04/02/26 (a)	3,000,000	2,999,745
Bank of Montreal
4.324%, 10/10/25 (b)	3,000,000	2,963,220
4.500%, 01/23/26	3,000,000	3,001,405
4.560%, 11/10/25	2,000,000	2,000,035
4.680%, SOFR + 0.290%, 02/20/26 (a)	2,000,000	2,000,675
4.770%, SOFR + 0.380%, 11/13/25 (a)	2,000,000	2,000,541
Barclays Bank PLC
4.830%, SOFR + 0.440%, 04/21/26 (a)	4,000,000	4,003,586
BNP Paribas SA
4.400%, 11/06/25	3,000,000	2,999,857
4.420%, 09/19/25	4,000,000	3,999,890
4.460%, 11/21/25	3,000,000	3,000,759
Canadian Imperial Bank of Commerce
4.400%, 02/09/26	2,000,000	2,001,236
4.490%, 01/23/26	4,000,000	4,002,683
4.500%, 10/09/25	2,000,000	1,999,536
4.740%, SOFR + 0.350%, 09/23/25 (a)	2,000,000	2,001,198
4.770%, SOFR + 0.380%, 12/22/25 (a)	3,000,000	3,002,882
4.850%, SOFR + 0.460%, 05/15/26 (a)	2,000,000	2,003,274
4.860%, SOFR + 0.470%, 05/21/26 (a)	3,000,000	3,005,268
Citibank NA
4.480%, 01/21/26	1,000,000	1,000,222
4.480%, 02/25/26	1,000,000	1,000,490
Cooperatieve Rabobank UA
4.430%, 02/10/26	4,000,000	4,002,105
4.610%, SOFR + 0.220%, 03/06/26 (a)	2,000,000	1,999,473
Credit Agricole Corporate & Investment Bank SA
4.410%, 11/07/25	4,000,000	4,000,356
4.450%, 11/21/25	2,500,000	2,500,757
4.470%, 07/31/25	7,000,000	7,000,731
Korea Development Bank
4.670%, SOFR + 0.270%, 11/13/25 (a)	7,500,000	7,500,104
4.740%, SOFR + 0.340%, 10/24/25 (a)	6,500,000	6,501,930
Lloyds Bank Corporate Markets PLC
4.410%, 05/15/26	3,755,000	3,760,244
Mitsubishi UFJ Trust & Banking Corp.
4.450%, 12/03/25	4,000,000	4,000,250
4.620%, SOFR + 0.220%, 09/25/25 (a)	4,000,000	4,000,509
4.650%, SOFR + 0.250%, 09/02/25 (a)	3,000,000	3,000,691
Mizuho Bank Ltd.
4.650%, SOFR + 0.250%, 07/08/25 (a)	2,000,000	2,000,069
4.700%, SOFR + 0.300%, 11/12/25 (a)	2,000,000	2,000,838
4.740%, SOFR + 0.340%, 02/18/26 (a)	2,000,000	2,000,713
MUFG Bank Ltd.
4.360%, 10/14/25	2,500,000	2,499,190
4.500%, 08/15/25	4,000,000	4,000,131
4.650%, SOFR + 0.250%, 07/07/25 (a)	2,000,000	2,000,050
Natixis SA
4.430%, 11/05/25	2,000,000	1,999,866
Security Description	Principal Amount*	Value
Certificate of Deposit—(Continued)
Nordea Bank Abp
4.640%, SOFR + 0.250%, 03/17/26 (a)	2,500,000	$2,499,873
Oversea-Chinese Banking Corp. Ltd.
4.420%, 08/22/25	12,000,000	11,999,339
Royal Bank of Canada
4.210%, 03/12/26	3,000,000	2,997,943
4.440%, 12/12/25	4,000,000	4,000,334
4.500%, 10/07/25	1,000,000	999,956
Standard Chartered Bank
4.600%, 01/15/26	3,250,000	3,252,306
4.670%, 02/12/26	2,000,000	2,003,065
State Street Bank & Trust Co.
4.710%, SOFR + 0.320%, 11/12/25 (a)	3,000,000	3,000,873
Sumitomo Mitsui Banking Corp.
4.450%, 03/06/26	3,000,000	3,001,973
4.630%, SOFR + 0.230%, 10/01/25 (a)	4,000,000	4,001,017
4.660%, SOFR + 0.260%, 12/11/25 (a)	5,000,000	5,000,954
Sumitomo Mitsui Trust Bank Ltd.
4.710%, SOFR + 0.310%, 10/30/25 (a)	8,000,000	8,004,225
Svenska Handelsbanken AB
4.640%, SOFR + 0.250%, 07/10/25 (a)	4,000,000	4,000,177
4.650%, SOFR + 0.260%, 02/20/26 (a)	2,500,000	2,500,311
Toronto-Dominion Bank
4.500%, 10/07/25	1,000,000	999,905
4.520%, 02/04/26	2,500,000	2,501,926
4.740%, SOFR + 0.350%, 09/22/25 (a)	2,000,000	2,000,943
4.840%, SOFR + 0.450%, 04/28/26 (a)	1,500,000	1,501,778
5.100%, 08/25/25	3,000,000	3,002,272
Wells Fargo Bank NA
4.700%, SOFR + 0.310%, 05/28/26 (a)	3,000,000	3,000,253
Westpac Banking Corp.
4.360%, 03/04/26	3,000,000	3,001,471
4.620%, SOFR + 0.220%, 03/12/26 (a)	4,000,000	3,999,430
4.650%, SOFR + 0.250%, 07/10/25 (a)	3,000,000	3,000,133
4.680%, SOFR + 0.280%, 10/20/25 (a)	4,000,000	4,001,525
		216,026,751
Commercial Paper—48.3%
ABN AMRO Funding USA LLC
2.206%, 07/02/25 (144A) (b)	3,000,000	2,999,277
Alinghi Funding Co. LLC
4.499%, 10/16/25 (144A) (b)	3,500,000	3,454,115
ANZ New Zealand International Ltd.
4.436%, 02/23/26 (144A) (b)	2,000,000	1,945,004
4.453%, 10/01/25 (144A) (b)	3,000,000	2,966,911
Aquitaine Funding Co. LLC
Zero Coupon, 07/01/25 (144A) (b)	3,000,000	2,999,635
ASB Bank Ltd.
4.620%, SOFR + 0.230%, 09/29/25 (144A) (a)	4,000,000	4,000,478
Atlantic Asset Securitization LLC
4.496%, 12/02/25 (144A) (b)	2,500,000	2,453,374
Australia & New Zealand Banking Group Ltd.
4.502%, 11/25/25 (144A) (b)	3,000,000	2,947,185
4.650%, SOFR + 0.260%, 08/21/25 (144A) (a)	3,000,000	3,000,661
Bank of New York Mellon
4.640%, SOFR + 0.250%, 03/26/26 (a)	2,500,000	2,499,093
See accompanying notes to financial statements.
BHFTII-66

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Short-Term Investments—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Bank of Nova Scotia
4.620%, SOFR + 0.230%, 03/06/26 (144A) (a)	2,500,000	$2,499,816
Barclays Capital, Inc.
4.525%, 10/22/25 (144A) (b)	4,000,000	3,944,525
Bedford Row Funding Corp.
Zero Coupon, 07/01/25 (144A) (b)	6,000,000	5,999,278
BPCE SA
4.383%, 08/13/25 (144A) (b)	2,500,000	2,486,637
Britannia Funding Co. LLC
4.513%, 10/09/25 (144A) (b)	6,000,000	5,925,658
4.640%, SOFR + 0.250%, 08/06/25 (144A) (a)	1,000,000	1,000,125
Cabot Trail Funding LLC
4.111%, 07/14/25 (144A) (b)	4,000,000	3,993,210
Caisse des Depots et Consignations
4.400%, 09/25/25 (144A) (b)	12,000,000	11,873,792
Canadian Imperial Bank of Commerce
4.514%, 02/12/26 (144A) (b)	1,500,000	1,460,781
Cargill, Inc.
Zero Coupon, 07/01/25 (144A) (b)	12,000,000	11,998,556
CDP Financial, Inc.
Zero Coupon, 07/01/25 (144A) (b)	20,000,000	19,997,604
Chesham Finance Ltd./Chesham Finance LLC
Zero Coupon, 07/01/25 (144A) (b)	9,000,000	8,998,915
Zero Coupon, 07/01/25 (b)	10,000,000	9,998,794
2.975%, 07/03/25 (144A) (b)	1,000,000	999,638
Citigroup Global Markets, Inc.
4.428%, 02/10/26 (144A) (b)	4,000,000	3,893,938
4.690%, SOFR + 0.300%, 03/20/26 (144A) (a)	2,000,000	1,999,983
Columbia Funding Co. LLC
4.061%, 07/11/25 (144A) (b)	4,000,000	3,994,667
4.209%, 07/16/25 (144A) (b)	7,000,000	6,986,411
Commonwealth Bank of Australia
4.590%, SOFR + 0.200%, 07/03/25 (144A) (a)	3,000,000	3,000,027
Concord Minutemen Capital Co. LLC
4.553%, 12/08/25 (144A) (b)	4,000,000	3,922,511
DBS Bank Ltd.
4.152%, 07/16/25 (144A) (b)	4,000,000	3,992,306
DNB Bank ASA
4.332%, 03/18/26 (144A) (b)	3,000,000	2,910,034
4.408%, 11/05/25 (144A) (b)	2,500,000	2,461,775
4.418%, 02/12/26 (144A) (b)	2,000,000	1,947,404
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main
4.376%, 09/26/25 (144A) (b)	2,500,000	2,473,225
Falcon Asset Funding LLC
4.720%, SOFR + 0.320%, 11/06/25 (144A) (a)	3,800,000	3,801,053
Federation des Caisses Desjardins du Quebec
4.371%, 08/25/25 (144A) (b)	12,000,000	11,917,941
First Abu Dhabi Bank PJSC
Zero Coupon, 07/01/25 (144A) (b)	2,000,000	1,999,760
Glencove Funding LLC
4.353%, 07/31/25 (144A) (b)	8,000,000	7,969,822
Helvetica Funding Co. LLC
4.318%, 07/23/25 (144A) (b)	9,000,000	8,974,850
HQLA Funding LLC
Zero Coupon, 07/01/25 (144A) (b)	9,000,000	8,998,905
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
HSBC Bank PLC
4.670%, SOFR + 0.280%, 07/16/25 (144A) (a)	3,000,000	$3,000,241
ING U.S. Funding LLC
4.690%, SOFR + 0.300%, 02/06/26 (a)	2,000,000	2,000,569
4.750%, SOFR + 0.360%, 10/24/25 (144A) (a)	3,600,000	3,602,107
Ionic Funding LLC
2.251%, 07/02/25 (144A) (b)	9,082,000	9,079,787
4.029%, 07/10/25 (144A) (b)	2,500,000	2,496,935
4.088%, 07/11/25 (b)	4,000,000	3,994,600
Landesbank Baden-Wuerttemberg
Zero Coupon, 07/01/25 (b)	15,000,000	14,998,188
Lion Bay Funding LLC
2.206%, 07/02/25 (144A) (b)	4,000,000	3,999,036
Lloyds Bank Corporate Markets PLC
4.320%, 08/06/25 (b)	4,000,000	3,982,088
Lloyds Bank PLC
4.433%, 10/29/25 (144A) (b)	2,000,000	1,970,464
Mackinac Funding Co. LLC
4.356%, 08/05/25 (144A) (b)	4,000,000	3,982,408
4.471%, 11/12/25 (144A) (b)	3,500,000	3,442,709
4.487%, 11/19/25 (144A) (b)	4,000,000	3,931,240
4.488%, 10/15/25 (144A) (b)	3,500,000	3,454,210
Macquarie Bank Ltd.
4.352%, 08/21/25 (144A) (b)	3,500,000	3,477,550
4.382%, 10/24/25 (144A) (b)	1,750,000	1,724,973
4.455%, 11/19/25 (144A) (b)	2,000,000	1,965,389
4.528%, 11/19/25 (144A) (b)	3,000,000	2,948,083
4.546%, 02/12/26 (144A) (b)	4,000,000	3,893,340
4.740%, SOFR + 0.350%, 04/07/26 (144A) (a)	5,000,000	5,001,619
4.760%, SOFR + 0.370%, 08/15/25 (144A) (a)	2,000,000	2,000,667
MUFG Bank Ltd.
4.446%, 12/05/25 (b)	3,000,000	2,943,221
National Bank of Canada
4.454%, 01/16/26 (144A) (b)	3,000,000	2,929,250
4.770%, SOFR + 0.380%, 05/29/26 (144A) (a)	2,500,000	2,501,919
Natixis SA
4.282%, 09/08/25 (b)	3,500,000	3,470,223
Nordea Bank Abp
4.402%, 02/20/26 (144A) (b)	3,750,000	3,648,202
Paradelle Funding LLC
4.715%, 07/16/25 (144A) (b)	3,000,000	2,994,150
Province of British Columbia
3.036%, 07/03/25 (b)	4,500,000	4,498,386
Robert Bosch Finance LLC
Zero Coupon, 07/01/25 (144A) (b)	12,000,000	11,998,548
Royal Bank of Canada
4.432%, 05/27/26 (144A) (b)	2,000,000	1,925,781
4.446%, 11/07/25 (144A) (b)	2,500,000	2,461,030
4.453%, 11/03/25 (144A) (b)	2,000,000	1,969,732
Sheffield Receivables Co. LLC
3.983%, 07/10/25 (144A) (b)	3,500,000	3,495,755
Skandinaviska Enskilda Banken AB
4.780%, SOFR + 0.390%, 04/28/26 (144A) (a)	4,000,000	4,002,807
Starbird Funding Corp.
4.356%, 09/03/25 (144A) (b)	3,000,000	2,976,212
See accompanying notes to financial statements.
BHFTII-67

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Short-Term Investments—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Sumitomo Mitsui Trust Bank Ltd.
4.435%, 11/20/25 (144A) (b)	2,500,000	$2,457,383
Svenska Handelsbanken AB
4.650%, SOFR + 0.260%, 07/18/25 (144A) (a)	3,000,000	3,000,260
Swedbank AB
4.590%, SOFR + 0.200%, 11/26/25 (144A) (a)	2,000,000	2,000,241
4.660%, SOFR + 0.270%, 07/03/25 (144A) (a)	4,000,000	4,000,059
4.660%, SOFR + 0.270%, 07/16/25 (144A) (a)	2,000,000	2,000,162
UBS AG
4.794%, SOFR + 0.450%, 04/14/26 (144A) (a)	2,000,000	2,001,531
United Overseas Bank Ltd.
4.532%, SOFR + 0.170%, 09/17/25 (144A) (a)	4,000,000	4,000,181
Verto Capital I-A LLC
Zero Coupon, 07/01/25 (144A) (b)	4,000,000	3,999,518
Westpac Banking Corp.
4.660%, SOFR + 0.270%, 02/03/26 (144A) (a)	3,500,000	3,500,672
4.680%, SOFR + 0.290%, 01/02/26 (144A) (a)	2,500,000	2,500,926
4.730%, SOFR + 0.340%, 04/30/26 (144A) (a)	3,000,000	3,002,134
4.790%, SOFR + 0.400%, 04/10/26 (144A) (a)	2,500,000	2,502,871
		373,415,031
Repurchase Agreements—21.7%
BofA Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.400%, due on 07/01/25, with a maturity value of $73,008,922; collateralized by U.S. Treasury Obligations at 0.000%, maturing at 02/15/48 - 05/15/49, and an aggregate market value of $74,973,952	73,000,000	73,000,000
JPMorgan Securities LLC
Repurchase Agreement dated 06/30/25 at 4.400%, due on 07/01/25, with a maturity value of $80,009,778; collateralized by U.S. Government Agency Obligations with rates ranging from 5.000% - 7.000%, with maturity dates ranging from 02/20/55 - 05/20/55, and an aggregate market value of $81,409,644	80,000,000	80,000,000
TD Securities (USA) LLC
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25, with a maturity value of $15,001,838; collateralized by U.S. Government Agency Obligations Security at 3.000%, maturing 01/08/50, with a market value of $15,438,186	15,000,000	15,000,000
		168,000,000
Security Description	Principal Amount*	Value
U.S. Treasury—0.4%
U.S. Treasury Bills
4.181%, 10/30/25 (b)	3,000,000	$2,957,819
Time Deposit—1.4%
Royal Bank of Canada
4.330%, 07/01/25	11,000,000	11,000,000
Total Short-Term Investments (Cost $771,336,794)		771,399,601
Total Investments—99.8% (Cost $771,336,794)		771,399,601
Other assets and liabilities (net)—0.2%		1,519,141
Net Assets—100.0%		$772,918,742

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	The rate shown represents current yield to maturity.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$325,029,869, which is 42.1% of net assets.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Short-Term Investments*	$—	$771,399,601	$—	$771,399,601
Total Investments	$—	$771,399,601	$—	$771,399,601

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-68

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a)	$603,399,601
Repurchase Agreements at value which equals cost	168,000,000
Cash	132,727
Receivable for:
Fund shares sold	504,092
Interest	2,143,300
Prepaid expenses	6,238
Total Assets	774,185,958
Liabilities
Payable for:
Fund shares redeemed	573,376
Accrued Expenses:
Management fees	206,118
Distribution and service fees	81,390
Deferred trustees’ fees	213,640
Other expenses	192,692
Total Liabilities	1,267,216
Net Assets	$772,918,742
Net Assets Consist of:
Paid in surplus	$757,790,868
Distributable earnings (Accumulated losses)	15,127,874
Net Assets	$772,918,742
Net Assets
Class A	$349,650,020
Class B	359,300,484
Class E	63,968,238
Capital Shares Outstanding*
Class A	3,483,961
Class B	3,587,769
Class E	637,804
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$100.36
Class B	100.15
Class E	100.29

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $603,336,794.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Interest (a)	$17,474,078
Total investment income	17,474,078
Expenses
Management fees	1,344,201
Administration fees	24,899
Custodian and accounting fees	24,661
Distribution and service fees—Class B	444,219
Distribution and service fees—Class E	48,694
Audit and tax services	22,709
Legal	22,722
Trustees’ fees and expenses	20,044
Shareholder reporting	32,930
Insurance	3,277
Miscellaneous	9,928
Total expenses	1,998,284
Less management fee waiver	(96,014)
Net expenses	1,902,270
Net Investment Income	15,571,808
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(308)
Net change in unrealized appreciation (depreciation) on investments	(130,138)
Net realized and unrealized gain (loss)	(130,446)
Net Increase (Decrease) in Net Assets From Operations	$15,441,362

(a)	Net of foreign withholding taxes of $1,423.
See accompanying notes to financial statements.
BHFTII-69

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$15,571,808	$38,204,738
Net realized gain (loss)	(308)	1,759
Net change in unrealized appreciation (depreciation)	(130,138)	(40,660)
Increase (decrease) in net assets from operations	15,441,362	38,165,837
From Distributions to Shareholders
Class A	(17,940,519)	(19,861,426)
Class B	(17,274,935)	(20,849,461)
Class E	(3,182,701)	(4,171,572)
Total distributions	(38,398,155)	(44,882,459)
Increase (decrease) in net assets from capital share transactions	17,405,940	9,575,266
Total increase (decrease) in net assets	(5,550,853)	2,858,644
Net Assets
Beginning of period	778,469,595	775,610,951
End of period	$772,918,742	$778,469,595

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	423,377	$44,092,925	1,568,603	$163,182,686
Reinvestments	179,154	17,940,519	196,979	19,861,426
Redemptions	(502,405)	(52,179,648)	(1,402,690)	(145,672,185)
Net increase (decrease)	100,126	$9,853,796	362,892	$37,371,927
Class B
Sales	630,507	$65,399,861	1,133,617	$117,178,216
Reinvestments	172,853	17,274,935	207,210	20,849,461
Redemptions	(698,209)	(72,552,146)	(1,597,523)	(165,050,182)
Net increase (decrease)	105,151	$10,122,650	(256,696)	$(27,022,505)
Class E
Sales	63,120	$6,545,993	151,997	$15,875,413
Reinvestments	31,802	3,182,701	41,401	4,171,572
Redemptions	(118,691)	(12,299,200)	(201,028)	(20,821,141)
Net increase (decrease)	(23,769)	$(2,570,506)	(7,630)	$(774,156)
Increase (decrease) derived from capital shares transactions		$17,405,940		$9,575,266
See accompanying notes to financial statements.
BHFTII-70

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$103.59	$104.59	$101.26	$99.82	$100.35	$101.88
Income (Loss) from Investment Operations
Net investment income (loss) (a)	2.16	5.16	5.03	1.41	(0.20)	0.40
Net realized and unrealized gain (loss)	(0.02)	(0.00) (b)	0.04	0.03	0.01	0.04
Total income (loss) from investment operations	2.14	5.16	5.07	1.44	(0.19)	0.44
Less Distributions
Distributions from net investment income	(5.37)	(6.16)	(1.74)	0.00	(0.34)	(1.97)
Distributions from net realized capital gains	0.00	0.00	(0.00) (c)	0.00	0.00	0.00
Total distributions	(5.37)	(6.16)	(1.74)	0.00	(0.34)	(1.97)
Net Asset Value, End of Period	$100.36	$103.59	$104.59	$101.26	$99.82	$100.35
Total Return (%) (d)	2.08 (e)	5.11	5.05	1.44	(0.19)	0.43
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.39 (f)	0.40	0.39	0.38	0.38	0.39
Net ratio of expenses to average net assets (%) (g)	0.37 (f)	0.37	0.36	0.36	0.36	0.36
Ratio of net investment income (loss) to average net assets (%)	4.18 (f)	4.97	4.89	1.41	(0.20)	0.40
Portfolio turnover rate (%)	0 (h)	0 (h)	0 (h)	0 (h)	0 (h)	0 (h)
Net assets, end of period (in millions)	$349.7	$350.5	$316.0	$469.9	$566.9	$377.4

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$103.23	$104.23	$100.91	$99.72	$100.24	$101.77
Income (Loss) from Investment Operations
Net investment income (loss) (a)	2.02	4.88	4.75	1.23	(0.44)	0.16
Net realized and unrealized gain (loss)	(0.01)	(0.00) (b)	0.05	(0.04)	(0.01)	0.04
Total income (loss) from investment operations	2.01	4.88	4.80	1.19	(0.45)	0.20
Less Distributions
Distributions from net investment income	(5.09)	(5.88)	(1.48)	0.00	(0.07)	(1.73)
Distributions from net realized capital gains	0.00	0.00	(0.00) (c)	0.00	0.00	0.00
Total distributions	(5.09)	(5.88)	(1.48)	0.00	(0.07)	(1.73)
Net Asset Value, End of Period	$100.15	$103.23	$104.23	$100.91	$99.72	$100.24
Total Return (%) (d)	1.95 (e)	4.83	4.80	1.18	(0.45)	0.19
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.64 (f)	0.65	0.64	0.63	0.63	0.64
Net ratio of expenses to average net assets (%) (g)	0.62 (f)	0.62	0.61	0.61	0.61	0.61
Ratio of net investment income (loss) to average net assets (%)	3.93 (f)	4.72	4.64	1.23	(0.44)	0.16
Portfolio turnover rate (%)	0 (h)	0 (h)	0 (h)	0 (h)	0 (h)	0 (h)
Net assets, end of period (in millions)	$359.3	$359.5	$389.8	$421.3	$405.7	$446.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-71

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$103.43	$104.43	$101.10	$99.81	$100.33	$101.85
Income (Loss) from Investment Operations
Net investment income (loss) (a)	2.08	5.00	4.85	1.28	(0.34)	0.31
Net realized and unrealized gain (loss)	(0.03)	(0.00) (b)	0.05	0.01	0.00	(0.02)
Total income (loss) from investment operations	2.05	5.00	4.90	1.29	(0.34)	0.29
Less Distributions
Distributions from net investment income	(5.19)	(6.00)	(1.57)	0.00	(0.18)	(1.81)
Distributions from net realized capital gains	0.00	0.00	(0.00) (c)	0.00	0.00	0.00
Total distributions	(5.19)	(6.00)	(1.57)	0.00	(0.18)	(1.81)
Net Asset Value, End of Period	$100.29	$103.43	$104.43	$101.10	$99.81	$100.33
Total Return (%) (d)	1.99 (e)	4.95	4.90	1.28	(0.34)	0.29
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.54 (f)	0.55	0.54	0.53	0.53	0.54
Net ratio of expenses to average net assets (%) (g)	0.52 (f)	0.52	0.51	0.51	0.51	0.51
Ratio of net investment income (loss) to average net assets (%)	4.03 (f)	4.83	4.73	1.28	(0.34)	0.30
Portfolio turnover rate (%)	0 (h)	0 (h)	0 (h)	0 (h)	0 (h)	0 (h)
Net assets, end of period (in millions)	$64.0	$68.4	$69.9	$79.3	$81.8	$90.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net realized and unrealized gain (loss) on investments was less than $0.01.
(c)	Distributions from net realized capital gains were less than $0.01 per share.
(d)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(h)	There were no long term transactions during the six months ended June 30, 2025 and for each of the years ended December 31, 2024, 2023, 2022, 2021 and 2020.
See accompanying notes to financial statements.
BHFTII-72

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.1%
AB International Bond Portfolio (Class A) (a)	829,748	$6,347,574
Baillie Gifford International Stock Portfolio (Class A) (b)	276,600	3,180,895
BlackRock Bond Income Portfolio (Class A) (b)	465,422	41,259,641
BlackRock Capital Appreciation Portfolio (Class A) (b)	57,139	2,398,708
BlackRock High Yield Portfolio (Class A) (a)	325,713	2,380,965
Brighthouse Small Cap Value Portfolio (Class A) (a)	291,300	3,169,346
Brighthouse/Artisan International Portfolio (Class A) (a)	200,955	2,391,361
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	4,884	795,160
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	610,144	5,534,009
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	1,830,245	15,813,316
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	212,013	5,565,341
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	240,104	3,195,777
CBRE Global Real Estate Portfolio (Class A) (a)	151,053	1,570,955
Harris Oakmark International Portfolio (Class A) (a)	225,826	3,181,885
Invesco Comstock Portfolio (Class A) (a)	528,896	6,389,064
Invesco Global Equity Portfolio (Class A) (a)	34,143	798,944
Jennison Growth Portfolio (Class A) (b)	216,197	3,197,546
JPMorgan Core Bond Portfolio (Class A) (a)	2,914,081	26,022,742
JPMorgan Small Cap Value Portfolio (Class A) (a)	154,551	1,594,967
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	75,704	796,407
MFS Research International Portfolio (Class A) (a)	247,250	3,179,640
MFS Value Portfolio (Class A) (b)	621,035	7,986,513
Neuberger Berman Genesis Portfolio (Class A) (b)	52,277	791,477
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	2,611,097	26,215,409
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
PIMCO Total Return Portfolio (Class A) (a)	4,077,354	$39,754,205
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	65,776	794,573
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	102,923	2,398,110
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	189,795	4,773,347
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	97,047	797,729
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	141,000	2,391,358
TCW Core Fixed Income Portfolio (Class A) (a)	3,687,797	31,567,541
VanEck Global Natural Resources Portfolio (Class A) (b)	334,721	3,936,322
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	1,544,117	15,888,963
Western Asset Management U.S. Government Portfolio (Class A) (b)	3,956,486	41,226,581
Total Investment Companies (Cost $347,904,301)		317,286,371
Total Investments—100.1% (Cost $347,904,301)		317,286,371
Other assets and liabilities (net)—(0.1)%		(341,298)
Net Assets—100.0%		$316,945,073

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
AB International Bond Portfolio (Class A)	$6,520,258	$710,780	$(519,754)	$(119,451)	$(244,259)	$6,347,574
Baillie Gifford International Stock Portfolio (Class A)	3,211,724	237,181	(677,114)	(131,614)	540,718	3,180,895
BlackRock Bond Income Portfolio (Class A)	40,803,632	3,475,192	(2,530,298)	(448,676)	(40,209)	41,259,641
BlackRock Capital Appreciation Portfolio (Class A)	2,375,641	543,082	(407,150)	165,589	(278,454)	2,398,708
BlackRock High Yield Portfolio (Class A)	2,447,303	193,964	(205,613)	12,888	(67,577)	2,380,965
Brighthouse Small Cap Value Portfolio (Class A)	3,158,010	905,509	(183,401)	(58,256)	(652,516)	3,169,346
Brighthouse/Artisan International Portfolio (Class A)	2,429,687	488,680	(719,087)	66,497	125,584	2,391,361
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	799,263	213,312	(57,912)	8,099	(167,602)	795,160
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	5,708,292	619,850	(401,030)	(21,741)	(371,362)	5,534,009
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	16,316,059	1,190,600	(1,352,938)	(106,822)	(233,583)	15,813,316
Brighthouse/Templeton International Bond Portfolio (Class A)	4,811,325	19,239	(5,254,822)	(981,113)	1,405,371	—
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	5,634,429	941,143	(447,319)	18,446	(581,358)	5,565,341
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	3,203,289	768,705	(358,501)	(42,806)	(374,910)	3,195,777
CBRE Global Real Estate Portfolio (Class A)	1,600,074	84,792	(147,851)	5,335	28,605	1,570,955
Harris Oakmark International Portfolio (Class A)	3,240,544	279,176	(829,456)	177,621	314,000	3,181,885
Invesco Comstock Portfolio (Class A)	6,414,899	1,262,091	(877,728)	83,815	(494,013)	6,389,064
Invesco Global Equity Portfolio (Class A)	798,862	173,642	(125,076)	(14,381)	(34,103)	798,944
Jennison Growth Portfolio (Class A)	3,168,447	824,254	(525,470)	220,870	(490,555)	3,197,546
JPMorgan Core Bond Portfolio (Class A)	25,308,642	2,444,403	(1,657,350)	(217,465)	144,512	26,022,742
JPMorgan Small Cap Value Portfolio (Class A)	1,571,068	371,858	(124,229)	6,599	(230,329)	1,594,967
See accompanying notes to financial statements.
BHFTII-73

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
Loomis Sayles Small Cap Growth Portfolio (Class A)	$790,205	$182,961	$(82,725)	$(17,738)	$(76,296)	$796,407
MFS Research International Portfolio (Class A)	3,225,167	330,656	(636,398)	133,234	126,981	3,179,640
MFS Value Portfolio (Class A)	8,063,817	1,240,074	(829,868)	59,056	(546,566)	7,986,513
Neuberger Berman Genesis Portfolio (Class A)	781,129	190,091	(48,119)	437	(132,061)	791,477
PIMCO Inflation Protected Bond Portfolio (Class A)	26,936,649	880,570	(2,418,081)	56,291	759,980	26,215,409
PIMCO Total Return Portfolio (Class A)	40,817,440	2,484,614	(3,118,494)	(447,575)	18,220	39,754,205
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	900,868	(82,310)	(39,345)	15,360	794,573
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	805,685	35,990	(961,575)	(14,896)	134,796	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	2,380,376	524,672	(346,811)	127,741	(287,868)	2,398,110
T. Rowe Price Large Cap Value Portfolio (Class A)	4,810,571	824,386	(514,444)	89,730	(436,896)	4,773,347
T. Rowe Price Mid Cap Growth Portfolio (Class A)	798,071	178,431	(85,255)	(30,162)	(63,356)	797,729
T. Rowe Price Small Cap Growth Portfolio (Class A)	2,348,144	713,444	(201,820)	43,125	(511,535)	2,391,358
TCW Core Fixed Income Portfolio (Class A)	31,029,333	2,843,532	(2,155,027)	(329,751)	179,454	31,567,541
VanEck Global Natural Resources Portfolio (Class A)	3,960,799	489,947	(855,865)	42,471	298,970	3,936,322
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	16,314,623	1,461,517	(1,394,857)	(418,791)	(73,529)	15,888,963
Western Asset Management U.S. Government Portfolio (Class A)	42,461,220	2,105,196	(3,231,179)	(463,558)	354,902	41,226,581
	$325,044,677	$31,134,402	$(34,364,927)	$(2,586,297)	$(1,941,484)	$317,286,371

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2025
AB International Bond Portfolio (Class A)	$—	$608,108	829,748
Baillie Gifford International Stock Portfolio (Class A)	126,753	21,434	276,600
BlackRock Bond Income Portfolio (Class A)	—	2,210,737	465,422
BlackRock Capital Appreciation Portfolio (Class A)	310,631	—	57,139
BlackRock High Yield Portfolio (Class A)	—	161,698	325,713
Brighthouse Small Cap Value Portfolio (Class A)	461,387	48,784	291,300
Brighthouse/Artisan International Portfolio (Class A)	385,957	30,890	200,955
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	146,473	10,407	4,884
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	504,412	610,144
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	828,205	1,830,245
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	—
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	684,848	78,760	212,013
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	570,701	16,516	240,104
CBRE Global Real Estate Portfolio (Class A)	—	45,747	151,053
Harris Oakmark International Portfolio (Class A)	105,159	72,109	225,826
Invesco Comstock Portfolio (Class A)	771,257	133,672	528,896
Invesco Global Equity Portfolio (Class A)	118,758	1,144	34,143
Jennison Growth Portfolio (Class A)	547,421	—	216,197
JPMorgan Core Bond Portfolio (Class A)	—	1,082,317	2,914,081
JPMorgan Small Cap Value Portfolio (Class A)	171,618	19,053	154,551
Loomis Sayles Small Cap Growth Portfolio (Class A)	88,136	—	75,704
MFS Research International Portfolio (Class A)	177,664	61,137	247,250
MFS Value Portfolio (Class A)	897,841	143,916	621,035
Neuberger Berman Genesis Portfolio (Class A)	101,867	817	52,277
PIMCO Inflation Protected Bond Portfolio (Class A)	194,361	334,300	2,611,097
PIMCO Total Return Portfolio (Class A)	—	2,313,026	4,077,354
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	7,730	65,776
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	—	15,431	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	327,865	—	102,923
T. Rowe Price Large Cap Value Portfolio (Class A)	444,532	96,092	189,795
T. Rowe Price Mid Cap Growth Portfolio (Class A)	110,059	—	97,047
T. Rowe Price Small Cap Growth Portfolio (Class A)	496,372	6,148	141,000
TCW Core Fixed Income Portfolio (Class A)	—	1,472,224	3,687,797
VanEck Global Natural Resources Portfolio (Class A)	67,597	127,359	334,721
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	1,240,486	1,544,117
See accompanying notes to financial statements.
BHFTII-74

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2025
Western Asset Management U.S. Government Portfolio (Class A)	$—	$1,687,583	3,956,486
	$7,307,257	$13,380,242
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$30,241,493	$0	$33,472,018
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$317,286,371	$—	$—	$317,286,371
Total Investments	$317,286,371	$—	$—	$317,286,371

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-75

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Affiliated investments at value (a)	$317,286,371
Receivable for:
Affiliated investments sold	220,432
Fund shares sold	17,726
Due from investment advisor	32,782
Total Assets	317,557,311
Liabilities
Payable for:
Affiliated investments purchased	10,579
Fund shares redeemed	227,579
Accrued Expenses:
Management fees	25,823
Distribution and service fees	60,247
Deferred trustees’ fees	213,881
Other expenses	74,129
Total Liabilities	612,238
Net Assets	$316,945,073
Net Assets Consist of:
Paid in surplus	$348,105,064
Distributable earnings (Accumulated losses)	(31,159,991)
Net Assets	$316,945,073
Net Assets
Class A	$21,257,420
Class B	295,687,653
Capital Shares Outstanding*
Class A	2,174,034
Class B	30,477,737
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.78
Class B	9.70

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $347,904,301.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends from affiliated investments	$13,380,242
Total investment income	13,380,242
Expenses
Management fees	157,255
Administration fees	14,325
Custodian and accounting fees	7,736
Distribution and service fees—Class B	366,918
Audit and tax services	17,631
Legal	22,722
Trustees’ fees and expenses	20,044
Miscellaneous	4,645
Total expenses	611,276
Less expenses reimbursed by the Adviser	(87,103)
Net expenses	524,173
Net Investment Income	12,856,069
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	(2,586,297)
Capital gain distributions from affiliated investments	7,307,257
Net realized gain (loss)	4,720,960
Net change in unrealized appreciation (depreciation) on affiliated investments	(1,941,484)
Net realized and unrealized gain (loss)	2,779,476
Net Increase (Decrease) in Net Assets From Operations	$15,635,545
See accompanying notes to financial statements.
BHFTII-76

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$12,856,069	$9,780,625
Net realized gain (loss)	4,720,960	(2,003,476)
Net change in unrealized appreciation (depreciation)	(1,941,484)	6,160,505
Increase (decrease) in net assets from operations	15,635,545	13,937,654
From Distributions to Shareholders
Class A	(724,996)	(656,211)
Class B	(9,358,747)	(9,312,832)
Total distributions	(10,083,743)	(9,969,043)
Increase (decrease) in net assets from capital share transactions	(13,340,618)	(52,715,438)
Total increase (decrease) in net assets	(7,788,816)	(48,746,827)
Net Assets
Beginning of period	324,733,889	373,480,716
End of period	$316,945,073	$324,733,889

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	94,786	$930,197	207,306	$1,997,410
Reinvestments	75,129	724,996	69,810	656,211
Redemptions	(195,085)	(1,908,875)	(417,662)	(4,021,916)
Net increase (decrease)	(25,170)	$(253,682)	(140,546)	$(1,368,295)
Class B
Sales	1,332,689	$12,901,678	2,134,467	$20,318,023
Reinvestments	977,925	9,358,747	998,160	9,312,832
Redemptions	(3,649,309)	(35,347,361)	(8,497,504)	(80,977,998)
Net increase (decrease)	(1,338,695)	$(13,086,936)	(5,364,877)	$(51,347,143)
Increase (decrease) derived from capital shares transactions		$(13,340,618)		$(52,715,438)
See accompanying notes to financial statements.
BHFTII-77

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.63	$9.53	$9.37	$11.48	$11.55	$11.11
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.41	0.29	0.26	0.30	0.22	0.35
Net realized and unrealized gain (loss)	0.08	0.10	0.47	(1.74)	0.24	0.68
Total income (loss) from investment operations	0.49	0.39	0.73	(1.44)	0.46	1.03
Less Distributions
Distributions from net investment income	(0.34)	(0.29)	(0.36)	(0.35)	(0.38)	(0.34)
Distributions from net realized capital gains	0.00	0.00	(0.21)	(0.32)	(0.15)	(0.25)
Total distributions	(0.34)	(0.29)	(0.57)	(0.67)	(0.53)	(0.59)
Net Asset Value, End of Period	$9.78	$9.63	$9.53	$9.37	$11.48	$11.55
Total Return (%) (b)	5.17 (c)	4.21	8.08	(12.54)	4.01	9.70
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (d)	0.16 (e)	0.16	0.15	0.13	0.13	0.13
Net ratio of expenses to average net assets (%) (d) (f)	0.10 (e)	0.10	0.10	0.10	0.10	0.10
Ratio of net investment income (loss) to average net assets (%) (g)	4.14 (h)	2.99	2.76	2.95	1.90	3.17
Portfolio turnover rate (%)	9 (c)	7	9	9	8	14
Net assets, end of period (in millions)	$21.3	$21.2	$22.3	$22.6	$28.9	$31.3

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.54	$9.45	$9.29	$11.37	$11.45	$11.01
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.39	0.26	0.24	0.27	0.19	0.32
Net realized and unrealized gain (loss)	0.09	0.10	0.46	(1.71)	0.23	0.69
Total income (loss) from investment operations	0.48	0.36	0.70	(1.44)	0.42	1.01
Less Distributions
Distributions from net investment income	(0.32)	(0.27)	(0.33)	(0.32)	(0.35)	(0.32)
Distributions from net realized capital gains	0.00	0.00	(0.21)	(0.32)	(0.15)	(0.25)
Total distributions	(0.32)	(0.27)	(0.54)	(0.64)	(0.50)	(0.57)
Net Asset Value, End of Period	$9.70	$9.54	$9.45	$9.29	$11.37	$11.45
Total Return (%) (b)	5.02 (c)	3.85	7.83	(12.69)	3.69	9.52
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (d)	0.41 (e)	0.41	0.40	0.38	0.38	0.38
Net ratio of expenses to average net assets (%) (d) (f)	0.35 (e)	0.35	0.35	0.35	0.35	0.35
Ratio of net investment income (loss) to average net assets (%) (g)	3.87 (h)	2.76	2.55	2.69	1.62	2.96
Portfolio turnover rate (%)	9 (c)	7	9	9	8	14
Net assets, end of period (in millions)	$295.7	$303.6	$351.2	$377.0	$511.1	$568.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Includes the effects of expenses reimbursed by the Adviser (see Note 5 of the Notes to Financial Statements).
(g)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(h)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.
See accompanying notes to financial statements.
BHFTII-78

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.0%
AB International Bond Portfolio (Class A) (a)	12,676,964	$96,978,776
Allspring Mid Cap Value Portfolio (Class A) (a)	842,235	8,102,299
Baillie Gifford International Stock Portfolio (Class A) (b)	7,067,733	81,278,927
BlackRock Bond Income Portfolio (Class A) (b)	3,656,643	324,161,371
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,372,360	57,611,653
BlackRock High Yield Portfolio (Class A) (a)	4,339,435	31,721,271
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,655,869	39,775,858
Brighthouse/Artisan International Portfolio (Class A) (a)	4,798,413	57,101,111
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	49,761	8,101,584
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	6,209,359	56,318,885
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	11,172,988	96,534,618
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	3,844,654	30,411,214
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	4,015,705	105,412,266
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	5,527,431	73,570,110
CBRE Global Real Estate Portfolio (Class A) (a)	2,307,755	24,000,655
Harris Oakmark International Portfolio (Class A) (a)	6,366,442	89,703,171
Invesco Comstock Portfolio (Class A) (a)	8,773,540	105,984,369
Invesco Global Equity Portfolio (Class A) (a)	1,400,866	32,780,257
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	1,755,660	16,292,522
Jennison Growth Portfolio (Class A) (b)	2,779,398	41,107,303
JPMorgan Core Bond Portfolio (Class A) (a)	14,801,115	132,173,960
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,365,968	24,416,792
Loomis Sayles Growth Portfolio (Class A) (a)	1,822,574	32,842,786
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	772,832	8,130,193
MFS Research International Portfolio (Class A) (a)	4,425,949	56,917,699
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
MFS Value Portfolio (Class A) (b)	9,503,911	$122,220,300
Neuberger Berman Genesis Portfolio (Class A) (b)	1,061,938	16,077,740
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	16,898,476	169,660,696
PIMCO Total Return Portfolio (Class A) (a)	32,324,080	315,159,775
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	4,032,817	48,716,430
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	2,115,231	49,284,882
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	4,520,921	113,701,159
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,978,466	16,262,993
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	2,394,854	40,616,732
TCW Core Fixed Income Portfolio (Class A) (a)	28,224,456	241,601,341
VanEck Global Natural Resources Portfolio (Class A) (b)	5,468,237	64,306,468
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	11,013,163	113,325,446
Western Asset Management U.S. Government Portfolio (Class A) (b)	25,550,999	266,241,405
Total Investment Companies (Cost $3,413,711,779)		3,208,605,017
Total Investments—100.0% (Cost $3,413,711,779)		3,208,605,017
Other assets and liabilities (net)—0.0%		(1,160,557)
Net Assets—100.0%		$3,207,444,460

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
AB International Bond Portfolio (Class A)	$108,783,897	$9,283,937	$(15,684,540)	$(3,432,852)	$(1,971,666)	$96,978,776
Allspring Mid Cap Value Portfolio (Class A)	8,081,958	1,574,254	(172,860)	(10,388)	(1,370,665)	8,102,299
Baillie Gifford International Stock Portfolio (Class A)	81,019,849	3,848,475	(13,762,660)	(1,100,286)	11,273,549	81,278,927
BlackRock Bond Income Portfolio (Class A)	326,333,178	23,066,585	(21,615,140)	(4,364,737)	741,485	324,161,371
BlackRock Capital Appreciation Portfolio (Class A)	56,779,603	9,765,698	(5,548,197)	(852,986)	(2,532,465)	57,611,653
BlackRock High Yield Portfolio (Class A)	25,119,548	8,714,886	(1,269,838)	(31,806)	(811,519)	31,721,271
Brighthouse Small Cap Value Portfolio (Class A)	39,649,437	9,514,504	(213,628)	28,497	(9,202,952)	39,775,858
Brighthouse/Artisan International Portfolio (Class A)	57,837,912	10,332,842	(15,521,434)	1,386,311	3,065,480	57,101,111
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	8,107,898	1,749,659	(100,601)	(4,315)	(1,651,057)	8,101,584
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	58,613,945	5,771,589	(4,076,053)	(263,981)	(3,726,615)	56,318,885
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	100,492,498	6,598,355	(8,520,426)	(1,021,881)	(1,013,928)	96,534,618
Brighthouse/Templeton International Bond Portfolio (Class A)	78,037,554	80,121	(55,935,062)	(22,361,771)	30,590,372	30,411,214
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	107,201,949	14,497,626	(5,390,973)	(251,559)	(10,644,777)	105,412,266
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	73,801,874	14,019,248	(4,127,072)	393,208	(10,517,148)	73,570,110
CBRE Global Real Estate Portfolio (Class A)	23,850,499	730,111	(1,034,301)	(131,821)	586,167	24,000,655
Harris Oakmark International Portfolio (Class A)	88,811,373	5,067,719	(17,496,280)	3,278,890	10,041,469	89,703,171
Invesco Comstock Portfolio (Class A)	105,723,464	15,699,009	(8,101,145)	1,699,126	(9,036,085)	105,984,369
See accompanying notes to financial statements.
BHFTII-79

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
Invesco Global Equity Portfolio (Class A)	$32,565,507	$5,587,173	$(3,060,831)	$426,924	$(2,738,516)	$32,780,257
Invesco Small Cap Growth Portfolio (Class A)	15,939,936	1,601,534	(921,963)	(306,365)	(20,620)	16,292,522
Jennison Growth Portfolio (Class A)	40,506,557	8,486,217	(3,932,992)	(497,372)	(3,455,107)	41,107,303
JPMorgan Core Bond Portfolio (Class A)	125,556,829	15,696,802	(8,684,679)	(986,438)	591,446	132,173,960
JPMorgan Small Cap Value Portfolio (Class A)	23,772,063	4,673,118	(454,563)	5,991	(3,579,817)	24,416,792
Loomis Sayles Growth Portfolio (Class A)	32,361,333	5,492,632	(3,240,339)	1,222,109	(2,992,949)	32,842,786
Loomis Sayles Small Cap Growth Portfolio (Class A)	7,976,058	1,512,667	(325,771)	(34,016)	(998,745)	8,130,193
MFS Research International Portfolio (Class A)	56,490,895	4,287,777	(8,344,357)	1,480,462	3,002,922	56,917,699
MFS Value Portfolio (Class A)	121,874,184	15,908,258	(7,891,055)	(456,321)	(7,214,766)	122,220,300
Neuberger Berman Genesis Portfolio (Class A)	15,619,214	3,415,314	(215,544)	(32,651)	(2,708,593)	16,077,740
PIMCO Inflation Protected Bond Portfolio (Class A)	175,745,191	4,504,182	(15,964,185)	(2,302,716)	7,678,224	169,660,696
PIMCO Total Return Portfolio (Class A)	317,974,476	23,537,708	(23,024,618)	(5,008,568)	1,680,777	315,159,775
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	24,077,018	29,205,056	(5,515,104)	691,664	257,796	48,716,430
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	24,023,986	482,252	(29,741,429)	(83,883)	5,319,074	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	48,791,909	8,343,282	(4,057,284)	190,683	(3,983,708)	49,284,882
T. Rowe Price Large Cap Value Portfolio (Class A)	112,546,381	14,509,996	(4,696,134)	(32,595)	(8,626,489)	113,701,159
T. Rowe Price Mid Cap Growth Portfolio (Class A)	16,226,988	2,893,398	(827,320)	(119,995)	(1,910,078)	16,262,993
T. Rowe Price Small Cap Growth Portfolio (Class A)	39,427,980	10,481,010	(981,870)	(72,025)	(8,238,363)	40,616,732
TCW Core Fixed Income Portfolio (Class A)	242,648,392	17,385,377	(17,464,198)	(2,163,249)	1,195,019	241,601,341
VanEck Global Natural Resources Portfolio (Class A)	62,904,846	4,197,231	(8,043,696)	2,276,806	2,971,281	64,306,468
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	133,900,694	8,817,048	(26,224,628)	(6,954,036)	3,786,368	113,325,446
Western Asset Management U.S. Government Portfolio (Class A)	276,440,587	13,685,352	(23,289,823)	(2,581,008)	1,986,297	266,241,405
	$3,295,617,460	$345,018,002	$(375,472,593)	$(42,378,950)	$(14,178,902)	$3,208,605,017

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2025
AB International Bond Portfolio (Class A)	$—	$9,264,179	12,676,964
Allspring Mid Cap Value Portfolio (Class A)	1,328,742	131,414	842,235
Baillie Gifford International Stock Portfolio (Class A)	3,242,923	548,386	7,067,733
BlackRock Bond Income Portfolio (Class A)	—	17,339,917	3,656,643
BlackRock Capital Appreciation Portfolio (Class A)	7,454,760	—	1,372,360
BlackRock High Yield Portfolio (Class A)	—	2,131,513	4,339,435
Brighthouse Small Cap Value Portfolio (Class A)	5,825,347	615,936	3,655,869
Brighthouse/Artisan International Portfolio (Class A)	9,239,289	739,468	4,798,413
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	1,490,255	105,882	49,761
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	5,115,472	6,209,359
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	5,034,942	11,172,988
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	3,844,654
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	12,953,960	1,489,757	4,015,705
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	13,140,448	380,285	5,527,431
CBRE Global Real Estate Portfolio (Class A)	—	701,390	2,307,755
Harris Oakmark International Portfolio (Class A)	2,977,839	2,041,947	6,366,442
Invesco Comstock Portfolio (Class A)	12,869,058	2,230,432	8,773,540
Invesco Global Equity Portfolio (Class A)	4,915,621	47,371	1,400,866
Invesco Small Cap Growth Portfolio (Class A)	—	—	1,755,660
Jennison Growth Portfolio (Class A)	7,025,134	—	2,779,398
JPMorgan Core Bond Portfolio (Class A)	—	5,527,694	14,801,115
JPMorgan Small Cap Value Portfolio (Class A)	2,634,264	292,462	2,365,968
Loomis Sayles Growth Portfolio (Class A)	4,283,261	—	1,822,574
Loomis Sayles Small Cap Growth Portfolio (Class A)	906,250	—	772,832
MFS Research International Portfolio (Class A)	3,179,857	1,094,233	4,425,949
MFS Value Portfolio (Class A)	13,679,933	2,192,776	9,503,911
Neuberger Berman Genesis Portfolio (Class A)	2,074,045	16,629	1,061,938
PIMCO Inflation Protected Bond Portfolio (Class A)	1,249,390	2,148,950	16,898,476
PIMCO Total Return Portfolio (Class A)	—	18,140,020	32,324,080
See accompanying notes to financial statements.
BHFTII-80

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2025
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	$—	$477,548	4,032,817
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	—	467,557	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	6,736,596	—	2,115,231
T. Rowe Price Large Cap Value Portfolio (Class A)	10,577,775	2,286,542	4,520,921
T. Rowe Price Mid Cap Growth Portfolio (Class A)	2,257,270	—	1,978,466
T. Rowe Price Small Cap Growth Portfolio (Class A)	8,465,059	104,836	2,394,854
TCW Core Fixed Income Portfolio (Class A)	—	11,317,818	28,224,456
VanEck Global Natural Resources Portfolio (Class A)	1,114,218	2,099,250	5,468,237
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	8,817,048	11,013,163
Western Asset Management U.S. Government Portfolio (Class A)	—	10,885,064	25,550,999
	$139,621,294	$113,786,718
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$316,304,339	$0	$346,758,930
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$3,208,605,017	$—	$—	$3,208,605,017
Total Investments	$3,208,605,017	$—	$—	$3,208,605,017

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-81

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Affiliated investments at value (a)	$3,208,605,017
Receivable for:
Affiliated investments sold	2,686,017
Fund shares sold	7,546
Total Assets	3,211,298,580
Liabilities
Payable for:
Fund shares redeemed	2,693,563
Accrued Expenses:
Management fees	161,273
Distribution and service fees	640,775
Deferred trustees’ fees	285,075
Other expenses	73,434
Total Liabilities	3,854,120
Net Assets	$3,207,444,460
Net Assets Consist of:
Paid in surplus	$3,266,895,300
Distributable earnings (Accumulated losses)	(59,450,840)
Net Assets	$3,207,444,460
Net Assets
Class A	$56,619,911
Class B	3,150,824,549
Capital Shares Outstanding*
Class A	5,567,286
Class B	313,803,729
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.17
Class B	10.04

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $3,413,711,779.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends from affiliated investments	$113,786,718
Total investment income	113,786,718
Expenses
Management fees	984,402
Administration fees	14,325
Custodian and accounting fees	7,736
Distribution and service fees—Class B	3,923,365
Audit and tax services	17,631
Legal	22,722
Trustees’ fees and expenses	20,044
Miscellaneous	5,937
Total expenses	4,996,162
Net Investment Income	108,790,556
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	(42,378,950)
Capital gain distributions from affiliated investments	139,621,294
Net realized gain (loss)	97,242,344
Net change in unrealized appreciation (depreciation) on affiliated investments	(14,178,902)
Net realized and unrealized gain (loss)	83,063,442
Net Increase (Decrease) in Net Assets From Operations	$191,853,998
See accompanying notes to financial statements.
BHFTII-82

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$108,790,556	$82,663,341
Net realized gain (loss)	97,242,344	36,528,031
Net change in unrealized appreciation (depreciation)	(14,178,902)	83,171,898
Increase (decrease) in net assets from operations	191,853,998	202,363,270
From Distributions to Shareholders
Class A	(2,275,240)	(1,594,785)
Class B	(120,140,382)	(87,266,770)
Total distributions	(122,415,622)	(88,861,555)
Increase (decrease) in net assets from capital share transactions	(156,412,933)	(457,558,733)
Total increase (decrease) in net assets	(86,974,557)	(344,057,018)
Net Assets
Beginning of period	3,294,419,017	3,638,476,035
End of period	$3,207,444,460	$3,294,419,017

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	380,249	$3,881,435	198,101	$1,967,168
Reinvestments	227,070	2,275,240	164,242	1,594,785
Redemptions	(622,619)	(6,312,654)	(958,002)	(9,507,297)
Net increase (decrease)	(15,300)	$(155,979)	(595,659)	$(5,945,344)
Class B
Sales	1,453,566	$14,493,471	2,879,151	$28,125,143
Reinvestments	12,135,392	120,140,382	9,099,767	87,266,770
Redemptions	(29,109,514)	(290,890,807)	(58,041,597)	(567,005,302)
Net increase (decrease)	(15,520,556)	$(156,256,954)	(46,062,679)	$(451,613,389)
Increase (decrease) derived from capital shares transactions		$(156,412,933)		$(457,558,733)
See accompanying notes to financial statements.
BHFTII-83

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.97	$9.66	$9.55	$12.09	$11.98	$11.66
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.36	0.26	0.23	0.28	0.19	0.32
Net realized and unrealized gain (loss)	0.26	0.33	0.76	(1.93)	0.71	0.88
Total income (loss) from investment operations	0.62	0.59	0.99	(1.65)	0.90	1.20
Less Distributions
Distributions from net investment income	(0.30)	(0.26)	(0.37)	(0.31)	(0.36)	(0.34)
Distributions from net realized capital gains	(0.12)	(0.02)	(0.51)	(0.58)	(0.43)	(0.54)
Total distributions	(0.42)	(0.28)	(0.88)	(0.89)	(0.79)	(0.88)
Net Asset Value, End of Period	$10.17	$9.97	$9.66	$9.55	$12.09	$11.98
Total Return (%) (b)	6.31 (c)	6.13	10.82	(13.63)	7.68	11.31
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.07 (e)	0.07	0.07	0.06	0.06	0.06
Ratio of net investment income (loss) to average net assets (%) (f)	3.54 (g)	2.58	2.47	2.67	1.60	2.88
Portfolio turnover rate (%)	10 (c)	5	6	10	7	9
Net assets, end of period (in millions)	$56.6	$55.7	$59.7	$60.3	$76.8	$75.7

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.83	$9.53	$9.43	$11.94	$11.84	$11.53
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.34	0.23	0.21	0.25	0.16	0.29
Net realized and unrealized gain (loss)	0.27	0.32	0.74	(1.90)	0.70	0.87
Total income (loss) from investment operations	0.61	0.55	0.95	(1.65)	0.86	1.16
Less Distributions
Distributions from net investment income	(0.28)	(0.23)	(0.34)	(0.28)	(0.33)	(0.31)
Distributions from net realized capital gains	(0.12)	(0.02)	(0.51)	(0.58)	(0.43)	(0.54)
Total distributions	(0.40)	(0.25)	(0.85)	(0.86)	(0.76)	(0.85)
Net Asset Value, End of Period	$10.04	$9.83	$9.53	$9.43	$11.94	$11.84
Total Return (%) (b)	6.21 (c)	5.83	10.52	(13.84)	7.42	11.04
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.32 (e)	0.32	0.32	0.31	0.31	0.31
Ratio of net investment income (loss) to average net assets (%) (f)	3.22 (g)	2.36	2.23	2.42	1.34	2.63
Portfolio turnover rate (%)	10 (c)	5	6	10	7	9
Net assets, end of period (in millions)	$3,150.8	$3,238.8	$3,578.8	$3,721.3	$4,940.6	$5,241.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(g)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.
See accompanying notes to financial statements.
BHFTII-84

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.0%
AB International Bond Portfolio (Class A) (a)	23,304,174	$178,276,929
Allspring Mid Cap Value Portfolio (Class A) (a)	2,318,076	22,299,894
Baillie Gifford International Stock Portfolio (Class A) (b)	27,382,095	314,894,093
BlackRock Bond Income Portfolio (Class A) (b)	7,642,348	677,494,162
BlackRock Capital Appreciation Portfolio (Class A) (b)	5,436,980	228,244,434
BlackRock High Yield Portfolio (Class A) (a)	12,721,787	92,996,261
Brighthouse Small Cap Value Portfolio (Class A) (a)	11,739,523	127,726,012
Brighthouse/Artisan International Portfolio (Class A) (a)	22,768,050	270,939,798
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	135,799	22,109,463
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	8,134,645	90,863,981
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	17,112,982	155,214,744
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	17,948,264	155,073,002
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	19,849,104	157,006,415
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	14,482,812	380,173,812
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	20,270,317	269,797,923
CBRE Global Real Estate Portfolio (Class A) (a)	12,725,913	132,349,491
Harris Oakmark International Portfolio (Class A) (a)	25,624,427	361,048,181
Invesco Comstock Portfolio (Class A) (a)	31,689,012	382,803,266
Invesco Global Equity Portfolio (Class A) (a)	3,875,710	90,691,609
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	12,091,953	112,213,327
Jennison Growth Portfolio (Class A) (b)	18,479,425	273,310,701
JPMorgan Core Bond Portfolio (Class A) (a)	24,952,229	222,823,404
JPMorgan Small Cap Value Portfolio (Class A) (a)	6,414,592	66,198,591
Loomis Sayles Growth Portfolio (Class A) (a)	13,880,598	250,128,372
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	6,362,379	66,932,227
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
MFS Research International Portfolio (Class A) (a)	17,496,367	$225,003,274
MFS Value Portfolio (Class A) (b)	34,998,314	450,078,312
Neuberger Berman Genesis Portfolio (Class A) (b)	4,297,764	65,068,142
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	22,168,339	222,570,125
PIMCO Total Return Portfolio (Class A) (a)	57,194,099	557,642,465
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	18,518,097	223,698,617
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	8,788,809	204,779,243
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	16,015,369	402,786,531
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	5,449,862	44,797,863
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	7,828,172	132,765,793
TCW Core Fixed Income Portfolio (Class A) (a)	54,583,846	467,237,726
VanEck Global Natural Resources Portfolio (Class A) (b)	22,674,399	266,650,927
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	12,938,285	133,134,953
Western Asset Management U.S. Government Portfolio (Class A) (b)	36,282,958	378,068,425
Total Investment Companies (Cost $9,175,226,729)		8,875,892,488
Total Investments—100.0% (Cost $9,175,226,729)		8,875,892,488
Other assets and liabilities (net)—0.0%		(2,448,451)
Net Assets—100.0%		$8,873,444,037

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
AB International Bond Portfolio (Class A)	$205,216,255	$17,015,944	$(34,084,835)	$(7,430,324)	$(2,440,111)	$178,276,929
Allspring Mid Cap Value Portfolio (Class A)	22,135,988	4,172,957	(213,379)	(29,375)	(3,766,297)	22,299,894
Baillie Gifford International Stock Portfolio (Class A)	307,470,747	14,691,575	(45,974,696)	(8,687,395)	47,393,862	314,894,093
BlackRock Bond Income Portfolio (Class A)	681,608,054	47,460,990	(44,034,004)	(10,402,647)	2,861,769	677,494,162
BlackRock Capital Appreciation Portfolio (Class A)	223,770,091	31,978,178	(13,840,358)	700,383	(14,363,860)	228,244,434
BlackRock High Yield Portfolio (Class A)	77,639,189	21,994,324	(4,216,587)	(370,118)	(2,050,547)	92,996,261
Brighthouse Small Cap Value Portfolio (Class A)	130,823,154	26,856,328	(194,412)	32,858	(29,791,916)	127,726,012
Brighthouse/Artisan International Portfolio (Class A)	269,029,373	47,422,275	(65,769,692)	15,813,715	4,444,127	270,939,798
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	22,197,416	4,574,303	(139,870)	(35)	(4,522,351)	22,109,463
Brighthouse/Dimensional International Small Company Portfolio (Class A)	88,420,559	7,885,936	(16,594,581)	(2,034,273)	13,186,340	90,863,981
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	160,198,273	16,949,117	(10,913,183)	(789,308)	(10,230,155)	155,214,744
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	182,887,991	8,077,224	(33,020,550)	(3,468,708)	597,045	155,073,002
Brighthouse/Templeton International Bond Portfolio (Class A)	168,584,601	54,003	(32,993,954)	(16,379,130)	37,740,895	157,006,415
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	381,827,670	52,064,176	(14,334,147)	27,609	(39,411,496)	380,173,812
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	269,790,178	48,833,745	(11,973,253)	1,231,564	(38,084,311)	269,797,923
CBRE Global Real Estate Portfolio (Class A)	128,924,422	4,521,096	(3,521,954)	(275,722)	2,701,649	132,349,491
Harris Oakmark International Portfolio (Class A)	349,849,969	20,216,072	(61,824,801)	(10,683,895)	63,490,836	361,048,181
See accompanying notes to financial statements.
BHFTII-85

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
Invesco Comstock Portfolio (Class A)	$378,905,186	$54,101,518	$(23,677,930)	$1,153,923	$(27,679,431)	$382,803,266
Invesco Global Equity Portfolio (Class A)	89,501,136	13,627,955	(5,945,523)	754,774	(7,246,733)	90,691,609
Invesco Small Cap Growth Portfolio (Class A)	109,585,662	8,272,204	(3,308,643)	(842,951)	(1,492,945)	112,213,327
Jennison Growth Portfolio (Class A)	267,787,999	48,820,911	(16,767,704)	(2,091,559)	(24,438,946)	273,310,701
JPMorgan Core Bond Portfolio (Class A)	227,578,907	12,801,470	(17,180,767)	(1,981,975)	1,605,769	222,823,404
JPMorgan Small Cap Value Portfolio (Class A)	65,348,391	10,644,347	(75,056)	(11,799)	(9,707,292)	66,198,591
Loomis Sayles Growth Portfolio (Class A)	245,250,379	34,883,809	(16,190,404)	6,075,999	(19,891,411)	250,128,372
Loomis Sayles Small Cap Growth Portfolio (Class A)	65,973,185	10,758,118	(1,335,652)	41,117	(8,504,541)	66,932,227
MFS Research International Portfolio (Class A)	218,432,477	17,630,774	(28,312,798)	7,500,729	9,752,092	225,003,274
MFS Value Portfolio (Class A)	444,545,877	58,312,981	(24,423,250)	(3,531,176)	(24,826,120)	450,078,312
Neuberger Berman Genesis Portfolio (Class A)	64,344,853	11,978,193	(62,928)	(11,229)	(11,180,747)	65,068,142
PIMCO Inflation Protected Bond Portfolio (Class A)	227,516,779	7,655,222	(19,559,874)	(1,867,279)	8,825,277	222,570,125
PIMCO Total Return Portfolio (Class A)	569,118,406	39,222,062	(44,882,181)	(8,679,213)	2,863,391	557,642,465
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	108,643,444	134,144,299	(21,677,298)	1,846,170	742,002	223,698,617
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	108,404,172	2,140,109	(135,687,570)	(211,779)	25,355,068	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	201,203,103	28,541,095	(8,993,501)	1,194,574	(17,166,028)	204,779,243
T. Rowe Price Large Cap Value Portfolio (Class A)	396,011,882	49,772,030	(12,427,374)	(1,446,433)	(29,123,574)	402,786,531
T. Rowe Price Mid Cap Growth Portfolio (Class A)	44,451,441	6,786,013	(874,844)	(69,121)	(5,495,626)	44,797,863
T. Rowe Price Small Cap Growth Portfolio (Class A)	129,900,042	30,251,307	(329,407)	(1,993)	(27,054,156)	132,765,793
TCW Core Fixed Income Portfolio (Class A)	467,018,692	33,500,908	(31,425,951)	(3,822,421)	1,966,498	467,237,726
VanEck Global Natural Resources Portfolio (Class A)	255,882,500	19,673,735	(30,316,115)	4,282,988	17,127,819	266,650,927
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	182,341,501	10,246,823	(56,246,536)	(14,508,241)	11,301,406	133,134,953
Western Asset Management U.S. Government Portfolio (Class A)	387,853,613	22,450,259	(31,294,174)	(4,452,304)	3,511,031	378,068,425
	$8,925,973,557	$1,040,984,385	$(924,639,736)	$(63,424,000)	$(103,001,718)	$8,875,892,488

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2025
AB International Bond Portfolio (Class A)	$—	$17,015,944	23,304,174
Allspring Mid Cap Value Portfolio (Class A)	3,648,907	360,881	2,318,076
Baillie Gifford International Stock Portfolio (Class A)	12,563,314	2,124,485	27,382,095
BlackRock Bond Income Portfolio (Class A)	—	36,239,744	7,642,348
BlackRock Capital Appreciation Portfolio (Class A)	29,303,874	—	5,436,980
BlackRock High Yield Portfolio (Class A)	—	6,248,789	12,721,787
Brighthouse Small Cap Value Portfolio (Class A)	18,705,785	1,977,834	11,739,523
Brighthouse/Artisan International Portfolio (Class A)	43,908,084	3,514,191	22,768,050
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	4,061,847	288,593	135,799
Brighthouse/Dimensional International Small Company Portfolio (Class A)	5,223,790	2,661,176	8,134,645
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	14,103,700	17,112,982
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	8,076,994	17,948,264
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	19,849,104
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	46,694,160	5,370,016	14,482,812
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	47,417,818	1,372,273	20,270,317
CBRE Global Real Estate Portfolio (Class A)	—	3,868,443	12,725,913
Harris Oakmark International Portfolio (Class A)	11,989,089	8,221,089	25,624,427
Invesco Comstock Portfolio (Class A)	46,104,227	7,990,667	31,689,012
Invesco Global Equity Portfolio (Class A)	13,481,884	129,922	3,875,710
Invesco Small Cap Growth Portfolio (Class A)	—	—	12,091,953
Jennison Growth Portfolio (Class A)	46,386,247	—	18,479,425
JPMorgan Core Bond Portfolio (Class A)	—	9,367,138	24,952,229
JPMorgan Small Cap Value Portfolio (Class A)	7,063,044	784,156	6,414,592
Loomis Sayles Growth Portfolio (Class A)	32,412,326	—	13,880,598
Loomis Sayles Small Cap Growth Portfolio (Class A)	7,380,355	—	6,362,379
MFS Research International Portfolio (Class A)	12,583,186	4,330,049	17,496,367
MFS Value Portfolio (Class A)	50,257,184	8,055,796	34,998,314
Neuberger Berman Genesis Portfolio (Class A)	8,393,760	67,300	4,297,764
See accompanying notes to financial statements.
BHFTII-86

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2025
PIMCO Inflation Protected Bond Portfolio (Class A)	$1,637,088	$2,815,791	22,168,339
PIMCO Total Return Portfolio (Class A)	—	32,236,956	57,194,099
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	2,143,830	18,518,097
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	—	2,126,556	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	27,756,894	—	8,788,809
T. Rowe Price Large Cap Value Portfolio (Class A)	37,283,652	8,059,409	16,015,369
T. Rowe Price Mid Cap Growth Portfolio (Class A)	6,139,678	—	5,449,862
T. Rowe Price Small Cap Growth Portfolio (Class A)	27,401,036	339,351	7,828,172
TCW Core Fixed Income Portfolio (Class A)	—	21,887,379	54,583,846
VanEck Global Natural Resources Portfolio (Class A)	4,624,088	8,712,050	22,674,399
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	10,246,823	12,938,285
Western Asset Management U.S. Government Portfolio (Class A)	—	15,442,796	36,282,958
	$552,421,317	$246,180,121
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$908,995,381	$0	$792,650,731
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$8,875,892,488	$—	$—	$8,875,892,488
Total Investments	$8,875,892,488	$—	$—	$8,875,892,488

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-87

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Affiliated investments at value (a)	$8,875,892,488
Receivable for:
Affiliated investments sold	6,373,840
Fund shares sold	37,342
Total Assets	8,882,303,670
Liabilities
Payable for:
Fund shares redeemed	6,411,182
Accrued Expenses:
Management fees	390,536
Distribution and service fees	1,736,357
Deferred trustees’ fees	249,478
Other expenses	72,080
Total Liabilities	8,859,633
Net Assets	$8,873,444,037
Net Assets Consist of:
Paid in surplus	$8,549,080,020
Distributable earnings (Accumulated losses)	324,364,017
Net Assets	$8,873,444,037
Net Assets
Class A	$308,582,790
Class B	8,564,861,247
Capital Shares Outstanding*
Class A	29,266,263
Class B	817,529,373
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.54
Class B	10.48

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $9,175,226,729.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends from affiliated investments	$246,180,121
Total investment income	246,180,121
Expenses
Management fees	2,359,293
Administration fees	14,325
Custodian and accounting fees	7,736
Distribution and service fees—Class B	10,496,154
Audit and tax services	17,631
Legal	22,722
Trustees’ fees and expenses	20,044
Miscellaneous	7,977
Total expenses	12,945,882
Net Investment Income	233,234,239
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	(63,424,000)
Capital gain distributions from affiliated investments	552,421,317
Net realized gain (loss)	488,997,317
Net change in unrealized appreciation (depreciation) on affiliated investments	(103,001,718)
Net realized and unrealized gain (loss)	385,995,599
Net Increase (Decrease) in Net Assets From Operations	$619,229,838
See accompanying notes to financial statements.
BHFTII-88

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$233,234,239	$184,358,438
Net realized gain (loss)	488,997,317	230,183,517
Net change in unrealized appreciation (depreciation)	(103,001,718)	322,049,258
Increase (decrease) in net assets from operations	619,229,838	736,591,213
From Distributions to Shareholders
Class A	(15,322,991)	(11,396,489)
Class B	(408,714,052)	(320,276,585)
Total distributions	(424,037,043)	(331,673,074)
Increase (decrease) in net assets from capital share transactions	(245,143,963)	(1,042,645,210)
Total increase (decrease) in net assets	(49,951,168)	(637,727,071)
Net Assets
Beginning of period	8,923,395,205	9,561,122,276
End of period	$8,873,444,037	$8,923,395,205

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	439,707	$4,618,751	711,271	$7,301,106
Reinvestments	1,476,203	15,322,991	1,137,374	11,396,489
Redemptions	(1,590,916)	(16,689,966)	(3,441,441)	(35,362,124)
Net increase (decrease)	324,994	$3,251,776	(1,592,796)	$(16,664,529)
Class B
Sales	1,640,917	$17,162,729	4,475,541	$45,473,025
Reinvestments	39,642,488	408,714,052	32,156,284	320,276,585
Redemptions	(64,754,180)	(674,272,520)	(136,792,962)	(1,391,730,291)
Net increase (decrease)	(23,470,775)	$(248,395,739)	(100,161,137)	$(1,025,980,681)
Increase (decrease) derived from capital shares transactions		$(245,143,963)		$(1,042,645,210)
See accompanying notes to financial statements.
BHFTII-89

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.33	$9.91	$9.81	$12.92	$12.55	$12.17
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.30	0.22	0.20	0.23	0.17	0.28
Net realized and unrealized gain (loss)	0.46	0.59	1.10	(2.20)	1.20	1.22
Total income (loss) from investment operations	0.76	0.81	1.30	(1.97)	1.37	1.50
Less Distributions
Distributions from net investment income	(0.27)	(0.22)	(0.35)	(0.28)	(0.31)	(0.29)
Distributions from net realized capital gains	(0.28)	(0.17)	(0.85)	(0.86)	(0.69)	(0.83)
Total distributions	(0.55)	(0.39)	(1.20)	(1.14)	(1.00)	(1.12)
Net Asset Value, End of Period	$10.54	$10.33	$9.91	$9.81	$12.92	$12.55
Total Return (%) (b)	7.44 (c)	8.28	13.93	(15.17)	11.17	14.09
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.06 (e)	0.06	0.06	0.06	0.05	0.05
Ratio of net investment income (loss) to average net assets (%) (f)	2.79 (g)	2.19	2.08	2.16	1.33	2.43
Portfolio turnover rate (%)	9 (c)	6	8	14	9	10
Net assets, end of period (in millions)	$308.6	$299.0	$302.6	$288.1	$366.2	$343.6

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.25	$9.84	$9.75	$12.83	$12.47	$12.09
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.28	0.20	0.18	0.20	0.14	0.25
Net realized and unrealized gain (loss)	0.47	0.57	1.08	(2.18)	1.19	1.22
Total income (loss) from investment operations	0.75	0.77	1.26	(1.98)	1.33	1.47
Less Distributions
Distributions from net investment income	(0.24)	(0.19)	(0.32)	(0.24)	(0.28)	(0.26)
Distributions from net realized capital gains	(0.28)	(0.17)	(0.85)	(0.86)	(0.69)	(0.83)
Total distributions	(0.52)	(0.36)	(1.17)	(1.10)	(0.97)	(1.09)
Net Asset Value, End of Period	$10.48	$10.25	$9.84	$9.75	$12.83	$12.47
Total Return (%) (b)	7.41 (c)	7.96	13.59	(15.33)	10.90	13.85
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.31 (e)	0.31	0.31	0.31	0.30	0.30
Ratio of net investment income (loss) to average net assets (%) (f)	2.50 (g)	1.96	1.82	1.90	1.08	2.18
Portfolio turnover rate (%)	9 (c)	6	8	14	9	10
Net assets, end of period (in millions)	$8,564.9	$8,624.4	$9,258.6	$9,113.9	$12,101.8	$12,299.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(g)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.
See accompanying notes to financial statements.
BHFTII-90

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.0%
AB International Bond Portfolio (Class A) (a)	8,028,789	$61,420,239
Allspring Mid Cap Value Portfolio (Class A) (a)	6,396,610	61,535,389
Baillie Gifford International Stock Portfolio (Class A) (b)	32,402,900	372,633,353
BlackRock Bond Income Portfolio (Class A) (b)	3,950,333	350,197,058
BlackRock Capital Appreciation Portfolio (Class A) (b)	6,001,962	251,962,344
BlackRock High Yield Portfolio (Class A) (a)	8,408,789	61,468,250
Brighthouse Small Cap Value Portfolio (Class A) (a)	14,136,913	153,809,609
Brighthouse/Artisan International Portfolio (Class A) (a)	27,962,686	332,755,962
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	124,798	20,318,296
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	14,984,322	167,374,877
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	8,971,994	81,375,983
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	10,391,785	82,199,022
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	14,070,287	369,345,042
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	26,384,662	351,179,852
CBRE Global Real Estate Portfolio (Class A) (a)	19,492,408	202,721,038
Frontier Mid Cap Growth Portfolio (Class A) (b)	1,457,092	41,366,842
Harris Oakmark International Portfolio (Class A) (a)	28,012,284	394,693,080
Invesco Comstock Portfolio (Class A) (a)	36,049,312	435,475,684
Invesco Global Equity Portfolio (Class A) (a)	5,337,057	124,887,136
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	15,401,035	142,921,600
Jennison Growth Portfolio (Class A) (b)	26,906,601	397,948,635
JPMorgan Core Bond Portfolio (Class A) (a)	18,323,468	163,628,571
JPMorgan Small Cap Value Portfolio (Class A) (a)	9,655,154	99,641,191
Loomis Sayles Growth Portfolio (Class A) (a)	20,899,668	376,612,025
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	11,492,544	120,901,561
MFS Research International Portfolio (Class A) (a)	22,523,521	289,652,481
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
MFS Value Portfolio (Class A) (b)	37,013,485	$475,993,413
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	2,150,373	21,030,647
Neuberger Berman Genesis Portfolio (Class A) (b)	1,294,193	19,594,076
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	8,136,767	81,693,143
PIMCO Total Return Portfolio (Class A) (a)	27,307,332	266,246,483
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	23,556,854	284,566,792
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	14,346,089	334,263,884
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	17,157,095	431,500,949
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,927,899	40,507,329
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	8,247,258	139,873,495
TCW Core Fixed Income Portfolio (Class A) (a)	26,422,807	226,179,226
VanEck Global Natural Resources Portfolio (Class A) (b)	20,838,273	245,058,089
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	1,190,855	20,161,180
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	9,906,109	101,933,865
Total Investment Companies (Cost $8,214,967,568)		8,196,627,691
Total Investments—100.0% (Cost $8,214,967,568)		8,196,627,691
Other assets and liabilities (net)—0.0%		(2,264,902)
Net Assets—100.0%		$8,194,362,789

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
AB International Bond Portfolio (Class A)	$62,698,529	$7,446,638	$(5,214,294)	$(1,173,854)	$(2,336,780)	$61,420,239
Allspring Mid Cap Value Portfolio (Class A)	60,948,525	11,780,241	(730,062)	(44,890)	(10,418,425)	61,535,389
Baillie Gifford International Stock Portfolio (Class A)	357,482,278	17,347,270	(47,404,386)	6,740,378	38,467,813	372,633,353
BlackRock Bond Income Portfolio (Class A)	348,403,676	25,946,490	(20,255,622)	(3,344,465)	(553,021)	350,197,058
BlackRock Capital Appreciation Portfolio (Class A)	250,580,068	32,262,407	(15,540,116)	1,177,238	(16,517,253)	251,962,344
BlackRock High Yield Portfolio (Class A)	62,698,513	5,553,536	(5,332,306)	(490,874)	(960,619)	61,468,250
Brighthouse Small Cap Value Portfolio (Class A)	161,195,219	29,356,921	(644,087)	118,848	(36,217,292)	153,809,609
Brighthouse/Artisan International Portfolio (Class A)	326,488,764	57,916,355	(76,209,120)	14,894,151	9,665,812	332,755,962
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	20,369,269	4,286,118	(183,893)	837	(4,154,035)	20,318,296
Brighthouse/Dimensional International Small Company Portfolio (Class A)	159,911,308	14,450,368	(27,192,876)	(6,169,261)	26,375,338	167,374,877
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	83,904,108	9,529,957	(6,279,799)	(506,487)	(5,271,796)	81,375,983
Brighthouse/Templeton International Bond Portfolio (Class A)	94,927,528	1,091,223	(25,616,372)	(7,650,515)	19,447,158	82,199,022
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	366,942,529	51,444,119	(10,630,383)	749,907	(39,161,130)	369,345,042
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	352,650,355	63,492,056	(16,922,772)	634,008	(48,673,795)	351,179,852
CBRE Global Real Estate Portfolio (Class A)	193,716,177	8,987,994	(3,599,283)	(273,637)	3,889,787	202,721,038
Frontier Mid Cap Growth Portfolio (Class A)	40,678,400	3,880,894	(1,887,447)	(409,630)	(895,375)	41,366,842
See accompanying notes to financial statements.
BHFTII-91

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
Harris Oakmark International Portfolio (Class A)	$376,050,948	$25,383,079	$(63,874,419)	$11,264,185	$45,869,287	$394,693,080
Invesco Comstock Portfolio (Class A)	430,536,772	61,411,181	(26,450,107)	(4,253,381)	(25,768,781)	435,475,684
Invesco Global Equity Portfolio (Class A)	124,184,240	18,587,726	(8,921,098)	2,577,334	(11,541,066)	124,887,136
Invesco Small Cap Growth Portfolio (Class A)	142,041,625	7,063,900	(2,797,810)	(682,398)	(2,703,717)	142,921,600
Jennison Growth Portfolio (Class A)	395,783,984	67,228,544	(26,285,744)	(760,852)	(38,017,297)	397,948,635
JPMorgan Core Bond Portfolio (Class A)	164,525,045	10,817,002	(11,440,572)	(1,410,615)	1,137,711	163,628,571
JPMorgan Small Cap Value Portfolio (Class A)	100,462,603	14,091,079	(109,933)	(17,084)	(14,785,474)	99,641,191
Loomis Sayles Growth Portfolio (Class A)	375,967,659	48,608,082	(26,942,296)	10,162,279	(31,183,699)	376,612,025
Loomis Sayles Small Cap Growth Portfolio (Class A)	122,474,750	16,724,831	(2,761,577)	(105,289)	(15,431,154)	120,901,561
MFS Research International Portfolio (Class A)	276,759,334	23,493,544	(32,327,889)	5,207,866	16,519,626	289,652,481
MFS Value Portfolio (Class A)	467,880,982	63,807,817	(25,697,476)	(3,512,849)	(26,485,061)	475,993,413
Morgan Stanley Discovery Portfolio (Class A)	20,543,934	262,376	(4,105,091)	2,021,421	2,308,007	21,030,647
Neuberger Berman Genesis Portfolio (Class A)	19,816,674	3,195,740	(17,966)	(3,681)	(3,396,691)	19,594,076
PIMCO Inflation Protected Bond Portfolio (Class A)	82,575,087	3,481,969	(6,913,750)	(44,504)	2,594,341	81,693,143
PIMCO Total Return Portfolio (Class A)	268,017,435	21,077,894	(20,081,115)	(3,261,861)	494,130	266,246,483
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	137,435,142	175,871,828	(26,815,661)	(1,289,561)	(634,956)	284,566,792
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	137,144,711	2,751,615	(176,755,823)	160,304	36,699,193	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	332,870,724	45,009,984	(17,445,403)	3,169,692	(29,341,113)	334,263,884
T. Rowe Price Large Cap Value Portfolio (Class A)	424,136,536	55,224,986	(15,191,223)	(2,230,462)	(30,438,888)	431,500,949
T. Rowe Price Mid Cap Growth Portfolio (Class A)	41,021,373	5,564,683	(1,021,635)	(74,751)	(4,982,341)	40,507,329
T. Rowe Price Small Cap Growth Portfolio (Class A)	139,831,275	29,480,571	(831,415)	108,299	(28,715,235)	139,873,495
TCW Core Fixed Income Portfolio (Class A)	224,430,341	15,799,905	(13,172,517)	(1,539,392)	660,889	226,179,226
VanEck Global Natural Resources Portfolio (Class A)	229,804,389	20,043,345	(24,064,394)	1,619,916	17,654,833	245,058,089
Victory Sycamore Mid Cap Value Portfolio (Class A)	20,284,205	2,906,065	(174,448)	1,169	(2,855,811)	20,161,180
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	125,018,281	7,848,733	(28,217,630)	(6,753,312)	4,037,793	101,933,865
	$8,123,193,295	$1,090,509,066	$(826,059,810)	$14,604,227	$(205,619,087)	$8,196,627,691

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2025
AB International Bond Portfolio (Class A)	$—	$5,851,545	8,028,789
Allspring Mid Cap Value Portfolio (Class A)	10,064,795	995,419	6,396,610
Baillie Gifford International Stock Portfolio (Class A)	14,826,555	2,507,204	32,402,900
BlackRock Bond Income Portfolio (Class A)	—	18,731,006	3,950,333
BlackRock Capital Appreciation Portfolio (Class A)	32,139,387	—	6,001,962
BlackRock High Yield Portfolio (Class A)	—	4,161,053	8,408,789
Brighthouse Small Cap Value Portfolio (Class A)	22,523,488	2,381,494	14,136,913
Brighthouse/Artisan International Portfolio (Class A)	53,624,508	4,291,847	27,962,686
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	3,732,731	265,209	124,798
Brighthouse/Dimensional International Small Company Portfolio (Class A)	9,570,312	4,875,442	14,984,322
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	7,385,792	8,971,994
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	10,391,785
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	45,358,103	5,216,365	14,070,287
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	61,644,882	1,784,006	26,384,662
CBRE Global Real Estate Portfolio (Class A)	—	5,908,693	19,492,408
Frontier Mid Cap Growth Portfolio (Class A)	2,028,686	—	1,457,092
Harris Oakmark International Portfolio (Class A)	13,065,389	8,959,124	28,012,284
Invesco Comstock Portfolio (Class A)	52,338,278	9,071,137	36,049,312
Invesco Global Equity Portfolio (Class A)	18,389,692	177,217	5,337,057
Invesco Small Cap Growth Portfolio (Class A)	—	—	15,401,035
Jennison Growth Portfolio (Class A)	67,061,393	—	26,906,601
JPMorgan Core Bond Portfolio (Class A)	—	6,863,179	18,323,468
JPMorgan Small Cap Value Portfolio (Class A)	10,630,474	1,180,220	9,655,154
Loomis Sayles Growth Portfolio (Class A)	48,471,697	—	20,899,668
Loomis Sayles Small Cap Growth Portfolio (Class A)	13,330,845	—	11,492,544
MFS Research International Portfolio (Class A)	16,149,827	5,557,379	22,523,521
See accompanying notes to financial statements.
BHFTII-92

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2025
MFS Value Portfolio (Class A)	$52,996,507	$8,494,886	37,013,485
Morgan Stanley Discovery Portfolio (Class A)	—	—	2,150,373
Neuberger Berman Genesis Portfolio (Class A)	2,527,452	20,265	1,294,193
PIMCO Inflation Protected Bond Portfolio (Class A)	599,649	1,031,396	8,136,767
PIMCO Total Return Portfolio (Class A)	—	15,362,198	27,307,332
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	2,708,403	23,556,854
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	—	2,709,455	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	44,887,281	—	14,346,089
T. Rowe Price Large Cap Value Portfolio (Class A)	39,925,472	8,630,477	17,157,095
T. Rowe Price Mid Cap Growth Portfolio (Class A)	5,543,813	—	4,927,899
T. Rowe Price Small Cap Growth Portfolio (Class A)	28,866,495	357,500	8,247,258
TCW Core Fixed Income Portfolio (Class A)	—	10,593,898	26,422,807
VanEck Global Natural Resources Portfolio (Class A)	4,240,493	7,989,335	20,838,273
Victory Sycamore Mid Cap Value Portfolio (Class A)	2,443,788	286,839	1,190,855
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	7,848,733	9,906,109
	$676,981,992	$162,196,716
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$917,410,225	$0	$652,960,969
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$8,196,627,691	$—	$—	$8,196,627,691
Total Investments	$8,196,627,691	$—	$—	$8,196,627,691

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-93

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Affiliated investments at value (a)	$8,196,627,691
Receivable for:
Affiliated investments sold	4,520,876
Fund shares sold	46,944
Total Assets	8,201,195,511
Liabilities
Payable for:
Fund shares redeemed	4,567,821
Accrued Expenses:
Management fees	361,543
Distribution and service fees	1,557,147
Deferred trustees’ fees	273,982
Other expenses	72,229
Total Liabilities	6,832,722
Net Assets	$8,194,362,789
Net Assets Consist of:
Paid in surplus	$7,439,683,382
Distributable earnings (Accumulated losses)	754,679,407
Net Assets	$8,194,362,789
Net Assets
Class A	$479,715,115
Class B	7,714,647,674
Capital Shares Outstanding*
Class A	40,954,441
Class B	662,948,079
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.71
Class B	11.64

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $8,214,967,568.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends from affiliated investments	$162,196,716
Total investment income	162,196,716
Expenses
Management fees	2,167,004
Administration fees	14,325
Custodian and accounting fees	7,736
Distribution and service fees—Class B	9,337,213
Audit and tax services	17,631
Legal	22,722
Trustees’ fees and expenses	20,044
Miscellaneous	7,529
Total expenses	11,594,204
Net Investment Income	150,602,512
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	14,604,227
Capital gain distributions from affiliated investments	676,981,992
Net realized gain (loss)	691,586,219
Net change in unrealized appreciation (depreciation) on affiliated investments	(205,619,087)
Net realized and unrealized gain (loss)	485,967,132
Net Increase (Decrease) in Net Assets From Operations	$636,569,644
See accompanying notes to financial statements.
BHFTII-94

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$150,602,512	$124,888,377
Net realized gain (loss)	691,586,219	305,689,207
Net change in unrealized appreciation (depreciation)	(205,619,087)	440,753,020
Increase (decrease) in net assets from operations	636,569,644	871,330,604
From Distributions to Shareholders
Class A	(25,575,582)	(16,368,965)
Class B	(397,301,411)	(268,266,939)
Total distributions	(422,876,993)	(284,635,904)
Increase (decrease) in net assets from capital share transactions	(140,155,956)	(879,130,310)
Total increase (decrease) in net assets	73,536,695	(292,435,610)
Net Assets
Beginning of period	8,120,826,094	8,413,261,704
End of period	$8,194,362,789	$8,120,826,094

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	458,977	$5,322,343	1,136,237	$12,712,937
Reinvestments	2,223,964	25,575,582	1,486,736	16,368,965
Redemptions	(1,643,317)	(19,084,539)	(3,976,306)	(44,761,573)
Net increase (decrease)	1,039,624	$11,813,386	(1,353,333)	$(15,679,671)
Class B
Sales	2,079,435	$23,795,916	5,086,886	$56,699,090
Reinvestments	34,759,529	397,301,411	24,521,658	268,266,939
Redemptions	(49,877,597)	(573,066,669)	(106,652,289)	(1,188,416,668)
Net increase (decrease)	(13,038,633)	$(151,969,342)	(77,043,745)	$(863,450,639)
Increase (decrease) derived from capital shares transactions		$(140,155,956)		$(879,130,310)
See accompanying notes to financial statements.
BHFTII-95

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.42	$10.66	$10.61	$14.67	$13.91	$13.48
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.24	0.19	0.17	0.19	0.16	0.25
Net realized and unrealized gain (loss)	0.71	0.98	1.57	(2.81)	1.86	1.68
Total income (loss) from investment operations	0.95	1.17	1.74	(2.62)	2.02	1.93
Less Distributions
Distributions from net investment income	(0.23)	(0.18)	(0.37)	(0.26)	(0.28)	(0.27)
Distributions from net realized capital gains	(0.43)	(0.23)	(1.32)	(1.18)	(0.98)	(1.23)
Total distributions	(0.66)	(0.41)	(1.69)	(1.44)	(1.26)	(1.50)
Net Asset Value, End of Period	$11.71	$11.42	$10.66	$10.61	$14.67	$13.91
Total Return (%) (b)	8.42 (c)	11.09	17.51	(17.71)	14.87	17.01
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.06 (e)	0.06	0.06	0.06	0.06	0.06
Ratio of net investment income (loss) to average net assets (%) (f)	2.01 (g)	1.72	1.64	1.62	1.08	2.01
Portfolio turnover rate (%)	8 (c)	8	8	14	10	12
Net assets, end of period (in millions)	$479.7	$456.0	$440.1	$410.6	$522.1	$484.8

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.34	$10.59	$10.54	$14.58	$13.82	$13.41
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.22	0.16	0.14	0.16	0.12	0.22
Net realized and unrealized gain (loss)	0.71	0.98	1.57	(2.80)	1.87	1.66
Total income (loss) from investment operations	0.93	1.14	1.71	(2.64)	1.99	1.88
Less Distributions
Distributions from net investment income	(0.20)	(0.16)	(0.34)	(0.22)	(0.25)	(0.24)
Distributions from net realized capital gains	(0.43)	(0.23)	(1.32)	(1.18)	(0.98)	(1.23)
Total distributions	(0.63)	(0.39)	(1.66)	(1.40)	(1.23)	(1.47)
Net Asset Value, End of Period	$11.64	$11.34	$10.59	$10.54	$14.58	$13.82
Total Return (%) (b)	8.29 (c)	10.80	17.30	(17.97)	14.71	16.59
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.31 (e)	0.31	0.31	0.31	0.31	0.31
Ratio of net investment income (loss) to average net assets (%) (f)	1.72 (g)	1.47	1.38	1.37	0.83	1.76
Portfolio turnover rate (%)	8 (c)	8	8	14	10	12
Net assets, end of period (in millions)	$7,714.6	$7,664.8	$7,973.2	$7,603.8	$10,335.0	$10,204.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(g)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.
See accompanying notes to financial statements.
BHFTII-96

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics — 0.8%
Expeditors International of Washington, Inc.	45,882	$5,242,019
Banks — 7.3%
Fifth Third Bancorp (a)	218,731	8,996,406
First Citizens BancShares, Inc. - Class A	11,479	22,458,319
M&T Bank Corp.	43,666	8,470,768
WaFd, Inc. (a)	279,654	8,188,269
		48,113,762
Capital Markets — 1.0%
Moelis & Co. - Class A	110,885	6,910,353
Construction Materials — 1.4%
Amrize Ltd. (a) (b)	189,781	9,403,649
Consumer Staples Distribution & Retail — 3.4%
Dollar General Corp.	97,780	11,184,076
Sysco Corp.	148,273	11,230,197
		22,414,273
Distributors — 4.2%
Genuine Parts Co.	120,479	14,615,307
LKQ Corp.	354,873	13,133,850
		27,749,157
Electric Utilities — 5.2%
Alliant Energy Corp.	255,307	15,438,414
OGE Energy Corp.	427,135	18,956,252
		34,394,666
Electrical Equipment — 2.5%
nVent Electric PLC (a)	225,841	16,542,853
Electronic Equipment, Instruments & Components — 5.2%
CDW Corp.	72,448	12,938,488
Vontier Corp.	575,514	21,236,467
		34,174,955
Energy Equipment & Services — 1.7%
NOV, Inc.	890,422	11,067,945
Entertainment — 2.0%
Warner Music Group Corp. - Class A	485,716	13,230,904
Financial Services — 2.2%
Corebridge Financial, Inc.	403,666	14,330,143
Food Products — 2.2%
Tyson Foods, Inc. - Class A	257,162	14,385,642
Ground Transportation — 2.8%
U-Haul Holding Co. (Non-Voting Shares) (a)	339,070	18,435,236
Health Care Equipment & Supplies — 4.4%
Align Technology, Inc. (b)	74,341	14,074,981
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Baxter International, Inc.	484,485	$14,670,206
		28,745,187
Health Care Providers & Services — 4.1%
Centene Corp. (b)	218,145	11,840,911
Humana, Inc.	62,145	15,193,209
		27,034,120
Hotels, Restaurants & Leisure — 6.7%
Expedia Group, Inc.	102,990	17,372,353
MGM Resorts International (b)	342,122	11,765,576
Vail Resorts, Inc. (a)	94,030	14,774,934
		43,912,863
Industrial REITs — 1.1%
Lineage, Inc. (a)	158,867	6,913,892
Insurance — 3.4%
Arch Capital Group Ltd.	103,890	9,459,185
Globe Life, Inc.	104,090	12,937,346
		22,396,531
Interactive Media & Services — 3.4%
IAC, Inc. (b)	233,974	8,736,589
Pinterest, Inc. - Class A (b)	376,990	13,518,862
		22,255,451
Leisure Products — 1.6%
Polaris, Inc. (a)	260,279	10,580,341
Life Sciences Tools & Services — 5.6%
Bio-Rad Laboratories, Inc. - Class A (a) (b)	30,926	7,463,062
ICON PLC (b)	95,202	13,847,131
Waters Corp. (a) (b)	45,360	15,832,455
		37,142,648
Machinery — 2.1%
Otis Worldwide Corp.	138,275	13,691,990
Media — 4.3%
Cable One, Inc. (a)	18,502	2,512,757
News Corp. - Class A	458,006	13,611,938
Omnicom Group, Inc. (a)	165,492	11,905,494
		28,030,189
Oil, Gas & Consumable Fuels — 2.0%
Permian Resources Corp. (a)	957,167	13,036,615
Professional Services — 3.0%
Genpact Ltd.	443,420	19,514,914
Retail REITs — 2.1%
NNN REIT, Inc. (a)	319,257	13,785,517
Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	65,486	15,586,978
See accompanying notes to financial statements.
BHFTII-97

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Software — 1.7%
Check Point Software Technologies Ltd. (b)	50,954	$11,273,572
Specialized REITs — 4.9%
Lamar Advertising Co. - Class A	172,204	20,898,677
Public Storage	38,400	11,267,328
		32,166,005
Specialty Retail — 2.0%
Asbury Automotive Group, Inc. (a) (b)	55,005	13,120,893
Trading Companies & Distributors — 2.2%
Ferguson Enterprises, Inc.	66,712	14,526,538
Total Common Stocks (Cost $541,143,391)		650,109,801

Escrow Shares—0.0%
Wireless Telecommunication Services — 0.0%
GCI Liberty, Inc. (b) (c) (d) (Cost $0)	108,185	0

Short-Term Investments—1.0%
Repurchase Agreement—1.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $6,630,573; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $6,762,683	6,629,974	6,629,974
Total Short-Term Investments (Cost $6,629,974)		6,629,974

Securities Lending Reinvestments (e)—8.0%
Certificates of Deposit—0.8%
Bank of Montreal
4.750%, SOFR + 0.350%, 07/14/25 (f)	1,000,000	999,998
Oversea-Chinese Banking Corp. Ltd.
4.620%, SOFR + 0.220%, 11/21/25 (f)	2,000,000	2,000,012
Svenska Handelsbanken AB
4.580%, SOFR + 0.180%, 08/11/25 (f)	1,500,000	1,499,996
Toronto-Dominion Bank
4.690%, SOFR + 0.290%, 03/20/26 (f)	1,000,000	999,769
		5,499,775
Commercial Paper—0.2%
ING U.S. Funding LLC
4.600%, SOFR + 0.200%, 09/25/25 (f)	1,000,000	999,951
Repurchase Agreements—6.7%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $2,000,245; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $5,000,619; collateralized by various Common Stock with an aggregate market value of $5,565,370	5,000,000	$5,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $7,000,850; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $7,140,000	7,000,000	7,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $2,000,243; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $2,040,248	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $2,049,807; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $2,091,135	2,000,000	2,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.360%, due on 07/01/25 with a maturity value of $6,324,659; collateralized by U.S. Treasury Obligations with rates ranging from 2.250% - 3.250%, maturity dates ranging from 05/15/41 - 05/15/52, and an aggregate market value of $6,450,374	6,323,894	6,323,894
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $7,006,207; collateralized by various Common Stock with an aggregate market value of $7,805,860	7,000,000	7,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $7,000,852; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $7,140,003	7,000,000	7,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/25 at 4.600%, due on 08/04/25 with a maturity value of $1,004,472; collateralized by various Common Stock with an aggregate market value of $1,111,253	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $5,000,617; collateralized by various Common Stock with an aggregate market value of $5,563,094	5,000,000	5,000,000
		44,323,894
Time Deposits—0.3%
Banco Santander SA
4.320%, 07/01/25	1,000,000	1,000,000
See accompanying notes to financial statements.
BHFTII-98

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Time Deposits—(Continued)
First Abu Dhabi Bank USA NV
4.320%, 07/01/25	1,000,000	$1,000,000
		2,000,000
Total Securities Lending Reinvestments (Cost $52,823,894)		52,823,620
Total Investments—107.9% (Cost $600,597,259)		709,563,395
Other assets and liabilities (net)—(7.9)%		(51,869,940)
Net Assets—100.0%		$657,693,455

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $69,683,890 and the collateral received consisted of cash in the amount of

$52,823,894 and non-cash collateral with a value of $18,733,752. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(f)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$109,651,352	$0	$112,253,824
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(52,823,894)	$—	$—	$—	$(52,823,894)
Gross amount of recognized liabilities for securities lending transactions					$(52,823,894)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$650,109,801	$—	$—	$650,109,801
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	6,629,974	—	6,629,974
Total Securities Lending Reinvestments*	—	52,823,620	—	52,823,620
Total Investments	$650,109,801	$59,453,594	$0	$709,563,395
Collateral for Securities Loaned (Liability)	$—	$(52,823,894)	$—	$(52,823,894)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
See accompanying notes to financial statements.
BHFTII-99

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$709,563,395
Receivable for:
Fund shares sold	1,100,870
Dividends and interest	806,747
Prepaid expenses	5,087
Total Assets	711,476,099
Liabilities
Collateral for securities loaned	52,823,894
Payable for:
Fund shares redeemed	129,660
Accrued Expenses:
Management fees	382,741
Distribution and service fees	49,360
Deferred trustees’ fees	213,693
Other expenses	183,296
Total Liabilities	53,782,644
Net Assets	$657,693,455
Net Assets Consist of:
Paid in surplus	$530,197,480
Distributable earnings (Accumulated losses)	127,495,975
Net Assets	$657,693,455
Net Assets
Class A	$395,336,118
Class B	220,894,675
Class E	41,462,662
Capital Shares Outstanding*
Class A	2,428,222
Class B	1,473,313
Class E	265,262
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$162.81
Class B	149.93
Class E	156.31

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $600,597,259.
(b)	Includes securities loaned at value of $69,683,890.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends	$6,935,149
Interest	246,523
Securities lending income	72,974
Total investment income	7,254,646
Expenses
Management fees	2,688,201
Administration fees	22,776
Custodian and accounting fees	17,783
Distribution and service fees—Class B	278,293
Distribution and service fees—Class E	31,642
Audit and tax services	25,047
Legal	22,722
Trustees’ fees and expenses	20,044
Shareholder reporting	42,799
Insurance	3,171
Miscellaneous	7,282
Total expenses	3,159,760
Less management fee waiver	(311,023)
Net expenses	2,848,737
Net Investment Income	4,405,909
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	14,922,099
Net change in unrealized appreciation (depreciation) on investments	(25,518,821)
Net realized and unrealized gain (loss)	(10,596,722)
Net Increase (Decrease) in Net Assets From Operations	$(6,190,813)
See accompanying notes to financial statements.
BHFTII-100

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$4,405,909	$8,538,863
Net realized gain (loss)	14,922,099	123,529,224
Net change in unrealized appreciation (depreciation)	(25,518,821)	(92,458,458)
Increase (decrease) in net assets from operations	(6,190,813)	39,609,629
From Distributions to Shareholders
Class A	(77,722,805)	(45,406,384)
Class B	(45,984,102)	(26,550,970)
Class E	(8,394,621)	(4,906,125)
Total distributions	(132,101,528)	(76,863,479)
Increase (decrease) in net assets from capital share transactions	102,471,927	(56,496,771)
Total increase (decrease) in net assets	(35,820,414)	(93,750,621)
Net Assets
Beginning of period	693,513,869	787,264,490
End of period	$657,693,455	$693,513,869

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	26,660	$4,893,316	341,257	$71,114,204
Reinvestments	481,972	77,722,805	232,341	45,406,384
Redemptions	(82,249)	(16,316,160)	(713,941)	(151,315,968)
Net increase (decrease)	426,383	$66,299,961	(140,343)	$(34,795,380)
Class B
Sales	25,051	$4,457,811	27,792	$5,487,457
Reinvestments	309,616	45,984,102	145,103	26,550,970
Redemptions	(105,714)	(19,573,745)	(251,146)	(50,293,318)
Net increase (decrease)	228,953	$30,868,168	(78,251)	$(18,254,891)
Class E
Sales	2,428	$422,095	6,247	$1,262,298
Reinvestments	54,218	8,394,621	25,939	4,906,125
Redemptions	(18,490)	(3,512,918)	(46,662)	(9,614,923)
Net increase (decrease)	38,156	$5,303,798	(14,476)	$(3,446,500)
Increase (decrease) derived from capital shares transactions		$102,471,927		$(56,496,771)
See accompanying notes to financial statements.
BHFTII-101

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$204.88	$217.38	$212.25	$290.67	$236.08	$229.44
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.40	2.59	2.69	2.19	2.42	2.44
Net realized and unrealized gain (loss)	(3.49)	7.13	33.45	(39.64)	60.63	10.26
Total income (loss) from investment operations	(2.09)	9.72	36.14	(37.45)	63.05	12.70
Less Distributions
Distributions from net investment income	(2.65)	(2.72)	(1.92)	(2.54)	(2.58)	(1.90)
Distributions from net realized capital gains	(37.33)	(19.50)	(29.09)	(38.43)	(5.88)	(4.16)
Total distributions	(39.98)	(22.22)	(31.01)	(40.97)	(8.46)	(6.06)
Net Asset Value, End of Period	$162.81	$204.88	$217.38	$212.25	$290.67	$236.08
Total Return (%) (b)	(0.83) (c)	4.97	18.53	(12.62)	26.91	6.25
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87 (d)	0.87	0.86	0.85	0.85	0.87
Net ratio of expenses to average net assets (%) (e)	0.77 (d)	0.77	0.77	0.76	0.77	0.78
Ratio of net investment income (loss) to average net assets (%)	1.44 (d)	1.22	1.28	0.91	0.88	1.25
Portfolio turnover rate (%)	17 (c)	23	21	20	12	44
Net assets, end of period (in millions)	$395.3	$410.1	$465.7	$448.2	$589.4	$564.1

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$191.57	$204.64	$201.42	$278.02	$226.22	$220.07
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.07	1.93	2.05	1.51	1.65	1.88
Net realized and unrealized gain (loss)	(3.28)	6.69	31.59	(37.89)	58.07	9.79
Total income (loss) from investment operations	(2.21)	8.62	33.64	(36.38)	59.72	11.67
Less Distributions
Distributions from net investment income	(2.10)	(2.19)	(1.33)	(1.79)	(2.04)	(1.36)
Distributions from net realized capital gains	(37.33)	(19.50)	(29.09)	(38.43)	(5.88)	(4.16)
Total distributions	(39.43)	(21.69)	(30.42)	(40.22)	(7.92)	(5.52)
Net Asset Value, End of Period	$149.93	$191.57	$204.64	$201.42	$278.02	$226.22
Total Return (%) (b)	(0.96) (c)	4.71	18.24	(12.84)	26.59	5.98
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.12 (d)	1.12	1.11	1.10	1.10	1.12
Net ratio of expenses to average net assets (%) (e)	1.02 (d)	1.02	1.02	1.01	1.02	1.03
Ratio of net investment income (loss) to average net assets (%)	1.18 (d)	0.97	1.03	0.66	0.63	1.00
Portfolio turnover rate (%)	17 (c)	23	21	20	12	44
Net assets, end of period (in millions)	$220.9	$238.4	$270.7	$257.8	$340.4	$318.9
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-102

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$198.12	$210.90	$206.73	$284.18	$231.04	$224.61
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.20	2.19	2.31	1.79	1.95	2.12
Net realized and unrealized gain (loss)	(3.37)	6.92	32.50	(38.74)	59.32	10.02
Total income (loss) from investment operations	(2.17)	9.11	34.81	(36.95)	61.27	12.14
Less Distributions
Distributions from net investment income	(2.31)	(2.39)	(1.55)	(2.07)	(2.25)	(1.55)
Distributions from net realized capital gains	(37.33)	(19.50)	(29.09)	(38.43)	(5.88)	(4.16)
Total distributions	(39.64)	(21.89)	(30.64)	(40.50)	(8.13)	(5.71)
Net Asset Value, End of Period	$156.31	$198.12	$210.90	$206.73	$284.18	$231.04
Total Return (%) (b)	(0.91) (c)	4.81	18.35	(12.75)	26.71	6.09
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.02 (d)	1.02	1.01	1.00	1.00	1.02
Net ratio of expenses to average net assets (%) (e)	0.92 (d)	0.92	0.92	0.91	0.92	0.93
Ratio of net investment income (loss) to average net assets (%)	1.28 (d)	1.07	1.13	0.76	0.73	1.10
Portfolio turnover rate (%)	17 (c)	23	21	20	12	44
Net assets, end of period (in millions)	$41.5	$45.0	$51.0	$49.8	$65.7	$64.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-103

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Australia — 5.9%
Accent Group Ltd.	97,699	$89,634
Adairs Ltd.	32,872	45,247
Ainsworth Game Technology Ltd. (a)	51,616	30,748
Alkane Resources Ltd. (a)	100,921	47,988
Alliance Aviation Services Ltd. (a)	6,026	10,431
AMA Group Ltd. (a)	880,225	60,830
Amotiv Ltd.	31,705	167,316
AMP Ltd.	476,602	395,332
Amplitude Energy Ltd. (a)	753,059	104,117
Ansell Ltd.	25,149	501,414
Appen Ltd. (a)	23,905	17,625
Arafura Rare Earths Ltd. (a)	397,507	45,779
ARB Corp. Ltd.	22,905	493,018
ARN Media Ltd.	82,651	25,567
Articore Group Ltd. (a)	43,202	5,679
AUB Group Ltd.	23,873	557,591
Audinate Group Ltd. (a)	5,631	27,724
Aurelia Metals Ltd. (a)	336,966	42,181
Aussie Broadband Ltd.	38,030	97,921
Austal Ltd. (a)	90,915	375,788
Australian Agricultural Co. Ltd. (a)	54,417	49,426
Australian Clinical Labs Ltd.	26,737	48,922
Australian Ethical Investment Ltd.	10,812	45,474
Australian Finance Group Ltd.	47,413	71,491
Australian Strategic Materials Ltd. (a)	39,545	13,149
AVJennings Ltd. (a)	14,202	6,216
AVZ Minerals Ltd. (a) (b) (c)	403,512	42,308
Baby Bunting Group Ltd. (a)	24,951	30,233
Bank of Queensland Ltd.	86,960	445,303
Bapcor Ltd.	78,956	259,846
Beach Energy Ltd.	317,481	275,597
Bega Cheese Ltd.	64,119	230,433
Bellevue Gold Ltd. (a)	35,096	21,103
Blackstone Minerals Ltd. (a) (b) (c)	14,571	875
Boss Energy Ltd. (a)	27,524	84,615
Bravura Solutions Ltd.	100,867	147,391
Breville Group Ltd.	23,403	454,292
Brickworks Ltd.	12,229	276,891
Bubs Australia Ltd. (a)	46,469	5,496
Capral Ltd.	5,292	36,976
Capricorn Metals Ltd. (a)	69,437	443,874
Carnarvon Energy Ltd. (a)	136,527	9,415
Cash Converters International Ltd.	152,939	28,189
Catapult Group International Ltd. (a)	14,902	57,480
Cedar Woods Properties Ltd.	19,138	89,390
Cettire Ltd. (a)	38,961	8,691
Chalice Mining Ltd. (a)	19,243	21,344
Challenger Ltd.	61,004	324,499
Chrysos Corp. Ltd. (a)	5,357	16,572
ClearView Wealth Ltd.	44,262	13,401
Clinuvel Pharmaceuticals Ltd.	9,453	64,586
Clover Corp. Ltd.	39,945	13,542
Coast Entertainment Holdings Ltd. (a)	113,950	28,506
Codan Ltd.	23,563	311,904
Collins Foods Ltd.	23,905	146,155
Corporate Travel Management Ltd.	28,366	258,606
Security Description	Shares	Value
Australia — (Continued)
Credit Corp. Group Ltd.	13,273	$118,297
Dalrymple Bay Infrastructure Ltd.	22,810	63,825
Data#3 Ltd.	33,260	166,600
Deep Yellow Ltd. (a)	111,735	122,689
Deterra Royalties Ltd.	9,179	22,729
Develop Global Ltd. (a)	8,766	28,302
Dicker Data Ltd.	14,945	79,382
Domain Holdings Australia Ltd.	24,051	69,493
Domino's Pizza Enterprises Ltd.	12,514	158,720
Downer EDI Ltd.	150,888	627,827
Duratec Ltd.	11,553	10,950
Dyno Nobel Ltd.	82,373	145,935
Eagers Automotive Ltd.	26,028	298,947
Elanor Investor Group (a) (b) (c)	5,934	601
Elders Ltd.	43,031	178,538
Emeco Holdings Ltd. (a)	105,907	57,857
Emerald Resources NL (a)	99,710	261,316
EML Payments Ltd. (a)	62,760	48,164
Energy World Corp. Ltd. (a)	472,609	6,540
EQT Holdings Ltd.	4,827	108,057
Euroz Hartleys Group Ltd.	24,476	16,274
EVT Ltd.	21,456	235,143
Fiducian Group Ltd.	3,121	19,987
Finbar Group Ltd.	6,909	3,274
Firefinch Ltd. (a) (b) (c)	39,761	981
FleetPartners Group Ltd. (a)	50,695	102,159
Fleetwood Ltd.	20,877	35,451
Flight Centre Travel Group Ltd.	34,913	286,797
Frontier Digital Ventures Ltd. (a)	10,683	1,478
G8 Education Ltd.	181,072	140,631
Galan Lithium Ltd. (a)	48,070	3,800
Genesis Minerals Ltd. (a)	66,585	191,773
Gold Road Resources Ltd.	178,341	386,913
GR Engineering Services Ltd.	13,197	28,243
GrainCorp Ltd. - Class A	46,177	236,458
GWA Group Ltd.	64,632	102,008
Hansen Technologies Ltd.	42,180	138,264
Healius Ltd.	148,628	76,658
Helia Group Ltd.	55,724	206,493
HUB24 Ltd.	5,710	335,181
Humm Group Ltd.	122,339	45,495
IDP Education Ltd.	30,748	74,077
IGO Ltd.	14,118	38,783
Iluka Resources Ltd.	54,461	136,332
Imdex Ltd.	114,903	205,869
Immutep Ltd. (ADR) (a)	8,886	14,573
Infomedia Ltd.	109,692	85,435
Inghams Group Ltd.	86,621	202,430
Insignia Financial Ltd. (a)	181,510	433,686
Integral Diagnostics Ltd.	81,164	135,466
ioneer Ltd. (a)	341,217	21,804
IPH Ltd.	55,115	166,147
IRESS Ltd.	15,805	83,225
IVE Group Ltd.	19,754	37,444
Johns Lyng Group Ltd.	24,851	51,880
Jumbo Interactive Ltd.	12,118	78,165
See accompanying notes to financial statements.
BHFTII-104

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Australia — (Continued)
Jupiter Mines Ltd.	267,429	$35,203
Kelsian Group Ltd.	24,968	62,332
Kogan.com Ltd.	8,324	20,562
Lendlease Corp. Ltd.	89,844	318,335
Leo Lithium Ltd. (b) (c)	28,400	0
Lifestyle Communities Ltd.	11,437	52,718
Lindsay Australia Ltd.	17,112	8,100
Lovisa Holdings Ltd.	13,735	286,417
Lycopodium Ltd.	6,179	42,133
MA Financial Group Ltd.	14,408	72,194
Macmahon Holdings Ltd.	380,170	76,319
Macquarie Technology Group Ltd. (a)	1,322	57,902
Mader Group Ltd.	3,508	15,546
Magellan Financial Group Ltd.	22,860	128,807
Mayne Pharma Group Ltd. (a)	15,480	50,956
McMillan Shakespeare Ltd.	10,057	102,984
McPherson's Ltd. (a)	39,600	6,516
Megaport Ltd. (a)	17,487	166,221
Mesoblast Ltd. (a)	79,233	85,927
Metals X Ltd. (a)	147,577	52,939
Metcash Ltd.	176,193	453,430
Michael Hill International Ltd. (a)	82,929	21,737
Monadelphous Group Ltd.	22,670	262,028
Monash IVF Group Ltd.	73,577	34,150
Mount Gibson Iron Ltd. (a)	158,334	28,092
Myer Holdings Ltd.	286,260	113,994
MyState Ltd.	31,935	88,490
Nanosonics Ltd. (a)	13,506	36,043
Navigator Global Investments Ltd.	52,466	58,888
New Hope Corp. Ltd.	112,261	273,254
nib holdings Ltd.	98,922	460,974
Nick Scali Ltd.	16,625	199,350
Nine Entertainment Co. Holdings Ltd.	208,760	223,293
NRW Holdings Ltd.	100,636	198,061
Nufarm Ltd. (a)	73,739	119,399
Nuix Ltd. (a)	38,590	55,632
Objective Corp. Ltd.	2,117	26,707
OceanaGold Corp.	57,770	815,382
OFX Group Ltd. (a)	76,506	37,778
Omni Bridgeway Ltd. (a)	75,128	66,260
oOh!media Ltd.	105,904	120,290
Orora Ltd.	264,915	329,556
Pacific Current Group Ltd.	12,733	90,577
Paladin Energy Ltd. (a)	41,287	219,195
Pantoro Gold Ltd. (a)	15,326	31,068
Peet Ltd.	88,199	98,728
PeopleIN Ltd. (a)	9,511	4,604
Perenti Ltd.	182,021	194,086
Perpetual Ltd.	5,092	60,531
Perseus Mining Ltd.	192,803	439,355
PEXA Group Ltd. (a)	21,038	188,322
Platinum Asset Management Ltd.	124,443	37,639
Praemium Ltd.	98,955	41,686
Premier Investments Ltd.	15,190	202,385
Propel Funeral Partners Ltd.	9,117	27,191
PWR Holdings Ltd.	14,398	65,673
Security Description	Shares	Value
Australia — (Continued)
Ramelius Resources Ltd.	244,707	$412,362
Regis Healthcare Ltd.	32,213	166,226
Regis Resources Ltd. (a)	188,824	554,650
Reject Shop Ltd.	12,421	54,591
Resolute Mining Ltd. (a)	456,777	186,396
Retail Food Group Ltd. (a)	5,455	7,211
Ridley Corp. Ltd.	67,123	129,888
RPMGlobal Holdings Ltd. (a)	32,785	62,821
Sandfire Resources Ltd. (a)	71,475	530,958
Select Harvests Ltd. (a)	33,304	90,016
Servcorp Ltd.	18,176	68,662
Service Stream Ltd.	137,474	179,608
Seven West Media Ltd. (a)	319,979	30,703
Shaver Shop Group Ltd.	18,090	15,887
SmartGroup Corp. Ltd.	30,112	146,075
SolGold PLC (a)	36,239	3,419
Solvar Ltd.	43,951	48,408
Southern Cross Media Group Ltd. (a)	76,997	27,301
SRG Global Ltd.	48,370	54,946
St Barbara Ltd. (a)	275,392	52,353
Stanmore Resources Ltd.	10,423	12,830
Star Entertainment Group Ltd. (a)	158,299	14,090
Strandline Resources Ltd. (a) (b) (c)	43,753	518
Super Retail Group Ltd.	35,225	330,154
Superloop Ltd. (a)	115,307	228,548
Syrah Resources Ltd. (a)	206,663	34,611
Tabcorp Holdings Ltd.	406,397	191,262
Temple & Webster Group Ltd. (a)	1,051	14,697
Ten Sixty Four Ltd. (a) (b) (c)	60,972	4,414
Terracom Ltd.	54,002	2,523
Tribune Resources Ltd.	2,377	7,370
Tuas Ltd. (a)	23,255	90,863
Tyro Payments Ltd. (a)	64,496	37,389
Ventia Services Group Pty. Ltd.	110,267	375,952
Virgin Australia Holdings Pty. Ltd. (a) (b) (c)	968,773	1
Vista Group International Ltd. (a)	33,201	70,834
Viva Energy Group Ltd.	137,760	195,863
Vulcan Energy Resources Ltd. (a)	11,071	26,552
WEB Travel Group Ltd. (a)	62,020	181,003
Webjet Group Ltd. (a)	84,765	50,215
West African Resources Ltd. (a)	258,051	394,448
Westgold Resources Ltd.	195,797	373,178
Whitehaven Coal Ltd.	91,780	328,043
Zip Co. Ltd. (a)	266,446	538,523
		28,149,968
Austria — 1.6%
Agrana Beteiligungs AG	3,399	52,897
ams-OSRAM AG (a)	3,967	53,521
ANDRITZ AG (d)	13,919	1,033,567
AT&S Austria Technologie & Systemtechnik AG (a) (d)	2,246	45,100
A-TEC Industries AG (a) (b) (c)	1	0
BAWAG Group AG (d)	16,497	2,102,763
CA Immobilien Anlagen AG (d)	5,450	155,647
CPI Europe AG (a) (d)	3,557	78,609
DO & Co. AG (a)	1,723	367,264
See accompanying notes to financial statements.
BHFTII-105

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Austria — (Continued)
Eurotelesites AG (a)	6,880	$41,211
EVN AG	6,159	169,669
FACC AG (a)	6,291	52,535
Kapsch TrafficCom AG (a) (d)	1,870	14,834
Kontron AG	9,767	287,532
Lenzing AG (a) (d)	4,153	117,653
Mayr Melnhof Karton AG (d)	1,348	121,169
Oesterreichische Post AG (d)	4,583	163,224
Palfinger AG	3,436	144,682
POLYTEC Holding AG (a) (d)	6,228	24,045
Porr AG	2,768	91,776
Schoeller-Bleckmann Oilfield Equipment AG (d)	1,715	60,821
Semperit AG Holding (d)	2,077	32,130
Telekom Austria AG	20,268	230,477
UBM Development AG (a)	1,083	26,877
UNIQA Insurance Group AG	23,996	324,737
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,619	391,855
voestalpine AG	20,114	565,299
Wienerberger AG (d)	23,585	876,521
Zumtobel Group AG (d)	8,536	49,007
		7,675,422
Belgium — 1.5%
Ackermans & van Haaren NV	4,266	1,089,766
Ageas SA	2,711	183,055
AGFA-Gevaert NV (a)	40,080	49,657
Atenor (a)	6,098	19,538
Azelis Group NV	9,927	158,118
Barco NV	12,997	189,804
Bekaert SA	7,178	296,985
Biocartis Group NV (a) (b) (c) (d)	16,240	0
bpost SA (a)	18,928	47,127
Cie d'Entreprises CFE	2,249	22,960
Colruyt Group NV	6,403	276,962
Deceuninck NV	27,313	66,516
Deme Group NV	1,666	253,286
Econocom Group SA NV	20,343	46,672
Elia Group SA (d)	3,752	431,866
EVS Broadcast Equipment SA	2,668	111,972
Fagron	13,331	352,390
Galapagos NV (a)	9,086	254,528
Gimv NV	5,229	257,353
Greenyard NV (a)	5,819	50,174
Immobel SA (a) (d)	1,276	28,249
Ion Beam Applications (d)	5,598	75,459
Jensen-Group NV	1,035	65,323
Kinepolis Group NV	2,995	126,778
Lotus Bakeries NV	45	433,530
MDxHealth SA (a)	843	1,863
Melexis NV (d)	3,152	268,733
Ontex Group NV (a) (d)	14,208	113,753
Orange Belgium SA (a)	4,348	86,303
Proximus SADP	26,805	261,023
Recticel SA (d)	9,517	114,743
Sipef NV	1,593	119,413
Solvay SA	15,973	551,796
Security Description	Shares	Value
Belgium — (Continued)
Tessenderlo Group SA (d)	3,843	$114,537
Umicore SA	12,841	188,651
Van de Velde NV (d)	1,688	66,457
VGP NV (d)	1,667	167,777
Viohalco SA	22,715	152,929
What's Cooking BV	153	19,099
X-Fab Silicon Foundries SE (a)	7,239	57,487
		7,172,632
Bermuda — 0.0%
Northern Ocean Ltd. (a) (d)	29,554	17,097
Brazil — 0.1%
ERO Copper Corp. (a) (d)	2,951	49,843
Karoon Energy Ltd.	167,873	211,738
Pluxee NV (d)	7,577	165,222
		426,803
Burkina Faso — 0.2%
IAMGOLD Corp. (a)	118,555	873,220
Cambodia — 0.0%
NagaCorp Ltd. (a)	254,719	115,580
Canada — 10.2%
5N Plus, Inc. (a)	30,332	199,132
Acadian Timber Corp. (d)	3,800	49,420
ADENTRA, Inc.	1,000	21,186
Advantage Energy Ltd. (a)	40,225	349,449
Aecon Group, Inc.	15,646	236,342
Ag Growth International, Inc. (d)	1,586	48,509
AGF Management Ltd. - Class B	13,913	135,069
Aimia, Inc. (a) (d)	24,635	49,207
Air Canada (a)	23,833	368,762
AirBoss of America Corp. (d)	3,761	12,981
Algoma Central Corp.	4,710	55,859
Algonquin Power & Utilities Corp. (d)	101,548	581,362
Altius Minerals Corp.	5,660	113,803
Altus Group Ltd.	8,586	332,217
Amerigo Resources Ltd. (d)	35,000	55,774
Andlauer Healthcare Group, Inc. (d)	2,076	80,204
Andrew Peller Ltd. - Class A (d)	11,417	44,100
Aritzia, Inc. (a)	19,417	1,005,962
Atco Ltd. - Class I	17,446	650,566
Athabasca Oil Corp. (a)	119,524	495,036
ATS Corp. (a) (d)	14,582	465,061
AutoCanada, Inc. (a)	3,328	53,571
B2Gold Corp.	74,132	267,839
B2Gold Corp. (d)	222,725	804,037
Badger Infrastructure Solutions Ltd.	8,462	295,665
Ballard Power Systems, Inc. (a)	22,605	35,942
Baytex Energy Corp. (d)	38,083	68,238
Birchcliff Energy Ltd.	60,988	334,555
Bird Construction, Inc.	13,412	283,555
Black Diamond Group Ltd.	16,412	119,196
BlackBerry Ltd. (a)	7,011	32,110
See accompanying notes to financial statements.
BHFTII-106

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Canada — (Continued)
BMTC Group, Inc.	5,387	$56,570
Boralex, Inc. - Class A (d)	21,218	492,996
Boyd Group Services, Inc. (d)	3,307	519,455
Calfrac Well Services Ltd. (a)	3,087	7,776
Calian Group Ltd.	2,146	78,827
Canaccord Genuity Group, Inc.	18,859	143,477
Canada Goose Holdings, Inc. (a) (d)	9,656	108,051
Canadian Tire Corp. Ltd. - Class A (d)	3,424	466,147
Canfor Corp. (a)	15,511	161,061
Capital Power Corp. (d)	27,632	1,111,976
Capstone Copper Corp. (a)	93,417	573,502
Cardinal Energy Ltd. (d)	32,459	160,656
Cascades, Inc.	16,926	110,748
Centerra Gold, Inc.	50,985	367,294
CES Energy Solutions Corp.	56,542	275,288
Champion Iron Ltd.	70,983	194,844
CI Financial Corp.	20,780	483,582
Cineplex, Inc. (a) (d)	6,558	55,864
Cipher Pharmaceuticals, Inc. (a) (d)	2,300	21,180
Clairvest Group, Inc.	200	11,382
Cogeco Communications, Inc.	3,380	176,353
Cogeco, Inc.	609	30,066
Computer Modelling Group Ltd.	9,720	51,464
Corby Spirit & Wine Ltd.	3,957	40,885
Cronos Group, Inc. (a)	20,813	39,753
Definity Financial Corp. (d)	9,869	575,218
Denison Mines Corp. (a) (d)	87,299	159,629
Dexterra Group, Inc. (d)	11,442	77,134
Docebo, Inc. (a)	700	20,289
Doman Building Materials Group Ltd. (d)	19,304	123,614
Dorel Industries, Inc. - Class B (a) (d)	8,626	9,502
DREAM Unlimited Corp. - Class A	6,072	92,033
Dundee Precious Metals, Inc.	41,272	663,140
Dye & Durham Ltd. (d)	4,963	34,988
E-L Financial Corp. Ltd. (d)	57,700	684,307
Endeavour Silver Corp. (a) (d)	34,348	169,249
Enerflex Ltd. (d)	29,289	231,215
Enghouse Systems Ltd. (d)	11,378	195,266
Ensign Energy Services, Inc. (a) (d)	39,626	65,473
EQB, Inc. (d)	7,098	539,797
Equinox Gold Corp. (a)	27,871	160,258
Equinox Gold Corp. (a) (d)	28,628	165,240
Evertz Technologies Ltd.	8,149	74,204
Exchange Income Corp. (d)	5,351	246,498
Exco Technologies Ltd.	7,732	39,348
Extendicare, Inc. (d)	19,562	203,126
Fiera Capital Corp. (d)	22,157	104,460
Finning International, Inc.	32,132	1,373,765
Firm Capital Mortgage Investment Corp. (d)	9,574	86,477
First Majestic Silver Corp.	9,430	77,986
First Majestic Silver Corp. (d)	45,160	373,749
First Mining Gold Corp. (a) (d)	50,000	6,793
First National Financial Corp. (d)	4,207	127,067
Fortuna Mining Corp. (a)	75,418	493,464
Freehold Royalties Ltd. (d)	30,612	287,518
Galiano Gold, Inc. (a)	23,027	29,254
Security Description	Shares	Value
Canada — (Continued)
Gamehost, Inc.	4,952	$44,656
GDI Integrated Facility Services, Inc. (a)	3,200	74,469
Gibson Energy, Inc. (d)	38,325	672,640
goeasy Ltd. (d)	3,095	381,559
GoGold Resources, Inc. (a)	28,473	41,818
GoldMoney, Inc. (a)	2,199	14,372
Guardian Capital Group Ltd. - Class A	4,500	142,923
Haivision Systems, Inc. (a) (d)	4,800	17,624
Hanfeng Evergreen, Inc. (a) (b) (c)	12,100	0
Headwater Exploration, Inc. (d)	48,021	237,328
High Liner Foods, Inc. (d)	6,007	79,887
Hudbay Minerals, Inc.	84,922	901,137
Imperial Metals Corp. (a)	19,966	71,697
Information Services Corp. (d)	2,900	68,169
Innergex Renewable Energy, Inc.	35,108	353,723
InPlay Oil Corp. (d)	982	6,497
Interfor Corp. (a)	11,632	107,116
International Petroleum Corp. (a) (d)	17,308	281,719
International Tower Hill Mines Ltd. (a) (d)	21,604	18,562
Jamieson Wellness, Inc.	10,457	272,761
Journey Energy, Inc. (a)	100	140
K92 Mining, Inc. (a)	27,548	310,730
K-Bro Linen, Inc. (d)	2,819	72,248
Kelt Exploration Ltd. (a) (d)	42,251	227,738
Kinaxis, Inc. (a)	155	23,052
Knight Therapeutics, Inc. (a)	19,152	81,995
KP Tissue, Inc. (d)	1,400	9,541
Labrador Iron Ore Royalty Corp. (d)	15,500	323,033
Largo, Inc. (a)	8,317	10,749
Lassonde Industries, Inc. - Class A	900	137,867
Laurentian Bank of Canada (d)	10,404	237,915
Leon's Furniture Ltd.	6,639	136,656
Lightspeed Commerce, Inc. (a) (d)	22,389	262,175
Lightstream Resources Ltd. (a) (b) (c)	108,373	0
Linamar Corp.	8,784	417,994
Lucara Diamond Corp. (a) (d)	110,136	18,198
Lundin Gold, Inc.	16,376	864,648
Magellan Aerospace Corp.	3,994	56,607
Mainstreet Equity Corp. (d)	1,161	158,810
Major Drilling Group International, Inc. (a)	17,077	111,109
Manitok Energy, Inc. (a) (b) (c)	122	0
Maple Leaf Foods, Inc.	19,191	399,815
Martinrea International, Inc.	5,846	36,405
Mattr Corp. (a) (d)	3,517	31,018
Maxim Power Corp. (d)	2,800	9,150
Medical Facilities Corp. (d)	6,957	80,720
MEG Energy Corp. (d)	33,411	631,294
Melcor Developments Ltd.	3,120	31,756
Meren Energy, Inc.	57,099	70,024
Methanex Corp.	11,696	387,153
Morguard Corp.	1,100	91,498
MTY Food Group, Inc.	4,620	144,189
Mullen Group Ltd. (d)	19,954	207,929
Neo Performance Materials, Inc.	4,300	45,945
New Gold, Inc. (a)	172,247	856,333
NFI Group, Inc. (a) (d)	13,975	185,136
See accompanying notes to financial statements.
BHFTII-107

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Canada — (Continued)
North American Construction Group Ltd.	5,263	$84,216
North West Co., Inc.	11,871	420,792
Northland Power, Inc. (d)	38,310	601,200
NuVista Energy Ltd. (a)	37,917	417,108
Obsidian Energy Ltd. (a)	5,354	29,715
Onex Corp.	6,977	574,350
OR Royalties, Inc.	28,827	740,918
Orla Mining Ltd. (a) (d)	18,012	180,480
Paramount Resources Ltd. - Class A (d)	19,490	310,151
Parex Resources, Inc.	6,102	62,331
Parkland Corp.	24,990	706,895
Pason Systems, Inc.	19,916	179,599
Pet Valu Holdings Ltd.	2,074	50,306
Peyto Exploration & Development Corp. (d)	48,991	699,743
PHX Energy Services Corp. (d)	10,794	63,809
Pizza Pizza Royalty Corp. (d)	6,998	77,136
Polaris Renewable Energy, Inc.	5,300	46,821
Pollard Banknote Ltd. (d)	1,790	28,459
PrairieSky Royalty Ltd. (d)	51,952	901,124
Precision Drilling Corp. (a) (d)	1,018	48,211
Premium Brands Holdings Corp. (d)	10,555	629,541
Propel Holdings, Inc. (d)	1,050	29,177
Pulse Seismic, Inc.	13,500	30,534
Quarterhill, Inc. (a) (d)	37,345	38,668
Quebecor, Inc. - Class B	16,161	491,921
Questerre Energy Corp. - Class A (a) (d)	83,569	19,638
Real Matters, Inc. (a)	1,336	5,455
RF Capital Group, Inc. (a) (d)	1,730	13,200
Richelieu Hardware Ltd.	12,790	343,665
Rogers Sugar, Inc. (d)	28,139	115,718
Russel Metals, Inc.	13,422	432,205
Sandstorm Gold Ltd.	29,150	274,010
Savaria Corp.	10,600	151,790
Seabridge Gold, Inc. (a)	8,233	119,543
Secure Waste Infrastructure Corp. (d)	45,912	524,949
Sienna Senior Living, Inc. (d)	20,676	289,244
SNDL, Inc. (a)	11,204	13,557
Spartan Delta Corp. (a)	16,736	46,825
Spin Master Corp.	8,748	148,461
Sprott, Inc.	5,042	348,525
SSR Mining, Inc. (a)	45,893	585,395
Stella-Jones, Inc.	11,994	691,323
StorageVault Canada, Inc.	12,770	38,355
SunOpta, Inc. (a)	7,292	42,143
Superior Plus Corp. (d)	22,786	133,528
Surge Energy, Inc. (d)	12,100	54,291
Sylogist Ltd. (d)	1,343	8,521
Tamarack Valley Energy Ltd. (d)	85,898	304,672
Taseko Mines Ltd. (a) (d)	80,286	253,519
TerraVest Industries, Inc. (d)	1,600	198,685
Timbercreek Financial Corp. (d)	17,551	97,953
Topaz Energy Corp. (d)	8,101	152,650
Torex Gold Resources, Inc. (a)	22,294	727,226
Total Energy Services, Inc.	9,886	78,406
TransAlta Corp. (d)	58,778	634,073
Transat AT, Inc. (a) (d)	3,600	7,323
Security Description	Shares	Value
Canada — (Continued)
Transcontinental, Inc. - Class A (d)	17,620	$270,559
Trevali Mining Corp. (a) (b) (c)	9,060	0
Trican Well Service Ltd.	47,483	157,260
Triple Flag Precious Metals Corp.	3,866	91,610
Trisura Group Ltd. (a)	8,223	267,387
Vecima Networks, Inc.	2,500	16,927
Vermilion Energy, Inc. (d)	25,217	183,931
VersaBank (d)	2,000	22,897
VersaBank	1,000	11,400
Vitalhub Corp. (a)	1,790	14,394
Wajax Corp.	3,113	52,144
Well Health Technologies Corp. (a)	21,014	62,652
Wesdome Gold Mines Ltd. (a)	36,507	508,565
Western Forest Products, Inc. (a)	105,262	30,920
Westshore Terminals Investment Corp. (d)	8,214	159,183
Whitecap Resources, Inc. (d)	142,948	960,510
Whitecap Resources, Inc.	35,095	235,838
Winpak Ltd. (d)	6,752	221,340
Yellow Pages Ltd. (d)	3,727	31,201
Zenith Capital Corp. (a) (b) (c)	12,830	192
		48,929,157
China — 0.3%
Bund Center Investment Ltd.	107,700	30,470
China Gold International Resources Corp. Ltd.	79,013	717,746
CITIC Telecom International Holdings Ltd.	346,000	105,892
ESR Group Ltd. (a)	21,800	36,102
First Sponsor Group Ltd.	9,490	7,687
KLN Logistics Group Ltd.	67,000	64,930
Neo-Neon Holdings Ltd. (a)	322,500	15,201
Shangri-La Asia Ltd.	234,000	127,304
Theme International Holdings Ltd. (a)	170,000	14,754
VSTECS Holdings Ltd.	125,200	124,228
Xinyi Glass Holdings Ltd.	21,000	20,210
		1,264,524
Colombia — 0.0%
Canacol Energy Ltd. (a) (d)	7,932	15,377
Frontera Energy Corp.	9,241	44,924
Gran Tierra Energy, Inc. (a)	7,821	37,332
		97,633
Denmark — 2.7%
ALK-Abello AS (a)	29,477	871,496
Alm Brand AS	180,054	480,938
Ambu AS - Class B (d)	31,560	495,206
Bang & Olufsen AS (a) (d)	30,627	65,169
Bavarian Nordic AS (a) (d)	15,597	415,957
Better Collective AS (a)	2,123	29,410
cBrain AS	1,254	42,557
Cementir Holding NV	11,808	206,203
Chemometec AS	3,635	335,343
Columbus AS	20,865	32,781
D/S Norden AS	1,976	62,756
Demant AS (a)	879	36,707
Dfds AS (a)	2,432	43,151
See accompanying notes to financial statements.
BHFTII-108

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Denmark — (Continued)
FLSmidth & Co. AS	8,433	$515,122
GN Store Nord AS (a) (d)	5,654	87,005
H Lundbeck AS	44,313	254,341
H Lundbeck AS - A Shares	5,266	25,395
H&H International AS - Class B (a) (d)	3,245	69,458
Harboes Bryggeri AS - Class B	1,454	33,235
ISS AS	32,750	915,000
Jeudan AS	2,360	80,485
Jyske Bank AS	8,954	905,972
Matas AS (d)	7,772	163,661
Napatech AS (a)	3,374	8,325
Netcompany Group AS (a)	7,774	331,342
Nilfisk Holding AS (a)	2,510	34,866
NKT AS (a)	11,890	961,859
NNIT AS (a)	2,656	27,878
North Media AS (a) (d)	679	4,234
NTG Nordic Transport Group AS (a)	1,858	55,309
Parken Sport & Entertainment AS	2,351	58,269
Per Aarsleff Holding AS	4,996	518,145
Ringkjoebing Landbobank AS	5,550	1,215,959
Rockwool AS - A Shares	5,450	253,769
Rockwool AS - B Shares	9,580	448,195
Royal Unibrew AS	11,120	907,585
RTX AS (a) (d)	2,486	32,653
Scandinavian Tobacco Group AS	10,418	138,154
Schouw & Co. AS	2,940	280,329
Solar AS - B Shares	753	36,790
SP Group AS	1,294	64,136
Sparekassen Sjaelland-Fyn AS	1,358	64,957
Sydbank AS	11,012	816,585
TCM Group AS	502	6,007
Tivoli AS (d)	844	81,810
UIE PLC (d)	4,635	224,989
Vestjysk Bank AS	23,730	17,681
Zealand Pharma AS (a)	3,935	220,308
		12,977,482
Faeroe Islands — 0.0%
Foroya Banki P (d)	1,109	32,914
Finland — 2.9%
Aktia Bank OYJ	11,350	129,939
Alma Media OYJ	10,487	165,339
Anora Group OYJ	1,398	5,281
Apetit OYJ (d)	1,205	20,297
Aspo OYJ	7,386	46,664
Atria OYJ (d)	3,290	52,926
Bittium OYJ (d)	8,034	80,793
Citycon OYJ (a) (d)	18,999	85,180
Digia OYJ	6,625	57,623
Elisa OYJ	15,224	848,011
Enento Group OYJ (d)	3,892	77,958
eQ OYJ (d)	382	4,861
Finnair OYJ (d)	39,441	124,758
Fiskars OYJ Abp (d)	6,971	117,810
F-Secure OYJ	15,912	35,907
Security Description	Shares	Value
Finland — (Continued)
Harvia OYJ (d)	2,955	$169,008
Hiab OYJ - B Shares	8,074	489,431
HKFoods OYJ (a)	6,704	11,853
Huhtamaki OYJ	20,084	716,926
Ilkka OYJ	5,725	22,466
Kalmar OYJ - B Shares	8,074	343,327
Kamux Corp.	4,328	10,074
Kemira OYJ (d)	22,674	525,794
Kesko OYJ - A Shares	6,578	158,185
Kesko OYJ - B Shares (d)	30,707	758,006
Kojamo OYJ (a) (d)	21,412	279,303
Konecranes OYJ	14,849	1,179,568
Lassila & Tikanoja OYJ	6,984	78,454
Lindex Group OYJ (a)	9,321	30,382
Mandatum OYJ (d)	36,201	236,598
Marimekko OYJ	4,363	63,681
Metsa Board OYJ - Class B (d)	9,160	33,977
Metso OYJ (d)	58,158	753,223
Nokian Renkaat OYJ (d)	21,157	153,253
Olvi OYJ - A Shares	3,849	152,186
Oriola OYJ - B Shares	36,630	45,256
Orion OYJ - Class A (d)	7,027	524,369
Orion OYJ - Class B (d)	14,294	1,075,931
Outokumpu OYJ (d)	59,078	243,940
Ponsse OYJ (d)	2,847	90,993
Puuilo OYJ	5,676	87,309
QT Group OYJ (a)	2,738	185,534
Raisio OYJ - V Shares	30,401	88,523
Rapala VMC OYJ (a)	8,902	12,905
Revenio Group OYJ (d)	5,309	173,417
Sampo OYJ - A Shares	63,600	677,126
Sanoma OYJ	18,857	220,233
Stora Enso OYJ - R Shares (d)	42,033	455,728
Taaleri PLC	1,210	10,059
Talenom OYJ	2,085	9,661
Teleste OYJ	2,149	7,322
Terveystalo OYJ	14,772	199,553
TietoEVRY OYJ (d)	21,451	407,115
Tokmanni Group Corp. (d)	6,854	85,221
Vaisala OYJ - A Shares	4,746	277,600
Valmet OYJ (d)	31,694	981,821
Wartsila OYJ Abp	2,341	55,325
WithSecure OYJ (a) (d)	26,373	31,337
YIT OYJ (a)	27,133	76,017
		14,041,337
France — 5.3%
74Software SA (a)	2,930	139,532
ABC arbitrage	2,865	21,405
AKWEL SADIR (d)	2,629	25,513
Alstom SA (a)	41,954	980,851
Altamir (a)	7,426	250,314
Alten SA	5,240	460,355
Arkema SA	7,926	585,112
Assystem SA (d)	576	28,602
Aubay	803	47,430
See accompanying notes to financial statements.
BHFTII-109

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
France — (Continued)
Ayvens SA	2,568	$28,625
Bastide le Confort Medical (a)	938	34,622
Beneteau SACA (d)	8,857	81,376
Boiron SA	1,382	36,472
Bonduelle SCA	4,120	41,575
Catana Group (d)	2,793	10,870
CBo Territoria (d)	2,864	12,250
Cegedim SA (a)	2,295	28,419
Cie des Alpes	4,881	118,518
Clariane SE (a)	48,256	296,119
Coface SA	27,029	519,304
Derichebourg SA	22,712	154,445
Edenred SE	7,079	219,560
Ekinops SAS (a)	1,670	8,872
Electricite de Strasbourg SA (d)	329	54,675
Elior Group SA (a) (d)	29,385	89,827
Elis SA (d)	40,575	1,165,607
Equasens	56	3,230
Eramet SA (d)	627	33,987
Esso SA Francaise (d)	625	111,165
Etablissements Maurel et Prom SA	15,300	86,429
Eurazeo SE (d)	9,792	699,741
Euroapi SA (a) (d)	7,243	24,651
Eutelsat Communications SACA (a) (d)	30,929	135,166
Exel Industries SA - A Shares	618	29,118
FDJ UNITED	13,301	521,994
Fnac Darty SA	2,444	96,896
Foraco International SA (a) (d)	17,535	24,208
Forvia SE (a)	8,965	91,166
Gaztransport Et Technigaz SA	7,959	1,579,847
GEA	165	17,302
Getlink SE	17,997	347,817
GL Events SACA	2,288	73,634
Groupe Crit SA (d)	900	76,143
Guerbet (a) (d)	1,201	31,082
Haulotte Group SA (a) (d)	5,337	15,231
ID Logistics Group SACA (a)	796	386,771
Imerys SA	7,588	250,138
Infotel SA	342	15,559
Interparfums SA	1,532	59,684
IPSOS SA	6,397	343,303
Jacquet Metals SACA (d)	2,954	76,998
JCDecaux SE	13,978	255,622
Kaufman & Broad SA	3,257	126,883
Laurent-Perrier	1,255	138,697
LISI SA	1,686	75,124
LNA Sante SA (d)	1,534	45,751
Maisons du Monde SA (a) (d)	7,475	19,914
Manitou BF SA	2,626	64,743
Mersen SA	1,657	43,199
Metropole Television SA	6,596	102,193
Nacon SA (a) (d)	3,416	2,890
Nexans SA	6,484	848,672
Nexity SA (a) (d)	9,433	106,462
NRJ Group (d)	9,690	83,571
Oeneo SA	2,122	23,247
Security Description	Shares	Value
France — (Continued)
Opmobility	12,724	$163,086
Pierre Et Vacances SA (a)	6,918	14,309
Quadient SA	7,246	135,854
Recylex SA (a) (b) (c)	3,335	0
Remy Cointreau SA (d)	686	35,062
Rexel SA	43,232	1,334,119
Robertet SA	43	40,337
Rubis SCA	17,934	580,033
Samse SACA	107	19,543
Savencia SA	1,270	96,400
SCOR SE	34,667	1,146,316
SEB SA (d)	4,545	429,808
Seche Environnement SACA	605	71,754
SMCP SA (a)	1,230	6,212
Societe BIC SA	5,062	315,075
Societe LDC SADIR	700	72,996
SOITEC (a)	1,292	71,189
Sopra Steria Group	3,520	859,603
SPIE SA	31,212	1,755,999
Stef SA	902	139,459
Sword Group	1,364	61,360
Synergie SE (d)	3,366	126,907
Technip Energies NV	25,933	1,093,052
Teleperformance SE (d)	9,401	912,822
Television Francaise 1 SA	9,749	101,314
TFF Group (d)	284	7,636
Thermador Groupe (d)	1,800	156,357
Tikehau Capital SCA (d)	7,508	167,883
Trigano SA (d)	2,175	379,432
Ubisoft Entertainment SA (a)	4,996	55,287
Valeo SE	36,656	402,066
Vallourec SACA (d)	37,257	689,737
Verallia SA (d)	11,834	393,122
Vetoquinol SA	376	32,887
Vicat SACA	3,936	273,045
VIEL & Cie SA (d)	4,205	75,811
Virbac SACA	307	115,656
Viridien (a)	1,557	111,188
Vivendi SE (a)	63,152	218,123
Voltalia SA (a)	4,361	44,331
Vranken-Pommery Monopole SA	958	13,316
Wavestone (d)	126	8,798
		25,235,762
Georgia — 0.3%
Georgia Capital PLC (a)	7,105	187,658
Lion Finance Group PLC	9,821	954,710
TBC Bank Group PLC	7,218	459,875
		1,602,243
Germany — 6.0%
1&1 AG (d)	9,578	210,232
7C Solarparken AG (a)	12,415	26,047
Adesso SE	561	58,670
Adtran Networks SE	908	21,713
All for One Group SE	498	32,864
See accompanying notes to financial statements.
BHFTII-110

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Germany — (Continued)
Allgeier SE	2,611	$60,922
AlzChem Group AG (d)	731	119,465
Amadeus Fire AG (d)	779	74,131
Aroundtown SA (a)	165,287	605,875
Atoss Software SE	1,982	329,188
Aurubis AG (d)	7,379	767,515
Auto1 Group SE (a)	1,308	42,213
Basler AG (a)	3,660	53,159
BayWa AG (a) (d)	4,390	46,697
Bechtle AG (d)	19,131	897,341
Bertrandt AG (d)	1,545	37,023
Bijou Brigitte AG	1,055	48,854
Bilfinger SE	7,883	758,866
Borussia Dortmund GmbH & Co. KGaA	18,711	86,617
BRANICKS Group AG (a) (d)	13,461	32,107
Brenntag SE	6,711	444,479
CANCOM SE	2,487	82,185
Ceconomy AG (a)	42,722	182,189
CENIT AG (a)	3,413	35,158
Cewe Stiftung & Co. KGaA	1,300	150,226
CTS Eventim AG & Co. KGaA	5,258	654,788
Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	138	3,512
Dermapharm Holding SE	3,957	161,704
Deutsche Beteiligungs AG (d)	3,328	101,151
Deutsche EuroShop AG	1,221	29,402
Deutsche Pfandbriefbank AG (d)	30,601	189,317
Deutz AG	26,653	239,714
Dr. Hoenle AG (a)	2,084	23,274
Draegerwerk AG & Co. KGaA	859	57,672
Duerr AG	11,956	318,273
DWS Group GmbH & Co. KGaA	3,655	216,253
Eckert & Ziegler SE	3,478	279,114
Elmos Semiconductor SE (d)	1,461	154,517
ElringKlinger AG (d)	6,993	37,181
Energiekontor AG (a)	880	45,343
EuroEyes International Eye Clinic Ltd.	10,000	3,448
Evonik Industries AG	14,031	289,239
Evotec SE (a) (d)	5,019	42,423
Fielmann Group AG	6,031	402,782
flatexDEGIRO AG	12,762	360,830
FORTEC Elektronik AG	253	4,798
Fraport AG Frankfurt Airport Services Worldwide (a) (d)	8,815	664,029
Freenet AG	29,074	949,030
Friedrich Vorwerk Group SE	938	64,718
FUCHS SE	6,231	258,501
GEA Group AG	14,834	1,037,734
Gerresheimer AG (d)	4,942	278,654
Gesco SE	2,953	59,995
GFT Technologies SE (d)	3,497	102,605
Grand City Properties SA	17,052	222,726
Grenke AG (d)	1,610	29,470
H&R GmbH & Co. KGaA	4,195	24,366
Hawesko Holding SE	223	6,015
Heidelberger Druckmaschinen AG (a)	61,130	106,573
HelloFresh SE (a) (d)	30,689	287,103
Security Description	Shares	Value
Germany — (Continued)
Hensoldt AG	11,970	$1,374,570
Hornbach Holding AG & Co. KGaA	2,431	303,636
HUGO BOSS AG (d)	8,004	370,264
Indus Holding AG (d)	3,250	87,299
Init Innovation in Traffic Systems SE (d)	1,794	80,413
Instone Real Estate Group SE	9,568	108,761
IVU Traffic Technologies AG	1,432	32,397
Jenoptik AG	8,078	185,957
JOST Werke SE	2,840	179,605
K&S AG	39,216	718,812
KION Group AG	13,725	764,153
Koenig & Bauer AG (a)	2,020	32,687
Krones AG	3,288	542,229
KSB SE & Co. KGaA	70	73,365
KWS Saat SE & Co. KGaA (d)	2,541	184,675
Lanxess AG	19,379	575,329
LEG Immobilien SE	16,968	1,505,411
Leifheit AG (d)	2,964	55,344
Medios AG (a) (d)	1,312	19,384
MLP SE	19,478	193,394
Mutares SE & Co. KGaA (a)	1,778	75,582
Nagarro SE (a)	1,692	120,776
Nordex SE (a)	5,603	111,039
Norma Group SE (d)	3,073	49,726
Patrizia SE (d)	9,361	90,580
Pentixapharm Holding AG (a)	3,291	8,221
Pfeiffer Vacuum Technology AG	215	41,078
ProCredit Holding AG	1,061	11,770
ProSiebenSat.1 Media SE	34,397	289,478
Puma SE	15,884	433,690
PVA TePla AG (a) (d)	2,982	70,513
PWO AG (d)	822	27,890
q.beyond AG (a)	24,973	27,178
R Stahl AG (a) (d)	1,594	35,496
SAF-Holland SE	9,928	200,086
Salzgitter AG (d)	6,391	154,181
Secunet Security Networks AG (d)	391	105,337
SFC Energy AG (a) (d)	802	20,557
SGL Carbon SE (a) (d)	8,945	36,876
Siltronic AG (d)	738	35,402
Sixt SE	3,109	303,005
SMA Solar Technology AG (a) (d)	1,529	38,255
Softwareone Holding AG (d)	5,559	55,536
Stabilus SE	1,865	60,612
STRATEC SE	1,280	39,500
Stroeer SE & Co. KGaA	7,763	465,720
Suedzucker AG	15,567	204,485
Surteco Group SE	2,209	41,259
SUSS MicroTec SE	644	35,342
TAG Immobilien AG	42,291	751,611
Takkt AG (d)	6,604	51,740
TeamViewer SE (a)	29,368	330,622
Technotrans SE	2,191	55,480
thyssenkrupp AG	116,223	1,248,065
TUI AG (a)	58,083	507,588
United Internet AG	13,280	370,830
See accompanying notes to financial statements.
BHFTII-111

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Germany — (Continued)
Verbio SE (d)	3,222	$46,369
Vossloh AG	2,425	241,457
Wacker Chemie AG (d)	2,741	200,322
Wacker Neuson SE (d)	7,746	221,766
Washtec AG (d)	3,673	174,783
Westwing Group SE (a)	395	3,703
Wuestenrot & Wuerttembergische AG	4,932	79,325
Zalando SE (a)	24,162	795,513
Zeal Network SE	469	26,842
		28,592,861
Ghana — 0.0%
Tullow Oil PLC (a) (d)	216,529	47,397
Greece — 0.0%
Okeanis Eco Tankers Corp. (d)	1,944	41,782
Greenland — 0.0%
GronlandsBANKEN AS	140	17,128
Guernsey, Channel Islands — 0.0%
Raven Property Group Ltd. (a) (b) (c)	112,611	0
Hong Kong — 1.8%
Aceso Life Science Group Ltd. (a)	191,000	584
Aeon Credit Service Asia Co. Ltd.	44,000	40,801
Allied Group Ltd. (a)	382,000	78,832
APAC Resources Ltd.	94,156	14,767
Apollo Future Mobility Group Ltd. (a)	17,400	1,838
Asia Financial Holdings Ltd.	88,000	45,402
Asia Standard International Group Ltd. (a)	296,000	11,287
ASMPT Ltd.	19,000	139,369
Associated International Hotels Ltd.	14,000	9,060
Bank of East Asia Ltd.	110,734	170,977
Bel Global Resources Holdings Ltd. (a) (b) (c)	520,000	0
Bright Smart Securities & Commodities Group Ltd. (a) (d)	98,000	107,771
Brightoil Petroleum Holdings Ltd. (a) (b) (c)	591,000	0
Build King Holdings Ltd.	160,000	23,201
Burwill Holdings Ltd. (a) (b) (c)	1,566,000	0
Cafe de Coral Holdings Ltd. (d)	82,000	72,256
Chen Hsong Holdings	150,000	30,387
Cheuk Nang Holdings Ltd.	108,566	20,745
Chevalier International Holdings Ltd.	75,139	36,852
China Energy Development Holdings Ltd. (a)	3,376,000	21,047
China Motor Bus Co. Ltd.	4,800	33,332
China Solar (a) (b) (c)	162,000	0
China Star Entertainment Ltd. (a)	378,000	110,034
Chinese Estates Holdings Ltd.	151,000	25,832
Chow Sang Sang Holdings International Ltd.	70,000	76,086
Chuang's Consortium International Ltd. (a)	382,357	16,317
CK Life Sciences International Holdings, Inc. (a)	304,000	32,986
C-Mer Medical Holdings Ltd.	74,000	17,006
CNT Group Ltd. (a)	246,000	6,675
Convoy, Inc. (a) (b) (c)	1,314,000	5,239
Cowell e Holdings, Inc. (a) (d)	39,000	135,522
Crystal International Group Ltd.	29,500	17,451
CSC Holdings Ltd. (a)	4,927,500	20,119
Security Description	Shares	Value
Hong Kong — (Continued)
CSI Properties Ltd. (a)	3,183,630	$70,920
CTF Services Ltd.	205,000	194,661
CW Group Holdings Ltd. (a) (b) (c)	106,000	0
Dah Sing Banking Group Ltd.	81,471	94,501
Dah Sing Financial Holdings Ltd.	34,660	131,607
DFI Retail Group Holdings Ltd.	5,900	16,277
Dickson Concepts International Ltd.	87,500	76,411
DMX Technologies Group Ltd. (a) (b) (c)	186,000	0
Eagle Nice International Holdings Ltd.	80,000	36,931
EC Healthcare	59,000	4,435
EcoGreen International Group Ltd. (a) (b) (c)	118,800	5,392
Emperor International Holdings Ltd. (a)	529,250	14,171
Emperor Watch & Jewellery Ltd.	1,520,000	85,406
ENM Holdings Ltd. (a)	412,000	13,397
Esprit Holdings Ltd. (a) (b) (c)	504,275	6,295
Fairwood Holdings Ltd.	26,500	18,279
Far East Consortium International Ltd.	394,956	42,324
Genting Hong Kong Ltd. (a) (b) (c)	327,000	0
Get Nice Holdings Ltd.	416,000	8,215
Giordano International Ltd.	322,000	59,152
Glorious Sun Enterprises Ltd.	393,000	64,654
Gold Financial Holdings Ltd. (a) (b) (c)	214,000	0
Gold Peak Technology Group Ltd.	277,714	21,221
Golden Resources Development International Ltd.	264,000	11,586
Good Resources Holdings, Ltd. (a) (b) (c)	420,000	0
GR Life Style Co. Ltd. (a)	82,000	6,794
Great Eagle Holdings Ltd.	40,491	70,848
G-Resources Group Ltd.	62,180	72,888
Guoco Group Ltd.	1,000	8,821
Guotai Junan International Holdings Ltd. (d)	515,600	225,839
Hang Lung Group Ltd.	167,000	291,104
Hang Lung Properties Ltd.	92,709	88,474
Hanison Construction Holdings Ltd. (a)	148,009	4,465
Harbour Centre Development Ltd.	88,000	44,849
HKBN Ltd.	167,500	106,100
HKR International Ltd. (a)	343,680	39,878
Hon Kwok Land Investment Co. Ltd.	140,000	17,838
Hong Kong Ferry Holdings Co. Ltd.	39,000	22,848
Hong Kong Technology Venture Co. Ltd.	52,296	10,542
Hongkong & Shanghai Hotels Ltd. (a)	95,902	67,204
Hsin Chong Group Holdings Ltd. (a) (b) (c)	918,000	0
Hung Hing Printing Group Ltd.	252,000	30,522
Hutchison Port Holdings Trust	909,200	158,151
Hutchison Telecommunications Hong Kong Holdings Ltd.	366,000	47,583
Hysan Development Co. Ltd.	125,000	224,802
International Housewares Retail Co. Ltd.	105,000	12,453
IPE Group Ltd. (a)	285,000	15,249
Jacobson Pharma Corp. Ltd.	90,000	18,705
Johnson Electric Holdings Ltd.	73,691	202,909
Joy Faith Investment Ltd. (a) (b) (c)	420,000	0
K Wah International Holdings Ltd.	172,000	42,790
Kader Holdings Co. Ltd. (a)	104,000	3,206
Karrie International Holdings Ltd.	140,000	15,728
Keck Seng Investments Hong Kong Ltd.	72,000	20,694
Kerry Properties Ltd.	116,000	299,693
Kowloon Development Co. Ltd.	137,655	52,090
See accompanying notes to financial statements.
BHFTII-112

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
Lai Sun Development Co. Ltd. (a)	111,919	$7,249
Lai Sun Garment International Ltd. (a)	194,634	13,141
Lam Soon Hong Kong Ltd.	15,000	19,300
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	207,000	14,240
Lerthai Group Ltd. (a) (b) (c)	18,000	0
Liu Chong Hing Investment Ltd.	78,000	41,868
Luk Fook Holdings International Ltd.	69,000	176,472
Man Wah Holdings Ltd.	240,800	132,537
Mandarin Oriental International Ltd.	67,000	127,957
Matrix Holdings Ltd.	36,000	2,110
Melco International Development Ltd. (a)	49,499	25,551
MH Development NPV (a) (b) (c)	124,000	0
Midland Holdings Ltd. (a)	178,010	36,336
Miramar Hotel & Investment	51,000	61,902
Modern Dental Group Ltd. (d)	79,000	42,913
Nameson Holdings Ltd.	130,000	13,027
New World Development Co. Ltd. (a) (d)	167,000	121,569
NewOcean Energy Holdings Ltd. (a) (b) (c)	398,000	0
Nissin Foods Co. Ltd. (d)	47,000	41,644
Oriental Watch Holdings	96,484	41,907
Oshidori International Holdings Ltd. (a)	1,068,000	61,270
Pacific Andes International Holdings Ltd. (a) (b) (c)	1,819,984	0
Pacific Basin Shipping Ltd. (d)	983,000	253,194
Pacific Textiles Holdings Ltd. (d)	194,000	31,699
Paliburg Holdings Ltd. (a)	208,000	8,083
Paradise Entertainment Ltd.	48,000	4,465
PAX Global Technology Ltd.	20,000	15,450
PC Partner Group Ltd.	54,000	47,067
PCCW Ltd.	362,582	246,383
Perfect Medical Health Management Ltd.	108,000	23,433
Pico Far East Holdings Ltd.	212,000	67,092
Playmates Holdings Ltd.	460,000	30,442
Plover Bay Technologies Ltd.	17,000	12,566
Public Financial Holdings Ltd. (a)	166,000	27,951
Regal Hotels International Holdings Ltd. (a)	126,000	9,928
Regina Miracle International Holdings Ltd.	71,000	19,368
SAS Dragon Holdings Ltd.	140,000	72,556
SEA Holdings Ltd.	63,896	9,686
Shun Tak Holdings Ltd. (a) (d)	379,500	30,025
Singamas Container Holdings Ltd.	388,000	33,179
SmarTone Telecommunications Holdings Ltd.	66,888	37,603
Soundwill Holdings Ltd. (a)	41,500	30,946
South China Holdings Co. Ltd. (a)	1,240,000	4,897
Stella International Holdings Ltd. (d)	124,000	228,443
Sun Hung Kai & Co. Ltd.	126,440	54,842
SUNeVision Holdings Ltd.	133,000	128,340
TAI Cheung Holdings Ltd.	192,000	79,329
Tan Chong International Ltd.	63,000	8,507
Tao Heung Holdings Ltd. (a)	16,000	612
Television Broadcasts Ltd. (a)	97,700	43,194
Texwinca Holdings Ltd.	236,000	23,399
Tradelink Electronic Commerce Ltd.	256,000	30,661
Transport International Holdings Ltd.	69,561	78,371
United Laboratories International Holdings Ltd. (d)	201,000	385,121
Up Energy Development Group Ltd. (a) (b) (c)	92,000	0
Security Description	Shares	Value
Hong Kong — (Continued)
Upbest Group Ltd.	16,000	$1,405
Value Partners Group Ltd.	215,000	53,426
Valuetronics Holdings Ltd.	89,790	51,565
Vedan International Holdings Ltd.	296,000	21,870
Vitasoy International Holdings Ltd.	144,000	168,425
VPower Group International Holdings Ltd. (a)	53,251	1,830
VTech Holdings Ltd. (d)	34,600	251,108
Wai Kee Holdings Ltd. (a)	54,000	4,469
Wang On Group Ltd. (a)	2,200,000	5,895
Wealthink AI-Innovation Capital Ltd. (a)	284,000	3,288
Wing On Co. International Ltd.	46,000	72,223
Wing Tai Properties Ltd.	176,000	34,084
Yue Yuen Industrial Holdings Ltd.	143,500	219,873
Yunfeng Financial Group Ltd. (a)	34,000	9,913
Zhaobangji Lifestyle Holdings Ltd. (a)	184,000	2,956
		8,480,832
Indonesia — 0.2%
First Pacific Co. Ltd.	484,000	342,892
First Resources Ltd.	78,300	90,587
Gallant Venture Ltd. (a)	257,900	18,077
Golden Agri-Resources Ltd.	1,125,500	221,358
Nickel Industries Ltd.	203,875	93,271
		766,185
Iraq — 0.0%
Genel Energy PLC (a)	25,050	20,625
Gulf Keystone Petroleum Ltd.	52,664	122,195
		142,820
Ireland — 0.5%
C&C Group PLC (d)	103,856	232,011
Cairn Homes PLC	140,240	354,313
COSMO Pharmaceuticals NV	1,084	78,054
Dalata Hotel Group PLC	23,703	180,296
FBD Holdings PLC	8,841	144,786
Glanbia PLC	36,185	532,762
Glenveagh Properties PLC (a)	61,605	124,517
Greencore Group PLC	124,104	397,720
Hostelworld Group PLC (a)	8,529	16,050
Irish Continental Group PLC	22,005	142,693
Permanent TSB Group Holdings PLC (a)	15,086	36,253
		2,239,455
Isle of Man — 0.0%
Strix Group PLC (a)	40,073	23,392
Israel — 1.4%
Adgar Investment & Development Ltd. (a)	11,788	19,038
Afcon Holdings Ltd.	771	42,281
AFI Properties Ltd. (a)	3,584	205,564
Africa Israel Residences Ltd.	880	78,666
Alarum Technologies Ltd. (a)	4,900	6,644
Allot Ltd. (a)	10,216	86,427
Alrov Properties & Lodgings Ltd.	1,801	119,704
Arad Ltd.	2,224	35,132
See accompanying notes to financial statements.
BHFTII-113

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Israel — (Continued)
AudioCodes Ltd.	1	$6
Avgol Industries 1953 Ltd. (a)	27,883	12,102
Azorim-Investment Development & Construction Co. Ltd.	13,499	94,881
Bet Shemesh Engines Holdings 1997 Ltd. (a)	2,139	356,283
Blue Square Real Estate Ltd.	1,080	124,662
Carasso Motors Ltd.	5,984	58,874
Cellcom Israel Ltd. (a)	12,049	97,850
Ceragon Networks Ltd. (a) (d)	14,799	36,406
Danel Adir Yeoshua Ltd.	1,006	143,782
Delek Automotive Systems Ltd.	4,372	36,830
Delta Galil Ltd.	1,156	61,412
Direct Finance of Direct Group 2006 Ltd.	106	18,176
Dor Alon Energy in Israel 1988 Ltd. (a)	1,540	61,727
Doral Group Renewable Energy Resources Ltd. (a)	8,985	40,893
Electra Consumer Products 1970 Ltd.	1,793	69,834
Energean PLC (d)	27,001	337,918
Equital Ltd. (a)	1,747	80,680
FMS Enterprises Migun Ltd.	864	39,285
Formula Systems 1985 Ltd.	333	42,410
Fox Wizel Ltd.	908	90,887
Gilat Satellite Networks Ltd. (a)	9,844	71,924
Globrands Ltd.	93	16,804
IDI Insurance Co. Ltd.	1,564	101,924
IES Holdings Ltd. (a)	569	42,096
Ilex Medical Ltd.	959	18,360
Inrom Construction Industries Ltd.	17,580	109,698
Isracard Ltd.	22,812	117,602
Israel Canada TR Ltd.	9,580	43,121
Isras Investment Co. Ltd.	188	53,481
Issta Ltd.	1,175	38,131
Kamada Ltd.	7,951	61,843
Kardan Real Estate Enterprise & Development Ltd.	9,389	20,972
Kerur Holdings Ltd.	2,088	50,824
Klil Industries Ltd.	315	23,754
Kvutzat Acro Ltd.	2,674	43,617
Lahav L.R. Real Estate Ltd.	7,734	11,937
Land Development Nimrodi Group Ltd.	3,950	42,584
Lapidoth Capital Ltd.	607	14,584
M Yochananof & Sons Ltd.	586	53,663
Magic Software Enterprises Ltd.	4,778	91,303
Malam - Team Ltd. (a)	1,665	49,226
Max Stock Ltd.	4,536	21,542
Mediterranean Towers Ltd.	19,316	71,721
Mega Or Holdings Ltd. (REIT)	2,217	103,705
Meitav Investment House Ltd.	10,041	220,724
Meshulam Levinstein Contracting & Engineering Ltd.	255	32,296
Mivtach Shamir Holdings Ltd.	906	76,336
Mizrahi Tefahot Bank Ltd.	1	60
Nawi Group Ltd.	3,985	71,466
Neto Malinda Trading Ltd.	783	32,186
Neto ME Holdings Ltd. (a)	788	47,762
Nexxen International Ltd. (a)	7,429	77,336
Novolog Ltd.	43,939	18,393
Oil Refineries Ltd.	381,808	102,967
OY Nofar Energy Ltd. (a)	1,445	40,154
Partner Communications Co. Ltd.	15,589	118,306
Security Description	Shares	Value
Israel — (Continued)
Paz Retail & Energy Ltd.	370	$67,667
Perion Network Ltd. (a)	2,894	29,600
Plasson Industries Ltd.	855	60,497
Plus500 Ltd.	25,321	1,180,508
Polyram Plastic Industries Ltd.	3,415	10,243
Prashkovsky Investments & Construction Ltd.	569	19,999
Priortech Ltd. (a)	792	46,706
Qualitau Ltd.	607	69,994
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,570	151,558
Retailors Ltd.	1,447	27,987
Sano-Brunos Enterprises Ltd.	46	5,066
Scope Metals Group Ltd. (a)	1,374	64,528
Shikun & Binui Soltec Renewable Energy (a)	15,758	14,273
Summit Real Estate Holdings Ltd. (REIT)	7,129	129,739
Suny Cellular Communication Ltd.	16,495	7,198
Tadiran Group Ltd.	539	28,823
Tamar Petroleum Ltd.	3,762	46,252
Telsys Ltd.	1	61
Veridis Environment Ltd. (a)	3,156	24,925
Victory Supermarket Chain Ltd.	589	8,709
YD More Investments Ltd.	3,237	25,873
		6,530,962
Italy — 4.4%
A2A SpA	372,093	1,001,741
Abitare In SpA (a)	2,488	9,732
ACEA SpA (d)	10,339	250,189
Aeffe SpA (a) (d)	11,359	6,709
Amplifon SpA (d)	13,545	318,381
Ariston Holding NV	3,301	16,299
Arnoldo Mondadori Editore SpA	30,273	76,723
Ascopiave SpA	19,908	71,439
Avio SpA	3,178	88,566
Azimut Holding SpA	24,097	771,857
Banca Generali SpA	12,644	702,953
Banca IFIS SpA	4,675	125,053
Banca Monte dei Paschi di Siena SpA (d)	111,940	952,742
Banca Popolare di Sondrio SpA	80,788	1,123,430
Banca Profilo SpA (d)	117,883	22,847
Banca Sistema SpA (a)	13,168	27,029
Banco di Desio e della Brianza SpA	7,920	66,081
BFF Bank SpA (a)	20,564	225,465
BPER Banca SpA	58,698	533,745
Brembo NV (d)	29,996	286,976
Brunello Cucinelli SpA (d)	8,010	973,579
Buzzi SpA	11,153	618,548
Cairo Communication SpA (a)	13,212	45,217
Carel Industries SpA	1,168	31,104
Cembre SpA	248	16,568
CIR SpA-Compagnie Industriali (a)	120,339	82,939
Credito Emiliano SpA	17,880	264,202
d'Amico International Shipping SA	6,853	27,825
Danieli & C Officine Meccaniche SpA (d)	2,816	110,664
doValue SpA (a) (d)	13,535	39,458
Emak SpA	23,063	23,591
Enav SpA	38,399	177,553
See accompanying notes to financial statements.
BHFTII-114

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Italy — (Continued)
Equita Group SpA	2,498	$13,200
ERG SpA	916	20,038
Esprinet SpA (d)	5,413	25,577
Fila SpA	5,412	61,704
Fincantieri SpA (a)	16,235	312,780
FNM SpA (d)	55,327	26,072
Garofalo Health Care SpA (d)	4,060	23,626
Geox SpA (a) (d)	48,698	18,819
Hera SpA	188,309	910,048
IMMSI SpA (d)	51,196	30,127
Intercos SpA	2,359	35,907
Iren SpA (d)	143,244	442,146
Italgas SpA (d)	142,986	1,215,562
Italian Sea Group SpA (d)	961	6,522
Italmobiliare SpA (d)	3,032	92,885
Iveco Group NV	40,291	792,928
LU-VE SpA	1,991	71,200
Maire SpA	35,969	475,137
MARR SpA	2,278	26,049
MFE-MediaForEurope NV - Class A (d)	36,806	126,206
MFE-MediaForEurope NV - Class B	15,815	73,646
Moltiply Group SpA	3,520	188,706
NewPrinces SpA (a)	1,806	36,601
Nexi SpA (d)	67,453	403,325
Orsero SpA	814	13,387
OVS SpA	32,456	141,570
Pharmanutra SpA	826	45,958
Piaggio & C SpA (d)	29,766	65,934
Pirelli & C SpA	71,853	495,604
RAI Way SpA	21,468	153,777
Reply SpA	5,278	911,706
Rizzoli Corriere Della Sera Mediagroup SpA	25,276	29,899
Sabaf SpA	3,059	52,289
Safilo Group SpA (a)	12,212	12,994
Saipem SpA (d)	282,320	773,486
Salvatore Ferragamo SpA (a) (d)	3,759	22,190
Sanlorenzo SpA (d)	1,764	62,042
Sesa SpA (d)	1,039	105,478
Sogefi SpA (d)	13,532	35,667
SOL SpA	8,590	486,780
Tamburi Investment Partners SpA (d)	20,113	185,789
Technogym SpA	27,353	392,226
Telecom Italia SpA (a) (d)	1,819,770	897,602
TXT e-solutions SpA	388	15,704
Uni Land SpA (a) (b) (c)	4,937	0
Unipol Assicurazioni SpA	68,455	1,357,252
Webuild SpA	70,140	297,232
Wiit SpA	956	17,413
Zignago Vetro SpA	1,145	11,292
		21,101,287
Ivory Coast — 0.2%
Endeavour Mining PLC	28,144	867,829
Japan — 23.1%
&Do Holdings Co. Ltd. (d)	1,400	10,712
Security Description	Shares	Value
Japan — (Continued)
77 Bank Ltd.	11,600	$394,241
A&D HOLON Holdings Co. Ltd.	5,100	74,006
Achilles Corp.	3,700	28,388
Adastria Co. Ltd. (d)	5,440	112,595
ADEKA Corp.	17,100	326,174
Ad-sol Nissin Corp.	3,800	30,947
Adtec Plasma Technology Co. Ltd.	600	5,839
Advan Group Co. Ltd.	5,200	29,641
Advanced Media, Inc.	1,200	10,206
Adventure, Inc. (d)	600	13,975
Aeon Fantasy Co. Ltd.	1,600	30,213
AEON Financial Service Co. Ltd. (d)	12,700	112,924
Aeon Hokkaido Corp.	4,800	29,606
Aeon Kyushu Co. Ltd. (d)	600	11,758
AFC-HD AMS Life Science Co. Ltd.	1,900	11,378
Ahresty Corp.	5,200	27,472
Ai Holdings Corp. (d)	8,200	133,418
Aica Kogyo Co. Ltd.	11,800	294,513
Aichi Corp.	7,600	71,296
Aichi Financial Group, Inc.	714	12,522
Aichi Steel Corp. (d)	7,600	112,762
Aichi Tokei Denki Co. Ltd.	2,200	34,624
Aida Engineering Ltd.	8,100	51,041
Aiful Corp.	51,900	151,512
Ain Holdings, Inc.	5,700	215,121
Ainavo Holdings Co. Ltd.	2,200	10,533
Aiphone Co. Ltd.	2,100	40,064
Airman Corp.	5,900	80,474
Airport Facilities Co. Ltd.	7,500	41,537
Airtrip Corp.	2,500	15,082
Aisan Industry Co. Ltd.	6,300	73,152
AIT Corp.	1,600	19,685
Ajis Co. Ltd.	500	10,237
Akatsuki Corp.	8,100	28,249
Akatsuki, Inc.	2,100	44,106
Akebono Brake Industry Co. Ltd. (a)	17,400	12,508
Akita Bank Ltd.	3,300	68,958
Albis Co. Ltd.	1,600	33,052
Alconix Corp.	6,400	82,242
Alinco, Inc.	4,600	32,922
Alleanza Holdings Co. Ltd.	1,400	9,847
Alpen Co. Ltd. (d)	3,900	64,232
Alpha Corp.	2,200	16,726
AlphaPolis Co. Ltd.	1,200	12,522
Alps Alpine Co. Ltd.	36,600	392,789
Altech Corp. (d)	4,520	86,613
Amano Corp.	12,100	375,650
Amiyaki Tei Co. Ltd.	3,300	34,438
Amuse, Inc.	2,800	31,437
Amvis Holdings, Inc.	5,200	17,425
Anabuki Kosan, Inc. (d)	800	11,176
Anest Iwata Corp.	7,800	74,511
Anicom Holdings, Inc.	11,300	53,976
Anycolor, Inc.	900	32,617
AOI Electronics Co. Ltd.	1,100	15,114
AOKI Holdings, Inc.	7,300	84,370
See accompanying notes to financial statements.
BHFTII-115

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Aoyama Trading Co. Ltd.	8,900	$134,979
Aoyama Zaisan Networks Co. Ltd. (d)	2,800	35,049
Arakawa Chemical Industries Ltd.	4,600	32,681
Arata Corp.	5,900	124,030
ARCLANDS Corp. (d)	9,680	118,760
Arcs Co. Ltd. (d)	7,864	163,085
ARE Holdings, Inc.	16,300	203,574
Arealink Co. Ltd.	4,500	75,439
Argo Graphics, Inc.	4,400	160,087
Arisawa Manufacturing Co. Ltd.	5,900	60,121
Artience Co. Ltd.	6,800	141,813
Artnature, Inc.	5,000	25,795
As One Corp. (d)	12,100	209,284
Asahi Broadcasting Group Holdings Corp.	2,400	11,448
Asahi Co. Ltd.	3,400	31,374
Asahi Diamond Industrial Co. Ltd.	7,800	38,655
Asahi Kogyosha Co. Ltd.	3,400	58,685
Asahi Net, Inc.	5,000	23,992
Asahi Printing Co. Ltd.	400	2,423
Asahi Yukizai Corp.	3,000	84,250
Asanuma Corp.	17,400	90,566
Asax Co. Ltd.	3,200	15,397
Ashimori Industry Co. Ltd.	1,600	32,627
Asia Pile Holdings Corp.	3,800	25,668
ASKA Pharmaceutical Holdings Co. Ltd.	4,400	74,755
ASKUL Corp.	7,400	78,961
Astena Holdings Co. Ltd.	9,000	29,270
Atsugi Co. Ltd. (a)	4,300	37,436
Aucnet, Inc.	5,400	60,514
Autobacs Seven Co. Ltd.	14,700	146,280
Avant Group Corp.	4,700	50,040
Avantia Co. Ltd. (d)	3,000	16,582
Avex, Inc.	7,600	67,122
Awa Bank Ltd.	6,000	119,161
Axial Retailing, Inc.	14,800	115,507
Axyz Co. Ltd.	500	10,103
AZ-COM MARUWA Holdings, Inc.	7,400	52,458
Bando Chemical Industries Ltd.	6,300	74,270
Bank of Iwate Ltd.	3,100	65,239
Bank of Kochi Ltd.	1,600	8,378
Bank of Nagoya Ltd.	1,800	98,965
Bank of Saga Ltd.	2,600	41,774
Bank of the Ryukyus Ltd.	7,300	57,591
Base Co. Ltd.	600	14,323
Beauty Garage, Inc.	1,600	17,422
Belc Co. Ltd.	2,500	128,596
Bell System24 Holdings, Inc.	6,900	61,361
Belluna Co. Ltd.	10,200	62,958
Bic Camera, Inc.	18,000	206,717
BML, Inc.	5,300	121,491
Bookoff Group Holdings Ltd. (d)	3,500	34,387
Bourbon Corp.	2,100	37,839
Br Holdings Corp.	7,400	16,634
BrainPad, Inc. (d)	3,300	30,949
BRONCO BILLY Co. Ltd. (d)	500	12,377
Buffalo, Inc.	1,500	23,792
Security Description	Shares	Value
Japan — (Continued)
Bull-Dog Sauce Co. Ltd.	1,200	$15,138
Bunka Shutter Co. Ltd.	11,500	188,595
Business Brain Showa-Ota, Inc.	2,600	46,181
Business Engineering Corp.	800	31,215
C Uyemura & Co. Ltd.	2,300	147,391
CAC Holdings Corp.	3,500	48,130
Canare Electric Co. Ltd.	800	8,576
Canon Electronics, Inc.	4,300	76,154
Careerlink Co. Ltd.	1,000	15,160
Carenet, Inc. (d)	3,600	17,332
Carlit Co. Ltd.	3,000	25,534
Casio Computer Co. Ltd.	3,800	29,022
Cawachi Ltd.	2,000	38,306
CDS Co. Ltd.	700	8,518
Celsys, Inc.	4,800	50,288
Central Automotive Products Ltd.	7,800	97,946
Central Glass Co. Ltd.	4,500	92,525
Central Security Patrols Co. Ltd.	2,300	35,548
Central Sports Co. Ltd. (d)	2,400	40,044
Ceres, Inc. (d)	1,600	27,623
Change Holdings, Inc. (d)	5,500	44,063
Charm Care Corp. KK	3,800	34,192
Chiba Kogyo Bank Ltd. (d)	8,000	65,849
Chino Corp.	2,700	45,521
Chiyoda Co. Ltd.	3,400	28,209
Chiyoda Integre Co. Ltd.	2,500	47,487
Chofu Seisakusho Co. Ltd. (d)	4,000	50,661
Chori Co. Ltd.	2,400	67,097
Chubu Shiryo Co. Ltd.	5,500	59,614
Chudenko Corp. (d)	5,700	131,298
Chuetsu Pulp & Paper Co. Ltd.	1,900	21,160
Chugai Ro Co. Ltd.	1,400	33,483
Chugin Financial Group, Inc.	28,600	345,223
Chugoku Marine Paints Ltd.	8,800	165,438
Chuo Gyorui Co. Ltd.	200	4,805
Chuo Spring Co. Ltd.	3,200	44,628
Citizen Watch Co. Ltd.	43,600	257,845
CKD Corp.	9,700	176,483
Cleanup Corp.	7,300	34,416
CMK Corp. (d)	12,600	28,979
COLOPL, Inc.	7,200	26,777
Colowide Co. Ltd.	19,300	254,157
Como Co. Ltd.	400	8,733
Computer Engineering & Consulting Ltd.	1,500	22,776
Computer Institute of Japan Ltd.	12,240	40,647
Comture Corp.	4,400	51,933
Core Corp.	2,500	33,128
Corona Corp.	4,400	27,534
Cosel Co. Ltd.	5,400	41,890
Cosmos Initia Co. Ltd.	3,500	32,487
Cota Co. Ltd.	6,020	60,486
Create Medic Co. Ltd.	1,800	11,765
Create Restaurants Holdings, Inc. (d)	26,100	257,888
Create SD Holdings Co. Ltd.	5,600	124,450
Creek & River Co. Ltd.	2,700	28,193
Cresco Ltd.	6,700	80,447
See accompanying notes to financial statements.
BHFTII-116

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Cross Cat Co. Ltd.	1,400	$9,955
CTI Engineering Co. Ltd.	5,100	99,147
CTS Co. Ltd.	7,700	42,982
CUC, Inc. (a)	1,300	10,090
Curves Holdings Co. Ltd.	10,900	52,200
Cybozu, Inc.	5,300	137,151
Dai Nippon Toryo Co. Ltd.	3,800	31,276
Dai-Dan Co. Ltd.	2,800	86,405
Daido Kogyo Co. Ltd.	2,000	15,482
Daido Metal Co. Ltd.	10,600	48,698
Daido Steel Co. Ltd.	23,900	164,528
Daihatsu Infinearth Mfg Co. Ltd.	2,500	39,478
Daiho Corp.	6,900	37,883
Daiichi Jitsugyo Co. Ltd.	4,500	76,340
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,000	22,667
Daiichikosho Co. Ltd.	8,100	91,309
Daiken Medical Co. Ltd.	4,400	13,452
Daiki Aluminium Industry Co. Ltd.	7,000	46,988
Daiki Axis Co. Ltd.	1,300	6,048
DAIKO XTECH Ltd.	1,300	8,990
Daikoku Denki Co. Ltd. (d)	1,800	27,306
Daikokutenbussan Co. Ltd. (d)	1,300	63,317
Daikyonishikawa Corp.	8,300	37,285
Dainichi Co. Ltd.	4,100	19,188
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,400	52,488
Daio Paper Corp.	16,200	89,691
Daiseki Co. Ltd. (d)	10,239	247,059
Daishi Hokuetsu Financial Group, Inc.	13,300	306,351
Daishinku Corp. (d)	7,400	28,821
Daisue Construction Co. Ltd.	2,300	34,340
Daito Bank Ltd. (d)	1,400	6,970
Daito Pharmaceutical Co. Ltd.	5,912	40,899
Daitron Co. Ltd.	1,500	39,058
Daiwa Industries Ltd. (d)	7,700	88,439
Daiwabo Holdings Co. Ltd.	18,500	333,118
DCM Holdings Co. Ltd.	20,500	189,458
Dear Life Co. Ltd.	5,400	45,402
Delica Foods Holdings Co. Ltd.	600	2,495
Denka Co. Ltd. (d)	13,100	179,415
Densan System Holdings Co. Ltd.	1,700	31,050
Dentsu Soken, Inc.	900	41,897
Denyo Co. Ltd.	4,100	80,291
DIC Corp. (d)	14,500	290,747
Digital Arts, Inc. (d)	2,100	110,408
Digital Hearts Holdings Co. Ltd. (d)	2,600	18,003
Digital Holdings, Inc.	2,100	17,629
Digital Information Technologies Corp.	2,100	34,990
Dip Corp. (d)	6,600	104,480
DKK Co. Ltd.	2,600	38,270
DKS Co. Ltd.	1,900	51,960
DMW Corp.	700	22,965
Doshisha Co. Ltd.	5,200	89,473
Double Standard, Inc.	1,400	15,144
Doutor Nichires Holdings Co. Ltd.	6,700	122,015
Dowa Holdings Co. Ltd.	6,400	206,819
DTS Corp.	7,500	268,373
Security Description	Shares	Value
Japan — (Continued)
Duskin Co. Ltd.	5,500	$151,196
DyDo Group Holdings, Inc. (d)	4,200	77,605
Eagle Industry Co. Ltd.	5,300	70,648
EAT&HOLDINGS Co. Ltd. (d)	1,400	19,848
Ebara Foods Industry, Inc.	700	12,215
Ebara Jitsugyo Co. Ltd.	2,500	63,406
Ebase Co. Ltd.	4,800	17,262
Eco's Co. Ltd.	2,100	37,009
EDION Corp. (d)	15,700	229,776
EF-ON, Inc.	6,100	13,808
eGuarantee, Inc.	6,200	63,409
E-Guardian, Inc. (d)	1,000	14,632
Ehime Bank Ltd.	7,600	52,679
Eidai Co. Ltd.	10,000	15,474
Eizo Corp.	7,300	109,147
Elan Corp. (d)	2,200	11,833
Elecom Co. Ltd.	8,800	110,332
EM Systems Co. Ltd.	3,500	17,522
en Japan, Inc.	5,500	63,528
Endo Lighting Corp.	2,600	43,323
Enplas Corp.	1,400	42,575
Entrust, Inc.	1,500	9,406
eRex Co. Ltd. (d)	8,000	41,378
ES-Con Japan Ltd.	6,700	46,102
Eslead Corp.	1,600	51,044
ESPEC Corp.	3,900	83,494
Exedy Corp.	5,600	160,119
EXEO Group, Inc. (d)	25,700	326,912
Ezaki Glico Co. Ltd.	9,200	294,385
F&M Co. Ltd.	1,600	28,232
FALCO HOLDINGS Co. Ltd.	2,300	36,256
FCC Co. Ltd.	7,600	146,844
FDK Corp. (a)	1,100	2,730
Feed One Co. Ltd.	6,376	43,348
Ferrotec Holdings Corp.	9,500	199,866
Fibergate, Inc. (d)	1,800	8,972
FIDEA Holdings Co. Ltd.	3,950	39,380
Financial Partners Group Co. Ltd.	8,200	135,286
FINDEX, Inc.	3,900	19,660
First Bank of Toyama Ltd. (d)	10,700	73,210
First Brothers Co. Ltd.	900	6,297
First Juken Co. Ltd. (d)	1,600	11,173
First-Corp., Inc.	1,600	9,436
Fixstars Corp. (d)	4,100	58,233
FJ Next Holdings Co. Ltd.	3,800	30,685
Focus Systems Corp.	2,900	30,121
Forval Corp.	1,900	17,719
Foster Electric Co. Ltd.	4,000	43,489
FP Corp.	3,600	66,335
France Bed Holdings Co. Ltd. (d)	5,700	50,500
Freebit Co. Ltd.	2,100	20,175
Freund Corp.	2,400	12,465
F-Tech, Inc.	3,200	15,129
FTGroup Co. Ltd.	1,500	12,123
Fudo Tetra Corp.	2,830	44,307
Fuji Corp.	2,300	45,072
See accompanying notes to financial statements.
BHFTII-117

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Fuji Corp. (d)	16,500	$306,906
Fuji Corp. Ltd.	8,600	40,783
Fuji Kyuko Co. Ltd.	4,600	66,406
Fuji Oil Co. Ltd.	19,600	187,460
Fuji Pharma Co. Ltd.	2,400	23,043
Fuji Seal International, Inc.	9,200	177,735
Fujibo Holdings, Inc.	1,800	73,758
Fujicco Co. Ltd.	4,700	52,021
Fujikura Composites, Inc.	3,700	38,282
Fujikura Kasei Co. Ltd.	9,500	34,101
Fujimi, Inc.	9,900	140,021
Fujisash Co. Ltd.	2,450	11,807
Fujishoji Co. Ltd.	1,300	9,738
Fujita Kanko, Inc.	400	30,936
Fujiya Co. Ltd. (d)	2,500	41,607
FuKoKu Co. Ltd.	2,800	32,226
Fukuda Corp.	1,700	58,899
Fukuda Denshi Co. Ltd.	3,900	189,333
Fukui Bank Ltd.	4,500	54,528
Fukui Computer Holdings, Inc.	2,700	55,902
Fukuyama Transporting Co. Ltd.	3,200	74,715
FULLCAST Holdings Co. Ltd.	3,400	40,129
Funai Soken Holdings, Inc.	8,370	140,586
Furukawa Co. Ltd.	5,300	78,362
Furuno Electric Co. Ltd. (d)	5,300	138,148
Furuya Metal Co. Ltd.	3,300	57,868
Furyu Corp.	4,300	30,183
Fuso Chemical Co. Ltd. (d)	4,100	109,795
Fuso Pharmaceutical Industries Ltd.	2,600	38,161
Futaba Corp.	10,200	43,378
Futaba Industrial Co. Ltd.	9,900	54,790
Future Corp.	10,000	148,661
Fuyo General Lease Co. Ltd.	2,400	64,849
G-7 Holdings, Inc.	5,800	53,277
Gakken Holdings Co. Ltd.	6,400	42,038
Gakkyusha Co. Ltd.	2,800	43,201
Galilei Co. Ltd.	4,900	103,487
Gecoss Corp.	4,600	38,429
Genki Global Dining Concepts Corp.	2,400	70,236
Genky DrugStores Co. Ltd.	3,600	95,160
Geo Holdings Corp.	6,000	64,197
Gift Holdings, Inc. (d)	1,600	39,103
giftee, Inc.	2,800	33,177
GLOBERIDE, Inc.	4,300	63,021
Glory Ltd.	9,300	216,383
GLtechno Holdings, Inc.	1,300	26,573
GMO Financial Gate, Inc.	400	15,052
GMO Financial Holdings, Inc.	8,000	43,657
GMO GlobalSign Holdings KK	1,000	14,304
GMO internet group, Inc.	7,300	182,331
Godo Steel Ltd.	2,300	59,693
Goldcrest Co. Ltd.	3,230	73,898
Grandy House Corp.	3,600	13,399
GREE Holdings, Inc.	3,500	12,661
Greens Co. Ltd.	1,700	24,568
grems, Inc.	900	14,834
Security Description	Shares	Value
Japan — (Continued)
GS Yuasa Corp. (d)	15,900	$296,184
GSI Creos Corp.	2,800	40,240
G-Tekt Corp.	5,100	62,406
Gun-Ei Chemical Industry Co. Ltd.	1,800	35,736
Gunma Bank Ltd.	4,000	33,447
Gunze Ltd.	6,600	163,598
H.U. Group Holdings, Inc. (d)	9,500	210,507
H2O Retailing Corp.	19,500	255,403
HABA Laboratories, Inc.	700	8,084
Hagihara Industries, Inc.	2,600	27,512
Hagiwara Electric Holdings Co. Ltd.	1,800	40,989
Hakudo Co. Ltd.	2,400	38,091
Halows Co. Ltd.	2,100	70,332
Hamakyorex Co. Ltd.	12,500	117,337
Hamee Corp.	1,800	15,470
Handsman Co. Ltd.	800	4,483
Hanwa Co. Ltd.	6,900	259,678
Happinet Corp. (d)	3,400	135,026
Hard Off Corp. Co. Ltd.	2,500	29,446
Harima Chemicals Group, Inc.	4,300	23,595
Hashimoto Sogyo Holdings Co. Ltd.	1,400	12,617
Hazama Ando Corp.	32,190	323,601
Heiwa Corp. (d)	11,900	173,398
Heiwado Co. Ltd.	6,100	119,758
Hennge KK	600	7,548
Hibiya Engineering Ltd.	4,500	115,914
Hiday Hidaka Corp.	500	11,474
HI-LEX Corp.	5,500	77,932
Himaraya Co. Ltd.	2,600	15,379
Hino Motors Ltd. (a) (d)	34,000	84,414
Hioki EE Corp.	2,300	90,738
Hirakawa Hewtech Corp.	2,100	20,036
Hirano Tecseed Co. Ltd.	1,300	13,303
Hirata Corp.	3,000	41,294
Hirogin Holdings, Inc.	36,800	306,945
Hirose Tusyo, Inc.	300	9,035
Hiroshima Electric Railway Co. Ltd.	1,500	6,420
Hiroshima Gas Co. Ltd.	7,000	17,382
Hisaka Works Ltd.	4,000	37,456
Hito Communications Holdings, Inc.	1,700	12,051
Hochiki Corp.	3,100	66,810
Hodogaya Chemical Co. Ltd.	1,800	18,108
Hogy Medical Co. Ltd.	3,700	103,353
Hokkaido Electric Power Co., Inc. (d)	36,900	191,771
Hokkaido Gas Co. Ltd.	16,500	67,907
Hokkan Holdings Ltd.	3,300	42,939
Hokko Chemical Industry Co. Ltd.	3,500	33,406
Hokkoku Financial Holdings, Inc. (d)	3,900	130,526
Hokuetsu Corp. (d)	21,100	153,570
Hokuhoku Financial Group, Inc.	19,100	362,834
Hokuriku Electric Industry Co. Ltd.	2,800	43,605
Hokuriku Electric Power Co. (d)	36,400	181,436
Hokuriku Electrical Construction Co. Ltd.	3,600	29,284
Hokuriku Gas Co. Ltd.	1,000	24,258
Hokuto Corp.	5,100	63,673
H-One Co. Ltd.	6,000	53,331
See accompanying notes to financial statements.
BHFTII-118

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Honeys Holdings Co. Ltd.	3,630	$39,625
Honma Golf Ltd. (a)	27,000	12,144
Hoosiers Holdings Co. Ltd.	5,400	46,642
Hoshi Iryo-Sanki Co. Ltd.	300	9,321
Hosiden Corp.	8,900	136,364
Hosokawa Micron Corp.	3,100	106,859
Hotland Holdings Co. Ltd. (d)	3,200	45,615
House Foods Group, Inc.	3,300	64,163
Howa Machinery Ltd.	1,400	10,088
HS Holdings Co. Ltd.	5,000	38,365
Hyakugo Bank Ltd.	39,100	186,636
Hyakujushi Bank Ltd.	4,100	118,528
IBJ, Inc. (d)	4,900	28,980
Ichigo, Inc.	11,100	31,134
Ichiken Co. Ltd.	1,800	39,016
Ichikoh Industries Ltd.	9,000	22,537
Ichimasa Kamaboko Co. Ltd. (d)	1,100	5,681
Ichinen Holdings Co. Ltd.	4,300	46,991
Ichiyoshi Securities Co. Ltd.	7,000	39,511
Icom, Inc.	2,000	40,891
Idec Corp.	6,100	96,120
IDOM, Inc.	12,500	91,715
Iino Kaiun Kaisha Ltd. (d)	15,500	108,649
I'll, Inc.	900	17,321
Imasen Electric Industrial	2,000	9,675
i-mobile Co. Ltd.	5,400	24,971
Imuraya Group Co. Ltd.	2,900	49,792
Inaba Denki Sangyo Co. Ltd.	11,200	307,184
Inaba Seisakusho Co. Ltd. (d)	3,200	41,286
Inabata & Co. Ltd. (d)	9,800	218,274
I-NE Co. Ltd. (d)	800	9,023
Ines Corp.	5,100	58,747
I-Net Corp.	3,520	46,505
Infomart Corp.	16,100	46,722
INFRONEER Holdings, Inc.	17,300	145,137
Innotech Corp.	3,900	38,295
Insource Co. Ltd.	11,200	76,981
Intage Holdings, Inc. (d)	2,600	31,958
Intelligent Wave, Inc.	3,400	26,208
Inui Global Logistics Co. Ltd. (d)	3,000	25,032
IR Japan Holdings Ltd.	2,000	8,692
Iriso Electronics Co. Ltd.	4,300	85,016
ISB Corp.	400	3,756
Ise Chemicals Corp. (d)	400	73,956
Iseki & Co. Ltd.	5,700	48,078
Ishihara Sangyo Kaisha Ltd.	6,600	92,633
Ishizuka Glass Co. Ltd.	500	9,006
Itfor, Inc.	6,400	66,654
ITmedia, Inc.	1,500	17,101
Ito En Ltd.	6,100	138,332
Itochu Enex Co. Ltd.	10,800	129,033
Itochu-Shokuhin Co. Ltd. (d)	1,200	82,572
Itoham Yonekyu Holdings, Inc. (d)	5,900	200,738
Itoki Corp.	8,200	124,508
IwaiCosmo Holdings, Inc.	4,300	66,802
Iwaki Co. Ltd.	1,300	21,600
Security Description	Shares	Value
Japan — (Continued)
Iwatsuka Confectionery Co. Ltd.	2,000	$41,050
Izumi Co. Ltd.	6,800	157,184
J Trust Co. Ltd.	16,800	49,199
JAC Recruitment Co. Ltd.	15,600	109,724
Jaccs Co. Ltd.	4,200	116,549
JAFCO Group Co. Ltd. (d)	8,900	151,970
JANOME Corp.	3,899	30,249
Japan Aviation Electronics Industry Ltd.	10,000	177,595
Japan Cash Machine Co. Ltd.	1,200	8,166
Japan Communications, Inc. (a)	35,600	39,546
Japan Elevator Service Holdings Co. Ltd.	15,100	435,635
Japan Foundation Engineering Co. Ltd.	7,900	35,005
Japan Investment Adviser Co. Ltd.	6,400	75,504
Japan Lifeline Co. Ltd.	12,400	128,442
Japan Material Co. Ltd. (d)	13,600	139,113
Japan Medical Dynamic Marketing, Inc.	4,400	17,382
Japan Oil Transportation Co. Ltd.	700	14,776
Japan Petroleum Exploration Co. Ltd. (d)	26,500	186,377
Japan Property Management Center Co. Ltd.	4,100	33,265
Japan Pulp & Paper Co. Ltd.	20,900	89,785
Japan Pure Chemical Co. Ltd.	500	10,960
Japan Securities Finance Co. Ltd.	14,300	173,661
Japan Transcity Corp.	9,700	73,371
Japan Wool Textile Co. Ltd.	9,200	92,808
JBCC Holdings, Inc.	12,400	116,140
JCU Corp.	4,900	112,587
Jeol Ltd.	9,700	295,151
JFE Systems, Inc.	1,400	17,618
JGC Holdings Corp.	23,600	204,724
JIG-SAW, Inc. (a)	900	16,914
JINS Holdings, Inc. (d)	2,600	153,949
JINUSHI Co. Ltd.	3,500	53,048
JK Holdings Co. Ltd.	2,800	23,042
J-Lease Co. Ltd.	1,200	11,131
JM Holdings Co. Ltd.	3,200	58,066
JMS Co. Ltd.	6,400	19,222
J-Oil Mills, Inc.	4,900	66,594
Joshin Denki Co. Ltd.	4,300	70,740
Joyful Honda Co. Ltd.	10,800	156,434
JP-Holdings, Inc.	8,000	31,049
JSB Co. Ltd.	2,000	52,979
JSP Corp.	2,400	31,324
JTEKT Corp.	15,100	123,961
Juki Corp. (a)	7,200	19,744
Juroku Financial Group, Inc.	5,700	190,905
Justsystems Corp.	6,100	156,494
JVCKenwood Corp.	33,800	269,216
K&O Energy Group, Inc.	2,800	55,033
Kadoya Sesame Mills, Inc.	800	20,193
Kaga Electronics Co. Ltd.	8,600	162,969
Kagome Co. Ltd. (d)	6,400	127,492
Kaken Pharmaceutical Co. Ltd.	3,400	90,025
Kakiyasu Honten Co. Ltd. (d)	2,500	45,932
Kamakura Shinsho Ltd.	3,700	14,117
Kameda Seika Co. Ltd.	3,100	86,145
Kamei Corp.	4,900	84,055
See accompanying notes to financial statements.
BHFTII-119

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Kanaden Corp.	3,800	$53,165
Kanadevia Corp.	37,000	249,435
Kanagawa Chuo Kotsu Co. Ltd.	1,900	46,605
Kanamic Network Co. Ltd.	900	2,661
Kanamoto Co. Ltd.	6,400	143,810
Kaneka Corp.	9,500	261,603
Kaneko Seeds Co. Ltd.	1,300	12,268
Kanematsu Corp.	17,400	330,291
Kanemi Co. Ltd.	100	2,305
Kanto Denka Kogyo Co. Ltd. (d)	9,000	52,364
Kappa Create Co. Ltd.	1,000	10,444
Katakura Industries Co. Ltd.	5,200	83,326
Katitas Co. Ltd. (d)	11,600	201,051
Kato Sangyo Co. Ltd.	4,800	183,006
Kato Works Co. Ltd.	2,500	22,824
Kawada Technologies, Inc.	2,700	72,282
Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	28,755
KeePer Technical Laboratory Co. Ltd. (d)	2,500	61,438
Keihan Holdings Co. Ltd. (d)	6,400	135,714
Keihanshin Building Co. Ltd.	7,100	74,081
Keihin Co. Ltd.	2,300	40,721
Keikyu Corp.	9,000	93,959
KEIWA, Inc.	1,200	8,997
Keiyo Bank Ltd.	18,900	130,765
Kenko Mayonnaise Co. Ltd.	2,400	28,595
KH Neochem Co. Ltd.	7,700	135,043
Kibun Foods, Inc.	1,500	11,317
Kimura Chemical Plants Co. Ltd.	3,300	20,642
King Jim Co. Ltd.	1,400	8,094
Kintetsu Department Store Co. Ltd.	400	4,877
Kissei Pharmaceutical Co. Ltd.	6,300	176,205
Ki-Star Real Estate Co. Ltd.	1,800	57,801
Kitagawa Corp.	3,100	29,853
Kita-Nippon Bank Ltd.	2,200	45,051
Kitano Construction Corp.	1,400	41,309
Kitz Corp.	13,900	114,008
Kiyo Bank Ltd.	11,000	189,810
Koa Corp.	6,400	37,458
Koatsu Gas Kogyo Co. Ltd.	5,600	40,617
Kobe Electric Railway Co. Ltd. (d)	1,400	22,784
Kohnan Shoji Co. Ltd.	4,200	113,733
Kohsoku Corp.	1,000	18,754
Koike Sanso Kogyo Co. Ltd.	3,500	33,044
Kojima Co. Ltd.	7,800	66,886
Kokuyo Co. Ltd. (d)	42,000	241,105
Komatsu Matere Co. Ltd.	4,200	21,144
Komatsu Wall Industry Co. Ltd.	3,600	57,613
KOMEDA Holdings Co. Ltd.	10,200	210,188
Komehyo Holdings Co. Ltd. (d)	1,300	25,260
Komeri Co. Ltd.	6,500	132,744
Komori Corp.	8,600	88,830
Konaka Co. Ltd.	7,300	12,410
Kondotec, Inc.	4,500	48,349
Konica Minolta, Inc. (a)	93,000	300,944
Konishi Co. Ltd.	11,600	90,598
Konoike Transport Co. Ltd.	5,700	116,100
Security Description	Shares	Value
Japan — (Continued)
Konoshima Chemical Co. Ltd.	600	$5,137
Kosaido Holdings Co. Ltd.	12,300	40,956
Koshidaka Holdings Co. Ltd.	6,000	46,826
Kotobuki Spirits Co. Ltd. (d)	13,000	185,224
Kotobukiya Co. Ltd. (d)	1,500	15,934
Kozo Keikaku Engineering Holdings, Inc.	2,400	41,288
KPP Group Holdings Co. Ltd.	3,700	19,026
Krosaki Harima Corp. (d)	4,400	101,001
KRS Corp.	3,400	67,963
K's Holdings Corp.	28,800	292,592
KU Holdings Co. Ltd.	5,500	43,076
Kumagai Gumi Co. Ltd.	6,700	194,319
Kumiai Chemical Industry Co. Ltd.	10,995	60,859
Kunimine Industries Co. Ltd.	1,200	8,774
Kura Sushi, Inc. (d)	1,800	44,245
Kurabo Industries Ltd. (d)	2,600	134,348
Kureha Corp.	8,000	174,143
Kurimoto Ltd.	1,900	74,545
Kuriyama Holdings Corp.	2,300	23,616
Kusuri No. Aoki Holdings Co. Ltd.	9,400	236,689
KYB Corp.	7,600	157,003
Kyodo Printing Co. Ltd.	3,800	34,209
Kyoei Steel Ltd.	4,700	66,904
Kyokuto Boeki Kaisha Ltd.	3,600	38,051
Kyokuto Kaihatsu Kogyo Co. Ltd.	6,600	122,418
Kyokuto Securities Co. Ltd.	4,100	43,063
Kyokuyo Co. Ltd.	2,200	70,040
Kyorin Pharmaceutical Co. Ltd.	9,100	95,566
KYORITSU Co. Ltd.	6,800	8,215
Kyoritsu Maintenance Co. Ltd.	13,200	322,970
Kyosan Electric Manufacturing Co. Ltd.	12,600	42,877
Kyowa Electronic Instruments Co. Ltd.	8,000	29,773
Kyowa Leather Cloth Co. Ltd.	3,300	17,914
Kyushu Financial Group, Inc.	17,500	88,119
Lacto Japan Co. Ltd.	1,400	35,809
LEC, Inc.	5,000	40,567
Leopalace21 Corp.	33,400	144,239
Life Corp.	6,800	104,330
LIFULL Co. Ltd.	17,000	22,660
LIKE, Inc. (d)	2,100	19,865
Link & Motivation, Inc.	8,900	30,462
Lintec Corp.	8,400	172,450
LITALICO, Inc.	4,700	41,280
Look Holdings, Inc. (d)	2,200	36,649
Mabuchi Motor Co. Ltd. (d)	16,600	244,858
Macnica Holdings, Inc.	11,300	151,685
Maeda Kosen Co. Ltd. (d)	8,400	110,565
Maezawa Kasei Industries Co. Ltd. (d)	3,200	40,468
Maezawa Kyuso Industries Co. Ltd.	5,800	49,266
Makino Milling Machine Co. Ltd.	4,000	319,621
Management Solutions Co. Ltd. (d)	1,800	22,220
Mandom Corp.	8,900	86,827
Mani, Inc.	17,500	150,035
MarkLines Co. Ltd.	3,000	39,867
Mars Group Holdings Corp.	2,200	43,991
Marubun Corp.	4,200	30,043
See accompanying notes to financial statements.
BHFTII-120

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Marudai Food Co. Ltd.	4,700	$58,676
Marufuji Sheet Piling Co. Ltd.	1,300	26,899
Maruha Nichiro Corp.	9,000	190,356
Maruichi Steel Tube Ltd.	9,300	225,032
MARUKA FURUSATO Corp.	993	16,001
Marusan Securities Co. Ltd.	9,900	61,309
Maruyama Manufacturing Co., Inc.	1,500	21,041
Maruzen CHI Holdings Co. Ltd.	11,900	27,001
Maruzen Co. Ltd.	900	21,212
Maruzen Showa Unyu Co. Ltd. (d)	2,400	116,650
Marvelous, Inc.	9,500	33,572
Matching Service Japan Co. Ltd.	1,200	7,740
Matsuda Sangyo Co. Ltd.	3,100	71,346
Matsui Construction Co. Ltd.	6,400	48,689
Matsui Securities Co. Ltd. (d)	22,300	107,765
Matsuya Co. Ltd.	2,400	16,831
Matsuyafoods Holdings Co. Ltd.	400	16,443
Max Co. Ltd.	4,500	145,081
Maxell Ltd.	9,500	124,877
Maxvalu Tokai Co. Ltd.	3,000	66,765
MCJ Co. Ltd.	14,800	133,633
MEC Co. Ltd.	3,600	67,154
Media Do Co. Ltd.	2,100	25,296
Medical Data Vision Co. Ltd.	600	1,687
Medical System Network Co. Ltd.	7,000	23,006
Medikit Co. Ltd.	1,300	22,823
Medius Holdings Co. Ltd. (d)	1,800	10,958
Medley, Inc. (a)	1,700	37,442
MedPeer, Inc.	2,600	14,079
Megmilk Snow Brand Co. Ltd. (d)	9,600	181,979
Meidensha Corp.	7,700	289,110
Meiji Electric Industries Co. Ltd.	1,000	13,059
Meiji Shipping Group Co. Ltd. (d)	4,300	20,025
Meiko Electronics Co. Ltd.	5,200	243,736
Meisei Industrial Co. Ltd.	7,900	82,029
MEITEC Group Holdings, Inc.	16,000	352,841
Meito Sangyo Co. Ltd.	3,000	42,245
Meiwa Corp.	8,100	38,879
Meiwa Estate Co. Ltd. (d)	3,800	24,693
Menicon Co. Ltd. (d)	14,400	111,749
Mercari, Inc. (a)	18,000	334,153
Mercuria Holdings Co. Ltd.	2,100	11,475
METAWATER Co. Ltd.	3,600	55,310
Micronics Japan Co. Ltd. (d)	5,400	201,442
Midac Holdings Co. Ltd.	900	12,824
Mie Kotsu Group Holdings, Inc.	8,600	29,856
Mikuni Corp.	7,300	14,522
Milbon Co. Ltd. (d)	6,120	102,761
MIMAKI ENGINEERING Co. Ltd.	1,700	22,481
Miraial Co. Ltd.	2,900	22,428
Mirait One Corp.	17,980	316,830
Mirarth Holdings, Inc.	18,300	47,722
Miroku Jyoho Service Co. Ltd.	4,600	57,122
Mitani Corp.	22,700	337,934
Mitani Sekisan Co. Ltd.	2,100	118,626
Mito Securities Co. Ltd.	10,400	41,010
Security Description	Shares	Value
Japan — (Continued)
Mitsuba Corp.	6,900	$39,512
Mitsubishi Kakoki Kaisha Ltd.	2,400	33,401
Mitsubishi Logisnext Co. Ltd. (d)	6,600	89,803
Mitsubishi Materials Corp. (d)	14,600	230,175
Mitsubishi Paper Mills Ltd. (d)	5,400	23,716
Mitsubishi Pencil Co. Ltd. (d)	5,400	76,372
Mitsubishi Research Institute, Inc.	2,000	63,424
Mitsubishi Shokuhin Co. Ltd.	3,800	167,014
Mitsubishi Steel Manufacturing Co. Ltd.	2,500	27,218
Mitsuboshi Belting Ltd. (d)	3,900	92,764
Mitsui DM Sugar Co. Ltd.	3,400	72,115
Mitsui E&S Co. Ltd.	18,100	356,153
Mitsui High-Tec, Inc. (d)	14,000	68,809
Mitsui Matsushima Holdings Co. Ltd. (d)	1,400	49,084
Mitsui Mining & Smelting Co. Ltd.	12,300	428,103
Mitsui-Soko Holdings Co. Ltd. (d)	12,100	330,052
Mitsuuroko Group Holdings Co. Ltd.	7,200	94,754
MIXI, Inc.	7,400	178,800
Miyaji Engineering Group, Inc.	4,500	58,600
Miyazaki Bank Ltd.	3,000	76,288
Miyoshi Oil & Fat Co. Ltd.	1,600	19,156
Mizuho Leasing Co. Ltd.	27,000	200,061
Mizuho Medy Co. Ltd.	1,000	10,013
Mizuno Corp.	11,100	204,674
Mochida Pharmaceutical Co. Ltd.	4,700	96,684
Modec, Inc.	500	21,366
Monogatari Corp. (d)	6,800	184,325
MORESCO Corp.	2,500	21,404
Morinaga & Co. Ltd.	14,600	240,773
Morinaga Milk Industry Co. Ltd.	15,000	336,987
Moriroku Co. Ltd.	800	12,870
Morita Holdings Corp.	6,800	101,426
Morito Co. Ltd.	3,400	32,512
Morozoff Ltd.	1,600	17,571
Mory Industries, Inc.	8,000	47,261
MOS Food Services, Inc.	1,000	25,741
MrMax Holdings Ltd.	8,400	38,163
Mugen Estate Co. Ltd.	1,700	23,546
m-up Holdings, Inc.	5,900	84,916
Murakami Corp. (d)	1,500	65,820
Musashi Seimitsu Industry Co. Ltd.	10,300	218,107
Musashino Bank Ltd.	4,900	110,561
Mutoh Holdings Co. Ltd. (d)	900	17,140
Nabtesco Corp. (d)	10,600	189,269
NAC Co. Ltd. (d)	7,200	27,784
Nachi-Fujikoshi Corp.	2,700	57,713
Nafco Co. Ltd.	2,600	31,664
Nagano Keiki Co. Ltd. (d)	2,800	38,625
Nagase & Co. Ltd.	16,700	321,206
Nagoya Railroad Co. Ltd. (d)	22,000	248,773
Nakabayashi Co. Ltd.	5,500	19,877
Nakamuraya Co. Ltd.	1,600	34,648
Nakanishi, Inc.	13,200	173,764
Nakano Corp.	4,000	20,299
Nakayama Steel Works Ltd.	6,300	27,120
Nakayamafuku Co. Ltd.	2,000	5,635
See accompanying notes to financial statements.
BHFTII-121

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Namura Shipbuilding Co. Ltd. (d)	9,856	$213,849
Nankai Electric Railway Co. Ltd.	9,200	138,979
Nanto Bank Ltd.	4,300	122,539
Narasaki Sangyo Co. Ltd.	800	18,058
Natori Co. Ltd.	2,600	36,360
NCD Co. Ltd./Shinagawa	1,700	33,376
NEC Capital Solutions Ltd. (d)	2,000	52,907
Neturen Co. Ltd.	4,300	32,426
New Art Holdings Co. Ltd. (d)	1,358	12,801
New Japan Chemical Co. Ltd.	9,900	13,885
Nextage Co. Ltd.	9,300	112,729
NexTone, Inc. (a)	700	10,405
NF Holdings Corp.	1,600	15,154
NHK Spring Co. Ltd.	1,200	13,053
Nicca Chemical Co. Ltd.	1,400	12,072
Nice Corp.	2,300	26,543
Nichia Steel Works Ltd.	9,100	19,271
Nichias Corp.	6,900	264,004
Nichiban Co. Ltd.	3,200	42,927
Nichicon Corp.	9,700	79,765
Nichiden Corp.	2,900	55,358
Nichiha Corp.	5,600	115,638
Nichimo Co. Ltd.	2,000	30,324
Nichireki Group Co. Ltd.	6,400	107,137
Nichirin Co. Ltd.	1,400	33,342
Nifco, Inc.	5,400	127,739
Nihon Chouzai Co. Ltd.	2,220	49,358
Nihon Dempa Kogyo Co. Ltd.	3,300	17,251
Nihon Dengi Co. Ltd.	800	25,203
Nihon Flush Co. Ltd.	6,000	33,977
Nihon House Holdings Co. Ltd.	10,000	20,482
Nihon Kagaku Sangyo Co. Ltd.	3,000	41,084
Nihon M&A Center Holdings, Inc. (d)	53,600	271,368
Nihon Nohyaku Co. Ltd.	5,700	33,251
Nihon Parkerizing Co. Ltd.	19,200	169,030
Nihon Plast Co. Ltd.	4,500	11,029
Nihon Tokushu Toryo Co. Ltd.	2,900	39,945
Nihon Yamamura Glass Co. Ltd.	2,100	35,809
Nikkiso Co. Ltd. (d)	10,700	94,926
Nikko Co. Ltd.	9,000	45,336
Nikkon Holdings Co. Ltd. (d)	18,100	402,903
Nippn Corp. (d)	10,000	147,789
Nippon Air Conditioning Services Co. Ltd.	7,700	60,091
Nippon Aqua Co. Ltd.	3,000	16,475
Nippon Beet Sugar Manufacturing Co. Ltd.	2,900	48,414
Nippon Carbide Industries Co., Inc.	2,300	29,382
Nippon Carbon Co. Ltd. (d)	2,100	59,394
Nippon Chemical Industrial Co. Ltd.	1,400	19,686
Nippon Chemi-Con Corp. (a)	4,400	36,380
Nippon Coke & Engineering Co. Ltd. (a)	47,000	27,084
Nippon Concept Corp.	1,500	23,176
Nippon Concrete Industries Co. Ltd. (d)	14,000	28,394
Nippon Denko Co. Ltd.	18,565	32,093
Nippon Densetsu Kogyo Co. Ltd.	7,300	129,868
Nippon Dry-Chemical Co. Ltd.	1,000	35,666
Nippon Electric Glass Co. Ltd. (d)	13,800	327,315
Security Description	Shares	Value
Japan — (Continued)
Nippon Felt Co. Ltd.	8,600	$27,362
Nippon Filcon Co. Ltd.	5,200	17,934
Nippon Gas Co. Ltd.	22,800	420,552
Nippon Hume Corp. (d)	5,600	84,316
Nippon Kayaku Co. Ltd.	25,700	231,726
Nippon Kodoshi Corp.	1,600	19,633
Nippon Light Metal Holdings Co. Ltd.	11,800	133,025
Nippon Paper Industries Co. Ltd.	21,000	150,986
Nippon Parking Development Co. Ltd.	46,000	84,120
Nippon Rietec Co. Ltd.	3,700	47,154
Nippon Road Co. Ltd.	4,500	78,225
Nippon Seiki Co. Ltd.	10,200	101,121
Nippon Seisen Co. Ltd.	3,500	25,885
Nippon Sharyo Ltd.	2,600	37,006
Nippon Sheet Glass Co. Ltd. (a)	15,100	47,155
Nippon Shinyaku Co. Ltd.	5,300	115,539
Nippon Shokubai Co. Ltd.	12,400	141,152
Nippon Signal Co. Ltd.	8,300	62,123
Nippon Soda Co. Ltd.	9,800	205,944
Nippon Thompson Co. Ltd.	11,700	43,178
Nippon Yakin Kogyo Co. Ltd.	2,800	77,369
Nipro Corp.	35,100	310,633
Nishikawa Rubber Co. Ltd.	2,400	43,004
Nishimatsu Construction Co. Ltd.	5,000	166,298
Nishimatsuya Chain Co. Ltd.	900	13,070
Nishi-Nippon Financial Holdings, Inc.	21,500	321,671
Nishi-Nippon Railroad Co. Ltd.	13,700	193,252
Nishio Holdings Co. Ltd.	4,000	111,781
Nissan Shatai Co. Ltd. (d)	12,600	94,308
Nissan Tokyo Sales Holdings Co. Ltd.	11,000	38,143
Nissei ASB Machine Co. Ltd.	1,900	77,298
Nissei Plastic Industrial Co. Ltd.	4,500	26,905
Nissha Co. Ltd.	7,400	69,020
Nisshin Group Holdings Co. Ltd.	9,400	33,585
Nisshin Oillio Group Ltd.	5,500	186,283
Nisshinbo Holdings, Inc. (d)	27,920	178,385
Nissin Corp.	2,900	162,229
Nisso Holdings Co. Ltd.	1,400	6,298
Nissui Corp.	63,700	387,314
Nitta Corp.	4,300	114,917
Nitta Gelatin, Inc.	4,500	27,462
Nittetsu Mining Co. Ltd. (d)	2,200	113,089
Nitto Fuji Flour Milling Co. Ltd.	800	39,549
Nitto Kogyo Corp. (d)	4,800	103,532
Nitto Kohki Co. Ltd.	3,200	40,536
Nitto Seiko Co. Ltd.	8,900	35,312
Nittoc Construction Co. Ltd.	5,950	45,400
Noevir Holdings Co. Ltd. (d)	3,200	96,210
Nohmi Bosai Ltd.	600	15,226
Nojima Corp.	13,100	286,528
NOK Corp.	900	13,291
Noritake Co. Ltd. (d)	4,500	113,843
Noritsu Koki Co. Ltd.	12,000	126,849
Noritz Corp.	6,400	81,981
North Pacific Bank Ltd.	48,800	194,644
NPR-RIKEN Corp. (d)	4,264	69,180
See accompanying notes to financial statements.
BHFTII-122

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
NS Tool Co. Ltd.	4,800	$23,610
NS United Kaiun Kaisha Ltd.	2,500	67,666
NSD Co. Ltd.	14,540	359,833
NSK Ltd.	10,300	48,361
NSW, Inc.	1,900	35,722
NTN Corp. (d)	92,700	145,900
Oat Agrio Co. Ltd.	400	5,441
Obara Group, Inc.	2,300	57,124
Oenon Holdings, Inc.	12,300	47,397
Ogaki Kyoritsu Bank Ltd.	7,200	124,543
Ohara, Inc.	1,600	12,121
Ohashi Technica, Inc.	2,900	40,028
Ohba Co. Ltd.	4,600	33,057
Ohsho Food Service Corp.	7,800	206,079
OIE Sangyo Co. Ltd.	800	11,759
Oiles Corp.	5,500	78,683
Oita Bank Ltd.	3,100	85,739
Okabe Co. Ltd.	6,800	39,154
Okada Aiyon Corp.	1,900	24,852
Okamoto Industries, Inc.	2,200	73,355
Okamoto Machine Tool Works Ltd.	1,000	33,878
Okamura Corp.	12,000	184,475
Okasan Securities Group, Inc. (d)	24,600	114,227
Oki Electric Industry Co. Ltd.	18,400	204,830
Okinawa Cellular Telephone Co.	4,500	159,766
Okinawa Electric Power Co., Inc. (d)	10,727	67,583
Okinawa Financial Group, Inc.	3,960	83,497
OKUMA Corp. (d)	9,800	248,395
Okumura Corp.	6,700	199,854
Okura Industrial Co. Ltd. (d)	1,600	47,746
Okuwa Co. Ltd.	7,400	48,702
Onoken Co. Ltd.	4,300	41,797
Onward Holdings Co. Ltd.	22,500	92,625
Open Up Group, Inc. (d)	4,700	55,765
Optex Group Co. Ltd. (d)	6,800	81,994
Optim Corp. (a)	4,200	15,804
Optorun Co. Ltd.	5,500	62,098
Organo Corp.	2,900	181,166
Oricon, Inc.	1,200	6,458
Orient Corp.	11,670	78,220
Oriental Shiraishi Corp.	29,200	74,610
Origin Co. Ltd.	400	2,932
Oro Co. Ltd.	2,100	43,492
Osaka Organic Chemical Industry Ltd.	2,900	52,161
Osaka Steel Co. Ltd. (d)	2,500	48,981
OSAKA Titanium Technologies Co. Ltd. (d)	3,200	32,644
Osaki Electric Co. Ltd.	7,800	51,751
OSG Corp.	16,000	188,632
OUG Holdings, Inc.	700	16,864
Oyo Corp. (d)	3,700	77,212
Ozu Corp. (d)	600	6,829
Pacific Industrial Co. Ltd.	8,900	83,064
Pacific Metals Co. Ltd.	3,900	47,245
Pack Corp. (d)	10,200	77,834
PAL GROUP Holdings Co. Ltd.	7,000	175,076
PALTAC Corp.	3,300	92,522
Security Description	Shares	Value
Japan — (Continued)
Paraca, Inc.	300	$3,789
Paramount Bed Holdings Co. Ltd.	8,000	142,094
Park24 Co. Ltd.	23,400	300,570
Pasona Group, Inc.	4,600	71,269
Pegasus Co. Ltd.	5,400	19,919
Penta-Ocean Construction Co. Ltd.	25,100	157,114
People Dreams & Technologies Group Co. Ltd.	1,400	16,486
PeptiDream, Inc. (a) (d)	10,000	114,202
Pharma Foods International Co. Ltd. (d)	3,600	20,819
PIA Corp. (a)	500	10,195
Pickles Holdings Co. Ltd.	2,600	17,494
Pigeon Corp. (d)	25,800	313,856
PILLAR Corp.	4,100	110,028
Pilot Corp.	5,800	164,080
Piolax, Inc.	4,000	49,266
Plus Alpha Consulting Co. Ltd.	2,000	31,172
Pole To Win Holdings, Inc. (d)	7,900	20,159
PR Times Corp.	700	11,372
Premium Group Co. Ltd.	6,700	97,213
Premium Water Holdings, Inc.	500	10,576
Press Kogyo Co. Ltd.	16,600	62,594
Prestige International, Inc.	24,200	101,485
Prima Meat Packers Ltd.	6,000	94,401
Procrea Holdings, Inc.	5,421	53,814
Pronexus, Inc.	5,100	39,224
Pro-Ship, Inc.	2,300	46,165
PS Construction Co. Ltd.	2,700	32,332
Punch Industry Co. Ltd.	2,700	6,972
QB Net Holdings Co. Ltd. (d)	1,400	11,082
Qol Holdings Co. Ltd.	3,900	50,204
Quick Co. Ltd.	3,100	50,947
Raccoon Holdings, Inc.	4,100	20,155
Raito Kogyo Co. Ltd.	7,800	155,058
Raiznext Corp.	6,300	78,256
Raksul, Inc.	3,300	25,591
Rakus Co. Ltd.	4,800	77,288
Rasa Industries Ltd.	2,000	56,236
Relo Group, Inc.	11,500	136,415
Rengo Co. Ltd.	42,800	231,599
RENOVA, Inc. (a)	5,100	22,895
Resorttrust, Inc.	36,600	447,520
Restar Corp.	4,500	79,792
Retail Partners Co. Ltd.	4,300	42,152
Rheon Automatic Machinery Co. Ltd.	5,000	42,953
Rhythm Co. Ltd. (d)	1,300	28,232
Ricoh Leasing Co. Ltd. (d)	2,700	95,968
Ride On Express Holdings Co. Ltd.	1,700	11,822
Riken Keiki Co. Ltd. (d)	6,400	133,938
Riken Technos Corp.	8,400	63,756
Riken Vitamin Co. Ltd.	4,500	85,287
Ringer Hut Co. Ltd.	600	9,207
Rion Co. Ltd.	2,200	39,665
Riso Kyoiku Co. Ltd. (d)	12,870	19,972
Rokko Butter Co. Ltd.	3,600	30,546
Roland Corp. (d)	2,800	61,282
Round One Corp. (d)	37,800	384,209
See accompanying notes to financial statements.
BHFTII-123

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Ryobi Ltd. (d)	4,900	$72,692
RYODEN Corp.	2,700	52,525
Ryoyo Ryosan Holdings, Inc.	2,220	40,801
S Foods, Inc.	3,600	65,394
S&B Foods, Inc.	3,000	63,949
Sac's Bar Holdings, Inc.	5,250	29,275
Sagami Rubber Industries Co. Ltd. (d)	1,800	11,535
Saibu Gas Holdings Co. Ltd.	5,400	65,796
Saizeriya Co. Ltd.	2,400	83,273
Sakai Chemical Industry Co. Ltd.	3,200	58,939
Sakai Heavy Industries Ltd.	2,000	27,744
Sakai Moving Service Co. Ltd.	4,900	90,399
Sakata INX Corp.	8,400	113,116
Sala Corp.	9,700	64,655
San Holdings, Inc.	4,500	47,465
San ju San Financial Group, Inc.	4,870	99,587
San-A Co. Ltd.	8,400	171,910
San-Ai Obbli Co. Ltd. (d)	11,200	140,721
Sangetsu Corp.	10,400	213,032
San-In Godo Bank Ltd.	26,400	217,304
Sanken Electric Co. Ltd. (a)	4,000	223,151
Sanki Engineering Co. Ltd.	8,400	236,192
Sanko Metal Industrial Co. Ltd.	1,000	44,297
Sankyo Frontier Co. Ltd.	2,000	27,715
Sankyo Seiko Co. Ltd.	10,800	46,439
Sankyo Tateyama, Inc.	6,500	29,026
Sankyu, Inc.	7,800	417,549
Sanoh Industrial Co. Ltd.	6,300	27,729
Sansei Technologies, Inc.	800	8,498
Sansha Electric Manufacturing Co. Ltd.	2,700	16,597
Sanshin Electronics Co. Ltd.	2,400	39,295
Sanyo Chemical Industries Ltd.	2,800	70,867
Sanyo Denki Co. Ltd.	1,700	113,325
Sanyo Electric Railway Co. Ltd. (d)	4,800	65,840
Sanyo Industries Ltd.	1,300	35,566
Sanyo Shokai Ltd.	1,500	27,141
Sanyo Trading Co. Ltd.	5,300	53,241
Sata Construction Co. Ltd.	2,600	19,540
Sato Corp.	5,300	75,727
Sato Shoji Corp.	4,100	43,073
Satori Electric Co. Ltd.	2,100	23,778
Sawai Group Holdings Co. Ltd.	20,100	255,886
SAXA, Inc.	1,000	28,339
SBI ARUHI Corp.	2,000	10,997
SBI Insurance Group Co. Ltd.	1,400	12,665
SBS Holdings, Inc.	3,200	64,523
Scroll Corp.	6,400	47,159
SEC Carbon Ltd.	1,000	14,059
Seed Co. Ltd. (d)	1,700	5,471
Seika Corp.	1,300	41,951
Seikagaku Corp.	9,800	41,612
Seikitokyu Kogyo Co. Ltd.	2,100	21,390
Seiko Group Corp.	6,200	187,771
Seiren Co. Ltd.	10,800	173,967
Sekisui Jushi Corp.	5,300	72,305
Sekisui Kasei Co. Ltd.	8,100	18,502
Security Description	Shares	Value
Japan — (Continued)
SEMITEC Corp.	1,600	$22,930
Senko Group Holdings Co. Ltd.	25,500	347,080
Senshu Electric Co. Ltd.	2,600	75,892
Senshu Ikeda Holdings, Inc. (d)	42,200	166,568
Senshukai Co. Ltd. (a) (d)	11,000	18,636
SERAKU Co. Ltd.	700	7,858
Seria Co. Ltd.	11,100	207,159
Seven Bank Ltd. (d)	65,300	119,113
Shibaura Electronics Co. Ltd. (d)	3,300	137,245
Shibaura Machine Co. Ltd.	4,800	105,547
Shibaura Mechatronics Corp. (d)	2,700	204,282
Shibusawa Logistics Corp.	2,200	61,490
Shibuya Corp. (d)	3,900	87,024
SHIFT, Inc. (a)	19,500	236,638
Shiga Bank Ltd. (d)	7,400	297,450
Shikibo Ltd.	4,700	31,818
Shikoku Bank Ltd.	7,400	56,829
Shikoku Electric Power Co., Inc.	36,200	302,686
Shikoku Kasei Holdings Corp.	6,600	89,453
Shima Seiki Manufacturing Ltd.	7,000	44,807
Shimadaya Corp.	1,500	19,195
Shimizu Bank Ltd.	3,400	33,426
Shimojima Co. Ltd.	4,200	34,834
Shin Nippon Air Technologies Co. Ltd.	4,200	69,851
Shinagawa Refractories Co. Ltd.	6,300	72,300
Shindengen Electric Manufacturing Co. Ltd.	1,900	29,019
Shin-Etsu Polymer Co. Ltd.	7,700	92,492
Shinki Bus Co. Ltd.	900	21,999
Shinko Shoji Co. Ltd.	8,400	54,821
Shinmaywa Industries Ltd.	11,000	123,037
Shinnihon Corp.	4,300	49,590
Shinnihonseiyaku Co. Ltd.	1,100	17,756
Shinsho Corp.	2,700	37,884
Shinwa Co. Ltd.	4,900	69,197
Ship Healthcare Holdings, Inc.	15,700	211,383
Shizuoka Gas Co. Ltd.	8,800	65,268
SHO-BOND Holdings Co. Ltd.	400	13,061
Shoei Co. Ltd.	10,800	130,473
Shoei Foods Corp.	400	10,903
Showa Sangyo Co. Ltd.	4,000	82,709
SIGMAXYZ Holdings, Inc.	14,400	125,372
Siix Corp.	6,200	50,190
Simplex Holdings, Inc.	700	18,979
Sinanen Holdings Co. Ltd. (d)	1,800	78,109
Sinfonia Technology Co. Ltd.	4,600	311,637
Sinko Industries Ltd. (d)	10,800	89,573
Sintokogio Ltd.	8,900	53,206
SK-Electronics Co. Ltd.	1,800	34,049
SKY Perfect JSAT Holdings, Inc.	34,700	347,187
Smaregi, Inc. (d)	1,200	25,419
SMK Corp.	1,700	26,550
SMS Co. Ltd.	8,200	84,455
Soda Nikka Co. Ltd.	4,500	34,538
Sodick Co. Ltd.	11,000	75,166
Soft99 Corp.	4,200	46,939
Softcreate Holdings Corp.	3,800	57,889
See accompanying notes to financial statements.
BHFTII-124

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Software Service, Inc.	900	$82,453
Soken Chemical & Engineering Co. Ltd.	1,400	14,711
Solasto Corp.	12,800	37,058
Soliton Systems KK	2,500	22,738
Solxyz Co. Ltd.	1,400	3,772
Sotetsu Holdings, Inc.	12,100	190,418
Sotoh Co. Ltd.	3,100	14,876
Space Co. Ltd.	5,060	40,673
Sparx Group Co. Ltd.	3,740	38,244
SPK Corp.	2,600	40,157
Sprix, Inc.	1,300	9,889
SRA Holdings	2,700	85,389
SRE Holdings Corp.	1,900	44,782
ST Corp.	4,100	45,219
St. Care Holding Corp.	2,300	12,121
St. Marc Holdings Co. Ltd.	3,700	59,887
Star Mica Holdings Co. Ltd.	6,000	41,382
Star Micronics Co. Ltd. (d)	5,500	64,182
Starts Corp., Inc.	6,800	214,508
Starzen Co. Ltd.	9,500	72,593
Stella Chemifa Corp.	2,000	54,638
Step Co. Ltd.	2,500	38,807
Strike Co. Ltd.	1,300	33,610
Studio Alice Co. Ltd.	2,900	43,094
Subaru Enterprise Co. Ltd.	500	9,479
Sugimoto & Co. Ltd.	3,900	45,412
Sumida Corp. (d)	7,500	50,211
Suminoe Co. Ltd.	2,800	21,729
Sumitomo Densetsu Co. Ltd.	3,200	137,082
Sumitomo Mitsui Construction Co. Ltd.	15,260	63,054
Sumitomo Osaka Cement Co. Ltd.	6,200	162,442
Sumitomo Riko Co. Ltd.	8,000	92,477
Sumitomo Seika Chemicals Co. Ltd.	1,800	54,239
Sumitomo Warehouse Co. Ltd.	10,000	205,652
Sun Frontier Fudousan Co. Ltd.	6,100	87,627
Suncall Corp. (a)	8,300	17,121
Sun-Wa Technos Corp.	2,200	37,089
Suruga Bank Ltd.	27,000	250,813
Suzuken Co. Ltd.	1,200	43,392
Suzuki Co. Ltd.	1,700	20,807
SWCC Corp. (d)	6,400	334,970
System Research Co. Ltd.	2,400	32,642
Systems Engineering Consultants Co. Ltd.	600	21,619
Systena Corp.	59,100	167,413
Syuppin Co. Ltd.	4,400	34,521
T Hasegawa Co. Ltd.	4,500	91,588
T RAD Co. Ltd.	900	27,487
Tachibana Eletech Co. Ltd.	2,940	53,946
Tachikawa Corp.	3,100	34,527
Tachi-S Co. Ltd. (d)	7,300	87,001
Tadano Ltd. (d)	21,500	142,863
Taihei Dengyo Kaisha Ltd.	2,400	89,484
Taiheiyo Kouhatsu, Inc.	2,100	10,274
Taiho Kogyo Co. Ltd.	6,400	25,187
Taikisha Ltd.	10,200	182,303
Taiko Bank Ltd.	3,100	30,734
Security Description	Shares	Value
Japan — (Continued)
Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	2,200	$38,088
Taiyo Holdings Co. Ltd.	8,700	425,202
Taiyo Yuden Co. Ltd. (d)	13,000	227,288
Takamatsu Construction Group Co. Ltd.	3,700	75,183
Takamiya Co. Ltd.	5,200	11,771
Takano Co. Ltd.	4,600	23,101
Takaoka Toko Co. Ltd.	1,765	28,471
Takara & Co. Ltd.	1,300	30,644
Takara Bio, Inc.	11,100	61,802
Takara Holdings, Inc. (d)	32,100	267,023
Takara Standard Co. Ltd.	8,300	139,723
Takasago International Corp.	2,700	130,479
Takasago Thermal Engineering Co. Ltd.	3,500	171,859
Takashima & Co. Ltd.	2,700	28,382
Takemoto Yohki Co. Ltd.	1,200	6,772
Takeuchi Manufacturing Co. Ltd. (d)	7,700	249,184
Takuma Co. Ltd.	3,600	51,191
Tama Home Co. Ltd. (d)	3,200	73,657
Tamron Co. Ltd.	28,400	171,851
Tamura Corp.	18,800	62,198
Tanseisha Co. Ltd.	9,450	87,001
Tayca Corp.	4,000	35,744
Tazmo Co. Ltd. (d)	2,500	38,491
Tbk Co. Ltd.	8,000	16,093
TDC Soft, Inc. (d)	8,600	79,747
TechMatrix Corp.	7,800	122,445
Techno Medica Co. Ltd.	2,400	30,253
Techno Ryowa Ltd.	1,700	42,885
TechnoPro Holdings, Inc. (d)	10,000	291,858
Teijin Ltd.	32,500	262,569
Teikoku Electric Manufacturing Co. Ltd.	3,400	76,357
Teikoku Sen-I Co. Ltd. (d)	4,200	78,951
Teikoku Tsushin Kogyo Co. Ltd.	2,300	36,153
Tekken Corp.	2,700	54,139
Temairazu, Inc.	700	15,006
Tess Holdings Co. Ltd. (d)	2,600	5,957
Tigers Polymer Corp.	2,200	12,204
TKC Corp.	5,400	157,952
Toa Corp.	17,200	159,551
TOA ROAD Corp.	7,500	77,683
Toagosei Co. Ltd. (d)	19,000	183,887
TOBISHIMA HOLDINGS, Inc.	4,560	57,778
TOC Co. Ltd.	7,900	36,494
Tocalo Co. Ltd.	12,000	157,930
Tochigi Bank Ltd.	21,300	59,426
Toda Corp.	36,000	228,254
Toda Kogyo Corp. (a) (d)	600	4,920
Toei Co. Ltd.	1,200	43,476
Toell Co. Ltd. (d)	3,100	16,854
Toenec Corp.	9,500	80,332
Toho Bank Ltd. (d)	37,200	85,139
Toho Co. Ltd.	1,700	36,728
Toho Gas Co. Ltd.	600	16,708
Toho Holdings Co. Ltd. (d)	7,200	232,970
Toho Titanium Co. Ltd.	8,200	73,982
Toho Zinc Co. Ltd. (a)	3,400	16,357
See accompanying notes to financial statements.
BHFTII-125

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Tohoku Bank Ltd.	4,700	$35,211
Tohokushinsha Film Corp. (d)	14,400	55,690
Tokai Carbon Co. Ltd. (d)	42,000	295,942
Tokai Corp.	5,800	85,700
TOKAI Holdings Corp.	22,700	156,417
Tokai Rika Co. Ltd.	10,800	166,021
Tokai Tokyo Financial Holdings, Inc.	40,100	137,805
Token Corp.	1,060	104,072
Tokushu Tokai Paper Co. Ltd.	2,000	53,161
Tokuyama Corp.	14,400	300,328
Tokyo Base Co. Ltd.	4,100	11,968
Tokyo Electron Device Ltd. (d)	3,900	76,699
Tokyo Energy & Systems, Inc.	4,700	41,742
Tokyo Individualized Educational Institute, Inc.	2,500	6,440
Tokyo Kiraboshi Financial Group, Inc.	4,524	190,045
Tokyo Rope Manufacturing Co. Ltd.	2,800	24,670
Tokyo Sangyo Co. Ltd.	5,500	29,782
Tokyo Seimitsu Co. Ltd.	4,800	318,301
Tokyo Steel Manufacturing Co. Ltd.	12,800	134,250
Tokyo Tekko Co. Ltd. (d)	1,600	60,123
Tokyo Theatres Co., Inc.	2,900	21,877
Tokyotokeiba Co. Ltd.	3,400	112,516
Tokyu Construction Co. Ltd.	17,800	130,636
Toli Corp.	12,000	41,293
Tomato Bank Ltd.	4,200	35,666
Tomen Devices Corp.	800	33,376
Tomoe Corp. (d)	5,500	52,089
Tomoe Engineering Co. Ltd.	4,800	47,480
Tomoku Co. Ltd.	1,900	37,796
TOMONY Holdings, Inc. (d)	28,700	107,129
Tomy Co. Ltd.	12,000	271,171
Topcon Corp. (d)	16,700	378,667
Topre Corp.	7,600	100,586
Topy Industries Ltd.	3,100	48,556
Torex Semiconductor Ltd. (d)	500	4,686
Toridoll Holdings Corp.	6,500	188,211
Torigoe Co. Ltd.	6,000	37,662
Torishima Pump Manufacturing Co. Ltd. (d)	3,700	51,215
Tosei Corp.	5,700	101,949
Toshiba TEC Corp.	6,000	121,830
Totech Corp.	2,100	41,197
Totetsu Kogyo Co. Ltd.	4,700	125,858
Tottori Bank Ltd. (d)	3,700	32,190
Toukei Computer Co. Ltd.	600	16,388
Towa Bank Ltd.	9,000	43,198
Towa Corp. (d)	15,100	211,179
Towa Pharmaceutical Co. Ltd.	5,600	116,507
Toyo Construction Co. Ltd.	11,799	117,145
Toyo Corp. (d)	7,900	81,660
Toyo Denki Seizo KK	3,200	32,439
Toyo Engineering Corp.	5,800	31,251
Toyo Gosei Co. Ltd.	800	26,790
Toyo Innovex Co. Ltd.	6,000	25,690
Toyo Kanetsu KK	1,600	43,989
Toyo Securities Co. Ltd.	8,900	30,946
Toyo Tanso Co. Ltd. (d)	2,800	95,151
Security Description	Shares	Value
Japan — (Continued)
Toyo Tire Corp.	10,900	$230,120
Toyo Wharf & Warehouse Co. Ltd.	2,500	23,734
Toyobo Co. Ltd.	18,600	118,270
Toyoda Gosei Co. Ltd.	1,400	27,508
Toyota Boshoku Corp.	4,300	58,518
TPR Co. Ltd. (d)	4,100	55,277
Traders Holdings Co. Ltd.	2,800	20,934
Transaction Co. Ltd.	1,400	22,745
Transcosmos, Inc.	4,200	102,069
TRE Holdings Corp.	5,600	53,015
Treasure Factory Co. Ltd.	1,800	22,630
Trusco Nakayama Corp.	10,500	150,134
TRYT, Inc. (d)	8,700	52,824
TS Tech Co. Ltd. (d)	17,300	202,503
TSI Holdings Co. Ltd.	9,805	77,283
Tsubaki Nakashima Co. Ltd.	10,100	23,420
Tsubakimoto Chain Co.	15,200	189,022
Tsubakimoto Kogyo Co. Ltd.	2,800	46,842
Tsuburaya Fields Holdings, Inc.	3,600	51,962
Tsugami Corp.	9,000	115,620
Tsukishima Holdings Co. Ltd. (d)	5,700	84,255
Tsukuba Bank Ltd.	19,200	30,902
Tsumura & Co.	9,300	224,465
Tsurumi Manufacturing Co. Ltd.	4,000	100,919
Tsutsumi Jewelry Co. Ltd.	700	10,777
TV Asahi Holdings Corp.	4,200	81,479
Tv Tokyo Holdings Corp.	900	21,528
TYK Corp.	6,000	22,439
UACJ Corp.	7,985	291,813
UBE Corp. (d)	19,900	311,334
Ubicom Holdings, Inc.	500	3,311
Uchida Yoko Co. Ltd.	1,900	126,331
Ueki Corp.	2,200	29,924
ULS Group, Inc.	600	25,952
Ulvac, Inc.	1,900	69,640
U-Next Holdings Co. Ltd.	8,100	128,997
Unipres Corp.	7,600	50,476
United Arrows Ltd.	3,100	46,060
United Super Markets Holdings, Inc.	13,068	82,848
UNITED, Inc. (d)	6,000	23,887
Universal Entertainment Corp. (a) (d)	6,100	41,046
Urbanet Corp. Co. Ltd. (d)	4,500	14,529
Ushio, Inc.	16,000	198,389
UT Group Co. Ltd. (d)	4,900	83,816
V Technology Co. Ltd.	1,800	38,361
Valor Holdings Co. Ltd.	8,000	139,829
Valqua Ltd.	3,800	80,733
Value HR Co. Ltd. (d)	2,000	22,022
ValueCommerce Co. Ltd.	4,300	23,186
Vector, Inc.	5,600	42,416
Vertex Corp.	3,000	47,803
Vision, Inc.	4,000	31,857
Visional, Inc. (a)	1,900	146,568
Vital KSK Holdings, Inc.	9,100	76,577
VT Holdings Co. Ltd.	14,700	48,176
Wacoal Holdings Corp. (d)	5,300	182,858
See accompanying notes to financial statements.
BHFTII-126

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Wacom Co. Ltd.	1,800	$8,534
Wakachiku Construction Co. Ltd.	1,500	42,701
Wakita & Co. Ltd.	7,100	82,994
Warabeya Nichiyo Holdings Co. Ltd.	2,800	46,890
Waseda Academy Co. Ltd.	1,400	23,952
Watahan & Co. Ltd.	3,200	36,190
Watts Co. Ltd.	1,900	9,222
WDB Holdings Co. Ltd.	2,700	31,698
Weathernews, Inc.	3,000	80,660
Wellneo Sugar Co. Ltd.	2,400	37,579
Wellnet Corp. (d)	4,400	21,872
West Holdings Corp.	4,729	54,460
Will Group, Inc. (d)	4,200	27,208
WingArc1st, Inc.	1,800	51,553
Wood One Co. Ltd.	2,600	14,712
World Co. Ltd.	5,000	89,156
World Holdings Co. Ltd.	2,500	39,486
Wowow, Inc.	2,200	15,418
Xebio Holdings Co. Ltd.	5,600	42,693
Yahagi Construction Co. Ltd.	5,400	63,853
YAKUODO Holdings Co. Ltd.	2,900	46,712
YAMABIKO Corp. (d)	6,900	101,254
YAMADA Consulting Group Co. Ltd.	3,100	34,802
Yamagata Bank Ltd.	5,800	60,047
Yamaguchi Financial Group, Inc.	13,700	146,952
Yamaichi Electronics Co. Ltd.	3,700	68,659
Yamanashi Chuo Bank Ltd. (d)	5,600	98,626
Yamatane Corp.	4,200	65,649
Yamato Corp. (d)	3,900	48,984
Yamaura Corp. (d)	2,800	24,457
Yamaya Corp.	1,150	19,860
Yamazawa Co. Ltd.	1,000	8,073
Yamazen Corp.	10,500	91,103
Yaoko Co. Ltd.	700	46,197
Yashima Denki Co. Ltd.	6,500	75,049
Yasuda Logistics Corp.	4,000	50,697
Yellow Hat Ltd.	13,400	142,944
Yodogawa Steel Works Ltd. (d)	22,500	178,611
Yokogawa Bridge Holdings Corp.	6,900	120,859
Yokorei Co. Ltd.	10,500	62,554
Yokowo Co. Ltd. (d)	4,300	40,330
Yomeishu Seizo Co. Ltd.	2,400	51,845
Yondenko Corp.	6,000	54,531
Yondoshi Holdings, Inc. (d)	2,800	33,750
Yonex Co. Ltd.	9,500	190,999
Yorozu Corp. (d)	5,000	32,103
Yoshinoya Holdings Co. Ltd. (d)	14,400	313,070
Yotai Refractories Co. Ltd.	200	2,417
Yuasa Funashoku Co. Ltd.	1,300	39,523
Yuasa Trading Co. Ltd.	3,300	102,946
Yuken Kogyo Co. Ltd.	1,300	23,765
Yukiguni Factory Co. Ltd.	2,100	16,017
Yurtec Corp.	7,600	111,759
Yushin Co.	2,900	11,907
Yushiro, Inc.	2,900	38,859
Yutaka Giken Co. Ltd.	600	10,868
Security Description	Shares	Value
Japan — (Continued)
Zacros Corp.	4,000	$104,428
Zaoh Co. Ltd.	800	13,521
Zenkoku Hosho Co. Ltd.	9,300	208,229
Zenrin Co. Ltd.	7,150	50,890
Zeon Corp.	14,000	141,919
ZERIA Pharmaceutical Co. Ltd.	2,800	40,535
ZIGExN Co. Ltd.	8,400	28,284
Zojirushi Corp.	900	8,335
Zuiko Corp. (d)	4,000	29,551
		110,471,079
Jersey, Channel Islands — 0.0%
Coinshares International Ltd.	2,621	27,453
Liechtenstein — 0.1%
Liechtensteinische Landesbank AG	2,393	246,853
VP Bank AG - Class A	722	74,223
		321,076
Luxembourg — 0.2%
Aperam SA (d)	9,154	296,576
RTL Group SA (d)	3,665	160,327
SES SA (d)	78,345	557,277
		1,014,180
Macau — 0.0%
MECOM Power & Construction Ltd. (a)	211,500	3,020
SJM Holdings Ltd. (a) (d)	384,249	123,876
Wynn Macau Ltd. (d)	68,800	47,603
		174,499
Malaysia — 0.0%
Frencken Group Ltd.	57,600	56,205
Mongolia — 0.0%
Mongolian Mining Corp. (a)	63,000	51,051
Netherlands — 1.7%
Aalberts NV	5,427	197,111
Acomo NV	2,850	77,220
Akzo Nobel NV	1,587	111,063
Alfen NV (a) (d)	2,166	26,589
AMG Critical Materials NV	1,922	49,367
Arcadis NV	12,365	600,168
Argo Properties NV (a)	626	22,776
Basic-Fit NV (a) (d)	8,733	266,097
BE Semiconductor Industries NV (d)	1,496	223,947
Brunel International NV (d)	4,749	50,074
Corbion NV	13,215	284,296
CTP NV	13,468	283,457
Flow Traders Ltd. (a)	7,758	251,702
ForFarmers NV	10,101	47,538
Fugro NV (d)	6,333	89,006
IMCD NV	6,208	835,475
Kendrion NV	4,067	55,485
Koninklijke BAM Groep NV	72,114	641,874
See accompanying notes to financial statements.
BHFTII-127

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Netherlands — (Continued)
Koninklijke Heijmans NV	6,281	$406,617
Koninklijke Vopak NV	13,444	668,657
Nedap NV	1,302	110,744
New World Resources PLC - Class A (a) (b) (c)	11,898	0
OCI NV (a)	12,506	112,995
Pharming Group NV (a)	76,183	81,718
PostNL NV (d)	53,199	57,890
Randstad NV (d)	14,799	683,491
SBM Offshore NV (d)	29,300	776,657
SIF Holding NV (a)	1,469	15,661
Sligro Food Group NV	4,674	79,462
TKH Group NV (d)	8,995	412,015
TomTom NV (a)	7,804	45,528
Van Lanschot Kempen NV	6,743	434,746
		7,999,426
New Zealand — 0.3%
Air New Zealand Ltd.	216,039	77,128
Briscoe Group Ltd.	13,123	42,785
Channel Infrastructure NZ Ltd.	42,545	57,056
Delegat Group Ltd.	6,671	17,076
Eroad Ltd. (a)	7,847	6,650
Fletcher Building Ltd. (a)	6,120	10,760
Freightways Group Ltd.	26,416	178,733
Genesis Energy Ltd.	22,556	31,308
Gentrack Group Ltd. (a)	7,810	58,849
Hallenstein Glasson Holdings Ltd.	13,182	66,123
Heartland Group Holdings Ltd.	137,070	66,673
Investore Property Ltd. (REIT)	50,353	35,859
KMD Brands Ltd. (a)	106,864	17,915
Manawa Energy Ltd.	13,980	53,530
NZME Ltd.	71,247	49,148
NZX Ltd.	87,370	79,365
Oceania Healthcare Ltd. (a)	113,418	46,303
Pacific Edge Ltd. (a)	89,677	5,247
PGG Wrightson Ltd.	5,854	7,454
Restaurant Brands New Zealand Ltd.	7,507	14,093
Ryman Healthcare Ltd. (a)	6,586	8,982
Sanford Ltd.	17,782	62,440
Scales Corp. Ltd.	25,709	75,535
Serko Ltd. (a)	5,880	11,398
Skellerup Holdings Ltd.	34,311	98,515
SKY Network Television Ltd.	38,232	69,655
SKYCITY Entertainment Group Ltd. (a)	67,247	38,529
Steel & Tube Holdings Ltd.	51,732	22,389
Summerset Group Holdings Ltd.	21,771	149,169
Tourism Holdings Ltd.	29,422	40,357
TOWER Ltd.	48,467	47,018
Turners Automotive Group Ltd.	9,623	41,047
Warehouse Group Ltd. (a)	26,369	12,854
		1,599,943
Norway — 0.6%
2020 Bulkers Ltd.	3,023	34,139
ABG Sundal Collier Holding ASA	117,365	81,875
AF Gruppen ASA	720	10,921
Security Description	Shares	Value
Norway — (Continued)
Akastor ASA (a)	38,221	$46,137
Aker BioMarine ASA	1,110	6,609
ArcticZymes Technologies ASA (a)	4,578	7,838
Axactor ASA (a)	50,628	37,352
B2 Impact ASA	41,724	59,043
BEWi ASA (a)	3,915	8,709
Bluenord ASA (a)	3,543	173,120
Bonheur ASA	4,815	109,458
Bouvet ASA	11,240	88,892
BW Offshore Ltd.	24,958	74,791
Cloudberry Clean Energy ASA (a)	5,774	7,128
Crayon Group Holding ASA (a)	9,599	137,387
DNO ASA	94,590	120,309
Elkem ASA (a)	15,271	35,917
Elmera Group ASA	17,814	62,536
Elopak ASA	11,854	55,315
Europris ASA	34,777	294,665
FLEX LNG Ltd.	948	21,135
Grieg Seafood ASA (a)	10,403	78,090
Hexagon Composites ASA (a)	27,150	48,926
Hexagon Purus ASA (a)	12,472	2,809
Kid ASA	4,880	75,321
Kitron ASA	28,832	179,242
Klaveness Combination Carriers ASA	2,039	12,350
LINK Mobility Group Holding ASA (a)	18,904	54,318
Medistim ASA	1,762	36,576
MPC Container Ships ASA	52,837	83,833
Multiconsult ASA	1,528	31,686
Nekkar ASA (a)	8,927	9,035
Norbit ASA	4,655	99,614
Nordic Mining ASA (a)	13,259	31,336
Norwegian Air Shuttle ASA	68,212	98,816
Odfjell Drilling Ltd.	21,044	139,433
Odfjell SE - A Shares	1,949	20,911
OKEA ASA (a)	884	1,481
Panoro Energy ASA	8,712	19,559
Pareto Bank ASA	4,052	33,299
Pexip Holding ASA	4,814	28,211
PhotoCure ASA (a)	2,065	11,091
Rana Gruber ASA	1,733	11,856
SATS ASA (a)	10,406	37,584
Sea1 offshore, Inc.	3,692	8,994
Selvaag Bolig ASA	13,262	46,280
Solstad Maritime Holding AS	16,056	38,143
Sparebanken More	2,450	25,988
Zaptec ASA (a)	7,253	15,302
		2,753,360
Peru — 0.1%
Hochschild Mining PLC	95,965	338,255
Philippines — 0.0%
Del Monte Pacific Ltd. (a)	77,636	3,727
Poland — 0.0%
InPost SA (a)	16,422	272,804
See accompanying notes to financial statements.
BHFTII-128

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Portugal — 0.5%
Altri SGPS SA (d)	17,539	$100,663
Banco Comercial Portugues SA - Class R	1,344,333	1,047,489
Corticeira Amorim SGPS SA	2,047	19,109
CTT-Correios de Portugal SA	21,155	188,322
Ibersol SGPS SA (d)	1,360	15,513
Mota-Engil SGPS SA (d)	13,936	63,110
Navigator Co. SA (d)	51,633	193,871
NOS SGPS SA	40,645	185,377
REN - Redes Energeticas Nacionais SGPS SA	86,438	308,367
Semapa-Sociedade de Investimento e Gestao	805	15,845
Sonae SGPS SA	172,884	246,123
		2,383,789
Singapore — 1.0%
Abterra Ltd. (a) (b) (c)	51,720	0
AEM Holdings Ltd. (a)	47,167	55,683
Aztech Global Ltd.	28,600	12,711
Banyan Tree Holdings Ltd.	97,700	32,665
Bonvests Holdings Ltd.	18,000	12,741
Boustead Singapore Ltd.	70,471	79,296
Bukit Sembawang Estates Ltd.	48,100	152,181
Capitaland India Trust	183,572	151,722
Centurion Corp. Ltd.	34,500	45,644
China Aviation Oil Singapore Corp. Ltd.	55,000	39,384
China Sunsine Chemical Holdings Ltd.	70,000	30,009
Chuan Hup Holdings Ltd.	125,000	16,221
ComfortDelGro Corp. Ltd.	398,200	447,907
COSCO Shipping International Singapore Co. Ltd. (a)	214,300	20,575
Creative Technology Ltd. (a)	16,300	10,326
CSE Global Ltd.	125,886	55,954
Delfi Ltd.	80,600	47,843
Ezion Holdings Ltd. (a) (b) (c)	753,729	1
Ezra Holdings Ltd. (a) (b) (c)	1,000,703	1
Far East Orchard Ltd.	76,120	61,086
Food Empire Holdings Ltd.	46,700	67,641
Fraser & Neave Ltd.	36,400	36,095
Fu Yu Corp. Ltd. (a)	98,800	8,082
Geo Energy Resources Ltd.	155,000	40,844
GuocoLand Ltd.	68,800	81,220
Haw Par Corp. Ltd.	18,900	178,174
Hiap Hoe Ltd.	58,000	23,949
Ho Bee Land Ltd.	49,800	79,497
Hong Fok Corp. Ltd.	72,940	42,142
Hong Leong Asia Ltd.	52,600	66,296
Hong Leong Finance Ltd.	43,900	88,738
Hotel Grand Central Ltd.	26,435	14,349
Hour Glass Ltd.	51,300	77,452
HRnetgroup Ltd.	67,700	36,475
Hyflux Ltd. (a) (b) (c)	179,500	0
iFAST Corp. Ltd.	8,600	44,686
IGG, Inc.	162,000	90,832
Indofood Agri Resources Ltd.	152,000	38,247
InnoTek Ltd.	17,400	5,609
Keppel Infrastructure Trust	823,428	259,571
Low Keng Huat Singapore Ltd.	122,600	31,841
Metro Holdings Ltd.	141,600	44,007
Security Description	Shares	Value
Singapore — (Continued)
Mewah International, Inc.	110,000	$22,926
Midas Holdings Ltd. (a) (b) (c)	452,000	0
Nanofilm Technologies International Ltd.	29,200	14,837
Netlink NBN Trust	345,500	239,130
OM Holdings Ltd.	21,506	3,962
OUE Ltd.	42,867	35,062
Oxley Holdings Ltd. (a)	268,718	19,237
Pan-United Corp. Ltd.	53,750	36,167
Propnex Ltd.	15,400	13,075
PSC Corp. Ltd.	19,000	5,379
Q&M Dental Group Singapore Ltd.	50,160	17,571
QAF Ltd.	74,167	52,499
Raffles Medical Group Ltd.	156,411	122,414
Rickmers Maritime (a) (b) (c)	110,000	0
Riverstone Holdings Ltd.	11,900	6,269
SBS Transit Ltd.	20,900	45,876
Sheng Siong Group Ltd.	136,600	200,913
SIA Engineering Co. Ltd.	55,200	136,701
SIIC Environment Holdings Ltd.	220,300	27,024
Sing Holdings Ltd.	82,000	22,900
Singapore Land Group Ltd.	20,800	36,178
Singapore Post Ltd.	233,200	111,983
Stamford Land Corp. Ltd.	220,201	76,153
StarHub Ltd.	117,100	106,811
Straits Trading Co. Ltd.	15,939	18,939
Swiber Holdings Ltd. (a) (b) (c)	117,749	0
Swiber Holdings Ltd. (a) (b) (c)	117,749	0
Thomson Medical Group Ltd. (a)	328,600	11,115
Tuan Sing Holdings Ltd.	201,514	42,809
UMS Integration Ltd.	110,512	115,644
United Overseas Insurance Ltd.	4,000	24,857
UOB-Kay Hian Holdings Ltd.	82,760	136,063
Venture Corp. Ltd.	36,900	331,224
Vicom Ltd.	26,000	29,856
Wee Hur Holdings Ltd.	85,000	31,768
Wing Tai Holdings Ltd.	86,421	87,734
Yeo Hiap Seng Ltd.	20,155	9,114
		4,819,887
South Africa — 0.1%
Pan African Resources PLC	368,191	230,364
Scatec ASA (a)	10,806	99,783
		330,147
Spain — 2.7%
Acciona SA (d)	2,171	390,798
Acerinox SA	33,305	424,528
Aedas Homes SA	1,081	31,223
Almirall SA	15,271	191,409
Amper SA (a) (d)	302,851	57,370
Atalaya Mining Copper SA	5,060	31,542
Atresmedia Corp. de Medios de Comunicacion SA	17,571	107,014
Audax Renovables SA (a)	19,316	34,860
Azkoyen SA (d)	3,142	34,534
Banco de Sabadell SA	559,836	1,782,744
Bankinter SA (d)	72,718	949,200
See accompanying notes to financial statements.
BHFTII-129

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Spain — (Continued)
Befesa SA	6,454	$210,614
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
CIE Automotive SA (d)	5,073	145,815
Construcciones y Auxiliar de Ferrocarriles SA	3,689	202,731
Corp. ACCIONA Energias Renovables SA	1,088	25,122
Distribuidora Internacional de Alimentacion SA (a)	2,455	77,477
Ebro Foods SA (d)	9,265	188,901
eDreams ODIGEO SA (a)	15,944	145,570
Elecnor SA (d)	6,784	173,022
Enagas SA (d)	44,707	752,570
Ence Energia y Celulosa SA (d)	14,915	51,024
Ercros SA	20,859	72,977
Faes Farma SA	58,080	311,981
Fluidra SA (d)	14,698	367,081
Gestamp Automocion SA (d)	22,065	75,950
Global Dominion Access SA (d)	14,183	52,441
Grenergy Renovables SA (a)	1,152	83,462
Grifols SA (a) (d)	27,748	338,325
Grupo Catalana Occidente SA	8,350	484,413
Grupo Empresarial San Jose SA	3,249	23,309
Iberpapel Gestion SA	1,150	27,771
Indra Sistemas SA (d)	15,284	665,637
Laboratorios Farmaceuticos Rovi SA (d)	2,560	165,111
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (d)	106,413	169,479
Logista Integral SA	11,404	373,467
Mapfre SA	105,490	431,228
Melia Hotels International SA	14,995	125,596
Miquel y Costas & Miquel SA	8,745	145,763
Neinor Homes SA	4,915	96,228
Obrascon Huarte Lain SA (a)	67,145	23,768
Pharma Mar SA (a) (d)	2,214	207,352
Prim SA (d)	3,013	40,817
Promotora de Informaciones SA - Class A (a) (d)	83,921	36,201
Prosegur Cash SA	28,432	27,331
Realia Business SA	109,360	113,990
Sacyr SA (d)	106,374	434,590
Solaria Energia y Medio Ambiente SA (a) (d)	5,626	65,189
Talgo SA (a) (d)	15,152	52,834
Tecnicas Reunidas SA (a)	8,766	202,411
Tubacex SA (d)	18,010	89,005
Unicaja Banco SA	184,631	436,326
Vidrala SA	4,138	480,580
Viscofan SA	7,944	565,214
Vocento SA (a)	18,128	13,667
		12,807,562
Sweden — 2.8%
AcadeMedia AB	19,785	174,298
AddLife AB - Class B	13,922	277,881
Addnode Group AB (d)	29,228	343,128
AFRY AB (d)	16,879	282,605
Alimak Group AB	13,678	210,686
Alleima AB	21,516	170,139
Alligo AB - Class B	6,495	75,609
Ambea AB	8,960	106,792
Annehem Fastigheter AB - Class B (a)	11,788	20,312
Security Description	Shares	Value
Sweden — (Continued)
AQ Group AB	7,910	$151,313
Arise AB	7,859	28,466
Arjo AB - B Shares	45,181	161,979
Atea ASA (a)	13,059	206,319
Attendo AB	25,855	173,473
Beijer Alma AB (d)	10,047	241,800
Bergman & Beving AB	5,968	184,300
Betsson AB - Class B	16,814	355,440
BHG Group AB (a)	26,427	64,910
Bilia AB - A Shares	16,255	219,568
Billerud Aktiebolag	3,168	32,884
BioGaia AB - B Shares	5,025	56,446
BioInvent International AB (a)	5,008	18,273
Bjorn Borg AB	2,344	14,675
Bonava AB - B Shares (a)	54,204	73,694
Boozt AB (a)	5,455	45,784
Bravida Holding AB (d)	5,903	59,405
Bufab AB	32,980	306,352
Bulten AB	4,294	27,654
Bure Equity AB	280	8,431
Byggmax Group AB	15,616	84,062
Catella AB	2,281	7,113
Cellavision AB	1,841	35,400
Cibus Nordic Real Estate AB publ (d)	5,146	101,803
Clas Ohlson AB - B Shares	12,314	420,974
Cloetta AB - B Shares	48,586	174,996
Coor Service Management Holding AB	17,845	78,213
Corem Property Group AB - Class B (d)	81,372	44,761
Corem Property Group AB - Class D	1,945	49,055
CTT Systems AB	466	10,694
Dios Fastigheter AB	26,164	191,595
Dometic Group AB	13,630	57,093
Dustin Group AB (a) (d)	150,416	37,812
Dynavox Group AB (a)	5,808	68,676
Eastnine AB (d)	13,498	71,080
Electrolux Professional AB - Class B	46,563	330,080
Elekta AB - B Shares (d)	26,773	138,446
Eltel AB (a)	18,428	20,270
Enea AB (a) (d)	4,082	30,053
Engcon AB	987	9,417
Ependion AB	6,445	75,663
Ework Group AB	2,864	31,069
Fagerhult Group AB	11,446	51,211
Fastighets AB Trianon (a)	3,988	8,004
Fastighetsbolaget Emilshus AB - Class B (a)	1,066	5,865
FastPartner AB - Class A	10,644	65,173
Ferronordic AB (a)	275	1,460
FormPipe Software AB	2,450	7,103
G5 Entertainment AB	208	2,398
Granges AB	25,093	322,410
Hanza AB	3,508	33,321
Heba Fastighets AB - Class B	15,224	51,055
Hexatronic Group AB (a)	17,361	45,709
HMS Networks AB (a)	1,585	69,607
Hoist Finance AB	9,270	81,879
Humana AB	6,890	26,960
See accompanying notes to financial statements.
BHFTII-130

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Sweden — (Continued)
Instalco AB	38,975	$100,196
INVISIO AB	3,480	131,598
Inwido AB	13,456	299,190
ITAB Shop Concept AB (a)	8,675	21,062
JM AB	14,105	226,300
Karnov Group AB (a)	7,749	87,933
K-fast Holding AB (a)	15,798	23,855
KNOW IT AB	6,021	81,408
Lime Technologies AB	1,613	70,841
Lindab International AB (d)	17,206	356,939
Medcap AB (a)	1,308	61,980
MEKO AB	9,164	104,277
Modern Times Group MTG AB - Class B (a)	20,683	262,474
Momentum Group AB	5,588	95,186
NCAB Group AB (a)	11,144	55,787
NCC AB - B Shares	17,089	318,845
Nederman Holding AB	6,257	116,852
Net Insight AB - Class B (a)	74,697	31,840
New Wave Group AB - B Shares	19,785	260,147
Nilorngruppen AB - B Shares	1,106	7,741
Nobia AB (a)	65,115	29,684
Nolato AB - B Shares	45,970	281,576
Note AB	2,362	44,893
NP3 Fastigheter AB (d)	8,038	229,498
Nyfosa AB	37,968	378,498
OEM International AB - B Shares	21,824	321,805
Ovzon AB (a)	12,178	59,931
Peab AB - Class B	20,785	170,260
Platzer Fastigheter Holding AB - Class B	13,164	111,122
Pricer AB - B Shares (a)	45,096	24,421
Proact IT Group AB	5,689	63,058
Ratos AB - B Shares	45,000	191,016
RaySearch Laboratories AB	7,299	258,600
Rejlers AB	1,659	34,845
Rottneros AB (a)	26,936	7,745
Scandi Standard AB	7,722	78,822
Scandic Hotels Group AB	33,911	295,807
Sdiptech AB - Class B (a) (d)	3,511	79,029
Sensys Gatso Group AB (a)	2,792	12,432
SkiStar AB	10,416	170,390
SmartCraft ASA (a)	5,113	13,564
Softronic AB - B Shares	3,875	9,136
Solid Forsakring AB	2,708	22,915
Stendorren Fastigheter AB (a)	1,576	32,693
Stillfront Group AB (a)	11,905	8,582
Storskogen Group AB - Class B	132,429	158,145
Swedish Logistic Property AB - Class B (a)	6,848	30,704
Synsam AB	5,068	28,674
Systemair AB (d)	20,210	187,916
TF Bank AB	690	25,616
Troax Group AB	6,269	95,231
Truecaller AB - Class B	13,719	97,376
VBG Group AB - B Shares	2,115	58,179
Vitec Software Group AB - B Shares (d)	5,020	253,583
Volati AB	1,043	13,117
		13,526,410
Security Description	Shares	Value
Switzerland — 8.3%
Accelleron Industries AG	19,429	$1,370,549
Adecco Group AG (d)	29,277	870,309
Allreal Holding AG	2,796	656,769
ALSO Holding AG	1,166	395,885
APG SGA SA	350	104,734
Arbonia AG (d)	10,459	70,136
Aryzta AG (a)	4,996	510,393
Autoneum Holding AG (d)	533	93,483
Avolta AG	12,849	699,250
Baloise Holding AG	5,580	1,320,619
Banque Cantonale de Geneve	494	147,646
Banque Cantonale Vaudoise	2,373	274,063
Barry Callebaut AG (d)	21	22,831
Belimo Holding AG	2,298	2,349,278
Bell Food Group AG	504	158,600
Bellevue Group AG	2,930	28,216
Berner Kantonalbank AG	1,195	378,742
BKW AG	107	23,422
Bossard Holding AG - Class A (d)	1,188	262,087
Bucher Industries AG	1,362	678,650
Burckhardt Compression Holding AG	663	551,752
Burkhalter Holding AG	555	91,244
Bystronic AG (d)	259	126,038
Calida Holding AG	117	2,257
Carlo Gavazzi Holding AG	124	31,887
Cembra Money Bank AG	6,531	822,462
Cham Swiss Properties AG	1,388	39,542
Cicor Technologies Ltd. (a)	644	131,933
Cie Financiere Tradition SA	414	114,003
Clariant AG (d)	30,849	328,727
Coltene Holding AG	480	41,071
CPH Group AG (d)	227	21,168
Daetwyler Holding AG (d)	760	115,411
DKSH Holding AG	7,328	571,034
dormakaba Holding AG	654	599,109
EDAG Engineering Group AG (a)	3,171	20,022
EFG International AG	18,152	337,626
Emmi AG	471	471,583
Feintool International Holding AG (a) (d)	1,764	26,454
Fenix Outdoor International AG	1,091	60,074
Flughafen Zurich AG	4,090	1,166,973
Forbo Holding AG	203	211,472
Fundamenta Real Estate AG	4,539	104,110
Galenica AG	10,670	1,169,339
GAM Holding AG (a) (d)	30,739	3,950
Georg Fischer AG (d)	16,055	1,317,366
Helvetia Holding AG (d)	4,847	1,140,345
Hiag Immobilien Holding AG	888	123,811
Huber & Suhner AG	3,144	351,760
Hypothekarbank Lenzburg AG	3	15,353
Implenia AG	2,401	168,413
Inficon Holding AG (d)	3,711	499,615
International Workplace Group PLC	172,341	494,133
Interroll Holding AG	132	330,994
Intershop Holding AG	1,143	204,765
Investis Holding SA	421	67,423
See accompanying notes to financial statements.
BHFTII-131

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Switzerland — (Continued)
Jungfraubahn Holding AG	970	$247,297
Kardex Holding AG	1,340	467,889
Komax Holding AG (a) (d)	584	71,575
Kongsberg Automotive ASA (a)	156,504	26,028
Kudelski SA (a) (d)	13,221	22,765
Landis & Gyr Group AG (d)	3,315	232,977
LEM Holding SA	33	34,799
Luzerner Kantonalbank AG	4,054	365,812
Medacta Group SA	1,178	199,998
Medmix AG	3,519	53,755
Meier Tobler Group AG (d)	1,121	55,516
Metall Zug AG - B Shares	44	58,256
Mikron Holding AG (d)	2,145	44,510
Mobilezone Holding AG (d)	8,850	127,888
Mobimo Holding AG	1,500	613,677
Naturenergie Holding AG	3,633	130,540
Novavest Real Estate AG (d)	468	22,650
OC Oerlikon Corp. AG Pfaffikon	37,725	176,217
Orell Fuessli AG	331	40,395
Orior AG (a) (d)	1,947	31,542
Phoenix Mecano AG	125	69,349
Plazza AG - Class A	222	111,079
PSP Swiss Property AG	9,789	1,807,753
Relief Therapeutics Holding AG (a)	1,520	4,103
Rieter Holding AG (d)	249	21,447
Romande Energie Holding SA (d)	2,775	147,721
Schweiter Technologies AG	192	91,495
Schweizerische Nationalbank (d)	5	21,111
SFS Group AG	3,745	514,427
Siegfried Holding AG	8,784	991,589
SIG Group AG (d)	37,728	698,737
SKAN Group AG	495	44,830
St. Galler Kantonalbank AG	588	357,706
Stadler Rail AG	4,535	111,965
Sulzer AG	4,028	729,974
Swiss Prime Site AG	14,714	2,210,299
Swissquote Group Holding SA	3,092	1,756,234
Tecan Group AG	223	45,580
Temenos AG	11,493	823,456
TX Group AG	597	157,129
u-blox Holding AG (a)	1,340	168,403
Valiant Holding AG	3,267	498,112
Vaudoise Assurances Holding SA	171	131,668
Vetropack Holding AG	2,053	82,855
Vontobel Holding AG	5,544	449,003
VZ Holding AG	3,926	862,056
V-ZUG Holding AG	605	49,538
Walliser Kantonalbank	1,149	176,668
Warteck Invest AG	65	165,468
Ypsomed Holding AG (d)	859	458,677
Zehnder Group AG	2,274	192,611
Zug Estates Holding AG - B Shares	83	227,251
Zuger Kantonalbank	41	445,725
		39,936,986
Security Description	Shares	Value
Taiwan — 0.0%
FIT Hon Teng Ltd. (a)	80,000	$23,974
Tanzania — 0.0%
Helios Towers PLC (a)	122,357	204,282
Turkey — 0.2%
Eldorado Gold Corp. (a)	51,016	1,038,490
United Kingdom — 11.2%
4imprint Group PLC	958	48,142
Aberdeen Group PLC	151,455	389,297
Accesso Technology Group PLC (a)	2,402	17,293
Advanced Medical Solutions Group PLC	23,347	69,565
AG Barr PLC	16,692	157,647
AJ Bell PLC	59,750	418,955
Alfa Financial Software Holdings PLC	10,992	33,879
Allfunds Group PLC	2,273	17,446
Anglo-Eastern Plantations PLC	5,782	69,901
AO World PLC (a)	30,384	40,364
Ashmore Group PLC	97,994	210,554
Ashtead Technology Holdings PLC	5,898	35,875
ASOS PLC (a) (d)	1,729	7,193
Auction Technology Group PLC (a)	2,941	18,406
Avon Technologies PLC	1,947	51,648
Babcock International Group PLC	84,242	1,326,668
Bakkavor Group PLC	37,729	111,970
Balfour Beatty PLC	103,703	743,907
Begbies Traynor Group PLC (d)	20,686	31,377
Bellway PLC	26,462	1,047,788
Berkeley Group Holdings PLC	4,674	247,789
Bloomsbury Publishing PLC (d)	23,878	167,994
Bodycote PLC	48,367	388,084
boohoo Group PLC (a) (d)	68,276	19,172
Braemar PLC	7,120	20,530
Breedon Group PLC	29,978	158,865
Bridgepoint Group PLC	24,482	104,732
Brooks Macdonald Group PLC (d)	486	11,404
Bytes Technology Group PLC	49,945	351,427
Capita PLC (a)	18,914	86,606
Capricorn Energy PLC (a)	30,939	97,667
Card Factory PLC	88,270	109,906
Carr's Group PLC	7,612	15,435
Castings PLC	2,870	10,835
Centaur Media PLC	92,526	41,921
Central Asia Metals PLC	24,699	54,052
Chemring Group PLC	60,304	468,274
Chesnara PLC	43,507	178,586
Clarkson PLC	7,539	337,951
Close Brothers Group PLC (a)	22,700	115,499
CMC Markets PLC	28,990	100,447
Coats Group PLC	319,324	348,531
Computacenter PLC	17,936	591,024
Costain Group PLC	37,005	75,289
Cranswick PLC	11,961	879,075
Crest Nicholson Holdings PLC	61,543	157,910
Currys PLC (a)	250,394	418,337
CVS Group PLC	10,557	181,178
See accompanying notes to financial statements.
BHFTII-132

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
United Kingdom — (Continued)
De La Rue PLC (a)	40,075	$71,248
DFS Furniture PLC (a)	51,390	118,224
Dialight PLC (a)	5,140	13,057
Direct Line Insurance Group PLC	196,487	827,055
DiscoverIE Group PLC	15,588	139,637
Domino's Pizza Group PLC	99,590	351,920
dotdigital group PLC	41,626	43,089
Dr. Martens PLC	56,127	57,855
Drax Group PLC	93,265	887,309
Dunelm Group PLC	26,326	428,267
easyJet PLC	5,538	40,464
Ecora Resources PLC	51,447	44,306
EKF Diagnostics Holdings PLC (a)	38,020	13,988
Elementis PLC	166,703	366,214
EnQuest PLC	442,032	76,783
Epwin Group PLC	14,369	20,118
Essentra PLC	25,778	37,856
FDM Group Holdings PLC	14,365	42,104
Firstgroup PLC	155,442	492,129
Flowtech Fluidpower PLC (a)	6,703	5,970
Foresight Group Holdings Ltd.	2,157	13,141
Forterra PLC	53,770	145,426
Foxtons Group PLC	87,727	81,630
Frasers Group PLC (a) (d)	17,279	161,622
Frontier Developments PLC (a)	3,312	14,182
Fuller Smith & Turner PLC - Class A	9,279	76,174
Fund Technologies PLC (a) (d)	1,059	35,488
Funding Circle Holdings PLC (a)	10,326	18,246
Future PLC	7,488	75,088
Galliford Try Holdings PLC	37,648	216,984
Games Workshop Group PLC	4,470	995,456
Gamma Communications PLC	15,986	249,756
GB Group PLC	26,230	85,177
Genuit Group PLC	63,506	343,470
Gooch & Housego PLC	2,212	19,492
Goodwin PLC	121	12,723
Grafton Group PLC	47,357	664,484
Grainger PLC	194,038	586,079
Greggs PLC	19,301	508,514
Gym Group PLC (a)	49,004	102,231
H&T Group PLC	1,027	8,992
Halfords Group PLC	60,301	128,273
Harbour Energy PLC	27,086	72,855
Harworth Group PLC	10,757	26,576
Hays PLC	172,843	169,528
Headlam Group PLC (a)	29,149	34,893
Helical PLC (REIT)	9,563	30,184
Henry Boot PLC	14,477	45,709
Hikma Pharmaceuticals PLC	17,728	483,860
Hill & Smith PLC	22,952	564,742
Hilton Food Group PLC	17,879	212,800
Hiscox Ltd.	63,107	1,087,430
Hollywood Bowl Group PLC	35,798	123,793
Howden Joinery Group PLC	23,454	275,899
Hunting PLC	31,934	131,901
Ibstock PLC	90,209	181,081
Security Description	Shares	Value
United Kingdom — (Continued)
IDOX PLC (d)	75,537	$68,435
IG Group Holdings PLC	57,306	837,554
IMI PLC	17,248	495,902
Impax Asset Management Group PLC	14,750	37,614
Inchcape PLC	81,447	811,781
Indivior PLC (a)	4,008	59,608
IntegraFin Holdings PLC	51,584	230,893
International Personal Finance PLC	60,577	141,388
iomart Group PLC	16,833	6,584
IP Group PLC (a)	225,731	161,171
IQE PLC (a) (d)	81,184	11,480
ITV PLC	636,123	721,243
J D Wetherspoon PLC	15,164	161,446
James Fisher & Sons PLC (a)	15,436	74,190
James Halstead PLC (d)	59,490	130,376
JET2 PLC	34,034	862,097
John Wood Group PLC (a) (b) (c)	61,862	15,658
Johnson Matthey PLC	18,884	450,070
Johnson Service Group PLC	61,047	127,334
Jupiter Fund Management PLC	116,490	159,935
Just Eat Takeaway.com NV (a)	15,903	363,937
Just Group PLC	224,609	408,344
Kainos Group PLC	10,263	104,915
Keller Group PLC	19,417	389,741
Kier Group PLC	94,700	271,751
Kingfisher PLC	102,271	408,648
Kitwave Group PLC	3,724	16,409
Lancashire Holdings Ltd.	64,007	505,297
Liontrust Asset Management PLC	7,615	43,204
LSL Property Services PLC	14,072	61,237
Luceco PLC	24,615	50,555
M&C Saatchi PLC	3,677	9,767
Macfarlane Group PLC	5,811	9,411
Man Group PLC	230,659	535,532
Marshalls PLC	23,296	86,035
Marston's PLC (a)	189,607	108,719
McBride PLC (a)	53,009	109,279
Me Group International PLC	67,157	211,607
Mears Group PLC	24,318	129,275
Metro Bank Holdings PLC (a)	2,816	5,111
Mitchells & Butlers PLC (a)	73,046	287,362
Mitie Group PLC	320,207	621,417
MJ Gleeson PLC	13,112	71,465
Mobico Group PLC (a)	136,715	55,374
MONY Group PLC	130,662	396,812
Moonpig Group PLC	56,222	173,589
Morgan Advanced Materials PLC	48,369	146,093
Morgan Sindall Group PLC	12,994	815,840
Mortgage Advice Bureau Holdings Ltd.	6,665	80,562
MP Evans Group PLC	2,300	35,678
Naked Wines PLC (a)	1,427	1,536
NCC Group PLC	81,808	162,858
Next 15 Group PLC	11,449	37,918
Nichols PLC	950	17,997
Ninety One PLC	75,730	192,571
Norcros PLC	11,343	42,689
See accompanying notes to financial statements.
BHFTII-133

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
United Kingdom — (Continued)
Ocado Group PLC (a)	9,493	$29,619
Odfjell Technology Ltd.	4,274	21,038
On the Beach Group PLC	32,313	131,181
OSB Group PLC	88,586	635,500
Oxford Instruments PLC	3,722	96,969
Pagegroup PLC	35,705	130,773
Paragon Banking Group PLC	55,035	713,279
PayPoint PLC	18,072	210,147
Pennon Group PLC	106,594	733,928
Persimmon PLC	40,560	722,272
Pets at Home Group PLC	125,925	453,366
Pharos Energy PLC	50,968	14,344
Phoenix Spree Deutschland Ltd. (a)	665	1,506
Pinewood Technologies Group PLC (a)	17,259	105,685
Playtech PLC	73,270	378,231
Polar Capital Holdings PLC	16,568	107,881
Porvair PLC	4,985	49,412
PPHE Hotel Group Ltd.	3,290	72,306
Premier Foods PLC	171,283	468,880
PZ Cussons PLC	63,002	64,042
QinetiQ Group PLC	129,949	920,556
Quilter PLC	370,926	800,589
Rank Group PLC	54,017	98,631
Rathbones Group PLC	10,507	250,717
Reach PLC	93,037	93,538
Record PLC	12,453	10,904
Renew Holdings PLC	9,893	115,626
Renold PLC	238	262
Ricardo PLC	13,452	81,825
Robert Walters PLC	13,056	32,788
Rotork PLC	160,222	706,559
RS Group PLC	58,984	465,255
RWS Holdings PLC	12,286	14,952
S&U PLC	1,188	29,351
S4 Capital PLC (d)	28,030	9,776
Sabre Insurance Group PLC	49,439	100,465
Saga PLC (a)	8,514	20,492
Savills PLC	26,178	357,032
Senior PLC	115,612	292,099
Serco Group PLC	282,288	782,868
Serica Energy PLC	47,039	103,077
Severfield PLC	100,890	52,064
SIG PLC (a)	255,262	54,486
Sigmaroc PLC (a)	61,341	90,700
Smiths News PLC	20,535	16,475
Softcat PLC	30,193	711,758
Spectris PLC	7,718	406,687
Speedy Hire PLC	151,595	60,678
Spire Healthcare Group PLC	62,350	191,881
Spirent Communications PLC (a)	181,575	485,929
SSP Group PLC	175,333	415,289
SThree PLC	14,651	49,181
Studio Retail Group PLC (a) (b) (c)	17,439	0
STV Group PLC	7,194	17,230
Synthomer PLC (a)	30,557	45,952
Tate & Lyle PLC	71,773	508,954
Security Description	Shares	Value
United Kingdom — (Continued)
Taylor Wimpey PLC	183,709	$299,771
Telecom Plus PLC	16,220	430,199
Topps Tiles PLC	61,961	29,769
TORM PLC - Class A (d)	1,653	27,854
TP ICAP Group PLC	205,538	769,016
Trainline PLC (a)	20,223	77,436
Travis Perkins PLC	45,793	381,729
Treatt PLC	2,068	7,367
Trifast PLC	20,432	19,921
TT Electronics PLC	35,042	53,897
Vanquis Banking Group PLC (a)	52,029	71,907
Vertu Motors PLC	46,012	40,100
Vesuvius PLC	57,534	309,987
Victorian Plumbing Group PLC	8,019	8,609
Victrex PLC	18,566	197,811
Videndum PLC (a)	14,491	16,327
Vistry Group PLC (a)	24,417	213,911
Volex PLC (d)	24,134	126,866
Volution Group PLC	34,155	277,001
Vp PLC	4,147	34,159
Watches of Switzerland Group PLC (a)	47,460	267,192
Watkin Jones PLC (a)	46,386	17,879
WH Smith PLC	29,003	434,052
Wickes Group PLC	69,111	213,003
Xaar PLC (a)	18,088	30,532
XPS Pensions Group PLC	15,758	82,940
Young & Co.'s Brewery PLC	3,097	26,105
Young & Co.'s Brewery PLC - Class A (d)	4,640	61,151
Zigup PLC	52,839	257,434
Zotefoams PLC	7,268	32,034
		53,532,105
United States — 0.9%
ADTRAN Holdings, Inc. (a)	6,835	61,718
Bausch Health Cos., Inc. (a)	48,401	322,351
BRP, Inc.	519	25,156
Burford Capital Ltd.	42,289	495,889
Diversified Energy Co. PLC (d)	9,570	142,436
Energy Fuels, Inc. (a) (d)	7,296	42,166
Frontage Holdings Corp. (a)	58,000	7,915
MDA Space Ltd. (a)	16,664	429,648
Ormat Technologies, Inc.	1	46
PureTech Health PLC (a)	24,125	41,266
Qiagen NV (a) (d)	6,130	294,608
REC Silicon ASA (a)	64,361	16,258
Reliance Worldwide Corp. Ltd.	176,413	476,099
RHI Magnesita NV	1,193	48,561
Samsonite Group SA (d)	225,900	418,266
Signify NV	28,840	780,805
Sims Ltd.	38,316	386,892
Sinch AB (a)	77,098	224,040
TAT Technologies Ltd. (a)	533	16,488
Varia U.S. Properties AG (d)	1,203	30,070
See accompanying notes to financial statements.
BHFTII-134

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Securities Lending Reinvestments (e)—6.4%
Security Description	Shares	Value
United States — (Continued)
Viemed Healthcare, Inc. (a)	5,284	$36,512
		4,297,190
Total Common Stocks (Cost $394,939,684)		475,447,584

Preferred Stocks—0.5%
Germany — 0.4%
Draegerwerk AG & Co. KGaA	2,243	177,632
Einhell Germany AG	246	21,762
FUCHS SE	15,647	862,287
Jungheinrich AG	11,701	550,590
Sixt SE (d)	3,992	280,350
STO SE & Co. KGaA (d)	618	87,184
Villeroy & Boch AG (d)	505	10,766
		1,990,571
Italy — 0.1%
Danieli & C Officine Meccaniche SpA (Savings Shares)	4,725	142,534
Total Preferred Stocks (Cost $1,543,344)		2,133,105

Warrants—0.0%
Australia — 0.0%
Galan Lithium Ltd., Expires 07/24/25 (a)	2,469	0
Silver Mines Ltd., Expires 06/17/26 (a)	4,037	0
		0
Hong Kong — 0.0%
CSI Properties Ltd., Expires 04/07/27 (a)	113,701	290
Italy — 0.0%
Geox SpA, Expires 09/30/26 (a)	14,320	624
Webuild SpA, Expires 08/02/30 (a) (d)	6,346	0
		624
Total Warrants (Cost $0)		914

Rights—0.0%
Austria — 0.0%
Intercell AG (a) (b) (c)	24,163	0
Sweden — 0.0%
Rottneros AB (a)	80,808	55
Total Rights (Cost $6,039)		55

Security Description	Shares/ Principal Amount*	Value

Short-Term Investment Funds — 1.8%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.220% (f)	1,000,000	$1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.190% (f)	1,500,000	1,500,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.260% (f)	1,500,000	1,500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.230% (f)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.270% (f)	1,000,000	1,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 4.240% (f)	1,829,584	1,829,584
		8,829,584
Time Deposits — 0.6%
Banco Santander SA 4.320%, 07/01/25	1,000,000	1,000,000
Credit Agricole Corp. and Investment Bank 4.320%, 07/01/25	1,000,000	1,000,000
First Abu Dhabi Bank USA NV 4.320%, 07/01/25	1,000,000	1,000,000
		3,000,000

Repurchase Agreements — 4.0%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $1,000,122; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,074	1,000,000	1,000,000
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $2,000,252; collateralized by various Common Stock with an aggregate market value of $2,226,148	2,000,000	2,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $2,000,243; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $2,040,000	2,000,000	2,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $1,000,122; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $1,020,124	1,000,000	1,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $1,956,153; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $1,995,034	1,955,915	1,955,915
See accompanying notes to financial statements.
BHFTII-135

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $2,000,245; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	$2,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $2,001,773; collateralized by various Common Stock with an aggregate market value of $2,230,246	2,000,000	2,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $2,000,243; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $2,040,001	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $1,000,123; collateralized by various Common Stock with an aggregate market value of $1,112,619	1,000,000	1,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $3,000,369; collateralized by various Common Stock with an aggregate market value of $3,300,406	3,000,000	3,000,000
		18,955,915
Total Securities Lending Reinvestments (Cost $30,785,499)		30,785,499
Total Investments—106.2% (Cost $427,274,566)		508,367,157
Other assets and liabilities (net)—(6.2)%		(29,653,230)
Net Assets—100.0%		$478,713,927

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.0% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $75,069,509 and the collateral received consisted of cash in the amount of
$30,785,499 and non-cash collateral with a value of $49,943,934. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2025.

Ten Largest Industries as of June 30, 2025 (Unaudited)	% of Net Assets
Machinery	6.7
Metals & Mining	6.4
Banks	5.4
Real Estate Management & Development	4.5
Capital Markets	4.3
Chemicals	3.6
Construction & Engineering	3.6
Oil, Gas & Consumable Fuels	3.5
Food Products	3.3
Insurance	3.2
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$7,307,205	$0	$74,660,211
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(30,785,499)	$—	$—	$—	$(30,785,499)
Gross amount of recognized liabilities for securities lending transactions					$(30,785,499)
See accompanying notes to financial statements.
BHFTII-136

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$988,391	$27,111,879	$49,698	$28,149,968
Austria	—	7,675,422	0	7,675,422
Belgium	1,863	7,170,769	0	7,172,632
Bermuda	—	17,097	—	17,097
Brazil	49,843	376,960	—	426,803
Burkina Faso	873,220	—	—	873,220
Cambodia	—	115,580	—	115,580
Canada	48,479,235	449,730	192	48,929,157
China	740,634	523,890	—	1,264,524
Colombia	97,633	—	—	97,633
Denmark	—	12,977,482	—	12,977,482
Faeroe Islands	—	32,914	—	32,914
Finland	—	14,041,337	—	14,041,337
France	24,208	25,211,554	0	25,235,762
Georgia	—	1,602,243	—	1,602,243
Germany	—	28,592,861	—	28,592,861
Ghana	—	47,397	—	47,397
Greece	—	41,782	—	41,782
Greenland	—	17,128	—	17,128
Guernsey, Channel Islands	—	—	0	0
Hong Kong	233,017	8,230,889	16,926	8,480,832
Indonesia	—	766,185	—	766,185
Iraq	—	142,820	—	142,820
Ireland	—	2,239,455	—	2,239,455
Isle of Man	—	23,392	—	23,392
Israel	113,742	6,417,220	—	6,530,962
Italy	—	21,101,287	0	21,101,287
Ivory Coast	867,829	—	—	867,829
Japan	—	110,471,079	—	110,471,079
Jersey, Channel Islands	—	27,453	—	27,453
Liechtenstein	—	321,076	—	321,076
Luxembourg	—	1,014,180	—	1,014,180
Macau	—	174,499	—	174,499
Malaysia	—	56,205	—	56,205
Mongolia	—	51,051	—	51,051
Netherlands	—	7,999,426	0	7,999,426
New Zealand	—	1,599,943	—	1,599,943
Norway	38,143	2,715,217	—	2,753,360
Peru	—	338,255	—	338,255
Philippines	—	3,727	—	3,727
Poland	—	272,804	—	272,804
Portugal	—	2,383,789	—	2,383,789
Singapore	35,667	4,784,218	2	4,819,887
South Africa	—	330,147	—	330,147
Spain	—	12,807,562	0	12,807,562
Sweden	—	13,526,410	—	13,526,410
Switzerland	—	39,936,986	—	39,936,986
Taiwan	—	23,974	—	23,974
Tanzania	—	204,282	—	204,282
Turkey	1,038,490	—	—	1,038,490
United Kingdom	—	53,516,447	15,658	53,532,105
United States	1,150,441	3,146,749	—	4,297,190
Total Common Stocks	54,732,356	420,632,752	82,476	475,447,584
Total Preferred Stocks*	—	2,133,105	—	2,133,105
See accompanying notes to financial statements.
BHFTII-137

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Rights
Austria	$—	$—	$0	$0
Sweden	55	—	—	55
Total Rights	55	—	0	55
Warrants
Australia	—	0	0	0
Hong Kong	290	—	—	290
Italy	624	—	—	624
Total Warrants	914	0	0	914
Securities Lending Reinvestments
Time Deposits	—	3,000,000	—	3,000,000
Short-Term Investment Funds	8,829,584	—	—	8,829,584
Repurchase Agreements	—	18,955,915	—	18,955,915
Total Securities Lending Reinvestments	8,829,584	21,955,915	—	30,785,499
Total Investments	$63,562,909	$444,721,772	$82,476	$508,367,157
Collateral for Securities Loaned (Liability)	$—	$(30,785,499)	$—	$(30,785,499)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
During the six months ended June 30, 2025, transfers into Level 3 in the amount of $144,265 were due to trading halts on the securities' respective exchanges which resulted in the lack of observable inputs.
See accompanying notes to financial statements.
BHFTII-138

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$508,367,157
Cash denominated in foreign currencies (c)	1,155,414
Receivable for:
Investments sold	1,412,680
Dividends and interest	2,114,749
Prepaid expenses	3,842
Total Assets	513,053,842
Liabilities
Due to custodian	1,401,312
Collateral for securities loaned	30,785,499
Payable for:
Fund shares redeemed	1,315,551
Accrued Expenses:
Management fees	252,565
Distribution and service fees	12,626
Deferred trustees’ fees	213,882
Other expenses	358,480
Total Liabilities	34,339,915
Net Assets	$478,713,927
Net Assets Consist of:
Paid in surplus	$387,471,970
Distributable earnings (Accumulated losses)	91,241,957
Net Assets	$478,713,927
Net Assets
Class A	$416,072,737
Class B	62,641,190
Capital Shares Outstanding*
Class A	37,255,664
Class B	5,661,350
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.17
Class B	11.06

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $427,274,566.
(b)	Includes securities loaned at value of $75,069,509.
(c)	Identified cost of cash denominated in foreign currencies was $1,149,486.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$10,585,418
Interest	10,000
Securities lending income	219,458
Total investment income	10,814,876
Expenses
Management fees	1,888,906
Administration fees	18,730
Custodian and accounting fees	115,795
Distribution and service fees—Class B	74,826
Audit and tax services	38,934
Legal	22,722
Trustees’ fees and expenses	20,043
Shareholder reporting	12,145
Insurance	2,213
Miscellaneous	58,966
Total expenses	2,253,280
Less management fee waiver	(374,315)
Net expenses	1,878,965
Net Investment Income	8,935,911
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	11,783,715
Foreign currency transactions	206,698
Net realized gain (loss)	11,990,413
Net change in unrealized appreciation (depreciation) on:
Investments	78,000,296
Foreign currency transactions	169,121
Net change in unrealized appreciation (depreciation)	78,169,417
Net realized and unrealized gain (loss)	90,159,830
Net Increase (Decrease) in Net Assets From Operations	$99,095,741

(a)	Net of foreign withholding taxes of $1,152,683.
See accompanying notes to financial statements.
BHFTII-139

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$8,935,911	$11,825,053
Net realized gain (loss)	11,990,413	29,592,019
Net change in unrealized appreciation (depreciation)	78,169,417	(22,809,956)
Increase (decrease) in net assets from operations	99,095,741	18,607,116
From Distributions to Shareholders
Class A	(36,141,781)	(20,976,849)
Class B	(5,301,481)	(2,844,349)
Total distributions	(41,443,262)	(23,821,198)
Increase (decrease) in net assets from capital share transactions	(39,839,741)	(61,448,154)
Total increase (decrease) in net assets	17,812,738	(66,662,236)
Net Assets
Beginning of period	460,901,189	527,563,425
End of period	$478,713,927	$460,901,189

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	564	$5,584	30,500	$304,020
Reinvestments	3,321,855	36,141,781	2,076,916	20,976,849
Redemptions	(6,503,129)	(71,617,765)	(7,501,215)	(77,163,431)
Net increase (decrease)	(3,180,710)	$(35,470,400)	(5,393,799)	$(55,882,562)
Class B
Sales	109,131	$1,116,148	224,328	$2,249,621
Reinvestments	491,789	5,301,481	284,151	2,844,349
Redemptions	(1,013,976)	(10,786,970)	(1,050,441)	(10,659,562)
Net increase (decrease)	(413,056)	$(4,369,341)	(541,962)	$(5,565,592)
Increase (decrease) derived from capital shares transactions		$(39,839,741)		$(61,448,154)
See accompanying notes to financial statements.
BHFTII-140

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.92	$10.07	$9.39	$13.25	$12.43	$12.22
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20	0.24	0.23	0.25	0.22	0.16
Net realized and unrealized gain (loss)	2.09	0.10	1.03	(2.59)	1.54	0.75
Total income (loss) from investment operations	2.29	0.34	1.26	(2.34)	1.76	0.91
Less Distributions
Distributions from net investment income	(0.35)	(0.30)	(0.26)	(0.30)	(0.24)	(0.29)
Distributions from net realized capital gains	(0.69)	(0.19)	(0.32)	(1.22)	(0.70)	(0.41)
Total distributions	(1.04)	(0.49)	(0.58)	(1.52)	(0.94)	(0.70)
Net Asset Value, End of Period	$11.17	$9.92	$10.07	$9.39	$13.25	$12.43
Total Return (%) (b)	23.36 (c)	3.31	13.70	(17.47)	14.16	9.12
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93 (d)	0.93	0.96	0.96	0.93	0.94
Net ratio of expenses to average net assets (%) (e)	0.77 (d)	0.77	0.80	0.81	0.83	0.93
Ratio of net investment income (loss) to average net assets (%)	3.87 (d)	2.34	2.40	2.40	1.69	1.47
Portfolio turnover rate (%)	2 (c)	8	8	11	10	18
Net assets, end of period (in millions)	$416.1	$401.2	$461.6	$463.7	$609.4	$636.0

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.83	$9.98	$9.30	$13.13	$12.33	$12.13
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.19	0.21	0.20	0.22	0.19	0.13
Net realized and unrealized gain (loss)	2.05	0.10	1.03	(2.57)	1.52	0.74
Total income (loss) from investment operations	2.24	0.31	1.23	(2.35)	1.71	0.87
Less Distributions
Distributions from net investment income	(0.32)	(0.27)	(0.23)	(0.26)	(0.21)	(0.26)
Distributions from net realized capital gains	(0.69)	(0.19)	(0.32)	(1.22)	(0.70)	(0.41)
Total distributions	(1.01)	(0.46)	(0.55)	(1.48)	(0.91)	(0.67)
Net Asset Value, End of Period	$11.06	$9.83	$9.98	$9.30	$13.13	$12.33
Total Return (%) (b)	23.05 (c)	3.08	13.52	(17.70)	13.85	8.79
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.18 (d)	1.18	1.21	1.21	1.18	1.19
Net ratio of expenses to average net assets (%) (e)	1.02 (d)	1.02	1.05	1.06	1.08	1.18
Ratio of net investment income (loss) to average net assets (%)	3.60 (d)	2.09	2.15	2.15	1.44	1.23
Portfolio turnover rate (%)	2 (c)	8	8	11	10	18
Net assets, end of period (in millions)	$62.6	$59.7	$66.0	$65.0	$83.9	$85.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-141

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—60.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.9%
Boeing Co. (a)	13,289	$2,784,444
General Dynamics Corp.	3,069	895,105
Northrop Grumman Corp.	5,385	2,692,392
RTX Corp.	14,125	2,062,533
StandardAero, Inc. (a)	72,045	2,280,224
		10,714,698
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	30,254	2,902,871
Automobile Components — 0.2%
Goodyear Tire & Rubber Co. (a)	81,575	845,933
Modine Manufacturing Co. (a)	20,638	2,032,843
		2,878,776
Automobiles — 0.6%
Tesla, Inc. (a)	23,939	7,604,463
Banks — 2.5%
JPMorgan Chase & Co.	13,923	4,036,417
Wells Fargo & Co.	310,058	24,841,847
		28,878,264
Beverages — 0.6%
Celsius Holdings, Inc. (a)	26,316	1,220,799
Coca-Cola Co.	67,249	4,757,867
Monster Beverage Corp. (a)	11,308	708,333
Vita Coco Co., Inc. (a)	2,600	93,860
		6,780,859
Biotechnology — 1.1%
AbbVie, Inc.	12,692	2,355,889
Akero Therapeutics, Inc. (a)	3,396	181,211
Alnylam Pharmaceuticals, Inc. (a)	1,375	448,374
Ascendis Pharma AS (ADR) (a)	2,138	369,019
Avidity Biosciences, Inc. (a)	10,992	312,173
Cytokinetics, Inc. (a)	27,387	904,867
Gilead Sciences, Inc.	20,284	2,248,887
Kymera Therapeutics, Inc. (a)	3,880	169,323
Merus NV (a)	5,550	291,930
Metsera, Inc. (a) (b)	10,549	300,119
Newamsterdam Pharma Co. NV (a) (b)	24,800	449,128
PTC Therapeutics, Inc. (a)	4,492	219,389
Regeneron Pharmaceuticals, Inc.	710	372,750
Revolution Medicines, Inc. (a)	8,760	322,280
Scholar Rock Holding Corp. (a)	5,908	209,261
Ultragenyx Pharmaceutical, Inc. (a)	4,006	145,658
United Therapeutics Corp. (a)	3,186	915,497
Vertex Pharmaceuticals, Inc. (a)	6,238	2,777,158
		12,992,913
Broadline Retail — 2.7%
Amazon.com, Inc. (a)	145,771	31,980,700
Building Products — 0.2%
AZEK Co., Inc. (a)	38,946	2,116,715
Security Description	Shares	Value
Building Products—(Continued)
Builders FirstSource, Inc. (a)	3,303	$385,427
Fortune Brands Innovations, Inc.	3,652	188,005
		2,690,147
Capital Markets — 2.0%
ARES Management Corp. - Class A	22,189	3,843,135
Goldman Sachs Group, Inc.	2,280	1,613,670
Intercontinental Exchange, Inc.	37,494	6,879,024
KKR & Co., Inc.	81,925	10,898,483
		23,234,312
Chemicals — 1.1%
Cabot Corp.	10,521	789,075
Celanese Corp.	17,075	944,760
FMC Corp.	28,391	1,185,324
Ingevity Corp. (a)	11,171	481,359
Linde PLC	12,757	5,985,329
PPG Industries, Inc.	27,075	3,079,781
		12,465,628
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc. (a)	24,309	5,619,755
Waste Connections, Inc.	6,034	1,126,668
		6,746,423
Communications Equipment — 0.4%
Arista Networks, Inc. (a)	42,581	4,356,462
Construction & Engineering — 0.3%
Fluor Corp. (a)	60,260	3,089,530
Construction Materials — 0.2%
James Hardie Industries PLC (ADR) (a)	94,572	2,543,041
Consumer Finance — 0.2%
American Express Co.	7,579	2,417,549
Consumer Staples Distribution & Retail — 1.6%
Casey's General Stores, Inc.	1,580	806,227
Costco Wholesale Corp.	3,476	3,441,031
Performance Food Group Co. (a)	16,231	1,419,726
U.S. Foods Holding Corp. (a)	84,084	6,475,309
Walmart, Inc.	69,453	6,791,114
		18,933,407
Distributors — 0.3%
Pool Corp. (b)	13,616	3,968,792
Electric Utilities — 0.8%
American Electric Power Co., Inc.	39,192	4,066,562
NextEra Energy, Inc.	21,427	1,487,462
PG&E Corp.	263,492	3,673,079
		9,227,103
Electrical Equipment — 0.1%
Vertiv Holdings Co. - Class A	13,359	1,715,429
See accompanying notes to financial statements.
BHFTII-142

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components — 0.6%
Coherent Corp. (a)	42,667	$3,806,323
Flex Ltd. (a)	71,334	3,560,993
Ralliant Corp. (a)	4,645	225,236
		7,592,552
Entertainment — 1.3%
Netflix, Inc. (a)	7,259	9,720,745
Spotify Technology SA (a)	958	735,112
Walt Disney Co.	40,465	5,018,064
		15,473,921
Financial Services — 2.5%
Berkshire Hathaway, Inc. - Class B (a)	28,775	13,978,032
Equitable Holdings, Inc.	56,486	3,168,864
Mastercard, Inc. - Class A	22,906	12,871,798
		30,018,694
Food Products — 0.1%
Freshpet, Inc. (a)	17,092	1,161,572
Gas Utilities — 0.3%
Atmos Energy Corp. (b)	21,778	3,356,208
Ground Transportation — 0.3%
Knight-Swift Transportation Holdings, Inc.	80,595	3,564,717
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	18,436	2,507,480
Align Technology, Inc. (a)	2,939	556,441
Boston Scientific Corp. (a)	47,881	5,142,898
Edwards Lifesciences Corp. (a)	32,127	2,512,653
Intuitive Surgical, Inc. (a)	8,330	4,526,605
		15,246,077
Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc. (a) (b)	20,449	463,988
Cencora, Inc.	7,888	2,365,217
CVS Health Corp.	21,565	1,487,554
Elevance Health, Inc.	3,418	1,329,465
HCA Healthcare, Inc.	4,117	1,577,223
Labcorp Holdings, Inc.	5,262	1,381,327
Molina Healthcare, Inc. (a) (b)	1,899	565,712
UnitedHealth Group, Inc.	19,196	5,988,576
		15,159,062
Health Care REITs — 0.5%
Welltower, Inc.	37,435	5,754,883
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc. - Class A (a)	48,416	6,407,374
Chipotle Mexican Grill, Inc. (a)	69,312	3,891,869
Flutter Entertainment PLC (a)	9,253	2,644,137
Hyatt Hotels Corp. - Class A (b)	37,248	5,201,683
Marriott International, Inc. - Class A	8,530	2,330,481
Royal Caribbean Cruises Ltd. (b)	8,720	2,730,581
Starbucks Corp.	27,618	2,530,637
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Wingstop, Inc.	6,734	$2,267,607
		28,004,369
Household Durables — 0.2%
Champion Homes, Inc. (a)	18,156	1,136,747
DR Horton, Inc.	6,798	876,398
Lennar Corp. - Class A (b)	3,997	442,109
		2,455,254
Household Products — 0.0%
Church & Dwight Co., Inc.	3,820	367,140
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	15,292	2,963,743
Insurance — 1.4%
American International Group, Inc.	45,645	3,906,756
Chubb Ltd.	12,297	3,562,687
Everest Group Ltd.	5,540	1,882,769
Hamilton Insurance Group Ltd. - Class B (a)	44,365	959,171
Marsh & McLennan Cos., Inc.	23,814	5,206,693
SiriusPoint Ltd. (a)	64,254	1,310,139
		16,828,215
Interactive Media & Services — 3.6%
Alphabet, Inc. - Class A	189,007	33,308,704
Meta Platforms, Inc. - Class A	11,873	8,763,342
		42,072,046
IT Services — 0.3%
Snowflake, Inc. - Class A (a)	15,422	3,450,981
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	18,782	2,216,464
Danaher Corp.	18,744	3,702,689
ICON PLC (a)	2,633	382,970
		6,302,123
Machinery — 0.6%
Deere & Co.	1,383	703,242
Fortive Corp.	13,935	726,431
IDEX Corp.	13,558	2,380,378
Ingersoll Rand, Inc.	13,634	1,134,076
Middleby Corp. (a) (b)	14,877	2,142,288
		7,086,415
Media — 0.1%
MNTN, Inc. - Class A (a)	2,900	63,423
New York Times Co. - Class A	24,861	1,391,719
		1,455,142
Metals & Mining — 0.1%
Nucor Corp.	11,168	1,446,703
See accompanying notes to financial statements.
BHFTII-143

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Multi-Utilities — 0.4%
Sempra	56,360	$4,270,397
Oil, Gas & Consumable Fuels — 2.4%
EQT Corp.	34,953	2,038,459
Exxon Mobil Corp.	112,963	12,177,412
Marathon Petroleum Corp.	19,930	3,310,572
Shell PLC (ADR)	98,471	6,933,343
Targa Resources Corp.	21,980	3,826,278
		28,286,064
Personal Care Products — 0.9%
BellRing Brands, Inc. (a)	39,071	2,263,383
elf Beauty, Inc. (a) (b)	4,109	511,324
Haleon PLC (ADR) (b)	338,826	3,513,625
Unilever PLC (ADR) (b)	69,204	4,233,209
		10,521,541
Pharmaceuticals — 2.1%
AstraZeneca PLC (ADR)	30,840	2,155,099
Eli Lilly & Co.	14,098	10,989,814
GSK PLC (ADR) (b)	39,572	1,519,565
Johnson & Johnson	21,163	3,232,648
Merck & Co., Inc.	64,302	5,090,146
Novo Nordisk AS (ADR) (b)	15,714	1,084,580
Structure Therapeutics, Inc. (ADR) (a) (b)	18,093	375,249
Verona Pharma PLC (ADR) (a)	5,913	559,252
		25,006,353
Residential REITs — 0.2%
Camden Property Trust	19,507	2,198,244
Semiconductors & Semiconductor Equipment — 7.7%
Broadcom, Inc.	83,121	22,912,304
First Solar, Inc. (a)	9,327	1,543,992
MKS, Inc.	22,792	2,264,613
NVIDIA Corp.	368,942	58,289,146
NXP Semiconductors NV	26,911	5,879,784
		90,889,839
Software — 7.5%
HubSpot, Inc. (a)	6,225	3,465,022
Intuit, Inc.	8,790	6,923,268
Microsoft Corp.	108,045	53,742,663
Palantir Technologies, Inc. - Class A (a)	6,924	943,880
SAP SE (ADR) (b)	16,969	5,160,273
ServiceNow, Inc. (a)	7,886	8,107,439
Synopsys, Inc. (a)	11,274	5,779,954
Zscaler, Inc. (a)	12,323	3,868,682
		87,991,181
Specialty Retail — 0.6%
O'Reilly Automotive, Inc. (a)	28,959	2,610,074
TJX Cos., Inc.	33,381	4,122,220
		6,732,294
Security Description	Shares/ Principal Amount*	Value
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	181,847	$37,309,549
NetApp, Inc.	23,723	2,527,686
		39,837,235
Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp. (a)	6,886	709,740
Tobacco — 0.5%
Philip Morris International, Inc.	30,131	5,487,759
Trading Companies & Distributors — 0.2%
WESCO International, Inc.	15,549	2,879,675
Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	25,779	6,142,105
Total Common Stocks (Cost $589,397,977)		716,833,611

Agency Sponsored Mortgage-Backed Securities—15.7%
Agency Collateralized Mortgage Obligations — 1.7%
Federal Home Loan Mortgage Corp. REMICS
Zero Coupon, 11/15/36 (c)	6,343	5,299
1.000%, 02/25/51	414,695	359,062
1.445%, -1x SOFR30A + 5.750%, 05/25/55 (d) (e)	1,359,102	93,061
1.750%, 10/15/42	113,339	98,914
2.000%, 07/25/50	117,190	102,923
2.500%, 05/15/28 (d)	19,895	480
2.500%, 06/25/50 (d)	678,075	96,599
2.500%, 03/25/52	389,176	348,730
3.000%, 03/15/28 (d)	37,365	991
3.000%, 05/15/32 (d)	3,757	10
3.000%, 03/15/33 (d)	45,198	3,219
3.000%, 03/25/40	500,000	439,843
3.000%, 12/25/49 (d)	687,968	119,295
3.000%, 09/25/51 (d)	610,920	98,968
3.250%, 11/15/41	70,143	65,732
3.500%, 09/15/26 (d)	4,392	64
3.500%, 03/15/27 (d)	1,254	4
3.500%, 03/15/41 (d)	17,062	334
3.500%, 10/15/45	105,144	97,627
3.500%, 12/15/46	229,928	212,883
4.000%, 07/15/27 (d)	3,935	70
4.000%, 03/15/28 (d)	5,872	57
4.000%, 06/15/28 (d)	4,552	61
4.000%, 07/15/30 (d)	39,930	2,071
4.000%, 05/25/40 (d)	246,905	36,886
4.000%, 09/15/41	275,294	268,808
4.000%, 03/25/45 (d)	509,249	92,140
4.750%, 07/15/39	147,459	148,600
5.000%, 09/15/33 (d)	61,748	8,221
5.000%, 02/15/48 (d)	95,367	19,003
5.500%, 08/15/33	15,402	15,923
5.500%, 07/15/36	35,859	37,518
5.500%, 06/15/46	50,382	52,731
6.500%, 07/15/36	35,491	36,836
See accompanying notes to financial statements.
BHFTII-144

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Collateralized Mortgage Obligations—(Continued)
Federal Home Loan Mortgage Corp. REMICS
6.500%, 04/15/39 (d)	214,272	$40,512
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
2.500%, 08/25/59	412,152	335,529
3.500%, 11/25/57	359,555	339,443
3.500%, 03/25/58	676,468	603,071
3.500%, 07/25/58	996,728	930,965
3.500%, 08/25/58	195,726	181,205
3.500%, 10/25/58	740,916	671,095
Federal Home Loan Mortgage Corp. STACR REMICS Trust
7.205%, SOFR30A + 2.900%, 04/25/42 (144A) (e)	969,000	998,070
7.655%, SOFR30A + 3.350%, 05/25/42 (144A) (e)	495,000	514,367
7.655%, SOFR30A + 3.350%, 06/25/43 (144A) (e)	1,000,000	1,041,509
7.705%, SOFR30A + 3.400%, 10/25/41 (144A) (e)	450,000	462,125
7.805%, SOFR30A + 3.500%, 05/25/43 (144A) (e)	945,000	998,112
7.855%, SOFR30A + 3.550%, 08/25/42 (144A) (e)	155,000	162,169
7.955%, SOFR30A + 3.650%, 11/25/41 (144A) (e)	426,000	439,949
8.005%, SOFR30A + 3.700%, 09/25/42 (144A) (e)	425,000	447,712
8.305%, SOFR30A + 4.000%, 07/25/42 (144A) (e)	380,000	401,018
8.805%, SOFR30A + 4.500%, 06/25/42 (144A) (e)	600,000	637,712
Federal Home Loan Mortgage Corp. STRIPS
1.500%, 05/15/37 (d)	1,908,219	103,628
2.000%, 06/15/52 (d)	869,930	114,113
2.500%, 03/15/52 (d)	648,558	103,981
2.500%, 08/25/52 (d)	768,874	118,741
Federal National Mortgage Association Connecticut Avenue Securities Trust
6.105%, SOFR30A + 1.800%, 02/25/44 (144A) (e)	190,000	191,600
7.405%, SOFR30A + 3.100%, 10/25/41 (144A) (e)	174,400	178,627
7.455%, SOFR30A + 3.150%, 12/25/41 (144A) (e)	405,000	415,757
8.805%, SOFR30A + 4.500%, 01/25/42 (144A) (e)	860,000	897,439
Federal National Mortgage Association Interest STRIPS
2.000%, 09/25/39	108,486	95,333
2.000%, 03/25/52 (d)	815,256	104,014
2.500%, 06/25/52 (d)	705,723	110,778
2.500%, 09/25/52 (d)	734,231	115,937
4.000%, 05/25/27 (d)	6,198	73
Federal National Mortgage Association REMICS
Zero Coupon, 03/25/36 (c)	6,981	6,173
Zero Coupon, 06/25/41 (c)	72,091	54,393
1.645%, -1x SOFR30A + 5.950%, 10/25/54 (d) (e)	1,352,708	88,957
1.750%, 12/25/42	177,872	160,389
1.923%, 04/25/55 (d) (e)	150,706	6,728
2.000%, 03/25/50	316,200	263,240
2.070%, 08/25/44 (d) (e)	109,473	7,188
2.103%, 05/25/46 (d) (e)	139,300	6,832
2.261%, 06/25/55 (d) (e)	103,971	5,079
2.500%, 06/25/28 (d)	16,886	395
2.500%, 02/25/51 (d)	689,800	115,473
3.000%, 09/25/27 (d)	11,109	224
3.000%, 01/25/28 (d)	54,249	903
3.000%, 08/25/49	225,555	205,147
3.500%, 05/25/27 (d)	25,117	501
3.500%, 10/25/27 (d)	21,827	634
3.500%, 05/25/30 (d)	42,882	2,252
Security Description	Principal Amount*	Value
Agency Collateralized Mortgage Obligations—(Continued)
Federal National Mortgage Association REMICS
3.500%, 08/25/30 (d)	10,800	$443
3.500%, 02/25/31 (d)	4,692	43
3.500%, 03/25/34 (d)	434,148	16,344
3.500%, 09/25/35 (d)	48,968	4,405
3.500%, 11/25/39 (d)	321,092	27,920
3.500%, 01/25/42	416,000	391,475
3.500%, 04/25/46	181,184	149,790
3.500%, 10/25/46 (d)	61,925	12,128
3.500%, 12/25/58	475,159	424,574
4.000%, 03/25/42 (d)	28,404	3,003
4.000%, 11/25/42 (d)	14,620	1,331
4.000%, 02/25/50 (d)	1,012,668	198,530
4.000%, 06/25/50 (d)	525,937	105,173
4.000%, 11/25/50 (d)	527,860	110,866
4.500%, 07/25/27 (d)	127	1
5.000%, 12/25/43 (d)	226,526	41,910
5.000%, 06/25/48 (d)	244,542	36,002
5.000%, 12/25/51	416,228	414,465
5.500%, 04/25/35	137,880	143,560
5.500%, 04/25/37	37,231	39,035
5.500%, 11/25/40 (d)	210,331	24,983
5.500%, 09/25/44 (d)	162,073	28,519
5.500%, 06/25/48 (d)	181,900	32,879
5.500%, 03/25/52	439,985	443,788
5.500%, 04/25/52	423,692	427,674
5.528%, 05/25/42 (d) (e)	2,613	179
6.000%, 01/25/42 (d)	95,761	5,553
Government National Mortgage Association REMICS
2.500%, 12/16/39	69,820	66,189
2.500%, 07/20/41	160,100	144,418
2.500%, 10/20/49	574,577	511,942
3.000%, 09/20/28 (d)	13,387	190
3.000%, 05/20/35 (d)	336,995	16,278
3.000%, 02/16/43 (d)	47,468	6,337
3.000%, 02/20/52	319,171	295,261
3.500%, 02/16/27 (d)	2,544	13
3.500%, 03/20/27 (d)	12,025	82
3.500%, 10/20/29 (d)	158,622	8,126
3.500%, 07/20/40 (d)	10,081	115
3.500%, 04/20/42 (d)	54,396	1,701
3.500%, 10/20/42 (d)	263,885	33,224
3.500%, 07/20/43 (d)	81,545	11,971
4.000%, 12/16/26 (d)	1,131	12
4.000%, 05/20/29 (d)	22,301	544
4.000%, 05/16/42 (d)	20,465	1,764
4.000%, 09/16/42 (d)	476,781	112,937
4.000%, 01/20/44 (d)	22,264	4,216
4.000%, 11/20/44 (d)	305,330	44,021
4.000%, 03/20/47 (d)	147,614	26,368
4.500%, 08/20/45 (d)	289,321	56,518
4.500%, 05/20/48 (d)	244,168	36,451
5.000%, 02/16/40 (d)	178,799	35,832
5.000%, 10/16/41 (d)	74,505	12,707
5.000%, 12/20/43 (d)	218,953	36,900
5.000%, 01/16/47 (d)	39,256	8,194
See accompanying notes to financial statements.
BHFTII-145

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Collateralized Mortgage Obligations—(Continued)
Government National Mortgage Association REMICS
5.500%, 03/20/39 (d)	99,805	$8,707
5.500%, 02/16/47 (d)	105,639	14,826
5.500%, 02/20/47 (d)	71,530	10,764
6.000%, 09/20/40 (d)	136,333	20,641
6.000%, 02/20/46 (d)	119,691	12,660
		20,166,537
Agency Mortgage-Backed Securities — 14.0%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/36	100,482	92,439
2.000%, 12/01/40	62,622	53,960
2.000%, 05/01/41	418,454	359,886
2.000%, 12/01/41	448,821	386,345
2.000%, 09/01/50	198,256	158,980
2.000%, 10/01/50	386,058	308,037
2.000%, 02/01/51	578,071	462,141
2.000%, 03/01/51	1,853,457	1,477,763
2.000%, 04/01/51	672,551	535,190
2.000%, 05/01/51	360,466	290,246
2.000%, 08/01/51	151,087	120,690
2.000%, 11/01/51	152,800	122,493
2.000%, 04/01/52	602,647	483,991
2.500%, 05/01/50	200,644	168,758
2.500%, 06/01/50	245,562	207,068
2.500%, 07/01/50	1,416,903	1,193,067
2.500%, 09/01/50	395,546	333,661
2.500%, 11/01/50	432,726	362,606
2.500%, 02/01/51	131,575	111,118
2.500%, 03/01/51	334,564	278,826
2.500%, 05/01/51	166,452	139,431
2.500%, 07/01/51	167,097	140,004
2.500%, 08/01/51	129,936	108,741
2.500%, 10/01/51	253,363	211,957
2.500%, 04/01/52	830,337	692,302
3.000%, 07/01/28	85,804	84,386
3.000%, 08/01/29	50,629	49,692
3.000%, 10/01/32	137,662	133,740
3.000%, 04/01/33	142,139	138,200
3.000%, 11/01/36	305,245	289,373
3.000%, 01/01/37	203,156	192,509
3.000%, 12/01/44	4,134	3,699
3.000%, 08/01/46	365,501	325,116
3.000%, 10/01/46	372,823	331,264
3.000%, 11/01/46	822,591	733,053
3.000%, 12/01/46	242,024	215,531
3.000%, 01/01/47	229,922	204,492
3.000%, 07/01/50	159,428	139,506
3.000%, 08/01/51	63,880	55,828
3.000%, 05/01/52	253,974	222,322
3.500%, 08/01/34	153,509	149,429
3.500%, 08/01/42	42,469	39,916
3.500%, 11/01/42	56,368	52,962
3.500%, 06/01/46	40,627	37,722
3.500%, 10/01/47	220,048	201,821
3.500%, 12/01/47	90,817	83,311
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.500%, 03/01/48	206,398	$190,445
3.500%, 12/01/48	134,886	123,474
4.000%, 05/01/42	183,870	177,847
4.000%, 08/01/42	52,003	50,185
4.000%, 09/01/42	64,594	62,343
4.000%, 07/01/44	3,084	3,034
4.000%, 02/01/46	54,338	51,604
4.000%, 04/01/47	29,967	28,759
4.000%, 09/01/48	27,547	26,108
4.000%, 04/01/49	563,914	532,204
4.000%, 05/01/49	111,612	105,996
4.000%, 07/01/49	422,220	401,842
4.500%, 09/01/43	29,748	29,102
4.500%, 11/01/43	251,662	247,982
5.000%, 05/01/39	1,920	1,936
5.000%, 06/01/41	144,456	146,373
5.000%, 09/01/52	553,535	545,184
5.000%, 11/01/52	284,190	280,248
5.000%, 12/01/52	314,107	309,336
5.000%, 01/01/53	2,995,819	2,950,159
5.000%, 04/01/53	221,322	218,343
5.500%, 07/01/33	28,945	29,497
5.500%, 12/01/37	901,547	918,787
5.500%, 04/01/39	13,808	14,189
5.500%, 06/01/41	51,593	53,102
5.500%, 02/01/53	487,484	489,709
5.500%, 09/01/54	1,163,880	1,164,099
5.500%, 10/01/54	95,201	95,219
6.000%, 11/01/52	267,569	272,780
6.000%, 12/01/52	298,018	304,812
6.000%, 03/01/53	153,301	157,531
6.000%, 06/01/54	1,060,386	1,079,780
6.000%, 08/01/54	1,036,611	1,054,383
6.775%, 1Y RFUCCT + 1.900%, 02/01/41 (e)	3,101	3,164
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.570%, 12/25/33 (d) (e)	1,465,909	43,356
0.725%, 10/25/26 (d) (e)	995,879	6,598
0.725%, 03/25/27 (d) (e)	3,829,586	31,946
0.867%, 06/25/27 (d) (e)	2,261,112	25,459
0.962%, 11/25/30 (d) (e)	946,593	35,853
1.113%, 10/25/30 (d) (e)	1,628,265	69,121
1.208%, 06/25/30 (d) (e)	3,018,582	138,891
1.230%, 01/25/30 (d) (e)	2,401,345	100,198
1.534%, 05/25/30 (d) (e)	2,333,936	133,599
1.676%, 05/25/30 (d) (e)	1,467,479	91,756
Federal National Mortgage Association
1.500%, 09/01/51	1,797,928	1,354,589
2.000%, 05/01/36	153,695	140,429
2.000%, 08/01/36	324,288	296,292
2.000%, 09/01/40	242,167	211,604
2.000%, 12/01/40	910,833	788,338
2.000%, 04/01/41	274,549	236,550
2.000%, 05/01/41	86,414	74,541
2.000%, 10/01/41	331,261	285,494
See accompanying notes to financial statements.
BHFTII-146

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.000%, 02/01/42	209,501	$180,780
2.000%, 08/01/50	197,228	157,255
2.000%, 12/01/50	538,509	429,511
2.000%, 01/01/51	299,508	242,871
2.000%, 02/01/51	1,786,172	1,424,168
2.000%, 03/01/51	2,978,575	2,370,844
2.000%, 04/01/51	3,211,023	2,552,725
2.000%, 05/01/51	1,117,416	888,113
2.000%, 07/01/51	488,128	390,708
2.250%, 04/01/33	200,057	173,039
2.500%, 06/01/40	542,520	493,059
2.500%, 04/01/50	217,263	182,598
2.500%, 06/01/50	245,785	206,547
2.500%, 07/01/50	40,960	34,326
2.500%, 09/01/50	391,195	327,814
2.500%, 10/01/50	655,268	552,568
2.500%, 01/01/51	283,551	238,551
2.500%, 05/01/51	4,647,180	3,903,163
2.500%, 06/01/51	557,282	465,115
2.500%, 07/01/51	321,372	269,203
2.500%, 08/01/51	169,188	142,888
2.500%, 09/01/51	203,070	169,993
2.500%, 10/01/51	1,500,250	1,254,030
2.500%, 11/01/51	2,973,131	2,504,533
2.500%, 12/01/51	368,869	310,491
2.500%, 01/01/52	363,078	304,601
2.500%, 03/01/52	549,729	458,032
2.500%, 04/01/52	376,577	316,490
2.500%, 01/01/57	492,352	408,633
3.000%, 07/01/28	155,879	153,234
3.000%, 02/01/31	30,750	30,031
3.000%, 08/01/33	97,066	94,333
3.000%, 03/01/37	237,688	225,218
3.000%, 02/01/43	277,804	251,311
3.000%, 03/01/43	344,171	311,113
3.000%, 04/01/43	335,245	303,067
3.000%, 05/01/43	877,476	793,205
3.000%, 06/01/43	496,624	449,517
3.000%, 12/01/49	39,459	34,574
3.000%, 02/01/50	168,670	149,420
3.000%, 08/01/50	582,367	508,588
3.000%, 10/01/50	242,661	210,986
3.000%, 12/01/50	335,267	291,556
3.000%, 04/01/51	125,480	109,301
3.000%, 05/01/51	302,026	268,511
3.000%, 06/01/51	66,355	57,992
3.000%, 07/01/51	83,772	73,280
3.000%, 08/01/51	156,406	137,354
3.000%, 10/01/51	188,919	165,083
3.000%, 11/01/51	843,668	734,189
3.000%, 12/01/51	461,298	402,810
3.000%, 01/01/52	219,087	190,971
3.000%, 04/01/52	218,167	190,907
3.000%, 05/01/52	322,044	281,400
3.500%, 03/01/43	11,306	10,615
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.500%, 05/01/43	27,921	$26,164
3.500%, 07/01/43	57,558	53,977
3.500%, 08/01/43	565,700	525,804
3.500%, 10/01/44	105,287	98,200
3.500%, 02/01/45	105,037	97,641
3.500%, 01/01/46	123,911	115,026
3.500%, 03/01/46	89,518	83,182
3.500%, 09/01/46	177,778	163,407
3.500%, 10/01/46	78,903	72,794
3.500%, 11/01/46	76,481	70,765
3.500%, 12/01/46	446,927	419,269
3.500%, 05/01/47	155,654	144,154
3.500%, 09/01/47	341,460	313,915
3.500%, 12/01/47	47,532	43,903
3.500%, 01/01/48	195,982	179,126
3.500%, 02/01/48	818,748	754,694
3.500%, 07/01/48	243,164	224,997
3.500%, 11/01/48	51,241	47,042
3.500%, 04/01/52	526,229	479,102
3.500%, 09/01/57	829,320	745,008
3.500%, 05/01/58	473,732	425,570
4.000%, 04/01/26	708	704
4.000%, 02/01/29	5,608	5,583
4.000%, 10/01/40	227,016	219,307
4.000%, 11/01/40	86,590	83,655
4.000%, 12/01/40	63,296	61,153
4.000%, 02/01/41	29,816	28,803
4.000%, 03/01/41	77,701	75,030
4.000%, 06/01/41	249,486	242,616
4.000%, 08/01/42	43,235	41,651
4.000%, 09/01/42	78,090	75,301
4.000%, 03/01/45	9,740	9,255
4.000%, 07/01/45	65,720	62,444
4.000%, 03/01/46	64,600	61,696
4.000%, 05/01/46	19,203	18,195
4.000%, 06/01/46	78,339	74,234
4.000%, 04/01/47	82,039	77,694
4.000%, 10/01/47	335,178	317,462
4.000%, 06/01/48	629,042	594,158
4.000%, 09/01/48	103,117	97,592
4.000%, 01/01/49	369,440	350,449
4.000%, 04/01/49	732,006	686,171
4.000%, 08/01/49	27,762	26,515
4.000%, 04/01/50	497,203	471,142
4.000%, 08/01/51	80,570	77,547
4.000%, 06/01/52	321,819	301,172
4.390%, 04/01/29	649,470	655,415
4.500%, 07/01/25	10	10
4.500%, 06/01/26	2,843	2,836
4.500%, 12/01/37	216,222	215,787
4.500%, 10/01/40	168,035	167,566
4.500%, 09/01/41	19,814	19,714
4.500%, 10/01/41	86,671	86,341
4.500%, 08/01/42	28,746	28,601
4.500%, 09/01/43	385,775	377,847
See accompanying notes to financial statements.
BHFTII-147

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.500%, 10/01/43	69,533	$67,507
4.500%, 12/01/43	57,046	56,119
4.500%, 01/01/44	127,230	124,498
4.500%, 04/01/49	111,935	108,783
4.500%, 01/01/51	515,698	494,157
4.750%, 04/01/28	95,000	96,382
5.000%, 07/01/41	13,517	13,679
5.000%, 08/01/41	5,550	5,619
5.000%, 09/01/52	537,440	529,332
5.000%, 10/01/52	903,370	890,317
5.000%, 11/01/52	1,285,146	1,265,835
5.000%, 04/01/53	990,310	973,479
5.065%, 12/01/28	490,000	503,088
5.500%, 08/01/28	7,951	8,063
5.500%, 04/01/33	11,687	11,934
5.500%, 08/01/37	70,697	72,404
5.500%, 04/01/41	6,758	6,909
5.500%, 10/01/52	292,648	294,331
5.500%, 11/01/52	872,772	877,755
5.500%, 12/01/52	1,002,818	1,007,341
5.500%, 06/01/53	501,206	503,466
5.500%, 11/01/53	265,004	265,293
6.000%, 02/01/34	47,974	49,862
6.000%, 08/01/34	25,562	26,533
6.000%, 04/01/35	213,251	220,824
6.000%, 02/01/38	15,929	16,699
6.000%, 03/01/38	7,085	7,427
6.000%, 05/01/38	18,800	19,709
6.000%, 10/01/38	5,203	5,437
6.000%, 12/01/38	7,324	7,678
6.000%, 05/01/53	313,964	323,010
6.000%, 01/01/54	518,341	527,232
6.000%, 02/01/54	861,952	876,752
6.000%, 09/01/54	346,742	353,639
6.500%, 05/01/40	128,778	134,769
6.625%, 1Y RFUCCT + 1.750%, 03/01/41 (e)	2,786	2,858
6.755%, 1Y RFUCCT + 1.755%, 12/01/40 (e)	1,084	1,105
6.972%, 1Y RFUCCT + 1.774%, 06/01/41 (e)	16,005	16,440
7.197%, 1Y RFUCCT + 1.821%, 09/01/41 (e)	15,943	16,556
Federal National Mortgage Association-ACES
0.380%, 01/25/30 (d) (e)	1,749,940	14,359
1.251%, 06/25/34 (d) (e)	3,631,127	210,481
1.577%, 05/25/29 (d) (e)	1,781,260	66,605
Government National Mortgage Association
0.645%, 02/16/53 (d) (e)	619,372	9,310
2.000%, 10/20/50	580,427	472,791
2.000%, 12/20/50	964,338	785,505
2.000%, 02/20/52	2,239,052	1,824,024
2.000%, 05/20/52	754,585	614,622
2.000%, 07/20/54	424,956	346,184
2.500%, 11/20/49	437,718	374,064
2.500%, 03/20/51	347,204	295,229
2.500%, 09/20/51	464,712	395,014
2.500%, 10/20/51	1,559,414	1,325,530
3.000%, 12/15/44	15,664	13,968
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
3.000%, 04/15/45	150,087	$133,843
3.000%, 07/15/45	6,355	5,667
3.000%, 04/20/51	1,608,954	1,426,455
3.000%, 08/20/51	365,672	323,842
3.000%, 09/20/51	591,041	523,430
3.000%, 12/20/51	1,488,641	1,317,310
3.000%, 07/20/52	365,673	323,630
3.500%, 03/20/44	231,492	216,055
3.500%, 06/20/46	266,646	248,012
3.500%, 07/20/46	63,538	59,069
3.500%, 10/20/46	68,507	63,578
3.500%, 02/20/47	308,256	285,597
3.500%, 08/20/47	55,512	51,294
3.500%, 11/20/47	62,532	57,761
3.500%, 03/20/48	79,470	73,390
3.500%, 02/20/49	240,419	221,981
3.500%, 07/20/49	229,137	210,074
3.500%, 01/20/51	64,191	58,783
3.500%, 04/20/52	184,383	168,220
3.500%, 06/20/52	535,794	488,826
3.500%, 12/20/52	1,466,721	1,338,831
3.500%, 01/20/53	654,496	597,101
3.875%, 08/15/42	173,154	164,292
4.000%, 09/15/42	232,514	221,809
4.000%, 08/20/45	229,065	216,774
4.000%, 11/20/47	80,542	75,205
4.000%, 03/20/48	182,011	170,334
4.000%, 07/20/48	615,755	580,415
4.000%, 08/20/52	630,548	589,173
4.500%, 04/15/41	154,467	151,371
4.500%, 02/15/42	315,111	308,418
4.500%, 01/20/46	29,122	28,410
4.500%, 05/20/52	49,149	47,431
4.500%, 08/20/52	219,606	211,976
4.500%, 09/20/52	201,511	194,550
4.500%, 10/20/52	901,033	870,096
4.500%, 11/20/54	1,223,756	1,171,894
4.500%, 12/20/54	1,192,957	1,142,400
5.000%, 12/15/38	11,947	12,093
5.000%, 04/15/39	238,143	241,291
5.000%, 07/15/39	15,572	15,775
5.000%, 10/20/39	5,118	5,200
5.000%, 05/20/40	196,478	198,777
5.000%, 06/20/40	156,499	158,808
5.000%, 07/20/40	61,332	62,086
5.000%, 11/20/49	222,472	221,579
5.500%, 12/15/40	123,979	128,803
6.000%, 07/20/55	171,042	173,661
Government National Mortgage Association, TBA
2.500%, TBA (f)	1,080,000	917,395
5.000%, TBA (f)	1,200,000	1,178,577
5.500%, TBA (f)	3,795,000	3,799,980
6.000%, TBA (f)	3,575,000	3,627,221
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (f)	3,366,000	2,627,160
See accompanying notes to financial statements.
BHFTII-148

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Corporate Bonds & Notes—8.9%
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Uniform Mortgage-Backed Security, TBA
5.000%, TBA (f)	1,700,000	$1,665,830
5.500%, TBA (f)	1,994,000	1,993,544
6.000%, TBA (f)	46,372,000	47,119,648
6.500%, TBA (f)	520,000	536,888
7.000%, TBA (f)	850,000	894,797
		164,593,260
Total Agency Sponsored Mortgage-Backed Securities (Cost $192,867,167)		184,759,797

U.S. Treasury & Government Agencies—11.2%
U.S. Treasury — 11.2%
U.S. Treasury Bonds
1.250%, 05/15/50	11,030,000	5,297,847
1.625%, 11/15/50	3,460,000	1,822,852
2.250%, 08/15/46	910,000	596,157
2.375%, 11/15/49	1,385,000	890,782
2.500%, 02/15/45	2,555,000	1,798,680
2.875%, 08/15/45 (b) (g) (h)	19,040,000	14,236,119
2.875%, 11/15/46	1,200,000	883,500
3.000%, 02/15/47	6,040,000	4,534,483
3.000%, 08/15/52	2,540,000	1,833,463
3.125%, 05/15/48	6,365,000	4,829,195
3.375%, 08/15/42	2,385,000	2,001,816
3.375%, 11/15/48	3,805,000	3,009,963
3.625%, 08/15/43	3,785,000	3,256,283
3.625%, 05/15/53	1,650,000	1,345,781
4.125%, 08/15/53	1,595,000	1,424,721
4.500%, 11/15/54	7,245,000	6,904,259
4.625%, 02/15/55	2,080,000	2,024,750
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (i)	2,956,907	1,716,279
0.625%, 02/15/43 (i)	648,749	482,015
0.750%, 02/15/42 (i)	4,720,004	3,664,186
0.750%, 02/15/45 (i)	1,886,578	1,376,750
1.000%, 02/15/46 (i)	866,394	656,240
1.375%, 02/15/44 (i)	3,647,221	3,061,359
U.S. Treasury Inflation-Indexed Notes
1.750%, 01/15/34 (i)	6,057,517	6,004,485
U.S. Treasury Notes
0.625%, 11/30/27	8,390,000	7,799,095
2.375%, 03/31/29	1,510,000	1,438,747
3.750%, 06/30/30	11,045,000	11,016,956
4.000%, 02/15/34	11,090,000	10,974,335
4.125%, 11/30/31	3,960,000	4,000,064
4.250%, 11/15/34	14,590,000	14,637,873
4.500%, 11/15/33	3,825,000	3,928,992
4.625%, 05/31/31	4,045,000	4,199,374
Total U.S. Treasury & Government Agencies (Cost $153,527,665)		131,647,401

Security Description	Principal Amount*	Value

Advertising — 0.1%
Lamar Media Corp.
3.625%, 01/15/31	665,000	$614,486
4.000%, 02/15/30 (b)	310,000	296,143
		910,629
Aerospace/Defense — 0.1%
BAE Systems PLC
5.125%, 03/26/29 (144A)	275,000	281,871
Boeing Co.
2.950%, 02/01/30 (b)	125,000	115,882
3.200%, 03/01/29	80,000	76,152
3.750%, 02/01/50 (b)	30,000	21,186
5.150%, 05/01/30	65,000	66,176
6.388%, 05/01/31	80,000	85,976
6.528%, 05/01/34	160,000	173,845
L3Harris Technologies, Inc.
5.050%, 06/01/29	170,000	173,904
5.500%, 08/15/54	109,000	105,704
		1,100,696
Agriculture — 0.2%
BAT Capital Corp.
5.625%, 08/15/35	320,000	325,623
5.834%, 02/20/31	115,000	121,014
Philip Morris International, Inc.
4.375%, 11/01/27	255,000	256,159
4.750%, 11/01/31	185,000	186,363
5.125%, 02/15/30 (b)	385,000	396,098
5.125%, 02/13/31	140,000	144,192
5.375%, 02/15/33 (b)	115,000	118,762
5.625%, 11/17/29 (b)	90,000	94,503
5.625%, 09/07/33	130,000	136,221
		1,778,935
Apparel — 0.1%
Tapestry, Inc.
5.100%, 03/11/30	175,000	177,277
5.500%, 03/11/35	195,000	195,755
William Carter Co.
5.625%, 03/15/27 (144A) (b)	765,000	760,244
		1,133,276
Auto Manufacturers — 0.0%
Ford Motor Co.
6.100%, 08/19/32	250,000	249,649
General Motors Financial Co., Inc.
5.450%, 07/15/30	160,000	162,247
		411,896
Banks — 1.6%
Banca Comerciala Romana SA
7.625%, 3M EURIBOR + 4.539%, 05/19/27 (EUR) (e)	200,000	244,676
Banca Transilvania SA
8.875%, 1Y EUR Swap + 5.580%, 04/27/27 (EUR) (e)	305,000	373,197
See accompanying notes to financial statements.
BHFTII-149

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (e)	295,000	$259,209
1.922%, SOFR + 1.370%, 10/24/31 (e)	190,000	165,696
2.482%, 5Y H15 + 1.200%, 09/21/36 (e)	285,000	241,495
2.592%, SOFR + 2.150%, 04/29/31 (e)	290,000	265,118
2.972%, SOFR + 1.330%, 02/04/33 (e)	570,000	510,427
4.376%, SOFR + 1.580%, 04/27/28 (e)	515,000	514,892
5.162%, SOFR + 1.000%, 01/24/31 (e)	25,000	25,624
5.518%, SOFR + 1.738%, 10/25/35 (e)	330,000	330,003
Bank of New York Mellon Corp.
5.060%, SOFR + 1.230%, 07/22/32 (e)	155,000	158,660
5.188%, SOFR + 1.418%, 03/14/35 (e)	55,000	55,692
6.317%, SOFR + 1.598%, 10/25/29 (e)	85,000	90,267
BNP Paribas SA
5.906%, SOFR + 1.920%, 11/19/35 (144A) (e)	330,000	332,831
BPCE SA
5.389%, SOFR + 1.581%, 05/28/31 (144A) (e)	565,000	575,307
5.876%, SOFR + 1.680%, 01/14/31 (144A) (e)	315,000	326,746
6.508%, SOFR + 2.791%, 01/18/35 (144A) (b) (e)	380,000	394,485
Citibank NA
4.914%, 05/29/30	435,000	443,352
Citigroup, Inc.
4.952%, SOFR + 1.463%, 05/07/31 (e)	435,000	439,958
5.174%, SOFR + 1.364%, 02/13/30 (e)	95,000	96,922
Citizens Financial Group, Inc.
5.253%, SOFR + 1.259%, 03/05/31 (e)	260,000	263,483
6.645%, SOFR + 2.325%, 04/25/35 (e)	85,000	91,619
Credit Agricole SA
5.222%, SOFR + 1.460%, 05/27/31 (144A) (e)	590,000	601,002
6.251%, SOFR + 2.670%, 01/10/35 (144A) (e)	455,000	473,112
Deutsche Bank AG
5.297%, SOFR + 1.720%, 05/09/31 (e)	570,000	578,904
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (e)	85,000	74,234
2.615%, SOFR + 1.281%, 04/22/32 (e)	260,000	231,102
4.692%, SOFR + 1.135%, 10/23/30 (e)	365,000	366,096
5.016%, SOFR + 1.420%, 10/23/35 (e)	75,000	74,093
5.049%, SOFR + 1.210%, 07/23/30 (e)	460,000	467,638
5.218%, SOFR + 1.580%, 04/23/31 (e)	145,000	148,650
5.727%, SOFR + 1.265%, 04/25/30 (e)	95,000	98,891
HSBC Holdings PLC
2.848%, SOFR + 2.387%, 06/04/31 (e)	200,000	182,772
5.130%, SOFR + 1.290%, 03/03/31 (e)	340,000	344,540
5.240%, SOFR + 1.570%, 05/13/31 (e)	600,000	610,912
5.286%, SOFR + 1.290%, 11/19/30 (e)	275,000	280,932
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (e)	180,000	158,462
2.580%, 3M TSFR + 1.250%, 04/22/32 (e)	110,000	98,238
3.509%, 3M TSFR + 1.207%, 01/23/29 (e)	305,000	298,761
4.005%, 3M TSFR + 1.382%, 04/23/29 (e)	90,000	89,208
4.505%, SOFR + 0.860%, 10/22/28 (e)	385,000	386,151
4.946%, SOFR + 1.340%, 10/22/35 (e)	65,000	64,319
4.995%, SOFR + 1.125%, 07/22/30 (e)	395,000	402,214
5.103%, SOFR + 1.435%, 04/22/31 (e)	170,000	174,217
5.140%, SOFR + 1.010%, 01/24/31 (e)	125,000	128,185
5.299%, SOFR + 1.450%, 07/24/29 (e)	375,000	385,017
Security Description	Principal Amount*	Value

Banks—(Continued)
JPMorgan Chase & Co.
5.336%, SOFR + 1.620%, 01/23/35 (b) (e)	345,000	$353,152
5.581%, SOFR + 1.160%, 04/22/30 (e)	245,000	254,397
6.087%, SOFR + 1.570%, 10/23/29 (e)	95,000	99,850
mBank SA
0.966%, 3M EURIBOR + 1.250%, 09/21/27 (EUR) (e)	400,000	460,783
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (e)	465,000	397,828
1.928%, SOFR + 1.020%, 04/28/32 (e)	280,000	239,397
4.431%, 3M TSFR + 1.890%, 01/23/30 (b) (e)	50,000	49,930
4.654%, SOFR + 1.100%, 10/18/30 (e)	125,000	125,238
5.164%, SOFR + 1.590%, 04/20/29 (e)	60,000	61,176
5.230%, SOFR + 1.108%, 01/15/31 (e)	90,000	92,132
5.449%, SOFR + 1.630%, 07/20/29 (e)	115,000	118,272
5.656%, SOFR + 1.260%, 04/18/30 (e)	235,000	244,097
6.407%, SOFR + 1.830%, 11/01/29 (e)	75,000	79,442
Royal Bank of Canada
5.153%, SOFR + 1.030%, 02/04/31 (e)	315,000	321,477
Societe Generale SA
5.249%, SOFR + 1.420%, 05/22/29 (144A) (e)	295,000	298,602
Standard Chartered PLC
7.767%, 1Y H15 + 3.450%, 11/16/28 (144A) (e)	215,000	230,087
Sumitomo Mitsui Financial Group, Inc.
5.246%, SOFR + 1.500%, 07/08/36 (e)	410,000	410,000
UBS Group AG
6.442%, SOFR + 3.700%, 08/11/28 (144A) (e)	380,000	394,847
Wells Fargo & Co.
3.000%, 10/23/26	120,000	117,943
3.350%, SOFR + 1.500%, 03/02/33 (e)	435,000	397,264
4.897%, SOFR + 2.100%, 07/25/33 (e)	325,000	325,063
5.150%, SOFR + 1.500%, 04/23/31 (e)	200,000	204,833
5.244%, SOFR + 1.110%, 01/24/31 (e)	85,000	87,196
5.389%, SOFR + 2.020%, 04/24/34 (e)	35,000	35,814
5.574%, SOFR + 1.740%, 07/25/29 (e)	260,000	268,465
6.491%, SOFR + 2.060%, 10/23/34 (e)	145,000	158,490
		18,743,084
Beverages — 0.1%
Bacardi Ltd./Bacardi-Martini BV
5.400%, 06/15/33 (144A)	167,000	166,439
Bacardi-Martini BV
6.000%, 02/01/35 (144A) (b)	170,000	175,506
Constellation Brands, Inc.
3.150%, 08/01/29	195,000	185,242
4.800%, 05/01/30	175,000	176,443
		703,630
Biotechnology — 0.0%
Biogen, Inc.
5.750%, 05/15/35	225,000	231,709
Gilead Sciences, Inc.
4.800%, 11/15/29	275,000	280,690
		512,399
See accompanying notes to financial statements.
BHFTII-150

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Building Materials — 0.2%
Builders FirstSource, Inc.
4.250%, 02/01/32 (144A)	200,000	$185,292
5.000%, 03/01/30 (144A)	785,000	770,574
Standard Building Solutions, Inc.
6.500%, 08/15/32 (144A)	60,000	61,478
Standard Industries, Inc.
3.375%, 01/15/31 (144A) (b)	125,000	112,099
4.375%, 07/15/30 (144A)	720,000	681,726
		1,811,169
Chemicals — 0.0%
OCP SA
7.500%, 05/02/54	450,000	449,451
Commercial Services — 0.3%
Ashtead Capital, Inc.
2.450%, 08/12/31 (144A)	400,000	345,160
Block, Inc.
3.500%, 06/01/31 (b)	275,000	252,249
6.500%, 05/15/32	861,000	888,313
Howard University
2.291%, 10/01/26	100,000	96,792
2.701%, 10/01/29	260,000	238,377
2.801%, 10/01/30	100,000	90,159
2.901%, 10/01/31	100,000	87,223
3.476%, 10/01/41	115,000	83,813
Service Corp. International
3.375%, 08/15/30	785,000	721,514
5.125%, 06/01/29	618,000	615,354
5.750%, 10/15/32	205,000	207,091
		3,626,045
Computers — 0.2%
Dell International LLC/EMC Corp.
5.300%, 04/01/32	265,000	270,859
Gartner, Inc.
4.500%, 07/01/28 (144A)	386,000	381,976
Insight Enterprises, Inc.
6.625%, 05/15/32 (144A)	884,000	910,640
International Business Machines Corp.
4.800%, 02/10/30	375,000	380,978
		1,944,453
Diversified Financial Services — 0.2%
American Express Co.
5.016%, SOFR + 1.440%, 04/25/31 (e)	435,000	444,185
5.085%, SOFR + 1.020%, 01/30/31 (e)	350,000	358,215
Ameriprise Financial, Inc.
5.200%, 04/15/35	245,000	246,802
Capital One Financial Corp.
6.051%, SOFR + 2.260%, 02/01/35 (b) (e)	25,000	26,060
6.183%, SOFR + 2.036%, 01/30/36 (e)	80,000	81,444
7.624%, SOFR + 3.070%, 10/30/31 (e)	510,000	576,221
7.964%, SOFR + 3.370%, 11/02/34 (e)	255,000	296,409
		2,029,336
Security Description	Principal Amount*	Value

Electric — 1.1%
AES Andes SA
6.250%, 03/14/32 (144A)	205,000	$209,051
Alabama Power Co.
3.450%, 10/01/49	245,000	173,863
4.150%, 08/15/44	225,000	185,746
5.100%, 04/02/35	50,000	50,390
American Electric Power Co., Inc.
6.950%, 5Y H15 + 2.675%, 12/15/54 (e)	130,000	135,543
Baltimore Gas & Electric Co.
5.450%, 06/01/35	240,000	245,997
CenterPoint Energy Houston Electric LLC
5.200%, 10/01/28	365,000	376,267
Cleco Corporate Holdings LLC
3.375%, 09/15/29	275,000	255,696
Consolidated Edison Co. of New York, Inc.
3.200%, 12/01/51	250,000	165,679
5.500%, 03/15/55	235,000	227,771
5.700%, 05/15/54	35,000	34,940
Dominion Energy, Inc.
5.000%, 06/15/30	305,000	311,268
Duke Energy Carolinas LLC
4.250%, 12/15/41	205,000	175,319
Duke Energy Corp.
2.550%, 06/15/31 (b)	485,000	432,153
3.300%, 06/15/41	90,000	67,518
4.500%, 08/15/32 (b)	40,000	39,109
5.000%, 08/15/52	255,000	223,559
5.450%, 06/15/34	50,000	51,354
Duke Energy Florida LLC
1.750%, 06/15/30	245,000	216,104
Duke Energy Indiana LLC
2.750%, 04/01/50	145,000	89,328
Duke Energy Ohio, Inc.
5.550%, 03/15/54	135,000	131,886
Duke Energy Progress LLC
4.375%, 03/30/44	320,000	271,023
5.050%, 03/15/35	85,000	85,360
5.550%, 03/15/55	140,000	136,841
Eversource Energy
5.125%, 05/15/33	400,000	400,295
5.500%, 01/01/34	218,000	222,002
Georgia Power Co.
4.300%, 03/15/42 (b)	70,000	60,415
4.550%, 03/15/30	195,000	196,846
5.200%, 03/15/35	160,000	162,226
Interstate Power & Light Co.
5.600%, 06/29/35	345,000	354,615
Jersey Central Power & Light Co.
5.100%, 01/15/35	75,000	74,778
Monongahela Power Co.
5.850%, 02/15/34 (144A)	35,000	36,389
Niagara Mohawk Power Corp.
5.290%, 01/17/34 (144A)	140,000	139,551
NSTAR Electric Co.
5.400%, 06/01/34	180,000	184,403
See accompanying notes to financial statements.
BHFTII-151

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Ohio Edison Co.
5.500%, 01/15/33 (144A)	95,000	$97,113
Oncor Electric Delivery Co. LLC
5.350%, 04/01/35 (144A)	230,000	234,302
Pacific Gas & Electric Co.
2.500%, 02/01/31	635,000	551,213
5.900%, 06/15/32	180,000	183,710
6.100%, 01/15/29	100,000	103,605
6.150%, 01/15/33	196,000	201,871
6.950%, 03/15/34	134,000	144,250
Pinnacle West Capital Corp.
4.900%, 05/15/28	277,000	280,878
5.150%, 05/15/30	257,000	263,085
Public Service Co. of Oklahoma
5.200%, 01/15/35	255,000	254,541
Public Service Enterprise Group, Inc.
4.900%, 03/15/30	230,000	233,951
5.450%, 04/01/34	35,000	35,767
6.125%, 10/15/33	110,000	116,834
Puget Energy, Inc.
4.100%, 06/15/30	78,000	75,342
4.224%, 03/15/32	42,000	39,527
5.725%, 03/15/35 (144A)	820,000	824,910
San Diego Gas & Electric Co.
5.400%, 04/15/35 (b)	230,000	234,855
Southern California Edison Co.
2.250%, 06/01/30	110,000	96,574
3.650%, 02/01/50	50,000	33,047
4.000%, 04/01/47	215,000	154,410
5.200%, 06/01/34	34,000	32,975
5.450%, 03/01/35	195,000	191,415
5.950%, 11/01/32	45,000	46,179
Southwestern Electric Power Co.
5.300%, 04/01/33	25,000	25,189
Trans-Allegheny Interstate Line Co.
5.000%, 01/15/31 (144A)	65,000	66,132
Virginia Electric & Power Co.
2.450%, 12/15/50	91,000	51,054
5.000%, 04/01/33	285,000	287,929
5.000%, 01/15/34	285,000	285,343
5.050%, 08/15/34	100,000	100,212
5.150%, 03/15/35	255,000	255,781
5.350%, 01/15/54	65,000	61,054
5.650%, 03/15/55	100,000	98,492
Wisconsin Power & Light Co.
5.375%, 03/30/34	210,000	214,827
Xcel Energy, Inc.
4.600%, 06/01/32	185,000	180,907
4.750%, 03/21/28	245,000	247,378
5.600%, 04/15/35	180,000	183,764
		12,611,701
Engineering & Construction — 0.1%
IHS Holding Ltd.
6.250%, 11/29/28 (144A)	390,000	379,045
Security Description	Principal Amount*	Value

Engineering & Construction—(Continued)
International Airport Finance SA
12.000%, 03/15/33 (144A)	631,828	$677,097
		1,056,142
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.279%, 03/15/32	808,000	679,730
5.141%, 03/15/52	187,000	115,473
WMG Acquisition Corp.
3.000%, 02/15/31 (144A)	160,000	145,087
3.750%, 12/01/29 (144A)	285,000	267,140
3.875%, 07/15/30 (144A)	855,000	799,143
		2,006,573
Environmental Control — 0.2%
Clean Harbors, Inc.
4.875%, 07/15/27 (144A)	1,195,000	1,189,138
6.375%, 02/01/31 (144A) (b)	215,000	220,272
Republic Services, Inc.
1.450%, 02/15/31	55,000	46,909
4.875%, 04/01/29	130,000	132,766
5.200%, 11/15/34	135,000	138,174
Waste Management, Inc.
3.875%, 01/15/29 (b)	180,000	177,748
4.950%, 03/15/35	125,000	125,530
		2,030,537
Food — 0.2%
Cencosud SA
5.950%, 05/28/31 (144A)	200,000	206,425
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.750%, 04/01/33	130,000	133,630
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.500%, 01/15/36 (144A)	430,000	430,632
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.950%, 04/20/35 (144A)	120,000	124,318
Mars, Inc.
4.600%, 03/01/28 (144A) (b)	155,000	156,260
5.000%, 03/01/32 (144A)	660,000	668,774
5.200%, 03/01/35 (144A)	95,000	96,138
5.650%, 05/01/45 (144A)	205,000	205,496
5.700%, 05/01/55 (144A)	85,000	84,792
5.800%, 05/01/65 (144A)	120,000	119,794
Pilgrim's Pride Corp.
4.250%, 04/15/31	245,000	236,210
Sysco Corp.
5.100%, 09/23/30	245,000	251,009
		2,713,478
Gas — 0.1%
Boston Gas Co.
3.757%, 03/16/32 (144A)	171,000	157,798
Brooklyn Union Gas Co.
3.865%, 03/04/29 (144A)	125,000	121,611
See accompanying notes to financial statements.
BHFTII-152

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Gas—(Continued)
East Ohio Gas Co.
3.000%, 06/15/50 (144A)	30,000	$18,734
KeySpan Gas East Corp.
5.994%, 03/06/33 (144A)	50,000	51,962
NiSource, Inc.
5.350%, 07/15/35	175,000	176,436
5.400%, 06/30/33	150,000	153,406
Southern California Gas Co.
5.600%, 04/01/54	180,000	175,217
6.000%, 06/15/55	435,000	443,069
		1,298,233
Healthcare-Products — 0.3%
Alcon Finance Corp.
2.600%, 05/27/30 (144A)	275,000	251,404
Avantor Funding, Inc.
3.875%, 11/01/29 (144A) (b)	295,000	279,306
4.625%, 07/15/28 (144A)	780,000	765,928
GE HealthCare Technologies, Inc.
5.500%, 06/15/35	220,000	225,288
Hologic, Inc.
3.250%, 02/15/29 (144A) (b)	445,000	424,063
4.625%, 02/01/28 (144A)	658,000	650,298
Smith & Nephew PLC
2.032%, 10/14/30	285,000	249,609
Solventum Corp.
5.400%, 03/01/29 (b)	430,000	442,799
		3,288,695
Healthcare-Services — 0.3%
Centene Corp.
2.500%, 03/01/31	400,000	344,395
2.625%, 08/01/31	300,000	257,041
3.375%, 02/15/30	20,000	18,421
4.250%, 12/15/27	110,000	108,333
4.625%, 12/15/29	1,185,000	1,152,569
Humana, Inc.
5.375%, 04/15/31	10,000	10,229
5.550%, 05/01/35	270,000	271,510
Icon Investments Six DAC
5.809%, 05/08/27	200,000	204,180
UnitedHealth Group, Inc.
2.750%, 05/15/40	345,000	250,300
3.500%, 08/15/39	60,000	48,420
4.950%, 05/15/62	60,000	51,489
5.300%, 02/15/30	35,000	36,250
5.300%, 06/15/35	120,000	122,307
5.375%, 04/15/54	270,000	252,401
5.750%, 07/15/64	85,000	82,673
6.050%, 02/15/63	65,000	65,957
		3,276,475
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.125%, 08/01/30 (144A) (b)	368,000	366,707
5.750%, 01/15/28 (144A)	623,000	632,347
Security Description	Principal Amount*	Value

Home Builders—(Continued)
Toll Brothers Finance Corp.
4.875%, 11/15/25	130,000	$129,946
		1,129,000
Insurance — 0.2%
Athene Global Funding
2.646%, 10/04/31 (144A)	510,000	441,844
2.717%, 01/07/29 (144A)	45,000	41,949
4.721%, 10/08/29 (144A)	315,000	314,299
CNO Global Funding
4.875%, 12/10/27 (144A)	300,000	302,345
Equitable Financial Life Global Funding
1.800%, 03/08/28 (144A)	160,000	149,522
5.000%, 03/27/30 (144A)	175,000	177,613
Equitable Holdings, Inc.
4.350%, 04/20/28 (b)	70,000	69,867
Lincoln Financial Global Funding
4.625%, 05/28/28 (144A)	280,000	281,733
		1,779,172
Internet — 0.2%
Alphabet, Inc.
4.000%, 05/15/30	220,000	220,165
5.300%, 05/15/65	375,000	367,178
Gen Digital, Inc.
6.250%, 04/01/33 (144A)	600,000	616,105
6.750%, 09/30/27 (144A)	540,000	549,562
		1,753,010
Investment Companies — 0.2%
Ares Capital Corp.
5.800%, 03/08/32	305,000	303,723
ARES Strategic Income Fund
5.800%, 09/09/30 (144A)	745,000	747,603
HPS Corporate Lending Fund
5.850%, 06/05/30 (144A)	475,000	473,949
Sixth Street Lending Partners
6.125%, 07/15/30 (144A)	310,000	315,664
		1,840,939
Lodging — 0.0%
Las Vegas Sands Corp.
5.625%, 06/15/28	280,000	285,610
6.000%, 06/14/30 (b)	230,000	237,285
		522,895
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
4.700%, 11/15/29 (b)	395,000	402,289
Machinery-Diversified — 0.1%
John Deere Capital Corp.
4.250%, 06/05/28	575,000	578,400
Otis Worldwide Corp.
2.565%, 02/15/30	355,000	327,473
See accompanying notes to financial statements.
BHFTII-153

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
Regal Rexnord Corp.
6.050%, 04/15/28 (b)	310,000	$319,450
Westinghouse Air Brake Technologies Corp.
4.900%, 05/29/30 (b)	245,000	248,457
		1,473,780
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, 01/15/29 (b)	75,000	69,074
2.300%, 02/01/32 (b)	95,000	80,156
2.800%, 04/01/31 (b)	385,000	343,302
6.484%, 10/23/45	395,000	391,382
Comcast Corp.
2.887%, 11/01/51	240,000	146,058
2.987%, 11/01/63	157,000	88,279
3.750%, 04/01/40	135,000	112,062
Cox Communications, Inc.
2.600%, 06/15/31 (144A)	190,000	166,284
5.450%, 09/01/34 (144A) (b)	130,000	128,201
5.950%, 09/01/54 (144A)	140,000	129,973
Paramount Global
5.250%, 04/01/44	250,000	199,000
5.850%, 09/01/43	90,000	78,329
6.875%, 04/30/36	220,000	225,294
Sirius XM Radio LLC
4.000%, 07/15/28 (144A)	380,000	364,961
Time Warner Cable LLC
4.500%, 09/15/42	200,000	159,296
		2,681,651
Mining — 0.1%
Glencore Funding LLC
5.371%, 04/04/29 (144A)	260,000	266,587
5.634%, 04/04/34 (144A)	110,000	112,115
6.375%, 10/06/30 (144A)	355,000	381,004
6.500%, 10/06/33 (144A)	160,000	173,506
Rio Tinto Alcan, Inc.
6.125%, 12/15/33	250,000	271,506
Rio Tinto Finance USA PLC
5.000%, 03/14/32 (b)	70,000	71,223
5.875%, 03/14/65	220,000	220,942
		1,496,883
Miscellaneous Manufacturing — 0.0%
Siemens Funding BV
4.600%, 05/28/30 (144A)	200,000	201,999
Oil & Gas — 0.7%
Aker BP ASA
4.000%, 01/15/31 (144A)	390,000	370,414
5.125%, 10/01/34 (144A)	150,000	144,019
5.800%, 10/01/54 (144A)	150,000	136,745
6.000%, 06/13/33 (144A)	150,000	154,645
APA Corp.
6.100%, 02/15/35 (144A)	200,000	196,146
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
APA Corp.
6.750%, 02/15/55 (144A)	135,000	$127,523
BP Capital Markets America, Inc.
4.812%, 02/13/33	120,000	119,840
4.893%, 09/11/33	115,000	115,274
ConocoPhillips Co.
3.800%, 03/15/52	179,000	129,942
4.025%, 03/15/62 (b)	30,000	21,601
5.300%, 05/15/53	90,000	82,999
5.550%, 03/15/54 (b)	65,000	62,120
5.650%, 01/15/65	140,000	133,179
5.700%, 09/15/63	265,000	253,440
Coterra Energy, Inc.
5.400%, 02/15/35	328,000	324,678
5.600%, 03/15/34	72,000	72,611
Diamondback Energy, Inc.
5.550%, 04/01/35	65,000	65,706
5.750%, 04/18/54	95,000	88,181
5.900%, 04/18/64	85,000	78,670
6.250%, 03/15/53	80,000	79,100
Ecopetrol SA
4.625%, 11/02/31	595,000	502,511
7.750%, 02/01/32	465,000	456,980
8.375%, 01/19/36	500,000	482,433
Energean Israel Finance Ltd.
5.875%, 03/30/31 (144A)	230,000	211,600
8.500%, 09/30/33 (144A)	295,000	302,209
Eni SpA
5.500%, 05/15/34 (144A)	255,000	256,874
5.750%, 05/19/35 (144A)	200,000	204,562
EOG Resources, Inc.
5.000%, 07/15/32	175,000	177,128
5.350%, 01/15/36	265,000	268,743
5.650%, 12/01/54	215,000	209,872
EQT Corp.
4.500%, 01/15/29 (144A)	275,000	271,657
Hess Corp.
7.125%, 03/15/33	380,000	430,326
7.300%, 08/15/31	100,000	113,415
Leviathan Bond Ltd.
6.500%, 06/30/27 (144A)	480,000	475,938
Patterson-UTI Energy, Inc.
7.150%, 10/01/33 (b)	360,000	368,631
Saudi Arabian Oil Co.
6.375%, 06/02/55 (144A)	200,000	199,925
TotalEnergies Capital SA
5.425%, 09/10/64	105,000	98,233
5.638%, 04/05/64	350,000	339,289
Var Energi ASA
5.875%, 05/22/30 (144A)	200,000	204,898
		8,332,057
Packaging & Containers — 0.1%
Ball Corp.
6.000%, 06/15/29 (b)	1,550,000	1,589,023
See accompanying notes to financial statements.
BHFTII-154

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pharmaceuticals — 0.1%
Cardinal Health, Inc.
5.000%, 11/15/29	565,000	$575,918
Cencora, Inc.
4.850%, 12/15/29	345,000	350,458
CVS Health Corp.
1.750%, 08/21/30	110,000	95,077
1.875%, 02/28/31	110,000	94,158
2.125%, 09/15/31 (b)	140,000	119,758
3.250%, 08/15/29	65,000	61,778
3.750%, 04/01/30	80,000	76,744
6.750%, 5Y H15 + 2.516%, 12/10/54 (e)	230,000	230,501
		1,604,392
Pipelines — 0.5%
Cheniere Energy Partners LP
5.550%, 10/30/35 (144A)	470,000	473,695
Columbia Pipelines Holding Co. LLC
5.097%, 10/01/31 (144A)	127,000	127,551
5.681%, 01/15/34 (144A)	215,000	217,643
6.042%, 08/15/28 (144A)	345,000	359,218
Columbia Pipelines Operating Co. LLC
5.927%, 08/15/30 (144A)	60,000	63,338
6.036%, 11/15/33 (144A)	35,000	36,725
DT Midstream, Inc.
5.800%, 12/15/34 (144A)	270,000	274,971
Enbridge, Inc.
3.125%, 11/15/29 (b)	220,000	207,827
5.550%, 06/20/35	110,000	111,828
5.625%, 04/05/34	20,000	20,548
Energy Transfer LP
3.750%, 05/15/30	172,000	165,027
5.700%, 04/01/35	335,000	341,229
6.400%, 12/01/30 (b)	235,000	253,246
Enterprise Products Operating LLC
3.300%, 02/15/53	85,000	56,206
4.600%, 01/15/31	195,000	196,483
5.200%, 01/15/36 (b)	60,000	60,406
5.550%, 02/16/55 (b)	180,000	173,651
Galaxy Pipeline Assets Bidco Ltd.
2.940%, 09/30/40 (144A)	322,382	264,080
Hess Midstream Operations LP
4.250%, 02/15/30 (144A)	105,000	100,955
6.500%, 06/01/29 (144A)	290,000	298,239
ONEOK, Inc.
4.400%, 10/15/29	125,000	124,042
4.750%, 10/15/31	75,000	74,256
5.050%, 11/01/34	135,000	131,375
5.850%, 11/01/64 (b)	70,000	64,896
6.050%, 09/01/33	260,000	272,807
6.100%, 11/15/32	105,000	111,042
6.625%, 09/01/53	30,000	31,178
7.150%, 01/15/51	15,000	16,153
Targa Resources Corp.
4.900%, 09/15/30	115,000	115,971
5.550%, 08/15/35	275,000	276,391
5.650%, 02/15/36	65,000	65,611
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Targa Resources Corp.
6.125%, 03/15/33	10,000	$10,539
6.500%, 03/30/34	45,000	48,357
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, 01/15/32	310,000	288,916
Whistler Pipeline LLC
5.400%, 09/30/29 (144A)	15,000	15,172
5.700%, 09/30/31 (144A)	205,000	208,984
5.950%, 09/30/34 (144A)	75,000	75,965
		5,734,521
Real Estate Investment Trusts — 0.1%
American Tower Corp.
2.700%, 04/15/31	370,000	331,798
Cousins Properties LP
5.375%, 02/15/32	320,000	323,330
Crown Castle, Inc.
3.100%, 11/15/29	340,000	318,939
Iron Mountain, Inc.
6.250%, 01/15/33 (144A)	710,000	730,026
		1,704,093
Retail — 0.1%
AutoZone, Inc.
4.750%, 08/01/32	40,000	39,771
4.750%, 02/01/33	60,000	59,355
5.400%, 07/15/34 (b)	65,000	66,555
6.550%, 11/01/33	85,000	93,841
FirstCash, Inc.
4.625%, 09/01/28 (144A) (b)	758,000	744,223
5.625%, 01/01/30 (144A)	585,000	583,329
		1,587,074
Semiconductors — 0.2%
Broadcom, Inc.
4.150%, 02/15/28 (b)	270,000	269,214
5.050%, 07/12/29	140,000	143,363
Foundry JV Holdco LLC
5.500%, 01/25/31 (144A)	200,000	205,139
5.900%, 01/25/33 (144A)	225,000	233,253
Intel Corp.
3.100%, 02/15/60	95,000	53,116
3.250%, 11/15/49	117,000	74,102
3.734%, 12/08/47	555,000	391,542
4.750%, 03/25/50 (b)	35,000	28,554
Marvell Technology, Inc.
2.450%, 04/15/28	170,000	161,536
2.950%, 04/15/31	85,000	77,409
Micron Technology, Inc.
5.650%, 11/01/32	430,000	446,977
Qorvo, Inc.
3.375%, 04/01/31 (144A)	425,000	383,249
See accompanying notes to financial statements.
BHFTII-155

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Semiconductors—(Continued)
QUALCOMM, Inc.
4.750%, 05/20/32	325,000	$328,792
		2,796,246
Software — 0.4%
Fair Isaac Corp.
4.000%, 06/15/28 (144A) (b)	853,000	830,198
MSCI, Inc.
3.625%, 11/01/31 (144A)	355,000	327,083
Open Text Corp.
3.875%, 12/01/29 (144A)	1,260,000	1,186,823
6.900%, 12/01/27 (144A)	220,000	227,768
Open Text Holdings, Inc.
4.125%, 12/01/31 (144A)	130,000	119,693
Oracle Corp.
2.950%, 04/01/30 (b)	100,000	93,385
3.850%, 04/01/60	395,000	272,203
4.100%, 03/25/61	35,000	25,303
5.250%, 02/03/32	65,000	66,676
5.500%, 09/27/64	115,000	104,737
SS&C Technologies, Inc.
5.500%, 09/30/27 (144A)	1,140,000	1,141,000
		4,394,869
Telecommunications — 0.0%
T-Mobile USA, Inc.
2.550%, 02/15/31	45,000	40,285
4.700%, 01/15/35	90,000	87,197
5.050%, 07/15/33	105,000	105,712
5.125%, 05/15/32	115,000	117,276
5.750%, 01/15/34	115,000	120,439
		470,909
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.000%, 07/15/25 (144A)	190,000	189,956
Total Corporate Bonds & Notes (Cost $105,557,530)		105,121,591

Non-Agency Mortgage-Backed Securities—3.8%
Collateralized Mortgage Obligations — 2.0%
Angel Oak Mortgage Trust
0.951%, 07/25/66 (144A) (e)	489,030	423,258
0.985%, 04/25/66 (144A) (e)	210,303	179,882
0.990%, 04/25/53 (144A) (e)	117,533	111,756
1.068%, 05/25/66 (144A) (e)	411,139	350,067
1.820%, 11/25/66 (144A) (e)	370,179	328,923
2.881%, 12/25/66 (144A) (j)	227,598	210,967
Arroyo Mortgage Trust
3.347%, 04/25/49 (144A) (e)	205,467	198,912
BINOM Securitization Trust
2.034%, 06/25/56 (144A) (e)	239,208	215,987
BRAVO Residential Funding Trust
0.941%, 02/25/49 (144A) (e)	109,849	102,675
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
BRAVO Residential Funding Trust
0.970%, 03/25/60 (144A) (e)	73,279	$71,037
COLT Mortgage Loan Trust
0.910%, 06/25/66 (144A) (e)	334,291	287,541
0.956%, 09/27/66 (144A) (e)	613,693	511,637
4.301%, 03/25/67 (144A) (e)	137,465	136,990
CSMC Trust
0.938%, 05/25/66 (144A) (e)	326,405	276,184
1.179%, 02/25/66 (144A) (e)	422,605	378,539
1.841%, 10/25/66 (144A) (e)	407,775	365,792
2.265%, 11/25/66 (144A) (e)	1,035,769	942,008
3.250%, 04/25/47 (144A) (e)	221,386	201,999
4.118%, 12/27/60 (144A) (e)	231,987	231,052
Deephaven Residential Mortgage Trust
0.899%, 04/25/66 (144A) (e)	136,844	120,875
Ellington Financial Mortgage Trust
0.931%, 06/25/66 (144A) (e)	152,101	126,999
2.206%, 01/25/67 (144A) (e)	469,862	407,209
GCAT Trust
1.036%, 05/25/66 (144A) (e)	301,554	257,717
1.091%, 05/25/66 (144A) (e)	380,194	329,606
1.262%, 07/25/66 (144A) (e)	819,607	690,972
1.915%, 08/25/66 (144A) (e)	259,881	240,746
2.885%, 12/27/66 (144A) (e)	792,749	739,588
Imperial Fund Mortgage Trust
3.638%, 03/25/67 (144A) (j)	991,073	947,759
Legacy Mortgage Asset Trust
4.650%, 11/25/60 (144A) (j)	146,658	146,631
5.750%, 04/25/61 (144A) (j)	220,835	220,784
5.750%, 07/25/61 (144A) (j)	300,564	299,607
MetLife Securitization Trust
3.750%, 03/25/57 (144A) (e)	233,036	226,200
MFA Trust
1.029%, 11/25/64 (144A) (e)	209,601	184,574
1.153%, 04/25/65 (144A) (e)	125,608	117,535
New Residential Mortgage Loan Trust
0.941%, 10/25/58 (144A) (e)	94,011	89,507
2.492%, 09/25/59 (144A) (e)	51,595	49,216
3.500%, 08/25/59 (144A) (e)	210,382	199,762
3.750%, 11/26/35 (144A) (e)	198,721	192,357
3.797%, 09/25/57 (144A) (e)	298,435	283,049
4.000%, 03/25/57 (144A) (e)	382,757	369,948
4.000%, 05/25/57 (144A) (e)	218,629	209,890
5.184%, 1M TSFR + 0.864%, 01/25/48 (144A) (e)	227,479	222,628
NMLT Trust
1.185%, 05/25/56 (144A) (e)	614,335	537,543
OBX Trust
1.054%, 07/25/61 (144A) (e)	389,350	318,555
1.072%, 02/25/66 (144A) (e)	409,655	351,847
1.957%, 10/25/61 (144A) (e)	239,038	202,652
2.305%, 11/25/61 (144A) (e)	807,923	722,841
PRET LLC
5.925%, 10/25/54 (144A) (j)	154,333	153,930
PRET Trust
4.150%, 04/25/65 (144A) (j)	660,000	633,733
See accompanying notes to financial statements.
BHFTII-156

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
PRPM LLC
3.750%, 04/25/55 (144A) (j)	947,178	$914,938
5.699%, 11/25/29 (144A) (j)	141,927	142,259
5.867%, 04/25/26 (144A) (j)	380,844	381,204
5.870%, 11/25/29 (144A) (j)	445,281	445,150
6.255%, 05/25/30 (144A) (j)	129,033	129,753
6.414%, 08/25/29 (144A) (j)	872,601	874,791
6.610%, 10/25/25 (144A) (j)	433,046	432,769
RCO VIII Mortgage LLC
6.435%, 05/25/30 (144A) (j)	93,705	94,722
SG Residential Mortgage Trust
3.166%, 03/27/62 (144A) (e)	489,605	452,759
STAR Trust
1.219%, 05/25/65 (144A) (e)	242,505	226,890
Starwood Mortgage Residential Trust
0.943%, 05/25/65 (144A) (e)	84,091	78,744
1.920%, 11/25/66 (144A) (e)	612,220	542,119
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (e)	1,111,788	968,016
Verus Securitization Trust
0.918%, 02/25/64 (144A) (e)	174,876	161,703
0.938%, 07/25/66 (144A) (e)	277,493	230,248
1.031%, 02/25/66 (144A) (e)	146,286	129,821
1.046%, 06/25/66 (144A) (e)	1,186,711	1,041,182
1.824%, 11/25/66 (144A) (e)	407,149	371,786
1.829%, 10/25/66 (144A) (j)	1,020,676	917,007
4.130%, 02/25/67 (144A) (j)	145,917	139,528
		23,794,855
Commercial Mortgage-Backed Securities — 1.8%
280 Park Avenue Mortgage Trust
6.731%, 1M TSFR + 2.419%, 09/15/34 (144A) (e)	460,000	442,750
Bank
0.694%, 11/15/62 (d) (e)	4,464,091	99,882
0.750%, 11/15/62 (d) (e)	2,213,566	55,476
0.799%, 12/15/52 (d) (e)	3,590,491	91,056
0.842%, 11/15/50 (d) (e)	6,645,651	90,240
0.894%, 11/15/54 (d) (e)	760,280	11,791
0.924%, 09/15/62 (d) (e)	3,951,747	115,554
1.026%, 05/15/62 (d) (e)	2,823,087	79,463
1.205%, 02/15/56 (d) (e)	1,355,262	74,971
1.352%, 10/15/57 (d) (e)	3,216,082	267,283
1.875%, 03/15/63 (d) (e)	4,828,113	352,035
3.688%, 02/15/61	1,700,000	1,668,195
Bank5
1.258%, 12/15/56 (d) (e)	880,923	25,806
BBCMS Mortgage Trust
1.083%, 04/15/53 (d) (e)	1,280,000	54,696
1.356%, 02/15/62 (d) (e)	1,788,989	152,796
1.610%, 02/15/50 (d) (e)	4,239,044	69,430
1.864%, 02/15/57 (d) (e)	2,027,584	199,770
3.662%, 04/15/55 (e)	230,000	211,074
Benchmark Mortgage Trust
0.618%, 07/15/51 (d) (e)	3,700,214	39,252
0.667%, 01/15/51 (d) (e)	1,567,873	16,966
1.203%, 08/15/52 (d) (e)	1,839,254	51,657
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Benchmark Mortgage Trust
1.383%, 03/15/62 (d) (e)	5,019,440	$191,582
1.615%, 01/15/54 (d) (e)	2,338,697	153,695
1.923%, 07/15/53 (d) (e)	1,209,030	59,852
3.882%, 02/15/51 (e)	795,000	779,572
4.016%, 03/15/52	630,000	613,241
BOCA Commercial Mortgage Trust
6.652%, 1M TSFR + 2.340%, 08/15/41 (144A) (e)	455,000	456,422
BPR Trust
5.850%, 11/05/41 (144A) (e)	220,000	223,315
7.544%, 1M TSFR + 3.232%, 08/15/39 (144A) (e)	575,000	575,098
BWAY Trust
7.710%, 05/05/42 (144A) (e)	635,000	658,887
BX Trust
7.351%, 1M TSFR + 3.039%, 03/15/41 (144A) (e)	86,000	86,000
COMM Mortgage Trust
1.289%, 10/15/45 (d) (e)	68,890	1,069
2.819%, 01/10/39 (144A)	205,000	194,907
4.084%, 01/10/39 (144A) (e)	210,000	193,710
CSAIL Commercial Mortgage Trust
0.420%, 06/15/57 (d) (e)	1,094,866	6
0.984%, 11/15/48 (d) (e)	518,587	229
2.015%, 01/15/49 (d) (e)	1,387,444	6,556
DBJPM Mortgage Trust
1.822%, 09/15/53 (d) (e)	919,707	39,319
DC Trust
5.934%, 04/13/40 (144A) (e)	200,000	202,143
7.286%, 04/13/40 (144A) (e)	100,000	99,924
FS Trust
6.403%, 1M TSFR + 2.091%, 08/15/39 (144A) (e)	100,000	100,000
GS Mortgage Securities Corp. II
5.887%, 03/10/41 (144A) (e)	615,000	615,900
GS Mortgage Securities Corp. Trust
2.954%, 11/05/34 (144A)	1,154,069	995,603
GS Mortgage Securities Trust
Zero Coupon, 07/10/46 (d) (e)	370,089	4
0.086%, 08/10/44 (144A) (d) (e)	88,707	57
5.099%, 04/10/47 (144A) (e)	421,315	331,369
HIH Trust
6.653%, 1M TSFR + 2.341%, 10/15/41 (144A) (e)	192,124	192,124
HTL Commercial Mortgage Trust
6.774%, 05/10/39 (144A) (e)	280,000	282,339
7.324%, 05/10/39 (144A) (e)	150,000	151,750
JP Morgan Chase Commercial Mortgage Securities Trust
2.812%, 01/16/37 (144A)	305,000	272,978
3.691%, 12/15/47 (144A) (e)	130,000	105,059
JPMBB Commercial Mortgage Securities Trust
0.506%, 09/15/47 (d) (e)	412,858	4
Morgan Stanley Bank of America Merrill Lynch Trust
0.945%, 10/15/48 (d) (e)	383,220	8
Morgan Stanley Capital I Trust
1.448%, 06/15/50 (d) (e)	1,339,799	21,393
3.912%, 09/09/32 (144A)	1,140,000	1,009,528
5.106%, 07/15/49 (144A) (e)	265,000	243,103
5.230%, 10/12/52 (144A) (e)	13,985	4,207
See accompanying notes to financial statements.
BHFTII-157

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Natixis Commercial Mortgage Securities Trust
4.932%, 06/17/38 (144A) (e)	165,000	$160,001
NYC Commercial Mortgage Trust
6.004%, 1M TSFR + 1.692%, 02/15/42 (144A) (e)	840,000	832,650
RFR Trust
5.562%, 03/11/41 (144A) (e)	795,875	810,989
5.863%, 03/11/41 (144A) (e)	730,000	742,060
SG Commercial Mortgage Securities Trust
2.632%, 03/15/37 (144A)	1,230,000	1,148,022
SHR Trust
6.762%, 1M TSFR + 2.450%, 10/15/41 (144A) (e)	1,445,000	1,444,097
TEXAS Commercial Mortgage Trust
5.905%, 1M TSFR + 1.593%, 04/15/42 (144A) (e)	145,000	144,638
UBS Commercial Mortgage Trust
1.204%, 08/15/50 (d) (e)	656,341	10,856
Wells Fargo Commercial Mortgage Trust
0.983%, 09/15/57 (d) (e)	3,707,144	77
2.942%, 10/15/49	890,000	873,426
4.041%, 05/15/48 (e)	80,000	77,386
WFRBS Commercial Mortgage Trust
5.000%, 06/15/44 (144A) (e)	105,000	87,256
Willowbrook Mall
5.867%, 03/05/35 (144A) (e)	335,000	346,035
6.278%, 03/05/35 (144A) (e)	790,000	807,481
		20,516,070
Total Non-Agency Mortgage-Backed Securities (Cost $50,460,677)		44,310,925

Asset-Backed Securities—2.7%
Asset-Backed - Automobile — 0.3%
Avis Budget Rental Car Funding AESOP LLC
5.580%, 12/20/30 (144A)	170,000	174,084
Credit Acceptance Auto Loan Trust
4.680%, 09/15/34 (144A)	640,000	642,183
Exeter Automobile Receivables Trust
6.110%, 09/15/27	23,150	23,172
GLS Auto Receivables Issuer Trust
4.890%, 04/16/29 (144A)	380,000	381,412
4.980%, 07/16/29 (144A)	620,000	624,278
GLS Auto Select Receivables Trust
4.810%, 09/15/31 (144A)	981,000	980,740
Hertz Vehicle Financing III LLC
5.130%, 09/25/31 (144A)	310,000	310,900
Santander Drive Auto Receivables Trust
4.980%, 02/15/28	95,011	95,057
Securitized Term Auto Receivables Trust
4.925%, 12/29/32 (144A)	490,000	491,133
SFS Auto Receivables Securitization Trust
5.710%, 01/22/30 (144A)	245,000	250,712
		3,973,671
Asset-Backed - Other — 2.3%
AASET Trust
3.351%, 01/16/40 (144A)	50,772	49,307
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Affirm Master Trust
4.670%, 07/15/33 (144A)	590,000	$591,963
Aligned Data Centers Issuer LLC
6.000%, 08/17/48 (144A)	545,000	550,158
Benefit Street Partners CLO XXXI Ltd.
6.032%, 3M TSFR + 1.750%, 04/25/38 (144A) (e)	575,000	576,679
Blue Owl Asset Leasing Trust LLC
5.410%, 03/15/30 (144A)	100,000	101,000
CF Hippolyta Issuer LLC
1.530%, 03/15/61 (144A)	94,245	90,675
1.690%, 07/15/60 (144A)	224,107	221,709
1.990%, 07/15/60 (144A)	240,657	222,444
5.970%, 08/15/62 (144A)	142,661	143,023
Commercial Equipment Finance LLC
5.970%, 07/16/29 (144A)	263,469	266,026
Domino's Pizza Master Issuer LLC
2.662%, 04/25/51 (144A)	505,700	471,838
3.668%, 10/25/49 (144A)	316,800	301,810
4.116%, 07/25/48 (144A)	663,250	661,146
4.328%, 07/25/48 (144A)	473,750	469,907
Elmwood CLO 23 Ltd.
6.079%, 3M TSFR + 1.750%, 04/16/36 (144A) (e)	530,000	531,063
FirstKey Homes Trust
4.145%, 05/19/39 (144A)	284,300	282,425
4.250%, 07/17/39 (144A)	1,162,230	1,156,574
Golub Capital Partners CLO 68B Ltd.
7.082%, 3M TSFR + 2.800%, 07/25/36 (144A) (e)	460,000	461,125
Knollwood CDO Ltd.
10.700%, PRIME + 3.200%, 01/10/39 (144A) (e)	1,023,441	102
MF1 Ltd.
6.068%, 1M TSFR + 1.750%, 02/19/37 (144A) (e)	685,000	682,622
New Economy Assets - Phase 1 Sponsor LLC
1.910%, 10/20/61 (144A)	465,000	437,792
NRZ Excess Spread-Collateralized Notes
3.844%, 12/25/25 (144A)	47,441	46,964
Post Road Equipment Finance LLC
4.900%, 05/15/31 (144A)	165,000	165,910
5.040%, 05/15/31 (144A)	140,000	141,785
PRET LLC
5.744%, 06/25/55 (144A) (j)	1,150,000	1,150,078
5.963%, 09/25/54 (144A) (j)	112,772	112,894
Progress Residential Trust
1.510%, 10/17/38 (144A)	793,832	769,724
3.200%, 04/17/39 (144A)	268,083	261,582
3.400%, 02/17/42 (144A) (j)	645,000	611,131
4.438%, 05/17/41 (144A)	753,344	751,557
4.451%, 06/17/39 (144A)	206,236	206,016
4.750%, 10/27/39 (144A)	343,936	345,417
Retained Vantage Data Centers Issuer LLC
5.000%, 09/15/48 (144A)	845,000	837,886
RR 23 Ltd.
5.967%, 3M TSFR + 1.650%, 07/15/37 (144A) (e)	1,110,000	1,110,000
6.906%, 3M TSFR + 2.650%, 10/15/35 (144A) (e)	1,110,000	1,109,445
RR 26 Ltd.
5.756%, 3M TSFR + 1.500%, 04/15/38 (144A) (e)	520,000	520,625
See accompanying notes to financial statements.
BHFTII-158

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Sabey Data Center Issuer LLC
6.000%, 04/20/49 (144A)	135,000	$136,722
Sapphire Aviation Finance II Ltd.
3.228%, 03/15/40 (144A)	127,220	121,503
SCF Equipment Trust LLC
5.110%, 11/21/33 (144A)	365,000	372,328
Sound Point CLO XXIX Ltd.
5.613%, 3M TSFR + 1.332%, 04/25/34 (144A) (e)	1,300,000	1,301,756
Stack Infrastructure Issuer LLC
5.900%, 07/25/48 (144A)	480,000	483,944
5.900%, 03/25/49 (144A)	265,000	269,390
Stream Innovations Issuer Trust
5.050%, 09/15/45 (144A)	370,000	372,659
Summit Issuer LLC
2.290%, 12/20/50 (144A)	320,000	315,482
Taco Bell Funding LLC
2.294%, 08/25/51 (144A)	1,889,348	1,718,016
Texas Debt Capital CLO Ltd.
5.925%, 3M TSFR + 1.650%, 07/20/38 (144A) (e)	635,000	635,000
Tricon Residential Trust
5.412%, 1M TSFR + 1.100%, 03/17/42 (144A) (e)	479,176	479,251
VB-S1 Issuer LLC
5.590%, 05/15/54 (144A)	550,000	557,083
Venture 42 CLO Ltd.
5.648%, 3M TSFR + 1.392%, 04/15/34 (144A) (e)	1,300,000	1,300,885
VOLT XCIV LLC
6.240%, 02/27/51 (144A) (j)	40,154	40,137
Wendy's Funding LLC
2.775%, 06/15/51 (144A)	1,358,391	1,201,074
3.884%, 03/15/48 (144A)	402,282	392,445
Wingstop Funding LLC
2.841%, 12/05/50 (144A)	315,200	298,725
5.858%, 12/05/54 (144A)	235,000	239,376
Zayo Issuer LLC
5.648%, 03/20/55 (144A)	630,000	643,147
		27,289,325
Asset-Backed - Student Loan — 0.1%
Navient Private Education Refi Loan Trust
1.110%, 02/18/70 (144A)	350,254	310,159
5.510%, 10/15/71 (144A)	436,659	446,226
		756,385
Total Asset-Backed Securities (Cost $32,460,507)		32,019,381

Foreign Government—0.9%
Sovereign — 0.9%
Bermuda Government International Bonds
2.375%, 08/20/30 (144A)	200,000	177,460
5.000%, 07/15/32 (144A)	405,000	399,127
Bulgaria Government International Bonds
1.375%, 09/23/50 (EUR)	225,000	157,542
4.875%, 05/13/36 (EUR)	315,000	411,607
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Colombia Government International Bonds
5.000%, 06/15/45	800,000	$539,003
8.375%, 11/07/54	200,000	189,810
Costa Rica Government International Bonds
6.550%, 04/03/34 (144A)	280,000	291,978
Hungary Government International Bonds
1.625%, 04/28/32 (EUR)	685,000	702,188
5.375%, 09/26/30 (144A)	200,000	201,798
6.000%, 09/26/35 (144A)	230,000	231,153
Indonesia Government International Bonds
1.100%, 03/12/33 (EUR)	800,000	787,495
Israel Government International Bonds
2.750%, 07/03/30	200,000	181,003
5.375%, 02/19/30	440,000	448,395
Ivory Coast Government International Bonds
4.875%, 01/30/32 (EUR)	460,000	485,248
Mexico Government International Bonds
3.500%, 02/12/34	200,000	167,600
4.750%, 04/27/32	200,000	189,982
4.750%, 03/08/44	4,000	3,145
6.000%, 05/07/36	1,040,000	1,026,376
6.338%, 05/04/53	200,000	183,120
6.400%, 05/07/54	200,000	183,800
6.625%, 01/29/38	250,000	253,750
6.875%, 05/13/37	275,000	286,633
7.375%, 05/13/55	465,000	479,294
North Macedonia Government International Bonds
3.675%, 06/03/26 (144A) (EUR)	515,000	607,050
Peru Government International Bonds
5.375%, 02/08/35	180,000	179,671
5.875%, 08/08/54	235,000	226,394
Philippines Government International Bonds
1.200%, 04/28/33 (EUR)	255,000	253,068
1.750%, 04/28/41 (EUR)	300,000	251,361
Romania Government International Bonds
2.625%, 12/02/40 (144A) (EUR)	635,000	464,641
2.750%, 04/14/41 (EUR)	1,310,000	961,695
5.750%, 03/24/35 (144A)	80,000	73,891
5.875%, 01/30/29 (144A)	96,000	96,642
7.500%, 02/10/37 (144A)	110,000	114,191
Total Foreign Government (Cost $12,242,820)		11,206,111

Municipals—0.4%
Chicago Board of Education, General Obligation Unlimited
6.138%, 12/01/39	325,000	301,359
6.319%, 11/01/29	315,000	310,150
Metropolitan Transportation Authority
4.750%, 11/15/45	505,000	492,016
5.175%, 11/15/49	55,000	49,261
New York Transportation Development Corp.
4.248%, 09/01/35	870,000	851,688
Philadelphia Authority for Industrial Development
6.550%, 10/15/28	1,235,000	1,311,925
See accompanying notes to financial statements.
BHFTII-159

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Municipals—(Continued)
Security Description	Principal Amount*/ Shares	Value

State Board of Administration Finance Corp.
1.258%, 07/01/25	975,000	$975,000
Total Municipals (Cost $4,426,603)		4,291,399

Floating Rate Loan (k)—0.0%
Oil & Gas — 0.0%
Paragon Offshore Finance Co.
Term Loan B, 07/18/22 (l) (m) (n) (Cost $587)	587	0

Short-Term Investments—1.2%
Repurchase Agreement—1.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $14,170,966; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $14,453,177	14,169,687	14,169,687
Total Short-Term Investments (Cost $14,169,687)		14,169,687

Securities Lending Reinvestments (o)—2.4%
Short-Term Investment Funds—0.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.220% (p)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.190% (p)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.260% (p)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.230% (p)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.270% (p)	1,000,000	1,000,000
		5,000,000

Repurchase Agreements—1.7%
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $3,000,364; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $3,060,000	3,000,000	3,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $3,000,365; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $3,060,372	3,000,000	3,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $1,024,903; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $1,045,567	1,000,000	1,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $2,078,931; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $2,120,253	2,078,679	$2,078,679
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $3,000,368; collateralized by various Common Stock with an aggregate market value of $3,300,000	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $2,001,773; collateralized by various Common Stock with an aggregate market value of $2,230,246	2,000,000	2,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $2,000,243; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $2,040,001	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $4,000,493; collateralized by various Common Stock with an aggregate market value of $4,450,475	4,000,000	4,000,000
		20,078,679
Time Deposits—0.3%
Banco Santander SA
4.320%, 07/01/25	1,000,000	1,000,000
Credit Agricole Corp. and Investment Bank
4.320%, 07/01/25	1,000,000	1,000,000
First Abu Dhabi Bank USA NV
4.320%, 07/01/25	1,000,000	1,000,000
		3,000,000
Total Securities Lending Reinvestments (Cost $28,078,679)		28,078,679
Total Investments—108.0% (Cost $1,183,189,899)		1,272,438,582
Other assets and liabilities (net)—(8.0)%		(94,206,446)
Net Assets—100.0%		$1,178,232,136

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $33,294,930 and the collateral received consisted of cash in the amount of $28,078,679 and non-cash collateral with a value of $6,112,164. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is

See accompanying notes to financial statements.
BHFTII-160

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
excluded from the Statement of Assets and Liabilities.
(c)	Principal only security.
(d)	Interest only security.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(f)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2025, the market value of securities pledged was $1,876,715.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2025, the market value of securities pledged was $1,785,496.
(i)	Principal amount of security is adjusted for inflation.
(j)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(k)	Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(l)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(m)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.0% of net assets.
(n)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(o)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(p)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$118,669,936, which is 10.1% of net assets.

TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Government National Mortgage Association, TBA	3.000%	TBA	$(350,000)	$(305,429)	$(309,526)
Government National Mortgage Association, TBA	3.500%	TBA	(1,455,000)	(1,302,397)	(1,322,644)
Government National Mortgage Association, TBA	4.000%	TBA	(175,000)	(160,636)	(162,684)
Government National Mortgage Association, TBA	4.500%	TBA	(270,000)	(267,823)	(258,406)
Uniform Mortgage-Backed Security, TBA	1.500%	TBA	(75,000)	(54,700)	(56,366)
Uniform Mortgage-Backed Security, TBA	2.500%	TBA	(2,845,000)	(2,319,650)	(2,358,421)
Uniform Mortgage-Backed Security, TBA	3.000%	TBA	(2,179,000)	(1,875,121)	(1,911,624)
Uniform Mortgage-Backed Security, TBA	3.500%	TBA	(1,100,000)	(976,348)	(990,226)
Uniform Mortgage-Backed Security, TBA	4.000%	TBA	(6,485,000)	(5,926,713)	(6,029,278)
Uniform Mortgage-Backed Security, TBA	4.500%	TBA	(363,000)	(382,191)	(382,003)
Totals				$(13,571,008)	$(13,781,178)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$773,777,108	$358,150,383	$768 ,388,328	$406,988,254
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2025 were as follows:
Purchases	Sales
$743,289,200	$737,622,543
See accompanying notes to financial statements.
BHFTII-161

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(23,270,569)	$—	$—	$—	$(23,270,569)
Corporate Bonds & Notes	(4,041,710)	—	—	—	(4,041,710)
U.S. Treasury & Government Agencies	(766,400)	—	—	—	(766,400)
Total Borrowings	$(28,078,679)	$—	$—	$—	$(28,078,679)
Gross amount of recognized liabilities for securities lending transactions					$(28,078,679)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	829,000	GSI	09/17/25	USD	145,349	$4,347
EUR	138,000	NWM	09/17/25	USD	160,798	2,586

Contracts to Deliver
BRL	829,000	MSIP	09/17/25	USD	145,592	(4,104)
EUR	5,326,000	DBAG	09/17/25	USD	6,123,781	(181,894)
Net Unrealized Depreciation						$(179,065)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/15/25	120	AUD	13,754,311	$73,021
Canada Government Bond 10 Year Futures	09/18/25	176	CAD	21,472,000	97,795
U.S. Treasury Note 2 Year Futures	09/30/25	144	USD	29,955,375	49,091
U.S. Treasury Note 5 Year Futures	09/30/25	378	USD	41,202,000	509,661
U.S. Treasury Note Ultra 10 Year Futures	09/19/25	3	USD	342,797	1,739
U.S. Treasury Ultra Long Bond Futures	09/19/25	53	USD	6,313,625	209,393

Futures Contracts—Short
Euro-BTP Bond Futures	09/08/25	(43)	EUR	(5,203,000)	(9,468)
Euro-Bund Futures	09/08/25	(2)	EUR	(260,300)	1,383
Euro-Buxl 30 Year Bond Futures	09/08/25	(15)	EUR	(1,781,100)	42,391
Euro-OAT Futures	09/08/25	(59)	EUR	(7,306,560)	65,395
U.S. Treasury Long Bond Futures	09/19/25	(135)	USD	(15,588,281)	(556,021)
U.S. Treasury Note 10 Year Futures	09/19/25	(190)	USD	(21,303,750)	(273,082)
Net Unrealized Appreciation					$211,298
See accompanying notes to financial statements.
BHFTII-162

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	2.880%	Annually	03/17/53	USD	1,610,000	$287,085	$17,307	$269,778
Receive	12M SOFR	Annually	2.970%	Annually	03/17/53	USD	2,325,000	379,210	4,419	374,791
Receive	12M SOFR	Annually	3.250%	Annually	06/23/53	USD	860,000	99,598	(8,257)	107,855
Receive	12M SOFR	Annually	3.590%	Annually	09/22/53	USD	2,955,000	171,454	12,422	159,032
Receive	12M SOFR	Annually	3.704%	Annually	05/31/29	USD	3,275,000	(37,432)	—	(37,432)
Receive	12M SOFR	Annually	4.160%	Annually	03/20/45	USD	8,460,000	(227,671)	(16,320)	(211,351)
Totals								$672,244	$9,571	$662,673
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$6,933	Unrealized depreciation on forward foreign currency exchange contracts	$185,998
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	911,456	Unrealized depreciation on centrally cleared swap contracts (a) (b)	248,783
	Unrealized appreciation on futures contracts (b) (c)	1,049,869	Unrealized depreciation on futures contracts (b) (c)	838,571
Total		$1,968,258		$1,273,352

(a)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Goldman Sachs International	$4,347	$—	$—	$4,347
NatWest Markets PLC	2,586	—	—	2,586
	$6,933	$—	$—	$6,933
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2025.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Deutsche Bank AG	$181,894	$—	$—	$181,894
Morgan Stanley & Co. International PLC	4,104	—	—	4,104
	$185,998	$—	$—	$185,998

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
See accompanying notes to financial statements.
BHFTII-163

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(611,409)	$(611,409)
Futures contracts	(1,381,571)	106,782	—	(1,274,789)
Swap contracts	35,179	—	—	35,179
	$(1,346,392)	$106,782	$(611,409)	$(1,851,019)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(349,460)	$(349,460)
Futures contracts	310,741	22,762	—	333,503
Swap contracts	(351,260)	—	—	(351,260)
	$(40,519)	$22,762	$(349,460)	$(367,217)
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$9,629,359
Futures contracts long	62,273,453
Futures contracts short	(64,415,977)
Swap contracts	20,297,500

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$716,833,611	$—	$—	$716,833,611
Total Agency Sponsored Mortgage-Backed Securities*	—	184,759,797	—	184,759,797
Total U.S. Treasury & Government Agencies*	—	131,647,401	—	131,647,401
Total Corporate Bonds & Notes*	—	105,121,591	—	105,121,591
Total Non-Agency Mortgage-Backed Securities*	—	44,310,925	—	44,310,925
Total Asset-Backed Securities*	—	32,019,381	—	32,019,381
Total Foreign Government*	—	11,206,111	—	11,206,111
Total Municipals*	—	4,291,399	—	4,291,399
Total Floating Rate Loans*	—	—	0	0
Total Short-Term Investments*	—	14,169,687	—	14,169,687
Securities Lending Reinvestments
Short-Term Investment Funds	5,000,000	—	—	5,000,000
Repurchase Agreements	—	20,078,679	—	20,078,679
Time Deposits	—	3,000,000	—	3,000,000
Total Securities Lending Reinvestments	5,000,000	23,078,679	—	28,078,679
Total Investments	$721,833,611	$550,604,971	$0	$1,272,438,582
Collateral for Securities Loaned (Liability)	$—	$(28,078,679)	$—	$(28,078,679)
TBA Forward Sales Commitments (Liability)	$—	$(13,781,178)	$—	$(13,781,178)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$6,933	$—	$6,933
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(185,998)	—	(185,998)
Total Forward Contracts	$—	$(179,065)	$—	$(179,065)
See accompanying notes to financial statements.
BHFTII-164

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,049,869	$—	$—	$1,049,869
Futures Contracts (Unrealized Depreciation)	(838,571)	—	—	(838,571)
Total Futures Contracts	$211,298	$—	$—	$211,298
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$911,456	$—	$911,456
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(248,783)	—	(248,783)
Total Centrally Cleared Swap Contracts	$—	$662,673	$—	$662,673

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
See accompanying notes to financial statements.
BHFTII-165

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,272,438,582
Cash	1,832,604
Cash denominated in foreign currencies (c)	1,078,436
Unrealized appreciation on forward foreign currency exchange contracts	6,933
Receivable for:
Investments sold	3,016,968
TBA securities sold (d)	24,436,891
Fund shares sold	294,621
Dividends and interest	3,722,967
Prepaid expenses	9,255
Total Assets	1,306,837,257
Liabilities
TBA Forward sale commitments, at value	13,781,178
Unrealized depreciation on forward foreign currency exchange contracts	185,998
Collateral for securities loaned	28,078,679
Payable for:
Investments purchased	10,082,287
TBA securities purchased (d)	74,717,325
Fund shares redeemed	474,022
Variation margin on futures contracts	53,740
Variation margin on centrally cleared swap contracts	113,335
Accrued Expenses:
Management fees	414,967
Distribution and service fees	12,063
Deferred trustees’ fees	214,900
Other expenses	476,627
Total Liabilities	128,605,121
Net Assets	$1,178,232,136
Net Assets Consist of:
Paid in surplus	$1,049,941,393
Distributable earnings (Accumulated losses)	128,290,743
Net Assets	$1,178,232,136
Net Assets
Class A	$1,110,579,701
Class B	47,621,932
Class E	20,030,503
Capital Shares Outstanding*
Class A	63,201,780
Class B	2,737,124
Class E	1,143,205
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$17.57
Class B	17.40
Class E	17.52

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,183,189,899.
(b)	Includes securities loaned at value of $33,294,930.
(c)	Identified cost of cash denominated in foreign currencies was $1,054,770.
(d)	Included within TBA securities sold is $17,721,807 related to TBA forward sale commitments and included within TBA securities purchased is $4,132,568 related to TBA forward sale commitments.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$3,548,319
Interest	10,111,406
Securities lending income	29,114
Total investment income	13,688,839
Expenses
Management fees	2,660,919
Administration fees	37,998
Custodian and accounting fees	114,973
Distribution and service fees—Class B	58,439
Distribution and service fees—Class E	14,750
Audit and tax services	56,287
Legal	22,722
Trustees’ fees and expenses	20,044
Shareholder reporting	49,191
Insurance	4,989
Miscellaneous	12,206
Total expenses	3,052,518
Less management fee waiver	(153,709)
Less broker commission recapture	(2,680)
Net expenses	2,896,129
Net Investment Income	10,792,710
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	35,679,960
Futures contracts	(1,274,789)
Swap contracts	35,179
Foreign currency transactions	106,572
Forward foreign currency transactions	(611,409)
Net realized gain (loss)	33,935,513
Net change in unrealized appreciation (depreciation) on:
Investments	5,089,216
Futures contracts	333,503
Swap contracts	(351,260)
Foreign currency transactions	38,740
Forward foreign currency transactions	(349,460)
Net change in unrealized appreciation (depreciation)	4,760,739
Net realized and unrealized gain (loss)	38,696,252
Net Increase (Decrease) in Net Assets From Operations	$49,488,962

(a)	Net of foreign withholding taxes of $22,557.
See accompanying notes to financial statements.
BHFTII-166

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$10,792,710	$22,616,342
Net realized gain (loss)	33,935,513	135,747,022
Net change in unrealized appreciation (depreciation)	4,760,739	(4,196,991)
Increase (decrease) in net assets from operations	49,488,962	154,166,373
From Distributions to Shareholders
Class A	(148,760,584)	(56,610,273)
Class B	(6,374,619)	(2,393,952)
Class E	(2,662,775)	(1,104,022)
Total distributions	(157,797,978)	(60,108,247)
Increase (decrease) in net assets from capital share transactions	97,696,982	(68,316,721)
Total increase (decrease) in net assets	(10,612,034)	25,741,405
Net Assets
Beginning of period	1,188,844,170	1,163,102,765
End of period	$1,178,232,136	$1,188,844,170

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	342,108	$6,501,774	738,482	$14,084,342
Reinvestments	8,643,846	148,760,584	3,041,928	56,610,273
Redemptions	(3,276,849)	(62,509,452)	(6,877,809)	(130,686,717)
Net increase (decrease)	5,709,105	$92,752,906	(3,097,399)	$(59,992,102)
Class B
Sales	63,789	$1,215,227	129,138	$2,420,789
Reinvestments	374,097	6,374,619	129,753	2,393,952
Redemptions	(214,569)	(4,036,385)	(489,678)	(9,209,942)
Net increase (decrease)	223,317	$3,553,461	(230,787)	$(4,395,201)
Class E
Sales	8,417	$163,987	33,359	$632,386
Reinvestments	155,173	2,662,775	59,484	1,104,022
Redemptions	(76,085)	(1,436,147)	(300,017)	(5,665,826)
Net increase (decrease)	87,505	$1,390,615	(207,174)	$(3,929,418)
Increase (decrease) derived from capital shares transactions		$97,696,982		$(68,316,721)
See accompanying notes to financial statements.
BHFTII-167

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.48	$18.01	$15.70	$22.57	$22.09	$20.12
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.18	0.36	0.32	0.30	0.27	0.31
Net realized and unrealized gain (loss)	0.62	2.09	2.48	(4.19)	2.66	3.02
Total income (loss) from investment operations	0.80	2.45	2.80	(3.89)	2.93	3.33
Less Distributions
Distributions from net investment income	(0.45)	(0.36)	(0.36)	(0.34)	(0.43)	(0.46)
Distributions from net realized capital gains	(2.26)	(0.62)	(0.13)	(2.64)	(2.02)	(0.90)
Total distributions	(2.71)	(0.98)	(0.49)	(2.98)	(2.45)	(1.36)
Net Asset Value, End of Period	$17.57	$19.48	$18.01	$15.70	$22.57	$22.09
Total Return (%) (b)	4.41 (c)	13.86	18.10	(17.08)	14.02	17.72
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.52 (d)	0.52	0.53	0.52	0.51	0.53
Net ratio of expenses to average net assets (%) (e) (f)	0.49 (d)	0.49	0.50	0.49	0.48	0.50
Ratio of net investment income (loss) to average net assets (%)	1.90 (d)	1.90	1.94	1.67	1.21	1.57
Portfolio turnover rate (%)	94 (c)(g)	197 (g)	211 (g)	214 (g)	250 (g)	298 (g)
Net assets, end of period (in millions)	$1,110.6	$1,119.9	$1,091.4	$1,018.8	$1,344.5	$1,280.5

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.29	$17.85	$15.55	$22.37	$21.92	$19.97
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.15	0.31	0.28	0.25	0.21	0.26
Net realized and unrealized gain (loss)	0.62	2.07	2.47	(4.15)	2.64	3.00
Total income (loss) from investment operations	0.77	2.38	2.75	(3.90)	2.85	3.26
Less Distributions
Distributions from net investment income	(0.40)	(0.32)	(0.32)	(0.28)	(0.38)	(0.41)
Distributions from net realized capital gains	(2.26)	(0.62)	(0.13)	(2.64)	(2.02)	(0.90)
Total distributions	(2.66)	(0.94)	(0.45)	(2.92)	(2.40)	(1.31)
Net Asset Value, End of Period	$17.40	$19.29	$17.85	$15.55	$22.37	$21.92
Total Return (%) (b)	4.29 (c)	13.54	17.88	(17.31)	13.73	17.45
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77 (d)	0.77	0.78	0.77	0.76	0.78
Net ratio of expenses to average net assets (%) (e) (f)	0.74 (d)	0.74	0.75	0.74	0.73	0.75
Ratio of net investment income (loss) to average net assets (%)	1.65 (d)	1.66	1.69	1.41	0.96	1.32
Portfolio turnover rate (%)	94 (c)(g)	197 (g)	211 (g)	214 (g)	250 (g)	298 (g)
Net assets, end of period (in millions)	$47.6	$48.5	$49.0	$46.6	$67.4	$67.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-168

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.41	$17.95	$15.65	$22.50	$22.03	$20.07
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.33	0.30	0.27	0.24	0.28
Net realized and unrealized gain (loss)	0.63	2.08	2.47	(4.18)	2.65	3.01
Total income (loss) from investment operations	0.79	2.41	2.77	(3.91)	2.89	3.29
Less Distributions
Distributions from net investment income	(0.42)	(0.33)	(0.34)	(0.30)	(0.40)	(0.43)
Distributions from net realized capital gains	(2.26)	(0.62)	(0.13)	(2.64)	(2.02)	(0.90)
Total distributions	(2.68)	(0.95)	(0.47)	(2.94)	(2.42)	(1.33)
Net Asset Value, End of Period	$17.52	$19.41	$17.95	$15.65	$22.50	$22.03
Total Return (%) (b)	4.35 (c)	13.67	17.98	(17.26)	13.86	17.53
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.67 (d)	0.67	0.68	0.67	0.66	0.68
Net ratio of expenses to average net assets (%) (e) (f)	0.64 (d)	0.64	0.65	0.64	0.63	0.65
Ratio of net investment income (loss) to average net assets (%)	1.75 (d)	1.75	1.79	1.52	1.06	1.42
Portfolio turnover rate (%)	94 (c)(g)	197 (g)	211 (g)	214 (g)	250 (g)	298 (g)
Net assets, end of period (in millions)	$20.0	$20.5	$22.7	$22.2	$30.2	$30.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for the six months ended June 30, 2025 and for each of the years ended December 31,
2024 through 2020 (see Note 5 of the Notes to Financial Statements).

(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 34%, 64%, 60%, 57%, 62%, and 77% for the six months ended June 30,
2025 and for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.

See accompanying notes to financial statements.
BHFTII-169

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.8%
General Dynamics Corp.	41,202	$12,016,975
Lockheed Martin Corp.	62,613	28,998,585
Northrop Grumman Corp.	134,957	67,475,801
		108,491,361
Beverages — 5.7%
Coca-Cola Co.	845,466	59,816,720
Diageo PLC	2,350,624	59,126,506
PepsiCo, Inc.	349,210	46,109,688
		165,052,914
Building Products — 1.2%
Trane Technologies PLC	81,853	35,803,321
Capital Markets — 1.6%
S&P Global, Inc.	86,475	45,597,403
Chemicals — 5.0%
Ecolab, Inc.	220,298	59,357,093
Linde PLC	177,422	83,242,854
		142,599,947
Consumer Finance — 3.3%
American Express Co.	297,878	95,017,124
Financial Services — 6.3%
Mastercard, Inc. - Class A	165,170	92,815,630
Visa, Inc. - Class A (a)	250,037	88,775,637
		181,591,267
Food Products — 0.7%
Nestle SA	194,975	19,365,273
Ground Transportation — 3.9%
Canadian National Railway Co.	565,150	58,886,825
Union Pacific Corp.	230,415	53,013,883
		111,900,708
Health Care Equipment & Supplies — 4.6%
Abbott Laboratories	420,028	57,128,008
Stryker Corp.	191,687	75,837,128
		132,965,136
Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	140,752	43,910,401
Hotels, Restaurants & Leisure — 3.2%
Marriott International, Inc. - Class A (a)	71,050	19,411,571
McDonald's Corp.	246,620	72,054,965
		91,466,536
Household Products — 3.9%
Colgate-Palmolive Co.	562,144	51,098,889
Procter & Gamble Co.	392,965	62,607,184
		113,706,073
Security Description	Shares	Value
Industrial Conglomerates — 2.8%
Honeywell International, Inc.	346,128	$80,606,289
Insurance — 4.6%
Chubb Ltd.	237,280	68,744,762
Marsh & McLennan Cos., Inc.	290,458	63,505,737
		132,250,499
Interactive Media & Services — 2.7%
Alphabet, Inc. - Class A (a)	437,513	77,102,916
IT Services — 2.6%
Accenture PLC - Class A	246,057	73,543,977
Life Sciences Tools & Services — 2.8%
Danaher Corp.	402,839	79,576,816
Machinery — 1.8%
Deere & Co.	100,229	50,965,444
Pharmaceuticals — 6.1%
Eli Lilly & Co.	76,586	59,701,084
Johnson & Johnson	174,814	26,702,838
Merck & Co., Inc.	317,611	25,142,087
Zoetis, Inc.	405,646	63,260,494
		174,806,503
Professional Services — 2.1%
Automatic Data Processing, Inc.	197,154	60,802,294
Semiconductors & Semiconductor Equipment — 7.2%
Broadcom, Inc.	395,805	109,103,648
Texas Instruments, Inc.	479,607	99,576,005
		208,679,653
Software — 8.4%
Intuit, Inc.	127,855	100,702,434
Microsoft Corp.	284,469	141,497,725
		242,200,159
Specialized REITs — 0.9%
Public Storage	88,764	26,045,133
Specialty Retail — 5.0%
Home Depot, Inc.	144,909	53,129,436
TJX Cos., Inc.	744,708	91,963,991
		145,093,427
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	433,743	88,991,051
Textiles, Apparel & Luxury Goods — 2.3%
NIKE, Inc. - Class B	940,052	66,781,294
Total Common Stocks (Cost $2,110,909,817)		2,794,912,919

See accompanying notes to financial statements.
BHFTII-170

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Escrow Shares—0.0%
Security Description	Shares/ Principal Amount*	Value

Forest Products & Paper — 0.0%
Sino Forest Corp. (b) (c) (d) (Cost $0)	5,844,000	$0

Short-Term Investments—2.8%
Repurchase Agreement—2.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $79,489,064; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $81,071,539	79,481,889	79,481,889
Total Short-Term Investments (Cost $79,481,889)		79,481,889

Securities Lending Reinvestments (e)—0.0%
Repurchase Agreements—0.0%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $125,015; collateralized by various Common Stock with an aggregate market value of $139,134	125,000	125,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $192,479; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $196,305	192,456	192,456
Goldman Sachs & Co.
Repurchase Agreement dated 06/30/25 at 4.360%, due on 07/01/25 with a maturity value of $114,902; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.125%, maturity dates ranging from 02/15/29 - 08/15/51, and an aggregate market value of $117,186	114,888	114,888
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.360%, due on 07/01/25 with a maturity value of $192,479; collateralized by U.S. Treasury Obligations with rates ranging from 2.250% - 3.250%, maturity dates ranging from 05/15/41 - 05/15/52, and an aggregate market value of $196,305	192,456	192,456
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $125,016; collateralized by various Common Stock with an aggregate market value of $139,388	125,000	$125,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.520%, due on 07/01/25 with a maturity value of $125,016; collateralized by various Common Stock with an aggregate market value of $139,055	125,000	125,000
Total Securities Lending Reinvestments (Cost $874,800)		874,800
Total Investments—99.9% (Cost $2,191,266,506)		2,875,269,608
Other assets and liabilities (net)—0.1%		3,583,233
Net Assets—100.0%		$2,878,852,841

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $61,579,597 and the collateral received consisted of cash in the amount of
$874,800 and non-cash collateral with a value of $61,237,895. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.0% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Non-income producing security.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$457,516,358	$0	$616,748,187
The Portfolio engaged in security transactions with other accounts managed by Wellington Management Company LLP, the subadviser to the Portfolio, that amounted to $6,563,217 in sales of investments, which are included above,and resulted in a net realized gains of $1,639,342.
See accompanying notes to financial statements.
BHFTII-171

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(874,800)	$—	$—	$—	$(874,800)
Gross amount of recognized liabilities for securities lending transactions					$(874,800)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$108,491,361	$—	$—	$108,491,361
Beverages	105,926,408	59,126,506	—	165,052,914
Building Products	35,803,321	—	—	35,803,321
Capital Markets	45,597,403	—	—	45,597,403
Chemicals	142,599,947	—	—	142,599,947
Consumer Finance	95,017,124	—	—	95,017,124
Financial Services	181,591,267	—	—	181,591,267
Food Products	—	19,365,273	—	19,365,273
Ground Transportation	111,900,708	—	—	111,900,708
Health Care Equipment & Supplies	132,965,136	—	—	132,965,136
Health Care Providers & Services	43,910,401	—	—	43,910,401
Hotels, Restaurants & Leisure	91,466,536	—	—	91,466,536
Household Products	113,706,073	—	—	113,706,073
Industrial Conglomerates	80,606,289	—	—	80,606,289
Insurance	132,250,499	—	—	132,250,499
Interactive Media & Services	77,102,916	—	—	77,102,916
IT Services	73,543,977	—	—	73,543,977
Life Sciences Tools & Services	79,576,816	—	—	79,576,816
Machinery	50,965,444	—	—	50,965,444
Pharmaceuticals	174,806,503	—	—	174,806,503
Professional Services	60,802,294	—	—	60,802,294
Semiconductors & Semiconductor Equipment	208,679,653	—	—	208,679,653
Software	242,200,159	—	—	242,200,159
Specialized REITs	26,045,133	—	—	26,045,133
Specialty Retail	145,093,427	—	—	145,093,427
Technology Hardware, Storage & Peripherals	88,991,051	—	—	88,991,051
Textiles, Apparel & Luxury Goods	66,781,294	—	—	66,781,294
Total Common Stocks	2,716,421,140	78,491,779	—	2,794,912,919
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	79,481,889	—	79,481,889
Total Securities Lending Reinvestments*	—	874,800	—	874,800
Total Investments	$2,716,421,140	$158,848,468	$0	$2,875,269,608
Collateral for Securities Loaned (Liability)	$—	$(874,800)	$—	$(874,800)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
See accompanying notes to financial statements.
BHFTII-172

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$2,875,269,608
Cash denominated in foreign currencies (c)	326,093
Receivable for:
Investments sold	6,765,473
Fund shares sold	1,593,136
Dividends and interest	2,374,477
Prepaid expenses	22,990
Total Assets	2,886,351,777
Liabilities
Collateral for securities loaned	874,800
Payable for:
Investments purchased	3,363,864
Fund shares redeemed	1,030,133
Accrued Expenses:
Management fees	1,313,201
Distribution and service fees	167,009
Deferred trustees’ fees	280,054
Other expenses	469,875
Total Liabilities	7,498,936
Net Assets	$2,878,852,841
Net Assets Consist of:
Paid in surplus	$2,032,120,448
Distributable earnings (Accumulated losses)	846,732,393
Net Assets	$2,878,852,841
Net Assets
Class A	$1,843,960,946
Class B	511,414,326
Class E	523,477,569
Capital Shares Outstanding*
Class A	70,240,097
Class B	20,033,977
Class E	20,362,934
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$26.25
Class B	25.53
Class E	25.71

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,191,266,506.
(b)	Includes securities loaned at value of $61,579,597.
(c)	Identified cost of cash denominated in foreign currencies was $323,799.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$24,172,376
Interest	1,033,811
Securities lending income	65,171
Total investment income	25,271,358
Expenses
Management fees	10,190,455
Administration fees	63,767
Custodian and accounting fees	66,516
Distribution and service fees—Class B	636,597
Distribution and service fees—Class E	391,674
Audit and tax services	25,047
Legal	22,722
Trustees’ fees and expenses	20,043
Shareholder reporting	86,136
Insurance	12,863
Miscellaneous	13,950
Total expenses	11,529,770
Less management fee waiver	(2,176,261)
Less broker commission recapture	(3,563)
Net expenses	9,349,946
Net Investment Income	15,921,412
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	150,068,259
Foreign currency transactions	50,727
Net realized gain (loss)	150,118,986
Net change in unrealized appreciation (depreciation) on:
Investments	(72,348,696)
Foreign currency transactions	1,456
Net change in unrealized appreciation (depreciation)	(72,347,240)
Net realized and unrealized gain (loss)	77,771,746
Net Increase (Decrease) in Net Assets From Operations	$93,693,158

(a)	Net of foreign withholding taxes of $219,019.
See accompanying notes to financial statements.
BHFTII-173

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$15,921,412	$38,730,477
Net realized gain (loss)	150,118,986	357,059,473
Net change in unrealized appreciation (depreciation)	(72,347,240)	(134,961,063)
Increase (decrease) in net assets from operations	93,693,158	260,828,887
From Distributions to Shareholders
Class A	(252,993,064)	(95,576,374)
Class B	(70,786,462)	(27,112,340)
Class E	(72,631,012)	(28,045,432)
Total distributions	(396,410,538)	(150,734,146)
Increase (decrease) in net assets from capital share transactions	241,960,152	(270,270,183)
Total increase (decrease) in net assets	(60,757,228)	(160,175,442)
Net Assets
Beginning of period	2,939,610,069	3,099,785,511
End of period	$2,878,852,841	$2,939,610,069

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	339,350	$9,649,426	553,794	$16,400,567
Reinvestments	9,700,654	252,993,064	3,364,181	95,576,374
Redemptions	(3,087,256)	(90,544,091)	(8,608,522)	(255,713,576)
Net increase (decrease)	6,952,748	$172,098,399	(4,690,547)	$(143,736,635)
Class B
Sales	299,353	$8,301,436	542,293	$15,736,052
Reinvestments	2,791,264	70,786,462	977,726	27,112,340
Redemptions	(1,530,348)	(43,373,308)	(3,798,180)	(110,244,921)
Net increase (decrease)	1,560,269	$35,714,590	(2,278,161)	$(67,396,529)
Class E
Sales	107,453	$3,034,139	283,540	$8,238,498
Reinvestments	2,843,814	72,631,012	1,005,213	28,045,432
Redemptions	(1,451,727)	(41,517,988)	(3,272,702)	(95,420,949)
Net increase (decrease)	1,499,540	$34,147,163	(1,983,949)	$(59,137,019)
Increase (decrease) derived from capital shares transactions		$241,960,152		$(270,270,183)
See accompanying notes to financial statements.
BHFTII-174

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$29.45	$28.52	$30.09	$39.97	$34.36	$35.51
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.39	0.42	0.45	0.47	0.49
Net realized and unrealized gain (loss)	0.80	2.01	1.64	(3.09)	7.60	2.66
Total income (loss) from investment operations	0.97	2.40	2.06	(2.64)	8.07	3.15
Less Distributions
Distributions from net investment income	(0.43)	(0.43)	(0.43)	(0.54)	(0.53)	(0.56)
Distributions from net realized capital gains	(3.74)	(1.04)	(3.20)	(6.70)	(1.93)	(3.74)
Total distributions	(4.17)	(1.47)	(3.63)	(7.24)	(2.46)	(4.30)
Net Asset Value, End of Period	$26.25	$29.45	$28.52	$30.09	$39.97	$34.36
Total Return (%) (b)	3.38 (c)	8.61	7.66	(5.08)	24.43	11.27
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74 (d)	0.74	0.73	0.73	0.72	0.73
Net ratio of expenses to average net assets (%) (e) (f)	0.59 (d)	0.58	0.58	0.58	0.57	0.58
Ratio of net investment income (loss) to average net assets (%)	1.19 (d)	1.32	1.47	1.37	1.27	1.53
Portfolio turnover rate (%)	16 (c)	15	9	10	15	15
Net assets, end of period (in millions)	$1,844.0	$1,864.1	$1,938.5	$1,961.3	$2,492.0	$2,492.1

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$28.71	$27.83	$29.44	$39.25	$33.79	$34.99
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13	0.31	0.34	0.36	0.37	0.41
Net realized and unrealized gain (loss)	0.78	1.97	1.60	(3.03)	7.47	2.60
Total income (loss) from investment operations	0.91	2.28	1.94	(2.67)	7.84	3.01
Less Distributions
Distributions from net investment income	(0.35)	(0.36)	(0.35)	(0.44)	(0.45)	(0.47)
Distributions from net realized capital gains	(3.74)	(1.04)	(3.20)	(6.70)	(1.93)	(3.74)
Total distributions	(4.09)	(1.40)	(3.55)	(7.14)	(2.38)	(4.21)
Net Asset Value, End of Period	$25.53	$28.71	$27.83	$29.44	$39.25	$33.79
Total Return (%) (b)	3.25 (c)	8.37	7.38	(5.31)	24.11	10.97
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.99 (d)	0.99	0.98	0.98	0.97	0.98
Net ratio of expenses to average net assets (%) (e) (f)	0.84 (d)	0.83	0.83	0.83	0.82	0.83
Ratio of net investment income (loss) to average net assets (%)	0.94 (d)	1.07	1.22	1.12	1.02	1.28
Portfolio turnover rate (%)	16 (c)	15	9	10	15	15
Net assets, end of period (in millions)	$511.4	$530.4	$577.5	$592.5	$726.0	$679.8
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-175

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$28.90	$28.01	$29.61	$39.44	$33.94	$35.13
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.15	0.34	0.37	0.40	0.41	0.44
Net realized and unrealized gain (loss)	0.78	1.98	1.61	(3.05)	7.50	2.62
Total income (loss) from investment operations	0.93	2.32	1.98	(2.65)	7.91	3.06
Less Distributions
Distributions from net investment income	(0.38)	(0.39)	(0.38)	(0.48)	(0.48)	(0.51)
Distributions from net realized capital gains	(3.74)	(1.04)	(3.20)	(6.70)	(1.93)	(3.74)
Total distributions	(4.12)	(1.43)	(3.58)	(7.18)	(2.41)	(4.25)
Net Asset Value, End of Period	$25.71	$28.90	$28.01	$29.61	$39.44	$33.94
Total Return (%) (b)	3.31 (c)	8.46	7.49	(5.21)	24.23	11.08
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.89 (d)	0.89	0.88	0.88	0.87	0.88
Net ratio of expenses to average net assets (%) (e) (f)	0.74 (d)	0.73	0.73	0.73	0.72	0.73
Ratio of net investment income (loss) to average net assets (%)	1.04 (d)	1.17	1.32	1.22	1.12	1.38
Portfolio turnover rate (%)	16 (c)	15	9	10	15	15
Net assets, end of period (in millions)	$523.5	$545.2	$583.8	$606.6	$765.8	$712.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for the six month period ended June 30, 2025 and for each of years ended December 31,
2024 through 2020 (see Note 5 of the Notes to Financial Statements).

(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-176

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.3%
ATI, Inc. (a)	198,246	$17,116,560
BWX Technologies, Inc.	48,248	6,950,607
L3Harris Technologies, Inc.	38,900	9,757,676
		33,824,843
Automobile Components — 0.3%
Modine Manufacturing Co. (a)	29,967	2,951,749
Beverages — 0.7%
Celsius Holdings, Inc. (a) (b)	144,143	6,686,794
Biotechnology — 2.8%
Alnylam Pharmaceuticals, Inc. (a)	26,181	8,537,362
Natera, Inc. (a)	61,573	10,402,143
United Therapeutics Corp. (a)	33,712	9,687,143
		28,626,648
Building Products — 1.2%
Builders FirstSource, Inc. (a)	76,258	8,898,546
Trex Co., Inc. (a) (b)	63,934	3,476,731
		12,375,277
Capital Markets — 3.3%
Carlyle Group, Inc.	210,540	10,821,756
KKR & Co., Inc.	61,452	8,174,960
MSCI, Inc.	12,310	7,099,669
Nasdaq, Inc.	79,636	7,121,051
		33,217,436
Commercial Services & Supplies — 3.0%
Cintas Corp.	38,487	8,577,598
Rollins, Inc.	222,884	12,575,115
Waste Connections, Inc.	48,520	9,059,654
		30,212,367
Communications Equipment — 0.6%
Arista Networks, Inc. (a)	55,426	5,670,634
Construction & Engineering — 2.5%
API Group Corp. (a) (b)	198,326	10,124,542
Quanta Services, Inc. (b)	40,556	15,333,413
		25,457,955
Construction Materials — 1.2%
Eagle Materials, Inc.	58,380	11,799,182
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc. (a)	66,116	8,171,276
Electrical Equipment — 1.7%
Vertiv Holdings Co. - Class A (b)	134,649	17,290,278
Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp. - Class A	128,660	12,705,175
CDW Corp.	48,114	8,592,679
		21,297,854
Security Description	Shares	Value
Entertainment — 1.7%
ROBLOX Corp. - Class A (a)	163,336	$17,182,947
Financial Services — 2.9%
Apollo Global Management, Inc.	65,131	9,240,135
Block, Inc. (a)	296,309	20,128,270
		29,368,405
Food Products — 0.5%
Lamb Weston Holdings, Inc. (b)	99,724	5,170,689
Ground Transportation — 3.2%
Knight-Swift Transportation Holdings, Inc.	107,269	4,744,508
XPO, Inc. (a) (b)	222,831	28,141,327
		32,885,835
Health Care Equipment & Supplies — 9.4%
Alcon AG (b)	135,760	11,984,893
Align Technology, Inc. (a)	44,391	8,404,548
Dexcom, Inc. (a)	220,602	19,256,349
GE HealthCare Technologies, Inc.	90,979	6,738,814
IDEXX Laboratories, Inc. (a)	27,704	14,858,763
Inspire Medical Systems, Inc. (a)	65,412	8,488,515
ResMed, Inc.	45,983	11,863,614
STERIS PLC	56,009	13,454,482
		95,049,978
Health Care Technology — 1.7%
Veeva Systems, Inc. - Class A (a)	60,408	17,396,296
Hotels, Restaurants & Leisure — 3.8%
Chipotle Mexican Grill, Inc. (a)	151,629	8,513,968
Domino's Pizza, Inc.	15,664	7,058,199
DraftKings, Inc. - Class A (a) (b)	317,742	13,627,954
Wingstop, Inc.	28,325	9,538,161
		38,738,282
Household Products — 0.8%
Church & Dwight Co., Inc.	84,001	8,073,336
Independent Power and Renewable Electricity Producers — 1.6%
Vistra Corp. (b)	83,705	16,222,866
Industrial REITs — 0.7%
First Industrial Realty Trust, Inc.	153,881	7,406,293
Insurance — 1.7%
Aon PLC - Class A	47,460	16,931,830
Interactive Media & Services — 0.2%
Match Group, Inc.	66,140	2,043,065
IT Services — 6.9%
Cloudflare, Inc. - Class A (a)	69,380	13,586,685
Cognizant Technology Solutions Corp. - Class A	70,388	5,492,376
EPAM Systems, Inc. (a)	60,301	10,662,423
MongoDB, Inc. (a)	28,122	5,905,339
Snowflake, Inc. - Class A (a)	47,811	10,698,667
See accompanying notes to financial statements.
BHFTII-177

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services—(Continued)
Twilio, Inc. - Class A (a)	186,392	$23,179,709
		69,525,199
Leisure Products — 1.4%
Mattel, Inc. (a)	737,748	14,548,391
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	51,861	6,120,116
Mettler-Toledo International, Inc. (a) (b)	8,001	9,398,935
		15,519,051
Machinery — 1.0%
RBC Bearings, Inc. (a)	26,292	10,117,162
Media — 1.2%
Trade Desk, Inc. - Class A (a)	174,236	12,543,250
Oil, Gas & Consumable Fuels — 3.4%
Cheniere Energy, Inc.	105,840	25,774,157
Permian Resources Corp.	628,183	8,555,852
		34,330,009
Other — 0.5%
QXO, Inc. (a)	220,433	4,748,127
Professional Services — 2.9%
CACI International, Inc. - Class A (a) (b)	15,356	7,320,205
Equifax, Inc.	32,945	8,544,945
TransUnion	150,341	13,230,008
		29,095,158
Real Estate Management & Development — 0.9%
CoStar Group, Inc. (a)	110,371	8,873,828
Semiconductors & Semiconductor Equipment — 7.0%
Allegro MicroSystems, Inc. (a) (b)	489,516	16,736,552
KLA Corp. (b)	9,545	8,549,838
Lattice Semiconductor Corp. (a) (b)	96,248	4,715,190
Marvell Technology, Inc.	162,701	12,593,057
Monolithic Power Systems, Inc.	22,279	16,294,415
Teradyne, Inc.	133,940	12,043,885
		70,932,937
Software — 12.8%
AppLovin Corp. - Class A (a)	43,791	15,330,353
Datadog, Inc. - Class A (a)	92,339	12,403,898
Dolby Laboratories, Inc. - Class A	109,878	8,159,540
Fair Isaac Corp. (a)	8,441	15,429,811
Fortinet, Inc. (a)	143,519	15,172,829
Guidewire Software, Inc. (a)	41,413	9,750,691
HubSpot, Inc. (a)	22,572	12,564,252
Palantir Technologies, Inc. - Class A (a)	91,425	12,463,056
Unity Software, Inc. (a) (b)	492,945	11,929,269
Zscaler, Inc. (a)	51,799	16,261,778
		129,465,477
Security Description	Shares/ Principal Amount*	Value
Specialty Retail — 3.6%
Burlington Stores, Inc. (a)	59,486	$13,838,823
Lithia Motors, Inc.	22,087	7,461,431
Ross Stores, Inc.	57,521	7,338,529
Tractor Supply Co.	153,390	8,094,390
		36,733,173
Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage, Inc. - Class A (a)	113,401	6,529,630
Textiles, Apparel & Luxury Goods — 0.7%
On Holding AG - Class A (a)	140,708	7,323,851
Trading Companies & Distributors — 2.0%
FTAI Aviation Ltd. (b)	179,576	20,658,423
Total Common Stocks (Cost $844,943,506)		994,995,781

Short-Term Investments—2.1%
Repurchase Agreement—2.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $20,891,755; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $21,307,862	20,889,869	20,889,869
Total Short-Term Investments (Cost $20,889,869)		20,889,869

Securities Lending Reinvestments (c)—0.7%
Short-Term Investment Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.220% (d)	1,000,000	1,000,000

Certificate of Deposit—0.2%
Cooperatieve Rabobank UA
4.740%, SOFR + 0.340%, 07/30/25 (e)	2,000,000	2,000,340
Repurchase Agreements—0.4%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $1,000,122; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,074	1,000,000	1,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $1,000,123; collateralized by U.S. Government Agency Obligations with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $1,020,124	1,000,000	1,000,000
See accompanying notes to financial statements.
BHFTII-178

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $364,576; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $371,822	364,532	$364,532
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $1,000,887; collateralized by various Common Stock with an aggregate market value of $1,115,123	1,000,000	1,000,000
		4,364,532
Total Securities Lending Reinvestments (Cost $7,364,532)		7,364,872
Total Investments—100.9% (Cost $873,197,907)		1,023,250,522
Other assets and liabilities (net)—(0.9)%		(8,874,089)
Net Assets—100.0%		$1,014,376,433

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $84,556,257 and the collateral received consisted of cash in the amount of
$7,364,532 and non-cash collateral with a value of $80,138,513. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$391,354,226	$0	$448,069,119
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(7,364,532)	$—	$—	$—	$(7,364,532)
Gross amount of recognized liabilities for securities lending transactions					$(7,364,532)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$994,995,781	$—	$—	$994,995,781
Total Short-Term Investments*	—	20,889,869	—	20,889,869
Securities Lending Reinvestments
Short-Term Investment Funds	1,000,000	—	—	1,000,000
Certificate of Deposit	—	2,000,340	—	2,000,340
See accompanying notes to financial statements.
BHFTII-179

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$4,364,532	$—	$4,364,532
Total Securities Lending Reinvestments	1,000,000	6,364,872	—	7,364,872
Total Investments	$995,995,781	$27,254,741	$—	$1,023,250,522
Collateral for Securities Loaned (Liability)	$—	$(7,364,532)	$—	$(7,364,532)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-180

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,023,250,522
Receivable for:
Fund shares sold	17,429
Dividends and interest	149,601
Prepaid expenses	7,918
Total Assets	1,023,425,470
Liabilities
Collateral for securities loaned	7,364,532
Payable for:
Fund shares redeemed	653,413
Accrued Expenses:
Management fees	532,564
Distribution and service fees	33,263
Deferred trustees’ fees	236,335
Other expenses	228,930
Total Liabilities	9,049,037
Net Assets	$1,014,376,433
Net Assets Consist of:
Paid in surplus	$797,422,838
Distributable earnings (Accumulated losses)	216,953,595
Net Assets	$1,014,376,433
Net Assets
Class A	$804,286,530
Class B	131,173,170
Class D	71,926,553
Class E	6,990,180
Capital Shares Outstanding*
Class A	28,326,782
Class B	6,299,886
Class D	2,697,750
Class E	267,298
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$28.39
Class B	20.82
Class D	26.66
Class E	26.15

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $873,197,907.
(b)	Includes securities loaned at value of $84,556,257.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$2,332,696
Interest	210,752
Securities lending income	73,522
Total investment income	2,616,970
Expenses
Management fees	3,528,640
Administration fees	29,238
Custodian and accounting fees	30,475
Distribution and service fees—Class B	156,046
Distribution and service fees—Class D	35,493
Distribution and service fees—Class E	5,048
Audit and tax services	25,047
Legal	22,722
Trustees’ fees and expenses	20,044
Shareholder reporting	49,326
Insurance	4,304
Miscellaneous	8,467
Total expenses	3,914,850
Less management fee waiver	(363,872)
Less broker commission recapture	(39,630)
Net expenses	3,511,348
Net Investment Loss	(894,378)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	82,671,049
Foreign currency transactions	15
Net realized gain (loss)	82,671,064
Net change in unrealized appreciation (depreciation) on investments	(69,243,940)
Net realized and unrealized gain (loss)	13,427,124
Net Increase (Decrease) in Net Assets From Operations	$12,532,746

(a)	Net of foreign withholding taxes of $11,567.
See accompanying notes to financial statements.
BHFTII-181

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(894,378)	$(1,488,198)
Net realized gain (loss)	82,671,064	110,144,561
Net change in unrealized appreciation (depreciation)	(69,243,940)	68,631,252
Increase (decrease) in net assets from operations	12,532,746	177,287,615
From Distributions to Shareholders
Class A	(39,457,132)	(2,045,395)
Class B	(8,678,585)	(115,000)
Class D	(3,833,732)	(122,961)
Class E	(370,506)	(8,377)
Total distributions	(52,339,955)	(2,291,733)
Increase (decrease) in net assets from capital share transactions	9,524,169	(178,362,867)
Total increase (decrease) in net assets	(30,283,040)	(3,366,985)
Net Assets
Beginning of period	1,044,659,473	1,048,026,458
End of period	$1,014,376,433	$1,044,659,473

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	355,215	$9,717,716	211,814	$5,813,647
Reinvestments	1,418,301	39,457,132	76,207	2,045,395
Redemptions	(1,513,970)	(43,084,538)	(5,095,463)	(144,440,027)
Net increase (decrease)	259,546	$6,090,310	(4,807,442)	$(136,580,985)
Class B
Sales	296,267	$5,894,023	178,987	$3,630,265
Reinvestments	425,421	8,678,585	5,724	115,000
Redemptions	(447,099)	(9,584,574)	(1,644,892)	(34,193,305)
Net increase (decrease)	274,589	$4,988,034	(1,460,181)	$(30,448,040)
Class D
Sales	35,616	$921,508	83,534	$2,146,199
Reinvestments	146,774	3,833,732	4,858	122,961
Redemptions	(239,783)	(6,328,099)	(483,778)	(12,429,288)
Net increase (decrease)	(57,393)	$(1,572,859)	(395,386)	$(10,160,128)
Class E
Sales	5,905	$146,818	10,208	$261,716
Reinvestments	14,462	370,506	337	8,377
Redemptions	(18,543)	(498,640)	(57,004)	(1,443,807)
Net increase (decrease)	1,824	$18,684	(46,459)	$(1,173,714)
Increase (decrease) derived from capital shares transactions		$9,524,169		$(178,362,867)
See accompanying notes to financial statements.
BHFTII-182

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$29.50	$25.11	$21.28	$43.74	$44.02	$37.70
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.03)	(0.01)	(0.02)	(0.18)	(0.04)
Net realized and unrealized gain (loss)	0.37	4.49	3.84	(12.71)	6.16	10.57
Total income (loss) from investment operations	0.35	4.46	3.83	(12.73)	5.98	10.53
Less Distributions
Distributions from net investment income	0.00	(0.07)	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(1.46)	0.00	0.00	(9.72)	(6.26)	(4.21)
Distributions from return of capital	0.00	0.00	0.00	(0.01)	0.00	0.00
Total distributions	(1.46)	(0.07)	0.00	(9.73)	(6.26)	(4.21)
Net Asset Value, End of Period	$28.39	$29.50	$25.11	$21.28	$43.74	$44.02
Total Return (%) (b)	1.27 (c)	17.77	18.00	(28.15)	14.68	31.70
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.76 (d)	0.76	0.76	0.75	0.73	0.75
Net ratio of expenses to average net assets (%) (e)	0.69 (d)	0.71	0.71	0.70	0.71	0.73
Ratio of net investment income (loss) to average net assets (%)	(0.14) (d)	(0.10)	(0.05)	(0.08)	(0.40)	(0.10)
Portfolio turnover rate (%)	40 (c)	43	71	47	55	64
Net assets, end of period (in millions)	$804.3	$828.0	$825.6	$774.6	$1,142.1	$1,114.0

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.05	$18.79	$15.96	$36.41	$37.72	$32.99
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.04)	(0.07)	(0.05)	(0.07)	(0.24)	(0.11)
Net realized and unrealized gain (loss)	0.27	3.35	2.88	(10.65)	5.19	9.05
Total income (loss) from investment operations	0.23	3.28	2.83	(10.72)	4.95	8.94
Less Distributions
Distributions from net investment income	0.00	(0.02)	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(1.46)	0.00	0.00	(9.72)	(6.26)	(4.21)
Distributions from return of capital	0.00	0.00	0.00	(0.01)	0.00	0.00
Total distributions	(1.46)	(0.02)	0.00	(9.73)	(6.26)	(4.21)
Net Asset Value, End of Period	$20.82	$22.05	$18.79	$15.96	$36.41	$37.72
Total Return (%) (b)	1.16 (c)	17.45	17.73	(28.33)	14.38	31.38
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.01 (d)	1.01	1.01	1.00	0.98	1.00
Net ratio of expenses to average net assets (%) (e)	0.94 (d)	0.96	0.96	0.95	0.96	0.98
Ratio of net investment income (loss) to average net assets (%)	(0.39) (d)	(0.35)	(0.30)	(0.33)	(0.65)	(0.35)
Portfolio turnover rate (%)	40 (c)	43	71	47	55	64
Net assets, end of period (in millions)	$131.2	$132.9	$140.6	$128.2	$188.7	$188.5
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-183

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class D
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$27.80	$23.67	$20.08	$42.10	$42.64	$36.68
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)	(0.05)	(0.03)	(0.05)	(0.21)	(0.07)
Net realized and unrealized gain (loss)	0.35	4.22	3.62	(12.24)	5.93	10.24
Total income (loss) from investment operations	0.32	4.17	3.59	(12.29)	5.72	10.17
Less Distributions
Distributions from net investment income	0.00	(0.04)	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(1.46)	0.00	0.00	(9.72)	(6.26)	(4.21)
Distributions from return of capital	0.00	0.00	0.00	(0.01)	0.00	0.00
Total distributions	(1.46)	(0.04)	0.00	(9.73)	(6.26)	(4.21)
Net Asset Value, End of Period	$26.66	$27.80	$23.67	$20.08	$42.10	$42.64
Total Return (%) (b)	1.24 (c)	17.64	17.88	(28.21)	14.54	31.59
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.86 (d)	0.86	0.86	0.85	0.83	0.85
Net ratio of expenses to average net assets (%) (e)	0.79 (d)	0.81	0.81	0.80	0.81	0.83
Ratio of net investment income (loss) to average net assets (%)	(0.24) (d)	(0.20)	(0.14)	(0.18)	(0.50)	(0.20)
Portfolio turnover rate (%)	40 (c)	43	71	47	55	64
Net assets, end of period (in millions)	$71.9	$76.6	$74.6	$67.9	$103.7	$99.8

	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$27.30	$23.25	$19.73	$41.63	$42.25	$36.40
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.04)	(0.06)	(0.04)	(0.06)	(0.23)	(0.09)
Net realized and unrealized gain (loss)	0.35	4.14	3.56	(12.11)	5.87	10.15
Total income (loss) from investment operations	0.31	4.08	3.52	(12.17)	5.64	10.06
Less Distributions
Distributions from net investment income	0.00	(0.03)	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(1.46)	0.00	0.00	(9.72)	(6.26)	(4.21)
Distributions from return of capital	0.00	0.00	0.00	(0.01)	0.00	0.00
Total distributions	(1.46)	(0.03)	0.00	(9.73)	(6.26)	(4.21)
Net Asset Value, End of Period	$26.15	$27.30	$23.25	$19.73	$41.63	$42.25
Total Return (%) (b)	1.23 (c)	17.56	17.84	(28.25)	14.48	31.53
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.91 (d)	0.91	0.91	0.90	0.88	0.90
Net ratio of expenses to average net assets (%) (e)	0.84 (d)	0.86	0.86	0.85	0.86	0.88
Ratio of net investment income (loss) to average net assets (%)	(0.29) (d)	(0.25)	(0.19)	(0.23)	(0.55)	(0.25)
Portfolio turnover rate (%)	40 (c)	43	71	47	55	64
Net assets, end of period (in millions)	$7.0	$7.2	$7.3	$7.0	$11.0	$11.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-184

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—99.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.1%
Axon Enterprise, Inc. (a) (b)	20,287	$16,796,419
Boeing Co. (b)	319,677	66,981,922
General Electric Co.	154,008	39,640,119
		123,418,460
Automobiles — 2.0%
Tesla, Inc. (b)	187,741	59,637,806
Biotechnology — 1.8%
Vertex Pharmaceuticals, Inc. (b)	123,186	54,842,407
Broadline Retail — 8.9%
Amazon.com, Inc. (b)	1,034,255	226,905,204
MercadoLibre, Inc. (b)	14,108	36,873,092
		263,778,296
Capital Markets — 1.9%
Goldman Sachs Group, Inc.	24,477	17,323,597
KKR & Co., Inc.	71,832	9,555,811
LPL Financial Holdings, Inc.	37,058	13,895,638
Moody's Corp.	30,119	15,107,389
		55,882,435
Consumer Staples Distribution & Retail — 3.5%
Costco Wholesale Corp.	61,026	60,412,078
Walmart, Inc.	445,655	43,576,146
		103,988,224
Electric Utilities — 1.5%
Constellation Energy Corp.	138,983	44,858,153
Entertainment — 8.4%
Netflix, Inc. (b)	112,332	150,427,151
Spotify Technology SA (b)	50,796	38,977,803
Walt Disney Co.	485,486	60,205,119
		249,610,073
Financial Services — 4.9%
Mastercard, Inc. - Class A	144,450	81,172,233
Visa, Inc. - Class A (a)	177,975	63,190,024
		144,362,257
Ground Transportation — 1.2%
Uber Technologies, Inc. (b)	394,245	36,783,058
Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	91,819	12,488,301
Boston Scientific Corp. (b)	53,962	5,796,059
Dexcom, Inc. (b)	277,627	24,234,061
Edwards Lifesciences Corp. (b)	342,495	26,786,534
Intuitive Surgical, Inc. (b)	60,003	32,606,230
		101,911,185
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. - Class A (a) (b)	108,497	14,358,493
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Cava Group, Inc. (a) (b)	76,440	$6,438,541
Hilton Worldwide Holdings, Inc. (a)	136,231	36,283,765
Starbucks Corp.	43,340	3,971,244
		61,052,043
Insurance — 0.7%
Progressive Corp.	77,101	20,575,173
Interactive Media & Services — 9.7%
Alphabet, Inc. - Class A	309,081	54,469,345
Alphabet, Inc. - Class C	306,933	54,446,845
Meta Platforms, Inc. - Class A	244,059	180,137,507
		289,053,697
IT Services — 1.5%
Shopify, Inc. - Class A (b)	132,828	15,321,710
Snowflake, Inc. - Class A (b)	134,270	30,045,598
		45,367,308
Media — 0.9%
Trade Desk, Inc. - Class A (b)	371,148	26,718,945
Pharmaceuticals — 4.4%
AstraZeneca PLC (ADR)	171,049	11,952,904
Eli Lilly & Co.	112,446	87,655,030
Novo Nordisk AS (ADR) (a)	448,631	30,964,512
		130,572,446
Semiconductors & Semiconductor Equipment — 17.3%
Broadcom, Inc.	572,085	157,695,230
NVIDIA Corp.	1,937,548	306,113,209
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	152,925	34,635,983
Texas Instruments, Inc.	71,986	14,945,733
		513,390,155
Software — 13.7%
AppLovin Corp. - Class A (b)	7,661	2,681,963
Cadence Design Systems, Inc. (b)	191,693	59,070,198
Crowdstrike Holdings, Inc. - Class A (b)	106,619	54,302,123
Datadog, Inc. - Class A (b)	126,580	17,003,491
HubSpot, Inc. (b)	22,684	12,626,595
Microsoft Corp.	415,646	206,746,477
Salesforce, Inc.	43,464	11,852,198
ServiceNow, Inc. (b)	41,151	42,306,520
		406,589,565
Specialty Retail — 2.1%
Industria de Diseno Textil SA	289,029	15,061,145
O'Reilly Automotive, Inc. (b)	310,470	27,982,661
TJX Cos., Inc.	165,834	20,478,841
		63,522,647
Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	670,106	137,485,649
See accompanying notes to financial statements.
BHFTII-185

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods — 1.3%
adidas AG	91,890	$21,419,496
NIKE, Inc. - Class B	230,957	16,407,185
		37,826,681
Total Common Stocks (Cost $1,559,548,342)		2,971,226,663

Securities Lending Reinvestments (c)—2.2%
Short-Term Investment Funds—0.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.220% (d)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.190% (d)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.220% (d)	5,000,000	5,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.260% (d)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.230% (d)	1,000,000	1,000,000
		12,000,000

Certificate of Deposit—0.0%
Bank of Montreal
4.750%, SOFR + 0.350%, 07/14/25	1,000,000	999,998
Repurchase Agreements—1.6%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $1,600,196; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $1,632,000	1,600,000	1,600,000
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $5,775,715; collateralized by various Common Stock with an aggregate market value of $6,428,002	5,775,000	5,775,000
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $7,800,982; collateralized by various Common Stock with an aggregate market value of $8,681,977	7,800,000	7,800,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $4,000,486; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $4,080,000	4,000,000	4,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $4,000,487; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $4,080,496	4,000,000	4,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.360%, due on 07/01/25 with a maturity value of $7,517,887; collateralized by U.S. Treasury Obligations with rates ranging from 2.250% - 3.250%, maturity dates ranging from 05/15/41 - 05/15/52, and an aggregate market value of $7,667,319	7,516,977	$7,516,977
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $3,000,368; collateralized by various Common Stock with an aggregate market value of $3,300,000	3,000,000	3,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $3,000,365; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $3,060,001	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $11,001,357; collateralized by various Common Stock with an aggregate market value of $12,238,807	11,000,000	11,000,000
		47,691,977
Time Deposits—0.2%
Banco Santander SA
4.320%, 07/01/25	1,000,000	1,000,000
Credit Agricole Corp. and Investment Bank
4.320%, 07/01/25	1,000,000	1,000,000
First Abu Dhabi Bank USA NV
4.320%, 07/01/25	2,000,000	2,000,000
		4,000,000
Total Securities Lending Reinvestments (Cost $64,691,977)		64,691,975
Total Investments—102.1% (Cost $1,624,240,319)		3,035,918,638
Other assets and liabilities (net)—(2.1)%		(62,000,760)
Net Assets—100.0%		$2,973,917,878

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $140,036,708 and the collateral received consisted of cash in the amount of $64,691,977 and non-cash collateral with a value of $76,196,618. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
See accompanying notes to financial statements.
BHFTII-186

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$405,938,932	$0	$604,918,712
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(64,691,977)	$—	$—	$—	$(64,691,977)
Gross amount of recognized liabilities for securities lending transactions					$(64,691,977)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$123,418,460	$—	$—	$123,418,460
Automobiles	59,637,806	—	—	59,637,806
Biotechnology	54,842,407	—	—	54,842,407
Broadline Retail	263,778,296	—	—	263,778,296
Capital Markets	55,882,435	—	—	55,882,435
Consumer Staples Distribution & Retail	103,988,224	—	—	103,988,224
Electric Utilities	44,858,153	—	—	44,858,153
Entertainment	249,610,073	—	—	249,610,073
Financial Services	144,362,257	—	—	144,362,257
Ground Transportation	36,783,058	—	—	36,783,058
Health Care Equipment & Supplies	101,911,185	—	—	101,911,185
Hotels, Restaurants & Leisure	61,052,043	—	—	61,052,043
Insurance	20,575,173	—	—	20,575,173
Interactive Media & Services	289,053,697	—	—	289,053,697
IT Services	45,367,308	—	—	45,367,308
Media	26,718,945	—	—	26,718,945
Pharmaceuticals	130,572,446	—	—	130,572,446
Semiconductors & Semiconductor Equipment	513,390,155	—	—	513,390,155
Software	406,589,565	—	—	406,589,565
Specialty Retail	48,461,502	15,061,145	—	63,522,647
Technology Hardware, Storage & Peripherals	137,485,649	—	—	137,485,649
Textiles, Apparel & Luxury Goods	16,407,185	21,419,496	—	37,826,681
Total Common Stocks	2,934,746,022	36,480,641	—	2,971,226,663
Securities Lending Reinvestments
Short-Term Investment Funds	12,000,000	—	—	12,000,000
Certificate of Deposit	—	999,998	—	999,998
Repurchase Agreements	—	47,691,977	—	47,691,977
Time Deposits	—	4,000,000	—	4,000,000
Total Securities Lending Reinvestments	12,000,000	52,691,975	—	64,691,975
Total Investments	$2,946,746,022	$89,172,616	$—	$3,035,918,638
Collateral for Securities Loaned (Liability)	$—	$(64,691,977)	$—	$(64,691,977)
See accompanying notes to financial statements.
BHFTII-187

Brighthouse Funds Trust II
Jennison Growth Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$3,035,918,638
Receivable for:
Investments sold	14,090,235
Fund shares sold	924,911
Dividends	802,668
Prepaid expenses	23,051
Total Assets	3,051,759,503
Liabilities
Due to custodian	1,335,054
Due to custodian denominated in foreign currencies (c)	562
Collateral for securities loaned	64,691,977
Payable for:
Investments purchased	5,049,879
Fund shares redeemed	4,664,260
Accrued Expenses:
Management fees	1,220,151
Distribution and service fees	216,042
Deferred trustees’ fees	255,249
Other expenses	408,451
Total Liabilities	77,841,625
Net Assets	$2,973,917,878
Net Assets Consist of:
Paid in surplus	$1,334,475,089
Distributable earnings (Accumulated losses)	1,639,442,789
Net Assets	$2,973,917,878
Net Assets
Class A	$1,881,621,567
Class B	1,078,173,583
Class E	14,122,728
Capital Shares Outstanding*
Class A	127,186,773
Class B	78,485,165
Class E	987,355
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$14.79
Class B	13.74
Class E	14.30

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,624,240,319.
(b)	Includes securities loaned at value of $140,036,708.
(c)	Identified cost of cash due to bank denominated in foreign currencies was $536.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$6,506,693
Interest	556,603
Securities lending income	71,905
Total investment income	7,135,201
Expenses
Management fees	8,288,045
Administration fees	62,410
Custodian and accounting fees	64,939
Distribution and service fees—Class B	1,263,206
Distribution and service fees—Class E	10,197
Audit and tax services	25,047
Legal	22,722
Trustees’ fees and expenses	20,044
Shareholder reporting	50,614
Insurance	11,997
Miscellaneous	13,077
Total expenses	9,832,298
Less management fee waiver	(1,108,159)
Less broker commission recapture	(28,961)
Net expenses	8,695,178
Net Investment Loss	(1,559,977)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	235,285,840
Foreign currency transactions	(5,868)
Net realized gain (loss)	235,279,972
Net change in unrealized appreciation (depreciation) on:
Investments	(24,310,556)
Foreign currency transactions	532
Net change in unrealized appreciation (depreciation)	(24,310,024)
Net realized and unrealized gain (loss)	210,969,948
Net Increase (Decrease) in Net Assets From Operations	$209,409,971

(a)	Net of foreign withholding taxes of $178,778.
See accompanying notes to financial statements.
BHFTII-188

Brighthouse Funds Trust II
Jennison Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(1,559,977)	$(4,800,547)
Net realized gain (loss)	235,279,972	507,754,543
Net change in unrealized appreciation (depreciation)	(24,310,024)	256,812,867
Increase (decrease) in net assets from operations	209,409,971	759,766,863
From Distributions to Shareholders
Class A	(316,419,451)	(204,259,642)
Class B	(193,659,172)	(125,919,832)
Class E	(2,477,757)	(1,740,413)
Total distributions	(512,556,380)	(331,919,887)
Increase (decrease) in net assets from capital share transactions	318,869,004	(137,963,717)
Total increase (decrease) in net assets	15,722,595	289,883,259
Net Assets
Beginning of period	2,958,195,283	2,668,312,024
End of period	$2,973,917,878	$2,958,195,283

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	2,646,062	$42,674,131	5,942,017	$93,170,283
Reinvestments	22,142,719	316,419,451	13,376,532	204,259,642
Redemptions	(9,422,586)	(153,544,928)	(23,669,229)	(376,576,871)
Net increase (decrease)	15,366,195	$205,548,654	(4,350,680)	$(79,146,946)
Class B
Sales	1,432,829	$20,749,064	3,120,080	$46,587,019
Reinvestments	14,593,758	193,659,172	8,738,365	125,919,832
Redemptions	(6,704,315)	(101,479,835)	(15,397,195)	(230,549,115)
Net increase (decrease)	9,322,272	$112,928,401	(3,538,750)	$(58,042,264)
Class E
Sales	24,922	$354,921	83,417	$1,279,831
Reinvestments	179,418	2,477,757	116,963	1,740,413
Redemptions	(156,831)	(2,440,729)	(249,028)	(3,794,751)
Net increase (decrease)	47,509	$391,949	(48,648)	$(774,507)
Increase (decrease) derived from capital shares transactions		$318,869,004		$(137,963,717)
See accompanying notes to financial statements.
BHFTII-189

Brighthouse Funds Trust II
Jennison Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.63	$14.33	$9.35	$20.85	$22.63	$16.32
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.00) (b)	(0.01)	0.01	(0.00) (b)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	1.14	4.18	4.97	(7.97)	3.29	8.49
Total income (loss) from investment operations	1.14	4.17	4.98	(7.97)	3.23	8.48
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	(0.04)
Distributions from net realized capital gains	(2.98)	(1.87)	0.00	(3.53)	(5.01)	(2.13)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (c)	0.00	0.00
Total distributions	(2.98)	(1.87)	0.00	(3.53)	(5.01)	(2.17)
Net Asset Value, End of Period	$14.79	$16.63	$14.33	$9.35	$20.85	$22.63
Total Return (%) (d)	7.49 (e)	30.28	53.26	(38.87)	17.17	56.80
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.62 (f)	0.62	0.63	0.62	0.61	0.62
Net ratio of expenses to average net assets (%) (g)	0.54 (f)	0.54	0.55	0.54	0.53	0.54
Ratio of net investment income (loss) to average net assets (%)	(0.02) (f)	(0.07)	0.07	(0.02)	(0.26)	(0.04)
Portfolio turnover rate (%)	14 (e)	29	30	19	23	34
Net assets, end of period (in millions)	$1,881.6	$1,859.5	$1,664.4	$1,300.2	$2,086.0	$2,134.3

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.67	$13.62	$8.91	$20.17	$22.09	$15.98
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.05)	(0.02)	(0.03)	(0.11)	(0.05)
Net realized and unrealized gain (loss)	1.07	3.97	4.73	(7.70)	3.20	8.29
Total income (loss) from investment operations	1.05	3.92	4.71	(7.73)	3.09	8.24
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	(0.00) (h)
Distributions from net realized capital gains	(2.98)	(1.87)	0.00	(3.53)	(5.01)	(2.13)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (c)	0.00	0.00
Total distributions	(2.98)	(1.87)	0.00	(3.53)	(5.01)	(2.13)
Net Asset Value, End of Period	$13.74	$15.67	$13.62	$8.91	$20.17	$22.09
Total Return (%) (d)	7.39 (e)	30.00	52.86	(39.02)	16.91	56.37
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87 (f)	0.87	0.88	0.87	0.86	0.87
Net ratio of expenses to average net assets (%) (g)	0.79 (f)	0.79	0.80	0.79	0.78	0.79
Ratio of net investment income (loss) to average net assets (%)	(0.27) (f)	(0.32)	(0.19)	(0.27)	(0.51)	(0.29)
Portfolio turnover rate (%)	14 (e)	29	30	19	23	34
Net assets, end of period (in millions)	$1,078.2	$1,083.5	$990.1	$771.6	$1,270.2	$1,226.6
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-190

Brighthouse Funds Trust II
Jennison Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.19	$14.01	$9.15	$20.55	$22.40	$16.17
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.03)	(0.01)	(0.02)	(0.09)	(0.04)
Net realized and unrealized gain (loss)	1.10	4.08	4.87	(7.85)	3.25	8.42
Total income (loss) from investment operations	1.09	4.05	4.86	(7.87)	3.16	8.38
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	(0.02)
Distributions from net realized capital gains	(2.98)	(1.87)	0.00	(3.53)	(5.01)	(2.13)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (c)	0.00	0.00
Total distributions	(2.98)	(1.87)	0.00	(3.53)	(5.01)	(2.15)
Net Asset Value, End of Period	$14.30	$16.19	$14.01	$9.15	$20.55	$22.40
Total Return (%) (d)	7.40 (e)	30.10	53.11	(38.98)	17.00	56.60
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77 (f)	0.77	0.78	0.77	0.76	0.77
Net ratio of expenses to average net assets (%) (g)	0.69 (f)	0.69	0.70	0.69	0.68	0.69
Ratio of net investment income (loss) to average net assets (%)	(0.17) (f)	(0.22)	(0.08)	(0.17)	(0.41)	(0.19)
Portfolio turnover rate (%)	14 (e)	29	30	19	23	34
Net assets, end of period (in millions)	$14.1	$15.2	$13.8	$9.9	$18.8	$20.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Distributions from return of capital were less than $0.01.
(d)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(h)	Distributions from net investment income were less than $0.01.
See accompanying notes to financial statements.
BHFTII-191

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.4%
AAR Corp. (a)	13,601	$935,613
ATI, Inc. (a)	14,832	1,280,595
Cadre Holdings, Inc.	21,654	689,680
Hexcel Corp.	13,712	774,591
Kratos Defense & Security Solutions, Inc. (a)	36,186	1,680,840
Mercury Systems, Inc. (a)	62,455	3,363,826
Moog, Inc. - Class A	25,237	4,567,140
V2X, Inc. (a)	44,253	2,148,483
		15,440,768
Automobile Components — 1.5%
Dorman Products, Inc. (a)	6,088	746,815
Garrett Motion, Inc. (b)	311,459	3,273,434
Modine Manufacturing Co. (a)	4,671	460,094
Patrick Industries, Inc. (b)	10,456	964,775
		5,445,118
Banks — 10.1%
Ameris Bancorp	55,426	3,586,062
Bancorp, Inc. (a) (b)	14,811	843,783
Cadence Bank	81,023	2,591,116
First Busey Corp.	66,360	1,518,649
Hanmi Financial Corp.	34,144	842,674
Home BancShares, Inc.	129,203	3,677,117
Pinnacle Financial Partners, Inc.	33,316	3,678,420
Popular, Inc.	37,872	4,173,873
Prosperity Bancshares, Inc.	46,321	3,253,587
SouthState Corp.	41,465	3,816,024
Western Alliance Bancorp	37,985	2,962,070
Wintrust Financial Corp.	36,232	4,492,043
		35,435,418
Beverages — 0.3%
Vita Coco Co., Inc. (a) (b)	26,853	969,393
Biotechnology — 1.9%
Akero Therapeutics, Inc. (a) (b)	11,680	623,245
Alkermes PLC (a)	30,591	875,209
Insmed, Inc. (a)	10,082	1,014,652
Mirum Pharmaceuticals, Inc. (a)	11,960	608,644
Rhythm Pharmaceuticals, Inc. (a)	12,791	808,263
Scholar Rock Holding Corp. (a)	16,068	569,129
Ultragenyx Pharmaceutical, Inc. (a)	11,826	429,993
Vericel Corp. (a) (b)	22,316	949,546
Viridian Therapeutics, Inc. (a) (b)	28,953	404,763
Xenon Pharmaceuticals, Inc. (a)	14,213	444,867
		6,728,311
Building Products — 2.3%
CSW Industrials, Inc.	2,600	745,758
Griffon Corp.	40,761	2,949,874
Quanex Building Products Corp. (b)	99,177	1,874,445
UFP Industries, Inc. (b)	25,572	2,540,834
		8,110,911
Security Description	Shares	Value
Capital Markets — 4.2%
Donnelley Financial Solutions, Inc. (a)	32,622	$2,011,146
Hamilton Lane, Inc. - Class A	7,686	1,092,335
Marex Group PLC	100,734	3,975,971
P10, Inc. - Class A (b)	44,093	450,631
Perella Weinberg Partners	94,715	1,839,365
Piper Sandler Cos.	3,002	834,376
PJT Partners, Inc. - Class A	7,017	1,157,875
Stifel Financial Corp.	32,172	3,338,810
		14,700,509
Chemicals — 1.8%
Cabot Corp.	29,782	2,233,650
Ecovyst, Inc. (a) (b)	216,145	1,778,873
Hawkins, Inc.	15,731	2,235,375
		6,247,898
Commercial Services & Supplies — 2.8%
ACV Auctions, Inc. - Class A (a)	54,961	891,467
Casella Waste Systems, Inc. - Class A (a) (b)	11,755	1,356,292
CECO Environmental Corp. (a) (b)	85,152	2,410,653
Clean Harbors, Inc. (a)	9,321	2,154,829
VSE Corp.	23,214	3,040,570
		9,853,811
Communications Equipment — 0.1%
Calix, Inc. (a)	8,773	466,636
Construction & Engineering — 2.9%
Arcosa, Inc.	48,844	4,235,263
Construction Partners, Inc. - Class A (a) (b)	13,639	1,449,553
Everus Construction Group, Inc. (a)	3,742	237,729
Limbach Holdings, Inc. (a)	17,925	2,511,292
Sterling Infrastructure, Inc. (a)	7,635	1,761,624
		10,195,461
Construction Materials — 1.1%
Knife River Corp. (a)	45,781	3,737,561
Containers & Packaging — 0.6%
TriMas Corp.	72,008	2,060,149
Diversified Consumer Services — 0.8%
Grand Canyon Education, Inc. (a)	5,749	1,086,561
OneSpaWorld Holdings Ltd.	43,326	883,417
Stride, Inc. (a)	6,371	925,006
		2,894,984
Electric Utilities — 0.8%
TXNM Energy, Inc.	49,207	2,771,338
Electrical Equipment — 0.6%
Powell Industries, Inc. (b)	9,391	1,976,336
Electronic Equipment, Instruments & Components — 6.4%
Advanced Energy Industries, Inc.	7,820	1,036,150
Bel Fuse, Inc. - Class B	39,138	3,823,391
See accompanying notes to financial statements.
BHFTII-192

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
Crane NXT Co. (b)	37,608	$2,027,071
Itron, Inc. (a)	9,743	1,282,471
Mirion Technologies, Inc. (a)	19,900	428,447
OSI Systems, Inc. (a)	2,780	625,111
PAR Technology Corp. (a) (b)	12,193	845,828
TD SYNNEX Corp. (b)	26,111	3,543,263
TTM Technologies, Inc. (a)	120,626	4,923,953
Vontier Corp.	110,435	4,075,052
		22,610,737
Energy Equipment & Services — 2.5%
Cactus, Inc. - Class A	17,060	745,863
Kodiak Gas Services, Inc.	69,563	2,383,924
Noble Corp. PLC	14,644	388,798
Oceaneering International, Inc. (a) (b)	78,820	1,633,151
Tidewater, Inc. (a) (b)	42,977	1,982,529
Weatherford International PLC	29,201	1,469,102
		8,603,367
Entertainment — 0.8%
Atlanta Braves Holdings, Inc. - Class C (a)	57,972	2,711,350
Financial Services — 2.0%
EVERTEC, Inc.	25,773	929,117
Federal Agricultural Mortgage Corp. - Class C	21,308	4,139,718
WEX, Inc. (a)	14,334	2,105,521
		7,174,356
Food Products — 1.5%
Nomad Foods Ltd.	155,318	2,638,853
Post Holdings, Inc. (a)	22,952	2,502,456
		5,141,309
Gas Utilities — 1.5%
MDU Resources Group, Inc.	136,174	2,270,020
UGI Corp.	86,830	3,162,349
		5,432,369
Ground Transportation — 0.1%
RXO, Inc. (a)	28,289	444,703
Health Care Equipment & Supplies — 3.4%
Embecta Corp.	41,974	406,728
Establishment Labs Holdings, Inc. (a) (b)	16,429	701,682
Glaukos Corp. (a)	8,309	858,237
Haemonetics Corp. (a)	40,165	2,996,711
Integer Holdings Corp. (a) (b)	7,169	881,572
iRhythm Technologies, Inc. (a)	5,496	846,164
Lantheus Holdings, Inc. (a)	26,288	2,151,936
Merit Medical Systems, Inc. (a)	11,490	1,074,085
PROCEPT BioRobotics Corp. (a) (b)	16,856	970,905
UFP Technologies, Inc. (a)	4,186	1,022,054
		11,910,074
Security Description	Shares	Value
Health Care Providers & Services — 3.6%
Addus HomeCare Corp. (a)	18,802	$2,165,803
Concentra Group Holdings Parent, Inc. (b)	152,072	3,128,121
Ensign Group, Inc.	5,193	801,072
HealthEquity, Inc. (a)	11,707	1,226,425
Omada Health, Inc. (a) (b)	23,464	429,391
Option Care Health, Inc. (a)	76,047	2,470,007
RadNet, Inc. (a)	17,265	982,551
Select Medical Holdings Corp. (b)	104,191	1,581,619
		12,784,989
Health Care Technology — 0.2%
Phreesia, Inc. (a)	25,843	735,492
Hotels, Restaurants & Leisure — 2.3%
Churchill Downs, Inc.	26,838	2,710,638
First Watch Restaurant Group, Inc. (a)	24,610	394,744
Life Time Group Holdings, Inc. (a)	41,902	1,270,888
Pursuit Attractions & Hospitality, Inc. (a)	52,038	1,500,255
Six Flags Entertainment Corp. (a) (b)	44,338	1,349,205
Super Group SGHC Ltd.	17,881	196,155
Texas Roadhouse, Inc.	4,394	823,480
		8,245,365
Household Durables — 0.9%
Cavco Industries, Inc. (a)	1,145	497,423
Champion Homes, Inc. (a)	15,779	987,923
KB Home	33,101	1,753,360
		3,238,706
Independent Power and Renewable Electricity Producers — 1.3%
Talen Energy Corp. (a)	15,729	4,573,521
Industrial REITs — 0.7%
STAG Industrial, Inc.	64,885	2,354,028
Insurance — 3.0%
Aspen Insurance Holdings Ltd. - Class A (a)	65,977	2,076,296
Baldwin Insurance Group, Inc. (a)	23,609	1,010,702
Fidelis Insurance Holdings Ltd.	107,747	1,786,445
Kemper Corp.	36,976	2,386,431
Skyward Specialty Insurance Group, Inc. (a)	54,175	3,130,773
		10,390,647
Interactive Media & Services — 0.1%
Cargurus, Inc. (a)	13,234	442,942
IT Services — 1.1%
Grid Dynamics Holdings, Inc. (a)	55,209	637,664
Kyndryl Holdings, Inc. (a)	73,420	3,080,703
		3,718,367
Leisure Products — 0.6%
YETI Holdings, Inc. (a)	64,590	2,035,877
Machinery — 4.0%
Allison Transmission Holdings, Inc.	25,626	2,434,214
See accompanying notes to financial statements.
BHFTII-193

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery—(Continued)
Atmus Filtration Technologies, Inc.	67,537	$2,459,697
Blue Bird Corp. (a) (b)	63,337	2,733,625
Chart Industries, Inc. (a)	2,814	463,325
ESCO Technologies, Inc.	8,740	1,676,944
Kadant, Inc. (b)	7,364	2,337,702
Kornit Digital Ltd. (a)	25,601	509,716
RBC Bearings, Inc. (a)	3,586	1,379,893
		13,995,116
Media — 0.6%
John Wiley & Sons, Inc. - Class A	47,788	2,132,778
Oil, Gas & Consumable Fuels — 2.9%
Antero Resources Corp. (a)	99,052	3,989,815
California Resources Corp.	54,105	2,470,975
International Seaways, Inc. (b)	32,319	1,178,997
Magnolia Oil & Gas Corp. - Class A (b)	35,758	803,840
Viper Energy, Inc. (b)	45,193	1,723,209
		10,166,836
Personal Care Products — 0.9%
BellRing Brands, Inc. (a)	41,000	2,375,130
Interparfums, Inc.	6,393	839,465
		3,214,595
Pharmaceuticals — 3.0%
ANI Pharmaceuticals, Inc. (a)	39,506	2,577,767
Axsome Therapeutics, Inc. (a)	5,999	626,236
Collegium Pharmaceutical, Inc. (a)	56,492	1,670,468
Ligand Pharmaceuticals, Inc. (a)	8,883	1,009,819
Supernus Pharmaceuticals, Inc. (a)	91,248	2,876,137
Verona Pharma PLC (ADR) (a)	13,687	1,294,516
WaVe Life Sciences Ltd. (a)	71,129	462,339
		10,517,282
Professional Services — 3.2%
Alight, Inc. - Class A (b)	406,191	2,299,041
Amentum Holdings, Inc. (a)	108,441	2,560,292
Concentrix Corp. (b)	54,725	2,892,490
Huron Consulting Group, Inc. (a)	6,547	900,474
Korn Ferry	33,293	2,441,376
		11,093,673
Real Estate Management & Development — 0.8%
Colliers International Group, Inc.	21,787	2,844,075
Retail REITs — 1.0%
Agree Realty Corp. (b)	30,345	2,217,006
Curbline Properties Corp.	58,449	1,334,390
		3,551,396
Semiconductors & Semiconductor Equipment — 0.8%
MACOM Technology Solutions Holdings, Inc. (a)	11,249	1,611,869
Silicon Laboratories, Inc. (a)	7,086	1,044,193
		2,656,062
Security Description	Shares	Value
Software — 3.7%
Agilysys, Inc. (a)	8,182	$937,984
Clearwater Analytics Holdings, Inc. - Class A (a)	39,376	863,516
Commvault Systems, Inc. (a)	5,577	972,238
Five9, Inc. (a)	87,904	2,327,698
I3 Verticals, Inc. - Class A (a) (b)	40,039	1,100,272
Intapp, Inc. (a)	26,029	1,343,617
PagerDuty, Inc. (a) (b)	106,182	1,622,461
Procore Technologies, Inc. (a)	13,281	908,686
Varonis Systems, Inc. (a)	25,273	1,282,605
Vertex, Inc. - Class A (a)	25,876	914,328
Workiva, Inc. (a)	9,788	669,989
		12,943,394
Specialized REITs — 0.6%
PotlatchDeltic Corp.	58,760	2,254,621
Specialty Retail — 1.9%
Academy Sports & Outdoors, Inc.	26,828	1,202,163
Bath & Body Works, Inc.	71,528	2,142,979
Boot Barn Holdings, Inc. (a)	16,468	2,503,136
Warby Parker, Inc. - Class A (a)	35,814	785,401
		6,633,679
Textiles, Apparel & Luxury Goods — 1.1%
Crocs, Inc. (a) (b)	24,036	2,434,366
Levi Strauss & Co. - Class A	82,122	1,518,436
		3,952,802
Trading Companies & Distributors — 4.2%
Air Lease Corp.	56,675	3,314,921
Applied Industrial Technologies, Inc.	4,897	1,138,308
Herc Holdings, Inc.	13,747	1,810,342
McGrath RentCorp	25,536	2,961,155
MRC Global, Inc. (a)	171,565	2,352,156
NPK International, Inc. (a)	280,379	2,386,025
SiteOne Landscape Supply, Inc. (a)	5,099	616,673
		14,579,580
Wireless Telecommunication Services — 1.5%
U.S. Cellular Corp. (a)	81,284	5,199,737
Total Common Stocks (Cost $252,927,042)		345,318,427

Escrow Shares—0.0%
Wireless Telecommunication Services — 0.0%
GCI Liberty, Inc. (a) (c) (d) (Cost $0)	39,365	0
See accompanying notes to financial statements.
BHFTII-194

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Short-Term Investments—1.6%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—1.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $5,570,337; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $5,681,257	5,569,834	$5,569,834
Total Short-Term Investments (Cost $5,569,834)		5,569,834

Securities Lending Reinvestments (e)—2.4%
Short-Term Investment Funds—1.0%
AB Government Money Market Portfolio, Institutional Class 4.170% (f)	160,000	160,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.220% (f)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.190% (f)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.260% (f)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.230% (f)	500,000	500,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.270% (f)	500,000	500,000
		3,660,000

Repurchase Agreements—1.4%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $200,025; collateralized by various Common Stock with an aggregate market value of $222,615	200,000	200,000
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $500,063; collateralized by various Common Stock with an aggregate market value of $556,537	500,000	500,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $500,061; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $510,000	500,000	500,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $400,049; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $408,050	400,000	400,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $1,024,294; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $1,044,654	1,024,170	1,024,170
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $1,000,122; collateralized by various Common Stock with an aggregate market value of $1,100,000	1,000,000	$1,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $200,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $204,000	200,000	200,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $400,049; collateralized by various Common Stock with an aggregate market value of $445,048	400,000	400,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $600,074; collateralized by various Common Stock with an aggregate market value of $660,082	600,000	600,000
		4,824,170
Total Securities Lending Reinvestments (Cost $8,484,170)		8,484,170
Total Investments—102.4% (Cost $266,981,046)		359,372,431
Other assets and liabilities (net)—(2.4)%		(8,546,809)
Net Assets—100.0%		$350,825,622

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $19,957,865 and the collateral received consisted of cash in the amount of
$8,484,170 and non-cash collateral with a value of $11,933,172. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
See accompanying notes to financial statements.
BHFTII-195

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$55,033,024	$0	$69,493,650
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(8,484,170)	$—	$—	$—	$(8,484,170)
Gross amount of recognized liabilities for securities lending transactions					$(8,484,170)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$345,318,427	$—	$—	$345,318,427
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	5,569,834	—	5,569,834
Securities Lending Reinvestments
Short-Term Investment Funds	3,660,000	—	—	3,660,000
Repurchase Agreements	—	4,824,170	—	4,824,170
Total Securities Lending Reinvestments	3,660,000	4,824,170	—	8,484,170
Total Investments	$348,978,427	$10,394,004	$0	$359,372,431
Collateral for Securities Loaned (Liability)	$—	$(8,484,170)	$—	$(8,484,170)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
See accompanying notes to financial statements.
BHFTII-196

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$359,372,431
Receivable for:
Investments sold	754,937
Fund shares sold	289,760
Dividends and interest	195,621
Prepaid expenses	2,708
Total Assets	360,615,457
Liabilities
Collateral for securities loaned	8,484,170
Payable for:
Investments purchased	630,185
Fund shares redeemed	72,365
Accrued Expenses:
Management fees	230,421
Distribution and service fees	20,788
Deferred trustees’ fees	213,641
Other expenses	138,265
Total Liabilities	9,789,835
Net Assets	$350,825,622
Net Assets Consist of:
Paid in surplus	$252,805,834
Distributable earnings (Accumulated losses)	98,019,788
Net Assets	$350,825,622
Net Assets
Class A	$241,372,466
Class B	93,649,427
Class E	15,803,729
Capital Shares Outstanding*
Class A	1,150,620
Class B	511,021
Class E	81,074
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$209.78
Class B	183.26
Class E	194.93

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $266,981,046.
(b)	Includes securities loaned at value of $19,957,865.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$1,848,606
Interest	117,945
Securities lending income	23,061
Total investment income	1,989,612
Expenses
Management fees	1,557,771
Administration fees	16,970
Custodian and accounting fees	17,454
Distribution and service fees—Class B	115,562
Distribution and service fees—Class E	11,903
Audit and tax services	25,047
Legal	22,722
Trustees’ fees and expenses	20,044
Shareholder reporting	26,349
Insurance	1,627
Miscellaneous	6,166
Total expenses	1,821,615
Less management fee waiver	(144,572)
Less broker commission recapture	(7,223)
Net expenses	1,669,820
Net Investment Income	319,792
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	5,998,653
Net change in unrealized appreciation (depreciation) on investments	(12,149,209)
Net realized and unrealized gain (loss)	(6,150,556)
Net Increase (Decrease) in Net Assets From Operations	$(5,830,764)

(a)	Net of foreign withholding taxes of $3,375.
See accompanying notes to financial statements.
BHFTII-197

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$319,792	$618,263
Net realized gain (loss)	5,998,653	42,099,840
Net change in unrealized appreciation (depreciation)	(12,149,209)	(464,789)
Increase (decrease) in net assets from operations	(5,830,764)	42,253,314
From Distributions to Shareholders
Class A	(28,647,096)	(17,254,981)
Class B	(12,376,714)	(7,777,177)
Class E	(1,974,793)	(1,324,278)
Total distributions	(42,998,603)	(26,356,436)
Increase (decrease) in net assets from capital share transactions	26,772,807	(20,665,319)
Total increase (decrease) in net assets	(22,056,560)	(4,768,441)
Net Assets
Beginning of period	372,882,182	377,650,623
End of period	$350,825,622	$372,882,182

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	10,104	$2,265,812	19,562	$4,653,008
Reinvestments	138,211	28,647,096	75,211	17,254,981
Redemptions	(56,471)	(12,916,407)	(111,245)	(26,649,246)
Net increase (decrease)	91,844	$17,996,501	(16,472)	$(4,741,257)
Class B
Sales	14,720	$2,944,950	13,995	$2,954,856
Reinvestments	68,342	12,376,714	38,131	7,777,177
Redemptions	(36,683)	(7,453,961)	(110,925)	(23,893,387)
Net increase (decrease)	46,379	$7,867,703	(58,799)	$(13,161,354)
Class E
Sales	1,243	$264,577	2,125	$483,747
Reinvestments	10,252	1,974,793	6,157	1,324,278
Redemptions	(6,231)	(1,330,767)	(20,246)	(4,570,733)
Net increase (decrease)	5,264	$908,603	(11,964)	$(2,762,708)
Increase (decrease) derived from capital shares transactions		$26,772,807		$(20,665,319)
See accompanying notes to financial statements.
BHFTII-198

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$241.77	$232.13	$207.66	$307.10	$267.73	$262.79
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.29	0.58	0.50	0.73	0.04	0.54
Net realized and unrealized gain (loss)	(4.07)	25.77	34.78	(50.49)	57.96	24.46
Total income (loss) from investment operations	(3.78)	26.35	35.28	(49.76)	58.00	25.00
Less Distributions
Distributions from net investment income	(0.49)	(0.35)	(0.43)	0.00	(0.25)	(0.32)
Distributions from net realized capital gains	(27.72)	(16.36)	(10.38)	(49.68)	(18.38)	(19.74)
Total distributions	(28.21)	(16.71)	(10.81)	(49.68)	(18.63)	(20.06)
Net Asset Value, End of Period	$209.78	$241.77	$232.13	$207.66	$307.10	$267.73
Total Return (%) (b)	(1.42) (c)	11.74	17.46	(15.06)	21.95	12.07
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.98 (d)	0.98	0.98	0.96	0.96	0.98
Net ratio of expenses to average net assets (%) (e)	0.90 (d)	0.90	0.89	0.88	0.87	0.90
Ratio of net investment income (loss) to average net assets (%)	0.26 (d)	0.24	0.23	0.31	0.01	0.24
Portfolio turnover rate (%)	16 (c)	31	28	31	29	35
Net assets, end of period (in millions)	$241.4	$256.0	$249.6	$230.6	$291.6	$262.1

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$214.64	$208.02	$187.19	$283.63	$248.88	$246.17
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.01	(0.03)	(0.03)	0.13	(0.64)	(0.02)
Net realized and unrealized gain (loss)	(3.67)	23.01	31.24	(46.89)	53.77	22.47
Total income (loss) from investment operations	(3.66)	22.98	31.21	(46.76)	53.13	22.45
Less Distributions
Distributions from net realized capital gains	(27.72)	(16.36)	(10.38)	(49.68)	(18.38)	(19.74)
Total distributions	(27.72)	(16.36)	(10.38)	(49.68)	(18.38)	(19.74)
Net Asset Value, End of Period	$183.26	$214.64	$208.02	$187.19	$283.63	$248.88
Total Return (%) (b)	(1.55) (c)	11.46	17.18	(15.28)	21.64	11.79
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.23 (d)	1.23	1.23	1.21	1.21	1.23
Net ratio of expenses to average net assets (%) (e)	1.15 (d)	1.15	1.14	1.13	1.12	1.15
Ratio of net investment income (loss) to average net assets (%)	0.01 (d)	(0.01)	(0.02)	0.06	(0.23)	(0.01)
Portfolio turnover rate (%)	16 (c)	31	28	31	29	35
Net assets, end of period (in millions)	$93.6	$99.7	$108.9	$104.8	$142.8	$143.4
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-199

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$226.47	$218.42	$195.97	$293.73	$256.93	$253.13
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.19	0.17	0.35	(0.38)	0.19
Net realized and unrealized gain (loss)	(3.84)	24.22	32.76	(48.43)	55.56	23.35
Total income (loss) from investment operations	(3.72)	24.41	32.93	(48.08)	55.18	23.54
Less Distributions
Distributions from net investment income	(0.10)	0.00	(0.10)	0.00	0.00	0.00
Distributions from net realized capital gains	(27.72)	(16.36)	(10.38)	(49.68)	(18.38)	(19.74)
Total distributions	(27.82)	(16.36)	(10.48)	(49.68)	(18.38)	(19.74)
Net Asset Value, End of Period	$194.93	$226.47	$218.42	$195.97	$293.73	$256.93
Total Return (%) (b)	(1.50) (c)	11.57	17.29	(15.19)	21.77	11.90
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.13 (d)	1.13	1.13	1.11	1.11	1.13
Net ratio of expenses to average net assets (%) (e)	1.05 (d)	1.05	1.04	1.03	1.02	1.05
Ratio of net investment income (loss) to average net assets (%)	0.11 (d)	0.09	0.08	0.16	(0.13)	0.09
Portfolio turnover rate (%)	16 (c)	31	28	31	29	35
Net assets, end of period (in millions)	$15.8	$17.2	$19.2	$18.6	$24.8	$25.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-200

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 7.6%
AAR Corp. (a)	55,424	$3,812,617
ATI, Inc. (a)	60,406	5,215,454
Cadre Holdings, Inc.	88,178	2,808,469
Hexcel Corp.	55,866	3,155,870
Kratos Defense & Security Solutions, Inc. (a)	147,212	6,837,998
Mercury Systems, Inc. (a)	66,175	3,564,186
		25,394,594
Automobile Components — 2.7%
Dorman Products, Inc. (a)	24,795	3,041,603
Modine Manufacturing Co. (a)	18,945	1,866,082
Patrick Industries, Inc. (b)	42,584	3,929,226
		8,836,911
Banks — 1.0%
Bancorp, Inc. (a) (b)	60,321	3,436,487
Beverages — 1.2%
Vita Coco Co., Inc. (a)	109,843	3,965,332
Biotechnology — 8.2%
Akero Therapeutics, Inc. (a)	47,635	2,541,804
Alkermes PLC (a)	124,673	3,566,895
Insmed, Inc. (a)	40,996	4,125,837
Mirum Pharmaceuticals, Inc. (a)	48,706	2,478,648
Rhythm Pharmaceuticals, Inc. (a) (b)	52,090	3,291,567
Scholar Rock Holding Corp. (a)	65,440	2,317,885
Ultragenyx Pharmaceutical, Inc. (a)	48,417	1,760,442
Vericel Corp. (a) (b)	90,882	3,867,029
Viridian Therapeutics, Inc. (a) (b)	117,888	1,648,074
Xenon Pharmaceuticals, Inc. (a)	57,890	1,811,957
		27,410,138
Building Products — 0.9%
CSW Industrials, Inc.	10,578	3,034,088
Capital Markets — 5.4%
Hamilton Lane, Inc. - Class A	31,309	4,449,635
Marex Group PLC	88,435	3,490,530
P10, Inc. - Class A (b)	179,791	1,837,464
Piper Sandler Cos.	12,211	3,393,925
PJT Partners, Inc. - Class A	28,537	4,708,890
		17,880,444
Commercial Services & Supplies — 2.8%
ACV Auctions, Inc. - Class A (a)	223,820	3,630,361
Casella Waste Systems, Inc. - Class A (a)	47,822	5,517,702
		9,148,063
Communications Equipment — 0.6%
Calix, Inc. (a)	35,885	1,908,723
Construction & Engineering — 5.3%
Arcosa, Inc.	42,788	3,710,148
Construction Partners, Inc. - Class A (a) (b)	55,540	5,902,791
Everus Construction Group, Inc. (a)	15,197	965,465
Security Description	Shares	Value
Construction & Engineering—(Continued)
Sterling Infrastructure, Inc. (a)	31,088	$7,172,934
		17,751,338
Diversified Consumer Services — 3.5%
Grand Canyon Education, Inc. (a)	23,418	4,426,002
OneSpaWorld Holdings Ltd.	176,506	3,598,957
Stride, Inc. (a)	25,935	3,765,503
		11,790,462
Electronic Equipment, Instruments & Components — 5.2%
Advanced Energy Industries, Inc.	31,853	4,220,522
Itron, Inc. (a)	39,676	5,222,552
Mirion Technologies, Inc. (a)	81,388	1,752,284
OSI Systems, Inc. (a)	11,394	2,562,055
PAR Technology Corp. (a)	49,660	3,444,914
		17,202,327
Energy Equipment & Services — 2.3%
Cactus, Inc. - Class A	69,437	3,035,786
Noble Corp. PLC (b)	59,641	1,583,468
Oceaneering International, Inc. (a)	150,489	3,118,132
		7,737,386
Financial Services — 1.1%
EVERTEC, Inc.	104,963	3,783,916
Ground Transportation — 0.5%
RXO, Inc. (a)	115,201	1,810,960
Health Care Equipment & Supplies — 6.6%
Establishment Labs Holdings, Inc. (a) (b)	66,981	2,860,759
Glaukos Corp. (a)	33,843	3,495,643
Integer Holdings Corp. (a) (b)	29,217	3,592,815
iRhythm Technologies, Inc. (a) (b)	22,493	3,463,022
Merit Medical Systems, Inc. (a)	47,074	4,400,478
PROCEPT BioRobotics Corp. (a) (b)	68,689	3,956,486
		21,769,203
Health Care Providers & Services — 4.2%
Ensign Group, Inc.	21,122	3,258,280
HealthEquity, Inc. (a)	47,686	4,995,585
Omada Health, Inc. (a) (b)	95,703	1,751,365
RadNet, Inc. (a)	70,321	4,001,968
		14,007,198
Health Care Technology — 0.9%
Phreesia, Inc. (a)	105,450	3,001,107
Hotels, Restaurants & Leisure — 3.3%
First Watch Restaurant Group, Inc. (a)	100,797	1,616,784
Life Time Group Holdings, Inc. (a)	170,573	5,173,479
Super Group SGHC Ltd.	72,627	796,718
Texas Roadhouse, Inc.	17,891	3,352,952
		10,939,933
See accompanying notes to financial statements.
BHFTII-201

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Household Durables — 0.6%
Cavco Industries, Inc. (a)	4,643	$2,017,058
Insurance — 1.2%
Baldwin Insurance Group, Inc. (a)	96,154	4,116,353
Interactive Media & Services — 0.6%
Cargurus, Inc. (a)	54,216	1,814,609
IT Services — 0.8%
Grid Dynamics Holdings, Inc. (a)	224,807	2,596,521
Machinery — 4.9%
Chart Industries, Inc. (a)	11,530	1,898,415
ESCO Technologies, Inc.	35,589	6,828,461
Kornit Digital Ltd. (a)	104,249	2,075,598
RBC Bearings, Inc. (a)	14,608	5,621,158
		16,423,632
Oil, Gas & Consumable Fuels — 1.0%
Magnolia Oil & Gas Corp. - Class A (b)	145,625	3,273,650
Personal Care Products — 1.9%
BellRing Brands, Inc. (a)	48,349	2,800,858
Interparfums, Inc.	26,037	3,418,918
		6,219,776
Pharmaceuticals — 4.9%
Axsome Therapeutics, Inc. (a)	24,438	2,551,083
Ligand Pharmaceuticals, Inc. (a)	36,189	4,113,966
Supernus Pharmaceuticals, Inc. (a)	83,484	2,631,416
Verona Pharma PLC (ADR) (a)	55,628	5,261,296
WaVe Life Sciences Ltd. (a)	290,315	1,887,047
		16,444,808
Professional Services — 1.1%
Huron Consulting Group, Inc. (a)	26,666	3,667,642
Semiconductors & Semiconductor Equipment — 3.3%
MACOM Technology Solutions Holdings, Inc. (a)	45,815	6,564,831
Silicon Laboratories, Inc. (a)	28,860	4,252,810
		10,817,641
Software — 9.7%
Agilysys, Inc. (a)	33,281	3,815,334
Clearwater Analytics Holdings, Inc. - Class A (a)	160,370	3,516,914
Commvault Systems, Inc. (a)	22,844	3,982,395
Intapp, Inc. (a) (b)	106,017	5,472,598
Procore Technologies, Inc. (a)	54,097	3,701,317
Varonis Systems, Inc. (a)	102,939	5,224,154
Vertex, Inc. - Class A (a)	105,323	3,721,588
Workiva, Inc. (a)	39,863	2,728,622
		32,162,922
Specialty Retail — 1.6%
Boot Barn Holdings, Inc. (a)	13,911	2,114,472
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Warby Parker, Inc. - Class A (a)	145,863	$3,198,776
		5,313,248
Trading Companies & Distributors — 2.8%
Applied Industrial Technologies, Inc.	19,948	4,636,912
McGrath RentCorp	18,859	2,186,890
SiteOne Landscape Supply, Inc. (a)	20,765	2,511,319
		9,335,121
Total Common Stocks (Cost $243,535,166)		325,011,591

Short-Term Investments—2.4%
Repurchase Agreement—2.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $8,018,101; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $8,177,754	8,017,377	8,017,377
Total Short-Term Investments (Cost $8,017,377)		8,017,377

Securities Lending Reinvestments (c)—0.6%
Short-Term Investment Funds—0.4%
AB Government Money Market Portfolio, Institutional Class 4.170% (d)	5,000	5,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.220% (d)	250,000	250,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.190% (d)	250,000	250,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.220% (d)	250,000	250,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.230% (d)	250,000	250,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.250% (d)	250,000	250,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.270% (d)	250,000	250,000
		1,505,000

Repurchase Agreements—0.2%
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $20,002; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $20,402	20,000	20,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $448,088; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $456,994	448,033	448,033
See accompanying notes to financial statements.
BHFTII-202

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.360%, due on 07/01/25 with a maturity value of $13,483; collateralized by U.S. Treasury Obligations with rates ranging from 2.250% - 3.250%, maturity dates ranging from 05/15/41 - 05/15/52, and an aggregate market value of $13,751	13,482	$13,482
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $50,006; collateralized by various Common Stock with an aggregate market value of $55,631	50,000	50,000
		531,515
Total Securities Lending Reinvestments (Cost $2,036,515)		2,036,515
Total Investments—100.7% (Cost $253,589,058)		335,065,483
Other assets and liabilities (net)—(0.7)%		(2,475,068)
Net Assets—100.0%		$332,590,415

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $7,626,712 and the collateral received consisted of cash in the amount of
$2,036,515 and non-cash collateral with a value of $5,676,566. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$49,095,903	$0	$51,915,100
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(2,036,515)	$—	$—	$—	$(2,036,515)
Gross amount of recognized liabilities for securities lending transactions					$(2,036,515)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$325,011,591	$—	$—	$325,011,591
Total Short-Term Investments*	—	8,017,377	—	8,017,377
Securities Lending Reinvestments
Short-Term Investment Funds	1,505,000	—	—	1,505,000
See accompanying notes to financial statements.
BHFTII-203

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$531,515	$—	$531,515
Total Securities Lending Reinvestments	1,505,000	531,515	—	2,036,515
Total Investments	$326,516,591	$8,548,892	$—	$335,065,483
Collateral for Securities Loaned (Liability)	$—	$(2,036,515)	$—	$(2,036,515)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-204

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$335,065,483
Receivable for:
Investments sold	1,729,463
Fund shares sold	59,840
Dividends and interest	31,117
Prepaid expenses	2,558
Total Assets	336,888,461
Liabilities
Collateral for securities loaned	2,036,515
Payable for:
Investments purchased	1,663,264
Fund shares redeemed	46,990
Accrued Expenses:
Management fees	215,979
Distribution and service fees	9,622
Deferred trustees’ fees	213,882
Other expenses	111,794
Total Liabilities	4,298,046
Net Assets	$332,590,415
Net Assets Consist of:
Paid in surplus	$247,764,637
Distributable earnings (Accumulated losses)	84,825,778
Net Assets	$332,590,415
Net Assets
Class A	$282,755,130
Class B	44,462,013
Class E	5,373,272
Capital Shares Outstanding*
Class A	26,878,174
Class B	5,207,286
Class E	572,729
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.52
Class B	8.54
Class E	9.38

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $253,589,058.
(b)	Includes securities loaned at value of $7,626,712.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends	$521,670
Interest	155,523
Securities lending income	11,810
Total investment income	689,003
Expenses
Management fees	1,434,076
Administration fees	16,455
Custodian and accounting fees	13,765
Distribution and service fees—Class B	54,626
Distribution and service fees—Class E	3,974
Audit and tax services	25,047
Legal	22,722
Trustees’ fees and expenses	20,044
Shareholder reporting	14,866
Insurance	1,493
Miscellaneous	6,087
Total expenses	1,613,155
Less management fee waiver	(149,424)
Less broker commission recapture	(4,349)
Net expenses	1,459,382
Net Investment Loss	(770,379)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	6,679,904
Net change in unrealized appreciation (depreciation) on investments	(12,712,264)
Net realized and unrealized gain (loss)	(6,032,360)
Net Increase (Decrease) in Net Assets From Operations	$(6,802,739)
See accompanying notes to financial statements.
BHFTII-205

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(770,379)	$(1,693,979)
Net realized gain (loss)	6,679,904	37,783,351
Net change in unrealized appreciation (depreciation)	(12,712,264)	15,840,389
Increase (decrease) in net assets from operations	(6,802,739)	51,929,761
From Distributions to Shareholders
Class A	(31,247,678)	(2,721,716)
Class B	(5,895,211)	(524,755)
Class E	(661,258)	(56,341)
Total distributions	(37,804,147)	(3,302,812)
Increase (decrease) in net assets from capital share transactions	34,407,989	(83,041,313)
Total increase (decrease) in net assets	(10,198,897)	(34,414,364)
Net Assets
Beginning of period	342,789,312	377,203,676
End of period	$332,590,415	$342,789,312

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	792,982	$8,804,669	202,091	$2,286,136
Reinvestments	2,993,073	31,247,678	243,663	2,721,716
Redemptions	(860,484)	(10,157,126)	(6,879,249)	(79,879,645)
Net increase (decrease)	2,925,571	$29,895,221	(6,433,495)	$(74,871,793)
Class B
Sales	198,369	$1,849,494	221,142	$2,117,771
Reinvestments	696,011	5,895,211	56,304	524,755
Redemptions	(393,316)	(3,755,829)	(1,066,637)	(10,169,960)
Net increase (decrease)	501,064	$3,988,876	(789,191)	$(7,527,434)
Class E
Sales	16,078	$168,188	5,385	$54,111
Reinvestments	71,027	661,258	5,573	56,341
Redemptions	(30,374)	(305,554)	(72,828)	(752,538)
Net increase (decrease)	56,731	$523,892	(61,870)	$(642,086)
Increase (decrease) derived from capital shares transactions		$34,407,989		$(83,041,313)
See accompanying notes to financial statements.
BHFTII-206

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.09	$10.62	$9.49	$16.30	$16.31	$14.03
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)	(0.05)	(0.04)	(0.05)	(0.09)	(0.07)
Net realized and unrealized gain (loss)	(0.23)	1.62	1.17	(3.96)	1.65	4.16
Total income (loss) from investment operations	(0.26)	1.57	1.13	(4.01)	1.56	4.09
Less Distributions
Distributions from net realized capital gains	(1.31)	(0.10)	0.00	(2.80)	(1.57)	(1.81)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (b)	0.00	0.00
Total distributions	(1.31)	(0.10)	0.00	(2.80)	(1.57)	(1.81)
Net Asset Value, End of Period	$10.52	$12.09	$10.62	$9.49	$16.30	$16.31
Total Return (%) (c)	(2.11) (d)	14.88	11.91	(22.96)	10.00	34.34
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.98 (e)	0.97	0.97	0.95	0.95	0.97
Net ratio of expenses to average net assets (%) (f)	0.88 (e)	0.88	0.87	0.86	0.86	0.88
Ratio of net investment income (loss) to average net assets (%)	(0.45) (e)	(0.43)	(0.42)	(0.43)	(0.57)	(0.52)
Portfolio turnover rate (%)	16 (d)	37	36	33	44	57
Net assets, end of period (in millions)	$282.8	$289.7	$322.8	$311.3	$416.3	$428.9

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.08	$8.89	$7.97	$14.35	$14.57	$12.76
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)	(0.06)	(0.06)	(0.06)	(0.12)	(0.09)
Net realized and unrealized gain (loss)	(0.20)	1.35	0.98	(3.52)	1.47	3.71
Total income (loss) from investment operations	(0.23)	1.29	0.92	(3.58)	1.35	3.62
Less Distributions
Distributions from net realized capital gains	(1.31)	(0.10)	0.00	(2.80)	(1.57)	(1.81)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (b)	0.00	0.00
Total distributions	(1.31)	(0.10)	0.00	(2.80)	(1.57)	(1.81)
Net Asset Value, End of Period	$8.54	$10.08	$8.89	$7.97	$14.35	$14.57
Total Return (%) (c)	(2.22) (d)	14.63	11.54	(23.10)	9.74	34.04
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.23 (e)	1.22	1.22	1.20	1.20	1.22
Net ratio of expenses to average net assets (%) (f)	1.13 (e)	1.13	1.12	1.11	1.11	1.13
Ratio of net investment income (loss) to average net assets (%)	(0.70) (e)	(0.68)	(0.67)	(0.68)	(0.81)	(0.78)
Portfolio turnover rate (%)	16 (d)	37	36	33	44	57
Net assets, end of period (in millions)	$44.5	$47.5	$48.9	$48.7	$69.6	$73.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-207

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.94	$9.63	$8.62	$15.19	$15.32	$13.31
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)	(0.06)	(0.05)	(0.06)	(0.11)	(0.08)
Net realized and unrealized gain (loss)	(0.22)	1.47	1.06	(3.71)	1.55	3.90
Total income (loss) from investment operations	(0.25)	1.41	1.01	(3.77)	1.44	3.82
Less Distributions
Distributions from net realized capital gains	(1.31)	(0.10)	0.00	(2.80)	(1.57)	(1.81)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (b)	0.00	0.00
Total distributions	(1.31)	(0.10)	0.00	(2.80)	(1.57)	(1.81)
Net Asset Value, End of Period	$9.38	$10.94	$9.63	$8.62	$15.19	$15.32
Total Return (%) (c)	(2.24) (d)	14.75	11.72	(23.07)	9.86	34.15
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.13 (e)	1.12	1.12	1.10	1.10	1.12
Net ratio of expenses to average net assets (%) (f)	1.03 (e)	1.03	1.02	1.01	1.01	1.03
Ratio of net investment income (loss) to average net assets (%)	(0.60) (e)	(0.58)	(0.56)	(0.58)	(0.70)	(0.68)
Portfolio turnover rate (%)	16 (d)	37	36	33	44	57
Net assets, end of period (in millions)	$5.4	$5.6	$5.6	$5.5	$7.9	$8.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-208

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
U.S. Treasury & Government Agencies—45.5% of Net Assets

Security Description	Principal Amount*	Value

Federal Agencies — 0.7%
Federal Farm Credit Banks Funding Corp.
0.680%, 01/13/27	725,000	$689,514
4.580%, 04/02/29	2,100,000	2,097,220
4.670%, 12/02/27	2,000,000	2,001,336
Federal Home Loan Banks
4.000%, 10/09/26	2,500,000	2,503,234
4.000%, 03/10/27	500,000	501,423
5.500%, 07/15/36 (a)	2,000,000	2,177,246
Federal Home Loan Mortgage Corp.
4.500%, 05/23/30	2,000,000	1,997,227
4.550%, 02/11/28	4,600,000	4,601,062
6.250%, 07/15/32 (a)	1,100,000	1,247,179
Federal National Mortgage Association
0.750%, 10/08/27	750,000	701,147
6.625%, 11/15/30 (a)	1,450,000	1,638,641
7.250%, 05/15/30	1,300,000	1,496,238
Tennessee Valley Authority
3.500%, 12/15/42	1,600,000	1,301,769
4.375%, 08/01/34	500,000	495,521
		23,448,757
U.S. Treasury — 44.8%
U.S. Treasury Bonds
1.125%, 05/15/40	4,100,000	2,547,125
1.125%, 08/15/40	3,200,000	1,967,000
1.250%, 05/15/50	3,200,000	1,537,500
1.375%, 11/15/40	6,000,000	3,821,250
1.375%, 08/15/50	11,100,000	5,473,687
1.625%, 11/15/50	5,200,000	2,740,563
1.750%, 08/15/41	7,000,000	4,645,156
1.875%, 02/15/41	14,000,000	9,625,000
1.875%, 02/15/51	11,000,000	6,180,625
1.875%, 11/15/51	11,500,000	6,400,469
2.000%, 11/15/41	9,100,000	6,256,250
2.000%, 02/15/50	6,400,000	3,758,000
2.000%, 08/15/51	9,600,000	5,535,000
2.250%, 05/15/41	3,700,000	2,686,547
2.250%, 08/15/46	3,000,000	1,965,000
2.250%, 08/15/49	6,000,000	3,764,063
2.250%, 02/15/52	5,400,000	3,299,906
2.375%, 02/15/42	6,700,000	4,872,156
2.375%, 11/15/49	3,000,000	1,929,844
2.375%, 05/15/51	5,300,000	3,361,359
2.500%, 02/15/45	4,000,000	2,816,250
2.500%, 05/15/46	4,800,000	3,314,250
2.750%, 08/15/42	4,820,000	3,686,547
2.750%, 11/15/42	1,200,000	913,688
2.750%, 08/15/47	3,000,000	2,138,438
2.750%, 11/15/47 (a)	9,000,000	6,399,844
2.875%, 05/15/43	3,260,000	2,511,728
2.875%, 08/15/45	2,200,000	1,644,844
2.875%, 11/15/46	2,000,000	1,472,500
2.875%, 05/15/49	16,100,000	11,559,297
2.875%, 05/15/52	10,900,000	7,674,281
3.000%, 11/15/44	2,600,000	2,001,594
3.000%, 05/15/45 (a)	3,100,000	2,374,406
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.000%, 02/15/47	3,000,000	$2,252,344
3.000%, 05/15/47	2,800,000	2,096,500
3.000%, 02/15/48	1,300,000	966,063
3.000%, 08/15/48	7,700,000	5,694,391
3.000%, 02/15/49	6,300,000	4,643,297
3.000%, 08/15/52	11,200,000	8,086,750
3.125%, 11/15/41	1,500,000	1,229,531
3.125%, 02/15/43	3,270,000	2,628,263
3.125%, 08/15/44	2,700,000	2,128,359
3.125%, 05/15/48	2,500,000	1,896,875
3.250%, 05/15/42	3,100,000	2,564,281
3.375%, 08/15/42	2,200,000	1,846,281
3.375%, 05/15/44	3,000,000	2,466,563
3.375%, 11/15/48	6,000,000	4,746,562
3.500%, 02/15/39	1,872,000	1,688,895
3.625%, 08/15/43	2,600,000	2,235,594
3.625%, 02/15/44	2,420,000	2,070,991
3.625%, 02/15/53	4,300,000	3,511,219
3.625%, 05/15/53	3,200,000	2,610,500
3.750%, 08/15/41	1,300,000	1,164,313
3.750%, 11/15/43	3,400,000	2,969,688
3.875%, 02/15/43	10,900,000	9,757,203
3.875%, 05/15/43	7,600,000	6,788,937
4.000%, 11/15/42	3,100,000	2,827,781
4.000%, 11/15/52	13,000,000	11,370,937
4.125%, 08/15/44	3,000,000	2,749,219
4.125%, 08/15/53	7,700,000	6,879,469
4.250%, 11/15/40	1,780,000	1,705,741
4.250%, 02/15/54	4,100,000	3,741,250
4.250%, 08/15/54	7,200,000	6,576,750
4.375%, 11/15/39	1,900,000	1,861,703
4.375%, 05/15/40	1,220,000	1,191,978
4.375%, 05/15/41	1,350,000	1,307,813
4.375%, 08/15/43	2,200,000	2,097,563
4.500%, 02/15/36 (a)	600,000	615,000
4.500%, 05/15/38	1,500,000	1,516,875
4.500%, 08/15/39	4,000,000	3,983,750
4.500%, 02/15/44 (a)	4,200,000	4,058,906
4.500%, 11/15/54	8,200,000	7,818,187
4.625%, 02/15/40	1,300,000	1,307,109
4.625%, 05/15/44	8,000,000	7,846,250
4.625%, 11/15/44 (a)	2,100,000	2,056,031
4.625%, 05/15/54	5,700,000	5,537,906
4.625%, 02/15/55	6,300,000	6,134,625
4.750%, 02/15/41	3,900,000	3,949,359
4.750%, 11/15/43	9,800,000	9,789,281
4.750%, 02/15/45 (a)	8,200,000	8,157,719
4.750%, 11/15/53	9,800,000	9,714,250
5.250%, 02/15/29	750,000	789,375
6.250%, 05/15/30 (a)	2,500,000	2,766,406
U.S. Treasury Notes
0.375%, 07/31/27 (a)	3,100,000	2,893,172
0.375%, 09/30/27	6,300,000	5,850,141
0.500%, 04/30/27	4,000,000	3,772,031
0.500%, 10/31/27	3,800,000	3,529,250
See accompanying notes to financial statements.
BHFTII-209

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
0.625%, 07/31/26	6,100,000	$5,884,594
0.625%, 11/30/27	7,000,000	6,507,266
0.625%, 12/31/27	7,200,000	6,674,625
0.625%, 05/15/30	8,000,000	6,883,750
0.625%, 08/15/30	13,800,000	11,768,812
0.750%, 08/31/26	8,000,000	7,710,312
0.750%, 01/31/28	6,100,000	5,659,180
0.875%, 09/30/26	6,400,000	6,164,750
0.875%, 11/15/30	7,700,000	6,605,758
1.000%, 07/31/28	4,000,000	3,687,813
1.125%, 10/31/26	14,100,000	13,597,687
1.125%, 02/29/28	1,200,000	1,122,094
1.125%, 08/31/28	6,000,000	5,540,625
1.125%, 02/15/31	7,500,000	6,489,844
1.250%, 11/30/26	2,100,000	2,025,023
1.250%, 12/31/26	3,800,000	3,658,094
1.250%, 03/31/28	5,100,000	4,775,672
1.250%, 04/30/28	6,000,000	5,608,125
1.250%, 05/31/28	3,400,000	3,171,828
1.250%, 06/30/28	5,900,000	5,492,992
1.250%, 09/30/28	6,000,000	5,551,406
1.250%, 08/15/31	21,800,000	18,649,219
1.375%, 10/31/28	3,300,000	3,059,719
1.375%, 11/15/31	19,900,000	17,030,047
1.500%, 08/15/26	5,600,000	5,448,844
1.500%, 01/31/27	19,900,000	19,195,727
1.500%, 11/30/28	14,200,000	13,198,234
1.500%, 02/15/30	8,300,000	7,511,500
1.625%, 09/30/26	6,000,000	5,834,766
1.625%, 08/15/29	7,900,000	7,275,406
1.625%, 05/15/31	19,200,000	16,932,000
1.750%, 01/31/29	5,000,000	4,671,484
1.875%, 02/28/27	8,700,000	8,432,543
1.875%, 02/28/29	2,100,000	1,968,094
1.875%, 02/15/32	9,200,000	8,083,062
2.000%, 11/15/26	7,300,000	7,117,785
2.250%, 02/15/27	4,300,000	4,195,020
2.250%, 08/15/27	6,100,000	5,917,000
2.250%, 11/15/27	2,600,000	2,514,078
2.375%, 05/15/27	8,000,000	7,802,188
2.375%, 03/31/29	4,200,000	4,002,141
2.375%, 05/15/29	6,800,000	6,469,031
2.500%, 03/31/27 (a)	5,100,000	4,991,227
2.625%, 05/31/27	4,000,000	3,917,656
2.625%, 02/15/29	8,300,000	7,992,641
2.750%, 04/30/27	7,200,000	7,072,313
2.750%, 07/31/27	15,600,000	15,295,312
2.750%, 02/15/28	6,000,000	5,857,031
2.750%, 05/31/29	13,800,000	13,308,375
2.750%, 08/15/32	8,700,000	8,025,750
2.875%, 05/15/28	5,900,000	5,768,172
2.875%, 08/15/28	6,000,000	5,852,812
2.875%, 05/15/32	10,500,000	9,797,812
3.125%, 11/15/28	8,000,000	7,850,625
3.125%, 08/31/29	5,300,000	5,172,883
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
3.250%, 06/30/27	4,200,000	$4,162,266
3.375%, 09/15/27	15,400,000	15,294,125
3.375%, 05/15/33	7,300,000	6,960,094
3.500%, 09/30/26	15,200,000	15,122,813
3.500%, 01/31/28	4,000,000	3,980,000
3.500%, 04/30/28	12,300,000	12,233,695
3.500%, 09/30/29	16,500,000	16,336,289
3.500%, 01/31/30	11,300,000	11,169,344
3.500%, 04/30/30	8,300,000	8,193,656
3.500%, 02/15/33	10,700,000	10,317,141
3.625%, 03/31/28	6,200,000	6,189,344
3.625%, 08/31/29	15,400,000	15,325,406
3.625%, 03/31/30	5,200,000	5,163,031
3.750%, 08/31/26	5,000,000	4,987,891
3.750%, 08/15/27	15,200,000	15,207,125
3.750%, 04/15/28 (a)	15,100,000	15,120,055
3.750%, 12/31/28 (a)	15,300,000	15,314,344
3.750%, 12/31/30	11,400,000	11,345,672
3.750%, 08/31/31	10,000,000	9,907,031
3.875%, 10/15/27	15,200,000	15,253,438
3.875%, 11/30/27	4,000,000	4,015,313
3.875%, 12/31/27	500,000	502,109
3.875%, 06/15/28	4,000,000	4,021,562
3.875%, 09/30/29	4,900,000	4,922,969
3.875%, 12/31/29	8,200,000	8,235,234
3.875%, 08/15/33	24,900,000	24,526,500
3.875%, 08/15/34	7,900,000	7,716,078
4.000%, 01/15/27	6,000,000	6,014,531
4.000%, 12/15/27	8,100,000	8,157,586
4.000%, 02/29/28	12,100,000	12,190,750
4.000%, 06/30/28	3,000,000	3,025,781
4.000%, 01/31/29	15,200,000	15,338,938
4.000%, 07/31/29	5,900,000	5,955,773
4.000%, 10/31/29 (a)	5,000,000	5,048,047
4.000%, 02/28/30	2,000,000	2,019,844
4.000%, 03/31/30 (a)	4,000,000	4,037,813
4.000%, 07/31/30	14,900,000	15,031,539
4.000%, 01/31/31	11,200,000	11,280,500
4.000%, 04/30/32	2,000,000	2,002,813
4.000%, 02/15/34	8,300,000	8,215,703
4.125%, 10/31/26 (a)	15,100,000	15,142,469
4.125%, 01/31/27	17,000,000	17,079,687
4.125%, 02/15/27	5,900,000	5,928,578
4.125%, 09/30/27 (a)	4,000,000	4,036,563
4.125%, 10/31/27	5,900,000	5,953,930
4.125%, 11/15/27	15,100,000	15,240,383
4.125%, 07/31/28	12,100,000	12,246,523
4.125%, 03/31/29	15,100,000	15,306,445
4.125%, 10/31/29 (a)	15,100,000	15,318,242
4.125%, 08/31/30	4,100,000	4,159,578
4.125%, 07/31/31	3,100,000	3,136,086
4.125%, 10/31/31	11,200,000	11,318,125
4.125%, 02/29/32	16,100,000	16,250,937
4.125%, 11/15/32	18,200,000	18,325,125
4.250%, 11/30/26	9,000,000	9,047,109
See accompanying notes to financial statements.
BHFTII-210

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.250%, 12/31/26	15,000,000	$15,089,062
4.250%, 02/28/29	15,000,000	15,267,187
4.250%, 06/30/29	2,000,000	2,037,500
4.250%, 01/31/30	3,100,000	3,161,758
4.250%, 02/28/31	6,000,000	6,116,250
4.250%, 06/30/31	11,100,000	11,305,523
4.250%, 11/15/34	14,300,000	14,349,156
4.250%, 05/15/35	12,100,000	12,120,797
4.375%, 07/31/26	15,000,000	15,060,352
4.375%, 12/15/26	15,000,000	15,112,500
4.375%, 07/15/27 (a)	5,900,000	5,973,750
4.375%, 08/31/28	7,100,000	7,240,336
4.375%, 11/30/28	2,000,000	2,042,031
4.375%, 12/31/29	8,000,000	8,200,000
4.375%, 11/30/30	3,000,000	3,077,813
4.375%, 05/15/34 (a)	21,000,000	21,331,406
4.500%, 07/15/26	6,000,000	6,031,406
4.500%, 04/15/27	9,000,000	9,112,148
4.500%, 05/15/27	14,900,000	15,096,727
4.500%, 11/15/33	13,700,000	14,074,609
4.625%, 09/15/26 (a)	6,000,000	6,048,750
4.625%, 10/15/26	4,000,000	4,035,938
4.625%, 11/15/26	8,000,000	8,078,438
4.625%, 06/15/27	14,900,000	15,147,945
4.625%, 09/30/28	5,800,000	5,961,312
4.625%, 04/30/29	14,800,000	15,264,812
4.625%, 09/30/30	4,000,000	4,150,938
4.625%, 04/30/31	10,800,000	11,215,125
4.625%, 05/31/31 (a)	10,800,000	11,214,281
4.625%, 02/15/35	10,300,000	10,629,922
4.875%, 10/31/28	11,800,000	12,224,984
4.875%, 10/31/30	4,800,000	5,039,250
		1,591,248,070
Total U.S. Treasury & Government Agencies (Cost $1,667,198,056)		1,614,696,827

Corporate Bonds & Notes—25.2%
Aerospace/Defense — 0.5%
Boeing Co.
5.150%, 05/01/30	2,300,000	2,342,274
5.805%, 05/01/50	3,200,000	3,069,952
5.930%, 05/01/60	1,100,000	1,045,055
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35 (a)	459,000	440,259
General Dynamics Corp.
4.950%, 08/15/35 (a)	1,000,000	1,003,690
General Electric Co.
7.500%, 08/21/35	100,000	119,123
L3Harris Technologies, Inc.
5.400%, 01/15/27 (a)	1,500,000	1,525,425
Lockheed Martin Corp.
3.550%, 01/15/26 (a)	523,000	521,065
4.090%, 09/15/52	954,000	750,865
Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Northrop Grumman Corp.
3.250%, 01/15/28	1,100,000	$1,074,788
Northrop Grumman Systems Corp.
7.750%, 02/15/31	515,000	594,660
RTX Corp.
3.125%, 05/04/27 (a)	1,000,000	980,820
4.500%, 06/01/42	1,645,000	1,456,861
6.100%, 03/15/34 (a)	1,800,000	1,945,278
7.500%, 09/15/29 (a)	200,000	224,080
		17,094,195
Agriculture — 0.3%
Altria Group, Inc.
5.950%, 02/14/49 (a)	1,200,000	1,193,796
BAT Capital Corp.
4.390%, 08/15/37	1,300,000	1,163,045
5.350%, 08/15/32 (a)	1,000,000	1,022,910
Philip Morris International, Inc.
4.875%, 11/15/43 (a)	1,100,000	1,006,907
5.250%, 02/13/34 (a)	5,000,000	5,098,100
		9,484,758
Airlines — 0.1%
Southwest Airlines Co.
5.125%, 06/15/27 (a)	1,000,000	1,009,010
United Airlines Pass-Through Trust
5.875%, 08/15/38	991,297	981,950
		1,990,960
Apparel — 0.0%
NIKE, Inc.
2.750%, 03/27/27 (a)	1,000,000	978,260
Auto Manufacturers — 0.6%
American Honda Finance Corp.
2.250%, 01/12/29 (a)	1,000,000	927,650
2.300%, 09/09/26	300,000	292,923
5.200%, 03/05/35	1,000,000	994,780
Cummins, Inc.
5.300%, 05/09/35 (a)	1,000,000	1,015,430
Ford Motor Credit Co. LLC
5.800%, 03/05/27 (a)	3,000,000	3,022,380
6.800%, 05/12/28 (a)	2,500,000	2,584,100
General Motors Co.
5.200%, 04/01/45 (a)	2,500,000	2,143,175
General Motors Financial Co., Inc.
4.350%, 01/17/27 (a)	3,200,000	3,181,440
5.950%, 04/04/34 (a)	1,000,000	1,014,470
Mercedes-Benz Finance North America LLC
8.500%, 01/18/31 (a)	550,000	653,884
PACCAR Financial Corp.
4.550%, 03/03/28 (a)	1,000,000	1,014,250
Toyota Motor Credit Corp.
3.375%, 04/01/30 (a)	2,600,000	2,485,418
See accompanying notes to financial statements.
BHFTII-211

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Toyota Motor Credit Corp.
4.650%, 01/05/29 (a)	2,000,000	$2,024,980
		21,354,880
Banks — 5.5%
Banco Santander SA
4.379%, 04/12/28	2,200,000	2,193,598
5.439%, 07/15/31	2,000,000	2,077,280
Bank of America Corp.
2.687%, SOFR + 1.320%, 04/22/32 (b)	2,000,000	1,795,800
3.593%, 3M TSFR + 1.632%, 07/21/28 (b)	3,200,000	3,150,560
4.083%, 3M TSFR + 3.412%, 03/20/51 (a) (b)	10,500,000	8,346,660
5.015%, SOFR + 2.160%, 07/22/33 (a) (b)	3,100,000	3,136,611
5.288%, SOFR + 1.910%, 04/25/34 (a) (b)	2,400,000	2,448,888
5.875%, 02/07/42 (a)	1,500,000	1,567,455
Bank of Montreal
0.949%, SOFR + 0.603%, 01/22/27 (a) (b)	2,300,000	2,254,115
Bank of New York Mellon Corp.
3.442%, 3M TSFR + 1.331%, 02/07/28 (a) (b)	1,800,000	1,778,994
4.942%, SOFR + 0.887%, 02/11/31 (a) (b)	2,000,000	2,041,220
Bank of Nova Scotia
4.850%, 02/01/30	1,000,000	1,018,660
4.932%, SOFR + 0.890%, 02/14/29 (a) (b)	1,000,000	1,012,270
Barclays PLC
4.375%, 01/12/26 (a)	2,000,000	1,996,800
5.501%, 1Y H15 + 2.650%, 08/09/28 (a) (b)	2,000,000	2,039,100
6.224%, SOFR + 2.980%, 05/09/34 (b)	2,000,000	2,123,020
Canadian Imperial Bank of Commerce
5.245%, SOFR + 1.105%, 01/13/31 (b)	2,000,000	2,047,880
Citigroup, Inc.
2.572%, SOFR + 2.107%, 06/03/31 (b)	2,500,000	2,267,025
3.200%, 10/21/26	1,700,000	1,676,642
4.412%, SOFR + 3.914%, 03/31/31 (b)	2,900,000	2,868,361
5.174%, SOFR + 1.364%, 02/13/30 (b)	7,000,000	7,139,650
Cooperatieve Rabobank UA
5.750%, 12/01/43	1,200,000	1,209,444
Deutsche Bank AG
2.129%, SOFR + 1.870%, 11/24/26 (b)	2,000,000	1,979,820
5.297%, SOFR + 1.720%, 05/09/31 (a) (b)	1,000,000	1,015,670
Goldman Sachs Group, Inc.
3.850%, 01/26/27	1,900,000	1,887,593
4.223%, 3M TSFR + 1.563%, 05/01/29 (b)	1,900,000	1,889,341
5.016%, SOFR + 1.420%, 10/23/35 (b)	8,400,000	8,298,612
6.125%, 02/15/33 (a)	2,075,000	2,268,556
HSBC Holdings PLC
3.973%, 3M TSFR + 1.872%, 05/22/30 (b)	3,500,000	3,407,040
5.130%, SOFR + 1.040%, 11/19/28 (a) (b)	6,000,000	6,076,320
6.500%, 09/15/37	1,205,000	1,288,916
Huntington Bancshares, Inc.
5.709%, SOFR + 1.870%, 02/02/35 (a) (b)	1,000,000	1,021,730
ING Groep NV
5.550%, SOFR + 1.770%, 03/19/35 (a) (b)	2,000,000	2,048,600
JPMorgan Chase & Co.
1.953%, SOFR + 1.065%, 02/04/32 (b)	2,100,000	1,821,813
2.522%, SOFR + 2.040%, 04/22/31 (b)	2,000,000	1,827,880
2.950%, 10/01/26 (a)	2,000,000	1,970,900
Security Description	Principal Amount*	Value

Banks—(Continued)
JPMorgan Chase & Co.
3.157%, SOFR + 1.460%, 04/22/42 (a) (b)	4,900,000	$3,698,177
3.882%, 3M TSFR + 1.622%, 07/24/38 (b)	1,000,000	882,160
3.900%, 07/15/25 (a)	3,000,000	2,998,740
3.964%, 3M TSFR + 1.642%, 11/15/48 (b)	2,400,000	1,919,688
5.350%, SOFR + 1.845%, 06/01/34 (a) (b)	2,900,000	2,986,652
5.534%, SOFR + 1.550%, 11/29/45 (b)	2,000,000	2,006,280
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29 (a)	2,000,000	1,843,420
3.750%, 02/15/28	2,000,000	2,001,420
3.750%, 07/15/30 (a)	2,000,000	1,992,740
4.375%, 03/01/27 (a)	1,500,000	1,513,335
Landwirtschaftliche Rentenbank
3.875%, 09/28/27	1,000,000	1,002,460
Lloyds Banking Group PLC
3.574%, 11/07/28	1,800,000	1,761,588
5.590%, 1Y H15 + 1.200%, 11/26/35 (b)	2,000,000	2,033,040
Mitsubishi UFJ Financial Group, Inc.
3.850%, 03/01/26	1,000,000	996,440
5.133%, 1Y H15 + 2.125%, 07/20/33 (a) (b)	2,000,000	2,024,480
5.574%, 1Y H15 + 0.950%, 01/16/36 (a) (b)	2,000,000	2,055,240
Mizuho Financial Group, Inc.
4.018%, 03/05/28 (a)	1,800,000	1,791,900
5.098%, 1Y H15 + 0.820%, 05/13/31 (b)	2,000,000	2,037,080
Morgan Stanley
4.300%, 01/27/45 (a)	1,900,000	1,619,047
4.350%, 09/08/26	3,800,000	3,794,680
7.250%, 04/01/32 (a)	1,850,000	2,130,090
Morgan Stanley Bank NA
5.504%, SOFR + 0.865%, 05/26/28 (b)	10,000,000	10,212,000
National Australia Bank Ltd.
4.901%, 01/14/30 (a)	1,000,000	1,027,670
NatWest Group PLC
4.964%, 1Y H15 + 1.220%, 08/15/30 (a) (b)	2,000,000	2,023,240
Oesterreichische Kontrollbank AG
4.125%, 01/18/29	500,000	505,045
PNC Financial Services Group, Inc.
5.492%, SOFR + 1.198%, 05/14/30 (a) (b)	1,900,000	1,968,020
5.582%, SOFR + 1.841%, 06/12/29 (a) (b)	2,000,000	2,071,620
Royal Bank of Canada
4.522%, SOFR + 0.860%, 10/18/28 (a) (b)	1,000,000	1,004,270
4.969%, SOFR + 1.100%, 08/02/30 (a) (b)	2,000,000	2,027,480
Santander Holdings USA, Inc.
5.741%, SOFR + 1.878%, 03/20/31 (a) (b)	1,000,000	1,026,690
State Street Corp.
5.146%, SOFR + 1.217%, 02/28/36 (b)	1,500,000	1,515,150
5.684%, SOFR + 1.484%, 11/21/29 (a) (b)	1,000,000	1,044,740
Sumitomo Mitsui Financial Group, Inc.
2.632%, 07/14/26 (a)	4,700,000	4,617,985
Toronto-Dominion Bank
4.994%, 04/05/29 (a)	4,000,000	4,080,760
Truist Financial Corp.
1.267%, SOFR + 0.609%, 03/02/27 (a) (b)	2,000,000	1,955,020
U.S. Bancorp
5.678%, SOFR + 1.860%, 01/23/35 (b)	2,000,000	2,077,040
5.775%, SOFR + 2.020%, 06/12/29 (a) (b)	2,000,000	2,075,740
See accompanying notes to financial statements.
BHFTII-212

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
UBS Group AG
4.550%, 04/17/26	1,700,000	$1,700,136
Wells Fargo & Co.
2.879%, 3M TSFR + 1.432%, 10/30/30 (a) (b)	2,400,000	2,242,368
3.000%, 10/23/26 (a)	2,000,000	1,965,740
5.499%, SOFR + 1.780%, 01/23/35 (b)	8,000,000	8,206,640
5.557%, SOFR + 1.990%, 07/25/34 (b)	1,500,000	1,549,020
Westpac Banking Corp.
2.668%, 5Y H15 + 1.750%, 11/15/35 (a) (b)	1,700,000	1,500,199
5.618%, 1Y H15 + 1.200%, 11/20/35 (b)	2,000,000	2,008,020
		194,486,074
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900%, 02/01/46	5,400,000	4,946,400
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/48	1,165,000	989,015
5.550%, 01/23/49	1,900,000	1,888,258
Coca-Cola Co.
1.650%, 06/01/30 (a)	2,400,000	2,129,328
5.300%, 05/13/54 (a)	1,000,000	972,940
Constellation Brands, Inc.
4.800%, 01/15/29 (a)	2,000,000	2,021,540
Diageo Capital PLC
2.375%, 10/24/29 (a)	1,400,000	1,298,752
Keurig Dr. Pepper, Inc.
4.597%, 05/25/28 (a)	1,200,000	1,209,564
PepsiCo, Inc.
2.750%, 03/19/30	800,000	749,736
4.450%, 04/14/46 (a)	1,300,000	1,147,653
4.500%, 07/17/29 (a)	2,000,000	2,031,780
		19,384,966
Biotechnology — 0.1%
Amgen, Inc.
2.000%, 01/15/32 (a)	1,600,000	1,365,568
4.663%, 06/15/51	1,000,000	856,060
5.650%, 03/02/53 (a)	1,000,000	976,730
Gilead Sciences, Inc.
3.650%, 03/01/26 (a)	2,000,000	1,989,000
		5,187,358
Building Materials — 0.2%
Carrier Global Corp.
2.493%, 02/15/27 (a)	2,000,000	1,946,620
CRH SMW Finance DAC
5.125%, 01/09/30 (a)	1,000,000	1,024,800
Owens Corning
5.700%, 06/15/34 (a)	2,000,000	2,076,840
Trane Technologies Financing Ltd.
3.800%, 03/21/29 (a)	1,000,000	983,500
		6,031,760
Security Description	Principal Amount*	Value

Chemicals — 0.3%
Dow Chemical Co.
4.375%, 11/15/42	1,000,000	$814,140
5.150%, 02/15/34 (a)	2,000,000	2,001,040
DuPont de Nemours, Inc.
5.419%, 11/15/48 (a)	1,000,000	1,007,940
LyondellBasell Industries NV
4.625%, 02/26/55 (a)	1,400,000	1,099,966
Nutrien Ltd.
4.200%, 04/01/29 (a)	1,000,000	990,170
Sherwin-Williams Co.
3.450%, 06/01/27 (a)	1,000,000	986,490
4.500%, 06/01/47 (a)	2,500,000	2,093,950
Westlake Corp.
3.125%, 08/15/51	500,000	307,720
		9,301,416
Commercial Services — 0.2%
Global Payments, Inc.
2.900%, 05/15/30 (a)	900,000	828,000
Massachusetts Institute of Technology
2.294%, 07/01/51	1,200,000	679,488
PayPal Holdings, Inc.
2.850%, 10/01/29 (a)	2,000,000	1,887,760
President & Fellows of Harvard College
4.609%, 02/15/35	1,000,000	991,500
Quanta Services, Inc.
5.250%, 08/09/34 (a)	1,000,000	1,012,050
S&P Global, Inc.
2.300%, 08/15/60	800,000	408,160
Yale University
2.402%, 04/15/50	2,000,000	1,189,180
		6,996,138
Computers — 0.5%
Apple, Inc.
1.650%, 02/08/31	4,900,000	4,278,631
2.550%, 08/20/60	1,000,000	576,280
2.650%, 02/08/51	1,500,000	931,830
3.350%, 08/08/32 (a)	2,300,000	2,169,682
4.650%, 02/23/46	1,000,000	914,360
Dell International LLC/EMC Corp.
5.300%, 10/01/29	1,800,000	1,852,038
Hewlett Packard Enterprise Co.
4.900%, 10/15/25	1,400,000	1,399,020
HP, Inc.
4.000%, 04/15/29 (a)	1,000,000	978,610
IBM International Capital Pte. Ltd.
4.900%, 02/05/34 (a)	2,000,000	1,994,980
International Business Machines Corp.
3.300%, 05/15/26	1,900,000	1,882,064
4.000%, 06/20/42	1,200,000	993,816
		17,971,311
Cosmetics/Personal Care — 0.2%
Estee Lauder Cos., Inc.
1.950%, 03/15/31 (a)	1,100,000	958,023
See accompanying notes to financial statements.
BHFTII-213

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Cosmetics/Personal Care—(Continued)
Haleon U.S. Capital LLC
3.625%, 03/24/32 (a)	1,300,000	$1,216,124
Kenvue, Inc.
5.050%, 03/22/53 (a)	400,000	371,464
Procter & Gamble Co.
3.550%, 03/25/40 (a)	900,000	766,413
4.550%, 01/29/34 (a)	2,000,000	2,006,320
Unilever Capital Corp.
2.900%, 05/05/27 (a)	1,500,000	1,472,295
		6,790,639
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, 01/30/32 (a)	1,000,000	905,920
3.650%, 07/21/27 (a)	1,900,000	1,872,165
5.375%, 12/15/31 (a)	1,000,000	1,022,630
Air Lease Corp.
2.875%, 01/15/26 (a)	900,000	890,829
American Express Co.
3.300%, 05/03/27	3,000,000	2,954,370
5.442%, SOFR + 1.320%, 01/30/36 (a) (b)	1,000,000	1,020,490
Blackrock, Inc.
4.750%, 05/25/33 (a)	1,000,000	1,011,100
Brookfield Capital Finance LLC
6.087%, 06/14/33	500,000	530,380
Brookfield Finance, Inc.
3.900%, 01/25/28 (a)	2,600,000	2,569,502
Capital One Financial Corp.
3.800%, 01/31/28	1,800,000	1,776,906
5.463%, SOFR + 1.560%, 07/26/30 (a) (b)	1,500,000	1,543,920
Charles Schwab Corp.
4.625%, 03/22/30	900,000	914,706
5.643%, SOFR + 2.210%, 05/19/29 (a) (b)	500,000	518,080
5.853%, SOFR + 2.500%, 05/19/34 (a) (b)	2,400,000	2,545,632
Intercontinental Exchange, Inc.
3.000%, 06/15/50	1,000,000	652,970
3.750%, 12/01/25	1,000,000	996,820
Jefferies Financial Group, Inc.
5.875%, 07/21/28 (a)	1,000,000	1,037,140
Mastercard, Inc.
3.350%, 03/26/30 (a)	1,700,000	1,639,803
Nasdaq, Inc.
3.950%, 03/07/52 (a)	700,000	523,761
Nomura Holdings, Inc.
2.679%, 07/16/30	1,000,000	906,620
6.070%, 07/12/28	1,000,000	1,043,330
ORIX Corp.
5.400%, 02/25/35 (a)	1,000,000	1,012,760
Private Export Funding Corp.
1.400%, 07/15/28	500,000	463,065
Visa, Inc.
1.100%, 02/15/31 (a)	3,100,000	2,644,145
Voya Financial, Inc.
4.700%, 01/23/48	1,000,000	956,580
		31,953,624
Security Description	Principal Amount*	Value

Electric — 2.1%
Appalachian Power Co.
3.700%, 05/01/50	900,000	$637,164
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/44	1,300,000	1,130,207
CMS Energy Corp.
4.750%, 5Y H15 + 4.116%, 06/01/50 (a) (b)	1,500,000	1,450,275
Commonwealth Edison Co.
3.000%, 03/01/50	900,000	583,641
5.950%, 06/01/55 (a)	1,000,000	1,035,800
Connecticut Light & Power Co.
4.000%, 04/01/48 (a)	1,000,000	787,450
Consolidated Edison Co. of New York, Inc.
3.950%, 03/01/43	2,070,000	1,683,366
Constellation Energy Generation LLC
5.600%, 03/01/28 (a)	1,000,000	1,034,710
Dominion Energy, Inc.
3.900%, 10/01/25 (a)	1,900,000	1,896,314
4.600%, 03/15/49	800,000	656,288
DTE Electric Co.
3.700%, 03/15/45 (a)	1,000,000	774,280
Duke Energy Carolinas LLC
3.550%, 03/15/52 (a)	1,000,000	721,340
5.300%, 02/15/40 (a)	2,000,000	1,998,840
Duke Energy Corp.
2.650%, 09/01/26	1,000,000	981,280
6.450%, 5Y H15 + 2.588%, 09/01/54 (a) (b)	3,900,000	4,024,644
Entergy Louisiana LLC
4.000%, 03/15/33 (a)	1,000,000	943,930
5.800%, 03/15/55	1,000,000	1,001,050
Evergy, Inc.
2.900%, 09/15/29 (a)	500,000	469,895
Exelon Corp.
3.400%, 04/15/26 (a)	1,000,000	990,710
5.600%, 03/15/53 (a)	1,000,000	961,150
5.625%, 06/15/35	500,000	514,460
Florida Power & Light Co.
5.950%, 02/01/38	1,700,000	1,826,565
Georgia Power Co.
4.300%, 03/15/42 (a)	2,000,000	1,727,040
Indiana Michigan Power Co.
5.625%, 04/01/53 (a)	2,500,000	2,449,425
Louisville Gas & Electric Co.
4.250%, 04/01/49 (a)	800,000	637,248
MidAmerican Energy Co.
3.650%, 04/15/29 (a)	1,700,000	1,668,244
4.250%, 07/15/49	1,500,000	1,219,095
National Rural Utilities Cooperative Finance Corp.
2.400%, 03/15/30 (a)	1,800,000	1,655,640
NextEra Energy Capital Holdings, Inc.
4.900%, 03/15/29 (a)	7,500,000	7,622,925
5.550%, 03/15/54 (a)	1,000,000	961,640
Northern States Power Co.
2.600%, 06/01/51	1,700,000	1,026,273
6.250%, 06/01/36	1,200,000	1,320,228
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	900,000	590,616
See accompanying notes to financial statements.
BHFTII-214

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Pacific Gas & Electric Co.
2.500%, 02/01/31	3,000,000	$2,604,090
5.900%, 10/01/54 (a)	7,500,000	6,790,575
PG&E Wildfire Recovery Funding LLC
4.722%, 06/01/39	160,000	156,040
5.212%, 12/01/49	500,000	474,610
Public Service Electric & Gas Co.
1.900%, 08/15/31	1,600,000	1,384,688
Sempra
3.400%, 02/01/28	1,100,000	1,073,897
6.400%, 5Y H15 + 2.632%, 10/01/54 (b)	1,600,000	1,516,688
Southern California Edison Co.
3.650%, 03/01/28	900,000	875,007
4.000%, 04/01/47	1,000,000	718,660
5.450%, 03/01/35	1,000,000	982,090
Southern Co.
4.850%, 06/15/28	2,000,000	2,035,040
Southwestern Electric Power Co.
4.100%, 09/15/28	1,800,000	1,782,666
Union Electric Co.
3.500%, 03/15/29 (a)	1,800,000	1,756,728
Virginia Electric & Power Co.
5.550%, 08/15/54 (a)	7,600,000	7,348,820
		76,481,332
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.200%, 12/21/31 (a)	500,000	439,975
Electronics — 0.1%
Honeywell International, Inc.
5.000%, 03/01/35 (a)	2,000,000	2,011,920
5.250%, 03/01/54 (a)	1,600,000	1,517,264
		3,529,184
Entertainment — 0.0%
Warnermedia Holdings, Inc.
3.755%, 03/15/27	380,000	359,020
5.141%, 03/15/52 (a)	84,000	44,136
		403,156
Environmental Control — 0.1%
Republic Services, Inc.
5.200%, 11/15/34	1,000,000	1,023,090
Waste Connections, Inc.
2.200%, 01/15/32 (a)	500,000	431,460
Waste Management, Inc.
3.150%, 11/15/27 (a)	1,800,000	1,763,442
		3,217,992
Food — 0.3%
Conagra Brands, Inc.
4.850%, 11/01/28 (a)	1,300,000	1,312,519
General Mills, Inc.
4.200%, 04/17/28 (a)	1,500,000	1,497,570
Security Description	Principal Amount*	Value

Food—(Continued)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.500%, 12/01/52 (a)	2,400,000	$2,487,792
Kraft Heinz Foods Co.
5.000%, 07/15/35 (a)	1,600,000	1,581,408
Kroger Co.
2.200%, 05/01/30 (a)	1,000,000	904,450
5.500%, 09/15/54 (a)	1,100,000	1,043,262
Sysco Corp.
6.600%, 04/01/50 (a)	900,000	974,781
Tyson Foods, Inc.
3.550%, 06/02/27	1,200,000	1,183,692
		10,985,474
Forest Products & Paper — 0.0%
International Paper Co.
4.400%, 08/15/47 (a)	800,000	644,408
Gas — 0.1%
Atmos Energy Corp.
1.500%, 01/15/31 (a)	1,100,000	939,906
NiSource, Inc.
4.800%, 02/15/44	1,500,000	1,326,030
Southern Co. Gas Capital Corp.
4.950%, 09/15/34 (a)	1,000,000	989,740
		3,255,676
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
3.000%, 05/15/32	1,800,000	1,583,406
Healthcare-Products — 0.3%
Abbott Laboratories
4.750%, 11/30/36 (a)	1,300,000	1,292,590
DH Europe Finance II SARL
3.250%, 11/15/39	900,000	721,998
GE HealthCare Technologies, Inc.
5.905%, 11/22/32 (a)	1,400,000	1,488,928
Medtronic, Inc.
4.625%, 03/15/45 (a)	933,000	838,823
Solventum Corp.
5.900%, 04/30/54 (a)	1,000,000	999,780
Stryker Corp.
5.200%, 02/10/35	1,000,000	1,018,240
Thermo Fisher Scientific, Inc.
5.086%, 08/10/33 (a)	4,000,000	4,088,720
		10,449,079
Healthcare-Services — 0.8%
Centene Corp.
2.500%, 03/01/31 (a)	300,000	258,498
3.375%, 02/15/30	2,000,000	1,841,740
Cigna Group
2.375%, 03/15/31 (a)	1,500,000	1,333,470
4.500%, 02/25/26	1,200,000	1,199,064
6.125%, 11/15/41 (a)	313,000	325,348
See accompanying notes to financial statements.
BHFTII-215

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
CommonSpirit Health
3.910%, 10/01/50	500,000	$369,135
5.205%, 12/01/31 (a)	2,000,000	2,052,140
Elevance Health, Inc.
5.850%, 01/15/36	1,800,000	1,889,982
HCA, Inc.
4.125%, 06/15/29	1,800,000	1,768,554
5.450%, 09/15/34	5,000,000	5,038,050
5.900%, 06/01/53	1,000,000	965,830
Humana, Inc.
4.875%, 04/01/30 (a)	800,000	806,240
Kaiser Foundation Hospitals
3.002%, 06/01/51	1,000,000	648,060
UnitedHealth Group, Inc.
3.500%, 08/15/39 (a)	900,000	726,381
3.750%, 07/15/25	1,600,000	1,598,800
4.250%, 06/15/48	1,000,000	803,750
4.950%, 05/15/62	1,300,000	1,117,714
5.000%, 04/15/34 (a)	5,000,000	4,994,850
		27,737,606
Home Builders — 0.0%
Lennar Corp.
4.750%, 11/29/27 (a)	1,300,000	1,309,100
Household Products/Wares — 0.0%
Kimberly-Clark Corp.
3.100%, 03/26/30	1,100,000	1,049,048
Insurance — 0.7%
Allstate Corp.
1.450%, 12/15/30 (a)	1,100,000	937,926
American International Group, Inc.
3.400%, 06/30/30 (a)	800,000	761,176
Aon Corp./Aon Global Holdings PLC
5.350%, 02/28/33 (a)	1,000,000	1,029,780
Aon North America, Inc.
5.750%, 03/01/54 (a)	1,000,000	985,580
Arthur J Gallagher & Co.
5.450%, 07/15/34 (a)	3,000,000	3,072,540
Athene Holding Ltd.
6.250%, 04/01/54	2,100,000	2,070,726
AXA SA
8.600%, 12/15/30 (a)	365,000	434,693
Berkshire Hathaway Finance Corp.
4.200%, 08/15/48 (a)	1,700,000	1,428,544
Berkshire Hathaway, Inc.
3.125%, 03/15/26 (a)	750,000	743,910
Chubb Corp.
6.000%, 05/11/37	865,000	938,689
Corebridge Financial, Inc.
6.375%, 5Y H15 + 2.646%, 09/15/54 (b)	1,000,000	997,640
Equitable Holdings, Inc.
5.000%, 04/20/48 (a)	1,100,000	971,916
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30 (a)	2,000,000	1,993,160
Security Description	Principal Amount*	Value

Insurance—(Continued)
Hartford Insurance Group, Inc.
6.100%, 10/01/41 (a)	780,000	$808,447
Lincoln National Corp.
4.350%, 03/01/48 (a)	600,000	479,682
Marsh & McLennan Cos., Inc.
3.750%, 03/14/26 (a)	1,000,000	995,470
5.450%, 03/15/54	1,000,000	964,330
Principal Financial Group, Inc.
3.100%, 11/15/26	1,000,000	983,120
Progressive Corp.
4.950%, 06/15/33 (a)	1,000,000	1,021,010
Prudential Financial, Inc.
2.100%, 03/10/30	1,000,000	909,970
5.700%, 12/14/36 (a)	1,525,000	1,600,716
Travelers Cos., Inc.
3.050%, 06/08/51	800,000	526,352
		24,655,377
Internet — 0.4%
Alibaba Group Holding Ltd.
4.200%, 12/06/47 (a)	1,400,000	1,121,092
Alphabet, Inc.
2.050%, 08/15/50	1,100,000	614,196
5.250%, 05/15/55	1,000,000	984,490
Amazon.com, Inc.
3.100%, 05/12/51	2,200,000	1,482,822
3.450%, 04/13/29 (a)	3,100,000	3,041,534
3.875%, 08/22/37 (a)	1,900,000	1,717,961
Booking Holdings, Inc.
3.600%, 06/01/26 (a)	2,000,000	1,987,260
eBay, Inc.
3.600%, 06/05/27 (a)	500,000	494,575
Meta Platforms, Inc.
4.950%, 05/15/33 (a)	1,500,000	1,537,035
Netflix, Inc.
4.900%, 08/15/34 (a)	2,000,000	2,038,140
		15,019,105
Investment Companies — 0.2%
ARES Capital Corp.
5.875%, 03/01/29 (a)	2,500,000	2,548,175
Blackstone Private Credit Fund
6.250%, 01/25/31	1,000,000	1,028,420
Blue Owl Capital Corp.
3.400%, 07/15/26 (a)	400,000	393,392
Blue Owl Credit Income Corp.
6.650%, 03/15/31 (a)	1,500,000	1,544,745
		5,514,732
Iron/Steel — 0.1%
Vale Overseas Ltd.
3.750%, 07/08/30	2,200,000	2,077,020
6.875%, 11/21/36	528,000	572,980
		2,650,000
See accompanying notes to financial statements.
BHFTII-216

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Lodging — 0.1%
Hyatt Hotels Corp.
5.375%, 12/15/31	1,000,000	$1,015,860
Marriott International, Inc.
2.850%, 04/15/31 (a)	1,100,000	999,042
Sands China Ltd.
5.400%, 08/08/28 (a)	1,000,000	1,007,740
		3,022,642
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.
3.803%, 08/15/42 (a)	3,100,000	2,558,988
Eaton Capital ULC
4.450%, 05/09/30	1,000,000	1,004,730
		3,563,718
Machinery-Diversified — 0.2%
John Deere Capital Corp.
2.000%, 06/17/31	1,000,000	876,160
4.050%, 09/08/25 (a)	1,000,000	998,740
4.850%, 06/11/29 (a)	2,000,000	2,049,360
Regal Rexnord Corp.
6.400%, 04/15/33 (a)	1,900,000	2,007,312
		5,931,572
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.850%, 04/01/61	2,300,000	1,473,265
6.100%, 06/01/29 (a)	2,000,000	2,094,120
6.484%, 10/23/45 (a)	900,000	891,684
Comcast Corp.
3.150%, 03/01/26 (a)	1,000,000	991,450
3.969%, 11/01/47	900,000	691,677
4.650%, 07/15/42	1,670,000	1,479,754
5.650%, 06/15/35 (a)	1,500,000	1,569,225
5.650%, 06/01/54 (a)	3,000,000	2,916,360
Discovery Communications LLC
3.950%, 03/20/28	882,000	809,729
Fox Corp.
5.576%, 01/25/49 (a)	1,000,000	936,930
Paramount Global
4.375%, 03/15/43	1,500,000	1,104,585
Time Warner Cable LLC
5.500%, 09/01/41	1,200,000	1,090,584
6.550%, 05/01/37 (a)	100,000	103,305
TWDC Enterprises 18 Corp.
2.950%, 06/15/27	1,000,000	982,690
Walt Disney Co.
3.600%, 01/13/51 (a)	1,000,000	738,210
6.550%, 03/15/33 (a)	950,000	1,071,951
		18,945,519
Mining — 0.2%
BHP Billiton Finance USA Ltd.
5.250%, 09/08/33 (a)	1,200,000	1,228,500
Security Description	Principal Amount*	Value

Mining—(Continued)
Freeport-McMoRan, Inc.
5.450%, 03/15/43 (a)	2,100,000	$1,988,196
Newmont Corp.
6.250%, 10/01/39 (a)	1,800,000	1,944,630
Rio Tinto Alcan, Inc.
6.125%, 12/15/33 (a)	751,000	814,219
		5,975,545
Miscellaneous Manufacturing — 0.1%
3M Co.
2.875%, 10/15/27	1,700,000	1,651,805
4.000%, 09/14/48	900,000	711,288
Parker-Hannifin Corp.
3.250%, 06/14/29	900,000	864,378
		3,227,471
Multi-National — 1.3%
African Development Bank
3.500%, 09/18/29	2,000,000	1,974,600
Asian Development Bank
1.500%, 03/04/31	2,000,000	1,754,820
1.750%, 09/19/29	900,000	828,387
4.125%, 01/12/27	2,000,000	2,007,820
4.125%, 01/12/34	3,100,000	3,079,199
Asian Infrastructure Investment Bank
0.500%, 01/27/26	50,000	48,942
4.500%, 01/16/30	500,000	513,640
Corp. Andina de Fomento
5.000%, 01/22/30	2,000,000	2,061,800
Council of Europe Development Bank
3.625%, 05/08/28	1,000,000	996,920
European Bank for Reconstruction & Development
4.125%, 01/25/29 (a)	1,000,000	1,010,970
European Investment Bank
0.375%, 03/26/26	1,000,000	973,030
3.625%, 07/15/30	1,000,000	989,830
4.000%, 02/15/29 (a)	5,100,000	5,139,933
4.375%, 10/10/31	1,000,000	1,021,890
4.500%, 03/14/30	1,000,000	1,029,040
4.875%, 02/15/36 (a)	1,100,000	1,153,526
Inter-American Development Bank
2.250%, 06/18/29	1,400,000	1,320,256
2.375%, 07/07/27	500,000	486,520
4.125%, 02/15/29	2,500,000	2,527,900
4.500%, 02/15/30	400,000	411,248
Inter-American Investment Corp.
4.250%, 02/14/29	500,000	505,790
International Bank for Reconstruction & Development
1.625%, 11/03/31	3,800,000	3,296,158
3.125%, 06/15/27	1,100,000	1,085,964
3.875%, 02/14/30	1,000,000	1,001,810
4.125%, 03/20/30	1,000,000	1,012,360
4.625%, 08/01/28	5,900,000	6,047,028
4.625%, 01/15/32	1,000,000	1,034,190
International Finance Corp.
0.375%, 07/16/25	25,000	24,958
See accompanying notes to financial statements.
BHFTII-217

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Multi-National—(Continued)
International Finance Corp.
4.500%, 01/21/28	2,000,000	$2,036,700
Nordic Investment Bank
3.750%, 05/09/30	500,000	498,245
		45,873,474
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
4.250%, 04/01/28 (a)	1,100,000	1,090,969
Oil & Gas — 0.8%
BP Capital Markets America, Inc.
2.721%, 01/12/32 (a)	1,000,000	894,340
3.000%, 02/24/50	1,000,000	641,920
4.699%, 04/10/29 (a)	3,000,000	3,044,760
Canadian Natural Resources Ltd.
6.250%, 03/15/38	800,000	829,104
Chevron Corp.
2.954%, 05/16/26	1,500,000	1,482,690
ConocoPhillips Co.
5.300%, 05/15/53 (a)	1,000,000	923,410
5.500%, 01/15/55 (a)	1,100,000	1,042,866
6.950%, 04/15/29 (a)	700,000	767,746
Devon Energy Corp.
5.750%, 09/15/54 (a)	2,800,000	2,522,828
Diamondback Energy, Inc.
5.750%, 04/18/54 (a)	1,000,000	928,380
Equinor ASA
3.625%, 04/06/40	600,000	500,550
Exxon Mobil Corp.
4.114%, 03/01/46	1,600,000	1,313,920
4.227%, 03/19/40	2,000,000	1,788,100
Occidental Petroleum Corp.
5.200%, 08/01/29	3,500,000	3,511,585
6.450%, 09/15/36	1,000,000	1,023,840
Phillips 66 Co.
4.875%, 11/15/44 (a)	1,000,000	868,610
4.950%, 03/15/35 (a)	2,600,000	2,521,714
Shell Finance U.S., Inc.
2.375%, 11/07/29 (a)	2,000,000	1,860,200
3.250%, 04/06/50	900,000	616,329
TotalEnergies Capital International SA
3.127%, 05/29/50	900,000	594,234
Valero Energy Corp.
3.400%, 09/15/26 (a)	200,000	197,672
		27,874,798
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.486%, 05/01/30 (a)	1,000,000	1,002,490
Halliburton Co.
5.000%, 11/15/45 (a)	1,200,000	1,062,084
		2,064,574
Security Description	Principal Amount*	Value

Packaging & Containers — 0.1%
Sonoco Products Co.
4.600%, 09/01/29 (a)	1,100,000	$1,097,470
WRKCo, Inc.
3.000%, 06/15/33 (a)	600,000	524,610
4.200%, 06/01/32	2,100,000	2,017,890
		3,639,970
Pharmaceuticals — 1.4%
AbbVie, Inc.
4.050%, 11/21/39	6,900,000	6,045,573
5.400%, 03/15/54	1,500,000	1,458,825
AstraZeneca PLC
4.000%, 09/18/42	1,200,000	1,017,048
Becton Dickinson & Co.
4.669%, 06/06/47 (a)	2,000,000	1,715,780
Bristol-Myers Squibb Co.
3.400%, 07/26/29	1,000,000	969,000
5.200%, 02/22/34 (a)	5,900,000	6,040,833
5.550%, 02/22/54 (a)	1,500,000	1,461,270
Cardinal Health, Inc.
3.410%, 06/15/27 (a)	800,000	788,080
CVS Health Corp.
4.300%, 03/25/28 (a)	544,000	541,699
4.780%, 03/25/38	1,500,000	1,376,175
5.050%, 03/25/48	1,500,000	1,295,640
5.125%, 07/20/45	900,000	796,014
6.000%, 06/01/44	5,000,000	4,939,600
Eli Lilly & Co.
4.600%, 08/14/34 (a)	1,000,000	991,020
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/28 (a)	1,000,000	995,530
Johnson & Johnson
3.700%, 03/01/46	1,000,000	802,000
5.950%, 08/15/37 (a)	910,000	1,006,533
Merck & Co., Inc.
3.400%, 03/07/29	4,000,000	3,900,080
6.550%, 09/15/37	1,000,000	1,136,660
Merck Sharp & Dohme Corp.
5.950%, 12/01/28	300,000	318,099
Novartis Capital Corp.
2.200%, 08/14/30 (a)	1,900,000	1,730,216
Pfizer Investment Enterprises Pte. Ltd.
5.110%, 05/19/43	4,800,000	4,578,432
5.340%, 05/19/63	2,000,000	1,855,780
Pfizer, Inc.
3.600%, 09/15/28 (a)	2,100,000	2,079,399
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 (a)	800,000	789,768
		48,629,054
Pipelines — 0.9%
El Paso Natural Gas Co. LLC
8.375%, 06/15/32 (a)	220,000	258,284
Enbridge Energy Partners LP
5.875%, 10/15/25	500,000	500,470
See accompanying notes to financial statements.
BHFTII-218

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Enbridge, Inc.
5.950%, 04/05/54 (a)	1,500,000	$1,484,505
Energy Transfer LP
5.150%, 03/15/45	2,600,000	2,291,926
6.050%, 09/01/54 (a)	3,500,000	3,362,870
Enterprise Products Operating LLC
3.200%, 02/15/52	1,100,000	718,102
3.950%, 02/15/27 (a)	1,300,000	1,295,437
Kinder Morgan Energy Partners LP
6.500%, 02/01/37	2,000,000	2,121,220
MPLX LP
4.000%, 03/15/28	4,600,000	4,553,494
5.200%, 03/01/47	1,000,000	873,710
ONEOK, Inc.
3.100%, 03/15/30 (a)	1,100,000	1,028,357
5.700%, 11/01/54	3,600,000	3,320,784
Sabine Pass Liquefaction LLC
5.875%, 06/30/26 (a)	1,600,000	1,608,832
Targa Resources Corp.
6.150%, 03/01/29 (a)	2,400,000	2,524,848
TransCanada PipeLines Ltd.
6.200%, 10/15/37 (a)	1,800,000	1,887,156
Western Midstream Operating LP
4.050%, 02/01/30 (a)	1,100,000	1,058,431
Williams Cos., Inc.
3.750%, 06/15/27 (a)	1,500,000	1,483,080
		30,371,506
Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities, Inc.
3.550%, 03/15/52	1,100,000	740,542
American Tower Corp.
3.800%, 08/15/29 (a)	2,700,000	2,625,345
5.900%, 11/15/33	900,000	950,922
AvalonBay Communities, Inc.
2.300%, 03/01/30 (a)	200,000	182,616
5.350%, 06/01/34	2,000,000	2,057,320
Boston Properties LP
5.750%, 01/15/35 (a)	2,000,000	2,012,000
Brixmor Operating Partnership LP
4.050%, 07/01/30 (a)	900,000	873,657
Crown Castle, Inc.
3.800%, 02/15/28	1,500,000	1,472,895
Digital Realty Trust LP
3.700%, 08/15/27 (a)	500,000	493,685
Equinix, Inc.
3.200%, 11/18/29 (a)	700,000	664,160
ERP Operating LP
3.000%, 07/01/29 (a)	1,000,000	951,700
Essex Portfolio LP
3.000%, 01/15/30 (a)	1,000,000	935,100
Extra Space Storage LP
5.400%, 02/01/34 (a)	2,000,000	2,029,440
GLP Capital LP/GLP Financing II, Inc.
5.625%, 09/15/34 (a)	2,000,000	1,994,600
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Healthpeak OP LLC
3.500%, 07/15/29	900,000	$868,878
Kimco Realty OP LLC
4.850%, 03/01/35	1,000,000	978,860
NNN REIT, Inc.
2.500%, 04/15/30	1,000,000	911,800
Prologis LP
3.375%, 12/15/27 (a)	500,000	491,425
4.750%, 01/15/31	1,000,000	1,012,760
5.000%, 03/15/34	1,000,000	1,002,220
Public Storage Operating Co.
3.094%, 09/15/27 (a)	500,000	489,265
Realty Income Corp.
5.125%, 02/15/34 (a)	1,000,000	1,011,590
Simon Property Group LP
4.750%, 09/26/34 (a)	3,100,000	3,017,850
Ventas Realty LP
5.625%, 07/01/34 (a)	2,000,000	2,059,480
Welltower OP LLC
3.850%, 06/15/32	1,100,000	1,041,953
		30,870,063
Retail — 0.6%
Home Depot, Inc.
3.000%, 04/01/26 (a)	1,800,000	1,782,936
4.250%, 04/01/46 (a)	2,000,000	1,674,400
4.750%, 06/25/29	2,000,000	2,041,940
Lowe's Cos., Inc.
4.050%, 05/03/47 (a)	4,000,000	3,112,600
4.250%, 04/01/52 (a)	1,100,000	860,761
5.625%, 04/15/53 (a)	1,000,000	962,240
McDonald's Corp.
4.875%, 12/09/45 (a)	1,500,000	1,352,400
5.200%, 05/17/34	1,900,000	1,952,231
Starbucks Corp.
3.550%, 08/15/29 (a)	1,000,000	972,660
Target Corp.
2.650%, 09/15/30 (a)	1,400,000	1,294,216
Walmart, Inc.
1.800%, 09/22/31 (a)	3,600,000	3,136,104
3.900%, 09/09/25 (a)	1,000,000	999,040
4.050%, 06/29/48	900,000	744,120
		20,885,648
Semiconductors — 0.7%
Broadcom, Inc.
3.137%, 11/15/35 (144A)	1,600,000	1,349,616
4.300%, 11/15/32	1,700,000	1,647,691
4.800%, 10/15/34 (a)	6,200,000	6,122,934
Intel Corp.
4.750%, 03/25/50 (a)	1,800,000	1,466,964
4.900%, 08/05/52 (a)	1,000,000	826,500
5.150%, 02/21/34 (a)	4,000,000	3,986,920
KLA Corp.
4.950%, 07/15/52 (a)	1,100,000	1,001,187
See accompanying notes to financial statements.
BHFTII-219

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Micron Technology, Inc.
5.800%, 01/15/35 (a)	1,000,000	$1,033,080
NVIDIA Corp.
2.850%, 04/01/30 (a)	1,100,000	1,043,174
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.400%, 05/01/30 (a)	1,100,000	1,041,425
QUALCOMM, Inc.
1.650%, 05/20/32 (a)	2,333,000	1,939,726
Texas Instruments, Inc.
2.250%, 09/04/29 (a)	1,000,000	928,280
TSMC Arizona Corp.
4.250%, 04/22/32	3,000,000	2,952,810
		25,340,307
Software — 0.6%
Fidelity National Information Services, Inc.
1.150%, 03/01/26 (a)	1,000,000	977,590
Fiserv, Inc.
5.625%, 08/21/33 (a)	1,500,000	1,557,690
Intuit, Inc.
5.200%, 09/15/33 (a)	1,000,000	1,034,980
Microsoft Corp.
3.300%, 02/06/27 (a)	4,000,000	3,960,320
4.250%, 02/06/47 (a)	2,000,000	1,776,760
Oracle Corp.
2.875%, 03/25/31	3,000,000	2,735,130
2.950%, 04/01/30	1,200,000	1,119,912
3.600%, 04/01/40 (a)	7,600,000	6,082,584
3.850%, 04/01/60	2,100,000	1,447,089
Salesforce, Inc.
2.900%, 07/15/51	1,000,000	639,310
Synopsys, Inc.
5.150%, 04/01/35 (a)	1,000,000	1,008,090
		22,339,455
Telecommunications — 1.0%
America Movil SAB de CV
2.875%, 05/07/30	1,000,000	923,930
AT&T, Inc.
3.500%, 06/01/41 (a)	5,700,000	4,470,510
3.500%, 09/15/53	1,221,000	826,617
3.650%, 09/15/59	2,686,000	1,801,205
4.100%, 02/15/28	1,687,000	1,679,864
7.125%, 12/15/31	100,000	110,773
Bell Telephone Co. of Canada or Bell Canada
5.200%, 02/15/34 (a)	1,000,000	1,000,770
Cisco Systems, Inc.
4.850%, 02/26/29 (a)	3,000,000	3,073,560
5.500%, 01/15/40	1,000,000	1,032,460
Deutsche Telekom International Finance BV
8.750%, 06/15/30	300,000	354,243
Orange SA
5.500%, 02/06/44 (a)	500,000	492,155
Rogers Communications, Inc.
2.900%, 11/15/26 (a)	1,100,000	1,076,306
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Telefonica Emisiones SA
4.103%, 03/08/27	900,000	$895,410
5.213%, 03/08/47	1,200,000	1,061,124
T-Mobile USA, Inc.
2.550%, 02/15/31	2,200,000	1,970,914
3.300%, 02/15/51	1,500,000	993,900
3.875%, 04/15/30	3,800,000	3,689,610
4.750%, 02/01/28 (a)	1,000,000	1,001,380
Verizon Communications, Inc.
3.400%, 03/22/41	7,800,000	6,014,268
3.550%, 03/22/51 (a)	1,000,000	715,310
4.812%, 03/15/39	1,927,000	1,807,719
Vodafone Group PLC
6.150%, 02/27/37	1,000,000	1,070,620
		36,062,648
Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.150%, 04/01/45	1,900,000	1,592,713
Canadian National Railway Co.
4.450%, 01/20/49 (a)	400,000	345,404
Canadian Pacific Railway Co.
2.450%, 12/02/31 (a)	1,100,000	965,085
CSX Corp.
4.100%, 03/15/44	1,600,000	1,329,584
6.150%, 05/01/37	800,000	867,328
FedEx Corp.
4.550%, 04/01/46 (144A)	1,000,000	812,770
Norfolk Southern Corp.
2.550%, 11/01/29 (a)	1,000,000	928,850
Ryder System, Inc.
5.375%, 03/15/29 (a)	2,000,000	2,057,140
Union Pacific Corp.
2.891%, 04/06/36	1,200,000	993,588
3.200%, 05/20/41 (a)	3,400,000	2,599,572
3.250%, 02/05/50 (a)	1,300,000	897,520
United Parcel Service, Inc.
4.450%, 04/01/30 (a)	1,600,000	1,618,160
		15,007,714
Trucking & Leasing — 0.1%
GATX Corp.
5.450%, 09/15/33	2,500,000	2,549,650
Water — 0.0%
American Water Capital Corp.
3.750%, 09/01/28 (a)	900,000	887,985
Essential Utilities, Inc.
5.375%, 01/15/34	1,000,000	1,015,910
		1,903,895
Total Corporate Bonds & Notes (Cost $932,266,023)		893,101,181

See accompanying notes to financial statements.
BHFTII-220

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—25.0%
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities — 25.0%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/36	1,162,352	$1,038,351
1.500%, 01/01/37	11,115,260	9,903,764
1.500%, 01/01/42	2,355,613	1,944,329
1.500%, 03/01/51	757,672	570,770
1.500%, 04/01/51	2,292,489	1,726,888
2.000%, 10/01/35	1,750,000	1,610,096
2.000%, 11/01/35	1,395,450	1,283,461
2.000%, 03/01/36	6,674,299	6,112,769
2.000%, 06/01/36	594,045	543,792
2.000%, 03/01/41	1,651,737	1,419,866
2.000%, 12/01/41	1,117,154	956,594
2.000%, 10/01/50	3,217,147	2,570,474
2.000%, 11/01/50	3,320,340	2,651,766
2.000%, 12/01/50	5,431,612	4,336,025
2.000%, 01/01/51	8,231,467	6,568,263
2.000%, 02/01/51	3,483,620	2,778,525
2.000%, 04/01/51	56,303,461	44,858,129
2.000%, 05/01/51	4,795,779	3,823,314
2.000%, 07/01/51	4,625,053	3,680,551
2.000%, 08/01/51	3,807,869	3,028,919
2.000%, 12/01/51	4,052,320	3,217,710
2.000%, 03/01/52	2,077,967	1,648,962
2.000%, 06/01/52	1,116,279	884,461
2.500%, 12/01/27	88,703	87,041
2.500%, 04/01/28	209,052	204,586
2.500%, 12/01/29	351,410	340,862
2.500%, 01/01/32	1,084,095	1,042,409
2.500%, 08/01/35	877,929	825,032
2.500%, 02/01/41	1,217,115	1,087,927
2.500%, 03/01/50	1,351,633	1,134,401
2.500%, 07/01/50	3,552,299	2,976,981
2.500%, 09/01/50	2,449,646	2,051,393
2.500%, 10/01/50	1,995,365	1,670,349
2.500%, 12/01/50	2,742,458	2,294,052
2.500%, 04/01/51	2,349,562	1,962,423
2.500%, 07/01/51	4,997,272	4,173,527
2.500%, 08/01/51	3,499,223	2,918,319
2.500%, 01/01/52	16,113,193	13,590,773
3.000%, 03/01/27	53,976	53,375
3.000%, 05/01/27	86,449	85,380
3.000%, 11/01/28	181,198	177,992
3.000%, 10/01/32	276,529	267,605
3.000%, 04/01/33	540,976	521,611
3.000%, 03/01/35	492,321	471,685
3.000%, 10/01/42	699,901	639,382
3.000%, 01/01/43	492,835	449,783
3.000%, 03/01/43	498,441	454,900
3.000%, 04/01/43	1,132,979	1,029,842
3.000%, 06/01/43	828,717	752,992
3.000%, 06/01/45	818,348	733,313
3.000%, 06/01/46	807,882	718,818
3.000%, 11/01/46	914,332	813,532
3.000%, 01/01/47	1,616,066	1,437,904
3.000%, 01/01/48	348,758	308,878
3.000%, 09/01/49	777,333	681,832
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 12/01/49	1,007,455	$883,682
3.000%, 02/01/50	514,230	451,053
3.000%, 04/01/50	914,945	801,677
3.000%, 05/01/50	866,762	759,191
3.000%, 07/01/50	766,133	670,576
3.000%, 08/01/50	11,090,627	9,778,475
3.000%, 09/01/50	19,556,775	17,161,853
3.000%, 11/01/50	825,812	721,789
3.000%, 10/01/52	3,463,637	2,999,834
3.000%, 11/01/52	1,293,402	1,119,906
3.500%, 12/01/25	13,507	13,441
3.500%, 05/01/26	7,468	7,425
3.500%, 09/01/30	378,650	373,144
3.500%, 04/01/32	312,573	306,991
3.500%, 01/01/42	245,199	230,018
3.500%, 03/01/42	228,491	214,282
3.500%, 02/01/43	408,559	383,153
3.500%, 05/01/43	591,846	555,617
3.500%, 06/01/43	322,334	302,612
3.500%, 06/01/44	281,191	260,987
3.500%, 10/01/44	367,017	340,645
3.500%, 12/01/44	435,827	404,511
3.500%, 05/01/45	575,118	532,726
3.500%, 11/01/45	558,563	517,391
3.500%, 12/01/45	340,778	315,659
3.500%, 03/01/46	978,657	904,415
3.500%, 06/01/47	445,465	409,010
3.500%, 08/01/47	290,016	266,282
3.500%, 10/01/47	403,931	370,403
3.500%, 11/01/47	393,221	361,041
3.500%, 04/01/49	267,817	243,976
3.500%, 10/01/49	369,053	336,201
3.500%, 03/01/50	488,800	445,288
3.500%, 08/01/50	1,384,742	1,260,115
3.500%, 11/01/54	1,057,192	953,022
4.000%, 08/01/25	905	903
4.000%, 10/01/25	2,704	2,696
4.000%, 01/01/31	110,320	109,853
4.000%, 08/01/31	126,177	125,592
4.000%, 06/01/39	142,450	138,512
4.000%, 12/01/39	270,949	263,452
4.000%, 11/01/40	193,008	187,641
4.000%, 04/01/41	231,597	224,711
4.000%, 09/01/41	215,026	208,633
4.000%, 10/01/41	545,475	529,224
4.000%, 11/01/41	147,946	143,547
4.000%, 07/01/44	466,582	448,175
4.000%, 10/01/44	364,454	350,076
4.000%, 07/01/45	567,613	541,276
4.000%, 01/01/46	519,752	495,636
4.000%, 02/01/46	293,736	280,106
4.000%, 06/01/47	473,211	448,301
4.000%, 10/01/47	251,743	238,491
4.000%, 11/01/47	237,924	225,400
4.000%, 03/01/48	376,310	356,502
See accompanying notes to financial statements.
BHFTII-221

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 05/01/48	172,454	$163,115
4.000%, 10/01/48	192,829	182,386
4.000%, 11/01/48	231,781	219,229
4.000%, 01/01/49	138,785	131,270
4.000%, 02/01/49	130,437	123,215
4.000%, 06/01/49	261,560	246,596
4.000%, 03/01/54	950,506	884,178
4.500%, 05/01/29	20,519	20,568
4.500%, 10/01/35	72,322	72,690
4.500%, 06/01/38	102,587	103,110
4.500%, 02/01/39	55,199	55,117
4.500%, 03/01/39	108,080	107,910
4.500%, 04/01/39	105,455	105,289
4.500%, 09/01/39	122,251	122,059
4.500%, 10/01/39	284,688	284,240
4.500%, 11/01/39	75,777	75,658
4.500%, 01/01/40	79,341	79,216
4.500%, 05/01/40	120,796	120,546
4.500%, 11/01/40	170,063	169,710
4.500%, 02/01/41	44,235	43,966
4.500%, 05/01/41	120,040	119,304
4.500%, 06/01/41	74,357	73,901
4.500%, 12/01/43	154,765	153,116
4.500%, 12/01/45	221,229	218,369
4.500%, 08/01/47	333,209	324,439
4.500%, 08/01/48	137,276	133,763
4.500%, 10/01/48	240,445	234,290
4.500%, 12/01/48	149,265	145,444
4.500%, 01/01/49	128,779	125,326
4.500%, 05/01/53	5,404,450	5,184,951
4.500%, 11/01/53	922,451	883,242
5.000%, 03/01/27	3,783	3,788
5.000%, 10/01/33	87,915	89,475
5.000%, 03/01/34	14,900	15,158
5.000%, 08/01/35	95,697	97,303
5.000%, 09/01/35	33,235	33,793
5.000%, 10/01/35	5,340	5,430
5.000%, 01/01/36	59,662	60,662
5.000%, 04/01/38	60,849	61,862
5.000%, 11/01/39	266,642	270,909
5.000%, 05/01/40	283,092	287,288
5.000%, 09/01/53	9,234,888	9,072,940
5.000%, 11/01/54	5,781,552	5,714,383
5.000%, 01/01/55	1,935,609	1,897,742
5.000%, 02/01/55	1,943,079	1,905,066
5.500%, 06/01/34	16,050	16,626
5.500%, 10/01/35	40,834	42,293
5.500%, 01/01/36	52,462	54,335
5.500%, 12/01/37	69,215	71,670
5.500%, 04/01/38	21,056	21,769
5.500%, 07/01/38	38,961	40,282
5.500%, 09/01/39	1,603,294	1,632,172
5.500%, 12/01/54	1,895,375	1,896,677
5.500%, 01/01/55	1,914,880	1,916,047
6.000%, 11/01/28	420	424
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
6.000%, 12/01/28	521	$532
6.000%, 04/01/29	429	435
6.000%, 06/01/31	688	710
6.000%, 07/01/31	118	122
6.000%, 09/01/31	19,906	20,533
6.000%, 11/01/32	4,691	4,857
6.000%, 11/01/35	11,761	12,303
6.000%, 02/01/36	32,631	34,141
6.000%, 08/01/36	14,185	14,874
6.000%, 01/01/37	18,727	19,636
6.000%, 09/01/39	1,583,117	1,627,424
6.000%, 05/01/54	1,873,453	1,926,650
6.000%, 09/01/54	13,223,524	13,442,018
6.500%, 02/01/30	1,356	1,375
6.500%, 08/01/31	1,600	1,676
6.500%, 11/01/31	3,132	3,283
6.500%, 03/01/32	69,084	72,690
6.500%, 04/01/32	35,129	36,955
6.500%, 11/01/37	21,897	23,484
6.500%, 04/01/53	701,647	724,657
6.500%, 09/01/54	15,445,265	15,941,069
6.500%, 03/01/55	2,835,958	2,928,238
7.000%, 12/01/27	99	102
7.000%, 11/01/28	201	208
7.000%, 04/01/29	452	468
7.000%, 05/01/29	121	122
7.000%, 07/01/29	46	46
7.000%, 01/01/31	22,817	24,221
7.500%, 10/01/27	804	817
7.500%, 10/01/29	1,587	1,666
7.500%, 05/01/30	3,043	3,150
8.000%, 02/01/27	149	150
8.000%, 10/01/28	345	354
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.250%, 01/25/32	3,500,000	3,087,908
2.519%, 07/25/29	2,250,000	2,121,240
2.785%, 06/25/29	1,800,000	1,716,022
3.243%, 04/25/27	1,500,000	1,476,384
3.444%, 12/25/27	3,500,000	3,447,859
3.780%, 10/25/28 (b)	4,000,000	3,962,250
3.920%, 09/25/28 (b)	2,900,000	2,886,887
3.926%, 07/25/28 (b)	2,500,000	2,489,823
5.000%, 05/25/34	3,500,000	3,611,512
Federal National Mortgage Association
1.500%, 04/01/36	1,205,873	1,076,951
1.500%, 09/01/36	1,327,275	1,183,838
1.500%, 11/01/36	2,064,586	1,840,514
1.500%, 03/01/51	3,057,886	2,303,566
1.500%, 04/01/51	3,862,902	2,909,851
1.500%, 10/01/51	9,891,104	7,448,480
2.000%, 11/01/35	1,204,288	1,107,641
2.000%, 12/01/35	975,004	896,457
2.000%, 09/01/36	3,129,107	2,862,952
2.000%, 12/01/36	1,983,174	1,813,572
See accompanying notes to financial statements.
BHFTII-222

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.000%, 02/01/37	675,403	$617,434
2.000%, 03/01/37	3,886,047	3,549,265
2.000%, 06/01/37	1,480,760	1,352,431
2.000%, 02/01/41	1,927,805	1,656,763
2.000%, 06/01/41	1,762,528	1,513,140
2.000%, 08/01/42	5,667,777	4,851,086
2.000%, 10/01/50	8,378,294	6,694,188
2.000%, 11/01/50	6,597,170	5,268,784
2.000%, 12/01/50	3,365,678	2,689,415
2.000%, 01/01/51	4,130,007	3,286,010
2.000%, 04/01/51	2,938,084	2,341,159
2.000%, 05/01/51	3,742,518	2,980,853
2.000%, 06/01/51	2,288,758	1,822,159
2.000%, 10/01/51	3,179,832	2,527,137
2.000%, 11/01/51	1,610,947	1,279,721
2.000%, 12/01/51	4,061,768	3,225,212
2.000%, 03/01/52	14,055,484	11,268,010
2.000%, 04/01/52	2,526,582	2,013,623
2.500%, 12/01/27	251,204	246,293
2.500%, 02/01/28	263,896	258,501
2.500%, 07/01/28	188,607	184,185
2.500%, 10/01/28	300,954	293,869
2.500%, 03/01/30	396,247	383,721
2.500%, 09/01/31	786,156	756,063
2.500%, 01/01/32	253,358	243,503
2.500%, 04/01/32	608,401	582,375
2.500%, 09/01/32	143,236	136,790
2.500%, 12/01/34	520,803	489,108
2.500%, 09/01/35	518,753	487,338
2.500%, 11/01/36	4,085,822	3,820,202
2.500%, 02/01/41	1,387,475	1,239,775
2.500%, 01/01/50	819,282	688,682
2.500%, 03/01/50	761,942	639,484
2.500%, 05/01/50	1,828,935	1,533,860
2.500%, 07/01/50	2,972,583	2,491,153
2.500%, 08/01/50	2,189,650	1,834,344
2.500%, 09/01/50	4,323,929	3,620,962
2.500%, 11/01/50	1,056,673	884,229
2.500%, 12/01/50	1,646,092	1,376,947
2.500%, 01/01/51	1,702,385	1,423,509
2.500%, 02/01/51	852,117	712,264
2.500%, 05/01/51	2,683,296	2,240,337
2.500%, 06/01/51	30,895,704	25,785,866
2.500%, 07/01/51	3,534,918	2,949,183
2.500%, 08/01/51	1,796,810	1,498,523
2.500%, 09/01/51	4,405,154	3,672,492
2.500%, 10/01/51	2,983,267	2,486,169
2.500%, 12/01/51	3,098,347	2,580,154
2.500%, 02/01/52	1,598,200	1,329,913
2.500%, 03/01/52	3,656,587	3,065,462
2.500%, 05/01/53	5,249,198	4,362,329
3.000%, 01/01/27	49,000	48,402
3.000%, 02/01/27	92,402	91,242
3.000%, 03/01/27	48,605	47,978
3.000%, 01/01/29	471,049	462,275
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.000%, 10/01/29	238,221	$233,003
3.000%, 06/01/30	348,971	340,681
3.000%, 02/01/33	338,257	326,900
3.000%, 06/01/35	2,950,422	2,835,089
3.000%, 08/01/35	444,857	423,298
3.000%, 01/01/36	561,564	539,613
3.000%, 05/01/36	515,104	488,268
3.000%, 08/01/42	597,944	544,944
3.000%, 09/01/42	500,395	456,205
3.000%, 11/01/42	711,448	648,610
3.000%, 12/01/42	469,664	428,111
3.000%, 01/01/43	366,241	333,818
3.000%, 03/01/43	713,002	647,355
3.000%, 07/01/43	731,731	664,276
3.000%, 09/01/43	441,377	400,688
3.000%, 05/01/45	1,061,329	950,590
3.000%, 05/01/46	574,605	510,600
3.000%, 06/01/46	799,029	710,026
3.000%, 08/01/46	851,610	756,750
3.000%, 02/01/47	1,215,655	1,080,244
3.000%, 11/01/49	535,770	469,512
3.000%, 12/01/49	976,473	856,506
3.000%, 01/01/50	1,012,561	888,161
3.000%, 02/01/50	498,033	436,846
3.000%, 07/01/50	757,620	663,125
3.000%, 11/01/51	2,068,622	1,802,064
3.000%, 06/01/52	1,695,697	1,469,027
3.000%, 11/01/52	1,097,177	950,003
3.500%, 02/01/26	25,339	25,184
3.500%, 03/01/26	17,402	17,284
3.500%, 05/01/29	249,170	245,777
3.500%, 04/01/32	251,701	247,030
3.500%, 08/01/32	106,656	104,632
3.500%, 03/01/34	164,107	159,748
3.500%, 09/01/35	399,952	387,202
3.500%, 01/01/37	1,694,691	1,645,010
3.500%, 07/01/38	293,757	281,947
3.500%, 12/01/40	348,758	328,530
3.500%, 03/01/42	283,902	266,296
3.500%, 05/01/42	579,835	543,108
3.500%, 06/01/42	410,138	384,160
3.500%, 08/01/42	254,912	238,766
3.500%, 09/01/42	1,085,058	1,016,352
3.500%, 01/01/43	415,445	389,130
3.500%, 06/01/43	527,371	494,557
3.500%, 08/01/44	518,647	480,764
3.500%, 02/01/45	576,217	534,129
3.500%, 03/01/45	653,756	604,798
3.500%, 04/01/45	373,722	345,735
3.500%, 09/01/45	518,486	479,658
3.500%, 11/01/45	518,270	479,458
3.500%, 01/01/46	633,246	585,824
3.500%, 03/01/46	584,050	537,602
3.500%, 05/01/46	423,396	389,725
3.500%, 11/01/47	987,514	905,548
See accompanying notes to financial statements.
BHFTII-223

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.500%, 02/01/49	193,396	$176,913
3.500%, 08/01/49	225,182	205,137
3.500%, 10/01/49	469,041	427,288
3.500%, 01/01/50	307,260	279,909
3.500%, 02/01/50	155,059	141,256
3.500%, 05/01/50	703,524	640,615
3.500%, 02/01/51	12,146,896	11,065,605
3.500%, 04/01/52	2,414,599	2,178,617
3.500%, 06/01/52	826,164	745,358
3.500%, 09/01/52	5,349,544	4,878,723
3.500%, 09/01/53	1,574,795	1,418,891
3.500%, 10/01/54	964,448	868,417
4.000%, 02/01/31	99,963	99,423
4.000%, 03/01/38	2,036,857	2,014,942
4.000%, 08/01/39	211,207	205,113
4.000%, 09/01/39	168,695	163,828
4.000%, 12/01/39	216,774	210,519
4.000%, 06/01/40	104,463	101,433
4.000%, 09/01/40	142,017	137,899
4.000%, 12/01/40	1,084,520	1,053,077
4.000%, 01/01/41	516,861	501,872
4.000%, 12/01/41	243,195	235,681
4.000%, 02/01/42	311,283	301,665
4.000%, 09/01/43	402,615	387,552
4.000%, 05/01/44	442,357	424,369
4.000%, 10/01/44	243,054	233,171
4.000%, 11/01/44	565,094	542,129
4.000%, 01/01/45	503,567	483,074
4.000%, 03/01/45	356,562	339,612
4.000%, 10/01/45	495,543	471,986
4.000%, 03/01/47	144,842	137,047
4.000%, 05/01/47	158,997	150,440
4.000%, 06/01/47	236,257	223,542
4.000%, 07/01/47	254,843	241,128
4.000%, 10/01/47	377,729	357,400
4.000%, 05/01/48	429,228	405,464
4.000%, 06/01/48	365,497	345,261
4.000%, 07/01/48	270,532	255,554
4.000%, 09/01/48	129,778	122,593
4.000%, 10/01/48	200,045	188,970
4.000%, 11/01/48	253,331	239,306
4.000%, 04/01/49	421,551	397,433
4.000%, 02/01/50	442,979	417,635
4.000%, 03/01/50	482,569	454,960
4.000%, 09/01/50	339,092	318,576
4.000%, 01/01/51	4,207,459	3,966,743
4.000%, 07/01/52	9,077,882	8,511,383
4.000%, 09/01/52	1,672,666	1,559,301
4.000%, 11/01/52	1,300,774	1,212,212
4.000%, 12/01/54	2,926,842	2,721,957
4.000%, 01/01/55	2,148,439	1,998,044
4.500%, 08/01/30	55,405	55,598
4.500%, 08/01/33	34,598	34,777
4.500%, 10/01/33	39,015	39,216
4.500%, 04/01/34	24,700	24,832
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.500%, 01/01/39	7,513	$7,493
4.500%, 07/01/39	321,618	320,713
4.500%, 09/01/39	385,102	384,018
4.500%, 10/01/39	207,322	206,739
4.500%, 11/01/39	1,797,974	1,786,951
4.500%, 05/01/40	314,786	313,743
4.500%, 08/01/40	364,411	363,203
4.500%, 11/01/40	198,519	197,861
4.500%, 12/01/40	470,628	469,069
4.500%, 04/01/41	1,182,487	1,175,581
4.500%, 05/01/41	247,441	245,618
4.500%, 03/01/44	165,183	162,836
4.500%, 08/01/47	357,696	347,826
4.500%, 10/01/48	176,070	171,350
4.500%, 12/01/48	231,795	225,580
4.500%, 09/01/50	4,554,196	4,432,097
4.500%, 09/01/52	1,226,946	1,176,969
4.500%, 10/01/52	1,630,978	1,564,417
4.500%, 11/01/52	1,262,478	1,210,859
4.500%, 10/01/53	1,376,735	1,318,216
4.500%, 10/01/54	1,444,497	1,381,862
4.500%, 02/01/55	2,942,291	2,814,710
4.500%, 06/01/55	2,092,673	2,002,046
5.000%, 09/01/25	344	343
5.000%, 07/01/33	29,621	30,108
5.000%, 08/01/33	118,471	120,415
5.000%, 09/01/33	35,220	35,799
5.000%, 10/01/33	339,694	345,273
5.000%, 03/01/34	44,332	45,061
5.000%, 04/01/34	90,820	92,295
5.000%, 05/01/34	18,533	18,830
5.000%, 09/01/34	67,897	68,986
5.000%, 02/01/35	28,947	29,411
5.000%, 04/01/35	10,490	10,652
5.000%, 05/01/35	5,801	5,892
5.000%, 11/01/35	31,964	32,460
5.000%, 03/01/36	106,272	107,924
5.000%, 07/01/37	92,499	93,881
5.000%, 01/01/39	85,269	86,543
5.000%, 11/01/39	1,769,649	1,782,483
5.000%, 04/01/40	272,045	275,722
5.000%, 07/01/41	159,475	161,479
5.000%, 04/01/49	286,767	286,723
5.000%, 10/01/52	1,550,670	1,526,851
5.000%, 11/01/52	1,220,321	1,201,335
5.000%, 12/01/52	3,297,222	3,245,275
5.000%, 07/01/53	3,064,868	3,011,926
5.000%, 08/01/53	1,759,246	1,728,526
5.000%, 10/01/53	1,350,968	1,326,867
5.000%, 04/01/54	1,381,741	1,354,709
5.000%, 12/01/54	2,810,679	2,756,843
5.500%, 07/01/25	17	17
5.500%, 10/01/32	8,051	8,268
5.500%, 02/01/33	17,940	18,422
5.500%, 08/01/33	51,312	52,840
See accompanying notes to financial statements.
BHFTII-224

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.500%, 10/01/33	23,834	$24,543
5.500%, 12/01/33	132,367	136,290
5.500%, 02/01/34	24,628	25,484
5.500%, 03/01/34	10,720	11,091
5.500%, 04/01/34	7,954	8,230
5.500%, 09/01/34	38,572	39,907
5.500%, 12/01/34	26,919	27,851
5.500%, 01/01/35	23,046	23,844
5.500%, 04/01/35	6,234	6,449
5.500%, 06/01/35	29,470	30,486
5.500%, 01/01/37	39,384	40,729
5.500%, 05/01/37	29,985	30,973
5.500%, 05/01/38	21,632	22,339
5.500%, 06/01/38	18,292	18,890
5.500%, 12/01/52	1,587,985	1,596,200
5.500%, 01/01/53	1,575,146	1,582,306
5.500%, 03/01/53	793,321	796,440
5.500%, 04/01/53	801,285	802,567
5.500%, 05/01/53	1,627,389	1,632,774
5.500%, 07/01/53	3,347,412	3,355,047
5.500%, 09/01/53	1,523,841	1,526,921
5.500%, 10/01/53	1,529,331	1,531,208
5.500%, 01/01/54	1,777,925	1,779,888
5.500%, 02/01/54	1,314,148	1,315,437
5.500%, 05/01/54	1,325,495	1,327,124
5.500%, 06/01/54	1,345,129	1,346,678
5.500%, 11/01/54	4,825,966	4,871,755
5.500%, 12/01/54	14,293,247	14,299,232
5.500%, 03/01/55	5,824,199	5,825,605
5.500%, 04/01/55	1,964,087	1,964,561
5.500%, 06/01/55	3,981,846	3,982,807
6.000%, 11/01/28	88	89
6.000%, 12/01/28	100	102
6.000%, 06/01/31	16,125	16,615
6.000%, 09/01/32	16,119	16,676
6.000%, 01/01/33	2,020	2,089
6.000%, 02/01/33	24,647	25,494
6.000%, 04/01/33	45,558	47,266
6.000%, 05/01/33	52,546	54,516
6.000%, 05/01/34	43,097	44,857
6.000%, 09/01/34	45,434	47,311
6.000%, 01/01/35	16,322	16,988
6.000%, 07/01/36	7,297	7,642
6.000%, 09/01/36	27,615	28,920
6.000%, 08/01/37	49,656	52,106
6.000%, 10/01/37	33,568	35,224
6.000%, 12/01/38	27,903	29,274
6.000%, 04/01/53	2,202,983	2,244,032
6.000%, 05/01/53	759,579	773,674
6.000%, 07/01/53	1,564,160	1,592,944
6.000%, 09/01/53	1,396,794	1,422,283
6.000%, 12/01/53	1,534,129	1,563,013
6.000%, 02/01/54	1,164,285	1,185,084
6.000%, 03/01/54	794,388	808,442
6.000%, 05/01/54	2,459,556	2,502,691
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.000%, 09/01/54	6,379,113	$6,489,025
6.000%, 11/01/54	1,803,971	1,834,775
6.000%, 02/01/55	2,841,666	2,889,534
6.000%, 03/01/55	2,879,076	2,926,776
6.000%, 05/01/55	1,956,160	1,988,570
6.000%, 06/01/55	1,492,736	1,517,467
6.000%, 07/01/55	4,000,000	4,065,349
6.500%, 05/01/28	3,318	3,382
6.500%, 12/01/28	23,902	24,121
6.500%, 03/01/29	617	628
6.500%, 04/01/29	3,700	3,772
6.500%, 05/01/29	124	125
6.500%, 08/01/29	228	232
6.500%, 09/01/31	2,206	2,309
6.500%, 06/01/32	3,533	3,714
6.500%, 10/01/33	5,159	5,450
6.500%, 10/01/34	55,239	58,380
6.500%, 10/01/37	11,156	11,951
6.500%, 09/01/53	1,067,650	1,102,663
6.500%, 01/01/54	1,812,172	1,871,602
6.500%, 02/01/54	2,831,677	2,924,542
6.500%, 04/01/54	717,465	740,496
6.500%, 05/01/54	1,090,663	1,125,674
6.500%, 08/01/54	1,619,989	1,671,992
7.000%, 06/01/26	22	22
7.000%, 06/01/28	2,281	2,291
7.000%, 10/01/29	884	919
7.000%, 06/01/32	15,378	16,285
7.000%, 10/01/37	40,904	44,728
7.000%, 12/01/53	533,758	561,185
7.500%, 09/01/25	6	6
7.500%, 06/01/26	92	92
7.500%, 07/01/29	832	860
7.500%, 10/01/29	858	873
8.000%, 11/01/29	8	8
8.000%, 05/01/30	8,297	8,535
8.000%, 11/01/30	251	258
8.000%, 01/01/31	243	246
8.000%, 02/01/31	765	804
Federal National Mortgage Association-ACES
1.610%, 03/25/31	477,808	456,734
2.190%, 01/25/30	1,435,000	1,318,121
Government National Mortgage Association
2.000%, 11/20/50	3,566,719	2,909,107
2.000%, 01/20/51	1,850,056	1,508,667
2.000%, 03/20/51	1,276,044	1,040,277
2.000%, 04/20/51	3,272,413	2,667,724
2.000%, 05/20/51	12,054,835	9,827,059
2.000%, 06/20/51	1,015,910	828,146
2.000%, 08/20/51	7,075,124	5,767,196
2.000%, 10/20/51	2,223,396	1,812,284
2.000%, 12/20/51	1,900,934	1,549,371
2.000%, 02/20/52	3,439,518	2,803,321
2.500%, 02/20/50	729,431	621,511
2.500%, 06/20/50	2,653,357	2,259,969
See accompanying notes to financial statements.
BHFTII-225

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
2.500%, 07/20/50	1,910,625	$1,624,770
2.500%, 09/20/50	3,187,534	2,714,211
2.500%, 11/20/50	1,430,904	1,218,205
2.500%, 04/20/51	1,827,063	1,554,769
2.500%, 07/20/51	8,182,448	6,961,093
2.500%, 08/20/51	9,740,513	8,285,841
2.500%, 09/20/51	3,542,353	3,013,056
2.500%, 12/20/51	1,861,124	1,582,748
2.500%, 01/20/52	1,820,730	1,548,255
2.500%, 05/20/52	1,876,433	1,595,324
3.000%, 08/15/28	174,462	171,365
3.000%, 11/15/42	501,760	456,631
3.000%, 12/15/42	485,945	442,220
3.000%, 12/20/42	523,104	478,079
3.000%, 02/15/43	389,095	354,085
3.000%, 03/15/43	435,382	392,209
3.000%, 03/20/43	453,551	413,275
3.000%, 07/15/43	379,520	341,887
3.000%, 12/20/44	440,865	397,107
3.000%, 04/20/45	396,963	355,983
3.000%, 08/20/45	723,022	648,382
3.000%, 11/20/45	390,858	350,508
3.000%, 01/20/46	634,850	569,311
3.000%, 09/20/46	689,252	617,539
3.000%, 10/20/46	708,298	635,413
3.000%, 11/20/46	746,725	669,909
3.000%, 01/20/47	772,009	692,271
3.000%, 04/20/47	341,201	305,437
3.000%, 02/20/48	489,134	437,864
3.000%, 10/20/49	537,399	476,443
3.000%, 01/20/50	5,119,200	4,550,714
3.000%, 05/20/50	1,117,099	991,926
3.000%, 07/20/50	718,725	638,260
3.000%, 10/20/50	6,862,196	6,092,078
3.000%, 11/20/50	1,539,268	1,366,103
3.000%, 04/20/52	618,828	547,399
3.000%, 05/20/52	2,830,510	2,503,793
3.500%, 12/20/41	300,475	280,991
3.500%, 02/15/42	120,585	112,774
3.500%, 08/20/42	280,814	262,580
3.500%, 01/20/43	394,858	369,219
3.500%, 05/20/43	609,530	569,897
3.500%, 07/20/44	574,184	536,234
3.500%, 02/20/45	597,727	558,220
3.500%, 06/20/45	371,724	345,267
3.500%, 08/20/45	883,717	820,819
3.500%, 10/20/45	584,394	542,801
3.500%, 12/20/45	539,904	501,477
3.500%, 01/20/46	516,926	480,135
3.500%, 02/20/46	417,389	387,682
3.500%, 06/20/46	458,522	424,497
3.500%, 02/20/47	729,121	675,016
3.500%, 03/20/47	619,350	573,557
3.500%, 09/20/47	252,766	234,077
3.500%, 10/20/48	120,816	111,598
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
3.500%, 05/20/49	217,454	$200,192
3.500%, 07/20/49	241,197	222,051
3.500%, 09/20/49	648,165	596,713
3.500%, 10/20/49	400,668	368,863
3.500%, 11/20/49	556,550	512,371
3.500%, 12/20/49	362,227	333,474
3.500%, 06/20/50	511,713	471,395
3.500%, 02/20/51	856,253	788,283
3.500%, 06/20/53	7,504,145	6,912,897
3.500%, 05/20/55	998,468	907,373
4.000%, 07/15/39	305,316	296,522
4.000%, 07/15/40	185,713	178,353
4.000%, 11/20/40	258,224	249,154
4.000%, 12/20/40	339,198	327,285
4.000%, 11/20/43	172,567	165,851
4.000%, 04/20/44	245,543	234,881
4.000%, 05/20/44	293,193	280,462
4.000%, 09/20/44	488,625	467,408
4.000%, 11/20/44	128,162	122,597
4.000%, 10/20/45	450,618	430,682
4.000%, 11/20/45	242,422	231,697
4.000%, 03/20/47	92,669	88,288
4.000%, 04/20/47	368,286	349,013
4.000%, 09/20/47	339,944	322,347
4.000%, 07/20/48	234,573	222,065
4.000%, 08/20/48	168,634	159,732
4.000%, 09/20/48	304,505	288,430
4.000%, 07/20/49	308,113	290,785
4.000%, 05/20/50	443,822	419,157
4.000%, 07/20/52	2,020,511	1,895,310
4.000%, 02/20/53	6,726,008	6,312,754
4.000%, 01/20/55	1,089,725	1,013,264
4.500%, 01/15/39	67,758	67,946
4.500%, 04/15/39	156,846	156,540
4.500%, 05/15/39	355,918	355,197
4.500%, 08/15/39	124,862	124,741
4.500%, 01/15/40	144,124	143,600
4.500%, 04/15/40	64,881	64,416
4.500%, 08/20/40	208,798	207,328
4.500%, 12/20/40	161,066	159,932
4.500%, 02/15/41	46,572	46,238
4.500%, 04/15/41	53,648	53,286
4.500%, 04/20/41	117,761	117,163
4.500%, 03/20/42	127,999	127,349
4.500%, 10/20/43	151,210	148,935
4.500%, 03/20/47	228,979	225,471
4.500%, 03/20/49	157,726	154,000
4.500%, 08/20/52	1,996,422	1,927,203
4.500%, 10/20/52	8,191,205	7,913,259
4.500%, 01/20/55	2,965,868	2,838,922
4.500%, 05/20/55	2,096,301	2,006,535
5.000%, 12/15/35	58,105	59,353
5.000%, 12/15/36	14,189	14,310
5.000%, 01/15/39	171,685	175,689
5.000%, 02/15/39	30,296	31,001
See accompanying notes to financial statements.
BHFTII-226

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
5.000%, 08/15/39	182,361	$186,098
5.000%, 09/15/39	31,661	32,304
5.000%, 12/15/39	149,374	152,390
5.000%, 05/15/40	118,173	120,353
5.000%, 08/20/40	111,810	113,871
5.000%, 10/20/40	117,131	119,290
5.000%, 06/20/44	250,835	255,460
5.000%, 10/20/48	176,532	176,200
5.000%, 01/20/49	121,911	121,681
5.000%, 04/20/53	1,673,604	1,651,195
5.000%, 07/20/53	2,730,866	2,694,301
5.000%, 04/20/54	1,970,256	1,935,951
5.000%, 10/20/54	977,444	960,425
5.000%, 11/20/54	7,849,253	7,712,589
5.000%, 03/20/55	995,005	977,642
5.000%, 06/20/55	2,000,000	1,965,101
5.500%, 03/15/36	36,247	37,006
5.500%, 09/15/38	15,855	16,233
5.500%, 08/15/39	36,093	37,438
5.500%, 04/20/53	2,294,901	2,309,967
5.500%, 08/20/53	3,258,614	3,276,679
5.500%, 07/20/54	1,864,889	1,868,513
5.500%, 11/20/54	8,809,103	8,826,221
5.500%, 01/20/55	1,974,075	1,977,911
5.500%, 05/20/55	3,990,992	3,997,704
6.000%, 01/15/29	470	475
6.000%, 01/15/33	41,684	43,502
6.000%, 03/15/35	32,654	34,402
6.000%, 09/15/36	30,598	32,088
6.000%, 07/15/38	64,456	68,146
6.000%, 01/20/53	601,454	613,397
6.000%, 12/20/53	2,582,783	2,635,437
6.000%, 09/20/54	5,336,227	5,416,239
6.000%, 10/20/54	1,420,098	1,442,509
6.000%, 01/20/55	1,474,672	1,496,374
6.000%, 04/20/55	1,989,484	2,019,670
6.500%, 02/15/27	504	505
6.500%, 08/15/28	1,517	1,541
6.500%, 11/15/28	708	727
6.500%, 12/15/28	2,385	2,417
6.500%, 07/15/29	850	859
6.500%, 06/20/31	4,278	4,434
6.500%, 05/15/36	65,005	69,407
6.500%, 11/20/53	1,108,344	1,138,661
6.500%, 07/20/54	2,002,236	2,053,892
6.500%, 11/20/54	1,865,000	1,913,115
6.500%, 06/20/55	1,900,000	1,955,748
7.000%, 01/15/28	216	219
7.000%, 05/15/28	1,556	1,569
7.000%, 06/15/28	1,044	1,060
7.000%, 10/15/28	1,275	1,295
7.000%, 03/15/31	103	104
7.000%, 08/15/31	16,581	17,595
7.000%, 07/15/32	7,176	7,631
7.500%, 02/20/28	182	185
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
8.000%, 08/15/26	133	$133
8.000%, 09/15/26	50	51
Total Agency Sponsored Mortgage-Backed Securities (Cost $943,533,710)		888,455,670

Foreign Government—1.5%
Banks — 0.0%
Korea Development Bank
4.875%, 02/03/30	2,000,000	2,056,645
Regional Government — 0.2%
Province of Alberta
4.500%, 01/24/34	1,000,000	998,851
Province of British Columbia
1.300%, 01/29/31	1,000,000	860,961
Province of Ontario
4.200%, 01/18/29 (a)	2,500,000	2,522,872
Province of Quebec
2.500%, 04/20/26	1,000,000	986,714
4.250%, 09/05/34 (a)	2,000,000	1,954,147
		7,323,545
Sovereign — 1.3%
Canada Government International Bonds
4.625%, 04/30/29 (a)	2,000,000	2,059,545
Chile Government International Bonds
2.550%, 07/27/33	1,300,000	1,096,197
3.100%, 01/22/61	1,200,000	726,782
3.500%, 01/25/50 (a)	1,000,000	712,086
Export Development Canada
4.125%, 02/13/29	1,500,000	1,516,835
4.375%, 06/29/26	500,000	501,712
Export-Import Bank of Korea
4.000%, 09/11/29 (a)	2,100,000	2,085,725
Indonesia Government International Bonds
3.050%, 03/12/51	1,100,000	723,352
3.850%, 10/15/30	700,000	681,733
4.350%, 01/11/48 (a)	1,200,000	1,003,307
4.550%, 01/11/28	1,000,000	1,008,236
Israel Government AID Bonds
5.500%, 09/18/33	200,000	213,550
Israel Government International Bonds
4.125%, 01/17/48	1,000,000	753,266
5.500%, 03/12/34 (a)	2,000,000	2,022,981
Japan Bank for International Cooperation
2.750%, 11/16/27	2,000,000	1,946,543
4.625%, 07/19/28	1,600,000	1,632,975
Japan International Cooperation Agency
4.250%, 05/22/30	500,000	504,371
Mexico Government International Bonds
2.659%, 05/24/31 (a)	1,200,000	1,038,577
4.600%, 01/23/46 (a)	1,100,000	829,709
4.750%, 03/08/44	900,000	709,952
5.750%, 10/12/2110	1,000,000	791,322
See accompanying notes to financial statements.
BHFTII-227

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Mexico Government International Bonds
6.350%, 02/09/35 (a)	4,000,000	$4,092,151
6.750%, 09/27/34 (a)	1,050,000	1,115,096
Oriental Republic of Uruguay
5.250%, 09/10/60	1,000,000	905,290
Panama Government International Bonds
3.875%, 03/17/28	900,000	872,236
7.875%, 03/01/57 (a)	1,900,000	1,939,487
Peru Government International Bonds
5.875%, 08/08/54	1,000,000	966,022
8.750%, 11/21/33	1,450,000	1,771,680
Philippines Government International Bonds
3.950%, 01/20/40	1,100,000	947,720
4.375%, 03/05/30	2,000,000	2,003,801
5.000%, 01/13/37	1,740,000	1,726,753
Republic of Italy Government International Bonds
2.875%, 10/17/29	1,000,000	940,755
Republic of Poland Government International Bonds
3.250%, 04/06/26 (a)	1,000,000	990,414
5.500%, 03/18/54	2,100,000	1,946,886
Svensk Exportkredit AB
4.875%, 10/04/30	1,000,000	1,040,859
Uruguay Government International Bonds
4.375%, 10/27/27	900,000	900,080
		44,717,986
Total Foreign Government (Cost $56,209,369)		54,098,176

Non-Agency Mortgage-Backed Securities—0.7%
Commercial Mortgage-Backed Securities — 0.7%
Bank
2.556%, 05/15/64	500,000	443,701
2.758%, 09/15/62	161,892	151,347
3.538%, 11/15/54	1,000,000	976,384
4.407%, 11/15/61 (b)	881,000	878,626
5.355%, 10/15/57 (b)	300,000	300,358
6.106%, 06/15/57 (b)	500,000	528,324
6.356%, 06/15/57 (b)	400,000	419,222
Bank5
5.769%, 06/15/57	1,400,000	1,454,353
6.255%, 09/15/56	1,558,726	1,625,114
6.260%, 04/15/56 (b)	1,000,000	1,039,795
Bank5 Trust
5.753%, 01/15/58 (b)	1,000,000	1,042,741
BBCMS Mortgage Trust
3.662%, 04/15/55 (b)	730,000	673,388
4.600%, 06/15/55 (b)	2,000,000	1,892,094
5.720%, 02/15/62	275,000	289,006
5.829%, 05/15/57	350,000	370,871
5.943%, 05/15/57 (b)	560,000	572,860
6.094%, 05/15/57 (b)	200,000	210,208
Benchmark Mortgage Trust
2.388%, 09/15/54	1,150,000	1,005,389
3.666%, 01/15/51 (b)	915,000	894,870
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Benchmark Mortgage Trust
6.228%, 05/15/56 (b)	1,050,000	$1,106,732
6.363%, 07/15/56 (b)	2,500,000	2,618,646
BMO Mortgage Trust
6.561%, 07/15/57 (b)	650,000	687,003
CFCRE Commercial Mortgage Trust
3.585%, 12/10/54	787,393	773,266
GS Mortgage Securities Trust
2.658%, 02/13/53	1,000,000	924,750
Wells Fargo Commercial Mortgage Trust
2.092%, 07/15/53	450,000	393,207
5.645%, 02/15/58	3,050,000	3,183,077
6.044%, 02/15/58 (b)	850,000	868,464
Total Non-Agency Mortgage-Backed Securities (Cost $25,245,200)		25,323,796

Municipals—0.5%
California State Univ.
2.897%, 11/01/51	1,310,000	907,674
5.183%, 11/01/53	190,000	180,718
Chicago O'Hare International Airport
4.572%, 01/01/54	395,000	342,873
City of New York NY
5.828%, 10/01/53	1,000,000	1,030,673
Dallas Fort Worth International Airport
4.507%, 11/01/51	2,500,000	2,155,870
Louisiana Local Government Environmental Facilities & Community Development Authority
5.198%, 12/01/39	1,000,000	1,005,328
Municipal Electric Authority of Georgia
6.637%, 04/01/57	1,853,000	2,000,744
New Jersey Turnpike Authority
7.414%, 01/01/40	1,000,000	1,195,045
New York City Municipal Water Finance Authority
5.440%, 06/15/43	300,000	293,068
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,500,000	1,258,737
Regents of the University of California Medical Center Pooled Revenue
3.006%, 05/15/50	1,000,000	644,549
State of California, General Obligation Unlimited
4.500%, 08/01/29	3,000,000	3,053,236
7.300%, 10/01/39	1,200,000	1,387,871
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33	1,073,235	1,076,438
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41	450,000	454,547
Total Municipals (Cost $18,327,562)		16,987,371

Asset-Backed Securities—0.5%
Asset-Backed - Automobile — 0.3%
CarMax Auto Owner Trust
4.480%, 03/15/30	1,500,000	1,513,613
See accompanying notes to financial statements.
BHFTII-228

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
CarMax Auto Owner Trust
5.260%, 02/15/29	1,510,000	$1,535,379
Carvana Auto Receivables Trust
5.210%, 06/10/30	3,000,000	3,056,265
Ford Credit Auto Owner Trust
4.610%, 08/15/29	550,000	554,612
Hyundai Auto Receivables Trust
4.320%, 10/15/29	500,000	500,728
Nissan Auto Receivables Owner Trust
4.350%, 09/15/31	1,000,000	1,005,045
World Omni Automobile Lease Securitization Trust
4.420%, 04/17/28	500,000	501,786
4.680%, 05/15/30	500,000	500,791
		9,168,219
Asset-Backed - Credit Card — 0.1%
American Express Credit Account Master Trust
4.280%, 04/15/30	2,100,000	2,111,430
5.150%, 09/15/30	2,000,000	2,064,429
WF Card Issuance Trust
4.290%, 10/15/29	675,000	677,791
		4,853,650
Asset-Backed - Other — 0.1%
John Deere Owner Trust
4.230%, 09/17/29	500,000	500,827
Verizon Master Trust
4.860%, 09/22/31 (144A)	2,000,000	2,011,097
		2,511,924
Total Asset-Backed Securities (Cost $16,425,194)		16,533,793

Short-Term Investments—0.3%
U.S. Treasury—0.3%
U.S. Treasury Bills
Zero Coupon, 07/01/25 (c)	4,200,000	4,199,515
2.768%, 07/03/25 (c)	8,000,000	7,998,148
Total Short-Term Investments (Cost $12,198,180)		12,197,663

Securities Lending Reinvestments (d)—8.6%
Certificates of Deposit—2.4%
Bank of America NA
4.600%, SOFR + 0.200%, 07/09/25 (b)	6,000,000	5,999,994
Bank of Montreal
4.750%, SOFR + 0.350%, 07/14/25 (b)	2,000,000	1,999,997
Bank of Nova Scotia
4.720%, SOFR + 0.330%, 08/21/25 (b)	3,000,000	2,999,949
Barclays Bank PLC
4.600%, SOFR + 0.200%, 10/01/25 (b)	2,000,000	2,000,152
BNP Paribas SA
4.600%, SOFR + 0.210%, 07/22/25 (b)	4,500,000	4,499,945
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Commonwealth Bank of Australia
4.770%, SOFR + 0.380%, 04/13/26 (b)	4,000,000	$4,003,744
Credit Agricole SA
Zero Coupon, 08/08/25	8,000,000	7,962,240
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 08/20/25	5,000,000	4,969,050
Zero Coupon, 09/15/25	5,000,000	4,953,150
4.630%, SOFR + 0.240%, 07/07/25 (b)	5,000,000	5,000,010
Mizuho Bank Ltd.
4.580%, SOFR + 0.180%, 09/11/25 (b)	2,000,000	1,999,676
4.600%, SOFR + 0.200%, 08/19/25 (b)	2,000,000	1,999,850
4.690%, SOFR+ 0.290%, 11/13/25 (b)	2,000,000	1,999,992
4.750%, SOFR + 0.350%, 10/10/25 (b)	2,000,000	2,000,440
Oversea-Chinese Banking Corp. Ltd.
4.620%, SOFR + 0.220%, 07/11/25 (b)	2,000,000	2,000,026
4.620%, SOFR + 0.220%, 11/21/25 (b)	3,000,000	3,000,018
4.620%, SOFR + 0.220%, 12/15/25 (b)	5,000,000	4,999,915
Societe Generale
4.740%, SOFR + 0.350%, 10/15/25 (b)	4,000,000	4,001,744
Sumitomo Mitsui Banking Corp.
4.620%, SOFR + 0.230%, 07/30/25 (b)	3,000,000	3,000,042
4.630%, SOFR + 0.240%, 07/09/25 (b)	5,000,000	5,000,020
4.740%, SOFR + 0.350%, 10/14/25 (b)	3,000,000	3,000,948
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 08/22/25	5,000,000	4,967,800
Toronto-Dominion Bank
4.690%, SOFR + 0.290%, 03/20/26 (b)	5,000,000	4,998,845
		87,357,547
Commercial Paper—0.7%
ANZ New Zealand International Ltd.
4.570%, SOFR + 0.180%, 08/20/25 (b)	1,000,000	1,000,010
Concord Minutemen Capital Co. LLC
4.600%, SOFR + 0.210%, 09/02/25 (b)	4,000,000	3,999,856
ING U.S. Funding LLC
4.600%, SOFR + 0.200%, 09/25/25 (b)	4,000,000	3,999,804
Ionic Funding LLC
4.380%, 07/03/25	5,000,000	4,998,135
4.460%, 07/16/25	2,000,000	1,996,016
Liberty Street Funding LLC
4.450%, 07/10/25	2,000,000	1,997,480
Salisbury Receivables Co. LLC
4.450%, 07/09/25	3,000,000	2,996,595
4.470%, 07/15/25	1,000,000	998,110
Westpac Banking Corp.
4.790%, SOFR+0.400%, 04/10/26 (b)	3,000,000	3,003,237
		24,989,243
Repurchase Agreements—5.3%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $10,001,239; collateralized by various Common Stock with an aggregate market value of $11,130,740	10,000,000	10,000,000
See accompanying notes to financial statements.
BHFTII-229

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $14,001,762; collateralized by various Common Stock with an aggregate market value of $15,583,036	14,000,000	$14,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $5,000,608; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $5,100,621	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $6,149,420; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $6,273,405	6,000,000	6,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $4,002,611; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $4,082,168	4,002,124	4,002,124
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $7,000,883; collateralized by various Common Stock with an aggregate market value of $7,805,736	7,000,000	7,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $5,000,631; collateralized by various Common Stock with an aggregate market value of $5,575,525	5,000,000	5,000,000
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $45,039,900; collateralized by various Common Stock with an aggregate market value of $50,180,528	45,000,000	45,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/25 at 4.590%, due on 07/07/25 with a maturity value of $53,047,302; collateralized by various Common Stock with an aggregate market value of $59,102,936	53,000,000	53,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/25 at 4.600%, due on 08/04/25 with a maturity value of $8,035,778; collateralized by various Common Stock with an aggregate market value of $8,890,025	8,000,000	8,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.520%, due on 07/01/25 with a maturity value of $15,001,883; collateralized by various Common Stock with an aggregate market value of $16,686,647	15,000,000	15,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $15,001,846; collateralized by various Common Stock with an aggregate market value of $16,502,031	15,000,000	$15,000,000
		187,002,124
Time Deposits—0.2%
Banco Santander SA
4.320%, 07/01/25	2,000,000	2,000,000
First Abu Dhabi Bank USA NV
4.320%, 07/01/25	2,000,000	2,000,000
National Bank of Canada
4.400%, OBFR + 0.070%, 07/07/25 (b)	2,000,000	2,000,000
		6,000,000
Total Securities Lending Reinvestments (Cost $305,343,498)		305,348,914
Total Investments—107.8% (Cost $3,976,746,792)		3,826,743,391
Other assets and liabilities (net)—(7.8)%		(276,838,598)
Net Assets—100.0%		$3,549,904,793

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $367,813,820 and the collateral received consisted of cash in the amount of $305,135,218 and non-cash collateral with a value of $77,986,002. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(b)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$4,173,483, which is 0.1% of net assets.

See accompanying notes to financial statements.
BHFTII-230

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$263,375,098	$100,461,402	$442 ,684,526	$184,037,580
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(247,499,436)	$—	$—	$—	$(247,499,436)
Foreign Government	(12,170,116)	—	—	—	(12,170,116)
U.S. Treasury & Government Agencies	(45,465,666)	—	—	—	(45,465,666)
Total Borrowings	$(305,135,218)	$—	$—	$—	$(305,135,218)
Gross amount of recognized liabilities for securities lending transactions					$(305,135,218)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,614,696,827	$—	$1,614,696,827
Total Corporate Bonds & Notes*	—	893,101,181	—	893,101,181
Total Agency Sponsored Mortgage-Backed Securities*	—	888,455,670	—	888,455,670
Total Foreign Government*	—	54,098,176	—	54,098,176
Total Non-Agency Mortgage-Backed Securities*	—	25,323,796	—	25,323,796
Total Municipals*	—	16,987,371	—	16,987,371
Total Asset-Backed Securities*	—	16,533,793	—	16,533,793
Total Short-Term Investments*	—	12,197,663	—	12,197,663
Total Securities Lending Reinvestments*	—	305,348,914	—	305,348,914
Total Investments	$—	$3,826,743,391	$—	$3,826,743,391
Collateral for Securities Loaned (Liability)	$—	$(305,135,218)	$—	$(305,135,218)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-231

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$3,826,743,391
Cash	2,017,669
Receivable for:
Investments sold	12,638,826
Fund shares sold	6,643,822
Interest	28,274,420
Prepaid expenses	28,578
Total Assets	3,876,346,706
Liabilities
Collateral for securities loaned	305,135,218
Payable for:
Investments purchased	17,230,323
Fund shares redeemed	2,487,551
Accrued Expenses:
Management fees	678,946
Distribution and service fees	175,514
Deferred trustees’ fees	213,379
Other expenses	520,982
Total Liabilities	326,441,913
Net Assets	$3,549,904,793
Net Assets Consist of:
Paid in surplus	$3,821,869,976
Distributable earnings (Accumulated losses)	(271,965,183)
Net Assets	$3,549,904,793
Net Assets
Class A	$2,729,397,940
Class B	490,220,012
Class E	32,646,102
Class G	297,640,739
Capital Shares Outstanding*
Class A	287,973,428
Class B	52,944,388
Class E	3,462,215
Class G	32,310,477
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.48
Class B	9.26
Class E	9.43
Class G	9.21

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $3,976,746,792.
(b)	Includes securities loaned at value of $367,813,820.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Interest (a)	$73,292,344
Securities lending income	320,799
Total investment income	73,613,143
Expenses
Management fees	4,427,640
Administration fees	78,570
Custodian and accounting fees	96,949
Distribution and service fees—Class B	620,725
Distribution and service fees—Class E	25,048
Distribution and service fees—Class G	450,849
Audit and tax services	37,071
Legal	22,722
Trustees’ fees and expenses	20,044
Shareholder reporting	66,791
Insurance	7,771
Miscellaneous	10,376
Total expenses	5,864,556
Less management fee waiver	(217,841)
Net expenses	5,646,715
Net Investment Income	67,966,428
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(13,462,073)
Net change in unrealized appreciation (depreciation) on investments	85,124,354
Net realized and unrealized gain (loss)	71,662,281
Net Increase (Decrease) in Net Assets From Operations	$139,628,709

(a)	Net of foreign withholding taxes of $2,274.
See accompanying notes to financial statements.
BHFTII-232

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$67,966,428	$64,523,475
Net realized gain (loss)	(13,462,073)	(26,311,257)
Net change in unrealized appreciation (depreciation)	85,124,354	(29,367,520)
Increase (decrease) in net assets from operations	139,628,709	8,844,698
From Distributions to Shareholders
Class A	(55,823,894)	(30,762,993)
Class B	(8,850,217)	(15,611,186)
Class E	(614,306)	(1,048,505)
Class G	(5,300,544)	(9,086,954)
Total distributions	(70,588,961)	(56,509,638)
Increase (decrease) in net assets from capital share transactions	(250,912,457)	1,863,807,073
Total increase (decrease) in net assets	(181,872,709)	1,816,142,133
Net Assets
Beginning of period	3,731,777,502	1,915,635,369
End of period	$3,549,904,793	$3,731,777,502

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	17,061,918	$162,217,074	209,594,018	$1,957,940,046
Reinvestments	5,964,091	55,823,894	3,354,743	30,762,993
Redemptions	(43,450,545)	(412,013,632)	(10,209,170)	(95,856,741)
Net increase (decrease)	(20,424,536)	$(193,972,664)	202,739,591	$1,892,846,298
Class B
Sales	927,513	$8,552,369	3,609,193	$33,014,352
Reinvestments	968,295	8,850,217	1,742,320	15,611,186
Redemptions	(5,740,872)	(53,083,761)	(8,242,317)	(75,641,582)
Net increase (decrease)	(3,845,064)	$(35,681,175)	(2,890,804)	$(27,016,044)
Class E
Sales	29,001	$270,811	296,501	$2,756,490
Reinvestments	65,983	614,306	114,968	1,048,505
Redemptions	(392,180)	(3,692,185)	(508,388)	(4,739,980)
Net increase (decrease)	(297,196)	$(2,807,068)	(96,919)	$(934,985)
Class G
Sales	829,713	$7,599,309	2,623,393	$23,899,736
Reinvestments	582,477	5,300,544	1,019,860	9,086,954
Redemptions	(3,410,916)	(31,351,403)	(3,730,610)	(34,074,886)
Net increase (decrease)	(1,998,726)	$(18,451,550)	(87,357)	$(1,088,196)
Increase (decrease) derived from capital shares transactions		$(250,912,457)		$1,863,807,073
See accompanying notes to financial statements.
BHFTII-233

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.31	$9.52	$9.32	$11.04	$11.55	$11.10
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.18	0.31	0.25	0.21	0.19	0.24
Net realized and unrealized gain (loss)	0.19	(0.23)	0.23	(1.65)	(0.41)	0.56
Total income (loss) from investment operations	0.37	0.08	0.48	(1.44)	(0.22)	0.80
Less Distributions
Distributions from net investment income	(0.20)	(0.29)	(0.28)	(0.28)	(0.29)	(0.35)
Total distributions	(0.20)	(0.29)	(0.28)	(0.28)	(0.29)	(0.35)
Net Asset Value, End of Period	$9.48	$9.31	$9.52	$9.32	$11.04	$11.55
Total Return (%) (b)	3.97 (c)	0.89	5.20	(13.09)	(1.93)	7.21
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.27 (d)	0.28	0.28	0.28	0.28	0.28
Net ratio of expenses to average net assets (%) (e)	0.26 (d)	0.28	0.28	0.27	0.27	0.27
Ratio of net investment income (loss) to average net assets (%)	3.90 (d)	3.26	2.67	2.13	1.69	2.12
Portfolio turnover rate (%)	10 (c)	20	17	15	28	34
Net assets, end of period (in millions)	$2,729.4	$2,871.0	$1,006.1	$1,091.7	$1,469.1	$1,613.2

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.09	$9.30	$9.10	$10.78	$11.29	$10.85
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.26	0.22	0.18	0.16	0.21
Net realized and unrealized gain (loss)	0.17	(0.20)	0.23	(1.61)	(0.41)	0.55
Total income (loss) from investment operations	0.34	0.06	0.45	(1.43)	(0.25)	0.76
Less Distributions
Distributions from net investment income	(0.17)	(0.27)	(0.25)	(0.25)	(0.26)	(0.32)
Total distributions	(0.17)	(0.27)	(0.25)	(0.25)	(0.26)	(0.32)
Net Asset Value, End of Period	$9.26	$9.09	$9.30	$9.10	$10.78	$11.29
Total Return (%) (b)	3.78 (c)	0.64	5.03	(13.31)	(2.22)	7.01
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.52 (d)	0.53	0.53	0.53	0.53	0.53
Net ratio of expenses to average net assets (%) (e)	0.51 (d)	0.53	0.53	0.52	0.52	0.52
Ratio of net investment income (loss) to average net assets (%)	3.65 (d)	2.88	2.42	1.87	1.44	1.88
Portfolio turnover rate (%)	10 (c)	20	17	15	28	34
Net assets, end of period (in millions)	$490.2	$515.9	$554.8	$566.9	$755.3	$793.0
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-234

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.25	$9.46	$9.26	$10.97	$11.48	$11.03
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.28	0.23	0.19	0.17	0.23
Net realized and unrealized gain (loss)	0.19	(0.21)	0.23	(1.64)	(0.41)	0.55
Total income (loss) from investment operations	0.36	0.07	0.46	(1.45)	(0.24)	0.78
Less Distributions
Distributions from net investment income	(0.18)	(0.28)	(0.26)	(0.26)	(0.27)	(0.33)
Total distributions	(0.18)	(0.28)	(0.26)	(0.26)	(0.27)	(0.33)
Net Asset Value, End of Period	$9.43	$9.25	$9.46	$9.26	$10.97	$11.48
Total Return (%) (b)	3.93 (c)	0.74	5.05	(13.25)	(2.08)	7.10
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.42 (d)	0.43	0.43	0.43	0.43	0.43
Net ratio of expenses to average net assets (%) (e)	0.41 (d)	0.43	0.43	0.42	0.42	0.42
Ratio of net investment income (loss) to average net assets (%)	3.75 (d)	2.99	2.52	1.98	1.54	1.98
Portfolio turnover rate (%)	10 (c)	20	17	15	28	34
Net assets, end of period (in millions)	$32.6	$34.8	$36.5	$37.6	$48.2	$49.7

	Class G
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.04	$9.25	$9.06	$10.73	$11.24	$10.81
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.26	0.21	0.18	0.15	0.20
Net realized and unrealized gain (loss)	0.18	(0.21)	0.23	(1.61)	(0.40)	0.54
Total income (loss) from investment operations	0.34	0.05	0.44	(1.43)	(0.25)	0.74
Less Distributions
Distributions from net investment income	(0.17)	(0.26)	(0.25)	(0.24)	(0.26)	(0.31)
Total distributions	(0.17)	(0.26)	(0.25)	(0.24)	(0.26)	(0.31)
Net Asset Value, End of Period	$9.21	$9.04	$9.25	$9.06	$10.73	$11.24
Total Return (%) (b)	3.75 (c)	0.61	4.90	(13.33)	(2.26)	6.89
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.57 (d)	0.58	0.58	0.58	0.58	0.58
Net ratio of expenses to average net assets (%) (e)	0.56 (d)	0.58	0.58	0.57	0.57	0.57
Ratio of net investment income (loss) to average net assets (%)	3.60 (d)	2.84	2.38	1.83	1.39	1.82
Portfolio turnover rate (%)	10 (c)	20	17	15	28	34
Net assets, end of period (in millions)	$297.6	$310.1	$318.2	$309.9	$383.5	$390.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-235

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—96.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.1%
ATI, Inc. (a)	54,382	$4,695,342
BWX Technologies, Inc.	35,220	5,073,793
Curtiss-Wright Corp.	14,530	7,098,632
Hexcel Corp.	30,998	1,751,077
Woodward, Inc.	22,938	5,621,874
		24,240,718
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. (a)	44,108	2,148,060
Automobile Components — 0.8%
Autoliv, Inc.	27,417	3,067,962
Gentex Corp. (b)	86,662	1,905,697
Goodyear Tire & Rubber Co. (a)	110,139	1,142,142
Lear Corp.	20,610	1,957,538
Visteon Corp. (a)	10,508	980,396
		9,053,735
Automobiles — 0.2%
Harley-Davidson, Inc. (b)	42,150	994,740
Thor Industries, Inc. (b)	20,510	1,821,493
		2,816,233
Banks — 6.4%
Associated Banc-Corp.	62,967	1,535,765
Bank OZK (b)	40,729	1,916,707
Cadence Bank	71,849	2,297,731
Columbia Banking System, Inc.	81,033	1,894,552
Comerica, Inc.	50,660	3,021,869
Commerce Bancshares, Inc.	46,807	2,909,991
Cullen/Frost Bankers, Inc.	24,783	3,185,607
East West Bancorp, Inc.	53,132	5,365,269
First Financial Bankshares, Inc.	49,631	1,785,723
First Horizon Corp.	195,539	4,145,427
Flagstar Financial, Inc. (b)	116,810	1,238,186
FNB Corp.	138,706	2,022,334
Glacier Bancorp, Inc. (b)	45,635	1,965,956
Hancock Whitney Corp.	33,015	1,895,061
Home BancShares, Inc.	70,794	2,014,797
International Bancshares Corp.	20,602	1,371,269
Old National Bancorp (b)	125,495	2,678,063
Pinnacle Financial Partners, Inc.	29,635	3,272,000
Prosperity Bancshares, Inc.	36,731	2,579,985
SouthState Corp.	37,952	3,492,723
Synovus Financial Corp.	53,589	2,773,231
Texas Capital Bancshares, Inc. (a)	17,695	1,404,983
UMB Financial Corp.	27,511	2,893,057
United Bankshares, Inc.	54,633	1,990,280
Valley National Bancorp	183,611	1,639,646
Webster Financial Corp.	64,852	3,540,919
Western Alliance Bancorp	42,021	3,276,798
Wintrust Financial Corp.	25,802	3,198,932
Zions Bancorp NA	56,889	2,954,815
		74,261,676
Security Description	Shares	Value
Beverages — 0.5%
Boston Beer Co., Inc. - Class A (a)	3,174	$605,631
Celsius Holdings, Inc. (a)	60,609	2,811,651
Coca-Cola Consolidated, Inc.	22,598	2,523,067
		5,940,349
Biotechnology — 2.1%
BioMarin Pharmaceutical, Inc. (a)	73,930	4,063,932
Cytokinetics, Inc. (a) (b)	46,039	1,521,128
Exelixis, Inc. (a)	105,129	4,633,561
Halozyme Therapeutics, Inc. (a)	47,502	2,471,054
Neurocrine Biosciences, Inc. (a)	38,152	4,795,325
Roivant Sciences Ltd. (a) (b)	162,294	1,829,053
Sarepta Therapeutics, Inc. (a)	37,886	647,851
United Therapeutics Corp. (a)	17,389	4,996,729
		24,958,633
Broadline Retail — 0.4%
Macy's, Inc.	107,391	1,252,179
Ollie's Bargain Outlet Holdings, Inc. (a)	23,671	3,119,364
		4,371,543
Building Products — 2.2%
AAON, Inc. (b)	26,034	1,920,007
Advanced Drainage Systems, Inc.	27,217	3,126,145
Carlisle Cos., Inc. (b)	16,636	6,211,882
Fortune Brands Innovations, Inc.	46,360	2,386,613
Owens Corning	32,788	4,509,006
Simpson Manufacturing Co., Inc.	16,125	2,504,374
Trex Co., Inc. (a) (b)	41,336	2,247,852
UFP Industries, Inc.	23,282	2,313,299
		25,219,178
Capital Markets — 3.7%
Affiliated Managers Group, Inc.	10,960	2,156,599
Carlyle Group, Inc.	82,139	4,221,945
Evercore, Inc. - Class A	13,860	3,742,477
Federated Hermes, Inc.	29,088	1,289,180
Hamilton Lane, Inc. - Class A	16,707	2,374,399
Houlihan Lokey, Inc.	20,736	3,731,443
Interactive Brokers Group, Inc. - Class A	168,016	9,309,766
Janus Henderson Group PLC	48,591	1,887,274
Jefferies Financial Group, Inc.	62,814	3,435,298
Morningstar, Inc.	10,261	3,221,236
SEI Investments Co. (b)	36,472	3,277,374
Stifel Financial Corp.	39,601	4,109,792
		42,756,783
Chemicals — 1.4%
Ashland, Inc.	17,615	885,682
Avient Corp.	35,286	1,140,091
Axalta Coating Systems Ltd. (a)	84,255	2,501,531
Cabot Corp.	20,710	1,553,250
NewMarket Corp.	2,910	2,010,403
Olin Corp.	44,385	891,695
RPM International, Inc.	49,507	5,437,849
See accompanying notes to financial statements.
BHFTII-236

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals—(Continued)
Scotts Miracle-Gro Co.	16,686	$1,100,608
Westlake Corp.	12,853	975,928
		16,497,037
Commercial Services & Supplies — 1.7%
Brink's Co.	16,191	1,445,694
Clean Harbors, Inc. (a)	19,416	4,488,591
MSA Safety, Inc.	15,153	2,538,582
RB Global, Inc.	71,392	7,581,117
Tetra Tech, Inc.	101,581	3,652,853
		19,706,837
Communications Equipment — 0.6%
Ciena Corp. (a)	54,797	4,456,640
Lumentum Holdings, Inc. (a) (b)	26,754	2,543,235
		6,999,875
Construction & Engineering — 3.2%
AECOM	51,002	5,756,086
API Group Corp. (a)	93,915	4,794,361
Comfort Systems USA, Inc.	13,569	7,275,833
EMCOR Group, Inc.	17,255	9,229,527
Fluor Corp. (a)	63,478	3,254,517
MasTec, Inc. (a)	23,634	4,027,942
Valmont Industries, Inc.	7,738	2,526,999
		36,865,265
Construction Materials — 0.4%
Eagle Materials, Inc. (b)	12,833	2,593,678
Knife River Corp. (a)	21,839	1,782,936
		4,376,614
Consumer Finance — 0.8%
Ally Financial, Inc.	106,575	4,151,096
FirstCash Holdings, Inc.	14,879	2,010,748
SLM Corp. (b)	80,900	2,652,711
		8,814,555
Consumer Staples Distribution & Retail — 3.2%
Albertsons Cos., Inc. - Class A	155,367	3,341,944
BJ's Wholesale Club Holdings, Inc. (a)	50,906	5,489,194
Casey's General Stores, Inc.	14,310	7,301,964
Maplebear, Inc. (a)	63,323	2,864,733
Performance Food Group Co. (a)	60,173	5,263,332
Sprouts Farmers Market, Inc. (a)	37,725	6,211,044
U.S. Foods Holding Corp. (a)	89,186	6,868,214
		37,340,425
Containers & Packaging — 1.3%
AptarGroup, Inc.	25,459	3,982,551
Crown Holdings, Inc.	44,357	4,567,884
Graphic Packaging Holding Co. (b)	116,327	2,451,010
Greif, Inc. - Class A	10,063	653,994
Silgan Holdings, Inc.	31,347	1,698,381
Security Description	Shares	Value
Containers & Packaging—(Continued)
Sonoco Products Co.	38,021	$1,656,195
		15,010,015
Diversified Consumer Services — 1.4%
Duolingo, Inc. (a)	15,136	6,206,063
Graham Holdings Co. - Class B	1,310	1,239,483
Grand Canyon Education, Inc. (a)	10,783	2,037,987
H&R Block, Inc.	51,611	2,832,928
Service Corp. International	54,879	4,467,150
		16,783,611
Diversified REITs — 0.5%
WP Carey, Inc.	84,415	5,265,808
Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc. (a)	85,859	3,125,268
Iridium Communications, Inc. (b)	41,695	1,257,938
		4,383,206
Electric Utilities — 0.9%
ALLETE, Inc.	22,321	1,430,107
IDACORP, Inc.	20,825	2,404,246
OGE Energy Corp.	77,613	3,444,465
Portland General Electric Co.	42,217	1,715,277
TXNM Energy, Inc.	35,720	2,011,750
		11,005,845
Electrical Equipment — 1.5%
Acuity, Inc. (b)	11,799	3,520,114
EnerSys	15,199	1,303,618
NEXTracker, Inc. - Class A (a)	55,400	3,012,098
nVent Electric PLC	63,467	4,648,958
Regal Rexnord Corp.	25,573	3,707,062
Sensata Technologies Holding PLC	56,395	1,698,053
		17,889,903
Electronic Equipment, Instruments & Components — 3.1%
Arrow Electronics, Inc. (a)	19,998	2,548,345
Avnet, Inc.	32,327	1,715,917
Belden, Inc.	15,226	1,763,171
Cognex Corp.	64,712	2,052,665
Coherent Corp. (a)	59,923	5,345,731
Crane NXT Co. (b)	19,018	1,025,070
Fabrinet (a) (b)	13,813	4,070,415
Flex Ltd. (a)	147,687	7,372,535
IPG Photonics Corp. (a)	10,166	697,896
Littelfuse, Inc.	9,528	2,160,283
Novanta, Inc. (a)	13,867	1,787,872
TD SYNNEX Corp. (b)	28,793	3,907,210
Vontier Corp.	57,015	2,103,854
		36,550,964
Energy Equipment & Services — 0.5%
ChampionX Corp.	73,799	1,833,167
NOV, Inc.	144,848	1,800,461
See accompanying notes to financial statements.
BHFTII-237

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Energy Equipment & Services—(Continued)
Valaris Ltd. (a)	25,205	$1,061,382
Weatherford International PLC	27,970	1,407,171
		6,102,181
Entertainment — 0.1%
Warner Music Group Corp. - Class A	56,239	1,531,950
Financial Services — 1.8%
Equitable Holdings, Inc.	117,152	6,572,227
Essent Group Ltd.	39,090	2,373,936
Euronet Worldwide, Inc. (a)	15,671	1,588,726
MGIC Investment Corp.	91,532	2,548,251
Shift4 Payments, Inc. - Class A (a) (b)	26,010	2,577,851
Voya Financial, Inc.	37,121	2,635,591
Western Union Co.	127,418	1,072,859
WEX, Inc. (a)	13,202	1,939,242
		21,308,683
Food Products — 0.9%
Darling Ingredients, Inc. (a)	60,970	2,313,202
Flowers Foods, Inc. (b)	75,696	1,209,622
Ingredion, Inc.	24,792	3,362,291
Lancaster Colony Corp.	7,440	1,285,409
Pilgrim's Pride Corp. (b)	15,539	698,944
Post Holdings, Inc. (a) (b)	17,399	1,897,013
		10,766,481
Gas Utilities — 1.1%
National Fuel Gas Co.	34,831	2,950,534
New Jersey Resources Corp.	38,693	1,734,220
ONE Gas, Inc. (b)	23,103	1,660,182
Southwest Gas Holdings, Inc.	23,287	1,732,320
Spire, Inc.	22,751	1,660,595
UGI Corp. (b)	82,667	3,010,732
		12,748,583
Ground Transportation — 1.4%
Avis Budget Group, Inc. (a) (b)	6,512	1,100,854
Knight-Swift Transportation Holdings, Inc.	62,470	2,763,048
Landstar System, Inc. (b)	13,472	1,872,878
Ryder System, Inc.	15,937	2,533,983
Saia, Inc. (a) (c)	10,268	2,813,329
XPO, Inc. (a) (b)	45,415	5,735,460
		16,819,552
Health Care Equipment & Supplies — 1.4%
Dentsply Sirona, Inc.	76,828	1,220,029
Envista Holdings Corp. (a)	65,337	1,276,685
Globus Medical, Inc. - Class A (a)	43,542	2,569,849
Haemonetics Corp. (a)	19,366	1,444,897
Lantheus Holdings, Inc. (a)	26,671	2,183,288
LivaNova PLC (a) (b)	21,019	946,275
Masimo Corp. (a) (b)	17,348	2,918,281
Penumbra, Inc. (a)	14,929	3,831,229
		16,390,533
Security Description	Shares	Value
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. (a) (b)	35,513	$805,790
Amedisys, Inc. (a)	12,625	1,242,174
Chemed Corp.	5,640	2,746,285
Encompass Health Corp.	38,857	4,765,034
Ensign Group, Inc. (b)	22,001	3,393,874
HealthEquity, Inc. (a)	33,396	3,498,565
Hims & Hers Health, Inc. (a) (b)	75,582	3,767,763
Option Care Health, Inc. (a)	63,124	2,050,267
Tenet Healthcare Corp. (a)	35,808	6,302,208
		28,571,960
Health Care REITs — 0.7%
Healthcare Realty Trust, Inc. (b)	135,474	2,148,618
Omega Healthcare Investors, Inc.	111,562	4,088,747
Sabra Health Care REIT, Inc. (b)	91,725	1,691,409
		7,928,774
Health Care Technology — 0.3%
Doximity, Inc. - Class A (a)	51,465	3,156,863
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	77,058	788,303
Hotels, Restaurants & Leisure — 3.3%
Aramark (b)	101,029	4,230,084
Boyd Gaming Corp.	23,535	1,841,143
Cava Group, Inc. (a)	31,657	2,666,469
Choice Hotels International, Inc. (b)	8,523	1,081,398
Churchill Downs, Inc.	27,845	2,812,345
Hilton Grand Vacations, Inc. (a) (b)	22,262	924,541
Hyatt Hotels Corp. - Class A	16,170	2,258,141
Light & Wonder, Inc. (a)	32,528	3,131,145
Marriott Vacations Worldwide Corp.	12,248	885,653
Planet Fitness, Inc. - Class A (a)	32,325	3,525,041
Texas Roadhouse, Inc.	25,575	4,793,011
Travel & Leisure Co.	25,603	1,321,371
Vail Resorts, Inc. (b)	14,394	2,261,729
Wendy's Co. (b)	62,182	710,119
Wingstop, Inc. (b)	10,757	3,622,312
Wyndham Hotels & Resorts, Inc.	29,683	2,410,556
		38,475,058
Household Durables — 1.7%
KB Home (b)	27,653	1,464,779
Somnigroup International, Inc. (b)	79,606	5,417,188
Taylor Morrison Home Corp. (a)	38,692	2,376,463
Toll Brothers, Inc.	38,333	4,374,945
TopBuild Corp. (a) (b)	10,955	3,546,572
Whirlpool Corp. (b)	21,438	2,174,242
		19,354,189
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc. (b)	22,216	1,860,812
Industrial REITs — 1.0%
EastGroup Properties, Inc.	20,216	3,378,498
See accompanying notes to financial statements.
BHFTII-238

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Industrial REITs—(Continued)
First Industrial Realty Trust, Inc.	51,039	$2,456,507
Rexford Industrial Realty, Inc. (b)	91,026	3,237,795
STAG Industrial, Inc.	71,941	2,610,019
		11,682,819
Insurance — 4.4%
American Financial Group, Inc.	27,689	3,494,629
Brighthouse Financial, Inc. (a) (d)	22,131	1,189,984
CNO Financial Group, Inc.	38,219	1,474,489
Fidelity National Financial, Inc.	100,580	5,638,515
First American Financial Corp.	39,668	2,435,218
Hanover Insurance Group, Inc.	13,846	2,352,020
Kemper Corp.	23,190	1,496,682
Kinsale Capital Group, Inc. (b)	8,537	4,131,054
Old Republic International Corp.	87,659	3,369,612
Primerica, Inc.	12,667	3,466,578
Reinsurance Group of America, Inc.	25,477	5,053,618
RenaissanceRe Holdings Ltd.	18,755	4,555,589
RLI Corp. (b)	32,194	2,325,051
Ryan Specialty Holdings, Inc. (b)	41,498	2,821,449
Selective Insurance Group, Inc.	23,428	2,030,036
Unum Group	61,839	4,994,118
		50,828,642
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc. (a)	100,168	1,013,700
IT Services — 1.0%
ASGN, Inc. (a) (b)	16,885	843,068
Kyndryl Holdings, Inc. (a)	89,704	3,763,980
Okta, Inc. (a)	64,441	6,442,167
		11,049,215
Leisure Products — 0.5%
Brunswick Corp.	25,320	1,398,677
Mattel, Inc. (a)	124,478	2,454,706
Polaris, Inc.	20,364	827,797
YETI Holdings, Inc. (a)	31,925	1,006,276
		5,687,456
Life Sciences Tools & Services — 1.6%
Avantor, Inc. (a)	262,693	3,535,848
Bio-Rad Laboratories, Inc. - Class A (a)	7,170	1,730,264
Bruker Corp.	42,643	1,756,892
Illumina, Inc. (a) (b)	61,025	5,822,395
Medpace Holdings, Inc. (a) (b)	9,086	2,851,732
Repligen Corp. (a)	20,143	2,505,386
Sotera Health Co. (a) (b)	59,090	657,081
		18,859,598
Machinery — 5.0%
AGCO Corp. (b)	23,864	2,461,810
Chart Industries, Inc. (a)	17,323	2,852,232
CNH Industrial NV	337,161	4,369,607
Crane Co.	18,841	3,577,717
Security Description	Shares	Value
Machinery—(Continued)
Donaldson Co., Inc.	46,074	$3,195,232
Esab Corp.	21,968	2,648,242
Flowserve Corp.	50,396	2,638,231
Graco, Inc.	64,430	5,539,047
ITT, Inc.	30,339	4,758,065
Lincoln Electric Holdings, Inc.	21,521	4,461,734
Middleby Corp. (a) (b)	20,617	2,968,848
Mueller Industries, Inc.	42,655	3,389,793
Oshkosh Corp.	24,816	2,817,609
RBC Bearings, Inc. (a)	12,084	4,649,923
Terex Corp.	25,288	1,180,697
Timken Co.	24,543	1,780,595
Toro Co.	38,480	2,719,766
Watts Water Technologies, Inc. - Class A	10,571	2,599,303
		58,608,451
Marine Transportation — 0.2%
Kirby Corp. (a)	21,627	2,452,718
Media — 0.6%
EchoStar Corp. - Class A (a) (b)	51,729	1,432,893
New York Times Co. - Class A	62,555	3,501,829
Nexstar Media Group, Inc.	10,925	1,889,479
		6,824,201
Metals & Mining — 2.0%
Alcoa Corp.	99,800	2,945,098
Carpenter Technology Corp.	19,190	5,303,732
Cleveland-Cliffs, Inc. (a)	186,877	1,420,265
Commercial Metals Co.	43,562	2,130,617
Reliance, Inc.	20,273	6,363,695
Royal Gold, Inc.	25,372	4,512,157
		22,675,564
Mortgage Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.	233,263	4,390,010
Starwood Property Trust, Inc. (b)	124,317	2,495,042
		6,885,052
Multi-Utilities — 0.2%
Black Hills Corp.	27,952	1,568,107
Northwestern Energy Group, Inc.	23,662	1,213,861
		2,781,968
Office REITs — 0.6%
COPT Defense Properties	43,425	1,197,662
Cousins Properties, Inc. (b)	64,730	1,943,842
Kilroy Realty Corp. (b)	41,037	1,407,979
Vornado Realty Trust	64,377	2,461,776
		7,011,259
Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp.	129,318	2,450,576
Antero Resources Corp. (a)	112,526	4,532,547
Chord Energy Corp.	22,265	2,156,365
See accompanying notes to financial statements.
BHFTII-239

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Civitas Resources, Inc.	32,834	$903,592
CNX Resources Corp. (a) (b)	55,791	1,879,041
DT Midstream, Inc. (b)	39,163	4,304,405
HF Sinclair Corp.	61,737	2,536,156
Matador Resources Co.	44,887	2,142,008
Murphy Oil Corp. (b)	51,716	1,163,610
Ovintiv, Inc.	100,159	3,811,050
PBF Energy, Inc. - Class A	37,894	821,163
Permian Resources Corp.	245,852	3,348,504
Range Resources Corp.	92,125	3,746,724
Viper Energy, Inc.	50,533	1,926,823
		35,722,564
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	23,876	2,053,097
Passenger Airlines — 0.4%
Alaska Air Group, Inc. (a)	46,797	2,315,516
American Airlines Group, Inc. (a)	254,243	2,852,606
		5,168,122
Personal Care Products — 0.5%
BellRing Brands, Inc. (a)	48,957	2,836,079
Coty, Inc. - Class A (a) (b)	141,233	656,733
elf Beauty, Inc. (a) (b)	21,742	2,705,575
		6,198,387
Pharmaceuticals — 0.3%
Jazz Pharmaceuticals PLC (a)	23,760	2,521,411
Perrigo Co. PLC	52,997	1,416,080
		3,937,491
Professional Services — 2.2%
CACI International, Inc. - Class A (a) (c)	8,478	4,041,463
Concentrix Corp. (b)	17,731	937,172
ExlService Holdings, Inc. (a)	62,719	2,746,465
Exponent, Inc.	19,564	1,461,626
FTI Consulting, Inc. (a)	12,982	2,096,593
Genpact Ltd.	62,021	2,729,544
Insperity, Inc.	13,780	828,454
KBR, Inc.	50,013	2,397,623
ManpowerGroup, Inc.	17,841	720,776
Maximus, Inc.	21,722	1,524,884
Parsons Corp. (a)	18,128	1,301,047
Paylocity Holding Corp. (a)	16,607	3,009,022
Science Applications International Corp. (b)	18,183	2,047,588
		25,842,257
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc. (a)	18,302	4,681,286
Residential REITs — 0.9%
American Homes 4 Rent - Class A	122,509	4,418,899
Equity LifeStyle Properties, Inc.	73,704	4,545,326
Security Description	Shares	Value
Residential REITs—(Continued)
Independence Realty Trust, Inc. (b)	89,971	$1,591,587
		10,555,812
Retail REITs — 1.0%
Agree Realty Corp. (b)	42,331	3,092,703
Brixmor Property Group, Inc.	117,987	3,072,381
Kite Realty Group Trust (b)	84,738	1,919,316
NNN REIT, Inc.	72,455	3,128,607
		11,213,007
Semiconductors & Semiconductor Equipment — 2.5%
Allegro MicroSystems, Inc. (a)	50,396	1,723,039
Amkor Technology, Inc.	43,810	919,572
Cirrus Logic, Inc. (a)	20,487	2,135,872
Entegris, Inc. (b)	58,365	4,707,137
Lattice Semiconductor Corp. (a) (b)	53,009	2,596,911
MACOM Technology Solutions Holdings, Inc. (a)	22,942	3,287,359
MKS, Inc. (b)	25,856	2,569,052
Onto Innovation, Inc. (a)	18,841	1,901,622
Power Integrations, Inc.	21,699	1,212,974
Rambus, Inc. (a)	41,407	2,650,876
Silicon Laboratories, Inc. (a)	12,557	1,850,400
Synaptics, Inc. (a)	14,859	963,161
Universal Display Corp. (b)	17,039	2,631,844
		29,149,819
Software — 3.5%
Appfolio, Inc. - Class A (a)	8,885	2,046,038
Bill Holdings, Inc. (a) (b)	36,539	1,690,294
Blackbaud, Inc. (a)	14,527	932,779
Commvault Systems, Inc. (a)	17,010	2,965,353
Docusign, Inc. (a)	78,065	6,080,483
Dolby Laboratories, Inc. - Class A	23,672	1,757,883
Dropbox, Inc. - Class A (a)	75,641	2,163,333
Dynatrace, Inc. (a)	115,578	6,381,061
Guidewire Software, Inc. (a)	32,337	7,613,747
Manhattan Associates, Inc. (a)	23,406	4,621,983
Pegasystems, Inc.	34,312	1,857,308
Qualys, Inc. (a)	14,004	2,000,751
		40,111,013
Specialized REITs — 1.5%
CubeSmart	87,876	3,734,730
EPR Properties	29,324	1,708,416
Gaming & Leisure Properties, Inc.	105,948	4,945,653
Lamar Advertising Co. - Class A	33,913	4,115,682
National Storage Affiliates Trust (b)	27,121	867,601
PotlatchDeltic Corp.	27,572	1,057,938
Rayonier, Inc.	54,047	1,198,762
		17,628,782
Specialty Retail — 3.6%
Abercrombie & Fitch Co. - Class A (a)	18,365	1,521,540
AutoNation, Inc. (a) (b)	9,592	1,905,451
Bath & Body Works, Inc.	82,114	2,460,135
See accompanying notes to financial statements.
BHFTII-240

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Burlington Stores, Inc. (a)	24,283	$5,649,197
Chewy, Inc. - Class A (a)	84,603	3,605,780
Dick's Sporting Goods, Inc.	21,775	4,307,313
Five Below, Inc. (a)	21,224	2,784,164
Floor & Decor Holdings, Inc. - Class A (a)	41,482	3,150,973
GameStop Corp. - Class A (a)	156,916	3,827,181
Gap, Inc.	85,657	1,868,179
Lithia Motors, Inc.	10,035	3,390,024
Murphy USA, Inc.	6,933	2,820,344
Penske Automotive Group, Inc.	7,142	1,227,067
RH (a) (b)	5,848	1,105,331
Valvoline, Inc. (a) (b)	49,002	1,855,706
		41,478,385
Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage, Inc. - Class A (a)	119,808	6,898,545
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd. (a)	45,454	804,536
Columbia Sportswear Co.	11,818	721,843
Crocs, Inc. (a) (b)	21,617	2,189,370
PVH Corp.	18,501	1,269,169
Skechers USA, Inc. - Class A (a)	50,226	3,169,261
Under Armour, Inc. - Class A (a)	72,791	497,163
Under Armour, Inc. - Class C (a)	49,376	320,450
VF Corp.	127,654	1,499,934
		10,471,726
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	14,682	3,412,831
Core & Main, Inc. - Class A (a) (b)	73,016	4,406,516
GATX Corp. (b)	13,763	2,113,446
MSC Industrial Direct Co., Inc. - Class A	17,184	1,460,984
Watsco, Inc.	13,449	5,939,347
WESCO International, Inc. (b)	17,121	3,170,809
		20,503,933
Water Utilities — 0.3%
Essential Utilities, Inc.	99,425	3,692,645
Total Common Stocks (Cost $876,882,842)		1,120,728,304

Investment Companies—1.8%
Exchange-Traded Funds — 1.8%
SPDR S&P MidCap 400 ETF Trust (b)	37,300	21,129,704
Total Investment Companies (Cost $20,303,443)		21,129,704

Short-Term Investments—1.6%
U.S. Treasury—1.6%
U.S. Treasury Bills
Zero Coupon, 07/01/25 (e)	1,175,000	1,175,000
3.976%, 07/24/25 (e)	2,000,000	1,994,678
Security Description	Principal Amount*/ Shares	Value
U.S. Treasury—(Continued)
U.S. Treasury Bills
4.030%, 07/24/25 (e)	16,000,000	$15,957,425
Total Short-Term Investments (Cost $19,127,496)		19,127,103

Securities Lending Reinvestments (f)—7.7%
Short-Term Investment Funds—0.3%
AB Government Money Market Portfolio, Institutional Class 4.170% (g)	510,000	510,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.260% (g)	2,992,937	2,992,937
		3,502,937

Certificates of Deposit—0.4%
Credit Agricole Corp. and Investment Bank
4.630%, SOFR + 0.240%, 12/03/25 (h)	1,000,000	999,697
Oversea-Chinese Banking Corp. Ltd.
4.620%, SOFR + 0.220%, 11/21/25 (h)	2,000,000	2,000,012
4.620%, SOFR + 0.220%, 12/15/25 (h)	1,000,000	999,983
Truist Bank
4.340%, 07/01/25	1,000,000	1,000,001
		4,999,693
Commercial Paper—0.1%
ANZ New Zealand International Ltd.
4.570%, SOFR + 0.180%, 08/20/25 (h)	1,000,000	1,000,010
Repurchase Agreements—6.3%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $10,001,225; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $10,200,000	10,000,000	10,000,000
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $5,000,619; collateralized by various Common Stock with an aggregate market value of $5,565,370	5,000,000	5,000,000
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $6,000,755; collateralized by various Common Stock with an aggregate market value of $6,678,444	6,000,000	6,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $4,000,487; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $4,080,496	4,000,000	4,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $3,074,710; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $3,136,702	3,000,000	3,000,000
See accompanying notes to financial statements.
BHFTII-241

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (f)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $6,818,289; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $6,953,810	6,817,459	$6,817,459
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $1,000,122; collateralized by various Common Stock with an aggregate market value of $1,100,000	1,000,000	1,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $4,875,615; collateralized by various Common Stock with an aggregate market value of $5,436,137	4,875,000	4,875,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $3,000,378; collateralized by various Common Stock with an aggregate market value of $3,345,315	3,000,000	3,000,000
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $9,007,980; collateralized by various Common Stock with an aggregate market value of $10,036,106	9,000,000	9,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $4,000,487; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $4,080,002	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $11,001,357; collateralized by various Common Stock with an aggregate market value of $12,238,807	11,000,000	11,000,000
Repurchase Agreement dated 06/30/25 at 4.520%, due on 07/01/25 with a maturity value of $2,875,361; collateralized by various Common Stock with an aggregate market value of $3,198,274	2,875,000	2,875,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $2,500,308; collateralized by various Common Stock with an aggregate market value of $2,750,338	2,500,000	2,500,000
		73,067,459
Security Description	Principal Amount*	Value
Time Deposits—0.6%
Banco Santander SA
4.320%, 07/01/25	2,000,000	$2,000,000
Credit Agricole Corp. and Investment Bank
4.320%, 07/01/25	2,000,000	2,000,000
First Abu Dhabi Bank USA NV
4.320%, 07/01/25	2,000,000	2,000,000
National Bank of Canada
4.400%, OBFR + 0.070%, 07/07/25 (h)	1,000,000	1,000,000
		7,000,000
Total Securities Lending Reinvestments (Cost $89,570,396)		89,570,099
Total Investments—107.6% (Cost $1,005,884,177)		1,250,555,210
Other assets and liabilities (net)—(7.6)%		(88,635,389)
Net Assets—100.0%		$1,161,919,821

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $115,000,535 and the collateral received consisted of cash in the amount of $89,570,396 and non-cash collateral with a value of $28,062,800. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2025, the market value of securities pledged was $3,276,750.
(d)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(g)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(h)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
Brighthouse Financial, Inc.	$1,171,167	$(128,299)	$44,965	$102,151	$1,189,984
See accompanying notes to financial statements.
BHFTII-242

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)

Security Description	Number of shares held at June 30, 2025
Brighthouse Financial, Inc.	22,131
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$98,609,843	$0	$181,247,821
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(78,010,507)	$—	$—	$—	$(78,010,507)
Investment Companies	(11,559,889)	—	—	—	(11,559,889)
Total Borrowings	$(89,570,396)	$—	$—	$—	$(89,570,396)
Gross amount of recognized liabilities for securities lending transactions					$(89,570,396)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P Midcap 400 Index E-Mini Futures	09/19/25	60	USD	18,753,000	$283,962
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$283,962

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$(1,924,572)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$1,512,805
See accompanying notes to financial statements.
BHFTII-243

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$18,275,700

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,120,728,304	$—	$—	$1,120,728,304
Total Investment Companies*	21,129,704	—	—	21,129,704
Total Short-Term Investments*	—	19,127,103	—	19,127,103
Securities Lending Reinvestments
Short-Term Investment Funds	3,502,937	—	—	3,502,937
Certificates of Deposit	—	4,999,693	—	4,999,693
Commercial Paper	—	1,000,010	—	1,000,010
Repurchase Agreements	—	73,067,459	—	73,067,459
Time Deposits	—	7,000,000	—	7,000,000
Total Securities Lending Reinvestments	3,502,937	86,067,162	—	89,570,099
Total Investments	$1,145,360,945	$105,194,265	$—	$1,250,555,210
Collateral for Securities Loaned (Liability)	$—	$(89,570,396)	$—	$(89,570,396)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$283,962	$—	$—	$283,962

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-244

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,249,365,226
Affiliated investments at value (c)	1,189,984
Cash	1,684
Receivable for:
Investments sold	340,572
Fund shares sold	1,104,479
Dividends	1,139,111
Prepaid expenses	9,524
Total Assets	1,253,150,580
Liabilities
Collateral for securities loaned	89,570,396
Payable for:
Fund shares redeemed	822,270
Variation margin on futures contracts	4,847
Accrued Expenses:
Management fees	234,959
Distribution and service fees	98,401
Deferred trustees’ fees	213,881
Other expenses	286,005
Total Liabilities	91,230,759
Net Assets	$1,161,919,821
Net Assets Consist of:
Paid in surplus	$878,823,652
Distributable earnings (Accumulated losses)	283,096,169
Net Assets	$1,161,919,821
Net Assets
Class A	$698,239,631
Class B	270,046,082
Class E	23,896,644
Class G	169,737,464
Capital Shares Outstanding*
Class A	42,551,632
Class B	16,945,301
Class E	1,479,148
Class G	10,840,221
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$16.41
Class B	15.94
Class E	16.16
Class G	15.66

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,005,032,145.
(b)	Includes securities loaned at value of $115,000,535.
(c)	Identified cost of affiliated investments was $852,032.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$9,277,701
Interest	387,736
Securities lending income	102,668
Total investment income	9,768,105
Expenses
Management fees	1,466,475
Administration fees	33,866
Custodian and accounting fees	34,251
Distribution and service fees—Class B	331,180
Distribution and service fees—Class E	17,934
Distribution and service fees—Class G	246,001
Audit and tax services	25,047
Legal	22,722
Trustees’ fees and expenses	20,044
Shareholder reporting	59,929
Insurance	4,417
Miscellaneous	80,790
Total expenses	2,342,656
Less management fee waiver	(21,467)
Net expenses	2,321,189
Net Investment Income	7,446,916
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	34,321,529
Affiliated investments	44,965
Futures contracts	(1,924,572)
Net realized gain (loss)	32,441,922
Net change in unrealized appreciation (depreciation) on:
Investments	(43,108,436)
Affiliated investments	102,151
Futures contracts	1,512,805
Net change in unrealized appreciation (depreciation)	(41,493,480)
Net realized and unrealized gain (loss)	(9,051,558)
Net Increase (Decrease) in Net Assets From Operations	$(1,604,642)

(a)	Net of foreign withholding taxes of $6,486.
See accompanying notes to financial statements.
BHFTII-245

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$7,446,916	$12,607,533
Net realized gain (loss)	32,441,922	91,091,522
Net change in unrealized appreciation (depreciation)	(41,493,480)	15,414,739
Increase (decrease) in net assets from operations	(1,604,642)	119,113,794
From Distributions to Shareholders
Class A	(62,029,605)	(35,215,117)
Class B	(22,732,010)	(18,681,100)
Class E	(2,010,921)	(1,683,790)
Class G	(14,451,236)	(11,063,244)
Total distributions	(101,223,772)	(66,643,251)
Increase (decrease) in net assets from capital share transactions	12,221,522	164,955,078
Total increase (decrease) in net assets	(90,606,892)	217,425,621
Net Assets
Beginning of period	1,252,526,713	1,035,101,092
End of period	$1,161,919,821	$1,252,526,713

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	1,512,624	$26,274,679	13,937,445	$263,703,175
Reinvestments	3,845,605	62,029,605	2,091,159	35,215,117
Redemptions	(5,919,040)	(99,931,766)	(4,696,019)	(83,431,547)
Net increase (decrease)	(560,811)	$(11,627,482)	11,332,585	$215,486,745
Class B
Sales	381,513	$6,203,528	470,394	$7,941,182
Reinvestments	1,451,597	22,732,010	1,139,091	18,681,100
Redemptions	(1,086,742)	(18,280,351)	(3,612,866)	(62,295,674)
Net increase (decrease)	746,368	$10,655,187	(2,003,381)	$(35,673,392)
Class E
Sales	19,458	$318,795	37,198	$643,607
Reinvestments	126,632	2,010,921	101,433	1,683,790
Redemptions	(122,111)	(2,060,384)	(320,849)	(5,609,111)
Net increase (decrease)	23,979	$269,332	(182,218)	$(3,281,714)
Class G
Sales	477,546	$7,718,054	469,761	$7,884,775
Reinvestments	939,002	14,451,236	685,455	11,063,244
Redemptions	(557,670)	(9,244,805)	(1,792,378)	(30,524,580)
Net increase (decrease)	858,878	$12,924,485	(637,162)	$(11,576,561)
Increase (decrease) derived from capital shares transactions		$12,221,522		$164,955,078
See accompanying notes to financial statements.
BHFTII-246

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.93	$16.88	$15.73	$22.29	$19.01	$18.27
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.23	0.22	0.23	0.21	0.21
Net realized and unrealized gain (loss)	(0.14)	1.99	2.20	(3.39)	4.36	1.85
Total income (loss) from investment operations	(0.02)	2.22	2.42	(3.16)	4.57	2.06
Less Distributions
Distributions from net investment income	(0.20)	(0.24)	(0.22)	(0.22)	(0.24)	(0.24)
Distributions from net realized capital gains	(1.30)	(0.93)	(1.05)	(3.18)	(1.05)	(1.08)
Total distributions	(1.50)	(1.17)	(1.27)	(3.40)	(1.29)	(1.32)
Net Asset Value, End of Period	$16.41	$17.93	$16.88	$15.73	$22.29	$19.01
Total Return (%) (b)	0.06 (c)	13.59	16.08	(13.26)	24.40	13.39
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.30 (d)	0.30	0.30	0.29	0.30	0.31
Net ratio of expenses to average net assets (%) (e)	0.29 (d)	0.30	0.30	0.29	0.29	0.31
Ratio of net investment income (loss) to average net assets (%)	1.37 (d)	1.31	1.37	1.31	1.00	1.33
Portfolio turnover rate (%)	8 (c)	38	26	22	33	31
Net assets, end of period (in millions)	$698.2	$773.2	$536.5	$502.7	$624.2	$553.3

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.44	$16.44	$15.35	$21.82	$18.64	$17.93
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.18	0.17	0.18	0.16	0.17
Net realized and unrealized gain (loss)	(0.13)	1.95	2.14	(3.31)	4.26	1.82
Total income (loss) from investment operations	(0.04)	2.13	2.31	(3.13)	4.42	1.99
Less Distributions
Distributions from net investment income	(0.16)	(0.20)	(0.17)	(0.16)	(0.19)	(0.20)
Distributions from net realized capital gains	(1.30)	(0.93)	(1.05)	(3.18)	(1.05)	(1.08)
Total distributions	(1.46)	(1.13)	(1.22)	(3.34)	(1.24)	(1.28)
Net Asset Value, End of Period	$15.94	$17.44	$16.44	$15.35	$21.82	$18.64
Total Return (%) (b)	(0.10) (c)	13.37	15.76	(13.44)	24.07	13.15
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.55 (d)	0.55	0.55	0.54	0.55	0.56
Net ratio of expenses to average net assets (%) (e)	0.54 (d)	0.55	0.55	0.54	0.54	0.56
Ratio of net investment income (loss) to average net assets (%)	1.12 (d)	1.03	1.12	1.06	0.75	1.08
Portfolio turnover rate (%)	8 (c)	38	26	22	33	31
Net assets, end of period (in millions)	$270.0	$282.4	$299.3	$287.3	$378.3	$370.5
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-247

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.66	$16.64	$15.52	$22.04	$18.81	$18.09
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.20	0.19	0.20	0.18	0.19
Net realized and unrealized gain (loss)	(0.13)	1.96	2.17	(3.35)	4.31	1.82
Total income (loss) from investment operations	(0.03)	2.16	2.36	(3.15)	4.49	2.01
Less Distributions
Distributions from net investment income	(0.17)	(0.21)	(0.19)	(0.19)	(0.21)	(0.21)
Distributions from net realized capital gains	(1.30)	(0.93)	(1.05)	(3.18)	(1.05)	(1.08)
Total distributions	(1.47)	(1.14)	(1.24)	(3.37)	(1.26)	(1.29)
Net Asset Value, End of Period	$16.16	$17.66	$16.64	$15.52	$22.04	$18.81
Total Return (%) (b)	0.01 (c)	13.43	15.91	(13.40)	24.23	13.21
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.45 (d)	0.45	0.45	0.44	0.45	0.46
Net ratio of expenses to average net assets (%) (e)	0.44 (d)	0.45	0.45	0.44	0.44	0.46
Ratio of net investment income (loss) to average net assets (%)	1.22 (d)	1.13	1.22	1.16	0.85	1.18
Portfolio turnover rate (%)	8 (c)	38	26	22	33	31
Net assets, end of period (in millions)	$23.9	$25.7	$27.3	$26.8	$35.4	$33.1

	Class G
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.16	$16.20	$15.14	$21.59	$18.46	$17.78
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.17	0.16	0.17	0.14	0.16
Net realized and unrealized gain (loss)	(0.14)	1.91	2.12	(3.28)	4.23	1.79
Total income (loss) from investment operations	(0.05)	2.08	2.28	(3.11)	4.37	1.95
Less Distributions
Distributions from net investment income	(0.15)	(0.19)	(0.17)	(0.16)	(0.19)	(0.19)
Distributions from net realized capital gains	(1.30)	(0.93)	(1.05)	(3.18)	(1.05)	(1.08)
Total distributions	(1.45)	(1.12)	(1.22)	(3.34)	(1.24)	(1.27)
Net Asset Value, End of Period	$15.66	$17.16	$16.20	$15.14	$21.59	$18.46
Total Return (%) (b)	(0.13) (c)	13.28	15.76	(13.50)	24.01	13.07
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.60 (d)	0.60	0.60	0.59	0.60	0.61
Net ratio of expenses to average net assets (%) (e)	0.59 (d)	0.60	0.60	0.59	0.59	0.61
Ratio of net investment income (loss) to average net assets (%)	1.07 (d)	0.98	1.07	1.01	0.70	1.03
Portfolio turnover rate (%)	8 (c)	38	26	22	33	31
Net assets, end of period (in millions)	$169.7	$171.2	$172.0	$153.9	$192.4	$168.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-248

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Australia — 6.7%
ANZ Group Holdings Ltd.	223,872	$4,278,619
APA Group	108,344	580,124
Aristocrat Leisure Ltd.	41,701	1,781,250
ASX Ltd.	16,369	748,391
BHP Group Ltd.	380,571	9,107,926
BlueScope Steel Ltd.	37,152	565,702
Brambles Ltd.	98,570	1,512,985
CAR Group Ltd.	30,249	741,899
Cochlear Ltd.	5,081	1,000,424
Coles Group Ltd.	106,895	1,460,098
Commonwealth Bank of Australia	126,821	15,356,383
Computershare Ltd.	41,509	1,085,250
Evolution Mining Ltd.	152,348	791,208
Fortescue Ltd.	135,062	1,353,420
Glencore PLC (a)	769,562	2,991,558
Goodman Group (REIT)	155,819	3,497,151
Insurance Australia Group Ltd.	183,571	1,086,433
Lottery Corp. Ltd.	131,594	459,682
Macquarie Group Ltd.	27,718	4,155,594
Medibank Pvt Ltd.	169,789	562,788
National Australia Bank Ltd.	235,562	6,076,842
Northern Star Resources Ltd.	106,856	1,316,050
Origin Energy Ltd.	118,137	835,464
Pro Medicus Ltd.	3,760	702,612
Qantas Airways Ltd.	38,249	269,254
QBE Insurance Group Ltd.	108,968	1,670,572
REA Group Ltd.	4,461	703,158
Rio Tinto Ltd.	27,758	1,949,027
Rio Tinto PLC	85,580	4,978,605
Santos Ltd.	252,081	1,262,848
Scentre Group (REIT)	409,710	958,860
SGH Ltd.	17,180	608,861
Sigma Healthcare Ltd.	351,612	688,162
Sonic Healthcare Ltd.	38,529	676,489
South32 Ltd.	343,721	656,091
Stockland (REIT)	146,042	514,412
Suncorp Group Ltd.	84,009	1,189,841
Telstra Group Ltd.	318,562	1,010,467
Transurban Group	240,385	2,203,968
Vicinity Ltd. (REIT)	200,725	326,163
Washington H Soul Pattinson & Co. Ltd.	19,808	545,908
Wesfarmers Ltd.	87,536	4,862,209
Westpac Banking Corp.	262,620	5,828,178
WiseTech Global Ltd.	15,261	1,090,639
Woodside Energy Group Ltd.	147,598	2,265,042
Woolworths Group Ltd.	89,639	1,827,690
		98,134,297
Austria — 0.2%
Erste Group Bank AG	23,803	2,016,100
Mondi PLC	37,265	607,543
OMV AG	8,435	456,948
Verbund AG (b)	5,416	414,505
		3,495,096
Security Description	Shares	Value
Belgium — 0.8%
Ageas SA	12,134	$816,473
Anheuser-Busch InBev SA	74,890	5,131,031
D'ieteren Group	1,814	388,142
Elia Group SA	3,719	426,577
Groupe Bruxelles Lambert NV	4,622	392,028
KBC Group NV	17,289	1,772,117
Lotus Bakeries NV	34	326,415
Sofina SA	887	291,354
Syensqo SA	6,257	482,393
UCB SA	9,595	1,878,473
		11,905,003
Brazil — 0.0%
Yara International ASA	13,978	514,286
Chile — 0.1%
Antofagasta PLC	33,291	825,748
China — 0.6%
BOC Hong Kong Holdings Ltd.	294,465	1,280,905
Prosus NV (a)	99,132	5,533,734
SITC International Holdings Co. Ltd.	113,000	362,722
Wharf Holdings Ltd.	88,000	268,366
Wilmar International Ltd.	162,200	365,359
Yangzijiang Shipbuilding Holdings Ltd.	218,000	380,355
		8,191,441
Denmark — 2.2%
AP Moller - Maersk AS - Class A (b)	247	454,567
AP Moller - Maersk AS - Class B	278	516,444
Carlsberg AS - Class B (b)	7,386	1,044,062
Coloplast AS - Class B	9,893	938,273
Danske Bank AS	50,575	2,054,821
Demant AS (a)	5,755	239,497
DSV AS	15,399	3,686,303
Genmab AS (a)	4,399	907,090
Novo Nordisk AS - Class B	244,009	16,967,385
Novonesis (Novozymes) - B Shares	28,025	2,005,377
Orsted AS (a)	13,763	588,885
Pandora AS	6,213	1,086,729
Rockwool AS - B Shares	5,710	266,213
Tryg AS	28,621	737,524
Vestas Wind Systems AS	79,214	1,186,152
		32,679,322
Finland — 1.0%
Elisa OYJ	10,776	598,158
Fortum OYJ	33,990	634,874
Kesko OYJ - B Shares	23,058	567,208
Kone OYJ - Class B	26,277	1,724,552
Metso OYJ	52,500	677,577
Neste OYJ	35,716	480,276
Nokia OYJ	375,601	1,935,514
Nordea Bank Abp	229,600	3,402,211
Orion OYJ - Class B	6,160	462,058
Sampo OYJ - A Shares	188,225	2,018,476
See accompanying notes to financial statements.
BHFTII-249

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Finland — (Continued)
Stora Enso OYJ - R Shares (b)	49,143	$530,960
UPM-Kymmene OYJ	42,450	1,154,946
Wartsila OYJ Abp	39,453	929,150
		15,115,960
France — 9.3%
Accor SA	16,454	857,797
Aeroports de Paris SA	2,924	365,719
Air Liquide SA	43,776	9,010,269
Airbus SE	44,757	9,332,523
Alstom SA (a)	29,221	680,785
Amundi SA	5,183	418,680
Arkema SA	3,712	273,073
AXA SA	134,583	6,591,901
BioMerieux	3,497	482,251
BNP Paribas SA	76,455	6,862,273
Bollore SE	60,197	376,941
Bouygues SA	16,008	722,125
Bureau Veritas SA	21,102	725,456
Capgemini SE	11,893	2,028,511
Carrefour SA	45,789	643,261
Cie de Saint-Gobain SA	34,553	4,050,599
Cie Generale des Etablissements Michelin SCA	51,684	1,916,433
Covivio SA (REIT)	3,163	199,020
Credit Agricole SA	79,036	1,492,087
Danone SA	49,447	4,025,914
Dassault Aviation SA	1,308	461,876
Dassault Systemes SE	51,643	1,865,442
Edenred SE	21,071	651,256
Eiffage SA	4,800	672,698
Engie SA	133,596	3,135,032
EssilorLuxottica SA	22,409	6,134,559
Eurazeo SE	2,867	204,164
FDJ UNITED	6,401	250,331
Gecina SA (REIT)	3,884	425,867
Getlink SE	25,538	491,838
Hermes International SCA	2,389	6,458,822
Ipsen SA	3,184	378,287
Kering SA	5,313	1,154,958
Klepierre SA (REIT)	18,163	717,127
Legrand SA	20,348	2,708,495
L'Oreal SA	18,217	7,773,023
LVMH Moet Hennessy Louis Vuitton SE	20,827	10,884,725
Orange SA	142,603	2,169,330
Pernod Ricard SA	15,194	1,512,461
Publicis Groupe SA	17,290	1,945,083
Renault SA	12,566	577,898
Rexel SA	19,105	587,519
Safran SA	27,005	8,764,474
Sartorius Stedim Biotech	2,465	587,880
Societe Generale SA	52,621	3,004,700
Sodexo SA	7,469	458,053
Teleperformance SE	4,592	444,323
Thales SA	7,256	2,130,208
TotalEnergies SE	154,791	9,487,636
Unibail-Rodamco-Westfield (REIT) (a)	10,001	953,754
Security Description	Shares	Value
France — (Continued)
Veolia Environnement SA	47,155	$1,676,291
Vinci SA	37,609	5,532,216
		135,255,944
Germany — 9.8%
adidas AG	13,206	3,067,592
Allianz SE	29,188	11,784,936
BASF SE	67,508	3,318,212
Bayer AG	74,897	2,244,321
Bayerische Motoren Werke AG	21,938	1,942,198
Beiersdorf AG	6,955	870,601
Brenntag SE	9,903	653,606
Commerzbank AG	65,160	2,048,771
Continental AG	7,024	610,798
Covestro AG (a)	15,956	1,134,289
CTS Eventim AG & Co. KGaA	5,250	651,516
Daimler Truck Holding AG	37,206	1,754,829
Deutsche Bank AG	142,970	4,226,983
Deutsche Boerse AG	14,022	4,559,482
Deutsche Lufthansa AG	50,511	425,588
Deutsche Post AG	74,141	3,415,273
Deutsche Telekom AG	261,814	9,552,215
E.ON SE	170,188	3,122,753
Evonik Industries AG	21,638	444,498
Fresenius Medical Care AG	17,340	990,748
Fresenius SE & Co. KGaA	31,193	1,563,316
GEA Group AG	10,150	707,586
Hannover Rueck SE	4,458	1,397,939
Heidelberg Materials AG	10,492	2,456,449
Henkel AG & Co. KGaA	8,773	633,322
Infineon Technologies AG	99,362	4,213,207
Knorr-Bremse AG	6,124	589,850
LEG Immobilien SE	6,287	555,844
Mercedes-Benz Group AG	53,674	3,129,529
Merck KGaA	9,517	1,228,169
MTU Aero Engines AG	3,792	1,680,422
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,028	6,480,878
Nemetschek SE	4,875	704,110
Rational AG	432	361,049
Rheinmetall AG	3,374	7,113,575
RWE AG	47,801	1,990,615
SAP SE	79,115	23,982,022
Scout24 SE	4,878	670,351
Siemens AG	57,581	14,716,687
Siemens Energy AG (a)	51,475	5,927,876
Siemens Healthineers AG	25,639	1,417,319
Symrise AG	9,551	999,390
Talanx AG	5,450	703,276
Vonovia SE	53,072	1,862,906
Zalando SE (a)	18,936	621,281
		142,526,177
Hong Kong — 1.8%
AIA Group Ltd.	808,000	7,266,115
CK Asset Holdings Ltd.	145,940	644,216
CK Infrastructure Holdings Ltd.	53,000	350,957
See accompanying notes to financial statements.
BHFTII-250

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
CLP Holdings Ltd.	124,377	$1,047,701
Futu Holdings Ltd. (ADR)	4,700	580,873
Hang Seng Bank Ltd.	59,100	886,692
Henderson Land Development Co. Ltd.	122,311	428,420
HKT Trust & HKT Ltd.	184,980	276,243
Hong Kong & China Gas Co. Ltd.	657,531	552,468
Hong Kong Exchanges & Clearing Ltd.	92,800	4,965,272
Hongkong Land Holdings Ltd.	93,100	537,574
Jardine Matheson Holdings Ltd.	12,400	596,112
Link REIT (REIT) (b)	200,949	1,071,235
MTR Corp. Ltd.	131,500	472,817
Power Assets Holdings Ltd.	107,049	688,029
Prudential PLC	192,843	2,416,977
Sino Land Co. Ltd.	137,600	146,448
Sun Hung Kai Properties Ltd.	115,250	1,323,350
Swire Pacific Ltd. - Class A	34,817	298,625
Techtronic Industries Co. Ltd.	111,000	1,222,717
WH Group Ltd.	439,000	422,792
Wharf Real Estate Investment Co. Ltd.	140,976	399,227
		26,594,860
Ireland — 0.5%
AerCap Holdings NV	14,500	1,696,500
AIB Group PLC	173,600	1,423,219
Bank of Ireland Group PLC	78,700	1,119,145
Kerry Group PLC - Class A	12,505	1,376,176
Kingspan Group PLC	10,806	915,736
		6,530,776
Israel — 0.8%
Azrieli Group Ltd.	2,906	267,810
Bank Hapoalim BM	100,118	1,923,216
Bank Leumi Le-Israel BM	108,993	2,028,645
Check Point Software Technologies Ltd. (a)	6,800	1,504,500
Elbit Systems Ltd.	1,793	797,445
ICL Group Ltd.	54,671	374,643
Israel Discount Bank Ltd. - Class A	93,151	929,083
Mizrahi Tefahot Bank Ltd.	13,084	853,271
Nice Ltd. (a)	4,931	835,801
Teva Pharmaceutical Industries Ltd. (ADR) (a)	82,053	1,375,208
Wix.com Ltd. (a)	4,500	713,070
		11,602,692
Italy — 3.1%
Banca Mediolanum SpA	17,400	298,743
Banco BPM SpA (b)	91,400	1,063,904
BPER Banca SpA	83,900	760,253
Coca-Cola HBC AG	16,517	856,066
Davide Campari-Milano NV (b)	51,973	348,436
Enel SpA	612,377	5,791,935
Eni SpA	163,579	2,640,235
Ferrari NV	9,742	4,759,480
FinecoBank Banca Fineco SpA	42,420	938,281
Generali	65,586	2,326,419
Infrastrutture Wireless Italiane SpA	28,372	345,750
Intesa Sanpaolo SpA	1,132,794	6,507,052
Security Description	Shares	Value
Italy — (Continued)
Leonardo SpA	30,400	$1,708,350
Mediobanca Banca di Credito Finanziario SpA (b)	42,192	977,837
Moncler SpA	18,560	1,056,009
Nexi SpA	41,057	244,639
Poste Italiane SpA (b)	38,593	826,494
Prysmian SpA	22,819	1,603,581
Recordati Industria Chimica e Farmaceutica SpA	8,827	553,431
Ryanair Holdings PLC	64,400	1,815,650
Snam SpA (b)	137,329	831,209
Telecom Italia SpA (a)	829,221	407,589
Terna - Rete Elettrica Nazionale (b)	98,873	1,013,464
UniCredit SpA	104,870	7,009,151
Unipol Assicurazioni SpA	28,100	555,197
		45,239,155
Japan — 21.1%
Advantest Corp.	57,300	4,231,614
Aeon Co. Ltd.	58,000	1,773,464
AGC, Inc. (b)	16,600	484,231
Aisin Corp.	44,999	572,297
Ajinomoto Co., Inc.	65,400	1,740,145
ANA Holdings, Inc.	8,100	158,256
Asahi Group Holdings Ltd.	107,400	1,433,017
Asahi Kasei Corp.	78,100	553,088
Asics Corp.	49,000	1,247,925
Astellas Pharma, Inc.	133,500	1,305,040
Bandai Namco Holdings, Inc.	44,500	1,588,177
Bridgestone Corp. (b)	43,500	1,770,957
Canon, Inc. (b)	73,100	2,110,837
Capcom Co. Ltd.	22,700	772,614
Central Japan Railway Co.	56,600	1,263,825
Chiba Bank Ltd.	46,700	429,006
Chubu Electric Power Co., Inc.	54,600	673,136
Chugai Pharmaceutical Co. Ltd.	49,200	2,564,026
Concordia Financial Group Ltd.	89,000	573,790
Dai Nippon Printing Co. Ltd.	32,900	497,148
Daifuku Co. Ltd.	27,300	703,564
Dai-ichi Life Holdings, Inc.	274,600	2,069,387
Daiichi Sankyo Co. Ltd.	131,599	3,055,036
Daikin Industries Ltd.	20,600	2,426,238
Daito Trust Construction Co. Ltd.	5,000	543,343
Daiwa House Industry Co. Ltd.	41,700	1,432,240
Daiwa Securities Group, Inc.	83,500	592,066
Denso Corp.	145,100	1,950,931
Dentsu Group, Inc. (b)	17,200	380,490
Disco Corp.	7,000	2,064,912
East Japan Railway Co.	67,100	1,443,693
Eisai Co. Ltd.	21,300	609,993
ENEOS Holdings, Inc.	206,900	1,018,076
FANUC Corp.	73,100	1,982,407
Fast Retailing Co. Ltd.	14,300	4,885,307
Fuji Electric Co. Ltd.	11,400	521,806
FUJIFILM Holdings Corp.	84,800	1,837,068
Fujikura Ltd.	17,000	890,588
Fujitsu Ltd.	131,500	3,185,199
Hankyu Hanshin Holdings, Inc.	19,400	525,691
See accompanying notes to financial statements.
BHFTII-251

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Hikari Tsushin, Inc.	1,500	$440,776
Hitachi Ltd.	347,000	10,021,569
Honda Motor Co. Ltd.	318,500	3,061,863
Hoshizaki Corp.	9,200	316,965
Hoya Corp.	26,400	3,124,527
Hulic Co. Ltd. (b)	38,200	383,442
Idemitsu Kosan Co. Ltd.	49,440	298,268
IHI Corp.	11,000	1,190,677
Inpex Corp. (b)	72,100	1,008,578
Isuzu Motors Ltd.	44,200	557,894
ITOCHU Corp.	91,600	4,799,358
Japan Airlines Co. Ltd.	11,900	241,673
Japan Exchange Group, Inc.	65,600	663,156
Japan Post Bank Co. Ltd.	133,400	1,435,686
Japan Post Holdings Co. Ltd.	122,900	1,130,945
Japan Post Insurance Co. Ltd.	16,300	366,493
Japan Tobacco, Inc. (b)	93,500	2,744,476
JFE Holdings, Inc.	48,700	563,588
Kajima Corp.	33,600	872,798
Kansai Electric Power Co., Inc.	78,100	921,448
Kao Corp. (b)	34,900	1,557,331
Kawasaki Kisen Kaisha Ltd.	20,000	281,566
KDDI Corp.	235,800	4,038,785
Keyence Corp.	14,500	5,804,575
Kikkoman Corp.	57,500	531,221
Kirin Holdings Co. Ltd.	52,800	737,146
Kobe Bussan Co. Ltd.	9,200	285,293
Komatsu Ltd.	70,900	2,313,650
Konami Group Corp.	7,100	1,117,768
Kubota Corp. (b)	80,100	895,331
Kyocera Corp.	92,000	1,101,214
Kyowa Kirin Co. Ltd.	15,300	261,511
Lasertec Corp. (b)	6,800	913,431
LY Corp.	226,400	831,171
M3, Inc.	37,500	513,491
Makita Corp.	20,200	619,268
Marubeni Corp.	103,500	2,076,421
MatsukiyoCocokara & Co.	29,000	595,746
MEIJI Holdings Co. Ltd.	19,900	438,981
Minebea Mitsumi, Inc.	30,800	448,979
Mitsubishi Chemical Group Corp.	114,800	599,998
Mitsubishi Corp.	258,799	5,152,408
Mitsubishi Electric Corp.	143,400	3,087,576
Mitsubishi Estate Co. Ltd.	82,700	1,542,606
Mitsubishi HC Capital, Inc.	68,400	502,929
Mitsubishi Heavy Industries Ltd.	246,400	6,155,870
Mitsubishi UFJ Financial Group, Inc.	863,788	11,790,640
Mitsui & Co. Ltd.	186,434	3,786,910
Mitsui Fudosan Co. Ltd.	202,900	1,954,136
Mitsui OSK Lines Ltd.	23,600	784,539
Mizuho Financial Group, Inc.	180,950	4,966,224
MonotaRO Co. Ltd.	21,300	419,156
MS&AD Insurance Group Holdings, Inc.	100,100	2,226,052
Murata Manufacturing Co. Ltd.	131,800	1,943,640
NEC Corp.	93,100	2,718,468
Nexon Co. Ltd. (b)	28,500	571,833
Security Description	Shares	Value
Japan — (Continued)
NIDEC Corp.	59,800	$1,154,017
Nintendo Co. Ltd.	83,200	7,955,986
Nippon Building Fund, Inc. (REIT) (b)	648	595,976
Nippon Paint Holdings Co. Ltd.	80,300	642,824
Nippon Sanso Holdings Corp.	14,700	554,162
Nippon Steel Corp.	69,900	1,322,338
Nippon Telegraph & Telephone Corp.	2,135,900	2,274,024
Nippon Yusen KK	33,100	1,184,751
Nissan Motor Co. Ltd. (a) (b)	120,400	291,558
Nissin Foods Holdings Co. Ltd.	17,000	352,526
Nitori Holdings Co. Ltd.	6,800	655,625
Nitto Denko Corp.	48,900	940,227
Nomura Holdings, Inc.	222,800	1,458,725
Nomura Research Institute Ltd.	26,900	1,077,653
NTT Data Group Corp.	18,780	517,746
Obayashi Corp.	42,100	635,159
Obic Co. Ltd.	22,000	854,635
Olympus Corp.	85,200	1,007,865
Omron Corp.	14,900	401,561
Ono Pharmaceutical Co. Ltd.	23,900	258,275
Oracle Corp. Japan	3,300	392,569
Oriental Land Co. Ltd.	82,700	1,900,324
ORIX Corp.	88,300	1,984,930
Osaka Gas Co. Ltd.	23,500	599,583
Otsuka Corp.	19,300	391,804
Otsuka Holdings Co. Ltd.	33,900	1,673,285
Pan Pacific International Holdings Corp.	26,000	890,910
Panasonic Holdings Corp.	181,300	1,941,713
Rakuten Group, Inc. (a)	91,800	503,729
Recruit Holdings Co. Ltd.	104,900	6,157,620
Renesas Electronics Corp.	130,500	1,601,069
Resona Holdings, Inc.	154,200	1,411,001
Ricoh Co. Ltd.	46,500	437,678
Sanrio Co. Ltd.	14,000	675,136
SBI Holdings, Inc.	23,011	797,016
SCREEN Holdings Co. Ltd.	7,000	566,699
SCSK Corp.	11,700	351,255
Secom Co. Ltd.	30,200	1,083,553
Sekisui Chemical Co. Ltd.	32,000	576,742
Sekisui House Ltd.	46,100	1,013,482
Seven & i Holdings Co. Ltd.	161,500	2,596,797
SG Holdings Co. Ltd. (b)	19,500	216,860
Shimadzu Corp. (b)	20,100	496,981
Shimano, Inc.	5,900	853,784
Shin-Etsu Chemical Co. Ltd.	138,700	4,556,640
Shionogi & Co. Ltd.	52,200	939,032
Shiseido Co. Ltd. (b)	33,900	601,584
SMC Corp.	4,300	1,543,812
SoftBank Corp.	2,144,700	3,304,247
SoftBank Group Corp.	73,700	5,327,345
Sompo Holdings, Inc.	65,997	1,971,185
Sony Group Corp.	465,100	12,087,997
Subaru Corp.	40,300	698,047
Sumitomo Corp.	80,200	2,060,433
Sumitomo Electric Industries Ltd.	54,134	1,150,595
Sumitomo Metal Mining Co. Ltd. (b)	20,900	511,898
See accompanying notes to financial statements.
BHFTII-252

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Sumitomo Mitsui Financial Group, Inc.	277,200	$6,928,241
Sumitomo Mitsui Trust Group, Inc.	47,152	1,246,119
Sumitomo Realty & Development Co. Ltd.	24,200	930,176
Suntory Beverage & Food Ltd.	11,800	376,572
Suzuki Motor Corp.	117,300	1,408,826
Sysmex Corp.	42,600	739,040
T&D Holdings, Inc.	33,000	719,628
Taisei Corp.	10,600	615,019
Takeda Pharmaceutical Co. Ltd.	121,048	3,725,206
TDK Corp.	146,200	1,704,776
Terumo Corp.	102,300	1,872,022
TIS, Inc.	18,000	601,831
Toho Co. Ltd.	9,500	559,633
Tokio Marine Holdings, Inc.	139,200	5,854,208
Tokyo Electron Ltd.	34,000	6,471,494
Tokyo Gas Co. Ltd.	22,700	752,361
Tokyo Metro Co. Ltd.	24,000	278,694
Tokyu Corp.	42,400	502,348
TOPPAN Holdings, Inc.	20,300	549,241
Toray Industries, Inc.	89,200	607,407
Toyota Industries Corp.	12,100	1,359,223
Toyota Motor Corp.	718,000	12,295,633
Toyota Tsusho Corp.	49,300	1,110,139
Trend Micro, Inc.	8,200	564,718
Unicharm Corp. (b)	91,500	660,705
West Japan Railway Co.	37,200	850,309
Yakult Honsha Co. Ltd. (b)	21,800	408,850
Yamaha Motor Co. Ltd. (b)	71,200	529,390
Yokogawa Electric Corp.	19,400	515,367
Zensho Holdings Co. Ltd.	8,000	483,082
ZOZO, Inc.	30,100	323,944
		309,117,842
Luxembourg — 0.1%
ArcelorMittal SA	33,175	1,044,946
CVC Capital Partners PLC	17,917	365,618
Eurofins Scientific SE	8,354	593,233
		2,003,797
Macau — 0.1%
Galaxy Entertainment Group Ltd.	166,000	738,648
Sands China Ltd. (a)	204,800	427,348
		1,165,996
Netherlands — 4.1%
ABN AMRO Bank NV	31,062	847,520
Adyen NV (a)	1,909	3,492,933
Aegon Ltd.	100,179	723,127
Akzo Nobel NV	11,505	802,350
Argenx SE (a)	4,681	2,571,691
ASM International NV	3,623	2,311,610
ASML Holding NV	29,838	23,806,540
ASR Nederland NV	10,316	682,805
BE Semiconductor Industries NV	6,508	970,838
Euronext NV	5,623	958,839
EXOR NV	6,328	635,937
Security Description	Shares	Value
Netherlands — (Continued)
Heineken Holding NV	10,942	$813,240
Heineken NV	21,067	1,838,144
IMCD NV	4,811	645,212
ING Groep NV	237,194	5,187,065
JDE Peet's NV	13,985	398,222
Koninklijke Ahold Delhaize NV	68,712	2,862,684
Koninklijke KPN NV	309,299	1,504,407
Koninklijke Philips NV	63,543	1,520,272
NN Group NV	19,683	1,303,723
Randstad NV	9,162	421,673
Universal Music Group NV (b)	83,358	2,695,644
Wolters Kluwer NV	18,523	3,086,693
		60,081,169
New Zealand — 0.3%
Auckland International Airport Ltd.	125,588	591,528
Contact Energy Ltd.	65,300	356,791
Fisher & Paykel Healthcare Corp. Ltd.	45,315	991,932
Infratil Ltd.	48,200	310,216
Meridian Energy Ltd.	109,268	391,390
Xero Ltd. (a)	11,440	1,348,188
		3,990,045
Norway — 0.6%
Aker BP ASA	26,678	677,932
DNB Bank ASA	64,702	1,783,189
Equinor ASA	63,180	1,588,893
Gjensidige Forsikring ASA	16,885	426,422
Kongsberg Gruppen ASA	34,500	1,332,867
Mowi ASA	35,261	678,585
Norsk Hydro ASA	83,734	475,304
Orkla ASA	59,180	640,681
Salmar ASA	4,072	175,806
Telenor ASA	47,605	740,591
		8,520,270
Poland — 0.0%
InPost SA (a)	16,885	279,519
Portugal — 0.2%
EDP SA	264,920	1,146,183
Galp Energia SGPS SA	28,401	519,585
Jeronimo Martins SGPS SA	23,907	603,278
		2,269,046
Singapore — 1.7%
CapitaLand Ascendas (REIT)	315,544	664,150
CapitaLand Integrated Commercial Trust (REIT)	443,285	755,382
CapitaLand Investment Ltd.	197,700	411,496
DBS Group Holdings Ltd.	161,353	5,695,699
Genting Singapore Ltd.	107,600	60,440
Grab Holdings Ltd. - Class A (a)	178,300	896,849
Keppel Ltd.	123,000	717,374
Oversea-Chinese Banking Corp. Ltd.	254,764	3,265,362
Sea Ltd. (ADR) (a)	28,400	4,542,296
Sembcorp Industries Ltd.	52,000	279,771
See accompanying notes to financial statements.
BHFTII-253

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Singapore — (Continued)
Singapore Airlines Ltd.	125,640	$688,037
Singapore Exchange Ltd.	65,000	759,036
Singapore Technologies Engineering Ltd.	131,800	806,326
Singapore Telecommunications Ltd.	591,020	1,773,042
STMicroelectronics NV	48,850	1,481,311
United Overseas Bank Ltd.	92,692	2,621,694
		25,418,265
South Africa — 0.2%
Anglo American PLC	83,060	2,447,927
Valterra Platinum Ltd. (a)	9,651	423,207
		2,871,134
South Korea — 0.0%
Delivery Hero SE (a)	15,606	421,072
Spain — 3.1%
Acciona SA	1,647	295,441
ACS Actividades de Construccion y Servicios SA (b)	12,748	882,225
Aena SME SA	55,770	1,483,529
Amadeus IT Group SA	33,220	2,800,570
Banco Bilbao Vizcaya Argentaria SA	431,165	6,608,272
Banco de Sabadell SA	394,809	1,252,854
Banco Santander SA	1,148,021	9,470,890
Bankinter SA	51,077	664,395
CaixaBank SA	308,616	2,664,465
Cellnex Telecom SA (a)	39,473	1,531,883
EDP Renovaveis SA	17,922	199,505
Endesa SA (b)	26,815	846,454
Grifols SA (a)	21,632	262,836
Iberdrola SA	439,169	8,412,959
Industria de Diseno Textil SA	81,099	4,211,312
Redeia Corp. SA	34,260	731,109
Repsol SA (b)	87,481	1,277,028
Telefonica SA (b)	295,145	1,551,574
		45,147,301
Sweden — 2.9%
AddTech AB - B Shares	19,700	666,171
Alfa Laval AB	22,695	948,985
Assa Abloy AB - Class B	75,655	2,348,464
Atlas Copco AB - A Shares	203,307	3,269,449
Atlas Copco AB - B Shares	119,364	1,688,313
Beijer Ref AB	30,900	484,646
Boliden AB (a)	21,534	668,684
Epiroc AB - A Shares	51,693	1,116,730
Epiroc AB - B Shares	23,424	445,833
EQT AB	29,206	971,459
Essity AB - Class B	41,914	1,152,287
Evolution AB	10,265	810,441
Fastighets AB Balder - B Shares (a)	56,909	422,307
H & M Hennes & Mauritz AB - B Shares (b)	48,319	674,877
Hexagon AB - B Shares	159,129	1,587,390
Holmen AB - B Shares	6,621	260,773
Industrivarden AB - A Shares	10,476	377,543
Industrivarden AB - C Shares	8,342	299,326
Security Description	Shares	Value
Sweden — (Continued)
Indutrade AB	16,283	$441,500
Investment AB Latour - B Shares	12,782	334,505
Investor AB - B Shares	133,378	3,918,431
L E Lundbergforetagen AB - B Shares	4,748	235,104
Lifco AB - B Shares	18,022	724,411
Nibe Industrier AB - B Shares	83,215	353,268
Saab AB - Class B	25,500	1,413,869
Sagax AB - Class B (b)	18,874	428,310
Sandvik AB	76,940	1,752,748
Securitas AB - B Shares	42,096	625,317
Skandinaviska Enskilda Banken AB - Class A	122,321	2,120,750
Skanska AB - B Shares	25,783	596,168
SKF AB - B Shares	29,153	664,721
Svenska Cellulosa AB SCA - Class B	51,700	667,519
Svenska Handelsbanken AB - A Shares	108,813	1,444,605
Swedbank AB - A Shares	64,276	1,690,549
Swedish Orphan Biovitrum AB (a)	16,716	506,350
Tele2 AB - B Shares	45,951	666,759
Telefonaktiebolaget LM Ericsson - B Shares	201,129	1,711,183
Telia Co. AB	182,398	653,851
Trelleborg AB - B Shares	12,900	477,946
Volvo AB - B Shares	120,764	3,365,919
		42,987,461
Switzerland — 4.8%
ABB Ltd.	119,596	7,126,744
Avolta AG	5,960	323,308
Baloise Holding AG	3,233	762,703
Banque Cantonale Vaudoise	1,980	227,942
Barry Callebaut AG (b)	304	329,450
BKW AG	1,390	303,298
Chocoladefabriken Lindt & Spruengli AG	8	1,328,667
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	68	1,140,473
Cie Financiere Richemont SA - Class A	40,227	7,583,409
DSM-Firmenich AG	13,785	1,460,662
EMS-Chemie Holding AG	597	450,097
Galderma Group AG	8,110	1,177,727
Geberit AG	2,519	1,979,060
Givaudan SA	696	3,365,068
Helvetia Holding AG	3,150	738,721
Julius Baer Group Ltd.	14,467	973,066
Kuehne & Nagel International AG	3,237	700,658
Logitech International SA	11,035	993,966
Lonza Group AG	5,521	3,932,152
Partners Group Holding AG	1,786	2,334,215
Sandoz Group AG	30,378	1,663,779
Schindler Holding AG	1,995	721,934
Schindler Holding AG (Participation Certificate)	2,905	1,078,581
SGS SA	12,204	1,237,217
SIG Group AG	26,000	479,987
Sika AG	11,388	3,080,419
Sonova Holding AG	3,661	1,090,094
Straumann Holding AG	7,974	1,041,247
Swatch Group AG	2,462	400,523
Swiss Life Holding AG	2,216	2,241,727
See accompanying notes to financial statements.
BHFTII-254

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Switzerland — (Continued)
Swiss Prime Site AG	6,560	$982,395
Swisscom AG	1,897	1,342,582
Temenos AG	5,130	366,379
UBS Group AG	247,489	8,382,275
VAT Group AG	2,289	966,115
Zurich Insurance Group AG	11,215	7,839,240
		70,145,880
United Arab Emirates — 0.0%
NMC Health PLC (a) (c) (d)	7,569	0
United Kingdom — 11.1%
3i Group PLC	74,877	4,228,441
Admiral Group PLC	17,639	790,481
Ashtead Group PLC	33,666	2,154,491
Associated British Foods PLC	21,481	605,879
AstraZeneca PLC	117,482	16,356,322
Auto Trader Group PLC	59,486	672,535
Aviva PLC	199,582	1,693,939
BAE Systems PLC	226,849	5,863,104
Barclays PLC	1,091,764	5,048,235
Barratt Redrow PLC	116,365	727,743
British American Tobacco PLC	149,480	7,061,887
BT Group PLC	459,797	1,220,961
Bunzl PLC	26,370	838,478
Centrica PLC	398,295	881,896
CK Hutchison Holdings Ltd.	213,440	1,317,600
Coca-Cola Europacific Partners PLC	17,500	1,622,600
Compass Group PLC	126,735	4,285,343
Croda International PLC	11,199	449,411
DCC PLC	8,347	540,932
Diageo PLC	166,076	4,170,398
Entain PLC	53,943	667,489
Halma PLC	26,843	1,177,398
Hikma Pharmaceuticals PLC	11,270	307,083
HSBC Holdings PLC	1,338,994	16,184,115
Imperial Brands PLC	57,791	2,277,635
Informa PLC	102,843	1,135,948
InterContinental Hotels Group PLC	12,019	1,370,033
International Consolidated Airlines Group SA (b)	94,165	440,648
Intertek Group PLC	10,602	688,839
J Sainsbury PLC	139,639	554,559
JD Sports Fashion PLC	203,283	247,007
Kingfisher PLC	106,385	424,374
Land Securities Group PLC (REIT)	59,742	516,691
Legal & General Group PLC	440,142	1,535,979
Lloyds Banking Group PLC	4,410,853	4,637,258
London Stock Exchange Group PLC	36,454	5,317,683
M&G PLC	190,909	672,535
Marks & Spencer Group PLC	135,168	656,456
Melrose Industries PLC	80,733	587,466
National Grid PLC	376,712	5,498,819
NatWest Group PLC	612,029	4,290,150
Next PLC	9,364	1,597,074
Pearson PLC	50,796	746,384
Phoenix Group Holdings PLC	59,189	534,220
Security Description	Shares	Value
United Kingdom — (Continued)
Reckitt Benckiser Group PLC	53,085	$3,605,159
RELX PLC	138,799	7,516,512
Rentokil Initial PLC	171,854	830,355
Rolls-Royce Holdings PLC	638,901	8,474,387
Sage Group PLC	73,116	1,254,495
Schroders PLC	46,238	229,045
Segro PLC (REIT)	108,462	1,010,335
Severn Trent PLC	22,786	855,574
Smith & Nephew PLC	67,219	1,025,423
Smiths Group PLC	22,454	691,264
Spirax Group PLC	6,215	507,294
SSE PLC	82,975	2,082,265
Standard Chartered PLC	153,866	2,545,679
Tesco PLC	504,861	2,776,434
Unilever PLC	190,620	11,591,044
United Utilities Group PLC	57,567	902,392
Vodafone Group PLC	1,385,518	1,477,131
Whitbread PLC	15,208	589,159
Wise PLC - Class A (a)	56,234	801,619
WPP PLC	91,054	635,408
		161,997,493
United States — 9.9%
Alcon AG	38,120	3,373,649
Amrize Ltd. (a)	38,739	1,926,243
BP PLC	1,205,085	6,001,444
CSL Ltd.	37,095	5,822,223
CyberArk Software Ltd. (a)	3,600	1,464,768
Experian PLC	69,724	3,585,920
Ferrovial SE	38,941	2,069,036
GSK PLC	307,804	5,857,758
Haleon PLC	690,367	3,545,990
Holcim AG	38,739	2,878,284
James Hardie Industries PLC (a)	43,993	1,209,240
Monday.com Ltd. (a)	3,152	991,241
Nestle SA	198,503	19,652,521
Novartis AG	144,042	17,369,667
Qiagen NV (a)	13,745	659,490
Roche Holding AG	53,229	17,345,371
Roche Holding AG (Bearer Shares)	2,714	941,269
Sanofi SA	84,114	8,110,332
Schneider Electric SE	41,327	10,981,814
Shell PLC	453,526	15,866,182
Spotify Technology SA (a)	11,600	8,901,144
Stellantis NV	145,038	1,449,347
Swiss Re AG	23,135	4,001,922
Tenaris SA	29,519	549,442
		144,554,297
Total Common Stocks (Cost $993,142,881)		1,419,581,344

See accompanying notes to financial statements.
BHFTII-255

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Companies—0.7%
Security Description	Shares/ Principal Amount*	Value

Exchange-Traded Funds — 0.7%
iShares MSCI EAFE ETF (b) (e)	111,700	$9,984,863
Total Investment Companies (Cost $9,907,552)		9,984,863

Preferred Stocks—0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	3,561	294,051
Dr. Ing hc F Porsche AG	9,593	472,338
Henkel AG & Co. KGaA	11,795	922,930
Porsche Automobil Holding SE	12,927	510,801
Sartorius AG	2,213	561,273
Volkswagen AG	15,590	1,640,499
Total Preferred Stocks (Cost $5,078,999)		4,401,892

Short-Term Investments—1.7%
U.S. Treasury — 1.7%
U.S. Treasury Bills
0.000%, 07/01/25 (f)	1,225,000	1,225,000
3.976%, 07/24/25 (f)	4,000,000	3,989,356
4.031%, 07/24/25 (f)	20,000,000	19,946,781
Total Short-Term Investments (Cost $25,161,703)		25,161,137

Securities Lending Reinvestments (g)—1.2%
Short-Term Investment Funds — 0.6%
AB Government Money Market Portfolio, Institutional Class, 4.170% (h)	300,000	300,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.220% (h)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.190% (h)	3,000,000	3,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.260% (h)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.230% (h)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.270% (h)	1,000,000	1,000,000
		8,300,000

Repurchase Agreements — 0.6%
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $2,000,243; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $2,040,248	2,000,000	2,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.360%, due on 07/01/25 with a maturity value of $1,877,430; collateralized by U.S. Treasury Obligations with rates ranging from 2.250% - 3.250%, maturity dates ranging from 05/15/41 - 05/15/52, and an aggregate market value of $1,914,747	1,877,202	$1,877,202
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $1,000,122; collateralized by various Common Stock with an aggregate market value of $1,100,000	1,000,000	1,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $1,000,122; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $3,000,370; collateralized by various Common Stock with an aggregate market value of $3,337,856	3,000,000	3,000,000
		8,877,202
Total Securities Lending Reinvestments (Cost $17,177,202)		17,177,202
Total Investments—101.0% (Cost $1,050,468,337)		1,476,306,438
Other assets and liabilities (net)—(1.0)%		(13,910,995)
Net Assets—100.0%		$1,462,395,443

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $27,524,089 and the collateral received consisted of cash in the amount of
$17,177,202 and non-cash collateral with a value of $11,932,944. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2025, the market value of securities pledged was $4,469,500.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(h)	The rate shown represents the annualized seven-day yield as of June 30, 2025.

See accompanying notes to financial statements.
BHFTII-256

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Ten Largest Industries as of June 30, 2025 (Unaudited)	% of Net Assets
Banks	12.9
Pharmaceuticals	7.7
Insurance	5.9
Aerospace & Defense	3.4
Semiconductors & Semiconductor Equipment	3.3
Capital Markets	3.3
Oil, Gas & Consumable Fuels	3.1
Machinery	3.0
Chemicals	2.5
Software	2.5
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$167,052,850	$0	$361,973,470
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(15,580,327)	$—	$—	$—	$(15,580,327)
Investment Companies	(1,596,875)	—	—	—	(1,596,875)
Total Borrowings	$(17,177,202)	$—	$—	$—	$(17,177,202)
Gross amount of recognized liabilities for securities lending transactions					$(17,177,202)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Futures	09/19/25	200	USD	26,817,000	$73,584
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$73,584

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

See accompanying notes to financial statements.
BHFTII-257

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$2,978,811

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$937,919
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$22,844,946

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$98,134,297	$—	$98,134,297
Austria	—	3,495,096	—	3,495,096
Belgium	—	11,905,003	—	11,905,003
Brazil	—	514,286	—	514,286
Chile	—	825,748	—	825,748
China	—	8,191,441	—	8,191,441
Denmark	—	32,679,322	—	32,679,322
Finland	—	15,115,960	—	15,115,960
France	—	135,255,944	—	135,255,944
Germany	—	142,526,177	—	142,526,177
Hong Kong	580,873	26,013,987	—	26,594,860
Ireland	1,696,500	4,834,276	—	6,530,776
Israel	3,592,778	8,009,914	—	11,602,692
Italy	—	45,239,155	—	45,239,155
Japan	—	309,117,842	—	309,117,842
Luxembourg	—	2,003,797	—	2,003,797
Macau	—	1,165,996	—	1,165,996
Netherlands	—	60,081,169	—	60,081,169
New Zealand	—	3,990,045	—	3,990,045
Norway	—	8,520,270	—	8,520,270
Poland	—	279,519	—	279,519
Portugal	—	2,269,046	—	2,269,046
Singapore	5,439,145	19,979,120	—	25,418,265
South Africa	423,207	2,447,927	—	2,871,134
South Korea	—	421,072	—	421,072
Spain	—	45,147,301	—	45,147,301
Sweden	—	42,987,461	—	42,987,461
Switzerland	—	70,145,880	—	70,145,880
United Arab Emirates	—	—	0	0
United Kingdom	1,622,600	160,374,893	—	161,997,493
See accompanying notes to financial statements.
BHFTII-258

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
United States	$13,283,396	$131,270,901	$—	$144,554,297
Total Common Stocks	26,638,499	1,392,942,845	0	1,419,581,344
Total Investment Companies*	9,984,863	—	—	9,984,863
Total Preferred Stocks*	—	4,401,892	—	4,401,892
Total Short-Term Investments*	—	25,161,137	—	25,161,137
Securities Lending Reinvestments
Short-Term Investment Funds	8,300,000	—	—	8,300,000
Repurchase Agreements	—	8,877,202	—	8,877,202
Total Securities Lending Reinvestments	8,300,000	8,877,202	—	17,177,202
Total Investments	$44,923,362	$1,431,383,076	$0	$1,476,306,438
Collateral for Securities Loaned (Liability)	$—	$(17,177,202)	$—	$(17,177,202)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$73,584	$—	$—	$73,584

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
See accompanying notes to financial statements.
BHFTII-259

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,476,306,438
Cash	14,346
Cash denominated in foreign currencies (c)	805,944
Receivable for:
Investments sold	2,228,391
Fund shares sold	251,120
Dividends and interest	5,802,262
Variation margin on futures contracts	14,000
Prepaid expenses	12,227
Total Assets	1,485,434,728
Liabilities
Collateral for securities loaned	17,177,202
Payable for:
Investments purchased	307,026
Fund shares redeemed	4,507,155
Accrued Expenses:
Management fees	353,767
Distribution and service fees	95,683
Deferred trustees’ fees	214,521
Other expenses	383,931
Total Liabilities	23,039,285
Net Assets	$1,462,395,443
Net Assets Consist of:
Paid in surplus	$957,543,630
Distributable earnings (Accumulated losses)	504,851,813
Net Assets	$1,462,395,443
Net Assets
Class A	$1,016,002,810
Class B	272,285,960
Class E	19,608,986
Class G	154,497,687
Capital Shares Outstanding*
Class A	59,075,728
Class B	16,217,767
Class E	1,146,064
Class G	9,283,963
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$17.20
Class B	16.79
Class E	17.11
Class G	16.64

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,050,468,337.
(b)	Includes securities loaned at value of $27,524,089.
(c)	Identified cost of cash denominated in foreign currencies was $806,741.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$28,249,063
Interest	418,167
Securities lending income	100,377
Total investment income	28,767,607
Expenses
Management fees	2,157,080
Administration fees	38,851
Custodian and accounting fees	83,513
Distribution and service fees—Class B	334,655
Distribution and service fees—Class E	14,338
Distribution and service fees—Class G	226,901
Audit and tax services	28,322
Legal	22,722
Trustees’ fees and expenses	20,044
Shareholder reporting	52,716
Insurance	4,042
Miscellaneous	111,124
Total expenses	3,094,308
Less management fee waiver	(34,711)
Net expenses	3,059,597
Net Investment Income	25,708,010
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	67,350,067
Futures contracts	2,978,811
Foreign currency transactions	207,267
Net realized gain (loss)	70,536,145
Net change in unrealized appreciation (depreciation) on:
Investments	166,492,898
Futures contracts	937,919
Foreign currency transactions	444,355
Net change in unrealized appreciation (depreciation)	167,875,172
Net realized and unrealized gain (loss)	238,411,317
Net Increase (Decrease) in Net Assets From Operations	$264,119,327

(a)	Net of foreign withholding taxes of $3,148,998.
See accompanying notes to financial statements.
BHFTII-260

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$25,708,010	$24,288,512
Net realized gain (loss)	70,536,145	12,086,309
Net change in unrealized appreciation (depreciation)	167,875,172	(10,126,150)
Increase (decrease) in net assets from operations	264,119,327	26,248,671
From Distributions to Shareholders
Class A	(26,345,153)	(20,264,695)
Class B	(6,518,751)	(10,931,125)
Class E	(476,312)	(784,079)
Class G	(3,635,105)	(6,047,956)
Total distributions	(36,975,321)	(38,027,855)
Increase (decrease) in net assets from capital share transactions	(191,180,977)	486,971,743
Total increase (decrease) in net assets	35,963,029	475,192,559
Net Assets
Beginning of period	1,426,432,414	951,239,855
End of period	$1,462,395,443	$1,426,432,414

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	1,436,741	$23,890,416	37,260,885	$554,777,744
Reinvestments	1,547,894	26,345,153	1,317,600	20,264,695
Redemptions	(11,628,170)	(189,202,891)	(4,044,233)	(62,077,770)
Net increase (decrease)	(8,643,535)	$(138,967,322)	34,534,252	$512,964,669
Class B
Sales	147,726	$2,233,646	873,934	$12,864,571
Reinvestments	392,459	6,518,751	727,287	10,931,125
Redemptions	(2,585,296)	(40,860,183)	(2,924,050)	(43,949,341)
Net increase (decrease)	(2,045,111)	$(32,107,786)	(1,322,829)	$(20,153,645)
Class E
Sales	21,900	$342,515	61,259	$927,648
Reinvestments	28,134	476,312	51,214	784,079
Redemptions	(175,285)	(2,834,062)	(219,176)	(3,350,412)
Net increase (decrease)	(125,251)	$(2,015,235)	(106,703)	$(1,638,685)
Class G
Sales	230,058	$3,578,721	630,908	$9,311,153
Reinvestments	220,711	3,635,105	405,903	6,047,956
Redemptions	(1,615,486)	(25,304,460)	(1,317,167)	(19,559,705)
Net increase (decrease)	(1,164,717)	$(18,090,634)	(280,356)	$(4,200,596)
Increase (decrease) derived from capital shares transactions		$(191,180,977)		$486,971,743
See accompanying notes to financial statements.
BHFTII-261

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.72	$14.85	$12.90	$16.17	$14.86	$14.32
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.29	0.38	0.39	0.38	0.40	0.27
Net realized and unrealized gain (loss)	2.64	0.14	1.92	(2.76)	1.20	0.75
Total income (loss) from investment operations	2.93	0.52	2.31	(2.38)	1.60	1.02
Less Distributions
Distributions from net investment income	(0.32)	(0.50)	(0.36)	(0.52)	(0.29)	(0.41)
Distributions from net realized capital gains	(0.13)	(0.15)	0.00	(0.37)	0.00	(0.07)
Total distributions	(0.45)	(0.65)	(0.36)	(0.89)	(0.29)	(0.48)
Net Asset Value, End of Period	$17.20	$14.72	$14.85	$12.90	$16.17	$14.86
Total Return (%) (b)	19.94 (c)	3.32	17.93	(14.47)	10.72	7.85
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.35 (d)	0.37	0.38	0.37	0.37	0.38
Net ratio of expenses to average net assets (%) (e)	0.35 (d)	0.37	0.38	0.37	0.37	0.38
Ratio of net investment income (loss) to average net assets (%)	3.66 (d)	2.47	2.77	2.84	2.53	2.06
Portfolio turnover rate (%)	12 (c)	16	13	9	12	18
Net assets, end of period (in millions)	$1,016.0	$996.8	$492.6	$506.7	$655.0	$622.7

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.36	$14.50	$12.61	$15.81	$14.53	$14.01
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.26	0.36	0.34	0.34	0.35	0.23
Net realized and unrealized gain (loss)	2.58	0.11	1.87	(2.69)	1.18	0.74
Total income (loss) from investment operations	2.84	0.47	2.21	(2.35)	1.53	0.97
Less Distributions
Distributions from net investment income	(0.28)	(0.46)	(0.32)	(0.48)	(0.25)	(0.38)
Distributions from net realized capital gains	(0.13)	(0.15)	0.00	(0.37)	0.00	(0.07)
Total distributions	(0.41)	(0.61)	(0.32)	(0.85)	(0.25)	(0.45)
Net Asset Value, End of Period	$16.79	$14.36	$14.50	$12.61	$15.81	$14.53
Total Return (%) (b)	19.79 (c)	3.00	17.64	(14.64)	10.48	7.58
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.60 (d)	0.62	0.63	0.62	0.62	0.63
Net ratio of expenses to average net assets (%) (e)	0.60 (d)	0.62	0.63	0.62	0.62	0.63
Ratio of net investment income (loss) to average net assets (%)	3.40 (d)	2.38	2.47	2.59	2.28	1.82
Portfolio turnover rate (%)	12 (c)	16	13	9	12	18
Net assets, end of period (in millions)	$272.3	$262.3	$284.0	$277.9	$357.0	$366.2
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-262

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.64	$14.76	$12.83	$16.08	$14.78	$14.24
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.28	0.38	0.36	0.36	0.38	0.25
Net realized and unrealized gain (loss)	2.62	0.12	1.90	(2.75)	1.18	0.75
Total income (loss) from investment operations	2.90	0.50	2.26	(2.39)	1.56	1.00
Less Distributions
Distributions from net investment income	(0.30)	(0.47)	(0.33)	(0.49)	(0.26)	(0.39)
Distributions from net realized capital gains	(0.13)	(0.15)	0.00	(0.37)	0.00	(0.07)
Total distributions	(0.43)	(0.62)	(0.33)	(0.86)	(0.26)	(0.46)
Net Asset Value, End of Period	$17.11	$14.64	$14.76	$12.83	$16.08	$14.78
Total Return (%) (b)	19.79 (c)	3.18	17.76	(14.60)	10.54	7.71
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.50 (d)	0.52	0.53	0.52	0.52	0.53
Net ratio of expenses to average net assets (%) (e)	0.50 (d)	0.52	0.53	0.52	0.52	0.53
Ratio of net investment income (loss) to average net assets (%)	3.51 (d)	2.48	2.57	2.69	2.38	1.92
Portfolio turnover rate (%)	12 (c)	16	13	9	12	18
Net assets, end of period (in millions)	$19.6	$18.6	$20.3	$21.0	$26.4	$27.1

	Class G
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.23	$14.38	$12.51	$15.69	$14.43	$13.92
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.26	0.34	0.32	0.33	0.34	0.21
Net realized and unrealized gain (loss)	2.55	0.11	1.87	(2.67)	1.16	0.74
Total income (loss) from investment operations	2.81	0.45	2.19	(2.34)	1.50	0.95
Less Distributions
Distributions from net investment income	(0.27)	(0.45)	(0.32)	(0.47)	(0.24)	(0.37)
Distributions from net realized capital gains	(0.13)	(0.15)	0.00	(0.37)	0.00	(0.07)
Total distributions	(0.40)	(0.60)	(0.32)	(0.84)	(0.24)	(0.44)
Net Asset Value, End of Period	$16.64	$14.23	$14.38	$12.51	$15.69	$14.43
Total Return (%) (b)	19.77 (c)	2.92	17.58	(14.66)	10.35	7.52
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.65 (d)	0.67	0.68	0.67	0.67	0.68
Net ratio of expenses to average net assets (%) (e)	0.65 (d)	0.67	0.68	0.67	0.67	0.68
Ratio of net investment income (loss) to average net assets (%)	3.35 (d)	2.32	2.41	2.55	2.23	1.69
Portfolio turnover rate (%)	12 (c)	16	13	9	12	18
Net assets, end of period (in millions)	$154.5	$148.7	$154.3	$144.0	$177.0	$169.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-263

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—95.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.6%
AAR Corp. (a) (b)	12,857	$884,432
AeroVironment, Inc. (a) (b)	10,158	2,894,522
AerSale Corp. (b)	11,637	69,938
Archer Aviation, Inc. - Class A (a) (b)	196,532	2,132,372
Astronics Corp. (a) (b)	11,644	389,841
Byrna Technologies, Inc. (a) (b)	6,061	187,164
Cadre Holdings, Inc.	10,429	332,164
Ducommun, Inc. (b)	4,899	404,804
Eve Holding, Inc. (a) (b)	19,406	133,125
Intuitive Machines, Inc. (b)	39,938	434,126
Kratos Defense & Security Solutions, Inc. (b)	59,221	2,750,816
Mercury Systems, Inc. (b)	18,447	993,556
Moog, Inc. - Class A	10,121	1,831,597
National Presto Industries, Inc.	1,752	171,626
Park Aerospace Corp.	6,034	89,122
Redwire Corp. (b)	12,459	203,082
Satellogic, Inc. - Class A (b)	26,573	96,194
Triumph Group, Inc. (b)	26,390	679,543
V2X, Inc. (b)	5,848	283,920
		14,961,944
Air Freight & Logistics — 0.1%
Forward Air Corp. (a) (b)	8,582	210,602
Hub Group, Inc. - Class A	21,521	719,447
Radiant Logistics, Inc. (b)	12,168	73,982
		1,004,031
Automobile Components — 1.2%
Adient PLC (b)	30,359	590,786
American Axle & Manufacturing Holdings, Inc. (b)	42,052	171,572
Cooper-Standard Holdings, Inc. (b)	5,724	123,066
Dana, Inc.	47,056	807,011
Dorman Products, Inc. (b)	9,937	1,218,972
Fox Factory Holding Corp. (b)	15,216	394,703
Garrett Motion, Inc.	45,828	481,652
Gentherm, Inc. (b)	11,309	319,932
Goodyear Tire & Rubber Co. (b)	94,059	975,392
LCI Industries	8,898	811,409
Modine Manufacturing Co. (b)	18,854	1,857,119
Motorcar Parts of America, Inc. (b)	6,757	75,678
Patrick Industries, Inc. (a)	11,630	1,073,100
Phinia, Inc.	14,670	652,668
Solid Power, Inc. (a) (b)	59,855	131,083
Standard Motor Products, Inc.	6,963	213,903
Strattec Security Corp. (b)	1,428	88,836
Visteon Corp. (b)	9,794	913,780
XPEL, Inc. (a) (b)	9,098	326,618
		11,227,280
Automobiles — 0.0%
Faraday Future Intelligent Electric, Inc. (b)	36,063	60,586
Livewire Group, Inc. (b)	14,418	66,323
Winnebago Industries, Inc.	10,168	294,872
		421,781
Security Description	Shares	Value
Banks — 10.1%
1st Source Corp.	7,330	$454,973
ACNB Corp.	3,760	161,078
Amalgamated Financial Corp.	8,501	265,231
Amerant Bancorp, Inc.	13,198	240,600
Ameris Bancorp	23,825	1,541,477
Ames National Corp.	2,972	52,931
Arrow Financial Corp.	5,919	156,380
Associated Banc-Corp.	59,917	1,461,376
Atlantic Union Bankshares Corp.	51,337	1,605,821
Axos Financial, Inc. (b)	18,889	1,436,320
Banc of California, Inc.	49,811	699,845
BancFirst Corp.	7,525	930,240
Bancorp, Inc. (a) (b)	16,431	936,074
Bank First Corp. (a)	3,520	414,128
Bank of Hawaii Corp. (a)	14,002	945,555
Bank of Marin Bancorp	5,192	118,585
Bank of NT Butterfield & Son Ltd.	15,364	680,318
Bank7 Corp.	1,297	54,253
BankFinancial Corp.	4,240	49,057
BankUnited, Inc.	26,716	950,822
Bankwell Financial Group, Inc.	2,613	94,146
Banner Corp.	12,300	789,045
Bar Harbor Bankshares	5,292	158,548
BayCom Corp.	4,420	122,478
BCB Bancorp, Inc.	4,826	40,635
Berkshire Hills Bancorp, Inc.	16,809	420,897
Blue Foundry Bancorp (b)	7,608	72,809
Blue Ridge Bankshares, Inc. (b)	24,991	89,718
Bridgewater Bancshares, Inc. (b)	7,665	121,950
Brookline Bancorp, Inc.	31,681	334,235
Burke & Herbert Financial Services Corp.	4,933	294,648
Business First Bancshares, Inc.	10,341	254,906
BV Financial, Inc. (b)	3,535	53,838
Byline Bancorp, Inc.	11,186	299,002
C&F Financial Corp.	1,140	70,372
Cadence Bank	63,592	2,033,672
California BanCorp (b)	8,293	130,698
Camden National Corp.	5,866	238,042
Capital Bancorp, Inc. (a)	4,286	143,924
Capital City Bank Group, Inc.	5,719	225,043
Capitol Federal Financial, Inc.	44,711	272,737
Carter Bankshares, Inc. (b)	8,394	145,552
Cathay General Bancorp	24,274	1,105,195
CB Financial Services, Inc.	1,770	50,445
Central Pacific Financial Corp.	9,591	268,836
Chemung Financial Corp.	1,214	58,843
ChoiceOne Financial Services, Inc. (a)	5,231	150,130
Citizens & Northern Corp.	6,680	126,519
Citizens Community Bancorp, Inc.	3,647	50,329
Citizens Financial Services, Inc.	1,533	90,018
City Holding Co. (a)	5,254	643,195
Civista Bancshares, Inc.	5,038	116,882
CNB Financial Corp.	6,782	155,037
Coastal Financial Corp. (a) (b)	4,663	451,705
Colony Bankcorp, Inc.	5,248	86,435
Columbia Financial, Inc. (a) (b)	8,867	128,660
See accompanying notes to financial statements.
BHFTII-264

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Community Financial System, Inc.	19,077	$1,084,909
Community Trust Bancorp, Inc.	5,520	292,118
Community West Bancshares	5,299	103,383
ConnectOne Bancorp, Inc.	16,661	385,869
Customers Bancorp, Inc. (b)	10,621	623,878
CVB Financial Corp.	47,463	939,293
Dime Community Bancshares, Inc.	13,898	374,412
Eagle Bancorp, Inc.	9,954	193,904
Eagle Financial Services, Inc.	1,861	56,984
Eastern Bankshares, Inc.	71,102	1,085,728
Enterprise Bancorp, Inc.	3,354	132,953
Enterprise Financial Services Corp. (a)	13,232	729,083
Equity Bancshares, Inc. - Class A	5,691	232,193
Esquire Financial Holdings, Inc.	2,886	273,189
ESSA Bancorp, Inc.	3,011	58,413
Farmers & Merchants Bancorp, Inc.	4,130	104,406
Farmers National Banc Corp.	13,119	180,911
FB Bancorp, Inc. (b)	6,972	78,435
FB Financial Corp.	12,737	576,986
Fidelity D&D Bancorp, Inc.	1,594	73,324
Financial Institutions, Inc.	6,714	172,416
Finwise Bancorp (b)	3,706	55,627
First BanCorp	57,980	1,207,723
First Bancorp, Inc.	3,758	95,491
First Bancorp/Southern Pines NC	14,356	632,956
First Bank	7,642	118,222
First Busey Corp.	31,969	731,611
First Business Financial Services, Inc.	2,763	139,974
First Capital, Inc.	1,235	50,993
First Commonwealth Financial Corp.	36,567	593,482
First Community Bankshares, Inc.	5,615	219,940
First Community Corp.	2,769	67,508
First Financial Bancorp	33,832	820,764
First Financial Bankshares, Inc. (a)	48,429	1,742,475
First Financial Corp.	3,977	215,514
First Foundation, Inc. (a) (b)	23,334	119,003
First Internet Bancorp	2,669	71,796
First Interstate BancSystem, Inc. - Class A	31,738	914,689
First Merchants Corp.	20,897	800,355
First Mid Bancshares, Inc.	8,214	307,943
First National Corp.	2,941	57,261
First Savings Financial Group, Inc.	2,102	52,634
First United Corp.	2,254	69,897
First Western Financial, Inc. (b)	2,572	58,024
Firstsun Capital Bancorp (b)	4,714	163,811
Five Star Bancorp (a)	6,153	175,607
Flagstar Financial, Inc. (a)	109,450	1,160,170
Flushing Financial Corp.	13,835	164,360
Franklin Financial Services Corp.	1,582	54,777
FS Bancorp, Inc.	2,273	89,511
Fulton Financial Corp.	65,032	1,173,177
FVCBankcorp, Inc. (a) (b)	5,163	60,923
GBank Financial Holdings, Inc. (b)	3,416	120,961
German American Bancorp, Inc.	13,100	504,481
Glacier Bancorp, Inc. (a)	41,153	1,772,871
Great Southern Bancorp, Inc.	3,525	207,199
Security Description	Shares	Value
Banks—(Continued)
Greene County Bancorp, Inc.	2,424	$53,861
Guaranty Bancshares, Inc. (a)	2,906	123,331
Hancock Whitney Corp.	31,005	1,779,687
Hanmi Financial Corp.	10,815	266,914
HarborOne Bancorp, Inc.	12,594	147,098
Hawthorn Bancshares, Inc.	2,185	63,671
HBT Financial, Inc.	4,583	115,537
Heritage Commerce Corp.	24,320	241,498
Heritage Financial Corp.	12,318	293,661
Hilltop Holdings, Inc.	16,711	507,179
Hingham Institution For Savings (a)	565	140,318
Home Bancorp, Inc.	2,776	143,741
Home BancShares, Inc.	67,808	1,929,816
HomeStreet, Inc. (b)	6,024	78,734
HomeTrust Bancshares, Inc.	5,432	203,211
Hope Bancorp, Inc.	42,264	453,493
Horizon Bancorp, Inc.	14,606	224,640
Independent Bank Corp.	22,380	1,188,799
International Bancshares Corp.	19,641	1,307,305
Investar Holding Corp.	3,059	59,100
John Marshall Bancorp, Inc.	4,296	79,605
Kearny Financial Corp.	20,989	135,589
Lakeland Financial Corp.	9,668	594,099
LCNB Corp.	6,795	98,731
LINKBANCORP, Inc.	7,910	57,822
Live Oak Bancshares, Inc.	12,435	370,563
MainStreet Bancshares, Inc.	2,669	50,444
Mercantile Bank Corp.	6,345	294,471
Metrocity Bankshares, Inc.	6,644	189,886
Metropolitan Bank Holding Corp. (b)	3,805	266,350
Mid Penn Bancorp, Inc.	7,267	204,929
Middlefield Banc Corp.	2,691	81,026
Midland States Bancorp, Inc.	6,845	118,555
MidWestOne Financial Group, Inc.	7,465	214,768
MVB Financial Corp.	3,791	85,411
National Bank Holdings Corp. - Class A	13,232	497,655
National Bankshares, Inc. (a)	1,983	53,938
NB Bancorp, Inc. (b)	14,229	254,130
NBT Bancorp, Inc.	18,178	755,296
Nicolet Bankshares, Inc.	4,772	589,247
Northeast Bank	2,685	238,938
Northeast Community Bancorp, Inc.	4,595	106,811
Northfield Bancorp, Inc.	12,840	147,403
Northpointe Bancshares, Inc.	4,255	58,336
Northrim BanCorp, Inc.	1,883	175,609
Northwest Bancshares, Inc.	46,062	588,672
Norwood Financial Corp.	2,522	65,017
Oak Valley Bancorp	2,317	63,115
OceanFirst Financial Corp. (a)	20,652	363,682
OFG Bancorp	16,345	699,566
Old National Bancorp (a)	115,331	2,461,164
Old Point Financial Corp.	1,507	59,150
Old Second Bancorp, Inc.	15,666	277,915
OP Bancorp	4,450	57,805
Orange County Bancorp, Inc.	3,668	94,781
Origin Bancorp, Inc.	10,764	384,705
See accompanying notes to financial statements.
BHFTII-265

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Orrstown Financial Services, Inc.	7,249	$230,736
Pacific Premier Bancorp, Inc.	34,333	724,083
Park National Corp. (a)	5,346	894,172
Parke Bancorp, Inc. (a)	3,496	71,214
Pathward Financial, Inc. (a)	8,422	666,349
PCB Bancorp	4,027	84,486
Peapack-Gladstone Financial Corp.	6,072	171,534
Penns Woods Bancorp, Inc.	2,740	83,186
Peoples Bancorp, Inc.	12,413	379,093
Peoples Financial Services Corp.	3,933	194,172
Pioneer Bancorp, Inc. (b)	4,144	49,852
Plumas Bancorp	1,875	83,362
Ponce Financial Group, Inc. (b)	6,376	88,244
Preferred Bank (a)	4,504	389,799
Primis Financial Corp.	7,589	82,341
Princeton Bancorp, Inc.	1,758	53,689
Provident Bancorp, Inc. (b)	5,177	64,661
Provident Financial Services, Inc.	46,450	814,268
QCR Holdings, Inc.	5,877	399,048
RBB Bancorp	6,012	103,467
Red River Bancshares, Inc.	1,618	94,977
Renasant Corp.	33,965	1,220,362
Republic Bancorp, Inc. - Class A	2,983	218,087
S&T Bancorp, Inc.	13,668	516,924
Seacoast Banking Corp. of Florida	30,270	836,057
ServisFirst Bancshares, Inc. (a)	18,579	1,440,058
Shore Bancshares, Inc.	12,994	204,266
Sierra Bancorp	4,701	139,573
Simmons First National Corp. - Class A	44,465	843,056
SmartFinancial, Inc.	5,462	184,506
South Plains Financial, Inc. (a)	4,696	169,244
Southern First Bancshares, Inc. (b)	2,574	97,889
Southern Missouri Bancorp, Inc.	3,422	187,457
Southern States Bancshares, Inc.	2,700	98,199
Southside Bancshares, Inc.	10,316	303,600
Stellar Bancorp, Inc. (a)	17,624	493,119
Stock Yards Bancorp, Inc.	9,488	749,362
Texas Capital Bancshares, Inc. (b)	16,389	1,301,287
Third Coast Bancshares, Inc. (b)	4,809	157,110
Timberland Bancorp, Inc.	2,592	80,870
Tompkins Financial Corp.	5,297	332,281
Towne Bank	25,188	860,926
TriCo Bancshares	11,477	464,704
Triumph Financial, Inc. (b)	7,921	436,526
TrustCo Bank Corp.	6,683	223,346
Trustmark Corp.	20,488	746,992
UMB Financial Corp.	26,148	2,749,724
United Bankshares, Inc.	50,957	1,856,363
United Community Banks, Inc.	42,837	1,276,114
Unity Bancorp, Inc.	2,408	113,369
Univest Financial Corp.	10,397	312,326
USCB Financial Holdings, Inc.	3,750	62,025
Valley National Bancorp	174,649	1,559,616
Veritex Holdings, Inc.	18,838	491,672
Virginia National Bankshares Corp.	1,715	63,455
WaFd, Inc. (a)	29,795	872,398
Security Description	Shares	Value
Banks—(Continued)
Washington Trust Bancorp, Inc.	6,711	$189,787
WesBanco, Inc.	34,114	1,079,026
West BanCorp, Inc.	5,288	103,803
Westamerica BanCorp (a)	9,214	446,326
Western New England Bancorp, Inc.	6,898	63,669
WSFS Financial Corp.	20,897	1,149,335
		96,163,025
Beverages — 0.1%
MGP Ingredients, Inc.	4,728	141,698
National Beverage Corp. (b)	8,501	367,583
Vita Coco Co., Inc. (a) (b)	14,209	512,945
		1,022,226
Biotechnology — 6.9%
4D Molecular Therapeutics, Inc. (a) (b)	22,699	84,213
89bio, Inc. (b)	45,070	442,587
Abeona Therapeutics, Inc. (b)	16,073	91,295
Absci Corp. (a) (b)	41,472	106,583
ACADIA Pharmaceuticals, Inc. (b)	44,812	966,595
ADC Therapeutics SA (a) (b)	24,279	65,068
ADMA Biologics, Inc. (b)	83,417	1,519,024
Agenus, Inc. (b)	1	5
Agios Pharmaceuticals, Inc. (b)	20,320	675,843
Akebia Therapeutics, Inc. (b)	90,433	329,176
Akero Therapeutics, Inc. (a) (b)	25,151	1,342,057
Aldeyra Therapeutics, Inc. (b)	16,862	64,581
Alkermes PLC (b)	58,367	1,669,880
Allogene Therapeutics, Inc. (b)	48,165	54,426
Altimmune, Inc. (a) (b)	29,427	113,883
Amicus Therapeutics, Inc. (b)	105,562	604,870
AnaptysBio, Inc. (a) (b)	7,034	156,155
Anavex Life Sciences Corp. (a) (b)	30,273	279,117
Anika Therapeutics, Inc. (b)	4,948	52,350
Annexon, Inc. (a) (b)	35,358	84,859
Apogee Therapeutics, Inc. (a) (b)	11,613	504,353
Arbutus Biopharma Corp. (b)	53,888	166,514
Arcellx, Inc. (b)	13,250	872,513
Arcturus Therapeutics Holdings, Inc. (a) (b)	10,367	134,875
Arcus Biosciences, Inc. (b)	25,029	203,736
Arcutis Biotherapeutics, Inc. (a) (b)	38,555	540,541
Ardelyx, Inc. (b)	85,403	334,780
ArriVent Biopharma, Inc. (a) (b)	10,307	224,383
Arrowhead Pharmaceuticals, Inc. (b)	43,016	679,653
ARS Pharmaceuticals, Inc. (a) (b)	20,288	354,026
Astria Therapeutics, Inc. (b)	14,876	79,735
aTyr Pharma, Inc. (b)	31,697	160,704
Aura Biosciences, Inc. (a) (b)	15,656	98,007
Aurinia Pharmaceuticals, Inc. (b)	43,092	364,989
Avidity Biosciences, Inc. (b)	41,189	1,169,768
Avita Medical, Inc. (a) (b)	8,679	45,912
Beam Therapeutics, Inc. (a) (b)	34,484	586,573
Benitec Biopharma, Inc. (b)	5,673	66,374
Bicara Therapeutics, Inc. (a) (b)	12,990	120,677
BioCryst Pharmaceuticals, Inc. (b)	74,673	669,070
Biohaven Ltd. (b)	32,936	464,727
See accompanying notes to financial statements.
BHFTII-266

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
Blueprint Medicines Corp. (b)	23,015	$2,950,063
Bridgebio Pharma, Inc. (b)	56,227	2,427,882
Candel Therapeutics, Inc. (a) (b)	15,421	78,030
Capricor Therapeutics, Inc. (a) (b)	13,438	133,439
Cardiff Oncology, Inc. (a) (b)	21,801	68,673
CareDx, Inc. (b)	19,701	384,958
Cargo Therapeutics, Inc. (b)	14,362	59,171
Catalyst Pharmaceuticals, Inc. (b)	41,696	904,803
Celcuity, Inc. (a) (b)	12,075	161,201
Celldex Therapeutics, Inc. (b)	23,323	474,623
CG oncology, Inc. (a) (b)	20,314	528,164
Cidara Therapeutics, Inc. (b)	6,088	296,547
Cogent Biosciences, Inc. (a) (b)	38,461	276,150
Compass Therapeutics, Inc. (a) (b)	35,254	91,660
Corvus Pharmaceuticals, Inc. (b)	19,372	77,488
Crinetics Pharmaceuticals, Inc. (a) (b)	32,132	924,116
CRISPR Therapeutics AG (b)	29,784	1,448,694
Cullinan Therapeutics, Inc. (b)	19,002	143,085
Cytokinetics, Inc. (a) (b)	42,036	1,388,869
Day One Biopharmaceuticals, Inc. (b)	26,828	174,382
Denali Therapeutics, Inc. (b)	47,735	667,813
Dianthus Therapeutics, Inc. (a) (b)	8,287	154,387
Disc Medicine, Inc. (a) (b)	8,967	474,892
Dynavax Technologies Corp. (a) (b)	38,028	377,238
Dyne Therapeutics, Inc. (b)	34,315	326,679
Editas Medicine, Inc. (b)	31,363	68,999
Eledon Pharmaceuticals, Inc. (b)	21,891	59,325
Emergent BioSolutions, Inc. (b)	19,729	125,871
Enanta Pharmaceuticals, Inc. (b)	7,864	59,452
Entrada Therapeutics, Inc. (b)	9,169	61,616
Erasca, Inc. (a) (b)	66,892	84,953
Fate Therapeutics, Inc. (b)	41,043	45,968
Fennec Pharmaceuticals, Inc. (b)	9,286	77,074
Foghorn Therapeutics, Inc. (b)	13,041	61,293
Geron Corp. (b)	219,588	309,619
Gossamer Bio, Inc. (b)	69,912	85,992
GRAIL, Inc. (b)	11,093	570,402
Heron Therapeutics, Inc. (a) (b)	56,019	115,959
Humacyte, Inc. (a) (b)	47,880	100,069
Ideaya Biosciences, Inc. (b)	29,941	629,360
ImmunityBio, Inc. (a) (b)	83,465	220,348
Immunome, Inc. (a) (b)	25,480	236,964
Immunovant, Inc. (a) (b)	24,690	395,040
Inhibrx Biosciences, Inc. (a) (b)	4,582	65,385
Intellia Therapeutics, Inc. (a) (b)	37,293	349,808
Iovance Biotherapeutics, Inc. (a) (b)	86,034	147,979
iTeos Therapeutics, Inc. (b)	10,957	109,241
Jade Biosciences, Inc.	12,247	122,348
Janux Therapeutics, Inc. (b)	14,413	332,940
KalVista Pharmaceuticals, Inc. (a) (b)	12,559	141,980
Keros Therapeutics, Inc. (a) (b)	12,297	164,165
Krystal Biotech, Inc. (a) (b)	8,923	1,226,556
Kura Oncology, Inc. (b)	26,499	152,899
Kymera Therapeutics, Inc. (a) (b)	16,813	733,719
Larimar Therapeutics, Inc. (b)	15,912	45,986
Madrigal Pharmaceuticals, Inc. (b)	6,074	1,838,235
Security Description	Shares	Value
Biotechnology—(Continued)
MannKind Corp. (b)	109,363	$409,018
MeiraGTx Holdings PLC (b)	19,371	126,299
Metsera, Inc. (a) (b)	6,611	188,083
MiMedx Group, Inc. (b)	43,028	262,901
Mineralys Therapeutics, Inc. (b)	14,496	196,131
Mirum Pharmaceuticals, Inc. (b)	15,663	797,090
Monopar Therapeutics, Inc. (b)	1,532	54,815
Monte Rosa Therapeutics, Inc. (a) (b)	13,981	63,054
Myriad Genetics, Inc. (b)	32,362	171,842
Neurogene, Inc. (a) (b)	3,411	50,994
Novavax, Inc. (a) (b)	55,355	348,737
Nurix Therapeutics, Inc. (b)	27,278	310,696
Nuvalent, Inc. - Class A (b)	15,518	1,184,023
Olema Pharmaceuticals, Inc. (b)	22,710	96,745
Organogenesis Holdings, Inc. (b)	25,183	92,170
ORIC Pharmaceuticals, Inc. (b)	16,342	165,871
Oruka Therapeutics, Inc.	9,968	111,741
Palvella Therapeutics, Inc. (b)	2,572	57,973
Perspective Therapeutics, Inc. (a) (b)	17,530	60,303
Praxis Precision Medicines, Inc. (b)	6,252	262,897
Precigen, Inc. (a) (b)	50,074	71,105
Prime Medicine, Inc. (b)	23,551	58,171
Protagonist Therapeutics, Inc. (a) (b)	21,041	1,162,936
Prothena Corp. PLC (b)	14,435	87,620
PTC Therapeutics, Inc. (b)	27,968	1,365,957
Puma Biotechnology, Inc. (b)	16,299	55,906
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	123,196	623,372
REGENXBIO, Inc. (a) (b)	15,149	124,373
Relay Therapeutics, Inc. (b)	43,536	150,635
Replimune Group, Inc. (b)	24,391	226,592
Rezolute, Inc. (b)	25,492	113,694
Rhythm Pharmaceuticals, Inc. (b)	19,681	1,243,642
Rigel Pharmaceuticals, Inc. (b)	7,690	144,034
Rocket Pharmaceuticals, Inc. (b)	27,551	67,500
Sage Therapeutics, Inc. (b)	20,667	188,483
Sana Biotechnology, Inc. (a) (b)	48,974	133,699
Savara, Inc. (a) (b)	46,498	106,015
Scholar Rock Holding Corp. (a) (b)	29,229	1,035,291
SELLAS Life Sciences Group, Inc. (b)	35,522	77,793
Sionna Therapeutics, Inc. (b)	4,849	84,130
Soleno Therapeutics, Inc. (b)	14,462	1,211,626
Solid Biosciences, Inc. (b)	24,198	117,844
SpringWorks Therapeutics, Inc. (b)	26,186	1,230,480
Spyre Therapeutics, Inc. (b)	18,060	270,358
Stoke Therapeutics, Inc. (b)	14,916	169,297
Syndax Pharmaceuticals, Inc. (b)	29,756	278,665
Tango Therapeutics, Inc. (b)	28,810	147,507
Taysha Gene Therapies, Inc. (a) (b)	64,947	150,028
Tectonic Therapeutic, Inc. (b)	4,059	80,652
TG Therapeutics, Inc. (a) (b)	52,238	1,880,046
Tonix Pharmaceuticals Holding Corp. (b)	2,786	100,240
Tourmaline Bio, Inc. (b)	7,824	125,106
Travere Therapeutics, Inc. (b)	31,824	470,995
Twist Bioscience Corp. (b)	20,714	762,068
Tyra Biosciences, Inc. (a) (b)	9,302	89,020
Upstream Bio, Inc. (a) (b)	13,094	143,772
See accompanying notes to financial statements.
BHFTII-267

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
UroGen Pharma Ltd. (a) (b)	14,018	$192,047
Vanda Pharmaceuticals, Inc. (b)	18,910	89,255
Vaxcyte, Inc. (a) (b)	45,255	1,471,240
Vera Therapeutics, Inc. (b)	18,756	441,891
Veracyte, Inc. (a) (b)	27,635	746,974
Verastem, Inc. (a) (b)	15,307	63,524
Vericel Corp. (a) (b)	18,158	772,623
Verve Therapeutics, Inc. (b)	23,979	269,284
Vir Biotechnology, Inc. (b)	32,843	165,529
Viridian Therapeutics, Inc. (a) (b)	26,239	366,821
Voyager Therapeutics, Inc. (b)	15,233	47,375
Xencor, Inc. (b)	24,133	189,685
Xenon Pharmaceuticals, Inc. (b)	27,495	860,594
XOMA Royalty Corp. (b)	3,457	87,116
Y-mAbs Therapeutics, Inc. (a) (b)	12,818	57,809
Zenas Biopharma, Inc. (a) (b)	6,057	58,692
Zymeworks, Inc. (b)	20,433	256,434
		65,773,957
Broadline Retail — 0.1%
Groupon, Inc. (a) (b)	9,058	302,990
Kohl's Corp.	39,449	334,528
Savers Value Village, Inc. (b)	8,917	90,953
		728,471
Building Products — 1.3%
AAON, Inc.	1	74
American Woodmark Corp. (b)	5,606	299,192
Apogee Enterprises, Inc.	7,864	319,278
AZZ, Inc.	10,532	995,063
CSW Industrials, Inc.	5,934	1,702,049
Gibraltar Industries, Inc. (b)	10,991	648,469
Griffon Corp.	14,145	1,023,674
Insteel Industries, Inc.	6,808	253,326
Janus International Group, Inc. (a) (b)	51,598	420,008
JELD-WEN Holding, Inc. (b)	31,468	123,355
Masterbrand, Inc. (b)	45,688	499,370
Quanex Building Products Corp. (a)	17,203	325,137
Resideo Technologies, Inc. (b)	53,454	1,179,195
Tecnoglass, Inc. (a)	8,829	683,011
UFP Industries, Inc.	21,746	2,160,682
Zurn Elkay Water Solutions Corp. (a)	54,131	1,979,571
		12,611,454
Capital Markets — 1.7%
Acadian Asset Management, Inc.	9,935	350,109
AlTi Global, Inc. (b)	16,823	69,816
Artisan Partners Asset Management, Inc. - Class A	22,569	1,000,484
BGC Group, Inc. - Class A (a)	129,059	1,320,274
Cohen & Steers, Inc. (a)	9,853	742,424
Diamond Hill Investment Group, Inc.	997	144,874
DigitalBridge Group, Inc.	61,833	639,972
Donnelley Financial Solutions, Inc. (b)	9,814	605,033
Forge Global Holdings, Inc. (b)	4,009	76,331
GCM Grosvenor, Inc. - Class A (a)	15,754	182,116
Marex Group PLC	11,598	457,773
Security Description	Shares	Value
Capital Markets—(Continued)
Moelis & Co. - Class A	26,756	$1,667,434
Open Lending Corp. (b)	41,678	80,855
P10, Inc. - Class A	20,181	206,250
Patria Investments Ltd. - Class A	22,588	317,587
Perella Weinberg Partners	22,223	431,571
Piper Sandler Cos.	6,296	1,749,910
PJT Partners, Inc. - Class A (a)	8,418	1,389,054
StepStone Group, Inc. - Class A	23,394	1,298,367
StoneX Group, Inc. (b)	16,273	1,483,121
Victory Capital Holdings, Inc. - Class A	16,008	1,019,229
Virtus Investment Partners, Inc.	2,425	439,895
WisdomTree, Inc. (a)	45,118	519,308
		16,191,787
Chemicals — 1.6%
AdvanSix, Inc.	9,088	215,840
Arq, Inc. (b)	11,674	62,689
ASP Isotopes, Inc. (a) (b)	21,326	156,959
Aspen Aerogels, Inc. (a) (b)	28,921	171,212
Avient Corp.	33,149	1,071,044
Balchem Corp.	11,824	1,882,381
Cabot Corp.	19,541	1,465,575
Chemours Co.	54,445	623,395
Core Molding Technologies, Inc. (b)	3,260	54,083
Ecovyst, Inc. (b)	39,222	322,797
Flotek Industries, Inc. (b)	5,204	76,811
Ginkgo Bioworks Holdings, Inc. (b)	14,637	164,666
Hawkins, Inc.	6,945	986,885
HB Fuller Co. (a)	19,637	1,181,166
Ingevity Corp. (b)	13,100	564,479
Innospec, Inc.	8,947	752,353
Intrepid Potash, Inc. (b)	4,857	173,541
Koppers Holdings, Inc.	6,695	215,244
Kronos Worldwide, Inc. (a)	7,014	43,487
LSB Industries, Inc. (b)	19,809	154,510
Mativ Holdings, Inc.	19,959	136,120
Minerals Technologies, Inc.	11,532	635,067
Orion SA	20,785	218,035
Perimeter Solutions, Inc. (b)	50,475	702,612
PureCycle Technologies, Inc. (a) (b)	47,118	645,517
Quaker Chemical Corp.	5,024	562,387
Rayonier Advanced Materials, Inc. (b)	30,602	117,818
Sensient Technologies Corp.	15,118	1,489,425
Stepan Co.	7,686	419,502
Tronox Holdings PLC	42,778	216,885
		15,482,485
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	22,286	1,052,122
ACCO Brands Corp.	31,837	113,976
Acme United Corp.	1,245	51,605
ACV Auctions, Inc. - Class A (b)	60,746	985,300
BrightView Holdings, Inc. (b)	20,967	349,101
Brink's Co. (a)	15,575	1,390,692
Casella Waste Systems, Inc. - Class A (b)	22,613	2,609,088
CECO Environmental Corp. (a) (b)	10,050	284,515
See accompanying notes to financial statements.
BHFTII-268

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Commercial Services & Supplies—(Continued)
Cimpress PLC (b)	6,216	$292,152
CoreCivic, Inc. (b)	39,531	832,918
Deluxe Corp.	15,950	253,764
Driven Brands Holdings, Inc. (a) (b)	21,813	383,036
Ennis, Inc. (a)	9,227	167,378
Enviri Corp. (a) (b)	27,510	238,787
GEO Group, Inc. (b)	49,256	1,179,681
Healthcare Services Group, Inc. (b)	26,817	403,060
HNI Corp.	16,855	828,929
Interface, Inc.	20,639	431,974
Liquidity Services, Inc. (b)	7,856	185,323
MillerKnoll, Inc.	25,069	486,840
Montrose Environmental Group, Inc. (a) (b)	13,039	285,424
OPENLANE, Inc. (a) (b)	38,558	942,743
Perma-Fix Environmental Services, Inc. (a) (b)	8,669	91,198
Pitney Bowes, Inc.	66,094	721,086
Quad/Graphics, Inc.	10,676	60,319
Steelcase, Inc. - Class A	33,320	347,528
UniFirst Corp.	5,430	1,022,035
Vestis Corp.	42,488	243,456
VSE Corp. (a)	7,310	957,464
		17,191,494
Communications Equipment — 0.7%
ADTRAN Holdings, Inc. (b)	28,415	254,883
Applied Optoelectronics, Inc. (a) (b)	19,405	498,514
Aviat Networks, Inc. (b)	5,480	131,794
BK Technologies Corp. (b)	1,022	48,167
Calix, Inc. (b)	21,092	1,121,883
Clearfield, Inc. (b)	4,399	190,961
CommScope Holding Co., Inc. (b)	76,997	637,535
Digi International, Inc. (b)	12,841	447,637
Extreme Networks, Inc. (b)	47,571	853,899
Harmonic, Inc. (b)	39,676	375,732
NETGEAR, Inc. (b)	9,591	278,810
NetScout Systems, Inc. (b)	24,843	616,355
Ribbon Communications, Inc. (b)	34,312	137,591
Viasat, Inc. (b)	39,996	583,942
Viavi Solutions, Inc. (b)	79,824	803,828
		6,981,531
Construction & Engineering — 2.1%
Ameresco, Inc. - Class A (a) (b)	12,640	192,002
Arcosa, Inc.	17,469	1,514,737
Argan, Inc.	4,773	1,052,351
Bowman Consulting Group Ltd. (a) (b)	5,271	151,541
Centuri Holdings, Inc. (b)	6,335	142,157
Concrete Pumping Holdings, Inc.	8,837	54,348
Construction Partners, Inc. - Class A (a) (b)	16,883	1,794,325
Dycom Industries, Inc. (b)	10,083	2,464,184
Fluor Corp. (b)	60,192	3,086,044
Granite Construction, Inc. (a)	15,752	1,472,970
Great Lakes Dredge & Dock Corp. (b)	23,814	290,293
IES Holdings, Inc. (a) (b)	3,253	963,636
Limbach Holdings, Inc. (b)	3,683	515,988
Matrix Service Co. (b)	8,744	118,131
Security Description	Shares	Value
Construction & Engineering—(Continued)
MYR Group, Inc. (b)	5,575	$1,011,584
NWPX Infrastructure, Inc. (b)	3,497	143,412
Orion Group Holdings, Inc. (b)	16,385	148,612
Primoris Services Corp.	19,471	1,517,570
Sterling Infrastructure, Inc. (b)	10,731	2,475,964
Tutor Perini Corp. (b)	16,039	750,304
		19,860,153
Construction Materials — 0.2%
Knife River Corp. (b)	20,634	1,684,560
Titan America SA (b)	9,226	115,141
U.S. Lime & Minerals, Inc.	3,788	378,042
		2,177,743
Consumer Finance — 1.1%
Atlanticus Holdings Corp. (b)	1,823	99,809
Bread Financial Holdings, Inc.	16,822	960,873
Dave, Inc. (b)	3,360	901,858
Encore Capital Group, Inc. (a) (b)	8,413	325,667
Enova International, Inc. (b)	9,133	1,018,512
FirstCash Holdings, Inc.	14,261	1,927,232
Green Dot Corp. - Class A (b)	17,843	192,348
LendingClub Corp. (b)	43,045	517,831
LendingTree, Inc. (b)	4,723	175,082
Medallion Financial Corp.	6,851	65,290
Navient Corp. (a)	28,359	399,862
Nelnet, Inc. - Class A (a)	5,100	617,712
NerdWallet, Inc. - Class A (b)	14,569	159,822
Oportun Financial Corp. (b)	12,412	88,870
OppFi, Inc. (a)	9,147	127,966
PRA Group, Inc. (b)	16,043	236,634
PROG Holdings, Inc.	14,927	438,107
Regional Management Corp.	3,196	93,355
Upstart Holdings, Inc. (a) (b)	30,359	1,963,620
World Acceptance Corp. (a) (b)	1,225	202,272
		10,512,722
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc.	11,772	432,621
Chefs' Warehouse, Inc. (a) (b)	13,140	838,463
Grocery Outlet Holding Corp. (b)	34,209	424,876
Guardian Pharmacy Services, Inc. - Class A (a) (b)	4,890	104,206
Ingles Markets, Inc. - Class A (a)	5,247	332,555
Natural Grocers by Vitamin Cottage, Inc.	4,643	182,238
PriceSmart, Inc. (a)	9,245	971,095
SpartanNash Co.	12,311	326,118
United Natural Foods, Inc. (b)	21,211	494,428
Village Super Market, Inc. - Class A	4,080	157,080
Weis Markets, Inc. (a)	5,951	431,388
		4,695,068
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	47,267	202,303
Greif, Inc. - Class A	8,967	582,765
Greif, Inc. - Class B	1,893	130,636
See accompanying notes to financial statements.
BHFTII-269

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Containers & Packaging—(Continued)
Myers Industries, Inc.	13,578	$196,745
O-I Glass, Inc. (b)	55,683	820,767
Ranpak Holdings Corp. (a) (b)	15,829	56,510
TriMas Corp. (a)	11,991	343,063
		2,332,789
Distributors — 0.0%
A-Mark Precious Metals, Inc.	7,323	162,424
GigaCloud Technology, Inc. - Class A (b)	9,858	194,991
Weyco Group, Inc. (a)	2,058	68,244
		425,659
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc. (b)	13,248	1,685,543
American Public Education, Inc. (b)	6,321	192,538
Carriage Services, Inc.	4,959	226,825
Coursera, Inc. (a) (b)	50,087	438,762
European Wax Center, Inc. - Class A (b)	11,678	65,747
Frontdoor, Inc. (b)	27,278	1,607,765
Graham Holdings Co. - Class B	1,156	1,093,773
KinderCare Learning Cos., Inc. (b)	10,226	103,283
Laureate Education, Inc. (b)	45,530	1,064,492
Lincoln Educational Services Corp. (b)	10,735	247,442
Matthews International Corp. - Class A (a)	10,243	244,910
Mister Car Wash, Inc. (b)	34,269	205,957
OneSpaWorld Holdings Ltd.	33,803	689,243
Perdoceo Education Corp.	22,145	723,920
Strategic Education, Inc.	8,680	738,928
Stride, Inc. (a) (b)	15,370	2,231,570
Udemy, Inc. (b)	35,012	246,134
Universal Technical Institute, Inc. (b)	16,362	554,508
		12,361,340
Diversified REITs — 0.6%
Alexander & Baldwin, Inc.	26,116	465,648
Alpine Income Property Trust, Inc.	4,463	65,651
American Assets Trust, Inc.	18,823	371,754
Armada Hoffler Properties, Inc.	32,802	225,350
Broadstone Net Lease, Inc.	67,841	1,088,848
CTO Realty Growth, Inc.	10,670	184,164
Essential Properties Realty Trust, Inc.	71,506	2,281,756
Gladstone Commercial Corp.	16,206	232,232
Global Net Lease, Inc.	71,403	539,093
Modiv Industrial, Inc.	3,804	53,560
NexPoint Diversified Real Estate Trust	13,082	54,814
One Liberty Properties, Inc.	6,703	159,934
		5,722,804
Diversified Telecommunication Services — 0.4%
Anterix, Inc. (b)	4,647	119,196
ATN International, Inc.	3,399	55,234
Bandwidth, Inc. - Class A (a) (b)	9,824	156,202
Cogent Communications Holdings, Inc. (a)	16,703	805,252
Globalstar, Inc. (b)	17,442	410,759
IDT Corp. - Class B	6,213	424,472
Security Description	Shares	Value
Diversified Telecommunication Services—(Continued)
Liberty Latin America Ltd. - Class A (b)	10,944	$66,758
Liberty Latin America Ltd. - Class C (b)	45,415	282,481
Lumen Technologies, Inc. (b)	353,240	1,547,191
Shenandoah Telecommunications Co.	17,519	239,309
		4,106,854
Electric Utilities — 1.1%
ALLETE, Inc.	21,031	1,347,456
Genie Energy Ltd. - Class B	7,639	205,336
Hawaiian Electric Industries, Inc. (a) (b)	62,680	666,288
MGE Energy, Inc.	13,557	1,198,981
Oklo, Inc. (b)	37,013	2,072,358
Otter Tail Corp. (a)	14,307	1,102,927
Portland General Electric Co.	39,634	1,610,330
TXNM Energy, Inc.	33,322	1,876,695
		10,080,371
Electrical Equipment — 1.5%
Allient, Inc.	4,654	168,987
American Superconductor Corp. (b)	13,758	504,781
Amprius Technologies, Inc. (b)	35,137	147,927
Array Technologies, Inc. (b)	55,593	327,999
Atkore, Inc.	12,388	873,973
Bloom Energy Corp. - Class A (a) (b)	73,655	1,761,827
EnerSys	14,139	1,212,702
Enovix Corp. (a) (b)	59,102	611,115
Eos Energy Enterprises, Inc. (b)	81,435	416,947
Fluence Energy, Inc. (a) (b)	28,291	189,833
Hyliion Holdings Corp. (a) (b)	50,455	66,601
KULR Technology Group, Inc. (b)	13,047	93,025
LSI Industries, Inc.	10,178	173,128
NANO Nuclear Energy, Inc. (a) (b)	9,785	337,485
NEXTracker, Inc. - Class A (b)	51,094	2,777,981
NuScale Power Corp. (a) (b)	45,714	1,808,446
Plug Power, Inc. (a) (b)	329,562	491,047
Powell Industries, Inc. (a)	3,353	705,639
Power Solutions International, Inc. (b)	2,379	153,874
Preformed Line Products Co.	876	139,993
Shoals Technologies Group, Inc. - Class A (a) (b)	61,702	262,233
Sunrun, Inc. (a) (b)	78,401	641,320
T1 Energy, Inc. (a) (b)	44,992	55,340
Thermon Group Holdings, Inc. (b)	12,017	337,437
Vicor Corp. (b)	8,203	372,088
		14,631,728
Electronic Equipment, Instruments & Components — 3.4%
908 Devices, Inc. (b)	10,758	76,705
Advanced Energy Industries, Inc.	13,570	1,798,025
Aeva Technologies, Inc. (b)	11,223	424,117
Arlo Technologies, Inc. (a) (b)	35,880	608,525
Badger Meter, Inc.	10,672	2,614,106
Bel Fuse, Inc. - Class A	619	55,617
Bel Fuse, Inc. - Class B	3,763	367,608
Belden, Inc.	14,106	1,633,475
Benchmark Electronics, Inc.	12,810	497,412
Climb Global Solutions, Inc.	1,406	150,315
See accompanying notes to financial statements.
BHFTII-270

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
CTS Corp.	10,806	$460,444
Daktronics, Inc. (a) (b)	14,958	226,165
ePlus, Inc. (b)	9,438	680,480
Evolv Technologies Holdings, Inc. (a) (b)	42,572	265,649
Fabrinet (b)	12,995	3,829,367
FARO Technologies, Inc. (b)	6,602	289,960
Frequency Electronics, Inc.	2,433	55,253
Insight Enterprises, Inc. (b) (c)	9,993	1,379,883
Itron, Inc. (b)	16,341	2,150,966
Kimball Electronics, Inc. (b)	10,416	200,300
Knowles Corp. (b)	31,227	550,220
Methode Electronics, Inc. (a)	11,132	105,865
MicroVision, Inc. (a) (b)	116,716	133,056
Mirion Technologies, Inc. (b)	75,781	1,631,565
Napco Security Technologies, Inc.	12,668	376,113
Neonode, Inc. (b)	3,885	99,068
nLight, Inc. (b)	17,416	342,747
Novanta, Inc. (b)	12,995	1,675,445
OSI Systems, Inc. (a) (b)	5,771	1,297,667
Ouster, Inc. (b)	18,523	449,183
PAR Technology Corp. (a) (b)	14,444	1,001,980
PC Connection, Inc.	4,171	274,368
Plexus Corp. (b) (c)	9,678	1,309,530
Powerfleet, Inc. NJ (a) (b)	45,226	194,924
Red Cat Holdings, Inc. (b)	27,781	202,246
Rogers Corp. (b)	6,739	461,487
Sanmina Corp. (b)	18,690	1,828,443
ScanSource, Inc. (b)	8,822	368,848
TTM Technologies, Inc. (b)	36,203	1,477,806
Vishay Intertechnology, Inc.	42,808	679,791
Vishay Precision Group, Inc. (b)	4,194	117,851
Vuzix Corp. (b)	23,804	69,508
		32,412,083
Energy Equipment & Services — 1.7%
Archrock, Inc.	59,489	1,477,112
Aris Water Solutions, Inc. - Class A	10,439	246,882
Atlas Energy Solutions, Inc. (a)	28,370	379,307
Borr Drilling Ltd. (a) (b)	86,344	158,010
Bristow Group, Inc. (b)	10,261	338,305
Cactus, Inc. - Class A	24,665	1,078,354
ChampionX Corp.	69,005	1,714,084
Core Laboratories, Inc. (a)	18,132	208,881
DMC Global, Inc. (a) (b)	7,043	56,767
Expro Group Holdings NV (b)	37,243	319,917
Flowco Holdings, Inc. - Class A	7,113	126,683
Forum Energy Technologies, Inc. (b)	3,314	64,524
Helix Energy Solutions Group, Inc. (b)	51,731	322,801
Helmerich & Payne, Inc. (a)	34,642	525,173
Innovex International, Inc. (a) (b)	14,010	218,836
Kodiak Gas Services, Inc. (a)	19,576	670,869
Liberty Energy, Inc.	57,874	664,394
Nabors Industries Ltd. (a) (b)	5,124	143,574
National Energy Services Reunited Corp. (b)	22,121	133,168
Natural Gas Services Group, Inc. (b)	3,564	91,987
Noble Corp. PLC (a)	46,645	1,238,425
Security Description	Shares	Value
Energy Equipment & Services—(Continued)
Oceaneering International, Inc. (a) (b)	33,836	$701,082
Oil States International, Inc. (b)	21,266	113,986
Patterson-UTI Energy, Inc. (a)	126,516	750,240
ProPetro Holding Corp. (b)	31,801	189,852
Ranger Energy Services, Inc. - Class A	5,274	62,972
RPC, Inc. (a)	30,733	145,367
Seadrill Ltd. (a) (b)	22,951	602,464
Select Water Solutions, Inc.	32,782	283,236
Solaris Energy Infrastructure, Inc. (a)	13,149	371,985
TETRA Technologies, Inc. (b)	46,012	154,600
Tidewater, Inc. (a) (b)	18,202	839,658
Transocean Ltd. (a) (b)	268,236	694,731
Valaris Ltd. (b)	22,583	950,970
		16,039,196
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. - Class A (a) (b)	157,071	486,920
Atlanta Braves Holdings, Inc. - Class A (a) (b)	2,470	121,549
Atlanta Braves Holdings, Inc. - Class C (b)	16,633	777,925
Cinemark Holdings, Inc.	38,086	1,149,435
CuriosityStream, Inc.	12,613	71,011
Eventbrite, Inc. - Class A (b)	28,299	74,426
IMAX Corp. (b)	15,451	432,010
Lionsgate Studios Corp. (b)	69,986	406,619
Madison Square Garden Entertainment Corp. (b)	14,161	566,015
Marcus Corp.	7,922	133,565
Playtika Holding Corp.	21,505	101,719
Reservoir Media, Inc. (a) (b)	7,562	58,001
Sphere Entertainment Co. (b)	10,327	431,669
Starz Entertainment Corp. (b)	4,275	68,699
		4,879,563
Financial Services — 2.5%
Alerus Financial Corp.	7,660	165,762
AvidXchange Holdings, Inc. (b)	62,734	614,166
Banco Latinoamericano de Comercio Exterior SA (a)	10,522	424,037
Burford Capital Ltd.	72,126	1,028,517
Cannae Holdings, Inc.	20,223	421,649
Cantaloupe, Inc. (b)	19,324	212,371
Cass Information Systems, Inc.	4,551	197,741
Compass Diversified Holdings	24,104	151,373
Enact Holdings, Inc.	10,641	395,313
Essent Group Ltd.	36,426	2,212,151
EVERTEC, Inc.	23,195	836,180
Federal Agricultural Mortgage Corp. - Class C (a)	3,279	637,044
Flywire Corp. (b)	43,468	508,575
HA Sustainable Infrastructure Capital, Inc. (a)	44,078	1,183,935
International Money Express, Inc. (b)	11,455	115,581
Jackson Financial, Inc. - Class A	25,595	2,272,580
Marqeta, Inc. - Class A (b)	139,294	812,084
Merchants Bancorp	9,401	310,891
NCR Atleos Corp. (b)	26,007	741,980
NewtekOne, Inc.	8,049	90,793
NMI Holdings, Inc. (b)	28,107	1,185,834
Onity Group, Inc. (b)	2,204	84,127
Pagseguro Digital Ltd. - Class A	68,272	658,142
See accompanying notes to financial statements.
BHFTII-271

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Financial Services—(Continued)
Payoneer Global, Inc. (b)	101,006	$691,891
Paysafe Ltd. (a) (b)	11,871	149,812
Paysign, Inc. (b)	12,749	91,793
PennyMac Financial Services, Inc.	10,536	1,049,807
Priority Technology Holdings, Inc. (b)	12,398	96,456
Radian Group, Inc.	52,003	1,873,148
Remitly Global, Inc. (b)	56,047	1,052,002
Repay Holdings Corp. (a) (b)	28,527	137,500
Security National Financial Corp. - Class A (b)	5,569	54,855
Sezzle, Inc. (a) (b)	5,346	958,270
StoneCo Ltd. - Class A (b)	87,301	1,400,308
Velocity Financial, Inc. (b)	5,353	99,245
Walker & Dunlop, Inc.	11,887	837,796
Waterstone Financial, Inc.	5,854	80,844
		23,834,553
Food Products — 0.9%
Alico, Inc.	2,158	70,523
B&G Foods, Inc. (a)	28,218	119,362
Beyond Meat, Inc. (a) (b)	35,057	122,349
Calavo Growers, Inc.	5,820	154,754
Cal-Maine Foods, Inc. (a)	16,530	1,646,884
Dole PLC	27,248	381,200
Fresh Del Monte Produce, Inc.	12,227	396,399
Hain Celestial Group, Inc. (b)	50,438	76,666
J&J Snack Foods Corp. (a)	5,485	622,054
J.M. Smucker Co.	1	98
John B Sanfilippo & Son, Inc.	3,070	194,147
Lancaster Colony Corp.	7,234	1,249,818
Limoneira Co.	5,916	92,585
Mama's Creations, Inc. (b)	11,318	93,939
Mission Produce, Inc. (b)	17,847	209,167
Seneca Foods Corp. - Class A (b)	1,733	175,778
Simply Good Foods Co. (a) (b)	33,776	1,066,984
SunOpta, Inc. (b)	34,321	199,062
Tootsie Roll Industries, Inc.	6,383	213,511
TreeHouse Foods, Inc. (b)	19,536	379,389
Utz Brands, Inc.	26,510	332,700
Vital Farms, Inc. (a) (b)	12,501	481,539
Westrock Coffee Co. (a) (b)	16,741	95,926
WK Kellogg Co. (a)	23,808	379,500
		8,754,334
Gas Utilities — 1.0%
Brookfield Infrastructure Corp. - Class A	43,305	1,801,488
Chesapeake Utilities Corp.	8,219	988,088
New Jersey Resources Corp.	36,320	1,627,862
Northwest Natural Holding Co.	14,545	577,727
ONE Gas, Inc. (a)	21,531	1,547,218
RGC Resources, Inc. (a)	2,683	60,046
Southwest Gas Holdings, Inc.	23,274	1,731,353
Spire, Inc.	20,737	1,513,594
		9,847,376
Ground Transportation — 0.4%
ArcBest Corp.	8,448	650,580
Security Description	Shares	Value
Ground Transportation—(Continued)
Covenant Logistics Group, Inc.	6,288	$151,604
FTAI Infrastructure, Inc. (a)	40,293	248,608
Heartland Express, Inc.	16,903	146,042
Hertz Global Holdings, Inc. (b)	43,292	295,684
Marten Transport Ltd.	20,940	272,011
Proficient Auto Logistics, Inc. (a) (b)	8,032	58,312
RXO, Inc. (b)	58,825	924,729
Universal Logistics Holdings, Inc. (a)	2,513	63,780
Werner Enterprises, Inc.	22,137	605,668
		3,417,018
Health Care Equipment & Supplies — 2.8%
Accuray, Inc. (b)	38,144	52,257
Alphatec Holdings, Inc. (b)	41,879	464,857
AngioDynamics, Inc. (b)	12,461	123,613
Artivion, Inc. (b)	14,401	447,871
AtriCure, Inc. (a) (b)	17,092	560,105
Avanos Medical, Inc. (b)	15,903	194,653
Axogen, Inc. (b)	15,599	169,249
Beta Bionics, Inc. (b)	5,029	73,222
Bioventus, Inc. - Class A (a) (b)	17,502	115,863
Butterfly Network, Inc. (b)	72,178	144,356
Ceribell, Inc. (b)	9,275	173,721
Cerus Corp. (b)	66,554	93,841
ClearPoint Neuro, Inc. (b)	9,553	114,063
CONMED Corp. (a)	11,116	578,921
Delcath Systems, Inc. (b)	11,270	153,272
Electromed, Inc. (b)	2,583	56,800
Embecta Corp. (a)	20,868	202,211
Enovis Corp. (b)	20,589	645,671
Glaukos Corp. (b)	20,112	2,077,368
Haemonetics Corp. (b)	18,144	1,353,724
ICU Medical, Inc. (b)	8,704	1,150,234
Inogen, Inc. (b)	7,678	53,976
Integer Holdings Corp. (b)	12,407	1,525,689
Integra LifeSciences Holdings Corp. (a) (b)	24,445	299,940
iRadimed Corp. (a)	2,985	178,473
iRhythm Technologies, Inc. (a) (b)	11,473	1,766,383
Kestra Medical Technologies Ltd. (b)	5,078	84,193
KORU Medical Systems, Inc. (b)	15,928	57,022
Lantheus Holdings, Inc. (b)	24,080	1,971,189
LeMaitre Vascular, Inc.	7,309	607,012
LivaNova PLC (b)	19,622	883,382
Merit Medical Systems, Inc. (b)	21,040	1,966,819
Neogen Corp. (a) (b)	78,441	374,948
NeuroPace, Inc. (b)	9,229	102,811
Novocure Ltd. (b)	38,427	684,001
Omnicell, Inc. (b)	16,453	483,718
OraSure Technologies, Inc. (b)	29,707	89,121
Orthofix Medical, Inc. (b)	14,150	157,773
OrthoPediatrics Corp. (a) (b)	5,617	120,653
Outset Medical, Inc. (b)	6,685	128,419
PROCEPT BioRobotics Corp. (a) (b)	18,982	1,093,363
Pulse Biosciences, Inc. (a) (b)	5,792	87,401
QuidelOrtho Corp. (b)	24,441	704,390
RxSight, Inc. (b)	12,974	168,662
See accompanying notes to financial statements.
BHFTII-272

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
SANUWAVE Health, Inc. (b)	2,710	$89,051
Semler Scientific, Inc. (a) (b)	3,159	122,380
SI-BONE, Inc. (a) (b)	14,641	275,544
Sight Sciences, Inc. (b)	16,321	67,406
STAAR Surgical Co. (b)	17,911	300,547
Stereotaxis, Inc. (b)	21,608	45,809
Surmodics, Inc. (b)	4,747	141,033
Tactile Systems Technology, Inc. (b)	7,825	79,346
Tandem Diabetes Care, Inc. (b)	23,352	435,281
TransMedics Group, Inc. (a) (b)	11,961	1,602,894
Treace Medical Concepts, Inc. (b)	16,496	96,996
UFP Technologies, Inc. (a) (b)	2,717	663,383
Utah Medical Products, Inc.	1,293	73,598
Varex Imaging Corp. (b)	14,212	123,218
Zimvie, Inc. (b)	9,020	84,337
		26,736,033
Health Care Providers & Services — 3.2%
AdaptHealth Corp. (b)	36,987	348,787
Addus HomeCare Corp. (b)	6,545	753,919
agilon health, Inc. (b)	113,767	261,664
Alignment Healthcare, Inc. (b)	46,306	648,284
AMN Healthcare Services, Inc. (b)	13,777	284,771
Ardent Health, Inc. (b)	8,785	120,003
Astrana Health, Inc. (b)	15,551	386,909
Aveanna Healthcare Holdings, Inc. (b)	18,054	94,422
BrightSpring Health Services, Inc. (b)	30,636	722,703
Brookdale Senior Living, Inc. (b)	82,808	576,344
Castle Biosciences, Inc. (b)	9,449	192,949
Clover Health Investments Corp. (b)	147,332	411,056
Community Health Systems, Inc. (b)	47,333	160,932
Concentra Group Holdings Parent, Inc.	42,289	869,885
CorVel Corp. (a) (b)	10,484	1,077,546
Cross Country Healthcare, Inc. (b)	10,985	143,354
DocGo, Inc. (a) (b)	36,589	57,445
Enhabit, Inc. (a) (b)	17,210	165,904
Ensign Group, Inc.	20,205	3,116,823
Fulgent Genetics, Inc. (a) (b)	7,417	147,450
GeneDx Holdings Corp. (b)	6,815	629,093
Guardant Health, Inc. (b)	42,958	2,235,534
HealthEquity, Inc. (b)	30,690	3,215,084
Hims & Hers Health, Inc. (a) (b)	68,144	3,396,978
Joint Corp. (b)	4,230	48,814
LifeStance Health Group, Inc. (b)	50,728	262,264
Nano-X Imaging Ltd. (a) (b)	24,274	125,497
National HealthCare Corp.	4,513	482,936
National Research Corp.	7,192	120,826
NeoGenomics, Inc. (b)	45,981	336,121
Nutex Health, Inc. (b)	1,285	159,970
Oncology Institute, Inc. (b)	24,113	49,432
OPKO Health, Inc. (a) (b)	131,763	173,927
Option Care Health, Inc. (b)	60,020	1,949,450
Owens & Minor, Inc. (a) (b)	27,444	249,740
PACS Group, Inc. (b)	16,317	210,816
Pediatrix Medical Group, Inc. (b)	32,360	464,366
Pennant Group, Inc. (b)	11,790	351,931
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
Performant Healthcare, Inc. (b)	25,910	$103,640
Premier, Inc. - Class A	32,966	722,944
Privia Health Group, Inc. (b)	41,615	957,145
Progyny, Inc. (a) (b)	26,356	579,832
RadNet, Inc. (b)	23,722	1,350,019
Select Medical Holdings Corp. (a)	38,874	590,107
Sonida Senior Living, Inc. (b)	2,068	51,597
Surgery Partners, Inc. (a) (b)	27,716	616,127
Talkspace, Inc. (b)	46,541	129,384
U.S. Physical Therapy, Inc.	5,410	423,062
Viemed Healthcare, Inc. (b)	11,496	79,437
		30,607,223
Health Care REITs — 0.9%
American Healthcare REIT, Inc. (a)	57,399	2,108,840
CareTrust REIT, Inc.	67,997	2,080,708
Community Healthcare Trust, Inc.	8,914	148,240
Diversified Healthcare Trust (a)	76,563	274,096
Global Medical REIT, Inc.	23,368	161,940
LTC Properties, Inc. (a)	16,431	568,677
National Health Investors, Inc.	16,652	1,167,638
Sabra Health Care REIT, Inc. (a)	85,609	1,578,630
Sila Realty Trust, Inc.	20,260	479,554
Universal Health Realty Income Trust	4,263	170,392
		8,738,715
Health Care Technology — 0.5%
Claritev Corp. (b)	2,919	131,735
Definitive Healthcare Corp. (a) (b)	14,365	56,024
Evolent Health, Inc. - Class A (b)	41,785	470,499
Health Catalyst, Inc. (b)	24,903	93,884
HealthStream, Inc. (a)	8,897	246,180
LifeMD, Inc. (b)	13,716	186,812
OptimizeRx Corp. (b)	6,836	92,286
Phreesia, Inc. (b)	20,093	571,847
Schrodinger, Inc. (a) (b)	19,989	402,179
Simulations Plus, Inc. (a)	5,451	95,120
Teladoc Health, Inc. (b)	61,440	535,142
TruBridge, Inc. (b)	3,689	86,396
Waystar Holding Corp. (b)	32,920	1,345,440
		4,313,544
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc. (a)	81,653	952,890
Braemar Hotels & Resorts, Inc.	23,321	57,136
Chatham Lodging Trust	15,745	109,743
DiamondRock Hospitality Co.	75,338	577,089
Pebblebrook Hotel Trust	42,835	427,922
RLJ Lodging Trust	53,713	391,031
Ryman Hospitality Properties, Inc. (a)	21,176	2,089,436
Service Properties Trust	57,887	138,350
Summit Hotel Properties, Inc.	39,980	203,498
Sunstone Hotel Investors, Inc.	68,509	594,658
Xenia Hotels & Resorts, Inc.	36,574	459,735
		6,001,488
See accompanying notes to financial statements.
BHFTII-273

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc. (b)	18,728	$220,429
Biglari Holdings, Inc. - Class B (a) (b)	274	80,066
BJ's Restaurants, Inc. (b)	7,749	345,605
Bloomin' Brands, Inc.	30,409	261,821
Brinker International, Inc. (b)	15,927	2,872,116
Cheesecake Factory, Inc. (a)	16,582	1,039,028
Cracker Barrel Old Country Store, Inc. (a)	7,974	487,052
Dave & Buster's Entertainment, Inc. (a) (b)	9,837	295,897
Denny's Corp. (b)	18,613	76,313
Dine Brands Global, Inc.	5,258	127,927
El Pollo Loco Holdings, Inc. (b)	8,952	98,562
Everi Holdings, Inc. (b)	30,516	434,548
First Watch Restaurant Group, Inc. (b)	15,086	241,979
Genius Sports Ltd. (b)	80,211	834,194
Global Business Travel Group I (a) (b)	34,958	220,235
Golden Entertainment, Inc. (a)	7,102	209,012
Hilton Grand Vacations, Inc. (a) (b)	22,060	916,152
Inspired Entertainment, Inc. (a) (b)	7,099	57,999
International Game Technology PLC	40,851	645,854
Jack in the Box, Inc. (a)	6,468	112,931
Krispy Kreme, Inc. (a)	29,632	86,229
Kura Sushi USA, Inc. - Class A (a) (b)	2,410	207,453
Life Time Group Holdings, Inc. (b)	49,005	1,486,322
Lindblad Expeditions Holdings, Inc. (b)	14,883	173,685
Marriott Vacations Worldwide Corp.	11,524	833,300
Monarch Casino & Resort, Inc.	4,658	402,638
Nathan's Famous, Inc.	956	105,714
Papa John's International, Inc.	11,956	585,127
PlayAGS, Inc. (b)	16,370	204,461
Portillo's, Inc. - Class A (a) (b)	22,650	264,326
Potbelly Corp. (a) (b)	9,106	111,549
Pursuit Attractions & Hospitality, Inc. (a) (b)	7,380	212,765
RCI Hospitality Holdings, Inc.	2,918	111,234
Red Rock Resorts, Inc. - Class A (a)	17,654	918,538
Rush Street Interactive, Inc. (b)	32,322	481,598
Sabre Corp. (a) (b)	131,162	414,472
Serve Robotics, Inc. (b)	17,449	199,617
Shake Shack, Inc. - Class A (b)	13,989	1,966,853
Six Flags Entertainment Corp. (a) (b)	34,692	1,055,678
Super Group SGHC Ltd.	57,861	634,735
Sweetgreen, Inc. - Class A (a) (b)	37,696	560,916
Target Hospitality Corp. (a) (b)	10,651	75,835
United Parks & Resorts, Inc. (a) (b)	9,762	460,278
Xponential Fitness, Inc. - Class A (a) (b)	8,434	63,171
		21,194,214
Household Durables — 1.7%
Beazer Homes USA, Inc. (b)	10,688	239,091
Cavco Industries, Inc. (b)	2,811	1,221,183
Century Communities, Inc.	10,030	564,890
Champion Homes, Inc. (b)	19,451	1,217,827
Cricut, Inc. - Class A	15,768	106,749
Dream Finders Homes, Inc. - Class A (a) (b)	10,204	256,427
Ethan Allen Interiors, Inc.	7,632	212,551
Flexsteel Industries, Inc. (a)	1,547	55,738
Green Brick Partners, Inc. (b)	11,172	702,495
Security Description	Shares	Value
Household Durables—(Continued)
Hamilton Beach Brands Holding Co. - Class A	2,859	$51,148
Helen of Troy Ltd. (b)	8,216	233,170
Hovnanian Enterprises, Inc. - Class A (b)	1,795	187,667
Installed Building Products, Inc. (a)	8,444	1,522,622
KB Home	25,188	1,334,208
La-Z-Boy, Inc.	15,201	565,021
Legacy Housing Corp. (b)	4,120	93,359
Leggett & Platt, Inc.	48,152	429,516
LGI Homes, Inc. (b)	7,499	386,348
Lovesac Co. (b)	5,942	108,144
M/I Homes, Inc. (b)	9,531	1,068,616
Meritage Homes Corp. (c)	25,575	1,712,758
Sonos, Inc. (b)	44,300	478,883
Taylor Morrison Home Corp. (b)	35,750	2,195,765
Tri Pointe Homes, Inc. (b)	33,050	1,055,948
		16,000,124
Household Products — 0.3%
Central Garden & Pet Co. (Voting Shares) (b)	3,370	118,556
Central Garden & Pet Co. (Non-Voting Shares) - Class A (b)	18,751	586,719
Energizer Holdings, Inc. (a)	25,842	520,975
Oil-Dri Corp. of America	3,318	195,729
Spectrum Brands Holdings, Inc.	9,229	489,137
WD-40 Co.	4,900	1,117,641
		3,028,757
Independent Power and Renewable Electricity Producers — 0.2%
Montauk Renewables, Inc. (b)	26,879	59,671
Ormat Technologies, Inc. (a)	21,952	1,838,700
		1,898,371
Industrial Conglomerates — 0.0%
Brookfield Business Corp. - Class A	9,192	286,790
Industrial REITs — 0.4%
Industrial Logistics Properties Trust	23,053	104,891
Innovative Industrial Properties, Inc.	10,096	557,501
LXP Industrial Trust (a)	105,102	868,143
Plymouth Industrial REIT, Inc. (a)	14,425	231,665
Terreno Realty Corp.	36,811	2,063,993
		3,826,193
Insurance — 2.3%
Ambac Financial Group, Inc. (b)	15,642	111,058
American Coastal Insurance Corp. - Class C	8,755	97,356
AMERISAFE, Inc.	6,840	299,113
Baldwin Insurance Group, Inc. (a) (b)	25,322	1,084,035
Bowhead Specialty Holdings, Inc. (b)	5,692	213,621
Citizens, Inc. (b)	17,037	59,459
CNO Financial Group, Inc.	35,629	1,374,567
Crawford & Co. - Class A	4,656	49,261
Donegal Group, Inc. - Class A	5,184	103,810
Employers Holdings, Inc.	8,865	418,251
Enstar Group Ltd. (b)	4,406	1,482,002
F&G Annuities & Life, Inc.	7,849	251,011
Fidelis Insurance Holdings Ltd.	21,817	361,726
See accompanying notes to financial statements.
BHFTII-274

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Insurance—(Continued)
Genworth Financial, Inc. (b)	147,924	$1,150,849
Goosehead Insurance, Inc. - Class A (a)	8,597	907,069
Greenlight Capital Re Ltd. - Class A (a) (b)	9,976	143,355
Hamilton Insurance Group Ltd. - Class B (b)	16,464	355,952
HCI Group, Inc.	3,276	498,607
Heritage Insurance Holdings, Inc. (b)	7,545	188,172
Hippo Holdings, Inc. (a) (b)	8,234	229,976
Horace Mann Educators Corp.	14,746	633,636
Investors Title Co.	644	136,077
James River Group Holdings Ltd.	13,704	80,305
Kingstone Cos., Inc. (b)	4,145	63,874
Kingsway Financial Services, Inc. (b)	6,710	90,853
Lemonade, Inc. (a) (b)	20,059	878,785
MBIA, Inc. (a) (b)	17,040	73,954
Mercury General Corp.	9,599	646,397
Oscar Health, Inc. - Class A (b)	66,141	1,418,063
Palomar Holdings, Inc. (b)	9,493	1,464,295
ProAssurance Corp. (b)	18,309	417,994
Root, Inc. - Class A (b)	3,876	496,012
Safety Insurance Group, Inc.	5,269	418,306
Selective Insurance Group, Inc.	21,891	1,896,855
Selectquote, Inc. (b)	50,259	119,616
SiriusPoint Ltd. (b)	36,972	753,859
Skyward Specialty Insurance Group, Inc. (b)	13,404	774,617
Stewart Information Services Corp.	10,400	677,040
Tiptree, Inc.	8,231	194,087
Trupanion, Inc. (b)	13,380	740,583
United Fire Group, Inc.	8,559	245,643
Universal Insurance Holdings, Inc.	9,237	256,142
		21,856,243
Interactive Media & Services — 0.6%
Angi, Inc. (b)	15,697	239,536
Bumble, Inc. - Class A (a) (b)	27,112	178,668
Cargurus, Inc. (b)	30,338	1,015,413
Cars.com, Inc. (b)	19,832	235,009
EverQuote, Inc. - Class A (b)	9,942	240,398
fuboTV, Inc. (b)	129,517	499,936
Getty Images Holdings, Inc. (a) (b)	43,215	71,737
Grindr, Inc. (b)	12,273	278,597
MediaAlpha, Inc. - Class A (b)	13,769	150,771
Nextdoor Holdings, Inc. (a) (b)	80,095	132,958
QuinStreet, Inc. (b)	19,682	316,880
Rumble, Inc. (b)	29,036	260,743
Shutterstock, Inc.	9,001	170,659
TripAdvisor, Inc. (b)	41,977	547,800
TrueCar, Inc. (b)	29,706	56,441
Vimeo, Inc. (b)	53,887	217,703
VTEX - Class A (b)	21,715	143,319
Webtoon Entertainment, Inc. (a) (b)	5,281	47,951
Yelp, Inc. (b)	22,236	762,028
Ziff Davis, Inc. (b)	15,373	465,341
ZipRecruiter, Inc. - Class A (b)	26,343	131,978
		6,163,866
Security Description	Shares	Value
IT Services — 0.5%
Applied Digital Corp. (a) (b)	64,190	$646,393
ASGN, Inc. (b) (c)	15,356	766,725
Backblaze, Inc. - Class A (b)	20,411	112,261
BigBear.ai Holdings, Inc. (a) (b)	105,270	714,783
BigCommerce Holdings, Inc. - Series 1 (b)	25,510	127,550
Couchbase, Inc. (b)	15,725	383,376
DigitalOcean Holdings, Inc. (a) (b)	23,637	675,073
Fastly, Inc. - Class A (b)	52,908	373,530
Grid Dynamics Holdings, Inc. (b)	23,921	276,288
Hackett Group, Inc.	8,523	216,655
Information Services Group, Inc.	13,053	62,654
TSS, Inc. (b)	6,787	195,669
Tucows, Inc. - Class A (b)	2,857	56,311
Unisys Corp. (b)	24,511	111,035
		4,718,303
Leisure Products — 0.4%
Acushnet Holdings Corp. (a)	10,158	739,705
American Outdoor Brands, Inc. (b)	4,600	48,070
Escalade, Inc. (a)	3,400	47,532
Funko, Inc. - Class A (b)	11,860	56,454
JAKKS Pacific, Inc.	2,462	51,160
Johnson Outdoors, Inc. - Class A	1,983	60,025
Latham Group, Inc. (a) (b)	13,676	87,253
Malibu Boats, Inc. - Class A (b)	6,654	208,536
MasterCraft Boat Holdings, Inc. (a) (b)	5,986	111,220
Peloton Interactive, Inc. - Class A (a) (b)	132,801	921,639
Polaris, Inc.	19,215	781,090
Smith & Wesson Brands, Inc. (a)	18,698	162,299
Sturm Ruger & Co., Inc.	5,950	213,605
Topgolf Callaway Brands Corp. (a) (b)	47,697	383,961
		3,872,549
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc. - Class A (b)	38,134	441,592
Adaptive Biotechnologies Corp. (b)	53,877	627,667
Azenta, Inc. (b)	14,747	453,913
BioLife Solutions, Inc. (a) (b)	13,116	282,519
Codexis, Inc. (b)	30,324	73,990
CryoPort, Inc. (b)	17,769	132,557
Cytek Biosciences, Inc. (b)	44,359	150,821
Fortrea Holdings, Inc. (b)	34,022	168,069
Lifecore Biomedical, Inc. (b)	8,722	70,823
Maravai LifeSciences Holdings, Inc. - Class A (b)	46,605	112,318
MaxCyte, Inc. (b)	35,058	76,426
Mesa Laboratories, Inc.	1,730	163,000
Niagen Bioscience, Inc. (b)	18,251	262,997
OmniAb, Inc. (b)	39,804	69,259
OmniAb, Inc. (a) (b) (d) (e)	4,218	0
Pacific Biosciences of California, Inc. (a) (b)	99,807	123,761
Personalis, Inc. (b)	18,394	120,665
Quanterix Corp. (a) (b)	15,533	103,294
Quantum-Si, Inc. (a) (b)	46,498	91,136
Standard BioTools, Inc. (a) (b)	109,362	131,234
		3,656,041
See accompanying notes to financial statements.
BHFTII-275

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery — 3.7%
3D Systems Corp. (a) (b)	49,143	$75,680
Alamo Group, Inc.	3,679	803,420
Albany International Corp. - Class A	11,199	785,386
Astec Industries, Inc.	8,230	343,109
Atmus Filtration Technologies, Inc.	30,117	1,096,861
Blue Bird Corp. (a) (b)	11,568	499,275
Chart Industries, Inc. (b)	16,270	2,678,856
Columbus McKinnon Corp.	10,238	156,334
Douglas Dynamics, Inc.	7,665	225,888
Eastern Co.	1,739	39,684
Energy Recovery, Inc. (b)	20,486	261,811
Enerpac Tool Group Corp.	19,510	791,326
Enpro, Inc. (a)	7,606	1,456,929
ESCO Technologies, Inc.	9,353	1,794,560
Federal Signal Corp. (a)	21,607	2,299,417
Franklin Electric Co., Inc.	14,370	1,289,564
Gencor Industries, Inc. (b)	3,563	49,882
Gorman-Rupp Co.	7,300	268,056
Graham Corp. (b)	3,388	167,740
Greenbrier Cos., Inc.	11,018	507,379
Helios Technologies, Inc.	11,947	398,671
Hillenbrand, Inc.	25,206	505,884
Hillman Solutions Corp. (b)	70,857	505,919
Hyster-Yale, Inc.	3,736	148,618
JBT Marel Corp.	18,791	2,259,806
Kadant, Inc. (a)	4,240	1,345,988
Kennametal, Inc.	28,438	652,936
L.B. Foster Co. - Class A (b)	5,119	111,953
Lindsay Corp.	3,895	561,854
Luxfer Holdings PLC	8,672	105,625
Manitowoc Co., Inc. (b)	11,464	137,797
Mayville Engineering Co., Inc. (b)	5,214	83,215
Microvast Holdings, Inc. (b)	73,089	265,313
Miller Industries, Inc. (a)	4,021	178,774
Mueller Water Products, Inc. - Class A	56,217	1,351,457
Palladyne AI Corp. (b)	9,932	86,011
Park-Ohio Holdings Corp.	2,839	50,705
Proto Labs, Inc. (b)	8,980	359,559
REV Group, Inc.	18,462	878,607
Richtech Robotics, Inc. (b)	28,138	54,869
Shyft Group, Inc. (a)	10,402	130,441
SPX Technologies, Inc. (b)	16,411	2,751,796
Standex International Corp.	4,175	653,304
Tennant Co.	6,813	527,871
Terex Corp.	23,891	1,115,471
Titan International, Inc. (a) (b)	18,235	187,273
Trinity Industries, Inc.	29,312	791,717
Wabash National Corp.	15,563	165,435
Watts Water Technologies, Inc. - Class A	9,879	2,429,147
Worthington Enterprises, Inc.	11,344	721,932
		35,109,105
Marine Transportation — 0.2%
Costamare, Inc.	13,997	127,513
Genco Shipping & Trading Ltd.	17,156	224,229
Golden Ocean Group Ltd. (a)	38,353	280,744
Security Description	Shares	Value
Marine Transportation—(Continued)
Himalaya Shipping Ltd. (a) (b)	10,455	$60,325
Matson, Inc. (a)	11,641	1,296,225
Pangaea Logistics Solutions Ltd.	11,664	54,821
Safe Bulkers, Inc.	21,674	78,243
		2,122,100
Media — 0.8%
Advantage Solutions, Inc. (a) (b)	38,561	50,901
Altice USA, Inc. - Class A (b)	94,894	203,073
AMC Networks, Inc. - Class A (b)	10,133	63,534
Boston Omaha Corp. - Class A (a) (b)	7,716	108,333
Cable One, Inc. (a)	2,025	275,015
EchoStar Corp. - Class A (a) (b)	48,844	1,352,979
Entravision Communications Corp. - Class A	22,949	53,242
EW Scripps Co. - Class A (b)	22,402	65,862
Gambling.com Group Ltd. (b)	6,153	73,159
Gannett Co., Inc. (a) (b)	51,270	183,547
Gray Media, Inc.	30,440	137,893
Ibotta, Inc. - Class A (b)	5,644	206,570
iHeartMedia, Inc. - Class A (a) (b)	38,469	67,705
Integral Ad Science Holding Corp. (b)	26,393	219,326
John Wiley & Sons, Inc. - Class A	14,840	662,309
Magnite, Inc. (a) (b)	50,431	1,216,396
National CineMedia, Inc.	23,368	113,218
Nexxen International Ltd. (b)	14,215	147,978
PubMatic, Inc. - Class A (b)	14,669	182,482
Scholastic Corp.	8,189	171,805
Sinclair, Inc.	14,030	193,895
Stagwell, Inc. (a) (b)	41,957	188,807
TechTarget, Inc. (a) (b)	9,094	70,660
TEGNA, Inc. (a)	57,932	970,940
Thryv Holdings, Inc. (a) (b)	14,032	170,629
WideOpenWest, Inc. (b)	18,173	73,782
		7,224,040
Metals & Mining — 1.4%
Alpha Metallurgical Resources, Inc. (b)	4,219	474,553
Caledonia Mining Corp. PLC (a)	5,467	105,622
Century Aluminum Co. (b)	19,036	343,029
Coeur Mining, Inc. (b)	230,569	2,042,841
Commercial Metals Co.	41,397	2,024,727
Compass Minerals International, Inc. (b)	12,615	253,435
Constellium SE (b)	51,416	683,833
Contango ORE, Inc. (b)	3,375	65,745
Dakota Gold Corp. (a) (b)	32,576	120,206
Ferroglobe PLC	43,948	161,289
Hecla Mining Co.	216,263	1,295,415
Idaho Strategic Resources, Inc. (b)	4,989	65,256
Ivanhoe Electric, Inc. (a) (b)	30,543	277,025
Kaiser Aluminum Corp.	5,758	460,064
MAC Copper Ltd. (b)	26,161	316,287
Materion Corp.	7,396	587,021
Metallus, Inc. (b)	14,231	219,300
NioCorp Developments Ltd. (b)	21,045	49,035
Novagold Resources, Inc. (b)	98,237	401,789
Olympic Steel, Inc.	3,243	105,689
See accompanying notes to financial statements.
BHFTII-276

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Metals & Mining—(Continued)
Perpetua Resources Corp. (b)	17,021	$206,635
Radius Recycling, Inc.	10,100	299,869
Ramaco Resources, Inc. - Class A (a)	12,890	169,375
Ryerson Holding Corp.	11,185	241,261
SSR Mining, Inc. (b)	73,613	937,830
SunCoke Energy, Inc.	30,134	258,851
Tredegar Corp. (b)	8,668	76,278
U.S. Antimony Corp. (b)	34,304	74,783
U.S. Gold Corp. (b)	4,456	54,363
Vox Royalty Corp.	16,316	51,559
Warrior Met Coal, Inc.	18,576	851,338
Worthington Steel, Inc.	11,781	351,427
		13,625,730
Mortgage Real Estate Investment Trusts — 0.9%
AG Mortgage Investment Trust, Inc.	10,516	79,396
Apollo Commercial Real Estate Finance, Inc.	50,471	488,559
Arbor Realty Trust, Inc. (a)	68,831	736,492
ARES Commercial Real Estate Corp. (a)	19,531	93,163
ARMOUR Residential REIT, Inc. (a)	29,800	500,938
Blackstone Mortgage Trust, Inc. - Class A (a)	60,145	1,157,791
BrightSpire Capital, Inc.	46,860	236,643
Chicago Atlantic Real Estate Finance, Inc.	5,740	80,130
Chimera Investment Corp.	28,916	401,065
Claros Mortgage Trust, Inc.	31,825	90,701
Dynex Capital, Inc. (a)	38,107	465,668
Ellington Financial, Inc. (a)	33,383	433,645
Franklin BSP Realty Trust, Inc. (a)	29,093	311,004
Invesco Mortgage Capital, Inc. (a)	27,247	213,617
KKR Real Estate Finance Trust, Inc.	23,539	206,437
Ladder Capital Corp.	40,736	437,912
MFA Financial, Inc.	37,290	352,763
New York Mortgage Trust, Inc. (a)	30,974	207,526
Orchid Island Capital, Inc. (a)	39,118	274,217
PennyMac Mortgage Investment Trust (a)	33,400	429,524
Ready Capital Corp. (a)	60,474	264,271
Redwood Trust, Inc. (a)	48,224	285,004
Seven Hills Realty Trust (a)	4,508	54,412
TPG RE Finance Trust, Inc.	24,956	192,660
Two Harbors Investment Corp.	37,275	401,452
		8,394,990
Multi-Utilities — 0.4%
Avista Corp.	28,945	1,098,463
Black Hills Corp.	26,133	1,466,061
Northwestern Energy Group, Inc.	22,078	1,132,601
Unitil Corp.	5,731	298,872
		3,995,997
Office REITs — 0.7%
Brandywine Realty Trust	62,519	268,206
City Office REIT, Inc.	14,540	77,644
COPT Defense Properties	41,940	1,156,705
Douglas Emmett, Inc. (a)	57,853	870,109
Easterly Government Properties, Inc. (a)	13,938	309,424
Empire State Realty Trust, Inc. - Class A	48,092	389,064
Security Description	Shares	Value
Office REITs—(Continued)
Franklin Street Properties Corp.	34,558	$56,675
Hudson Pacific Properties, Inc. (b)	112,628	308,601
JBG SMITH Properties (a)	26,703	461,962
NET Lease Office Properties (b)	5,003	162,848
Paramount Group, Inc. (b)	67,570	412,177
Peakstone Realty Trust (a)	12,370	163,408
Piedmont Realty Trust, Inc. - Class A	45,042	328,356
Postal Realty Trust, Inc. - Class A	7,808	115,012
SL Green Realty Corp. (a)	25,874	1,601,600
		6,681,791
Oil, Gas & Consumable Fuels — 3.0%
Ardmore Shipping Corp.	13,795	132,432
Berry Corp.	28,115	77,879
BKV Corp. (b)	5,376	129,669
California Resources Corp.	23,625	1,078,954
Calumet, Inc. (b)	25,181	396,727
Centrus Energy Corp. - Class A (a) (b)	5,320	974,518
Chord Energy Corp.	1	97
Clean Energy Fuels Corp. (b)	63,971	124,743
CNX Resources Corp. (b)	51,602	1,737,955
Comstock Resources, Inc. (b)	26,667	737,876
Core Natural Resources, Inc.	19,033	1,327,361
Crescent Energy Co. - Class A	65,017	559,146
CVR Energy, Inc.	11,862	318,495
Delek U.S. Holdings, Inc. (a)	22,794	482,777
DHT Holdings, Inc.	44,668	482,861
Diversified Energy Co. PLC	20,180	296,041
Dorian LPG Ltd.	13,115	319,744
Encore Energy Corp. (b)	66,494	190,173
Energy Fuels, Inc. (b)	75,456	433,872
Epsilon Energy Ltd.	7,076	52,221
Evolution Petroleum Corp. (a)	11,461	53,867
Excelerate Energy, Inc. - Class A	8,493	249,015
FLEX LNG Ltd. (a)	11,155	245,187
Gevo, Inc. (b)	84,100	111,012
Golar LNG Ltd. (a)	35,949	1,480,739
Granite Ridge Resources, Inc. (a)	17,793	113,341
Green Plains, Inc. (b)	23,290	140,439
Gulfport Energy Corp. (b)	5,504	1,107,240
Hallador Energy Co. (b)	11,235	177,850
HighPeak Energy, Inc.	7,619	74,666
Infinity Natural Resources, Inc. - Class A (b)	4,799	87,870
International Seaways, Inc. (a)	14,518	529,617
Kinetik Holdings, Inc.	15,953	702,730
Kolibri Global Energy, Inc. (b)	13,575	92,989
Kosmos Energy Ltd. (a) (b)	163,967	282,023
Lightbridge Corp. (b)	7,188	96,104
Magnolia Oil & Gas Corp. - Class A (a)	67,017	1,506,542
Murphy Oil Corp.	48,438	1,089,855
NACCO Industries, Inc. - Class A	1,471	65,180
Navigator Holdings Ltd.	11,851	167,692
New Fortress Energy, Inc.	63,520	210,886
NextDecade Corp. (a) (b)	48,210	429,551
Nordic American Tankers Ltd. (a)	71,991	189,336
Northern Oil & Gas, Inc. (a)	32,571	923,388
See accompanying notes to financial statements.
BHFTII-277

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Par Pacific Holdings, Inc. (b)	20,127	$533,969
PBF Energy, Inc. - Class A	30,183	654,066
Peabody Energy Corp.	45,329	608,315
REX American Resources Corp. (b)	5,256	256,020
Riley Exploration Permian, Inc.	4,955	129,970
Sable Offshore Corp. (a) (b)	24,862	546,467
SandRidge Energy, Inc.	13,175	142,553
Scorpio Tankers, Inc. (a)	15,809	618,606
SFL Corp. Ltd. (a)	46,611	388,270
Sitio Royalties Corp. - Class A	28,972	532,505
SM Energy Co.	40,979	1,012,591
Summit Midstream Corp. (b)	3,808	93,410
Talos Energy, Inc. (b)	43,099	365,479
Teekay Corp. Ltd.	18,917	156,065
Teekay Tankers Ltd. - Class A	8,649	360,836
Uranium Energy Corp. (a) (b)	153,494	1,043,759
VAALCO Energy, Inc.	37,538	135,512
Vital Energy, Inc. (a) (b)	10,293	165,614
Vitesse Energy, Inc. (a)	10,875	240,229
W&T Offshore, Inc. (a)	35,482	58,545
World Kinect Corp.	19,210	544,603
		28,568,044
Paper & Forest Products — 0.1%
Clearwater Paper Corp. (b)	5,381	146,579
Magnera Corp. (b)	12,249	147,968
Sylvamo Corp.	12,653	633,915
		928,462
Passenger Airlines — 0.5%
Allegiant Travel Co. (b)	5,412	297,390
Blade Air Mobility, Inc. (b)	20,705	83,441
Frontier Group Holdings, Inc. (a) (b)	32,140	116,668
JetBlue Airways Corp. (b)	115,974	490,570
Joby Aviation, Inc. (a) (b)	166,589	1,757,514
SkyWest, Inc. (b)	14,558	1,499,037
Sun Country Airlines Holdings, Inc. (b)	18,930	222,428
		4,467,048
Personal Care Products — 0.2%
Beauty Health Co. (b)	44,335	84,680
Edgewell Personal Care Co. (a)	16,269	380,857
Herbalife Ltd. (b)	36,278	312,716
Honest Co., Inc. (b)	34,844	177,356
Interparfums, Inc.	6,542	859,030
Lifevantage Corp.	3,969	51,915
Medifast, Inc. (b)	3,603	50,622
Nature's Sunshine Products, Inc. (b)	4,578	67,709
Nu Skin Enterprises, Inc. - Class A	18,361	146,705
Olaplex Holdings, Inc. (a) (b)	53,148	74,407
USANA Health Sciences, Inc. (b)	3,610	110,213
		2,316,210
Pharmaceuticals — 1.5%
Aclaris Therapeutics, Inc. (b)	34,013	48,298
Security Description	Shares	Value
Pharmaceuticals—(Continued)
Alumis, Inc. (a) (b)	19,466	$58,398
Amneal Pharmaceuticals, Inc. (b)	57,603	466,008
Amphastar Pharmaceuticals, Inc. (b)	13,889	318,891
Amylyx Pharmaceuticals, Inc. (b)	25,915	166,115
ANI Pharmaceuticals, Inc. (b)	6,716	438,219
Aquestive Therapeutics, Inc. (a) (b)	31,613	104,639
Arvinas, Inc. (b)	23,207	170,804
Atea Pharmaceuticals, Inc. (a) (b)	26,340	94,824
Avadel Pharmaceuticals PLC (a) (b)	33,584	297,218
Axsome Therapeutics, Inc. (b)	14,561	1,520,023
Collegium Pharmaceutical, Inc. (b)	11,835	349,961
CorMedix, Inc. (a) (b)	22,150	272,888
Edgewise Therapeutics, Inc. (b)	26,159	342,945
Enliven Therapeutics, Inc. (a) (b)	12,814	257,049
Esperion Therapeutics, Inc. (a) (b)	74,002	72,848
Eton Pharmaceuticals, Inc. (b)	9,379	133,651
Evolus, Inc. (b)	20,203	186,070
EyePoint Pharmaceuticals, Inc. (a) (b)	23,992	225,765
Fulcrum Therapeutics, Inc. (a) (b)	19,505	134,194
Harmony Biosciences Holdings, Inc. (b)	15,912	502,819
Harrow, Inc. (b)	11,055	337,620
Indivior PLC (b)	44,037	649,105
Innoviva, Inc. (b)	22,731	456,666
LENZ Therapeutics, Inc. (a) (b)	6,604	193,563
Ligand Pharmaceuticals, Inc. (a) (b)	6,874	781,436
Liquidia Corp. (a) (b)	23,874	297,470
MBX Biosciences, Inc. (b)	6,651	75,888
MediWound Ltd. (a) (b)	3,122	60,473
Mind Medicine MindMed, Inc. (a) (b)	31,088	201,761
Nuvation Bio, Inc. (a) (b)	92,982	181,315
Ocular Therapeutix, Inc. (a) (b)	50,748	470,941
Omeros Corp. (a) (b)	19,819	59,457
Pacira BioSciences, Inc. (b)	16,717	399,536
Phathom Pharmaceuticals, Inc. (b)	15,814	151,656
Phibro Animal Health Corp. - Class A	6,746	172,293
Prestige Consumer Healthcare, Inc. (b)	17,807	1,421,889
Rapport Therapeutics, Inc. (b)	6,526	74,201
Scilex Holding Co. (b)	628	3,699
scPharmaceuticals, Inc. (b)	12,874	49,050
Septerna, Inc. (b)	8,261	87,319
SIGA Technologies, Inc. (a)	15,147	98,758
Supernus Pharmaceuticals, Inc. (b)	19,455	613,222
Tarsus Pharmaceuticals, Inc. (b)	14,081	570,421
Terns Pharmaceuticals, Inc. (b)	27,516	102,635
Theravance Biopharma, Inc. (b)	15,498	170,943
Third Harmonic Bio, Inc. (b)	10,177	55,261
Trevi Therapeutics, Inc. (b)	26,829	146,755
WaVe Life Sciences Ltd. (b)	40,601	263,907
Xeris Biopharma Holdings, Inc. (b)	52,014	242,905
Zevra Therapeutics, Inc. (a) (b)	19,431	171,187
		14,722,959
Professional Services — 2.0%
Acuren Corp. (b)	37,787	417,169
Alight, Inc. - Class A (a)	152,508	863,195
Asure Software, Inc. (a) (b)	7,834	76,460
See accompanying notes to financial statements.
BHFTII-278

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Professional Services—(Continued)
Barrett Business Services, Inc.	9,231	$384,840
BlackSky Technology, Inc. (a) (b)	9,470	194,893
CBIZ, Inc. (b)	18,857	1,352,235
Conduent, Inc. (b)	54,160	142,982
CRA International, Inc.	2,373	444,629
CSG Systems International, Inc.	9,908	647,092
Exponent, Inc.	18,290	1,366,446
First Advantage Corp. (b)	28,836	478,966
Franklin Covey Co. (a) (b)	3,849	87,834
Heidrick & Struggles International, Inc.	7,262	332,309
Huron Consulting Group, Inc. (b)	6,306	867,327
IBEX Holdings Ltd. (b)	3,027	88,086
ICF International, Inc.	6,694	567,049
Innodata, Inc. (a) (b)	10,923	559,476
Insperity, Inc.	12,991	781,019
Kelly Services, Inc. - Class A	11,106	130,051
Kforce, Inc.	6,724	276,558
Korn Ferry	18,599	1,363,865
Legalzoom.com, Inc. (b)	44,686	398,152
Maximus, Inc.	20,366	1,429,693
Mistras Group, Inc. (b)	6,668	53,411
NV5 Global, Inc. (b)	20,558	474,684
Planet Labs PBC (b)	78,221	477,148
Resolute Holdings Management, Inc. (b)	1,728	55,071
Resources Connection, Inc.	10,232	54,946
Spire Global, Inc. (b)	10,497	124,914
TriNet Group, Inc. (a)	10,775	788,084
TrueBlue, Inc. (b)	10,526	68,209
Upwork, Inc. (b)	44,692	600,661
Verra Mobility Corp. (b)	57,683	1,464,571
Willdan Group, Inc. (b)	5,018	313,675
WNS Holdings Ltd. (b)	15,209	961,817
		18,687,517
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc. (b)	34,489	124,850
Compass, Inc. - Class A (b)	164,808	1,034,994
CoStar Group, Inc. (b)	2	161
Cushman & Wakefield PLC (b)	82,024	908,006
Douglas Elliman, Inc. (b)	28,928	67,113
eXp World Holdings, Inc. (a)	28,447	258,868
Forestar Group, Inc. (b)	8,370	167,400
FRP Holdings, Inc. (b)	4,570	122,887
Kennedy-Wilson Holdings, Inc.	43,871	298,323
Marcus & Millichap, Inc.	8,432	258,947
Newmark Group, Inc. - Class A	48,015	583,382
RE/MAX Holdings, Inc. - Class A (b)	5,607	45,865
Real Brokerage, Inc. (b)	41,667	187,918
Redfin Corp. (a) (b)	44,711	500,316
RMR Group, Inc. - Class A	4,666	76,289
Seaport Entertainment Group, Inc. (b)	3,029	56,764
St. Joe Co.	13,743	655,541
Tejon Ranch Co. (a) (b)	6,848	116,142
		5,463,766
Security Description	Shares	Value
Residential REITs — 0.4%
Apartment Investment & Management Co. - Class A	46,096	$398,730
BRT Apartments Corp. (a)	3,996	62,498
Centerspace	5,894	354,760
Elme Communities	31,578	502,090
Independence Realty Trust, Inc.	83,745	1,481,449
NexPoint Residential Trust, Inc.	8,357	278,455
UMH Properties, Inc.	28,213	473,696
Veris Residential, Inc.	28,166	419,392
		3,971,070
Retail REITs — 1.2%
Acadia Realty Trust	47,582	883,598
Alexander's, Inc. (a)	759	171,018
CBL & Associates Properties, Inc.	6,812	172,957
Curbline Properties Corp.	35,266	805,123
FrontView REIT, Inc.	5,445	65,340
Getty Realty Corp. (a)	18,741	518,001
InvenTrust Properties Corp.	27,709	759,227
Kite Realty Group Trust (a)	79,508	1,800,856
Macerich Co. (a)	91,460	1,479,823
NETSTREIT Corp. (a)	29,710	502,990
Phillips Edison & Co., Inc.	45,574	1,596,457
Saul Centers, Inc. (a)	5,210	177,869
SITE Centers Corp.	17,081	193,186
Tanger, Inc.	40,263	1,231,242
Urban Edge Properties	45,869	855,916
Whitestone REIT	17,585	219,461
		11,433,064
Semiconductors & Semiconductor Equipment — 2.7%
ACM Research, Inc. - Class A (b)	18,328	474,695
Aehr Test Systems (a) (b)	12,531	162,026
Aeluma, Inc. (b)	3,822	62,566
Alpha & Omega Semiconductor Ltd. (b)	8,473	217,417
Ambarella, Inc. (a) (b)	14,674	969,438
Atomera, Inc. (b)	11,019	55,536
Axcelis Technologies, Inc. (b)	11,682	814,119
CEVA, Inc. (b)	8,407	184,786
Cohu, Inc. (b)	16,636	320,077
Credo Technology Group Holding Ltd. (b)	52,741	4,883,289
Diodes, Inc. (a) (b)	16,352	864,857
FormFactor, Inc. (b) (c)	27,747	954,774
Ichor Holdings Ltd. (a) (b)	11,886	233,441
Impinj, Inc. (b)	9,354	1,038,949
indie Semiconductor, Inc. - Class A (a) (b)	71,314	253,878
Kopin Corp. (b)	55,276	84,572
Kulicke & Soffa Industries, Inc.	18,819	651,137
MaxLinear, Inc. (b)	28,682	407,571
Navitas Semiconductor Corp. (a) (b)	49,017	321,061
NVE Corp.	1,605	118,144
PDF Solutions, Inc. (b)	11,198	239,413
Penguin Solutions, Inc. (b)	18,743	371,299
Photronics, Inc. (b)	22,130	416,708
Power Integrations, Inc.	20,424	1,141,702
Rambus, Inc. (b)	38,828	2,485,769
Rigetti Computing, Inc. (a) (b)	102,261	1,212,815
See accompanying notes to financial statements.
BHFTII-279

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
Semtech Corp. (a) (b)	31,392	$1,417,035
Silicon Laboratories, Inc. (b)	11,613	1,711,292
SiTime Corp. (a) (b)	7,598	1,618,982
SkyWater Technology, Inc. (a) (b)	10,442	102,749
Synaptics, Inc. (b)	13,971	905,600
Ultra Clean Holdings, Inc. (b)	15,886	358,547
Veeco Instruments, Inc. (b)	19,960	405,587
		25,459,831
Software — 6.2%
8x8, Inc. (b)	46,849	91,824
A10 Networks, Inc. (a)	27,848	538,859
ACI Worldwide, Inc. (b)	37,966	1,743,019
Adeia, Inc.	39,088	552,704
Agilysys, Inc. (b)	9,324	1,068,903
Alarm.com Holdings, Inc. (b)	17,157	970,571
Alkami Technology, Inc. (b)	24,729	745,332
Amplitude, Inc. - Class A (b)	31,814	394,494
Appian Corp. - Class A (b)	14,461	431,805
Arteris, Inc. (b)	9,551	91,021
Asana, Inc. - Class A (b)	34,027	459,365
AvePoint, Inc. (b)	48,094	928,695
Bit Digital, Inc. (b)	67,839	148,567
Bitdeer Technologies Group - Class A (b)	32,837	376,969
Blackbaud, Inc. (b)	14,169	909,791
BlackLine, Inc. (b) (c)	18,987	1,075,044
Blend Labs, Inc. - Class A (b)	72,149	238,092
Box, Inc. - Class A (b)	50,574	1,728,114
Braze, Inc. - Class A (b)	27,663	777,330
C3.ai, Inc. - Class A (a) (b)	43,771	1,075,453
Cerence, Inc. (b)	15,055	153,712
Cipher Mining, Inc. (a) (b)	96,905	463,206
Cleanspark, Inc. (a) (b)	100,328	1,106,618
Clear Secure, Inc. - Class A (a)	31,642	878,382
Clearwater Analytics Holdings, Inc. - Class A (b)	88,964	1,950,981
Commvault Systems, Inc. (b)	15,919	2,775,159
Consensus Cloud Solutions, Inc. (b)	6,453	148,806
Core Scientific, Inc. (b)	99,724	1,702,289
CoreCard Corp. (b)	2,098	60,779
Daily Journal Corp. (b)	502	211,970
Digimarc Corp. (b)	4,964	65,574
Digital Turbine, Inc. (b)	34,417	203,060
Domo, Inc. - Class B (b)	14,671	204,954
D-Wave Quantum, Inc. (a) (b)	103,978	1,522,238
E2open Parent Holdings, Inc. (b)	75,230	242,993
EverCommerce, Inc. (a) (b)	8,186	85,953
Expensify, Inc. - Class A (b)	23,974	62,093
Five9, Inc. (b)	27,555	729,656
Freshworks, Inc. - Class A (b)	74,343	1,108,454
Hut 8 Corp. (a) (b)	34,224	636,566
I3 Verticals, Inc. - Class A (b)	8,394	230,667
Intapp, Inc. (b)	20,053	1,035,136
InterDigital, Inc. (a)	9,323	2,090,496
Jamf Holding Corp. (b)	24,498	232,976
Kaltura, Inc. (a) (b)	32,396	65,116
Life360, Inc. (b)	5,882	383,801
Security Description	Shares	Value
Software—(Continued)
LiveRamp Holdings, Inc. (a) (b)	23,308	$770,096
MARA Holdings, Inc. (a) (b)	124,884	1,958,181
Meridianlink, Inc. (b)	11,232	182,295
Mitek Systems, Inc. (b)	16,249	160,865
N-able, Inc. (b)	29,005	234,941
NCR Voyix Corp. (a) (b)	50,207	588,928
NextNav, Inc. (a) (b)	32,050	487,160
Olo, Inc. - Class A (b)	42,210	375,669
ON24, Inc. (b)	14,606	79,311
OneSpan, Inc.	13,014	217,204
Ooma, Inc. (b)	8,142	105,032
Pagaya Technologies Ltd. - Class A (a) (b)	15,425	328,861
PagerDuty, Inc. (b)	30,336	463,534
Porch Group, Inc. (a) (b)	29,594	348,913
Progress Software Corp. (a)	15,234	972,539
PROS Holdings, Inc. (b)	16,443	257,497
Q2 Holdings, Inc. (b)	22,391	2,095,574
Qualys, Inc. (b)	13,152	1,879,026
Rapid7, Inc. (b)	24,113	557,734
Red Violet, Inc. (a)	4,110	202,212
ReposiTrak, Inc. (a)	3,885	76,340
Rezolve AI PLC (b)	34,844	107,145
Rimini Street, Inc. (b)	18,838	71,019
Riot Platforms, Inc. (a) (b)	119,031	1,345,050
Sapiens International Corp. NV	11,083	324,178
SEMrush Holdings, Inc. - Class A (b)	17,232	155,950
SoundHound AI, Inc. - Class A (a) (b)	132,285	1,419,418
SoundThinking, Inc. (a) (b)	3,484	45,484
Sprinklr, Inc. - Class A (b)	40,334	341,226
Sprout Social, Inc. - Class A (b)	19,955	417,259
SPS Commerce, Inc. (b)	13,710	1,865,794
Telos Corp. (b)	21,949	69,578
Tenable Holdings, Inc. (b)	43,017	1,453,114
Terawulf, Inc. (a) (b)	96,627	423,226
Varonis Systems, Inc. (b)	39,725	2,016,044
Verint Systems, Inc. (b)	21,943	431,619
Vertex, Inc. - Class A (a) (b)	23,561	832,528
Viant Technology, Inc. - Class A (b)	5,421	71,720
Weave Communications, Inc. (b)	21,723	180,735
Workiva, Inc. (b)	18,090	1,238,261
Xperi, Inc. (b)	19,862	157,108
Yext, Inc. (b)	37,745	320,833
Zeta Global Holdings Corp. - Class A (b)	68,049	1,054,079
		59,380,867
Specialized REITs — 0.4%
Farmland Partners, Inc. (a)	18,104	208,377
Four Corners Property Trust, Inc. (a)	35,964	967,791
Gladstone Land Corp.	10,827	110,111
Outfront Media, Inc.	50,458	823,475
PotlatchDeltic Corp.	28,227	1,083,070
Safehold, Inc. (a)	20,353	316,693
Smartstop Self Storage REIT, Inc.	10,341	374,654
Uniti Group, Inc. (a) (b)	85,911	371,135
		4,255,306
See accompanying notes to financial statements.
BHFTII-280

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Specialty Retail — 2.2%
Abercrombie & Fitch Co. - Class A (b)	17,336	$1,436,288
Academy Sports & Outdoors, Inc.	24,553	1,100,220
Advance Auto Parts, Inc.	21,615	1,004,881
American Eagle Outfitters, Inc.	57,880	556,806
America's Car-Mart, Inc. (a) (b)	2,589	145,087
Arhaus, Inc. (b)	22,134	191,902
Arko Corp.	31,060	131,384
Asbury Automotive Group, Inc. (b)	7,069	1,686,239
Barnes & Noble Education, Inc. (b)	5,551	65,335
Beyond, Inc. (b)	20,086	138,192
Boot Barn Holdings, Inc. (b) (c)	11,072	1,682,944
Buckle, Inc.	11,109	503,793
Build-A-Bear Workshop, Inc.	4,959	255,686
Caleres, Inc.	12,318	150,526
Camping World Holdings, Inc. - Class A	21,767	374,175
Citi Trends, Inc. (b)	2,361	78,834
EVgo, Inc. (a) (b)	45,604	166,455
Foot Locker, Inc. (a) (b)	29,973	734,338
Genesco, Inc. (b)	3,961	77,992
Group 1 Automotive, Inc.	4,562	1,992,271
Haverty Furniture Cos., Inc.	4,960	100,936
Lands' End, Inc. (b)	4,767	51,054
MarineMax, Inc. (a) (b)	7,339	184,502
Monro, Inc.	10,365	154,542
National Vision Holdings, Inc. (b)	27,196	625,780
ODP Corp. (b)	10,030	181,844
OneWater Marine, Inc. - Class A (b)	3,644	48,793
Petco Health & Wellness Co., Inc. (a) (b)	30,467	86,222
RealReal, Inc. (a) (b)	35,640	170,716
Revolve Group, Inc. (b)	13,899	278,675
Sally Beauty Holdings, Inc. (b)	37,082	343,379
Shoe Carnival, Inc.	6,132	114,730
Signet Jewelers Ltd.	15,037	1,196,193
Sleep Number Corp. (b)	7,158	48,352
Sonic Automotive, Inc. - Class A	5,254	419,952
Stitch Fix, Inc. - Class A (b)	38,693	143,164
ThredUp, Inc. - Class A (b)	33,491	250,848
Tile Shop Holdings, Inc. (a) (b)	10,679	67,918
Upbound Group, Inc.	19,281	483,953
Urban Outfitters, Inc. (b)	22,770	1,651,736
Victoria's Secret & Co. (a) (b)	24,930	461,704
Warby Parker, Inc. - Class A (b)	35,591	780,511
Winmark Corp.	1,051	396,868
Zumiez, Inc. (b)	4,911	65,120
		20,780,840
Technology Hardware, Storage & Peripherals — 0.6%
CompoSecure, Inc. - Class A (a) (b)	16,231	228,695
Corsair Gaming, Inc. (b)	16,241	153,153
CPI Card Group, Inc. (b)	1,768	41,937
Diebold Nixdorf, Inc. (b)	9,180	508,572
Eastman Kodak Co. (a) (b)	23,199	131,074
Immersion Corp. (a)	9,825	77,421
IonQ, Inc. (a) (b)	85,423	3,670,626
Quantum Computing, Inc. (b)	41,795	801,210
Turtle Beach Corp. (a) (b)	5,364	74,184
Security Description	Shares	Value
Technology Hardware, Storage & Peripherals—(Continued)
Xerox Holdings Corp.	42,596	$224,481
		5,911,353
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd. (b)	41,939	742,320
Carter's, Inc.	12,860	387,472
Ermenegildo Zegna NV	22,908	195,863
Figs, Inc. - Class A (b)	32,896	185,533
G-III Apparel Group Ltd. (b)	13,935	312,144
Hanesbrands, Inc. (b)	126,757	580,547
Kontoor Brands, Inc.	19,834	1,308,449
Movado Group, Inc.	4,696	71,614
Oxford Industries, Inc.	5,343	215,056
Rocky Brands, Inc.	2,393	53,101
Steven Madden Ltd.	26,001	623,504
Wolverine World Wide, Inc.	28,524	515,714
		5,191,317
Tobacco — 0.1%
Turning Point Brands, Inc.	6,204	470,077
Universal Corp.	8,680	505,523
		975,600
Trading Companies & Distributors — 1.3%
Alta Equipment Group, Inc.	5,650	35,708
BlueLinx Holdings, Inc. (b)	2,908	216,297
Boise Cascade Co.	13,750	1,193,775
Custom Truck One Source, Inc. (b)	21,966	108,512
Distribution Solutions Group, Inc. (a) (b)	3,388	93,068
DNOW, Inc. (b)	37,868	561,582
DXP Enterprises, Inc. (b)	4,505	394,863
GATX Corp. (a)	12,916	1,983,381
Global Industrial Co.	4,971	134,267
GMS, Inc. (b)	13,801	1,500,859
Herc Holdings, Inc. (a)	11,757	1,548,279
Hudson Technologies, Inc. (b)	13,813	112,161
Karat Packaging, Inc.	2,148	60,488
McGrath RentCorp	8,753	1,014,998
MRC Global, Inc. (b)	30,297	415,372
NPK International, Inc. (b)	29,033	247,071
Rush Enterprises, Inc. - Class A	22,522	1,160,108
Rush Enterprises, Inc. - Class B	3,214	168,671
Titan Machinery, Inc. (a) (b)	6,828	135,263
Transcat, Inc. (a) (b)	3,255	279,800
Willis Lease Finance Corp.	1,295	184,900
Xometry, Inc. - Class A (a) (b)	15,240	514,960
		12,064,383
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. (a) (b)	8,295	81,042
Water Utilities — 0.4%
American States Water Co.	13,905	1,065,957
Cadiz, Inc. (a) (b)	19,751	59,055
California Water Service Group	21,492	977,456
Consolidated Water Co. Ltd.	5,040	151,301
See accompanying notes to financial statements.
BHFTII-281

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Water Utilities—(Continued)
Global Water Resources, Inc.	3,648	$37,173
H2O America	11,792	612,830
Middlesex Water Co.	6,337	343,339
Pure Cycle Corp. (b)	6,744	72,296
York Water Co.	5,110	161,476
		3,480,883
Wireless Telecommunication Services — 0.2%
Gogo, Inc. (b)	23,317	342,294
Spok Holdings, Inc.	7,318	129,382
Telephone & Data Systems, Inc.	35,325	1,256,863
		1,728,539
Total Common Stocks (Cost $727,775,512)		915,773,128

Investment Companies—2.1%
Exchange-Traded Funds — 2.1%
iShares Russell 2000 ETF (a)	93,100	20,090,049
Total Investment Companies (Cost $18,313,908)		20,090,049

Rights—0.0%
Biotechnology — 0.0%
Cartesian Therapeutics, Inc. (a) (b) (d) (e)	39,548	5,395
Chinook Therapeutics, Inc. (b) (d) (e)	19,453	0
Icosavax, Inc. (b)	9,579	2,970
Tobira Therapeutics, Inc. (b) (d) (e)	4,660	37,094
Total Rights (Cost $9,471)		45,459

Warrants—0.0%
Energy Equipment & Services — 0.0%
Nabors Industries Ltd., Expires 06/11/26 (b) (Cost $0)	882	582

Short-Term Investments—2.0%
U.S. Treasury—2.0%
U.S. Treasury Bills
Zero Coupon, 07/01/25 (f)	975,000	975,000
3.976%, 07/24/25 (f)	2,000,000	1,994,678
4.031%, 07/24/25 (f)	15,900,000	15,857,691
Total Short-Term Investments (Cost $18,827,755)		18,827,369

Securities Lending Reinvestments (g)—13.5%
Short-Term Investment Funds—0.7%
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.260% (h)	7,000,000	7,000,000

Security Description	Principal Amount*	Value

Certificates of Deposit—2.6%
Bank of America NA
4.600%, SOFR + 0.200%, 07/09/25 (i)	2,000,000	$1,999,998
Bank of Montreal
4.750%, SOFR + 0.350%, 07/14/25 (i)	1,000,000	999,998
BNP Paribas SA
4.600%, SOFR + 0.210%, 07/22/25 (i)	2,000,000	1,999,976
Commonwealth Bank of Australia
4.770%, SOFR + 0.380%, 04/13/26 (i)	1,000,000	1,000,936
Credit Agricole Corp. and Investment Bank
4.630%, SOFR + 0.240%, 12/03/25 (i)	2,000,000	1,999,394
Mitsubishi UFJ Trust & Banking Corp.
4.630%, SOFR + 0.240%, 07/07/25 (i)	2,000,000	2,000,004
Mizuho Bank Ltd.
4.600%, SOFR + 0.200%, 08/19/25 (i)	2,000,000	1,999,850
Oversea-Chinese Banking Corp. Ltd.
4.620%, SOFR + 0.220%, 11/21/25 (i)	3,000,000	3,000,018
4.620%, SOFR + 0.220%, 12/15/25 (i)	1,000,000	999,983
Societe Generale
4.740%, SOFR + 0.350%, 10/15/25 (i)	1,000,000	1,000,436
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 08/22/25	5,000,000	4,967,800
Svenska Handelsbanken AB
4.580%, SOFR + 0.180%, 08/11/25 (i)	2,000,000	1,999,994
Toronto-Dominion Bank
4.690%, SOFR + 0.290%, 03/20/26 (i)	1,000,000	999,769
		24,968,156
Commercial Paper—1.4%
ANZ New Zealand International Ltd.
4.570%, SOFR + 0.180%, 08/20/25 (i)	2,000,000	2,000,020
Chesham Finance Ltd./Chesham Finance LLC
4.340%, 07/03/25	2,000,000	1,999,273
Concord Minutemen Capital Co. LLC
4.600%, SOFR + 0.210%, 09/02/25 (i)	2,000,000	1,999,928
ING U.S. Funding LLC
4.600%, SOFR + 0.200%, 09/25/25 (i)	1,000,000	999,951
Ionic Funding LLC
4.380%, 07/03/25	3,000,000	2,998,881
4.460%, 07/16/25	2,000,000	1,996,016
Liberty Street Funding LLC
4.450%, 07/10/25	1,000,000	998,740
		12,992,809
Repurchase Agreements—8.4%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $10,001,239; collateralized by various Common Stock with an aggregate market value of $11,130,740	10,000,000	10,000,000
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $14,001,762; collateralized by various Common Stock with an aggregate market value of $15,583,036	14,000,000	14,000,000
See accompanying notes to financial statements.
BHFTII-282

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $3,300,401; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $3,366,000	3,300,000	$3,300,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $7,000,852; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $7,140,869	7,000,000	7,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $6,149,420; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $6,273,405	6,000,000	6,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.360%, due on 07/01/25 with a maturity value of $2,945,127; collateralized by U.S. Treasury Obligations with rates ranging from 2.250% - 3.250%, maturity dates ranging from 05/15/41 - 05/15/52, and an aggregate market value of $3,003,667	2,944,770	2,944,770
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $1,000,126; collateralized by various Common Stock with an aggregate market value of $1,115,105	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $7,006,207; collateralized by various Common Stock with an aggregate market value of $7,805,860	7,000,000	7,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/25 at 4.600%, due on 08/04/25 with a maturity value of $4,017,889; collateralized by various Common Stock with an aggregate market value of $4,445,012	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $21,002,590; collateralized by various Common Stock with an aggregate market value of $23,364,995	21,000,000	21,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $3,900,480; collateralized by various Common Stock with an aggregate market value of $4,290,528	3,900,000	3,900,000
		80,144,770
Security Description	Principal Amount*	Value
Time Deposits—0.4%
Banco Santander SA
4.320%, 07/01/25	1,000,000	$1,000,000
First Abu Dhabi Bank USA NV
4.320%, 07/01/25	1,000,000	1,000,000
National Bank of Canada
4.400%, OBFR + 0.070%, 07/07/25 (i)	2,000,000	2,000,000
		4,000,000
Total Securities Lending Reinvestments (Cost $129,106,599)		129,105,735
Total Investments—113.4% (Cost $894,033,245)		1,083,842,322
Other assets and liabilities (net)—(13.4)%		(128,336,188)
Net Assets—100.0%		$955,506,134

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $154,628,556 and the collateral received consisted of cash in the amount of $129,058,158 and non-cash collateral with a value of $28,689,955. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2025, the market value of securities pledged was $4,600,795.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.0% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(h)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(i)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

See accompanying notes to financial statements.
BHFTII-283

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$124,420,911	$0	$132,650,790
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(114,045,438)	$—	$—	$—	$(114,045,438)
Investment Companies	(15,004,220)	—	—	—	(15,004,220)
Rights	(8,500)	—	—	—	(8,500)
Total Borrowings	$(129,058,158)	$—	$—	$—	$(129,058,158)
Gross amount of recognized liabilities for securities lending transactions					$(129,058,158)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	09/19/25	178	USD	19,506,130	$212,835
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$212,835

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$(2,604,952)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$1,781,755
See accompanying notes to financial statements.
BHFTII-284

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$18,864,440

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$14,961,944	$—	$—	$14,961,944
Air Freight & Logistics	1,004,031	—	—	1,004,031
Automobile Components	11,227,280	—	—	11,227,280
Automobiles	421,781	—	—	421,781
Banks	96,163,025	—	—	96,163,025
Beverages	1,022,226	—	—	1,022,226
Biotechnology	65,773,957	—	—	65,773,957
Broadline Retail	728,471	—	—	728,471
Building Products	12,611,454	—	—	12,611,454
Capital Markets	16,191,787	—	—	16,191,787
Chemicals	15,482,485	—	—	15,482,485
Commercial Services & Supplies	17,191,494	—	—	17,191,494
Communications Equipment	6,981,531	—	—	6,981,531
Construction & Engineering	19,860,153	—	—	19,860,153
Construction Materials	2,177,743	—	—	2,177,743
Consumer Finance	10,512,722	—	—	10,512,722
Consumer Staples Distribution & Retail	4,695,068	—	—	4,695,068
Containers & Packaging	2,332,789	—	—	2,332,789
Distributors	425,659	—	—	425,659
Diversified Consumer Services	12,361,340	—	—	12,361,340
Diversified REITs	5,722,804	—	—	5,722,804
Diversified Telecommunication Services	4,106,854	—	—	4,106,854
Electric Utilities	10,080,371	—	—	10,080,371
Electrical Equipment	14,631,728	—	—	14,631,728
Electronic Equipment, Instruments & Components	32,412,083	—	—	32,412,083
Energy Equipment & Services	16,039,196	—	—	16,039,196
Entertainment	4,879,563	—	—	4,879,563
Financial Services	23,834,553	—	—	23,834,553
Food Products	8,754,334	—	—	8,754,334
Gas Utilities	9,847,376	—	—	9,847,376
Ground Transportation	3,417,018	—	—	3,417,018
Health Care Equipment & Supplies	26,736,033	—	—	26,736,033
Health Care Providers & Services	30,607,223	—	—	30,607,223
Health Care REITs	8,738,715	—	—	8,738,715
Health Care Technology	4,313,544	—	—	4,313,544
Hotel & Resort REITs	6,001,488	—	—	6,001,488
Hotels, Restaurants & Leisure	21,194,214	—	—	21,194,214
Household Durables	16,000,124	—	—	16,000,124
Household Products	3,028,757	—	—	3,028,757
Independent Power and Renewable Electricity Producers	1,898,371	—	—	1,898,371
Industrial Conglomerates	286,790	—	—	286,790
Industrial REITs	3,826,193	—	—	3,826,193
Insurance	21,856,243	—	—	21,856,243
Interactive Media & Services	6,163,866	—	—	6,163,866
IT Services	4,718,303	—	—	4,718,303
Leisure Products	3,872,549	—	—	3,872,549
Life Sciences Tools & Services	3,656,041	—	0	3,656,041
Machinery	35,109,105	—	—	35,109,105
Marine Transportation	2,122,100	—	—	2,122,100
Media	7,224,040	—	—	7,224,040
See accompanying notes to financial statements.
BHFTII-285

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Metals & Mining	$13,625,730	$—	$—	$13,625,730
Mortgage Real Estate Investment Trusts	8,394,990	—	—	8,394,990
Multi-Utilities	3,995,997	—	—	3,995,997
Office REITs	6,681,791	—	—	6,681,791
Oil, Gas & Consumable Fuels	28,568,044	—	—	28,568,044
Paper & Forest Products	928,462	—	—	928,462
Passenger Airlines	4,467,048	—	—	4,467,048
Personal Care Products	2,316,210	—	—	2,316,210
Pharmaceuticals	14,722,959	—	—	14,722,959
Professional Services	18,687,517	—	—	18,687,517
Real Estate Management & Development	5,463,766	—	—	5,463,766
Residential REITs	3,971,070	—	—	3,971,070
Retail REITs	11,433,064	—	—	11,433,064
Semiconductors & Semiconductor Equipment	25,459,831	—	—	25,459,831
Software	59,380,867	—	—	59,380,867
Specialized REITs	4,255,306	—	—	4,255,306
Specialty Retail	20,780,840	—	—	20,780,840
Technology Hardware, Storage & Peripherals	5,911,353	—	—	5,911,353
Textiles, Apparel & Luxury Goods	5,191,317	—	—	5,191,317
Tobacco	975,600	—	—	975,600
Trading Companies & Distributors	12,064,383	—	—	12,064,383
Transportation Infrastructure	81,042	—	—	81,042
Water Utilities	3,480,883	—	—	3,480,883
Wireless Telecommunication Services	1,728,539	—	—	1,728,539
Total Common Stocks	915,773,128	—	0	915,773,128
Total Investment Companies*	20,090,049	—	—	20,090,049
Total Warrants*	582	—	—	582
Total Rights*	—	2,970	42,489	45,459
Total Short-Term Investments*	—	18,827,369	—	18,827,369
Securities Lending Reinvestments
Short-Term Investment Funds	7,000,000	—	—	7,000,000
Certificates of Deposit	—	24,968,156	—	24,968,156
Commercial Paper	—	12,992,809	—	12,992,809
Repurchase Agreements	—	80,144,770	—	80,144,770
Time Deposits	—	4,000,000	—	4,000,000
Total Securities Lending Reinvestments	7,000,000	122,105,735	—	129,105,735
Total Investments	$942,863,759	$140,936,074	$42,489	$1,083,842,322
Collateral for Securities Loaned (Liability)	$—	$(129,058,158)	$—	$(129,058,158)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$212,835	$—	$—	$212,835

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
During the six months ended June 30, 2025, transfers into Level 3 in the amount of $14,705 were due to no vendors or brokers providing prices based on market indications which resulted in a lack of significant observable inputs.
See accompanying notes to financial statements.
BHFTII-286

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,083,842,322
Cash	2,299,403
Cash denominated in foreign currencies (c)	147
Receivable for:
Investments sold	1,918,889
Fund shares sold	276,855
Dividends and interest	842,698
Variation margin on futures contracts	25,856
Prepaid expenses	7,438
Total Assets	1,089,213,608
Liabilities
Collateral for securities loaned	129,058,158
Payable for:
Investments purchased	3,087,718
Fund shares redeemed	784,572
Accrued Expenses:
Management fees	190,195
Distribution and service fees	78,254
Deferred trustees’ fees	213,881
Other expenses	294,696
Total Liabilities	133,707,474
Net Assets	$955,506,134
Net Assets Consist of:
Paid in surplus	$746,531,826
Distributable earnings (Accumulated losses)	208,974,308
Net Assets	$955,506,134
Net Assets
Class A	$596,354,699
Class B	161,985,340
Class E	15,391,764
Class G	181,774,331
Capital Shares Outstanding*
Class A	35,193,679
Class B	10,001,550
Class E	917,706
Class G	11,333,960
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$16.94
Class B	16.20
Class E	16.77
Class G	16.04

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $894,033,245.
(b)	Includes securities loaned at value of $154,628,556.
(c)	Identified cost of cash denominated in foreign currencies was $146.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$6,570,704
Interest	408,961
Securities lending income	365,419
Total investment income	7,345,084
Expenses
Management fees	1,152,200
Administration fees	29,150
Custodian and accounting fees	45,389
Distribution and service fees—Class B	196,485
Distribution and service fees—Class E	11,211
Distribution and service fees—Class G	257,808
Audit and tax services	26,982
Legal	22,730
Trustees’ fees and expenses	20,043
Shareholder reporting	55,809
Insurance	3,588
Miscellaneous	54,901
Total expenses	1,876,296
Less management fee waiver	(10,685)
Net expenses	1,865,611
Net Investment Income	5,479,473
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	32,997,153
Futures contracts	(2,604,952)
Net realized gain (loss)	30,392,201
Net change in unrealized appreciation (depreciation) on:
Investments	(55,316,176)
Futures contracts	1,781,755
Foreign currency transactions	8
Net change in unrealized appreciation (depreciation)	(53,534,413)
Net realized and unrealized gain (loss)	(23,142,212)
Net Increase (Decrease) in Net Assets From Operations	$(17,662,739)

(a)	Net of foreign withholding taxes of $14,329.
See accompanying notes to financial statements.
BHFTII-287

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$5,479,473	$10,661,101
Net realized gain (loss)	30,392,201	46,941,684
Net change in unrealized appreciation (depreciation)	(53,534,413)	24,454,714
Increase (decrease) in net assets from operations	(17,662,739)	82,057,499
From Distributions to Shareholders
Class A	(38,595,801)	(23,174,262)
Class B	(10,538,596)	(8,481,415)
Class E	(982,620)	(784,903)
Class G	(11,862,107)	(8,760,417)
Total distributions	(61,979,124)	(41,200,997)
Increase (decrease) in net assets from capital share transactions	46,728,028	74,022,322
Total increase (decrease) in net assets	(32,913,835)	114,878,824
Net Assets
Beginning of period	988,419,969	873,541,145
End of period	$955,506,134	$988,419,969

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	1,028,657	$17,625,384	8,659,952	$169,009,892
Reinvestments	2,308,361	38,595,801	1,369,637	23,174,262
Redemptions	(1,735,615)	(30,168,723)	(4,180,336)	(74,983,931)
Net increase (decrease)	1,601,403	$26,052,462	5,849,253	$117,200,223
Class B
Sales	377,152	$6,060,791	418,079	$7,137,968
Reinvestments	659,487	10,538,596	522,899	8,481,415
Redemptions	(693,766)	(11,667,578)	(2,338,812)	(40,272,701)
Net increase (decrease)	342,873	$4,931,809	(1,397,834)	$(24,653,318)
Class E
Sales	35,518	$578,125	71,444	$1,266,558
Reinvestments	59,373	982,620	46,832	784,903
Redemptions	(62,624)	(1,070,077)	(281,552)	(4,980,830)
Net increase (decrease)	32,267	$490,668	(163,276)	$(2,929,369)
Class G
Sales	745,613	$11,849,956	456,679	$7,800,983
Reinvestments	749,817	11,862,107	544,802	8,760,417
Redemptions	(507,876)	(8,458,974)	(1,871,277)	(32,156,614)
Net increase (decrease)	987,554	$15,253,089	(869,796)	$(15,595,214)
Increase (decrease) derived from capital shares transactions		$46,728,028		$74,022,322
See accompanying notes to financial statements.
BHFTII-288

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.47	$17.45	$15.40	$24.24	$22.47	$20.30
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.24	0.24	0.23	0.20	0.21
Net realized and unrealized gain (loss)	(0.47)	1.65	2.30	(5.23)	3.09	3.26
Total income (loss) from investment operations	(0.36)	1.89	2.54	(5.00)	3.29	3.47
Less Distributions
Distributions from net investment income	(0.21)	(0.26)	(0.21)	(0.22)	(0.25)	(0.25)
Distributions from net realized capital gains	(0.96)	(0.61)	(0.28)	(3.62)	(1.27)	(1.05)
Total distributions	(1.17)	(0.87)	(0.49)	(3.84)	(1.52)	(1.30)
Net Asset Value, End of Period	$16.94	$18.47	$17.45	$15.40	$24.24	$22.47
Total Return (%) (b)	(1.88) (c)	11.29	16.80	(20.23)	14.52	19.62
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.31 (d)	0.31	0.31	0.30	0.30	0.32
Net ratio of expenses to average net assets (%) (e)	0.30 (d)	0.31	0.31	0.30	0.30	0.32
Ratio of net investment income (loss) to average net assets (%)	1.29 (d)	1.33	1.51	1.25	0.80	1.16
Portfolio turnover rate (%)	14 (c)	33	17	22	36	34
Net assets, end of period (in millions)	$596.4	$620.3	$484.2	$444.6	$592.8	$542.2

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.68	$16.74	$14.79	$23.45	$21.79	$19.72
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.18	0.19	0.17	0.13	0.16
Net realized and unrealized gain (loss)	(0.44)	1.59	2.21	(5.05)	3.00	3.16
Total income (loss) from investment operations	(0.35)	1.77	2.40	(4.88)	3.13	3.32
Less Distributions
Distributions from net investment income	(0.17)	(0.22)	(0.17)	(0.16)	(0.20)	(0.20)
Distributions from net realized capital gains	(0.96)	(0.61)	(0.28)	(3.62)	(1.27)	(1.05)
Total distributions	(1.13)	(0.83)	(0.45)	(3.78)	(1.47)	(1.25)
Net Asset Value, End of Period	$16.20	$17.68	$16.74	$14.79	$23.45	$21.79
Total Return (%) (b)	(1.95) (c)	11.00	16.51	(20.44)	14.23	19.35
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.56 (d)	0.56	0.56	0.55	0.55	0.57
Net ratio of expenses to average net assets (%) (e)	0.55 (d)	0.56	0.56	0.55	0.55	0.57
Ratio of net investment income (loss) to average net assets (%)	1.04 (d)	1.07	1.26	1.00	0.54	0.91
Portfolio turnover rate (%)	14 (c)	33	17	22	36	34
Net assets, end of period (in millions)	$162.0	$170.7	$185.1	$172.1	$234.3	$238.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-289

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.27	$17.28	$15.25	$24.03	$22.30	$20.15
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.21	0.21	0.20	0.16	0.18
Net realized and unrealized gain (loss)	(0.46)	1.63	2.29	(5.18)	3.06	3.24
Total income (loss) from investment operations	(0.36)	1.84	2.50	(4.98)	3.22	3.42
Less Distributions
Distributions from net investment income	(0.18)	(0.24)	(0.19)	(0.18)	(0.22)	(0.22)
Distributions from net realized capital gains	(0.96)	(0.61)	(0.28)	(3.62)	(1.27)	(1.05)
Total distributions	(1.14)	(0.85)	(0.47)	(3.80)	(1.49)	(1.27)
Net Asset Value, End of Period	$16.77	$18.27	$17.28	$15.25	$24.03	$22.30
Total Return (%) (b)	(1.90) (c)	11.03	16.65	(20.33)	14.31	19.45
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.46 (d)	0.46	0.46	0.45	0.45	0.47
Net ratio of expenses to average net assets (%) (e)	0.45 (d)	0.46	0.46	0.45	0.45	0.47
Ratio of net investment income (loss) to average net assets (%)	1.14 (d)	1.17	1.35	1.10	0.65	1.01
Portfolio turnover rate (%)	14 (c)	33	17	22	36	34
Net assets, end of period (in millions)	$15.4	$16.2	$18.1	$18.0	$24.9	$24.4

	Class G
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.51	$16.60	$14.67	$23.30	$21.66	$19.62
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08	0.17	0.18	0.16	0.12	0.15
Net realized and unrealized gain (loss)	(0.43)	1.57	2.20	(5.02)	2.99	3.14
Total income (loss) from investment operations	(0.35)	1.74	2.38	(4.86)	3.11	3.29
Less Distributions
Distributions from net investment income	(0.16)	(0.22)	(0.17)	(0.15)	(0.20)	(0.20)
Distributions from net realized capital gains	(0.96)	(0.61)	(0.28)	(3.62)	(1.27)	(1.05)
Total distributions	(1.12)	(0.83)	(0.45)	(3.77)	(1.47)	(1.25)
Net Asset Value, End of Period	$16.04	$17.51	$16.60	$14.67	$23.30	$21.66
Total Return (%) (b)	(1.94) (c)	10.87	16.47	(20.46)	14.19	19.26
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.61 (d)	0.61	0.61	0.60	0.60	0.62
Net ratio of expenses to average net assets (%) (e)	0.60 (d)	0.61	0.61	0.60	0.60	0.62
Ratio of net investment income (loss) to average net assets (%)	0.99 (d)	1.02	1.21	0.96	0.50	0.86
Portfolio turnover rate (%)	14 (c)	33	17	22	36	34
Net assets, end of period (in millions)	$181.8	$181.2	$186.2	$161.9	$206.8	$189.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-290

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.2%
Axon Enterprise, Inc. (a)	12,366	$10,238,306
Boeing Co. (a)	126,064	26,414,190
General Dynamics Corp.	42,118	12,284,136
General Electric Co.	178,291	45,890,320
Howmet Aerospace, Inc. (b)	67,491	12,562,100
Huntington Ingalls Industries, Inc. (b)	6,560	1,583,978
L3Harris Technologies, Inc. (b)	31,256	7,840,255
Lockheed Martin Corp.	34,864	16,146,913
Northrop Grumman Corp.	22,620	11,309,548
RTX Corp.	223,361	32,615,173
Textron, Inc. (b)	30,184	2,423,473
TransDigm Group, Inc. (b)	9,391	14,280,330
		193,588,722
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	19,850	1,904,607
Expeditors International of Washington, Inc.	22,896	2,615,868
FedEx Corp. (b)	36,854	8,377,283
United Parcel Service, Inc. - Class B	122,673	12,382,613
		25,280,371
Automobile Components — 0.0%
Aptiv PLC (a)	36,402	2,483,344
Automobiles — 1.9%
Ford Motor Co.	653,002	7,085,072
General Motors Co.	160,744	7,910,212
Tesla, Inc. (a)	468,511	148,827,204
		163,822,488
Banks — 3.5%
Bank of America Corp.	1,095,565	51,842,136
Citigroup, Inc.	312,270	26,580,422
Citizens Financial Group, Inc. (b)	72,502	3,244,464
Fifth Third Bancorp (b)	111,599	4,590,067
Huntington Bancshares, Inc.	243,567	4,082,183
JPMorgan Chase & Co.	464,643	134,704,652
KeyCorp	164,909	2,872,715
M&T Bank Corp. (b)	26,837	5,206,110
PNC Financial Services Group, Inc.	66,135	12,328,887
Regions Financial Corp.	150,294	3,534,915
Truist Financial Corp. (b)	218,944	9,412,402
U.S. Bancorp	260,490	11,787,172
Wells Fargo & Co.	544,073	43,591,129
		313,777,254
Beverages — 1.1%
Brown-Forman Corp. - Class B (b)	30,449	819,383
Coca-Cola Co.	647,635	45,820,176
Constellation Brands, Inc. - Class A (b)	25,592	4,163,306
Keurig Dr. Pepper, Inc. (b)	227,079	7,507,232
Molson Coors Beverage Co. - Class B (b)	28,645	1,377,538
Monster Beverage Corp. (a)	117,398	7,353,811
PepsiCo, Inc.	229,233	30,267,925
		97,309,371
Security Description	Shares	Value
Biotechnology — 1.6%
AbbVie, Inc.	295,329	$54,818,969
Amgen, Inc.	89,900	25,100,979
Biogen, Inc. (a)	24,498	3,076,704
Gilead Sciences, Inc.	207,975	23,058,188
Incyte Corp. (a)	26,861	1,829,234
Moderna, Inc. (a) (b)	56,901	1,569,899
Regeneron Pharmaceuticals, Inc.	17,363	9,115,575
Vertex Pharmaceuticals, Inc. (a)	42,935	19,114,662
		137,684,210
Broadline Retail — 4.0%
Amazon.com, Inc. (a)	1,579,724	346,575,648
eBay, Inc.	77,075	5,739,005
		352,314,653
Building Products — 0.6%
A.O. Smith Corp.	19,434	1,274,287
Allegion PLC (b)	14,386	2,073,310
Builders FirstSource, Inc. (a) (b)	18,477	2,156,081
Carrier Global Corp.	133,302	9,756,373
Johnson Controls International PLC	110,020	11,620,313
Lennox International, Inc. (b)	5,340	3,061,102
Masco Corp.	35,267	2,269,784
Trane Technologies PLC	37,287	16,309,707
		48,520,957
Capital Markets — 3.4%
Ameriprise Financial, Inc.	15,921	8,497,515
Bank of New York Mellon Corp.	119,614	10,898,032
Blackrock, Inc.	24,349	25,548,188
Blackstone, Inc.	121,991	18,247,414
Cboe Global Markets, Inc.	17,507	4,082,807
Charles Schwab Corp.	285,556	26,054,129
CME Group, Inc.	60,249	16,605,829
Coinbase Global, Inc. - Class A (a) (b)	35,346	12,388,420
FactSet Research Systems, Inc.	6,345	2,837,992
Franklin Resources, Inc.	51,839	1,236,360
Goldman Sachs Group, Inc.	51,302	36,308,990
Intercontinental Exchange, Inc.	95,906	17,595,874
Invesco Ltd. (b)	74,827	1,180,022
KKR & Co., Inc.	113,170	15,055,005
MarketAxess Holdings, Inc. (b)	6,270	1,400,342
Moody's Corp.	25,867	12,974,629
Morgan Stanley (b)	206,536	29,092,661
MSCI, Inc.	12,936	7,460,709
Nasdaq, Inc.	69,111	6,179,906
Northern Trust Corp.	32,525	4,123,845
Raymond James Financial, Inc.	30,358	4,656,006
S&P Global, Inc.	52,482	27,673,234
State Street Corp.	47,680	5,070,291
T. Rowe Price Group, Inc.	36,835	3,554,577
		298,722,777
Chemicals — 1.2%
Air Products & Chemicals, Inc. (b)	37,208	10,494,889
See accompanying notes to financial statements.
BHFTII-291

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals—(Continued)
Albemarle Corp.	19,672	$1,232,844
CF Industries Holdings, Inc.	27,086	2,491,912
Corteva, Inc.	114,053	8,500,370
Dow, Inc.	118,181	3,129,433
DuPont de Nemours, Inc.	69,969	4,799,174
Eastman Chemical Co. (b)	19,304	1,441,237
Ecolab, Inc.	42,187	11,366,865
International Flavors & Fragrances, Inc.	42,766	3,145,439
Linde PLC	78,702	36,925,404
LyondellBasell Industries NV - Class A (b)	42,988	2,487,286
Mosaic Co.	53,038	1,934,826
PPG Industries, Inc. (b)	37,952	4,317,040
Sherwin-Williams Co.	38,547	13,235,498
		105,502,217
Commercial Services & Supplies — 0.6%
Cintas Corp.	57,383	12,788,949
Copart, Inc. (a)	146,986	7,212,603
Republic Services, Inc.	33,961	8,375,122
Rollins, Inc.	46,996	2,651,514
Veralto Corp.	41,440	4,183,368
Waste Management, Inc.	61,224	14,009,276
		49,220,832
Communications Equipment — 0.9%
Arista Networks, Inc. (a)	172,183	17,616,043
Cisco Systems, Inc.	665,139	46,147,344
F5, Inc. (a)	9,602	2,826,061
Juniper Networks, Inc.	55,355	2,210,325
Motorola Solutions, Inc.	27,907	11,733,777
		80,533,550
Construction & Engineering — 0.1%
Quanta Services, Inc. (b)	24,778	9,368,066
Construction Materials — 0.1%
Martin Marietta Materials, Inc. (b)	10,079	5,532,968
Vulcan Materials Co.	22,087	5,760,731
		11,293,699
Consumer Finance — 0.6%
American Express Co.	92,535	29,516,814
Capital One Financial Corp.	106,940	22,752,555
Synchrony Financial (b)	63,642	4,247,467
		56,516,836
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	74,181	73,434,739
Dollar General Corp.	36,773	4,206,096
Dollar Tree, Inc. (a)	33,027	3,270,994
Kroger Co. (b)	102,419	7,346,515
Sysco Corp. (b)	81,046	6,138,424
Target Corp.	75,965	7,493,947
Walgreens Boots Alliance, Inc.	119,999	1,377,589
Security Description	Shares	Value
Consumer Staples Distribution & Retail—(Continued)
Walmart, Inc.	722,350	$70,631,383
		173,899,687
Containers & Packaging — 0.2%
Amcor PLC (b)	383,107	3,520,753
Avery Dennison Corp.	13,070	2,293,393
Ball Corp.	46,382	2,601,566
International Paper Co. (b)	88,261	4,133,263
Packaging Corp. of America	14,937	2,814,878
Smurfit WestRock PLC (b)	82,912	3,577,653
		18,941,506
Distributors — 0.1%
Genuine Parts Co.	23,204	2,814,877
LKQ Corp.	43,160	1,597,352
Pool Corp.	6,286	1,832,243
		6,244,472
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,203,048	34,816,209
Verizon Communications, Inc. (b)	704,882	30,500,244
		65,316,453
Electric Utilities — 1.5%
Alliant Energy Corp.	42,947	2,597,005
American Electric Power Co., Inc.	89,313	9,267,117
Constellation Energy Corp.	52,401	16,912,947
Duke Energy Corp.	129,951	15,334,218
Edison International	64,329	3,319,376
Entergy Corp.	74,623	6,202,664
Evergy, Inc. (b)	38,469	2,651,668
Eversource Energy	61,423	3,907,731
Exelon Corp. (b)	168,786	7,328,688
FirstEnergy Corp.	85,881	3,457,569
NextEra Energy, Inc.	344,187	23,893,462
NRG Energy, Inc.	32,687	5,248,879
PG&E Corp.	367,435	5,122,044
Pinnacle West Capital Corp. (b)	19,962	1,786,000
PPL Corp. (b)	123,599	4,188,770
Southern Co. (b)	183,753	16,874,038
Xcel Energy, Inc. (b)	96,429	6,566,815
		134,658,991
Electrical Equipment — 0.9%
AMETEK, Inc.	38,601	6,985,237
Eaton Corp. PLC	65,422	23,355,000
Emerson Electric Co.	94,045	12,539,020
GE Vernova, Inc.	45,633	24,146,702
Generac Holdings, Inc. (a) (b)	9,878	1,414,628
Hubbell, Inc. (b)	8,924	3,644,651
Rockwell Automation, Inc.	18,845	6,259,743
		78,344,981
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. - Class A	202,235	19,970,706
See accompanying notes to financial statements.
BHFTII-292

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
CDW Corp. (b)	22,016	$3,931,838
Corning, Inc.	128,875	6,777,536
Jabil, Inc.	17,947	3,914,241
Keysight Technologies, Inc. (a)	28,892	4,734,243
Ralliant Corp. (a)	1	32
TE Connectivity PLC	49,580	8,362,659
Teledyne Technologies, Inc. (a)	7,835	4,013,949
Trimble, Inc. (a)	39,889	3,030,766
Zebra Technologies Corp. - Class A (a)	8,502	2,621,677
		57,357,647
Energy Equipment & Services — 0.2%
Baker Hughes Co.	165,645	6,350,829
Halliburton Co. (b)	143,737	2,929,360
Schlumberger NV	227,408	7,686,391
		16,966,580
Entertainment — 1.8%
Electronic Arts, Inc.	38,152	6,092,874
Live Nation Entertainment, Inc. (a) (b)	26,350	3,986,228
Netflix, Inc. (a)	71,153	95,283,117
Take-Two Interactive Software, Inc. (a)	28,326	6,878,969
TKO Group Holdings, Inc.	11,207	2,039,114
Walt Disney Co.	300,569	37,273,562
Warner Bros Discovery, Inc. (a)	376,417	4,313,739
		155,867,603
Financial Services — 4.3%
Apollo Global Management, Inc. (b)	75,483	10,708,773
Berkshire Hathaway, Inc. - Class B (a)	306,586	148,930,281
Corpay, Inc. (a)	11,786	3,910,830
Fidelity National Information Services, Inc. (b)	87,841	7,151,136
Fiserv, Inc. (a)	92,697	15,981,890
Global Payments, Inc.	40,774	3,263,551
Jack Henry & Associates, Inc. (b)	12,174	2,193,390
Mastercard, Inc. - Class A	135,616	76,208,055
PayPal Holdings, Inc. (a)	162,599	12,084,358
Visa, Inc. - Class A (b)	286,063	101,566,668
		381,998,932
Food Products — 0.6%
Archer-Daniels-Midland Co. (b)	80,327	4,239,659
Bunge Global SA	22,471	1,803,972
Campbell's Co. (b)	32,903	1,008,477
Conagra Brands, Inc.	79,811	1,633,731
General Mills, Inc. (b)	91,554	4,743,413
Hershey Co.	24,742	4,105,935
Hormel Foods Corp.	48,728	1,474,022
J.M. Smucker Co.	17,792	1,747,174
Kellanova	44,952	3,575,032
Kraft Heinz Co.	144,451	3,729,725
Lamb Weston Holdings, Inc.	23,593	1,223,297
McCormick & Co., Inc.	42,246	3,203,092
Mondelez International, Inc. - Class A (b)	216,482	14,599,546
Security Description	Shares	Value
Food Products—(Continued)
Tyson Foods, Inc. - Class A	47,854	$2,676,953
		49,764,028
Gas Utilities — 0.0%
Atmos Energy Corp. (b)	26,556	4,092,545
Ground Transportation — 0.9%
CSX Corp.	314,078	10,248,365
JB Hunt Transport Services, Inc.	13,101	1,881,304
Norfolk Southern Corp.	37,692	9,648,021
Old Dominion Freight Line, Inc. (b)	31,092	5,046,232
Uber Technologies, Inc. (a)	349,626	32,620,106
Union Pacific Corp.	99,893	22,983,381
		82,427,409
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	290,887	39,563,541
Align Technology, Inc. (a)	11,391	2,156,658
Baxter International, Inc.	85,798	2,597,963
Becton Dickinson & Co.	47,918	8,253,875
Boston Scientific Corp. (a)	247,351	26,567,971
Cooper Cos., Inc. (a)	33,435	2,379,235
Dexcom, Inc. (a)	65,557	5,722,471
Edwards Lifesciences Corp. (a)	98,074	7,670,368
GE HealthCare Technologies, Inc.	76,554	5,670,355
Hologic, Inc. (a)	37,257	2,427,666
IDEXX Laboratories, Inc. (a) (b)	13,446	7,211,628
Insulet Corp. (a)	11,766	3,696,642
Intuitive Surgical, Inc. (a)	59,925	32,563,844
Medtronic PLC	214,431	18,691,950
ResMed, Inc.	24,515	6,324,870
Solventum Corp. (a)	23,141	1,755,013
STERIS PLC	16,427	3,946,094
Stryker Corp.	57,506	22,751,099
Zimmer Biomet Holdings, Inc. (b)	33,078	3,017,044
		202,968,287
Health Care Providers & Services — 1.8%
Cardinal Health, Inc.	39,905	6,704,040
Cencora, Inc.	28,841	8,647,974
Centene Corp. (a)	83,195	4,515,825
Cigna Group	44,664	14,765,025
CVS Health Corp. (b)	211,501	14,589,339
DaVita, Inc. (a)	6,942	988,888
Elevance Health, Inc.	37,775	14,692,964
HCA Healthcare, Inc.	28,960	11,094,576
Henry Schein, Inc. (a)	20,350	1,486,567
Humana, Inc.	20,179	4,933,362
Labcorp Holdings, Inc.	13,994	3,673,565
McKesson Corp.	20,918	15,328,292
Molina Healthcare, Inc. (a) (b)	9,062	2,699,570
Quest Diagnostics, Inc. (b)	18,664	3,352,614
UnitedHealth Group, Inc.	151,667	47,315,554
Universal Health Services, Inc. - Class B	9,561	1,731,975
		156,520,130
See accompanying notes to financial statements.
BHFTII-293

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. (b)	25,740	$1,869,496
Healthpeak Properties, Inc.	116,153	2,033,839
Ventas, Inc.	75,453	4,764,857
Welltower, Inc.	103,868	15,967,628
		24,635,820
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	115,983	1,781,499
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. - Class A (a)	72,160	9,549,655
Booking Holdings, Inc.	5,441	31,499,255
Caesars Entertainment, Inc. (a) (b)	34,770	987,120
Carnival Corp. (a)	175,542	4,936,241
Chipotle Mexican Grill, Inc. (a) (b)	225,268	12,648,798
Darden Restaurants, Inc.	19,566	4,264,801
Domino's Pizza, Inc. (b)	5,725	2,579,685
DoorDash, Inc. - Class A (a)	57,324	14,130,939
Expedia Group, Inc.	20,330	3,429,264
Hilton Worldwide Holdings, Inc. (b)	39,742	10,584,884
Las Vegas Sands Corp. (b)	56,706	2,467,278
Marriott International, Inc. - Class A	38,008	10,384,166
McDonald's Corp.	119,548	34,928,339
MGM Resorts International (a)	34,580	1,189,206
Norwegian Cruise Line Holdings Ltd. (a) (b)	74,702	1,514,957
Royal Caribbean Cruises Ltd. (b)	41,770	13,079,858
Starbucks Corp. (b)	189,997	17,409,425
Wynn Resorts Ltd. (b)	14,713	1,378,167
Yum! Brands, Inc.	46,473	6,886,369
		183,848,407
Household Durables — 0.3%
DR Horton, Inc.	46,222	5,958,940
Garmin Ltd.	25,753	5,375,166
Lennar Corp. - Class A (b)	38,819	4,293,770
Mohawk Industries, Inc. (a)	8,676	909,592
NVR, Inc. (a)	489	3,611,588
PulteGroup, Inc.	33,509	3,533,859
		23,682,915
Household Products — 1.0%
Church & Dwight Co., Inc.	41,175	3,957,329
Clorox Co.	20,606	2,474,162
Colgate-Palmolive Co.	135,495	12,316,496
Kimberly-Clark Corp.	55,477	7,152,095
Procter & Gamble Co.	391,989	62,451,687
		88,351,769
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	119,025	1,252,143
Vistra Corp.	56,733	10,995,423
		12,247,566
Industrial Conglomerates — 0.4%
3M Co.	89,979	13,698,403
Security Description	Shares	Value
Industrial Conglomerates—(Continued)
Honeywell International, Inc.	107,451	$25,023,189
		38,721,592
Industrial REITs — 0.2%
Prologis, Inc. (b)	155,141	16,308,422
Insurance — 2.0%
Aflac, Inc. (b)	81,352	8,579,382
Allstate Corp.	44,275	8,913,000
American International Group, Inc.	96,357	8,247,196
Aon PLC - Class A	36,104	12,880,463
Arch Capital Group Ltd.	62,400	5,681,520
Arthur J Gallagher & Co.	42,818	13,706,898
Assurant, Inc. (b)	8,477	1,674,123
Brown & Brown, Inc. (b)	46,859	5,195,257
Chubb Ltd.	62,308	18,051,874
Cincinnati Financial Corp.	26,132	3,891,578
Erie Indemnity Co. - Class A (b)	4,170	1,446,114
Everest Group Ltd. (b)	7,112	2,417,013
Globe Life, Inc.	13,800	1,715,202
Hartford Insurance Group, Inc.	47,499	6,026,198
Loews Corp.	29,099	2,667,214
Marsh & McLennan Cos., Inc.	82,380	18,011,563
MetLife, Inc. (b) (c)	94,278	7,581,837
Principal Financial Group, Inc. (b)	34,484	2,739,064
Progressive Corp.	98,012	26,155,482
Prudential Financial, Inc. (b)	59,186	6,358,944
Travelers Cos., Inc.	37,881	10,134,683
W.R. Berkley Corp. (b)	50,106	3,681,288
Willis Towers Watson PLC	16,577	5,080,851
		180,836,744
Interactive Media & Services — 6.5%
Alphabet, Inc. - Class A	973,058	171,482,011
Alphabet, Inc. - Class C (d)	784,924	139,237,669
Match Group, Inc.	40,999	1,266,459
Meta Platforms, Inc. - Class A	362,999	267,925,932
		579,912,071
IT Services — 1.1%
Accenture PLC - Class A	104,667	31,283,920
Akamai Technologies, Inc. (a) (b)	24,444	1,949,653
Cognizant Technology Solutions Corp. - Class A	82,416	6,430,920
EPAM Systems, Inc. (a)	9,472	1,674,839
Gartner, Inc. (a)	12,868	5,201,503
GoDaddy, Inc. - Class A (a)	23,823	4,289,569
International Business Machines Corp.	155,388	45,805,275
VeriSign, Inc.	13,501	3,899,089
		100,534,768
Leisure Products — 0.0%
Hasbro, Inc.	22,022	1,625,664
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	47,667	5,625,183
Bio-Techne Corp. (b)	26,210	1,348,504
See accompanying notes to financial statements.
BHFTII-294

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services—(Continued)
Charles River Laboratories International, Inc. (a)	8,211	$1,245,855
Danaher Corp.	106,492	21,036,430
IQVIA Holdings, Inc. (a)	27,478	4,330,258
Mettler-Toledo International, Inc. (a)	3,475	4,082,152
Revvity, Inc.	19,706	1,905,964
Thermo Fisher Scientific, Inc.	63,114	25,590,202
Waters Corp. (a) (b)	9,950	3,472,948
West Pharmaceutical Services, Inc.	12,012	2,628,226
		71,265,722
Machinery — 1.5%
Caterpillar, Inc.	78,633	30,526,117
Cummins, Inc.	23,032	7,542,980
Deere & Co. (b)	42,202	21,459,295
Dover Corp.	22,922	4,199,998
Fortive Corp. (b)	56,825	2,962,287
IDEX Corp.	12,630	2,217,449
Illinois Tool Works, Inc. (b)	44,578	11,021,910
Ingersoll Rand, Inc. (b)	67,455	5,610,907
Nordson Corp. (b)	9,039	1,937,690
Otis Worldwide Corp.	65,986	6,533,934
PACCAR, Inc.	87,769	8,343,321
Parker-Hannifin Corp.	21,364	14,922,113
Pentair PLC	27,507	2,823,869
Snap-on, Inc.	8,743	2,720,647
Stanley Black & Decker, Inc. (b)	25,866	1,752,422
Westinghouse Air Brake Technologies Corp.	28,611	5,989,713
Xylem, Inc.	40,686	5,263,141
		135,827,793
Media — 0.4%
Charter Communications, Inc. - Class A (a)	15,958	6,523,790
Comcast Corp. - Class A	622,667	22,222,985
Fox Corp. - Class A	35,785	2,005,391
Fox Corp. - Class B	22,056	1,138,751
Interpublic Group of Cos., Inc.	61,816	1,513,256
News Corp. - Class A	63,065	1,874,292
News Corp. - Class B (b)	18,634	639,332
Omnicom Group, Inc. (b)	32,620	2,346,683
Paramount Global - Class B	100,613	1,297,908
		39,562,388
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	240,121	10,409,245
Newmont Corp.	186,084	10,841,254
Nucor Corp. (b)	38,579	4,997,524
Steel Dynamics, Inc. (b)	23,082	2,954,727
		29,202,750
Multi-Utilities — 0.6%
Ameren Corp.	45,188	4,339,856
CenterPoint Energy, Inc. (b)	109,131	4,009,473
CMS Energy Corp.	50,011	3,464,762
Consolidated Edison, Inc.	60,238	6,044,883
Dominion Energy, Inc.	142,580	8,058,622
Security Description	Shares	Value
Multi-Utilities—(Continued)
DTE Energy Co.	34,695	$4,595,700
NiSource, Inc.	78,697	3,174,637
Public Service Enterprise Group, Inc.	83,428	7,022,969
Sempra	109,037	8,261,733
WEC Energy Group, Inc. (b)	53,356	5,559,695
		54,532,330
Office REITs — 0.0%
BXP, Inc.	24,353	1,643,097
Oil, Gas & Consumable Fuels — 2.8%
APA Corp. (b)	60,330	1,103,436
Chevron Corp. (b)	271,544	38,882,385
ConocoPhillips	211,065	18,940,973
Coterra Energy, Inc.	127,611	3,238,767
Devon Energy Corp.	107,354	3,414,931
Diamondback Energy, Inc.	31,262	4,295,399
EOG Resources, Inc.	91,251	10,914,532
EQT Corp.	100,085	5,836,957
Expand Energy Corp.	36,207	4,234,047
Exxon Mobil Corp.	720,598	77,680,464
Hess Corp.	46,352	6,421,606
Kinder Morgan, Inc.	323,213	9,502,462
Marathon Petroleum Corp.	51,363	8,531,908
Occidental Petroleum Corp. (b)	118,468	4,976,841
ONEOK, Inc. (b)	104,433	8,524,866
Phillips 66 Co. (b)	68,120	8,126,716
Targa Resources Corp.	36,269	6,313,708
Texas Pacific Land Corp. (b)	3,152	3,329,741
Valero Energy Corp. (b)	52,365	7,038,903
Williams Cos., Inc.	204,142	12,822,159
		244,130,801
Passenger Airlines — 0.1%
Delta Air Lines, Inc. (b)	109,168	5,368,882
Southwest Airlines Co. (b)	95,277	3,090,786
United Airlines Holdings, Inc. (a)	54,605	4,348,196
		12,807,864
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. - Class A (b)	39,158	3,163,966
Kenvue, Inc.	320,993	6,718,384
		9,882,350
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	340,249	15,750,126
Eli Lilly & Co.	131,517	102,521,447
Johnson & Johnson	402,276	61,447,659
Merck & Co., Inc.	419,824	33,233,268
Pfizer, Inc.	950,548	23,041,284
Viatris, Inc.	196,230	1,752,334
Zoetis, Inc.	74,435	11,608,138
		249,354,256
See accompanying notes to financial statements.
BHFTII-295

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Professional Services — 0.6%
Automatic Data Processing, Inc.	67,867	$20,930,183
Broadridge Financial Solutions, Inc.	19,639	4,772,866
Dayforce, Inc. (a)	26,730	1,480,575
Equifax, Inc.	20,765	5,385,818
Jacobs Solutions, Inc.	20,089	2,640,699
Leidos Holdings, Inc.	21,520	3,394,995
Paychex, Inc. (b)	53,596	7,796,074
Paycom Software, Inc. (b)	8,148	1,885,447
Verisk Analytics, Inc.	23,388	7,285,362
		55,572,019
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (a)	49,095	6,879,192
CoStar Group, Inc. (a)	70,536	5,671,094
		12,550,286
Residential REITs — 0.3%
AvalonBay Communities, Inc.	23,773	4,837,805
Camden Property Trust (b)	17,862	2,012,869
Equity Residential (b)	57,171	3,858,471
Essex Property Trust, Inc.	10,765	3,050,801
Invitation Homes, Inc.	95,306	3,126,037
Mid-America Apartment Communities, Inc. (b)	19,571	2,896,704
UDR, Inc. (b)	50,404	2,057,995
		21,840,682
Retail REITs — 0.3%
Federal Realty Investment Trust	12,979	1,232,875
Kimco Realty Corp. (b)	113,104	2,377,446
Realty Income Corp. (b)	150,987	8,698,361
Regency Centers Corp. (b)	27,315	1,945,648
Simon Property Group, Inc.	51,300	8,246,988
		22,501,318
Semiconductors & Semiconductor Equipment — 12.6%
Advanced Micro Devices, Inc. (a)	271,086	38,467,103
Analog Devices, Inc.	82,923	19,737,333
Applied Materials, Inc.	135,833	24,866,947
Broadcom, Inc.	786,129	216,696,459
Enphase Energy, Inc. (a) (b)	21,936	869,762
First Solar, Inc. (a) (b)	17,930	2,968,132
Intel Corp.	729,292	16,336,141
KLA Corp.	22,110	19,804,811
Lam Research Corp.	213,858	20,816,938
Microchip Technology, Inc.	89,919	6,327,600
Micron Technology, Inc.	186,849	23,029,139
Monolithic Power Systems, Inc. (b)	8,005	5,854,697
NVIDIA Corp.	4,077,409	644,189,848
NXP Semiconductors NV	42,237	9,228,362
ON Semiconductor Corp. (a) (b)	69,867	3,661,730
QUALCOMM, Inc.	183,441	29,214,814
Skyworks Solutions, Inc. (b)	25,100	1,870,452
Teradyne, Inc.	26,820	2,411,654
Texas Instruments, Inc.	151,889	31,535,194
		1,117,887,116
Security Description	Shares	Value
Software — 11.3%
Adobe, Inc. (a)	71,257	$27,567,908
ANSYS, Inc. (a)	14,699	5,162,583
Autodesk, Inc. (a)	35,770	11,073,319
Cadence Design Systems, Inc. (a)	45,651	14,067,356
Crowdstrike Holdings, Inc. - Class A (a) (b)	41,643	21,209,196
Fair Isaac Corp. (a)	4,070	7,439,797
Fortinet, Inc. (a)	106,216	11,229,155
Gen Digital, Inc.	91,253	2,682,838
Intuit, Inc.	46,741	36,814,614
Microsoft Corp.	1,242,664	618,113,500
Oracle Corp.	271,931	59,452,275
Palantir Technologies, Inc. - Class A (a)	355,639	48,480,708
Palo Alto Networks, Inc. (a) (b)	110,698	22,653,239
PTC, Inc. (a)	20,054	3,456,106
Roper Technologies, Inc.	17,976	10,189,516
Salesforce, Inc.	160,417	43,744,112
ServiceNow, Inc. (a)	34,609	35,580,821
Synopsys, Inc. (a)	25,851	13,253,291
Tyler Technologies, Inc. (a) (b)	7,210	4,274,376
Workday, Inc. - Class A (a)	36,220	8,692,800
		1,005,137,510
Specialized REITs — 0.9%
American Tower Corp. (b)	78,269	17,299,014
Crown Castle, Inc.	72,805	7,479,258
Digital Realty Trust, Inc.	52,930	9,227,287
Equinix, Inc.	16,355	13,009,912
Extra Space Storage, Inc.	35,480	5,231,171
Iron Mountain, Inc. (b)	49,329	5,059,675
Millrose Properties, Inc.	2	57
Public Storage	26,398	7,745,701
SBA Communications Corp.	17,965	4,218,901
VICI Properties, Inc. (b)	176,673	5,759,540
Weyerhaeuser Co.	121,259	3,115,144
		78,145,660
Specialty Retail — 1.7%
AutoZone, Inc. (a)	2,797	10,383,107
Best Buy Co., Inc.	32,206	2,161,989
CarMax, Inc. (a) (b)	25,469	1,711,772
Home Depot, Inc.	166,177	60,927,135
Lowe's Cos., Inc.	93,578	20,762,151
O'Reilly Automotive, Inc. (a)	142,921	12,881,470
Ross Stores, Inc.	54,978	7,014,093
TJX Cos., Inc.	186,668	23,051,631
Tractor Supply Co. (b)	88,645	4,677,797
Ulta Beauty, Inc. (a)	7,549	3,531,573
Williams-Sonoma, Inc.	20,554	3,357,907
		150,460,625
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	2,497,154	512,341,086
Dell Technologies, Inc. - Class C	50,087	6,140,666
Hewlett Packard Enterprise Co.	219,620	4,491,229
HP, Inc.	157,612	3,855,190
NetApp, Inc.	34,008	3,623,552
See accompanying notes to financial statements.
BHFTII-296

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Securities Lending Reinvestments (f)—3.5%
Security Description	Shares/ Principal Amount*	Value
Technology Hardware, Storage & Peripherals—(Continued)
Seagate Technology Holdings PLC	35,481	$5,120,973
Super Micro Computer, Inc. (a) (b)	85,813	4,205,695
Western Digital Corp.	58,329	3,732,473
		543,510,864
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp. (a) (b)	25,375	2,615,401
Lululemon Athletica, Inc. (a)	18,481	4,390,716
NIKE, Inc. - Class B	196,969	13,992,678
Ralph Lauren Corp.	6,668	1,828,899
Tapestry, Inc.	34,724	3,049,114
		25,876,808
Tobacco — 0.7%
Altria Group, Inc.	281,627	16,511,791
Philip Morris International, Inc.	260,237	47,396,965
		63,908,756
Trading Companies & Distributors — 0.3%
Fastenal Co. (b)	191,809	8,055,978
United Rentals, Inc.	10,868	8,187,951
WW Grainger, Inc.	7,309	7,603,114
		23,847,043
Water Utilities — 0.1%
American Water Works Co., Inc.	32,604	4,535,542
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	79,732	18,996,946
Total Common Stocks (Cost $3,014,918,780)		8,776,776,361

Investment Companies—0.5%
Exchange-Traded Funds — 0.5%
SPDR S&P 500 ETF Trust	78,700	48,624,795
Total Investment Companies (Cost $44,302,611)		48,624,795

Short-Term Investments—0.6%
U.S. Treasury—0.6%
U.S. Treasury Bills
Zero Coupon, 07/01/25 (e)	2,500,000	2,500,000
3.976%, 07/24/25 (e)	4,000,000	3,989,356
4.031%, 07/24/25 (e)	35,000,000	34,906,866
4.047%, 07/24/25 (e)	6,000,000	5,984,034
Total Short-Term Investments (Cost $47,381,126)		47,380,256

Security Description	Shares/ Principal Amount*	Value

Short-Term Investment Funds—0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.190% (g)	10,000,000	$10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.220% (g)	5,000,000	5,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.260% (g)	10,000,000	10,000,000
		25,000,000

Certificates of Deposit—0.8%
Bank of America NA
4.800%, SOFR + 0.400%, 03/31/26 (h)	3,000,000	3,002,916
Bank of Montreal
4.750%, SOFR + 0.350%, 07/14/25 (h)	1,000,000	999,998
4.750%, SOFR + 0.350%, 05/14/26 (h)	6,000,000	5,999,990
4.780%, SOFR + 0.390%, 05/05/26 (h)	3,000,000	3,002,163
Barclays Bank PLC
4.600%, SOFR + 0.200%, 10/01/25 (h)	2,000,000	2,000,152
4.750%, SOFR+0.350%, 10/21/25 (h)	2,000,000	2,001,108
BNP Paribas SA
4.600%, SOFR + 0.210%, 07/22/25 (h)	2,000,000	1,999,976
Cooperatieve Rabobank UA
4.740%, SOFR + 0.340%, 07/30/25 (h)	2,000,000	2,000,340
Credit Agricole Corp. and Investment Bank
4.670%, SOFR + 0.280%, 11/03/25 (h)	5,000,000	4,999,655
4.750%, SOFR+0.360%, 09/03/25 (h)	1,000,000	1,000,132
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 08/20/25	5,000,000	4,969,050
Zero Coupon, 09/15/25	5,000,000	4,953,150
Mizuho Bank Ltd.
4.580%, SOFR + 0.180%, 09/11/25 (h)	2,000,000	1,999,676
4.600%, SOFR + 0.200%, 08/19/25 (h)	2,000,000	1,999,850
4.690%, SOFR+ 0.290%, 11/13/25 (h)	2,000,000	1,999,992
MUFG Bank Ltd.
4.710%, SOFR + 0.310%, 10/30/25 (h)	4,600,000	4,601,394
Oversea-Chinese Banking Corp. Ltd.
4.620%, SOFR + 0.220%, 07/11/25 (h)	3,000,000	3,000,039
Royal Bank of Canada
4.770%, SOFR + 0.380%, 05/01/26 (h)	3,000,000	3,001,395
Skandinaviska Enskilda Banken AB
4.600%, SOFR + 0.200%, 12/08/25 (h)	3,000,000	2,999,121
Sumitomo Mitsui Banking Corp.
4.740%, SOFR + 0.350%, 10/14/25 (h)	3,000,000	3,000,948
Toronto-Dominion Bank
4.850%, SOFR + 0.450%, 04/23/26 (h)	1,000,000	1,000,777
Truist Bank
4.340%, 07/01/25	5,000,000	5,000,005
		65,531,827
Commercial Paper—0.2%
Chesham Finance Ltd./Chesham Finance LLC
4.340%, 07/03/25	5,000,000	4,998,181
ING U.S. Funding LLC
4.600%, SOFR + 0.200%, 09/25/25 (h)	5,000,000	4,999,755
Ionic Funding LLC
4.460%, 07/16/25	2,000,000	1,996,016
See accompanying notes to financial statements.
BHFTII-297

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (f)—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Liberty Street Funding LLC
4.450%, 07/10/25	2,000,000	$1,997,480
Salisbury Receivables Co. LLC
4.450%, 07/09/25	3,000,000	2,996,595
4.470%, 07/15/25	2,000,000	1,996,220
Westpac Banking Corp.
4.790%, SOFR+0.400%, 04/10/26 (h)	2,000,000	2,002,158
		20,986,405
Repurchase Agreements—2.1%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $31,003,841; collateralized by various Common Stock with an aggregate market value of $34,505,293	31,000,000	31,000,000
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $8,401,057; collateralized by various Common Stock with an aggregate market value of $9,349,821	8,400,000	8,400,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $20,498,067; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $20,911,350	20,000,000	20,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $2,592,783; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $2,644,318	2,592,468	2,592,468
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.360%, due on 07/01/25 with a maturity value of $4,920,102; collateralized by U.S. Treasury Obligations with rates ranging from 2.250% - 3.250%, maturity dates ranging from 05/15/41 - 05/15/52, and an aggregate market value of $5,017,898	4,919,506	4,919,507
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $1,900,240; collateralized by various Common Stock with an aggregate market value of $2,118,700	1,900,000	1,900,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $59,052,313; collateralized by various Common Stock with an aggregate market value of $65,792,248	59,000,000	59,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/25 at 4.590%, due on 07/07/25 with a maturity value of $31,027,668; collateralized by various Common Stock with an aggregate market value of $34,569,642	31,000,000	31,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $10,001,233; collateralized by various Common Stock with an aggregate market value of $11,126,188	10,000,000	10,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.520%, due on 07/01/25 with a maturity value of $13,901,745; collateralized by various Common Stock with an aggregate market value of $15,462,959	13,900,000	$13,900,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $5,000,615; collateralized by various Common Stock with an aggregate market value of $5,500,677	5,000,000	5,000,000
		187,711,975
Time Deposits—0.1%
Banco Santander SA
4.320%, 07/01/25	2,000,000	2,000,000
Credit Agricole Corp. and Investment Bank
4.320%, 07/01/25	2,000,000	2,000,000
First Abu Dhabi Bank USA NV
4.320%, 07/01/25	2,000,000	2,000,000
National Bank of Canada
4.400%, OBFR + 0.070%, 07/07/25 (h)	6,000,000	6,000,000
		12,000,000
Total Securities Lending Reinvestments (Cost $311,221,774)		311,230,207
Total Investments—103.6% (Cost $3,417,824,291)		9,184,011,619
Other assets and liabilities (net)—(3.6)%		(315,326,358)
Net Assets—100.0%		$8,868,685,261

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $473,681,752 and the collateral received consisted of cash in the amount of $311,096,296 and non-cash collateral with a value of $170,833,768. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2025, the market value of securities pledged was $21,286,800.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(g)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(h)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

See accompanying notes to financial statements.
BHFTII-298

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the six months ended June 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
MetLife, Inc.	$8,337,677	$(609,553)	$304,090	$(450,377)	$7,581,837

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2025
MetLife, Inc.	$111,488	94,278
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$426,834,537	$0	$930,325,524
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(311,096,296)	$—	$—	$—	$(311,096,296)
Gross amount of recognized liabilities for securities lending transactions					$(311,096,296)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	09/19/25	160	USD	50,030,000	$1,370,912
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$1,370,912

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

See accompanying notes to financial statements.
BHFTII-299

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$(1,170,243)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$3,055,682
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$46,251,458

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$8,776,776,361	$—	$—	$8,776,776,361
Total Investment Companies*	48,624,795	—	—	48,624,795
Total Short-Term Investments*	—	47,380,256	—	47,380,256
Securities Lending Reinvestments
Short-Term Investment Funds	25,000,000	—	—	25,000,000
Certificates of Deposit	—	65,531,827	—	65,531,827
Commercial Paper	—	20,986,405	—	20,986,405
Repurchase Agreements	—	187,711,975	—	187,711,975
Time Deposits	—	12,000,000	—	12,000,000
Total Securities Lending Reinvestments	25,000,000	286,230,207	—	311,230,207
Total Investments	$8,850,401,156	$333,610,463	$—	$9,184,011,619
Collateral for Securities Loaned (Liability)	$—	$(311,096,296)	$—	$(311,096,296)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,370,912	$—	$—	$1,370,912

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-300

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$9,176,429,782
Affiliated investments at value (c) (d)	7,581,837
Cash	2,304,040
Receivable for:
Investments sold	5,857,809
Fund shares sold	314,903
Dividends and interest	4,587,718
Variation margin on futures contracts	240,020
Prepaid expenses	71,183
Total Assets	9,197,387,292
Liabilities
Collateral for securities loaned	311,096,296
Payable for:
Fund shares redeemed	13,984,623
Accrued Expenses:
Management fees	1,693,353
Distribution and service fees	433,034
Deferred trustees’ fees	229,448
Other expenses	1,265,277
Total Liabilities	328,702,031
Net Assets	$8,868,685,261
Net Assets Consist of:
Paid in surplus	$2,788,238,880
Distributable earnings (Accumulated losses)	6,080,446,381
Net Assets	$8,868,685,261
Net Assets
Class A	$6,624,644,149
Class B	2,056,751,085
Class D	46,195,016
Class E	130,928,125
Class G	10,166,886
Capital Shares Outstanding*
Class A	98,774,559
Class B	33,125,230
Class D	691,582
Class E	1,977,229
Class G	163,770
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$67.07
Class B	62.09
Class D	66.80
Class E	66.22
Class G	62.08

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $3,414,026,882.
(b)	Includes securities loaned at value $468,857,356.
(c)	Identified cost of affiliated investments was $3,797,409.
(d)	Includes securities loaned at value of $4,824,396.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$57,479,334
Dividends from affiliated investments	111,488
Interest	976,717
Securities lending income	342,680
Total investment income	58,910,219
Expenses
Management fees	10,700,780
Administration fees	172,905
Custodian and accounting fees	161,360
Distribution and service fees—Class B	2,451,681
Distribution and service fees—Class D	22,007
Distribution and service fees—Class E	93,406
Distribution and service fees—Class G	14,320
Audit and tax services	25,047
Legal	22,722
Trustees’ fees and expenses	20,044
Shareholder reporting	148,674
Insurance	33,108
Miscellaneous	554,190
Total expenses	14,420,244
Less management fee waiver	(555,266)
Net expenses	13,864,978
Net Investment Income	45,045,241
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	357,237,333
Affiliated investments	304,090
Futures contracts	(1,170,243)
Net realized gain (loss)	356,371,180
Net change in unrealized appreciation (depreciation) on:
Investments	112,299,434
Affiliated investments	(450,377)
Futures contracts	3,055,682
Net change in unrealized appreciation (depreciation)	114,904,739
Net realized and unrealized gain (loss)	471,275,919
Net Increase (Decrease) in Net Assets From Operations	$516,321,160

(a)	Net of foreign withholding taxes of $13,014.
See accompanying notes to financial statements.
BHFTII-301

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$45,045,241	$85,364,018
Net realized gain (loss)	356,371,180	796,231,365
Net change in unrealized appreciation (depreciation)	114,904,739	842,169,257
Increase (decrease) in net assets from operations	516,321,160	1,723,764,640
From Distributions to Shareholders
Class A	(643,605,178)	(410,262,383)
Class B	(209,437,807)	(155,761,066)
Class D	(4,459,177)	(3,213,729)
Class E	(12,682,308)	(9,424,870)
Class G	(1,010,340)	(754,733)
Total distributions	(871,194,810)	(579,416,781)
Increase (decrease) in net assets from capital share transactions	324,051,287	316,006,328
Total increase (decrease) in net assets	(30,822,363)	1,460,354,187
Net Assets
Beginning of period	8,899,507,624	7,439,153,437
End of period	$8,868,685,261	$8,899,507,624

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	3,463,764	$235,286,314	13,696,708	$963,419,660
Reinvestments	9,892,487	643,605,178	6,378,457	410,262,383
Redemptions	(9,311,155)	(650,016,178)	(12,006,738)	(801,407,309)
Net increase (decrease)	4,045,096	$228,875,314	8,068,427	$572,274,734
Class B
Sales	729,232	$45,358,237	862,185	$53,482,764
Reinvestments	3,476,723	209,437,807	2,595,153	155,761,066
Redemptions	(2,624,066)	(168,429,814)	(7,082,577)	(440,078,067)
Net increase (decrease)	1,581,889	$86,366,230	(3,625,239)	$(230,834,237)
Class D
Sales	130	$8,166	4,544	$295,651
Reinvestments	68,814	4,459,177	50,144	3,213,729
Redemptions	(30,081)	(2,043,960)	(139,519)	(9,083,513)
Net increase (decrease)	38,863	$2,423,383	(84,831)	$(5,574,133)
Class E
Sales	28,927	$1,903,988	25,651	$1,699,401
Reinvestments	197,421	12,682,308	148,213	9,424,870
Redemptions	(129,718)	(8,838,701)	(414,631)	(27,253,059)
Net increase (decrease)	96,630	$5,747,595	(240,767)	$(16,128,788)
Class G
Sales	4,750	$289,898	1,641	$102,657
Reinvestments	16,775	1,010,340	12,579	754,733
Redemptions	(10,212)	(661,473)	(74,381)	(4,588,638)
Net increase (decrease)	11,313	$638,765	(60,161)	$(3,731,248)
Increase (decrease) derived from capital shares transactions		$324,051,287		$316,006,328
See accompanying notes to financial statements.
BHFTII-302

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$70.20	$60.66	$52.23	$71.87	$60.62	$56.03
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.38	0.75	0.80	0.82	0.77	0.87
Net realized and unrealized gain (loss)	3.66	13.76	12.29	(14.10)	15.72	8.22
Total income (loss) from investment operations	4.04	14.51	13.09	(13.28)	16.49	9.09
Less Distributions
Distributions from net investment income	(0.73)	(0.84)	(0.81)	(0.80)	(1.04)	(1.04)
Distributions from net realized capital gains	(6.44)	(4.13)	(3.85)	(5.56)	(4.20)	(3.46)
Total distributions	(7.17)	(4.97)	(4.66)	(6.36)	(5.24)	(4.50)
Net Asset Value, End of Period	$67.07	$70.20	$60.66	$52.23	$71.87	$60.62
Total Return (%) (b)	6.07 (c)	24.67	25.94	(18.30)	28.36	18.10
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.28 (d)	0.28	0.28	0.28	0.28	0.28
Net ratio of expenses to average net assets (%) (e)	0.26 (d)	0.26	0.26	0.26	0.26	0.27
Ratio of net investment income (loss) to average net assets (%)	1.11 (d)	1.13	1.42	1.40	1.17	1.63
Portfolio turnover rate (%)	5 (c)	22	11	10	12	13
Net assets, end of period (in millions)	$6,624.6	$6,650.0	$5,256.7	$4,597.2	$6,147.5	$5,319.9

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$65.42	$56.83	$49.18	$68.09	$57.69	$53.53
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.27	0.55	0.62	0.63	0.58	0.71
Net realized and unrealized gain (loss)	3.40	12.86	11.55	(13.35)	14.92	7.82
Total income (loss) from investment operations	3.67	13.41	12.17	(12.72)	15.50	8.53
Less Distributions
Distributions from net investment income	(0.56)	(0.69)	(0.67)	(0.63)	(0.90)	(0.91)
Distributions from net realized capital gains	(6.44)	(4.13)	(3.85)	(5.56)	(4.20)	(3.46)
Total distributions	(7.00)	(4.82)	(4.52)	(6.19)	(5.10)	(4.37)
Net Asset Value, End of Period	$62.09	$65.42	$56.83	$49.18	$68.09	$57.69
Total Return (%) (b)	5.94 (c)	24.37	25.63	(18.51)	28.04	17.83
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.53 (d)	0.53	0.53	0.53	0.53	0.53
Net ratio of expenses to average net assets (%) (e)	0.51 (d)	0.51	0.51	0.51	0.51	0.52
Ratio of net investment income (loss) to average net assets (%)	0.86 (d)	0.88	1.17	1.15	0.92	1.38
Portfolio turnover rate (%)	5 (c)	22	11	10	12	13
Net assets, end of period (in millions)	$2,056.8	$2,063.5	$1,998.6	$1,803.1	$2,415.9	$2,158.0
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-303

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Financial Highlights
Selected per share data
	Class D
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$69.91	$60.43	$52.04	$71.62	$60.43	$55.86
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.34	0.68	0.74	0.75	0.70	0.82
Net realized and unrealized gain (loss)	3.65	13.71	12.25	(14.04)	15.66	8.19
Total income (loss) from investment operations	3.99	14.39	12.99	(13.29)	16.36	9.01
Less Distributions
Distributions from net investment income	(0.66)	(0.78)	(0.75)	(0.73)	(0.97)	(0.98)
Distributions from net realized capital gains	(6.44)	(4.13)	(3.85)	(5.56)	(4.20)	(3.46)
Total distributions	(7.10)	(4.91)	(4.60)	(6.29)	(5.17)	(4.44)
Net Asset Value, End of Period	$66.80	$69.91	$60.43	$52.04	$71.62	$60.43
Total Return (%) (b)	6.02 (c)	24.57	25.80	(18.38)	28.23	17.99
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.38 (d)	0.38	0.38	0.38	0.38	0.38
Net ratio of expenses to average net assets (%) (e)	0.36 (d)	0.36	0.36	0.36	0.36	0.37
Ratio of net investment income (loss) to average net assets (%)	1.01 (d)	1.03	1.32	1.29	1.07	1.54
Portfolio turnover rate (%)	5 (c)	22	11	10	12	13
Net assets, end of period (in millions)	$46.2	$45.6	$44.6	$39.5	$55.8	$48.1

	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$69.34	$59.98	$51.68	$71.17	$60.08	$55.56
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.32	0.64	0.71	0.72	0.67	0.79
Net realized and unrealized gain (loss)	3.62	13.60	12.16	(13.96)	15.57	8.14
Total income (loss) from investment operations	3.94	14.24	12.87	(13.24)	16.24	8.93
Less Distributions
Distributions from net investment income	(0.62)	(0.75)	(0.72)	(0.69)	(0.95)	(0.95)
Distributions from net realized capital gains	(6.44)	(4.13)	(3.85)	(5.56)	(4.20)	(3.46)
Total distributions	(7.06)	(4.88)	(4.57)	(6.25)	(5.15)	(4.41)
Net Asset Value, End of Period	$66.22	$69.34	$59.98	$51.68	$71.17	$60.08
Total Return (%) (b)	6.00 (c)	24.49	25.74	(18.43)	28.17	17.93
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.43 (d)	0.43	0.43	0.43	0.43	0.43
Net ratio of expenses to average net assets (%) (e)	0.41 (d)	0.41	0.41	0.41	0.41	0.42
Ratio of net investment income (loss) to average net assets (%)	0.96 (d)	0.98	1.27	1.25	1.02	1.48
Portfolio turnover rate (%)	5 (c)	22	11	10	12	13
Net assets, end of period (in millions)	$130.9	$130.4	$127.2	$118.1	$159.6	$143.3

See accompanying notes to financial statements.
BHFTII-304

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Financial Highlights
Selected per share data
	Class G
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$65.38	$56.76	$49.11	$67.87	$57.51	$53.39
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.26	0.51	0.59	0.60	0.54	0.68
Net realized and unrealized gain (loss)	3.39	12.86	11.53	(13.31)	14.89	7.78
Total income (loss) from investment operations	3.65	13.37	12.12	(12.71)	15.43	8.46
Less Distributions
Distributions from net investment income	(0.51)	(0.62)	(0.62)	(0.49)	(0.87)	(0.88)
Distributions from net realized capital gains	(6.44)	(4.13)	(3.85)	(5.56)	(4.20)	(3.46)
Total distributions	(6.95)	(4.75)	(4.47)	(6.05)	(5.07)	(4.34)
Net Asset Value, End of Period	$62.08	$65.38	$56.76	$49.11	$67.87	$57.51
Total Return (%) (b)	5.91 (c)	24.31	25.56	(18.55)	27.99	17.74
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58 (d)	0.58	0.58	0.58	0.58	0.58
Net ratio of expenses to average net assets (%) (e)	0.56 (d)	0.56	0.56	0.56	0.56	0.57
Ratio of net investment income (loss) to average net assets (%)	0.81 (d)	0.83	1.12	1.09	0.87	1.33
Portfolio turnover rate (%)	5 (c)	22	11	10	12	13
Net assets, end of period (in millions)	$10.2	$10.0	$12.1	$11.7	$17.2	$23.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-305

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—59.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.6%
Boeing Co. (a)	10,035	$2,102,634
General Dynamics Corp.	11,201	3,266,884
L3Harris Technologies, Inc. (b)	16,891	4,236,938
		9,606,456
Automobile Components — 1.5%
Aptiv PLC (a)	73,675	5,026,108
Lear Corp. (b)	42,909	4,075,497
		9,101,605
Banks — 4.3%
Bank of America Corp.	208,007	9,842,891
JPMorgan Chase & Co.	29,325	8,501,611
PNC Financial Services Group, Inc.	23,431	4,368,007
Wells Fargo & Co.	34,474	2,762,057
		25,474,566
Beverages — 0.7%
Constellation Brands, Inc. - Class A	13,696	2,228,065
Diageo PLC	65,555	1,648,940
		3,877,005
Building Products — 2.4%
Johnson Controls International PLC	82,049	8,666,016
Masco Corp.	82,973	5,340,142
		14,006,158
Capital Markets — 7.6%
Charles Schwab Corp.	172,921	15,777,312
CME Group, Inc.	15,387	4,240,965
Goldman Sachs Group, Inc.	16,618	11,761,390
Morgan Stanley	28,349	3,993,240
Northern Trust Corp. (b)	69,536	8,816,469
		44,589,376
Chemicals — 1.9%
Air Products & Chemicals, Inc. (b)	4,622	1,303,681
Axalta Coating Systems Ltd. (a)	84,208	2,500,136
DuPont de Nemours, Inc.	40,770	2,796,414
PPG Industries, Inc. (b)	38,451	4,373,801
		10,974,032
Consumer Staples Distribution & Retail — 0.6%
Target Corp.	23,521	2,320,347
U.S. Foods Holding Corp. (a) (b)	13,487	1,038,634
		3,358,981
Containers & Packaging — 0.3%
Avery Dennison Corp.	4,794	841,203
Smurfit WestRock PLC	28,011	1,208,675
		2,049,878
Distributors — 0.6%
LKQ Corp.	88,701	3,282,824
Security Description	Shares	Value
Electric Utilities — 2.4%
Duke Energy Corp.	39,087	$4,612,266
Exelon Corp. (b)	54,583	2,369,994
PG&E Corp.	375,166	5,229,814
Southern Co. (b)	18,468	1,695,916
		13,907,990
Electrical Equipment — 1.1%
Eaton Corp. PLC (b)	9,310	3,323,577
Regal Rexnord Corp.	20,121	2,916,740
		6,240,317
Entertainment — 0.8%
Electronic Arts, Inc.	18,384	2,935,925
Warner Bros Discovery, Inc. (a)	136,741	1,567,052
		4,502,977
Financial Services — 1.2%
Fidelity National Information Services, Inc.	36,380	2,961,696
Fiserv, Inc. (a)	23,323	4,021,118
		6,982,814
Food Products — 0.2%
Archer-Daniels-Midland Co.	20,730	1,094,129
Ground Transportation — 1.0%
Union Pacific Corp.	25,011	5,754,531
Health Care Equipment & Supplies — 3.3%
Becton Dickinson & Co.	51,487	8,868,636
Medtronic PLC	122,449	10,673,879
		19,542,515
Health Care Providers & Services — 2.3%
Cigna Group	31,022	10,255,253
McKesson Corp.	4,745	3,477,041
		13,732,294
Hotels, Restaurants & Leisure — 0.1%
Wendy's Co.	55,844	637,738
Household Durables — 0.2%
Mohawk Industries, Inc. (a)	13,809	1,447,736
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	16,235	3,780,807
Insurance — 4.2%
Aon PLC - Class A	22,897	8,168,734
Chubb Ltd.	24,127	6,990,074
Principal Financial Group, Inc.	13,093	1,039,977
Travelers Cos., Inc.	6,744	1,804,290
Willis Towers Watson PLC (b)	20,954	6,422,401
		24,425,476
Interactive Media & Services — 0.2%
Alphabet, Inc. - Class A	5,409	953,228
See accompanying notes to financial statements.
BHFTII-306

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services — 1.3%
Accenture PLC - Class A	9,149	$2,734,545
Amdocs Ltd.	23,060	2,103,994
Cognizant Technology Solutions Corp. - Class A	34,391	2,683,530
		7,522,069
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	21,951	2,590,438
ICON PLC (a)	20,180	2,935,181
		5,525,619
Machinery — 0.7%
AGCO Corp.	19,591	2,021,008
Stanley Black & Decker, Inc.	28,528	1,932,772
		3,953,780
Media — 2.6%
Comcast Corp. - Class A	238,327	8,505,891
Interpublic Group of Cos., Inc.	13,324	326,171
Omnicom Group, Inc.	91,401	6,575,388
		15,407,450
Metals & Mining — 0.2%
Glencore PLC (a)	300,039	1,168,315
Multi-Utilities — 0.7%
National Grid PLC	285,069	4,168,103
Oil, Gas & Consumable Fuels — 3.9%
ConocoPhillips	71,998	6,461,101
Exxon Mobil Corp.	48,104	5,185,611
Hess Corp.	54,099	7,494,875
Suncor Energy, Inc.	96,430	3,612,186
		22,753,773
Personal Care Products — 1.4%
Kenvue, Inc.	393,030	8,226,118
Pharmaceuticals — 3.8%
Johnson & Johnson	61,816	9,442,394
Organon & Co. (b)	37,538	363,368
Pfizer, Inc.	381,386	9,244,797
Roche Holding AG	9,924	3,244,259
		22,294,818
Professional Services — 0.2%
Leidos Holdings, Inc.	6,644	1,048,157
Semiconductors & Semiconductor Equipment — 1.4%
Intel Corp.	143,910	3,223,584
NXP Semiconductors NV	22,058	4,819,452
		8,043,036
Software — 1.7%
Microsoft Corp.	20,666	10,279,475
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc. - Class B	15,175	$1,078,032
Tobacco — 1.7%
Altria Group, Inc.	24,551	1,439,425
Philip Morris International, Inc.	47,064	8,571,766
		10,011,191
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	2,926	697,149
Total Common Stocks (Cost $275,954,323)		351,500,518

Corporate Bonds & Notes—12.4%
Aerospace/Defense — 0.1%
BAE Systems PLC
3.400%, 04/15/30 (144A)	336,000	320,628
Boeing Co.
5.805%, 05/01/50	231,000	221,529
6.858%, 05/01/54	202,000	221,132
		763,289
Agriculture — 0.4%
BAT International Finance PLC
4.448%, 03/16/28 (b)	1,275,000	1,277,043
Philip Morris International, Inc.
5.125%, 11/17/27 (b)	233,000	237,661
5.125%, 02/15/30 (b)	282,000	290,129
5.625%, 11/17/29 (b)	101,000	106,053
5.750%, 11/17/32 (b)	445,000	470,453
		2,381,339
Auto Manufacturers — 0.2%
Stellantis Finance U.S., Inc.
2.691%, 09/15/31 (144A) (b)	1,012,000	855,254
Banks — 2.2%
Bank of America Corp.
2.572%, SOFR + 1.210%, 10/20/32 (c)	900,000	793,225
Barclays PLC
2.894%, 1Y H15 + 1.300%, 11/24/32 (c)	259,000	229,224
7.437%, 1Y H15 + 3.500%, 11/02/33 (c)	774,000	878,451
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (b) (c)	258,000	250,330
6.720%, SOFR + 3.180%, 01/18/29 (b) (c)	628,000	659,697
7.146%, SOFR + 2.520%, 07/13/27 (c)	239,000	245,039
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (c)	834,000	728,370
2.600%, 02/07/30 (b)	623,000	575,761
HSBC Holdings PLC
4.000%, 5Y H15 + 3.222%, 03/09/26 (c)	200,000	196,619
4.700%, 5Y H15 + 3.250%, 03/09/31 (c)	332,000	300,941
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (c)	1,358,000	1,195,507
2.963%, SOFR + 1.260%, 01/25/33 (c)	518,000	465,594
See accompanying notes to financial statements.
BHFTII-307

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Banks—(Continued)
JPMorgan Chase & Co.
3.897%, 3M TSFR + 1.482%, 01/23/49 (c)	297,000	$234,539
5.766%, SOFR + 1.490%, 04/22/35 (c)	781,000	820,510
Mitsubishi UFJ Financial Group, Inc.
2.852%, 1Y H15 + 1.100%, 01/19/33 (c)	920,000	814,996
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (c)	672,000	619,662
2.943%, SOFR + 1.290%, 01/21/33 (c)	860,000	767,545
Sumitomo Mitsui Financial Group, Inc.
2.472%, 01/14/29 (b)	1,536,000	1,442,132
UBS Group AG
2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (c)	1,883,000	1,628,750
		12,846,892
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38 (b)	194,000	181,016
8.000%, 11/15/39	813,000	1,028,842
Diageo Capital PLC
2.375%, 10/24/29 (b)	835,000	774,985
Keurig Dr. Pepper, Inc.
3.200%, 05/01/30	86,000	81,084
		2,065,927
Building Materials — 0.2%
Martin Marietta Materials, Inc.
2.500%, 03/15/30 (b)	52,000	47,715
Masco Corp.
2.000%, 02/15/31 (b)	1,141,000	981,351
Vulcan Materials Co.
3.500%, 06/01/30 (b)	106,000	101,410
		1,130,476
Chemicals — 0.1%
RPM International, Inc.
2.950%, 01/15/32	413,000	364,175
Commercial Services — 0.5%
Ashtead Capital, Inc.
5.500%, 08/11/32 (144A)	1,117,000	1,131,221
ERAC USA Finance LLC
7.000%, 10/15/37 (144A)	201,000	230,664
Experian Finance PLC
4.250%, 02/01/29 (144A)	533,000	531,674
Global Payments, Inc.
2.900%, 11/15/31 (b)	215,000	190,162
Verisk Analytics, Inc.
4.125%, 03/15/29 (b)	533,000	529,417
5.750%, 04/01/33	387,000	406,962
		3,020,100
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
4.900%, 03/22/33 (b)	216,000	219,195
Security Description	Principal Amount*	Value
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	1,534,000	$1,494,540
3.650%, 07/21/27	320,000	315,145
Avolon Holdings Funding Ltd.
3.250%, 02/15/27 (144A)	599,000	583,885
4.375%, 05/01/26 (144A)	215,000	213,704
Capital One Financial Corp.
3.273%, SOFR + 1.790%, 03/01/30 (b) (c)	1,286,000	1,230,070
Charles Schwab Corp.
5.853%, SOFR + 2.500%, 05/19/34 (b) (c)	979,000	1,040,003
Intercontinental Exchange, Inc.
2.100%, 06/15/30	614,000	550,033
LPL Holdings, Inc.
4.375%, 05/15/31 (144A) (b)	1,048,000	1,002,709
		6,430,089
Electric — 1.3%
American Electric Power Co., Inc.
5.950%, 11/01/32 (b)	344,000	364,676
Brazos Securitization LLC
5.243%, 03/01/43 (144A)	448,000	446,092
Consumers Securitization Funding LLC
5.550%, 03/01/28	229,621	231,228
Duke Energy Carolinas LLC
4.950%, 01/15/33 (b)	1,078,000	1,096,858
Duke Energy Corp.
4.500%, 08/15/32 (b)	818,000	799,787
Electricite de France SA
6.900%, 05/23/53 (144A) (b)	200,000	213,418
Empire District Bondco LLC
4.943%, 01/01/35	317,267	319,468
Enel Finance International NV
7.050%, 10/14/25 (144A)	315,000	316,852
Exelon Corp.
4.050%, 04/15/30 (b)	498,000	489,905
Georgia Power Co.
3.700%, 01/30/50	40,000	29,813
Jersey Central Power & Light Co.
2.750%, 03/01/32 (144A)	256,000	224,421
4.300%, 01/15/26 (144A)	422,000	421,166
5.100%, 01/15/35 (b)	176,000	175,480
Oncor Electric Delivery Co. LLC
5.750%, 03/15/29	605,000	633,902
Pacific Gas & Electric Co.
2.100%, 08/01/27	135,000	127,858
2.500%, 02/01/31	435,000	377,602
3.000%, 06/15/28	390,000	370,383
3.300%, 08/01/40	283,000	202,457
Virginia Power Fuel Securitization LLC
5.088%, 05/01/29 (b)	254,085	255,459
Xcel Energy, Inc.
3.400%, 06/01/30 (b)	297,000	281,761
		7,378,586
See accompanying notes to financial statements.
BHFTII-308

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Electronics — 0.1%
Arrow Electronics, Inc.
2.950%, 02/15/32 (b)	701,000	$615,376
Environmental Control — 0.3%
Republic Services, Inc.
1.450%, 02/15/31 (b)	253,000	215,783
Waste Management, Inc.
4.875%, 02/15/34 (b)	1,541,000	1,562,149
		1,777,932
Food — 0.1%
Mars, Inc.
5.200%, 03/01/35 (144A)	566,000	572,780
Gas — 0.1%
APA Infrastructure Ltd.
4.250%, 07/15/27 (144A)	84,000	83,616
East Ohio Gas Co.
2.000%, 06/15/30 (144A) (b)	340,000	302,283
NiSource, Inc.
5.650%, 02/01/45	136,000	132,630
		518,529
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.600%, 05/27/30 (144A) (b)	200,000	182,839
Boston Scientific Corp.
2.650%, 06/01/30	439,000	406,414
		589,253
Healthcare-Services — 0.4%
Adventist Health System
5.430%, 03/01/32	731,000	734,173
Cigna Group
3.200%, 03/15/40	148,000	113,329
HCA, Inc.
5.125%, 06/15/39	488,000	458,954
Humana, Inc.
5.875%, 03/01/33	370,000	382,371
Northwell Healthcare, Inc.
3.979%, 11/01/46	51,000	39,206
4.260%, 11/01/47	379,000	301,279
UnitedHealth Group, Inc.
5.000%, 04/15/34 (b)	555,000	554,787
		2,584,099
Insurance — 0.9%
AIA Group Ltd.
3.375%, 04/07/30 (144A) (b)	804,000	770,885
Aon Corp.
4.500%, 12/15/28	528,000	530,558
Brown & Brown, Inc.
4.200%, 03/17/32	578,000	553,027
5.550%, 06/23/35	136,000	138,684
Corebridge Financial, Inc.
3.900%, 04/05/32 (b)	894,000	839,118
Security Description	Principal Amount*	Value
Insurance—(Continued)
Corebridge Financial, Inc.
5.750%, 01/15/34 (b)	328,000	$340,766
Fairfax Financial Holdings Ltd.
5.625%, 08/16/32 (b)	1,094,000	1,123,557
6.000%, 12/07/33	24,000	25,032
Liberty Mutual Group, Inc.
3.951%, 10/15/50 (144A)	306,000	223,725
Sammons Financial Group, Inc.
6.875%, 04/15/34 (144A) (b)	853,000	913,291
		5,458,643
Internet — 0.1%
Booking Holdings, Inc.
4.625%, 04/13/30	397,000	401,562
Lodging — 0.2%
Las Vegas Sands Corp.
3.900%, 08/08/29	257,000	244,693
Marriott International, Inc.
2.750%, 10/15/33 (b)	443,000	377,111
2.850%, 04/15/31	2,000	1,816
4.625%, 06/15/30	544,000	545,288
		1,168,908
Machinery-Diversified — 0.1%
Westinghouse Air Brake Technologies Corp.
4.700%, 09/15/28	618,000	621,544
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41 (b)	577,000	418,610
5.250%, 04/01/53 (b)	469,000	398,459
5.375%, 05/01/47 (b)	122,000	105,885
6.384%, 10/23/35	290,000	304,589
Time Warner Cable Enterprises LLC
8.375%, 07/15/33	554,000	645,125
		1,872,668
Mining — 0.4%
Anglo American Capital PLC
2.625%, 09/10/30 (144A) (b)	1,340,000	1,211,466
3.875%, 03/16/29 (144A) (b)	200,000	195,338
5.625%, 04/01/30 (144A) (b)	524,000	543,584
Glencore Funding LLC
2.500%, 09/01/30 (144A) (b)	469,000	422,586
2.850%, 04/27/31 (144A) (b)	194,000	174,909
		2,547,883
Oil & Gas — 0.7%
BP Capital Markets America, Inc.
2.721%, 01/12/32 (b)	1,148,000	1,026,380
Diamondback Energy, Inc.
5.400%, 04/18/34	352,000	353,042
Eni SpA
4.750%, 09/12/28 (144A)	1,046,000	1,057,323
See accompanying notes to financial statements.
BHFTII-309

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
EQT Corp.
5.750%, 02/01/34 (b)	785,000	$811,664
Phillips 66
2.150%, 12/15/30 (b)	846,000	745,015
		3,993,424
Pharmaceuticals — 0.1%
CVS Health Corp.
5.300%, 06/01/33	673,000	678,703
Pipelines — 0.4%
Enbridge, Inc.
5.625%, 04/05/34	527,000	541,448
Plains All American Pipeline LP/PAA Finance Corp.
3.800%, 09/15/30 (b)	503,000	480,728
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (b)	137,000	136,771
Spectra Energy Partners LP
3.375%, 10/15/26	220,000	216,917
Targa Resources Corp.
4.200%, 02/01/33 (b)	201,000	188,337
6.125%, 03/15/33	606,000	638,666
		2,202,867
Real Estate Investment Trusts — 0.7%
Boston Properties LP
2.550%, 04/01/32	363,000	306,232
Brixmor Operating Partnership LP
4.050%, 07/01/30 (b)	479,000	464,685
4.125%, 05/15/29	47,000	46,215
Crown Castle, Inc.
3.650%, 09/01/27	789,000	775,415
Equinix, Inc.
1.800%, 07/15/27 (b)	397,000	378,437
2.500%, 05/15/31	505,000	447,421
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29	480,000	485,322
Public Storage Operating Co.
5.100%, 08/01/33 (b)	1,143,000	1,172,769
Realty Income Corp.
3.250%, 01/15/31 (b)	142,000	133,101
		4,209,597
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.439%, 05/13/41 (144A)	619,000	460,354
Genuine Parts Co.
2.750%, 02/01/32 (b)	1,005,000	875,277
		1,335,631
Semiconductors — 0.1%
Broadcom, Inc.
4.300%, 11/15/32	369,000	357,928
4.926%, 05/15/37 (144A)	194,000	188,282
		546,210
Security Description	Principal Amount*	Value
Software — 0.1%
Fiserv, Inc.
2.650%, 06/01/30 (b)	184,000	$168,635
Oracle Corp.
4.900%, 02/06/33 (b)	199,000	199,533
Roper Technologies, Inc.
2.000%, 06/30/30 (b)	394,000	350,118
		718,286
Telecommunications — 0.5%
Rogers Communications, Inc.
3.800%, 03/15/32	1,418,000	1,317,687
T-Mobile USA, Inc.
2.050%, 02/15/28	520,000	491,496
Verizon Communications, Inc.
3.150%, 03/22/30	289,000	273,915
4.812%, 03/15/39	535,000	502,002
Vodafone Group PLC
5.625%, 02/10/53 (b)	199,000	187,747
		2,772,847
Total Corporate Bonds & Notes (Cost $76,087,616)		72,642,064

Agency Sponsored Mortgage-Backed Securities—9.9%
Agency Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp. REMICS
3.000%, 07/15/39	26,274	25,184
3.500%, 08/15/42	102,457	96,879
4.500%, 12/15/40 (d)	4,878	453
5.000%, 01/15/40	35,141	36,055
5.500%, 02/15/36 (d)	12,142	1,939
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 02/25/59	89,644	77,344
3.500%, 10/25/58	84,731	79,253
Federal National Mortgage Association Connecticut Avenue Securities Trust
5.306%, SOFR30A + 1.000%, 02/25/45 (144A) (c)	208,779	208,909
Federal National Mortgage Association REMICS
2.000%, 04/25/46	40,392	37,526
3.000%, 02/25/33 (d)	44,311	3,191
3.250%, 05/25/40	18,769	17,903
4.000%, 10/25/40	26,663	26,403
4.000%, 07/25/46 (d)	70,857	13,128
Government National Mortgage Association REMICS
4.000%, 07/20/41	37,954	36,929
4.500%, 09/20/41	25,091	25,203
4.532%, 1M TSFR + 0.214%, 09/20/41 (c)	202,151	196,965
		883,264
Agency Mortgage-Backed Securities — 9.7%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/51	94,836	71,716
1.500%, 10/01/51	157,399	118,586
2.000%, 02/01/42	403,356	346,458
See accompanying notes to financial statements.
BHFTII-310

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
2.000%, 08/01/51	445,981	$355,325
2.000%, 02/01/52	732,904	583,069
2.500%, 04/01/48	54,218	46,345
2.500%, 10/01/51	250,082	209,808
2.500%, 12/01/51	2,157,895	1,793,409
2.500%, 03/01/52	211,157	175,841
2.500%, 04/01/52	479,619	398,661
2.500%, 09/01/52	54,874	45,533
3.000%, 01/01/38	154,186	145,477
3.000%, 10/01/42	194,299	175,516
3.000%, 04/01/43	467,763	423,138
3.000%, 05/01/43	397,557	359,350
3.000%, 05/01/46	167,599	149,998
3.000%, 10/01/46	375,667	336,211
3.000%, 11/01/46	398,684	355,720
3.000%, 03/01/48	34,339	30,269
3.000%, 07/01/50	16,962	15,049
3.000%, 04/01/52	150,311	130,364
3.000%, 05/01/52	344,514	298,267
3.000%, 06/01/52	720,144	623,476
3.500%, 11/01/37	104,616	101,001
3.500%, 02/01/42	156,401	147,016
3.500%, 04/01/42	91,662	86,210
3.500%, 12/01/42	283,951	266,928
3.500%, 04/01/43	36,948	34,762
3.500%, 07/01/43	13,831	12,979
3.500%, 08/01/43	170,055	159,339
3.500%, 12/01/45	92,211	85,540
3.500%, 12/01/46	444,399	409,938
3.500%, 05/01/52	79,742	72,546
3.500%, 06/01/52	255,516	230,196
3.500%, 04/01/53	463,363	417,483
4.000%, 08/01/37	28,216	27,815
4.000%, 11/01/40	128,206	124,045
4.000%, 01/01/41	267,789	258,869
4.000%, 04/01/44	100,588	95,797
4.000%, 08/01/47	162,443	153,285
4.500%, 04/01/35	9,700	9,667
4.500%, 03/01/39	178,983	177,936
4.500%, 07/01/39	47,304	47,255
4.500%, 09/01/39	25,660	25,634
4.500%, 10/01/39	14,834	14,819
4.500%, 12/01/39	23,904	23,869
4.500%, 05/01/42	43,647	43,547
4.500%, 10/01/52	434,712	416,602
5.000%, 09/01/33	37,196	37,683
5.000%, 03/01/34	11,121	11,128
5.000%, 04/01/34	7,089	7,182
5.000%, 08/01/35	7,638	7,754
5.000%, 10/01/35	19,426	19,715
5.000%, 11/01/35	17,178	17,469
5.000%, 12/01/36	10,898	11,071
5.000%, 07/01/39	74,756	75,785
5.000%, 08/01/52	445,941	439,512
5.000%, 02/01/53	652,034	643,190
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
5.000%, 09/01/53	89,000	$87,481
5.500%, 12/01/33	45,252	45,936
5.500%, 01/01/34	34,198	35,021
5.500%, 04/01/34	4,572	4,608
5.500%, 11/01/34	5,652	5,741
5.500%, 05/01/35	2,974	3,064
5.500%, 09/01/35	5,581	5,717
5.500%, 10/01/35	14,163	14,386
5.500%, 03/01/53	445,858	447,442
5.500%, 04/01/53	162,458	164,228
6.000%, 04/01/34	28,264	29,087
6.000%, 07/01/34	12,823	13,202
6.000%, 08/01/34	61,261	63,726
6.000%, 09/01/34	1,738	1,789
6.000%, 07/01/35	9,547	10,020
6.000%, 08/01/35	10,484	10,998
6.000%, 11/01/35	13,076	13,723
6.000%, 03/01/36	11,421	11,721
6.000%, 10/01/36	5,424	5,613
6.000%, 05/01/37	23,310	24,465
6.000%, 06/01/37	6,154	6,382
6.000%, 12/01/52	88,141	90,869
6.000%, 02/01/55	438,571	449,418
6.500%, 05/01/34	6,548	6,822
6.500%, 06/01/34	14,973	15,693
6.500%, 08/01/34	6,467	6,686
6.500%, 10/01/34	16,050	16,761
6.500%, 11/01/34	29,652	31,031
6.500%, 05/01/37	12,675	13,314
6.500%, 07/01/37	11,996	12,636
6.500%, 05/01/54	17,977	18,600
6.500%, 09/01/54	202,854	210,897
6.500%, 11/01/54	205,443	212,627
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.324%, 11/25/27 (c) (d)	5,207,000	24,318
0.378%, 12/25/27 (c) (d)	3,235,000	20,662
0.406%, 09/25/27 (c) (d)	3,341,000	23,409
0.407%, 11/25/27 (c) (d)	3,478,848	18,804
0.414%, 01/25/31 (c) (d)	1,559,328	21,745
0.417%, 12/25/27 (c) (d)	3,579,000	26,899
0.426%, 11/25/32 (c) (d)	2,557,245	39,161
0.441%, 11/25/31 (c) (d)	2,325,421	44,790
0.449%, 11/25/27 (c) (d)	3,150,963	21,307
0.457%, 08/25/27 (c) (d)	3,107,000	22,558
0.487%, 12/25/27 (c) (d)	5,347,929	42,043
0.539%, 08/25/27 (c) (d)	1,955,965	14,962
0.596%, 12/25/31 (c) (d)	2,074,891	56,793
0.606%, 08/25/31 (c) (d)	483,151	12,498
0.607%, 03/25/31 (c) (d)	1,251,613	29,563
0.632%, 09/25/31 (c) (d)	1,578,796	46,276
0.664%, 12/25/31 (c) (d)	3,517,256	106,785
0.697%, 07/25/27 (c) (d)	3,631,412	34,675
0.775%, 06/25/27 (c) (d)	4,356,000	58,130
0.828%, 03/25/31 (c) (d)	539,591	20,071
See accompanying notes to financial statements.
BHFTII-311

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.867%, 06/25/27 (c) (d)	1,358,491	$15,296
0.871%, 01/25/31 (c) (d)	658,188	25,101
0.955%, 09/25/31 (c) (d)	453,515	20,289
1.026%, 01/25/31 (c) (d)	441,180	19,902
1.039%, 07/25/31 (c) (d)	361,575	17,994
1.171%, 11/25/30 (c) (d)	400,945	20,307
1.214%, 07/25/29 (c) (d)	249,965	9,288
1.262%, 08/25/29 (c) (d)	1,557,408	62,026
1.262%, 09/25/30 (c) (d)	229,735	12,207
1.323%, 05/25/31 (c) (d)	240,722	14,648
1.436%, 06/25/30 (c) (d)	396,103	23,136
1.702%, 08/25/30 (c) (d)	357,560	25,565
1.769%, 05/25/30 (c) (d)	384,386	27,575
1.907%, 05/25/30 (c) (d)	1,002,928	77,064
1.913%, 04/25/30 (c) (d)	300,000	22,419
1.955%, 04/25/30 (c) (d)	808,011	61,737
Federal National Mortgage Association
1.500%, 02/01/42	28,249	23,227
1.500%, 09/01/51	880,058	662,686
2.000%, 12/01/36	62,639	57,229
2.000%, 02/01/42	586,225	504,077
2.000%, 03/01/42	366,734	315,001
2.000%, 04/01/42	623,169	534,684
2.000%, 08/01/50	197,256	157,277
2.000%, 02/01/51	70,791	56,945
2.000%, 04/01/51	165,267	131,499
2.000%, 10/01/51	66,567	52,758
2.000%, 12/01/51	59,565	47,294
2.000%, 02/01/52	346,181	274,648
2.000%, 04/01/52	91,710	72,680
2.500%, 11/01/31	12,104	11,632
2.500%, 07/01/37	200,202	188,062
2.500%, 03/01/42	280,988	250,326
2.500%, 04/01/42	445,214	391,531
2.500%, 01/01/50	423,295	355,655
2.500%, 02/01/50	155,282	130,474
2.500%, 03/01/50	227,316	191,002
2.500%, 06/01/50	31,084	26,307
2.500%, 07/01/50	324,396	274,476
2.500%, 10/01/50	288,142	243,207
2.500%, 02/01/51	262,977	218,973
2.500%, 05/01/51	1,236,527	1,026,660
2.500%, 06/01/51	866,774	720,174
2.500%, 08/01/51	107,227	90,041
2.500%, 10/01/51	41,667	34,642
2.500%, 12/01/51	940,233	786,367
2.500%, 01/01/52	803,368	673,727
2.500%, 02/01/52	233,552	194,263
2.500%, 03/01/52	529,720	444,104
2.500%, 04/01/52	622,470	517,461
2.500%, 06/01/52	21,325	17,728
2.500%, 07/01/52	586,919	486,919
3.000%, 11/01/28	21,208	20,817
3.000%, 09/01/30	16,726	16,330
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.000%, 12/01/31	93,636	$91,103
3.000%, 08/01/33	12,011	11,656
3.000%, 10/01/33	326,525	314,328
3.000%, 12/01/33	28,387	27,388
3.000%, 07/01/37	44,265	41,800
3.000%, 11/01/37	79,069	74,245
3.000%, 09/01/46	69,376	62,011
3.000%, 04/01/51	21,839	19,016
3.000%, 06/01/51	95,273	84,138
3.000%, 12/01/51	566,223	495,008
3.000%, 01/01/52	255,978	225,428
3.000%, 03/01/52	1,000,083	866,615
3.000%, 05/01/52	905,539	784,520
3.000%, 07/01/52	341,993	296,202
3.000%, 08/01/52	301,639	261,400
3.000%, 09/01/52	21,952	19,183
3.500%, 04/01/38	74,702	71,922
3.500%, 11/01/41	15,818	14,560
3.500%, 01/01/42	187,632	176,258
3.500%, 01/01/43	71,687	67,220
3.500%, 04/01/43	237,756	222,865
3.500%, 05/01/43	208,521	195,504
3.500%, 07/01/43	295,381	276,727
3.500%, 08/01/43	118,273	110,903
3.500%, 09/01/43	425,868	399,016
3.500%, 02/01/45	336,275	312,878
3.500%, 09/01/45	288,040	267,401
3.500%, 10/01/45	235,169	218,253
3.500%, 01/01/46	83,216	77,203
3.500%, 05/01/46	90,173	83,471
3.500%, 07/01/46	297,863	275,109
3.500%, 05/01/52	187,274	168,800
4.000%, 09/01/40	203,390	196,577
4.000%, 11/01/40	60,113	58,084
4.000%, 12/01/40	135,318	130,088
4.000%, 02/01/41	73,523	71,049
4.000%, 06/01/41	136,561	131,896
4.000%, 11/01/41	60,374	58,299
4.000%, 01/01/42	428,909	413,673
4.000%, 04/01/42	41,129	39,664
4.000%, 10/01/42	52,981	51,099
4.000%, 12/01/42	51,474	49,619
4.000%, 01/01/43	63,973	61,666
4.000%, 04/01/43	13,945	13,452
4.000%, 05/01/43	117,545	113,273
4.000%, 06/01/43	55,014	53,089
4.000%, 07/01/43	46,373	44,606
4.000%, 04/01/44	32,016	30,862
4.000%, 05/01/44	110,577	106,593
4.000%, 11/01/44	40,661	38,659
4.000%, 06/01/47	138,962	132,114
4.500%, 08/01/33	34,066	33,995
4.500%, 03/01/34	93,990	93,478
4.500%, 07/01/38	181,531	180,469
4.500%, 01/01/40	29,879	29,746
See accompanying notes to financial statements.
BHFTII-312

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.500%, 08/01/40	7,761	$7,743
4.500%, 02/01/41	45,409	45,296
4.500%, 04/01/41	116,572	115,969
4.500%, 11/01/42	27,394	27,239
4.500%, 01/01/43	70,982	70,574
4.500%, 04/01/44	442,957	440,432
4.500%, 06/01/44	40,342	40,071
4.500%, 09/01/52	369,913	355,235
5.000%, 03/01/26	70,105	70,184
5.000%, 11/01/33	18,642	18,863
5.000%, 03/01/34	16,625	16,812
5.000%, 05/01/34	5,374	5,447
5.000%, 08/01/34	6,543	6,594
5.000%, 09/01/34	25,975	26,284
5.000%, 06/01/35	16,081	16,310
5.000%, 07/01/35	55,177	55,965
5.000%, 08/01/35	17,999	18,251
5.000%, 09/01/35	11,708	11,879
5.000%, 10/01/35	45,768	46,400
5.000%, 07/01/39	24,095	24,422
5.000%, 10/01/39	32,182	32,607
5.000%, 11/01/39	13,716	13,891
5.000%, 11/01/40	22,636	22,894
5.000%, 03/01/41	17,554	17,744
5.000%, 02/01/53	387,570	381,463
5.500%, 02/01/33	1,237	1,237
5.500%, 05/01/33	534	534
5.500%, 06/01/33	39,650	40,226
5.500%, 07/01/33	30,712	31,409
5.500%, 11/01/33	19,020	19,452
5.500%, 01/01/34	18,196	18,444
5.500%, 02/01/34	24,558	25,064
5.500%, 03/01/34	10,653	10,781
5.500%, 04/01/34	11,817	11,905
5.500%, 05/01/34	59,223	60,124
5.500%, 06/01/34	71,168	71,747
5.500%, 07/01/34	19,725	20,144
5.500%, 09/01/34	103,546	105,893
5.500%, 10/01/34	91,962	92,886
5.500%, 11/01/34	142,288	146,036
5.500%, 12/01/34	43,180	44,168
5.500%, 01/01/35	77,378	79,858
5.500%, 04/01/35	21,675	22,292
5.500%, 09/01/35	52,271	53,946
5.500%, 11/01/52	1,238,870	1,241,126
5.500%, 11/01/53	459,032	459,261
6.000%, 02/01/32	25,595	26,493
6.000%, 03/01/34	6,510	6,651
6.000%, 04/01/34	67,523	69,888
6.000%, 06/01/34	60,575	62,217
6.000%, 07/01/34	35,568	36,973
6.000%, 08/01/34	58,178	59,969
6.000%, 10/01/34	23,562	24,120
6.000%, 11/01/34	9,732	10,036
6.000%, 12/01/34	3,469	3,573
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.000%, 08/01/35	4,474	$4,602
6.000%, 09/01/35	11,777	12,308
6.000%, 10/01/35	23,503	24,432
6.000%, 12/01/35	25,719	26,788
6.000%, 02/01/36	22,527	23,232
6.000%, 04/01/36	14,495	15,019
6.000%, 06/01/36	2,434	2,544
6.000%, 07/01/37	19,246	19,923
6.000%, 02/01/54	179,699	182,873
6.000%, 03/01/54	423,508	430,756
6.000%, 04/01/54	476,102	484,250
6.500%, 06/01/31	4,824	4,993
6.500%, 09/01/31	8,576	8,858
6.500%, 02/01/32	3,693	3,814
6.500%, 07/01/32	16,318	17,074
6.500%, 08/01/32	10,666	11,017
6.500%, 01/01/33	8,814	9,103
6.500%, 04/01/34	23,040	23,973
6.500%, 06/01/34	5,874	6,136
6.500%, 04/01/36	8,691	9,090
6.500%, 05/01/36	13,069	13,711
6.500%, 02/01/37	31,145	32,589
6.500%, 05/01/37	4,102	4,236
6.500%, 07/01/37	13,180	13,728
6.500%, 12/01/53	101,036	104,355
6.500%, 06/01/54	766,569	793,245
Government National Mortgage Association
2.000%, 11/20/50	319,263	260,129
2.000%, 01/20/52	1,005,887	819,310
2.500%, 08/20/51	226,119	192,206
2.500%, 09/20/51	921,012	782,878
2.500%, 02/20/52	902,494	767,132
3.000%, 04/20/45	67,087	60,343
3.000%, 04/20/46	30,361	27,264
3.000%, 08/20/46	33,499	30,073
3.000%, 09/20/46	75,923	68,155
3.000%, 11/20/47	358,681	321,048
3.000%, 01/20/48	505,449	452,370
3.000%, 02/20/48	29,994	26,903
3.000%, 04/20/48	10,192	9,145
3.000%, 11/20/51	141,465	125,184
3.000%, 05/20/52	314,636	278,404
3.000%, 06/20/52	692,144	612,440
3.000%, 11/20/52	377,684	336,061
3.500%, 12/15/41	171,560	160,090
3.500%, 02/15/42	27,070	25,235
3.500%, 06/20/43	173,417	162,124
3.500%, 07/20/43	216,357	202,290
3.500%, 11/20/47	29,246	27,014
3.500%, 03/20/48	339,152	313,207
3.500%, 06/20/52	492,194	449,048
3.500%, 09/20/52	107,212	97,763
4.000%, 01/20/41	187,562	179,358
4.000%, 02/20/41	46,515	44,480
4.000%, 04/20/41	37,313	35,681
See accompanying notes to financial statements.
BHFTII-313

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
U.S. Treasury & Government Agencies—8.9%
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.000%, 02/20/42	48,698	$46,567
4.000%, 07/20/52	181,528	169,608
4.000%, 09/20/52	82,226	76,848
4.000%, 10/20/52	500,431	468,598
4.500%, 07/20/33	2,486	2,471
4.500%, 09/15/33	16,026	15,869
4.500%, 09/20/33	1,951	1,939
4.500%, 12/20/34	1,382	1,371
4.500%, 03/20/35	9,218	9,156
4.500%, 11/15/39	37,517	36,845
4.500%, 03/15/40	68,941	67,402
4.500%, 04/15/40	66,930	64,938
4.500%, 06/15/40	22,837	22,244
4.500%, 01/20/41	52,768	52,358
4.500%, 09/20/52	1,249,287	1,206,135
4.500%, 11/20/52	557,446	537,965
4.500%, 12/20/52	607,108	585,579
5.000%, 07/20/33	7,150	7,201
5.000%, 03/15/34	6,149	6,199
5.000%, 06/15/34	15,073	14,935
5.000%, 12/15/34	2,148	2,174
5.000%, 06/15/35	4,964	5,023
5.000%, 01/20/53	40,186	39,662
5.000%, 03/20/53	454,312	448,619
5.000%, 05/20/53	1,243,439	1,225,438
5.500%, 11/15/32	26,572	27,038
5.500%, 08/15/33	24,599	24,837
5.500%, 12/15/33	28,341	29,222
5.500%, 09/15/34	18,609	18,793
5.500%, 10/15/35	5,970	6,146
5.500%, 02/20/53	463,061	466,229
5.500%, 05/20/54	566,141	567,953
6.000%, 12/15/28	4,818	4,912
6.000%, 12/15/31	3,992	4,113
6.000%, 03/15/32	646	653
6.000%, 10/15/32	37,590	39,051
6.000%, 01/15/33	207	216
6.000%, 02/15/33	748	767
6.000%, 04/15/33	37,749	39,353
6.000%, 08/15/33	138	138
6.000%, 07/15/34	15,206	15,575
6.000%, 09/15/34	12,656	13,045
6.000%, 01/20/35	10,161	10,606
6.000%, 02/20/35	5,145	5,370
6.000%, 04/20/35	9,212	9,615
6.000%, 01/15/38	37,735	39,390
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (e)	2,475,000	1,959,270
2.500%, TBA (e)	575,000	502,823
3.000%, TBA (e)	25,000	21,629
6.500%, TBA (e)	225,000	232,307
		57,123,125
Total Agency Sponsored Mortgage-Backed Securities (Cost $62,891,562)		58,006,389

Security Description	Principal Amount*	Value

U.S. Treasury — 8.9%
U.S. Treasury Bonds
1.875%, 11/15/51	650,000	$361,613
2.250%, 08/15/46	11,800,000	7,730,383
2.250%, 02/15/52	2,200,000	1,343,805
2.500%, 02/15/45	68,000	47,871
2.875%, 05/15/43	2,550,000	1,965,393
2.875%, 11/15/46	2,439,000	1,795,714
4.000%, 11/15/42	900,000	821,074
4.000%, 11/15/52	1,100,000	962,027
4.125%, 08/15/53	1,100,000	982,566
4.250%, 02/15/54	5,320,000	4,852,838
4.500%, 02/15/44 (b)	400,000	386,500
4.500%, 11/15/54	300,000	285,891
4.750%, 11/15/53	3,200,000	3,171,000
U.S. Treasury Notes
4.250%, 06/30/29	4,500,000	4,583,672
4.250%, 11/15/34	5,800,000	5,819,031
4.500%, 04/15/27 (f)	13,250,000	13,415,107
4.500%, 05/31/29	3,860,000	3,965,245
Total U.S. Treasury & Government Agencies (Cost $56,215,840)		52,489,730

Asset-Backed Securities—4.1%
Asset-Backed - Automobile — 0.5%
AmeriCredit Automobile Receivables Trust
5.750%, 02/18/28	110,611	110,859
ARI Fleet Lease Trust
6.050%, 07/15/32 (144A)	72,105	72,682
Chesapeake Funding II LLC
5.650%, 05/15/35 (144A)	273,233	274,587
Credit Acceptance Auto Loan Trust
6.390%, 08/15/33 (144A)	155,000	156,363
Enterprise Fleet Financing LLC
4.690%, 07/20/27 (144A)	184,000	184,246
6.400%, 03/20/30 (144A)	235,592	239,130
GLS Auto Select Receivables Trust
6.270%, 08/16/27 (144A)	40,218	40,272
6.370%, 06/15/28 (144A)	36,665	36,945
Hyundai Auto Lease Securitization Trust
4.580%, 09/15/27 (144A)	375,000	376,281
Nissan Master Owner Trust Receivables
4.974%, SOFR30A + 0.670%, 02/15/28 (144A) (c)	408,876	409,185
Santander Drive Auto Receivables Trust
4.760%, 08/16/27	671,008	671,227
SBNA Auto Lease Trust
4.940%, 11/20/26 (144A)	32,912	32,939
Stellantis Financial Underwritten Enhanced Lease Trust
4.630%, 07/20/27 (144A)	464,466	465,583
		3,070,299
Asset-Backed - Home Equity — 0.0%
Bayview Financial Revolving Asset Trust
6.041%, 1M TSFR + 1.714%, 12/28/40 (144A) (c)	79,678	171,335
See accompanying notes to financial statements.
BHFTII-314

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Non-Agency Mortgage-Backed Securities—2.0%
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
GMACM Home Equity Loan Trust
5.805%, 10/25/36 (c)	17,945	$17,802
Home Equity Loan Trust
3.516%, 12/25/35 (c)	20,344	320
		189,457
Asset-Backed - Other — 3.6%
Affirm Asset Securitization Trust
5.080%, 04/15/30 (144A)	143,121	143,255
Arbor Realty Commercial Real Estate Notes Ltd.
6.026%, 1M TSFR + 1.714%, 08/15/34 (144A) (c)	522,000	519,927
6.404%, SOFR30A + 2.100%, 01/15/37 (144A) (c)	1,466,500	1,468,332
BSPRT Issuer Ltd.
5.726%, 1M TSFR + 1.414%, 03/15/36 (144A) (c)	1,441,181	1,441,416
6.354%, SOFR30A + 2.050%, 02/15/37 (144A) (c)	524,000	521,912
6.476%, 1M TSFR + 2.164%, 12/15/38 (144A) (c)	245,000	243,551
Business Jet Securities LLC
6.197%, 05/15/39 (144A)	257,170	262,699
Dryden 55 CLO Ltd.
5.538%, 3M TSFR + 1.282%, 04/15/31 (144A) (c)	566,958	567,146
Dryden XXVI Senior Loan Fund
5.418%, 3M TSFR + 1.162%, 04/15/29 (144A) (c)	200,266	200,301
Kubota Credit Owner Trust
5.610%, 07/15/26 (144A)	54,779	54,836
LoanCore Issuer Ltd.
6.176%, 1M TSFR + 1.864%, 07/15/36 (144A) (c)	1,547,500	1,546,953
6.326%, 1M TSFR + 2.014%, 11/15/38 (144A) (c)	3,913,500	3,913,543
MF1 Ltd.
6.128%, 1M TSFR + 1.814%, 12/15/35 (144A) (c)	73,762	73,808
6.268%, 1M TSFR + 1.950%, 02/19/37 (144A) (c)	650,507	638,697
Neuberger Berman CLO XV
5.868%, 3M TSFR + 1.612%, 10/15/29 (144A) (c)	508,944	509,125
Neuberger Berman CLO XX Ltd.
5.468%, 3M TSFR + 1.150%, 04/15/39 (144A) (c)	600,000	600,831
OCP CLO Ltd.
5.933%, 3M TSFR + 1.650%, 01/26/38 (144A) (c)	4,041,128	4,052,326
OneMain Financial Issuance Trust
5.940%, 05/15/34 (144A)	257,022	258,407
Palmer Square Loan Funding Ltd.
5.957%, 3M TSFR + 1.650%, 08/08/32 (144A) (c)	1,329,638	1,330,339
Parallel Ltd.
6.117%, 3M TSFR + 1.800%, 07/20/36 (144A) (c)	523,330	523,330
Starwood Ltd.
6.104%, SOFR30A + 1.800%, 11/15/38 (144A) (c)	1,507,000	1,493,511
U.S. Small Business Administration
5.110%, 08/01/25	1,380	1,380
Voya Ltd.
5.968%, 3M TSFR + 1.712%, 10/15/30 (144A) (c)	584,168	584,444
		20,950,069
Total Asset-Backed Securities (Cost $24,136,297)		24,209,825

Security Description	Principal Amount*/ Shares	Value

Collateralized Mortgage Obligations — 0.5%
Angel Oak Mortgage Trust
5.138%, 09/25/69 (144A) (g)	419,712	$417,482
5.348%, 10/25/69 (144A) (g)	743,183	741,540
5.653%, 10/25/69 (144A) (g)	663,302	664,880
COLT Mortgage Loan Trust
5.123%, 08/25/69 (144A) (g)	479,661	477,810
OBX Trust
5.316%, 10/25/64 (144A) (g)	283,402	282,873
5.547%, 12/25/64 (144A) (c)	355,184	356,434
Verus Securitization Trust
5.364%, 10/25/69 (144A) (c)	167,408	167,307
		3,108,326
Commercial Mortgage-Backed Securities — 1.5%
ARDN Mortgage Trust
6.050%, 1M TSFR + 1.750%, 06/15/35 (144A) (c)	1,112,000	1,112,485
AREIT Trust
6.151%, SOFR30A + 1.850%, 01/20/37 (144A) (c)	892,000	885,392
Bank
5.745%, 08/15/56	533,187	558,314
Benchmark Mortgage Trust
6.363%, 07/15/56 (c)	38,197	40,035
BXMT Ltd.
5.728%, 1M TSFR + 1.414%, 05/15/38 (144A) (c)	1,532,500	1,493,477
Dwight Issuer LLC
5.962%, 1M TSFR + 1.662%, 09/18/42 (144A) (c)	638,500	637,303
ELM Trust
6.195%, 06/10/39 (144A) (c)	668,793	674,004
MF1 Trust
5.856%, 1M TSFR + 1.541%, 11/18/39 (144A) (c)	1,364,066	1,366,626
Morgan Stanley Bank of America Merrill Lynch Trust
3.536%, 11/15/52	519,442	507,343
MSWF Commercial Mortgage Trust
6.014%, 12/15/56 (c)	591,406	633,360
PRM Trust
4.480%, 07/05/33 (144A) (c)	366,561	363,618
Ready Capital Mortgage Financing LLC
6.234%, 1M TSFR + 1.914%, 11/25/36 (144A) (c)	320,000	318,363
		8,590,320
Total Non-Agency Mortgage-Backed Securities (Cost $11,727,727)		11,698,646

Preferred Stocks—0.9%
Household Products — 0.5%
Henkel AG & Co. KGaA	38,171	2,997,222
Technology Hardware, Storage & Peripherals — 0.4%
Samsung Electronics Co. Ltd.	55,801	2,046,326
Total Preferred Stocks (Cost $5,584,679)		5,043,548
See accompanying notes to financial statements.
BHFTII-315

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Municipals—0.5%

Security Description	Principal Amount*/ Shares	Value

Massachusetts Educational Financing Authority
6.352%, 07/01/49	780,000	$801,717
New Jersey Turnpike Authority
7.414%, 01/01/40	1,050,000	1,254,797
Rhode Island Student Loan Authority
6.081%, 12/01/42	650,000	668,429
State Board of Administration Finance Corp.
2.154%, 07/01/30	314,000	280,952
Total Municipals (Cost $2,824,635)		3,005,895

Convertible Preferred Stocks—0.3%
Aerospace & Defense — 0.3%
Boeing Co., 6.000%, 10/15/27 (b) (Cost $1,317,650)	26,353	1,792,004

Short-Term Investments—1.2%
Discount Note—1.2%
Federal Home Loan Bank
Zero Coupon, 07/01/25 (h)	7,104,000	7,103,177
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $1,004; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $1,182	1,004	1,004
Total Short-Term Investments (Cost $7,105,004)		7,104,181

Securities Lending Reinvestments (i)—0.7%
Short-Term Investment Funds—0.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.220% (j)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.190% (j)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.220% (j)	300,000	300,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.260% (j)	500,000	500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.230% (j)	300,000	300,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.270% (j)	500,000	500,000
		2,400,000

Repurchase Agreements—0.3%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $100,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $102,000	100,000	100,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $100,012; collateralized by various Common Stock with an aggregate market value of $111,307	100,000	$100,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $300,036; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $306,000	300,000	300,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $400,049; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $408,050	400,000	400,000
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.360%, due on 07/01/25 with a maturity value of $491,773; collateralized by U.S. Treasury Obligations with rates ranging from 2.250% - 3.250%, maturity dates ranging from 05/15/41 - 05/15/52, and an aggregate market value of $501,547	491,713	491,713
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $100,012; collateralized by various Common Stock with an aggregate market value of $111,262	100,000	100,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $50,006; collateralized by various Common Stock with an aggregate market value of $55,007	50,000	50,000
		1,541,713
Total Securities Lending Reinvestments (Cost $3,941,713)		3,941,713
Total Investments—100.8% (Cost $527,787,046)		591,434,513
Other assets and liabilities (net)—(0.8)%		(4,833,036)
Net Assets—100.0%		$586,601,477

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $46,784,062 and the collateral received consisted of cash in the amount of $3,941,713 and non-cash collateral with a value of $44,084,571. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(c)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the

See accompanying notes to financial statements.
BHFTII-316

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Interest only security.
(e)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2025, the market value of securities pledged was $233,878.
(g)	Security is a “step up” bond where coupon increases or steps up at a predetermined date.
Rate shown is current coupon rate.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(j)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$49,000,439, which is 8.4% of net assets.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$50,691,622	$39,558,317	$51 ,657,105	$67,503,121
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2025 were as follows:
Purchases	Sales
$31,270,505	$28,551,032
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Convertible Preferred Stock	$(1,694,508)	$—	$—	$—	$(1,694,508)
Corporate Bonds & Notes	(1,850,120)	—	—	—	(1,850,120)
U.S. Treasury & Government Agencies	(397,085)	—	—	—	(397,085)
Total Borrowings	$(3,941,713)	$—	$—	$—	$(3,941,713)
Gross amount of recognized liabilities for securities lending transactions					$(3,941,713)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	09/30/25	93	USD	19,346,180	$85,777
U.S. Treasury Note 5 Year Futures	09/30/25	35	USD	3,815,000	35,665
U.S. Treasury Ultra Long Bond Futures	09/19/25	13	USD	1,548,625	64,510
Net Unrealized Appreciation					$185,952
See accompanying notes to financial statements.
BHFTII-317

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts (a)	$185,952

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$3,823

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$206,184
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$23,809,724
Futures contracts short	(1,782,000)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$9,606,456	$—	$—	$9,606,456
Automobile Components	9,101,605	—	—	9,101,605
Banks	25,474,566	—	—	25,474,566
Beverages	2,228,065	1,648,940	—	3,877,005
Building Products	14,006,158	—	—	14,006,158
Capital Markets	44,589,376	—	—	44,589,376
Chemicals	10,974,032	—	—	10,974,032
Consumer Staples Distribution & Retail	3,358,981	—	—	3,358,981
Containers & Packaging	2,049,878	—	—	2,049,878
Distributors	3,282,824	—	—	3,282,824
Electric Utilities	13,907,990	—	—	13,907,990
Electrical Equipment	6,240,317	—	—	6,240,317
Entertainment	4,502,977	—	—	4,502,977
Financial Services	6,982,814	—	—	6,982,814
Food Products	1,094,129	—	—	1,094,129
Ground Transportation	5,754,531	—	—	5,754,531
Health Care Equipment & Supplies	19,542,515	—	—	19,542,515
Health Care Providers & Services	13,732,294	—	—	13,732,294
Hotels, Restaurants & Leisure	637,738	—	—	637,738
Household Durables	1,447,736	—	—	1,447,736
Industrial Conglomerates	3,780,807	—	—	3,780,807
Insurance	24,425,476	—	—	24,425,476
Interactive Media & Services	953,228	—	—	953,228
IT Services	7,522,069	—	—	7,522,069
Life Sciences Tools & Services	5,525,619	—	—	5,525,619
See accompanying notes to financial statements.
BHFTII-318

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Machinery	$3,953,780	$—	$—	$3,953,780
Media	15,407,450	—	—	15,407,450
Metals & Mining	—	1,168,315	—	1,168,315
Multi-Utilities	—	4,168,103	—	4,168,103
Oil, Gas & Consumable Fuels	22,753,773	—	—	22,753,773
Personal Care Products	8,226,118	—	—	8,226,118
Pharmaceuticals	19,050,559	3,244,259	—	22,294,818
Professional Services	1,048,157	—	—	1,048,157
Semiconductors & Semiconductor Equipment	8,043,036	—	—	8,043,036
Software	10,279,475	—	—	10,279,475
Textiles, Apparel & Luxury Goods	1,078,032	—	—	1,078,032
Tobacco	10,011,191	—	—	10,011,191
Wireless Telecommunication Services	697,149	—	—	697,149
Total Common Stocks	341,270,901	10,229,617	—	351,500,518
Total Corporate Bonds & Notes*	—	72,642,064	—	72,642,064
Total Agency Sponsored Mortgage-Backed Securities*	—	58,006,389	—	58,006,389
Total U.S. Treasury & Government Agencies*	—	52,489,730	—	52,489,730
Total Asset-Backed Securities*	—	24,209,825	—	24,209,825
Total Non-Agency Mortgage-Backed Securities*	—	11,698,646	—	11,698,646
Total Preferred Stocks*	—	5,043,548	—	5,043,548
Total Municipals*	—	3,005,895	—	3,005,895
Total Convertible Preferred Stocks*	1,792,004	—	—	1,792,004
Total Short-Term Investments*	—	7,104,181	—	7,104,181
Securities Lending Reinvestments
Short-Term Investment Funds	2,400,000	—	—	2,400,000
Repurchase Agreements	—	1,541,713	—	1,541,713
Total Securities Lending Reinvestments	2,400,000	1,541,713	—	3,941,713
Total Investments	$345,462,905	$245,971,608	$—	$591,434,513
Collateral for Securities Loaned (Liability)	$—	$(3,941,713)	$—	$(3,941,713)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$185,952	$—	$—	$185,952

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-319

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$591,434,513
Cash	3,032
Cash denominated in foreign currencies (c)	7
Receivable for:
Investments sold	238,070
TBA securities sold	1,125,303
Fund shares sold	267,142
Dividends and interest	2,496,379
Variation margin on futures contracts	27,252
Prepaid expenses	4,636
Total Assets	595,596,334
Liabilities
Collateral for securities loaned	3,941,713
Payable for:
TBA securities purchased	3,796,427
Fund shares redeemed	427,935
Accrued Expenses:
Management fees	260,465
Distribution and service fees	73,782
Deferred trustees’ fees	213,601
Other expenses	280,934
Total Liabilities	8,994,857
Net Assets	$586,601,477
Net Assets Consist of:
Paid in surplus	$502,650,539
Distributable earnings (Accumulated losses)	83,950,938
Net Assets	$586,601,477
Net Assets
Class A	$158,506,390
Class B	133,736,452
Class E	18,344,940
Class F	276,013,695
Capital Shares Outstanding*
Class A	1,104,102
Class B	954,332
Class E	128,975
Class F	1,951,940
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$143.56
Class B	140.14
Class E	142.24
Class F	141.40

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $527,787,046.
(b)	Includes securities loaned at value of $46,784,062.
(c)	Identified cost of cash denominated in foreign currencies was $7.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$4,186,946
Interest	5,253,215
Securities lending income	23,191
Other income	1,725
Total investment income	9,465,077
Expenses
Management fees	1,656,798
Administration fees	26,419
Custodian and accounting fees	58,121
Distribution and service fees—Class B	167,089
Distribution and service fees—Class E	13,532
Distribution and service fees—Class F	273,239
Audit and tax services	35,436
Legal	22,722
Trustees’ fees and expenses	20,044
Shareholder reporting	31,723
Insurance	2,568
Miscellaneous	10,891
Total expenses	2,318,582
Less management fee waiver	(63,161)
Net expenses	2,255,421
Net Investment Income	7,209,656
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	15,914,234
Futures contracts	3,823
Foreign currency transactions	(969)
Net realized gain (loss)	15,917,088
Net change in unrealized appreciation (depreciation) on:
Investments	5,519,768
Futures contracts	206,184
Foreign currency transactions	20,355
Net change in unrealized appreciation (depreciation)	5,746,307
Net realized and unrealized gain (loss)	21,663,395
Net Increase (Decrease) in Net Assets From Operations	$28,873,051

(a)	Net of foreign withholding taxes of $55,083.
See accompanying notes to financial statements.
BHFTII-320

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$7,209,656	$14,599,214
Net realized gain (loss)	15,917,088	42,673,115
Net change in unrealized appreciation (depreciation)	5,746,307	(11,576,028)
Increase (decrease) in net assets from operations	28,873,051	45,696,301
From Distributions to Shareholders
Class A	(15,178,865)	(11,589,098)
Class B	(12,785,288)	(10,667,877)
Class E	(1,740,129)	(1,410,263)
Class F	(26,307,039)	(20,767,987)
Total distributions	(56,011,321)	(44,435,225)
Increase (decrease) in net assets from capital share transactions	19,789,787	(28,253,652)
Total increase (decrease) in net assets	(7,348,483)	(26,992,576)
Net Assets
Beginning of period	593,949,960	620,942,536
End of period	$586,601,477	$593,949,960

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	18,735	$2,845,086	30,125	$4,586,910
Reinvestments	107,545	15,178,865	79,623	11,589,098
Redemptions	(64,552)	(9,824,237)	(122,402)	(18,749,282)
Net increase (decrease)	61,728	$8,199,714	(12,654)	$(2,573,274)
Class B
Sales	11,953	$1,763,400	16,970	$2,519,011
Reinvestments	92,788	12,785,288	74,920	10,667,877
Redemptions	(83,432)	(12,404,425)	(179,855)	(26,857,541)
Net increase (decrease)	21,309	$2,144,263	(87,965)	$(13,670,653)
Class E
Sales	1,942	$287,592	16,809	$2,551,858
Reinvestments	12,443	1,740,129	9,771	1,410,263
Redemptions	(7,981)	(1,205,262)	(34,756)	(5,266,157)
Net increase (decrease)	6,404	$822,459	(8,176)	$(1,304,036)
Class F
Sales	20,863	$3,127,845	77,064	$11,621,789
Reinvestments	189,218	26,307,039	144,654	20,767,987
Redemptions	(138,813)	(20,811,533)	(285,825)	(43,095,465)
Net increase (decrease)	71,268	$8,623,351	(64,107)	$(10,705,689)
Increase (decrease) derived from capital shares transactions		$19,789,787		$(28,253,652)
See accompanying notes to financial statements.
BHFTII-321

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$151.19	$151.38	$147.81	$186.11	$176.57	$172.66
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.99	3.86	3.72	3.11	2.70	3.23
Net realized and unrealized gain (loss)	5.55	7.48	10.89	(21.88)	21.69	11.99
Total income (loss) from investment operations	7.54	11.34	14.61	(18.77)	24.39	15.22
Less Distributions
Distributions from net investment income	(4.45)	(4.08)	(3.35)	(3.10)	(3.57)	(4.17)
Distributions from net realized capital gains	(10.72)	(7.45)	(7.69)	(16.43)	(11.28)	(7.14)
Total distributions	(15.17)	(11.53)	(11.04)	(19.53)	(14.85)	(11.31)
Net Asset Value, End of Period	$143.56	$151.19	$151.38	$147.81	$186.11	$176.57
Total Return (%) (b)	5.16 (c)	7.78	10.40	(9.63)	14.22	9.76
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.64 (d)	0.64	0.64	0.63	0.62	0.64
Net ratio of expenses to average net assets (%) (e)	0.62 (d)	0.62	0.62	0.60	0.59	0.64
Ratio of net investment income (loss) to average net assets (%)	2.64 (d)	2.53	2.55	1.96	1.47	1.97
Portfolio turnover rate (%)	15 (c)(f)	34 (f)	32 (f)	62 (f)	92 (f)	78 (f)
Net assets, end of period (in millions)	$158.5	$157.6	$159.7	$158.6	$188.2	$176.7

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$147.71	$148.12	$144.80	$182.66	$173.56	$169.83
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.76	3.40	3.28	2.66	2.20	2.77
Net realized and unrealized gain (loss)	5.42	7.32	10.67	(21.48)	21.32	11.80
Total income (loss) from investment operations	7.18	10.72	13.95	(18.82)	23.52	14.57
Less Distributions
Distributions from net investment income	(4.03)	(3.68)	(2.94)	(2.61)	(3.14)	(3.70)
Distributions from net realized capital gains	(10.72)	(7.45)	(7.69)	(16.43)	(11.28)	(7.14)
Total distributions	(14.75)	(11.13)	(10.63)	(19.04)	(14.42)	(10.84)
Net Asset Value, End of Period	$140.14	$147.71	$148.12	$144.80	$182.66	$173.56
Total Return (%) (b)	5.03 (c)	7.52	10.13	(9.87)	13.93	9.49
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.89 (d)	0.89	0.89	0.88	0.87	0.89
Net ratio of expenses to average net assets (%) (e)	0.87 (d)	0.87	0.87	0.85	0.84	0.89
Ratio of net investment income (loss) to average net assets (%)	2.39 (d)	2.28	2.29	1.70	1.22	1.73
Portfolio turnover rate (%)	15 (c)(f)	34 (f)	32 (f)	62 (f)	92 (f)	78 (f)
Net assets, end of period (in millions)	$133.7	$137.8	$151.2	$154.9	$196.7	$193.4
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-322

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$149.80	$150.08	$146.61	$184.72	$175.35	$171.52
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.86	3.60	3.46	2.85	2.41	2.97
Net realized and unrealized gain (loss)	5.50	7.41	10.80	(21.71)	21.55	11.90
Total income (loss) from investment operations	7.36	11.01	14.26	(18.86)	23.96	14.87
Less Distributions
Distributions from net investment income	(4.20)	(3.84)	(3.10)	(2.82)	(3.31)	(3.90)
Distributions from net realized capital gains	(10.72)	(7.45)	(7.69)	(16.43)	(11.28)	(7.14)
Total distributions	(14.92)	(11.29)	(10.79)	(19.25)	(14.59)	(11.04)
Net Asset Value, End of Period	$142.24	$149.80	$150.08	$146.61	$184.72	$175.35
Total Return (%) (b)	5.08 (c)	7.62	10.24	(9.77)	14.05	9.60
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.79 (d)	0.79	0.79	0.78	0.77	0.79
Net ratio of expenses to average net assets (%) (e)	0.77 (d)	0.77	0.77	0.75	0.74	0.79
Ratio of net investment income (loss) to average net assets (%)	2.49 (d)	2.38	2.39	1.81	1.32	1.83
Portfolio turnover rate (%)	15 (c)(f)	34 (f)	32 (f)	62 (f)	92 (f)	78 (f)
Net assets, end of period (in millions)	$18.3	$18.4	$19.6	$20.7	$23.6	$23.0

	Class F
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$148.97	$149.31	$145.89	$183.89	$174.64	$170.86
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.81	3.50	3.38	2.76	2.31	2.87
Net realized and unrealized gain (loss)	5.47	7.38	10.75	(21.62)	21.45	11.86
Total income (loss) from investment operations	7.28	10.88	14.13	(18.86)	23.76	14.73
Less Distributions
Distributions from net investment income	(4.13)	(3.77)	(3.02)	(2.71)	(3.23)	(3.81)
Distributions from net realized capital gains	(10.72)	(7.45)	(7.69)	(16.43)	(11.28)	(7.14)
Total distributions	(14.85)	(11.22)	(10.71)	(19.14)	(14.51)	(10.95)
Net Asset Value, End of Period	$141.40	$148.97	$149.31	$145.89	$183.89	$174.64
Total Return (%) (b)	5.05 (c)	7.57	10.19	(9.82)	13.99	9.54
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84 (d)	0.84	0.84	0.83	0.82	0.84
Net ratio of expenses to average net assets (%) (e)	0.82 (d)	0.82	0.82	0.80	0.79	0.84
Ratio of net investment income (loss) to average net assets (%)	2.44 (d)	2.33	2.35	1.76	1.27	1.77
Portfolio turnover rate (%)	15 (c)(f)	34 (f)	32 (f)	62 (f)	92 (f)	78 (f)
Net assets, end of period (in millions)	$276.0	$280.2	$290.4	$294.3	$366.2	$357.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 10%, 28%, 22%, 30%, 29%, and 40% for the six months ended, June 30,
2025, and for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.

See accompanying notes to financial statements.
BHFTII-323

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 8.1%
Boeing Co. (a)	305,145	$63,937,032
General Dynamics Corp.	174,677	50,946,294
Northrop Grumman Corp.	60,969	30,483,280
RTX Corp.	473,893	69,197,856
		214,564,462
Banks — 9.3%
Citigroup, Inc.	525,743	44,751,244
JPMorgan Chase & Co.	425,582	123,380,478
PNC Financial Services Group, Inc.	238,030	44,373,553
Wells Fargo & Co.	422,693	33,866,163
		246,371,438
Beverages — 1.4%
Diageo PLC	347,783	8,747,973
PepsiCo, Inc.	205,633	27,151,781
		35,899,754
Biotechnology — 1.5%
AbbVie, Inc.	212,353	39,416,964
Building Products — 0.3%
Trane Technologies PLC	19,269	8,428,453
Capital Markets — 7.6%
Blackrock, Inc.	36,097	37,874,777
KKR & Co., Inc. (b)	364,422	48,479,059
LPL Financial Holdings, Inc.	24,738	9,276,008
Morgan Stanley	386,046	54,378,440
Nasdaq, Inc.	567,220	50,720,812
		200,729,096
Chemicals — 1.2%
Corteva, Inc.	123,377	9,195,288
DuPont de Nemours, Inc.	151,231	10,372,934
Sherwin-Williams Co.	32,387	11,120,400
		30,688,622
Construction Materials — 0.6%
CRH PLC	171,852	15,776,014
Consumer Finance — 2.4%
American Express Co.	201,787	64,366,017
Consumer Staples Distribution & Retail — 0.6%
Target Corp.	162,088	15,989,981
Electric Utilities — 7.2%
American Electric Power Co., Inc.	111,660	11,585,842
Duke Energy Corp.	448,430	52,914,740
Exelon Corp. (b)	449,955	19,537,046
PG&E Corp.	1,996,354	27,829,175
Southern Co. (b)	532,545	48,903,607
Xcel Energy, Inc. (b)	447,649	30,484,897
		191,255,307
Security Description	Shares	Value
Electrical Equipment — 1.1%
Eaton Corp. PLC	83,318	$29,743,693
Electronic Equipment, Instruments & Components — 0.3%
CDW Corp.	40,022	7,147,529
Food Products — 2.3%
Mondelez International, Inc. - Class A (b)	438,501	29,572,507
Nestle SA	302,413	30,036,211
		59,608,718
Ground Transportation — 2.1%
Canadian National Railway Co.	105,435	10,969,458
Union Pacific Corp.	194,778	44,814,522
		55,783,980
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	290,819	39,554,292
Health Care Providers & Services — 7.4%
Cigna Group	259,233	85,697,245
Elevance Health, Inc.	78,688	30,606,485
McKesson Corp.	109,748	80,421,139
		196,724,869
Hotels, Restaurants & Leisure — 1.3%
Marriott International, Inc. - Class A (b)	127,417	34,811,599
Household Products — 1.2%
Kimberly-Clark Corp.	130,463	16,819,290
Reckitt Benckiser Group PLC	235,368	16,011,371
		32,830,661
Industrial Conglomerates — 1.7%
Honeywell International, Inc. (b)	189,102	44,038,074
Industrial REITs — 1.6%
Prologis, Inc.	396,831	41,714,875
Insurance — 11.8%
Aon PLC - Class A	136,174	48,581,436
Chubb Ltd.	156,454	45,327,853
Marsh & McLennan Cos., Inc.	271,170	59,288,609
Progressive Corp.	409,593	109,303,988
Travelers Cos., Inc.	179,676	48,070,517
		310,572,403
IT Services — 1.7%
Accenture PLC - Class A	153,743	45,952,245
Machinery — 2.5%
Illinois Tool Works, Inc.	112,749	27,877,190
Otis Worldwide Corp.	82,430	8,162,218
PACCAR, Inc.	305,978	29,086,269
		65,125,677
See accompanying notes to financial statements.
BHFTII-324

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Securities Lending Reinvestments (d)—0.3%
Security Description	Shares/ Principal Amount*	Value
Multi-Utilities — 1.8%
Dominion Energy, Inc. (b)	819,774	$46,333,626
Oil, Gas & Consumable Fuels — 5.7%
Chevron Corp. (b)	245,957	35,218,583
ConocoPhillips (b)	519,049	46,579,457
EOG Resources, Inc. (b)	163,761	19,587,453
Exxon Mobil Corp.	462,665	49,875,287
		151,260,780
Personal Care Products — 0.9%
Kenvue, Inc.	1,071,598	22,428,546
Pharmaceuticals — 4.0%
Johnson & Johnson	346,388	52,910,767
Merck & Co., Inc.	243,948	19,310,924
Pfizer, Inc.	1,409,255	34,160,341
		106,382,032
Professional Services — 1.0%
Equifax, Inc.	102,624	26,617,587
Semiconductors & Semiconductor Equipment — 6.2%
Analog Devices, Inc.	219,464	52,236,821
KLA Corp.	40,243	36,047,265
NXP Semiconductors NV	159,000	34,739,910
Texas Instruments, Inc. (b)	194,928	40,470,951
		163,494,947
Specialized REITs — 0.3%
Public Storage	27,253	7,996,575
Specialty Retail — 1.7%
Lowe's Cos., Inc.	208,030	46,155,616
Trading Companies & Distributors — 0.4%
WW Grainger, Inc.	9,724	10,115,294
Total Common Stocks (Cost $1,817,986,820)		2,607,879,726

Short-Term Investments—1.2%
Discount Note—1.2%
Federal Home Loan Bank
Zero Coupon, 07/01/25 (c)	31,020,000	31,016,407
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $18,904; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $19,323	18,902	18,902
Total Short-Term Investments (Cost $31,038,902)		31,035,309

Security Description	Principal Amount*	Value

Repurchase Agreements—0.3%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $1,100,138; collateralized by various Common Stock with an aggregate market value of $1,224,381	1,100,000	$1,100,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $1,000,121; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $1,020,000	1,000,000	1,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.360%, due on 07/01/25 with a maturity value of $302,214; collateralized by U.S. Treasury Obligations with rates ranging from 2.250% - 3.250%, maturity dates ranging from 05/15/41 - 05/15/52, and an aggregate market value of $308,221	302,178	302,178
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $1,000,122; collateralized by various Common Stock with an aggregate market value of $1,100,000	1,000,000	1,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $1,100,139; collateralized by various Common Stock with an aggregate market value of $1,226,616	1,100,000	1,100,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.520%, due on 07/01/25 with a maturity value of $1,100,138; collateralized by various Common Stock with an aggregate market value of $1,223,687	1,100,000	1,100,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $1,100,135; collateralized by various Common Stock with an aggregate market value of $1,210,149	1,100,000	1,100,000
Total Securities Lending Reinvestments (Cost $6,702,178)		6,702,178
Total Investments—100.2% (Cost $1,855,727,900)		2,645,617,213
Other assets and liabilities (net)—(0.2)%		(4,415,655)
Net Assets—100.0%		$2,641,201,558

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $171,210,909 and the collateral received consisted of cash in the amount of $6,702,178 and non-cash collateral with a value of $168,984,309. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
See accompanying notes to financial statements.
BHFTII-325

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$146,730,032	$0	$276,940,680
The Portfolio engaged in security transactions with other accounts managed by Massachusetts Financial Services Company, the subadviser to the Portfolio, that amounted to $2,600,791 in purchases and $690,272 in sales of investments, which are included above, and resulted in net realized losses of $83,172.
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(6,702,178)	$—	$—	$—	$(6,702,178)
Gross amount of recognized liabilities for securities lending transactions					$(6,702,178)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$214,564,462	$—	$—	$214,564,462
Banks	246,371,438	—	—	246,371,438
Beverages	27,151,781	8,747,973	—	35,899,754
Biotechnology	39,416,964	—	—	39,416,964
Building Products	8,428,453	—	—	8,428,453
Capital Markets	200,729,096	—	—	200,729,096
Chemicals	30,688,622	—	—	30,688,622
Construction Materials	15,776,014	—	—	15,776,014
Consumer Finance	64,366,017	—	—	64,366,017
Consumer Staples Distribution & Retail	15,989,981	—	—	15,989,981
Electric Utilities	191,255,307	—	—	191,255,307
Electrical Equipment	29,743,693	—	—	29,743,693
Electronic Equipment, Instruments & Components	7,147,529	—	—	7,147,529
Food Products	29,572,507	30,036,211	—	59,608,718
Ground Transportation	55,783,980	—	—	55,783,980
Health Care Equipment & Supplies	39,554,292	—	—	39,554,292
Health Care Providers & Services	196,724,869	—	—	196,724,869
Hotels, Restaurants & Leisure	34,811,599	—	—	34,811,599
Household Products	16,819,290	16,011,371	—	32,830,661
Industrial Conglomerates	44,038,074	—	—	44,038,074
Industrial REITs	41,714,875	—	—	41,714,875
Insurance	310,572,403	—	—	310,572,403
IT Services	45,952,245	—	—	45,952,245
Machinery	65,125,677	—	—	65,125,677
Multi-Utilities	46,333,626	—	—	46,333,626
Oil, Gas & Consumable Fuels	151,260,780	—	—	151,260,780
Personal Care Products	22,428,546	—	—	22,428,546
Pharmaceuticals	106,382,032	—	—	106,382,032
Professional Services	26,617,587	—	—	26,617,587
Semiconductors & Semiconductor Equipment	163,494,947	—	—	163,494,947
Specialized REITs	7,996,575	—	—	7,996,575
Specialty Retail	46,155,616	—	—	46,155,616
See accompanying notes to financial statements.
BHFTII-326

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Trading Companies & Distributors	$10,115,294	$—	$—	$10,115,294
Total Common Stocks	2,553,084,171	54,795,555	—	2,607,879,726
Total Short-Term Investments*	—	31,035,309	—	31,035,309
Total Securities Lending Reinvestments*	—	6,702,178	—	6,702,178
Total Investments	$2,553,084,171	$92,533,042	$—	$2,645,617,213
Collateral for Securities Loaned (Liability)	$—	$(6,702,178)	$—	$(6,702,178)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-327

Brighthouse Funds Trust II
MFS® Value Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$2,645,617,213
Cash	122,729
Receivable for:
Investments sold	551,382
Fund shares sold	1,780,413
Dividends and interest	2,972,974
Prepaid expenses	20,883
Total Assets	2,651,065,594
Liabilities
Collateral for securities loaned	6,702,178
Payable for:
Fund shares redeemed	1,047,031
Accrued Expenses:
Management fees	1,184,408
Distribution and service fees	166,068
Deferred trustees’ fees	344,761
Other expenses	419,590
Total Liabilities	9,864,036
Net Assets	$2,641,201,558
Net Assets Consist of:
Paid in surplus	$1,729,332,170
Distributable earnings (Accumulated losses)	911,869,388
Net Assets	$2,641,201,558
Net Assets
Class A	$1,770,138,560
Class B	758,367,903
Class D	9,566,810
Class E	103,128,285
Capital Shares Outstanding*
Class A	137,639,454
Class B	60,539,441
Class D	749,061
Class E	8,125,975
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.86
Class B	12.53
Class D	12.77
Class E	12.69

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,855,727,900.
(b)	Includes securities loaned at value of $171,210,909.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$31,657,191
Interest	396,778
Securities lending income	20,622
Other income	10,877
Total investment income	32,085,468
Expenses
Management fees	7,998,127
Administration fees	59,437
Custodian and accounting fees	64,928
Distribution and service fees—Class B	937,473
Distribution and service fees—Class D	4,670
Distribution and service fees—Class E	76,673
Audit and tax services	25,047
Legal	22,722
Trustees’ fees and expenses	20,044
Shareholder reporting	71,815
Insurance	11,574
Miscellaneous	13,080
Total expenses	9,305,590
Less management fee waiver	(795,807)
Net expenses	8,509,783
Net Investment Income	23,575,685
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	103,917,464
Foreign currency transactions	40,792
Net realized gain (loss)	103,958,256
Net change in unrealized appreciation (depreciation) on:
Investments	46,873,537
Foreign currency transactions	170,043
Net change in unrealized appreciation (depreciation)	47,043,580
Net realized and unrealized gain (loss)	151,001,836
Net Increase (Decrease) in Net Assets From Operations	$174,577,521

(a)	Net of foreign withholding taxes of $262,308.
See accompanying notes to financial statements.
BHFTII-328

Brighthouse Funds Trust II
MFS® Value Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$23,575,685	$45,493,022
Net realized gain (loss)	103,958,256	294,013,613
Net change in unrealized appreciation (depreciation)	47,043,580	(24,213,399)
Increase (decrease) in net assets from operations	174,577,521	315,293,236
From Distributions to Shareholders
Class A	(228,948,846)	(200,128,014)
Class B	(98,946,019)	(88,427,932)
Class D	(1,245,880)	(1,082,227)
Class E	(13,367,673)	(12,279,332)
Total distributions	(342,508,418)	(301,917,505)
Increase (decrease) in net assets from capital share transactions	189,231,273	(175,060,306)
Total increase (decrease) in net assets	21,300,376	(161,684,575)
Net Assets
Beginning of period	2,619,901,182	2,781,585,757
End of period	$2,641,201,558	$2,619,901,182

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	1,053,482	$14,631,191	1,674,044	$23,747,817
Reinvestments	18,113,042	228,948,846	15,172,708	200,128,014
Redemptions	(7,372,206)	(104,599,282)	(23,721,193)	(339,871,609)
Net increase (decrease)	11,794,318	$138,980,755	(6,874,441)	$(115,995,778)
Class B
Sales	783,256	$10,669,144	1,303,850	$18,022,171
Reinvestments	8,037,857	98,946,019	6,860,196	88,427,932
Redemptions	(4,708,930)	(64,543,746)	(11,175,225)	(155,874,910)
Net increase (decrease)	4,112,183	$45,071,417	(3,011,179)	$(49,424,807)
Class D
Sales	6,786	$92,033	15,171	$214,724
Reinvestments	99,273	1,245,880	82,550	1,082,227
Redemptions	(46,691)	(641,542)	(127,989)	(1,816,303)
Net increase (decrease)	59,368	$696,371	(30,268)	$(519,352)
Class E
Sales	120,132	$1,592,079	231,667	$3,243,759
Reinvestments	1,071,987	13,367,673	941,667	12,279,332
Redemptions	(758,554)	(10,477,022)	(1,749,817)	(24,643,460)
Net increase (decrease)	433,565	$4,482,730	(576,483)	$(9,120,369)
Increase (decrease) derived from capital shares transactions		$189,231,273		$(175,060,306)
See accompanying notes to financial statements.
BHFTII-329

Brighthouse Funds Trust II
MFS® Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.85	$13.92	$14.91	$19.12	$15.63	$16.44
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13	0.24	0.26	0.28	0.26	0.26
Net realized and unrealized gain (loss)	0.79	1.34	0.79	(1.68)	3.69	0.17
Total income (loss) from investment operations	0.92	1.58	1.05	(1.40)	3.95	0.43
Less Distributions
Distributions from net investment income	(0.26)	(0.28)	(0.28)	(0.30)	(0.28)	(0.30)
Distributions from net realized capital gains	(1.65)	(1.37)	(1.76)	(2.51)	(0.18)	(0.94)
Total distributions	(1.91)	(1.65)	(2.04)	(2.81)	(0.46)	(1.24)
Net Asset Value, End of Period	$12.86	$13.85	$13.92	$14.91	$19.12	$15.63
Total Return (%) (b)	6.89 (c)	11.91	8.15	(5.98)	25.54	3.96
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.64 (d)	0.64	0.64	0.63	0.63	0.64
Net ratio of expenses to average net assets (%) (e)	0.58 (d)	0.58	0.58	0.58	0.57	0.58
Ratio of net investment income (loss) to average net assets (%)	1.90 (d)	1.72	1.85	1.73	1.47	1.79
Portfolio turnover rate (%)	6 (c)	12	14	13	8	13
Net assets, end of period (in millions)	$1,770.1	$1,742.6	$1,847.9	$1,876.1	$2,396.8	$2,393.8

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.52	$13.62	$14.63	$18.81	$15.38	$16.20
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.20	0.22	0.23	0.21	0.22
Net realized and unrealized gain (loss)	0.78	1.31	0.77	(1.65)	3.64	0.16
Total income (loss) from investment operations	0.89	1.51	0.99	(1.42)	3.85	0.38
Less Distributions
Distributions from net investment income	(0.23)	(0.24)	(0.24)	(0.25)	(0.24)	(0.26)
Distributions from net realized capital gains	(1.65)	(1.37)	(1.76)	(2.51)	(0.18)	(0.94)
Total distributions	(1.88)	(1.61)	(2.00)	(2.76)	(0.42)	(1.20)
Net Asset Value, End of Period	$12.53	$13.52	$13.62	$14.63	$18.81	$15.38
Total Return (%) (b)	6.78 (c)	11.66	7.85	(6.22)	25.30	3.66
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.89 (d)	0.89	0.89	0.88	0.88	0.89
Net ratio of expenses to average net assets (%) (e)	0.83 (d)	0.83	0.83	0.83	0.82	0.83
Ratio of net investment income (loss) to average net assets (%)	1.65 (d)	1.47	1.60	1.48	1.22	1.54
Portfolio turnover rate (%)	6 (c)	12	14	13	8	13
Net assets, end of period (in millions)	$758.4	$762.6	$809.8	$831.3	$1,030.7	$947.8
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-330

Brighthouse Funds Trust II
MFS® Value Portfolio
Financial Highlights
Selected per share data
	Class D
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.76	$13.84	$14.84	$19.03	$15.56	$16.37
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.23	0.24	0.26	0.24	0.24
Net realized and unrealized gain (loss)	0.79	1.32	0.78	(1.66)	3.67	0.17
Total income (loss) from investment operations	0.91	1.55	1.02	(1.40)	3.91	0.41
Less Distributions
Distributions from net investment income	(0.25)	(0.26)	(0.26)	(0.28)	(0.26)	(0.28)
Distributions from net realized capital gains	(1.65)	(1.37)	(1.76)	(2.51)	(0.18)	(0.94)
Total distributions	(1.90)	(1.63)	(2.02)	(2.79)	(0.44)	(1.22)
Net Asset Value, End of Period	$12.77	$13.76	$13.84	$14.84	$19.03	$15.56
Total Return (%) (b)	6.83 (c)	11.79	8.00	(6.02)	25.42	3.85
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74 (d)	0.74	0.74	0.73	0.73	0.74
Net ratio of expenses to average net assets (%) (e)	0.68 (d)	0.68	0.68	0.68	0.67	0.68
Ratio of net investment income (loss) to average net assets (%)	1.80 (d)	1.62	1.75	1.64	1.37	1.69
Portfolio turnover rate (%)	6 (c)	12	14	13	8	13
Net assets, end of period (in millions)	$9.6	$9.5	$10.0	$10.6	$12.7	$11.5

	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.68	$13.77	$14.77	$18.96	$15.50	$16.32
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.22	0.23	0.25	0.23	0.23
Net realized and unrealized gain (loss)	0.78	1.31	0.79	(1.66)	3.66	0.16
Total income (loss) from investment operations	0.90	1.53	1.02	(1.41)	3.89	0.39
Less Distributions
Distributions from net investment income	(0.24)	(0.25)	(0.26)	(0.27)	(0.25)	(0.27)
Distributions from net realized capital gains	(1.65)	(1.37)	(1.76)	(2.51)	(0.18)	(0.94)
Total distributions	(1.89)	(1.62)	(2.02)	(2.78)	(0.43)	(1.21)
Net Asset Value, End of Period	$12.69	$13.68	$13.77	$14.77	$18.96	$15.50
Total Return (%) (b)	6.80 (c)	11.72	7.97	(6.10)	25.40	3.75
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.79 (d)	0.79	0.79	0.78	0.78	0.79
Net ratio of expenses to average net assets (%) (e)	0.73 (d)	0.73	0.73	0.73	0.72	0.73
Ratio of net investment income (loss) to average net assets (%)	1.76 (d)	1.57	1.70	1.59	1.32	1.64
Portfolio turnover rate (%)	6 (c)	12	14	13	8	13
Net assets, end of period (in millions)	$103.1	$105.2	$113.9	$117.8	$140.1	$128.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-331

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Banks — 9.4%
Community Financial System, Inc.	202,351	$11,507,701
Cullen/Frost Bankers, Inc.	70,089	9,009,240
First Financial Bankshares, Inc.	185,140	6,661,337
Glacier Bancorp, Inc.	201,358	8,674,503
Lakeland Financial Corp.	85,607	5,260,550
Prosperity Bancshares, Inc.	168,825	11,858,268
Stock Yards Bancorp, Inc.	95,521	7,544,249
UMB Financial Corp.	75,904	7,982,065
United Community Banks, Inc.	285,523	8,505,730
		77,003,643
Building Products — 4.0%
Armstrong World Industries, Inc.	53,770	8,734,399
CSW Industrials, Inc.	24,151	6,927,231
Hayward Holdings, Inc. (a)	448,660	6,191,508
Simpson Manufacturing Co., Inc.	38,480	5,976,329
Trex Co., Inc. (a)	98,755	5,370,297
		33,199,764
Capital Markets — 1.5%
Hamilton Lane, Inc. - Class A	36,323	5,162,225
Houlihan Lokey, Inc.	38,119	6,859,514
		12,021,739
Chemicals — 0.9%
Element Solutions, Inc.	314,661	7,127,072
Commercial Services & Supplies — 4.6%
Brady Corp. - Class A	110,992	7,544,126
Casella Waste Systems, Inc. - Class A (a)	37,606	4,338,980
Rollins, Inc.	141,396	7,977,562
Tetra Tech, Inc.	348,965	12,548,782
VSE Corp.	41,872	5,484,395
		37,893,845
Construction & Engineering — 3.6%
Arcosa, Inc.	120,947	10,487,314
Valmont Industries, Inc.	48,679	15,897,101
WillScot Holdings Corp.	106,151	2,908,538
		29,292,953
Construction Materials — 1.0%
Eagle Materials, Inc.	40,109	8,106,430
Containers & Packaging — 1.2%
AptarGroup, Inc.	60,956	9,535,347
Distributors — 0.6%
Pool Corp.	16,268	4,741,797
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc. (a)	62,707	7,749,958
Electric Utilities — 0.9%
IDACORP, Inc.	67,779	7,825,085
Security Description	Shares	Value
Electronic Equipment, Instruments & Components — 4.1%
Advanced Energy Industries, Inc.	60,258	$7,984,185
Badger Meter, Inc.	20,880	5,114,556
Knowles Corp. (a)	232,825	4,102,376
Littelfuse, Inc.	56,830	12,885,066
Novanta, Inc. (a)	28,842	3,718,599
		33,804,782
Energy Equipment & Services — 2.2%
Cactus, Inc. - Class A	73,600	3,217,792
Oceaneering International, Inc. (a)	208,459	4,319,270
TerraVest Industries, Inc.	24,375	3,026,850
Tidewater, Inc. (a)	166,486	7,679,999
		18,243,911
Financial Services — 1.5%
Jack Henry & Associates, Inc.	34,136	6,150,283
Shift4 Payments, Inc. - Class A (a)	64,577	6,400,227
		12,550,510
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	53,859	6,474,929
Ground Transportation — 0.3%
Saia, Inc. (a)	10,177	2,788,396
Health Care Equipment & Supplies — 2.3%
Haemonetics Corp. (a)	186,542	13,917,899
UFP Technologies, Inc. (a)	19,133	4,671,513
		18,589,412
Health Care Providers & Services — 1.8%
Chemed Corp.	25,422	12,378,734
CorVel Corp. (a)	22,016	2,262,805
		14,641,539
Hotels, Restaurants & Leisure — 1.8%
Texas Roadhouse, Inc.	77,125	14,453,996
Household Durables — 0.7%
Installed Building Products, Inc.	34,040	6,138,093
Household Products — 0.7%
Church & Dwight Co., Inc.	34,479	3,313,777
WD-40 Co.	12,224	2,788,172
		6,101,949
Insurance — 3.6%
AMERISAFE, Inc.	100,431	4,391,848
Hagerty, Inc. - Class A (a)	305,873	3,092,376
RLI Corp.	109,380	7,899,423
Stewart Information Services Corp.	91,703	5,969,865
White Mountains Insurance Group Ltd.	4,419	7,935,287
		29,288,799
See accompanying notes to financial statements.
BHFTII-332

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services — 2.0%
Bio-Techne Corp.	132,602	$6,822,373
Stevanato Group SpA	208,225	5,086,937
West Pharmaceutical Services, Inc.	19,065	4,171,422
		16,080,732
Machinery — 16.4%
Crane Co.	38,644	7,338,109
Enerpac Tool Group Corp.	171,920	6,973,075
Enpro, Inc.	29,364	5,624,674
Esab Corp.	98,368	11,858,262
ESCO Technologies, Inc.	58,840	11,289,631
Federal Signal Corp.	84,572	9,000,152
Gates Industrial Corp. PLC (a)	448,617	10,331,650
Graco, Inc.	88,800	7,634,136
Kadant, Inc.	27,367	8,687,654
Lindsay Corp.	57,157	8,244,897
Miller Industries, Inc.	49,987	2,222,422
RBC Bearings, Inc. (a)	37,180	14,306,864
REV Group, Inc.	54,706	2,603,459
SPX Technologies, Inc. (a)	73,461	12,317,941
Standex International Corp.	50,605	7,918,670
Toro Co.	113,520	8,023,594
		134,375,190
Marine Transportation — 1.7%
Kirby Corp. (a)	124,864	14,160,826
Media — 2.3%
John Wiley & Sons, Inc. - Class A	154,206	6,882,214
Nexstar Media Group, Inc.	68,179	11,791,558
		18,673,772
Oil, Gas & Consumable Fuels — 3.0%
CNX Resources Corp. (a)	358,771	12,083,407
Sitio Royalties Corp. - Class A	333,372	6,127,378
Texas Pacific Land Corp.	1,834	1,937,419
Viper Energy, Inc.	117,392	4,476,157
		24,624,361
Professional Services — 1.7%
CRA International, Inc.	37,265	6,982,343
Exponent, Inc.	89,703	6,701,711
		13,684,054
Real Estate Management & Development — 2.7%
Colliers International Group, Inc.	58,601	7,649,775
FirstService Corp.	81,575	14,244,626
		21,894,401
Semiconductors & Semiconductor Equipment — 4.0%
Lattice Semiconductor Corp. (a)	228,811	11,209,451
MKS, Inc.	95,425	9,481,428
Power Integrations, Inc.	215,590	12,051,481
		32,742,360
Security Description	Shares/ Principal Amount*	Value
Software — 9.6%
BlackLine, Inc. (a)	88,959	$5,036,859
CCC Intelligent Solutions Holdings, Inc. (a)	454,932	4,280,910
Commvault Systems, Inc. (a)	60,617	10,567,362
Computer Modelling Group Ltd.	300,278	1,585,468
Fair Isaac Corp. (a)	6,013	10,991,523
Manhattan Associates, Inc. (a)	62,090	12,260,912
Qualys, Inc. (a)	59,917	8,560,342
SPS Commerce, Inc. (a)	59,853	8,145,395
Tyler Technologies, Inc. (a)	18,659	11,061,801
Vertex, Inc. - Class A (a)	180,368	6,373,303
		78,863,875
Specialty Retail — 3.8%
Asbury Automotive Group, Inc. (a)	26,239	6,259,051
Floor & Decor Holdings, Inc. - Class A (a)	67,154	5,101,018
Murphy USA, Inc.	9,293	3,780,392
Tractor Supply Co.	137,447	7,253,078
Valvoline, Inc. (a)	53,654	2,031,877
Winmark Corp.	18,818	7,105,865
		31,531,281
Trading Companies & Distributors — 2.3%
SiteOne Landscape Supply, Inc. (a)	38,622	4,670,945
Transcat, Inc. (a)	46,264	3,976,853
Watsco, Inc.	22,660	10,007,109
		18,654,907
Water Utilities — 0.9%
American States Water Co.	93,377	7,158,281
Total Common Stocks (Cost $567,996,232)		810,017,989

Short-Term Investments—1.2%
Repurchase Agreement—1.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $9,722,172; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $9,915,829	9,721,294	9,721,294
Total Short-Term Investments (Cost $9,721,294)		9,721,294
Total Investments—100.0% (Cost $577,717,526)		819,739,283
Other assets and liabilities (net)—0.0%		(34,625)
Net Assets—100.0%		$819,704,658

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
See accompanying notes to financial statements.
BHFTII-333

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$93,399,112	$0	$107,756,666
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$810,017,989	$—	$—	$810,017,989
Total Short-Term Investments*	—	9,721,294	—	9,721,294
Total Investments	$810,017,989	$9,721,294	$—	$819,739,283

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-334

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a)	$819,739,283
Receivable for:
Investments sold	804,572
Fund shares sold	1,131,602
Dividends and interest	590,166
Prepaid expenses	6,427
Total Assets	822,272,050
Liabilities
Payable for:
Investments purchased	1,368,993
Fund shares redeemed	185,382
Accrued Expenses:
Management fees	508,509
Distribution and service fees	54,778
Deferred trustees’ fees	236,335
Other expenses	213,395
Total Liabilities	2,567,392
Net Assets	$819,704,658
Net Assets Consist of:
Paid in surplus	$530,666,232
Distributable earnings (Accumulated losses)	289,038,426
Net Assets	$819,704,658
Net Assets
Class A	$528,485,120
Class B	237,702,825
Class E	53,516,713
Capital Shares Outstanding*
Class A	34,913,467
Class B	16,637,544
Class E	3,660,296
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$15.14
Class B	14.29
Class E	14.62

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $577,717,526.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$3,977,204
Interest	189,816
Total investment income	4,167,020
Expenses
Management fees	3,370,306
Administration fees	24,458
Custodian and accounting fees	25,789
Distribution and service fees—Class B	294,897
Distribution and service fees—Class E	40,697
Audit and tax services	23,951
Legal	22,722
Trustees’ fees and expenses	20,044
Shareholder reporting	52,505
Insurance	3,847
Miscellaneous	8,210
Total expenses	3,887,426
Less management fee waiver	(264,882)
Less broker commission recapture	(9,886)
Net expenses	3,612,658
Net Investment Income	554,362
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	47,041,288
Foreign currency transactions	(609)
Net realized gain (loss)	47,040,679
Net change in unrealized appreciation (depreciation) on:
Investments	(85,953,884)
Foreign currency transactions	(3)
Net change in unrealized appreciation (depreciation)	(85,953,887)
Net realized and unrealized gain (loss)	(38,913,208)
Net Increase (Decrease) in Net Assets From Operations	$(38,358,846)

(a)	Net of foreign withholding taxes of $14,175.
See accompanying notes to financial statements.
BHFTII-335

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$554,362	$772,144
Net realized gain (loss)	47,040,679	107,649,489
Net change in unrealized appreciation (depreciation)	(85,953,887)	(24,954,212)
Increase (decrease) in net assets from operations	(38,358,846)	83,467,421
From Distributions to Shareholders
Class A	(68,725,081)	(56,575,893)
Class B	(32,380,361)	(26,527,607)
Class E	(7,138,100)	(6,124,704)
Total distributions	(108,243,542)	(89,228,204)
Increase (decrease) in net assets from capital share transactions	93,995,762	(54,540,347)
Total increase (decrease) in net assets	(52,606,626)	(60,301,130)
Net Assets
Beginning of period	872,311,284	932,612,414
End of period	$819,704,658	$872,311,284

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	826,831	$13,828,191	713,783	$13,131,893
Reinvestments	4,539,305	68,725,081	3,260,858	56,575,893
Redemptions	(1,234,600)	(21,034,821)	(5,350,087)	(101,320,891)
Net increase (decrease)	4,131,536	$61,518,451	(1,375,446)	$(31,613,105)
Class B
Sales	629,712	$10,130,049	415,103	$7,313,998
Reinvestments	2,265,945	32,380,361	1,604,816	26,527,607
Redemptions	(852,530)	(13,795,735)	(2,901,866)	(51,650,418)
Net increase (decrease)	2,043,127	$28,714,675	(881,947)	$(17,808,813)
Class E
Sales	54,246	$871,425	69,492	$1,239,553
Reinvestments	488,242	7,138,100	363,700	6,124,704
Redemptions	(255,263)	(4,246,889)	(692,122)	(12,482,686)
Net increase (decrease)	287,225	$3,762,636	(258,930)	$(5,118,429)
Increase (decrease) derived from capital shares transactions		$93,995,762		$(54,540,347)
See accompanying notes to financial statements.
BHFTII-336

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.20	$18.47	$17.51	$26.57	$24.01	$20.75
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.02	0.03	0.04	0.04	(0.01)	0.03
Net realized and unrealized gain (loss)	(0.81)	1.56	2.57	(5.32)	4.26	4.74
Total income (loss) from investment operations	(0.79)	1.59	2.61	(5.28)	4.25	4.77
Less Distributions
Distributions from net investment income	(0.02)	(0.03)	(0.02)	0.00	(0.02)	(0.04)
Distributions from net realized capital gains	(2.25)	(1.83)	(1.63)	(3.78)	(1.67)	(1.47)
Total distributions	(2.27)	(1.86)	(1.65)	(3.78)	(1.69)	(1.51)
Net Asset Value, End of Period	$15.14	$18.20	$18.47	$17.51	$26.57	$24.01
Total Return (%) (b)	(4.38) (c)	9.10	15.53	(19.15)	18.41	25.11
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.88 (d)	0.87	0.87	0.86	0.84	0.86
Net ratio of expenses to average net assets (%) (e)	0.81 (d)	0.81	0.80	0.81	0.83	0.85
Ratio of net investment income (loss) to average net assets (%)	0.22 (d)	0.17	0.22	0.18	(0.04)	0.17
Portfolio turnover rate (%)	12 (c)	16	16	13	10	12
Net assets, end of period (in millions)	$528.5	$560.1	$593.9	$566.6	$767.1	$739.6

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.31	$17.67	$16.84	$25.79	$23.39	$20.27
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.00) (f)	(0.01)	(0.01)	(0.01)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	(0.77)	1.48	2.47	(5.16)	4.14	4.61
Total income (loss) from investment operations	(0.77)	1.47	2.46	(5.17)	4.07	4.59
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(2.25)	(1.83)	(1.63)	(3.78)	(1.67)	(1.47)
Total distributions	(2.25)	(1.83)	(1.63)	(3.78)	(1.67)	(1.47)
Net Asset Value, End of Period	$14.29	$17.31	$17.67	$16.84	$25.79	$23.39
Total Return (%) (b)	(4.48) (c)	8.81	15.20	(19.32)	18.12	24.76
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.13 (d)	1.12	1.12	1.11	1.09	1.11
Net ratio of expenses to average net assets (%) (e)	1.06 (d)	1.06	1.05	1.06	1.08	1.10
Ratio of net investment income (loss) to average net assets (%)	(0.03) (d)	(0.08)	(0.03)	(0.07)	(0.29)	(0.08)
Portfolio turnover rate (%)	12 (c)	16	16	13	10	12
Net assets, end of period (in millions)	$237.7	$252.6	$273.5	$259.4	$356.0	$345.9
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-337

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.65	$17.97	$17.08	$26.07	$23.61	$20.42
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.01	0.00 (f)	0.01	0.01	(0.05)	0.00 (f)
Net realized and unrealized gain (loss)	(0.79)	1.51	2.51	(5.22)	4.18	4.67
Total income (loss) from investment operations	(0.78)	1.51	2.52	(5.21)	4.13	4.67
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	(0.01)
Distributions from net realized capital gains	(2.25)	(1.83)	(1.63)	(3.78)	(1.67)	(1.47)
Total distributions	(2.25)	(1.83)	(1.63)	(3.78)	(1.67)	(1.48)
Net Asset Value, End of Period	$14.62	$17.65	$17.97	$17.08	$26.07	$23.61
Total Return (%) (b)	(4.45) (c)	8.90	15.35	(19.26)	18.21	24.96
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.03 (d)	1.02	1.02	1.01	0.99	1.01
Net ratio of expenses to average net assets (%) (e)	0.96 (d)	0.96	0.95	0.96	0.98	1.00
Ratio of net investment income (loss) to average net assets (%)	0.06 (d)	0.02	0.06	0.03	(0.19)	0.02
Portfolio turnover rate (%)	12 (c)	16	16	13	10	12
Net assets, end of period (in millions)	$53.5	$59.5	$65.3	$65.0	$91.1	$90.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)	Net investment income (loss) was less than $0.01.
See accompanying notes to financial statements.
BHFTII-338

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.8%
Boeing Co. (a)	101,264	$21,217,846
General Electric Co.	119,078	30,649,487
TransDigm Group, Inc.	7,324	11,137,167
		63,004,500
Automobiles — 2.6%
Ferrari NV	38,656	18,970,045
Tesla, Inc. (a)	125,478	39,859,342
		58,829,387
Biotechnology — 1.2%
Argenx SE (ADR) (a)	27,557	15,189,969
Natera, Inc. (a)	64,954	10,973,329
		26,163,298
Broadline Retail — 8.8%
Amazon.com, Inc. (a)	754,301	165,486,097
Coupang, Inc. (a)	542,346	16,248,686
MercadoLibre, Inc. (a)	7,311	19,108,249
		200,843,032
Capital Markets — 1.2%
ARES Management Corp. - Class A	51,718	8,957,558
Charles Schwab Corp.	203,722	18,587,595
		27,545,153
Chemicals — 0.7%
Linde PLC	34,232	16,060,970
Diversified Consumer Services — 0.4%
Duolingo, Inc. (a)	20,001	8,200,810
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	30,362	10,085,345
Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp. - Class A	215,240	21,254,950
Keysight Technologies, Inc. (a)	46,266	7,581,146
Teledyne Technologies, Inc. (a)	11,151	5,712,769
		34,548,865
Entertainment — 3.9%
Netflix, Inc. (a)	52,094	69,760,638
Spotify Technology SA (a)	25,893	19,868,735
		89,629,373
Financial Services — 6.0%
Adyen NV (a)	6,268	11,508,744
Fiserv, Inc. (a)	45,399	7,827,242
Mastercard, Inc. - Class A	90,590	50,906,145
Visa, Inc. - Class A (b)	184,202	65,400,920
		135,643,051
Health Care Equipment & Supplies — 2.3%
Intuitive Surgical, Inc. (a)	68,208	37,064,909
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Stryker Corp.	36,418	$14,408,054
		51,472,963
Health Care Providers & Services — 0.8%
Cigna Group	20,265	6,699,204
UnitedHealth Group, Inc.	38,227	11,925,677
		18,624,881
Hotels, Restaurants & Leisure — 2.4%
Booking Holdings, Inc.	2,631	15,231,490
Chipotle Mexican Grill, Inc. (a)	303,500	17,041,525
DoorDash, Inc. - Class A (a) (b)	58,895	14,518,206
Wingstop, Inc.	20,401	6,869,833
		53,661,054
Interactive Media & Services — 9.5%
Alphabet, Inc. - Class A	469,306	82,705,797
Alphabet, Inc. - Class C	11,116	1,971,867
Meta Platforms, Inc. - Class A	177,368	130,913,547
		215,591,211
IT Services — 1.8%
Shopify, Inc. - Class A (a)	180,939	20,871,314
Snowflake, Inc. - Class A (a)	77,024	17,235,660
Stripe, Inc. - Class B † (a) (c) (d)	63,278	2,246,369
		40,353,343
Life Sciences Tools & Services — 0.6%
Danaher Corp.	59,838	11,820,399
Thermo Fisher Scientific, Inc.	4,053	1,643,329
		13,463,728
Pharmaceuticals — 2.3%
Eli Lilly & Co.	67,704	52,777,299
Semiconductors & Semiconductor Equipment — 18.7%
ASML Holding NV	11,655	9,340,200
Broadcom, Inc.	375,735	103,571,353
NVIDIA Corp.	1,796,226	283,785,746
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	121,784	27,582,858
		424,280,157
Software — 20.9%
AppLovin Corp. - Class A (a)	46,799	16,383,394
Crowdstrike Holdings, Inc. - Class A (a)	21,820	11,113,144
Epic Games, Inc. † (a) (c) (d)	7,488	3,872,344
HubSpot, Inc. (a)	21,925	12,204,113
Intuit, Inc.	42,287	33,306,510
Magic Leap, Inc. - Class A † (a) (c) (d)	10,914	0
Microsoft Corp.	603,126	300,000,904
Monday.com Ltd. (a)	5,938	1,867,382
Oracle Corp.	42,794	9,356,052
Roper Technologies, Inc.	27,159	15,394,808
Samsara, Inc. - Class A (a) (b)	192,878	7,672,687
ServiceNow, Inc. (a)	42,227	43,412,734
BHFTII-339

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Securities Lending Reinvestments (g)—0.3%
Security Description	Shares	Value
Software—(Continued)
Synopsys, Inc. (a)	40,469	$20,747,647
		475,331,719
Specialty Retail — 1.1%
Carvana Co. (a) (b)	58,520	19,718,899
Floor & Decor Holdings, Inc. - Class A (a) (b)	71,204	5,408,656
		25,127,555
Technology Hardware, Storage & Peripherals — 8.4%
Apple, Inc.	929,423	190,689,717
Total Common Stocks (Cost $1,133,110,071)		2,231,927,411

Convertible Preferred Stocks—1.3%
Automobiles — 0.4%
GM Cruise Holdings LLC - Class F † (a) (c) (d)	196,100	196,100
Nuro, Inc. - Series C † (a) (c) (d)	179,741	2,300,685
Sila Nanotechnologies, Inc. - Series F † (a) (c) (d)	52,110	1,018,949
Sila Nanotechnologies, Inc. - Series G † (a) (c) (d)	109,913	1,804,424
Waymo LLC - Series A-2 † (a) (c) (d)	26,511	2,808,840
		8,128,998
Commercial Services & Supplies — 0.3%
Redwood Materials, Inc.- Series D † (a) (c) (d)	110,579	6,554,017
Consumer Staples Distribution & Retail — 0.0%
Rappi, Inc.- Series E † (a) (c) (d)	52,748	768,538
Electrical Equipment — 0.1%
Form Energy, Inc.- Series F † (a) (c) (d)	89,634	2,167,700
Metals & Mining — 0.1%
KoBold Metals Co.- Series C-1 † (a) (c) (d)	26,380	2,241,052
Semiconductors & Semiconductor Equipment — 0.1%
Lightmatter, Inc.- Series D † (a) (c) (d)	16,978	1,215,455
Software — 0.3%
Celonis SE - Series D † (a) (c) (d)	1,177	182,894
Databricks, Inc. - Series I † (a) (c) (d)	68,560	7,416,821
		7,599,715
Total Convertible Preferred Stocks (Cost $31,832,218)		28,675,475

Short-Term Investments—0.4%
Short-Term Investment Funds—0.4%
T. Rowe Price Government Reserve Fund
4.389% (e) (f)	9,730,820	9,730,820
Total Short-Term Investments (Cost $9,730,820)		9,730,820

Security Description	Principal Amount*	Value

Repurchase Agreements—0.3%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $1,000,126; collateralized by various Common Stock with an aggregate market value of $1,113,074	1,000,000	$1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $1,000,121; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Goldman Sachs & Co.
Repurchase Agreement dated 06/30/25 at 4.360%, due on 07/01/25 with a maturity value of $246,037; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.125%, maturity dates ranging from 02/15/29 - 08/15/51, and an aggregate market value of $250,928	246,008	246,008
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.360%, due on 07/01/25 with a maturity value of $479,701; collateralized by U.S. Treasury Obligations with rates ranging from 2.250% - 3.250%, maturity dates ranging from 05/15/41 - 05/15/52, and an aggregate market value of $489,236	479,643	479,643
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $1,000,122; collateralized by various Common Stock with an aggregate market value of $1,100,000	1,000,000	1,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $1,000,126; collateralized by various Common Stock with an aggregate market value of $1,115,105	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $1,000,123; collateralized by various Common Stock with an aggregate market value of $1,112,619	1,000,000	1,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $1,000,123; collateralized by various Common Stock with an aggregate market value of $1,100,135	1,000,000	1,000,000
Total Securities Lending Reinvestments (Cost $6,725,651)		6,725,651
Total Investments—100.3% (Cost $1,181,398,760)		2,277,059,357
Other assets and liabilities (net)—(0.3)%		(6,328,486)
Net Assets—100.0%		$2,270,730,871

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2025, the market value of restricted securities was $34,794,188,

BHFTII-340

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
which is 1.5% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $88,726,955 and the collateral received consisted of cash in the amount of
$6,725,651 and non-cash collateral with a value of $81,665,544. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 1.5% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Celonis SE - Series D	10/04/22	1,177	$435,243	$182,894
Databricks, Inc. - Series I	09/14/23	68,560	5,039,160	7,416,821
Epic Games, Inc.	06/18/20	7,488	4,310,738	3,872,344
Form Energy, Inc. - Series F	10/04/24	89,634	2,167,700	2,167,700
GM Cruise Holdings LLC - Class F	05/07/19	196,100	3,578,825	196,100
KoBold Metals Co. - Series C-1	09/20/24	26,380	2,241,052	2,241,052
Lightmatter, Inc. - Series D	10/11/24	16,978	1,362,153	1,215,455
Magic Leap, Inc. - Class A	01/20/16-10/12/17	10,914	5,305,346	0
Nuro, Inc. - Series C	10/30/20	179,741	2,346,447	2,300,685
Rappi, Inc. - Series E	09/08/20-09/24/20	52,748	3,151,484	768,538
Redwood Materials, Inc. - Series D	06/02/23	110,579	5,278,584	6,554,017
Sila Nanotechnologies, Inc. - Series F	01/07/21	52,110	2,150,725	1,018,949
Sila Nanotechnologies, Inc. - Series G	06/26/24	109,913	1,804,420	1,804,424
Stripe, Inc. - Class B	12/17/19	63,278	992,832	2,246,369
Waymo LLC - Series A-2	05/08/20	26,511	2,276,425	2,808,840
				$34,794,188
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Ending Value as of June 30, 2025
T. Rowe Price Government Reserve Fund	$23,800,124	$176,787,197	$(190,856,501)	$9,730,820

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2025
T. Rowe Price Government Reserve Fund	$437,152	9,730,820
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$354,570,933	$0	$480,797,451
The Portfolio engaged in security transactions with other accounts managed by T.  Rowe Price Associates, Inc., the subadviser to the Portfolio, that amounted to $3,917,847 in sales of investments, which are included above, and resulted in net realized gains of $521,434.
BHFTII-341

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(6,725,651)	$—	$—	$—	$(6,725,651)
Gross amount of recognized liabilities for securities lending transactions					$(6,725,651)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$63,004,500	$—	$—	$63,004,500
Automobiles	58,829,387	—	—	58,829,387
Biotechnology	26,163,298	—	—	26,163,298
Broadline Retail	200,843,032	—	—	200,843,032
Capital Markets	27,545,153	—	—	27,545,153
Chemicals	16,060,970	—	—	16,060,970
Diversified Consumer Services	8,200,810	—	—	8,200,810
Electrical Equipment	10,085,345	—	—	10,085,345
Electronic Equipment, Instruments & Components	34,548,865	—	—	34,548,865
Entertainment	89,629,373	—	—	89,629,373
Financial Services	124,134,307	11,508,744	—	135,643,051
Health Care Equipment & Supplies	51,472,963	—	—	51,472,963
Health Care Providers & Services	18,624,881	—	—	18,624,881
Hotels, Restaurants & Leisure	53,661,054	—	—	53,661,054
Interactive Media & Services	215,591,211	—	—	215,591,211
IT Services	38,106,974	—	2,246,369	40,353,343
Life Sciences Tools & Services	13,463,728	—	—	13,463,728
Pharmaceuticals	52,777,299	—	—	52,777,299
Semiconductors & Semiconductor Equipment	424,280,157	—	—	424,280,157
Software	471,459,375	—	3,872,344	475,331,719
Specialty Retail	25,127,555	—	—	25,127,555
Technology Hardware, Storage & Peripherals	190,689,717	—	—	190,689,717
Total Common Stocks	2,214,299,954	11,508,744	6,118,713	2,231,927,411
Total Convertible Preferred Stocks*	—	—	28,675,475	28,675,475
Total Short-Term Investments*	9,730,820	—	—	9,730,820
Total Securities Lending Reinvestments*	—	6,725,651	—	6,725,651
Total Investments	$2,224,030,774	$18,234,395	$34,794,188	$2,277,059,357
Collateral for Securities Loaned (Liability)	$—	$(6,725,651)	$—	$(6,725,651)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-342

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2024	Change in Unrealized Appreciation/ (Depreciation)	Balance as of June 30, 2025	Change in Unrealized Appreciation/ (Depreciation) from investments Held at June 30, 2025
Common Stocks
IT Services	$1,740,778	$505,591	$2,246,369	$505,591
Software	4,770,680	(898,336)	3,872,344	(898,336)
Convertible Preferred Stocks
Automobiles	6,431,657	1,697,341	8,128,998	1,697,341
Commercial Services & Supplies	6,554,017	—	6,554,017	—
Consumer Staples Distribution & Retail	1,150,434	(381,896)	768,538	(381,896)
Electrical Equipment	2,167,700	—	2,167,700	—
Metals & Mining	2,241,052	—	2,241,052	—
Semiconductors & Semiconductor Equipment	1,362,153	(146,698)	1,215,455	(146,698)
Software	6,579,425	1,020,290	7,599,715	1,020,290
	$32,997,896	$1,796,292	$34,794,188	$1,796,292
BHFTII-343

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)

	Fair Value at June 30, 2025	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
IT Services	$2,246,369	Market Transaction Method	Precedent Transaction	$35.50	$35.50	$35.50	Increase
Software	3,872,344	Comparable Company Analysis	Enterprise Value/Revenue	5.6x	5.6x	5.6x	Increase
			Enterprise Value/Gross Profit	7.8x	7.8x	7.8x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	0	Liquidation Analysis	Expected Payout	$0.00	$0.00	$0.00	Increase
Convertible Preferred Stocks
Automobiles	196,100	Liquidation Analysis	Expected Payout	$1.00	$1.00	$1.00	Increase
	2,300,685	Market Transaction Method	Precedent Transaction	$12.79	$12.79	$12.79	Increase
			Anti-Dilution Conversion Ratio	1.000x	1.000x	1.000x	Increase
	2,823,373	Market Transaction Method	Precedent Transaction	$16.42	$16.42	$16.42	Increase
			Anti-Dilution Conversion Ratio	1.00x	1.19x	1.07x	Increase
	2,808,840	Market Transaction Method	Precedent Transaction	$78.20	$78.20	$78.20	Increase
			Anti-Dilution Conversion Ratio	1.027x	1.027x	1.027x	Increase
		Calibration Model	Calculated Enterprise Value/Revenue	1.4x	3.0x	2.0x	Increase
			Calculated Enterprise Value/EBITDA	10.4x	10.4x	10.4x	Increase
			Discount Rate/Implied Discount	15.00%	37.50%	30.63%	Decrease
Commercial Services & Supplies	6,554,017	Market Transaction Method	Precedent Transactions	$50.00	$63.16	$57.02	Increase
		Calibration Model	Calculated Enterprise Value/Revenue	0.2x	0.2x	0.2x	Increase
			Calculated Enterprise Value/EBITDA	1.1x	1.1x	1.1x	Increase
			Implied Discount	37.00%	47.00%	42.00%	Decrease
Consumer Staples Distribution & Retail	768,538	Comparable Company Analysis	Enterprise Value/GMV	0.4x	0.5x	0.5x	Increase
			Enterprise Value/Gross Profit	4.8x	5.5x	5.2x	Increase
			Enterprise Value/EBITDA	12.0x	16.1x	14.1x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Increase
Electrical Equipment	2,167,700	Market Transaction Method	Precedent Transactions	$24.18	$24.18	$24.18	Increase
Metals & Mining	2,241,052	Market Transaction Method	Precedent Transactions	$84.95	$84.95	$84.95	Increase
Semiconductors & Semiconductor Equipment	1,215,455	Comparable Company Analysis	Calculated Enterprise Value/Revenue	4.9x	4.9x	4.9x	Increase
			Calculated Enterprise Value/Gross Profit	7.4x	7.4x	7.4x	Increase
			Calculated Enterprise Value/Net Income	15.9x	15.9x	15.9x	Increase
			Discount Rate	37.50%	37.50%	37.50%	Decrease
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Software	182,894	Comparable Company Analysis	Enterprise Value/Revenue	6.9x	8.2x	7.6x	Increase
			Enterprise Value/Gross Profit	8.6x	10.3x	9.5x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	7,416,821	Comparable Company Analysis	Enterprise Value/Revenue	18.0x	18.0x	18.0x	Increase
BHFTII-344

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$2,267,328,537
Affiliated investments at value (c)	9,730,820
Cash	1,300,000
Cash denominated in foreign currencies (d)	22
Receivable for:
Investments sold	7,542,446
Fund shares sold	43,164
Dividends	210,239
Dividends on affiliated investments	126,214
Prepaid expenses	17,582
Total Assets	2,286,299,024
Liabilities
Collateral for securities loaned	6,725,651
Payable for:
Investments purchased	3,045,128
Affiliated investments purchased	44,246
Fund shares redeemed	4,027,000
Accrued Expenses:
Management fees	934,777
Distribution and service fees	206,753
Deferred trustees’ fees	236,335
Other expenses	348,263
Total Liabilities	15,568,153
Net Assets	$2,270,730,871
Net Assets Consist of:
Paid in surplus	$1,018,779,780
Distributable earnings (Accumulated losses)	1,251,951,091
Net Assets	$2,270,730,871
Net Assets
Class A	$1,218,348,961
Class B	1,016,161,628
Class E	36,220,282
Capital Shares Outstanding*
Class A	52,290,267
Class B	46,709,258
Class E	1,608,987
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$23.30
Class B	21.76
Class E	22.51

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,171,667,940.
(b)	Includes securities loaned at value of $88,726,955.
(c)	Identified cost of affiliated investments was $9,730,820.
(d)	Identified cost of cash denominated in foreign currencies was $22.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$4,349,142
Dividends from affiliated investments	437,152
Securities lending income	58,310
Total investment income	4,844,604
Expenses
Management fees	6,403,938
Administration fees	50,417
Custodian and accounting fees	51,690
Distribution and service fees—Class B	1,200,458
Distribution and service fees—Class E	25,982
Audit and tax services	30,503
Legal	22,722
Trustees’ fees and expenses	20,044
Shareholder reporting	53,615
Insurance	9,351
Miscellaneous	11,842
Total expenses	7,880,562
Less management fee waiver	(890,575)
Net expenses	6,989,987
Net Investment Loss	(2,145,383)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	164,669,811
Foreign currency transactions	(759)
Net realized gain (loss)	164,669,052
Net change in unrealized appreciation (depreciation) on:
Investments	(35,764,904)
Foreign currency transactions	765
Net change in unrealized appreciation (depreciation)	(35,764,139)
Net realized and unrealized gain (loss)	128,904,913
Net Increase (Decrease) in Net Assets From Operations	$126,759,530

(a)	Net of foreign withholding taxes of $63,026.
BHFTII-345

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(2,145,383)	$(4,353,889)
Net realized gain (loss)	164,669,052	320,075,160
Net change in unrealized appreciation (depreciation)	(35,764,139)	280,159,590
Increase (decrease) in net assets from operations	126,759,530	595,880,861
From Distributions to Shareholders
Class A	(164,125,205)	(67,002,647)
Class B	(145,626,400)	(59,811,108)
Class E	(5,076,410)	(2,068,961)
Total distributions	(314,828,015)	(128,882,716)
Increase (decrease) in net assets from capital share transactions	179,231,605	(326,792,925)
Total increase (decrease) in net assets	(8,836,880)	140,205,220
Net Assets
Beginning of period	2,279,567,751	2,139,362,531
End of period	$2,270,730,871	$2,279,567,751

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	635,041	$15,117,225	1,129,015	$26,156,926
Reinvestments	7,291,213	164,125,205	2,846,332	67,002,647
Redemptions	(3,008,490)	(74,627,110)	(12,306,266)	(291,660,016)
Net increase (decrease)	4,917,764	$104,615,320	(8,330,919)	$(198,500,443)
Class B
Sales	1,113,676	$24,793,190	1,707,378	$37,946,618
Reinvestments	6,927,992	145,626,400	2,688,140	59,811,108
Redemptions	(4,239,463)	(97,891,100)	(9,920,082)	(221,529,345)
Net increase (decrease)	3,802,205	$72,528,490	(5,524,564)	$(123,771,619)
Class E
Sales	24,735	$553,343	40,202	$930,690
Reinvestments	233,398	5,076,410	90,387	2,068,961
Redemptions	(151,383)	(3,541,958)	(326,771)	(7,520,514)
Net increase (decrease)	106,750	$2,087,795	(196,182)	$(4,520,863)
Increase (decrease) derived from capital shares transactions		$179,231,605		$(326,792,925)
BHFTII-346

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.52	$20.70	$14.10	$30.81	$28.79	$22.93
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.02)	0.00 (b)	(0.02)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	1.40	6.18	6.60	(12.17)	5.55	7.90
Total income (loss) from investment operations	1.39	6.16	6.60	(12.19)	5.49	7.89
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	(0.06)
Distributions from net realized capital gains	(3.61)	(1.34)	0.00	(4.52)	(3.47)	(1.97)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (c)	0.00	0.00
Total distributions	(3.61)	(1.34)	0.00	(4.52)	(3.47)	(2.03)
Net Asset Value, End of Period	$23.30	$25.52	$20.70	$14.10	$30.81	$28.79
Total Return (%) (d)	5.93 (e)	30.31	46.81	(40.46)	20.22	36.95
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.62 (f)	0.62	0.63	0.62	0.62	0.63
Net ratio of expenses to average net assets (%) (g) (h)	0.54 (f)	0.54	0.54	0.55	0.54	0.55
Ratio of net investment income (loss) to average net assets (%)	(0.09) (f)	(0.08)	0.01	(0.10)	(0.21)	(0.05)
Portfolio turnover rate (%)	16 (e)	31	31	31	21	33
Net assets, end of period (in millions)	$1,218.3	$1,208.8	$1,153.2	$941.0	$1,503.7	$1,507.0

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.09	$19.65	$13.42	$29.74	$27.96	$22.32
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.04)	(0.07)	(0.04)	(0.06)	(0.14)	(0.07)
Net realized and unrealized gain (loss)	1.32	5.85	6.27	(11.74)	5.39	7.68
Total income (loss) from investment operations	1.28	5.78	6.23	(11.80)	5.25	7.61
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	(0.00) (i)
Distributions from net realized capital gains	(3.61)	(1.34)	0.00	(4.52)	(3.47)	(1.97)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (c)	0.00	0.00
Total distributions	(3.61)	(1.34)	0.00	(4.52)	(3.47)	(1.97)
Net Asset Value, End of Period	$21.76	$24.09	$19.65	$13.42	$29.74	$27.96
Total Return (%) (d)	5.82 (e)	29.98	46.42 (j)	(40.67)	19.95	36.64
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87 (f)	0.87	0.88	0.87	0.87	0.88
Net ratio of expenses to average net assets (%) (g) (h)	0.79 (f)	0.79	0.79	0.80	0.79	0.80
Ratio of net investment income (loss) to average net assets (%)	(0.34) (f)	(0.33)	(0.24)	(0.35)	(0.46)	(0.30)
Portfolio turnover rate (%)	16 (e)	31	31	31	21	33
Net assets, end of period (in millions)	$1,016.2	$1,033.6	$951.9	$757.9	$1,266.1	$1,175.6
Please see  following page for Financial Highlights footnote legend.
BHFTII-347

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.79	$20.18	$13.76	$30.29	$28.39	$22.63
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)	(0.05)	(0.02)	(0.05)	(0.11)	(0.05)
Net realized and unrealized gain (loss)	1.36	6.00	6.44	(11.96)	5.48	7.80
Total income (loss) from investment operations	1.33	5.95	6.42	(12.01)	5.37	7.75
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	(0.02)
Distributions from net realized capital gains	(3.61)	(1.34)	0.00	(4.52)	(3.47)	(1.97)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (c)	0.00	0.00
Total distributions	(3.61)	(1.34)	0.00	(4.52)	(3.47)	(1.99)
Net Asset Value, End of Period	$22.51	$24.79	$20.18	$13.76	$30.29	$28.39
Total Return (%) (d)	5.86 (e)	30.04	46.66	(40.58)	20.08	36.79
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77 (f)	0.77	0.78	0.77	0.77	0.78
Net ratio of expenses to average net assets (%) (g) (h)	0.69 (f)	0.69	0.69	0.70	0.69	0.70
Ratio of net investment income (loss) to average net assets (%)	(0.24) (f)	(0.23)	(0.14)	(0.25)	(0.36)	(0.20)
Portfolio turnover rate (%)	16 (e)	31	31	31	21	33
Net assets, end of period (in millions)	$36.2	$37.2	$34.3	$26.6	$53.4	$51.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Distributions from return of capital were less than $0.01.
(d)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)
The effect of the voluntary portion of the waiver on the net ratio of expenses to average net assets was 0.02% for the six months ended June 30, 2025 and for the years ended December 31, 2024 ,2023 and 2022 and 0.03% for the years ended December 31, 2021 and 2020 (see Note 5 of the Notes to Financial Statements).

(h)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(i)	Distributions from net investment income were less than $0.01.
(j)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

BHFTII-348

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.1%
AeroVironment, Inc. (a)	2,700	$769,365
ATI, Inc. (a)	110,646	9,553,176
BWX Technologies, Inc.	16,037	2,310,290
Curtiss-Wright Corp.	7,403	3,616,736
Hexcel Corp. (b)	50,758	2,867,319
Karman Holdings, Inc. (a)	75,976	3,826,911
Leonardo DRS, Inc.	43,987	2,044,516
Rocket Lab Corp. (a) (b)	111,969	4,005,131
Woodward, Inc.	20,745	5,084,392
		34,077,836
Air Freight & Logistics — 0.3%
GXO Logistics, Inc. (a)	71,137	3,464,372
Automobile Components — 0.9%
Dorman Products, Inc. (a)	24,333	2,984,929
Modine Manufacturing Co. (a) (b)	43,206	4,255,791
Visteon Corp. (a)	33,242	3,101,479
		10,342,199
Banks — 1.0%
Bancorp, Inc. (a) (b)	83,674	4,766,908
First BanCorp	289,931	6,039,263
		10,806,171
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	37,895	4,230,977
Biotechnology — 10.3%
ACADIA Pharmaceuticals, Inc. (a)	51,579	1,112,559
ADMA Biologics, Inc. (a)	202,333	3,684,484
Agios Pharmaceuticals, Inc. (a)	39,740	1,321,752
Akero Therapeutics, Inc. (a) (b)	56,291	3,003,688
Alkermes PLC (a)	145,037	4,149,509
Amicus Therapeutics, Inc. (a)	96,836	554,870
Arcellx, Inc. (a) (b)	22,087	1,454,429
Ascendis Pharma AS (ADR) (a)	12,322	2,126,777
Avidity Biosciences, Inc. (a)	104,805	2,976,462
Beam Therapeutics, Inc. (a) (b)	95,580	1,625,816
Bicara Therapeutics, Inc. (a)	25,200	234,108
Biohaven Ltd. (a) (b)	84,222	1,188,373
Blueprint Medicines Corp. (a)	12,080	1,548,414
Bridgebio Pharma, Inc. (a)	86,929	3,753,594
Caris Life Sciences, Inc. (a)	18,175	485,636
Catalyst Pharmaceuticals, Inc. (a)	68,247	1,480,960
Celldex Therapeutics, Inc. (a)	62,709	1,276,128
Centessa Pharmaceuticals PLC (ADR) (a) (b)	71,700	942,138
CG oncology, Inc. (a) (b)	34,900	907,400
Crinetics Pharmaceuticals, Inc. (a) (b)	103,909	2,988,423
Cytokinetics, Inc. (a) (b)	61,227	2,022,940
Denali Therapeutics, Inc. (a)	147,291	2,060,601
Disc Medicine, Inc. (a) (b)	27,396	1,450,892
Dyne Therapeutics, Inc. (a)	70,400	670,208
Exact Sciences Corp. (a) (b)	62,761	3,335,120
Exelixis, Inc. (a)	134,418	5,924,473
Halozyme Therapeutics, Inc. (a)	98,327	5,114,971
Security Description	Shares	Value
Biotechnology—(Continued)
Insmed, Inc. (a)	42,655	$4,292,799
Ionis Pharmaceuticals, Inc. (a) (b)	80,806	3,192,645
Iovance Biotherapeutics, Inc. (a) (b)	83,098	142,929
Janux Therapeutics, Inc. (a)	33,400	771,540
Krystal Biotech, Inc. (a) (b)	10,405	1,430,271
Kymera Therapeutics, Inc. (a) (b)	75,666	3,302,064
Madrigal Pharmaceuticals, Inc. (a)	7,928	2,399,330
Merus NV (a)	35,469	1,865,669
Mirum Pharmaceuticals, Inc. (a)	33,180	1,688,530
Monte Rosa Therapeutics, Inc. (a) (b)	76,100	343,211
MoonLake Immunotherapeutics (a) (b)	43,137	2,036,066
Natera, Inc. (a)	26,410	4,461,705
Neurocrine Biosciences, Inc. (a)	15,520	1,950,709
Nurix Therapeutics, Inc. (a) (b)	65,163	742,207
Nuvalent, Inc. - Class A (a)	44,226	3,374,444
Praxis Precision Medicines, Inc. (a)	35,092	1,475,619
PTC Therapeutics, Inc. (a)	40,823	1,993,795
Replimune Group, Inc. (a)	191,701	1,780,902
Revolution Medicines, Inc. (a)	53,081	1,952,850
Rhythm Pharmaceuticals, Inc. (a)	29,722	1,878,133
Scholar Rock Holding Corp. (a) (b)	91,720	3,248,722
Soleno Therapeutics, Inc. (a)	34,169	2,862,679
TG Therapeutics, Inc. (a) (b)	48,345	1,739,937
Ultragenyx Pharmaceutical, Inc. (a)	86,902	3,159,757
Vaxcyte, Inc. (a) (b)	20,316	660,473
Vera Therapeutics, Inc. (a)	57,226	1,348,245
Viridian Therapeutics, Inc. (a) (b)	38,700	541,026
Xencor, Inc. (a) (b)	79,417	624,218
		112,655,200
Broadline Retail — 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	20,500	2,701,490
Building Products — 2.7%
AAON, Inc. (b)	48,695	3,591,256
AZEK Co., Inc. (a)	89,982	4,890,522
Builders FirstSource, Inc. (a)	12,183	1,421,634
CSW Industrials, Inc.	18,677	5,357,124
Griffon Corp.	37,384	2,705,480
Simpson Manufacturing Co., Inc. (b)	39,398	6,118,904
Trex Co., Inc. (a) (b)	86,371	4,696,855
UFP Industries, Inc.	4,634	460,434
		29,242,209
Capital Markets — 1.5%
Affiliated Managers Group, Inc.	13,282	2,613,499
Donnelley Financial Solutions, Inc. (a)	56,600	3,489,390
Galaxy Digital, Inc. - Class A (a)	56,400	1,235,160
StoneX Group, Inc. (a)	76,240	6,948,514
TPG, Inc. (b)	32,800	1,720,360
		16,006,923
Chemicals — 1.8%
Axalta Coating Systems Ltd. (a)	164,025	4,869,902
Balchem Corp.	22,259	3,543,633
Cabot Corp.	46,776	3,508,200
See accompanying notes to financial statements.
BHFTII-349

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals—(Continued)
Element Solutions, Inc.	48,501	$1,098,547
NewMarket Corp.	3,322	2,295,037
RPM International, Inc.	39,102	4,294,964
		19,610,283
Commercial Services & Supplies — 1.1%
Brink's Co. (b)	46,844	4,182,701
Casella Waste Systems, Inc. - Class A (a)	24,730	2,853,347
Clean Harbors, Inc. (a)	11,855	2,740,639
MSA Safety, Inc. (b)	15,686	2,627,876
		12,404,563
Construction & Engineering — 3.8%
API Group Corp. (a)	189,279	9,662,693
Comfort Systems USA, Inc.	5,100	2,734,671
Dycom Industries, Inc. (a)	13,018	3,181,469
EMCOR Group, Inc.	7,937	4,245,422
Fluor Corp. (a)	26,400	1,353,528
IES Holdings, Inc. (a) (b)	5,400	1,599,642
Primoris Services Corp.	47,247	3,682,431
Sterling Infrastructure, Inc. (a)	30,000	6,921,900
Valmont Industries, Inc. (b)	23,089	7,540,175
		40,921,931
Construction Materials — 0.8%
Eagle Materials, Inc.	25,122	5,077,408
Knife River Corp. (a)	44,427	3,627,020
		8,704,428
Consumer Finance — 0.2%
FirstCash Holdings, Inc.	16,510	2,231,161
Consumer Staples Distribution & Retail — 1.0%
Casey's General Stores, Inc.	9,140	4,663,868
Performance Food Group Co. (a)	11,443	1,000,919
PriceSmart, Inc. (b)	19,944	2,094,918
Sprouts Farmers Market, Inc. (a)	18,592	3,060,987
		10,820,692
Diversified Consumer Services — 3.3%
Adtalem Global Education, Inc. (a)	43,593	5,546,337
Duolingo, Inc. (a)	6,770	2,775,835
Frontdoor, Inc. (a)	82,043	4,835,615
Grand Canyon Education, Inc. (a)	33,484	6,328,476
H&R Block, Inc.	84,750	4,651,928
Laureate Education, Inc. (a)	168,519	3,939,974
Stride, Inc. (a) (b)	51,658	7,500,225
		35,578,390
Diversified Telecommunication Services — 0.7%
AST SpaceMobile, Inc. (a)	36,800	1,719,664
Iridium Communications, Inc. (b)	195,103	5,886,258
		7,605,922
Security Description	Shares	Value
Electrical Equipment — 0.1%
NEXTracker, Inc. - Class A (a)	25,000	$1,359,250
Electronic Equipment, Instruments & Components — 4.6%
Badger Meter, Inc.	17,863	4,375,542
Bel Fuse, Inc. - Class B	14,100	1,377,429
Belden, Inc.	72,062	8,344,780
ePlus, Inc. (a)	18,000	1,297,800
Fabrinet (a)	39,191	11,548,804
Itron, Inc. (a)	20,000	2,632,600
Littelfuse, Inc.	5,565	1,261,752
Novanta, Inc. (a)	40,463	5,216,895
OSI Systems, Inc. (a)	4,000	899,440
Teledyne Technologies, Inc. (a)	15,765	8,076,567
Vontier Corp.	142,609	5,262,272
		50,293,881
Energy Equipment & Services — 1.1%
Flowco Holdings, Inc. - Class A	15,478	275,663
Liberty Energy, Inc.	82,877	951,428
TechnipFMC PLC	229,253	7,895,473
Weatherford International PLC	59,384	2,987,609
		12,110,173
Entertainment — 0.6%
IMAX Corp. (a) (b)	52,500	1,467,900
Liberty Media Corp.-Liberty Live - Class C (a)	29,800	2,418,568
TKO Group Holdings, Inc.	14,474	2,633,544
		6,520,012
Financial Services — 2.3%
Equitable Holdings, Inc.	97,646	5,477,941
Euronet Worldwide, Inc. (a)	13,856	1,404,721
EVERTEC, Inc.	62,684	2,259,758
Marqeta, Inc. - Class A (a)	484,667	2,825,609
Mr. Cooper Group, Inc. (a)	26,644	3,975,551
Payoneer Global, Inc. (a)	938,599	6,429,403
Shift4 Payments, Inc. - Class A (a) (b)	24,128	2,391,326
		24,764,309
Food Products — 0.9%
Post Holdings, Inc. (a)	54,423	5,933,740
Simply Good Foods Co. (a)	57,638	1,820,784
Vital Farms, Inc. (a) (b)	65,499	2,523,022
		10,277,546
Ground Transportation — 0.4%
Saia, Inc. (a)	14,497	3,972,033
Health Care Equipment & Supplies — 3.6%
CONMED Corp. (b)	14,369	748,338
Globus Medical, Inc. - Class A (a)	102,248	6,034,677
Haemonetics Corp. (a)	32,767	2,444,746
Lantheus Holdings, Inc. (a)	74,676	6,112,977
LeMaitre Vascular, Inc. (b)	28,912	2,401,142
Merit Medical Systems, Inc. (a) (b)	76,448	7,146,359
Penumbra, Inc. (a)	18,696	4,797,955
See accompanying notes to financial statements.
BHFTII-350

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
PROCEPT BioRobotics Corp. (a) (b)	17,379	$1,001,030
STERIS PLC	9,965	2,393,792
TransMedics Group, Inc. (a) (b)	11,541	1,546,609
UFP Technologies, Inc. (a) (b)	18,094	4,417,831
		39,045,456
Health Care Providers & Services — 5.0%
Addus HomeCare Corp. (a)	23,314	2,685,540
BrightSpring Health Services, Inc. (a)	47,400	1,118,166
Concentra Group Holdings Parent, Inc.	48,427	996,143
CorVel Corp. (a) (b)	55,321	5,685,892
Encompass Health Corp.	53,991	6,620,916
Ensign Group, Inc. (b)	58,566	9,034,391
Guardant Health, Inc. (a)	42,000	2,185,680
HealthEquity, Inc. (a)	62,688	6,567,195
Hims & Hers Health, Inc. (a) (b)	42,440	2,115,634
Molina Healthcare, Inc. (a)	9,676	2,882,481
Option Care Health, Inc. (a)	162,720	5,285,146
RadNet, Inc. (a)	9,976	567,734
Select Medical Holdings Corp.	71,661	1,087,814
Tenet Healthcare Corp. (a)	42,310	7,446,560
		54,279,292
Health Care REITs — 0.3%
American Healthcare REIT, Inc. (b)	91,203	3,350,798
Health Care Technology — 0.4%
Waystar Holding Corp. (a)	98,729	4,035,054
Hotel & Resort REITs — 0.3%
Ryman Hospitality Properties, Inc. (b)	32,748	3,231,245
Hotels, Restaurants & Leisure — 4.7%
Boyd Gaming Corp.	57,730	4,516,218
Brinker International, Inc. (a)	18,273	3,295,170
Churchill Downs, Inc. (b)	16,855	1,702,355
Domino's Pizza, Inc.	3,384	1,524,830
Hilton Grand Vacations, Inc. (a) (b)	55,462	2,303,337
Light & Wonder, Inc. (a)	80,748	7,772,803
Planet Fitness, Inc. - Class A (a)	94,009	10,251,681
Red Rock Resorts, Inc. - Class A (b)	27,711	1,441,803
Texas Roadhouse, Inc.	23,370	4,379,772
Travel & Leisure Co.	32,463	1,675,415
United Parks & Resorts, Inc. (a)	22,088	1,041,449
Wingstop, Inc. (b)	28,679	9,657,367
Wynn Resorts Ltd. (b)	22,245	2,083,689
		51,645,889
Household Durables — 1.2%
Cavco Industries, Inc. (a)	9,959	4,326,488
Green Brick Partners, Inc. (a)	60,216	3,786,382
Installed Building Products, Inc. (b)	18,827	3,394,885
TopBuild Corp. (a) (b)	6,121	1,981,613
		13,489,368
Security Description	Shares	Value
Industrial REITs — 0.1%
Rexford Industrial Realty, Inc.	29,421	$1,046,505
Insurance — 1.5%
Palomar Holdings, Inc. (a)	34,088	5,258,074
Primerica, Inc.	12,757	3,491,208
Ryan Specialty Holdings, Inc. (b)	21,577	1,467,020
Skyward Specialty Insurance Group, Inc. (a)	102,843	5,943,297
		16,159,599
Interactive Media & Services — 0.2%
Cargurus, Inc. (a) (b)	36,540	1,222,994
Cars.com, Inc. (a)	67,990	805,681
		2,028,675
IT Services — 0.2%
Globant SA (a) (b)	8,787	798,211
Okta, Inc. (a)	18,300	1,829,451
		2,627,662
Leisure Products — 0.4%
Mattel, Inc. (a)	211,125	4,163,385
Life Sciences Tools & Services — 0.5%
Medpace Holdings, Inc. (a)	6,962	2,185,093
Repligen Corp. (a)	24,938	3,101,789
		5,286,882
Machinery — 5.6%
Allison Transmission Holdings, Inc.	25,429	2,415,501
Atmus Filtration Technologies, Inc.	164,101	5,976,558
Crane Co.	25,747	4,889,098
Esab Corp. (b)	52,454	6,323,330
Federal Signal Corp. (b)	73,494	7,821,231
Kadant, Inc. (b)	18,983	6,026,153
Mueller Industries, Inc.	56,174	4,464,148
RBC Bearings, Inc. (a)	11,556	4,446,749
SPX Technologies, Inc. (a)	52,026	8,723,719
Toro Co. (b)	30,879	2,182,528
Watts Water Technologies, Inc. - Class A	32,874	8,083,388
		61,352,403
Marine Transportation — 0.3%
Kirby Corp. (a)	30,174	3,422,033
Media — 0.7%
DoubleVerify Holdings, Inc. (a)	197,358	2,954,449
Nexstar Media Group, Inc. (b)	28,362	4,905,208
		7,859,657
Metals & Mining — 1.5%
Alpha Metallurgical Resources, Inc. (a)	10,285	1,156,857
Carpenter Technology Corp.	39,566	10,935,251
MP Materials Corp. (a) (b)	56,557	1,881,651
Warrior Met Coal, Inc.	53,505	2,452,134
		16,425,893
See accompanying notes to financial statements.
BHFTII-351

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels — 3.1%
Centrus Energy Corp. - Class A (a) (b)	17,253	$3,160,405
CNX Resources Corp. (a) (b)	104,389	3,515,821
Core Natural Resources, Inc.	26,485	1,847,064
Expand Energy Corp.	24,718	2,890,523
Gulfport Energy Corp. (a)	12,000	2,414,040
Matador Resources Co.	61,993	2,958,306
Permian Resources Corp.	285,692	3,891,125
Range Resources Corp.	99,408	4,042,923
Uranium Energy Corp. (a) (b)	289,300	1,967,240
Viper Energy, Inc.	182,046	6,941,414
		33,628,861
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	19,603	1,685,662
Passenger Airlines — 0.1%
Joby Aviation, Inc. (a)	60,400	637,220
Personal Care Products — 0.6%
BellRing Brands, Inc. (a)	25,398	1,471,306
elf Beauty, Inc. (a) (b)	16,500	2,053,260
Interparfums, Inc.	19,462	2,555,555
		6,080,121
Pharmaceuticals — 0.6%
Amphastar Pharmaceuticals, Inc. (a)	25,646	588,832
Axsome Therapeutics, Inc. (a)	13,700	1,430,143
Prestige Consumer Healthcare, Inc. (a)	47,263	3,773,951
WaVe Life Sciences Ltd. (a) (b)	53,700	349,050
		6,141,976
Professional Services — 4.7%
Booz Allen Hamilton Holding Corp.	31,745	3,305,607
Broadridge Financial Solutions, Inc.	15,115	3,673,398
CACI International, Inc. - Class A (a)	2,359	1,124,535
CBIZ, Inc. (a)	41,366	2,966,356
ExlService Holdings, Inc. (a)	171,431	7,506,963
First Advantage Corp. (a) (b)	75,474	1,253,623
FTI Consulting, Inc. (a)	21,773	3,516,340
Genpact Ltd.	106,788	4,699,740
Huron Consulting Group, Inc. (a)	8,400	1,155,336
Paylocity Holding Corp. (a)	23,441	4,247,275
TriNet Group, Inc. (b)	23,037	1,684,926
Upwork, Inc. (a) (b)	442,340	5,945,050
Verra Mobility Corp. (a)	308,796	7,840,330
WNS Holdings Ltd. (a)	44,466	2,812,030
		51,731,509
Residential REITs — 0.0%
Equity LifeStyle Properties, Inc.	8,025	494,902
Semiconductors & Semiconductor Equipment — 5.4%
Axcelis Technologies, Inc. (a) (b)	52,717	3,673,848
Cirrus Logic, Inc. (a)	37,419	3,901,118
Credo Technology Group Holding Ltd. (a)	64,036	5,929,093
Entegris, Inc. (b)	37,725	3,042,521
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
FormFactor, Inc. (a)	2,681	$92,253
Impinj, Inc. (a)	17,600	1,954,832
Lattice Semiconductor Corp. (a) (b)	98,067	4,804,302
MACOM Technology Solutions Holdings, Inc. (a)	53,985	7,735,511
MKS, Inc. (b)	28,585	2,840,206
Monolithic Power Systems, Inc.	5,772	4,221,526
Onto Innovation, Inc. (a)	45,971	4,639,853
Photronics, Inc. (a)	104,834	1,974,024
Rambus, Inc. (a)	195,647	12,525,321
Rigetti Computing, Inc. (a) (b)	42,812	507,750
Veeco Instruments, Inc. (a) (b)	50,500	1,026,160
		58,868,318
Software — 10.7%
A10 Networks, Inc.	131,223	2,539,165
ACI Worldwide, Inc. (a)	93,862	4,309,204
Agilysys, Inc. (a)	39,648	4,545,247
Appfolio, Inc. - Class A (a)	22,274	5,129,257
Aurora Innovation, Inc. (a) (b)	317,511	1,663,758
Bill Holdings, Inc. (a) (b)	97,061	4,490,042
BlackLine, Inc. (a)	22,500	1,273,950
Box, Inc. - Class A (a)	88,867	3,036,585
Braze, Inc. - Class A (a)	71,987	2,022,835
CCC Intelligent Solutions Holdings, Inc. (a) (b)	655,928	6,172,283
Circle Internet Group, Inc. (a) (b)	7,798	1,413,699
Clearwater Analytics Holdings, Inc. - Class A (a)	226,007	4,956,334
Commvault Systems, Inc. (a)	47,096	8,210,246
CyberArk Software Ltd. (a)	7,200	2,929,536
Descartes Systems Group, Inc. (a)	65,539	6,661,712
D-Wave Quantum, Inc. (a) (b)	65,116	953,298
Dynatrace, Inc. (a)	70,383	3,885,846
Fair Isaac Corp. (a)	2,449	4,476,674
Freshworks, Inc. - Class A (a)	145,300	2,166,423
InterDigital, Inc. (b)	41,267	9,253,299
Manhattan Associates, Inc. (a)	20,562	4,060,378
MARA Holdings, Inc. (a) (b)	136,868	2,146,090
Monday.com Ltd. (a)	8,840	2,780,003
Nutanix, Inc. - Class A (a)	57,405	4,388,038
Pegasystems, Inc.	42,134	2,280,713
Progress Software Corp. (b)	15,700	1,002,288
PTC, Inc. (a)	32,452	5,592,778
Q2 Holdings, Inc. (a)	71,280	6,671,095
Qualys, Inc. (a)	15,364	2,195,055
Sapiens International Corp. NV	78,597	2,298,962
SPS Commerce, Inc. (a)	19,621	2,670,222
Tenable Holdings, Inc. (a)	14,421	487,141
Teradata Corp. (a)	29,400	655,914
		117,318,070
Specialized REITs — 0.4%
Lamar Advertising Co. - Class A	21,563	2,616,886
Smartstop Self Storage REIT, Inc.	50,837	1,841,824
		4,458,710
Specialty Retail — 1.6%
Abercrombie & Fitch Co. - Class A (a)	56,419	4,674,314
See accompanying notes to financial statements.
BHFTII-352

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Specialty Retail—(Continued)
Academy Sports & Outdoors, Inc.	39,339	$1,762,781
Asbury Automotive Group, Inc. (a) (b)	7,261	1,732,039
Carvana Co. (a)	7,711	2,598,299
Group 1 Automotive, Inc. (b)	8,561	3,738,674
Murphy USA, Inc.	6,600	2,684,880
		17,190,987
Technology Hardware, Storage & Peripherals — 0.4%
IonQ, Inc. (a) (b)	93,459	4,015,933
Pure Storage, Inc. - Class A (a)	11,047	636,086
		4,652,019
Textiles, Apparel & Luxury Goods — 0.5%
Crocs, Inc. (a) (b)	21,275	2,154,732
Deckers Outdoor Corp. (a)	33,581	3,461,194
		5,615,926
Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	37,963	8,824,499
FTAI Aviation Ltd. (b)	20,949	2,409,973
Herc Holdings, Inc. (b)	8,422	1,109,093
SiteOne Landscape Supply, Inc. (a) (b)	41,451	5,013,084
		17,356,649
Water Utilities — 0.0%
California Water Service Group	9,100	413,868
Total Common Stocks (Cost $912,708,235)		1,086,426,545

Escrow Shares—0.0%
Wireless Telecommunication Services — 0.0%
GCI Liberty, Inc. (a) (c) (d) (Cost $0)	89,469	0

Short-Term Investments—0.7%
Short-Term Investment Funds—0.7%
T. Rowe Price Government Reserve Fund
4.389% (e) (f)	7,753,862	7,753,862
Total Short-Term Investments (Cost $7,753,862)		7,753,862

Securities Lending Reinvestments (g)—8.3%
Short-Term Investment Funds—0.4%
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.220% (f)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.260% (f)	2,000,000	2,000,000
		4,000,000

Security Description	Principal Amount*	Value

Certificates of Deposit—0.9%
Bank of Nova Scotia
4.720%, SOFR + 0.330%, 08/21/25 (h)	1,000,000	$999,983
Commonwealth Bank of Australia
4.770%, SOFR + 0.380%, 04/13/26 (h)	1,000,000	1,000,936
Cooperatieve Rabobank UA
4.740%, SOFR + 0.340%, 07/30/25 (h)	1,000,000	1,000,170
Oversea-Chinese Banking Corp. Ltd.
4.620%, SOFR + 0.220%, 11/21/25 (h)	2,000,000	2,000,012
4.620%, SOFR + 0.220%, 12/15/25 (h)	1,000,000	999,983
Societe Generale
4.740%, SOFR + 0.350%, 10/15/25 (h)	1,000,000	1,000,436
Toronto-Dominion Bank
4.690%, SOFR + 0.290%, 03/20/26 (h)	1,000,000	999,769
Truist Bank
4.340%, 07/01/25	2,000,000	2,000,002
		10,001,291
Commercial Paper—0.5%
ANZ New Zealand International Ltd.
4.570%, SOFR + 0.180%, 08/20/25 (h)	1,000,000	1,000,010
Chesham Finance Ltd./Chesham Finance LLC
4.340%, 07/03/25	1,000,000	999,636
Concord Minutemen Capital Co. LLC
4.600%, SOFR + 0.210%, 09/02/25 (h)	2,000,000	1,999,928
ING U.S. Funding LLC
4.600%, SOFR + 0.200%, 09/25/25 (h)	1,000,000	999,951
Ionic Funding LLC
4.380%, 07/03/25	1,000,000	999,627
		5,999,152
Repurchase Agreements—6.0%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $2,000,248; collateralized by various Common Stock with an aggregate market value of $2,226,148	2,000,000	2,000,000
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $12,001,510; collateralized by various Common Stock with an aggregate market value of $13,356,888	12,000,000	12,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $1,000,121; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $1,020,000	1,000,000	1,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $5,000,608; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $5,100,621	5,000,000	5,000,000
See accompanying notes to financial statements.
BHFTII-353

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $4,099,613; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $4,182,270	4,000,000	$4,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.360%, due on 07/01/25 with a maturity value of $1,589,616; collateralized by U.S. Treasury Obligations with rates ranging from 2.250% - 3.250%, maturity dates ranging from 05/15/41 - 05/15/52, and an aggregate market value of $1,621,212	1,589,423	1,589,423
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $3,000,378; collateralized by various Common Stock with an aggregate market value of $3,345,315	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $15,013,300; collateralized by various Common Stock with an aggregate market value of $16,726,843	15,000,000	15,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/25 at 4.600%, due on 08/04/25 with a maturity value of $2,008,944; collateralized by various Common Stock with an aggregate market value of $2,222,506	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $10,001,233; collateralized by various Common Stock with an aggregate market value of $11,126,188	10,000,000	10,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $10,301,268; collateralized by various Common Stock with an aggregate market value of $11,331,394	10,300,000	10,300,000
		65,889,423
Time Deposits—0.5%
Banco Santander SA
4.320%, 07/01/25	2,000,000	2,000,000
Security Description	Principal Amount*	Value
Time Deposits—(Continued)
Credit Agricole Corp. and Investment Bank
4.320%, 07/01/25	2,000,000	$2,000,000
First Abu Dhabi Bank USA NV
4.320%, 07/01/25	1,000,000	1,000,000
		5,000,000
Total Securities Lending Reinvestments (Cost $90,889,111)		90,889,866
Total Investments—108.5% (Cost $1,011,351,208)		1,185,070,273
Other assets and liabilities (net)—(8.5)%		(93,144,906)
Net Assets—100.0%		$1,091,925,367

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $108,726,084 and the collateral received consisted of cash in the amount of $90,888,520 and non-cash collateral with a value of $20,849,851. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(h)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Ending Value as of June 30, 2025
T. Rowe Price Government Reserve Fund	$3,940,251	$76,826,995	$(73,013,384)	$7,753,862

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2025
T. Rowe Price Government Reserve Fund	$134,523	7,753,862
See accompanying notes to financial statements.
BHFTII-354

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$244,741,675	$0	$280,218,945
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(90,888,520)	$—	$—	$—	$(90,888,520)
Gross amount of recognized liabilities for securities lending transactions					$(90,888,520)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,086,426,545	$—	$—	$1,086,426,545
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	7,753,862	—	—	7,753,862
Securities Lending Reinvestments
Short-Term Investment Funds	4,000,000	—	—	4,000,000
Certificates of Deposit	—	10,001,291	—	10,001,291
Commercial Paper	—	5,999,152	—	5,999,152
Repurchase Agreements	—	65,889,423	—	65,889,423
Time Deposits	—	5,000,000	—	5,000,000
Total Securities Lending Reinvestments	4,000,000	86,889,866	—	90,889,866
Total Investments	$1,098,180,407	$86,889,866	$0	$1,185,070,273
Collateral for Securities Loaned (Liability)	$—	$(90,888,520)	$—	$(90,888,520)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
See accompanying notes to financial statements.
BHFTII-355

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,177,316,411
Affiliated investments at value (c)	7,753,862
Cash	432,716
Receivable for:
Investments sold	944,721
Fund shares sold	254,141
Dividends and interest	243,347
Dividends on affiliated investments	52,908
Prepaid expenses	8,418
Total Assets	1,187,006,524
Liabilities
Collateral for securities loaned	90,888,520
Payable for:
Investments purchased	2,965,352
Affiliated investments purchased	23,174
Fund shares redeemed	290,783
Accrued Expenses:
Management fees	396,134
Distribution and service fees	59,112
Deferred trustees’ fees	213,881
Other expenses	244,201
Total Liabilities	95,081,157
Net Assets	$1,091,925,367
Net Assets Consist of:
Paid in surplus	$872,609,212
Distributable earnings (Accumulated losses)	219,316,155
Net Assets	$1,091,925,367
Net Assets
Class A	$794,486,441
Class B	285,044,104
Class E	10,294,532
Class G	2,100,290
Capital Shares Outstanding*
Class A	46,855,182
Class B	20,696,203
Class E	691,425
Class G	170,852
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$16.96
Class B	13.77
Class E	14.89
Class G	12.29

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,003,597,346.
(b)	Includes securities loaned at value of $108,726,084.
(c)	Identified cost of affiliated investments was $7,753,862.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$2,564,428
Dividends from affiliated investments	134,523
Securities lending income	183,027
Total investment income	2,881,978
Expenses
Management fees	2,506,706
Administration fees	30,829
Custodian and accounting fees	36,618
Distribution and service fees—Class B	352,482
Distribution and service fees—Class E	7,706
Distribution and service fees—Class G	3,066
Audit and tax services	25,047
Legal	22,722
Trustees’ fees and expenses	20,044
Shareholder reporting	44,207
Insurance	4,983
Miscellaneous	10,496
Total expenses	3,064,906
Less management fee waiver	(113,193)
Net expenses	2,951,713
Net Investment Loss	(69,735)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	50,259,075
Foreign currency transactions	18,319
Net realized gain (loss)	50,277,394
Net change in unrealized appreciation (depreciation) on investments	(46,926,753)
Net realized and unrealized gain (loss)	3,350,641
Net Increase (Decrease) in Net Assets From Operations	$3,280,906

(a)	Net of foreign withholding taxes of $21,737.
See accompanying notes to financial statements.
BHFTII-356

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(69,735)	$(342,404)
Net realized gain (loss)	50,277,394	236,070,416
Net change in unrealized appreciation (depreciation)	(46,926,753)	(77,539,569)
Increase (decrease) in net assets from operations	3,280,906	158,188,443
From Distributions to Shareholders
Class A	(166,253,732)	(44,284,254)
Class B	(69,850,870)	(18,570,718)
Class E	(2,393,390)	(625,451)
Class G	(560,585)	(136,247)
Total distributions	(239,058,577)	(63,616,670)
Increase (decrease) in net assets from capital share transactions	204,630,407	(193,670,467)
Total increase (decrease) in net assets	(31,147,264)	(99,098,694)
Net Assets
Beginning of period	1,123,072,631	1,222,171,325
End of period	$1,091,925,367	$1,123,072,631

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	622,829	$12,398,102	668,889	$14,242,823
Reinvestments	9,937,462	166,253,732	2,171,861	44,284,254
Redemptions	(1,353,811)	(27,721,049)	(9,827,365)	(212,349,790)
Net increase (decrease)	9,206,480	$150,930,785	(6,986,615)	$(153,822,713)
Class B
Sales	306,569	$5,228,828	407,789	$7,421,299
Reinvestments	5,139,873	69,850,870	1,069,126	18,570,718
Redemptions	(1,386,114)	(23,668,613)	(3,528,564)	(63,883,181)
Net increase (decrease)	4,060,328	$51,411,085	(2,051,649)	$(37,891,164)
Class E
Sales	17,446	$329,847	28,005	$546,015
Reinvestments	162,926	2,393,390	33,918	625,451
Redemptions	(52,648)	(949,981)	(150,179)	(2,871,895)
Net increase (decrease)	127,724	$1,773,256	(88,256)	$(1,700,429)
Class G
Sales	3,926	$61,660	4,437	$77,013
Reinvestments	46,215	560,585	8,531	136,247
Redemptions	(7,016)	(106,964)	(28,031)	(469,421)
Net increase (decrease)	43,125	$515,281	(15,063)	$(256,161)
Increase (decrease) derived from capital shares transactions		$204,630,407		$(193,670,467)
See accompanying notes to financial statements.
BHFTII-357

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$21.43	$19.90	$16.77	$27.02	$27.04	$24.43
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.01	0.01	0.02	0.03	(0.01)	0.03
Net realized and unrealized gain (loss)	0.02	2.61	3.56	(6.25)	2.99	5.09
Total income (loss) from investment operations	0.03	2.62	3.58	(6.22)	2.98	5.12
Less Distributions
Distributions from net investment income	(0.06)	(0.01)	(0.01)	(0.05)	(0.01)	(0.05)
Distributions from net realized capital gains	(4.44)	(1.08)	(0.44)	(3.98)	(2.99)	(2.46)
Total distributions	(4.50)	(1.09)	(0.45)	(4.03)	(3.00)	(2.51)
Net Asset Value, End of Period	$16.96	$21.43	$19.90	$16.77	$27.02	$27.04
Total Return (%) (b)	0.41 (c)	13.47	21.57	(22.15)	11.67	24.34
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.51 (d)	0.51	0.51	0.50	0.49	0.50
Net ratio of expenses to average net assets (%) (e)	0.49 (d)	0.48	0.48	0.48	0.47	0.48
Ratio of net investment income (loss) to average net assets (%)	0.06 (d)	0.04	0.11	0.16	(0.04)	0.13
Portfolio turnover rate (%)	23 (c)	42	34	34	28	36
Net assets, end of period (in millions)	$794.5	$806.8	$888.3	$837.2	$1,152.5	$1,174.3

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.23	$17.11	$14.50	$24.09	$24.47	$22.36
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.04)	(0.02)	(0.02)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	0.00 (f)	2.24	3.07	(5.59)	2.68	4.59
Total income (loss) from investment operations	(0.02)	2.20	3.05	(5.61)	2.61	4.57
Less Distributions
Distributions from net investment income	(0.00) (g)	0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(4.44)	(1.08)	(0.44)	(3.98)	(2.99)	(2.46)
Total distributions	(4.44)	(1.08)	(0.44)	(3.98)	(2.99)	(2.46)
Net Asset Value, End of Period	$13.77	$18.23	$17.11	$14.50	$24.09	$24.47
Total Return (%) (b)	0.24 (c)	13.20	21.28	(22.34)	11.36	24.04
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.76 (d)	0.76	0.76	0.75	0.74	0.75
Net ratio of expenses to average net assets (%) (e)	0.74 (d)	0.73	0.73	0.73	0.72	0.73
Ratio of net investment income (loss) to average net assets (%)	(0.20) (d)	(0.21)	(0.14)	(0.10)	(0.29)	(0.11)
Portfolio turnover rate (%)	23 (c)	42	34	34	28	36
Net assets, end of period (in millions)	$285.0	$303.3	$319.8	$294.1	$423.9	$441.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-358

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.35	$18.09	$15.29	$25.09	$25.34	$23.05
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.02)	(0.01)	(0.00) (h)	(0.05)	(0.00) (h)
Net realized and unrealized gain (loss)	0.01	2.36	3.25	(5.82)	2.79	4.76
Total income (loss) from investment operations	0.00	2.34	3.24	(5.82)	2.74	4.76
Less Distributions
Distributions from net investment income	(0.02)	0.00	0.00	0.00	0.00	(0.01)
Distributions from net realized capital gains	(4.44)	(1.08)	(0.44)	(3.98)	(2.99)	(2.46)
Total distributions	(4.46)	(1.08)	(0.44)	(3.98)	(2.99)	(2.47)
Net Asset Value, End of Period	$14.89	$19.35	$18.09	$15.29	$25.09	$25.34
Total Return (%) (b)	0.33 (c)	13.25	21.42	(22.28)	11.49	24.20
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.66 (d)	0.66	0.66	0.65	0.64	0.65
Net ratio of expenses to average net assets (%) (e)	0.64 (d)	0.63	0.63	0.63	0.62	0.63
Ratio of net investment income (loss) to average net assets (%)	(0.10) (d)	(0.11)	(0.04)	(0.00) (i)	(0.19)	(0.01)
Portfolio turnover rate (%)	23 (c)	42	34	34	28	36
Net assets, end of period (in millions)	$10.3	$10.9	$11.8	$11.2	$17.7	$18.6

	Class G
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.75	$15.82	$13.44	$22.74	$23.26	$21.39
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.04)	(0.03)	(0.02)	(0.08)	(0.03)
Net realized and unrealized gain (loss)	0.00 (f)	2.05	2.85	(5.30)	2.55	4.36
Total income (loss) from investment operations	(0.02)	2.01	2.82	(5.32)	2.47	4.33
Less Distributions
Distributions from net investment income	(0.00) (g)	0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(4.44)	(1.08)	(0.44)	(3.98)	(2.99)	(2.46)
Total distributions	(4.44)	(1.08)	(0.44)	(3.98)	(2.99)	(2.46)
Net Asset Value, End of Period	$12.29	$16.75	$15.82	$13.44	$22.74	$23.26
Total Return (%) (b)	0.25 (c)	13.07	21.24	(22.40)	11.34	24.00
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.81 (d)	0.81	0.81	0.80	0.79	0.80
Net ratio of expenses to average net assets (%) (e)	0.79 (d)	0.78	0.78	0.78	0.77	0.78
Ratio of net investment income (loss) to average net assets (%)	(0.24) (d)	(0.26)	(0.19)	(0.15)	(0.34)	(0.17)
Portfolio turnover rate (%)	23 (c)	42	34	34	28	36
Net assets, end of period (in millions)	$2.1	$2.1	$2.3	$2.3	$3.8	$4.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)	Net realized and unrealized gain (loss) on investments was less than $0.01.
(g)	Distributions from net investment income were less than $0.01.
(h)	Net investment income (loss) was less than $0.01.
(i)	Ratio of net investment income (loss) to average net assets was less than 0.01%.
See accompanying notes to financial statements.
BHFTII-359

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—97.3% of Net Assets

Security Description	Shares	Value

Chemicals — 10.4%
Corteva, Inc.	320,533	$23,889,324
FMC Corp. (a)	447,400	18,678,950
Mosaic Co.	252,800	9,222,144
Nutrien Ltd. (a)	390,023	22,714,940
OCI NV (b)	496,457	4,485,641
		78,990,999
Construction & Engineering — 0.6%
MasTec, Inc. (b)	27,000	4,601,610
Construction Materials — 0.7%
Titan America SA (a) (b)	448,600	5,598,528
Containers & Packaging — 1.6%
Ball Corp. (a)	114,700	6,433,523
Graphic Packaging Holding Co. (a)	266,700	5,619,369
		12,052,892
Electrical Equipment — 1.3%
Nexans SA	72,470	9,485,389
Soltec Power Holdings SA (a) (b) (c) (d)	113,989	105,942
		9,591,331
Energy Equipment & Services — 0.8%
Baker Hughes Co.	83,600	3,205,224
Flowco Holdings, Inc. - Class A (a)	44,280	788,627
Solaris Energy Infrastructure, Inc. (a)	83,221	2,354,322
		6,348,173
Food Products — 8.2%
Archer-Daniels-Midland Co. (a)	124,100	6,549,998
Bunge Global SA	128,200	10,291,896
Hormel Foods Corp. (a)	231,500	7,002,875
JBS NV - Class A (b)	1,690,150	24,693,091
Tyson Foods, Inc. - Class A	251,600	14,074,504
		62,612,364
Independent Power and Renewable Electricity Producers — 2.2%
Ormat Technologies, Inc. (a)	200,800	16,819,008
Marine Transportation — 1.1%
Kirby Corp. (b)	72,431	8,214,400
Metals & Mining — 35.1%
Agnico Eagle Mines Ltd.	163,733	19,472,766
Alamos Gold, Inc. - Class A	477,700	12,687,712
Alcoa Corp.	306,500	9,044,815
Anglo American PLC	555,883	16,410,357
Antofagasta PLC	91,000	2,260,945
ArcelorMittal SA (NY Registry Shares) (a)	348,700	11,011,946
Barrick Mining Corp.	752,535	15,667,779
BHP Group Ltd. (ADR)	80,100	3,852,009
Capstone Copper Corp. (a) (b)	1,287,700	7,905,395
Commercial Metals Co.	75,000	3,668,250
First Quantum Minerals Ltd. (a) (b)	528,100	9,381,119
Franco-Nevada Corp.	91,800	15,047,856
Security Description	Shares	Value
Metals & Mining—(Continued)
Freeport-McMoRan, Inc.	567,300	$24,592,455
Glencore PLC (b)	4,541,300	17,683,267
Gold Fields Ltd. (ADR)	440,400	10,424,268
JSW Steel Ltd.	486,700	5,782,830
Kinross Gold Corp.	1,342,600	20,984,838
MP Materials Corp. (a) (b)	262,585	8,736,203
Newmont Corp. (a)	303,517	17,682,900
Pan American Silver Corp.	363,200	10,314,880
Rio Tinto PLC (ADR) (a)	145,100	8,463,683
Steel Dynamics, Inc.	27,500	3,520,275
Teck Resources Ltd. - Class B (a)	206,600	8,342,508
Valterra Platinum Ltd. (b)	112,922	4,960,075
		267,899,131
Oil, Gas & Consumable Fuels — 31.5%
Antero Resources Corp. (b)	97,100	3,911,188
ARC Resources Ltd.	184,800	3,896,169
Cameco Corp.	84,700	6,287,281
Cenovus Energy, Inc.	213,100	2,898,160
Chevron Corp.	115,100	16,481,169
ConocoPhillips	57,822	5,188,946
Diamondback Energy, Inc. (a)	25,978	3,569,377
EQT Corp.	311,800	18,184,176
Expand Energy Corp.	151,200	17,681,328
Exxon Mobil Corp.	303,658	32,734,333
Marathon Petroleum Corp. (a)	46,700	7,757,337
Permian Resources Corp. (a)	285,070	3,882,653
PetroChina Co. Ltd. - Class H	10,262,000	8,812,421
Phillips 66 Co.	127,800	15,246,540
Shell PLC (ADR) (a)	519,100	36,549,831
Suncor Energy, Inc.	310,200	11,619,829
TotalEnergies SE	365,500	22,480,936
Valero Energy Corp. (a)	115,500	15,525,510
Yellow Cake PLC (b)	1,102,900	7,982,543
		240,689,727
Paper & Forest Products — 2.2%
Suzano SA	1,175,900	11,083,514
West Fraser Timber Co. Ltd. (a)	77,400	5,675,905
		16,759,419
Specialized REITs — 1.6%
Weyerhaeuser Co.	490,000	12,588,100
Total Common Stocks (Cost $684,862,549)		742,765,682

Short-Term Investments—2.6%
Short-Term Investment Funds—2.6%
Invesco Treasury Portfolio, Institutional Class
4.230% (e)	19,734,022	19,734,022
Total Short-Term Investments (Cost $19,734,022)		19,734,022
See accompanying notes to financial statements.
BHFTII-360

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (f)—11.6%

Security Description	Shares/ Principal Amount*	Value

Short-Term Investment Funds—2.3%
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.220% (e)	2,000,000	$2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.260% (e)	15,000,000	15,000,000
		17,000,000

Certificates of Deposit—0.9%
Bank of Nova Scotia
4.720%, SOFR + 0.330%, 08/21/25 (g)	1,000,000	999,983
Mizuho Bank Ltd.
4.690%, SOFR+ 0.290%, 11/13/25 (g)	2,000,000	1,999,992
Oversea-Chinese Banking Corp. Ltd.
4.620%, SOFR + 0.220%, 12/15/25 (g)	1,000,000	999,983
Toronto-Dominion Bank
4.690%, SOFR + 0.290%, 03/20/26 (g)	1,000,000	999,769
Truist Bank
4.340%, 07/01/25	2,000,000	2,000,002
		6,999,729
Commercial Paper—0.9%
ANZ New Zealand International Ltd.
4.570%, SOFR + 0.180%, 08/20/25 (g)	1,000,000	1,000,010
Chesham Finance Ltd./Chesham Finance LLC
4.340%, 07/03/25	1,000,000	999,636
Concord Minutemen Capital Co. LLC
4.600%, SOFR + 0.210%, 09/02/25 (g)	1,000,000	999,964
ING U.S. Funding LLC
4.600%, SOFR + 0.200%, 09/25/25 (g)	1,000,000	999,951
Ionic Funding LLC
4.380%, 07/03/25	2,000,000	1,999,254
Salisbury Receivables Co. LLC
4.470%, 07/15/25	1,000,000	998,110
		6,996,925
Repurchase Agreements—7.2%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,074	1,000,000	1,000,000
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $12,001,510; collateralized by various Common Stock with an aggregate market value of $13,356,888	12,000,000	12,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $1,000,121; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $1,020,000	1,000,000	1,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $10,001,217; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $10,201,241	10,000,000	10,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $5,124,517; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $5,227,837	5,000,000	$5,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.360%, due on 07/01/25 with a maturity value of $2,141,406; collateralized by U.S. Treasury Obligations with rates ranging from 2.250% - 3.250%, maturity dates ranging from 05/15/41 - 05/15/52, and an aggregate market value of $2,183,971	2,141,147	2,141,147
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $7,006,207; collateralized by various Common Stock with an aggregate market value of $7,805,860	7,000,000	7,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $10,001,217; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $10,200,004	10,000,000	10,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $7,000,863; collateralized by various Common Stock with an aggregate market value of $7,788,332	7,000,000	7,000,000
		55,141,147
Time Deposits—0.3%
Credit Agricole Corp. and Investment Bank
4.320%, 07/01/25	1,000,000	1,000,000
First Abu Dhabi Bank USA NV
4.320%, 07/01/25	1,000,000	1,000,000
		2,000,000
Total Securities Lending Reinvestments (Cost $88,138,921)		88,137,801
Total Investments—111.5% (Cost $792,735,492)		850,637,505
Other assets and liabilities (net)—(11.5)%		(87,624,551)
Net Assets—100.0%		$763,012,954

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $100,991,390 and the collateral received consisted of cash in the amount of $88,128,297 and non-cash collateral with a value of $15,978,059. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees.
See accompanying notes to financial statements.
BHFTII-361

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
As of June 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(f)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(g)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Country Diversification as of June 30, 2025 (Unaudited)	% of Net Assets
United States	54.9
Canada	21.4
France	4.2
South Africa	4.2
Australia	3.9
Brazil	1.5
Luxembourg	1.4
Zambia	1.2
China	1.2
United Kingdom	1.0
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$149,477,906	$0	$209,245,642
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(88,128,297)	$—	$—	$—	$(88,128,297)
Gross amount of recognized liabilities for securities lending transactions					$(88,128,297)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$74,505,358	$4,485,641	$—	$78,990,999
Construction & Engineering	4,601,610	—	—	4,601,610
Construction Materials	5,598,528	—	—	5,598,528
Containers & Packaging	12,052,892	—	—	12,052,892
Electrical Equipment	—	9,485,389	105,942	9,591,331
Energy Equipment & Services	6,348,173	—	—	6,348,173
Food Products	62,612,364	—	—	62,612,364
Independent Power and Renewable Electricity Producers	16,819,008	—	—	16,819,008
Marine Transportation	8,214,400	—	—	8,214,400
Metals & Mining	225,761,732	42,137,399	—	267,899,131
Oil, Gas & Consumable Fuels	201,413,827	39,275,900	—	240,689,727
Paper & Forest Products	16,759,419	—	—	16,759,419
Specialized REITs	12,588,100	—	—	12,588,100
Total Common Stocks	647,275,411	95,384,329	105,942	742,765,682
Total Short-Term Investments*	19,734,022	—	—	19,734,022
Securities Lending Reinvestments
Short-Term Investment Funds	17,000,000	—	—	17,000,000
Certificates of Deposit	—	6,999,729	—	6,999,729
Commercial Paper	—	6,996,925	—	6,996,925
Repurchase Agreements	—	55,141,147	—	55,141,147
See accompanying notes to financial statements.
BHFTII-362

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Time Deposits	$—	$2,000,000	$—	$2,000,000
Total Securities Lending Reinvestments	17,000,000	71,137,801	—	88,137,801
Total Investments	$684,009,433	$166,522,130	$105,942	$850,637,505
Collateral for Securities Loaned (Liability)	$—	$(88,128,297)	$—	$(88,128,297)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
See accompanying notes to financial statements.
BHFTII-363

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$850,637,505
Cash	103,870
Cash denominated in foreign currencies (c)	50,043
Receivable for:
Fund shares sold	111,774
Dividends and interest	1,192,011
Prepaid expenses	6,107
Total Assets	852,101,310
Liabilities
Collateral for securities loaned	88,128,297
Payable for:
Fund shares redeemed	66,143
Foreign taxes	7,532
Accrued Expenses:
Management fees	458,844
Distribution and service fees	15,321
Deferred trustees’ fees	212,740
Other expenses	199,479
Total Liabilities	89,088,356
Net Assets	$763,012,954
Net Assets Consist of:
Paid in surplus	$662,306,609
Distributable earnings (Accumulated losses) (d)	100,706,345
Net Assets	$763,012,954
Net Assets
Class A	$688,121,501
Class B	74,891,453
Capital Shares Outstanding*
Class A	58,511,875
Class B	6,409,265
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.76
Class B	11.68

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $792,735,492.
(b)	Includes securities loaned at value of $100,991,390.
(c)	Identified cost of cash denominated in foreign currencies was $49,323.
(d)	Includes foreign capital gains tax of $7,532.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$13,959,592
Securities lending income	110,620
Total investment income	14,070,212
Expenses
Management fees	2,930,939
Administration fees	24,028
Custodian and accounting fees	38,651
Distribution and service fees—Class B	90,992
Audit and tax services	24,897
Legal	22,722
Trustees’ fees and expenses	20,044
Shareholder reporting	15,837
Insurance	3,615
Miscellaneous	11,250
Total expenses	3,182,975
Less management fee waiver	(218,654)
Less broker commission recapture	(2,394)
Net expenses	2,961,927
Net Investment Income	11,108,285
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	34,861,416
Foreign currency transactions	12,686
Net realized gain (loss)	34,874,102
Net change in unrealized appreciation (depreciation) on:
Investments (b)	52,826,729
Foreign currency transactions	51,777
Net change in unrealized appreciation (depreciation)	52,878,506
Net realized and unrealized gain (loss)	87,752,608
Net Increase (Decrease) in Net Assets From Operations	$98,860,893

(a)	Net of foreign withholding taxes of $486,636.
(b)	Includes change in foreign capital gains tax of $(7,532).
See accompanying notes to financial statements.
BHFTII-364

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$11,108,285	$25,197,448
Net realized gain (loss)	34,874,102	17,748,826
Net change in unrealized appreciation (depreciation)	52,878,506	(53,543,047)
Increase (decrease) in net assets from operations	98,860,893	(10,596,773)
From Distributions to Shareholders
Class A	(34,381,366)	(46,623,629)
Class B	(3,489,240)	(4,789,110)
Total distributions	(37,870,606)	(51,412,739)
Increase (decrease) in net assets from capital share transactions	(26,891,482)	(41,439,250)
Total increase (decrease) in net assets	34,098,805	(103,448,762)
Net Assets
Beginning of period	728,914,149	832,362,911
End of period	$763,012,954	$728,914,149

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	1,613,176	$18,380,465	5,367,966	$61,794,686
Reinvestments	2,966,468	34,381,366	4,036,678	46,623,629
Redemptions	(6,616,049)	(77,823,177)	(12,221,754)	(147,874,040)
Net increase (decrease)	(2,036,405)	$(25,061,346)	(2,817,110)	$(39,455,725)
Class B
Sales	141,188	$1,576,480	763,113	$8,593,438
Reinvestments	302,885	3,489,240	417,170	4,789,110
Redemptions	(600,462)	(6,895,856)	(1,271,895)	(15,366,073)
Net increase (decrease)	(156,389)	$(1,830,136)	(91,612)	$(1,983,525)
Increase (decrease) derived from capital shares transactions		$(26,891,482)		$(41,439,250)
See accompanying notes to financial statements.
BHFTII-365

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.87	$11.90	$12.71	$12.08	$10.29	$8.59
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.36	0.32	0.36	0.24	0.10
Net realized and unrealized gain (loss)	1.32	(0.60)	(0.76)	0.65	1.70	1.70
Total income (loss) from investment operations	1.49	(0.24)	(0.44)	1.01	1.94	1.80
Less Distributions
Distributions from net investment income	(0.39)	(0.33)	(0.37)	(0.38)	(0.15)	(0.10)
Distributions from net realized capital gains	(0.21)	(0.46)	0.00	0.00	0.00	0.00
Total distributions	(0.60)	(0.79)	(0.37)	(0.38)	(0.15)	(0.10)
Net Asset Value, End of Period	$11.76	$10.87	$11.90	$12.71	$12.08	$10.29
Total Return (%) (b)	13.76 (c)	(2.33)	(3.49)	8.24	18.82	21.58
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83 (d)	0.83	0.83	0.81	0.81	0.81
Net ratio of expenses to average net assets (%) (e)	0.77 (d)	0.77	0.77	0.75	0.74	0.75
Ratio of net investment income (loss) to average net assets (%)	3.00 (d)	3.11	2.66	2.74	2.01	1.34
Portfolio turnover rate (%)	20 (c)	63	43	40	23	48
Net assets, end of period (in millions)	$688.1	$658.1	$753.7	$741.5	$1,012.3	$1,115.4

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.79	$11.81	$12.61	$11.98	$10.21	$8.53
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.15	0.33	0.29	0.32	0.20	0.08
Net realized and unrealized gain (loss)	1.31	(0.59)	(0.76)	0.65	1.69	1.68
Total income (loss) from investment operations	1.46	(0.26)	(0.47)	0.97	1.89	1.76
Less Distributions
Distributions from net investment income	(0.36)	(0.30)	(0.33)	(0.34)	(0.12)	(0.08)
Distributions from net realized capital gains	(0.21)	(0.46)	0.00	0.00	0.00	0.00
Total distributions	(0.57)	(0.76)	(0.33)	(0.34)	(0.12)	(0.08)
Net Asset Value, End of Period	$11.68	$10.79	$11.81	$12.61	$11.98	$10.21
Total Return (%) (b)	13.56 (c)	(2.60)	(3.64)	7.98	18.51	21.18
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.08 (d)	1.08	1.08	1.06	1.06	1.06
Net ratio of expenses to average net assets (%) (e)	1.02 (d)	1.02	1.02	1.00	0.99	1.00
Ratio of net investment income (loss) to average net assets (%)	2.72 (d)	2.82	2.43	2.50	1.76	1.09
Portfolio turnover rate (%)	20 (c)	63	43	40	23	48
Net assets, end of period (in millions)	$74.9	$70.8	$78.6	$80.4	$100.3	$109.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-366

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—44.7% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense — 0.4%
Bombardier, Inc.
6.750%, 06/15/33 (144A)	1,050,000	$1,088,011
7.000%, 06/01/32 (144A) (a)	3,540,000	3,686,503
7.250%, 07/01/31 (144A) (a)	2,636,000	2,767,009
7.875%, 04/15/27 (144A) (a)	393,000	395,270
		7,936,793
Agriculture — 0.1%
Altria Group, Inc.
5.950%, 02/14/49 (a)	1,630,000	1,620,961
Airlines — 1.1%
Air Canada
3.875%, 08/15/26 (144A) (a)	3,133,000	3,101,354
American Airlines, Inc.
7.250%, 02/15/28 (144A) (a)	1,590,000	1,623,786
8.500%, 05/15/29 (144A) (a)	2,590,000	2,715,703
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, 04/20/29 (144A) (a)	2,970,000	2,967,395
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, 09/20/31 (144A) (a)	1,580,000	1,537,152
Latam Airlines Group SA
7.875%, 04/15/30 (144A) (a)	2,330,000	2,376,600
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
11.000%, 4.000% PIK, 03/12/30 (144A) (b)	5,912,792	4,227,646
United Airlines, Inc.
4.375%, 04/15/26 (144A) (a)	1,490,000	1,480,150
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.875%, 05/01/27 (144A)	1,100,000	1,106,796
		21,136,582
Auto Manufacturers — 0.7%
JB Poindexter & Co., Inc.
8.750%, 12/15/31 (144A) (a)	2,020,000	2,055,752
Mclaren Finance PLC
7.500%, 08/01/26 (144A)	422,000	423,582
Nissan Motor Co. Ltd.
4.810%, 09/17/30 (144A) (a)	2,660,000	2,440,339
PM General Purchaser LLC
9.500%, 10/01/28 (144A) (a)	12,020,000	8,287,069
		13,206,742
Auto Parts & Equipment — 0.8%
Titan International, Inc.
7.000%, 04/30/28 (a)	5,181,000	5,201,957
ZF North America Capital, Inc.
6.750%, 04/23/30 (144A) (a)	4,440,000	4,263,793
6.875%, 04/23/32 (144A) (a)	1,810,000	1,672,876
7.125%, 04/14/30 (144A) (a)	3,850,000	3,764,317
		14,902,943
Banks — 3.8%
Banco Mercantil del Norte SA
7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (c)	2,150,000	2,142,630
Bank of Nova Scotia
8.000%, 5Y H15 + 4.017%, 01/27/84 (a) (c)	3,340,000	3,541,940
Security Description	Principal Amount*	Value
Banks—(Continued)
Bank of Nova Scotia
8.625%, 5Y H15 + 4.389%, 10/27/82 (c)	900,000	$955,097
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.125%, 5Y H15 + 2.650%, 01/18/33 (144A) (c)	5,480,000	5,266,284
BNP Paribas SA
7.750%, 5Y H15 + 4.899%, 08/16/29 (144A) (c)	530,000	557,441
8.000%, 5Y H15 + 3.727%, 08/22/31 (144A) (a) (c)	1,920,000	2,030,154
Citigroup, Inc.
4.000%, 5Y H15 + 3.597%, 12/10/25 (c)	2,400,000	2,383,086
Credit Agricole SA
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (c)	4,730,000	4,789,125
HSBC Holdings PLC
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (c)	390,000	389,605
6.500%, 5Y USD ICE Swap + 3.606%, 03/23/28 (c)	670,000	674,273
Intesa Sanpaolo SpA
7.800%, 11/28/53 (144A) (a)	8,720,000	10,198,960
Lloyds Banking Group PLC
8.000%, 5Y H15 + 3.913%, 09/27/29 (c)	2,600,000	2,741,970
8.500%, 5Y UKG + 5.143%, 03/27/28 (GBP) (c)	4,580,000	6,614,589
NatWest Group PLC
4.500%, 5Y UKG + 3.992%, 03/31/28 (GBP) (c)	6,600,000	8,562,439
PNC Financial Services Group, Inc.
5.068%, SOFR + 1.933%, 01/24/34 (c)	1,810,000	1,819,008
State Street Corp.
6.700%, 5Y H15 + 2.613%, 03/15/29 (a) (c)	1,090,000	1,138,278
Toronto-Dominion Bank
8.125%, 5Y H15 + 4.075%, 10/31/82 (c)	2,812,000	2,936,872
Truist Financial Corp.
5.867%, SOFR + 2.361%, 06/08/34 (a) (c)	1,730,000	1,807,314
UBS Group AG
7.000%, 5Y USD SOFR ICE Swap + 3.077%, 02/10/30 (144A) (a) (c)	2,890,000	2,874,918
7.125%, 5Y USD SOFR ICE Swap + 3.179%, 08/10/34 (144A) (a) (c)	3,000,000	2,987,668
7.750%, 5Y USD SOFR ICE Swap + 4.160%, 04/12/31 (144A) (a) (c)	2,500,000	2,631,907
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (c)	4,090,000	4,464,129
		71,507,687
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.250%, 04/01/29 (144A) (a)	990,000	996,901
Building Materials — 0.5%
Builders FirstSource, Inc.
4.250%, 02/01/32 (144A) (a)	2,184,000	2,023,388
JH North America Holdings, Inc.
5.875%, 01/31/31 (144A)	1,020,000	1,028,907
6.125%, 07/31/32 (144A) (a)	1,670,000	1,697,729
Quikrete Holdings, Inc.
6.375%, 03/01/32 (144A)	4,720,000	4,853,670
		9,603,694
See accompanying notes to financial statements.
BHFTII-367

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Chemicals — 0.4%
Minerals Technologies, Inc.
5.000%, 07/01/28 (144A) (a)	1,690,000	$1,662,301
OCP SA
6.750%, 05/02/34 (144A)	5,100,000	5,282,534
		6,944,835
Commercial Services — 1.9%
Boost Newco Borrower LLC
7.500%, 01/15/31 (144A)	1,020,000	1,082,745
Carriage Services, Inc.
4.250%, 05/15/29 (144A) (a)	2,320,000	2,192,114
CoreCivic, Inc.
4.750%, 10/15/27	8,126,000	7,972,245
8.250%, 04/15/29 (a)	1,150,000	1,219,293
EquipmentShare.com, Inc.
8.000%, 03/15/33 (144A) (a)	610,000	639,033
8.625%, 05/15/32 (144A) (a)	3,330,000	3,538,757
GEO Group, Inc.
10.250%, 04/15/31	3,500,000	3,838,653
Herc Holdings, Inc.
7.000%, 06/15/30 (144A) (a)	2,030,000	2,120,045
7.250%, 06/15/33 (144A) (a)	680,000	712,505
Metropolitan Museum of Art
3.400%, 07/01/45	2,025,000	1,514,751
RR Donnelley & Sons Co.
9.500%, 08/01/29 (144A) (a)	4,030,000	4,030,000
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.500%, 05/15/33 (144A) (EUR)	810,000	986,972
6.750%, 08/15/32 (144A) (a)	2,030,000	2,108,295
United Rentals North America, Inc.
6.000%, 12/15/29 (144A) (a)	3,260,000	3,338,827
Vortex Opco LLC
8.000%, 04/30/30 (144A)	2,837,802	439,859
		35,734,094
Computers — 0.0%
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct
13.000%, 10.000% PIK, 12/15/30 (144A) (b)	251,220	302,720
Distribution/Wholesale — 0.0%
American News Co. LLC
8.500%, 10.000% PIK, 09/01/26 (144A) † (a) (b)	4	4
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.950%, 5Y H15 + 2.720%, 03/10/55 (a) (c)	3,060,000	3,179,920
B3 SA - Brasil Bolsa Balcao
4.125%, 09/20/31 (144A)	3,800,000	3,485,592
Burford Capital Global Finance LLC
9.250%, 07/01/31 (144A)	2,830,000	2,978,459
Jane Street Group/JSG Finance, Inc.
6.125%, 11/01/32 (144A) (a)	1,890,000	1,908,042
6.750%, 05/01/33 (144A) (a)	1,580,000	1,624,566
7.125%, 04/30/31 (144A) (a)	2,369,000	2,492,560
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
LPL Holdings, Inc.
4.000%, 03/15/29 (144A) (a)	2,610,000	$2,535,429
Mcclatchy Media Co. LLC
11.000%, 12.500% PIK, 12/01/31 (144A) † (b)	29,985,060	32,308,902
Midcap Financial Issuer Trust
6.500%, 05/01/28 (144A)	2,165,000	2,144,538
Rocket Cos., Inc.
6.125%, 08/01/30 (144A)	2,480,000	2,527,194
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.625%, 03/01/29 (144A) (a)	4,370,000	4,152,635
Stonex Escrow Issuer LLC
6.875%, 07/15/32 (144A)	1,600,000	1,616,093
VFH Parent LLC/Valor Co-Issuer, Inc.
7.500%, 06/15/31 (144A) (a)	850,000	891,989
		61,845,919
Electric — 1.7%
AES Andes SA
6.250%, 03/14/32 (144A)	1,000,000	1,019,761
Alpha Generation LLC
6.750%, 10/15/32 (144A) (a)	1,930,000	1,989,531
Edison International
5.375%, 5Y H15 + 4.698%, 03/09/26 (a) (c)	3,501,000	3,296,267
FirstEnergy Corp.
2.650%, 03/01/30 (a)	1,000,000	918,180
Lightning Power LLC
7.250%, 08/15/32 (144A)	7,985,000	8,403,819
NRG Energy, Inc.
6.250%, 11/01/34 (144A) (a)	2,170,000	2,210,900
Pampa Energia SA
7.875%, 12/16/34 (144A)	950,000	947,730
7.950%, 09/10/31 (144A)	2,410,000	2,449,664
Panoche Energy Center LLC
6.885%, 07/31/29 (144A)	320,201	286,580
Southern California Edison Co.
3.900%, 03/15/43	827,000	609,575
TransAlta Corp.
6.500%, 03/15/40 (a)	3,619,000	3,491,089
7.750%, 11/15/29 (a)	1,320,000	1,386,734
Vistra Operations Co. LLC
6.875%, 04/15/32 (144A) (a)	4,870,000	5,091,497
		32,101,327
Energy-Alternate Sources — 0.0%
Alta Wind Holdings LLC
7.000%, 06/30/35 (144A)	740,121	709,129
Sunnova Energy Corp.
5.875%, 09/01/26 (144A) † (d)	1,780,000	35,600
		744,729
Engineering & Construction — 1.2%
Gatwick Airport Finance PLC
4.375%, 04/07/26 (GBP)	5,030,000	6,852,562
Railworks Holdings LP/Railworks Rally, Inc.
8.250%, 11/15/28 (144A)	3,230,000	3,302,675
See accompanying notes to financial statements.
BHFTII-368

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Engineering & Construction—(Continued)
TopBuild Corp.
3.625%, 03/15/29 (144A) (a)	2,000,000	$1,891,965
4.125%, 02/15/32 (144A) (a)	90,000	83,456
Tutor Perini Corp.
11.875%, 04/30/29 (144A)	8,802,000	9,908,579
		22,039,237
Entertainment — 0.8%
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500%, 02/15/28 (144A)	3,590,000	1,346,250
AMC Entertainment Holdings, Inc.
7.500%, 02/15/29 (144A)	2,390,000	1,884,037
Caesars Entertainment, Inc.
6.500%, 02/15/32 (144A)	200,000	205,223
7.000%, 02/15/30 (144A)	2,090,000	2,164,367
Flutter Treasury DAC
5.875%, 06/04/31 (144A)	3,680,000	3,707,600
Warnermedia Holdings, Inc.
4.279%, 03/15/32	3,136,000	2,638,160
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.125%, 02/15/31 (144A) (a)	2,970,000	3,167,389
		15,113,026
Environmental Control — 0.5%
Clean Harbors, Inc.
5.125%, 07/15/29 (144A) (a)	2,098,000	2,072,621
GFL Environmental, Inc.
4.000%, 08/01/28 (144A) (a)	2,120,000	2,056,242
6.750%, 01/15/31 (144A)	2,010,000	2,103,310
Wrangler Holdco Corp.
6.625%, 04/01/32 (144A) (a)	3,180,000	3,310,574
		9,542,747
Food — 0.3%
Co-Operative Group Holdings Ltd.
7.500%, 07/08/26 (GBP) (e)	2,410,000	3,335,331
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, 03/01/29 (144A) (a)	1,360,000	1,284,076
		4,619,407
Food Service — 0.3%
TKC Holdings, Inc.
6.875%, 05/15/28 (144A)	4,120,000	4,094,552
10.500%, 05/15/29 (144A)	2,120,000	2,178,368
		6,272,920
Forest Products & Paper — 0.2%
Suzano Austria GmbH
3.125%, 01/15/32 (a)	2,190,000	1,929,977
5.750%, 07/14/26	1,000,000	1,006,076
		2,936,053
Security Description	Principal Amount*	Value
Gas — 0.2%
Venture Global Plaquemines LNG LLC
6.750%, 01/15/36	1,970,000	$1,970,000
7.500%, 05/01/33 (144A)	1,390,000	1,488,444
7.750%, 05/01/35 (144A) (a)	695,000	752,283
		4,210,727
Healthcare-Products — 0.6%
Medline Borrower LP
5.250%, 10/01/29 (144A) (a)	3,070,000	3,046,069
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250%, 04/01/29 (144A) (a)	2,300,000	2,362,753
Sotera Health Holdings LLC
7.375%, 06/01/31 (144A) (a)	5,020,000	5,223,024
		10,631,846
Healthcare-Services — 1.2%
Akumin, Inc.
9.000%, 10.000% PIK, 08/01/27 (144A) (b)	4,802,000	4,525,885
CHS/Community Health Systems, Inc.
5.250%, 05/15/30 (144A) (a)	810,000	718,265
6.125%, 04/01/30 (144A)	880,000	650,726
6.875%, 04/15/29 (144A) (a)	5,290,000	4,217,982
10.875%, 01/15/32 (144A) (a)	5,300,000	5,617,295
LifePoint Health, Inc.
9.875%, 08/15/30 (144A) (a)	4,800,000	5,192,194
U.S. Renal Care, Inc.
10.625%, 06/28/28 (144A)	1,375,850	1,171,192
		22,093,539
Holding Companies-Diversified — 0.1%
Stena International SA
7.250%, 01/15/31 (144A)	1,866,000	1,871,781
Home Builders — 0.1%
Empire Communities Corp.
9.750%, 05/01/29 (144A) (a)	1,950,000	1,994,161
Housewares — 0.1%
Newell Brands, Inc.
8.500%, 06/01/28 (144A) (a)	1,000,000	1,050,211
Insurance — 0.3%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875%, 11/01/29 (144A) (a)	740,000	756,953
Massachusetts Mutual Life Insurance Co.
4.900%, 04/01/77 (144A) (a)	5,795,000	4,766,069
		5,523,022
Internet — 0.3%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.000%, 05/01/28 (144A) (a)	2,020,000	1,927,628
Gen Digital, Inc.
6.250%, 04/01/33 (144A) (a)	2,880,000	2,957,305
See accompanying notes to financial statements.
BHFTII-369

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Internet—(Continued)
Getty Images, Inc.
11.250%, 02/21/30 (144A)	1,140,000	$1,131,450
		6,016,383
IT Services — 0.2%
Vertiv Group Corp.
4.125%, 11/15/28 (144A) (a)	3,380,000	3,295,451
Leisure Time — 1.7%
Carnival Corp.
6.125%, 02/15/33 (144A) (a)	4,900,000	5,013,445
NCL Corp. Ltd.
6.750%, 02/01/32 (144A) (a)	4,110,000	4,198,893
8.125%, 01/15/29 (144A) (a)	4,450,000	4,691,105
Royal Caribbean Cruises Ltd.
5.625%, 09/30/31 (144A) (a)	1,020,000	1,026,231
6.000%, 02/01/33 (144A)	2,980,000	3,037,446
6.250%, 03/15/32 (144A)	4,990,000	5,129,121
Viking Cruises Ltd.
7.000%, 02/15/29 (144A)	110,000	110,965
9.125%, 07/15/31 (144A) (a)	5,680,000	6,117,366
VOC Escrow Ltd.
5.000%, 02/15/28 (144A) (a)	2,490,000	2,477,422
		31,801,994
Lodging — 0.7%
Full House Resorts, Inc.
8.250%, 02/15/28 (144A) (a)	7,715,000	7,496,466
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32 (144A) (a)	220,000	199,289
Melco Resorts Finance Ltd.
5.375%, 12/04/29 (144A)	600,000	560,647
7.625%, 04/17/32 (144A) (a)	2,540,000	2,565,446
Sands China Ltd.
2.300%, 03/08/27	200,000	191,884
2.850%, 03/08/29 (a)	1,240,000	1,140,148
3.250%, 08/08/31 (a)	470,000	414,707
5.400%, 08/08/28 (a)	1,020,000	1,027,606
		13,596,193
Machinery-Diversified — 0.4%
Esab Corp.
6.250%, 04/15/29 (144A) (a)	940,000	962,429
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A) (a)	5,885,000	5,880,874
		6,843,303
Media — 2.4%
AMC Networks, Inc.
4.250%, 02/15/29 (a)	1,349,000	1,080,697
10.250%, 01/15/29 (144A)	1,080,000	1,119,652
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A) (a)	4,630,000	4,325,223
Charter Communications Operating LLC/Charter Communications Operating Capital
5.375%, 04/01/38 (a)	1,130,000	1,064,962
Security Description	Principal Amount*	Value
Media—(Continued)
CSC Holdings LLC
5.375%, 02/01/28 (144A) (a)	3,260,000	$2,984,713
11.750%, 01/31/29 (144A) (a)	16,830,000	16,007,952
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
10.000%, 02/15/31 (144A)	1,970,000	1,912,522
DISH DBS Corp.
5.250%, 12/01/26 (144A)	140,000	127,050
5.750%, 12/01/28 (144A)	2,570,000	2,224,656
DISH Network Corp.
11.750%, 11/15/27 (144A)	4,260,000	4,391,319
Gray Media, Inc.
7.000%, 05/15/27 (144A) (a)	2,290,000	2,288,974
Grupo Televisa SAB
5.000%, 05/13/45 (a)	2,690,000	1,928,960
iHeartCommunications, Inc.
9.125%, 05/01/29 (144A) (a)	855,000	702,169
Time Warner Cable LLC
5.875%, 11/15/40 (a)	1,702,000	1,634,026
6.750%, 06/15/39 (a)	1,970,000	2,042,083
Virgin Media Finance PLC
5.000%, 07/15/30 (144A) (a)	1,080,000	986,959
		44,821,917
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.
5.000%, 09/30/27 (144A)	2,273,000	2,255,047
Park-Ohio Industries, Inc.
6.625%, 04/15/27	2,390,000	2,334,163
		4,589,210
Mining — 1.4%
ACN 113 874 712 Pty. Ltd.
13.250%, 02/15/18 (144A) † (d) (f) (g)	931,574	0
Capstone Copper Corp.
6.750%, 03/31/33 (144A) (a)	1,370,000	1,402,824
First Quantum Minerals Ltd.
8.000%, 03/01/33 (144A) (a)	4,040,000	4,143,787
8.625%, 06/01/31 (144A) (a)	2,980,000	3,091,741
9.375%, 03/01/29 (144A) (a)	4,500,000	4,776,062
Freeport Minerals Corp.
7.125%, 11/01/27	4,240,000	4,412,530
Freeport-McMoRan, Inc.
5.450%, 03/15/43 (a)	5,181,000	4,896,126
Hudbay Minerals, Inc.
6.125%, 04/01/29 (144A) (a)	2,014,000	2,045,614
Northwest Acquisitions ULC/Dominion Finco, Inc.
7.125%, 11/01/22 (144A) † (d)	8,475,000	85
Teck Resources Ltd.
6.000%, 08/15/40	1,774,000	1,760,091
		26,528,860
Miscellaneous Manufacturing — 0.2%
Axon Enterprise, Inc.
6.125%, 03/15/30 (144A) (a)	1,990,000	2,046,436
See accompanying notes to financial statements.
BHFTII-370

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Miscellaneous Manufacturing—(Continued)
Axon Enterprise, Inc.
6.250%, 03/15/33 (144A)	970,000	$998,772
		3,045,208
Multi-National — 1.1%
Inter-American Development Bank
7.350%, 10/06/30 (INR)	1,730,000,000	20,817,387
Oil & Gas — 5.2%
Chord Energy Corp.
6.750%, 03/15/33 (144A) (a)	2,510,000	2,564,274
Crescent Energy Finance LLC
7.375%, 01/15/33 (144A) (a)	2,170,000	2,074,098
7.625%, 04/01/32 (144A) (a)	1,700,000	1,659,880
8.375%, 01/15/34 (144A)	2,470,000	2,471,542
9.250%, 02/15/28 (144A)	290,000	302,286
Devon Energy Corp.
5.600%, 07/15/41 (a)	4,300,000	3,977,626
Ecopetrol SA
8.375%, 01/19/36	5,570,000	5,374,306
EQT Corp.
7.500%, 06/01/27 (144A)	1,660,000	1,690,202
Expand Energy Corp.
4.750%, 02/01/32 (a)	5,550,000	5,396,742
KazMunayGas National Co. JSC
5.375%, 04/24/30 (144A)	300,000	302,076
6.375%, 10/24/48 (144A)	1,060,000	979,137
Noble Finance II LLC
8.000%, 04/15/30 (144A)	2,150,000	2,189,179
Northern Oil & Gas, Inc.
8.125%, 03/01/28 (144A) (a)	5,170,000	5,215,941
Occidental Petroleum Corp.
4.400%, 08/15/49	1,630,000	1,115,710
6.450%, 09/15/36	1,472,000	1,506,036
7.150%, 05/15/28	6,482,000	6,770,644
7.950%, 06/15/39 (a)	8,859,000	9,941,003
Pan American Energy LLC
8.500%, 04/30/32 (144A)	3,330,000	3,580,283
Permian Resources Operating LLC
5.875%, 07/01/29 (144A) (a)	1,310,000	1,315,076
6.250%, 02/01/33 (144A) (a)	680,000	686,310
7.000%, 01/15/32 (144A) (a)	6,840,000	7,090,905
8.000%, 04/15/27 (144A)	700,000	715,680
9.875%, 07/15/31 (144A)	1,895,000	2,075,785
Petrobras Global Finance BV
5.750%, 02/01/29	700,000	712,294
6.850%, 06/05/2115 (a)	6,170,000	5,490,547
Puma International Financing SA
7.750%, 04/25/29 (144A)	3,680,000	3,781,200
Range Resources Corp.
4.750%, 02/15/30 (144A)	2,820,000	2,743,053
8.250%, 01/15/29 (a)	4,610,000	4,746,276
Shelf Drilling Holdings Ltd.
9.625%, 04/15/29 (144A) (a)	4,008,000	3,211,137
Vermilion Energy, Inc.
7.250%, 02/15/33 (144A) (a)	3,930,000	3,687,686
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
YPF SA
6.950%, 07/21/27 (144A)	3,160,000	$3,134,652
		96,501,566
Packaging & Containers — 0.3%
ARD Finance SA
6.500%, 7.250% PIK, 06/30/27 (144A) (b)	2,018,770	85,798
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.000%, 06/15/27 (144A)	3,060,000	3,069,400
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250%, 08/15/27 (144A) (a)	3,680,000	1,641,022
5.250%, 08/15/27 (144A)	650,000	289,855
		5,086,075
Pharmaceuticals — 0.9%
1261229 BC Ltd.
10.000%, 04/15/32 (144A) (a)	5,120,000	5,164,902
Bausch Health Cos., Inc.
6.250%, 02/15/29 (144A)	580,000	407,450
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/46 (a)	7,590,000	5,458,360
4.750%, 05/09/27 (a)	205,000	204,641
5.125%, 05/09/29 (a)	360,000	362,074
6.000%, 12/01/32 (a)	1,720,000	1,756,500
Teva Pharmaceutical Finance Netherlands IV BV
5.750%, 12/01/30	3,070,000	3,125,061
		16,478,988
Pipelines — 3.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.250%, 07/15/32 (144A) (a)	2,930,000	3,104,795
El Paso Natural Gas Co. LLC
8.375%, 06/15/32 (a)	190,000	222,897
Energy Transfer LP
5.350%, 05/15/45	5,000,000	4,503,064
6.250%, 04/15/49	550,000	542,506
Enterprise Products Operating LLC
5.375%, 3M TSFR + 2.832%, 02/15/78 (a) (c)	11,670,000	11,478,607
Galaxy Pipeline Assets Bidco Ltd.
1.750%, 09/30/27	743,164	717,199
Howard Midstream Energy Partners LLC
7.375%, 07/15/32 (144A) (a)	2,070,000	2,177,015
8.875%, 07/15/28 (144A) (a)	1,810,000	1,900,213
Plains All American Pipeline LP
8.698%, 3M TSFR + 4.372%, 07/30/25 (c)	4,228,000	4,236,938
Rockies Express Pipeline LLC
6.750%, 03/15/33 (144A) (a)	1,680,000	1,753,364
7.500%, 07/15/38 (144A)	1,200,000	1,217,276
Southern Natural Gas Co. LLC
8.000%, 03/01/32	25,000	28,319
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, 12/31/30 (144A) (a)	1,030,000	1,010,653
Venture Global Calcasieu Pass LLC
3.875%, 11/01/33 (144A)	2,200,000	1,923,854
4.125%, 08/15/31 (144A) (a)	2,450,000	2,267,701
See accompanying notes to financial statements.
BHFTII-371

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Venture Global Calcasieu Pass LLC
6.250%, 01/15/30 (144A) (a)	6,060,000	$6,250,132
Venture Global LNG, Inc.
9.500%, 02/01/29 (144A) (a)	9,140,000	9,956,915
9.875%, 02/01/32 (144A) (a)	4,550,000	4,913,832
Western Midstream Operating LP
5.300%, 03/01/48	3,460,000	2,887,389
5.450%, 04/01/44	9,160,000	7,984,922
		69,077,591
Real Estate — 0.2%
Country Garden Holdings Co. Ltd.
8.000%, 01/27/24 (d)	1,110,000	81,674
Cushman & Wakefield U.S. Borrower LLC
6.750%, 05/15/28 (144A) (a)	2,229,000	2,248,038
Five Point Operating Co. LP/Five Point Capital Corp.
10.500%, 01/15/28 (144A) (a) (e)	2,025,049	2,060,206
		4,389,918
Real Estate Investment Trusts — 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.000%, 07/15/31 (144A) (a)	1,940,000	2,028,639
MPT Operating Partnership LP/MPT Finance Corp.
5.000%, 10/15/27 (a)	6,913,000	6,385,455
8.500%, 02/15/32 (144A) (a)	2,040,000	2,134,974
Service Properties Trust
5.500%, 12/15/27 (a)	1,466,000	1,452,510
Starwood Property Trust, Inc.
7.250%, 04/01/29 (144A) (a)	2,190,000	2,303,487
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
10.500%, 02/15/28 (144A) (a)	431,000	456,878
		14,761,943
Retail — 1.5%
FirstCash, Inc.
5.625%, 01/01/30 (144A) (a)	3,060,000	3,051,257
Foot Locker, Inc.
4.000%, 10/01/29 (144A)	2,841,000	2,679,924
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.750%, 01/15/32 (144A) (a)	7,850,000	6,692,125
11.500%, 08/15/29 (144A) (a)	1,590,000	1,555,750
Marks & Spencer PLC
7.125%, 12/01/37 (144A)	1,595,000	1,708,608
Michaels Cos., Inc.
5.250%, 05/01/28 (144A) (a)	1,830,000	1,463,088
PetSmart, Inc./PetSmart Finance Corp.
4.750%, 02/15/28 (144A) (a)	5,250,000	5,119,534
7.750%, 02/15/29 (144A) (a)	1,000,000	971,742
Saks Global Enterprises LLC
11.000%, 12/15/29 (144A) † (a)	3,400,000	1,275,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/31 (144A) (a)	2,210,000	2,090,875
Security Description	Principal Amount*	Value
Retail—(Continued)
Superior Plus LP/Superior General Partner, Inc.
4.500%, 03/15/29 (144A) (a)	2,320,000	$2,231,315
		28,839,218
Semiconductors — 0.1%
Intel Corp.
5.700%, 02/10/53	980,000	912,026
Software — 0.3%
Citrix Systems, Inc.
4.500%, 12/01/27	1,335,000	1,233,540
Cloud Software Group, Inc.
8.250%, 06/30/32 (144A) (a)	2,960,000	3,150,118
CoreWeave, Inc.
9.250%, 06/01/30 (144A) (a)	1,120,000	1,145,013
Rackspace Finance LLC
3.500%, 05/15/28 (144A)	912,600	366,859
		5,895,530
Telecommunications — 2.0%
Altice Financing SA
5.750%, 08/15/29 (144A)	8,730,000	6,374,476
Altice France Holding SA
10.500%, 05/15/27 (144A) (d)	6,360,000	2,210,100
Altice France SA
5.125%, 07/15/29 (144A) (a)	950,000	785,199
5.500%, 10/15/29 (144A)	3,420,000	2,834,889
CommScope LLC
9.500%, 12/15/31 (144A) (a)	5,770,000	6,042,416
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A) (a)	2,100,000	2,110,769
EchoStar Corp.
10.750%, 11/30/29	7,266,400	7,484,392
Hughes Satellite Systems Corp.
5.250%, 08/01/26	945,000	841,111
Level 3 Financing, Inc.
6.875%, 06/30/33 (144A)	1,990,000	2,024,871
Millicom International Cellular SA
4.500%, 04/27/31 (144A) (a)	3,930,000	3,589,527
6.250%, 03/25/29 (144A) (a)	1,215,000	1,217,747
Viasat, Inc.
5.625%, 04/15/27 (144A) (a)	2,180,000	2,171,450
		37,686,947
Transportation — 0.4%
Carriage Purchaser, Inc.
7.875%, 10/15/29 (144A)	5,673,000	5,040,730
XPO, Inc.
6.250%, 06/01/28 (144A) (a)	2,556,000	2,594,166
		7,634,896
Total Corporate Bonds & Notes (Cost $856,290,233)		835,105,212

See accompanying notes to financial statements.
BHFTII-372

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—14.7%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations — 5.5%
Angel Oak Mortgage Trust
4.128%, 01/25/67 (144A) (c)	3,291,055	$3,054,526
Banc of America Funding Corp.
3.628%, 02/27/37 (144A) (c)	14,043,646	12,153,209
Banc of America Funding Trust
3.575%, 1M TSFR + 0.279%, 09/29/36 (144A) (c)	8,829,069	7,388,751
Banc of America Mortgage Trust
5.625%, 09/25/35 (c)	16,987	14,950
BCAP LLC Trust
4.250%, 05/26/47 (144A) (c)	2,372,388	2,127,394
Bear Stearns Asset-Backed Securities I Trust
17.039%, -4.33x 1M TSFR + 35.754%, 07/25/36 (c)	143,130	170,876
BRAVO Residential Funding Trust
6.435%, 05/25/63 (144A) (e)	2,988,681	3,003,883
7.103%, 10/25/63 (144A) (e)	2,684,400	2,716,541
CIM Trust
5.000%, 05/25/62 (144A) (c)	1,079,087	1,080,987
Citigroup Mortgage Loan Trust, Inc.
6.170%, 09/25/62 (144A) (e)	3,719,535	3,716,468
COLT Mortgage Loan Trust
6.303%, 07/25/69 (144A) (e)	3,610,380	3,636,296
6.586%, 02/25/69 (144A) (c)	1,580,000	1,590,985
CoreVest American Finance Ltd.
7.553%, 12/28/30 (144A) (e)	4,010,000	4,044,006
Countrywide Alternative Loan Trust
5.750%, 01/25/37	1,321,667	623,112
6.000%, 01/25/37	998,635	590,266
10.865%, -4x 1M TSFR + 28.142%, 07/25/36 (c)	1,366,913	1,215,117
Countrywide Alternative Loan Trust Resecuritization
3.931%, 08/25/37 (c)	1,847,683	813,627
GreenPoint MTA Trust
4.874%, 1M TSFR + 0.554%, 06/25/45 (c)	281,464	256,518
GSMPS Mortgage Loan Trust
4.834%, 1M TSFR + 0.514%, 04/25/36 (144A) (c)	594,320	511,901
HarborView Mortgage Loan Trust
6.434%, 1M TSFR + 2.114%, 10/25/37 (c)	454,673	420,234
IndyMac INDX Mortgage Loan Trust
5.154%, 1M TSFR + 0.834%, 01/25/35 (c)	471,082	359,680
Legacy Mortgage Asset Trust
7.844%, 10/25/66 (144A) (e)	3,063,672	3,063,152
Lehman XS Trust
4.834%, 1M TSFR + 0.514%, 08/25/46 (c)	611,157	586,784
LHOME Mortgage Trust
7.017%, 01/25/29 (144A) (e)	4,360,000	4,396,279
MASTR Seasoned Securitization Trust
5.996%, 10/25/32 (c)	14,093	14,096
Merrill Lynch Mortgage Investors Trust
5.926%, 08/25/33 (c)	104,913	97,082
MFA Trust
6.784%, 12/25/68 (144A) (e)	2,228,418	2,246,846
New Residential Mortgage Loan Trust
3.500%, 12/25/57 (144A) (c)	2,860,000	2,447,905
3.500%, 12/25/58 (144A) (c)	1,968,359	1,840,523
3.750%, 11/25/58 (144A) (c)	1,690,700	1,629,565
3.992%, 04/25/62 (144A) (c)	3,709,162	3,379,585
4.250%, 09/25/56 (144A) (c)	3,903,998	3,813,528
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
NYMT Loan Trust
7.154%, 02/25/29 (144A) (e)	2,650,000	$2,665,059
OBX Trust
5.949%, 02/25/63 (144A) (e)	739,538	740,304
PRKCM Trust
7.304%, 02/25/58 (144A) (e)	3,339,945	3,347,156
RALI Trust
6.104%, 11/25/37 (c)	1,633,565	1,367,608
Reperforming Loan Trust REMICS
1.739%, 03/25/35 (144A) (c) (h)	1,200,519	58,300
Sequoia Mortgage Trust
3.726%, 07/25/45 (144A) (c)	2,775	2,710
5.369%, 6M TSFR + 1.108%, 06/20/33 (c)	15,345	15,015
Structured Adjustable Rate Mortgage Loan Trust
5.939%, 1M TSFR + 1.614%, 09/25/37 (c)	1,065,584	998,822
Structured Asset Mortgage Investments II Trust
4.994%, 1M TSFR + 0.674%, 02/25/36 (c)	1,011,904	843,973
Towd Point Mortgage Trust
3.659%, 06/25/57 (144A) (c)	2,900,000	2,423,583
6.684%, 1M TSFR + 2.364%, 05/25/58 (144A) (c)	1,220,000	1,229,431
Verus Securitization Trust
4.910%, 06/25/67 (144A) (e)	2,494,497	2,465,407
6.118%, 01/25/69 (144A) (e)	3,217,211	3,226,566
6.845%, 04/25/69 (144A) (e)	2,918,883	2,957,288
6.968%, 12/25/68 (144A) (e)	1,609,696	1,629,429
WaMu Mortgage Pass-Through Certificates Trust
4.974%, 1M TSFR + 0.654%, 12/25/45 (c)	110,386	111,206
5.001%, 09/25/36 (c)	203,822	187,450
5.197%, 12M MTA + 0.798%, 03/25/47 (c)	538,348	497,505
5.394%, 1M TSFR + 1.074%, 12/25/45 (c)	4,228,941	3,832,954
6.172%, 08/25/33 (c)	340,065	330,903
		101,935,341
Commercial Mortgage-Backed Securities — 9.2%
280 Park Avenue Mortgage Trust
6.149%, 1M TSFR + 1.836%, 09/15/34 (144A) (c)	1,640,000	1,594,900
ARES Commercial Mortgage Trust
5.755%, 1M TSFR + 1.443%, 10/15/34 (144A) (c)	2,360,000	2,362,208
Bank
4.000%, 11/15/32 (144A) (c)	4,930,000	3,617,555
4.000%, 02/15/56 (144A)	3,400,000	2,581,361
5.053%, 10/15/57	5,240,000	5,265,455
Bank of America Merrill Lynch Commercial Mortgage Trust
3.250%, 02/15/50 (144A)	2,250,000	2,006,273
Bank5
5.000%, 12/15/57 (c)	3,200,000	2,504,887
Benchmark Mortgage Trust
3.666%, 01/15/51 (c)	1,210,000	1,183,422
6.363%, 07/15/56 (c)	1,120,000	1,173,883
BFLD Commercial Mortgage Trust
7.003%, 1M TSFR + 2.691%, 11/15/41 (144A) (c)	3,180,000	3,183,975
7.951%, 1M TSFR + 3.640%, 11/15/41 (144A) (c)	3,180,000	3,176,659
BHMS Mortgage Trust
5.859%, 1M TSFR + 1.547%, 07/15/35 (144A) (c)	5,350,000	5,347,204
BOCA Commercial Mortgage Trust
8.749%, 1M TSFR + 4.437%, 08/15/41 (144A) (c)	3,670,000	3,681,910
See accompanying notes to financial statements.
BHFTII-373

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BWAY Mortgage Trust
4.058%, 03/10/33 (144A) (c)	3,200,000	$2,770,939
BX Commercial Mortgage Trust
3.667%, 03/11/44 (144A) (c)	9,066,697	8,162,277
6.508%, 1M TSFR + 2.196%, 04/15/34 (144A) (c)	7,780,000	7,595,225
7.970%, 08/13/41 (144A) (c)	3,110,000	3,086,470
8.000%, 1M TSFR + 3.688%, 05/15/34 (144A) (c)	4,086,206	4,081,098
8.002%, 1M TSFR + 3.690%, 04/15/40 (144A) (c)	5,350,000	5,307,157
BX Trust
7.002%, 1M TSFR + 2.690%, 04/15/41 (144A) (c)	4,582,271	4,589,431
Citigroup Commercial Mortgage Trust
3.110%, 04/10/48 (144A)	1,750,000	1,224,650
3.225%, 09/15/48 (144A)	2,000,000	1,916,126
6.015%, 10/12/40 (144A) (c)	1,120,000	1,156,763
CSMC Trust
3.160%, 12/15/41 (144A)	5,560,000	5,153,559
8.794%, PRIME + 1.294%, 07/15/32 (144A) (c)	700,000	692,658
11.794%, PRIME + 4.294%, 07/15/32 (144A) (c)	6,685,000	6,454,001
Dwight Issuer LLC
5.962%, 1M TSFR + 1.662%, 09/18/42 (144A) (c)	4,800,000	4,791,000
Extended Stay America Trust
8.127%, 1M TSFR + 3.814%, 07/15/38 (144A) (c)	3,525,261	3,525,261
Greystone CRE Notes
9.644%, 1M TSFR + 5.333%, 03/15/41 (144A) (c)	2,180,000	2,161,389
GS Mortgage Securities Corp. II
9.263%, 03/10/41 (144A) (c)	5,880,000	6,135,998
GS Mortgage Securities Trust
3.384%, 05/10/50	6,500,000	4,712,565
HIH Trust
9.749%, 1M TSFR + 5.437%, 10/15/41 (144A) (c)	4,236,591	4,205,356
HIT Trust
13.434%, 1M TSFR + 9.122%, 07/15/39 (144A) (c)	2,704,220	2,722,309
JP Morgan Chase Commercial Mortgage Securities Trust
4.878%, 01/15/49 (c)	568,000	537,226
8.842%, 1M TSFR + 4.529%, 11/15/38 (144A) (c)	3,760,000	3,675,432
KIND Trust
6.730%, 1M TSFR + 2.414%, 08/15/38 (144A) (c)	1,309,248	1,301,131
7.680%, 1M TSFR + 3.364%, 08/15/38 (144A) (c)	2,687,926	2,659,420
MF1 Trust
5.856%, 1M TSFR + 1.541%, 11/18/39 (144A) (c)	4,910,000	4,919,215
MHC Trust
6.377%, 1M TSFR + 2.064%, 05/15/38 (144A) (c)	4,496,000	4,496,000
MIC Trust
8.732%, 12/05/38 (144A) (c)	1,080,000	1,177,672
Morgan Stanley Capital I Trust
4.727%, 12/15/48 (c)	1,940,000	1,755,137
5.875%, 1M TSFR + 1.563%, 12/15/38 (144A) (c)	5,350,000	4,976,453
MSWF Commercial Mortgage Trust
5.472%, 05/15/56	2,210,000	2,273,548
7.252%, 12/15/56 (c)	2,260,000	2,343,585
Multifamily Trust
12.498%, 04/25/46 (144A) (c)	2,079,691	2,062,548
One Market Plaza Trust
3.845%, 02/10/32 (144A)	1,250,000	1,163,078
RIDE
6.972%, 02/14/47 (144A) (c)	3,030,000	3,083,899
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
SMR Mortgage Trust
10.312%, 1M TSFR + 6.000%, 02/15/39 (144A) (c)	3,543,671	$3,474,564
SMRT Commercial Mortgage Trust
6.262%, 1M TSFR + 1.950%, 01/15/39 (144A) (c)	2,290,000	2,258,513
7.662%, 1M TSFR + 3.350%, 01/15/39 (144A) (c)	5,070,000	4,933,335
SWCH Commercial Mortgage Trust
7.652%, 1M TSFR + 3.340%, 02/15/42 (144A) (c)	4,860,000	4,811,400
UBS Commercial Mortgage Trust
3.418%, 12/15/50	900,181	876,997
WB Commercial Mortgage Trust
8.278%, 03/15/40 (144A) (c)	1,100,000	1,112,941
		172,016,018
Total Non-Agency Mortgage-Backed Securities (Cost $270,883,668)		273,951,359

Floating Rate Loans (i)—13.1%
Advertising — 0.1%
CB Poly U.S. Holdings, Inc.
Term Loan B, 9.796%, 3M TSFR + 5.500%, 05/18/29	2,984,654	2,611,573
Airlines — 0.2%
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 8.022%, 3M TSFR + 3.750%, 10/20/27	3,563,636	3,589,993
Apparel — 0.2%
ABG Intermediate Holdings 2 LLC
2025 Delayed Draw Term Loan, 6.577%, 1M TSFR + 2.250%, 02/13/32	2,908,328	2,907,237
Auto Parts & Equipment — 0.3%
Clarios Global LP
2024 USD Term Loan B, 6.827%, 1M TSFR + 2.500%, 05/06/30	1,981,791	1,976,218
2025 USD Term Loan B, 7.077%, 1M TSFR + 2.750%, 01/28/32	980,000	980,612
First Brands Group LLC
2021 Term Loan, 9.541%, 3M TSFR + 5.000%, 03/30/27	394,846	374,116
2022 Incremental Term Loan, 9.541%, 3M TSFR + 5.000%, 03/30/27	3,352,833	3,177,648
		6,508,594
Beverages — 0.3%
Celsius Holdings, Inc.
Term Loan, 7.548%, 3M TSFR + 3.250%, 04/01/32	2,890,553	2,909,521
Primo Brands Corp.
2025 Term Loan B, 6.546%, 3M TSFR + 2.250%, 03/31/28	1,990,000	1,999,120
		4,908,641
Building Materials — 0.1%
EMRLD Borrower LP
2024 Term Loan B, 6.827%, 1M TSFR + 2.500%, 08/04/31	635,200	634,538
See accompanying notes to financial statements.
BHFTII-374

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Building Materials—(Continued)
EMRLD Borrower LP
Term Loan B, 6.833%, 3M TSFR + 2.500%, 05/31/30	1,987,206	$1,987,207
		2,621,745
Chemicals — 0.2%
A-AP Buyer, Inc.
Term Loan B, 7.077%, 1M TSFR + 2.750%, 09/09/31	1,651,700	1,647,571
Natgasoline LLC
2025 Term Loan B, 9.827%, 1M TSFR + 5.500%, 03/29/30	1,614,844	1,606,769
		3,254,340
Commercial Services — 1.0%
Adtalem Global Education, Inc.
2024 1st Lien Term Loan B, 7.077%, 1M TSFR + 2.750%, 08/12/28	396,418	397,822
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.177%, 1M TSFR + 3.750%, 05/12/28	2,969,152	2,985,574
Boost Newco Borrower LLC
2025 USD Term Loan B, 6.296%, 3M TSFR + 2.000%, 01/31/31	2,517,366	2,523,974
DS Parent, Inc.
Term Loan B, 9.796%, 3M TSFR + 5.500%, 01/31/31	4,781,700	4,315,484
GEO Group, Inc.
2024 Term Loan B, 9.577%, 1M TSFR + 5.250%, 04/13/29	1,523,915	1,532,964
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, 6.320%, 1M TSFR + 2.000%, 10/13/30	2,227,570	2,231,400
Ryan LLC
Term Loan, 7.827%, 1M TSFR + 3.500%, 11/14/30	2,987,658	2,995,127
WW International, Inc.
2021 Term Loan B, 11.121%, 3M TSFR + 6.800%, 09/24/25	1,565,676	1,424,765
		18,407,110
Computers — 0.4%
Nielsen Consumer, Inc.
2025 USD Term Loan, 7.827%, 1M TSFR + 3.500%, 03/06/28	999,944	1,002,444
Twitter, Inc.
2025 Fixed Term Loan, 9.500%, 10/26/29	3,160,000	3,076,260
Term Loan, 10.927%, 1M TSFR + 6.500%, 10/26/29	1,989,796	1,946,683
UST Holdings Ltd.
Term Loan, 7.312%, 1M TSFR + 3.000%, 11/20/28	1,917,069	1,927,852
		7,953,239
Distribution/Wholesale — 0.1%
BCPE Empire Holdings, Inc.
2025 Term Loan B, 7.577%, 1M TSFR + 3.250%, 12/11/30	992,506	987,958
Diversified Financial Services — 1.4%
AqGen Island Holdings, Inc.
2024 Term Loan B, 7.327%, 1M TSFR + 3.000%, 08/02/28	1,410,895	1,414,716
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Blackhawk Network Holdings, Inc.
2025 Term Loan B, 8.327%, 1M TSFR + 4.000%, 03/12/29	1,717,668	$1,729,170
CFC Bidco Ltd.
Term Loan B, 05/30/32 (j)	4,060,000	4,049,850
Citadel Securities LP
2024 First Lien Term Loan, 6.327%, 1M TSFR + 2.000%, 10/31/31	2,887,655	2,898,934
Deerfield Dakota Holding LLC
2021 USD 2nd Lien Term Loan, 11.307%, 3M TSFR + 6.750%, 04/07/28	2,060,000	1,977,600
Focus Financial Partners LLC
2025 Incremental Term Loan B, 7.077%, 1M TSFR + 2.750%, 09/15/31	3,360,759	3,355,957
GC Ferry Acquisition I, Inc.
Delayed Draw Term Loan, 06/04/32 (j)	463,750	455,634
Term Loan, 06/04/32 (j)	2,716,250	2,675,082
Greystone Select Financial LLC
Term Loan B, 9.534%, 3M TSFR + 5.000%, 06/16/28	1,341,848	1,335,139
Jane Street Group LLC
2024 Term Loan B1, 6.333%, 3M TSFR + 2.000%, 12/15/31	4,011,643	4,011,394
VFH Parent LLC
2025 Term Loan B, 6.827%, 1M TSFR + 2.500%, 06/21/31	2,000,000	2,010,000
		25,913,476
Electric — 0.1%
Alpha Generation LLC
Term Loan B, 6.327%, 1M TSFR + 2.500%, 09/30/31	2,233,125	2,235,916
Engineering & Construction — 0.0%
Brown Group Holding LLC
2022 Incremental Term Loan B2, 6.780% - 6.833%, 1M TSFR + 2.500%, 3M TSFR + 2.500%, 07/01/31 (k)	657,835	659,233
Entertainment — 1.1%
Allen Media LLC
2021 Term Loan B, 9.946%, 3M TSFR + 5.500%, 02/10/27	2,617,642	1,680,199
Caesars Entertainment, Inc.
2024 Term Loan B1, 6.577%, 1M TSFR + 2.250%, 02/06/31	1,974,962	1,976,197
Term Loan B, 6.577%, 1M TSFR + 2.250%, 02/06/30	1,446,975	1,448,105
Catawba Nation Gaming Authority
Term Loan B, 9.046%, 3M TSFR + 4.750%, 03/29/32	2,150,000	2,139,250
EOC Borrower LLC
Term Loan B, 7.327%, 1M TSFR + 3.000%, 03/24/32	3,860,000	3,866,435
Flutter Financing BV
2024 Term Loan B, 6.046%, 3M TSFR + 1.750%, 11/30/30	1,992,076	1,986,161
2025 Term Loan B, 6.296%, 3M TSFR + 2.000%, 06/04/32	4,070,000	4,080,175
UFC Holdings LLC
2024 Term Loan B, 6.571%, 3M TSFR + 2.250%, 11/21/31	2,883,309	2,897,186
		20,073,708
See accompanying notes to financial statements.
BHFTII-375

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Environmental Control — 0.5%
Liberty Tire Recycling Holdco LLC
2021 Term Loan, 8.941%, 1M TSFR + 4.500%, 05/05/28	2,888,950	$2,775,198
LRS Holdings LLC
Term Loan B, 8.691%, 1M TSFR + 4.250%, 08/31/28	3,474,207	3,415,579
Madison IAQ LLC
2025 Term Loan B, 7.557%, 3M TSFR + 3.250%, 05/06/32	2,590,000	2,601,331
		8,792,108
Food — 0.1%
8th Avenue Food & Provisions, Inc.
2018 2nd Lien Term Loan, 14.250%, PRIME + 6.750%, 10/01/26	1,452,297	1,450,482
Hand/Machine Tools — 0.4%
Alliance Laundry Systems LLC
2024 Term Loan B, 6.827%, 1M TSFR + 2.500%, 08/19/31	3,854,071	3,864,107
Dynamo Newco II GmbH
USD Term Loan B, 7.798%, 3M TSFR + 3.500%, 09/30/31	2,984,963	2,995,225
		6,859,332
Healthcare-Products — 0.3%
Medline Borrower LP
2024 USD Add-on Term Loan B, 6.577%, 1M TSFR + 2.250%, 10/23/28	3,726,389	3,730,757
Sotera Health Holdings LLC
2024 Term Loan B, 7.546%, 3M TSFR + 3.250%, 05/30/31	2,244,269	2,255,490
		5,986,247
Healthcare-Services — 0.6%
Global Medical Response, Inc.
2024 PIK Term Loan, 9.790%, 3M TSFR + 4.750%, 0.750% PIK, 10/31/28 (b)	1,957,244	1,962,487
Knight Health Holdings LLC
Term Loan B, 9.691%, 1M TSFR + 5.250%, 12/23/28 †	1,391,830	588,048
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 8.006%, 3M TSFR + 3.750%, 05/19/31	2,883,309	2,856,878
2024 Incremental Term Loan B1, 7.820%, 3M TSFR + 3.500%, 05/19/31	1,300,191	1,284,020
MPH Acquisition Holdings LLC
2025 Second Out Term Loan, 9.141%, 3M TSFR + 4.600%, 12/31/30	1,958,506	1,762,655
Phoenix Guarantor, Inc.
2024 Term Loan B, 6.827%, 1M TSFR + 2.500%, 02/21/31	1,128,192	1,132,423
Team Services Group
2024 Term Loan B, 9.530%, 3M TSFR + 5.250%, 12/20/27	875,600	871,769
Term Loan, 9.541%, 3M TSFR + 5.000%, 12/20/27	1,237,080	1,232,441
		11,690,721
Security Description	Principal Amount*	Value

Home Furnishings — 0.1%
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 7.324%, 1M TSFR + 3.000%, 07/31/28	1,317,485	$1,317,014
Insurance — 1.0%
Acrisure LLC
2024 1st Lien Term Loan B6, 7.327%, 1M TSFR + 3.000%, 11/06/30	2,427,654	2,422,090
AmWINS Group, Inc.
2025 Term Loan B, 6.577%, 1M TSFR + 2.250%, 01/30/32	3,844,412	3,850,417
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 7.827%, 1M TSFR + 3.500%, 02/14/31	2,984,887	2,995,814
Asurion LLC
2021 Second Lien Term Loan B4, 9.691%, 1M TSFR + 5.250%, 01/20/29	1,450,000	1,350,313
2021 Term Loan B9, 7.691%, 1M TSFR + 3.250%, 07/31/27	1,887,946	1,887,749
Howden Group Holdings Ltd.
2024 USD Term Loan B, 7.827%, 1M TSFR + 3.500%, 04/18/30	918,850	924,784
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 7.327%, 1M TSFR + 3.000%, 07/31/31	3,267,805	3,282,782
Truist Insurance Holdings LLC
2024 Term Loan B, 7.046%, 3M TSFR + 2.750%, 05/06/31	1,769,758	1,773,076
		18,487,025
Investment Companies — 0.2%
Nexus Buyer LLC
2025 Term Loan B, 7.827%, 1M TSFR + 3.500%, 07/31/31	3,148,350	3,159,502
Leisure Time — 0.0%
Carnival Corp.
2025 Term Loan (2027), 6.312%, 1M TSFR + 2.000%, 08/08/27	342,406	343,048
Lodging — 0.1%
Four Seasons Hotels Ltd.
2024 1st Lien Term Loan B, 6.077%, 1M TSFR + 1.750%, 11/30/29	1,979,695	1,995,161
Machinery-Construction & Mining — 0.1%
Terex Corp.
2024 Term Loan B, 6.327%, 1M TSFR + 2.000%, 10/08/31	1,296,750	1,305,665
Media — 0.3%
Gray Television LLC
2021 Term Loan D, 7.439%, 1M TSFR + 3.000%, 12/01/28	1,978,023	1,922,638
2024 Term Loan F, 9.574%, 1M TSFR + 5.250%, 06/04/29	1,487,350	1,487,118
See accompanying notes to financial statements.
BHFTII-376

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Media—(Continued)
Learfield Communications LLC
2024 Term Loan B, 8.827%, 1M TSFR + 4.500%, 06/30/28	1,985,224	$2,002,182
Univision Communications, Inc.
2024 Term Loan B, 7.941%, 1M TSFR + 3.500%, 01/31/29	603,900	594,275
		6,006,213
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc.
2025 Delayed Draw Term Loan, 7.577%, 1M TSFR + 3.250%, 04/01/32 (l)	68,017	67,829
2025 Term Loan B, 7.577%, 1M TSFR + 3.250%, 04/01/32	3,890,693	3,879,924
		3,947,753
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc.
2025 Term Loan B, 10.561%, 1M TSFR + 6.250%, 10/08/30	1,500,000	1,456,875
Gainwell Acquisition Corp.
Term Loan B, 8.396%, 3M TSFR + 4.000%, 10/01/27	1,555,927	1,497,580
		2,954,455
Real Estate Investment Trusts — 0.2%
KREF Holdings X LLC
2025 Term Loan B, 7.561%, 1M TSFR + 3.250%, 03/05/32	1,995,000	2,008,716
Starwood Property Trust, Inc.
2024 1st Lien Term Loan B, 6.577%, 1M TSFR + 2.250%, 11/18/27	1,922,194	1,926,399
		3,935,115
Retail — 0.6%
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 6.577%, 1M TSFR + 2.250%, 06/11/31	985,000	965,915
Peer Holding III BV
2025 USD Term Loan B4B, 6.796%, 3M TSFR + 2.500%, 10/28/30	1,922,169	1,936,586
2025 USD Term Loan B5B, 6.796%, 3M TSFR + 2.500%, 07/01/31	2,636,750	2,654,052
Spencer Spirit IH LLC
2024 Term Loan B, 9.060%, 3M TSFR + 4.750%, 07/15/31	2,981,082	2,968,040
Thermostat Purchaser III, Inc.
2024 Term Loan B, 8.546%, 3M TSFR + 4.250%, 08/31/28	2,984,925	2,992,387
		11,516,980
Software — 2.4%
Cloudera, Inc.
2021 Term Loan, 8.177%, 1M TSFR + 3.750%, 10/08/28	2,524,325	2,432,818
Cotiviti Corp.
2024 Fixed Term Loan B, 7.625%, 05/01/31	900,000	905,625
Security Description	Principal Amount*	Value

Software—(Continued)
Cotiviti Corp.
2024 Term Loan, 7.074%, 1M TSFR + 2.750%, 05/01/31	2,404,360	$2,395,344
2025 2nd Amendment Term Loan, 7.074%, 1M TSFR + 2.750%, 03/26/32	2,620,000	2,611,813
Darktrace PLC
1st Lien Term Loan, 7.458%, 3M TSFR + 3.250%, 10/09/31	2,948,029	2,953,557
Dayforce, Inc.
2025 Term Loan B, 6.280%, 3M TSFR + 2.000%, 03/01/31	1,162,741	1,162,741
DCert Buyer, Inc.
2019 Term Loan B, 8.327%, 1M TSFR + 4.000%, 10/16/26	2,091,720	2,075,770
2021 2nd Lien Term Loan, 11.327%, 1M TSFR + 7.000%, 02/19/29	1,927,036	1,697,599
Evertec Group LLC
2023 Term Loan B, 7.077%, 1M TSFR + 2.750%, 10/30/30	1,971,000	1,982,087
Modena Buyer LLC
Term Loan, 8.780%, 3M TSFR + 4.500%, 07/01/31	3,116,819	3,012,926
MRI Software LLC
2020 Term Loan, 9.046%, 3M TSFR + 4.750%, 02/10/27	910,837	907,421
2020 Term Loan B, 9.046%, 3M TSFR + 4.750%, 02/10/27	1,583,538	1,567,702
Planview Parent, Inc.
2024 1st Lien Term Loan, 7.796%, 3M TSFR + 3.500%, 12/17/27	1,488,053	1,451,410
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 7.546%, 3M TSFR + 3.250%, 10/26/30	348,245	350,453
Red Planet Borrower LLC
Term Loan B, 8.177%, 1M TSFR + 3.750%, 10/02/28	1,915,077	1,895,687
SolarWinds Holdings, Inc.
2025 Term Loan, 8.261%, 3M TSFR + 4.000%, 04/16/32	4,817,589	4,713,712
SS&C Technologies, Inc.
2024 Term Loan B8, 6.327%, 1M TSFR + 2.000%, 05/09/31	2,649,250	2,664,234
X.AI Corp.
Fixed Term Loan, 06/28/30 (j)	4,870,000	4,896,639
Term Loan, 06/28/30 (j)	6,410,000	6,118,217
		45,795,755
Sovereign — 0.1%
Republic of Tanzania
2024 Term Loan, 9.584%, 6M TSFR + 5.450%, 04/30/31 (g)	2,700,000	2,659,500
Telecommunications — 0.2%
QualityTech LP
Term Loan B, 7.813%, 1M TSFR + 3.500%, 10/30/31	4,149,600	4,170,348
Total Floating Rate Loans (Cost $246,847,020)		245,005,187

See accompanying notes to financial statements.
BHFTII-377

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—10.3%
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations — 3.3%
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
4.250%, 11/25/59 (144A) (c)	4,234,209	$4,075,857
4.250%, 05/25/60 (144A) (c)	4,710,000	4,500,382
Federal Home Loan Mortgage Corp. STACR REMICS Trust
7.305%, SOFR30A + 3.000%, 12/25/50 (144A) (c)	8,290,000	8,847,658
7.355%, SOFR30A + 3.050%, 01/25/34 (144A) (c)	4,750,000	5,070,625
8.055%, SOFR30A + 3.750%, 02/25/42 (144A) (c)	2,717,000	2,821,389
9.055%, SOFR30A + 4.750%, 02/25/42 (144A) (c)	1,090,000	1,141,436
10.055%, SOFR30A + 5.750%, 09/25/42 (144A) (c)	3,780,000	4,123,773
14.055%, SOFR30A + 9.750%, 04/25/42 (144A) (c)	1,165,184	1,301,971
Federal National Mortgage Association Connecticut Avenue Securities Trust
6.805%, SOFR30A + 2.500%, 10/25/43 (144A) (c)	1,810,000	1,860,613
6.805%, SOFR30A + 2.500%, 02/25/44 (144A) (c)	1,100,000	1,118,506
7.005%, SOFR30A + 2.700%, 01/25/44 (144A) (c)	4,650,000	4,761,659
7.405%, SOFR30A + 3.100%, 10/25/41 (144A) (c)	7,990,000	8,183,634
7.820%, SOFR30A + 3.514%, 10/25/39 (144A) (c)	9,279,299	9,480,973
8.205%, SOFR30A + 3.900%, 07/25/43 (144A) (c)	1,470,000	1,552,379
8.520%, SOFR30A + 4.214%, 07/25/39 (144A) (c)	2,735,962	2,805,514
Federal National Mortgage Association REMICS
4.770%, SOFR30A + 0.464%, 05/25/34 (c)	24,079	23,936
		61,670,305
Agency Mortgage-Backed Securities — 7.0%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	647,657	536,417
1.500%, 07/01/41	511,510	424,203
3.000%, 06/01/35	1,912,258	1,820,615
4.000%, 07/01/49	4,940,490	4,677,773
4.500%, 02/01/47	1,129,582	1,099,464
4.500%, 10/01/52	745,221	714,175
5.000%, 09/01/52	3,365,943	3,315,163
6.000%, 09/01/53	4,474,901	4,565,514
6.000%, 02/01/55	398,145	405,244
6.500%, 05/01/53	1,341,944	1,398,119
6.500%, 11/01/53	2,158,065	2,246,150
7.000%, 03/01/39	24,706	26,137
Federal National Mortgage Association
2.000%, 08/01/41	3,629,210	3,129,332
2.000%, 08/01/51	2,132,501	1,720,352
2.000%, 10/01/51	7,132,028	5,737,142
2.500%, 07/01/41	1,966,228	1,744,734
2.500%, 09/01/51	288,799	244,262
2.500%, 10/01/51	1,110,026	935,060
2.500%, 03/01/52	2,748,066	2,312,074
3.000%, 06/01/51	12,176,569	10,631,565
3.000%, 03/01/52	5,061,613	4,459,886
3.000%, 06/01/52	362,422	316,596
3.500%, 08/01/45	13,228,894	12,280,997
4.500%, 04/01/48	866,650	844,303
4.500%, 04/01/49	35,819	34,811
4.500%, 10/01/49	19,113	18,581
4.500%, 08/01/58	61,432	58,788
5.500%, 09/01/53	4,442,179	4,462,215
6.500%, 01/01/53	1,608,239	1,669,488
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
7.000%, 07/01/30	119	$125
7.000%, 07/01/31	676	713
7.000%, 09/01/31	456	481
7.000%, 10/01/31	473	498
7.000%, 11/01/31	9,403	9,914
7.000%, 01/01/32	3,376	3,560
7.500%, 01/01/30	74	77
7.500%, 02/01/30	139	138
7.500%, 06/01/30	15	15
7.500%, 08/01/30	35	34
7.500%, 11/01/30	5,063	5,083
7.500%, 02/01/31	99	99
8.000%, 07/01/30	96	100
8.000%, 09/01/30	215	217
FREMF Mortgage Trust
10.712%, SOFR30A + 6.400%, 07/25/31 (144A) (c)	1,781,868	1,627,188
Government National Mortgage Association
Zero Coupon, 04/16/52 (c) (h)	1,491,517	15
0.561%, 07/16/58 (c) (h)	841,470	22,348
2.000%, 10/20/50	1,218,897	992,861
2.000%, 02/20/51	716,690	573,125
2.500%, 03/20/51	2,314,696	1,968,192
2.500%, 05/20/51	249,112	209,597
3.000%, 10/20/51	905,358	801,721
3.000%, 11/20/51	1,768,315	1,564,800
3.500%, 12/20/50	2,146,037	1,959,950
4.000%, 10/20/52	1,573,815	1,473,704
4.500%, 11/20/50	809,838	788,241
4.500%, 12/20/50	139,420	135,343
4.500%, 04/20/53	1,215,839	1,170,211
5.000%, 09/20/52	1,955,222	1,931,141
5.000%, 09/20/53	1,326,348	1,304,762
5.500%, 01/15/34	11,081	11,414
5.500%, 03/20/34	1,852	1,895
5.500%, 04/15/34	3,898	4,024
5.500%, 07/15/34	19,836	20,214
5.500%, 10/15/34	17,697	18,146
5.500%, 04/20/53	2,065,411	2,078,933
5.750%, 10/15/38	21,253	22,217
6.000%, 05/20/32	2,167	2,249
6.000%, 02/15/33	413	425
6.000%, 03/15/33	1,260	1,292
6.000%, 06/15/33	841	885
6.000%, 07/15/33	1,156	1,190
6.000%, 09/15/33	564	570
6.000%, 10/15/33	781	816
6.000%, 11/20/33	3,047	3,146
6.500%, 02/15/32	145	149
6.500%, 03/15/32	119	123
6.500%, 11/15/32	321	332
Government National Mortgage Association, TBA
2.000%, TBA (m)	100,000	81,420
2.500%, TBA (m)	200,000	169,888
3.000%, TBA (m)	2,900,000	2,564,642
3.500%, TBA (m)	1,300,000	1,181,744
See accompanying notes to financial statements.
BHFTII-378

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association, TBA
4.000%, TBA (m)	800,000	$743,696
4.500%, TBA (m)	700,000	669,941
5.000%, TBA (m)	200,000	196,429
5.500%, TBA (m)	1,500,000	1,501,968
6.000%, TBA (m)	2,100,000	2,130,675
6.500%, TBA (m)	300,000	307,959
Multifamily Connecticut Avenue Securities Trust
7.670%, SOFR30A + 3.364%, 10/25/49 (144A) (c)	2,376,473	2,412,131
8.170%, SOFR30A + 3.864%, 03/25/50 (144A) (c)	3,619,609	3,672,919
Uniform Mortgage-Backed Security, TBA
2.500%, TBA (m)	15,200,000	12,600,354
4.500%, TBA (m)	4,300,000	4,112,612
5.000%, TBA (m)	2,600,000	2,547,740
5.500%, TBA (m)	3,600,000	3,599,176
6.000%, TBA (m)	2,400,000	2,438,695
		131,473,422
Total Agency Sponsored Mortgage-Backed Securities (Cost $199,444,006)		193,143,727

Asset-Backed Securities—9.9%
Asset-Backed - Automobile — 0.5%
Avis Budget Rental Car Funding AESOP LLC
3.710%, 08/20/27 (144A)	7,750,000	7,571,808
Santander Bank Auto Credit-Linked Notes
14.592%, 12/15/32 (144A)	2,500,000	2,602,552
		10,174,360
Asset-Backed - Home Equity — 0.2%
WaMu Asset-Backed Certificates WaMu Trust
4.604%, 1M TSFR + 0.284%, 07/25/47 (c)	5,819,310	4,349,772
Asset-Backed - Manufactured Housing — 0.4%
Conseco Finance Corp.
7.020%, 05/01/31 (c)	15,226,384	4,239,048
7.700%, 05/01/31 (c)	6,849,436	2,060,091
Origen Manufactured Housing Contract Trust
6.553%, 04/15/37 (c)	165,214	153,790
UCFC Manufactured Housing Contract
7.095%, 04/15/29 (c)	405,856	384,518
		6,837,447
Asset-Backed - Other — 8.5%
1988 CLO 5 Ltd.
7.556%, 3M TSFR + 3.300%, 07/15/37 (144A) (c)	1,200,000	1,204,015
720 East CLO VII Ltd.
9.031%, 3M TSFR + 4.750%, 04/20/37 (144A) (c)	2,010,000	1,986,473
AMMC CLO 23 Ltd.
7.980%, 3M TSFR + 3.700%, 04/17/35 (144A) (c)	2,540,000	2,535,555
AMMC CLO 27 Ltd.
6.970%, 3M TSFR + 2.700%, 01/20/37 (144A) (c)	1,580,000	1,582,337
AMMC CLO 30 Ltd.
8.756%, 3M TSFR + 4.500%, 01/15/37 (144A) (c)	1,800,000	1,825,866
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Apidos CLO XXII Ltd.
11.281%, 3M TSFR + 7.012%, 04/20/31 (144A) (c)	5,490,000	$5,502,254
Apidos Loan Fund Ltd.
7.482%, 3M TSFR + 3.200%, 04/25/35 (144A) (c)	1,800,000	1,804,266
APL Finance DAC
7.861%, 07/21/31 (144A)	1,200,000	1,209,600
Applebee's Funding LLC/IHOP Funding LLC
7.824%, 03/05/53 (144A) †	2,000,000	2,028,934
Bear Stearns Asset-Backed Securities Trust
6.000%, 10/25/36	894,753	286,513
Black Diamond CLO Ltd.
5.932%, 3M TSFR + 1.650%, 10/25/37 (144A) (c)	5,000,000	5,021,855
Blueberry Park CLO Ltd.
7.170%, 3M TSFR + 2.900%, 10/20/37 (144A) (c)	2,640,000	2,646,035
Captree Park CLO Ltd.
7.520%, 3M TSFR + 3.250%, 07/20/37 (144A) (c)	2,220,000	2,224,365
Carlyle Global Market Strategies CLO Ltd.
5.638%, 3M TSFR + 1.312%, 05/15/31 (144A) (c)	1,192,881	1,193,090
7.481%, 3M TSFR + 3.212%, 07/20/31 (144A) (c)	1,500,000	1,504,134
CarVal CLO XI C Ltd.
7.270%, 3M TSFR + 3.000%, 10/20/37 (144A) (c)	3,820,000	3,837,408
CIFC Funding Ltd.
7.970%, 3M TSFR + 3.700%, 04/20/37 (144A) (c)	1,340,000	1,349,789
Columbia Cent CLO 35 Ltd.
7.822%, 3M TSFR + 3.500%, 07/25/36 (144A) (c)	2,400,000	2,400,000
Dividend Solar Loans LLC
3.670%, 08/22/39 (144A)	1,969,488	1,808,564
Flatiron CLO 28 Ltd.
10.006%, 3M TSFR + 5.750%, 07/15/36 (144A) (c)	1,500,000	1,501,875
Fortress Credit BSL XII Ltd.
11.648%, 3M TSFR + 7.392%, 10/15/34 (144A) (c)	2,000,000	1,925,392
Galaxy XXVI CLO Ltd.
7.276%, 3M TSFR + 2.950%, 11/22/31 (144A) (c)	1,795,000	1,808,152
Golub Capital Partners CLO 53B Ltd.
9.011%, 3M TSFR + 4.700%, 07/20/34 (144A) (c)	2,500,000	2,462,450
Greenwood Park CLO Ltd.
9.468%, 3M TSFR + 5.212%, 04/15/31 (144A) (c)	7,380,000	7,357,860
Greywolf CLO II Ltd.
8.190%, 3M TSFR + 3.910%, 04/17/34 (144A) (c)	3,000,000	3,001,818
HalseyPoint CLO 3 Ltd.
5.760%, 3M TSFR + 1.480%, 07/30/37 (144A) (c)	2,110,000	2,115,435
Hayfin U.S. XV Ltd.
8.543%, 3M TSFR + 4.260%, 04/28/37 (144A) (c)	2,970,000	3,000,974
Kestrel Aircraft Funding Ltd.
4.250%, 12/15/38 (144A)	776,124	760,671
LFS LLC
8.250%, 07/15/35 (144A)	1,000,000	998,963
Madison Park Funding XXIV Ltd.
7.220%, 3M TSFR + 2.950%, 10/20/29 (144A) (c)	2,460,000	2,462,721
Magnetite XII Ltd.
10.198%, 3M TSFR + 5.942%, 10/15/31 (144A) (c)	500,000	501,107
Magnetite XXII Ltd.
7.156%, 3M TSFR + 2.900%, 07/15/36 (144A) (c)	1,830,000	1,831,332
MF1 LLC
5.635%, 1M TSFR + 1.320%, 02/18/40 (144A) (c)	3,860,000	3,848,069
7.056%, 1M TSFR + 2.741%, 02/18/40 (144A) (c)	1,410,000	1,389,293
See accompanying notes to financial statements.
BHFTII-379

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
MF1 LLC
7.805%, 1M TSFR + 3.490%, 02/18/40 (144A) (c)	1,340,000	$1,316,348
Mosaic Solar Loan Trust
9.000%, 09/20/49 (144A)	2,600,000	2,266,354
Mountain View CLO XVI Ltd.
8.446%, 3M TSFR + 4.190%, 04/15/34 (144A) (c)	3,700,000	3,705,550
New Mountain CLO 5 Ltd.
7.475%, 3M TSFR + 3.150%, 07/20/36 (144A) (c)	2,690,000	2,690,000
Ocean Trails CLO X
5.556%, 3M TSFR + 1.300%, 10/15/34 (144A) (c)	5,500,000	5,502,530
12.088%, 3M TSFR + 7.832%, 10/15/34 (144A) (c)	4,000,000	3,944,520
OCP CLO Ltd.
7.611%, 3M TSFR + 3.350%, 07/16/35 (144A) (c)	3,650,000	3,660,377
7.983%, 3M TSFR + 3.700%, 04/26/36 (144A) (c)	2,210,000	2,206,132
Octagon Investment Partners 47 Ltd.
10.272%, 3M TSFR + 6.000%, 01/22/38 (144A) (c)	2,680,000	2,687,265
OHA Credit Funding 11 Ltd.
7.120%, 3M TSFR + 2.850%, 07/19/37 (144A) (c)	3,150,000	3,153,912
OHA Credit Funding 19 Ltd.
7.170%, 3M TSFR + 2.900%, 07/20/37 (144A) (c)	1,000,000	995,583
Palmer Square CLO Ltd.
7.220%, 3M TSFR + 2.950%, 07/20/37 (144A) (c)	4,460,000	4,469,446
Palmer Square Loan Funding Ltd.
7.256%, 3M TSFR + 3.000%, 04/15/31 (144A) (c)	3,230,000	3,240,720
9.156%, 3M TSFR + 4.900%, 10/15/32 (144A) (c)	2,250,000	2,241,452
Peace Park CLO Ltd.
10.531%, 3M TSFR + 6.262%, 10/20/34 (144A) (c)	2,250,000	2,256,586
Pioneer Aircraft Finance Ltd.
3.967%, 06/15/44 (144A)	1,305,485	1,276,950
RR 18 Ltd.
10.768%, 3M TSFR + 6.512%, 10/15/34 (144A) (c)	7,070,000	7,071,570
Structured Asset Securities Corp. Mortgage Loan Trust
4.654%, 1M TSFR + 0.334%, 02/25/36 (144A) (c)	2,525,862	46,770
Symphony CLO XIX Ltd.
5.482%, 3M TSFR + 1.222%, 04/16/31 (144A) (c)	1,357,842	1,358,299
TCI-Symphony CLO Ltd.
7.603%, 3M TSFR + 3.362%, 10/13/32 (144A) (c)	1,720,000	1,719,463
11.253%, 3M TSFR + 7.012%, 10/13/32 (144A) (c)	6,440,000	6,150,303
TCW CLO Ltd.
7.670%, 3M TSFR + 3.400%, 04/20/34 (144A) (c)	2,350,000	2,347,706
Thrust Engine Leasing DAC
4.163%, 07/15/40 (144A)	2,908,561	2,834,447
Trinitas CLO XXVII Ltd.
8.570%, 3M TSFR + 4.300%, 04/18/37 (144A) (c)	3,660,000	3,698,606
Valley Stream Park CLO Ltd.
6.970%, 3M TSFR + 2.700%, 01/20/37 (144A) (c)	2,425,000	2,422,117
Warwick Capital CLO 3 Ltd.
8.770%, 3M TSFR + 4.500%, 04/20/37 (144A) (c)	2,000,000	2,015,946
Whitebox CLO V Ltd.
7.104%, 3M TSFR + 2.850%, 07/20/38 (144A) (c)	2,680,000	2,680,000
Ziply Fiber Issuer LLC
6.640%, 04/20/54 (144A)	3,000,000	3,080,688
		157,956,805
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan — 0.3%
College Avenue Student Loans LLC
6.060%, 05/25/55 (144A)	2,395,139	$2,419,306
National Collegiate Student Loan Trust
4.724%, 1M TSFR + 0.404%, 01/25/33 (c)	1,148,766	1,111,926
SMB Private Education Loan Trust
3.860%, 01/15/53 (144A)	2,113,885	1,915,925
		5,447,157
Total Asset-Backed Securities (Cost $187,661,320)		184,765,541

Foreign Government—5.2%
Regional Government — 1.4%
Provincia de Buenos Aires/Government Bonds
6.625%, 09/01/37 (144A) (e)	22,163,831	16,041,073
Provincia de Cordoba
6.990%, 06/01/27 (144A) (e)	5,215,415	5,150,050
9.750%, 07/02/32 (144A)	5,233,000	5,246,082
		26,437,205
Sovereign — 3.8%
Angola Government International Bonds
8.750%, 04/14/32 (144A)	1,520,000	1,341,647
9.125%, 11/26/49	1,710,000	1,325,926
Bahamas Government International Bonds
8.250%, 06/24/36 (144A)	3,000,000	3,045,000
Brazil Government International Bonds
6.000%, 04/07/26 (a)	2,770,000	2,793,762
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/26 (BRL)	4,784,000	819,770
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	56,781,000	9,168,902
Dominican Republic International Bonds
4.500%, 01/30/30 (a)	900,000	853,380
4.875%, 09/23/32	4,020,000	3,707,847
5.500%, 02/22/29 (144A)	2,100,000	2,088,660
Egypt Government International Bonds
5.875%, 02/16/31	510,000	450,776
7.053%, 01/15/32	1,940,000	1,770,266
El Salvador Government International Bonds
9.250%, 04/17/30 (144A)	1,180,000	1,247,850
9.650%, 11/21/54 (144A)	2,370,000	2,435,175
Ethiopia International Bonds
6.625%, 12/11/24	1,500,000	1,380,000
Ghana Government International Bonds
Zero Coupon, 07/03/26 (144A)	34,080	33,031
5.000%, 07/03/29 (144A) (e)	646,140	604,901
5.000%, 07/03/35 (144A) (e)	929,160	721,722
Ivory Coast Government International Bonds
7.625%, 01/30/33 (144A)	6,250,000	6,161,245
8.250%, 01/30/37 (144A)	1,720,000	1,656,720
Jamaica Government International Bonds
9.625%, 11/03/30 (JMD)	227,000,000	1,463,467
Jordan Government International Bonds
7.500%, 01/13/29	2,340,000	2,399,837
See accompanying notes to financial statements.
BHFTII-380

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
Jordan Government International Bonds
7.750%, 01/15/28 (144A)	3,150,000	$3,252,949
Mexico Government International Bonds
6.000%, 05/07/36 (a)	4,330,000	4,273,277
Mozambique International Bonds
9.000%, 09/15/31 (e)	1,240,000	1,020,223
Nigeria Government International Bonds
7.143%, 02/23/30	2,600,000	2,473,731
Republic of Kenya Government International Bonds
6.300%, 01/23/34	1,220,000	986,496
9.750%, 02/16/31 (144A)	4,740,000	4,803,536
Republic of Uzbekistan International Bonds
3.900%, 10/19/31	1,650,000	1,454,417
Romania Government International Bonds
7.500%, 02/10/37 (144A)	2,190,000	2,273,445
Senegal Government International Bonds
6.250%, 05/23/33	1,520,000	998,757
Sri Lanka Government International Bonds
3.100%, 01/15/30 (144A) (e)	163,672	145,668
3.350%, 03/15/33 (144A) (e)	321,040	258,717
3.600%, 06/15/35 (144A) (e)	216,776	148,811
3.600%, 05/15/36 (144A) (e)	150,447	122,238
3.600%, 02/15/38 (144A) (e)	301,021	244,015
4.000%, 04/15/28 (144A)	152,952	143,392
Ukraine Government International Bonds
1.750%, 02/01/34 (e)	600,436	308,379
1.750%, 02/01/35 (e)	1,050,764	530,186
1.750%, 02/01/36 (e)	1,350,982	659,008
3.000%, 02/01/30 (e)	23,994	11,401
3.000%, 02/01/34 (e)	612,820	231,598
3.000%, 02/01/35 (e)	517,876	238,625
3.000%, 02/01/36 (e)	431,563	203,378
Uruguay Government International Bonds
3.400%, 05/16/45 (UYU) (n)	9,317,940	231,733
		70,483,864
Total Foreign Government (Cost $91,678,163)		96,921,069

Convertible Preferred Stocks—0.3%
Banks — 0.3%
Wells Fargo & Co.- Series L, 7.500% (Cost $5,598,292)	4,965	5,829,556

Common Stocks—0.1%
Automobile Components — 0.0%
Lear Corp.	399	37,897
Chemicals — 0.0%
LyondellBasell Industries NV - Class A	23	1,331
Diversified Consumer Services — 0.1%
WW International, Inc. (o)	30,640	925,328
Security Description	Shares/ Principal Amount*	Value

Media — 0.0%
Cengage Learning, Inc. (o)	10,995	$247,387
Oil, Gas & Consumable Fuels — 0.0%
Ascent CNR Corp. - Class A † (f) (g) (o)	13,995	27,990
Passenger Airlines — 0.0%
Spirit Aviation Holdings, Inc. (a) (o)	82,316	410,757
Total Common Stocks (Cost $2,794,700)		1,650,690

Convertible Bond—0.0%
Media — 0.0%
Gannett Co., Inc.
6.000%, 12/01/27 (144A) (Cost $373,204)	404,000	423,585

Escrow Shares—0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (f) (g) (o) (Cost $0)	1,746,000	0

Short-Term Investments—1.1%
Repurchase Agreement—1.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $20,532,044; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $20,940,877	20,530,191	20,530,191
Total Short-Term Investments (Cost $20,530,191)		20,530,191

Securities Lending Reinvestments (p)—12.9%
Short-Term Investment Funds—0.2%
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.220% (q)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.270% (q)	2,000,000	2,000,000
		4,000,000

Certificates of Deposit—3.2%
Bank of America NA
4.600%, SOFR + 0.200%, 07/09/25 (c)	3,000,000	2,999,997
4.800%, SOFR + 0.400%, 03/31/26 (c)	2,000,000	2,001,944
Bank of Montreal
4.750%, SOFR + 0.350%, 07/14/25 (c)	1,000,000	999,998
4.780%, SOFR + 0.390%, 05/05/26 (c)	2,000,000	2,001,442
Barclays Bank PLC
4.600%, SOFR + 0.200%, 10/01/25 (c)	2,000,000	2,000,152
BNP Paribas SA
4.600%, SOFR + 0.210%, 07/22/25 (c)	1,000,000	999,988
See accompanying notes to financial statements.
BHFTII-381

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (p)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Commonwealth Bank of Australia
4.770%, SOFR + 0.380%, 04/13/26 (c)	3,000,000	$3,002,808
Cooperatieve Rabobank UA
4.740%, SOFR + 0.340%, 07/30/25 (c)	2,000,000	2,000,340
Credit Agricole Corp. and Investment Bank
4.670%, SOFR + 0.280%, 11/03/25 (c)	2,000,000	1,999,862
4.750%, SOFR+0.360%, 09/03/25 (c)	1,000,000	1,000,132
Credit Agricole SA
4.500%, 09/15/25	3,000,000	3,000,810
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 08/20/25	6,000,000	5,962,860
4.630%, SOFR + 0.240%, 07/07/25 (c)	4,000,000	4,000,008
Mizuho Bank Ltd.
4.580%, SOFR + 0.180%, 09/11/25 (c)	2,000,000	1,999,676
4.690%, SOFR+ 0.290%, 11/13/25 (c)	2,000,000	1,999,992
Oversea-Chinese Banking Corp. Ltd.
4.620%, SOFR + 0.220%, 07/11/25 (c)	4,000,000	4,000,052
4.620%, SOFR + 0.220%, 11/21/25 (c)	2,000,000	2,000,012
4.620%, SOFR + 0.220%, 12/15/25 (c)	2,000,000	1,999,966
Royal Bank of Canada
4.770%, SOFR + 0.380%, 05/01/26 (c)	2,000,000	2,000,930
Skandinaviska Enskilda Banken AB
4.600%, SOFR + 0.200%, 12/08/25 (c)	2,000,000	1,999,414
Societe Generale
4.740%, SOFR + 0.350%, 10/15/25 (c)	3,000,000	3,001,308
Sumitomo Mitsui Banking Corp.
4.740%, SOFR + 0.350%, 10/14/25 (c)	3,000,000	3,000,948
Toronto-Dominion Bank
4.690%, SOFR + 0.290%, 03/20/26 (c)	2,000,000	1,999,538
4.850%, SOFR + 0.450%, 04/23/26 (c)	2,000,000	2,001,554
Truist Bank
4.340%, 07/01/25	1,000,000	1,000,001
		58,973,732
Commercial Paper—1.5%
Chesham Finance Ltd./Chesham Finance LLC
4.340%, 07/03/25	3,000,000	2,998,909
Concord Minutemen Capital Co. LLC
4.600%, SOFR + 0.210%, 09/02/25 (c)	4,000,000	3,999,856
ING U.S. Funding LLC
4.600%, SOFR + 0.200%, 09/25/25 (c)	4,000,000	3,999,804
Ionic Funding LLC
4.380%, 07/03/25	5,000,000	4,998,135
4.460%, 07/16/25	2,000,000	1,996,016
Liberty Street Funding LLC
4.450%, 07/10/25	3,000,000	2,996,220
Salisbury Receivables Co. LLC
4.450%, 07/09/25	4,000,000	3,995,460
4.470%, 07/15/25	4,000,000	3,992,440
		28,976,840
Security Description	Principal Amount*	Value
Repurchase Agreements—8.0%
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $2,000,243; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $2,040,000	2,000,000	$2,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $20,002,433; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $20,402,482	20,000,000	20,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $10,249,033; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $10,455,675	10,000,000	10,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.360%, due on 07/01/25 with a maturity value of $3,713,968; collateralized by U.S. Treasury Obligations with rates ranging from 2.250% - 3.250%, maturity dates ranging from 05/15/41 - 05/15/52, and an aggregate market value of $3,787,790	3,713,518	3,713,518
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $3,000,378; collateralized by various Common Stock with an aggregate market value of $3,345,315	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $27,023,940; collateralized by various Common Stock with an aggregate market value of $30,108,317	27,000,000	27,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/25 at 4.590%, due on 07/07/25 with a maturity value of $50,044,625; collateralized by various Common Stock with an aggregate market value of $55,757,487	50,000,000	50,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $28,903,564; collateralized by various Common Stock with an aggregate market value of $32,154,683	28,900,000	28,900,000
See accompanying notes to financial statements.
BHFTII-382

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (p)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $4,800,591; collateralized by various Common Stock with an aggregate market value of $5,280,650	4,800,000	$4,800,000
		149,413,518
Total Securities Lending Reinvestments (Cost $241,356,602)		241,364,090
Total Purchased Options—0.0% (r) (Cost $99,191)		130
Total Investments—112.3% (Cost $2,123,556,590)		2,098,690,337
Unfunded Loan Commitments—(0.0)% (Cost $(65,977))		(65,977)
Net Investments—112.3% (Cost $2,123,490,613)		2,098,624,360
Other assets and liabilities (net)—(12.3)%		(230,456,246)
Net Assets—100.0%		$1,868,168,114

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2025, the market value of restricted securities was
$36,264,563, which is 1.9% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $279,923,861 and the collateral received consisted of cash in the amount of $241,202,053 and non-cash collateral with a value of $51,945,910. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(b)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.0% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Interest only security.
(i)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(j)	This loan will settle after June 30, 2025, at which time the interest rate will be determined.
(k)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of June 30, 2025.
(l)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(m)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(n)	Principal amount of security is adjusted for inflation.
(o)	Non-income producing security.
(p)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(q)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(r)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$1,134,988,149, which is 60.8% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount		Cost	Value
ACN 113 874 712 Pty. Ltd., 13.250%, 02/15/18	05/24/11	USD	931,574	$960,686	$0
American News Co. LLC, 8.500%, 09/01/26	09/03/24	USD	4	4	4
Applebee's Funding LLC/IHOP Funding LLC, 7.824%, 03/05/53	03/29/23-05/11/23	USD	2,000,000	2,016,719	2,028,934
Ascent CNR Corp. - Class A	04/18/16		13,995	27,992	27,990
Knight Health Holdings LLC, 9.691%, 12/23/28	12/17/21	USD	1,391,830	1,341,038	588,048
Mcclatchy Media Co. LLC, 11.000%, 12/01/31	12/11/24-06/03/25	USD	29,985,060	28,645,230	32,308,902
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/22	10/06/17-11/21/19	USD	8,475,000	8,571,525	85
Saks Global Enterprises LLC, 11.000%, 12/15/29	12/10/24-04/22/25	USD	3,400,000	3,114,662	1,275,000
Sunnova Energy Corp., 5.875%, 09/01/26	10/26/23	USD	1,780,000	1,613,488	35,600
					$36,264,563
See accompanying notes to financial statements.
BHFTII-383

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$264,210,189	$463,816,530	$233 ,452,195	$609,046,258
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2025 were as follows:
Purchases	Sales
$219,817,145	$187,758,860
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(236,392,588)	$—	$—	$—	$(236,392,588)
Foreign Government	(4,809,465)	—	—	—	(4,809,465)
Total Borrowings	$(241,202,053)	$—	$—	$—	$(241,202,053)
Gross amount of recognized liabilities for securities lending transactions					$(241,202,053)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	2,970,000	CBNA	07/16/25	USD	1,902,861	$52,287
AUD	40,768,763	CBNA	07/16/25	USD	24,678,515	2,159,521
BRL	1,430,000	CBNA	07/02/25	USD	262,044	1,158
BRL	36,900,000	CBNA	07/02/25	USD	6,761,833	29,869
BRL	38,330,000	CBNA	07/02/25	USD	6,907,551	147,353
CAD	1,471,314	GSBU	07/16/25	USD	1,039,693	41,527
CHF	4,392,754	BOA	07/15/25	USD	5,450,000	95,292
CHF	380,000	BOA	07/16/25	USD	460,728	19,033
CHF	510,000	BOA	07/16/25	USD	620,595	23,296
CHF	870,000	BOA	07/16/25	USD	1,054,540	43,862
CHF	1,190,000	GSBU	07/16/25	USD	1,452,282	50,130
CHF	890,000	JPMC	07/16/25	USD	1,084,948	38,705
CNH	10,540,000	BOA	07/16/25	USD	1,471,578	2,455
CNH	28,180,000	BOA	07/16/25	USD	3,932,126	8,885
CNH	14,190,000	BOA	07/16/25	USD	1,933,648	50,843
CNH	14,410,000	BOA	07/16/25	USD	1,961,201	54,057
CNH	14,170,000	BOA	07/16/25	USD	1,927,182	54,512
CNH	22,940,000	BOA	07/16/25	USD	3,127,817	80,373
CNH	26,103,123	BNP	07/16/25	USD	3,611,175	39,383
EUR	1,530,000	BOA	07/16/25	USD	1,735,311	68,617
EUR	1,130,000	BOA	07/16/25	USD	1,241,946	90,367
EUR	2,130,000	BOA	07/16/25	USD	2,413,469	97,882
EUR	2,500,000	BOA	07/16/25	USD	2,846,982	100,612
EUR	1,280,000	BOA	07/16/25	USD	1,408,061	101,107
EUR	2,070,000	BOA	07/16/25	USD	2,333,786	106,822
EUR	3,491,712	BOA	07/16/25	USD	3,843,184	273,677
See accompanying notes to financial statements.
BHFTII-384

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	2,128,000	BNP	07/16/25	USD	2,426,015	$82,977
EUR	1,550,000	MSCS	07/16/25	USD	1,704,596	122,913
GBP	859,978	MSCS	07/16/25	USD	1,147,391	33,131
JPY	1,179,240,000	GSBU	07/16/25	USD	8,278,117	(76,450)
JPY	750,430,000	GSBU	07/16/25	USD	5,259,598	(40,324)
JPY	428,810,000	GSBU	07/16/25	USD	3,007,711	(25,319)
JPY	324,980,000	GSBU	07/16/25	USD	2,219,422	40,828
JPY	359,700,000	GSBU	07/16/25	USD	2,457,201	44,529
JPY	753,032,926	GSBU	07/16/25	USD	5,144,511	92,866
MXN	23,500,000	BOA	07/16/25	USD	1,124,143	126,429

Contracts to Deliver
AUD	2,550,000	BOA	07/16/25	USD	1,588,199	(90,464)
AUD	4,121,121	CBNA	07/16/25	USD	2,593,574	(119,356)
AUD	3,010,000	CBNA	07/16/25	USD	1,908,292	(73,188)
AUD	2,980,000	CBNA	07/16/25	USD	1,901,374	(60,357)
AUD	3,010,000	CBNA	07/16/25	USD	1,921,300	(60,180)
AUD	1,640,000	CBNA	07/16/25	USD	1,041,594	(38,017)
AUD	1,636,862	CBNA	07/16/25	USD	1,041,304	(36,240)
AUD	1,490,000	CBNA	07/16/25	USD	968,737	(12,128)
AUD	80,000	CBNA	07/16/25	USD	51,095	(1,569)
AUD	1,000,000	GSBU	07/16/25	USD	650,102	(8,197)
BRL	36,900,000	CBNA	07/02/25	USD	6,455,673	(336,030)
BRL	38,330,000	CBNA	07/02/25	USD	7,023,877	(31,027)
BRL	1,430,000	CBNA	07/02/25	USD	250,111	(13,091)
BRL	38,330,000	CBNA	08/04/25	USD	6,855,293	(145,109)
CAD	3,090,000	CBNA	07/16/25	USD	2,223,485	(47,254)
CAD	2,684,271	GSBU	07/16/25	USD	1,941,691	(30,892)
CHF	2,238,116	BOA	07/15/25	USD	2,725,040	(100,296)
CHF	4,010,000	BOA	07/16/25	USD	4,903,018	(159,732)
CHF	1,980,000	BOA	07/16/25	USD	2,455,576	(44,235)
CNH	153,694,640	BOA	07/16/25	USD	21,000,839	(493,565)
CNH	16,560,000	BOA	07/16/25	USD	2,261,920	(54,019)
CNH	12,420,000	BOA	07/16/25	USD	1,695,618	(41,336)
EUR	1,220,000	BOA	07/16/25	USD	1,429,916	(8,510)
EUR	1,350,000	BOA	07/16/25	USD	1,583,376	(8,325)
EUR	1,400,000	CBNA	07/16/25	USD	1,613,613	(37,040)
EUR	2,086,000	GSBU	07/16/25	USD	2,394,895	(64,578)
GBP	32,700,080	BOA	07/16/25	USD	41,758,329	(3,130,213)
INR	1,798,940,000	CBNA	07/16/25	USD	20,754,406	(209,113)
JPY	319,110,000	GSBU	07/16/25	USD	2,214,639	(4,785)
JPY	320,430,000	GSBU	07/16/25	USD	2,224,671	(3,934)
JPY	334,860,000	GSBU	07/16/25	USD	2,325,917	(3,049)
JPY	341,250,000	GSBU	07/16/25	USD	2,371,163	(2,246)
JPY	446,480,000	GSBU	07/16/25	USD	3,103,907	(1,381)
MXN	15,026,179	GSBU	07/16/25	USD	718,365	(81,265)
NZD	3,079,562	CBNA	07/16/25	USD	1,858,430	(19,538)
Net Unrealized Depreciation						$(1,337,054)
See accompanying notes to financial statements.
BHFTII-385

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/15/25	191	AUD	21,892,279	$32,769
Euro-Bund Futures	09/08/25	156	EUR	20,303,400	(183,981)
U.K. Long Gilt Bond Futures	09/26/25	153	GBP	14,233,590	285,331
U.S. Treasury Long Bond Futures	09/19/25	861	USD	99,418,594	3,026,598
U.S. Treasury Note 2 Year Futures	09/30/25	2,003	USD	416,670,946	1,714,920
U.S. Treasury Note 5 Year Futures	09/30/25	1,802	USD	196,418,000	2,128,242
U.S. Treasury Note 10 Year Futures	09/19/25	1,377	USD	154,396,125	1,058,777
U.S. Treasury Note Ultra 10 Year Futures	09/19/25	125	USD	14,283,203	402,173
U.S. Treasury Ultra Long Bond Futures	09/19/25	469	USD	55,869,625	1,861,047
Net Unrealized Appreciation					$10,325,876
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CHF Put	CHF	0.836	07/11/25	BOA	11,848,000	USD	11,848,000	$99,191	$130	$(99,061)
Written Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CHF Put	CHF	0.859	07/11/25	BOA	(11,848,000)	USD	(11,848,000)	$(41,752)	$—	$41,752
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	Monthly	8.825%	Monthly	11/19/29	MXN	340,550,000	$809,546	$—	$809,546
Pay	28-Day TIIE	Monthly	8.902%	Monthly	11/16/29	MXN	513,290,000	1,297,133	—	1,297,133
Receive	12M SOFR	Annually	3.730%	Annually	01/31/32	USD	52,827,000	(672,372)	117,976	(790,348)
Totals								$1,434,307	$117,976	$1,316,331
OTC Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	1-Day CDI	Maturity	10.262%	Maturity	01/02/29	JPMC	BRL	173,850,000	$(2,606,330)	$—	$(2,606,330)
Pay	1-Day CDI	Maturity	11.030%	Maturity	01/02/26	BOA	BRL	268,936,000	(1,327,856)	—	(1,327,856)
Totals									$(3,934,186)	$—	$(3,934,186)
See accompanying notes to financial statements.
BHFTII-386

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.S44.V1	(5.000%)	Quarterly	06/20/30	3.183%	USD	18,790,000	$(1,410,359)	$(809,900)	$(600,459)
Centrally Cleared Credit Default Swap Contracts on Corporate Issues— Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MGM Resorts International 4.750%, due 10/15/28	(5.000%)	Quarterly	06/20/30	1.875%	USD	2,756,000	$(383,368)	$(369,771)	$(13,597)
Transocean, Inc. 8.000%, due 02/01/27	(1.000%)	Quarterly	06/20/29	6.609%	USD	1,720,000	289,211	174,538	114,673
Transocean, Inc. 8.000%, due 02/01/27	(1.000%)	Quarterly	06/20/30	7.316%	USD	2,060,000	439,276	364,676	74,600
Totals							$345,119	$169,443	$175,676
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Airlines Group, Inc. 6.500%, due 07/01/25	5.000%	Quarterly	12/20/29	5.586%	USD	3,300,000	$(53,892)	$134,438	$(188,330)
American Airlines Group, Inc. 6.500%, due 07/01/25	5.000%	Quarterly	06/20/30	5.829%	USD	848,000	(23,319)	(37,655)	14,336
Caesars Entertainment, Inc. 4.625%, due 10/15/29	5.000%	Quarterly	06/20/30	2.392%	USD	2,756,000	308,942	302,252	6,690
Nabors Industries, Inc. 9.125%, due 01/31/30	1.000%	Quarterly	06/20/29	11.688%	USD	1,720,000	(484,837)	(249,097)	(235,740)
Nabors Industries, Inc. 9.125%, due 01/31/30	1.000%	Quarterly	06/20/30	12.271%	USD	2,060,000	(684,377)	(510,504)	(173,873)
Totals							$(937,483)	$(360,566)	$(576,917)
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Monthly	07/03/25	JPMC	WAM EM Frontier Custom Basket Index	USD	12,036,000	$473,587	$2,913	$470,674

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

See accompanying notes to financial statements.
BHFTII-387

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	OTC swap contracts at market value (a)	$473,587
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	210,299	Unrealized depreciation on centrally cleared swap contracts (b) (c)	$1,211,999
Foreign Exchange	Investments at market value (d)	130
	Unrealized appreciation on forward foreign currency exchange contracts	4,375,298	Unrealized depreciation on forward foreign currency exchange contracts	5,712,352
			Written options at value	0
Interest Rate			OTC swap contracts at market value	3,934,186
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	2,106,679	Unrealized depreciation on centrally cleared swap contracts (b) (c)	790,348
	Unrealized appreciation on futures contracts (c) (e)	10,509,857	Unrealized depreciation on futures contracts (c) (e)	183,981
Total		$17,675,850		$11,832,866

(a)	Excludes OTC swap interest payable of $175,056.
(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
(d)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
(e)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$1,398,251	$(1,398,251)	$—	$—
BNP Paribas SA	122,360	—	—	122,360
Citibank NA	2,390,188	(1,239,237)	—	1,150,951
Goldman Sachs Bank USA	269,880	(269,880)	—	—
JPMorgan Chase Bank NA	512,292	(512,292)	—	—
Morgan Stanley Capital Services LLC	156,044	—	—	156,044
	$4,849,015	$(3,419,660)	$—	$1,429,355
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2025.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$5,458,551	$(1,398,251)	$(1,290,000)	$2,770,300
Citibank NA	1,239,237	(1,239,237)	—	—
Goldman Sachs Bank USA	342,420	(269,880)	—	72,540
See accompanying notes to financial statements.
BHFTII-388

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
JPMorgan Chase Bank NA	$2,606,330	$(512,292)	$(2,094,038)	$—
	$9,646,538	$(3,419,660)	$(3,384,038)	$2,842,840

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$(6,007)	$—	$(15,299)	$(196,443)	$(217,749)
Forward foreign currency transactions	—	—	—	1,256,155	1,256,155
Futures contracts	(10,376,802)	—	—	—	(10,376,802)
Swap contracts	84,823	92,283	—	—	177,106
Written options	—	—	—	233,610	233,610
	$(10,297,986)	$92,283	$(15,299)	$1,293,322	$(8,927,680)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$49,239	$—	$(76,361)	$(27,122)
Forward foreign currency transactions	—	—	(4,336,095)	(4,336,095)
Futures contracts	21,655,748	—	—	21,655,748
Swap contracts	3,685,097	(754,758)	—	2,930,339
Written options	—	—	(54,091)	(54,091)
	$25,390,084	$(754,758)	$(4,466,547)	$20,168,779
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$20,017,517
Forward foreign currency transactions	300,394,078
Futures contracts long	950,259,537
Futures contracts short	(13,401,110)
Swap contracts	184,268,596
Written options	(23,148,062)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace/Defense	$—	$7,936,793	$—	$7,936,793
Agriculture	—	1,620,961	—	1,620,961
Airlines	—	21,136,582	—	21,136,582
Auto Manufacturers	—	13,206,742	—	13,206,742
Auto Parts & Equipment	—	14,902,943	—	14,902,943
Banks	—	71,507,687	—	71,507,687
Beverages	—	996,901	—	996,901
Building Materials	—	9,603,694	—	9,603,694
See accompanying notes to financial statements.
BHFTII-389

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Chemicals	$—	$6,944,835	$—	$6,944,835
Commercial Services	—	35,734,094	—	35,734,094
Computers	—	302,720	—	302,720
Distribution/Wholesale	—	4	—	4
Diversified Financial Services	—	61,845,919	—	61,845,919
Electric	—	32,101,327	—	32,101,327
Energy-Alternate Sources	—	744,729	—	744,729
Engineering & Construction	—	22,039,237	—	22,039,237
Entertainment	—	15,113,026	—	15,113,026
Environmental Control	—	9,542,747	—	9,542,747
Food	—	4,619,407	—	4,619,407
Food Service	—	6,272,920	—	6,272,920
Forest Products & Paper	—	2,936,053	—	2,936,053
Gas	—	4,210,727	—	4,210,727
Healthcare-Products	—	10,631,846	—	10,631,846
Healthcare-Services	—	22,093,539	—	22,093,539
Holding Companies-Diversified	—	1,871,781	—	1,871,781
Home Builders	—	1,994,161	—	1,994,161
Housewares	—	1,050,211	—	1,050,211
Insurance	—	5,523,022	—	5,523,022
Internet	—	6,016,383	—	6,016,383
IT Services	—	3,295,451	—	3,295,451
Leisure Time	—	31,801,994	—	31,801,994
Lodging	—	13,596,193	—	13,596,193
Machinery-Diversified	—	6,843,303	—	6,843,303
Media	—	44,821,917	—	44,821,917
Metal Fabricate/Hardware	—	4,589,210	—	4,589,210
Mining	—	26,528,860	0	26,528,860
Miscellaneous Manufacturing	—	3,045,208	—	3,045,208
Multi-National	—	20,817,387	—	20,817,387
Oil & Gas	—	96,501,566	—	96,501,566
Packaging & Containers	—	5,086,075	—	5,086,075
Pharmaceuticals	—	16,478,988	—	16,478,988
Pipelines	—	69,077,591	—	69,077,591
Real Estate	—	4,389,918	—	4,389,918
Real Estate Investment Trusts	—	14,761,943	—	14,761,943
Retail	—	28,839,218	—	28,839,218
Semiconductors	—	912,026	—	912,026
Software	—	5,895,530	—	5,895,530
Telecommunications	—	37,686,947	—	37,686,947
Transportation	—	7,634,896	—	7,634,896
Total Corporate Bonds & Notes	—	835,105,212	0	835,105,212
Total Non-Agency Mortgage-Backed Securities*	—	273,951,359	—	273,951,359
Floating Rate Loans
Advertising	—	2,611,573	—	2,611,573
Airlines	—	3,589,993	—	3,589,993
Apparel	—	2,907,237	—	2,907,237
Auto Parts & Equipment	—	6,508,594	—	6,508,594
Beverages	—	4,908,641	—	4,908,641
Building Materials	—	2,621,745	—	2,621,745
Chemicals	—	3,254,340	—	3,254,340
Commercial Services	—	18,407,110	—	18,407,110
Computers	—	7,953,239	—	7,953,239
Distribution/Wholesale	—	987,958	—	987,958
Diversified Financial Services	—	25,913,476	—	25,913,476
Electric	—	2,235,916	—	2,235,916
Engineering & Construction	—	659,233	—	659,233
Entertainment	—	20,073,708	—	20,073,708
Environmental Control	—	8,792,108	—	8,792,108
Food	—	1,450,482	—	1,450,482
Hand/Machine Tools	—	6,859,332	—	6,859,332
Healthcare-Products	—	5,986,247	—	5,986,247
Healthcare-Services	—	11,690,721	—	11,690,721
Home Furnishings	—	1,317,014	—	1,317,014
See accompanying notes to financial statements.
BHFTII-390

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Insurance	$—	$18,487,025	$—	$18,487,025
Investment Companies	—	3,159,502	—	3,159,502
Leisure Time	—	343,048	—	343,048
Lodging	—	1,995,161	—	1,995,161
Machinery-Construction & Mining	—	1,305,665	—	1,305,665
Media	—	6,006,213	—	6,006,213
Packaging & Containers (Less Unfunded Loan Commitments of $65,977)	—	3,881,776	—	3,881,776
Pharmaceuticals	—	2,954,455	—	2,954,455
Real Estate Investment Trusts	—	3,935,115	—	3,935,115
Retail	—	11,516,980	—	11,516,980
Software	—	45,795,755	—	45,795,755
Sovereign	—	—	2,659,500	2,659,500
Telecommunications	—	4,170,348	—	4,170,348
Total Floating Rate Loans (Less Unfunded Loan Commitments of $65,977)	—	242,279,710	2,659,500	244,939,210
Total Agency Sponsored Mortgage-Backed Securities*	—	193,143,727	—	193,143,727
Total Asset-Backed Securities*	—	184,765,541	—	184,765,541
Total Foreign Government*	—	96,921,069	—	96,921,069
Total Convertible Preferred Stocks*	5,829,556	—	—	5,829,556
Common Stocks
Automobile Components	37,897	—	—	37,897
Chemicals	1,331	—	—	1,331
Diversified Consumer Services	925,328	—	—	925,328
Media	—	247,387	—	247,387
Oil, Gas & Consumable Fuels	—	—	27,990	27,990
Passenger Airlines	410,757	—	—	410,757
Total Common Stocks	1,375,313	247,387	27,990	1,650,690
Total Convertible Bonds*	—	423,585	—	423,585
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	20,530,191	—	20,530,191
Securities Lending Reinvestments
Short-Term Investment Funds	4,000,000	—	—	4,000,000
Certificates of Deposit	—	58,973,732	—	58,973,732
Commercial Paper	—	28,976,840	—	28,976,840
Repurchase Agreements	—	149,413,518	—	149,413,518
Total Securities Lending Reinvestments	4,000,000	237,364,090	—	241,364,090
Total Purchased Options at Value	—	130	—	130
Total Net Investments	$11,204,869	$2,084,732,001	$2,687,490	$2,098,624,360
Collateral for Securities Loaned (Liability)	$—	$(241,202,053)	$—	$(241,202,053)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,375,298	$—	$4,375,298
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,712,352)	—	(5,712,352)
Total Forward Contracts	$—	$(1,337,054)	$—	$(1,337,054)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$10,509,857	$—	$—	$10,509,857
Futures Contracts (Unrealized Depreciation)	(183,981)	—	—	(183,981)
Total Futures Contracts	$10,325,876	$—	$—	$10,325,876
Total Written Options*	$—	$0	$—	$0
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,316,978	$—	$2,316,978
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(2,002,347)	—	(2,002,347)
Total Centrally Cleared Swap Contracts	$—	$314,631	$—	$314,631
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$473,587	$—	$473,587
OTC Swap Contracts at Value (Liabilities)	—	(3,934,186)	—	(3,934,186)
Total OTC Swap Contracts	$—	$(3,460,599)	$—	$(3,460,599)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-391

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
See accompanying notes to financial statements.
BHFTII-392

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b) (c)	$2,098,624,360
Cash	2,017,471
Cash denominated in foreign currencies (d)	20,426,848
Cash collateral (e)	23,575,480
OTC swap contracts at market value (f)	473,587
Unrealized appreciation on forward foreign currency exchange contracts	4,375,298
Receivable for:
Investments sold	9,575,411
TBA securities sold	1,186,844
Fund shares sold	1,460,160
Principal paydowns	5,105
Interest	25,232,821
Variation margin on futures contracts	6,634,092
Prepaid expenses	14,738
Total Assets	2,193,602,215
Liabilities
Written options at value (g)	0
OTC swap contracts at market value	3,934,186
Unrealized depreciation on forward foreign currency exchange contracts	5,712,352
Collateral for securities loaned	241,202,053
Payable for:
Investments purchased	36,391,225
TBA securities purchased	35,578,096
Fund shares redeemed	507,770
Variation margin on centrally cleared swap contracts	41,129
Interest on OTC swap contracts	175,056
Accrued Expenses:
Management fees	807,413
Distribution and service fees	147,590
Deferred trustees’ fees	345,624
Other expenses	591,607
Total Liabilities	325,434,101
Net Assets	$1,868,168,114
Net Assets Consist of:
Paid in surplus	$2,476,393,919
Distributable earnings (Accumulated losses)	(608,225,805)
Net Assets	$1,868,168,114
Net Assets
Class A	$1,093,319,275
Class B	656,270,669
Class E	118,578,170
Capital Shares Outstanding*
Class A	106,174,695
Class B	64,407,851
Class E	11,584,039
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.30
Class B	10.19
Class E	10.24

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,123,490,613.
(b)	Investments at value is net of unfunded loan commitments of $65,977.
(c)	Includes securities loaned at value of $279,923,861.
(d)	Identified cost of cash denominated in foreign currencies was $19,826,472.
(e)	Includes collateral of $13,252,280 for futures contracts, $4,290,000 for OTC derivative contracts, and $6,033,200 for centrally cleared swap contracts.
(f)	Net premium paid on OTC swap contracts was $2,913.
(g)	Premiums received on written options were $41,752.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends	$202,775
Interest	74,825,414
Securities lending income	532,558
Total investment income	75,560,747
Expenses
Management fees	5,551,710
Administration fees	52,718
Custodian and accounting fees	119,987
Distribution and service fees—Class B	821,993
Distribution and service fees—Class E	90,394
Audit and tax services	52,100
Legal	22,722
Trustees’ fees and expenses	20,043
Shareholder reporting	77,221
Insurance	8,888
Miscellaneous	14,490
Total expenses	6,832,266
Less management fee waiver	(433,292)
Net expenses	6,398,974
Net Investment Income	69,161,773
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(21,379,495)
Purchased options	(217,749)
Futures contracts	(10,376,802)
Written options	233,610
Swap contracts	177,106
Foreign currency transactions	214,805
Forward foreign currency transactions	1,256,155
Net realized gain (loss)	(30,092,370)
Net change in unrealized appreciation (depreciation) on:
Investments	29,339,982
Purchased options	(27,122)
Futures contracts	21,655,748
Written options	(54,091)
Swap contracts	2,930,339
Foreign currency transactions	1,718,194
Forward foreign currency transactions	(4,336,095)
Net change in unrealized appreciation (depreciation)	51,226,955
Net realized and unrealized gain (loss)	21,134,585
Net Increase (Decrease) in Net Assets From Operations	$90,296,358
See accompanying notes to financial statements.
BHFTII-393

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$69,161,773	$159,162,441
Net realized gain (loss)	(30,092,370)	(54,754,927)
Net change in unrealized appreciation (depreciation)	51,226,955	(5,164,552)
Increase (decrease) in net assets from operations	90,296,358	99,242,962
From Distributions to Shareholders
Class A	(84,438,654)	(98,888,456)
Class B	(49,554,178)	(50,052,283)
Class E	(9,050,357)	(9,707,898)
Total distributions	(143,043,189)	(158,648,637)
Increase (decrease) in net assets from capital share transactions	(94,901,371)	(130,032,589)
Total increase (decrease) in net assets	(147,648,202)	(189,438,264)
Net Assets
Beginning of period	2,015,816,316	2,205,254,580
End of period	$1,868,168,114	$2,015,816,316

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	2,097,780	$22,648,692	2,001,113	$21,625,171
Reinvestments	8,319,079	84,438,654	9,628,866	98,888,456
Redemptions	(18,406,501)	(198,876,787)	(22,088,199)	(236,528,941)
Net increase (decrease)	(7,989,642)	$(91,789,441)	(10,458,220)	$(116,015,314)
Class B
Sales	1,295,448	$13,741,422	3,877,553	$41,432,613
Reinvestments	4,930,764	49,554,178	4,921,562	50,052,283
Redemptions	(5,888,421)	(62,756,099)	(9,050,888)	(96,207,240)
Net increase (decrease)	337,791	$539,501	(251,773)	$(4,722,344)
Class E
Sales	108,220	$1,144,885	424,221	$4,543,452
Reinvestments	896,963	9,050,357	950,823	9,707,898
Redemptions	(1,292,904)	(13,846,673)	(2,204,873)	(23,546,281)
Net increase (decrease)	(287,721)	$(3,651,431)	(829,829)	$(9,294,931)
Increase (decrease) derived from capital shares transactions		$(94,901,371)		$(130,032,589)
See accompanying notes to financial statements.
BHFTII-394

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.65	$10.98	$10.72	$13.73	$13.87	$13.81
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.39	0.81	0.78	0.65	0.62	0.68
Net realized and unrealized gain (loss)	0.12	(0.31)	0.21	(2.93)	(0.24)	0.20
Total income (loss) from investment operations	0.51	0.50	0.99	(2.28)	0.38	0.88
Less Distributions
Distributions from net investment income	(0.86)	(0.83)	(0.73)	(0.73)	(0.52)	(0.82)
Total distributions	(0.86)	(0.83)	(0.73)	(0.73)	(0.52)	(0.82)
Net Asset Value, End of Period	$10.30	$10.65	$10.98	$10.72	$13.73	$13.87
Total Return (%) (b)	4.80 (c)	4.88	9.64 (d)	(16.66)	2.82	6.92
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.61 (e)	0.61	0.61	0.60	0.60	0.60
Net ratio of expenses to average net assets (%) (f)	0.57 (e)	0.56	0.56	0.55	0.54	0.55
Ratio of net investment income (loss) to average net assets (%)	7.27 (e)	7.51	7.29	5.51	4.55	5.17
Portfolio turnover rate (%)	39 (c)(g)	53 (g)	47 (g)	28	69 (g)	66 (g)
Net assets, end of period (in millions)	$1,093.3	$1,215.6	$1,367.9	$1,387.4	$1,934.4	$1,971.5

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.53	$10.86	$10.62	$13.59	$13.73	$13.69
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.37	0.77	0.75	0.61	0.58	0.64
Net realized and unrealized gain (loss)	0.12	(0.30)	0.19	(2.89)	(0.23)	0.18
Total income (loss) from investment operations	0.49	0.47	0.94	(2.28)	0.35	0.82
Less Distributions
Distributions from net investment income	(0.83)	(0.80)	(0.70)	(0.69)	(0.49)	(0.78)
Total distributions	(0.83)	(0.80)	(0.70)	(0.69)	(0.49)	(0.78)
Net Asset Value, End of Period	$10.19	$10.53	$10.86	$10.62	$13.59	$13.73
Total Return (%) (b)	4.76 (c)(d)	4.57	9.22	(16.93)	2.61	6.61
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.86 (e)	0.86	0.86	0.85	0.85	0.85
Net ratio of expenses to average net assets (%) (f)	0.82 (e)	0.81	0.81	0.80	0.79	0.80
Ratio of net investment income (loss) to average net assets (%)	7.02 (e)	7.27	7.05	5.28	4.30	4.92
Portfolio turnover rate (%)	39 (c)(g)	53 (g)	47 (g)	28	69 (g)	66 (g)
Net assets, end of period (in millions)	$656.3	$674.6	$698.7	$689.6	$913.2	$879.8
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-395

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.58	$10.91	$10.66	$13.65	$13.79	$13.73
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.38	0.79	0.76	0.63	0.60	0.66
Net realized and unrealized gain (loss)	0.12	(0.31)	0.20	(2.91)	(0.24)	0.19
Total income (loss) from investment operations	0.50	0.48	0.96	(2.28)	0.36	0.85
Less Distributions
Distributions from net investment income	(0.84)	(0.81)	(0.71)	(0.71)	(0.50)	(0.79)
Total distributions	(0.84)	(0.81)	(0.71)	(0.71)	(0.50)	(0.79)
Net Asset Value, End of Period	$10.24	$10.58	$10.91	$10.66	$13.65	$13.79
Total Return (%) (b)	4.85 (c)(d)	4.65	9.30	(16.78)	2.68	6.77
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.76 (e)	0.76	0.76	0.75	0.75	0.75
Net ratio of expenses to average net assets (%) (f)	0.72 (e)	0.71	0.71	0.70	0.69	0.70
Ratio of net investment income (loss) to average net assets (%)	7.12 (e)	7.37	7.14	5.37	4.40	5.03
Portfolio turnover rate (%)	39 (c)(g)	53 (g)	47 (g)	28	69 (g)	66 (g)
Net assets, end of period (in millions)	$118.6	$125.6	$138.6	$143.3	$198.3	$215.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 27%, 52%, 46%, 69%, and 63% for the six months ended, June 30, 2025, and for the years ended December 31, 2024, 2023, 2021, and 2020, respectively.

See accompanying notes to financial statements.
BHFTII-396

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
U.S. Treasury & Government Agencies—52.1% of Net Assets

Security Description	Principal Amount*	Value

Federal Agencies — 32.7%
Federal Farm Credit Banks Funding Corp.
0.460%, 11/03/25	10,000,000	$9,866,583
0.590%, 02/17/26	7,900,000	7,720,000
1.050%, 11/17/25	10,000,000	9,873,373
1.240%, 09/03/30	8,000,000	6,948,902
1.680%, 09/17/35	1,195,000	902,499
2.600%, 04/05/27	10,000,000	9,773,918
2.700%, 10/26/27	10,000,000	9,740,781
4.750%, 05/02/31	8,000,000	8,326,577
5.480%, 06/27/42	3,000,000	2,945,867
Federal Home Loan Banks
0.375%, 09/04/25	15,000,000	14,893,314
1.000%, 03/23/26	9,979,125	9,751,079
1.020%, 02/24/27	9,990,000	9,531,081
1.250%, 10/26/26	15,000,000	14,478,281
1.750%, 09/12/25	10,000,000	9,945,583
2.250%, 03/04/36	15,000,000	11,799,843
4.000%, 08/28/25	10,000,000	9,992,752
4.000%, 03/10/27	2,500,000	2,509,392
4.125%, 01/15/27 (a)	4,000,000	4,019,740
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	7,443,000	6,291,940
Zero Coupon, 12/17/29	5,562,000	4,670,365
Zero Coupon, 09/15/36	10,000,000	5,881,177
Zero Coupon, 12/15/36	24,765,000	14,329,991
Federal Home Loan Mortgage Corp. Coupon STRIPS
Zero Coupon, 07/15/28	5,400,000	4,805,736
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 07/15/32	9,000,000	6,682,086
Federal National Mortgage Association Principal STRIPS
Zero Coupon, 05/15/30	30,000,000	24,744,371
Resolution Funding Corp. Interest STRIPS
Zero Coupon, 01/15/26	14,517,000	14,198,373
Zero Coupon, 07/15/26	4,230,000	4,051,272
Zero Coupon, 04/15/28	10,000,000	8,971,718
Zero Coupon, 07/15/29	14,000,000	11,929,609
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 01/15/30	51,000,000	42,557,700
Zero Coupon, 04/15/30	69,000,000	56,895,736
Tennessee Valley Authority
3.875%, 03/15/28	15,000,000	15,045,210
4.875%, 05/15/35 (a)	20,000,000	20,440,917
U.S. Department of Housing & Urban Development
2.738%, 08/01/25	6,000,000	5,989,573
U.S. International Development Finance Corp.
1.110%, 05/15/29	8,000,000	7,507,777
3.540%, 06/15/30	5,882,666	5,780,542
		413,793,658
U.S. Treasury — 19.4%
U.S. Treasury Inflation-Indexed Notes
0.125%, 01/15/30 (b)	13,215,232	12,471,179
1.625%, 10/15/27 (b)	16,242,300	16,444,468
1.875%, 07/15/34 (b)	10,222,400	10,230,238
2.125%, 01/15/35 (b)	9,147,600	9,296,834
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.125%, 08/31/30	37,500,000	$38,041,992
4.125%, 10/31/31	28,000,000	28,292,031
4.250%, 01/31/26	50,000,000	49,998,047
4.500%, 05/15/27	80,000,000	81,053,125
		245,827,914
Total U.S. Treasury & Government Agencies (Cost $671,633,133)		659,621,572

Agency Sponsored Mortgage-Backed Securities—42.1%
Agency Collateralized Mortgage Obligations — 4.1%
Federal Home Loan Mortgage Corp. REMICS
2.000%, 01/25/51 (c)	1,430,004	197,368
2.000%, 02/25/51 (c)	3,298,132	436,331
2.000%, 03/25/51 (c)	5,755,552	750,112
2.500%, 05/25/50 (c)	634,608	102,272
2.500%, 01/25/51 (c)	20,201,576	3,415,208
2.500%, 04/25/51 (c)	1,456,518	234,358
2.500%, 10/25/51 (c)	2,726,505	412,042
2.500%, 12/25/51 (c)	4,124,587	537,400
3.000%, 01/25/50 (c)	1,139,152	188,739
3.000%, 11/25/50 (c)	1,056,010	171,190
3.000%, 07/25/51 (c)	1,235,924	253,083
3.000%, 11/25/51 (c)	1,289,008	185,425
3.500%, 04/25/52 (c)	1,308,330	224,881
4.000%, 11/25/49 (c)	525,741	89,057
4.000%, 02/25/50 (c)	936,745	199,454
4.500%, 04/15/32	76,117	76,374
4.500%, 10/25/49 (c)	862,379	197,200
4.500%, 06/25/50 (c)	2,698,604	640,908
4.500%, 12/25/50 (c)	1,689,386	400,270
4.500%, 11/25/51 (c)	1,308,628	285,546
5.605%, SOFR30A + 1.300%, 12/25/54 (d)	1,390,869	1,389,346
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.555%, SOFR30A + 1.250%, 05/25/44 (144A) (d)	726,706	729,770
5.605%, SOFR30A + 1.300%, 02/25/42 (144A) (d)	108,872	108,940
5.805%, SOFR30A + 1.500%, 10/25/41 (144A) (d)	2,085,279	2,093,164
6.405%, SOFR30A + 2.100%, 10/25/33 (144A) (d)	831,035	847,308
6.605%, SOFR30A + 2.300%, 08/25/33 (144A) (d)	1,256,993	1,282,348
6.705%, SOFR30A + 2.400%, 02/25/42 (144A) (d)	3,420,000	3,479,439
7.655%, SOFR30A + 3.350%, 05/25/42 (144A) (d)	620,000	644,257
Federal Home Loan Mortgage Corp. STRIPS
2.000%, 03/25/52 (c)	710,157	96,442
4.000%, 11/15/52 (c)	445,468	112,960
Federal National Mortgage Association Connecticut Avenue Securities Trust
6.105%, SOFR30A + 1.800%, 01/25/44 (144A) (d)	1,950,000	1,970,496
Federal National Mortgage Association Interest STRIPS
2.000%, 03/25/50 (c)	2,238,399	288,653
2.000%, 10/25/52 (c)	4,860,903	629,846
3.500%, 11/25/41 (c)	488,127	80,815
4.000%, 04/25/42 (c)	701,695	130,851
4.500%, 11/25/39 (c)	392,089	67,352
4.500%, 10/25/53 (c)	2,694,188	623,815
See accompanying notes to financial statements.
BHFTII-397

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal National Mortgage Association REMICS
Zero Coupon, 03/25/42 (e)	82,272	$74,642
1.730%, -1x SOFR30A + 6.036%, 03/25/42 (c) (d)	1,338,291	76,783
1.730%, -1x SOFR30A + 6.036%, 12/25/42 (c) (d)	200,077	24,532
2.000%, 10/25/50 (c)	4,436,279	573,816
2.130%, -1x SOFR30A + 6.436%, 10/25/41 (c) (d)	1,040,047	85,181
2.230%, -1x SOFR30A + 6.536%, 03/25/42 (c) (d)	323,603	25,436
2.500%, 10/25/47 (c)	735,009	106,816
2.500%, 12/25/47 (c)	771,959	109,964
2.500%, 04/25/48 (c)	760,554	113,186
2.500%, 08/25/50 (c)	9,726,236	1,623,168
2.500%, 09/25/50 (c)	642,454	107,841
2.500%, 12/25/50 (c)	709,389	100,110
2.500%, 02/25/51 (c)	1,937,368	286,290
2.500%, 09/25/51 (c)	801,644	88,568
2.500%, 10/25/51 (c)	1,846,673	305,175
3.000%, 08/25/50 (c)	1,292,884	209,753
3.000%, 02/25/51 (c)	593,173	101,110
3.000%, 10/25/51 (c)	2,965,799	528,512
3.500%, 10/25/48	27,985	25,966
3.500%, 09/25/50 (c)	1,691,565	272,885
3.500%, 03/25/51 (c)	486,734	106,928
4.000%, 07/25/50 (c)	448,029	89,562
4.000%, 11/25/51 (c)	916,072	194,593
5.500%, 07/25/41	2,275,210	2,343,878
5.500%, 04/25/42	493,162	507,267
6.000%, 05/25/42	288,162	303,605
6.500%, 06/25/39	4,686	4,800
6.500%, 07/25/42	566,841	600,687
Federal National Mortgage Association REMICS Trust
4.915%, 01/25/43 (d)	86,328	84,840
Government National Mortgage Association REMICS
0.971%, 06/16/61 (c) (d)	3,161,120	220,967
1.674%, -1x 1M TSFR + 5.986%, 08/16/42 (c) (d)	285,619	30,833
2.000%, 01/20/52	144,205	118,662
2.500%, 06/20/51 (c)	972,933	94,824
3.000%, 07/20/49	459,620	408,594
3.000%, 09/20/50 (c)	1,381,270	203,784
3.000%, 07/20/51 (c)	800,332	112,633
4.000%, 08/20/47 (c)	1,648,103	288,761
4.000%, 08/20/48	36,041	34,425
4.500%, 10/20/47 (c)	1,196,553	214,939
4.826%, 1M TSFR + 0.494%, 12/20/60 (d)	2,363,991	2,364,725
4.846%, 1M TSFR + 0.514%, 12/20/60 (d)	610,039	610,436
4.846%, 1M TSFR + 0.514%, 08/20/70 (d)	21,719	21,717
4.876%, 1M TSFR + 0.544%, 10/20/64 (d)	1,313,865	1,315,182
4.896%, 1M TSFR + 0.564%, 07/20/70 (d)	5,089,652	5,024,359
4.926%, 1M TSFR + 0.594%, 03/20/61 (d)	429,942	430,599
4.946%, 1M TSFR + 0.614%, 12/20/60 (d)	4,632,008	4,641,329
4.946%, 1M TSFR + 0.614%, 07/20/70 (d)	339,724	336,269
5.183%, 12M TSFR + 0.965%, 10/20/68 (d)	1,089,182	1,097,636
5.596%, 1M TSFR + 1.264%, 05/20/70 (d)	988,608	1,001,956
5.696%, 1M TSFR + 1.364%, 04/20/70 (d)	64,490	65,538
		51,287,082
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities — 38.0%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	3,382,206	$2,801,291
1.500%, 07/01/41	2,484,477	2,060,413
1.500%, 10/01/41	601,893	497,193
1.500%, 11/01/41	76,070	62,814
2.000%, 09/01/40	318,661	275,945
2.000%, 10/01/40	1,981,953	1,719,588
2.000%, 03/01/41	3,105,266	2,674,717
2.000%, 06/01/41	209,150	180,388
2.000%, 07/01/41	1,994,908	1,720,778
2.000%, 08/01/41	1,439,211	1,240,981
2.000%, 09/01/41	2,936,628	2,521,394
2.000%, 11/01/41	1,191,825	1,027,291
2.000%, 12/01/41	2,869,025	2,469,372
2.000%, 01/01/42	2,153,010	1,853,313
2.000%, 02/01/42	384,149	329,960
2.000%, 04/01/42	79,157	67,781
2.000%, 05/01/42	452,494	389,507
2.000%, 08/01/42	2,229,623	1,915,108
2.000%, 06/01/50	8,066,211	6,448,613
2.000%, 11/01/50	749,914	603,829
2.000%, 02/01/51	1,924,019	1,544,664
2.000%, 03/01/51	2,004,928	1,612,167
2.000%, 04/01/51	1,701,570	1,370,906
2.000%, 05/01/51	3,134,795	2,513,972
2.000%, 06/01/51	2,423,653	1,943,281
2.000%, 11/01/51	453,584	364,976
2.000%, 02/01/52	82,952	66,746
2.500%, 04/01/41	123,848	111,015
2.500%, 04/01/42	1,254,583	1,111,820
2.500%, 10/01/50	951,581	806,764
2.500%, 11/01/50	3,081,936	2,605,022
2.500%, 12/01/50	3,431,330	2,892,891
2.500%, 01/01/51	32,141	27,010
2.500%, 03/01/51	189,943	160,767
2.500%, 05/01/51	139,685	119,064
2.500%, 07/01/51	3,985,686	3,341,089
2.500%, 08/01/51	2,579,899	2,166,573
2.500%, 09/01/51	1,294,699	1,089,603
2.500%, 11/01/51	741,996	627,953
2.500%, 01/01/52	11,813,689	9,948,096
2.500%, 02/01/52	1,029,045	863,946
2.500%, 03/01/52	545,394	459,128
2.577%, 5Y H15 + 1.288%, 03/01/47 (d)	195,843	187,529
3.000%, 09/01/32	118,100	114,820
3.000%, 04/01/38	277,520	261,628
3.000%, 10/01/46	216,313	192,748
3.000%, 04/01/47	395,750	351,345
3.000%, 09/01/48	884,669	789,335
3.000%, 09/01/49	2,717,623	2,402,638
3.000%, 11/01/49	591,563	523,364
3.000%, 01/01/50	39,232	34,771
3.000%, 03/01/50	52,050	46,161
3.000%, 05/01/50	150,605	133,916
3.000%, 03/01/52	474,391	414,917
3.000%, 04/01/52	698,894	611,273
See accompanying notes to financial statements.
BHFTII-398

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 08/01/52	5,353,081	$4,711,772
3.008%, 1Y RFUCCT + 1.627%, 11/01/48 (d)	2,593,598	2,543,135
3.102%, 1Y RFUCCT + 1.621%, 02/01/50 (d)	1,295,125	1,295,012
3.500%, 04/01/33	1,067,354	1,051,916
3.500%, 01/01/38	1,457,399	1,402,422
3.500%, 10/01/42	328,619	305,838
3.500%, 02/01/44	126,827	118,032
3.500%, 06/01/46	207,874	192,752
3.500%, 03/01/47	163,878	151,275
3.500%, 07/01/47	3,256,204	2,989,235
3.500%, 04/01/52	1,394,040	1,270,032
3.515%, 1Y RFUCCT + 1.619%, 11/01/47 (d)	691,904	702,896
4.000%, 04/01/43	453,506	434,247
4.000%, 07/01/43	1,133,717	1,092,809
4.000%, 08/01/43	1,006,438	963,624
4.000%, 07/01/50	352,572	335,051
4.500%, 06/01/38	330,971	329,997
4.500%, 04/01/47	221,329	214,592
4.500%, 05/01/47	234,859	228,848
4.500%, 06/01/47	364,225	355,588
4.500%, 04/01/49	185,835	180,918
4.500%, 06/01/52	3,426,411	3,297,595
4.500%, 05/01/53	1,224,681	1,187,013
4.500%, 07/01/53	3,889,043	3,771,349
5.000%, 08/01/33	6,192	6,229
5.000%, 06/01/41	813,191	817,119
5.000%, 04/01/44	15,912	15,953
5.000%, 07/01/52	1,551,304	1,527,680
5.000%, 09/01/52	240,424	236,797
5.000%, 10/01/52	3,223,285	3,188,887
5.000%, 12/01/52	312,056	306,694
5.000%, 01/01/53	891,435	880,810
5.000%, 03/01/53	485,382	479,166
5.000%, 04/01/53	691,804	680,618
5.000%, 05/01/53	1,059,516	1,046,060
5.500%, 04/01/53	781,206	783,304
5.500%, 07/01/53	330,310	331,896
5.500%, 08/01/53	2,647,226	2,660,372
5.500%, 09/01/53	435,322	437,930
5.500%, 11/01/53	2,287,949	2,292,098
5.500%, 04/01/54	356,273	360,113
6.000%, 07/01/41	163,253	171,110
6.000%, 07/01/53	159,954	164,162
6.000%, 09/01/53	832,718	853,659
6.000%, 04/01/54	1,817,699	1,860,249
6.000%, 05/01/54	933,162	956,247
6.000%, 06/01/54	889,603	905,235
6.000%, 07/01/54	643,974	658,064
6.000%, 02/01/55	497,682	506,555
6.500%, 09/01/39	66,469	69,931
6.500%, 07/01/53	159,506	166,679
6.500%, 10/01/53	3,016,584	3,147,159
6.500%, 12/01/53	74,344	77,101
6.500%, 02/01/54	715,305	741,565
6.500%, 04/01/54	710,469	735,553
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
8.000%, 09/01/30	449	$469
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.502%, 12/25/28 (c) (d)	60,877,579	692,446
0.635%, 01/25/34 (c) (d)	51,994,983	1,503,492
0.651%, 01/25/29 (c) (d)	83,039,298	1,345,668
0.817%, 09/25/27 (c) (d)	16,488,032	223,179
0.932%, 11/25/30 (c) (d)	31,500,966	1,141,217
0.962%, 11/25/30 (c) (d)	75,785,324	2,870,468
3.291%, 03/25/27	4,670,000	4,615,838
Federal National Mortgage Association
1.500%, 04/01/41	353,354	292,941
1.500%, 11/01/41	3,113,481	2,559,358
1.500%, 03/01/42	1,337,860	1,101,007
2.000%, 08/01/40	58,842	51,735
2.000%, 10/01/40	3,667,267	3,202,329
2.000%, 11/01/41	3,439,984	2,947,328
2.000%, 12/01/41	448,109	385,737
2.000%, 02/01/42	3,101,321	2,666,729
2.000%, 04/01/42	1,105,882	948,855
2.000%, 05/01/42	1,647,030	1,405,161
2.000%, 06/01/42	3,240,802	2,783,644
2.000%, 08/01/42	2,005,734	1,727,079
2.000%, 06/01/50	4,774,778	3,817,243
2.000%, 08/01/50	106,167	85,307
2.000%, 09/01/50	55,516	44,641
2.000%, 01/01/51	5,207,747	4,189,177
2.000%, 02/01/51	1,962,057	1,576,289
2.000%, 03/01/51	5,101,986	4,103,915
2.000%, 04/01/51	651,232	523,715
2.000%, 08/01/51	854,251	682,591
2.000%, 10/01/51	1,698,102	1,365,986
2.000%, 02/01/52	842,708	677,935
2.000%, 03/01/52	2,249,092	1,811,308
2.500%, 10/01/40	2,390,631	2,172,358
2.500%, 03/01/41	388,206	347,985
2.500%, 04/01/41	668,522	598,979
2.500%, 05/01/41	1,546,616	1,383,800
2.500%, 03/01/42	2,511,425	2,237,383
2.500%, 04/01/42	232,519	204,483
2.500%, 05/01/42	157,310	139,360
2.500%, 06/01/50	369,919	310,734
2.500%, 10/01/50	1,326,224	1,106,627
2.500%, 11/01/50	358,255	301,578
2.500%, 12/01/50	122,356	102,937
2.500%, 01/01/51	264,778	222,790
2.500%, 02/01/51	157,632	132,639
2.500%, 03/01/51	319,256	269,126
2.500%, 04/01/51	508,681	429,744
2.500%, 05/01/51	1,391,721	1,156,814
2.500%, 06/01/51	2,204,738	1,856,673
2.500%, 07/01/51	2,116,681	1,789,000
2.500%, 08/01/51	696,036	586,155
2.500%, 09/01/51	1,914,430	1,615,011
2.500%, 10/01/51	2,805,835	2,357,259
See accompanying notes to financial statements.
BHFTII-399

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.500%, 11/01/51	1,223,423	$1,032,620
2.500%, 12/01/51	5,667,467	4,765,974
2.500%, 01/01/52	3,013,859	2,532,214
2.500%, 02/01/52	2,585,705	2,176,103
2.500%, 03/01/52	2,513,398	2,112,607
2.500%, 04/01/52	311,481	261,271
2.500%, 09/01/61	4,414,912	3,504,575
3.000%, 07/01/35	313,996	297,824
3.000%, 02/01/36	506,152	480,778
3.000%, 04/01/36	376,894	358,133
3.000%, 07/01/36	805,961	764,499
3.000%, 08/01/36	4,191,430	3,974,324
3.000%, 10/01/36	1,673,901	1,585,582
3.000%, 12/01/36	1,390,996	1,316,811
3.000%, 12/01/37	315,313	296,937
3.000%, 06/01/38	424,495	401,923
3.000%, 09/01/42	879,833	797,201
3.000%, 06/01/43	139,038	125,091
3.000%, 07/01/43	338,974	304,973
3.000%, 10/01/43	313,616	282,094
3.000%, 01/01/45	282,426	254,492
3.000%, 08/01/46	303,007	269,249
3.000%, 09/01/46	222,355	197,536
3.000%, 02/01/47	66,790	60,277
3.000%, 08/01/47	32,962	29,464
3.000%, 11/01/48	3,030,662	2,692,472
3.000%, 01/01/50	77,441	68,860
3.000%, 02/01/50	9,013,771	7,994,649
3.000%, 03/01/50	4,794,182	4,236,133
3.000%, 08/01/50	288,900	253,914
3.000%, 11/01/50	396,107	349,747
3.000%, 06/01/51	306,143	270,940
3.000%, 08/01/51	1,529,030	1,349,923
3.000%, 09/01/51	267,878	234,148
3.000%, 11/01/51	347,394	305,289
3.000%, 12/01/51	563,456	495,044
3.000%, 01/01/52	1,222,063	1,073,804
3.000%, 03/01/52	3,708,076	3,267,235
3.000%, 05/01/52	249,672	216,415
3.000%, 06/01/52	5,164,515	4,511,487
3.500%, 12/01/34	91,519	88,974
3.500%, 01/01/35	62,034	60,289
3.500%, 02/01/37	115,918	111,968
3.500%, 03/01/37	71,452	69,273
3.500%, 12/01/37	119,540	114,379
3.500%, 08/01/39	118,195	113,919
3.500%, 02/01/40	477,314	457,667
3.500%, 06/01/42	1,979,453	1,864,076
3.500%, 08/01/42	2,168,719	2,018,395
3.500%, 09/01/42	158,633	147,637
3.500%, 10/01/42	1,139,599	1,060,602
3.500%, 12/01/42	135,483	127,082
3.500%, 03/01/43	796,372	749,609
3.500%, 12/01/46	1,311,284	1,225,891
3.500%, 03/01/47	113,020	103,981
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.500%, 11/01/48	330,803	$306,457
3.500%, 06/01/49	8,236,905	7,582,897
3.500%, 03/01/50	127,977	116,961
3.500%, 01/01/52	658,818	601,947
3.500%, 03/01/52	1,109,745	1,011,834
3.500%, 05/01/52	2,635,002	2,408,458
4.000%, 02/01/40	265,445	256,817
4.000%, 06/01/42	1,708,636	1,650,268
4.000%, 07/01/42	538,045	519,381
4.000%, 10/01/42	607,885	583,603
4.000%, 11/01/42	412,765	396,278
4.000%, 05/01/43	4,469,764	4,314,288
4.000%, 07/01/43	15,595	14,914
4.000%, 08/01/43	377,663	361,175
4.000%, 10/01/43	2,331,247	2,244,347
4.000%, 05/01/48	2,762,721	2,615,419
4.000%, 10/01/48	184,619	173,943
4.230%, 10/01/32	100,000	98,484
4.500%, 11/01/31	121,432	122,018
4.500%, 12/01/31	158,884	159,514
4.500%, 10/01/44	436,805	431,007
4.500%, 01/01/45	33,117	32,524
4.500%, 06/01/47	137,145	133,756
4.500%, 07/01/47	502,042	488,966
4.500%, 08/01/47	37,807	36,927
4.500%, 06/01/48	177,100	172,864
4.500%, 07/01/48	379,091	368,632
4.500%, 08/01/48	620,338	603,159
4.500%, 11/01/48	319,284	310,442
4.500%, 02/01/49	133,613	129,866
4.500%, 08/01/49	138,512	134,898
4.500%, 09/01/49	1,681,630	1,635,161
4.500%, 11/01/49	489,533	478,049
4.500%, 04/01/50	90,382	86,934
4.500%, 07/01/52	1,111,618	1,073,349
4.500%, 09/01/53	1,055,358	1,028,336
4.500%, 08/01/58	645,040	617,271
4.500%, 01/01/59	1,355,777	1,293,638
5.000%, 01/01/39	2,477	2,511
5.000%, 12/01/39	4,003	4,052
5.000%, 05/01/40	12,511	12,666
5.000%, 07/01/40	8,896	9,006
5.000%, 11/01/40	222,063	224,824
5.000%, 01/01/41	13,600	13,551
5.000%, 02/01/41	16,677	16,904
5.000%, 04/01/41	21,944	22,163
5.000%, 05/01/41	510,956	517,313
5.000%, 06/01/41	43,446	43,843
5.000%, 12/01/47	1,002,965	1,019,141
5.000%, 06/01/52	374,100	370,103
5.000%, 07/01/52	1,118,685	1,111,871
5.000%, 10/01/52	532,047	523,039
5.000%, 11/01/52	548,584	540,337
5.000%, 01/01/53	412,284	408,539
5.000%, 02/01/53	85,284	84,001
See accompanying notes to financial statements.
BHFTII-400

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.000%, 06/01/53	718,065	$710,335
5.000%, 07/01/53	652,548	647,956
5.500%, 08/01/52	139,100	139,592
5.500%, 10/01/52	153,296	153,798
5.500%, 11/01/52	1,707,118	1,718,518
5.500%, 07/01/53	1,180,061	1,189,500
5.500%, 08/01/53	929,852	935,200
5.500%, 06/01/54	366,483	368,714
6.000%, 07/01/41	139,993	146,746
6.000%, 12/01/52	1,051,004	1,071,147
6.000%, 03/01/53	682,941	700,462
6.000%, 06/01/53	4,791,763	4,909,690
6.000%, 07/01/53	232,418	239,690
6.000%, 11/01/53	525,178	537,883
6.000%, 03/01/54	1,746,375	1,780,326
6.000%, 05/01/54	1,368,909	1,393,558
6.500%, 03/01/26	71	73
6.500%, 04/01/29	11,285	11,778
6.500%, 05/01/32	1,985	2,039
6.500%, 04/01/53	134,240	139,678
6.500%, 10/01/53	1,203,727	1,248,582
6.500%, 12/01/53	1,341,606	1,391,367
6.500%, 03/01/54	959,205	995,637
6.500%, 04/01/54	1,964,379	2,041,137
7.000%, 11/01/37	11,297	11,910
7.000%, 12/01/37	5,373	5,665
7.000%, 02/01/38	2,043	2,154
7.000%, 11/01/38	24,152	25,463
8.000%, 05/01/28	141	141
8.000%, 07/01/32	512	524
Government National Mortgage Association
Zero Coupon, 09/16/46 (c) (d)	7,052,754	71
0.051%, 10/16/54 (c) (d)	9,912,671	8,990
0.161%, 02/16/48 (c) (d)	739,518	3,038
0.188%, 04/16/54 (c) (d)	5,915,066	5,510
0.524%, 11/16/56 (c) (d)	8,397,003	244,533
0.558%, 12/16/58 (c) (d)	6,218,730	185,779
0.588%, 09/16/55 (c) (d)	5,630,196	129,125
0.614%, 10/16/58 (c) (d)	10,208,998	347,763
0.619%, 03/16/60 (c) (d)	1,363,505	52,424
0.640%, 02/16/61 (c) (d)	1,309,860	62,081
0.704%, 12/16/59 (c) (d)	25,487,840	1,098,579
0.816%, 04/16/61 (c) (d)	4,850,752	287,116
0.833%, 02/16/63 (c) (d)	3,209,295	192,964
0.884%, 06/16/62 (c) (d)	3,563,877	188,088
0.965%, 05/16/62 (c) (d)	3,436,691	194,377
0.981%, 07/16/63 (c) (d)	2,892,129	201,652
1.000%, 07/16/60	519,991	365,343
1.112%, 01/16/61 (c) (d)	4,343,571	347,215
1.113%, 06/16/61 (c) (d)	2,830,198	230,872
1.144%, 06/16/61 (c) (d)	5,091,814	417,453
1.168%, 04/16/62 (c) (d)	2,975,171	237,517
1.271%, 09/16/60 (c) (d)	2,730,073	247,206
1.330%, 06/16/63 (c) (d)	2,578,662	236,915
1.432%, 06/16/61 (c) (d)	1,995,734	193,385
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
1.500%, 06/16/63	2,524,745	$1,837,010
1.600%, 09/16/63 (c) (d)	3,271,734	380,883
1.615%, 05/16/60 (c) (d)	4,295,468	473,421
2.000%, 08/20/50	108,328	88,262
2.000%, 02/20/51	6,916,427	5,524,240
2.000%, 03/20/51	2,867,344	2,298,294
2.000%, 04/20/51	1,630,355	1,293,657
2.500%, 10/20/49	319,121	272,911
2.500%, 04/20/51	3,471,419	2,951,505
2.500%, 06/20/51	72,463	61,147
2.500%, 08/20/51	70,713	59,691
2.500%, 10/20/51	288,082	243,327
2.500%, 12/20/51	148,074	124,906
2.500%, 08/20/52	4,485,899	3,826,912
3.000%, 09/15/42	251,336	227,993
3.000%, 10/15/42	1,346,970	1,220,856
3.000%, 11/15/42	496,068	443,933
3.000%, 11/20/46	136,759	122,630
3.000%, 09/20/47	43,449	38,890
3.000%, 11/20/47	91,957	82,308
3.000%, 12/20/47	582,545	521,365
3.000%, 01/20/50	536,626	467,580
3.000%, 02/20/51	85,863	76,194
3.000%, 06/20/51	940,302	826,872
3.000%, 09/20/51	4,202,956	3,722,171
3.000%, 11/20/51	673,766	592,050
3.000%, 01/20/52	86,440	75,632
3.000%, 02/20/52	2,125,987	1,869,378
3.000%, 03/20/52	1,533,726	1,346,793
3.000%, 04/20/52	1,824,470	1,594,692
3.500%, 06/20/44	521,995	484,014
3.500%, 03/20/45	41,190	38,350
3.500%, 01/20/46	109,395	101,808
3.500%, 03/20/46	573,982	532,752
3.500%, 04/20/46	302,463	281,483
3.500%, 05/20/46	140,152	130,430
3.500%, 06/20/46	239,682	222,932
3.500%, 07/20/46	145,231	135,014
3.500%, 09/20/46	13,281	12,332
3.500%, 05/20/47	1,919,263	1,775,209
3.500%, 02/20/48	846,405	772,034
3.500%, 06/15/48	1,640,765	1,532,215
3.500%, 09/20/48	361,322	333,253
3.500%, 02/20/49	11,449	10,571
3.500%, 10/20/49	81,953	74,544
3.500%, 01/20/50	740,316	678,435
3.500%, 02/20/50	129,224	117,544
3.500%, 05/15/50	271,770	248,210
3.500%, 07/20/50	142,259	130,299
3.500%, 02/20/52	1,286,438	1,174,861
3.500%, 03/20/52	423,266	378,712
3.500%, 06/20/52	392,576	352,220
4.000%, 09/20/45	99,669	94,322
4.000%, 11/20/45	2,247,043	2,115,026
4.000%, 08/20/46	1,565,796	1,483,248
See accompanying notes to financial statements.
BHFTII-401

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.000%, 06/20/47	684,182	$644,932
4.000%, 07/20/47	115,855	109,232
4.000%, 11/20/47	329,675	310,761
4.000%, 12/20/47	128,625	121,119
4.000%, 02/20/48	129,064	121,479
4.000%, 03/20/48	918,905	866,173
4.000%, 04/20/48	112,376	105,650
4.000%, 05/20/48	93,216	88,097
4.000%, 08/20/48	1,277,047	1,203,376
4.000%, 09/20/48	355,255	334,866
4.000%, 03/20/49	194,649	183,481
4.000%, 04/20/49	169,264	160,648
4.000%, 11/20/49	58,102	54,553
4.000%, 01/20/50	90,051	82,886
4.000%, 02/20/50	79,769	74,898
4.000%, 03/15/50	25,514	23,953
4.000%, 03/20/50	57,174	53,683
4.000%, 04/20/50	327,433	305,874
4.000%, 06/20/52	559,636	522,670
4.500%, 01/20/40	156,441	155,227
4.500%, 05/20/40	196,665	195,139
4.500%, 09/20/40	4,277	4,241
4.500%, 01/20/41	36,388	36,106
4.500%, 07/20/41	243,184	241,297
4.500%, 08/20/47	230,422	224,940
4.500%, 04/20/48	332,750	324,829
4.500%, 05/20/48	619,280	604,538
4.500%, 06/20/48	612,681	597,591
4.500%, 07/20/48	46,141	44,967
4.500%, 08/20/48	1,553,406	1,513,229
4.500%, 09/20/48	134,770	131,229
4.500%, 10/20/48	324,117	315,468
4.500%, 12/20/48	149,695	146,292
4.500%, 01/20/49	1,258,840	1,229,785
4.500%, 02/20/49	460,900	450,096
4.500%, 03/20/49	1,198,718	1,170,619
4.500%, 04/20/49	149,980	146,472
4.500%, 02/20/50	204,773	198,975
4.500%, 03/20/50	130,061	126,285
4.500%, 12/20/50	196,457	190,713
4.500%, 08/20/52	814,680	782,684
4.500%, 09/20/52	1,014,772	975,533
5.000%, 07/20/40	152,245	154,116
5.000%, 05/20/48	100,846	100,660
5.000%, 10/20/48	529,596	529,708
5.000%, 11/20/48	285,495	284,925
5.000%, 03/20/49	63,254	63,118
5.000%, 04/20/49	53,743	53,729
5.000%, 09/20/49	90,773	90,606
5.000%, 11/20/49	137,414	137,160
5.000%, 12/20/49	91,998	91,828
5.000%, 01/20/50	241,325	240,881
5.000%, 04/20/50	53,662	53,563
5.000%, 09/20/52	402,064	397,845
5.000%, 01/20/53	718,584	711,503
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
5.000%, 08/20/53	2,213,882	$2,188,176
5.500%, 06/15/36	107,287	111,844
5.500%, 11/20/52	1,338,634	1,353,076
5.500%, 02/20/53	1,381,339	1,387,394
5.500%, 03/20/53	2,153,289	2,167,689
5.500%, 04/20/53	2,677,384	2,694,913
5.500%, 05/20/53	909,089	911,679
5.500%, 07/20/53	589,863	596,002
5.500%, 08/20/53	3,265,898	3,291,894
6.000%, 03/15/33	261,840	267,647
6.000%, 11/20/34	411	429
6.000%, 06/20/35	636	664
6.000%, 07/20/36	32,057	33,957
6.000%, 09/20/36	1,538	1,606
6.000%, 07/20/38	93,088	99,370
6.000%, 09/20/38	224,584	239,553
6.000%, 06/20/39	1,151	1,205
6.000%, 05/20/40	17,441	18,207
6.000%, 06/20/40	54,815	57,305
6.000%, 08/20/40	33,167	34,665
6.000%, 09/20/40	81,570	85,402
6.000%, 10/20/40	33,929	35,418
6.000%, 11/20/40	60,979	62,900
6.000%, 01/20/41	36,524	37,877
6.000%, 03/20/41	211,825	221,339
6.000%, 07/20/41	51,887	54,162
6.000%, 12/20/41	27,428	28,717
6.000%, 07/20/53	1,210,540	1,242,764
6.000%, 09/20/53	1,056,297	1,084,556
6.000%, 01/20/54	571,157	589,970
6.000%, 02/20/54	1,220,520	1,257,947
6.500%, 08/15/34	51,889	53,070
6.500%, 10/20/37	87,958	95,652
6.500%, 09/20/53	284,282	296,333
6.500%, 11/20/53	207,534	216,046
6.500%, 01/20/54	922,866	959,989
7.500%, 09/15/29	243	244
Government National Mortgage Association, TBA
3.000%, TBA (f)	5,400,000	4,775,540
3.500%, TBA (f)	2,400,000	2,181,680
5.000%, TBA (f)	7,500,000	7,366,104
5.500%, TBA (f)	100,000	100,131
6.000%, TBA (f)	700,000	710,225
Uniform Mortgage-Backed Security, TBA
2.500%, TBA (f)	3,100,000	2,569,809
3.000%, TBA (f)	8,900,000	7,699,751
4.500%, TBA (f)	8,100,000	7,747,014
5.000%, TBA (f)	5,100,000	4,997,491
5.500%, TBA (f)	17,100,000	17,096,088
6.000%, TBA (f)	8,800,000	8,941,881
6.500%, TBA (f)	100,000	103,248
		480,887,770
Total Agency Sponsored Mortgage-Backed Securities (Cost $570,588,797)		532,174,852

See accompanying notes to financial statements.
BHFTII-402

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—4.7%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations — 2.4%
Banc of America Mortgage Trust
6.107%, 07/25/35 (d)	7,866	$7,526
BRAVO Residential Funding Trust
7.535%, 09/25/63 (144A) (g)	531,539	539,566
CIM Trust
1.425%, 07/25/61 (144A) (d)	1,734,807	1,547,898
5.000%, 05/25/62 (144A) (d)	2,218,123	2,222,028
Countrywide Alternative Loan Trust
4.832%, 1M TSFR + 0.514%, 07/20/46 (d)	750,334	635,893
CSMC Trust
0.830%, 03/25/56 (144A) (d)	517,721	425,068
0.938%, 05/25/66 (144A) (d)	825,453	698,449
1.169%, 03/25/56 (144A) (d)	445,690	370,698
1.756%, 10/25/66 (144A) (d)	498,231	437,630
Ellington Financial Mortgage Trust
3.001%, 01/25/67 (144A) (d)	950,000	684,064
GCAT Trust
6.500%, 09/25/54 (144A) (d)	424,036	432,114
GMACM Mortgage Loan Trust
3.678%, 11/19/35 (d)	66,767	58,086
GS Mortgage-Backed Securities Trust
3.750%, 10/25/57 (144A)	1,142,748	1,115,460
4.000%, 05/25/62 (144A) (d)	616,861	562,557
JP Morgan Mortgage Trust
3.500%, 10/25/48 (144A) (d)	337,976	305,781
Legacy Mortgage Asset Trust
5.250%, 07/25/67 (144A) (g)	585,080	583,969
5.750%, 07/25/61 (144A) (g)	745,148	742,777
MASTR Adjustable Rate Mortgages Trust
3.918%, 02/25/34 (d)	90,476	81,145
MASTR Reperforming Loan Trust
3.860%, 05/25/35 (144A) (d)	1,655,780	747,798
Morgan Stanley Mortgage Loan Trust
3.601%, 07/25/35 (d)	43,902	39,136
4.574%, 1M TSFR + 0.254%, 06/25/36 (d)	405,944	77,614
Morgan Stanley Residential Mortgage Loan Trust
6.500%, 06/25/54 (144A) (d)	1,984,700	2,027,474
New Residential Mortgage Loan Trust
1.156%, 11/27/56 (144A) (d)	429,584	375,702
2.750%, 07/25/59 (144A) (d)	823,683	790,117
3.250%, 09/25/56 (144A) (d)	819,037	774,445
4.000%, 02/25/57 (144A) (d)	667,883	649,139
4.000%, 05/25/57 (144A) (d)	1,058,108	1,015,813
OBX Trust
1.054%, 07/25/61 (144A) (d)	550,652	450,527
5.755%, 02/25/55 (144A) (g)	2,711,736	2,717,089
5.949%, 02/25/63 (144A) (g)	482,021	482,520
PRKCM Trust
1.510%, 08/25/56 (144A) (d)	1,275,650	1,056,576
2.071%, 11/25/56 (144A) (d)	686,836	608,177
6.431%, 05/25/59 (144A) (g)	657,678	664,445
RCKT Mortgage Trust
6.500%, 06/25/54 (144A) (d)	2,806,469	2,866,954
Reperforming Loan Trust REMICS
4.854%, 1M TSFR + 0.534%, 07/25/36 (144A) (d)	115,483	108,541
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
SACO I Trust
4.046%, 06/25/21 (144A) (d)	2,337	$1,811
Structured Asset Mortgage Investments II Trust
4.794%, 1M TSFR + 0.474%, 07/25/46 (d)	67,809	59,248
Structured Asset Securities Corp.
4.281%, 06/25/35 (144A) (d)	36,231	32,439
4.784%, 1M TSFR + 0.464%, 04/25/35 (144A) (d)	1,011,488	908,971
Towd Point Mortgage Trust
1.636%, 04/25/60 (144A) (d)	615,156	557,825
3.000%, 04/25/60 (144A) (d)	940,000	728,899
Verus Securitization Trust
6.845%, 04/25/69 (144A) (g)	543,048	550,193
		29,742,162
Commercial Mortgage-Backed Securities — 2.3%
Bank
2.470%, 09/15/64	2,770,000	2,420,330
2.643%, 04/15/54 (d)	860,000	768,890
3.538%, 11/15/54	1,580,000	1,541,238
Bank5
5.779%, 04/15/56	770,000	789,433
Benchmark Mortgage Trust
5.525%, 04/15/56	2,700,000	2,805,460
BLP Commercial Mortgage Trust
6.004%, 1M TSFR + 1.692%, 03/15/40 (144A) (d)	4,300,000	4,304,031
BOCA Commercial Mortgage Trust
6.232%, 1M TSFR + 1.921%, 08/15/41 (144A) (d)	2,560,000	2,566,400
BX Trust
5.162%, 1M TSFR + 0.850%, 01/15/39 (144A) (d)	3,000,000	2,998,125
5.226%, 1M TSFR + 0.914%, 02/15/36 (144A) (d)	585,199	584,834
Citigroup Commercial Mortgage Trust
6.015%, 10/12/40 (144A) (d)	1,520,000	1,569,893
GS Mortgage Securities Trust
2.911%, 02/13/53	3,414,000	3,167,025
Morgan Stanley Bank of America Merrill Lynch Trust
3.459%, 12/15/49	3,129,700	3,087,973
MTN Commercial Mortgage Trust
5.717%, 1M TSFR + 1.397%, 03/15/39 (144A) (d)	2,980,000	2,978,138
		29,581,770
Total Non-Agency Mortgage-Backed Securities (Cost $61,109,674)		59,323,932

Foreign Government—3.8%
Sovereign — 3.8%
Colombia Government International Bonds
5.625%, 02/26/44	4,840,000	3,570,951
Indonesia Government International Bonds
4.750%, 02/11/29	6,280,000	6,389,882
Israel Government AID Bonds
5.500%, 09/18/33	10,047,000	10,747,198
Israel Government International Bonds
5.500%, 03/12/34	7,000,000	7,083,383
Mexico Government International Bonds
5.850%, 07/02/32	12,000,000	12,144,000
See accompanying notes to financial statements.
BHFTII-403

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
Peru Government International Bonds
3.300%, 03/11/41	3,420,000	$2,533,365
3.550%, 03/10/51	1,090,000	747,162
6.550%, 03/14/37	320,000	347,139
Republic of Poland Government International Bonds
3.250%, 04/06/26	5,010,000	4,967,726
Total Foreign Government (Cost $51,061,623)		48,530,806

Corporate Bonds & Notes—0.8%
Chemicals — 0.1%
EQUATE Petrochemical Co. KSC
4.250%, 11/03/26 (144A)	1,540,000	1,524,609
Electric — 0.7%
Enel Chile SA
4.875%, 06/12/28	4,000,000	4,015,732
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450%, 05/21/28 (144A)	4,000,000	4,074,056
		8,089,788
Total Corporate Bonds & Notes (Cost $9,543,098)		9,614,397

Asset-Backed Securities—0.0%
Asset-Backed - Other — 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust
4.654%, 1M TSFR + 0.334%, 02/25/36 (144A) (d) (Cost $1,965,962)	4,529,132	83,864

Short-Term Investments—2.0%
Repurchase Agreement—0.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $10,552,410; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $10,762,594	10,551,458	10,551,458
U.S. Treasury—1.2%
U.S. Treasury Bills
Zero Coupon, 07/01/25 (h)	15,000,000	15,000,000
Total Short-Term Investments (Cost $25,551,458)		25,551,458

Securities Lending Reinvestments (i)—0.7%
Short-Term Investment Funds—0.5%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.220% (j)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.190% (j)	1,500,000	1,500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.220% (j)	1,000,000	1,000,000
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.260% (j)	1,500,000	$1,500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.230% (j)	1,500,000	1,500,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.250% (j)	200,000	200,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.270% (j)	300,000	300,000
		6,300,000

Repurchase Agreements—0.2%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $200,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $204,000	200,000	200,000
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $200,025; collateralized by various Common Stock with an aggregate market value of $222,615	200,000	200,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $100,012; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $102,012	100,000	100,000
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.360%, due on 07/01/25 with a maturity value of $149,418; collateralized by U.S. Treasury Obligations with rates ranging from 2.250% - 3.250%, maturity dates ranging from 05/15/41 - 05/15/52, and an aggregate market value of $152,388	149,400	149,400
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $1,000,122; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $200,025; collateralized by various Common Stock with an aggregate market value of $222,524	200,000	200,000
See accompanying notes to financial statements.
BHFTII-404

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (i)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $200,025; collateralized by various Common Stock with an aggregate market value of $220,027	200,000	$200,000
		2,049,400
Total Securities Lending Reinvestments (Cost $8,349,400)		8,349,400
Total Investments—106.2% (Cost $1,399,803,145)		1,343,250,281
Other assets and liabilities (net)—(6.2)%		(78,439,611)
Net Assets—100.0%		$1,264,810,670

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $8,142,145 and the collateral received consisted of cash in the amount of $8,349,400. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.

(b)	Principal amount of security is adjusted for inflation.
(c)	Interest only security.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2025.

Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	Principal only security.
(f)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(g)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(j)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$60,623,186, which is 4.8% of net assets.

Security in the amount of $476,187 have been received at the custodian bank as collateral for TBA securities.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$1,227,823,529	$14,833,841	$1 ,303,390,003	$67,857,506
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2025 were as follows:
Purchases	Sales
$846,207,659	$865,922,951
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
U.S. Treasury & Government Agencies	$(8,349,400)	$—	$—	$—	$(8,349,400)
Gross amount of recognized liabilities for securities lending transactions					$(8,349,400)
See accompanying notes to financial statements.
BHFTII-405

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	09/19/25	(50)	USD	(5,773,438)	$(125,087)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized depreciation on futures contracts (a)	$125,087

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$(427,726)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$(168,526)
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$14,557,974
Futures contracts short	(9,179,492)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$659,621,572	$—	$659,621,572
Total Agency Sponsored Mortgage-Backed Securities*	—	532,174,852	—	532,174,852
Total Non-Agency Mortgage-Backed Securities*	—	59,323,932	—	59,323,932
Total Foreign Government*	—	48,530,806	—	48,530,806
Total Corporate Bonds & Notes*	—	9,614,397	—	9,614,397
Total Asset-Backed Securities*	—	83,864	—	83,864
Total Short-Term Investments*	—	25,551,458	—	25,551,458
Securities Lending Reinvestments
Short-Term Investment Funds	6,300,000	—	—	6,300,000
See accompanying notes to financial statements.
BHFTII-406

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$2,049,400	$—	$2,049,400
Total Securities Lending Reinvestments	6,300,000	2,049,400	—	8,349,400
Total Investments	$6,300,000	$1,336,950,281	$—	$1,343,250,281
Collateral for Securities Loaned (Liability)	$—	$(8,349,400)	$—	$(8,349,400)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(125,087)	$—	$—	$(125,087)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-407

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,343,250,281
Cash	3
Cash collateral for futures contracts	523,001
Receivable for:
TBA securities sold	2,820,789
Fund shares sold	416,568
Principal paydowns	68,444
Interest	6,091,223
Prepaid expenses	10,084
Total Assets	1,353,180,393
Liabilities
Collateral for securities loaned	8,349,400
Payable for:
Investments purchased	11,993,880
TBA securities purchased	66,360,410
Fund shares redeemed	159,247
Variation margin on futures contracts	387,726
Accrued Expenses:
Management fees	480,771
Distribution and service fees	58,251
Deferred trustees’ fees	213,778
Other expenses	366,260
Total Liabilities	88,369,723
Net Assets	$1,264,810,670
Net Assets Consist of:
Paid in surplus	$1,530,222,829
Distributable earnings (Accumulated losses)	(265,412,159)
Net Assets	$1,264,810,670
Net Assets
Class A	$974,087,260
Class B	279,553,128
Class E	11,170,282
Capital Shares Outstanding*
Class A	93,447,683
Class B	26,915,201
Class E	1,073,840
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.42
Class B	10.39
Class E	10.40

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,399,803,145.
(b)	Includes securities loaned at value of $8,142,145.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Interest	$25,779,467
Securities lending income	7,013
Total investment income	25,786,480
Expenses
Management fees	3,097,908
Administration fees	38,813
Custodian and accounting fees	75,218
Distribution and service fees—Class B	353,821
Distribution and service fees—Class E	8,423
Audit and tax services	38,167
Legal	22,722
Trustees’ fees and expenses	20,044
Shareholder reporting	36,026
Insurance	5,787
Miscellaneous	12,059
Total expenses	3,708,988
Less management fee waiver	(149,008)
Net expenses	3,559,980
Net Investment Income	22,226,500
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,469,744)
Futures contracts	(427,726)
Net realized gain (loss)	(1,897,470)
Net change in unrealized appreciation (depreciation) on:
Investments	28,977,690
Futures contracts	(168,526)
Net change in unrealized appreciation (depreciation)	28,809,164
Net realized and unrealized gain (loss)	26,911,694
Net Increase (Decrease) in Net Assets From Operations	$49,138,194
See accompanying notes to financial statements.
BHFTII-408

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$22,226,500	$46,012,849
Net realized gain (loss)	(1,897,470)	(8,873,956)
Net change in unrealized appreciation (depreciation)	28,809,164	(5,303,747)
Increase (decrease) in net assets from operations	49,138,194	31,835,146
From Distributions to Shareholders
Class A	(39,746,284)	(33,324,740)
Class B	(10,658,052)	(8,311,675)
Class E	(441,219)	(363,412)
Total distributions	(50,845,555)	(41,999,827)
Increase (decrease) in net assets from capital share transactions	(39,708,754)	(104,874,557)
Total increase (decrease) in net assets	(41,416,115)	(115,039,238)
Net Assets
Beginning of period	1,306,226,785	1,421,266,023
End of period	$1,264,810,670	$1,306,226,785

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	1,611,365	$17,178,931	2,314,713	$24,227,939
Reinvestments	3,855,120	39,746,284	3,251,194	33,324,740
Redemptions	(7,902,984)	(83,841,543)	(14,851,704)	(155,507,859)
Net increase (decrease)	(2,436,499)	$(26,916,328)	(9,285,797)	$(97,955,180)
Class B
Sales	1,244,305	$13,128,584	3,650,051	$38,112,409
Reinvestments	1,037,785	10,658,052	814,072	8,311,675
Redemptions	(3,412,078)	(36,104,708)	(4,973,990)	(51,801,266)
Net increase (decrease)	(1,129,988)	$(12,318,072)	(509,867)	$(5,377,182)
Class E
Sales	27,186	$287,862	145,995	$1,523,034
Reinvestments	42,878	441,219	35,524	363,412
Redemptions	(114,086)	(1,203,435)	(328,610)	(3,428,641)
Net increase (decrease)	(44,022)	$(474,354)	(147,091)	$(1,542,195)
Increase (decrease) derived from capital shares transactions		$(39,708,754)		$(104,874,557)
See accompanying notes to financial statements.
BHFTII-409

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.46	$10.54	$10.29	$11.58	$12.08	$11.85
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.19	0.35	0.27	0.16	0.10	0.20
Net realized and unrealized gain (loss)	0.21	(0.11)	0.22	(1.20)	(0.28)	0.42
Total income (loss) from investment operations	0.40	0.24	0.49	(1.04)	(0.18)	0.62
Less Distributions
Distributions from net investment income	(0.44)	(0.32)	(0.24)	(0.25)	(0.32)	(0.39)
Total distributions	(0.44)	(0.32)	(0.24)	(0.25)	(0.32)	(0.39)
Net Asset Value, End of Period	$10.42	$10.46	$10.54	$10.29	$11.58	$12.08
Total Return (%) (b)	3.88 (c)	2.34	4.87	(9.01)	(1.52)	5.24
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.53 (d)	0.52	0.52	0.51	0.50	0.51
Net ratio of expenses to average net assets (%) (e)	0.50 (d)	0.50	0.50	0.49	0.48	0.48
Ratio of net investment income (loss) to average net assets (%)	3.57 (d)	3.34	2.61	1.48	0.83	1.69
Portfolio turnover rate (%)	95 (c)(f)	161 (f)	86 (f)	103 (f)	167 (f)	226 (f)
Net assets, end of period (in millions)	$974.1	$1,002.7	$1,108.4	$1,150.8	$1,525.0	$1,493.8

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.41	$10.49	$10.24	$11.51	$12.01	$11.79
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.32	0.24	0.13	0.07	0.17
Net realized and unrealized gain (loss)	0.22	(0.11)	0.22	(1.18)	(0.28)	0.40
Total income (loss) from investment operations	0.39	0.21	0.46	(1.05)	(0.21)	0.57
Less Distributions
Distributions from net investment income	(0.41)	(0.29)	(0.21)	(0.22)	(0.29)	(0.35)
Total distributions	(0.41)	(0.29)	(0.21)	(0.22)	(0.29)	(0.35)
Net Asset Value, End of Period	$10.39	$10.41	$10.49	$10.24	$11.51	$12.01
Total Return (%) (b)	3.81 (c)	2.09	4.59	(9.17)	(1.77)	4.91
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.78 (d)	0.77	0.77	0.76	0.75	0.76
Net ratio of expenses to average net assets (%) (e)	0.75 (d)	0.75	0.75	0.74	0.73	0.73
Ratio of net investment income (loss) to average net assets (%)	3.32 (d)	3.09	2.36	1.24	0.58	1.43
Portfolio turnover rate (%)	95 (c)(f)	161 (f)	86 (f)	103 (f)	167 (f)	226 (f)
Net assets, end of period (in millions)	$279.6	$291.8	$299.5	$295.4	$384.8	$396.6
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-410

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.43	$10.51	$10.26	$11.54	$12.03	$11.81
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.18	0.33	0.25	0.14	0.08	0.18
Net realized and unrealized gain (loss)	0.21	(0.11)	0.23	(1.19)	(0.27)	0.41
Total income (loss) from investment operations	0.39	0.22	0.48	(1.05)	(0.19)	0.59
Less Distributions
Distributions from net investment income	(0.42)	(0.30)	(0.23)	(0.23)	(0.30)	(0.37)
Total distributions	(0.42)	(0.30)	(0.23)	(0.23)	(0.30)	(0.37)
Net Asset Value, End of Period	$10.40	$10.43	$10.51	$10.26	$11.54	$12.03
Total Return (%) (b)	3.81 (c)	2.18	4.70	(9.12)	(1.60)	5.01
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.68 (d)	0.67	0.67	0.66	0.65	0.66
Net ratio of expenses to average net assets (%) (e)	0.65 (d)	0.65	0.65	0.64	0.63	0.63
Ratio of net investment income (loss) to average net assets (%)	3.42 (d)	3.19	2.46	1.34	0.69	1.54
Portfolio turnover rate (%)	95 (c)(f)	161 (f)	86 (f)	103 (f)	167 (f)	226 (f)
Net assets, end of period (in millions)	$11.2	$11.7	$13.3	$14.2	$17.9	$20.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 32%, 36%, 39%, 43%, 70% and 100% for the six months ended June 30,
2025, and for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

See accompanying notes to financial statements.
BHFTII-411

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2025 (Unaudited)
1.
Organization
Brighthouse Funds Trust II (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers twenty-nine series (each a “Portfolio,” and collectively the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust and each of which is diversified. Brighthouse Investment Advisers has entered into investment subadvisory agreements with respect to managing certain Portfolios, as indicated in the table below (see also Note 5). Shares of the Portfolios are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser.
Each Portfolio has registered and offers various classes of shares as shown in the respective Portfolio’s Statement of Assets and Liabilities. Shares of each class of a Portfolio represent an equal pro rata interest in a Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of a Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the net assets of each class relative to the net assets of a Portfolio. Each class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding class of shares.
The table below lists each Portfolio offered and the Portfolio’s subadviser, if applicable, as of June 30, 2025.
Portfolio	Subadviser
Baillie Gifford International Stock Portfolio	Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio	BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio	BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio	BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio	N/A
Brighthouse Asset Allocation 40 Portfolio	N/A
Brighthouse Asset Allocation 60 Portfolio	N/A
Brighthouse Asset Allocation 80 Portfolio	N/A
Brighthouse/Artisan Mid Cap Value Portfolio	Artisan Partners Limited Partnership
Brighthouse/Dimensional International Small Company Portfolio	Dimensional Fund Advisors LP
Brighthouse/Wellington Balanced Portfolio	Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio	Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio	Frontier Capital Management Company, LLC
Jennison Growth Portfolio	Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio	Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth Portfolio	Loomis, Sayles & Company, L.P.
MetLife Aggregate Bond Index Portfolio	MetLife Investment Management, LLC
MetLife Mid Cap Stock Index Portfolio	MetLife Investment Management, LLC
MetLife MSCI EAFE® Index Portfolio	MetLife Investment Management, LLC
MetLife Russell 2000® Index Portfolio	MetLife Investment Management, LLC
MetLife Stock Index Portfolio	MetLife Investment Management, LLC
MFS® Total Return Portfolio	Massachusetts Financial Services Company
MFS® Value Portfolio	Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio	Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio	T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio	T. Rowe Price Associates, Inc.
VanEck Global Natural Resources Portfolio	Van Eck Associates Corporation
Western Asset Management Strategic Bond Opportunities Portfolio	Western Asset Management Company, LLC
Western Asset Management U.S. Government Portfolio	Western Asset Management Company, LLC
The Brighthouse Asset Allocation 20, 40, 60 and 80 Portfolios (the “Asset Allocation Portfolios”) operate under a “fund of funds” structure, investing substantially all of their assets in other Portfolios advised by Brighthouse Investment Advisers (each, an “Underlying BIA Portfolio,” and, collectively, the “Underlying BIA Portfolios”).
2.
Significant Accounting Policies
The preparation of a Portfolio’s financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2025, through the date the financial statements were issued.
BHFTII-412

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2025— (Continued)
The Portfolios are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946-Financial Services-Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.
Investment Valuation and Fair Value Measurements - Each Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures that allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time a Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.
GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)
Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities held by a Portfolio, if any, will be disclosed following the fair value hierarchy table in the Portfolio’s Schedule of Investments.
Debt securities, including corporate, convertible, and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which a Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. A Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.
Investments in registered open-end management investment companies (including the Underlying BIA Portfolios) are valued at the reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.
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Foreign currency forward contracts are valued through a third-party pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.
Options, including options on swaps (“swaptions”) and currencies, and synthetic futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Swap contracts (other than centrally cleared swaps listed or traded on a multilateral or trade facility platform) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, the respective interbank offered forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.
If no current market quotation is readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with fair valuation procedures adopted by the Adviser. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees”) of the Trust has designated Brighthouse Investment Advisers, acting through its Valuation Committee (“Committee”), as each Portfolio’s “valuation designee” to perform the Portfolio’s fair value determinations. The Board oversees Brighthouse Investment Advisers in its role as the Valuation Designee and receives reports from Brighthouse Investment Advisers regarding its process and the valuation of each Portfolio’s investments to assist with such oversight.
No single standard for determining the fair value of an investment can be set  forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include:  matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.
Investment Transactions and Related Investment Income - Each Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on an accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes.  Capital gains distributions received from the Underlying BIA Portfolios are recorded as net realized gain in the applicable Portfolio’s Statement of Operations. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with each Portfolio’s understanding of the applicable countries’ tax rules and rates.
In  consideration of recent decisions rendered by European courts, certain Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (“EU”) countries. These filings are subject to various administrative and judicial
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proceedings within these countries. During the six months ended June 30, 2025, the following Portfolios received EU tax reclaim payments that were not previously accrued for due to uncertainty of collectability.
Portfolio	Tax Reclaim Payments
Baillie Gifford International Stock Portfolio	$241,742
Brighthouse/Dimensional International Small Company Portfolio	69,377
VanEck Global Natural Resources Portfolio	17,863
Such amounts are included in dividends on the applicable Portfolio’s Statement of Operations. No other amounts for additional EU tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Foreign Currency Translation - The books and records of the Portfolios are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by a Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.
Dividends and Distributions to Shareholders - The Portfolios record dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.
Income Taxes - It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Each Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. Each Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2025, no Portfolios had uncertain tax positions that would require financial statement recognition, derecognition or disclosure.
Due to Custodian - Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to a Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian at the current rate of interest charged by the Custodian for secured loans. This obligation is payable on demand to the Custodian. The Custodian will have a lien on the Portfolio’s assets to the extent of any overdraft. At June 30, 2025, the following Portfolios had a payment due to the Custodian pursuant to the foregoing arrangement.
Portfolio	Due to Custodian
Brighthouse/Dimensional International Small Company Portfolio	$1,401,312
Jennison Growth Portfolio	1,335,616
Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated fair value and such inputs would be considered Level 2 in the fair value hierarchy at June 30, 2025. None of the Portfolios had significant average overdraft advances during the six months ended June 30, 2025.
Each significant accounting policy described below does not necessarily apply to each Portfolio, unless otherwise noted. For more information on the investment practices in which a particular Portfolio may engage, please refer to the Portfolio’s prospectus.
High-Yield Debt Securities - Certain Portfolios may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A Portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a Portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities
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may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value or sell lower-rated debt securities and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.
Floating Rate Loans - Certain Portfolios may invest in loans arranged through private negotiation between one or more financial institutions. A Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.
A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participation in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.
A Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
Unfunded Loan Commitments - Certain Portfolios may enter into certain credit agreements, all or a portion of which may be unfunded. A Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Portfolio’s Schedule of Investments. As of June 30, 2025, the BlackRock Bond Income Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio had open unfunded loan commitments. At June 30, 2025, these Portfolios had sufficient cash and/or securities to cover these commitments.
Inflation-Indexed Bonds - Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the applicable Portfolio’s Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Stripped Securities - Certain Portfolios may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, a Portfolio may not fully recoup the initial investment in IOs.
Collateralized Obligations - Certain Portfolios may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.
For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches
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suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.
Mortgage-Related and Other Asset-Backed Securities - Certain Portfolios may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
In one type of SMBS, one class receives all the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on a Portfolio’s Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by a Portfolio are included in the Portfolio’s Schedule of Investments.
Certain Portfolios may invest a significant portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.
Mortgage Dollar Rolls - Certain Portfolios may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, a Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.
Mortgage dollar roll transactions involve the risk that the market value of the securities that a Portfolio is required to reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.
TBA Purchase and Forward Sale Commitments - Certain Portfolios may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of a Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.
When-Issued and Delayed-Delivery Securities - Certain Portfolios may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Short Sales - Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, a Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by a Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.
Certain Portfolios may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The proceeds received from a short sale are recorded as a
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liability. The Portfolio will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. Conversely, the Portfolio will realize a gain if the security declines in price between those dates. The latter result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. In addition, when a Portfolio engages in short sales, a lender may request, or market conditions may dictate that securities sold short be returned to the lender on short notice, and the Portfolio may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Portfolio may be reduced or eliminated or the short sale may result in a loss. No more than one third of a Portfolio’s net assets will be deposited as collateral for the obligation to replace securities borrowed to effect short sales.
Repurchase Agreements - Certain Portfolios may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which a Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolios’ policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it under the agreement.
Secured Borrowing Transactions -Certain Portfolios may enter into transactions consisting of a transfer of a security by a Portfolio to a financial institution or counterparty, with a simultaneous agreement to reacquire the same, or substantially the same security, at an agreed-upon price and future settlement date. Such transactions are treated as secured borrowings, and not as purchases and sales. The Portfolio receives cash from the transfer of the security to use for other investment purposes. During the term of the borrowing, the Portfolio is not entitled to receive principal and interest payments, if any, made on the security transferred to the counterparty during the term of the agreement. The difference between the transfer price and the reacquisition price, known as the “price drop,” is included in net investment income. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may also receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The cost of the secured borrowing transaction is recorded as interest expense over the term of the borrowing. The agreed-upon proceeds for securities to be reacquired by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. These secured borrowing transactions are subject to a  Master Securities Forward Transaction Agreement ("MFSTA"). The MSFTA is a master netting agreement which provides both parties with the rights to set-off in the event of default by either party.
A detailed breakdown of a Portfolio’s open transactions accounted for as secured borrowings, if any, are disclosed following the Portfolio’s Schedule of Investments.
Securities Lending - Certain Portfolios may lend their portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, a Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.
The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on a Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The Portfolios retain effective control over the transferred securities, therefore accounting for the transaction as a secured borrowing. The market value of investments made with cash collateral received is disclosed in the Portfolio’s Schedule of Investments and the valuation techniques are described in this Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.
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Income received by a Portfolio in securities lending transactions during the six months ended June 30, 2025 is reflected as securities lending income on the Portfolio’s Statement of Operations. The values of any securities loaned by a Portfolio and the related collateral at June 30, 2025 are disclosed in the Portfolio’s footnotes to the Schedule of Investments. The value of the related collateral received by each Portfolio exceeded the value of the Portfolio’s securities out on loan at June 30, 2025.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent a Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities. The Lending Agent shall indemnify each Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.
Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, certain Portfolios may direct certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to a Portfolio, if any, are shown separately as broker commission recapture on the Portfolio’s Statement of Operations. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Portfolio’s Financial Highlights for each share class.
3.
Investments in Derivative Instruments
Each derivative instrument described below does not necessarily apply to each Portfolio. For more information on the derivative instruments in which a particular Portfolio may enter into, please refer to the Portfolio’s prospectus.
Forward Foreign Currency Exchange Contracts - Certain Portfolios may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, a Portfolio agrees to buy or sell a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Portfolio’s Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Portfolio’s Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Portfolio’s Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable or unwilling to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. A Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Futures Contracts - Certain Portfolios may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolios’ investments in futures were used for either hedging or investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Portfolio’s Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Portfolio’s Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Portfolio’s Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the futures contract or option may not correlate perfectly with changes in the value of the underlying asset. The exchange’s clearinghouse, as counterparty to all futures, guarantees the futures contracts against default.
Options Contracts - An option contract purchased by a Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period or on a specified date. Call options written by a Portfolio
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give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by a Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.
Certain Portfolios may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class, or to enhance return. When the Portfolio owns the underlying instrument, writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument. Options can also be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. A Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.
The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option on an underlying instrument that a Portfolio owns is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When a Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that a Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.
Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When a Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.
The premium received by a Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.
Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.
An option on exchange-traded futures contracts is an option contract in which the underlying instrument is a single futures contract.
Swap Agreements - Certain Portfolios may enter into swap agreements in which a Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered swap execution facility (“centrally cleared swaps”). A Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Portfolio’s Schedule of Investments and restricted cash, if any, is reflected on the Portfolio’s Statement of Assets and Liabilities.
Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on a Portfolio’s Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on a Portfolio’s Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on a Portfolio’s Statement of Assets and Liabilities and as a component of unrealized appreciation/ depreciation on the Portfolio’s Statement of Operations. A Portfolio may pay or receive an upfront payment upon entering into a swap agreement. Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Portfolio’s Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Portfolio’s Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Portfolio’s Statement of Operations.
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Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in a Portfolio’s Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolios may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the clearinghouse. A party to a cleared swap is subject to the credit risk of the clearinghouse and the clearing member through which it holds its cleared position.
Centrally Cleared Swaps: Certain swaps are required to be (or are capable of being) cleared through a regulated clearinghouse. Since the Portfolios are not members of a clearinghouse and only members of a clearinghouse (“clearing members” or “clearing brokers”) can participate directly in the clearinghouse, the Portfolios hold cleared swaps through accounts at a clearing member. A Portfolio typically will be required to post margin required by the clearinghouse and/or its clearing member; the margin required by a clearinghouse and/or clearing member may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.
Credit Default Swaps:  A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. A Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying security comprising the relevant component of the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying security comprising the relevant component of the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.
A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying security comprising the relevant component of the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying security comprising the relevant component of the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set  for the defaulted obligation.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the Portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads
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generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.
The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2025, for which the Portfolio is the seller of protection, are disclosed in the Portfolio’s Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.
Interest Rate Swaps:  A Portfolio may enter into interest rate swaps to manage its exposure to interest rates, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. A Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money market reference rates. A Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
Total Return Swaps:  A Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When a Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when a Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.
4.
Certain Risks
In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Portfolio. For a description of the principal risks associated with investing in a particular Portfolio, please refer to the Portfolio’s prospectus.
Market Risk: The value of securities held by a Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations; rapid technological developments, such as artificial intelligence, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics. In addition, unexpected political, regulatory, trade and diplomatic events, including trade policy changes or disputes, within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.
Foreign Investment Risk: The investments by a Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject a Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic
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developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts. Civil unrest, geopolitical tensions, armed conflicts, wars, and acts of terrorism are other potential risks that could adversely affect an investment in a foreign security or in foreign markets or issuers generally.
Natural Resource Risk:  The VanEck Global Natural Resources Portfolio may concentrate its investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal and by investing in gold bullion and coins. Since the VanEck Global Natural Resources Portfolio may concentrate its investments, it may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.
China Investment Risk:  Investments in China are subject to all of the risks described under “Foreign Investment Risk” above. In addition, under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. The Chinese government may intervene or seek to control the operations, structure, or ownership of Chinese companies, including with respect to foreign investors of such companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which a Portfolio invests. Furthermore, U.S. or foreign government sanctions, restrictions on investments in Chinese companies or other intervention could negatively affect the implementation of the Portfolio’s investment strategies, such as by precluding the Portfolio from making certain investments in Chinese issuers or causing the Portfolio to sell investments at disadvantageous times. For example, pursuant to Executive Order 14032 (issued on June 3, 2021), U.S. persons are prohibited from purchasing or investing in publicly-traded securities of companies designated to the “Non-SDN Chinese Military-Industrial Complex Companies List,” a list which can change from time to time (“Chinese Military Companies Sanctions”). The Chinese Military Companies Sanctions or other similar actions targeting investment in China could impair the market value of the Portfolio’s investments and limit the Portfolio’s ability to buy, sell, receive or deliver certain securities. As a result, the Portfolio may incur losses.
Credit and Counterparty Risk:  A Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled, or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in a Portfolio’s financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. A Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser or a Portfolio’s subadviser, as applicable, may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, a Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set  by the broker or exchange clearinghouse for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).
For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives a Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Portfolio’s Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of a Portfolio under derivative contracts, if any, will be reported separately in the Portfolio’s Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio’s Schedule of Investments.
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Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the right to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.
Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between a Portfolio and select counterparties. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearinghouse. A Portfolio’s clearing broker may also require additional initial margin. Clearinghouse-related initial margin is held by the clearinghouse and additional initial margin is held by the Portfolio’s clearing broker. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of or default by the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including bankruptcy or insolvency). Additionally, credit risk exists in cleared derivative transactions with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate, by account class, customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, for the relevant account class, potentially resulting in losses to the Portfolio. Variation margin, which accounts for changes in market value, is exchanged daily, but may not be netted between futures and cleared OTC derivatives.
Additional risks associated with each type of investment are described above within the respective security type notes. Each Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.
5.
Investment Management Fees and Other Transactions with Affiliates
Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolios. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to each of the Portfolios. For providing investment management services to the Portfolios, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:
Portfolio	Fees earned for the the six months ended June 30, 2025	% per Annum	Average Daily Net Assets
Baillie Gifford International Stock Portfolio	$5,461,123	0.860%	Of the first $500 million
		0.800%	Of the next $500 million
		0.750%	On amounts in excess of $1 billion
BlackRock Bond Income Portfolio	4,522,903	0.400%	Of the first $1 billion
		0.350%	Of the next $1 billion
		0.300%	Of the next $1 billion
		0.250%	On amounts in excess of $3 billion
BlackRock Capital Appreciation Portfolio	5,890,064	0.730%	Of the first $1 billion
		0.650%	On amounts in excess of $1 billion
BlackRock Ultra-Short Term Bond Portfolio	1,344,201	0.350%	Of the first $1 billion
		0.300%	On amounts in excess of $1 billion
Brighthouse Asset Allocation 20 Portfolio	157,255	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse Asset Allocation 40 Portfolio	984,402	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse Asset Allocation 60 Portfolio	2,359,293	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse Asset Allocation 80 Portfolio	2,167,004	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse/Artisan Mid Cap Value Portfolio	2,688,201	0.820%	Of the first $1 billion
		0.780%	On amounts in excess of $1 billion
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Portfolio	Fees earned for the the six months ended June 30, 2025	% per Annum	Average Daily Net Assets
Brighthouse/Dimensional International Small Company Portfolio	$1,888,906	0.850%	Of the first $100 million
		0.800%	On amounts in excess of $100 million
Brighthouse/Wellington Balanced Portfolio	2,660,919	0.500%	Of the first $500 million
		0.450%	Of the next $500 million
		0.400%	On amounts in excess of $1 billion
Brighthouse/Wellington Core Equity Opportunities Portfolio	10,190,455	0.750%	Of the first $1 billion
		0.700%	On the next $2 billion
		0.650%	On amounts in excess of $3 billion
Frontier Mid Cap Growth Portfolio	3,528,640	0.750%	Of the first $500 million
		0.700%	Of the next $500 million
		0.650%	On amounts in excess of $1 billion
Jennison Growth Portfolio	8,288,045	0.700%	Of the first $200 million
		0.650%	Of the next $300 million
		0.600%	Of the next $1.5 billion
		0.550%	On amounts in excess of $2 billion
Loomis Sayles Small Cap Core Portfolio	1,557,771	0.900%	Of the first $500 million
		0.850%	On amounts in excess of $500 million
Loomis Sayles Small Cap Growth Portfolio	1,434,076	0.900%	Of the first $500 million
		0.850%	On amounts in excess of $500 million
MetLife Aggregate Bond Index Portfolio	4,427,640	0.250%	All Assets
MetLife Mid Cap Stock Index Portfolio	1,466,475	0.250%	All Assets
MetLife MSCI EAFE Index Portfolio	2,157,080	0.300%	All Assets
MetLife Russell 2000 Index Portfolio	1,152,200	0.250%	All Assets
MetLife Stock Index Portfolio	10,700,780	0.250%	All Assets
MFS® Total Return Portfolio	1,656,798	0.600%	Of the first $250 million
		0.550%	Of the next $500 million
		0.500%	On amounts in excess of $750 million
MFS® Value Portfolio	7,998,127	0.700%	Of the first $250 million
		0.650%	Of the next $500 million
		0.600%	On amounts in excess of $750 million
Neuberger Berman Genesis Portfolio	3,370,306	0.850%	Of the first $500 million
		0.800%	Of the next $500 million
		0.750%	On amounts in excess of $1 billion
T. Rowe Price Large Cap Growth Portfolio	6,403,938	0.650%	Of the first $50 million
		0.600%	On amounts in excess of $50 million
T. Rowe Price Small Cap Growth Portfolio	2,506,706	0.550%	Of the first $100 million
		0.500%	Of the next $300 million
		0.450%	On amounts in excess of $400 million
VanEck Global Natural Resources Portfolio	2,930,939	0.800%	Of the first $250 million
		0.775%	Of the next $750 million
		0.750%	On amounts in excess of $1 billion
Western Asset Management Strategic Bond Opportunities Portfolio	5,551,710	0.650%	Of the first $500 million
		0.550%	On amounts in excess of $500 million
Western Asset Management U.S. Government Portfolio	3,097,908	0.550%	Of the first $500 million
		0.450%	On amounts in excess of $500 million
Brighthouse Investment Advisers has entered into investment subadvisory agreements with respect to managing certain of the Portfolios. The subadvisers are compensated by Brighthouse Investment Advisers to provide subadvisory services for the applicable Portfolios. See  Note 1 for a list of each Portfolio’s respective subadviser.
For providing subadvisory services to the MetLife Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife MSCI EAFE Index, MetLife Russell 2000 Index, and MetLife Stock Index Portfolios, the Adviser has agreed to pay MetLife Investment Management, LLC an investment subadvisory fee for each class of the Portfolios based upon annual rates applied to the respective Portfolios’ average daily net assets as follows:
Portfolio	Fees earned for the six months ended June 30, 2025	% per Annum	Average Daily Net Assets
MetLife Aggregate Bond Index Portfolio	$325,873	0.040%	On the first $500 million
		0.030%	Of the next $500 million
		0.015%	Of the next $1 billion
		0.010%	On amounts in excess of $2 billion
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Notes to Financial Statements — June 30, 2025— (Continued)
Portfolio	Fees earned for the six months ended June 30, 2025	% per Annum	Average Daily Net Assets
MetLife Mid Cap Stock Index Portfolio	$133,043	0.030%	On the first $500 million
		0.020%	Of the next $500 million
		0.010%	On amounts in excess of $1 billion
MetLife MSCI EAFE Index Portfolio	267,778	0.050%	On the first $500 million
		0.040%	Of the next $500 million
		0.020%	On amounts in excess of $1 billion
MetLife Russell 2000 Index Portfolio	162,944	0.040%	On the first $500 million
		0.030%	Of the next $500 million
		0.015%	On amounts in excess of $1 billion
MetLife Stock Index Portfolio	300,796	0.020%	On the first $500 million
		0.015%	Of the next $500 million
		0.010%	Of the next $1 billion
		0.005%	On amounts in excess of $2 billion
Management Fee Waiver - Pursuant to management fee waiver agreements, the Adviser has agreed, for the period May 1, 2025 to April 30, 2026, to reduce its advisory fees set  out above under “Investment Management Agreement” for each class of certain Portfolios as follows in the table below. Except as footnoted, identical contractual fee waivers were in effect during the period prior to May 1, 2025. Amounts waived for the six months ended June 30, 2025 are included in the table below and in the amount shown as a management fee waiver in the Portfolios’ Statement of Operations.
Portfolio	Fees waived for the six months ended June 30, 2025	% per Annum Reduction	Average Daily Net Assets
Baillie Gifford International Stock Portfolio	$767,416	0.080%	$156.25 million to $400 million
		0.180%	$400 million to $500 million
		0.120%	$500 million to $900 million
		0.150%	On amounts in excess of $900 million
BlackRock Bond Income Portfolio	205,763	0.030%	Of the first $1 billion
		0.025%	Of the next $1 billion
		(0.025)%	Of the next $1 billion
		(0.075)%	Of the next $400 million
BlackRock Capital Appreciation Portfolio	1,379,483	0.115%	Of the first $350 million
		0.165%	Of the next $350 million
		0.225%	Of the next $300 million
		0.160%	On amounts in excess of $1 billion
BlackRock Ultra-Short Term Bond Portfolio	96,014	0.025%	Of the first $1 billion
Brighthouse/Artisan Mid Cap Value Portfolio	311,023	0.090%	Of the first $500 million
		0.110%	Of the next $500 million
		0.130%	On amounts in excess of $1 billion
Brighthouse/Dimensional International Small Company Portfolio	374,315	0.200%	Of the first $100 million
		0.150%	On amounts in excess of $100 million
Brighthouse/Wellington Balanced Portfolio	0	0.020%	Of the first $500 million
		(0.030)%	Of the next $250 million
		(0.010)%	Of the next $250 million
Brighthouse/Wellington Core Equity Opportunities Portfolio	1,766,368	0.120%	Of the first $500 million
		0.145%	Of the next $500 million
		0.120%	Of the next $2 billion
		0.080%	Of the next $1.5 billion
		0.105%	On amounts in excess of $4.5 billion
Frontier Mid Cap Growth Portfolio	363,872	0.125%	Of the first $500 million
		0.025%	$500 million to $1 billion
		(0.025)%	$1 billion to $1.15 billion
Jennison Growth Portfolio	1,108,159	0.100%	Of the first $200 million
		0.050%	Of the next $800 million
		0.100%	Of the next $1 billion
		0.080%	On amounts in excess of $2 billion
Loomis Sayles Small Cap Core Portfolio	144,572	0.130%	Of the first $25 million
		0.080%	Of the next $75 million
		0.050%	Of the next $100 million
		0.100%	Of the next $300 million
		0.050%	On amounts in excess of $500 million
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Notes to Financial Statements — June 30, 2025— (Continued)
Portfolio	Fees waived for the six months ended June 30, 2025	% per Annum Reduction	Average Daily Net Assets
Loomis Sayles Small Cap Growth Portfolio	$149,424	0.080%	Of the first $100 million
		0.100%	Of the next $400 million
		0.050%	On amounts in excess of $500 million
MetLife Aggregate Bond Index Portfolio	217,841	0.005%	$500 million to $1 billion
		0.010%	$1 billion to $2 billion
		0.020%	On amounts in excess of $2 billion
MetLife Mid Cap Stock Index Portfolio	21,467	0.005%	$500 million to $1 billion
		0.010%	$1 billion to $2 billion
		0.015%	On amounts in excess of $2 billion
MetLife MSCI EAFE Index Portfolio	34,711	0.005%	$500 million to $1 billion
		0.010%	$1 billion to $2 billion
		0.015%	On amounts in excess of $2 billion
MetLife Russell 2000 Index Portfolio	10,685	0.005%	$500 million to $1 billion
		0.010%	$1 billion to $2 billion
		0.015%	On amounts in excess of $2 billion
MetLife Stock Index Portfolio	555,266	0.005%	$500 million to $1 billion
		0.010%	$1 billion to $2 billion
		0.015%	On amounts in excess of $2 billion
MFS® Total Return Portfolio	63,161	0.070%	$200 million to $250 million
		0.020%	$250 million to $500 million
		0.050%	$500 million to $1 billion
		0.075%	$1 billion to $1.25 billion
		0.025%	$1.25 billion to $1.5 billion
		(0.025)%	$1.5 billion to $3.84 billion
MFS® Value Portfolio	795,807	0.100%	Of the first $100 million
		0.050%	Of the next $100 million
		0.075%	Of the next $50 million
		0.025%	Of the next $250 million
		0.050%	Of the next $250 million
		0.025%	$1 billion to $1.5 billion
		0.100%	Of the next $1.5 billion
		0.125%	On amounts in excess of $3 billion
Neuberger Berman Genesis Portfolio	264,882	0.075%	Of the first $500 million
		0.050%	On amounts in excess of $500 million
T. Rowe Price Large Cap Growth Portfolio (a)	648,589	0.090%	Of the first $50 million
		0.060%	Of the next $50 million
		0.070%	Of the next $900 million
		0.045%	Of the next $500 million
		0.060%	Of the next $1.5 billion
		0.075%	On amounts in excess of $3 billion
VanEck Global Natural Resources Portfolio	218,654	0.050%	Of the first $500 million
		0.075%	On amounts in excess of $500 million
Western Asset Management Strategic Bond Opportunities Portfolio	433,292	0.055%	Of the first $500 million
		0.025%	Of the next $500 million
		0.050%	Of the next $1 billion
		0.075%	On amounts in excess of $2 billion
Western Asset Management U.S. Government Portfolio	103,004	0.030%	Of the first $100 million
		0.050%	$200 million to $500 million
		0.010%	$1 billion to $2 billion
		0.030%	On amounts in excess of $2 billion

(a)	Fee waiver schedule applies provided the Portfolio's average daily net assets exceed $2 billion. If average daily net assets fall below $2 billion, a different fee schedule will apply.
Additionally, for the Western Asset Management U.S. Government Portfolio (the “Western U.S. Government Portfolio”), for the period May 1, 2025 to April 30, 2026, Brighthouse Investment Advisers has contractually agreed to waive a portion of its management fee in an amount equal to the difference, if any, between (a) the subadvisory fee payable by the Adviser to the Subadviser calculated based solely on the assets of the Western U.S. Government Portfolio and (b) the subadvisory fee payable by the Adviser to the Subadviser calculated using the fee rate that would apply to the combined net assets of the Western U.S. Government Portfolio and those of Western Asset Management Government Income Portfolio, a series of Brighthouse Funds Trust I also advised by the Subadviser. An identical agreement was in place during the period prior to May 1, 2025. $46,004 was waived for the six months ended June 30, 2025 and is included in the amount shown as a management fee waiver in the Western U.S. Government Portfolio’s Statement of Operations.
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Notes to Financial Statements — June 30, 2025— (Continued)
Certain subadvisers have voluntarily agreed to waive a portion of their subadvisory fees payable by the Adviser to the subadviser for managing the Portfolios. The Adviser has agreed to reduce its advisory fees to reflect a portion of the amount waived by the subadvisers for managing the Portfolios pursuant to these voluntary subadvisory fee waivers. Fees waived in the aggregate for the six months ended June 30, 2025 are disclosed in the table below and are included in the total amount shown as a management fee waiver in the applicable Portfolio’s Statement of Operations.
Portfolio	Fees voluntarily waived for the six months ended June 30, 2025
Brighthouse/Wellington Balanced Portfolio	$153,709
Brighthouse/Wellington Core Equity Opportunities Portfolio	409,893
T. Rowe Price Large Cap Growth Portfolio	241,986
T. Rowe Price Small Cap Growth Portfolio	113,193
During the six months ended June 30, 2025 Massachusetts Financial Services Company, ("MFS") the subadviser to the Portfolios, voluntarily reimbursed the MFS Total Return and MFS Value Portfolios for certain trading costs. These reimbursements amounted to $1,725 and $10,877 respectively and are reflected in the amount shown as Other income in each Portfolio’s Statement of Operations and had no impact on the total return of each Portfolio.
Expense Limitation Agreement - Pursuant to an expense agreement relating to each class of the Brighthouse Asset Allocation 20 Portfolio, Brighthouse Investment Advisers has contractually agreed, from May 1, 2025 to April 30, 2026, to waive a portion of its advisory fees or pay a portion of the other operating expenses (not including acquired fund fees and expenses, brokerage costs, interest, taxes, or extraordinary expenses) to the extent total operating expenses exceed stated annual expense limits (based on the Asset Allocation Portfolio’s then-current fiscal year). For the Brighthouse Asset Allocation 20 Portfolio, this subsidy, and identical subsidies in effect in earlier periods, are subject to the obligation of each class of the Portfolio to repay Brighthouse Investment Advisers in future years, if any, when a class’ expenses fall below the stated expense limit pertaining to that class that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to a class in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the class’ stated expense limit that was in effect at the time of the subsidy in question; provided, however, that no class of the Brighthouse Asset Allocation 20 Portfolio is obligated to repay any expense paid by Brighthouse Investment Advisers more than five years after the end of the fiscal year in which such expense was incurred. The expense limits (annual rates as a percentage of each class of the Portfolio’s net average daily net assets) in effect from May 1, 2025 to April 30, 2026 are 0.10% and 0.35% for Class A and B, respectively.
As of June 30, 2025, the amount of expenses deferred in 2020 subject to repayment until December 31, 2025 was $180,341. The amount of expenses deferred in 2021 subject to repayment until December 31, 2026 was $172,017. The amount of expenses deferred in 2022 subject to repayment until December 31, 2027 was $151,581. The amount of expenses deferred in 2023 subject to repayment until December 31, 2028 was $196,436. The amount of expenses deferred in 2024 subject to repayment until December 31, 2029 was $210,059. The amount of expenses deferred in 2025 subject to repayment until December 31, 2030 was $87,103.
Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.
Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.
Distribution and Service Fees – The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class D, Class E, Class F and Class G shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B, Class D, Class E, Class F and Class G shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.25% of each Portfolio’s average daily net assets attributable to the Class B, Class D, Class E, Class F, and Class G shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.10% of average daily net assets in the case of Class D shares, 0.15% of average daily net assets in the case of Class E shares, 0.20% of average daily net assets in the case of Class F shares and 0.30% of average daily net assets in the case of Class G shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by each Portfolio for the six months ended June 30, 2025 are shown as Distribution and service fees in the Portfolio’s Statement of Operations.
Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on
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Notes to Financial Statements — June 30, 2025— (Continued)
a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain Portfolios of the Trust or Brighthouse Funds Trust I, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in each Portfolio’s Statement of Operations. The portion of the accrued obligations allocated to each Portfolio under the Plan is reflected as Deferred trustees’ fees in each Portfolio’s Statement of Assets and Liabilities.
6.
Contractual Obligations
Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
7.
 Commitments and Contingent Liabilities
A Portfolio may enter into commitments, or agreements, to acquire an investment at a future date (subject to certain conditions) in connection with a potential public or non-public offering. Such agreements are subject to certain rights of the issuer’s and ultimately, issuer approval, and may obligate the Portfolio to make future cash payments. At June 30, 2025, the BlackRock Bond Income Portfolio had an outstanding commitment of $203,649 to purchase a corporate bond issued by New Generation Gas Gathering LLC. Unrealized appreciation (depreciation) on any commitments outstanding at June 30, 2025 is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, if applicable. Outstanding commitments would be considered Level 2 in the fair value hierarchy at June 30, 2025.
8.
Operating Segments
The Trust has adopted Financial Accounting Standards Board ("FASB") issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Trust’s President and Chief Executive Officer acts as the Portfolios’ chief operating decision maker ("CODM"). Each Portfolio operates as a single reportable segment, which reflects how the CODM monitors and manages the operating results of each Portfolio. The CODM manages the allocation of resources in accordance with each Portfolio's objective and the terms of its prospectus and evaluates the total return of the Portfolio versus its comparative benchmark(s). The Adviser or Subadviser implements the investment objective and program by selecting securities and determining asset allocation ranges. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios,changes in net assets from operations and portfolio composition is consistent with that presented within each Portfolio's financial statements and financial highlights.
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Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2025— (Continued)
9.
Income Tax Information
The cost basis of investments for federal income tax purposes at June 30, 2025 was as follows:
Portfolio	Cost Basis of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Baillie Gifford International Stock Portfolio	$1,045,602,248	$439,024,373	$(77,127,467)	$361,896,906
BlackRock Bond Income Portfolio	3,122,114,611	47,195,795	(161,616,962)	(114,421,167)
BlackRock Capital Appreciation Portfolio	1,019,262,245	838,766,952	(8,186,385)	830,580,567
BlackRock Ultra-Short Term Bond Portfolio	603,336,796	101,807	(39,002)	62,805
Brighthouse Asset Allocation 20 Portfolio	360,685,344	2,941,922	(46,340,895)	(43,398,973)
Brighthouse Asset Allocation 40 Portfolio	3,473,260,295	88,231,837	(352,887,115)	(264,655,278)
Brighthouse Asset Allocation 60 Portfolio	9,272,290,041	351,251,176	(747,648,729)	(396,397,553)
Brighthouse Asset Allocation 80 Portfolio	8,282,377,506	404,165,321	(489,915,136)	(85,749,815)
Brighthouse/Artisan Mid Cap Value Portfolio	601,200,526	160,902,557	(52,539,688)	108,362,869
Brighthouse/Dimensional International Small Company Portfolio	437,023,809	160,544,066	(89,200,718)	71,343,348
Brighthouse/Wellington Balanced Portfolio	1,172,427,791	151,315,698	(64,461,579)	86,854,119
Brighthouse/Wellington Core Equity Opportunities Portfolio	2,193,663,604	741,500,662	(59,894,658)	681,606,004
Frontier Mid Cap Growth Portfolio	908,922,728	179,780,757	(65,452,963)	114,327,794
Jennison Growth Portfolio	1,629,601,077	1,430,977,404	(24,659,843)	1,406,317,561
Loomis Sayles Small Cap Core Portfolio	267,803,988	104,977,124	(13,408,681)	91,568,443
Loomis Sayles Small Cap Growth Portfolio	256,534,436	93,064,350	(14,533,303)	78,531,047
MetLife Aggregate Bond Index Portfolio	3,979,941,459	27,872,017	(180,480,036)	(152,608,019)
MetLife Mid Cap Stock Index Portfolio	1,008,317,626	318,025,523	(75,503,976)	242,521,547
MetLife MSCI EAFE Index Portfolio	1,068,415,505	449,348,195	(41,383,678)	407,964,517
MetLife Russell 2000 Index Portfolio	915,262,557	290,341,984	(121,549,384)	168,792,600
MetLife Stock Index Portfolio	3,507,517,072	5,884,209,617	(206,344,158)	5,677,865,459
MFS® Total Return Portfolio	529,645,452	96,471,326	(34,415,360)	62,055,966
MFS® Value Portfolio	1,860,594,691	859,371,458	(74,348,936)	785,022,522
Neuberger Berman Genesis Portfolio	577,897,723	264,122,168	(22,280,608)	241,841,560
T. Rowe Price Large Cap Growth Portfolio	1,187,121,772	1,124,343,321	(34,405,737)	1,089,937,584
T. Rowe Price Small Cap Growth Portfolio	1,016,306,038	240,856,921	(72,092,686)	168,764,235
VanEck Global Natural Resources Portfolio	797,952,586	103,574,265	(50,889,346)	52,684,919
Western Asset Management Strategic Bond Opportunities Portfolio	2,125,477,741	67,149,063	(89,541,087)	(22,392,024)
Western Asset Management U.S. Government Portfolio	1,399,399,653	9,982,721	(67,804,534)	(57,821,813)
The tax character of distributions paid for the years ended December 31, 2024, and December 31, 2023 for each Portfolio, as applicable, were as follows:
	Year Ended December 31, 2024			Year Ended December 31, 2023
Portfolio	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
Baillie Gifford International Stock Portfolio	$11,678,996	$92,485,066	$—	$18,472,670	$—	$—
BlackRock Bond Income Portfolio	114,091,303	—	—	87,087,715	—	—
BlackRock Capital Appreciation Portfolio	25,616,623	80,768,052	—	524,044	30,422,230	—
BlackRock Ultra-Short Term Bond Portfolio	44,882,459	—	—	13,861,272	—	—
Brighthouse Asset Allocation 20 Portfolio	9,969,043	—	—	13,830,052	8,618,568	—
Brighthouse Asset Allocation 40 Portfolio	83,161,264	5,700,291	—	128,146,172	192,534,499	—
Brighthouse Asset Allocation 60 Portfolio	174,877,611	156,795,463	—	292,562,238	771,278,096	—
Brighthouse Asset Allocation 80 Portfolio	116,744,455	167,891,449	—	248,138,575	952,499,338	—
Brighthouse/Artisan Mid Cap Value Portfolio	8,773,853	68,089,626	—	5,815,567	100,429,847	—
Brighthouse/Dimensional International Small Company Portfolio	15,628,211	8,192,987	—	13,039,768	16,466,084	—
Brighthouse/Wellington Balanced Portfolio	22,599,586	37,508,661	—	24,006,274	8,503,350	—
Brighthouse/Wellington Core Equity Opportunities Portfolio	42,791,151	107,942,995	—	42,047,165	328,302,289	—
Frontier Mid Cap Growth Portfolio	2,291,733	—	—	—	—	—
Jennison Growth Portfolio	—	331,919,887	—	—	—	—
Loomis Sayles Small Cap Core Portfolio	359,393	25,997,043	—	466,955	17,725,312	—
Loomis Sayles Small Cap Growth Portfolio	—	3,302,812	—	—	—	—
MetLife Aggregate Bond Index Portfolio	56,509,638	—	—	54,985,622	—	—
MetLife Mid Cap Stock Index Portfolio	18,157,196	48,486,055	—	11,896,032	63,775,012	—
MetLife MSCI EAFE Index Portfolio	29,150,225	8,877,630	—	23,613,462	—	—
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Notes to Financial Statements — June 30, 2025— (Continued)
	Year Ended December 31, 2024			Year Ended December 31, 2023
Portfolio	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
MetLife Russell 2000 Index Portfolio	$11,820,018	$29,380,979	$—	$10,026,275	$14,544,513	$—
MetLife Stock Index Portfolio	98,736,991	480,679,790	—	94,678,546	472,175,570	—
MFS® Total Return Portfolio	15,087,099	29,348,126	—	12,611,575	31,461,307	—
MFS® Value Portfolio	49,396,123	252,521,382	—	49,915,522	330,630,616	—
Neuberger Berman Genesis Portfolio	852,138	88,376,066	—	746,186	80,701,632	—
T. Rowe Price Large Cap Growth Portfolio	—	128,882,716	—	—	—	—
T. Rowe Price Small Cap Growth Portfolio	444,864	63,171,806	—	470,640	29,378,866	—
VanEck Global Natural Resources Portfolio	21,227,812	30,184,927	—	24,403,616	—	—
Western Asset Management Strategic Bond Opportunities Portfolio	158,648,637	—	—	143,060,869	—	—
Western Asset Management U.S. Government Portfolio	41,999,827	—	—	32,823,339	—	—
As of December 31, 2024, the components of distributable earnings (accumulated losses) on a federal income tax basis for each Portfolio were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses
Baillie Gifford International Stock Portfolio	$8,545,282	$55,384,323	$198,111,094	$—
BlackRock Bond Income Portfolio	137,323,188	—	(192,042,690)	(464,174,800)
BlackRock Capital Appreciation Portfolio	6,121,395	233,717,606	829,265,123	—
BlackRock Ultra-Short Term Bond Portfolio	38,102,388	—	192,943	—
Brighthouse Asset Allocation 20 Portfolio	9,757,662	—	(41,457,489)	(4,801,057)
Brighthouse Asset Allocation 40 Portfolio	85,288,819	36,581,293	(250,476,377)	—
Brighthouse Asset Allocation 60 Portfolio	193,838,008	228,975,979	(293,395,835)	—
Brighthouse Asset Allocation 80 Portfolio	135,824,957	285,564,254	119,869,272	—
Brighthouse/Artisan Mid Cap Value Portfolio	10,324,071	121,793,270	133,881,692	—
Brighthouse/Dimensional International Small Company Portfolio	15,755,969	24,717,490	(6,673,072)	—
Brighthouse/Wellington Balanced Portfolio	41,301,377	115,886,271	79,624,050	—
Brighthouse/Wellington Core Equity Opportunities Portfolio	41,443,300	354,329,711	753,954,631	—
Frontier Mid Cap Growth Portfolio	25,826,016	47,596,683	183,571,734	—
Jennison Growth Portfolio	—	512,214,042	1,430,627,927	—
Loomis Sayles Small Cap Core Portfolio	1,128,700	42,213,468	103,717,652	—
Loomis Sayles Small Cap Growth Portfolio	847,144	37,553,118	91,243,311	—
MetLife Aggregate Bond Index Portfolio	70,036,088	—	(255,031,586)	(155,799,034)
MetLife Mid Cap Stock Index Portfolio	34,047,112	66,844,510	285,243,870	—
MetLife MSCI EAFE Index Portfolio	26,243,333	10,285,471	241,390,560	—
MetLife Russell 2000 Index Portfolio	14,379,734	50,551,412	223,895,934	—
MetLife Stock Index Portfolio	111,645,678	759,255,524	5,564,645,489	—
MFS® Total Return Portfolio	15,757,931	39,816,355	55,725,548	—
MFS® Value Portfolio	45,245,788	296,739,866	738,157,978	—
Neuberger Berman Genesis Portfolio	1,168,842	106,910,153	327,795,448	—
T. Rowe Price Large Cap Growth Portfolio	—	314,551,002	1,125,702,203	—
T. Rowe Price Small Cap Growth Portfolio	42,819,098	196,794,651	215,690,987	—
VanEck Global Natural Resources Portfolio	24,636,641	13,086,812	2,202,358	—
Western Asset Management Strategic Bond Opportunities Portfolio	142,461,291	—	(68,523,714)	(629,072,330)
Western Asset Management U.S. Government Portfolio	50,346,251	—	(89,675,772)	(224,164,475)
The Portfolios utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.
BHFTII-431

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2025— (Continued)
The accumulated capital losses carried forward as of December 31, 2024 and prior years accumulated capital losses utilized for each Portfolio, as applicable, were as follows:
	Accumulated Losses Carried Forward		Accumulated Losses Utilized
Portfolio	Short-Term	Long-Term	Short-Term	Long-Term
BlackRock Bond Income Portfolio	$172,299,932	$291,874,868	$—	$—
Brighthouse Asset Allocation 20 Portfolio	—	4,801,057	—	—
Frontier Mid Cap Growth Portfolio	—	—	57,268,051	—
MetLife Aggregate Bond Index Portfolio	21,631,610	134,167,424	—	—
Western Asset Management Strategic Bond Opportunities Portfolio	164,815,232	464,257,098	—	—
Western Asset Management U.S. Government Portfolio	34,269,877	189,894,598	—	—
10.
Recent Accounting Update
In December 2023, the FASB issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740)  - Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU but does not expect it to have a material impact on the financial statements.
BHFTII-432

Quarterly Portfolio Schedule
The Trust files its complete schedule of portfolio holdings as an attachment to Form N-PORT for the first and third quarters of each fiscal year. The Trust’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling (800) 848-3854.
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Proxy Voting Record
The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIGHTHOUSE FUNDS TRUST II

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date: September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date: September 5, 2025

By:	/s/ Alan R. Otis
Alan R. Otis
Chief Financial Officer and Treasurer

Date: September 5, 2025